UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3258

DFA INVESTMENT DIMENSIONS GROUP INC.
(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746
(Address of principal executive offices)	(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary
DFA Investment Dimensions Group Inc.,
6300 Bee Cave Road, Building One, Austin, TX 78746
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (512) 306-7400

Date of fiscal year end:          October 31

Date of reporting period:        January 31, 2011

Form N-Q explanatory note

Explanatory Note – This SEC has a 100 megabyte limitation on filing size. The Form N-Q submission for DFA Investment Dimensions Group Inc. (the “Registrant”) is larger than 100 megabytes and therefore has to be split up into two separate filings, a Form N-Q and Form N-Q/A, in order to transmit all the information to the SEC. This Form N-Q for the Registrant is complete except that the schedules of investments for each Master Funds in which a Feeder Fund invests its assets is being filed in a subsequent filing on Form N-Q/A. The Master Funds and their corresponding Feeder Funds are listed below.

Master Fund	Feeder Fund
The U.S. Large Cap Value Series	U.S. Large Cap Value Portfolio
The DFA International Value Series	LWAS/DFA International High Book to Market Portfolio
The Japanese Small Company Series	Japanese Small Company Portfolio
The Asia Pacific Small Company Series	Asia Pacific Small Company Portfolio
The United Kingdom Small Company Series	United Kingdom Small Company Portfolio
The Continental Small Company Series	Continental Small Company Portfolio
The Emerging Markets Series	Emerging Markets Portfolio
The Emerging Markets Small Cap Series	Emerging Markets Small Cap Portfolio
The Tax-Managed U.S. Marketwide Value Series	Tax-Managed U.S. Marketwide Value Portfolio
The Tax-Managed U.S. Equity Series	Tax-Managed U.S. Equity Portfolio
Dimensional Emerging Markets Value Fund	Emerging Markets Value Portfolio

ITEM 1.	SCHEDULE OF INVESTMENTS.

DFA Investment Dimensions Group Inc.

Form N-Q

January 31, 2011

(Unaudited)

DFA Investment Dimensions Group Inc.

Form N-Q

January 31, 2011

(Unaudited)

Table of Contents

DFA International Value ex Tobacco Portfolio	852
Emerging Markets Social Core Equity Portfolio	861
Tax-Managed U.S. Marketwide Value Portfolio	900
Tax-Managed U.S. Targeted Value Portfolio	901
Tax-Managed U.S. Small Cap Portfolio	927
T.A. U.S. Core Equity 2 Portfolio	965
Tax-Managed DFA International Value Portfolio	1018
T.A. World ex U.S. Core Equity Portfolio	1029
Tax-Managed U.S. Equity Portfolio	1134
LWAS/DFA International High Book to Market Portfolio	1134
VA U.S. Targeted Value Portfolio	1135
VA U.S. Large Value Portfolio	1158
VA International Value Portfolio	1163
VA International Small Portfolio	1173
VA Short-Term Fixed Portfolio	1217
VA Global Bond Portfolio	1220

Notes to Schedules of Investments
Organization	1223
Security Valuation	1223
Financial Instruments	1225
Federal Tax Cost	1229
Other	1230
Recent Issued Accounting Standards	1230
Subsequent Event Evaluations	1230

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
Investment Abbreviations
ADR	American Depositary Receipt
AMBAC	American Municipal Bond Assurance Corporation
ETM	Escrowed to Maturity
FGIC	Federal Guaranty Insurance Corporation
FSA	Financial Security Assurance
FNMA	Federal National Mortgage Association
GO	General Obligation
MBIA	Municipal Bond Insurance Association
NATL-RE	Credit rating enhanced by guaranty or insurance from National Public Finance Guarantee Corp.
NVDR	Non-Voting Depository Receipt
P.L.C.	Public Limited Company
PSF-GTD	Public School Fund Guarantee
RB	Revenue Bond
REIT	Real Estate Investment Trust
SA	Special Assessment
SCSDE	South Carolina State Department of Education
SPDR	Standard & Poor’s Depository Receipts
TAN	Tax Anticipation Note

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
##	See Federal Tax Cost Note within the Notes to Schedules of Investments.
^	Denominated in local currency or the Euro, unless otherwise noted.
@	Security purchased with cash proceeds from Securities on Loan.
●	Security is being fair valued as of January 31, 2011.
(r)	The adjustable or variable rate shown is effective as of January 31, 2011.
(y)	The rate shown is the effective yield.
(t)	Face Amount denominated in Australian Dollars.
(g)	Face Amount denominated in British Pounds.
(e)	Face Amount denominated in Euro.
(z)	Face Amount denominated in New Zealand Dollars.
(n)	Face Amount denominated in Norwegian Krone.
(u)	Face Amount denominated in United States Dollars.
§	Affiliated Fund.
—	Amounts designated as — are either zero or rounded to zero.
❖	Security segregated as collateral for the Open Futures Contracts.

ENHANCED U.S. LARGE COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Face Amount^	Value†
	(000)
BONDS — (79.1%)
AUSTRALIA — (1.5%)
Australia & New Zealand Banking Group, Ltd.
(u) 5.500%, 05/24/11	1,000	$1,012,760
Macquarie Bank, Ltd.
(u) 2.600%, 01/20/12	1,449	1,478,306

TOTAL AUSTRALIA		2,491,066

AUSTRIA — (4.4%)
Asfinag
(u) 2.000%, 10/22/12	3,650	3,730,990
Oesterreichische Volksbanken AG
(e) 3.000%, 02/09/12	1,600	2,222,801
Oesterreichische Kontrollbank AG
(u) 4.750%, 10/16/12	1,500	1,598,140

TOTAL AUSTRIA		7,551,931

CANADA — (16.0%)
Alberta Capital Finance Authority
5.850%, 06/01/12	2,000	2,109,972
Bank of Nova Scotia Floating Rate Note
(r)(u)0.553%, 03/05/12	4,000	4,006,688
British Columbia, Province of Canada
5.750%, 01/09/12	4,000	4,158,226
Canada Mortgage & Housing Corp.
5.500%, 06/01/12	3,700	3,888,002
Canadian Government Bond
1.250%, 12/01/11	2,300	2,297,405
1.500%, 06/01/12	1,000	999,790
Ontario, Province of Canada
4.400%, 12/02/11	4,200	4,300,580
Royal Bank of Canada
(u) 5.650%, 07/20/11	1,300	1,332,227
(e) 5.750%, 07/25/11	2,000	2,790,783
Royal Bank of Canada Floating Rate Note
(r)(u)0.360%, 01/27/12	100	100,000
Toronto-Dominion Bank (The)
(g) 6.875%, 06/24/11	650	1,062,015

TOTAL CANADA		27,045,688

	Face Amount^	Value†
	(000)

DENMARK — (4.1%)
Denmark Government International Bond
(u) 1.875%, 03/16/12	3,000	$3,046,350
FIH Erhvervsbank A.S.
(u) 2.450%, 08/17/12	3,800	3,893,636

TOTAL DENMARK		6,939,986

FINLAND — (0.3%)
Nordea Bank Finland P.L.C. Floating Rate Note
(r)(u)0.507%, 02/01/12	500	499,901

FRANCE — (6.3%)
Agence Francaise de Developpement
(u) 2.250%, 05/22/12	2,500	2,542,350
Caisse d’Amortissement de la Dette Sociale
(u) 2.250%, 07/06/12	3,500	3,570,242
(u) 5.375%, 07/17/12	500	534,123
Societe Financement del’Economie Francaise
(e) 3.500%, 11/24/11	1,800	2,509,600
(u) 2.250%, 06/11/12	1,500	1,538,451

TOTAL FRANCE		10,694,766

GERMANY — (8.0%)
IKB Deutsche Industriebank AG
(e) 2.875%, 01/27/12	1,500	2,086,534
Kreditanstalt fuer Wiederaufbau
(g) 4.375%, 03/07/11	600	964,172
(u) 2.250%, 04/16/12	2,500	2,550,262
Landeskreditbank Baden-Wuerttemberg Foerderbank
(u) 2.000%, 10/01/12	4,000	4,078,360
Landwirtschaftliche Rentenbank
(g) 5.250%, 01/18/12	2,315	3,856,424

TOTAL GERMANY		13,535,752

JAPAN — (3.8%)
Development Bank of Japan
(e) 5.625%, 08/02/11	1,500	2,096,872
Japan Finance Corp.
(u) 2.000%, 06/24/11	1,000	1,006,554

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
JAPAN — (Continued)
(u) 1.500%, 07/06/12	2,000	$2,016,230
(u) 2.125%, 11/05/12	1,300	1,323,901

TOTAL JAPAN		6,443,557

NETHERLANDS — (6.7%)
Bank Nederlandse Gemeenten
(u) 2.250%, 01/17/12	3,000	3,048,177
(g) 5.750%, 03/07/12	521	873,955
Nederlandse Waterschapsbank NV
(u) 2.875%, 06/16/11	4,000	4,039,496
Rabobank Nederland NV
(g) 5.000%, 04/11/11	1,000	1,612,081
(u) 3.000%, 09/18/12	1,700	1,753,618

TOTAL NETHERLANDS		11,327,327

NORWAY — (2.4%)
Kommunalbanken AS
(u) 3.250%, 06/15/11	4,000	4,043,036

SPAIN — (0.6%)
Instituto de Credito Oficial
(u) 1.875%, 04/15/11	1,000	999,800

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (7.9%)
African Development Bank
(c) 4.850%, 07/24/12	4,000	4,183,352
Eurofima
(u) 5.125%, 08/02/12	1,000	1,063,420
(c) 4.875%, 12/04/12	2,500	2,618,131
European Investment Bank
(u) 3.250%, 10/14/11	800	816,190
(u) 4.625%, 03/21/12	3,100	3,242,507
European Union
(e) 3.250%, 12/09/11	1,000	1,393,186

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS		13,316,786

SWEDEN — (2.2%)
Kommuninvest I Sverige
(u) 5.375%, 06/15/11	1,000	1,020,071
(u) 5.375%, 07/03/12	2,600	2,771,285

TOTAL SWEDEN		3,791,356

	Face Amount^	Value†
	(000)
UNITED KINGDOM — (6.5%)
Bank of Scotland P.L.C.
4.625%, 11/04/11	1,800	$2,957,719
Barclays Bank P.L.C.
(u) 5.450%, 09/12/12	4,000	4,264,276
Clydesdale Bank P.L.C.
3.375%, 12/09/11	800	1,307,382
Royal Bank of Scotland P.L.C. (The)
4.125%, 11/14/11	1,500	2,460,542

TOTAL UNITED KINGDOM		10,989,919

UNITED STATES — (8.4%)
Berkshire Hathaway, Inc. Floating Rate Note
(r) 0.466%, 02/10/12	$4,000	4,008,092
General Electric Capital Corp.
6.000%, 06/15/12	800	853,346
General Electric Capital Corp. Floating Rate Note
(r) 0.737%, 02/01/11	2,000	2,000,000
(r) 0.383%, 06/06/11	1,000	1,000,350
JPMorgan Chase & Co.
(g) 3.750%, 12/12/11	1,000	1,637,188
5.375%, 10/01/12	800	857,501
JPMorgan Chase & Co. Floating Rate Note
(r) 1.052%, 06/13/11	1,800	1,805,121
Toyota Motor Credit Corp. Floating Rate Note
(r) 0.403%, 10/04/11	2,000	1,999,918

TOTAL UNITED STATES		14,161,516

TOTAL BONDS		133,832,387

AGENCY OBLIGATIONS — (15.6%)
Federal Home Loan Bank
3.625%, 09/16/11	1,200	1,225,543
1.125%, 05/18/12	2,000	2,017,584
1.500%, 01/16/13	2,000	2,029,540
Federal Home Loan Bank Discount Note
(y)❖ 0.175%, 03/04/11	5,000	4,999,569
(y)❖ 0.160%, 03/09/11	5,000	4,999,401
Federal Home Loan Mortgage Corporation
1.125%, 07/27/12	2,000	2,018,944
5.500%, 08/20/12	1,000	1,076,838
0.375%, 11/30/12	2,000	1,991,714

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Federal National Mortgage Association
4.375%, 09/15/12	$2,000	$2,123,632
Federal National Mortgage Association Discount Note
(y)❖ 0.180%, 03/09/11	4,000	3,999,521

TOTAL AGENCY OBLIGATIONS		26,482,286

	Shares	Value†
EXCHANGE-TRADED FUND — (3.3%)
UNITED STATES — (3.3%)
SPDR Trust Series I	44,100	$5,674,347

TEMPORARY CASH INVESTMENTS — (2.0%)
BlackRock Liquidity Funds
Tempcash Portfolio - Institutional Shares	3,308,118	3,308,118

TOTAL INVESTMENTS — (100.0%) (Cost $166,853,868)##		$169,297,138

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$133,832,387	—	$133,832,387
Agency Obligations	—	26,482,286	—	26,482,286
Exchange-Traded Fund	$5,674,347	—	—	5,674,347
Temporary Cash Investments	3,308,118	—	—	3,308,118
Forward Foreign Currency Contracts**	—	(995,680)	—	(995,680)
Futures Contracts**	9,430,000	—	—	9,430,000

TOTAL	$18,412,465	$159,318,993	—	$177,731,458

**	Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Schedules of Investments.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

U.S. LARGE CAP VALUE PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Cap Value Series of
The DFA Investment Trust Company	$7,391,957,710

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $5,304,586,355)##	$7,391,957,710

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$7,391,957,710	—	—	$7,391,957,710

See accompanying Notes to Schedules of Investments.

U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value†
COMMON STOCKS — (90.5%)
Consumer Discretionary — (14.7%)
*1-800-FLOWERS.COM, Inc.	98,297	$269,334
*99 Cents Only Stores	137,147	2,043,490
#Aaron’s, Inc.	133,800	2,567,622
*AC Moore Arts & Crafts, Inc.	91,531	200,453
Acme United Corp.	12,718	127,180
*AH Belo Corp.	103,994	843,391
Aldila, Inc.	26,679	138,731
*All American Group, Inc.	24,733	5,691
Amcon Distributing Co.	15	1,177
#American Greetings Corp. Class A	38,000	825,740
*America’s Car-Mart, Inc.	56,120	1,399,633
*Arctic Cat, Inc.	65,328	1,046,555
Ark Restaurants Corp.	8,614	124,903
*Asbury Automotive Group, Inc.	19,500	358,995
*Ascent Media Corp.	36,688	1,395,612
*Audiovox Corp. Class A	89,823	644,929
#*AutoNation, Inc.	225,091	6,462,363
*Ballantyne Strong, Inc.	30,246	227,450
#Barnes & Noble, Inc.	270,612	4,262,139
*Bassett Furniture Industries, Inc.	52,270	365,890
*Beasley Broadcast Group, Inc.	14,730	78,805
#*Beazer Homes USA, Inc.	451,401	2,414,995
bebe stores, Inc.	370,532	2,080,537
*Belo Corp.	33,911	228,560
*Benihana, Inc. (082047101)	12,590	103,742
*Benihana, Inc. (082047200)	12,595	102,775
Big 5 Sporting Goods Corp.,	47,302	599,789
*Biglari Holdings, Inc.	6,438	2,768,340
#*BJ’s Restaurants, Inc.	65,655	2,319,591
*Bluegreen Corp.,	140,915	493,202
Blyth, Inc.	42,109	1,415,705
Bob Evans Farms, Inc.	132,564	4,173,115
#Books-A-Million, Inc.	63,563	361,673
#*Borders Group, Inc.	208,560	152,249
#*Boyd Gaming Corp.,	408,260	4,425,538
*Brookfield Homes Corp.,	139,013	1,962,864
Brown Shoe Co., Inc.	207,468	2,628,620
#Brunswick Corp.	89,111	1,775,091
*Build-A-Bear-Workshop, Inc.	114,709	878,671
#*Cabela’s, Inc.	345,772	8,609,723
*Cache, Inc.	69,808	262,478
*California Pizza Kitchen, Inc.	1,341	21,469
#Callaway Golf Co.	322,361	2,369,353
*Cambium Learning Group, Inc.	36,488	119,316
*Canterbury Park Holding Corp.	2,665	35,844
*Caribou Coffee Co., Inc.	3,034	27,367
*Carmike Cinemas, Inc.	15,338	100,311
*Carriage Services, Inc.	50,775	259,460
*Casual Male Retail Group, Inc.	106,933	449,119
*Cavco Industries, Inc.	30,552	1,258,437
#*Charles & Colvard, Ltd.	15,138	41,629
*Charming Shoppes, Inc.	388,947	1,209,625
Christopher & Banks Corp.	147,148	840,215
Churchill Downs, Inc.	49,734	2,059,485
Cinemark Holdings, Inc.	291,806	4,946,112
*Clear Channel Outdoor Holdings, Inc.	77,003	1,069,572
*Cobra Electronics Corp.	100	344
#*Collective Brands, Inc.	278,432	5,668,876

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Collectors Universe, Inc.	13,784	$190,908
#Columbia Sportswear Co.	20,065	1,223,564
#*Conn’s, Inc.	181,961	804,268
*Core-Mark Holding Co., Inc.	59,937	2,028,268
*Cost Plus, Inc.	51,733	439,730
*Craftmade International, Inc.	400	1,880
*Crocs, Inc.	211,499	3,466,469
CSS Industries, Inc.	7,300	134,028
*Culp, Inc.	16,845	168,282
*Cybex International, Inc.	30,500	22,875
*dELiA*s, Inc.	102,506	189,636
*Delta Apparel, Inc.	16,556	213,076
*Destination Maternity Corp.	20,971	849,955
*DGSE Cos., Inc.	432	1,918
Dillard’s, Inc.	240,649	9,558,578
*DineEquity, Inc.	81,900	4,224,402
*Dixie Group, Inc.	11,426	50,731
*Dolan Media Co.	64,697	886,996
*Dorman Products, Inc.	6,111	196,591
Dover Downs Gaming & Entertainment, Inc.	22,916	78,831
*Dover Motorsports, Inc.	21,900	41,172
Drew Industries, Inc.	57,769	1,364,504
Educational Development Corp.	396	2,693
Emerson Radio Corp.	108,901	231,959
*Entercom Communications Corp.	4,062	39,808
Escalade, Inc.	1,243	7,707
#Ethan Allen Interiors, Inc.	28,598	640,595
*Ever-Glory International Group, Inc.	815	1,915
*EW Scripps Co. Class A (The)	229,697	2,085,649
*Exide Technologies	66,275	636,903
*Federal-Mogul Corp.	129,110	3,041,832
Finish Line, Inc. Class A	231,108	3,556,752
*Fisher Communications, Inc.	40,982	989,305
Flexsteel Industries, Inc.	9,696	164,056
Foot Locker, Inc.	361,579	6,457,801
Fred’s, Inc.	169,607	2,277,822
Frisch’s Restaurants, Inc.	866	18,325
*Fuel Systems Solutions, Inc.	21,900	570,057
*Full House Resorts, Inc.	41,883	188,055
*Furniture Brands International, Inc.	252,246	1,135,107
Gaiam, Inc.	38,228	291,680
#*GameStop Corp. Class A	397,119	8,367,297
Gaming Partners International Corp.	15,820	109,316
*Gaylord Entertainment Co.	204,517	6,818,597
*Genesco, Inc.	110,247	4,093,471
#*G-III Apparel Group, Ltd.	40,623	1,417,336
*Golfsmith International Holdings, Inc.	6,065	23,896
*Gray Television, Inc.	235,912	467,106
*Great Wolf Resorts, Inc.	99,449	289,397
#Group 1 Automotive, Inc.	146,690	5,550,750
Harte-Hanks, Inc.	174,463	2,175,554
Haverty Furniture Cos., Inc.	90,668	1,091,643
*Heelys, Inc.	114,416	340,960
*Helen of Troy, Ltd.	130,036	3,650,111
*Hollywood Media Corp.	17,128	33,228
Hooker Furniture Corp.	54,414	729,692
Hot Topic, Inc.	296,146	1,608,073
*Iconix Brand Group, Inc.	314,983	6,252,413
International Speedway Corp.	113,839	3,293,362
*Isle of Capri Casinos, Inc.	166,299	1,566,537
*J. Alexander’s Corp.	4,290	21,922

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*JAKKS Pacific, Inc.	64,631	$1,117,470
Jarden Corp.	207,642	7,039,064
*Jo-Ann Stores, Inc.	45,353	2,736,146
*Johnson Outdoors, Inc. Class A	2,354	35,828
Jones Group, Inc. (The)	279,083	3,541,563
*Journal Communications, Inc.	154,231	740,309
*Kenneth Cole Productions, Inc. Class A	49,064	669,233
*Kid Brands, Inc.	84,046	765,659
*Kona Grill, Inc.	813	4,073
KSW, Inc.	16,593	63,053
*K-Swiss, Inc. Class A	109,848	1,263,252
Lacrosse Footwear, Inc.	12,653	195,236
*Lakeland Industries, Inc.	27,627	245,051
*Lakes Entertainment, Inc.	93,586	266,720
#*La-Z-Boy, Inc.	119,786	996,620
*Lee Enterprises, Inc.	179,701	517,539
#Lennar Corp. Class A	341,414	6,609,775
Lennar Corp. Class B Voting	51,338	814,734
*Liberty Media Corp. Capital Class A	166,331	10,921,293
*Liberty Media Corp. Interactive Class A	104,141	1,649,593
*Liberty Media-Starz Corp. Series A	7,636	509,092
*Life Time Fitness, Inc.	41,300	1,647,044
*Lifetime Brands, Inc.	56,716	687,965
Lithia Motors, Inc.	106,247	1,434,334
*Live Nation Entertainment, Inc.	433,702	4,510,501
*Luby’s, Inc.	129,581	747,682
*M/I Homes, Inc.	109,143	1,600,036
Mac-Gray Corp.	50,130	738,415
*Madison Square Garden, Inc.	104,173	2,627,243
Marcus Corp.	116,850	1,384,672
*MarineMax, Inc.	135,127	1,221,548
*MAXXAM, Inc.	10	6,925
#*McClatchy Co. (The)	325,123	1,658,127
*McCormick & Schmick’s Seafood Restaurants, Inc.	83,364	750,276
MDC Holdings, Inc.	88,722	2,742,397
*Media General, Inc. Class A	117,338	589,037
*Mediacom Communications Corp. Class A	6,300	55,219
Men’s Wearhouse, Inc. (The)	259,084	6,790,592
*Meritage Homes Corp.	130,250	2,990,540
*Modine Manufacturing Co.	178,000	2,937,000
#*Mohawk Industries, Inc.	173,250	9,624,037
*Monarch Casino & Resort, Inc.	23,502	254,762
*Morton’s Restaurant Group, Inc.	66,902	428,842
*Motorcar Parts of America, Inc.	42,535	612,504
*Movado Group, Inc.	90,236	1,300,301
*MTR Gaming Group, Inc.	47,263	108,232
*Multimedia Games, Inc.	95,823	510,737
*Nathan’s Famous, Inc.	3,728	60,244
*Nautilus, Inc.	119,590	291,800
*Navarre Corp.	43,667	93,011
*New Frontier Media, Inc.	89,879	177,960
*New York & Co., Inc.	252,583	1,411,939
#*O’Charley’s, Inc.	120,382	833,043
*Office Depot, Inc.	357,456	1,876,644
*Orbitz Worldwide, Inc.	1,800	9,234
#*Orient-Express Hotels, Ltd.	415,176	5,048,540
#*Orleans Homebuilders, Inc.	16,969	1,442
Outdoor Channel Holdings, Inc.	65,293	522,344
Oxford Industries, Inc.	1,845	43,671
#*Pacific Sunwear of California, Inc.	404,805	1,724,469
*Penn National Gaming, Inc.	205,564	7,344,802

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Penske Automotive Group, Inc.	385,777	$6,519,631
Pep Boys - Manny, Moe & Jack (The)	237,752	3,314,263
*Perry Ellis International, Inc.	76,500	2,153,475
*Phillips-Van Heusen Corp.	165,004	9,631,283
*Pinnacle Entertainment, Inc.	292,521	4,411,217
#*Pulte Group, Inc.	333,576	2,631,915
*Quiksilver, Inc.	585,661	2,617,905
#*Radio One, Inc.	57,624	72,030
*RC2 Corp.	99,526	2,022,368
*Reading International, Inc. Class A	8,787	44,550
*Red Lion Hotels Corp.	70,867	543,550
*Red Robin Gourmet Burgers, Inc.	88,549	1,827,651
Regis Corp.	286,708	4,805,226
#Rent-A-Center, Inc.	265,181	7,886,483
*Retail Ventures, Inc.	127,863	1,928,174
RG Barry Corp.	24,748	261,834
*Rick’s Cabaret International, Inc.	53,340	466,192
*Rocky Brands, Inc.	31,431	345,741
*Royal Caribbean Cruises, Ltd.	16,873	757,598
*Ruby Tuesday, Inc.	289,803	3,906,544
*Ruth’s Hospitality Group, Inc.	15,189	70,781
Ryland Group, Inc. (The)	104,200	1,854,760
*Saga Communications, Inc.	12,163	314,414
#*Saks, Inc.	755,984	8,860,132
Salem Communications Corp.	17,020	54,294
Scholastic Corp.	150,930	4,487,149
Service Corp. International	595,067	5,159,231
Shiloh Industries, Inc.	30,683	396,424
*Shoe Carnival, Inc.	66,243	1,639,514
SInclair Broadcast Group, Inc. Class A	63,779	559,342
#*Skechers U.S.A., Inc. Class A	153,470	3,156,878
Skyline Corp.	41,629	836,327
#*Smith & Wesson Holding Corp.	15,373	54,574
#Sonic Automotive, Inc.	79,339	987,771
Spartan Motors, Inc.	178,157	1,111,700
#Speedway Motorsports, Inc.	199,002	2,881,549
*Sport Chalet, Inc. Class A	8,807	21,841
Stage Stores, Inc.	180,381	2,795,905
Standard Motor Products, Inc.	108,500	1,313,935
*Standard Pacific Corp.	70,633	310,785
*Stanley Furniture, Inc.	62,493	259,346
Stein Mart, Inc.	112,269	879,628
*Steinway Musical Instruments, Inc.	52,643	1,006,008
Stewart Enterprises, Inc.	371,106	2,367,656
*Stoneridge, Inc.	48,609	716,983
Strattec Security Corp.	3,375	108,675
Superior Industries International, Inc.	153,618	3,072,360
*Syms Corp.	6,387	40,366
*Systemax, Inc.	36,850	503,371
*Tandy Brands Accessories, Inc.	5,781	16,765
Tandy Leather Factory, Inc.	2,281	11,724
*Timberland Co. Class A	8,148	217,796
*Toll Brothers, Inc.	411,653	8,331,857
*Trans World Entertainment Corp.	800	1,416
*TRW Automotive Holdings Corp.	109,812	6,551,384
*Tuesday Morning Corp.	200,589	992,916
#*Unifi, Inc.	96,247	1,600,588
*Universal Electronics, Inc.	13,000	342,290
#*Vail Resorts, Inc.	92,600	4,449,430
*Valuevision Media, Inc. Class A	37,568	232,546
*VCG Holding Corp.	58,719	129,769

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Washington Post Co. Class B	18,924	$8,106,095
*Wells-Gardner Electronics Corp.	3,102	8,437
Wendy’s/Arby’s Group, Inc.	1,056,449	5,102,649
*West Marine, Inc.	117,250	1,499,628
*Wet Seal, Inc. (The)	88,098	301,295
Weyco Group, Inc.	1,922	44,456
#Whirlpool Corp.	300	25,650
Wyndham Worldwide Corp.	135,978	3,825,061
*Zale Corp.	159,675	745,682

Total Consumer Discretionary		430,605,396

Consumer Staples — (3.4%)
Alico, Inc.	1,857	46,629
*Alliance One International, Inc.	487,108	1,865,624
Andersons, Inc. (The)	68,145	2,642,663
B&G Foods, Inc.	203,927	2,738,740
*Cagle’s, Inc. Class A	6,461	51,300
CCA Industries, Inc.	24,286	145,959
*Central European Distribution Corp.	143,477	3,291,362
*Central Garden & Pet Co.	92,273	895,971
*Central Garden & Pet Co. Class A	192,018	1,820,331
#*Chiquita Brands International, Inc.	230,642	3,556,500
Coca-Cola Bottling Co.	1,722	93,022
*Constellation Brands, Inc. Class A	439,461	8,446,440
Corn Products International, Inc.	8,249	380,526
*Craft Brewers Alliance, Inc.	43,615	320,134
Del Monte Foods Co.	386,240	7,323,110
#*Dole Food Co., Inc.	121,556	1,699,353
*Elizabeth Arden, Inc.	112,587	2,881,101
Farmer Brothers Co.	38,880	504,274
Fresh Del Monte Produce, Inc.	249,227	6,592,054
Golden Enterprises, Inc.	9,653	30,890
Griffin Land & Nurseries, Inc. Class A	12,569	368,523
*Hain Celestial Group, Inc.	178,298	4,748,076
*Heckmann Corp.	184,167	889,527
*HQ Sustainable Maritime Industries, Inc.	20,852	90,081
Imperial Sugar Co.	65,616	786,080
Ingles Markets, Inc.	54,288	1,051,559
Inter Parfums, Inc.	66,354	1,183,755
*John B. Sanfilippo & Son, Inc.	25,961	294,917
*Mannatech, Inc.	40,466	72,029
MGP Ingredients, Inc.	33,184	313,423
Nash-FInch Co.	71,489	2,692,991
*Natural Alternatives International, Inc.	7,432	39,464
*Nutraceutical International Corp.	56,298	780,853
Oil-Dri Corp. of America	6,375	121,635
*Omega Protein Corp.	104,830	855,413
*Orchids Paper Products Co.	951	11,412
*Pantry, Inc.	97,010	1,617,157
*Parlux Fragrances, Inc.	57,799	193,049
*Physicians Formula Holdings, Inc.	66,427	255,744
#*Pilgrim’s Pride Corp.	5,142	35,891
*Prestige Brands Holdings, Inc.	289,720	3,198,509
*RalCorp Holdings, Inc.	148,230	9,071,676
Ruddick Corp.	10,151	342,089
Schiff Nutrition International, Inc.	17,570	130,369
*Seneca Foods Corp.	15,557	432,485
*Smart Balance, Inc.	244,672	979,911
*Smithfield Foods, Inc.	434,375	8,648,406
Spartan Stores, Inc.	94,526	1,369,682
*Spectrum Brands Holdings, Inc.	6,236	204,416

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
#SUPERVALU, Inc.	253,201	$1,845,835
*Susser Holdings Corp.	71,823	1,035,688
Tasty Baking Co.	26,036	95,031
#*TreeHouse Foods, Inc.	76,040	3,638,514
#Universal Corp.	108,529	4,112,164
Village Super Market, Inc.	2,854	89,644
Weis Markets, Inc.	63,103	2,494,462
*Winn-Dixie Stores, Inc.	241,311	1,539,564

Total Consumer Staples		100,956,007

Energy — (9.8%)
Adams Resources & Energy, Inc.	2,169	54,247
*Allis-Chalmers Energy, Inc.	345,591	2,619,580
#Alon USA Energy, Inc.	167,443	1,307,730
*Approach Resources, Inc.	87,580	2,335,759
#*ATP Oil & Gas Corp.	175,197	2,971,341
*Barnwell Industries, Inc.	1,385	10,360
*Basic Energy Services, Inc.	248,771	4,542,558
#Berry Petroleum Corp. Class A	49,468	2,308,672
*Bill Barrett Corp.	148,091	6,068,769
#*BioFuel Energy Corp.	31,442	35,844
—*BioFuel Energy Corp. Depository Shares Series A	79,280	90,379
*Bolt Technology Corp.	35,613	506,417
#*BPZ Resources, Inc.	29,838	171,568
*Bristow Group, Inc.	167,782	8,639,095
*Bronco Drilling Co., Inc.	140,754	974,018
Cabot Oil & Gas Corp.	38,594	1,606,668
*Cal Dive International, Inc.	390,998	2,400,728
*Clayton Williams Energy, Inc.	14,068	1,247,128
*Complete Production Services, Inc.	332,185	9,281,249
#*Comstock Resources, Inc.	20,970	580,869
*Contango Oil & Gas Co.	8,300	481,400
*CREDO Petroleum Corp.	4,232	48,287
*Crimson Exploration, Inc.	36,490	155,082
Crosstex Energy, Inc.	268,617	2,272,500
*CVR Energy, Inc.	352,655	6,107,985
*Dawson Geophysical Co.	46,821	1,583,018
Delek US Holdings, Inc.	159,276	1,326,769
DHT Holdings, Inc.	201,363	1,024,938
*Double Eagle Petroleum Co.	27,667	215,526
*Endeavour International Corp.	5,106	63,723
*Energy Partners, Ltd.	140,343	2,258,119
*ENGlobal Corp.	13,030	58,765
#*Exterran Holdings, Inc.	284,147	7,049,687
*Frontier Oil Corp.	335,425	6,976,840
General Maritime Corp.	298,425	913,180
*Geokinetics, Inc.	45,125	384,014
*GeoResources, Inc.	29,732	821,792
*Global Industries, Ltd.	386,263	3,095,898
#*Goodrich Petroleum Corp.	133,984	2,843,140
#*Green Plains Renewable Energy, Inc.	156,452	1,744,440
Gulf Island Fabrication, Inc.	72,323	1,958,507
*Gulfmark Offshore, Inc.	122,012	4,691,361
*Gulfport Energy Corp.	2,753	65,907
#*Harvest Natural Resources, Inc.	194,361	2,161,294
*Helix Energy Solutions Group, Inc.	494,307	6,129,407
*Hercules Offshore, Inc.	541,113	1,791,084
*HKN, Inc.	28,174	96,073
#*Hornbeck Offshore Services, Inc.	123,891	2,941,172
*International Coal Group, Inc.	867,864	8,027,742
*Key Energy Services, Inc.	363,124	4,833,180

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#*Lucas Energy, Inc.	67,900	$154,812
*Matrix Service Co.	40,659	457,820
*Mitcham Industries, Inc.	49,062	540,173
*Natural Gas Services Group, Inc.	60,748	1,084,959
*Newpark Resources, Inc.	480,197	2,871,578
#*Oil States International, Inc.	72,117	4,886,648
#Overseas Shipholding Group, Inc.	145,848	4,847,988
*OYO Geospace Corp.	974	93,338
*Parker Drilling Co.	491,294	2,132,216
#*Patriot Coal Corp.	238,729	6,247,538
Patterson-UTI Energy, Inc.	424,189	9,900,571
Penn Virginia Corp.	210,674	3,661,514
*Petroleum Development Corp.	108,885	4,955,356
*PetroQuest Energy, Inc.	394	3,089
*PHI, Inc. Non-Voting	64,426	1,328,464
*Pioneer Drilling Co.	336,370	2,980,238
Pioneer Natural Resources Co.	129,564	12,329,310
*Plains Exploration & Production Co.	369,112	13,066,565
#*Rex Energy Corp.	121,785	1,465,682
*Rosetta Resources, Inc.	14,562	581,752
*Rowan Cos., Inc.	337,759	11,578,379
SEACOR Holdings, Inc.	55,847	5,902,469
#*Seahawk Drilling, Inc.	1,413	9,813
#SM Energy Co.	30,800	1,914,528
#*Stone Energy Corp.	78,580	1,826,985
Sunoco, Inc.	291,472	12,372,986
*Superior Energy Services, Inc.	51,768	1,818,092
*Swift Energy Corp.	166,758	7,113,896
*Teekay Corp.	192,977	6,534,201
*Tesoro Petroleum Corp.	355,960	6,852,230
*Tetra Technologies, Inc.	343,530	3,899,066
*TGC Industries, Inc.	24,876	114,181
Tidewater, Inc.	123,818	7,365,933
*Union Drilling, Inc.	102,511	748,330
*Unit Corp.	111,666	5,717,299
#*USEC, Inc.	559,795	3,106,862
*Warren Resources, Inc.	6,179	34,479
*Western Refining, Inc.	423,850	5,162,493
*Whiting Petroleum Corp.	64,462	8,140,261
*Willbros Group, Inc.	183,233	2,191,467

Total Energy		285,867,370

Financials — (21.8%)
#1st Source Corp.	81,052	1,527,830
21st Century Holding Co.	39,772	132,043
Abington Bancorp, Inc.	120,287	1,493,965
Advance America Cash Advance Centers, Inc.	150,505	921,091
*Affirmative Insurance Holdings, Inc.	37,274	93,185
*Allegheny Corp.	12,017	3,710,609
Alliance Financial Corp.	2,424	72,017
*Allied World Assurance Co. Holdings, Ltd.	117,886	7,112,062
Alterra Capital Holdings, Ltd.	294,280	6,341,734
*American Capital, Ltd.	1,070,676	8,747,423
American Equity Investment Life Holding Co.	325,267	4,124,386
American Financial Group, Inc.	301,078	9,794,067
American National Bankshares, Inc.	2,889	59,427
American National Insurance Co.	37,894	3,159,602
*American Safety Insurance Holdings, Ltd.	49,446	991,887
*Ameris Bancorp	73,581	701,227
*AMERISAFE, Inc.	99,481	1,771,757
*AmeriServe Financial, Inc.	38,961	81,039

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
AmTrust Financial Services, Inc.	7,875	$145,766
*Arch Capital Group, Ltd.	59,774	5,275,055
Argo Group International Holdings, Ltd.	134,395	4,787,150
Arrow Financial Corp.	1,060	24,041
Aspen Insurance Holdings, Ltd.	209,374	6,291,689
*Asset Acceptance Capital Corp.	109,541	663,818
Associated Banc-Corp.	377,164	5,272,753
Assurant, Inc.	275,724	10,816,653
Assured Guaranty, Ltd.	516,178	7,463,934
Asta Funding, Inc.	55,585	426,615
#Astoria Financial Corp.	478,359	6,811,832
*Atlantic Coast Federal Corp.	25,538	51,587
*Avatar Holdings, Inc.	51,335	1,025,160
Axis Capital Holdings, Ltd.	347,296	12,356,792
*B of I Holding, Inc.	46,452	701,890
Baldwin & Lyons, Inc.	114	2,397
Baldwin & Lyons, Inc. Class B	8,544	191,984
#BancFirst Corp.	22,346	906,354
Bancorp Rhode Island, Inc.	3,115	93,948
*Bancorp, Inc.	96,740	909,356
#BancorpSouth, Inc.	64,800	1,013,472
*BancTrust Financial Group, Inc.	72,111	201,190
Bank Mutual Corp.	114,111	505,512
Bank of Commerce Holdings	1,700	7,055
Bank of Kentucky Financial Corp.	305	6,252
Bank of the Ozarks, Inc.	13,667	589,458
#*BankAtlantic Bancorp, Inc.	153,059	153,059
BankFinancial Corp.	112,518	1,026,164
Banner Corp.	126,971	299,652
Bar Harbor Bankshares	6,487	189,485
Beacon Federal Bancorp, Inc.	246	3,154
*Beneficial Mutual Bancorp, Inc.	17,175	151,655
Berkshire Hills Bancorp, Inc.	58,228	1,236,763
Boston Private Financial Holdings, Inc.	390,022	2,617,048
*Bridge Capital Holdings	109	957
Brookline Bancorp, Inc.	129,811	1,405,853
*Cadence Financial Corp.	27,203	67,735
Calamos Asset Management, Inc.	10,437	160,521
California First National Bancorp	489	6,944
*Camco Financial Corp.	511	1,037
Camden National Corp.	1,668	57,096
*Cape Bancorp, Inc.	2,557	25,775
*Capital Bank Corp.	200	676
Capital City Bank Group, Inc.	65,480	828,322
Capital Southwest Corp.	17,418	1,699,126
CapitalSource, Inc.	802,088	6,192,119
#*Capitol Bancorp, Ltd.	40,025	11,607
Cardinal Financial Corp.	140,938	1,550,318
#Carver Bancorp, Inc.	400	860
Cash America International, Inc.	65,901	2,651,197
#Cathay General Bancorp	422,078	7,306,170
#Center Bancorp, Inc.	41,759	375,831
*Center Financial Corp.	118,092	867,976
CenterState Banks of Florida, Inc.	74,181	544,489
#*Central Pacific Financial Corp.	130,079	201,622
Century Bancorp, Inc. Class A	80	2,155
Chemical Financial Corp.	73,377	1,523,307
*Chicopee Bancorp, Inc.	547	7,904
*Citizens Community Bancorp, Inc.	6,167	30,773
Citizens Holding Co.	692	14,113
#*Citizens, Inc.	71,946	512,975

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#City National Corp.	8,729	$504,449
*CNA Surety Corp.	160,161	3,848,669
*CNO Financial Group, Inc.	1,229,638	7,783,609
#CoBiz Financial, Inc.	142,928	911,881
*Colonial Financial Services, Inc.	144	1,786
Columbia Banking System, Inc.	139,273	2,799,387
#Comerica, Inc.	7,168	273,818
*Commonwealth Bankshares, Inc.	1,562	1,937
#Community Bank System, Inc.	103,736	2,622,446
Community Trust Bancorp, Inc.	39,485	1,141,511
*CompuCredit Holdings Corp.	168,960	1,020,518
Consolidated-Tokoma Land Co.	6,505	187,669
*Cowen Group, Inc.	42,393	192,040
*Crescent Financial Corp.	35,245	80,711
#CVB Financial Corp.	28,217	233,637
#Danvers Bancorp, Inc.	62,049	1,337,776
#*Dearborn Bancorp, Inc.	47,394	85,783
Delphi Financial Group, Inc. Class A	211,158	6,077,127
Dime Community Bancshares, Inc.	90,942	1,371,405
Donegal Group, Inc. Class A	70,172	908,727
*Doral Financial Corp.	99,293	123,123
*E*Trade Financial Corp.	620,327	10,272,615
Eastern Insurance Holdings, Inc.	45,624	592,656
EMC Insurance Group, Inc.	50,136	1,126,556
Employers Holdings, Inc.	71,040	1,192,762
*Encore Bancshares, Inc.	29,506	341,679
*Encore Capital Group, Inc.	58,440	1,329,510
Endurance Specialty Holdings, Ltd.	128,857	5,990,562
*Enstar Group, Ltd.	6,799	562,753
Enterprise Bancorp, Inc.	630	9,034
Enterprise Financial Services Corp.	36,868	478,547
ESB Financial Corp.	29,502	405,948
ESSA Bancorp, Inc.	79,429	1,003,188
Evans Bancorp, Inc.	163	2,372
Everest Re Group, Ltd.	68,337	5,759,442
#F.N.B. Corp.	489,757	4,946,546
*Farmers Capital Bank Corp.	1,172	8,602
FBL Financial Group, Inc. Class A	124,455	3,461,094
Federal Agricultural Mortgage Corp.	62,489	964,830
Fidelity National Financial, Inc.	209,004	2,811,104
#*Fidelity Southern Corp.	10,024	84,601
Financial Institutions, Inc.	17,507	338,410
*First Acceptance Corp.	83,671	153,955
First American Financial Corp.	200,565	3,110,763
First Bancorp (318910106)	68,802	1,034,094
First Bancorp, Inc.	3,565	52,655
First Bancshares, Inc. (The)	137	1,249
#First Busey Corp.	107,001	526,445
First Business Financial Services, Inc.	400	4,912
*First California Financial Group, Inc.	4,713	14,940
First Citizens BancShares, Inc.	3,500	704,095
First Commonwealth Financial Corp.	360,425	2,317,533
First Community Bancshares, Inc.	25,314	340,473
*First Defiance Financial Corp.	39,906	522,370
#*First Federal Bancshares of Arkansas, Inc.	900	2,061
*First Federal of Northern Michigan Bancorp, Inc.	100	394
First Financial Bancorp	67,465	1,140,158
First Financial Corp.	32,634	1,028,950
First Financial Holdings, Inc.	84,282	873,162
First Financial Northwest, Inc.	99,354	466,964
*First Marblehead Corp. (The)	354,814	780,591

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
First Merchants Corp.	106,460	$964,528
First Mercury Financial Corp.	98,414	1,618,910
First Midwest Bancorp, Inc.	293,486	3,430,851
#First Niagara Financial Group, Inc.	185,702	2,577,544
First Pactrust Bancorp, Inc.	7,057	98,233
*First Place Financial Corp.	36,852	104,660
*First Security Group, Inc.	25,244	23,982
First South Bancorp, Inc.	6,484	37,607
Firstbank Corp.	301	2,017
*FirstCity Financial Corp.	34,232	265,640
Flagstone Reinsurance Holdings SA	303,605	3,722,197
Flushing Financial Corp.	142,749	2,034,173
#*FNB United Corp.	6,548	2,750
#*Forest City Enterprises, Inc. Class A	75,945	1,284,230
*Forestar Group, Inc.	500	9,330
*Fox Chase Bancorp, Inc.	2,206	27,112
*FPIC Insurance Group, Inc.	20,782	743,164
Fulton Financial Corp.	353,152	3,644,529
*Genworth Financial, Inc.	18,448	250,339
German American Bancorp, Inc.	27,395	469,002
GFI Group, Inc.	66,770	341,862
Glacier Bancorp, Inc.	61,496	867,709
*Global Indemnity P.L.C.	73,313	1,460,028
#Great Southern Bancorp, Inc.	45,442	995,180
#*Greene Bancshares, Inc.	61,825	194,749
*Greenlight Capital Re, Ltd.	36,908	1,043,389
*Guaranty Bancorp	157,763	231,912
*Hallmark Financial Services, Inc.	106,494	904,134
Hampden Bancorp, Inc.	20,730	251,869
*Hanmi Financial Corp.	190,599	250,638
Hanover Insurance Group, Inc.	116,138	5,493,327
Harleysville Group, Inc.	68,182	2,408,870
*Harris & Harris Group, Inc.	161,917	824,158
HCC Insurance Holdings, Inc.	178,469	5,404,041
Heartland Financial USA, Inc.	33,416	565,065
*Heritage Commerce Corp.	50,473	231,166
*Heritage Financial Corp.	16,052	228,741
HF Financial Corp.	1,557	17,236
*Hilltop Holdings, Inc.	261,601	2,566,306
*Home Bancorp, Inc.	4,815	66,447
Home Bancshares, Inc.	38,971	797,347
Home Federal Bancorp, Inc.	86,137	923,389
Homeowners Choice, Inc.	1,130	9,424
HopFed Bancorp, Inc.	6,179	58,083
Horace Mann Educators Corp.	177,770	3,071,866
Hudson Valley Holding Corp.	1,515	34,012
Huntington Bancshares, Inc.	613,675	4,443,007
IBERIABANK Corp.	53,085	3,010,981
Independence Holding Co.	50,627	399,447
#Independent Bank Corp.	97,933	2,661,819
Indiana Community Bancorp	738	11,845
Infinity Property & Casualty Corp.	12,200	728,828
Interactive Brokers Group, Inc.	49,600	802,032
*International Assets Holding Corp.	2,272	53,165
#International Bancshares Corp.	177,060	3,358,828
*Internet Capital Group, Inc.	155,497	1,893,953
*Intervest Bancshares Corp.	8,121	21,358
*Investment Technology Group, Inc.	118,799	2,189,466
Investors Title Co.	81	2,591
JMP Group, Inc.	31,978	239,515
Kaiser Federal Financial Group, Inc.	12,182	145,453

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Kearny Financial Corp.	500	$4,660
*Knight Capital Group, Inc.	24,535	340,055
*LaBranche & Co., Inc.	143,575	539,842
Lakeland Bancorp, Inc.	102,510	986,151
Lakeland Financial Corp.	31,991	658,375
Legacy Bancorp, Inc.	39,923	518,999
LNB Bancorp, Inc.	32,597	172,112
*Louisiana Bancorp, Inc.	13,988	206,323
#*Macatawa Bank Corp.	64,525	277,457
Maiden Holdings, Ltd.	91,157	729,256
MainSource Financial Group, Inc.	86,736	787,997
*Market Leader, Inc.	500	1,235
*Marlin Business Services Corp.	51,152	668,045
Marshall & Ilsley Corp.	856,563	5,987,375
*Maui Land & Pineapple Co., Inc.	9,882	47,928
MB Financial, Inc.	230,048	4,522,744
#*MBIA, Inc.	462,614	4,949,970
#*MBT Financial Corp.	48,894	90,454
MCG Capital Corp.	453,143	3,081,372
Meadowbrook Insurance Group, Inc.	193,565	1,836,932
Medallion Financial Corp.	71,364	558,780
#Mercantile Bank Corp.	29,660	270,796
Mercer Insurance Group, Inc.	28,318	794,320
Merchants Bancshares, Inc.	13,405	368,235
Mercury General Corp.	57,080	2,423,046
*Meridian Interstate Bancorp, Inc.	20,737	252,991
*Metro Bancorp, Inc.	18,467	222,158
*MF Global Holdings, Ltd.	657,264	5,442,146
#*MGIC Investment Corp.	741,833	6,223,979
MicroFinancial, Inc.	3,085	12,803
MidSouth Bancorp, Inc.	11,007	147,714
Montpelier Re Holdings, Ltd.	317,012	6,292,688
MutualFirst Financial, Inc.	241	2,470
*Nara Bancorp, Inc.	164,046	1,601,089
*NASDAQ OMX Group, Inc. (The)	540,725	13,236,948
*National Financial Partners Corp.	200,738	2,545,358
National Interstate Corp.	10,054	211,335
National Penn Bancshares, Inc.	668,844	5,457,767
National Security Group, Inc.	1,200	14,316
National Western Life Insurance Co. Class A	274	47,397
Naugatuck Valley Financial Corp.	200	1,760
*Navigators Group, Inc. (The)	52,529	2,570,769
NBT Bancorp, Inc.	30,454	705,924
Nelnet, Inc. Class A	147,808	3,313,855
*New Century Bancorp, Inc.	700	3,521
New England Bancshares, Inc.	5,003	47,028
New Hampshire Thrift Bancshares, Inc.	500	6,575
New Westfield Financial, Inc.	117,136	993,313
NewAlliance Bancshares, Inc.	537,373	8,033,726
*NewBridge Bancorp	17,644	89,808
*NewStar Financial, Inc.	256,825	2,488,634
*North Valley Bancorp	6,221	57,109
Northeast Community Bancorp, Inc.	8,596	53,639
#Northfield Bancorp, Inc.	17,470	226,586
Northrim Bancorp, Inc.	1,743	32,838
Northwest Bancshares, Inc.	295,994	3,467,570
Norwood Financial Corp.	37	1,007
Ocean Shore Holding Co.	92	1,109
OceanFirst Financial Corp.	36,667	507,838
*Ocwen Financial Corp.	312,143	3,152,644
Old National Bancorp	346,972	3,723,010

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Old Republic International Corp.	643,131	$7,865,492
#Old Second Bancorp, Inc.	69,131	108,536
OneBeacon Insurance Group, Ltd.	107,023	1,471,566
Oppenheimer Holdings, Inc. Class A	3,275	85,477
Oriental Financial Group, Inc.	115,801	1,368,768
Oritani Financial Corp.	14,543	174,371
Pacific Continental Corp.	10,093	102,444
#*Pacific Mercantile Bancorp	36,546	140,337
*Pacific Premier Bancorp, Inc.	198	1,321
#PacWest Bancorp	35,173	693,963
Park National Corp.	13,227	861,342
Parkvale Financial Corp.	127	1,365
#*Patriot National Bancorp	250	625
Peapack-Gladstone Financial Corp.	3,657	49,808
#*Penson Worldwide, Inc.	133,032	633,232
Peoples Bancorp, Inc.	51,350	697,846
#*PHH Corp.	264,040	6,307,916
#*Phoenix Cos., Inc. (The)	669,911	1,714,972
*PICO Holdings, Inc.	50,124	1,552,842
#*Pinnacle Financial Partners, Inc.	178,477	2,455,844
*Piper Jaffray Cos., Inc.	52,341	2,187,854
*Platinum Underwriters Holdings, Ltd.	128,127	5,663,213
#*PMI Group, Inc. (The)	702,116	2,043,158
*Popular, Inc.	2,702,542	8,675,160
#*Portfolio Recovery Associates, Inc.	26,522	1,913,297
*Preferred Bank	63,286	116,446
Premier Financial Bancorp, Inc.	223	1,423
Presidential Life Corp.	94,988	900,486
PrivateBancorp, Inc.	273,235	4,199,622
*ProAssurance Corp.	55,043	3,229,373
Prosperity Bancshares, Inc.	93,683	3,789,477
Protective Life Corp.	240,725	6,636,788
Provident Financial Holdings, Inc.	23,025	178,444
Provident Financial Services, Inc.	274,341	4,019,096
Provident New York Bancorp	123,521	1,152,451
Prudential Bancorp, Inc. of Pennsylvania	42	291
*PSB Holdings, Inc.	599	2,959
#Pulaski Financial Corp.	22,070	163,759
QC Holdings, Inc.	80,989	331,245
QCR Holdings, Inc.	246	1,906
Radian Group, Inc.	663,443	4,763,521
Reinsurance Group of America, Inc.	193,505	11,138,148
RenaissanceRe Holdings, Ltd.	82,980	5,445,148
Renasant Corp.	113,127	1,763,650
*Republic First Bancorp, Inc.	4,694	14,927
Resource America, Inc.	88,737	608,736
*Riverview Bancorp, Inc.	29,654	91,631
#RLI Corp.	18,341	988,030
Rockville Financial, Inc.	17,347	257,083
Rome Bancorp, Inc.	8,525	100,424
S&T Bancorp, Inc.	52,578	1,148,829
*Safeguard Scientifics, Inc.	81,168	1,335,214
Safety Insurance Group, Inc.	63,482	3,021,108
Salisbury Bancorp, Inc.	46	1,242
Sanders Morris Harris Group, Inc.	138,589	961,808
Sandy Spring Bancorp, Inc.	92,806	1,781,875
SCBT Financial Corp.	48,663	1,514,393
SeaBright Holdings, Inc.	105,549	1,024,881
*Seacoast Banking Corp. of Florida	112,261	190,844
Selective Insurance Group, Inc.	228,796	4,067,993
Shore Bancshares, Inc.	2,225	21,427

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*SI Financial Group, Inc.	3,758	$34,198
Sierra Bancorp	22,097	238,427
Simmons First National Corp.	34,836	968,092
Somerset Hills Bancorp	5,111	48,299
*Southern Community Financial Corp.	36,564	62,159
*Southern Connecticut Bancorp, Inc.	500	2,180
*Southern First Bancshares, Inc.	660	5,287
*Southern National Bancorp of Virginia, Inc.	259	1,961
Southside Bancshares, Inc.	1,821	39,006
*Southwest Bancorp, Inc.	77,711	1,063,864
StanCorp. Financial Group, Inc.	77,455	3,455,268
State Auto Financial Corp.	113,942	1,737,615
State Bancorp, Inc.	26,786	255,806
StellarOne Corp.	94,237	1,369,264
Sterling Bancorp	32,598	319,134
Sterling Bancshares, Inc.	470,735	4,175,419
#Stewart Information Services Corp.	98,029	1,118,511
*Stratus Properties, Inc.	1,122	10,794
*Sun Bancorp, Inc.	102,481	424,271
#*Superior Bancorp	2,924	2,047
Susquehanna Bancshares, Inc.	678,399	6,485,494
*Sussex Bancorp	474	2,839
SWS Group, Inc.	56,135	262,712
#Synovus Financial Corp.	1,002,067	2,645,457
#*Taylor Capital Group, Inc.	56,387	579,094
Teche Holding Co.	130	4,712
Territorial Bancorp, Inc.	2,345	45,235
*Texas Capital Bancshares, Inc.	76,305	1,861,079
*Thomas Properties Group, Inc.	141,394	537,297
*TIB Financial Corp.	1,407	25,889
*Tidelands Bancshares, Inc.	300	363
Timberland Bancorp, Inc.	2,641	12,201
Tower Bancorp, Inc.	5,794	131,118
*Tower Financial Corp.	288	2,543
#Tower Group, Inc.	74,821	1,948,339
#TowneBank	59,888	892,331
Transatlantic Holdings, Inc.	172,845	8,892,875
*Tree.com, Inc.	55,489	467,772
*Trenwick Group, Ltd.	38,857	12
TriCo Bancshares	35,852	543,875
Trustmark Corp.	139,806	3,353,946
Umpqua Holdings Corp.	519,273	5,696,425
Union First Market Bankshares Corp.	61,597	752,715
#United Bankshares, Inc.	90,046	2,539,297
*United Community Banks, Inc.	320,080	544,136
*United Community Financial Corp.	10,399	16,014
United Financial Bancorp, Inc.	91,552	1,403,492
United Fire & Casualty Co.	104,726	2,099,233
*United PanAm Financial Corp.	22,650	156,964
*United Security Bancshares	1,010	3,535
Unitrin, Inc.	239,109	6,434,423
*Unity Bancorp, Inc.	1,070	7,249
Universal Insurance Holdings, Inc.	16,679	90,400
Univest Corp. of Pennsylvania	26,591	458,296
Validus Holdings, Ltd.	282,570	8,590,128
*Virginia Commerce Bancorp, Inc.	94,694	569,111
*Virtus Investment Partners, Inc.	1,125	54,304
Washington Banking Co.	17,589	240,090
Washington Federal, Inc.	121,572	2,101,980
Washington Trust Bancorp, Inc.	41,767	835,340
*Waterstone Financial, Inc.	7,927	21,403

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Webster Financial Corp.	409,887	$9,378,215
WesBanco, Inc.	109,089	2,056,328
Wesco Financial Corp.	2,775	1,042,817
West Bancorporation, Inc.	48,488	347,901
*West Coast Bancorp	83,037	269,870
*Western Alliance Bancorp	208,128	1,560,960
White Mountains Insurance Group, Ltd.	18,179	6,180,860
White River Capital, Inc.	521	9,149
Whitney Holding Corp.	533,457	7,100,313
Wilmington Trust Corp.	280,107	1,226,869
Wilshire Bancorp, Inc.	119,651	768,159
#Wintrust Financial Corp.	140,637	4,628,364
WR Berkley Corp.	4,038	114,073
*Yadkin Valley Financial Corp.	24,305	67,082
#Zions Bancorporation	360,671	8,504,622
*ZipRealty, Inc.	32,184	86,253

Total Financials		639,612,583

Health Care — (6.4%)
*A.D.A.M., Inc.	10,600	74,094
*Accelrys, Inc.	172,785	1,420,293
*Adolor Corp.	100,152	141,214
#*ADVENTRX Pharmaceuticals, Inc.	54,020	124,786
*Affymetrix, Inc.	27,445	133,108
#*Air Methods Corp.	53,983	2,766,089
*Albany Molecular Research, Inc.	15,391	76,801
#*Alere, Inc.	216,089	8,464,206
*Allied Healthcare International, Inc.	235,228	569,252
*Alphatec Holdings, Inc.	45,362	109,322
*American Dental Partners, Inc.	77,079	979,674
*American Shared Hospital Services	1,356	4,353
*Amicus Therapeutics, Inc.	2,532	14,407
*AMN Healthcare Services, Inc.	153,365	889,517
*Amsurg Corp.	129,792	2,734,717
Analogic Corp.	24,965	1,274,963
*AngioDynamics, Inc.	133,285	2,158,551
*Anika Therapeutics, Inc.	52,129	364,382
*Animal Health International, Inc.	15,276	42,315
Arrhythmia Research Technology, Inc.	950	5,282
*Assisted Living Concepts, Inc.	52,174	1,717,568
*BioClinica, Inc.	32,919	147,806
#*BioScrip, Inc.	152,819	791,602
*BMP Sunstone Corp.	66,001	656,050
*Caliper Life Sciences, Inc.	35,941	231,460
*Cambrex Corp.	119,908	546,780
Cantel Medical Corp.	79,627	1,695,259
*Capital Senior Living Corp.	136,755	934,037
*Caraco Pharmaceutical Laboratories, Ltd.	4,611	21,810
*CardioNet, Inc.	91,347	397,359
*Celera Corp.	399,213	2,469,132
*Codexis, Inc.	28,263	255,215
*Community Health Systems, Inc.	232,961	8,181,590
*CONMED Corp.	124,381	3,247,588
*Continucare Corp.	61,924	252,031
#Cooper Cos., Inc.	123,888	7,103,738
*Coventry Health Care, Inc.	373,375	11,190,049
*CPEX Pharmaceuticals, Inc.	1,867	50,316
*Cross Country Healthcare, Inc.	125,489	903,521
*CryoLife, Inc.	28,113	142,533
*Cumberland Pharmaceuticals, Inc.	5,118	31,732
*Cutera, Inc.	68,783	562,645

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Cynosure, Inc. Class A	40,811	$445,452
*Cytokinetics, Inc.	14,824	28,166
Daxor Corp.	150	1,420
*Digirad Corp.	77,481	175,107
#*Dynacq Healthcare, Inc.	5,490	12,243
Ensign Group, Inc.	21,990	531,278
*Enzo Biochem, Inc.	32,155	159,489
*Exactech, Inc.	29,050	484,844
*Five Star Quality Care, Inc.	160,902	1,007,247
*Genoptix, Inc.	285	7,114
*Gentiva Health Services, Inc.	125,421	2,887,191
*Greatbatch, Inc.	111,224	2,619,325
*Hanger Orthopedic Group, Inc.	25,667	527,457
*Harvard Bioscience, Inc.	123,057	524,223
*HealthSpring, Inc.	272,795	8,290,240
*HealthStream, Inc.	51,619	359,268
*Healthways, Inc.	47,377	567,103
*Hi-Tech Pharmacal Co., Inc.	13,900	317,198
*Hologic, Inc.	654,672	13,041,066
*Infinity Pharmaceuticals, Inc.	32,425	183,525
*IntegraMed America, Inc.	28,012	267,234
#Invacare Corp.	161,168	4,454,684
*Iridex Corp.	799	3,212
*Kendle International, Inc.	83,297	946,254
Kewaunee Scientific Corp.	6,188	84,899
*Kindred Healthcare, Inc.	125,959	2,356,693
*King Pharmaceuticals, Inc.	596,470	8,493,733
*K-V Pharmaceutical Co.	157,858	254,151
*K-V Pharmaceutical Co. Class B	2,350	3,877
*Lannet Co., Inc.	21,279	111,289
*LCA-Vision, Inc.	46,884	317,405
*LeMaitre Vascular, Inc.	38,006	266,802
#*Lexicon Pharmaceuticals, Inc.	24,752	41,831
*LHC Group, Inc.	11,067	294,382
*LifePoint Hospitals, Inc.	162,214	5,709,933
*Magellan Health Services, Inc.	93,319	4,517,573
*Martek Biosciences Corp.	161,595	5,075,699
*Matrixx Initiatives, Inc.	38,156	304,866
Maxygen, Inc.	172,517	684,892
*MedCath Corp.	123,889	1,658,874
*Medical Action Industries, Inc.	86,744	702,626
*Medicines Co. (The)	933	14,629
*MediciNova, Inc.	802	4,002
MEDTOX Scientific, Inc.	37,392	503,670
*Misonix, Inc.	4,232	9,924
*Molina Healthcare, Inc.	129,565	3,972,463
*Myrexis, Inc.	21,971	86,346
#National Healthcare Corp.	14,705	650,990
*Natus Medical, Inc.	15,900	239,454
*NovaMed, Inc.	34,091	445,910
*NxStage Medical, Inc.	67,502	1,622,748
Omnicare, Inc.	258,349	6,696,406
*Omnicell, Inc.	154,745	2,156,372
*OraSure Technologies, Inc.	93,048	602,021
#*Palomar Medical Technologies, Inc.	81,253	1,207,420
*Par Pharmaceutical Cos., Inc.	129,470	4,624,668
*PDI, Inc.	33,867	273,476
*PharMerica Corp.	75,600	855,036
*PhotoMedex, Inc.	4,997	28,233
*Progenics Pharmaceuticals, Inc.	19,293	107,751
*Regeneration Technologies, Inc.	239,029	640,598

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*RehabCare Group, Inc.	22,989	$564,610
*Repligen Corp.	14,298	73,921
*Rochester Medical Corp.	11,093	118,529
*Skilled Healthcare Group, Inc.	48,600	521,964
*Solta Medical, Inc.	12,050	33,137
Span-American Medical System, Inc.	168	2,496
*Spectranetics Corp.	58,814	270,544
*SRI/Surgical Express, Inc.	1,900	11,096
*Sucampo Pharmaceuticals, Inc.	55,049	237,812
*Sun Healthcare Group, Inc.	53,082	663,260
*SunLink Health Systems, Inc.	2,608	4,773
*SuperGen, Inc.	90,830	273,398
*Symmetry Medical, Inc.	151,057	1,445,615
*Synovis Life Technologies, Inc.	6,146	92,098
#Teleflex, Inc.	91,811	5,262,607
*Theragenics Corp.	26,560	43,824
*TomoTherapy, Inc.	260,970	871,640
*TranS1, Inc.	2,400	8,280
*Transcept Pharmaceuticals, Inc.	62,689	520,319
*Trimeris, Inc.	25,835	66,138
*Triple-S Management Corp.	89,978	1,660,994
Universal American Corp.	325,105	6,563,870
*Viropharma, Inc.	374,919	6,148,672
*Vital Images, Inc.	78,379	1,041,657
*WellCare Health Plans, Inc.	68,017	2,033,708
*Wright Medical Group, Inc.	25,000	371,500
Young Innovations, Inc.	23,321	700,096

Total Health Care		186,945,687

Industrials — (14.1%)
A.O. Smith Corp.	602	25,772
*A.T. Cross Co.	15,398	149,977
*AAR Corp.	212,388	5,689,875
ABM Industries, Inc.	51,549	1,324,809
Aceto Corp.	103,531	891,402
Actuant Corp. Class A	4,156	115,246
*Air Transport Services Group, Inc.	295,840	2,189,216
Aircastle, Ltd.	376,397	3,997,336
#*AirTran Holdings, Inc.	155,137	1,146,462
Alamo Group, Inc.	63,723	1,653,612
*Alaska Air Group, Inc.	90,717	5,374,075
Albany International Corp.	108,625	2,449,494
Alexander & Baldwin, Inc.	187,945	7,540,353
*Allied Defense Group, Inc.	20,781	72,318
*Allied Motion Technologies, Inc.	336	2,937
*Amerco, Inc.	85,436	7,775,530
*American Railcar Industries, Inc.	113,207	2,147,537
*American Reprographics Co.	20,588	166,145
#American Woodmark Corp.	40,478	754,915
Ameron International Corp.	37,983	2,619,688
Ampco-Pittsburgh Corp.	13,994	348,591
*AMREP Corp.	6,036	77,442
Apogee Enterprises, Inc.	125,753	1,608,381
Applied Industrial Technologies, Inc.	202,120	6,399,119
*Argan, Inc.	305	2,827
Arkansas Best Corp.	116,079	2,965,818
Armstrong World Industries, Inc.	104,988	4,263,563
#*Ascent Solar Technologies, Inc.	122,518	388,382
*Astec Industries, Inc.	49,429	1,487,813
*Atlas Air Worldwide Holdings, Inc.	123,618	6,281,031
#*Avis Budget Group, Inc.	578,582	8,007,575

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Baldwin Technology Co. Class A	25,200	$35,532
Barnes Group, Inc.	124,188	2,461,406
Barrett Business Services, Inc.	49,248	724,931
*Beacon Roofing Supply, Inc.	100	1,816
*BlueLinx Holdings, Inc.	95,775	347,663
Brady Co. Class A	21,017	688,307
Briggs & Stratton Corp.	193,407	3,862,338
*BTU International, Inc.	15,403	176,826
*Builders FirstSource, Inc.	16,206	35,977
*CAI International, Inc.	33,536	638,525
Cascade Corp.	11,940	562,016
*Casella Waste Systems, Inc.	74,457	597,145
#*CBIZ, Inc.	49,575	345,042
CDI Corp.	110,182	1,769,523
*CECO Environmental Corp.	27,731	153,907
*Celadon Group, Inc.	113,324	1,660,197
*Ceradyne, Inc.	113,730	4,029,454
*Chart Industries, Inc.	128,381	4,662,798
Chase Corp.	5,008	77,123
Chicago Rivet & Machine Co.	157	2,986
CIRCOR International, Inc.	76,016	3,070,286
*Columbus McKinnon Corp.	71,632	1,208,432
Comfort Systems USA, Inc.	119,347	1,519,287
*Commercial Vehicle Group, Inc.	24,444	394,526
CompX International, Inc.	329	4,474
*Consolidated Graphics, Inc.	64,334	3,219,917
Courier Corp.	46,776	663,050
*Covenant Transportation Group, Inc.	46,880	420,514
*CPI Aerostructures, Inc.	21,470	255,278
*CRA International, Inc.	52,640	1,278,099
Curtiss-Wright Corp.	85,013	2,949,951
*Dollar Thrifty Automotive Group, Inc.	55,809	2,707,853
Ducommun, Inc.	62,242	1,366,834
*DXP Enterprises, Inc.	35,551	774,301
*Dycom Industries, Inc.	210,657	3,385,258
*Dynamex, Inc.	3,800	94,582
#*Eagle Bulk Shipping, Inc.	345,718	1,413,987
Eastern Co.	510	9,685
Ecology & Environment, Inc. Class A	256	3,866
*EMCOR Group, Inc.	97,986	2,967,016
#Encore Wire Corp.	96,390	2,163,474
#*Energy Conversion Devices, Inc.	207,372	846,078
EnergySolutions, Inc.	141,741	839,107
*EnerSys	119,143	3,910,273
Ennis, Inc.	142,595	2,371,355
*EnPro Industries, Inc.	85,717	3,558,113
Espey Manufacturing & Electronics Corp.	2,219	47,975
*Esterline Technologies Corp.	120,884	8,604,523
#*Excel Maritime Carriers, Ltd.	366,972	1,662,383
*Express-1 Expedited Solutions, Inc.	4,629	14,026
Federal Signal Corp.	283,840	1,975,526
*Flanders Corp.	57,693	210,579
*Flow International Corp.	149,635	561,131
*Franklin Covey Co.	66,499	520,687
#Freightcar America, Inc.	55,766	1,590,446
*Frozen Food Express Industries	23,280	94,051
*FTI Consulting, Inc.	44,537	1,624,264
*Furmanite Corp.	17,674	134,676
G & K Services, Inc. Class A	77,616	2,431,709
#GATX Corp.	196,861	6,545,628
#*Genco Shipping & Trading, Ltd.	141,810	1,639,324

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Gencor Industries, Inc.	16,355	$128,877
#*General Cable Corp.	211,820	7,839,458
*Genesee & Wyoming, Inc.	6,275	324,731
*GEO Group, Inc. (The)	123,334	2,931,649
*Gibraltar Industries, Inc.	160,198	1,766,984
*Global Defense Technology & Systems, Inc.	1,900	31,274
*GP Strategies Corp.	87,881	869,143
#Granite Construction, Inc.	157,758	4,076,467
Great Lakes Dredge & Dock Corp.	284,510	2,364,278
*Greenbrier Cos., Inc.	124,959	2,957,780
*Griffon Corp.	275,855	3,210,952
*H&E Equipment Services, Inc.	172,824	2,008,215
Hardinge, Inc.	52,512	459,480
*Hawaiian Holdings, Inc.	31,524	232,962
HEICO Corp. Class A	7,554	288,261
#Heidrick & Struggles International, Inc.	59,231	1,586,798
*Herley Industries, Inc.	14,648	240,667
#*Hertz Global Holdings, Inc.	337,465	4,964,110
*Hill International, Inc.	6,144	39,936
#*Hoku Corp.	24,814	61,787
Horizon Lines, Inc.	187,199	926,635
*Hudson Highland Group, Inc.	109,166	602,596
*Hurco Cos., Inc.	34,584	879,471
*Huron Consulting Group, Inc.	7,074	181,165
*ICF International, Inc.	2,151	51,850
*Identive Group, Inc.	6,666	17,265
#*Innerworkings, Inc.	860	5,418
*Innovative Solutions & Support, Inc.	43,651	253,176
*Insituform Technologies, Inc.	93,246	2,565,197
Insteel Industries, Inc.	69,727	796,282
*Integrated Electrical Services, Inc.	32,843	123,818
*Interline Brands, Inc.	142,027	3,015,233
International Shipholding Corp.	21,570	540,544
Intersections, Inc.	32,596	321,397
#*JetBlue Airways Corp.	904,754	5,428,524
*Kadant, Inc.	36,328	768,700
Kaman Corp. Class A	18,631	548,403
*Kansas City Southern	56,781	2,837,914
*KAR Auction Services, Inc.	2,343	34,770
Kaydon Corp.	7,101	274,880
*Kelly Services, Inc. Class A	152,925	3,008,799
Kennametal, Inc.	52,052	2,113,311
*Key Technology, Inc.	23,834	395,168
*Kforce, Inc.	22,109	395,309
Kimball International, Inc. Class B	122,868	827,516
*Korn/Ferry International	52,100	1,219,140
*Kratos Defense & Security Solutions, Inc.	14,743	206,697
L.S. Starrett Co. Class A	3,107	38,869
*LaBarge, Inc.	17,595	245,626
*Ladish Co., Inc.	74,267	3,976,255
Lawson Products, Inc.	34,907	815,777
*Layne Christensen Co.	84,969	2,683,321
*LB Foster Co. Class A	15,444	613,899
*LECG Corp.	45,018	71,128
*LMI Aerospace, Inc.	63,979	1,198,007
LSI Industries, Inc.	101,989	758,798
*Lydall, Inc.	66,064	528,512
*M&F Worldwide Corp.	57,399	1,385,038
Marten Transport, Ltd.	95,766	2,040,773
*MasTec, Inc.	3,327	50,637
McGrath RentCorp.	62,147	1,568,590

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Metalico, Inc.	216,013	$1,198,872
Met-Pro Corp.	45,694	495,780
*MFRI, Inc.	27,341	297,743
Miller Industries, Inc.	62,704	956,863
#*Mobile Mini, Inc.	158,078	3,231,114
*Moog, Inc.	79,833	3,404,079
*Moog, Inc. Class B	82	3,544
Mueller Industries, Inc.	147,875	4,835,512
Mueller Water Products, Inc.	688,428	2,753,712
Multi-Color Corp.	13,477	223,988
*MYR Group, Inc.	7,392	162,550
NACCO Industries, Inc. Class A	32,985	3,306,746
National Technical Systems, Inc.	27,415	206,709
*Navigant Consulting, Inc.	14,645	149,233
#*NIVS IntelliMedia Technology Group, Inc.	72,478	150,754
*NN, Inc.	68,405	896,790
*Northwest Pipe Co.	41,368	904,718
*Ocean Power Technologies, Inc.	50,502	274,731
*On Assignment, Inc.	186,858	1,476,178
*Orion Energy Systems, Inc.	37,001	160,954
*Owens Corning, Inc.	284,868	9,534,532
*P.A.M. Transportation Services, Inc.	38,372	442,813
*Paragon Technologies, Inc.	836	2,178
*Park-Ohio Holdings Corp.	25,148	517,043
*PGT, Inc.	91,714	214,611
*Pike Electric Corp.	98,978	818,548
*Pinnacle Airlines Corp.	66,301	478,030
*Polypore International, Inc.	80,667	3,884,116
*Powell Industries, Inc.	10,983	416,366
*PowerSecure International, Inc.	83,662	612,406
Preformed Line Products Co.	6,985	426,853
Providence & Worcester Railroad Co.	972	17,700
Quanex Building Products Corp.	52,989	1,032,756
*Quanta Services, Inc.	330,284	7,837,639
*RailAmerica, Inc.	39,735	495,495
*RCM Technologies, Inc.	28,494	130,218
*Real Goods Solar, Inc.	311	865
#*Republic Airways Holdings, Inc.	206,523	1,325,878
Robbins & Myers, Inc.	82,243	3,415,552
*Rush Enterprises, Inc. Class A	109,729	2,092,532
*Rush Enterprises, Inc. Class B	1,650	27,093
Ryder System, Inc.	111,263	5,349,525
*Saia, Inc.	65,753	940,925
*Sauer-Danfoss, Inc.	14,300	409,695
Schawk, Inc.	85,516	1,559,812
*School Specialty, Inc.	78,542	1,024,973
Seaboard Corp.	771	1,543,542
*SFN Group, Inc.	221,408	2,143,229
SIFCO Industries, Inc.	12,808	207,618
Simpson Manufacturing Co., Inc.	32,481	966,310
SkyWest, Inc.	232,472	3,498,704
*SL Industries, Inc.	8,934	165,100
*Sparton Corp.	44,119	376,776
#Standard Register Co.	7,228	23,130
Standex International Corp.	44,911	1,497,782
Steelcase, Inc. Class A	226,303	2,312,817
*Sterling Construction Co., Inc.	63,206	812,829
*SunPower Corp. Class B	186,961	2,467,885
Superior Uniform Group, Inc.	5,139	54,062
*Supreme Industries, Inc.	544	1,768
*SYKES Enterprises, Inc.	22,876	445,624

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Sypris Solutions, Inc.	20,007	$84,229
TAL International Group, Inc.	143,230	4,473,073
Technology Research Corp.	22,151	117,179
*Tecumseh Products Co. Class A	42,075	508,266
*Tecumseh Products Co. Class B	2,547	30,271
*Terex Corp.	74,844	2,427,191
Timken Co.	151,612	7,128,796
#Titan International, Inc.	185,496	3,524,424
*Titan Machinery, Inc.	90,971	2,204,227
Todd Shipyards Corp.	14,077	313,072
*Track Data Corp.	26	2,697
*TRC Cos., Inc.	11,612	40,990
Tredegar Industries, Inc.	20,400	381,684
*TriMas Corp.	136,100	2,591,344
Trinity Industries, Inc.	284,198	7,926,282
#Triumph Group, Inc.	57,562	5,527,679
Tutor Perini Corp.	205,537	4,667,745
Twin Disc, Inc.	57,751	1,880,950
*U.S. Home Systems, Inc.	7,087	33,238
*Ultralife Corp.	73,606	505,673
UniFirst Corp.	65,390	3,646,146
*United Capital Corp.	149	4,112
*United Rentals, Inc.	126,122	3,361,151
*United Stationers, Inc.	25,028	1,558,744
Universal Forest Products, Inc.	86,921	3,190,001
*Universal Power Group, Inc.	292	1,343
*Universal Security Instruments, Inc.	100	826
*Universal Truckload Services, Inc.	2,914	43,419
*URS Corp.	109,260	4,856,607
*USA Truck, Inc.	54,452	653,424
*USG Corp.	6,946	112,664
*Versar, Inc.	30,885	105,627
Viad Corp.	110,061	2,589,735
#Vicor Corp.	5,089	74,961
Virco Manufacturing Corp.	20,626	62,909
*Vishay Precision Group, Inc.	14,276	264,820
*Volt Information Sciences, Inc.	108,219	743,465
#Watts Water Technologies, Inc.	126,159	4,537,939
*WCA Waste Corp.	32,883	161,784
#Werner Enterprises, Inc.	21,383	527,091
#*WESCO International, Inc.	112,293	6,294,023
*Willdan Group, Inc.	341	1,490
*Willis Lease Finance Corp.	7,493	98,983

Total Industrials		412,377,668

Information Technology — (12.0%)
*Acorn Energy, Inc.	29,669	118,083
*Acxiom Corp.	8,418	145,042
*ADDvantage Technologies Group, Inc.	4,567	13,564
*ADPT Corp.	426,747	1,250,369
*Advanced Analogic Technologies, Inc.	174,616	694,972
*Advanced Energy Industries, Inc.	18,864	291,354
*Aetrium, Inc.	15,078	29,704
*Agilysys, Inc.	24,993	143,210
American Software, Inc. Class A	39,969	264,595
*Amtech Systems, Inc.	50,698	1,298,376
*Anadigics, Inc.	243,959	1,666,240
*Anaren, Inc.	55,225	1,134,321
#Anixter International, Inc.	48,610	3,075,555
*AOL, Inc.	273,222	6,426,181
*Arris Group, Inc.	524,319	6,543,501

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Arrow Electronics, Inc.	273,774	$10,348,657
Astro-Med, Inc.	3,017	23,442
#*ATMI, Inc.	136,542	2,812,765
*AuthenTec, Inc.	56,506	171,213
*Aviat Networks, Inc.	239,983	1,245,512
*Avid Technology, Inc.	186,042	3,097,599
AVX Corp.	311,884	4,890,341
*Aware, Inc.	52,990	198,712
*Axcelis Technologies, Inc.	60,044	208,353
*AXT, Inc.	184,302	1,995,991
Bel Fuse, Inc. Class A	805	19,368
Bel Fuse, Inc. Class B	49,976	1,089,977
*Benchmark Electronics, Inc.	298,403	5,666,673
Black Box Corp.	82,201	2,892,653
*BroadVision, Inc.	78	934
*Brocade Communications Systems, Inc.	1,194,213	6,735,361
*Brooks Automation, Inc.	171,419	2,012,459
*Bsquare Corp.	19,106	167,942
#*Cabot Microelectronics Corp.	8,879	400,532
*CACI International, Inc.	144,521	8,019,470
*Cascade Microtech, Inc.	41,858	257,427
*CEVA, Inc.	50,666	1,224,597
*Checkpoint Systems, Inc.	161,806	3,344,530
*Chyron International Corp.	766	2,237
*Ciber, Inc.	300,746	1,371,402
Cognex Corp.	13,291	416,540
*Cogo Group, Inc.	73,236	641,547
*Coherent, Inc.	76,938	4,120,030
Cohu, Inc.	125,199	1,870,473
*Comarco, Inc.	16,531	5,621
Communications Systems, Inc.	38,377	573,352
*Computer Task Group, Inc.	1,472	17,414
Comtech Telecommunications Corp.	116,220	3,261,133
*Concurrent Computer Corp.	40,678	209,085
*Convergys Corp.	537,469	7,653,559
CoreLogic, Inc.	219,380	4,398,569
*CPI International, Inc.	79,223	1,536,926
*Cray, Inc.	69,281	517,875
CTS Corp.	92,973	1,054,314
*CyberOptics Corp.	16,073	153,336
Daktronics, Inc.	2,155	32,907
*Datalink Corp.	34,414	220,250
*Dataram Corp.	7,344	16,671
DDi Corp.	101,698	1,145,628
#*DealerTrack Holdings, Inc.	81,196	1,604,839
*DG FastChannel, Inc.	26,188	717,813
*Digi International, Inc.	123,757	1,310,587
*Digimarc Corp.	8,979	269,460
#*Digital River, Inc.	16,554	525,424
*Ditech Networks, Inc.	15,551	21,149
*DSP Group, Inc.	129,521	970,112
*Dynamics Research Corp.	45,683	615,350
Earthlink, Inc.	498,729	4,254,158
*EchoStar Corp.	66,655	1,816,349
*Edgewater Technology, Inc.	31,130	72,533
Electro Rent Corp.	118,982	1,756,174
*Electro Scientific Industries, Inc.	59,209	987,014
*Electronics for Imaging, Inc.	227,411	3,406,617
*EMS Technologies, Inc.	63,260	1,159,556
#*Emulex Corp.	126,161	1,439,497
*EndWave Corp.	45,664	104,114

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Entegris, Inc.	189,208	$1,447,441
*Epicor Software Corp.	116,792	1,209,965
EPIQ Systems, Inc.	82,076	1,054,677
*ePlus, Inc.	33,965	877,656
*Euronet Worldwide, Inc.	168,101	3,074,567
*Exar Corp.	189,142	1,214,292
*Extreme Networks	273,651	897,575
*Fairchild Semiconductor International, Inc.	551,477	9,816,291
#*Faro Technologies, Inc.	63,389	1,921,954
*FEI Co.	21,039	573,313
*FormFactor, Inc.	125,713	1,074,846
*Frequency Electronics, Inc.	22,670	160,050
*Gerber Scientific, Inc.	137,957	1,052,612
*Globecomm Systems, Inc.	107,304	1,015,096
*GSI Technology, Inc.	108,914	1,002,009
*GTSI Corp.	23,639	111,103
*Hackett Group, Inc.	119,091	415,628
*Harmonic, Inc.	87,689	740,095
*Hauppauge Digital, Inc.	600	1,488
*Hutchinson Technology, Inc.	132,689	439,201
*Hypercom Corp.	139,853	1,250,286
*I.D. Systems, Inc.	47,380	205,629
*IAC/InterActiveCorp.	329,849	9,331,428
*Ikanos Communications, Inc.	75,132	90,158
*Imation Corp.	201,080	2,030,908
Imergent, Inc.	238	1,057
*Immersion Corp.	35,280	208,505
*InfoSpace, Inc.	192,389	1,573,742
*Ingram Micro, Inc.	401,312	7,921,899
*Innodata Isogen, Inc.	4,088	11,569
*Insight Enterprises, Inc.	151,323	2,106,416
*Integral Systems, Inc.	81,323	991,327
*Integrated Device Technology, Inc.	543,786	3,469,355
*Integrated Silicon Solution, Inc.	119,078	1,240,793
*Internap Network Services Corp.	237,896	1,734,262
*International Rectifier Corp.	300,671	9,630,492
*Interphase Corp.	28,274	55,700
*Intevac, Inc.	81,374	1,118,892
*IntriCon Corp.	4,217	16,868
*iPass, Inc.	38,716	60,010
*Ixia	86,601	1,362,234
*IXYS Corp.	125,625	1,423,331
*JDA Software Group, Inc.	45,750	1,380,735
*Kenexa Corp.	53,736	1,114,485
*KEY Tronic Corp.	45,679	268,136
Keynote Systems, Inc.	27,551	480,214
*Knot, Inc. (The)	80,938	896,793
*Kopin Corp.	158,072	641,772
*KVH Industries, Inc.	39,774	483,254
#*L-1 Identity Solutions, Inc.	404,991	4,831,543
*Lattice Semiconductor Corp.	259,516	1,616,785
*Lawson Software, Inc.	352,587	3,314,318
*LeCroy Corp.	11,315	147,661
*Limelight Networks, Inc.	11,747	73,243
*LoJack Corp.	27,715	175,990
*LookSmart, Ltd.	36,482	65,303
*Loral Space & Communications, Inc.	44,715	3,329,926
Marchex, Inc.	111,720	1,063,574
*Mattson Technology, Inc.	218,020	499,266
*Measurement Specialties, Inc.	74,103	1,996,335
*MEMC Electronic Materials, Inc.	582,094	6,455,422

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*MEMSIC, Inc.	15,389	$48,014
*Mentor Graphics Corp.	186,495	2,375,014
*Mercury Computer Systems, Inc.	95,026	1,794,091
Methode Electronics, Inc.	187,972	2,221,829
*Microsemi Corp.	9,799	220,380
*MKS Instruments, Inc.	137,062	3,935,050
*ModusLink Global Solutions, Inc.	256,769	1,573,994
*MoSys, Inc.	25,066	145,383
*Multi-Fineline Electronix, Inc.	75,075	2,169,667
*Nanometrics, Inc.	35,382	605,740
*NAPCO Security Technologies, Inc.	18,112	34,051
*NETGEAR, Inc.	25	866
*NetList, Inc.	3,060	6,548
*Network Engines, Inc.	1,800	3,276
*Network Equipment Technologies, Inc.	26,472	130,772
*Newport Corp.	20,088	352,544
*Novatel Wireless, Inc.	133,719	964,114
*Occam Networks, Inc.	53,832	460,264
*OmniVision Technologies, Inc.	138,819	3,585,695
*Online Resources Corp.	125,324	842,177
*Oplink Communications, Inc.	110,590	2,740,420
OPNET Technologies, Inc.	6,872	196,470
*Opnext, Inc.	261,922	487,175
Optical Cable Corp.	18,563	113,234
*Orbcomm, Inc.	163,592	489,140
*OSI Systems, Inc.	85,952	3,265,316
*PAR Technology Corp.	59,011	356,426
Park Electrochemical Corp.	21,400	651,844
*PC Connection, Inc.	102,575	907,789
*PC Mall, Inc.	58,159	407,113
*PC-Tel, Inc.	34,660	251,285
*PDF Solutions, Inc.	69,575	402,839
*Perceptron, Inc.	23,982	128,783
*Perficient, Inc.	112,204	1,311,665
*Performance Technologies, Inc.	55,291	95,101
*Pericom Semiconductor Corp.	135,813	1,362,204
*Pervasive Software, Inc.	37,097	205,517
#*Photronics, Inc.	289,223	1,905,980
*Planar Systems, Inc.	63,004	162,550
*PLX Technology, Inc.	87,640	281,763
*Powerwave Technologies, Inc.	50,540	176,385
*Presstek, Inc.	42,788	89,427
● *Price Communications Liquidation Trust	21,600	—
*Qualstar Corp.	34,000	65,620
*RadiSys Corp.	114,478	968,484
*RealNetworks, Inc.	660,405	2,483,123
*Reis, Inc.	44,432	304,359
*Relm Wireless Corp.	10,962	20,828
Richardson Electronics, Ltd.	77,071	997,299
*Rimage Corp.	38,227	543,970
*Rogers Corp.	23,200	992,496
*Rudolph Technologies, Inc.	106,920	1,075,615
*S1 Corp.	204,515	1,317,077
#*Sanmina-SCI Corp.	162,700	2,445,381
*ScanSource, Inc.	29,094	1,053,494
*SeaChange International, Inc.	140,245	1,161,229
*Sigma Designs, Inc.	140,987	1,963,949
#*Silicon Graphics International Corp.	172,425	1,710,456
*Silicon Image, Inc.	212,210	1,455,761
*Smart Modular Technologies (WWH), Inc.	270,464	1,828,337
*Smith Micro Software, Inc.	65,398	825,323

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Sonic Solutions, Inc.	36,218	$528,240
*Sonus Networks, Inc.	95,255	261,951
#*Soundbite Communications, Inc.	3,190	9,060
*Spansion, Inc. Class A	3,687	73,298
*Spectrum Control, Inc.	64,871	860,189
*SRA International, Inc.	50,014	1,334,374
Stamps.com, Inc.	6,329	80,505
*Standard Microsystems Corp.	95,473	2,296,126
*StarTek, Inc.	71,718	394,449
*Stream Global Services, Inc.	2,831	10,248
#*SunPower Corp. Class A	198,748	2,671,173
*Super Micro Computer, Inc.	8,733	122,917
*Support.com, Inc.	228,795	1,267,524
Sycamore Networks, Inc.	136,504	2,847,473
*Symmetricom, Inc.	136,493	847,622
*SYNNEX Corp.	146,973	4,907,428
*Take-Two Interactive Software, Inc.	66,614	831,010
*Tech Data Corp.	261,278	12,256,551
*TechTarget, Inc.	61,019	448,490
*TeleCommunication Systems, Inc.	16,921	69,207
Telular Corp.	28,950	203,518
Tessco Technologies, Inc.	34,518	397,647
TheStreet.com, Inc.	158,346	482,955
*THQ, Inc.	303,935	1,765,862
*Tier Technologies, Inc.	1,606	9,299
*Tollgrade Communications, Inc.	56,777	526,891
*Trident Microsystems, Inc.	201,573	300,344
*Trio-Tech International	629	3,151
*Triquint Semiconductor, Inc.	324,199	4,266,459
*TTM Technologies, Inc.	167,951	2,670,421
*Ultratech, Inc.	62,170	1,401,001
United Online, Inc.	368,770	2,607,204
*UTStarcom, Inc.	608,691	1,278,251
*Viasystems Group, Inc.	7,937	160,566
*Vicon Industries, Inc.	22,202	106,570
*Video Display Corp.	3,874	14,721
*Virtusa Corp.	134,264	2,161,650
*Vishay Intertechnology, Inc.	332,704	5,489,616
Wayside Technology Group, Inc.	4,968	60,113
*Web.com Group, Inc.	105,922	995,667
*Wireless Ronin Technologies, Inc.	8,638	11,920
*WPCS International, Inc.	29,368	78,413
*X-Rite, Inc.	22,641	100,979
*Zoran Corp.	289,357	2,745,998
*Zygo Corp.	60,024	653,061

Total Information Technology		352,219,473

Materials — (6.8%)
A. Schulman, Inc.	115,679	2,469,747
*A.M. Castle & Co.	119,481	1,874,657
*AEP Industries, Inc.	579	16,032
*American Pacific Corp.	24,861	152,647
American Vanguard Corp.	20,121	166,803
*Arabian American Development Co.	1,270	5,715
Ashland, Inc.	167,904	9,748,506
#Boise, Inc.	444,789	3,998,653
*Brush Engineered Materials, Inc.	96,017	3,358,675
Buckeye Technologies, Inc.	222,997	5,610,605
Cabot Corp.	128,830	5,571,897
*Century Aluminum Co.	556,132	8,269,683
*Clearwater Paper Corp.	7,000	553,560

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*Coeur d’Alene Mines Corp.	329,341	$7,699,993
Commercial Metals Co.	260,869	4,361,730
*Contango ORE, Inc.	830	7,885
*Core Molding Technologies, Inc.	10,904	66,951
Cytec Industries, Inc.	105,355	5,746,062
#Domtar Corp.	107,587	9,460,125
*Ferro Corp.	347,220	5,354,132
Friedman Industries, Inc.	31,741	274,877
#*Georgia Gulf Corp.	141,397	3,765,402
*Golden Minerals, Co.	2,978	58,369
*Graphic Packaging Holding Co.	416,534	1,978,536
H.B. Fuller Co.	91,098	2,076,123
Haynes International, Inc.	57,444	2,798,672
*Headwaters, Inc.	310,000	1,630,600
#*Hecla Mining Co.	386,510	3,478,590
*Horsehead Holding Corp.	131,100	1,666,281
Huntsman Corp.	338,341	5,890,517
Innophos Holdings, Inc.	53,482	1,773,998
*Innospec, Inc.	10,776	216,813
Kaiser Aluminum Corp.	83,418	3,979,873
*KapStone Paper & Packaging Corp.	244,040	4,156,001
KMG Chemicals, Inc.	6,430	109,503
Kronos Worldwide, Inc.	8,100	355,023
*Landec Corp.	132,923	832,098
*Louisiana-Pacific Corp.	607,697	6,101,278
*LSB Industries, Inc.	211	6,355
MeadWestavco Corp.	376,177	10,769,948
*Mercer International, Inc.	170,473	1,457,544
Minerals Technologies, Inc.	41,326	2,604,365
*Mod-Pac Corp.	823	4,057
Myers Industries, Inc.	184,278	1,684,301
Neenah Paper, Inc.	33,648	648,060
NL Industries, Inc.	85,126	1,136,432
*Northern Technologies International Corp.	3,321	50,147
Olympic Steel, Inc.	67,390	1,844,464
*OM Group, Inc.	156,835	5,674,290
P.H. Glatfelter Co.	240,760	2,896,343
*Penford Corp.	61,758	364,990
*PolyOne Corp.	119,861	1,576,172
Quaker Chemical Corp.	17,153	658,332
Reliance Steel & Aluminum Co.	165,775	8,668,375
*RTI International Metals, Inc.	166,179	4,800,911
Schnitzer Steel Industries, Inc. Class A	76,730	4,734,241
Schweitzer-Maudoit International, Inc.	24,963	1,496,781
Sensient Technologies Corp.	161,379	5,472,362
*Spartech Corp.	158,583	1,324,168
Steel Dynamics, Inc.	65,676	1,195,303
Synalloy Corp.	10,855	130,803
#Temple-Inland, Inc.	107,416	2,576,910
#Texas Industries, Inc.	125,798	4,997,955
*U.S. Gold Corp.	297,502	1,904,013
*United States Lime & Minerals, Inc.	4,049	161,069
*Universal Stainless & Alloy Products, Inc.	35,538	1,137,216
Wausau Paper Corp.	115,300	988,121
Westlake Chemical Corp.	164,151	6,355,927
Worthington Industries, Inc.	216,892	4,120,948
#*Zoltek Cos., Inc.	176,135	1,969,189

Total Materials		199,046,704

Other — (0.0%)
● *Student Loan Corp. Escrow Shares	21,046	52,615

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Real Estate Investment Trusts — (0.0%)
Sabra Healthcare REIT, Inc.	45,462	$846,048
*Transcontinental Realty Investors, Inc.	148	740

Total Real Estate Investment Trusts		846,788

Telecommunication Services — (1.1%)
*Arbinet Corp.	11,260	105,844
*FiberTower Corp.	99,001	366,304
*General Communications, Inc. Class A	145,804	1,765,686
HickoryTech Corp.	45,485	458,944
IDT Corp. Class B	88,306	2,033,687
#*Iridium Communications, Inc.	247,250	1,898,880
*Leap Wireless International, Inc.	340,146	4,755,241
*MetroPCS Communications, Inc.	720,666	9,318,211
*Premiere Global Services, Inc.	20,502	127,727
*SureWest Communications	72,206	791,378
Telephone & Data Systems, Inc.	126,468	4,521,231
Telephone & Data Systems, Inc. Special Shares	108,773	3,352,384
*United States Cellular Corp.	64,692	3,153,088
USA Mobility, Inc.	12,931	220,861
Warwick Valley Telephone Co.	5,646	83,448
*Xeta Corp.	9,771	33,221

Total Telecommunication Services		32,986,135

Utilities — (0.4%)
*Dynegy, Inc.	3,320	20,883
*GenOn Energy, Inc.	2,050,651	8,489,695
Middlesex Water Co.	22,816	405,668
Ormat Technologies, Inc.	17,355	533,840
Pennichuck Corp.	4,999	140,472
SJW Corp.	54,556	1,333,349
#Unitil Corp.	15,217	334,774

Total Utilities		11,258,681

TOTAL COMMON STOCKS		2,652,775,107

RIGHTS/WARRANTS — (0.0%)
*Federal-Mogul Corp. Warrants 12/27/14	7,455	3,355

TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	9,609,062	9,609,062

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares/ Face Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (9.2%)
§@DFA Short Term Investment Fund	267,431,564	$267,431,564
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $2,113,134 FNMA 6.000%, 10/01/39, valued at $1,636,692) to be repurchased at $1,589,031	$1,589	1,589,021

TOTAL SECURITIES LENDING COLLATERAL		269,020,585

TOTAL INVESTMENTS — (100.0%) (Cost $2,468,977,845)##		$2,931,408,109

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$430,605,396	—	—	$430,605,396
Consumer Staples	100,956,007	—	—	100,956,007
Energy	285,776,991	$90,379	—	285,867,370
Financials	639,612,583	—	—	639,612,583
Health Care	186,945,687	—	—	186,945,687
Industrials	412,377,668	—	—	412,377,668
Information Technology	352,219,473	—	—	352,219,473
Materials	199,046,704	—	—	199,046,704
Other	—	52,615	—	52,615
Real Estate Investment Trusts	846,788	—	—	846,788
Telecommunication Services	32,986,135	—	—	32,986,135
Utilities	11,258,681	—	—	11,258,681
Rights/Warrants	3,355	—	—	3,355
Temporary Cash Investments	9,609,062	—	—	9,609,062
Securities Lending Collateral	—	269,020,585	—	269,020,585

TOTAL	$2,662,244,530	$269,163,579	—	$2,931,408,109

See accompanying Notes to Schedules of Investments.

U.S. SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value†
COMMON STOCKS — (84.1%)
Consumer Discretionary — (14.7%)
*1-800-FLOWERS.COM, Inc.	92,684	$253,954
*4Kids Entertainment, Inc.	220,452	149,907
*AC Moore Arts & Crafts, Inc.	552,689	1,210,389
*AFC Enterprises, Inc.	186,368	2,776,883
*AH Belo Corp.	213,058	1,727,900
#Aldila, Inc.	77,084	400,837
*All American Group, Inc.	261,955	60,276
*Ambassadors International, Inc.	13,999	18,059
Amcon Distributing Co.	255	20,010
*American Apparel, Inc.	3,219	3,316
#*American Axle & Manufacturing Holdings, Inc.	55,033	786,972
*American Biltrite, Inc.	743	4,859
#American Greetings Corp. Class A	1,790,470	38,906,913
*Arctic Cat, Inc.	269,671	4,320,129
*Ascent Media Corp.	53,997	2,054,046
*Atrinsic, Inc.	26,256	64,852
*Audiovox Corp. Class A	386,509	2,775,135
*Ballantyne Strong, Inc.	251,633	1,892,280
#Barnes & Noble, Inc.	603,166	9,499,864
*Bassett Furniture Industries, Inc.	179,202	1,254,414
#*Beasley Broadcast Group, Inc.	62,767	335,803
#*Beazer Homes USA, Inc.	2,123,698	11,361,784
bebe stores, Inc.	99,541	558,923
#*Belo Corp.	676,015	4,556,341
#*Benihana, Inc.	79,880	658,211
*Benihana, Inc. Class A	117,970	962,635
*Biglari Holdings, Inc.	25,224	10,846,320
*Black Diamond, Inc.	358,073	2,524,415
#*Blockbuster, Inc. Class A	59,100	6,330
*Bluegreen Corp.	951,398	3,329,893
Blyth, Inc.	2,661	89,463
Bob Evans Farms, Inc.	958,265	30,166,182
*Bon-Ton Stores, Inc. (The)	96,708	1,072,492
#Books-A-Million, Inc.	322,557	1,835,349
#*Borders Group, Inc.	13,228	9,656
Bowl America, Inc. Class A	17,959	235,712
#*Boyd Gaming Corp.	1,452,948	15,749,956
#*Brookfield Homes Corp.	480,655	6,786,849
Brown Shoe Co., Inc.	635,944	8,057,410
#Brunswick Corp.	573,355	11,421,232
*Build-A-Bear-Workshop, Inc.	452,582	3,466,778
#*Cabela’s, Inc.	1,608,803	40,059,195
*Cache, Inc.	309,542	1,163,878
*California Coastal Communities, Inc.	126,985	1,270
#Callaway Golf Co.	1,166,444	8,573,363
*Cambium Learning Group, Inc.	145,273	475,043
*Canterbury Park Holding Corp.	17,106	230,076
#*Carmike Cinemas, Inc.	90,810	593,897
*Carriage Services, Inc.	336,944	1,721,784
*Cavco Industries, Inc.	60,050	2,473,460
*Central European Media Enterprises, Ltd. Class A	19,392	352,934
#*Charles & Colvard, Ltd.	7,786	21,412
*Charming Shoppes, Inc.	2,352,804	7,317,220
Christopher & Banks Corp.	361,824	2,066,015
#Churchill Downs, Inc.	39,810	1,648,532
*Coast Distribution System, Inc.	92,516	362,663
*Cobra Electronics Corp.	216,452	744,595
*Collective Brands, Inc.	265,817	5,412,034

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Collectors Universe, Inc.	43,318	$599,954
#*Conn’s, Inc.	565,358	2,498,882
#*Core-Mark Holding Co., Inc.	273,164	9,243,870
*Cost Plus, Inc.	143,162	1,216,877
CPI Corp.	25,966	516,723
*Craftmade International, Inc.	1,800	8,460
*Crocs, Inc.	77,520	1,270,553
#*Crown Media Holdings, Inc.	437,896	1,050,950
CSS Industries, Inc.	261,750	4,805,730
*Culp, Inc.	35,011	349,760
#*Cumulus Media, Inc.	816,614	3,119,465
*Cybex International, Inc.	231,960	173,970
*Cycle Country Accessories Corp.	4,215	1,516
*Dana Holding Corp.	1,545,551	27,696,274
*Decorator Industries, Inc.	15,826	13,294
*dELiA*s, Inc.	271,854	502,930
*Delta Apparel, Inc.	185,769	2,390,847
#*Destination Maternity Corp.	122,199	4,952,725
#Dillard’s, Inc.	1,637,833	65,054,727
#*DineEquity, Inc.	165,513	8,537,161
*Dixie Group, Inc.	278,518	1,236,620
*Dolan Media Co.	51,324	703,652
*Domino’s Pizza, Inc.	183,374	3,007,334
*Dorman Products, Inc.	301,933	9,713,185
Dover Downs Gaming & Entertainment, Inc.	16,009	55,071
*Dover Motorsports, Inc.	319,398	600,468
#*drugstore.com, Inc.	664,179	1,172,276
*Duckwall-ALCO Stores, Inc.	97,600	1,296,128
*EDCI Holdings, Inc.	122,643	383,873
*ELXSI Corp.	27,300	50,778
Emerson Radio Corp.	144,443	307,664
#*Emmis Communications Corp. Class A	643,656	656,529
Escalade, Inc.	3,641	22,574
#*EW Scripps Co. Class A (The)	972,114	8,826,795
*Exide Technologies	276,195	2,654,234
*Famous Dave’s of America, Inc.	26,412	265,705
*Federal Screw Works	3,125	10,938
*Federal-Mogul Corp.	315,899	7,442,580
*Fisher Communications, Inc.	77,531	1,871,598
*Flanigan’s Enterprises, Inc.	4,076	33,872
Flexsteel Industries, Inc.	196,799	3,329,839
Foot Locker, Inc.	957,324	17,097,807
*Footstar, Inc.	468,700	445,265
*Frederick’s of Hollywood Group, Inc.	9,800	8,232
Fred’s, Inc.	742,925	9,977,483
Frisch’s Restaurants, Inc.	32,066	678,517
*Full House Resorts, Inc.	84,805	380,774
#*Furniture Brands International, Inc.	1,167,729	5,254,780
Gaiam, Inc.	77,450	590,944
*GameTech International, Inc.	120,681	55,501
Gaming Partners International Corp.	44,481	307,364
#*Gaylord Entertainment Co.	1,237,351	41,253,282
*Geeknet, Inc.	78,868	1,498,492
#*Genesco, Inc.	472,987	17,562,007
*Golfsmith International Holdings, Inc.	974	3,838
#*Gray Television, Inc.	785,922	1,556,126
*Gray Television, Inc. Class A	23,767	41,592
#*Great Wolf Resorts, Inc.	868,931	2,528,589
#Group 1 Automotive, Inc.	688,036	26,035,282
*Hallwood Group, Inc.	3,300	82,500
*Hampshire Group, Ltd.	41,080	156,104

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Harris Interactive, Inc.	343,979	$388,696
#*Hastings Entertainment, Inc.	313,125	1,734,712
Haverty Furniture Cos., Inc.	534,133	6,430,961
Haverty Furniture Cos., Inc. Class A	5,381	65,917
*Heelys, Inc.	60,428	180,075
*Helen of Troy, Ltd.	698,813	19,615,681
*Hollywood Media Corp.	715,381	1,387,839
Hooker Furniture Corp.	222,139	2,978,884
#Hot Topic, Inc.	779,794	4,234,281
#*Hovnanian Enterprises, Inc.	815,030	3,602,433
#*Iconix Brand Group, Inc.	1,435,974	28,504,084
International Speedway Corp.	371,561	10,749,260
#*Isle of Capri Casinos, Inc.	474,982	4,474,330
*J. Alexander’s Corp.	150,004	766,520
#*Jackson Hewitt Tax Service, Inc.	263,248	410,667
*Jaclyn, Inc.	40,909	236,249
#*JAKKS Pacific, Inc.	836,820	14,468,618
#*Johnson Outdoors, Inc. Class A	194,081	2,953,913
Jones Group, Inc. (The)	1,103,657	14,005,407
*Journal Communications, Inc.	159,207	764,194
*Kenneth Cole Productions, Inc. Class A	359,547	4,904,221
*Kid Brands, Inc.	157,984	1,439,234
*Knology, Inc.	271,641	3,974,108
*Kona Grill, Inc.	88,851	445,144
KSW, Inc.	15,708	59,690
#*K-Swiss, Inc. Class A	153,967	1,770,620
#Lacrosse Footwear, Inc.	1,868	28,823
*Lakeland Industries, Inc.	140,765	1,248,586
*Lakes Entertainment, Inc.	300,664	856,892
*Lazare Kaplan International, Inc.	134,961	197,718
#*La-Z-Boy, Inc.	765,219	6,366,622
#*Lee Enterprises, Inc.	167,745	483,106
*Libbey, Inc.	459,602	7,018,123
*Liberty Media Corp. Capital Class A	15,709	1,031,453
*Liberty Media Corp. Capital Class B	2,845	185,067
*Lifetime Brands, Inc.	350,080	4,246,470
*LIN TV Corp. Class A	456,989	2,202,687
#Lithia Motors, Inc.	563,160	7,602,660
#*Live Nation Entertainment, Inc.	1,202,179	12,502,662
#*LodgeNet Interactive Corp.	292,059	1,004,683
*Luby’s, Inc.	428,627	2,473,178
*M/I Homes, Inc.	340,090	4,985,719
Mac-Gray Corp.	307,571	4,530,521
*Madison Square Garden, Inc.	86,504	2,181,631
Marcus Corp.	531,224	6,295,004
#*MarineMax, Inc.	536,782	4,852,509
*MAXXAM, Inc.	213	147,502
#*McClatchy Co. (The)	903,564	4,608,176
*McCormick & Schmick’s Seafood Restaurants, Inc.	106,725	960,525
McRae Industries, Inc. Class A	30,453	417,206
*Meade Instruments Corp.	3,552	13,000
#*Media General, Inc. Class A	505,476	2,537,490
#Men’s Wearhouse, Inc. (The)	958,995	25,135,259
#*Meritage Homes Corp.	303,639	6,971,551
*Modine Manufacturing Co.	414,985	6,847,252
*Monarch Casino & Resort, Inc.	1,004	10,883
#*Morton’s Restaurant Group, Inc.	220,710	1,414,751
*Motorcar Parts of America, Inc.	65,168	938,419
*Movado Group, Inc.	440,944	6,354,003
*MTR Gaming Group, Inc.	403,023	922,923
*Multimedia Games, Inc.	352,629	1,879,513

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
National CineMedia, Inc.	52,426	$924,795
*Nautilus, Inc.	168,512	411,169
#*Navarre Corp.	60,371	128,590
*Nevada Gold & Casinos, Inc.	152,348	161,489
*New Frontier Media, Inc.	308,544	610,917
*New York & Co., Inc.	268,783	1,502,497
#*Nexstar Broadcasting Group, Inc.	100,175	491,859
*Nobel Learning Communities, Inc.	9,703	85,095
*Nobility Homes, Inc.	10,646	85,487
#*O’Charley’s, Inc.	584,353	4,043,723
*Orange 21, Inc.	1,559	2,572
#*Orient-Express Hotels, Ltd.	2,215,420	26,939,507
#*Orleans Homebuilders, Inc.	131,309	11,161
Outdoor Channel Holdings, Inc.	159,099	1,272,792
*P & F Industries, Inc. Class A	10,606	39,666
#*Pacific Sunwear of California, Inc.	1,512,225	6,442,078
#*Palm Harbor Homes, Inc.	252,457	10,098
#*Penske Automotive Group, Inc.	1,676,844	28,338,664
Pep Boys - Manny, Moe & Jack (The)	1,126,205	15,699,298
*Perry Ellis International, Inc.	421,739	11,871,953
*Pinnacle Entertainment, Inc.	10,415	157,058
*Playboy Enterprises, Inc. Class A	14,170	86,650
*Point.360	123,641	111,277
#*PokerTek, Inc.	7,536	5,275
*Premier Exhibitions, Inc.	248,395	402,400
Primedia, Inc.	450,358	2,373,387
*Q.E.P. Co., Inc.	42,317	597,939
*Quantum Fuel Systems Technologies Worldwide, Inc.	240,502	107,625
*Quiksilver, Inc.	1,115,906	4,988,100
#*Radio One, Inc.	625,385	781,731
#*Reading International, Inc. Class A	168,095	852,242
*Red Lion Hotels Corp.	529,202	4,058,979
#*Red Robin Gourmet Burgers, Inc.	376,085	7,762,394
#Regis Corp.	1,647,677	27,615,067
#Rent-A-Center, Inc.	1,421,975	42,289,536
*Retail Ventures, Inc.	702,677	10,596,369
#*Rick’s Cabaret International, Inc.	169,665	1,482,872
*Riviera Holdings Corp.	16,400	3,690
#*Rockford Corp.	185,385	336,474
*Rocky Brands, Inc.	105,829	1,164,119
#*Ruby Tuesday, Inc.	1,122,103	15,125,948
*Saga Communications, Inc.	116,719	3,017,186
#*Saks, Inc.	3,615,566	42,374,434
Salem Communications Corp.	65,578	209,194
#Scholastic Corp.	1,528,917	45,454,702
#*Sealy Corp.	86,805	230,033
Service Corp. International	1,377,817	11,945,673
Shiloh Industries, Inc.	194,944	2,518,676
*Shoe Carnival, Inc.	372,053	9,208,312
#SInclair Broadcast Group, Inc. Class A	223,334	1,958,639
#*Skechers U.S.A., Inc. Class A	316,742	6,515,383
Skyline Corp.	3,051	61,295
Sonesta International Hotels Corp. Class A	3,233	65,016
*Spanish Broadcasting System, Inc.	83,877	78,844
Spartan Motors, Inc.	566,265	3,533,494
#*Spectrum Group International, Inc.	312,991	690,145
#Speedway Motorsports, Inc.	842,618	12,201,109
*Sport Chalet, Inc. Class A	82,937	205,684
*Sport Chalet, Inc. Class B	15,425	43,961
*Sport-Haley, Inc.	29,076	18,609
Stage Stores, Inc.	1,009,407	15,645,808

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Standard Motor Products, Inc.	405,557	$4,911,295
#*Standard Pacific Corp.	799,347	3,517,127
#*Stanley Furniture, Inc.	72,818	302,195
#*Star Buffet, Inc.	7,100	14,200
Stein Mart, Inc.	133,435	1,045,463
*Steinway Musical Instruments, Inc.	215,938	4,126,575
#Stewart Enterprises, Inc.	2,681,851	17,110,209
*Stoneridge, Inc.	365,052	5,384,517
Strattec Security Corp.	46,371	1,493,146
#Superior Industries International, Inc.	662,478	13,249,560
*Syms Corp.	414,326	2,618,540
*Tandy Brands Accessories, Inc.	200,326	580,945
Tandy Leather Factory, Inc.	134,235	689,968
#*Tenneco, Inc.	570	23,558
*Trans World Entertainment Corp.	634,084	1,122,329
#*Tuesday Morning Corp.	1,307,967	6,474,437
#*Unifi, Inc.	421,533	7,010,094
*Valassis Communications, Inc.	70,549	2,140,457
*Valuevision Media, Inc. Class A	4,317	26,722
*VCG Holding Corp.	99,722	220,386
#*Walking Co. Holdings, Inc. (The)	24,077	61,396
#*Wells-Gardner Electronics Corp.	53,025	144,228
#*West Marine, Inc.	556,871	7,122,380
*Wet Seal, Inc. (The)	55,125	188,528
#*Zale Corp.	1,488,264	6,950,193

Total Consumer Discretionary		1,281,066,452

Consumer Staples — (2.4%)
#*Alliance One International, Inc.	963,310	3,689,477
Andersons, Inc. (The)	8,852	343,281
Bridgford Foods Corp.	39,756	476,277
*Cagle’s, Inc. Class A	119,838	951,514
CCA Industries, Inc.	32,297	194,105
*Central European Distribution Corp.	62,468	1,433,016
*Central Garden & Pet Co.	302,339	2,935,712
#*Central Garden & Pet Co. Class A	699,742	6,633,554
#*Chiquita Brands International, Inc.	1,186,759	18,299,824
#*Craft Brewers Alliance, Inc.	240,873	1,768,008
*Crystal Rock Holdings, Inc.	15,611	12,020
#*Cuisine Solutions, Inc.	182,878	128,015
#*Dole Food Co., Inc.	305,396	4,269,436
*Elizabeth Arden, Inc.	10,063	257,512
Fresh Del Monte Produce, Inc.	1,110,095	29,362,013
Griffin Land & Nurseries, Inc. Class A	18,748	549,691
*Hain Celestial Group, Inc.	1,311,686	34,930,198
*Harbinger Group, Inc.	420,420	2,421,619
#Imperial Sugar Co.	314,049	3,762,307
Ingles Markets, Inc.	148,540	2,877,220
#*John B. Sanfilippo & Son, Inc.	197,394	2,242,396
*Katy Industries, Inc.	130,300	136,815
*Mannatech, Inc.	88,746	157,968
#MGP Ingredients, Inc.	302,466	2,856,791
Nash-FInch Co.	264,905	9,978,971
*Natural Alternatives International, Inc.	75,211	399,370
*Nutraceutical International Corp.	49,495	686,496
Oil-Dri Corp. of America	89,472	1,707,126
*Omega Protein Corp.	413,498	3,374,144
*Orchids Paper Products Co.	329	3,948
*Pantry, Inc.	301,604	5,027,739
*Parlux Fragrances, Inc.	435,853	1,455,749
*PC Group, Inc.	15,514	3,413

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Physicians Formula Holdings, Inc.	363,152	$1,398,135
*Prestige Brands Holdings, Inc.	1,323,590	14,612,434
Reliv’ International, Inc.	15,513	35,680
*Revlon, Inc.	33,702	328,257
*Scheid Vineyards, Inc.	6,720	63,840
*Seneca Foods Corp.	47,865	1,330,647
*Seneca Foods Corp. Class B	23,036	637,636
*Smart Balance, Inc.	1,044,665	4,183,883
Spartan Stores, Inc.	228,515	3,311,182
*Spectrum Brands Holdings, Inc.	13,213	433,122
Stephan Co. (The)	56,795	144,827
*Susser Holdings Corp.	50,048	721,692
#Tasty Baking Co.	99,014	361,401
#Universal Corp.	646,975	24,513,883
#Weis Markets, Inc.	5,976	236,231
#*Winn-Dixie Stores, Inc.	1,408,698	8,987,493

Total Consumer Staples		204,626,068

Energy — (8.5%)
Adams Resources & Energy, Inc.	102,214	2,556,372
#*Allis-Chalmers Energy, Inc.	540,611	4,097,831
#Alon USA Energy, Inc.	284,321	2,220,547
*Approach Resources, Inc.	244,475	6,520,148
*Barnwell Industries, Inc.	61,132	457,267
*Basic Energy Services, Inc.	931,841	17,015,417
#Berry Petroleum Corp. Class A	73,374	3,424,365
#*Bill Barrett Corp.	781,488	32,025,378
*Bolt Technology Corp.	1,111	15,798
#*Bristow Group, Inc.	994,046	51,183,429
*Bronco Drilling Co., Inc.	707,958	4,899,069
*Cal Dive International, Inc.	182,898	1,122,994
*Callon Petroleum Co.	527,572	4,595,152
*Clayton Williams Energy, Inc.	300	26,595
*Complete Production Services, Inc.	1,866,574	52,152,078
*Crimson Exploration, Inc.	97,388	413,899
#Crosstex Energy, Inc.	798,623	6,756,351
*CVR Energy, Inc.	1,157,012	20,039,448
*Dawson Geophysical Co.	155,498	5,257,387
#Delek US Holdings, Inc.	614,952	5,122,550
#*Delta Petroleum Corp.	61,434	44,478
#DHT Holdings, Inc.	215,555	1,097,175
*Double Eagle Petroleum Co.	106,166	827,033
*Endeavour International Corp.	91,305	1,139,486
*Energy Partners, Ltd.	160,880	2,588,559
*ENGlobal Corp.	27,285	123,055
*Evolution Petroleum Corp.	39,571	291,638
#*Exterran Holdings, Inc.	1,702,183	42,231,160
#*Frontier Oil Corp.	1,949,845	40,556,776
#General Maritime Corp.	943,809	2,888,056
*Geokinetics, Inc.	91,126	775,482
*GeoMet, Inc.	96,021	118,106
#*Global Industries, Ltd.	1,860,714	14,913,623
#*Goodrich Petroleum Corp.	119,375	2,533,138
*Gran Tierra Energy, Inc.	8,512	76,863
#*Green Plains Renewable Energy, Inc.	177,366	1,977,631
Gulf Island Fabrication, Inc.	233,334	6,318,685
*Gulfmark Offshore, Inc.	561,259	21,580,409
#*Harvest Natural Resources, Inc.	828,276	9,210,429
*Helix Energy Solutions Group, Inc.	2,760,435	34,229,394
*Hercules Offshore, Inc.	2,450,938	8,112,605
*HKN, Inc.	45,805	156,195

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#*Hornbeck Offshore Services, Inc.	653,821	$15,521,711
#*International Coal Group, Inc.	2,964,809	27,424,483
#*Key Energy Services, Inc.	82,235	1,094,548
*Mexco Energy Corp.	100	861
*Mitcham Industries, Inc.	166,848	1,836,996
#*Natural Gas Services Group, Inc.	190,572	3,403,616
*New Concept Energy, Inc.	974	3,896
#*Newpark Resources, Inc.	1,465,320	8,762,614
#Overseas Shipholding Group, Inc.	848,663	28,209,558
*OYO Geospace Corp.	20,359	1,951,003
#*Pacific Ethanol, Inc.	122,833	104,408
#*Parker Drilling Co.	2,289,711	9,937,346
*Patriot Coal Corp.	703,745	18,417,007
#Penn Virginia Corp.	1,016,748	17,671,080
#*Petroleum Development Corp.	558,081	25,398,266
*PHI, Inc. Non-Voting	300,574	6,197,836
*PHI, Inc. Voting	456	10,488
*Pioneer Drilling Co.	1,959,041	17,357,103
*Rentech, Inc.	768,226	944,918
*REX American Resources Corp.	234,850	3,536,841
*Rosetta Resources, Inc.	40,586	1,621,411
#SEACOR Holdings, Inc.	362,962	38,361,454
#*Seahawk Drilling, Inc.	8,047	55,886
#*SulphCo, Inc.	635,497	120,744
*Superior Energy Services, Inc.	627,696	22,044,684
*Swift Energy Corp.	481,121	20,524,622
#*Tetra Technologies, Inc.	950,395	10,786,983
*TGC Industries, Inc.	167,122	767,090
#*Toreador Resources Corp.	22,474	356,887
#*Trico Marine Services, Inc.	408,402	44,924
#*Tri-Valley Corp.	220,855	94,968
*Union Drilling, Inc.	280,869	2,050,344
#*USEC, Inc.	3,329,764	18,480,190
*Venoco, Inc.	119,772	2,498,444
#*Voyager Oil & Gas, Inc.	42,875	194,652
#*Western Refining, Inc.	1,925,290	23,450,032
*Westmoreland Coal Co.	97,203	1,321,961
*Willbros Group, Inc.	36,173	432,629

Total Energy		742,684,535

Financials — (18.5%)
*1st Constitution Bancorp	12,281	109,913
1st Source Corp.	591,133	11,142,857
21st Century Holding Co.	163,908	544,175
Abington Bancorp, Inc.	365,874	4,544,155
Access National Corp.	37,924	257,504
*Advanta Corp. Class A	115,563	347
*Advanta Corp. Class B	550,707	1,927
#*Affirmative Insurance Holdings, Inc.	99,958	249,895
Alliance Financial Corp.	600	17,826
*Altisource Portfolio Solutions SA	247,976	7,186,344
*Amcore Financial, Inc.	177,976	890
Ameriana Bancorp	34,757	177,261
*American Capital, Ltd.	5,159,435	42,152,584
#American Equity Investment Life Holding Co.	1,527,943	19,374,317
*American Independence Corp.	37,990	189,950
*American River Bankshares	72,826	476,282
*American Safety Insurance Holdings, Ltd.	169,675	3,403,681
*AmericanWest Bancorp	51,057	485
#*Ameris Bancorp	214,852	2,047,540
#*AmeriServe Financial, Inc.	286,676	596,286

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Anchor Bancorp Wisconsin, Inc.	402,782	$571,950
#*Ante5, Inc.	72,013	95,777
Argo Group International Holdings, Ltd.	917,766	32,690,825
ASB Financial Corp.	4,400	55,000
#*Asset Acceptance Capital Corp.	78,325	474,650
#Asta Funding, Inc.	211,429	1,622,718
#Astoria Financial Corp.	406,736	5,791,921
*Atlantic American Corp.	238,075	519,004
*Atlantic Coast Federal Corp.	70,884	143,186
#*Atlantic Southern Financial Group, Inc.	2,567	1,129
*Avatar Holdings, Inc.	222,733	4,447,978
*B of I Holding, Inc.	65,443	988,844
Baldwin & Lyons, Inc.	2,362	49,673
Baldwin & Lyons, Inc. Class B	367,398	8,255,433
Bancorp Rhode Island, Inc.	39,198	1,182,212
*Bancorp, Inc.	261,591	2,458,955
BancorpSouth, Inc.	34,068	532,824
#*BancTrust Financial Group, Inc.	98,095	273,685
Bank Mutual Corp.	12,740	56,438
Bank of Commerce Holdings	8,510	35,317
*Bank of Florida Corp.	99,764	3,242
#*Bank of Granite Corp.	238,431	181,208
#*BankAtlantic Bancorp, Inc.	1,374,716	1,374,716
BankFinancial Corp.	507,957	4,632,568
#Banner Corp.	499,612	1,179,084
Bar Harbor Bankshares	310	9,055
BCB Bancorp, Inc.	20,908	226,434
*BCSB Bancorp, Inc.	246	2,967
*Beach First National Bancshares, Inc.	59,312	6
#Beacon Federal Bancorp, Inc.	17,623	225,927
*Berkshire Bancorp, Inc.	4,650	36,828
#Berkshire Hills Bancorp, Inc.	351,781	7,471,828
*BFC Financial Corp.	23,407	9,129
#*BNCCORP, Inc.	30,988	58,877
#Boston Private Financial Holdings, Inc.	1,630,775	10,942,500
*Bridge Capital Holdings	38,086	334,395
Brookline Bancorp, Inc.	1,137,418	12,318,237
*Brunswick Bancorp	1,200	8,400
Bryn Mawr Bank Corp.	29,665	533,377
C&F Financial Corp.	13,809	331,278
*Cadence Financial Corp.	86,653	215,766
#California First National Bancorp	140,876	2,000,439
*Camco Financial Corp.	82,085	166,633
*Cape Bancorp, Inc.	1,095	11,038
#*Capital Bank Corp.	45,703	154,476
#Capital City Bank Group, Inc.	25,585	323,650
Capital Southwest Corp.	40,262	3,927,558
CapitalSource, Inc.	3,148,553	24,306,829
#*Capitol Bancorp, Ltd.	466,564	135,304
Cardinal Financial Corp.	190,702	2,097,722
Carrollton Bancorp	10,378	49,296
#Carver Bancorp, Inc.	20,284	43,611
#*Cascade Financial Corp.	37,314	21,642
Cathay General Bancorp	1,469,361	25,434,639
#*Center Financial Corp.	385,353	2,832,345
CenterState Banks of Florida, Inc.	269	1,974
Central Bancorp, Inc.	4,763	67,396
#*Central Pacific Financial Corp.	281,039	435,610
#*Central Virginia Bankshares, Inc.	10,235	19,651
#*Centrue Financial Corp.	60,445	46,543
Century Bancorp, Inc. Class A	14,520	391,169

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#CFS Bancorp, Inc.	200,268	$1,065,426
Chemical Financial Corp.	705,157	14,639,059
#*Chicopee Bancorp, Inc.	33,050	477,572
*Citizens Community Bancorp, Inc.	36,178	180,528
#*Citizens First Bancorp, Inc.	118,796	3,564
*Citizens First Corp.	2,750	20,831
#*Citizens Republic Bancorp, Inc.	220,367	138,765
Citizens South Banking Corp.	132,503	592,288
#*CNA Surety Corp.	1,073,826	25,804,039
*CNO Financial Group, Inc.	6,898,490	43,667,442
#CoBiz Financial, Inc.	127,913	816,085
Codorus Valley Bancorp, Inc.	7,109	72,156
*Colonial Financial Services, Inc.	822	10,193
#*Colony Bankcorp, Inc.	6,201	26,323
Columbia Banking System, Inc.	359,547	7,226,895
*Commonwealth Bankshares, Inc.	65,793	81,583
#Community Bank System, Inc.	180,479	4,562,509
*Community Bankers Trust Corp.	300	351
*Community Capital Corp.	10,021	25,554
*Community Central Bank Corp.	1	—
*Community West Bancshares	20,111	88,086
#*CompuCredit Holdings Corp.	651,497	3,935,042
*Consumer Portfolio Services, Inc.	335,216	408,964
*Cowen Group, Inc.	6,392	28,956
#*Cowlitz Bancorporation	1,090	218
#*Crescent Financial Corp.	39,930	91,440
#*Dearborn Bancorp, Inc.	61,066	110,529
#Delphi Financial Group, Inc. Class A	1,238,865	35,654,535
Donegal Group, Inc. Class A	489,705	6,341,680
#Donegal Group, Inc. Class B	54,232	929,808
*Doral Financial Corp.	63,213	78,384
Eastern Insurance Holdings, Inc.	103,649	1,346,401
Eastern Virginia Bankshares, Inc.	17,686	84,008
ECB Bancorp, Inc.	8,083	109,363
#EMC Insurance Group, Inc.	292,000	6,561,240
#*Encore Bancshares, Inc.	72,385	838,218
*Encore Capital Group, Inc.	171,288	3,896,802
Enterprise Bancorp, Inc.	4,169	59,783
Enterprise Financial Services Corp.	90,787	1,178,415
Epoch Holding Corp.	53,446	794,208
#ESB Financial Corp.	30,432	418,744
#ESSA Bancorp, Inc.	150,265	1,897,847
#Evans Bancorp, Inc.	3,377	49,135
#F.N.B. Corp.	1,691,965	17,088,846
*Farmers Capital Bank Corp.	41,727	306,276
#FBL Financial Group, Inc. Class A	737,546	20,511,154
Federal Agricultural Mortgage Corp.	219,791	3,393,573
#Federal Agricultural Mortgage Corp. Class A	3,492	44,872
Fidelity Bancorp, Inc.	15,783	114,427
#*Fidelity Southern Corp.	23,127	195,192
Financial Institutions, Inc.	195,398	3,777,043
*First Acceptance Corp.	865,637	1,592,772
First Advantage Bancorp	17,756	248,584
#First Bancorp	32,646	490,669
First Bancorp of Indiana, Inc.	5,430	58,372
#*First Bancorp	20,957	105,414
*First Bancshares, Inc.	24,243	165,822
First Bancshares, Inc. (The)	1,183	10,789
First Bank of Delaware	70,003	119,005
#First Busey Corp.	203,745	1,002,425
#First Business Financial Services, Inc.	19,506	239,534

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*First California Financial Group, Inc.	5,535	$17,546
First Citizens BancShares, Inc.	10,853	2,183,298
First Commonwealth Financial Corp.	495,926	3,188,804
First Community Bancshares, Inc.	20,505	275,792
*First Defiance Financial Corp.	165,964	2,172,469
#*First Federal Bancshares of Arkansas, Inc.	132,281	302,923
*First Federal of Northern Michigan Bancorp, Inc.	31,310	123,361
First Financial Corp.	187,404	5,908,848
#First Financial Holdings, Inc.	109,768	1,137,196
#First Financial Northwest, Inc.	190,289	894,358
*First Financial Service Corp.	9,435	43,307
#*First Franklin Corp.	11,398	164,587
*First Investors Financial Services Group, Inc.	118,400	786,768
First M&F Corp.	56,516	222,673
#*First Marblehead Corp. (The)	242,969	534,532
*First Mariner Bancorp, Inc.	16,843	7,899
First Merchants Corp.	633,172	5,736,538
First Mercury Financial Corp.	246,327	4,052,079
First Midwest Bancorp, Inc.	508,551	5,944,961
#First Pactrust Bancorp, Inc.	91,279	1,270,604
*First Place Financial Corp.	428,655	1,217,380
*First Regional Bancorp	304,399	6,088
#*First Security Group, Inc.	174,531	165,804
#*First State Bancorporation	107,780	2,910
#First United Corp.	59,788	249,914
First West Virginia Bancorp, Inc.	7,723	126,039
Firstbank Corp.	87,388	585,499
*FirstCity Financial Corp.	219,914	1,706,533
*Flagstar Bancorp, Inc.	81,230	128,343
Flagstone Reinsurance Holdings SA	671,269	8,229,758
Flushing Financial Corp.	378,045	5,387,141
#*FNB United Corp.	53,340	22,403
*Fox Chase Bancorp, Inc.	4,390	53,953
*FPIC Insurance Group, Inc.	385,642	13,790,558
#*Frontier Financial Corp.	22,936	2,752
Fulton Financial Corp.	641,038	6,615,512
GAINSCO, Inc.	100	750
#German American Bancorp, Inc.	8,104	138,740
*Gleacher & Co., Inc.	15,573	33,093
*Global Indemnity P.L.C.	209,584	4,173,865
#*Greene Bancshares, Inc.	173,437	546,327
GS Financial Corp.	1,913	19,130
*Guaranty Bancorp	606,993	892,280
*Guaranty Federal Bancshares, Inc.	29,685	203,342
*Hallmark Financial Services, Inc.	397,409	3,374,002
Hampden Bancorp, Inc.	4,092	49,718
#*Hampton Roads Bankshares, Inc.	188,105	122,268
*Hanmi Financial Corp.	614,847	808,524
Harleysville Group, Inc.	514,136	18,164,425
Harleysville Savings Financial Corp.	14,792	221,140
*Harrington West Financial Group, Inc.	18,011	99
#*Harris & Harris Group, Inc.	214,305	1,090,812
Hawthorn Bancshares, Inc.	19,646	173,671
Heartland Financial USA, Inc.	1,546	26,143
#*Heritage Commerce Corp.	246,407	1,128,544
#*Heritage Financial Corp.	59,215	843,814
HF Financial Corp.	125,810	1,392,717
*Hilltop Holdings, Inc.	566,123	5,553,667
Hingham Institution for Savings	1,857	92,850
*HMN Financial, Inc.	102,176	272,810
*Home Bancorp, Inc.	1,430	19,734

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Home Federal Bancorp, Inc.	182,299	$1,954,245
HopFed Bancorp, Inc.	61,275	575,985
Horace Mann Educators Corp.	811,405	14,021,078
Horizon Bancorp	5,827	158,494
#*Horizon Financial Corp.	55,424	127
Independence Holding Co.	209,861	1,655,803
#Independent Bank Corp. (453836108)	1,576	42,836
#*Independent Bank Corp. (453838609)	20,162	61,897
Indiana Community Bancorp	41,896	672,431
Infinity Property & Casualty Corp.	543,543	32,471,259
#*Integra Bank Corp.	192,005	144,004
*International Assets Holding Corp.	18,314	428,548
#International Bancshares Corp.	204,779	3,884,658
#*Internet Capital Group, Inc.	1,036,298	12,622,110
*Intervest Bancshares Corp.	142,536	374,870
*Investment Technology Group, Inc.	92,625	1,707,079
Investors Title Co.	42,080	1,346,139
*Jacksonville Bancorp, Inc.	11,810	79,718
*Jefferson Bancshares, Inc.	27,344	113,751
JMP Group, Inc.	10,313	77,244
*Knight Capital Group, Inc.	173,947	2,410,905
*LaBranche & Co., Inc.	76,552	287,836
Lake Shore Bancorp, Inc.	200	1,910
#Lakeland Bancorp, Inc.	257,475	2,476,907
Landmark Bancorp, Inc.	19,696	324,393
#Legacy Bancorp, Inc.	133,776	1,739,088
#LNB Bancorp, Inc.	220,396	1,163,691
*Louisiana Bancorp, Inc.	509	7,508
#*LSB Financial Corp.	13,601	206,327
#*Macatawa Bank Corp.	362,870	1,560,341
*Magyar Bancorp, Inc.	31,774	131,862
Maiden Holdings, Ltd.	157,900	1,263,200
#MainSource Financial Group, Inc.	470,883	4,277,972
*Market Leader, Inc.	12,446	30,742
*Marlin Business Services Corp.	341,818	4,464,143
*Maui Land & Pineapple Co., Inc.	14,898	72,255
#Mayflower Bancorp, Inc.	9,511	85,123
MB Financial, Inc.	1,055,448	20,750,108
#*MBIA, Inc.	3,747,338	40,096,517
#*MBT Financial Corp.	335,703	621,051
MCG Capital Corp.	2,707,885	18,413,618
Meadowbrook Insurance Group, Inc.	1,522,479	14,448,326
Medallion Financial Corp.	511,665	4,006,337
#*Mercantile Bancorp, Inc.	8,444	9,457
#Mercantile Bank Corp.	92,805	847,310
Mercer Insurance Group, Inc.	186,007	5,217,496
Meta Financial Group, Inc.	47,217	711,560
*Metro Bancorp, Inc.	18,852	226,790
*MetroCorp Bancshares, Inc.	83,789	330,967
#*MF Global Holdings, Ltd.	3,745,835	31,015,514
#*MGIC Investment Corp.	3,397,966	28,508,935
MicroFinancial, Inc.	217,837	904,024
MidSouth Bancorp, Inc.	1,064	14,279
*Midwest Banc Holdings, Inc.	43,226	432
MidWestOne Financial Group, Inc.	15,107	212,555
#Montpelier Re Holdings, Ltd.	1,933,832	38,386,565
MutualFirst Financial, Inc.	138,152	1,416,058
#*Nara Bancorp, Inc.	185,964	1,815,009
#*National Financial Partners Corp.	294,490	3,734,133
National Penn Bancshares, Inc.	2,927,610	23,889,298
National Security Group, Inc.	8,926	106,487

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#National Western Life Insurance Co. Class A	62,147	$10,750,188
*Navigators Group, Inc. (The)	455,794	22,306,558
Nelnet, Inc. Class A	467,452	10,480,274
*New Century Bancorp, Inc.	38,142	191,854
New England Bancshares, Inc.	766	7,200
New Hampshire Thrift Bancshares, Inc.	86,410	1,136,292
New Westfield Financial, Inc.	285,426	2,420,412
NewAlliance Bancshares, Inc.	3,319,504	49,626,585
*NewBridge Bancorp	186,342	948,481
#*NewStar Financial, Inc.	415,780	4,028,908
North Central Bancshares, Inc.	39,100	627,555
*North Valley Bancorp	4,034	37,032
*Northeast Bancorp	9,920	152,272
Northeast Community Bancorp, Inc.	7,060	44,054
Northrim Bancorp, Inc.	136,933	2,579,818
Northway Financial, Inc.	7,009	57,824
Northwest Bancshares, Inc.	289,364	3,389,899
Ocean Shore Holding Co.	9,607	115,764
*Ocwen Financial Corp.	129,957	1,312,566
Old National Bancorp	314	3,369
#Old Second Bancorp, Inc.	340,388	534,409
OneBeacon Insurance Group, Ltd.	135,663	1,865,366
Oppenheimer Holdings, Inc. Class A	14,340	374,274
Oriental Financial Group, Inc.	24,973	295,181
Oritani Financial Corp.	94,823	1,136,928
Osage Bancshares, Inc.	500	3,962
#*PAB Bankshares, Inc.	32,111	17,019
#*Pacific Capital Bancorp	41,607	1,166,244
#*Pacific Mercantile Bancorp	150,226	576,868
*Pacific Premier Bancorp, Inc.	105,466	703,458
*Pacific State Bancorp	13,433	592
*Park Bancorp, Inc.	4,725	18,451
Parkvale Financial Corp.	101,609	1,092,297
#*Patriot National Bancorp	78,304	195,760
#*Penson Worldwide, Inc.	318,625	1,516,655
#Peoples Bancorp	14,576	227,386
Peoples Bancorp of North Carolina	23,614	150,421
Peoples Bancorp, Inc.	281,796	3,829,608
#*PHH Corp.	1,742,188	41,620,871
#*Phoenix Cos., Inc. (The)	1,739,642	4,453,484
*PICO Holdings, Inc.	137,532	4,260,741
Pinnacle Bancshares, Inc.	17,681	164,433
#*Pinnacle Financial Partners, Inc.	225,931	3,108,811
*Piper Jaffray Cos., Inc.	341,899	14,291,378
*Platinum Underwriters Holdings, Ltd.	128,257	5,668,959
#*PMI Group, Inc. (The)	4,271,952	12,431,380
Porter Bancorp, Inc.	8,106	76,845
#*Preferred Bank	167,157	307,569
Premier Financial Bancorp, Inc.	69,821	445,458
Presidential Life Corp.	866,437	8,213,823
#*PrInceton National Bancorp, Inc.	9,706	43,483
#PrivateBancorp, Inc.	209,656	3,222,413
*ProAssurance Corp.	112,298	6,588,524
Protective Life Corp.	407,219	11,227,028
*Providence Community Bancshares, Inc.	2,937	3,054
Provident Financial Holdings, Inc.	157,018	1,216,890
#Provident Financial Services, Inc.	2,445,306	35,823,733
Provident New York Bancorp	1,169,570	10,912,088
#Pulaski Financial Corp.	203,183	1,507,618
#Radian Group, Inc.	3,206,988	23,026,174
*Rainier Pacific Financial Group, Inc.	85,914	215

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Renasant Corp.	470,758	$7,339,117
*Republic First Bancorp, Inc.	70,381	223,812
Resource America, Inc.	276,371	1,895,905
*Riverview Bancorp, Inc.	226,975	701,353
Rome Bancorp, Inc.	135,130	1,591,831
#*Royal Bancshares of Pennsylvania, Inc. Class A	10,688	18,490
*Rurban Financial Corp.	27,237	99,415
*Safeguard Scientifics, Inc.	253,034	4,162,409
Safety Insurance Group, Inc.	385,666	18,353,845
#Salisbury Bancorp, Inc.	463	12,501
Sanders Morris Harris Group, Inc.	318,363	2,209,439
#Sandy Spring Bancorp, Inc.	305,617	5,867,846
Savannah Bancorp, Inc. (The)	8,325	62,271
SeaBright Holdings, Inc.	637,437	6,189,513
*Seacoast Banking Corp. of Florida	430,220	731,374
*Security National Financial Corp. Class A	9,976	19,952
Selective Insurance Group, Inc.	1,870,559	33,258,539
Shore Bancshares, Inc.	5,759	55,459
*SI Financial Group, Inc.	3,039	27,655
*Siebert Financial Corp.	51,159	91,830
#Sierra Bancorp	2,173	23,447
Simmons First National Corp.	58,854	1,635,553
Somerset Hills Bancorp	1,227	11,595
South Street Financial Corp.	11,002	63,262
*Southcoast Financial Corp.	84,932	250,549
#*Southern Community Financial Corp.	226,834	385,618
#*Southern Connecticut Bancorp, Inc.	40,090	174,792
*Southern First Bancshares, Inc.	49,773	398,680
#Southern Missouri Bancorp, Inc.	384	7,273
*Southern National Bancorp of Virginia, Inc.	1,726	13,066
#*Southwest Bancorp, Inc.	317,400	4,345,206
State Auto Financial Corp.	798,678	12,179,840
#StellarOne Corp.	202,494	2,942,238
#Sterling Bancshares, Inc.	670,059	5,943,423
*Sterling Financial Corp.	12,339	219,881
#Stewart Information Services Corp.	433,144	4,942,173
*Stratus Properties, Inc.	119,446	1,149,071
*Sun Bancorp, Inc.	572,358	2,369,562
#*Superior Bancorp	158,460	110,922
#Susquehanna Bancshares, Inc.	3,476,953	33,239,671
*Sussex Bancorp	20,934	125,395
SWS Group, Inc.	1,900	8,892
Synovus Financial Corp.	51,908	137,037
#*Taylor Capital Group, Inc.	173,614	1,783,016
Teche Holding Co.	10,088	365,690
*Tennessee Commerce Bancorp, Inc.	9,633	48,261
Territorial Bancorp, Inc.	2,101	40,528
TF Financial Corp.	68,987	1,562,556
#*Thomas Properties Group, Inc.	56,115	213,237
*TIB Financial Corp.	5,184	95,386
*Tidelands Bancshares, Inc.	17,399	21,053
*TierOne Corp.	71,235	285
Timberland Bancorp, Inc.	176,886	817,213
*Tower Financial Corp.	29,293	258,657
#Tower Group, Inc.	216,622	5,640,837
#TowneBank	44,093	656,986
*Tree.com, Inc.	131,549	1,108,958
*Trenwick Group, Ltd.	199,776	60
#*UCBH Holdings, Inc.	1,406,166	7,031
Umpqua Holdings Corp.	2,582,409	28,329,027
Unico American Corp.	145,800	1,449,252

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Union First Market Bankshares Corp.	122,200	$1,493,284
United Bancshares, Inc.	8,098	80,251
*United Community Banks, Inc.	910,195	1,547,332
*United Community Financial Corp.	442,091	680,820
United Financial Bancorp, Inc.	217,896	3,340,346
United Fire & Casualty Co.	960,012	19,243,441
*United PanAm Financial Corp.	115,896	803,159
#*United Security Bancshares	7,340	25,690
● #*United Western Bancorp, Inc.	109,950	41,781
Unitrin, Inc.	1,286,803	34,627,869
*Unity Bancorp, Inc.	48,304	327,260
ViewPoint Financial Group	3,702	46,923
*Virginia Commerce Bancorp, Inc.	338,704	2,035,611
*Virtus Investment Partners, Inc.	15,775	761,459
#VIST Financial Corp.	49,292	409,124
#*Waccamaw Bankshares, Inc.	9,795	14,692
Washington Banking Co.	5,301	72,359
Washington Federal, Inc.	720,233	12,452,829
#*Waterstone Financial, Inc.	86,237	232,840
Wayne Savings Bancshares, Inc.	20,608	195,158
#Webster Financial Corp.	1,886,161	43,155,364
#WesBanco, Inc.	649,562	12,244,244
West Bancorporation, Inc.	104,504	749,816
#*West Coast Bancorp	205,496	667,862
#*Western Alliance Bancorp	195,557	1,466,678
White River Capital, Inc.	4,013	70,468
#Whitney Holding Corp.	1,536,366	20,449,031
Wilber Corp.	300	2,814
Wilmington Trust Corp.	905,009	3,963,939
#Wilshire Bancorp, Inc.	4,913	31,541
#Wintrust Financial Corp.	835,679	27,502,196
*WSB Holdings, Inc.	29,908	88,229
*Yadkin Valley Financial Corp.	98,098	270,750

Total Financials		1,607,863,374

Health Care — (5.2%)
*Acadia Pharmaceuticals, Inc.	331,204	563,047
*Achillion Pharmaceuticals, Inc.	74,173	330,070
*Adolor Corp.	42,939	60,544
*ADVENTRX Pharmaceuticals, Inc.	111,685	257,992
*Affymetrix, Inc.	111,229	539,461
*Albany Molecular Research, Inc.	1,032,348	5,151,417
*Allied Healthcare International, Inc.	1,003,601	2,428,714
*Allied Healthcare Products, Inc.	206,971	873,418
*Amedisys, Inc.	45,430	1,548,709
*American Dental Partners, Inc.	343,987	4,372,075
#*American Shared Hospital Services	83,554	268,208
*Amicus Therapeutics, Inc.	787	4,478
*Amsurg Corp.	127,769	2,692,093
*AngioDynamics, Inc.	672,656	10,893,664
*Anika Therapeutics, Inc.	63,690	445,193
*Animal Health International, Inc.	8,747	24,229
*Ariad Pharmaceuticals, Inc.	405,182	2,583,035
*Arqule, Inc.	27,294	167,312
#Arrhythmia Research Technology, Inc.	3,111	17,297
#*Assisted Living Concepts, Inc.	80,905	2,663,393
*Bioanalytical Systems, Inc.	32,200	70,518
#*BioLase Technology, Inc.	70,581	212,449
#*Caliper Life Sciences, Inc.	474,198	3,053,835
*Cambrex Corp.	34,719	158,319
*Capital Senior Living Corp.	755,623	5,160,905

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*CardioNet, Inc.	32,084	$139,565
#*Celera Corp.	1,737,058	10,743,704
#*Celldex Therapeutics, Inc.	10,282	38,043
#*Codexis, Inc.	121,384	1,096,098
*Columbia Laboratories, Inc.	528,779	1,195,041
*CONMED Corp.	832,298	21,731,301
#Cooper Cos., Inc.	630,594	36,158,260
*Cross Country Healthcare, Inc.	989,729	7,126,049
*Curis, Inc.	52,672	145,901
*Cutera, Inc.	241,596	1,976,255
*Cynosure, Inc. Class A	141,285	1,542,126
Daxor Corp.	1,411	13,362
*DexCom, Inc.	84,103	1,186,273
*Digirad Corp.	110,237	249,136
*DUSA Pharmaceuticals, Inc.	181,542	580,934
*Dyax Corp.	127,894	242,999
#*Dynavax Technologies Corp.	198,607	595,821
#*Emisphere Technologies, Inc.	390,737	785,381
● *Endo Pharmaceuticals Solutions	667,320	734,052
*Endologix, Inc.	473,289	2,759,275
*Enzo Biochem, Inc.	3,004	14,900
#*Exelixis, Inc.	361,202	3,131,621
*Five Star Quality Care, Inc.	530,362	3,320,066
*Gentiva Health Services, Inc.	505,820	11,643,976
*GenVec, Inc.	209,211	114,857
#*Greatbatch, Inc.	208,966	4,921,149
*Harvard Bioscience, Inc.	167,107	711,876
*HealthSpring, Inc.	973,094	29,572,327
*Healthways, Inc.	5,088	60,903
*Hooper Holmes, Inc.	3,878	3,141
#*Inc.yte Corp.	455,961	6,720,865
#*Infinity Pharmaceuticals, Inc.	26,349	149,135
*IntegraMed America, Inc.	122,124	1,165,063
*Interleukin Genetics, Inc.	18,140	5,805
#Invacare Corp.	619,113	17,112,283
*Iridex Corp.	96,867	389,405
*ISTA Pharmaceuticals, Inc.	357,534	2,027,218
*Kendle International, Inc.	131,948	1,498,929
#Kewaunee Scientific Corp.	59,002	809,507
*Kindred Healthcare, Inc.	1,507,380	28,203,080
#*K-V Pharmaceutical Co.	439,576	707,717
*K-V Pharmaceutical Co. Class B	1,302	2,148
#*Lannet Co., Inc.	243,289	1,272,401
*LCA-Vision, Inc.	26,859	181,835
*LeMaitre Vascular, Inc.	75,171	527,700
*Lexicon Pharmaceuticals, Inc.	707,674	1,195,969
#*LifePoint Hospitals, Inc.	1,678,385	59,079,152
*Luna Innovations, Inc.	39,332	76,304
*Martek Biosciences Corp.	665,228	20,894,811
*Matrixx Initiatives, Inc.	47,963	383,224
#Maxygen, Inc.	690,015	2,739,360
#*MedCath Corp.	707,090	9,467,935
#*MediciNova, Inc.	25,853	129,006
MedQuist, Inc.	51,568	480,614
*Merge Healthcare, Inc.	68,049	291,250
● *MiddleBrook Pharmaceuticals, Inc.	302,057	20,993
*Misonix, Inc.	125,339	293,920
*Molina Healthcare, Inc.	205,982	6,315,408
*Myrexis, Inc.	25,887	101,736
*Neurocrine Biosciences, Inc.	219,667	1,621,142
*Neurometrix, Inc.	55,596	30,583

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*NMT Medical, Inc.	106,658	$47,985
#*NovaMed, Inc.	15,761	206,154
*NPS Pharmaceuticals, Inc.	448,198	4,484,221
*Orchid Cellmark, Inc.	117,570	238,667
#*OXiGENE, Inc.	64,797	12,959
*PDI, Inc.	343,193	2,771,283
*PharMerica Corp.	41,146	465,361
*PhotoMedex, Inc.	32,383	182,964
Psychemedics Corp.	9,076	76,420
#*Radient Pharmaceuticals Corp.	52,488	31,913
#*RadNet, Inc.	385,198	1,402,121
*Regeneration Technologies, Inc.	478,575	1,282,581
*RehabCare Group, Inc.	41,668	1,023,366
*Retractable Technologies, Inc.	39,828	74,478
#*Rural/Metro Corp.	127,600	1,778,744
*Select Medical Holdings Corp.	43,898	295,873
*Skilled Healthcare Group, Inc.	27,860	299,216
*Solta Medical, Inc.	17,197	47,292
*SRI/Surgical Express, Inc.	150,433	878,529
*StemCells, Inc.	181,604	168,637
#*Stereotaxis, Inc.	255,751	859,323
*Strategic Diagnostics, Inc.	269,704	558,287
*Sucampo Pharmaceuticals, Inc.	303,340	1,310,429
*Sun Healthcare Group, Inc.	118,040	1,474,910
*SunLink Health Systems, Inc.	45,100	82,533
*Symmetry Medical, Inc.	149,317	1,428,964
*Theragenics Corp.	560,030	924,050
*TomoTherapy, Inc.	1,196,244	3,995,455
#*TranS1, Inc.	1,245	4,295
*Trimeris, Inc.	258,057	660,626
#*Triple-S Management Corp.	461,588	8,520,914
*United American Healthcare Corp.	15,300	4,131
Universal American Corp.	1,527,543	30,841,093
#*Urologix, Inc.	17,376	10,947
*Viropharma, Inc.	1,941,649	31,843,044
*Vital Images, Inc.	229,643	3,051,955

Total Health Care		452,308,985

Industrials — (15.5%)
*A.T. Cross Co.	338,655	3,298,500
*AAR Corp.	847,843	22,713,714
*ACCO Brands Corp.	90,252	740,969
Aceto Corp.	529,479	4,558,814
*Active Power, Inc.	271,977	584,751
*AeroCentury Corp.	30,190	576,629
*Aerosonic Corp.	38,523	137,527
*Air Transport Services Group, Inc.	439,118	3,249,473
#Aircastle, Ltd.	1,484,095	15,761,089
Alamo Group, Inc.	289,572	7,514,393
*Alaska Air Group, Inc.	343,946	20,375,361
#Alexander & Baldwin, Inc.	1,143,671	45,884,081
*Allied Defense Group, Inc.	118,807	413,448
*Allied Motion Technologies, Inc.	44,700	390,678
*Amerco, Inc.	347,371	31,614,235
*American Railcar Industries, Inc.	606,096	11,497,641
*American Reprographics Co.	63,578	513,074
Ameron International Corp.	71,496	4,931,079
Ampco-Pittsburgh Corp.	4,484	111,696
*AMREP Corp.	5,000	64,150
#Apogee Enterprises, Inc.	103,748	1,326,937
*Applied Energetics, Inc.	140,902	86,288

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Applied Industrial Technologies, Inc.	883,492	$27,971,357
*Argan, Inc.	2,618	24,269
#Arkansas Best Corp.	586,057	14,973,756
Armstrong World Industries, Inc.	220,529	8,955,683
#*ArvinMeritor, Inc.	92,067	2,012,585
#*Ascent Solar Technologies, Inc.	165,334	524,109
*Atlas Air Worldwide Holdings, Inc.	430,844	21,891,184
#*Avalon Holding Corp. Class A	45,169	135,507
#*Avis Budget Group, Inc.	2,820,428	39,034,724
*Baldwin Technology Co. Class A	387,412	546,251
Barnes Group, Inc.	6,409	127,026
Barrett Business Services, Inc.	82,492	1,214,282
*BlueLinx Holdings, Inc.	355,158	1,289,224
*BNS Holding, Inc.	2,236	436,020
*Breeze-Eastern Corp.	67,570	472,990
#Briggs & Stratton Corp.	1,264,244	25,246,953
*BTU International, Inc.	18,489	212,254
#*Builders FirstSource, Inc.	477,223	1,059,435
*C&D Technologies, Inc.	225,196	53,822
*CAI International, Inc.	95,852	1,825,022
#*Capstone Turbine Corp.	145,036	165,341
*Casella Waste Systems, Inc.	136,015	1,090,840
#*CBIZ, Inc.	47,855	333,071
CDI Corp.	340,542	5,469,105
#*CECO Environmental Corp.	140,741	781,113
#*Cenveo, Inc.	204,749	1,101,550
#*Ceradyne, Inc.	367,946	13,036,327
*Champion Industries, Inc.	369,015	738,030
*Chart Industries, Inc.	183,966	6,681,645
Chicago Rivet & Machine Co.	28,248	537,277
*Coleman Cable, Inc.	7,046	47,208
*Columbus McKinnon Corp.	17,200	290,164
*Commercial Vehicle Group, Inc.	267,530	4,317,934
#CompX International, Inc.	67,437	917,143
*Consolidated Graphics, Inc.	183,183	9,168,309
Courier Corp.	23,742	336,543
*Covenant Transportation Group, Inc.	189,919	1,703,573
*CPI Aerostructures, Inc.	18,877	224,448
*CRA International, Inc.	24,450	593,646
Curtiss-Wright Corp.	79,794	2,768,852
*Document Security Systems, Inc.	57,413	279,601
Ducommun, Inc.	293,691	6,449,454
*DXP Enterprises, Inc.	14,239	310,125
*Dycom Industries, Inc.	693,878	11,150,619
#*Eagle Bulk Shipping, Inc.	1,810,281	7,404,049
#Eastern Co.	69,372	1,317,374
Ecology & Environment, Inc. Class A	33,359	503,721
#Encore Wire Corp.	238,567	5,354,636
#*Energy Conversion Devices, Inc.	227,097	926,556
#*Energy Focus, Inc.	88,017	88,017
EnergySolutions, Inc.	184,295	1,091,026
*EnerSys	652,010	21,398,968
Ennis, Inc.	673,684	11,203,365
Espey Manufacturing & Electronics Corp.	1,181	25,533
*Esterline Technologies Corp.	1,023,870	72,879,067
#*Excel Maritime Carriers, Ltd.	682,914	3,093,600
Federal Signal Corp.	840,535	5,850,124
*First Aviation Services, Inc.	8,900	7,080
*Flow International Corp.	39,052	146,445
*Franklin Covey Co.	227,230	1,779,211
#Freightcar America, Inc.	17,568	501,039

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Frozen Food Express Industries	423,098	$1,709,316
*FTI Consulting, Inc.	41,579	1,516,386
G & K Services, Inc. Class A	628,745	19,698,581
#GATX Corp.	1,412,629	46,969,914
#*Genco Shipping & Trading, Ltd.	771,036	8,913,176
*Gencor Industries, Inc.	19,093	150,453
#*General Cable Corp.	824,297	30,507,232
#*GEO Group, Inc. (The)	138,586	3,294,189
#*Gibraltar Industries, Inc.	748,403	8,254,885
*GP Strategies Corp.	165,270	1,634,520
#Granite Construction, Inc.	155,204	4,010,471
Great Lakes Dredge & Dock Corp.	944,422	7,848,147
#*Greenbrier Cos., Inc.	530,062	12,546,568
*Griffon Corp.	1,320,173	15,366,814
*H&E Equipment Services, Inc.	612,766	7,120,341
Hardinge, Inc.	210,457	1,841,499
*Herley Industries, Inc.	462,440	7,597,897
*Hill International, Inc.	4,490	29,185
#*Hoku Corp.	2,117	5,271
Horizon Lines, Inc.	203,081	1,005,251
*Hudson Highland Group, Inc.	416,478	2,298,959
*Hurco Cos., Inc.	116,316	2,957,916
*ICF International, Inc.	5,058	121,923
*Identive Group, Inc.	378,413	980,090
*Innotrac Corp.	111,236	162,405
Insteel Industries, Inc.	202,130	2,308,325
*Integrated Electrical Services, Inc.	900	3,393
#*Intelligent Systems Corp.	29,047	42,990
*Interline Brands, Inc.	486,935	10,337,630
International Shipholding Corp.	220,292	5,520,518
Intersections, Inc.	192,723	1,900,249
#*JetBlue Airways Corp.	3,177,932	19,067,592
*JPS Industries, Inc.	42,300	212,558
*Kadant, Inc.	409,129	8,657,170
*Kelly Services, Inc. Class A	707,309	13,916,305
*Key Technology, Inc.	7,614	126,240
Kimball International, Inc. Class B	659,785	4,443,652
*Kratos Defense & Security Solutions, Inc.	63,813	894,658
L.S. Starrett Co. Class A	196,005	2,452,023
*Ladish Co., Inc.	201,614	10,794,414
Lawson Products, Inc.	198,035	4,628,078
#*Layne Christensen Co.	376,553	11,891,544
*LB Foster Co. Class A	7,128	283,338
*LECG Corp.	815,873	1,289,079
*LGL Group, Inc.	7,917	174,253
*LMI Aerospace, Inc.	83,896	1,570,953
LSI Industries, Inc.	82,874	616,583
*Lydall, Inc.	417,671	3,341,368
*M&F Worldwide Corp.	538,776	13,000,665
*Magnetek, Inc.	392,480	706,464
Marten Transport, Ltd.	445,001	9,482,971
McGrath Rentcorp	10,797	272,516
*MFRI, Inc.	204,452	2,226,482
Miller Industries, Inc.	270,293	4,124,671
#*Mobile Mini, Inc.	974,445	19,917,656
#*Moog, Inc.	69,600	2,967,744
Mueller Industries, Inc.	59,879	1,958,043
#Mueller Water Products, Inc.	2,373,250	9,493,000
#Multi-Color Corp.	12,631	209,927
NACCO Industries, Inc. Class A	152,162	15,254,240
*National Patent Development Corp.	230,265	368,424

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
National Technical Systems, Inc.	146,860	$1,107,324
*Navigant Consulting, Inc.	37,808	385,264
#*NIVS IntelliMedia Technology Group, Inc.	145,563	302,771
*NN, Inc.	488,496	6,404,183
*Northwest Pipe Co.	184,202	4,028,498
#*Ocean Power Technologies, Inc.	82,547	449,056
*On Assignment, Inc.	399,522	3,156,224
*Orion Energy Systems, Inc.	22,233	96,714
*P.A.M. Transportation Services, Inc.	148,342	1,711,867
*Paragon Technologies, Inc.	9,306	24,242
*Park-Ohio Holdings Corp.	194,025	3,989,154
*Patrick Industries, Inc.	119,886	257,755
*Pemco Aviation Group, Inc.	10,158	14,221
#*PGT, Inc.	87,614	205,017
*Pike Electric Corp.	51,025	421,977
*Pinnacle Airlines Corp.	98,285	708,635
#*Plug Power, Inc.	520,139	400,455
*Polypore International, Inc.	219,027	10,546,150
*Powell Industries, Inc.	6,344	240,501
*PowerSecure International, Inc.	294,428	2,155,213
Preformed Line Products Co.	44,565	2,723,367
Providence & Worcester Railroad Co.	78,244	1,424,823
*Quality Distribution, Inc.	182,985	1,681,632
*RailAmerica, Inc.	64,005	798,142
*RCM Technologies, Inc.	215,229	983,597
#*Republic Airways Holdings, Inc.	1,637,505	10,512,782
Robbins & Myers, Inc.	129,952	5,396,907
*Rush Enterprises, Inc. Class A	835,903	15,940,670
*Rush Enterprises, Inc. Class B	332,468	5,459,125
*Saia, Inc.	393,863	5,636,180
#*SatCon Technology Corp.	94,200	456,870
*Sauer-Danfoss, Inc.	24,489	701,610
Schawk, Inc.	117,365	2,140,738
#*School Specialty, Inc.	573,395	7,482,805
Seaboard Corp.	18,973	37,983,946
Servotronics, Inc.	12,611	109,085
#*SFN Group, Inc.	1,216,749	11,778,130
SIFCO Industries, Inc.	68,315	1,107,386
SkyWest, Inc.	1,595,874	24,017,904
*SL Industries, Inc.	22,495	415,708
*Sparton Corp.	310,745	2,653,762
#Standard Register Co.	56,138	179,642
Standex International Corp.	287,435	9,585,957
#Steelcase, Inc. Class A	275,542	2,816,039
*Sterling Construction Co., Inc.	5,217	67,091
*SunPower Corp. Class B	312,239	4,121,555
Superior Uniform Group, Inc.	144,642	1,521,634
*Supreme Industries, Inc.	111,846	363,500
*Sypris Solutions, Inc.	276,416	1,163,711
#TAL International Group, Inc.	135,293	4,225,200
*TeamStaff, Inc.	9,762	4,197
*Tech/Ops Sevcon, Inc.	2,600	19,058
#Technology Research Corp.	106,437	563,052
*Tecumseh Products Co. Class A	425,970	5,145,718
*Tecumseh Products Co. Class B	59,084	702,213
*Thomas Group, Inc.	9,194	15,722
#Titan International, Inc.	767,935	14,590,765
#*Titan Machinery, Inc.	29,481	714,325
Todd Shipyards Corp.	44,140	981,674
#*Track Data Corp.	653	67,732
*Trailer Bridge, Inc.	83,368	315,965

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Transcat, Inc.	58,700	$493,080
*TRC Cos., Inc.	335,014	1,182,599
#Tredegar Industries, Inc.	1,206,261	22,569,143
*TriMas Corp.	4,750	90,440
#Trinity Industries, Inc.	1,827,519	50,969,505
#Triumph Group, Inc.	354,905	34,081,527
*Tufco Technologies, Inc.	35,571	115,250
Tutor Perini Corp.	988,789	22,455,398
Twin Disc, Inc.	114,752	3,737,473
*U.S. Home Systems, Inc.	106,855	501,150
*Ultralife Corp.	50,042	343,789
UniFirst Corp.	167,647	9,347,997
*United Capital Corp.	114,046	3,147,670
*United Rentals, Inc.	169,922	4,528,421
Universal Forest Products, Inc.	452,809	16,618,090
*Universal Power Group, Inc.	1,839	8,459
*Universal Security Instruments, Inc.	30,975	255,854
*USA Truck, Inc.	327,239	3,926,868
#*USG Corp.	234,840	3,809,105
#*Valence Technology, Inc.	4,800	7,392
*Valpey Fisher Corp.	15,889	54,181
*Versar, Inc.	34,336	117,429
Viad Corp.	397,346	9,349,551
Virco Manufacturing Corp.	35,482	108,220
#*Vishay Precision Group, Inc.	233,187	4,325,619
*Volt Information Sciences, Inc.	536,504	3,685,782
*Wabash National Corp.	113,910	1,294,018
#Watts Water Technologies, Inc.	785,724	28,262,492
*WCA Waste Corp.	487,485	2,398,426
#*WESCO International, Inc.	7,289	408,548
#*Willdan Group, Inc.	22,875	99,964
*Willis Lease Finance Corp.	293,005	3,870,596

Total Industrials		1,352,748,990

Information Technology — (12.7%)
#*Acorn Energy, Inc.	159,832	636,131
*ADDvantage Technologies Group, Inc.	4,023	11,948
*ADPT Corp.	4,214,987	12,349,912
*Advanced Analogic Technologies, Inc.	522,080	2,077,878
*Advanced Photonix, Inc.	29,384	52,891
*Aehr Test Systems	57,840	75,770
#*Aetrium, Inc.	173,944	342,670
*Agilysys, Inc.	532,954	3,053,826
*Amtech Systems, Inc.	117,890	3,019,163
*Anadigics, Inc.	253,591	1,732,027
*Analysts International Corp.	300	981
*Anaren, Inc.	266,486	5,473,622
#*Arris Group, Inc.	2,012,269	25,113,117
*Aspen Technology, Inc.	176,412	2,496,230
*Astea International, Inc.	12,375	38,363
Astro-Med, Inc.	112,945	877,583
*ATMI, Inc.	40,181	827,729
*ATS Corp.	639	2,300
*AuthenTec, Inc.	10,059	30,479
*Autobytel, Inc.	368,001	314,641
*Aviat Networks, Inc.	829,212	4,303,610
#*Avid Technology, Inc.	933,910	15,549,602
#*Aware, Inc.	661,315	2,479,931
*Axcelis Technologies, Inc.	8,334	28,919
#*AXT, Inc.	422,544	4,576,152
#Bel Fuse, Inc. Class A	12,462	299,836

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Bel Fuse, Inc. Class B	126,942	$2,768,605
#*Benchmark Electronics, Inc.	2,751,881	52,258,220
Black Box Corp.	487,272	17,147,102
*Blonder Tongue Laboratories, Inc.	17,345	41,281
*Bogen Communications International, Inc.	43,800	113,880
#*BroadVision, Inc.	648	7,763
*Brooks Automation, Inc.	2,109,759	24,768,571
*Bsquare Corp.	87,447	768,659
#*CACI International, Inc.	404,667	22,454,972
*CalAmp Corp.	297,525	946,130
#*Cascade Microtech, Inc.	317,130	1,950,350
*Checkpoint Systems, Inc.	237,653	4,912,288
*Chyron International Corp.	51,176	149,434
*Ciber, Inc.	2,055,674	9,373,873
*Cinedigm Digital Cinema Corp.	241,341	374,079
*Clearfield, Inc.	67,212	318,585
*Cogo Group, Inc.	78,274	685,680
*Coherent, Inc.	853,433	45,701,337
Cohu, Inc.	691,227	10,326,931
*Comarco, Inc.	113,642	38,638
● #*Commerce One LLC	55,600	—
#Communications Systems, Inc.	104,473	1,560,827
*Computer Task Group, Inc.	150,872	1,784,816
Comtech Telecommunications Corp.	273,123	7,663,831
*Concurrent Computer Corp.	136,568	701,960
*Convergys Corp.	2,637,707	37,560,948
*CPI International, Inc.	171,472	3,326,557
*CSP, Inc.	125,308	489,954
CTS Corp.	1,225,517	13,897,363
*CyberOptics Corp.	266,732	2,544,623
*Data I/O Corp.	75,748	464,335
*Datalink Corp.	65,337	418,157
*Dataram Corp.	72,826	165,315
DDi Corp.	309,137	3,482,428
*Digi International, Inc.	698,239	7,394,351
#*Digimarc Corp.	52,476	1,574,805
#*Ditech Networks, Inc.	685,602	932,419
*Dot Hill Systems Corp.	502,682	1,407,510
*DSP Group, Inc.	461,295	3,455,100
*Dynamics Research Corp.	28,170	379,450
Earthlink, Inc.	1,516,188	12,933,084
#*Easylink Services International Corp.	33,741	134,964
*EchoStar Corp.	112,907	3,076,716
*EDGAR Online, Inc.	178,777	227,047
*Edgewater Technology, Inc.	298,591	695,717
Electro Rent Corp.	554,148	8,179,224
*Electro Scientific Industries, Inc.	1,161,772	19,366,739
*Electronics for Imaging, Inc.	1,050,387	15,734,797
#*EMCORE Corp.	93,441	128,949
*EMS Technologies, Inc.	223,687	4,100,183
*EndWave Corp.	333,091	759,447
*Entorian Technologies, Inc.	34,332	135,611
EPIQ Systems, Inc.	94,372	1,212,680
*ePlus, Inc.	272,314	7,036,594
*Euronet Worldwide, Inc.	17,956	328,415
*Evans & Sutherland Computer Corp.	145,693	135,494
#*Evergreen Solar, Inc.	31,839	71,638
*Exar Corp.	1,048,829	6,733,482
*Extreme Networks	555,852	1,823,195
*Fairchild Semiconductor International, Inc.	3,188,035	56,747,023
*Frequency Electronics, Inc.	210,602	1,486,850

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*FSI International, Inc.	361,656	$1,511,722
*Gerber Scientific, Inc.	523,243	3,992,344
#*Giga-Tronics, Inc.	11,000	30,910
*Globecomm Systems, Inc.	312,882	2,959,864
*GTSI Corp.	237,469	1,116,104
*Hackett Group, Inc.	169,505	591,572
*Hauppauge Digital, Inc.	103,178	255,881
#*Hutchinson Technology, Inc.	640,194	2,119,042
*Hypercom Corp.	501,003	4,478,967
#*I.D. Systems, Inc.	154,123	668,894
#*iGo, Inc.	368,655	1,231,308
*Ikanos Communications, Inc.	185,522	222,626
#*Imation Corp.	1,558,986	15,745,759
*InfoSpace, Inc.	634,873	5,193,261
*Insight Enterprises, Inc.	757,669	10,546,752
*InsWeb Corp.	18,714	163,093
*Integral Systems, Inc.	4,916	59,926
*Integrated Device Technology, Inc.	2,801,959	17,876,498
*Integrated Silicon Solution, Inc.	106,588	1,110,647
*Intellicheck Mobilisa, Inc.	130,115	170,451
*Internap Network Services Corp.	839,267	6,118,256
*International Rectifier Corp.	471,357	15,097,565
● *Internet Media Services, Inc.	26,012	—
*Interphase Corp.	86,887	171,167
*Intevac, Inc.	106,114	1,459,068
*IntriCon Corp.	41,396	165,584
*Inuvo, Inc.	10,319	30,957
*INX, Inc.	7,860	56,592
*iPass, Inc.	358,856	556,227
*Iteris, Inc.	108,667	190,167
*IXYS Corp.	161,009	1,824,232
*Jaco Electronics, Inc.	17,998	6,479
*Kemet Corp.	28,224	440,294
*Kenexa Corp.	174,183	3,612,555
*KEY Tronic Corp.	368,355	2,162,244
Keynote Systems, Inc.	427,172	7,445,608
*Knot, Inc. (The)	16,168	179,141
*Kopin Corp.	70,900	287,854
*KVH Industries, Inc.	29,248	355,363
#*L-1 Identity Solutions, Inc.	1,638,174	19,543,416
*Lattice Semiconductor Corp.	1,251,684	7,797,991
*LeCroy Corp.	163,376	2,132,057
#*LightPath Technologies, Inc.	4,638	7,653
*Lionbridge Technologies, Inc.	347,135	1,332,998
*Logic Devices, Inc.	71,976	60,460
*LoJack Corp.	192,570	1,222,820
*LookSmart, Ltd.	544,441	974,549
*Loral Space & Communications, Inc.	95,525	7,113,747
*Mace Security International, Inc.	183,086	75,065
*Magma Design Automation, Inc.	469,404	2,548,864
*Management Network Group, Inc.	117	300
Marchex, Inc.	321,834	3,063,860
*Mastech Holdings, Inc.	44,797	181,428
*Mattson Technology, Inc.	385,665	883,173
*Measurement Specialties, Inc.	88,152	2,374,815
#*Mechanical Technology, Inc.	34,024	22,456
*MEMSIC, Inc.	45,943	143,342
*Mercury Computer Systems, Inc.	95,455	1,802,190
Methode Electronics, Inc.	989,804	11,699,483
*MKS Instruments, Inc.	1,789,749	51,383,694
*ModusLink Global Solutions, Inc.	828,703	5,079,949

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*MoSys, Inc.	217,912	$1,263,890
*Nanometrics, Inc.	2,909	49,802
*NAPCO Security Technologies, Inc.	49,049	92,212
*Network Equipment Technologies, Inc.	66,805	330,017
*Newport Corp.	1,511,996	26,535,530
#*Novatel Wireless, Inc.	54,288	391,416
*NumereX Corp. Class A	93,508	864,014
*Occam Networks, Inc.	66,632	569,704
*Omtool, Ltd.	52,214	156,642
*Online Resources Corp.	757,501	5,090,407
*Openwave Systems, Inc.	150,287	305,083
*Oplink Communications, Inc.	73,414	1,819,199
*Opnext, Inc.	962,639	1,790,509
OPTi, Inc.	164,800	370,800
Optical Cable Corp.	120,194	733,183
*Orbcomm, Inc.	738,990	2,209,580
*Overland Storage, Inc.	30,942	62,812
#*PAR Technology Corp.	138,235	834,939
*PC Connection, Inc.	869,589	7,695,863
*PC Mall, Inc.	170,217	1,191,519
*PC-Tel, Inc.	618,185	4,481,841
*PDF Solutions, Inc.	287,451	1,664,341
*Perceptron, Inc.	147,076	789,798
*Performance Technologies, Inc.	289,576	498,071
*Pericom Semiconductor Corp.	488,714	4,901,801
#*Pervasive Software, Inc.	423,799	2,347,846
#*Photronics, Inc.	1,444,932	9,522,102
#*Planar Systems, Inc.	425,374	1,097,465
*PLX Technology, Inc.	138,090	443,959
*Presstek, Inc.	281,540	588,419
● *Price Communications Liquidation Trust	1,498,306	—
*Qualstar Corp.	379,283	732,016
#*QuickLogic Corp.	187,991	1,088,468
*RadiSys Corp.	167,195	1,414,470
*RAE Systems, Inc.	479,693	825,072
*Rainmaker Systems, Inc.	224,358	320,832
*RealNetworks, Inc.	2,261,082	8,501,668
*Reis, Inc.	332,636	2,278,557
*Relm Wireless Corp.	132,563	251,870
RF Industries, Ltd.	21,235	153,317
Richardson Electronics, Ltd.	437,964	5,667,254
*Rimage Corp.	3,887	55,312
*Rudolph Technologies, Inc.	278,452	2,801,227
*S1 Corp.	30,256	194,849
*Saba Software, Inc.	53,096	345,655
*SeaChange International, Inc.	517,709	4,286,631
*Selectica, Inc.	1,444	6,498
Servidyne, Inc.	24,775	64,910
#*Sigma Designs, Inc.	352,565	4,911,230
*Sigmatron International, Inc.	16,500	119,790
#*Silicon Graphics International Corp.	728,602	7,227,732
*Silicon Image, Inc.	511,607	3,509,624
*Skyworks Solutions, Inc.	1,385,062	44,003,420
#*Smart Modular Technologies (WWH), Inc.	577,786	3,905,833
Soapstone Networks, Inc.	352,815	2,470
*Sonic Solutions, Inc.	17,168	250,395
#*Soundbite Communications, Inc.	1,408	3,999
*Spectrum Control, Inc.	250,451	3,320,980
#*StarTek, Inc.	226,896	1,247,928
#*SunPower Corp. Class A	970,154	13,038,870
*Support.com, Inc.	887,797	4,918,395

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Sycamore Networks, Inc.	723,357	$15,089,227
*Symmetricom, Inc.	287,790	1,787,176
*SYNNEX Corp.	964,357	32,199,880
*Tech Data Corp.	414,171	19,428,762
*TechTarget, Inc.	178,672	1,313,239
*TeleCommunication Systems, Inc.	123,784	506,277
Telular Corp.	286,285	2,012,584
Tessco Technologies, Inc.	89,004	1,025,326
#TheStreet.com, Inc.	393,016	1,198,699
#*THQ, Inc.	279,837	1,625,853
#*Tier Technologies, Inc.	339,626	1,966,435
*TII Network Technologies, Inc.	92,005	299,016
*Tollgrade Communications, Inc.	330,412	3,066,223
*Trident Microsystems, Inc.	154,597	230,350
*Trio-Tech International	38,653	193,652
#*Triquint Semiconductor, Inc.	688,290	9,057,896
*TSR, Inc.	1,145	5,668
*TTM Technologies, Inc.	248,539	3,951,770
*Ultra Clean Holdings, Inc.	219,507	2,743,838
United Online, Inc.	340,611	2,408,120
*UTStarcom, Inc.	916,191	1,924,001
#*Viasystems Group, Inc.	26,514	536,378
*Vicon Industries, Inc.	102,175	490,440
*Video Display Corp.	535	2,033
#*Vishay Intertechnology, Inc.	3,162,160	52,175,640
Wayside Technology Group, Inc.	1,504	18,198
*Web.com Group, Inc.	165,727	1,557,834
*Winland Electronics, Inc.	2,200	1,804
*Wireless Ronin Technologies, Inc.	137,500	189,750
*Wireless Telecom Group, Inc.	176,100	183,144
*WPCS International, Inc.	37,280	99,538
*X-Rite, Inc.	391,242	1,744,939
*Zix Corp.	427,676	1,924,542
*Zoran Corp.	741,419	7,036,066
*Zygo Corp.	491,551	5,348,075

Total Information Technology		1,108,257,980

Materials — (6.2%)
A. Schulman, Inc.	503,379	10,747,142
*A.M. Castle & Co.	613,590	9,627,227
*American Pacific Corp.	141,484	868,712
American Vanguard Corp.	9,410	78,009
*Arabian American Development Co.	100	450
#Boise, Inc.	2,475,747	22,256,966
*Brush Engineered Materials, Inc.	19,339	676,478
Buckeye Technologies, Inc.	963,636	24,245,082
Cabot Corp.	203,225	8,789,481
#*Century Aluminum Co.	2,465,985	36,669,197
*Coeur d’Alene Mines Corp.	1,885,714	44,087,993
Commercial Metals Co.	157,462	2,632,765
*Continental Materials Corp.	10,788	240,357
*Core Molding Technologies, Inc.	99,338	609,935
Cytec Industries, Inc.	81,101	4,423,249
*Detrex Corp.	12,700	79,058
*Ferro Corp.	796,724	12,285,484
#*Flotek Industries, Inc.	197,983	1,393,800
Friedman Industries, Inc.	167,543	1,450,922
#*Georgia Gulf Corp.	344,302	9,168,762
*Graphic Packaging Holding Co.	6,294,157	29,897,246
Haynes International, Inc.	141,657	6,901,529
#*Headwaters, Inc.	1,533,252	8,064,906

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*Horsehead Holding Corp.	103,419	$1,314,455
#Kaiser Aluminum Corp.	503,010	23,998,607
*KapStone Paper & Packaging Corp.	368,584	6,276,986
KMG Chemicals, Inc.	9,413	160,303
*Landec Corp.	579,548	3,627,970
#*Louisiana-Pacific Corp.	3,774,543	37,896,412
*Material Sciences Corp.	216,679	1,579,590
#*Mercer International, Inc.	320,754	2,742,447
#*Mines Management, Inc.	240,226	730,287
*Mod-Pac Corp.	42,732	210,669
Myers Industries, Inc.	618,176	5,650,129
*Nanophase Technologies Corp.	162,674	222,863
Neenah Paper, Inc.	35,303	679,936
NL Industries, Inc.	168,031	2,243,214
*Northern Technologies International Corp.	3,541	53,469
Olympic Steel, Inc.	202,286	5,536,568
#*OM Group, Inc.	864,988	31,295,266
*Omnova Solutions, Inc.	89,811	631,371
#P.H. Glatfelter Co.	1,193,999	14,363,808
*Penford Corp.	260,289	1,538,308
*PolyOne Corp.	2,698,043	35,479,265
#*RTI International Metals, Inc.	798,132	23,058,033
#*Spartech Corp.	766,157	6,397,411
Synalloy Corp.	25,164	303,226
#Texas Industries, Inc.	370,156	14,706,298
*U.S. Energy Corp.	10,322	62,551
#*U.S. Gold Corp.	284,138	1,818,483
*Universal Stainless & Alloy Products, Inc.	102,266	3,272,512
Vulcan International Corp.	11,100	424,575
Wausau Paper Corp.	570,540	4,889,528
#*Webco Industries, Inc.	9,290	1,074,156
#Westlake Chemical Corp.	1,654,024	64,043,809
#*Zoltek Cos., Inc.	737,852	8,249,185

Total Materials		539,726,440

Other — (0.0%)
● *Avigen, Inc. Escrow Shares	268,555	—
● *Big 4 Ranch, Inc.	73,300	—
● *Concord Camera Corp. Escrow Shares	95,952	—
● *ePresence, Inc. Escrow Shares	312,600	—
● *Landco Real Estate LLC	4,900	—
● #*MAIR Holdings, Inc. Escrow Shares	593,484	—
● *Noel Group, Inc.	95,400	477
● *PetroCorp., Inc. Escrow Shares	102,600	6,156
● #*Student Loan Corp. Escrow Shares	142,396	355,990
● *Voyager Learning Co. Escrow Shares	103,000	—

Total Other		362,623

Real Estate Investment Trusts — (0.0%)
#Sabra Healthcare REIT, Inc.	85,921	1,598,990
*Transcontinental Realty Investors, Inc.	648	3,240

Total Real Estate Investment Trusts		1,602,230

Telecommunication Services — (0.3%)
*Arbinet Corp.	138,200	1,299,080
#*CIncinnati Bell, Inc.	851,428	2,426,570
#*FiberTower Corp.	128,174	474,244
*General Communications, Inc. Class A	188,697	2,285,121
#IDT Corp. Class B	88,320	2,034,010
#*Iridium Communications, Inc.	290,520	2,231,194

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
#*Leap Wireless International, Inc.	540,303	$7,553,436
*Premiere Global Services, Inc.	10,659	66,406
*SureWest Communications	344,973	3,780,904
*Xeta Corp.	67,827	230,612

Total Telecommunication Services		22,381,577

Utilities — (0.1%)
*Dynegy, Inc.	53,307	335,301
*GenOn Energy, Inc.	2,018,620	8,357,087
Ormat Technologies, Inc.	20,142	619,568
#SJW Corp.	12,433	303,863

Total Utilities		9,615,819

TOTAL COMMON STOCKS		7,323,245,073

RIGHTS/WARRANTS — (0.0%)
● *CSF Holding, Inc. Litigation Rights	40,500	—
*Federal-Mogul Corp. Warrants 12/27/14	62,197	27,989
● *Lantronix, Inc. Warrants	599	—
● *U.S. Concrete, Inc. Warrants A 08/31/17	24,689	—
● *U.S. Concrete, Inc. Warrants B 08/31/17	24,689	—

TOTAL RIGHTS/WARRANTS		27,989

TEMPORARY CASH INVESTMENTS — (0.6%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	50,113,215	50,113,215

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.3%)
§@DFA Short Term Investment Fund	1,322,248,015	1,322,248,015
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $28,307,659 FNMA 5.000%, 10/01/20, valued at $9,856,026) to be repurchased at $9,569,015	$9,569	9,568,957

TOTAL SECURITIES LENDING COLLATERAL		1,331,816,972

TOTAL INVESTMENTS — (100.0%) (Cost $7,799,393,914)##		$8,705,203,249

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,281,066,452	—	—	$1,281,066,452
Consumer Staples	204,626,068	—	—	204,626,068
Energy	742,684,535	—	—	742,684,535
Financials	1,607,821,593	$41,781	—	1,607,863,374
Health Care	451,553,940	755,045	—	452,308,985
Industrials	1,352,748,990	—	—	1,352,748,990
Information Technology	1,108,257,980	—	—	1,108,257,980
Materials	539,726,440	—	—	539,726,440
Other	—	362,623	—	362,623
Real Estate Investment Trusts	1,602,230	—	—	1,602,230
Telecommunication Services	22,381,577	—	—	22,381,577
Utilities	9,615,819	—	—	9,615,819
Rights/Warrants	27,989	—	—	27,989
Temporary Cash Investments	50,113,215	—	—	50,113,215
Securities Lending Collateral	—	1,331,816,972	—	1,331,816,972

TOTAL	$7,372,226,828	$1,332,976,421	—	$8,705,203,249

See accompanying Notes to Schedules of Investments.

U.S. CORE EQUITY 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value†
COMMON STOCKS — (92.1%)
Consumer Discretionary — (12.4%)
*1-800-FLOWERS.COM, Inc.	5,556	$15,223
*99 Cents Only Stores	39,393	586,956
#Aaron’s, Inc.	46,663	895,463
Abercrombie & Fitch Co.	22,520	1,135,233
*AC Moore Arts & Crafts, Inc.	5,750	12,592
Acme United Corp.	1,000	10,000
Advance Auto Parts, Inc.	19,100	1,221,254
*Aeropostale, Inc.	24,061	580,351
*AFC Enterprises, Inc.	11,524	171,708
*AH Belo Corp.	8,680	70,395
Aldila, Inc.	1,600	8,320
*Amazon.com, Inc.	55,780	9,462,519
Ambassadors Group, Inc.	7,885	87,050
Amcon Distributing Co.	162	12,712
*American Apparel, Inc.	769	792
*American Axle & Manufacturing Holdings, Inc.	32,868	470,012
*American Biltrite, Inc.	786	5,140
American Eagle Outfitters, Inc.	112,114	1,621,168
#American Greetings Corp. Class A	9,000	195,570
#*American Public Education, Inc.	3,403	114,205
*America’s Car-Mart, Inc.	6,110	152,383
*Amerigon, Inc.	9,498	103,433
Ameristar Casinos, Inc.	21,310	327,322
*AnnTaylor Stores Corp.	26,600	588,392
*Apollo Group, Inc. Class A	18,300	755,241
#Arbitron, Inc.	7,506	312,925
*Arctic Cat, Inc.	6,700	107,334
Ark Restaurants Corp.	2,019	29,275
*Asbury Automotive Group, Inc.	18,177	334,639
*Ascena Retail Group, Inc.	41,588	1,127,451
*Ascent Media Corp.	7,612	289,560
*Atrinsic, Inc.	338	835
*Audiovox Corp. Class A	10,707	76,876
#*AutoNation, Inc.	94,630	2,716,827
*Autozone, Inc.	8,152	2,066,777
*Ballantyne Strong, Inc.	5,765	43,353
*Bally Technologies, Inc.	24,744	1,012,772
#Barnes & Noble, Inc.	32,380	509,985
*Bassett Furniture Industries, Inc.	3,800	26,600
*Beasley Broadcast Group, Inc.	2,878	15,397
#*Beazer Homes USA, Inc.	43,200	231,120
bebe stores, Inc.	48,243	270,884
*Bed Bath & Beyond, Inc.	60,100	2,884,800
*Belo Corp.	41,883	282,291
*Benihana, Inc.	1,914	15,771
*Benihana, Inc. Class A	4,406	35,953
Best Buy Co., Inc.	52,363	1,780,342
Big 5 Sporting Goods Corp.	11,079	140,482
*Big Lots, Inc.	37,631	1,196,289
*Biglari Holdings, Inc.	775	333,250
#*BJ’s Restaurants, Inc.	14,200	501,686
#*Blue Nile, Inc.	3,035	172,540
*Bluegreen Corp.	12,738	44,583
Blyth, Inc.	4,644	156,131
Bob Evans Farms, Inc.	17,419	548,350
*Bon-Ton Stores, Inc. (The)	8,220	91,160
#Books-A-Million, Inc.	7,498	42,664
#*BorgWarner, Inc.	42,300	2,852,289

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Bowl America, Inc. Class A	1,359	$17,837
#*Boyd Gaming Corp.	43,248	468,808
#*Bridgepoint Education, Inc.	6,800	124,168
Brinker International, Inc.	45,826	1,078,286
*Brookfield Homes Corp.	16,615	234,604
Brown Shoe Co., Inc.	22,619	286,583
#Brunswick Corp.	54,756	1,090,740
#Buckle, Inc.	21,283	760,867
*Buffalo Wild Wings, Inc.	8,300	363,291
*Build-A-Bear-Workshop, Inc.	9,441	72,318
*Cabela’s, Inc.	39,307	978,744
*Cablevision Systems Corp.	61,308	2,075,276
*Cache, Inc.	6,900	25,944
*California Coastal Communities, Inc.	1,578	16
*California Pizza Kitchen, Inc.	11,051	176,926
#Callaway Golf Co.	36,962	271,671
*Cambium Learning Group, Inc.	45,231	147,905
*Canterbury Park Holding Corp.	1,669	22,448
#*Capella Education Co.	4,180	239,305
*Career Education Corp.	35,600	798,864
*Caribou Coffee Co., Inc.	7,006	63,194
*CarMax, Inc.	61,958	2,022,929
*Carmike Cinemas, Inc.	4,200	27,468
Carnival Corp.	94,238	4,213,381
*Carriage Services, Inc.	8,945	45,709
*Carrols Restaurant Group, Inc.	9,000	63,000
*Carter’s, Inc.	26,105	723,108
*Casual Male Retail Group, Inc.	27,647	116,117
Cato Corp. Class A	12,421	303,569
*Cavco Industries, Inc.	3,808	156,852
CBS Corp.	9,284	183,638
CBS Corp. Class B	218,369	4,330,257
*CEC Entertainment, Inc.	9,503	351,136
#*Charles & Colvard, Ltd.	8,890	24,447
*Charming Shoppes, Inc.	57,296	178,191
#*Cheesecake Factory, Inc.	27,210	802,967
Cherokee, Inc.	2,252	36,100
Chico’s FAS, Inc.	88,976	971,618
*Children’s Place Retail Stores, Inc. (The)	12,401	519,478
*Chipotle Mexican Grill, Inc.	10,500	2,298,660
#Choice Hotels International, Inc.	27,564	1,045,503
Christopher & Banks Corp.	18,600	106,206
*Chromcraft Revington, Inc.	2,232	3,995
Churchill Downs, Inc.	9,453	391,449
Cinemark Holdings, Inc.	65,533	1,110,784
#*Citi Trends, Inc.	5,906	135,247
*CKX, Inc.	43,775	139,204
*Clear Channel Outdoor Holdings, Inc.	19,738	274,161
Coach, Inc.	46,230	2,500,581
*Coast Distribution System, Inc.	890	3,489
*Cobra Electronics Corp.	535	1,840
#*Coinstar, Inc.	14,600	604,294
*Coldwater Creek, Inc.	44,600	129,786
*Collective Brands, Inc.	36,087	734,731
Collectors Universe, Inc.	3,102	42,963
#Columbia Sportswear Co.	16,916	1,031,538
Comcast Corp. Class A	433,609	9,864,605
Comcast Corp. Special Class A	148,951	3,193,509
#*Conn’s, Inc.	16,263	71,882
Cooper Tire & Rubber Co.	28,000	640,080
*Core-Mark Holding Co., Inc.	6,237	211,060

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Corinthian Colleges, Inc.	31,061	$164,002
*Cost Plus, Inc.	9,468	80,478
CPI Corp.	2,662	52,974
Cracker Barrel Old Country Store, Inc.	10,579	544,607
*Craftmade International, Inc.	822	3,863
*Crocs, Inc.	40,200	658,878
#*Crown Media Holdings, Inc.	17,861	42,866
CSS Industries, Inc.	2,400	44,064
*Culp, Inc.	5,047	50,420
*Cumulus Media, Inc.	13,212	50,470
*Cybex International, Inc.	3,186	2,389
*Cycle Country Accessories Corp.	200	72
*Dana Holding Corp.	67,500	1,209,600
Darden Restaurants, Inc.	43,224	2,036,283
*Deckers Outdoor Corp.	17,106	1,255,409
*dELiA*s, Inc.	2,914	5,391
*Delta Apparel, Inc.	6,441	82,896
*Destination Maternity Corp.	2,684	108,783
DeVry, Inc.	11,200	583,632
*DGSE Cos., Inc.	1,800	7,992
#*Dick’s Sporting Goods, Inc.	27,204	981,792
Dillard’s, Inc.	36,348	1,443,743
*DineEquity, Inc.	9,395	484,594
*DIRECTV Class A	220,510	9,347,419
#*Discovery Communications, Inc. (25470F104)	47,726	1,861,314
*Discovery Communications, Inc. (25470F203)	1,400	53,900
*Discovery Communications, Inc. (25470F302)	41,277	1,401,767
*DISH Network Corp.	40,478	854,491
*Dixie Group, Inc.	3,381	15,012
*Dolan Media Co.	17,305	237,252
*Dollar Tree, Inc.	37,205	1,881,829
*Domino’s Pizza, Inc.	27,800	455,920
*Dorman Products, Inc.	9,291	298,891
Dover Downs Gaming & Entertainment, Inc.	8,520	29,309
*Dover Motorsports, Inc.	3,182	5,982
DR Horton, Inc.	177,305	2,196,809
*DreamWorks Animation SKG, Inc.	27,064	759,686
Drew Industries, Inc.	12,469	294,518
#*drugstore.com, Inc.	13,721	24,218
#*DSW, Inc.	7,500	249,675
#*Eastman Kodak Co.	94,131	344,519
Educational Development Corp.	1,932	13,138
*Einstein Noah Restaurant Group, Inc.	7,218	112,168
Emerson Radio Corp.	10,685	22,759
*Entercom Communications Corp.	12,802	125,460
*Entravision Communications Corp.	22,881	49,423
*EnviroStar, Inc.	100	136
Escalade, Inc.	2,244	13,913
#Ethan Allen Interiors, Inc.	14,800	331,520
*Ever-Glory International Group, Inc.	1,700	3,995
*EW Scripps Co. Class A (The)	26,151	237,451
*Exide Technologies	42,782	411,135
#Expedia, Inc.	51,400	1,293,224
Family Dollar Stores, Inc.	32,363	1,374,780
*Famous Dave’s of America, Inc.	2,980	29,979
*Federal-Mogul Corp.	49,874	1,175,031
Finish Line, Inc. Class A	29,395	452,389
*Fisher Communications, Inc.	4,158	100,374
*Flanigan’s Enterprises, Inc.	300	2,493
Flexsteel Industries, Inc.	2,567	43,434
Foot Locker, Inc.	92,013	1,643,352

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Ford Motor Co.	422,903	$6,745,303
Fortune Brands, Inc.	65,372	4,032,145
*Fossil, Inc.	33,665	2,391,898
Fred’s, Inc.	22,509	302,296
Frisch’s Restaurants, Inc.	2,810	59,460
#*Fuel Systems Solutions, Inc.	8,550	222,556
*Full House Resorts, Inc.	8,100	36,369
*Furniture Brands International, Inc.	26,435	118,958
Gaiam, Inc.	8,301	63,337
#*GameStop Corp. Class A	88,086	1,855,972
*GameTech International, Inc.	300	138
Gaming Partners International Corp.	3,004	20,758
Gannett Co., Inc.	138,387	2,039,824
Gap, Inc.	62,174	1,198,093
#Garmin, Ltd.	26,071	803,769
*Gaylord Entertainment Co.	27,236	908,048
*Geeknet, Inc.	1,600	30,400
*Genesco, Inc.	13,631	506,119
#Gentex Corp.	63,221	2,027,497
Genuine Parts Co.	31,350	1,622,362
*G-III Apparel Group, Ltd.	9,572	333,967
*Global Traffic Network, Inc.	8,134	87,278
*Golfsmith International Holdings, Inc.	4,658	18,353
*Goodyear Tire & Rubber Co.	62,459	742,013
*Grand Canyon Education, Inc.	11,200	202,608
*Gray Television, Inc.	19,621	38,850
*Gray Television, Inc. Class A	600	1,050
*Great Wolf Resorts, Inc.	12,794	37,231
#Group 1 Automotive, Inc.	13,684	517,803
Guess?, Inc.	17,400	744,372
#H&R Block, Inc.	53,355	668,005
*Hallwood Group, Inc.	252	6,300
*Hampshire Group, Ltd.	689	2,618
*Hanesbrands, Inc.	22,141	509,686
Harley-Davidson, Inc.	47,790	1,894,874
*Harman International Industries, Inc.	32,189	1,394,427
Harte-Hanks, Inc.	36,119	450,404
Hasbro, Inc.	19,210	846,969
*Hastings Entertainment, Inc.	1,400	7,756
Haverty Furniture Cos., Inc.	10,648	128,202
Haverty Furniture Cos., Inc. Class A	540	6,615
*Heelys, Inc.	3,900	11,622
*Helen of Troy, Ltd.	17,304	485,723
#*hhgregg, Inc.	17,500	320,775
*Hibbett Sporting Goods, Inc.	12,630	404,413
Hillenbrand, Inc.	27,735	599,353
*Hollywood Media Corp.	5,128	9,948
Home Depot, Inc.	215,116	7,909,815
Hooker Furniture Corp.	5,900	79,119
Hot Topic, Inc.	25,269	137,211
#*Hovnanian Enterprises, Inc.	23,300	102,986
*HSN, Inc.	26,276	739,932
*Hyatt Hotels Corp. Class A	3,684	179,006
*Iconix Brand Group, Inc.	42,164	836,955
*Infosonics Corp.	2,000	2,140
International Game Technology	51,431	883,070
International Speedway Corp.	14,807	428,367
*Interpublic Group of Cos., Inc. (The)	139,033	1,486,263
*Interval Leisure Group, Inc.	25,994	407,326
*iRobot Corp.	11,049	298,323
*Isle of Capri Casinos, Inc.	16,415	154,629

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*ITT Educational Services, Inc.	5,860	$385,822
*J. Alexander’s Corp.	1,500	7,665
#*J. Crew Group, Inc.	14,423	626,247
J.C. Penney Co., Inc.	104,092	3,338,230
*Jack in the Box, Inc.	26,983	592,007
*Jaclyn, Inc.	400	2,310
#*JAKKS Pacific, Inc.	15,614	269,966
*Jamba, Inc.	12,700	27,813
Jarden Corp.	32,967	1,117,581
*Jo-Ann Stores, Inc.	14,500	874,785
Johnson Controls, Inc.	98,096	3,765,905
*Johnson Outdoors, Inc. Class A	8,183	124,545
Jones Group, Inc. (The)	44,461	564,210
*Jos. A. Bank Clothiers, Inc.	12,552	536,347
*Journal Communications, Inc.	23,813	114,302
*K12, Inc.	14,100	384,225
KB Home	49,569	735,604
*Kenneth Cole Productions, Inc. Class A	5,423	73,970
*Kid Brands, Inc.	17,697	161,220
*Kirkland’s, Inc.	8,948	118,516
*Knology, Inc.	17,222	251,958
*Kohl’s Corp.	58,969	2,994,446
*Kona Grill, Inc.	2,493	12,490
Koss Corp.	1,267	7,463
*Krispy Kreme Doughnuts, Inc.	28,516	186,780
KSW, Inc.	2,340	8,892
*K-Swiss, Inc. Class A	15,518	178,457
Lacrosse Footwear, Inc.	3,029	46,737
*Lakeland Industries, Inc.	1,850	16,410
*Lakes Entertainment, Inc.	10,671	30,412
#*Lamar Advertising Co. Class A	35,753	1,317,141
*Las Vegas Sands Corp.	176,285	8,195,490
*Lazare Kaplan International, Inc.	1,600	2,344
#*La-Z-Boy, Inc.	29,038	241,596
*Leapfrog Enterprises, Inc.	21,305	82,237
*Lear Corp.	28,576	3,018,483
Learning Tree International, Inc.	5,412	46,976
*Lee Enterprises, Inc.	18,010	51,869
Leggett & Platt, Inc.	73,798	1,662,669
#Lennar Corp. Class A	89,383	1,730,455
Lennar Corp. Class B Voting	15,776	250,365
*Libbey, Inc.	8,472	129,367
#*Liberty Global, Inc. Class A	51,230	2,077,889
*Liberty Global, Inc. Class B	127	5,259
#*Liberty Global, Inc. Class C	48,345	1,850,163
*Liberty Media Corp. Capital Class A	53,068	3,484,445
*Liberty Media Corp. Capital Class B	948	61,667
*Liberty Media Corp. Interactive Class A	248,432	3,935,163
*Liberty Media Corp. Interactive Class B	5,618	89,410
*Liberty Media-Starz Corp. Series A	28,050	1,870,094
*Liberty Media-Starz Corp. Series B	522	34,807
*Life Time Fitness, Inc.	24,228	966,213
*Lifetime Brands, Inc.	6,010	72,901
Limited Brands, Inc.	126,640	3,702,954
*LIN TV Corp. Class A	7,550	36,391
Lincoln Educational Services Corp.	12,174	183,827
#Lithia Motors, Inc.	12,603	170,140
#*Live Nation Entertainment, Inc.	100,022	1,040,229
#*Liz Claiborne, Inc.	27,800	137,332
*LKQ Corp.	66,828	1,614,564
*LodgeNet Interactive Corp.	8,300	28,552

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Lowe’s Cos., Inc.	281,130	$6,972,024
*Luby’s, Inc.	14,091	81,305
#*Lumber Liquidators Holdings, Inc.	151	4,219
*M/I Homes, Inc.	11,300	165,658
Mac-Gray Corp.	7,981	117,560
Macy’s, Inc.	181,226	4,195,382
*Madison Square Garden, Inc.	35,825	903,506
*Maidenform Brands, Inc.	10,751	276,731
Marcus Corp.	11,485	136,097
*Marine Products Corp.	15,490	111,528
*MarineMax, Inc.	12,720	114,989
#Marriott International, Inc. Class A	45,086	1,780,446
#*Martha Stewart Living Omnimedia, Inc. Class A	14,300	55,341
Mattel, Inc.	102,700	2,431,936
Matthews International Corp. Class A	13,277	470,537
*MAXXAM, Inc.	2	1,385
#*McClatchy Co. (The)	33,362	170,146
*McCormick & Schmick’s Seafood Restaurants, Inc.	14,664	131,976
McDonald’s Corp.	138,676	10,216,261
McGraw-Hill Cos., Inc.	39,623	1,544,505
MDC Holdings, Inc.	26,118	807,307
*Media General, Inc. Class A	11,700	58,734
*Mediacom Communications Corp. Class A	23,366	204,803
Men’s Wearhouse, Inc. (The)	30,549	800,689
#Meredith Corp.	21,100	711,070
*Meritage Homes Corp.	18,665	428,548
*Meritage Hospitality Group, Inc.	299	608
#*MGM Resorts International	210,289	3,118,586
*Midas, Inc.	5,986	42,560
*Modine Manufacturing Co.	22,100	364,650
*Mohawk Industries, Inc.	29,921	1,662,112
*Monarch Casino & Resort, Inc.	8,645	93,712
Monro Muffler Brake, Inc.	17,883	591,570
*Morgans Hotel Group Co.	11,153	100,767
#Morningstar, Inc.	22,974	1,227,271
*Morton’s Restaurant Group, Inc.	6,400	41,024
*Motorcar Parts of America, Inc.	5,204	74,938
*Movado Group, Inc.	10,344	149,057
*MTR Gaming Group, Inc.	1,103	2,526
*Multimedia Games, Inc.	8,600	45,838
*Nathan’s Famous, Inc.	2,494	40,303
National CineMedia, Inc.	25,369	447,509
*Nautilus, Inc.	9,514	23,214
*Navarre Corp.	14,687	31,283
#*Netflix, Inc.	12,010	2,571,101
*Nevada Gold & Casinos, Inc.	700	742
*New Frontier Media, Inc.	4,370	8,653
*New York & Co., Inc.	27,632	154,463
#*New York Times Co. Class A (The)	72,016	728,082
Newell Rubbermaid, Inc.	74,200	1,428,350
News Corp. Class A	380,615	5,716,837
News Corp. Class B	141,607	2,347,844
#*Nexstar Broadcasting Group, Inc.	5,200	25,532
NIKE, Inc. Class B	51,400	4,239,472
*Nobel Learning Communities, Inc.	3,171	27,810
*Nobility Homes, Inc.	775	6,223
#Nordstrom, Inc.	36,809	1,515,795
#Nutri/System, Inc.	11,070	209,887
#*NVR, Inc.	1,500	1,147,500
*O’Charley’s, Inc.	11,182	77,379
*Office Depot, Inc.	124,558	653,930

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*OfficeMax, Inc.	38,700	$621,909
Omnicom Group, Inc.	42,604	1,912,068
*Orange 21, Inc.	335	553
*Orbitz Worldwide, Inc.	47,813	245,281
*O’Reilly Automotive, Inc.	37,014	2,103,506
#*Orient-Express Hotels, Ltd.	57,500	699,200
*Orleans Homebuilders, Inc.	3,832	326
Outdoor Channel Holdings, Inc.	12,726	101,808
*Overstock.com, Inc.	7,087	105,738
Oxford Industries, Inc.	7,384	174,779
*P & F Industries, Inc. Class A	270	1,010
#P.F. Chang’s China Bistro, Inc.	10,500	483,420
*Pacific Sunwear of California, Inc.	37,554	159,980
*Panera Bread Co. Class A	13,232	1,264,450
*Papa John’s International, Inc.	11,739	336,909
#*Peet’s Coffee & Tea, Inc.	5,700	217,512
*Penn National Gaming, Inc.	45,325	1,619,462
*Penske Automotive Group, Inc.	53,257	900,043
Pep Boys - Manny, Moe & Jack (The)	30,333	422,842
*Perry Ellis International, Inc.	6,950	195,642
#PetMed Express, Inc.	10,288	155,246
PetSmart, Inc.	45,387	1,826,373
*Phillips-Van Heusen Corp.	28,834	1,683,041
*Pier 1 Imports, Inc.	53,347	499,861
*Pinnacle Entertainment, Inc.	35,695	538,281
*Playboy Enterprises, Inc. Class A	400	2,446
*Playboy Enterprises, Inc. Class B	8,610	52,865
*Point.360	1,448	1,303
Polaris Industries, Inc.	18,430	1,417,636
Polo Ralph Lauren Corp.	12,415	1,330,640
Pool Corp.	22,879	557,790
*Premier Exhibitions, Inc.	8,500	13,770
*Pre-Paid Legal Services, Inc.	3,100	204,104
*Priceline.com, Inc.	6,750	2,892,510
Primedia, Inc.	30,098	158,616
*Princeton Review, Inc.	7,215	8,045
#*Pulte Group, Inc.	144,558	1,140,563
*Q.E.P. Co., Inc.	352	4,974
*Quiksilver, Inc.	94,908	424,239
#RadioShack Corp.	58,844	891,487
*RC2 Corp.	12,260	249,123
*Reading International, Inc. Class A	5,859	29,705
*Red Lion Hotels Corp.	9,848	75,534
#*Red Robin Gourmet Burgers, Inc.	8,884	183,366
#Regal Entertainment Group	58,448	710,728
Regis Corp.	32,941	552,091
Rent-A-Center, Inc.	37,257	1,108,023
*Rentrak Corp.	3,692	101,327
*Retail Ventures, Inc.	22,898	345,302
RG Barry Corp.	7,819	82,725
*Rick’s Cabaret International, Inc.	4,200	36,708
*Rocky Brands, Inc.	3,349	36,839
Ross Stores, Inc.	43,988	2,868,018
*Royal Caribbean Cruises, Ltd.	93,934	4,217,637
#*Ruby Tuesday, Inc.	36,954	498,140
*Ruth’s Hospitality Group, Inc.	17,386	81,019
Ryland Group, Inc. (The)	25,627	456,161
*Saga Communications, Inc.	1,158	29,934
#*Saks, Inc.	92,741	1,086,925
Salem Communications Corp.	6,564	20,939
#*Sally Beauty Holdings, Inc.	84,101	1,106,769

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Scholastic Corp.	19,372	$575,930
*Scientific Games Corp.	32,321	333,553
Scripps Networks Interactive, Inc.	20,754	965,061
*Sealy Corp.	41,500	109,975
#*Sears Holdings Corp.	37,862	2,853,659
*Select Comfort Corp.	15,100	153,416
Service Corp. International	143,110	1,240,764
Shiloh Industries, Inc.	8,294	107,158
*Shoe Carnival, Inc.	7,477	185,056
*Shuffle Master, Inc.	24,376	251,926
*Shutterfly, Inc.	12,499	416,092
*Signet Jewelers, Ltd. ADR	49,440	2,100,211
*Silverleaf Resorts, Inc.	3,086	4,320
Sinclair Broadcast Group, Inc. Class A	22,166	194,396
#*Skechers U.S.A , Inc. Class A	19,355	398,132
Skyline Corp.	4,311	86,608
*Smith & Wesson Holding Corp.	31,791	112,858
Snap-On, Inc.	30,251	1,713,114
Sonesta International Hotels Corp. Class A	347	6,978
#Sonic Automotive, Inc.	23,470	292,202
*Sonic Corp.	19,031	182,507
Sotheby’s Class A	31,200	1,257,360
Spartan Motors, Inc.	18,410	114,878
*Spectrum Group International, Inc.	385	849
Speedway Motorsports, Inc.	24,081	348,693
*Sport Chalet, Inc. Class A	2,817	6,986
*Sport Chalet, Inc. Class B	238	678
Stage Stores, Inc.	21,035	326,042
Standard Motor Products, Inc.	12,660	153,313
*Standard Pacific Corp.	50,150	220,660
Stanley Black & Decker, Inc.	67,971	4,940,132
*Stanley Furniture, Inc.	4,849	20,123
Staples, Inc.	105,162	2,346,164
Starbucks Corp.	105,722	3,333,415
Starwood Hotels & Resorts Worldwide, Inc.	26,896	1,586,057
Stein Mart, Inc.	24,716	193,650
*Steiner Leisure, Ltd.	6,689	296,456
*Steinway Musical Instruments, Inc.	6,415	122,591
*Steven Madden, Ltd.	12,806	488,805
Stewart Enterprises, Inc.	48,183	307,408
*Stoneridge, Inc.	11,437	168,696
Strattec Security Corp.	1,908	61,438
Strayer Education, Inc.	3,602	432,240
Sturm Ruger & Co., Inc.	8,400	125,244
Superior Industries International, Inc.	15,100	302,000
*Syms Corp.	2,783	17,589
*Systemax, Inc.	18,380	251,071
#*Talbots, Inc.	150	819
*Tandy Brands Accessories, Inc.	1,100	3,190
Tandy Leather Factory, Inc.	1,146	5,890
Target Corp.	98,265	5,387,870
*Tempur-Pedic International, Inc.	16,906	737,778
*Tenneco, Inc.	26,950	1,113,844
#*Texas Roadhouse, Inc.	32,618	542,111
Thor Industries, Inc.	25,687	954,529
Tiffany & Co.	24,000	1,395,120
*Timberland Co. Class A	18,950	506,534
Time Warner Cable, Inc.	89,602	6,077,704
Time Warner, Inc.	231,116	7,268,598
TJX Cos., Inc. (The)	65,550	3,106,414
*Toll Brothers, Inc.	97,905	1,981,597

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Town Sports International Holdings, Inc.	11,470	$47,371
Tractor Supply Co.	33,902	1,739,512
*True Religion Apparel, Inc.	10,300	211,665
*TRW Automotive Holdings Corp.	44,768	2,670,859
*Tuesday Morning Corp.	27,700	137,115
Tupperware Corp.	29,315	1,341,161
*Ulta Salon Cosmetics & Fragrance, Inc.	21,433	793,878
#*Under Armour, Inc. Class A	15,040	900,294
*Unifi, Inc.	11,507	191,361
*Universal Electronics, Inc.	7,376	194,210
Universal Technical Institute, Inc.	10,000	182,500
#*Urban Outfitters, Inc.	28,800	974,016
*US Auto Parts Network, Inc.	12,486	103,634
#V.F. Corp.	28,300	2,340,976
*Vail Resorts, Inc.	20,240	972,532
*Valassis Communications, Inc.	22,600	685,684
Value Line, Inc.	1,267	16,686
*Valuevision Media, Inc. Class A	7,287	45,107
*VCG Holding Corp.	300	663
#Viacom, Inc. Class A	5,362	255,446
Viacom, Inc. Class B	78,385	3,256,897
*Vitamin Shoppe, Inc.	12,662	401,765
Volcom, Inc.	12,700	210,820
*WABCO Holdings, Inc.	27,499	1,605,942
Walt Disney Co. (The)	366,403	14,242,085
*Warnaco Group, Inc.	24,230	1,237,668
*Warner Music Group Corp.	28,039	146,644
#Washington Post Co. Class B	3,422	1,465,814
#Weight Watchers International, Inc.	34,059	1,321,489
*Wells-Gardner Electronics Corp.	2,341	6,368
Wendy’s/Arby’s Group, Inc.	242,207	1,169,860
*West Marine, Inc.	11,411	145,947
#*Westwood One, Inc.	1,559	12,410
*Wet Seal, Inc. (The)	57,796	197,662
Weyco Group, Inc.	5,743	132,836
Whirlpool Corp.	45,139	3,859,384
Wiley (John) & Sons, Inc. Class A	23,641	1,086,304
Wiley (John) & Sons, Inc. Class B	4,080	187,843
Williams Controls, Inc.	1,834	19,257
Williams-Sonoma, Inc.	49,578	1,596,412
Winmark Corp.	1,473	49,832
#*Winnebago Industries, Inc.	9,890	147,361
#*WMS Industries, Inc.	26,628	1,117,045
Wolverine World Wide, Inc.	29,488	939,193
#World Wrestling Entertainment, Inc.	11,700	140,985
Wyndham Worldwide Corp.	77,920	2,191,890
Wynn Resorts, Ltd.	19,029	2,213,644
Yum! Brands, Inc.	58,814	2,750,143
*Zale Corp.	16,300	76,121
*Zumiez, Inc.	17,356	403,006

Total Consumer Discretionary		446,132,582

Consumer Staples — (7.0%)
Alberto-Culver Co.	38,169	1,421,795
Alico, Inc.	3,814	95,770
*Alliance One International, Inc.	48,200	184,606
Altria Group, Inc.	267,544	6,289,959
Andersons, Inc. (The)	10,474	406,182
Archer-Daniels-Midland Co.	151,200	4,939,704
Arden Group, Inc. Class A	744	58,947
Avon Products, Inc.	53,416	1,512,207

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
B&G Foods, Inc.	24,800	$333,064
*BJ’s Wholesale Club, Inc.	28,157	1,237,219
*Boston Beer Co., Inc. Class A	3,797	341,768
Bridgford Foods Corp.	2,501	29,962
Brown-Forman Corp. Class A	10,082	669,949
#Brown-Forman Corp. Class B	32,444	2,152,659
#Bunge, Ltd.	63,224	4,303,658
*Cagle’s, Inc. Class A	738	5,860
Calavo Growers, Inc.	6,718	155,051
Cal-Maine Foods, Inc.	11,773	333,882
#Campbell Soup Co.	23,390	798,535
Casey’s General Stores, Inc.	25,861	1,098,834
CCA Industries, Inc.	3,400	20,434
*Central European Distribution Corp.	40,197	922,119
*Central Garden & Pet Co.	11,250	109,237
*Central Garden & Pet Co. Class A	25,348	240,299
*Chiquita Brands International, Inc.	31,971	492,993
Church & Dwight Co., Inc.	16,581	1,140,939
#Clorox Co.	21,487	1,351,317
Coca-Cola Bottling Co.	3,967	214,297
Coca-Cola Co. (The)	279,300	17,554,005
Coca-Cola Enterprises, Inc.	121,177	3,048,813
Coffee Holding Co., Inc.	300	1,176
Colgate-Palmolive Co.	64,422	4,945,677
ConAgra, Inc.	160,173	3,576,663
*Constellation Brands, Inc. Class A	80,335	1,544,039
*Constellation Brands, Inc. Class B	3,006	57,415
Corn Products International, Inc.	52,885	2,439,585
Costco Wholesale Corp.	61,490	4,417,442
*Craft Brewers Alliance, Inc.	9,065	66,537
CVS Caremark Corp.	284,650	9,735,030
*Darling International, Inc.	38,038	515,415
*Dean Foods Co.	40,130	407,319
Del Monte Foods Co.	109,394	2,074,110
#Diamond Foods, Inc.	12,171	605,751
#*Dole Food Co., Inc.	50,445	705,221
Dr. Pepper Snapple Group, Inc.	95,427	3,380,979
*Elizabeth Arden, Inc.	16,320	417,629
*Energizer Holdings, Inc.	26,602	1,935,029
Estee Lauder Cos., Inc.	19,957	1,606,538
Farmer Brothers Co.	9,024	117,041
#Flowers Foods, Inc.	42,030	1,060,417
Fresh Del Monte Produce, Inc.	34,545	913,715
General Mills, Inc.	87,480	3,042,554
Golden Enterprises, Inc.	3,660	11,712
#*Green Mountain Coffee, Inc.	44,550	1,495,989
Griffin Land & Nurseries, Inc. Class A	2,431	71,277
H.J. Heinz Co.	41,133	1,953,818
*Hain Celestial Group, Inc.	24,506	652,595
*Hansen Natural Corp.	34,291	1,942,242
*Harbinger Group, Inc.	4,059	23,380
*Heckmann Corp.	59,034	285,134
Herbalife, Ltd.	18,508	1,209,128
Hershey Co. (The)	23,378	1,091,519
#Hormel Foods Corp.	31,349	1,548,641
*HQ Sustainable Maritime Industries, Inc.	4,481	19,358
*IGI Labratories, Inc.	921	1,612
Imperial Sugar Co.	6,013	72,036
Ingles Markets, Inc.	7,111	137,740
Inter Parfums, Inc.	13,916	248,261
J & J Snack Foods Corp.	8,558	363,458

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
J.M. Smucker Co.	51,825	$3,221,442
*John B. Sanfilippo & Son, Inc.	3,524	40,033
Kellogg Co.	48,202	2,424,561
Kimberly-Clark Corp.	52,712	3,412,048
Kraft Foods, Inc.	364,826	11,152,731
Kroger Co. (The)	92,825	1,986,455
#Lancaster Colony Corp.	12,851	714,130
#*Lifeway Foods, Inc.	3,699	33,994
Lorillard, Inc.	21,431	1,612,468
*Mannatech, Inc.	7,401	13,174
McCormick & Co., Inc. (579780107)	2,423	107,339
McCormick & Co., Inc. (579780206)	23,033	1,018,059
Mead Johnson Nutrition Co.	28,516	1,653,073
#*Medifast, Inc.	4,251	101,684
MGP Ingredients, Inc.	7,857	74,209
Molson Coors Brewing Co.	75,737	3,549,793
Molson Coors Brewing Co. Class A	623	29,026
Nash-Finch Co.	6,881	259,207
National Beverage Corp.	17,480	235,106
*Natural Alternatives International, Inc.	2,740	14,549
*Nature’s Sunshine Products, Inc.	200	1,630
Nu Skin Enterprises, Inc. Class A	28,709	863,567
*Nutraceutical International Corp.	4,721	65,480
Oil-Dri Corp. of America	3,323	63,403
*Omega Protein Corp.	8,866	72,347
*Orchids Paper Products Co.	3,202	38,424
*Overhill Farms, Inc.	6,166	36,749
*Pantry, Inc.	13,100	218,377
*Parlux Fragrances, Inc.	10,321	34,472
PepsiCo, Inc.	223,192	14,353,478
Philip Morris International, Inc.	255,696	14,636,039
*Physicians Formula Holdings, Inc.	7,033	27,077
#*Pilgrim’s Pride Corp.	45,804	319,712
*Prestige Brands Holdings, Inc.	28,161	310,897
PriceSmart, Inc.	13,617	496,884
Procter & Gamble Co. (The)	378,459	23,892,117
*RalCorp Holdings, Inc.	31,707	1,940,468
*Reddy Ice Holdings, Inc.	6,400	22,272
Reliv’ International, Inc.	2,740	6,302
*Revlon, Inc.	18,943	184,505
Reynolds American, Inc.	70,798	2,252,084
Rocky Mountain Chocolate Factory, Inc.	2,773	28,479
Ruddick Corp.	28,210	950,677
Safeway, Inc.	159,943	3,309,221
#Sanderson Farms, Inc.	12,004	493,484
#Sara Lee Corp.	99,418	1,687,123
Schiff Nutrition International, Inc.	8,505	63,107
*Seneca Foods Corp.	3,881	107,892
*Seneca Foods Corp. Class B	599	16,580
*Smart Balance, Inc.	39,831	159,523
*Smithfield Foods, Inc.	96,607	1,923,445
Snyders-Lance, Inc.	15,094	313,050
Spartan Stores, Inc.	12,483	180,879
*Spectrum Brands Holdings, Inc.	21,496	704,639
#SUPERVALU, Inc.	105,556	769,503
*Susser Holdings Corp.	9,561	137,870
Sysco Corp.	77,865	2,268,986
Tasty Baking Co.	6,492	23,696
*Tofutti Brands, Inc.	456	1,163
#Tootsie Roll Industries, Inc.	16,777	464,052
*TreeHouse Foods, Inc.	20,344	973,460

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Tyson Foods, Inc. Class A	122,387	$2,013,266
*United Natural Foods, Inc.	21,961	812,557
United-Guardian, Inc.	1,222	17,523
#Universal Corp.	12,820	485,750
*USANA Health Sciences, Inc.	4,467	169,389
#Vector Group, Ltd.	18,387	294,376
Village Super Market, Inc.	3,270	102,711
Walgreen Co.	135,083	5,462,757
Wal-Mart Stores, Inc.	499,081	27,983,472
WD-40 Co.	7,625	300,196
Weis Markets, Inc.	15,499	612,675
#*Whole Foods Market, Inc.	66,900	3,459,399
*Winn-Dixie Stores, Inc.	28,753	183,444

Total Consumer Staples		254,120,955

Energy — (10.0%)
*Abraxas Petroleum Corp.	3,201	15,333
Adams Resources & Energy, Inc.	2,348	58,723
*Allis-Chalmers Energy, Inc.	32,700	247,866
Alon USA Energy, Inc.	24,400	190,564
*Alpha Natural Resources, Inc.	47,433	2,548,575
Anadarko Petroleum Corp.	103,783	7,999,594
Apache Corp.	67,884	8,102,634
*Approach Resources, Inc.	11,125	296,704
Arch Coal, Inc.	41,396	1,417,813
*Atlas Energy, Inc.	35,178	1,558,385
#*ATP Oil & Gas Corp.	24,599	417,199
*Atwood Oceanics, Inc.	37,438	1,513,244
Baker Hughes, Inc.	92,642	6,346,903
*Barnwell Industries, Inc.	3,821	28,581
*Basic Energy Services, Inc.	23,644	431,739
#Berry Petroleum Corp. Class A	30,622	1,429,129
*Bill Barrett Corp.	26,731	1,095,436
#*BioFuel Energy Corp.	3,800	4,332
●*BioFuel Energy Corp. Depository Shares Series A	9,582	10,923
*Bolt Technology Corp.	4,002	56,908
#*BPZ Resources, Inc.	48,707	280,065
*Brigham Exploration Co.	46,536	1,377,931
*Bristow Group, Inc.	20,789	1,070,426
*Bronco Drilling Co., Inc.	15,030	104,008
Cabot Oil & Gas Corp.	40,877	1,701,710
*Cal Dive International, Inc.	53,069	325,844
*Callon Petroleum Co.	7,300	63,583
*Cameron International Corp.	33,401	1,780,273
CARBO Ceramics, Inc.	10,500	1,209,180
*Carrizo Oil & Gas, Inc.	15,845	536,353
*Cheniere Energy, Inc.	19,519	142,684
Chesapeake Energy Corp.	128,980	3,808,779
Chevron Corp.	409,910	38,912,756
Cimarex Energy Co.	46,740	4,867,036
*Clayton Williams Energy, Inc.	5,921	524,897
*Cloud Peak Energy, Inc.	12,008	273,422
*Complete Production Services, Inc.	40,500	1,131,570
#*Comstock Resources, Inc.	23,457	649,759
*Concho Resources, Inc.	30,896	2,973,740
ConocoPhillips	292,461	20,899,263
Consol Energy, Inc.	35,068	1,742,880
*Contango Oil & Gas Co.	9,068	525,944
*Continental Resources, Inc.	9,800	629,258
*CREDO Petroleum Corp.	4,696	53,581
*Crimson Exploration, Inc.	17,153	72,900

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
Crosstex Energy, Inc.	34,800	$294,408
*CVR Energy, Inc.	49,183	851,850
*Dawson Geophysical Co.	4,575	154,681
Delek US Holdings, Inc.	23,039	191,915
*Delta Petroleum Corp.	2,800	2,027
*Denbury Resources, Inc.	172,094	3,502,113
Devon Energy Corp.	103,309	9,162,475
DHT Holdings, Inc.	26,909	136,967
#Diamond Offshore Drilling, Inc.	16,800	1,204,728
*Double Eagle Petroleum Co.	3,862	30,085
*Dresser-Rand Group, Inc.	37,429	1,720,237
*Dril-Quip, Inc.	18,508	1,427,337
El Paso Corp.	118,345	1,879,319
*Endeavour International Corp.	11,405	142,334
*Energy Partners, Ltd.	22,547	362,781
*ENGlobal Corp.	12,922	58,278
#EOG Resources, Inc.	48,087	5,115,976
*Evolution Petroleum Corp.	9,772	72,020
EXCO Resources, Inc.	35,979	722,458
*Exterran Holdings, Inc.	35,674	885,072
Exxon Mobil Corp.	645,436	52,073,776
*FieldPoint Petroleum Corp.	2,633	10,743
*FMC Technologies, Inc.	21,869	2,055,686
#*Forest Oil Corp.	20,532	796,642
*Frontier Oil Corp.	61,495	1,279,096
*FX Energy, Inc.	12,372	112,585
General Maritime Corp.	28,025	85,756
*Geokinetics, Inc.	7,881	67,067
*GeoMet, Inc.	4,840	5,953
*GeoResources, Inc.	10,200	281,928
*Global Industries, Ltd.	65,552	525,399
*GMX Resources, Inc.	3,271	17,075
#*Goodrich Petroleum Corp.	20,142	427,413
*Gran Tierra Energy, Inc.	125,812	1,136,082
*Green Plains Renewable Energy, Inc.	20,424	227,728
Gulf Island Fabrication, Inc.	7,967	215,746
*Gulfmark Offshore, Inc.	14,896	572,751
*Gulfport Energy Corp.	19,895	476,286
Halliburton Co.	127,021	5,715,945
*Harvest Natural Resources, Inc.	26,700	296,904
*Helix Energy Solutions Group, Inc.	60,966	755,978
Helmerich & Payne, Inc.	69,950	4,108,164
*Hercules Offshore, Inc.	61,722	204,300
Hess Corp.	61,522	5,175,231
*HKN, Inc.	3,600	12,276
Holly Corp.	24,159	1,185,482
*Hornbeck Offshore Services, Inc.	14,900	353,726
#Houston American Energy Corp.	7,650	119,570
*International Coal Group, Inc.	115,274	1,066,284
#*ION Geophysical Corp.	64,603	614,375
#*James River Coal Co.	12,461	280,186
*Key Energy Services, Inc.	79,860	1,062,937
*Kodiak Oil & Gas Corp.	8,600	54,610
#*L&L Energy, Inc.	13,596	115,566
*Lucas Energy, Inc.	6,669	15,205
Lufkin Industries, Inc.	13,920	928,742
#*Magnum Hunter Resources Corp.	10,100	71,104
Marathon Oil Corp.	148,696	6,795,407
Massey Energy Co.	27,187	1,708,975
*Matrix Service Co.	13,691	154,161
*Mexco Energy Corp.	311	2,678

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Mitcham Industries, Inc.	4,796	$52,804
Murphy Oil Corp.	48,176	3,194,069
*Nabors Industries, Ltd.	124,529	3,038,508
National-Oilwell, Inc.	85,423	6,312,760
*Natural Gas Services Group, Inc.	6,901	123,252
*New Concept Energy, Inc.	139	556
*Newfield Exploration Co.	60,464	4,424,151
*Newpark Resources, Inc.	50,105	299,628
Noble Energy, Inc.	35,650	3,247,715
*Northern Oil & Gas, Inc.	9,888	272,612
Occidental Petroleum Corp.	112,641	10,890,132
*Oceaneering International, Inc.	16,033	1,238,229
*Oil States International, Inc.	32,664	2,213,313
#Overseas Shipholding Group, Inc.	17,258	573,656
*OYO Geospace Corp.	2,781	266,503
Panhandle Oil & Gas, Inc.	3,684	98,547
*Parker Drilling Co.	66,431	288,311
#*Patriot Coal Corp.	44,060	1,153,050
Patterson-UTI Energy, Inc.	89,698	2,093,551
Peabody Energy Corp.	37,930	2,405,521
Penn Virginia Corp.	21,875	380,188
*Petrohawk Energy Corp.	87,950	1,763,398
*Petroleum Development Corp.	13,500	614,385
*PetroQuest Energy, Inc.	28,777	225,612
*PHI, Inc. Non-Voting	7,080	145,990
*PHI, Inc. Voting	365	8,395
*Pioneer Drilling Co.	30,175	267,350
Pioneer Natural Resources Co.	47,207	4,492,218
*Plains Exploration & Production Co.	61,106	2,163,152
*PostRock Energy Corp.	304	1,316
*Pride International, Inc.	76,636	2,490,670
QEP Resources, Inc.	64,160	2,607,462
*Quicksilver Resources, Inc.	79,282	1,190,023
Range Resources Corp.	32,765	1,633,991
*REX American Resources Corp.	7,500	112,950
#*Rex Energy Corp.	24,760	297,987
*Rosetta Resources, Inc.	24,644	984,528
*Rowan Cos., Inc.	55,099	1,888,794
*Royale Energy, Inc.	400	916
#RPC, Inc.	63,688	1,119,635
#*SandRidge Energy, Inc.	137,323	1,021,683
Schlumberger, Ltd.	204,389	18,188,577
SEACOR Holdings, Inc.	12,291	1,299,036
#*Seahawk Drilling, Inc.	4,085	28,370
Ship Finance International, Ltd.	35,614	712,636
SM Energy Co.	36,039	2,240,184
Southern Union Co.	68,200	1,822,304
*Southwestern Energy Co.	38,571	1,523,554
Spectra Energy Corp.	92,438	2,424,649
#*Stone Energy Corp.	27,252	633,609
Sunoco, Inc.	68,759	2,918,820
*Superior Energy Services, Inc.	45,800	1,608,496
*Swift Energy Corp.	23,699	1,010,999
*Teekay Corp.	42,563	1,441,183
*Tesoro Petroleum Corp.	83,234	1,602,254
*Tetra Technologies, Inc.	43,384	492,408
*TGC Industries, Inc.	9,120	41,861
Tidewater, Inc.	30,000	1,784,700
#*Toreador Resources Corp.	7,438	118,115
*Ultra Petroleum Corp.	21,000	1,002,330
*Union Drilling, Inc.	14,328	104,594

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Unit Corp.	26,634	$1,363,661
#*Uranium Energy Corp.	6,700	35,041
#*Uranium Resources, Inc.	6,850	18,906
*USEC, Inc.	66,164	367,210
*VAALCO Energy, Inc.	27,378	199,312
Valero Energy Corp.	169,993	4,311,022
#*Venoco, Inc.	25,523	532,410
*Verenium Corp.	166	503
*Voyager Oil & Gas, Inc.	1,806	8,199
W&T Offshore, Inc.	38,870	791,004
*Warren Resources, Inc.	36,800	205,344
*Western Refining, Inc.	50,327	612,983
*Westmoreland Coal Co.	3,366	45,778
*Whiting Petroleum Corp.	20,722	2,616,774
*Willbros Group, Inc.	27,383	327,501
Williams Cos., Inc. (The)	77,946	2,103,763
World Fuel Services Corp.	28,286	1,061,856

Total Energy		359,708,463

Financials — (15.3%)
*1st Constitution Bancorp	1,126	10,074
1st Source Corp.	13,657	257,434
*1st United Bancorp, Inc.	10,255	67,170
21st Century Holding Co.	2,688	8,924
Abington Bancorp, Inc.	12,718	157,958
Access National Corp.	3,774	25,625
Advance America Cash Advance Centers, Inc.	34,490	211,079
*Advanta Corp. Class A	2,785	8
*Affiliated Managers Group, Inc.	14,283	1,454,438
*Affirmative Insurance Holdings, Inc.	4,752	11,880
Aflac, Inc.	68,498	3,944,115
*Allegheny Corp.	4,955	1,530,005
*Alliance Bancorp, Inc. of Pennsylvania	136	1,462
Alliance Financial Corp.	2,383	70,799
*Allied World Assurance Co. Holdings, Ltd.	27,100	1,634,943
Allstate Corp. (The)	135,104	4,207,139
Alterra Capital Holdings, Ltd.	63,700	1,372,735
*Altisource Portfolio Solutions SA	8,893	257,719
*Amcore Financial, Inc.	4,080	20
Ameriana Bancorp	456	2,326
*American Capital, Ltd.	197,550	1,613,983
American Equity Investment Life Holding Co.	33,902	429,877
American Express Co.	170,473	7,395,119
American Financial Group, Inc.	76,144	2,476,964
*American Independence Corp.	1,861	9,305
#*American International Group, Inc.	17,421	702,937
American National Bankshares, Inc.	3,497	71,933
American National Insurance Co.	13,017	1,085,357
*American River Bankshares	2,192	14,336
*American Safety Insurance Holdings, Ltd.	5,692	114,182
*American Spectrum Realty, Inc.	642	11,716
Ameriprise Financial, Inc.	51,978	3,204,444
*Ameris Bancorp	13,261	126,377
*AMERISAFE, Inc.	10,087	179,649
*AmeriServe Financial, Inc.	6,944	14,444
AmTrust Financial Services, Inc.	34,062	630,488
AON Corp.	40,844	1,868,205
*Arch Capital Group, Ltd.	21,747	1,919,173
Argo Group International Holdings, Ltd.	17,939	638,987
Arrow Financial Corp.	6,205	140,729
Aspen Insurance Holdings, Ltd.	44,574	1,339,449

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Asset Acceptance Capital Corp.	14,775	$89,536
Associated Banc-Corp.	100,119	1,399,664
Assurant, Inc.	46,426	1,821,292
Assured Guaranty, Ltd.	105,252	1,521,944
Asta Funding, Inc.	7,412	56,887
#Astoria Financial Corp.	56,920	810,541
*Atlantic American Corp.	2,737	5,967
*Atlantic Coast Federal Corp.	1,971	3,981
Auburn National Bancorporation, Inc.	335	6,821
*Avatar Holdings, Inc.	6,600	131,802
Axis Capital Holdings, Ltd.	66,170	2,354,329
*B of I Holding, Inc.	5,019	75,837
Baldwin & Lyons, Inc.	556	11,693
Baldwin & Lyons, Inc. Class B	6,475	145,493
BancFirst Corp.	9,839	399,070
Bancorp Rhode Island, Inc.	2,545	76,757
*Bancorp, Inc.	14,869	139,769
#BancorpSouth, Inc.	42,451	663,934
#*BancTrust Financial Group, Inc.	8,405	23,450
Bank Mutual Corp.	25,820	114,383
Bank of America Corp.	1,763,982	24,219,473
Bank of Commerce Holdings	2,556	10,607
*Bank of Granite Corp.	1,286	977
#Bank of Hawaii Corp.	22,224	1,041,639
Bank of Kentucky Financial Corp.	1,080	22,140
Bank of New York Mellon Corp. (The)	259,866	8,115,615
Bank of the Ozarks, Inc.	7,800	336,414
BankFinancial Corp.	11,771	107,352
Banner Corp.	8,438	19,914
Bar Harbor Bankshares	2,109	61,604
BB&T Corp.	138,432	3,826,260
BCB Bancorp, Inc.	3,468	37,558
*BCSB Bancorp, Inc.	552	6,657
*Beach First National Bancshares, Inc.	1,100	—
Beacon Federal Bancorp, Inc.	2,189	28,063
*Beneficial Mutual Bancorp, Inc.	44,602	393,836
*Berkshire Bancorp, Inc.	1,000	7,920
*Berkshire Hathaway, Inc.	116,925	9,558,619
Berkshire Hills Bancorp, Inc.	7,946	168,773
BGC Partners, Inc. Class A	15,200	123,120
BlackRock, Inc.	17,847	3,534,063
*BNCCORP, Inc.	409	777
BOK Financial Corp.	34,061	1,760,272
Boston Private Financial Holdings, Inc.	40,388	271,003
Bridge Bancorp, Inc.	1,412	32,052
*Bridge Capital Holdings	2,060	18,087
Brookline Bancorp, Inc.	33,717	365,155
Brooklyn Federal Bancorp, Inc.	2,293	2,064
Brown & Brown, Inc.	66,041	1,635,175
*Brunswick Bancorp	40	280
Bryn Mawr Bank Corp.	6,751	121,383
C&F Financial Corp.	721	17,297
*Cadence Financial Corp.	2,507	6,242
Calamos Asset Management, Inc.	11,042	169,826
California First National Bancorp	2,542	36,096
*Camco Financial Corp.	900	1,827
Camden National Corp.	4,172	142,808
*Cape Bancorp, Inc.	3,633	36,621
*Capital Bank Corp.	988	3,339
Capital City Bank Group, Inc.	9,185	116,190
Capital One Financial Corp.	113,196	5,451,519

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Capital Properties, Inc.	300	$3,115
●Capital Properties, Inc. Class B	300	—
Capital Southwest Corp.	2,055	200,465
CapitalSource, Inc.	191,468	1,478,133
#*Capitol Bancorp, Ltd.	2,346	680
*Capitol Federal Financial, Inc.	50,967	621,288
Cardinal Financial Corp.	16,067	176,737
*Carolina Bank Holdings, Inc.	900	3,537
Carrollton Bancorp	331	1,572
#Carver Bancorp, Inc.	200	430
Cash America International, Inc.	16,850	677,875
Cathay General Bancorp	45,044	779,712
*CB Richard Ellis Group, Inc.	63,502	1,409,109
Center Bancorp, Inc.	6,750	60,750
*Center Financial Corp.	21,242	156,129
CenterState Banks of Florida, Inc.	12,576	92,308
Central Bancorp, Inc.	62	877
#*Central Pacific Financial Corp.	5,963	9,243
*Central Virginia Bankshares, Inc.	357	685
*Centrue Financial Corp.	1,244	958
Century Bancorp, Inc. Class A	1,507	40,599
CFS Bancorp, Inc.	1,100	5,852
#Charles Schwab Corp. (The)	140,897	2,543,191
Charter Financial Corp.	1,425	13,181
Chemical Financial Corp.	15,610	324,064
*Chicopee Bancorp, Inc.	3,096	44,737
#Chubb Corp.	64,956	3,762,901
#CInc.innati Financial Corp.	71,020	2,275,481
*CIT Group, Inc.	73,074	3,484,899
*Citigroup, Inc.	4,681,568	22,565,158
*Citizens Community Bancorp, Inc.	1,300	6,487
*Citizens First Bancorp, Inc.	1,040	31
Citizens Holding Co.	772	15,745
*Citizens Republic Bancorp, Inc.	2,800	1,763
Citizens South Banking Corp.	2,903	12,976
*Citizens, Inc.	26,988	192,424
#City Holding Co.	8,947	311,356
City National Corp.	30,757	1,777,447
CKX Lands, Inc.	571	7,123
Clifton Savings Bancorp, Inc.	14,341	163,918
CME Group, Inc.	13,962	4,308,115
*CNA Financial Corp.	108,728	2,921,521
*CNA Surety Corp.	28,827	692,713
CNB Financial Corp.	3,229	44,915
*CNO Financial Group, Inc.	144,934	917,432
CoBiz Financial, Inc.	20,311	129,584
Codorus Valley Bancorp, Inc.	1,029	10,444
#Cohen & Steers, Inc.	11,983	339,239
*Colonial Financial Services, Inc.	1,300	16,120
#*Colony BankCorp, Inc.	1,337	5,676
Columbia Banking System, Inc.	22,756	457,396
#Comerica, Inc.	75,514	2,884,635
#Commerce Bancshares, Inc.	50,702	2,085,373
Commercial National Financial Corp.	675	13,237
*Commonwealth Bankshares, Inc.	1,891	2,345
#Community Bank System, Inc.	19,016	480,724
*Community Bankers Trust Corp.	2,083	2,437
*Community Capital Corp.	774	1,974
Community Trust Bancorp, Inc.	8,758	253,194
*Community West Bancshares	1,594	6,982
*CompuCredit Holdings Corp.	34,825	210,343

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Consolidated-Tokoma Land Co.	2,706	$78,068
*Consumer Portfolio Services, Inc.	2,900	3,538
*Cowen Group, Inc.	21,666	98,147
*Crawford & Co. Class A	4,758	13,275
*Crawford & Co. Class B	6,660	24,709
*Credit Acceptance Corp.	12,383	700,259
*Crescent Financial Corp.	2,580	5,908
Cullen Frost Bankers, Inc.	33,209	1,918,816
#CVB Financial Corp.	55,388	458,613
#Danvers Bancorp, Inc.	11,606	250,225
#*Dearborn Bancorp, Inc.	1,024	1,853
Delphi Financial Group, Inc. Class A	27,955	804,545
Diamond Hill Investment Group, Inc.	877	59,899
Dime Community Bancshares, Inc.	19,979	301,283
Discover Financial Services	234,410	4,826,502
*Dollar Financial Corp.	11,182	342,505
Donegal Group, Inc. Class A	11,025	142,774
Donegal Group, Inc. Class B	2,067	35,439
Duff & Phelps Corp.	12,678	215,019
*E*Trade Financial Corp.	126,800	2,099,808
*Eagle Bancorp Montana, Inc.	348	3,915
East West Bancorp, Inc.	84,970	1,844,699
Eastern Insurance Holdings, Inc.	4,542	59,001
Eastern Virginia Bankshares, Inc.	721	3,425
#Eaton Vance Corp.	23,602	715,141
ECB Bancorp, Inc.	913	12,353
#*eHealth, Inc.	12,639	152,932
EMC Insurance Group, Inc.	6,945	156,054
Employers Holdings, Inc.	22,891	384,340
*Encore Bancshares, Inc.	5,282	61,166
*Encore Capital Group, Inc.	13,200	300,300
Endurance Specialty Holdings, Ltd.	30,848	1,434,124
*Enstar Group, Ltd.	7,727	639,564
Enterprise Bancorp, Inc.	2,884	41,357
Enterprise Financial Services Corp.	7,132	92,573
Epoch Holding Corp.	6,489	96,427
Erie Indemnity Co.	23,328	1,549,446
ESB Financial Corp.	5,880	80,909
ESSA Bancorp, Inc.	8,421	106,357
Evans Bancorp, Inc.	1,219	17,736
Evercore Partners, Inc. Class A	7,214	233,012
Everest Re Group, Ltd.	30,100	2,536,828
*EzCorp, Inc.	21,304	573,078
#F.N.B. Corp.	66,315	669,782
*Farmers Capital Bank Corp.	1,757	12,896
FBL Financial Group, Inc. Class A	17,095	475,412
Federal Agricultural Mortgage Corp.	5,758	88,904
Federal Agricultural Mortgage Corp. Class A	110	1,414
#Federated Investors, Inc. Class B	34,150	924,782
Fidelity Bancorp, Inc.	209	1,515
Fidelity National Financial, Inc.	134,527	1,809,388
*Fidelity Southern Corp.	2,799	23,623
Fifth Third Bancorp	142,496	2,118,916
Financial Institutions, Inc.	6,178	119,421
*First Acceptance Corp.	9,100	16,744
First Advantage Bancorp	1,074	15,036
First American Financial Corp.	44,643	692,413
First Bancorp	9,274	139,388
First Bancorp of Indiana, Inc.	96	1,032
First Bancorp, Inc.	4,963	73,304
*First Bancshares, Inc.	200	1,368

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
First Bancshares, Inc. (The)	237	$2,161
First Busey Corp.	37,124	182,650
First Business Financial Services, Inc.	981	12,047
*First California Financial Group, Inc.	1,578	5,002
*First Cash Financial Services, Inc.	13,729	452,920
First Citizens BancShares, Inc.	5,696	1,145,864
First Commonwealth Financial Corp.	60,398	388,359
First Community Bancshares, Inc.	9,415	126,632
*First Defiance Financial Corp.	4,412	57,753
#*First Federal Bancshares of Arkansas, Inc.	2,803	6,419
*First Federal of Northern Michigan Bancorp, Inc.	200	788
First Financial Bancorp	33,710	569,699
#First Financial Bankshares, Inc.	9,512	469,132
First Financial Corp.	7,454	235,025
First Financial Holdings, Inc.	7,838	81,202
First Financial Northwest, Inc.	8,555	40,208
*First Financial Service Corp.	917	4,209
*First Franklin Corp.	197	2,845
#*First Horizon National Corp.	126,955	1,438,400
First M&F Corp.	1,977	7,789
*First Marblehead Corp. (The)	51,399	113,078
*First Mariner Bancorp, Inc.	200	94
First Merchants Corp.	14,324	129,775
First Mercury Financial Corp.	9,000	148,050
First Midwest Bancorp, Inc.	41,354	483,428
#First Niagara Financial Group, Inc.	123,485	1,713,972
#First Pactrust Bancorp, Inc.	1,914	26,643
*First Place Financial Corp.	9,209	26,154
*First Regional Bancorp	2,891	58
*First Security Group, Inc.	2,265	2,152
First South Bancorp, Inc.	4,472	25,938
#First United Corp.	1,938	8,101
First West Virginia Bancorp, Inc.	256	4,178
Firstbank Corp.	1,139	7,633
*FirstCity Financial Corp.	4,638	35,991
FirstMerit Corp.	62,951	1,153,262
*Flagstar Bancorp, Inc.	1,940	3,065
Flagstone Reinsurance Holdings SA	43,867	537,809
Flushing Financial Corp.	17,641	251,384
*FNB United Corp.	1,515	636
#*Forest City Enterprises, Inc. Class A	78,433	1,326,302
*Forest City Enterprises, Inc. Class B	4,615	77,394
*Forestar Group, Inc.	20,325	379,264
*Fox Chase Bancorp, Inc.	11,006	135,264
*FPIC Insurance Group, Inc.	7,488	267,771
Franklin Resources, Inc.	38,219	4,611,122
Fulton Financial Corp.	115,119	1,188,028
GAINSCO, Inc.	513	3,848
Gallagher (Arthur J.) & Co.	49,621	1,472,751
GAMCO Investors, Inc.	3,074	136,732
*Genworth Financial, Inc.	183,800	2,494,166
German American Bancorp, Inc.	5,957	101,984
GFI Group, Inc.	66,414	340,040
Glacier Bancorp, Inc.	40,053	565,148
*Global Indemnity P.L.C.	10,161	202,356
Goldman Sachs Group, Inc. (The)	101,029	16,530,365
Great Southern Bancorp, Inc.	7,743	169,572
#*Greene Bancshares, Inc.	5,781	18,210
#Greenhill & Co., Inc.	7,605	527,939
*Greenlight Capital Re, Ltd.	17,069	482,541
GS Financial Corp.	400	4,000

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Guaranty Bancorp	7,402	$10,881
*Guaranty Federal Bancshares, Inc.	909	6,227
*Hallmark Financial Services, Inc.	10,489	89,052
Hampden Bancorp, Inc.	818	9,939
#Hancock Holding Co.	20,791	681,945
Hanover Insurance Group, Inc.	26,743	1,264,944
Harleysville Group, Inc.	15,529	548,640
Harleysville Savings Financial Corp.	1,402	20,960
*Harrington West Financial Group, Inc.	979	5
*Harris & Harris Group, Inc.	15,200	77,368
Hartford Financial Services Group, Inc.	104,224	2,895,343
Hawthorn Bancshares, Inc.	1,093	9,662
HCC Insurance Holdings, Inc.	67,058	2,030,516
Heartland Financial USA, Inc.	8,208	138,797
*Heritage Commerce Corp.	7,489	34,300
*Heritage Financial Corp.	5,344	76,152
*Heritage Financial Group, Inc.	2,126	24,662
HF Financial Corp.	1,697	18,786
*HFF, Inc.	3,987	50,276
*Hilltop Holdings, Inc.	30,756	301,716
Hingham Institution for Savings	405	20,250
*HMN Financial, Inc.	989	2,641
*Home Bancorp, Inc.	3,203	44,201
Home Bancshares, Inc.	14,692	300,598
Home Federal Bancorp, Inc.	8,692	93,178
Homeowners Choice, Inc.	1,675	13,970
HopFed Bancorp, Inc.	1,188	11,167
Horace Mann Educators Corp.	22,700	392,256
Horizon Bancorp	555	15,096
#*Horizon Financial Corp.	3,875	9
Hudson City Bancorp, Inc.	262,331	2,880,394
Hudson Valley Holding Corp.	8,239	184,966
Huntington Bancshares, Inc.	361,265	2,615,559
IBERIABANK Corp.	15,610	885,399
Independence Holding Co.	6,333	49,967
Independent Bank Corp.	11,943	324,611
Indiana Community Bancorp	933	14,975
Infinity Property & Casualty Corp.	7,832	467,884
*Integra Bank Corp.	2,485	1,864
Interactive Brokers Group, Inc.	24,405	394,629
*IntercontinentalExchange, Inc.	11,941	1,438,771
*Intergroup Corp. (The)	200	4,256
#*International Assets Holding Corp.	9,857	230,654
International Bancshares Corp.	38,805	736,131
*Internet Capital Group, Inc.	20,091	244,708
*Intervest Bancshares Corp.	1,800	4,734
Invesco, Ltd.	186,414	4,611,882
*Investment Technology Group, Inc.	24,083	443,850
*Investors Bancorp, Inc.	82,777	1,102,590
*Investors Capital Holdings, Ltd.	1,399	6,995
Investors Title Co.	762	24,376
#*Janus Capital Group, Inc.	106,910	1,380,208
#Jefferies Group, Inc.	83,214	2,081,182
*Jefferson Bancshares, Inc.	1,271	5,287
JMP Group, Inc.	10,850	81,266
Jones Lang LaSalle, Inc.	19,436	1,722,807
JPMorgan Chase & Co.	819,115	36,811,028
Kaiser Federal Financial Group, Inc.	4,400	52,536
KBW, Inc.	19,647	525,557
Kearny Financial Corp.	33,833	315,324
Kentucky First Federal Bancorp	936	8,705

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
KeyCorp	384,366	$3,420,857
*Knight Capital Group, Inc.	52,991	734,455
*LaBranche & Co., Inc.	18,403	69,195
Lake Shore Bancorp, Inc.	125	1,194
Lakeland Bancorp, Inc.	14,318	137,737
Lakeland Financial Corp.	9,104	187,360
Landmark Bancorp, Inc.	917	15,103
Legacy Bancorp, Inc.	3,487	45,331
Legg Mason, Inc.	66,722	2,210,500
#Leucadia National Corp.	98,675	3,208,911
#Life Partners Holdings, Inc.	7,171	74,005
Lincoln National Corp.	138,235	3,986,697
LNB Bancorp, Inc.	5,679	29,985
Loews Corp.	72,759	2,913,998
*Louisiana Bancorp, Inc.	2,100	30,975
*LSB Financial Corp.	259	3,929
M&T Bank Corp.	50,482	4,365,179
#*Macatawa Bank Corp.	7,245	31,154
*Magyar Bancorp, Inc.	211	876
Maiden Holdings, Ltd.	40,594	324,752
MainSource Financial Group, Inc.	10,799	98,109
*Markel Corp.	5,600	2,254,000
*Market Leader, Inc.	2,600	6,422
MarketAxess Holdings, Inc.	14,921	300,360
*Marlin Business Services Corp.	6,724	87,815
Marsh & McLennan Cos., Inc.	75,465	2,103,964
Marshall & Ilsley Corp.	269,393	1,883,057
*Maui Land & Pineapple Co., Inc.	2,542	12,329
Mayflower Bancorp, Inc.	100	895
MB Financial, Inc.	27,263	535,991
#*MBIA, Inc.	131,236	1,404,225
#*MBT Financial Corp.	3,390	6,272
MCG Capital Corp.	43,503	295,820
Meadowbrook Insurance Group, Inc.	30,545	289,872
Medallion Financial Corp.	8,800	68,904
*Mercantile Bancorp, Inc.	2,087	2,337
Mercantile Bank Corp.	2,854	26,057
Mercer Insurance Group, Inc.	3,035	85,132
Merchants Bancshares, Inc.	3,656	100,430
Mercury General Corp.	32,217	1,367,612
*Meridian Interstate Bancorp, Inc.	12,259	149,560
Meta Financial Group, Inc.	908	13,684
MetLife, Inc.	196,757	9,005,568
*Metro Bancorp, Inc.	6,446	77,545
*MetroCorp Bancshares, Inc.	3,008	11,882
*MF Global Holdings, Ltd.	91,780	759,938
#*MGIC Investment Corp.	116,042	973,592
MicroFinancial, Inc.	4,797	19,908
*Mid Penn Bancorp, Inc.	497	5,094
MidSouth Bancorp, Inc.	4,389	58,900
*Midwest Banc Holdings, Inc.	5,564	56
MidWestOne Financial Group, Inc.	3,102	43,645
Montpelier Re Holdings, Ltd.	39,616	786,378
#Moody’s Corp.	43,806	1,286,582
Morgan Stanley	283,706	8,340,956
MSB Financial Corp.	339	2,034
*MSCI, Inc.	24,528	839,593
MutualFirst Financial, Inc.	1,754	17,978
*Nara Bancorp, Inc.	21,433	209,186
*NASDAQ OMX Group, Inc. (The)	86,270	2,111,890
*National Financial Partners Corp.	24,810	314,591

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
National Interstate Corp.	10,719	$225,313
National Penn Bancshares, Inc.	79,431	648,157
National Security Group, Inc.	212	2,529
National Western Life Insurance Co. Class A	1,074	185,781
Naugatuck Valley Financial Corp.	57	502
*Navigators Group, Inc. (The)	10,900	533,446
NBT Bancorp, Inc.	21,064	488,264
Nelnet, Inc. Class A	21,389	479,541
*New Century Bancorp, Inc.	300	1,509
New England Bancshares, Inc.	1,080	10,152
New Hampshire Thrift Bancshares, Inc.	2,727	35,860
New Westfield Financial, Inc.	15,550	131,864
#New York Community Bancorp, Inc.	186,452	3,415,801
NewAlliance Bancshares, Inc.	55,194	825,150
*NewBridge Bancorp	5,240	26,672
*Newport Bancorp, Inc.	900	11,286
*NewStar Financial, Inc.	29,113	282,105
North Central Bancshares, Inc.	200	3,210
*North Valley Bancorp	252	2,313
*Northeast Bancorp	59	906
Northeast Community Bancorp, Inc.	3,456	21,565
#Northern Trust Corp.	44,171	2,296,009
#Northfield Bancorp, Inc.	22,714	294,601
Northrim Bancorp, Inc.	2,809	52,922
Northwest Bancshares, Inc.	61,921	725,405
Norwood Financial Corp.	740	20,135
NYSE Euronext, Inc.	113,302	3,604,137
Ocean Shore Holding Co.	3,864	46,561
OceanFirst Financial Corp.	10,327	143,029
*Ocwen Financial Corp.	54,507	550,521
Ohio Valley Banc Corp.	662	13,214
Old National Bancorp	50,409	540,889
Old Republic International Corp.	152,170	1,861,039
Old Second Bancorp, Inc.	4,388	6,889
OneBeacon Insurance Group, Ltd.	15,735	216,356
Oppenheimer Holdings, Inc. Class A	7,621	198,908
optionsXpress Holdings, Inc.	25,939	385,454
Oriental Financial Group, Inc.	25,172	297,533
Oritani Financial Corp.	32,216	386,270
Osage Bancshares, Inc.	900	7,132
#*PAB Bankshares, Inc.	1,714	908
*Pacific Capital Bancorp	904	25,339
Pacific Continental Corp.	9,021	91,563
#*Pacific Mercantile Bancorp	2,951	11,332
*Pacific Premier Bancorp, Inc.	670	4,469
PacWest Bancorp	19,175	378,323
*Park Bancorp, Inc.	153	597
Park National Corp.	8,660	563,939
Parkvale Financial Corp.	1,781	19,146
PartnerRe, Ltd.	32,509	2,661,837
#*Patriot National Bancorp	500	1,250
Peapack-Gladstone Financial Corp.	4,229	57,599
Penns Woods Bancorp, Inc.	2,227	86,653
*Penson Worldwide, Inc.	12,300	58,548
Peoples Bancorp of North Carolina	1,583	10,084
Peoples Bancorp, Inc. (709788202)	470	7,332
Peoples Bancorp, Inc. (709789101)	5,162	70,152
People’s United Financial, Inc.	146,851	1,895,846
*PHH Corp.	31,558	753,921
*Phoenix Cos., Inc. (The)	74,500	190,720
*PICO Holdings, Inc.	12,882	399,084

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Pinnacle Bancshares, Inc.	200	$1,860
#*Pinnacle Financial Partners, Inc.	16,354	225,031
*Piper Jaffray Cos., Inc.	11,728	490,230
*Platinum Underwriters Holdings, Ltd.	25,400	1,122,680
*PMI Group, Inc. (The)	86,454	251,581
PNC Financial Services Group, Inc.	123,518	7,411,080
*Popular, Inc.	394,021	1,264,807
Porter Bancorp, Inc.	3,389	32,128
#*Portfolio Recovery Associates, Inc.	7,851	566,371
*Preferred Bank	2,679	4,929
Premier Financial Bancorp, Inc.	1,251	7,981
Presidential Life Corp.	14,609	138,493
*Primus Guaranty, Ltd.	16,378	78,451
#*PrInceton National Bancorp, Inc.	1,222	5,475
#PrIncipal Financial Group, Inc.	139,755	4,579,771
PrivateBancorp, Inc.	38,149	586,350
*ProAssurance Corp.	17,847	1,047,083
Progressive Corp.	104,645	2,073,017
Prosperity Bancshares, Inc.	26,934	1,089,480
Protective Life Corp.	49,577	1,366,838
*Providence Community Bancshares, Inc.	200	208
Provident Financial Holdings, Inc.	5,035	39,021
Provident Financial Services, Inc.	34,607	506,993
Provident New York Bancorp	21,871	204,056
Prudential Bancorp, Inc. of Pennsylvania	3,011	20,866
Prudential Financial, Inc.	101,921	6,269,161
*PSB Holdings, Inc.	1,100	5,434
#Pulaski Financial Corp.	6,056	44,936
Pzena Investment Management, Inc. Class A	2,348	16,154
QC Holdings, Inc.	6,181	25,280
QCR Holdings, Inc.	1,185	9,184
Radian Group, Inc.	76,918	552,271
Raymond James Financial, Inc.	64,340	2,330,395
Regions Financial Corp.	522,574	3,710,275
Reinsurance Group of America, Inc.	31,529	1,814,809
RenaissanceRe Holdings, Ltd.	32,101	2,106,468
Renasant Corp.	14,100	219,819
Republic Bancorp, Inc. Class A	9,917	189,316
*Republic First Bancorp, Inc.	5,575	17,728
Resource America, Inc.	9,697	66,521
*Riverview Bancorp, Inc.	2,680	8,281
#RLI Corp.	11,945	643,477
Rockville Financial, Inc.	9,920	147,014
*Rodman & Renshaw Capital Group, Inc.	11,800	25,724
Roma Financial Corp.	15,243	155,174
Rome Bancorp, Inc.	2,945	34,692
#*Royal Bancshares of Pennsylvania, Inc. Class A	2,453	4,244
*Rurban Financial Corp.	1,124	4,103
S&T Bancorp, Inc.	15,111	330,175
S.Y. Bancorp, Inc.	5,951	145,175
*Safeguard Scientifics, Inc.	11,510	189,340
Safety Insurance Group, Inc.	8,600	409,274
Salisbury Bancorp, Inc.	503	13,581
Sanders Morris Harris Group, Inc.	13,395	92,961
Sandy Spring Bancorp, Inc.	13,948	267,802
Savannah Bancorp, Inc. (The)	1,441	10,779
SCBT Financial Corp.	6,975	217,062
SeaBright Holdings, Inc.	10,922	106,053
*Seacoast Banking Corp. of Florida	6,793	11,548
*Security National Financial Corp. Class A	778	1,556
SEI Investments Co.	32,755	758,278

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Selective Insurance Group, Inc.	30,894	$549,295
Shore Bancshares, Inc.	3,114	29,988
*SI Financial Group, Inc.	3,107	28,274
*Siebert Financial Corp.	3,562	6,394
Sierra Bancorp	5,630	60,748
*Signature Bank	22,742	1,188,042
Simmons First National Corp.	9,959	276,761
*SLM Corp.	207,517	2,990,320
Somerset Hills Bancorp	1,358	12,833
South Street Financial Corp.	300	1,725
*Southcoast Financial Corp.	1,754	5,174
*Southern Community Financial Corp.	5,725	9,732
*Southern Connecticut Bancorp, Inc.	400	1,744
*Southern First Bancshares, Inc.	742	5,947
Southern Missouri Bancorp, Inc.	243	4,602
*Southern National Bancorp of Virginia, Inc.	302	2,286
Southside Bancshares, Inc.	8,737	187,147
*Southwest Bancorp, Inc.	10,132	138,707
Southwest Georgia Financial Corp.	714	8,390
#*St. Joe Co. (The)	38,673	1,060,027
StanCorp. Financial Group, Inc.	27,283	1,217,095
State Auto Financial Corp.	22,476	342,759
State Bancorp, Inc.	8,292	79,189
State Street Corp.	102,202	4,774,877
StellarOne Corp.	13,000	188,890
Sterling Bancorp	15,157	148,387
#Sterling Bancshares, Inc.	57,998	514,442
#Stewart Information Services Corp.	9,700	110,677
#*Stifel Financial Corp.	17,636	1,131,526
*Stratus Properties, Inc.	2,912	28,013
Suffolk Bancorp	5,079	106,507
Summit State Bank	1,967	12,628
*Sun Bancorp, Inc.	22,725	94,082
SunTrust Banks, Inc.	104,693	3,185,808
#*Superior Bancorp	100	70
Susquehanna Bancshares, Inc.	73,712	704,687
*Sussex Bancorp	332	1,989
*SVB Financial Group	24,253	1,272,555
SWS Group, Inc.	12,800	59,904
#Synovus Financial Corp.	414,150	1,093,356
T. Rowe Price Group, Inc.	33,726	2,223,218
*Taylor Capital Group, Inc.	10,061	103,326
#TCF Financial Corp.	79,520	1,188,029
#TD Ameritrade Holding Corp.	89,272	1,822,934
Teche Holding Co.	735	26,644
*Tejon Ranch Co.	8,829	232,379
*Tennessee Commerce Bancorp, Inc.	267	1,338
Territorial Bancorp, Inc.	6,889	132,889
*Teton Advisors, Inc.	29	348
*Texas Capital Bancshares, Inc.	21,236	517,946
TF Financial Corp.	652	14,768
TFS Financial Corp.	86,557	843,931
*Thomas Properties Group, Inc.	31,662	120,316
*TIB Financial Corp.	222	4,085
*Tidelands Bancshares, Inc.	957	1,158
Timberland Bancorp, Inc.	1,600	7,392
#Tompkins Financial Corp.	6,106	248,820
Torchmark Corp.	34,886	2,173,398
Tower Bancorp, Inc.	6,185	139,967
*Tower Financial Corp.	578	5,104
#Tower Group, Inc.	24,202	630,220

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
TowneBank	16,630	$247,787
*TradeStation Group, Inc.	22,206	154,776
Transatlantic Holdings, Inc.	36,537	1,879,829
Travelers Cos., Inc. (The)	118,337	6,657,640
*Tree.com, Inc.	4,584	38,643
TriCo Bancshares	8,192	124,273
#Trustco Bank Corp.	43,752	261,856
Trustmark Corp.	36,604	878,130
U.S. Bancorp	390,747	10,550,169
UMB Financial Corp.	23,203	943,202
Umpqua Holdings Corp.	60,087	659,154
Unico American Corp.	100	994
Union Bankshares, Inc.	863	15,577
Union First Market Bankshares Corp.	14,947	182,652
United Bancshares, Inc. (909458101)	1,036	10,267
United Bancshares, Inc. (909907107)	25,185	710,217
United Community Bancorp	151	1,127
*United Community Banks, Inc.	47,067	80,014
*United Community Financial Corp.	4,832	7,441
United Financial Bancorp, Inc.	9,596	147,107
United Fire & Casualty Co.	21,736	435,698
*United PanAm Financial Corp.	2,900	20,097
*United Security Bancshares	4,031	14,108
● *United Western Bancorp, Inc.	2,704	1,028
Unitrin, Inc.	34,904	939,267
*Unity Bancorp, Inc.	3,373	22,852
Universal Insurance Holdings, Inc.	21,780	118,048
Univest Corp. of Pennsylvania	9,282	159,975
Unum Group	138,436	3,452,594
Validus Holdings, Ltd.	52,474	1,595,210
#Valley National Bancorp	91,207	1,234,031
ViewPoint Financial Group	19,602	248,455
*Virginia Commerce Bancorp, Inc.	13,970	83,960
*Virtus Investment Partners, Inc.	1,451	70,040
VIST Financial Corp.	1,764	14,641
*Waccamaw Bankshares, Inc.	550	825
Waddell & Reed Financial, Inc.	21,438	774,341
Washington Banking Co.	8,307	113,391
Washington Federal, Inc.	56,916	984,078
Washington Trust Bancorp, Inc.	8,961	179,220
*Waterstone Financial, Inc.	11,672	31,514
Wayne Savings Bancshares, Inc.	555	5,256
Webster Financial Corp.	43,862	1,003,563
Wells Fargo & Co.	1,015,760	32,930,939
WesBanco, Inc.	15,079	284,239
Wesco Financial Corp.	1,915	719,638
West Bancorporation, Inc.	8,292	59,495
*West Coast Bancorp	52,133	169,432
Westamerica Bancorporation	13,280	664,000
*Western Alliance Bancorp	42,904	321,780
Westwood Holdings Group, Inc.	1,958	69,803
White Mountains Insurance Group, Ltd.	4,454	1,514,360
White River Capital, Inc.	870	15,277
Whitney Holding Corp.	46,700	621,577
Wilber Corp.	2,636	24,726
Wilmington Trust Corp.	45,221	198,068
Wilshire Bancorp, Inc.	16,613	106,655
Wintrust Financial Corp.	16,917	556,738
*World Acceptance Corp.	9,067	509,203
WR Berkley Corp.	63,256	1,786,982
*WSB Holdings, Inc.	1,227	3,620

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
WVS Financial Corp.	803	$7,179
Xl Group P.L.C.	146,707	3,362,524
*Yadkin Valley Financial Corp.	5,776	15,942
Zions Bancorporation	77,289	1,822,475
*ZipRealty, Inc.	8,818	23,632

Total Financials		551,317,673

Health Care — (9.6%)
*A.D.A.M., Inc.	2,518	17,601
*Abaxis, Inc.	8,129	214,199
Abbott Laboratories	203,058	9,170,099
*ABIOMED, Inc.	25,011	245,108
*Accelrys, Inc.	31,631	260,007
*Accuray, Inc.	32,475	277,986
*Achillion Pharmaceuticals, Inc.	12,188	54,237
*Adcare Health Systems, Inc.	2,705	11,848
*ADVENTRX Pharmaceuticals, Inc.	7,295	16,851
Aetna, Inc.	85,007	2,800,131
*Affymax, Inc.	11,095	73,893
*Affymetrix, Inc.	40,589	196,857
*Air Methods Corp.	6,500	333,060
*Akorn, Inc.	10,281	51,405
*Albany Molecular Research, Inc.	14,650	73,103
#*Alere, Inc.	47,354	1,854,856
*Alexion Pharmaceuticals, Inc.	13,941	1,168,535
#*Alexza Pharmaceuticals, Inc.	19,627	27,870
*Align Technology, Inc.	35,107	731,279
*Alkermes, Inc.	42,907	553,929
Allergan, Inc.	57,362	4,050,331
*Alliance HealthCare Services, Inc.	21,869	91,631
*Allied Healthcare International, Inc.	20,799	50,334
*Allied Healthcare Products, Inc.	1,117	4,714
*Allos Therapeutics, Inc.	13,000	43,680
*Allscripts Healthcare Solutions, Inc.	86,269	1,821,139
*Almost Family, Inc.	5,261	175,665
#*Alnylam Pharmaceuticals, Inc.	4,690	48,424
*Alphatec Holdings, Inc.	45,518	109,698
*AMAG Pharmaceuticals, Inc.	6,055	107,779
#*Amedisys, Inc.	10,318	351,741
America Services Group, Inc.	3,955	66,721
*American Dental Partners, Inc.	8,247	104,819
*American Medical Systems Holdings, Inc.	34,045	664,558
*American Shared Hospital Services	508	1,631
*AMERIGROUP Corp.	28,203	1,476,991
AmerisourceBergen Corp.	68,769	2,466,056
*Amgen, Inc.	137,436	7,569,975
*Amicus Therapeutics, Inc.	8,321	47,346
*AMN Healthcare Services, Inc.	17,458	101,256
*Amsurg Corp.	17,289	364,279
#*Amylin Pharmaceuticals, Inc.	5,000	80,900
Analogic Corp.	7,414	378,633
*AngioDynamics, Inc.	14,268	231,070
*Anika Therapeutics, Inc.	6,097	42,618
*Animal Health International, Inc.	10,306	28,548
*ARCA Biopharma, Inc.	2,610	8,248
*Ardea Biosciences, Inc.	3,234	85,766
*Ariad Pharmaceuticals, Inc.	65,500	417,562
*Arqule, Inc.	14,086	86,347
*Array BioPharma, Inc.	15,525	45,022
Arrhythmia Research Technology, Inc.	450	2,502
*ArthroCare Corp.	12,447	348,392

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Assisted Living Concepts, Inc.	6,336	$208,581
#*athenahealth, Inc.	733	31,475
*AtriCure, Inc.	2,500	27,500
Atrion Corp.	911	152,738
*AVANIR Pharmaceuticals, Inc.	5,188	21,011
*AVI BioPharma, Inc.	1,252	2,711
Bard (C.R.), Inc.	15,562	1,468,275
Baxter International, Inc.	72,916	3,535,697
Beckman Coulter, Inc.	21,466	1,545,767
Becton Dickinson & Co.	32,159	2,667,589
*Bioanalytical Systems, Inc.	400	876
*BioClinica, Inc.	5,333	23,945
*BioCryst Pharmaceuticals, Inc.	6,981	28,762
*Biogen Idec, Inc.	34,050	2,229,253
#*BioMarin Pharmaceutical, Inc.	47,382	1,204,450
*BioMimetic Therapeutics, Inc.	6,639	86,108
*Bio-Rad Laboratories, Inc. Class A	10,459	1,138,776
*Bio-Rad Laboratories, Inc. Class B	1,121	122,284
*Bio-Reference Labs, Inc.	11,713	270,453
*BioScrip, Inc.	14,225	73,685
*BioSpecifics Technologies Corp.	900	20,889
*BMP Sunstone Corp.	21,907	217,756
*Boston Scientific Corp.	663,514	4,631,328
*Bovie Medical Corp.	5,353	16,327
#Bristol-Myers Squibb Co.	231,950	5,840,501
*Brookdale Senior Living, Inc.	59,801	1,306,652
*Bruker BioSciences Corp.	35,328	618,240
#*Cadence Pharmaceuticals, Inc.	7,623	59,193
*Caliper Life Sciences, Inc.	21,227	136,702
*Cambrex Corp.	13,768	62,782
Cantel Medical Corp.	9,666	205,789
*Capital Senior Living Corp.	15,009	102,511
*Caraco Pharmaceutical Laboratories, Ltd.	17,463	82,600
*Cardica, Inc.	1,700	6,868
Cardinal Health, Inc.	91,267	3,788,493
*CardioNet, Inc.	11,400	49,590
*Cardiovascular Systems, Inc.	3,600	42,552
*CareFusion Corp.	97,259	2,502,474
*CAS Medical Systems, Inc.	2,600	8,606
*Catalyst Health Solutions, Inc.	20,850	904,890
*Celera Corp.	63,298	391,498
*Celgene Corp.	79,949	4,119,772
#*Celldex Therapeutics, Inc.	12,292	45,480
#*Celsion Corp.	3,000	7,740
*Centene Corp.	29,839	827,137
#*Cephalon, Inc.	32,059	1,894,046
#*Cepheid, Inc.	4,344	103,213
#*Cerner Corp.	14,888	1,471,679
*Cerus Corp.	7,947	26,225
*Charles River Laboratories International, Inc.	37,269	1,429,266
Chemed Corp.	10,400	647,192
*Cigna Corp.	112,745	4,737,545
#*Clinical Data, Inc.	3,058	90,945
*Codexis, Inc.	3,521	31,795
#*Columbia Laboratories, Inc.	3,090	6,983
*CombiMatrix Corp.	1,786	4,858
*Community Health Systems, Inc.	52,230	1,834,318
Computer Programs & Systems, Inc.	3,016	156,530
#*Conceptus, Inc.	7,700	103,988
*CONMED Corp.	16,322	426,167
*Conmed Healthcare Management, Inc.	762	2,454

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Continucare Corp.	34,988	$142,401
#Cooper Cos., Inc.	26,464	1,517,446
*Cornerstone Therapeutics, Inc.	1,213	7,060
*Corvel Corp.	4,785	241,547
#*Covance, Inc.	16,114	908,507
*Coventry Health Care, Inc.	73,701	2,208,819
#Covidien P.L.C.	34,584	1,641,702
*CPEX Pharmaceuticals, Inc.	340	9,163
*Cross Country Healthcare, Inc.	16,016	115,315
*CryoLife, Inc.	14,992	76,009
*Cubist Pharmaceuticals, Inc.	26,739	586,654
*Cumberland Pharmaceuticals, Inc.	8,555	53,041
*Curis, Inc.	600	1,662
*Cutera, Inc.	6,029	49,317
#*Cyberonics, Inc.	8,275	271,006
*Cynosure, Inc. Class A	4,750	51,846
*Cytokinetics, Inc.	25,519	48,486
*Cytori Therapeutics, Inc.	14,800	81,104
*DaVita, Inc.	24,818	1,832,809
Daxor Corp.	2,013	19,063
*Dendreon Corp.	22,973	804,974
#DENTSPLY International, Inc.	30,176	1,070,644
*DepoMed, Inc.	7,000	58,660
*DexCom, Inc.	15,335	216,300
*Digirad Corp.	4,810	10,871
*Dionex Corp.	4,400	519,112
*Durect Corp.	18,393	57,386
*DUSA Pharmaceuticals, Inc.	5,836	18,675
*Dyax Corp.	24,678	46,888
*Dynacq Healthcare, Inc.	2,500	5,575
*Edwards Lifesciences Corp.	31,200	2,629,848
Eli Lilly & Co.	168,496	5,858,606
*Emdeon, Inc. Class A	30,347	445,797
*Emergency Medical Services Corp. Class A	14,049	948,308
*Emergent BioSolutions, Inc.	15,492	329,050
Emergent Group, Inc.	1,500	9,135
*Emeritus Corp.	20,063	383,203
*Endo Pharmaceuticals Holdings, Inc.	64,164	2,131,528
● *Endo Pharmaceuticals Solutions.	24,105	26,516
*Endologix, Inc.	10,690	62,323
Ensign Group, Inc.	11,502	277,888
*EnteroMedics, Inc.	100	271
*Enzo Biochem, Inc.	19,589	97,161
*Enzon Pharmaceuticals, Inc.	34,329	384,485
*eResearch Technology, Inc.	21,710	139,595
*Exact Sciences Corp.	1,550	8,742
*Exactech, Inc.	7,226	120,602
#*Exelixis, Inc.	37,926	328,818
*Express Scripts, Inc.	93,072	5,242,746
*Five Star Quality Care, Inc.	19,818	124,061
*Forest Laboratories, Inc.	119,102	3,842,231
*Furiex Pharmaceuticals, Inc.	1,777	29,676
*Genomic Health, Inc.	4,135	92,086
*Genoptix, Inc.	6,900	172,224
*Gen-Probe, Inc.	22,435	1,410,937
*Gentiva Health Services, Inc.	18,665	429,668
*GenVec, Inc.	1,831	1,005
*Genzyme Corp.	44,252	3,245,884
#*Geron Corp.	32,685	160,156
*Gilead Sciences, Inc.	107,270	4,117,023
*Greatbatch, Inc.	13,000	306,150

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*GTx, Inc.	6,229	$17,815
*Haemonetics Corp.	11,329	672,263
#*Halozyme Therapeutics, Inc.	15,443	103,005
*Hanger Orthopedic Group, Inc.	18,524	380,668
*Harvard Bioscience, Inc.	13,022	55,474
*Health Management Associates, Inc.	120,129	1,093,174
*Health Net, Inc.	55,554	1,584,956
*HealthSouth Corp.	43,067	974,176
*HealthSpring, Inc.	33,302	1,012,048
*HealthStream, Inc.	9,300	64,728
*Healthways, Inc.	17,025	203,789
*Henry Schein, Inc.	23,806	1,563,102
Hill-Rom Holdings, Inc.	29,468	1,192,570
#*Hi-Tech Pharmacal Co., Inc.	7,300	166,586
*HMS Holdings Corp.	5,992	385,525
*Hologic, Inc.	109,802	2,187,256
*Hospira, Inc.	27,127	1,498,224
#*Human Genome Sciences, Inc.	56,995	1,382,699
*Humana, Inc.	90,102	5,223,213
*ICU Medical, Inc.	7,700	300,762
*Idenix Pharmaceuticals, Inc.	31,428	139,540
*Idera Pharmaceuticals, Inc.	6,020	16,976
*IDEXX Laboratories, Inc.	12,800	917,760
#*Illumina, Inc.	20,278	1,406,077
*Immucor, Inc.	32,275	638,077
*ImmunoGen, Inc.	4,622	38,178
#*Immunomedics, Inc.	17,369	56,797
*Impax Laboratories, Inc.	29,269	679,626
#*Incyte Corp.	55,820	822,787
*Infinity Pharmaceuticals, Inc.	11,703	66,239
*Inspire Pharmaceuticals, Inc.	26,898	106,247
*Insulet Corp.	4,770	81,233
*Integra LifeSciences Holdings Corp.	12,928	599,601
*IntegraMed America, Inc.	5,295	50,514
*InterMune, Inc.	12,558	469,292
#*Intuitive Surgical, Inc.	5,340	1,724,339
Invacare Corp.	18,100	500,284
*IPC The Hospitalist Co.	6,807	252,744
*Iridex Corp.	1,100	4,422
*IRIS International, Inc.	8,100	80,109
*Isis Pharmaceuticals, Inc.	833	7,580
*ISTA Pharmaceuticals, Inc.	15,415	87,403
*Jazz Pharmaceuticals, Inc.	17,682	395,370
Johnson & Johnson	353,838	21,148,897
*Kendle International, Inc.	7,100	80,656
*Kensey Nash Corp.	4,821	116,668
*Keryx Biopharmaceuticals, Inc.	1,443	5,772
Kewaunee Scientific Corp.	987	13,542
*Kindred Healthcare, Inc.	20,930	391,600
*Kinetic Concepts, Inc.	41,063	1,894,236
*King Pharmaceuticals, Inc.	132,800	1,891,072
*K-V Pharmaceutical Co.	17,927	28,862
*K-V Pharmaceutical Co. Class B	3,153	5,202
*Laboratory Corp. of America Holdings	22,247	2,000,228
Landauer, Inc.	2,484	144,196
*Lannet Co., Inc.	12,988	67,927
*LCA-Vision, Inc.	6,757	45,745
*LeMaitre Vascular, Inc.	6,240	43,805
*LHC Group, Inc.	10,800	287,280
*Life Technologies Corp.	73,122	3,969,793
*LifePoint Hospitals, Inc.	30,635	1,078,352

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
Lincare Holdings, Inc.	44,327	$1,199,045
*Luminex Corp.	13,624	231,336
*Luna Innovations, Inc.	90	175
*Magellan Health Services, Inc.	19,323	935,426
#*Mannkind Corp.	15,167	72,347
*MAP Pharmaceuticals, Inc.	1,946	29,920
*Marina Biotech, Inc.	250	258
*Martek Biosciences Corp.	19,083	599,397
Masimo Corp.	16,339	489,762
*Matrixx Initiatives, Inc.	3,765	30,082
Maxygen, Inc.	18,827	74,743
McKesson Corp.	55,495	4,171,559
*MedAssets, Inc.	25,414	498,877
*MedCath Corp.	11,680	156,395
*Medco Health Solutions, Inc.	59,160	3,609,943
*Medical Action Industries, Inc.	11,743	95,118
*Medicines Co. (The)	26,500	415,520
*MediciNova, Inc.	1,257	6,272
Medicis Pharmaceutical Corp. Class A	34,660	881,404
*Medidata Solutions, Inc.	6,658	166,117
*Medivation, Inc.	888	12,503
*Mednax, Inc.	22,007	1,455,763
MedQuist, Inc.	14,896	138,831
MEDTOX Scientific, Inc.	4,380	58,999
Medtronic, Inc.	134,564	5,156,492
Merck & Co., Inc.	454,964	15,091,156
*Merge Healthcare, Inc.	18,479	79,090
Meridian Bioscience, Inc.	10,581	232,147
*Merit Medical Systems, Inc.	15,595	230,338
#*Metabolix, Inc.	2,232	19,753
#*Metropolitan Health Networks, Inc.	17,371	79,559
*Mettler Toledo International, Inc.	7,700	1,148,763
*Micromet, Inc.	9,765	62,789
*Misonix, Inc.	1,420	3,330
*Molina Healthcare, Inc.	16,549	507,392
*MWI Veterinary Supply, Inc.	5,187	322,424
*Mylan, Inc.	123,297	2,855,559
*Myrexis, Inc.	10,490	41,226
*Myriad Genetics, Inc.	42,431	846,923
*Nabi Biopharmaceuticals	18,400	103,040
*Nanosphere, Inc.	13,230	48,422
National Healthcare Corp.	7,824	346,368
National Research Corp.	2,793	84,069
*Natus Medical, Inc.	23,897	359,889
*Nektar Therapeutics	2,474	27,734
*Neogen Corp.	9,129	328,279
*Neuralstem, Inc.	11,052	21,551
*Neurocrine Biosciences, Inc.	10,900	80,442
*NeurogesX, Inc.	2,593	13,665
#*Neurometrix, Inc.	2,390	1,315
*NovaMed, Inc.	4,921	64,367
*Novavax, Inc.	11,711	25,296
*NPS Pharmaceuticals, Inc.	18,223	182,321
#*NuVasive, Inc.	16,056	448,685
*NxStage Medical, Inc.	16,987	408,367
*Obagi Medical Products, Inc.	9,200	97,704
#Omnicare, Inc.	65,796	1,705,432
*Omnicell, Inc.	18,887	263,190
*OncoGenex Pharmaceutical, Inc.	1,100	17,435
*Oncothyreon, Inc.	5,600	17,304
#*Onyx Pharmaceuticals, Inc.	30,416	1,073,229

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Optimer Pharmaceuticals, Inc.	4,365	$48,015
*OraSure Technologies, Inc.	20,112	130,125
*Orchid Cellmark, Inc.	3,800	7,714
*Orexigen Therapeutics, Inc.	10,371	94,272
*Orthovita, Inc.	9,105	18,711
*Osiris Therapeutics, Inc.	12,876	85,110
Owens & Minor, Inc.	29,123	860,002
*Pain Therapeutics, Inc.	19,386	119,999
*Palomar Medical Technologies, Inc.	10,697	158,957
*Par Pharmaceutical Cos., Inc.	18,251	651,926
*Parexel International Corp.	26,042	604,435
#Patterson Cos., Inc.	39,060	1,291,324
*PDI, Inc.	5,926	47,852
PDL BioPharma, Inc.	64,367	317,973
PerkinElmer, Inc.	68,650	1,756,067
*Pernix Therapeutics Holdings, Inc.	2,585	28,409
Perrigo Co	20,477	1,489,497
Pfizer, Inc.	1,625,284	29,612,674
Pharmaceutical Products Development Service, Inc.	42,980	1,252,437
*Pharmasset, Inc.	600	29,076
*PharMerica Corp.	14,282	161,529
*PHC, Inc.	1,400	3,010
*PhotoMedex, Inc.	693	3,915
#*Poniard Pharmaceuticals, Inc.	3,000	1,260
*Pozen, Inc.	6,698	40,523
*Progenics Pharmaceuticals, Inc.	14,406	80,458
*ProPhase Labs, Inc.	3,827	5,396
*Providence Service Corp.	5,946	84,612
#*pSivida Corp.	7,561	37,805
#*PSS World Medical, Inc.	25,451	606,497
Psychemedics Corp.	400	3,368
Quality Systems, Inc.	6,380	509,379
Quest Diagnostics, Inc.	41,200	2,346,340
*Questcor Pharmaceuticals, Inc.	23,345	360,914
#*Quidel Corp.	12,800	173,824
*RadNet, Inc.	11,275	41,041
*Raptor Pharmaceutical Corp.	152	591
*Regeneration Technologies, Inc.	25,347	67,930
#*Regeneron Pharmaceuticals, Inc.	26,202	882,483
*RehabCare Group, Inc.	12,539	307,958
*Repligen Corp.	14,742	76,216
#*ResMed, Inc.	38,200	1,202,918
*Retractable Technologies, Inc.	2,700	5,049
*Rigel Pharmaceuticals, Inc.	21,087	141,810
*Rochester Medical Corp.	5,488	58,639
*Rockwell Medical Technologies, Inc.	4,104	38,413
*Salix Pharmaceuticals, Ltd.	17,344	710,584
#*Sangamo BioSciences, Inc.	9,026	69,139
*Santarus, Inc.	24,599	80,316
*SciClone Pharmaceuticals, Inc.	20,880	81,850
*Select Medical Holdings Corp.	66,678	449,410
#*Sequenom, Inc.	11,192	76,665
*SeraCare Life Sciences, Inc.	259	1,147
#*Sirona Dental Systems, Inc.	25,614	1,122,149
*Skilled Healthcare Group, Inc.	11,756	126,259
*Solta Medical, Inc.	24,850	68,338
#*Somaxon Pharmaceuticals, Inc.	2,500	7,550
*SonoSite, Inc.	7,900	265,124
Span-American Medical System, Inc.	759	11,279
*Spectranetics Corp.	14,964	68,834
*Spectrum Pharmaceuticals, Inc.	21,513	129,078

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*SRI/Surgical Express, Inc.	1,662	$9,706
*St. Jude Medical, Inc.	43,713	1,770,376
*Staar Surgical Co.	8,750	45,719
#*Stereotaxis, Inc.	18,999	63,837
Steris Corp.	27,432	955,182
*Strategic Diagnostics, Inc.	749	1,550
#Stryker Corp.	47,259	2,720,228
*Sucampo Pharmaceuticals, Inc.	7,466	32,253
*Sun Healthcare Group, Inc.	13,160	164,434
*SunLink Health Systems, Inc.	1,800	3,294
*Sunrise Senior Living, Inc.	19,838	158,704
*SuperGen, Inc.	30,784	92,660
*SurModics, Inc.	6,652	78,494
*Symmetry Medical, Inc.	19,325	184,940
*Synovis Life Technologies, Inc.	5,070	75,974
*Synta Pharmaceuticals Corp.	6,327	31,572
#*Targacept, Inc.	5,564	143,329
*Team Health Holdings, Inc.	8,089	125,056
#Techne Corp.	10,494	723,561
Teleflex, Inc.	22,519	1,290,789
*Tenet Healthcare Corp.	102,955	684,651
*Theragenics Corp.	4,600	7,590
#*Theravance, Inc.	25,416	534,753
*Thermo Fisher Scientific, Inc.	82,880	4,746,538
*Thoratec Corp.	26,187	617,751
*TomoTherapy, Inc.	30,080	100,467
*TranS1, Inc.	10,222	35,266
*Transcend Services, Inc.	4,676	86,179
*Transcept Pharmaceuticals, Inc.	8,566	71,098
*Trimeris, Inc.	9,789	25,060
*Triple-S Management Corp.	10,973	202,562
*U.S. Physical Therapy, Inc.	5,100	96,900
#*United Therapeutics Corp.	24,464	1,663,063
UnitedHealth Group, Inc.	224,001	9,195,241
Universal American Corp.	43,723	882,767
Universal Health Services, Inc.	45,310	1,907,551
*Urologix, Inc.	800	504
*Uroplasty, Inc.	2,100	10,920
Utah Medical Products, Inc.	1,664	45,261
*Vanda Pharmaceuticals, Inc.	5,603	44,880
#*Varian Medical Systems, Inc.	17,021	1,150,109
*Vascular Solutions, Inc.	7,600	80,408
*VCA Antech, Inc.	32,984	755,993
#*Vertex Pharmaceuticals, Inc.	31,197	1,213,251
*Vical, Inc.	21,810	43,402
*Viropharma, Inc.	45,111	739,820
*Vital Images, Inc.	8,300	110,307
#*Vivus, Inc.	5,792	51,838
*Waters Corp.	15,700	1,199,323
#*Watson Pharmaceuticals, Inc.	72,376	3,945,940
*WellCare Health Plans, Inc.	24,706	738,709
*WellPoint, Inc.	81,879	5,086,323
West Pharmaceutical Services, Inc.	15,326	612,887
*Wright Medical Group, Inc.	21,900	325,434
*XenoPort, Inc.	3,100	24,428
*Xoma, Ltd.	20	110
Young Innovations, Inc.	4,328	129,927
*Zalicus, Inc.	4,241	8,355
*Zimmer Holdings, Inc.	36,535	2,161,411
*Zoll Medical Corp.	9,700	401,095

Total Health Care		347,104,308

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (12.1%)
*3D Systems Corp.	9,621	$274,583
3M Co.	91,302	8,027,272
A.O. Smith Corp.	21,811	933,729
*A.T. Cross Co.	3,732	36,350
#*A123 Systems, Inc.	8,698	78,804
#AAON, Inc.	7,585	204,264
*AAR Corp.	22,967	615,286
ABM Industries, Inc.	29,948	769,664
*Acacia Technologies Group	9,676	236,094
*ACCO Brands Corp.	25,046	205,628
#Aceto Corp.	13,723	118,155
*Active Power, Inc.	1,800	3,870
Actuant Corp. Class A	38,000	1,053,740
Acuity Brands, Inc.	19,855	1,095,996
Administaff, Inc.	11,760	333,043
*Advisory Board Co. (The)	4,600	227,516
*Aecom Technology Corp.	68,311	1,999,463
*AeroCentury Corp.	282	5,386
*Aerosonic Corp.	400	1,428
*Aerovironment, Inc.	9,674	272,807
#*AGCO Corp.	41,832	2,120,882
*Air Transport Services Group, Inc.	35,749	264,543
Aircastle, Ltd.	39,578	420,318
#*AirTran Holdings, Inc.	69,350	512,496
Alamo Group, Inc.	6,714	174,228
*Alaska Air Group, Inc.	20,923	1,239,479
Albany International Corp.	16,118	363,461
Alexander & Baldwin, Inc.	23,751	952,890
Allegiant Travel Co	8,610	400,709
#*Alliant Techsystems, Inc.	15,404	1,167,007
*Allied Defense Group, Inc.	3,200	11,136
*Allied Motion Technologies, Inc.	1,877	16,405
*Altra Holdings, Inc.	13,756	287,638
*Amerco, Inc.	11,273	1,025,956
*American Railcar Industries, Inc.	15,717	298,151
*American Reprographics Co.	23,754	191,695
American Science & Engineering, Inc.	4,059	353,133
#*American Superconductor Corp.	1,137	31,006
American Woodmark Corp.	8,131	151,643
Ameron International Corp.	5,256	362,506
Ametek, Inc.	28,123	1,146,856
Ampco-Pittsburgh Corp.	5,768	143,681
*AMR Corp.	155,021	1,092,898
*AMREP Corp.	2,800	35,924
*APAC Customer Services, Inc.	23,216	127,920
Apogee Enterprises, Inc.	15,959	204,116
*Applied Energetics, Inc.	4,139	2,535
Applied Industrial Technologies, Inc.	24,491	775,385
Applied Signal Technologies, Inc.	6,446	245,012
*Argan, Inc.	5,187	48,083
Arkansas Best Corp.	14,376	367,307
Armstrong World Industries, Inc.	27,955	1,135,253
*Arotech Corp.	901	1,460
#*ArvinMeritor, Inc.	43,735	956,047
#*Ascent Solar Technologies, Inc.	13,505	42,811
*Astec Industries, Inc.	12,929	389,163
*Astronics Corp.	4,676	108,016
*Astronics Corp. Class B	221	5,085
*Atlas Air Worldwide Holdings, Inc.	14,662	744,976
*Avalon Holding Corp. Class A	500	1,500
Avery Dennison Corp.	18,990	799,289

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Avis Budget Group, Inc.	59,459	$822,913
AZZ, Inc.	7,033	281,953
*Babcock & Wilcox Co. (The)	17,039	498,391
#Badger Meter, Inc.	6,712	275,125
*Baker (Michael) Corp.	4,935	149,827
*Baldwin Technology Co. Class A	2,697	3,803
Barnes Group, Inc.	31,635	627,006
Barrett Business Services, Inc.	5,155	75,882
*BE Aerospace, Inc.	46,138	1,785,079
*Beacon Roofing Supply, Inc.	23,741	431,137
Belden, Inc.	22,269	774,070
*Blount International, Inc.	17,883	268,424
*BlueLinx Holdings, Inc.	10,228	37,128
Boeing Co. (The)	96,178	6,682,447
Brady Co. Class A	28,374	929,248
*Breeze-Eastern Corp.	3,097	21,679
Briggs & Stratton Corp.	28,640	571,941
Brink’s Co. (The)	20,846	562,842
*Broadwind Energy, Inc.	4,883	8,985
*BTU International, Inc.	3,273	37,574
Bucyrus International, Inc.	20,450	1,856,042
*Builders FirstSource, Inc.	12,950	28,749
C.H. Robinson Worldwide, Inc.	21,422	1,651,422
*CAI International, Inc.	9,802	186,630
Carlisle Cos., Inc.	35,299	1,331,125
Cascade Corp.	6,527	307,226
*Casella Waste Systems, Inc.	11,074	88,813
Caterpillar, Inc.	83,026	8,054,352
#*CBIZ, Inc.	35,174	244,811
CDI Corp.	10,522	168,983
*CECO Environmental Corp.	6,201	34,416
*Celadon Group, Inc.	12,424	182,012
#*Cenveo, Inc.	23,419	125,994
*Ceradyne, Inc.	14,100	499,563
*Champion Industries, Inc.	2,518	5,036
*Chart Industries, Inc.	16,088	584,316
Chase Corp.	4,020	61,908
Chicago Rivet & Machine Co.	206	3,918
Cintas Corp.	63,444	1,780,239
CIRCOR International, Inc.	9,372	378,535
CLAROC, Inc.	23,316	1,006,785
*Clean Harbors, Inc.	12,205	1,098,938
*Coleman Cable, Inc.	5,806	38,900
*Colfax Corp.	19,528	364,002
*Columbus McKinnon Corp.	10,900	183,883
Comfort Systems USA, Inc.	21,398	272,397
*Command Security Corp.	4,000	7,520
*Commercial Vehicle Group, Inc.	13,700	221,118
CompX International, Inc.	998	13,573
*Consolidated Graphics, Inc.	6,600	330,330
#Con-way, Inc.	24,731	841,349
Cooper Industries P.L.C.	31,141	1,907,698
*Copart, Inc.	38,227	1,500,410
Corporate Executive Board Co.	9,507	369,442
*Corrections Corp. of America	63,546	1,576,576
#*CoStar Group, Inc.	9,500	534,660
Courier Corp.	8,675	122,968
Covanta Holding Corp.	88,763	1,501,870
*Covenant Transportation Group, Inc.	5,022	45,047
*CPI Aerostructures, Inc.	3,016	35,860
*CRA International, Inc.	5,942	144,272

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Crane Co.	27,025	$1,200,180
CSX Corp.	76,897	5,428,928
Cubic Corp.	11,941	582,124
Cummins, Inc.	47,805	5,061,593
Curtiss-Wright Corp.	26,368	914,970
Danaher Corp.	82,224	3,787,237
Deere & Co	54,014	4,909,873
*Delta Air Lines, Inc.	118,711	1,385,357
Deluxe Corp.	13,680	334,476
*DigitalGlobe, Inc.	20,825	639,536
*Document Security Systems, Inc.	1,200	5,844
*Dollar Thrifty Automotive Group, Inc.	13,777	668,460
Donaldson Co., Inc.	14,238	834,347
Dover Corp.	61,375	3,934,138
Ducommun, Inc.	5,871	128,927
Dun & Bradstreet Corp. (The)	9,394	798,020
*DXP Enterprises, Inc.	6,300	137,214
*Dycom Industries, Inc.	21,210	340,845
*Dynamex, Inc.	5,149	128,159
Dynamic Materials Corp.	7,287	143,918
#*Eagle Bulk Shipping, Inc.	35,436	144,933
Eastern Co.	2,260	42,917
Eaton Corp.	44,283	4,780,793
Ecology & Environment, Inc. Class A	959	14,481
*EMCOR Group, Inc.	38,631	1,169,747
Emerson Electric Co	102,486	6,034,376
Encore Wire Corp.	13,169	295,578
#*Ener1, Inc.	34,762	133,834
#*Energy Conversion Devices, Inc.	28,364	115,725
*Energy Recovery, Inc.	24,244	82,914
EnergySolutions, Inc.	50,512	299,031
#*EnerNOC, Inc.	11,348	295,275
*EnerSys	28,431	933,105
Ennis, Inc.	14,398	239,439
*EnPro Industries, Inc.	11,833	491,188
*Environmental Tectonics Corp.	871	2,700
Equifax, Inc.	27,625	986,765
ESCO Technologies, Inc.	14,958	542,676
Espey Manufacturing & Electronics Corp.	1,389	30,030
*Esterline Technologies Corp.	17,337	1,234,048
#*Excel Maritime Carriers, Ltd.	46,953	212,697
#Expeditors International of Washington, Inc.	40,784	2,066,525
*Exponent, Inc.	6,343	232,915
*Express-1 Expedited Solutions, Inc.	13,799	41,811
#Fastenal Co.	23,664	1,373,932
Federal Signal Corp.	34,821	242,354
FedEx Corp.	60,876	5,498,320
*Flanders Corp.	13,504	49,290
*Flow International Corp.	20,926	78,472
Flowserve Corp.	8,800	1,099,912
Fluor Corp.	46,708	3,231,727
#Forward Air Corp.	13,290	370,924
*Franklin Covey Co.	9,828	76,953
Franklin Electric Co., Inc.	11,300	464,204
Freightcar America, Inc.	6,610	188,517
*Frozen Food Express Industries	6,584	26,599
#*FTI Consulting, Inc.	26,665	972,473
*Fuel Tech, Inc.	10,999	88,102
*Furmanite Corp.	17,494	133,304
G & K Services, Inc. Class A	10,579	331,440
Gardner Denver Machinery, Inc.	26,090	1,882,133

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#GATX Corp.	26,731	$888,806
#*Genco Shipping & Trading, Ltd.	13,800	159,528
*Gencor Industries, Inc.	2,078	16,375
*GenCorp., Inc.	26,869	137,838
*General Cable Corp.	30,106	1,114,223
General Dynamics Corp.	65,300	4,923,620
General Electric Co.	2,159,037	43,483,005
*Genesee & Wyoming, Inc.	20,045	1,037,329
*Genpact, Ltd.	12,065	182,543
*GEO Group, Inc. (The)	37,278	886,098
*GeoEye, Inc.	10,200	407,184
*Gibraltar Industries, Inc.	16,825	185,580
Goodrich Corp.	26,399	2,392,277
Gorman-Rupp Co. (The)	7,493	238,128
*GP Strategies Corp.	8,225	81,345
Graco, Inc.	12,600	535,248
*Graftech International, Ltd.	56,900	1,194,900
Graham Corp.	4,339	100,665
#Granite Construction, Inc.	22,372	578,092
Great Lakes Dredge & Dock Corp.	33,751	280,471
*Greenbrier Cos., Inc.	13,894	328,871
*Griffon Corp.	35,418	412,266
*H&E Equipment Services, Inc.	19,901	231,250
Hardinge, Inc.	5,530	48,388
Harsco Corp.	41,927	1,352,984
#*Hawaiian Holdings, Inc.	28,404	209,906
Healthcare Services Group, Inc.	17,252	273,272
Heartland Express, Inc.	41,921	671,784
#HEICO Corp.	6,050	316,354
HEICO Corp. Class A	11,152	425,560
Heidrick & Struggles International, Inc.	9,897	265,141
*Heritage-Crystal Clean, Inc.	1,644	19,087
*Herley Industries, Inc.	7,710	126,675
Herman Miller, Inc.	15,000	361,950
#*Hertz Global Holdings, Inc.	153,557	2,258,823
*Hexcel Corp.	44,600	848,292
*Hill International, Inc.	21,280	138,320
HNI Corp.	20,148	611,290
*Hoku Corp.	23,682	58,968
Honeywell International, Inc.	100,244	5,614,666
Horizon Lines, Inc.	24,400	120,780
Houston Wire & Cable Co	7,493	97,784
*Hub Group, Inc. Class A	16,890	587,434
Hubbell, Inc. Class A	2,408	141,229
Hubbell, Inc. Class B	24,509	1,500,931
*Hudson Highland Group, Inc.	13,568	74,895
*Hurco Cos., Inc.	3,086	78,477
*Huron Consulting Group, Inc.	11,676	299,022
#*Huttig Building Products, Inc.	2,588	2,459
*ICF International, Inc.	10,837	261,226
*Identive Group, Inc.	11,537	29,881
IDEX Corp.	40,383	1,601,590
*IHS, Inc.	11,013	902,625
*II-VI, Inc.	14,233	702,826
Illinois Tool Works, Inc.	85,677	4,582,863
#Ingersoll-Rand P.L.C.	58,643	2,767,950
#*Innerworkings, Inc.	21,749	137,019
*Innotrac Corp.	1,251	1,826
*Innovative Solutions & Support, Inc.	10,181	59,050
*Insituform Technologies, Inc.	22,600	621,726
Insteel Industries, Inc.	9,891	112,955

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Integrated Electrical Services, Inc.	5,398	$20,350
Interface, Inc. Class A	26,241	426,416
*Interline Brands, Inc.	19,145	406,448
International Shipholding Corp.	3,805	95,353
Intersections, Inc.	9,375	92,438
#Iron Mountain, Inc.	59,420	1,449,254
ITT Industries, Inc.	39,807	2,345,428
J.B. Hunt Transport Services, Inc.	23,547	965,427
*Jacobs Engineering Group, Inc.	49,664	2,551,240
#*JetBlue Airways Corp.	172,533	1,035,198
John Bean Technologies Corp.	8,678	156,638
Joy Global, Inc.	19,102	1,665,312
*Kadant, Inc.	7,600	160,816
Kaman Corp. Class A	13,495	397,225
*Kansas City Southern	44,235	2,210,865
*KAR Auction Services, Inc.	3,423	50,797
Kaydon Corp.	19,332	748,342
KBR, Inc.	65,123	2,090,448
*Kelly Services, Inc. Class A	20,400	401,370
*Kelly Services, Inc. Class B	319	6,369
Kennametal, Inc.	43,092	1,749,535
*Key Technology, Inc.	3,045	50,486
*Kforce, Inc.	18,727	334,839
Kimball International, Inc. Class B	15,280	102,911
#*Kirby Corp.	30,686	1,434,264
Knight Transportation, Inc.	37,131	707,717
Knoll, Inc.	13,006	217,720
*Korn/Ferry International	26,300	615,420
*Kratos Defense & Security Solutions, Inc.	9,284	130,162
L.S. Starrett Co. Class A	2,681	33,539
L-3 Communications Holdings, Inc.	24,657	1,929,410
*LaBarge, Inc.	10,222	142,699
*Ladish Co., Inc.	8,664	463,871
Landstar System, Inc.	10,829	448,645
Lawson Products, Inc.	4,705	109,956
*Layne Christensen Co.	11,133	351,580
*LB Foster Co. Class A	5,825	231,544
#Lennox International, Inc.	23,975	1,178,132
*LGL Group, Inc.	964	21,218
Lincoln Electric Holdings, Inc.	22,360	1,514,219
#Lindsay Corp.	6,000	390,480
*LMI Aerospace, Inc.	6,400	119,840
Lockheed Martin Corp.	49,759	3,960,816
LSI Industries, Inc.	17,359	129,151
*Lydall, Inc.	7,765	62,120
*M&F Worldwide Corp.	9,429	227,522
*Magnetek, Inc.	3,280	5,904
*Manitex International, Inc.	2,000	11,160
#Manitowoc Co., Inc. (The)	63,201	848,789
Manpower, Inc.	54,872	3,543,085
Marten Transport, Ltd.	12,200	259,982
#Masco Corp.	153,400	2,043,288
*MasTec, Inc.	43,838	667,214
*McDermott International, Inc.	61,864	1,285,534
McGrath RentCorp	13,598	343,214
*Metalico, Inc.	29,181	161,955
Met-Pro Corp.	8,586	93,158
*MFRI, Inc.	2,934	31,951
#*Microvision, Inc.	15,000	28,350
*Middleby Corp.	8,445	690,885
Miller Industries, Inc.	5,554	84,754

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Mine Safety Appliances Co.	17,820	$555,628
*Mistras Group, Inc.	9,249	132,168
*Mobile Mini, Inc.	20,665	422,393
#*Monster Worldwide, Inc.	60,261	1,003,346
*Moog, Inc.	23,699	1,010,525
*Moog, Inc. Class B	2,297	99,276
MSC Industrial Direct Co., Inc. Class A	20,803	1,236,322
Mueller Industries, Inc.	21,862	714,887
Mueller Water Products, Inc.	83,015	332,060
Multi-Color Corp.	7,593	126,196
*MYR Group, Inc.	11,200	246,288
NACCO Industries, Inc. Class A	3,423	343,156
National Presto Industries, Inc.	3,073	393,405
National Technical Systems, Inc.	4,603	34,707
*Navigant Consulting, Inc.	26,030	265,246
*Navistar International Corp.	28,767	1,865,540
*NCI Building Systems, Inc.	2,077	27,562
*NIVS IntelliMedia Technology Group, Inc.	22,757	47,335
*NN, Inc.	7,625	99,964
#Nordson Corp.	9,250	853,868
Norfolk Southern Corp.	76,072	4,654,846
Northrop Grumman Corp.	56,423	3,910,114
*Northwest Pipe Co.	5,131	112,215
*Ocean Power Technologies, Inc.	4,115	22,386
*Old Dominion Freight Line, Inc.	27,075	871,003
*Omega Flex, Inc.	3,648	47,388
*On Assignment, Inc.	20,198	159,564
*Orbital Sciences Corp.	33,494	571,408
*Orion Energy Systems, Inc.	12,225	53,179
#*Orion Marine Group, Inc.	6,200	72,664
*Oshkosh Corp.	38,044	1,442,248
*Owens Corning, Inc.	81,052	2,712,810
*P.A.M. Transportation Services, Inc.	4,393	50,695
#PACCAR, Inc.	46,378	2,619,893
#*Pacer International, Inc.	14,574	91,088
Pall Corp.	21,252	1,177,573
*Paragon Technologies, Inc.	400	1,042
Parker Hannifin Corp.	36,922	3,301,196
*Park-Ohio Holdings Corp.	6,029	123,956
*Patrick Industries, Inc.	1,003	2,156
*Patriot Transportation Holding, Inc.	3,009	85,064
Pentair, Inc.	56,763	2,053,118
*PGT, Inc.	18,650	43,641
*Pike Electric Corp.	18,532	153,260
*Pinnacle Airlines Corp.	9,721	70,088
#Pitney Bowes, Inc.	36,267	880,563
*Plug Power, Inc.	7,845	6,040
*PMFG, Inc.	6,171	101,081
*Polypore International, Inc.	21,441	1,032,384
*Powell Industries, Inc.	6,671	252,898
*PowerSecure International, Inc.	13,370	97,868
Precision Castparts Corp.	20,068	2,869,523
Preformed Line Products Co.	3,098	189,319
*PRGX Global, Inc.	11,066	69,052
Primoris Services Corp.	12,621	103,618
Providence & Worcester Railroad Co.	908	16,535
*Quality Distribution, Inc.	14,874	136,692
Quanex Building Products Corp.	21,912	427,065
*Quanta Services, Inc.	87,736	2,081,975
R. R. Donnelley & Sons Co.	119,683	2,120,783
*RailAmerica, Inc.	30,768	383,677

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Raven Industries, Inc.	6,913	$326,570
Raytheon Co.	48,220	2,410,518
*RBC Bearings, Inc.	9,918	344,849
*RCM Technologies, Inc.	4,771	21,803
*Real Goods Solar, Inc.	4,279	11,896
Regal-Beloit Corp.	22,323	1,489,837
#*Republic Airways Holdings, Inc.	28,149	180,717
Republic Services, Inc.	75,666	2,333,539
Resources Connection, Inc.	29,431	589,797
Robbins & Myers, Inc.	24,705	1,025,999
#Robert Half International, Inc.	26,259	823,482
Rockwell Automation, Inc.	22,639	1,833,985
Rockwell Collins, Inc.	28,034	1,798,101
Rollins, Inc.	33,984	645,356
Roper Industries, Inc.	25,088	1,949,087
*RSC Holdings, Inc.	39,266	469,621
*Rush Enterprises, Inc. Class A	15,500	295,585
*Rush Enterprises, Inc. Class B	2,881	47,306
Ryder System, Inc.	29,920	1,438,554
*Saia, Inc.	8,775	125,570
*Sauer-Danfoss, Inc.	19,841	568,445
Schawk, Inc.	14,210	259,190
*School Specialty, Inc.	8,838	115,336
Seaboard Corp.	456	912,912
Servotronics, Inc.	389	3,365
*SFN Group, Inc.	29,781	288,280
*Shaw Group, Inc.	46,474	1,755,323
SIFCO Industries, Inc.	2,163	35,062
Simpson Manufacturing Co., Inc.	28,603	850,939
SkyWest, Inc.	44,565	670,703
*SL Industries, Inc.	4,724	87,300
Southwest Airlines Co.	321,623	3,811,233
*Sparton Corp.	4,870	41,590
*Spire Corp.	3,300	16,632
*Spirit Aerosystems Holdings, Inc.	60,971	1,440,135
SPX Corp.	29,055	2,277,331
*Standard Parking Corp.	6,550	117,834
#Standard Register Co.	9,460	30,272
Standex International Corp.	7,114	237,252
Steelcase, Inc. Class A	47,612	486,595
#*Stericycle, Inc.	15,576	1,222,560
*Sterling Construction Co., Inc.	7,176	92,283
Sun Hydraulics, Inc.	6,156	229,496
*SunPower Corp. Class B	23,313	307,732
Superior Uniform Group, Inc.	5,000	52,600
*Supreme Industries, Inc.	2,662	8,652
*SYKES Enterprises, Inc.	27,008	526,116
*Sypris Solutions, Inc.	7,250	30,522
#TAL International Group, Inc.	17,784	555,394
*Taser International, Inc.	25,014	104,809
*Team, Inc.	10,031	256,392
*Tech/Ops Sevcon, Inc.	613	4,493
Technology Research Corp.	1,755	9,284
*Tecumseh Products Co. Class A	7,623	92,086
*Tecumseh Products Co. Class B	1,650	19,610
*Teledyne Technologies, Inc.	16,181	765,523
Tennant Co.	9,300	375,162
*Terex Corp.	63,331	2,053,824
*Tetra Tech, Inc.	35,731	826,994
Textainer Group Holdings, Ltd.	21,900	678,900
#Textron, Inc.	97,801	2,571,188

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Thomas & Betts Corp.	55,751	$2,865,044
Timken Co.	53,756	2,527,607
Titan International, Inc.	18,934	359,746
*Titan Machinery, Inc.	10,027	242,954
Todd Shipyards Corp.	2,929	65,141
Toro Co.	15,583	947,758
#Towers Watson & Co.	18,720	1,020,802
*Track Data Corp.	12	1,245
*Trailer Bridge, Inc.	3,541	13,420
*TransDigm Group, Inc.	19,775	1,532,167
*TRC Cos., Inc.	8,126	28,685
Tredegar Industries, Inc.	12,571	235,203
*Trex Co., Inc.	6,700	155,976
*TriMas Corp.	15,236	290,093
#Trinity Industries, Inc.	47,490	1,324,496
#Triumph Group, Inc.	13,914	1,336,161
*TrueBlue, Inc.	20,686	352,903
*Tufco Technologies, Inc.	510	1,652
Tutor Perini Corp.	27,224	618,257
Twin Disc, Inc.	8,900	289,873
Tyco International, Ltd.	99,100	4,442,653
*U.S. Home Systems, Inc.	2,196	10,299
*Ultralife Corp.	7,695	52,865
UniFirst Corp.	8,561	477,361
Union Pacific Corp.	100,421	9,502,839
*United Capital Corp.	2,921	80,620
#*United Continental Holdings, Inc.	127,804	3,246,222
United Parcel Service, Inc.	106,196	7,605,758
*United Rentals, Inc.	30,100	802,165
*United Stationers, Inc.	12,810	797,807
United Technologies Corp.	110,065	8,948,284
Universal Forest Products, Inc.	11,009	404,030
*Universal Security Instruments, Inc.	566	4,675
*Universal Truckload Services, Inc.	8,748	130,345
*UQM Technologies, Inc.	5,700	15,561
*URS Corp.	42,462	1,887,436
#*US Airways Group, Inc.	69,190	686,365
US Ecology, Inc.	8,263	139,314
*USA Truck, Inc.	5,798	69,576
*USG Corp.	51,849	840,991
UTi Worldwide, Inc.	50,691	1,110,133
Valmont Industries, Inc.	12,018	1,116,953
*Valpey Fisher Corp.	783	2,670
*Verisk Analytics, Inc. Class A	28,800	974,304
*Versar, Inc.	3,338	11,416
Viad Corp.	11,498	270,548
Vicor Corp.	10,199	150,231
Virco Manufacturing Corp.	5,490	16,744
#*Vishay Precision Group, Inc.	9,993	185,370
*Volt Information Sciences, Inc.	10,850	74,540
VSE Corp.	2,361	70,618
#W.W. Grainger, Inc.	11,928	1,568,174
*Wabash National Corp.	8,445	95,935
Wabtec Corp.	22,116	1,198,687
#Waste Connections, Inc.	66,378	1,922,971
Waste Management, Inc.	58,963	2,232,929
#Watsco, Inc. Class A	12,909	809,652
Watsco, Inc. Class B	2,200	138,600
Watts Water Technologies, Inc.	17,095	614,907
*WCA Waste Corp.	6,614	32,541
#Werner Enterprises, Inc.	41,016	1,011,044

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*WESCO International, Inc.	24,545	$1,375,747
*Willdan Group, Inc.	3,004	13,127
*Willis Lease Finance Corp.	3,568	47,133
#Woodward, Inc.	32,181	1,085,304

Total Industrials		438,177,215

Information Technology — (15.3%)
Accenture P.L.C. Class A	87,775	4,517,779
*ACI Worldwide, Inc.	14,968	396,502
*Acme Packet, Inc.	21,299	1,145,460
*Acorn Energy, Inc.	6,450	25,671
Activision Blizzard, Inc.	105,366	1,189,582
*Actuate Corp.	20,058	111,322
*Acxiom Corp.	42,161	726,434
*ADDvantage Technologies Group, Inc.	3,642	10,817
*Adept Technology, Inc.	2,670	12,522
*Adobe Systems, Inc.	63,392	2,095,106
*ADPT Corp.	61,020	178,789
#Adtran, Inc.	29,037	1,194,292
*Advanced Analogic Technologies, Inc.	20,553	81,801
*Advanced Energy Industries, Inc.	24,010	370,834
*Advanced Micro Devices, Inc.	110,600	865,998
#*Advent Software, Inc.	18,078	534,386
*Aehr Test Systems	788	1,032
*Aetrium, Inc.	2,075	4,088
*Agilent Technologies, Inc.	48,690	2,036,703
*Agilysys, Inc.	11,000	63,030
*Akamai Technologies, Inc.	31,675	1,530,536
#*Alliance Data Systems Corp.	10,904	771,349
Altera Corp.	53,002	1,991,285
*Amdocs, Ltd.	87,899	2,561,377
American Software, Inc. Class A	11,887	78,692
*Amkor Technology, Inc.	83,857	682,596
Amphenol Corp.	28,225	1,561,971
*Amtech Systems, Inc.	4,300	110,123
*Anadigics, Inc.	33,000	225,390
Analog Devices, Inc.	46,253	1,796,004
*Analysts International Corp.	148	484
*Anaren, Inc.	8,327	171,037
*Ancestry.com, Inc.	20,300	722,680
Anixter International, Inc.	19,300	1,221,111
*Ansys, Inc.	17,000	891,650
*AOL, Inc.	60,754	1,428,934
*Apple, Inc.	115,795	39,291,559
Applied Materials, Inc.	189,131	2,967,465
*Applied Micro Circuits Corp.	33,651	331,126
*Ariba, Inc.	42,569	1,195,763
*Arris Group, Inc.	69,003	861,157
*Arrow Electronics, Inc.	103,991	3,930,860
#*Aruba Networks, Inc.	26,758	576,635
*Aspen Technology, Inc.	13,261	187,643
Astro-Med, Inc.	2,582	20,062
*Atheros Communications, Inc.	32,547	1,451,271
*Atmel Corp.	197,985	2,680,717
*ATMI, Inc.	17,876	368,246
*ATS Corp.	2,535	9,126
*AuthenTec, Inc.	11,434	34,645
#*Authentidate Holding Corp.	652	293
*Autobytel, Inc.	1,335	1,141
*Autodesk, Inc.	41,379	1,683,298
Automatic Data Processing, Inc.	65,264	3,126,146

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Aviat Networks, Inc.	32,811	$170,289
*Avid Technology, Inc.	21,750	362,137
*Avnet, Inc.	65,259	2,324,526
AVX Corp.	86,977	1,363,799
*Aware, Inc.	8,951	33,566
*Axcelis Technologies, Inc.	59,694	207,138
*AXT, Inc.	14,367	155,595
Bel Fuse, Inc. Class A	1,700	40,902
Bel Fuse, Inc. Class B	5,324	116,116
*Benchmark Electronics, Inc.	33,944	644,597
*BigBand Networks, Inc.	37,428	99,184
Black Box Corp.	13,595	478,408
Blackbaud, Inc.	13,623	358,149
#*Blackboard, Inc.	15,800	613,988
*Blue Coat Systems, Inc.	20,001	576,229
*BMC Software, Inc.	60,855	2,902,783
*Bottomline Technologies, Inc.	14,565	333,975
*Brightpoint, Inc.	37,368	339,115
Broadcom Corp.	65,785	2,966,246
Broadridge Financial Solutions, Inc.	57,867	1,324,576
*Brocade Communications Systems, Inc.	270,072	1,523,206
*Brooks Automation, Inc.	33,669	395,274
*Bsquare Corp.	2,962	26,036
CA, Inc.	60,585	1,441,923
*Cabot Microelectronics Corp.	13,215	596,129
*CACI International, Inc.	17,270	958,312
*Cadence Design Systems, Inc.	62,193	539,835
*CalAmp Corp.	4,036	12,834
*Callidus Software, Inc.	11,311	70,694
*Cardtronics, Inc.	13,993	239,140
*Cascade Microtech, Inc.	5,835	35,885
Cass Information Systems, Inc.	4,178	151,452
*CEVA, Inc.	10,700	258,619
*Checkpoint Systems, Inc.	23,065	476,754
*China Information Technology, Inc.	28,515	128,317
#*China Security & Surveillance Technology, Inc.	607	2,895
*Chyron International Corp.	2,207	6,444
*Ciber, Inc.	39,490	180,074
*Cinedigm Digital Cinema Corp.	4,102	6,358
*Cirrus Logic, Inc.	31,900	670,857
*Cisco Sytems, Inc.	718,867	15,204,037
*Citrix Systems, Inc.	29,395	1,857,176
*Clearfield, Inc.	4,000	18,960
Cognex Corp.	19,137	599,754
*Cognizant Technology Solutions Corp.	39,346	2,870,291
*Cogo Group, Inc.	22,670	198,589
*Coherent, Inc.	14,215	761,213
Cohu, Inc.	13,745	205,350
*Comarco, Inc.	2,982	1,014
Communications Systems, Inc.	6,855	102,414
*CommVault Systems, Inc.	11,461	354,030
Computer Sciences Corp.	66,110	3,523,002
*Computer Task Group, Inc.	7,500	88,725
*Compuware Corp.	116,167	1,245,310
*comScore, Inc.	13,751	329,474
Comtech Telecommunications Corp.	15,890	445,873
*Comverge, Inc.	7,200	44,640
*Concur Technologies, Inc.	24,347	1,242,427
*Concurrent Computer Corp.	3,252	16,715
#*Constant Contact, Inc.	1,315	36,807
*Convergys Corp.	70,040	997,370

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
CoreLogic, Inc.	63,959	$1,282,378
Corning, Inc.	366,298	8,135,479
*CPI International, Inc.	8,884	172,350
*Cray, Inc.	18,174	135,851
#*Cree, Inc.	28,088	1,418,163
*CSG Systems International, Inc.	15,344	298,441
*CSP, Inc.	709	2,772
#CTC Media, Inc.	51,800	1,145,298
CTS Corp.	17,800	201,852
*CyberOptics Corp.	2,261	21,570
*Cymer, Inc.	13,321	647,267
*Cypress Semiconductor Corp.	75,714	1,639,208
Daktronics, Inc.	21,400	326,778
*Datalink Corp.	6,635	42,464
*Dataram Corp.	1,100	2,497
DDi Corp.	8,960	100,934
*DealerTrack Holdings, Inc.	23,303	460,584
*Dell, Inc.	249,126	3,278,498
*Deltek, Inc.	13,582	96,568
*DemandTec, Inc.	4,200	50,610
*DG FastChannel, Inc.	11,801	323,465
*Dice Holdings, Inc.	25,541	333,565
Diebold, Inc.	39,157	1,200,554
*Digi International, Inc.	14,127	149,605
*Digimarc Corp.	3,126	93,811
#*Digital River, Inc.	20,739	658,256
*Diodes, Inc.	22,807	587,052
*Ditech Networks, Inc.	1,700	2,312
*Dolby Laboratories, Inc.	10,420	622,074
*Dot Hill Systems Corp.	23,679	66,301
*DSP Group, Inc.	14,087	105,512
#DST Systems, Inc.	21,326	1,014,265
#*DTS, Inc.	6,401	286,893
*Dynamics Research Corp.	4,347	58,554
Earthlink, Inc.	61,648	525,857
*eBay, Inc.	167,401	5,082,294
#*Ebix, Inc.	16,000	360,800
*Echelon Corp.	14,297	130,103
*EchoStar Corp.	20,034	545,926
*Edgewater Technology, Inc.	5,900	13,747
*Elecsys Corp.	58	264
Electro Rent Corp.	13,581	200,456
*Electro Scientific Industries, Inc.	15,737	262,336
*Electronic Arts, Inc.	116,820	1,821,224
*Electronics for Imaging, Inc.	26,177	392,131
*eLoyalty Corp.	1,800	12,402
*EMC Corp.	298,179	7,421,675
*EMCORE Corp.	8,811	12,159
*EMS Technologies, Inc.	8,840	162,037
*Emulex Corp.	49,307	562,593
*EndWave Corp.	2,100	4,788
*Entegris, Inc.	67,265	514,577
*Entorian Technologies, Inc.	666	2,631
#*Entropic Communications, Inc.	25,900	284,123
*Epicor Software Corp.	32,879	340,626
EPIQ Systems, Inc.	21,066	270,698
*ePlus, Inc.	4,492	116,073
#*Equinix, Inc.	12,938	1,143,978
*Euronet Worldwide, Inc.	28,745	525,746
#*Evergreen Solar, Inc.	2,834	6,376
*Exar Corp.	24,657	158,298

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*ExlService Holdings, Inc.	13,333	$254,127
*Extreme Networks	51,803	169,914
*F5 Networks, Inc.	22,800	2,471,064
FactSet Research Systems, Inc.	10,821	1,090,757
#Fair Isaac Corp.	24,076	611,049
*Fairchild Semiconductor International, Inc.	72,066	1,282,775
*FalconStor Software, Inc.	21,742	78,815
*Faro Technologies, Inc.	8,589	260,418
*FEI Co.	22,044	600,699
Fidelity National Information Services, Inc.	117,142	3,564,631
#*Finisar Corp.	18,725	623,542
#*First Solar, Inc.	10,800	1,669,464
*Fiserv, Inc.	38,033	2,349,298
#*FLIR Systems, Inc.	24,376	756,631
*FormFactor, Inc.	23,620	201,951
Forrester Research, Inc.	10,077	359,144
*Frequency Electronics, Inc.	4,305	30,393
*FSI International, Inc.	17,639	73,731
*Gartner Group, Inc.	25,250	894,355
*Gerber Scientific, Inc.	14,079	107,423
*GigOptix, Inc.	87	244
*Global Cash Access, Inc.	29,291	89,338
Global Payments, Inc.	37,011	1,748,400
*Globalscape, Inc.	2,089	4,554
*Globecomm Systems, Inc.	12,195	115,365
*Glu Mobile, Inc.	500	1,575
*Google, Inc.	30,334	18,211,320
*GSE Systems, Inc.	2,084	6,794
*GSI Commerce, Inc.	12,325	283,968
*GSI Technology, Inc.	13,355	122,866
#*GT Solar International, Inc.	39,567	437,018
*GTSI Corp.	1,900	8,930
*Guidance Software, Inc.	6,118	42,642
*Hackett Group, Inc.	22,183	77,419
*Harmonic, Inc.	64,268	542,422
#Harris Corp.	46,387	2,158,851
*Hauppauge Digital, Inc.	3,948	9,791
Heartland Payment Systems, Inc.	12,657	199,981
Hewlett-Packard Co.	293,241	13,398,181
*Hittite Microwave Corp.	8,097	484,039
*HSW International, Inc.	1,020	4,080
*Hutchinson Technology, Inc.	10,577	35,010
*Hypercom Corp.	29,883	267,154
*I.D. Systems, Inc.	4,690	20,355
*IAC/InterActiveCorp.	86,425	2,444,963
*IEC Electronics Corp.	3,738	32,334
iGATE Corp.	23,566	362,916
#*iGo, Inc.	13,700	45,758
*Ikanos Communications, Inc.	4,543	5,452
*Imation Corp.	21,616	218,322
Imergent, Inc.	4,054	18,000
*Immersion Corp.	11,914	70,412
*Infinera Corp.	45,374	332,818
#*Informatica Corp.	23,530	1,091,792
*InfoSpace, Inc.	19,911	162,872
*Ingram Micro, Inc.	86,310	1,703,759
*Innodata Isogen, Inc.	10,903	30,855
*Insight Enterprises, Inc.	33,705	469,174
*Integral Systems, Inc.	9,143	111,453
*Integrated Device Technology, Inc.	89,566	571,431
*Integrated Silicon Solution, Inc.	12,878	134,189

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Intel Corp.	835,086	$17,920,946
*Intellicheck Mobilisa, Inc.	4,118	5,395
*Interactive Intelligence, Inc.	6,758	221,189
#*InterDigital, Inc.	11,806	568,459
*Intermec, Inc.	34,038	386,672
*Internap Network Services Corp.	29,532	215,288
International Business Machines Corp.	179,066	29,008,692
*International Rectifier Corp.	40,319	1,291,418
● #*Internet Media Services, Inc.	495	—
*Interphase Corp.	700	1,379
#Intersil Corp. Class A	71,800	1,085,616
*Intest Corp.	1,100	4,257
*Intevac, Inc.	12,512	172,040
*IntriCon Corp.	1,974	7,896
*Intuit, Inc.	44,061	2,067,783
*INX, Inc.	3,937	28,346
*IPG Photonics Corp.	34,550	1,197,158
*Iteris, Inc.	3,700	6,475
*Itron, Inc.	18,962	1,100,175
*Ixia.	31,269	491,861
*IXYS Corp.	17,609	199,510
#*j2 Global Communications, Inc.	20,830	574,908
Jabil Circuit, Inc.	107,500	2,172,575
Jack Henry & Associates, Inc.	39,617	1,171,079
*JDA Software Group, Inc.	23,075	696,404
*JDS Uniphase Corp.	103,647	1,758,890
*Juniper Networks, Inc.	75,400	2,798,848
*Kenexa Corp.	10,156	210,635
*KEY Tronic Corp.	5,044	29,608
Keynote Systems, Inc.	8,253	143,850
*KIT Digital, Inc.	12,285	169,287
KLA-Tencor Corp.	43,900	1,935,112
*Knot, Inc. (The)	19,277	213,589
*Kopin Corp.	37,341	151,604
*Kulicke & Soffa Industries, Inc.	37,700	367,575
*KVH Industries, Inc.	6,291	76,436
#*L-1 Identity Solutions, Inc.	69,994	835,028
*Lam Research Corp.	23,816	1,188,180
*Lattice Semiconductor Corp.	70,322	438,106
*Lawson Software, Inc.	75,226	707,124
*LeCroy Corp.	4,000	52,200
Lender Processing Services, Inc.	16,068	509,998
#*Lexmark International, Inc.	36,306	1,264,901
*Limelight Networks, Inc.	47,022	293,182
Linear Technology Corp.	38,640	1,344,286
*Lionbridge Technologies, Inc.	17,466	67,069
*Liquidity Services, Inc.	11,934	170,298
Littlefuse, Inc.	10,556	541,312
#*LogMeIn, Inc.	2,094	80,682
*LoJack Corp.	19,851	126,054
*LookSmart, Ltd.	8,194	14,667
*LoopNet, Inc.	14,267	146,522
*Loral Space & Communications, Inc.	9,000	670,230
*LSI Corp.	285,493	1,767,202
*LTX-Credence Corp.	4,233	37,526
*Mace Security International, Inc.	2,000	820
*Magma Design Automation, Inc.	18,600	100,998
*Manhattan Associates, Inc.	14,388	424,590
*ManTech International Corp. Class A	11,814	474,982
Marchex, Inc.	14,191	135,098
*Marvell Technology Group, Ltd.	84,086	1,598,475

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Mastech Holdings, Inc.	925	$3,746
MasterCard, Inc. Class A	13,389	3,166,632
*Mattson Technology, Inc.	23,651	54,161
Maxim Integrated Products, Inc.	60,227	1,555,061
Maximus, Inc.	9,636	653,803
*Maxwell Technologies, Inc.	5,729	103,122
*McAfee, Inc.	24,200	1,159,180
*Measurement Specialties, Inc.	7,997	215,439
*MEMC Electronic Materials, Inc.	118,777	1,317,237
*MEMSIC, Inc.	5,743	17,918
*Mentor Graphics Corp.	63,742	811,754
*Mercury Computer Systems, Inc.	13,294	250,991
Mesa Laboratories, Inc.	1,172	33,695
Methode Electronics, Inc.	21,100	249,402
Micrel, Inc.	27,902	373,608
#Microchip Technology, Inc.	32,281	1,177,288
*Micron Technology, Inc.	320,589	3,379,008
*MICROS Systems, Inc.	37,308	1,706,468
*Microsemi Corp.	38,945	875,873
Microsoft Corp.	1,056,293	29,285,723
*MicroStrategy, Inc.	2,290	243,564
*Mindspeed Technologies, Inc.	8,542	59,965
*MIPS Technologies, Inc.	15,400	191,268
*MKS Instruments, Inc.	27,910	801,296
Mocon, Inc.	2,858	36,782
*ModusLink Global Solutions, Inc.	25,029	153,428
#Molex, Inc.	14,500	379,175
Molex, Inc. Class A	40,066	871,836
*MoneyGram International, Inc.	30,500	75,335
*Monolithic Power Systems, Inc.	14,978	219,727
*Monotype Imaging Holdings, Inc.	15,769	177,165
*MoSys, Inc.	12,335	71,543
*Motorola Mobility Holdings, Inc.	54,207	1,510,749
*Motorola Solutions, Inc.	61,951	2,401,840
*Move, Inc.	15,878	35,726
#MTS Systems Corp.	7,408	277,170
*Multi-Fineline Electronix, Inc.	13,943	402,953
*Nanometrics, Inc.	12,650	216,568
*NAPCO Security Technologies, Inc.	6,187	11,632
National Instruments Corp.	35,851	1,516,856
National Semiconductor Corp.	49,962	757,424
*NCI, Inc. Class A	3,708	77,868
*NCR Corp.	72,554	1,189,886
*NetApp, Inc.	77,714	4,253,287
*NETGEAR, Inc.	16,292	564,599
*NetList, Inc.	11,200	23,968
*NetLogic Microsystems, Inc.	29,113	1,014,879
*NetScout Systems, Inc.	19,372	444,006
#*NetSuite, Inc.	2,360	63,555
*Network Engines, Inc.	4,876	8,874
*Network Equipment Technologies, Inc.	13,081	64,620
*NeuStar, Inc.	34,311	920,564
*Newport Corp.	20,227	354,984
NIC, Inc.	15,586	159,445
*Novatel Wireless, Inc.	17,400	125,454
*Novell, Inc.	175,585	1,057,022
*Novellus Systems, Inc.	46,600	1,680,862
#*Nuance Communications, Inc.	74,393	1,512,410
*NumereX Corp. Class A	5,572	51,485
*Nvidia Corp.	99,459	2,379,059
*Occam Networks, Inc.	16,080	137,484

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Oclaro, Inc.	17,805	$247,133
*OmniVision Technologies, Inc.	24,500	632,835
*ON Semiconductor Corp.	142,816	1,578,117
*Online Resources Corp.	14,442	97,050
*Onvia, Inc.	442	1,927
*OpenTable, Inc.	3,516	276,428
*Openwave Systems, Inc.	31,243	63,423
*Oplink Communications, Inc.	10,900	270,102
OPNET Technologies, Inc.	9,700	277,323
*Opnext, Inc.	9,765	18,163
Optical Cable Corp.	1,751	10,681
Oracle Corp.	595,998	19,089,816
*Orbcomm, Inc.	18,711	55,946
*OSI Systems, Inc.	9,300	353,307
*PAR Technology Corp.	7,596	45,880
*Parametric Technology Corp.	54,580	1,213,313
Park Electrochemical Corp.	11,715	356,839
#*ParkerVision, Inc.	2,905	1,714
Paychex, Inc.	51,933	1,661,856
*PC Connection, Inc.	14,833	131,272
*PC Mall, Inc.	5,892	41,244
*PC-Tel, Inc.	12,027	87,196
*PDF Solutions, Inc.	10,402	60,228
Pegasystems, Inc.	1,450	49,561
*Perceptron, Inc.	3,997	21,464
*Perficient, Inc.	14,546	170,043
*Performance Technologies, Inc.	3,800	6,536
*Pericom Semiconductor Corp.	13,848	138,895
*Pervasive Software, Inc.	7,283	40,348
#*Photronics, Inc.	29,838	196,632
*Pixelworks, Inc.	5,086	17,089
*Planar Systems, Inc.	8,348	21,538
Plantronics, Inc.	24,360	862,344
*Plexus Corp.	23,045	623,137
*PLX Technology, Inc.	15,800	50,797
*PMC - Sierra, Inc.	133,401	1,043,196
*Polycom, Inc.	39,700	1,740,845
Power Integrations, Inc.	12,900	476,397
#*Power-One, Inc.	34,544	369,621
*Presstek, Inc.	8,545	17,859
●*Price Communications Liquidation Trust	5,700	—
*Progress Software Corp.	29,920	856,923
*PROS Holdings, Inc.	10,751	107,295
Pulse Electronics Corp.	13,268	67,799
*QAD, Inc. Class A	4,478	38,421
*QAD, Inc. Class B	1,119	9,870
*QLogic Corp.	49,800	886,938
QUALCOMM, Inc.	210,193	11,377,747
*Qualstar Corp.	3,826	7,384
*Quantum Corp.	100,704	270,894
*Quest Software, Inc.	44,260	1,142,793
*QuickLogic Corp.	8,175	47,333
#*Rackspace Hosting, Inc.	24,748	829,305
*Radiant Systems, Inc.	13,304	242,798
*RadiSys Corp.	12,800	108,288
*RAE Systems, Inc.	6,100	10,492
*Rainmaker Systems, Inc.	4,893	6,997
#*Rambus, Inc.	24,904	510,283
*Ramtron International Corp.	10,124	27,234
*RealNetworks, Inc.	72,719	273,423
*Red Hat, Inc.	35,193	1,454,175

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Reis, Inc.	6,081	$41,655
*Relm Wireless Corp.	1,238	2,352
Renaissance Learning, Inc.	8,803	93,400
RF Industries, Ltd.	1,427	10,303
*RF Micro Devices, Inc.	127,947	859,804
Richardson Electronics, Ltd.	7,755	100,350
*RightNow Technologies, Inc.	7,511	194,760
*Rimage Corp.	4,568	65,003
*Riverbed Technology, Inc.	28,838	1,034,419
*Rofin-Sinar Technologies, Inc.	16,600	649,060
*Rogers Corp.	8,964	383,480
#*Rosetta Stone, Inc.	9,800	184,338
#*Rovi Corp.	44,318	2,737,080
#*Rubicon Technology, Inc.	245	4,412
*Rudolph Technologies, Inc.	17,906	180,134
*S1 Corp.	34,738	223,713
*Saba Software, Inc.	12,840	83,588
*SAIC, Inc.	18,663	309,246
*Salesforce.com, Inc.	18,300	2,363,262
*Sandisk Corp.	62,730	2,846,060
#*Sanmina-SCI Corp.	38,485	578,430
Sapient Corp.	62,904	751,703
*SAVVIS, Inc.	14,995	461,396
*ScanSource, Inc.	15,390	557,272
*Scientific Learning Corp.	3,436	11,511
*SeaChange International, Inc.	17,708	146,622
*Seagate Technology	72,675	1,017,450
*Semtech Corp.	28,700	626,664
Servidyne, Inc.	115	301
*ShoreTel, Inc.	20,695	156,868
*Sigma Designs, Inc.	17,619	245,433
*Silicon Graphics International Corp.	14,732	146,141
*Silicon Image, Inc.	37,136	254,753
#*Silicon Laboratories, Inc.	20,200	898,496
*Skyworks Solutions, Inc.	81,501	2,589,287
*Smart Modular Technologies (WWH), Inc.	35,285	238,527
*Smith Micro Software, Inc.	18,669	235,603
*SolarWinds, Inc.	18,226	344,471
Solera Holdings, Inc.	19,065	997,671
*Sonic Solutions, Inc.	9,183	133,934
*Sonus Networks, Inc.	155,502	427,630
*Soundbite Communications, Inc.	1,385	3,933
*Sourcefire, Inc.	12,700	312,547
*Spansion, Inc. Class A	33,348	662,958
*Spark Networks, Inc.	5,400	16,362
*Spectrum Control, Inc.	6,606	87,596
*SRA International, Inc.	25,374	676,978
*SRS Labs, Inc.	5,673	57,467
Stamps.com, Inc.	6,012	76,473
*Standard Microsystems Corp.	12,991	312,434
*StarTek, Inc.	6,261	34,436
#*STEC, Inc.	22,957	470,389
#*Stratasys, Inc.	9,500	313,785
*Stream Global Services, Inc.	1,303	4,717
*SuccessFactors, Inc.	20,635	600,891
#*SunPower Corp. Class A	32,343	434,690
*Super Micro Computer, Inc.	15,203	213,982
*SuperMedia, Inc.	82	583
*Supertex, Inc.	7,053	161,584
*Support.com, Inc.	22,395	124,068
Sycamore Networks, Inc.	16,353	341,124

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Symantec Corp.	112,900	$1,988,169
*Symmetricom, Inc.	24,186	150,195
#*Synaptics, Inc.	15,400	438,284
*Synchronoss Technologies, Inc.	12,529	356,575
*SYNNEX Corp.	20,700	691,173
*Synopsys, Inc.	64,219	1,742,261
Syntel, Inc.	11,574	645,482
*Take-Two Interactive Software, Inc.	49,291	614,905
*Taleo Corp.	18,378	541,416
*Tech Data Corp.	26,869	1,260,425
*TechTarget, Inc.	23,267	171,012
*Tekelec	35,628	408,831
*TeleCommunication Systems, Inc.	22,835	93,395
*TeleTech Holdings, Inc.	27,180	581,924
Tellabs, Inc.	213,598	1,132,069
Telular Corp.	5,694	40,029
*Teradata Corp.	29,053	1,248,988
#*Teradyne, Inc.	83,922	1,399,819
#*Terremark Worldwide, Inc.	20,956	396,907
Tessco Technologies, Inc.	5,682	65,457
*Tessera Technologies, Inc.	29,081	503,683
Texas Instruments, Inc.	167,130	5,667,378
TheStreet.com, Inc.	14,794	45,122
*THQ, Inc.	38,700	224,847
*TIBCO Software, Inc.	145,969	3,208,399
*Tier Technologies, Inc.	8,000	46,320
*TNS, Inc.	11,378	201,163
*Tollgrade Communications, Inc.	6,173	57,285
Total System Services, Inc.	89,088	1,551,022
*Transact Technologies, Inc.	3,700	35,113
*TranSwitch Corp.	131	282
*Travelzoo, Inc.	4,048	190,256
*Trident Microsystems, Inc.	13,500	20,115
*Trimble Navigation, Ltd.	45,500	2,096,640
*Trio-Tech International	1,525	7,640
*Triquint Semiconductor, Inc.	77,541	1,020,440
*TSR, Inc.	210	1,040
*TTM Technologies, Inc.	45,673	726,201
Tyco Electronics, Ltd.	62,272	2,256,115
#*Tyler Technologies, Inc.	17,136	355,572
#*Ultimate Software Group, Inc.	2,958	143,759
*Ultra Clean Holdings, Inc.	8,957	111,962
*Ultratech, Inc.	11,132	250,860
*Unisys Corp.	19,619	555,806
United Online, Inc.	48,790	344,945
*Universal Display Corp.	8,486	287,166
*UTStarcom, Inc.	67,573	141,903
#*ValueClick, Inc.	36,974	518,006
*Varian Semiconductor Equipment Associates, Inc.	34,177	1,519,168
#*Veeco Instruments, Inc.	18,887	817,052
*VeriFone Systems, Inc.	19,356	773,079
VeriSign, Inc.	31,460	1,058,629
*Vertro, Inc.	500	2,560
#*Viasat, Inc.	18,708	811,834
*Viasystems Group, Inc.	3,336	67,487
*Vicon Industries, Inc.	600	2,880
*Video Display Corp.	2,912	11,066
#Virnetx Holding Corp.	16,186	203,944
*Virtusa Corp.	21,168	340,805
Visa, Inc.	68,153	4,760,487
*Vishay Intertechnology, Inc.	96,400	1,590,600

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*VistaPrint NV	11,693	$592,134
*VMware, Inc. Class A	13,501	1,154,606
*Vocus, Inc.	6,089	157,888
*Volterra Semiconductor Corp.	7,600	188,860
*Wave Systems Corp. Class A	1,900	7,258
Wayside Technology Group, Inc.	1,500	18,150
*Web.com Group, Inc.	15,331	144,111
*WebMD Health Corp.	26,511	1,385,995
*Websense, Inc.	5,508	105,533
*Westell Technologies, Inc.	22,958	71,170
*Western Digital Corp.	98,333	3,345,289
Western Union Co. (The)	85,655	1,737,083
*Wireless Telecom Group, Inc.	3,316	3,449
*WPCS International, Inc.	2,200	5,874
*Wright Express Corp.	17,165	812,248
Xerox Corp.	410,462	4,359,106
#Xilinx, Inc.	35,947	1,157,493
*X-Rite, Inc.	48,488	216,256
*Yahoo!, Inc.	252,204	4,065,528
*Zebra Technologies Corp. Class A	26,260	1,021,514
*Zix Corp.	22,690	102,105
*Zoran Corp.	27,120	257,369
*Zygo Corp.	7,781	84,657

Total Information Technology		553,267,320

Materials — (4.8%)
A. Schulman, Inc.	17,886	381,866
*A.M. Castle & Co.	13,003	204,017
*AEP Industries, Inc.	2,600	71,994
Air Products & Chemicals, Inc.	27,743	2,420,577
Airgas, Inc.	26,700	1,673,289
#AK Steel Holding Corp.	61,732	981,539
Albemarle Corp.	28,547	1,603,200
Alcoa, Inc.	214,004	3,546,046
#Allegheny Technologies, Inc.	27,906	1,819,192
*Allied Nevada Gold Corp.	32,149	850,020
#AMCOL International Corp.	13,866	414,871
*American Pacific Corp.	2,600	15,964
American Vanguard Corp.	14,212	117,817
AptarGroup, Inc.	31,040	1,491,782
*Arabian American Development Co.	9,610	43,245
Arch Chemicals, Inc.	12,100	438,504
Ashland, Inc.	36,943	2,144,911
Balchem Corp.	9,978	335,743
Ball Corp.	16,600	1,180,758
Bemis Co., Inc.	62,610	2,037,955
#Boise, Inc.	49,062	441,067
*Brush Engineered Materials, Inc.	11,680	408,566
Buckeye Technologies, Inc.	22,691	570,906
Cabot Corp.	37,532	1,623,259
*Calgon Carbon Corp.	25,258	360,179
*Capital Gold Corp.	20,825	99,752
Carpenter Technology Corp.	19,850	816,827
Celanese Corp. Class A	28,693	1,190,473
*Century Aluminum Co.	53,229	791,515
CF Industries Holdings, Inc.	30,371	4,101,300
*Clearwater Paper Corp.	5,500	434,940
Cliffs Natural Resources, Inc.	27,994	2,392,367
*Coeur d’Alene Mines Corp.	51,969	1,215,035
Commercial Metals Co.	66,164	1,106,262
Compass Minerals International, Inc.	7,752	712,176

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*Contango ORE, Inc.	833	$7,913
*Continental Materials Corp.	100	2,228
*Core Molding Technologies, Inc.	1,401	8,602
*Crown Holdings, Inc.	28,559	952,728
Cytec Industries, Inc.	28,534	1,556,244
Deltic Timber Corp.	5,696	341,703
#Domtar Corp.	23,963	2,107,067
Dow Chemical Co. (The)	215,586	7,648,991
E.I. du Pont de Nemours & Co.	113,543	5,754,359
Eagle Materials, Inc.	23,688	686,952
Eastman Chemical Co.	22,900	2,126,494
Ecolab, Inc.	30,748	1,527,868
*Ferro Corp.	43,642	672,960
#*Flotek Industries, Inc.	2,019	14,214
FMC Corp.	12,831	975,926
Freeport-McMoRan Copper & Gold, Inc. Class B	71,365	7,760,944
Friedman Industries, Inc.	5,521	47,812
*General Moly, Inc.	31,100	158,299
*General Steel Holdings, Inc.	12,546	32,118
*Georgia Gulf Corp.	19,616	522,374
Globe Specialty Metals, Inc.	34,088	625,856
*Golden Minerals, Co.	6,680	130,928
*Graphic Packaging Holding Co.	177,363	842,474
Greif, Inc. Class A	11,500	725,075
Greif, Inc. Class B	10,748	649,717
H.B. Fuller Co.	27,780	633,106
Hawkins, Inc.	4,610	181,035
Haynes International, Inc.	6,727	327,739
*Headwaters, Inc.	34,439	181,149
#*Hecla Mining Co.	142,848	1,285,632
*Horsehead Holding Corp.	25,019	317,991
Huntsman Corp.	135,279	2,355,207
Innophos Holdings, Inc.	12,373	410,412
*Innospec, Inc.	12,297	247,416
International Flavors & Fragrances, Inc.	15,200	867,160
International Paper Co.	89,226	2,576,847
#*Intrepid Potash, Inc.	35,776	1,292,945
Kaiser Aluminum Corp.	10,816	516,031
*KapStone Paper & Packaging Corp.	26,710	454,871
KMG Chemicals, Inc.	4,890	83,277
Koppers Holdings, Inc.	6,843	263,319
*Kraton Performance Polymers, Inc.	5,278	165,676
Kronos Worldwide, Inc.	16,563	725,956
*Landec Corp.	14,825	92,804
#Limoneira Co.	2,236	50,310
*Louisiana-Pacific Corp.	76,333	766,383
*LSB Industries, Inc.	10,014	301,622
Lubrizol Corp.	26,214	2,816,956
#Martin Marietta Materials, Inc.	11,973	999,746
*Material Sciences Corp.	3,017	21,994
MeadWestavco Corp.	72,447	2,074,158
*Mercer International, Inc.	23,501	200,934
*Metalline Mining Co.	500	565
Minerals Technologies, Inc.	10,700	674,314
*Mines Management, Inc.	4,267	12,972
*Mod-Pac Corp.	1,105	5,448
Monsanto Co.	64,669	4,745,411
Mosaic Co. (The)	15,877	1,286,672
Myers Industries, Inc.	19,991	182,718
Nalco Holding Co.	39,538	1,204,327
*Nanophase Technologies Corp.	700	959

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Neenah Paper, Inc.	8,561	$164,885
NewMarket Corp.	6,604	837,783
Newmont Mining Corp.	63,226	3,481,856
NL Industries, Inc.	26,197	349,730
*Northern Technologies International Corp.	1,831	27,648
#Nucor Corp.	63,883	2,932,869
Olin Corp.	45,964	894,919
Olympic Steel, Inc.	5,993	164,028
*OM Group, Inc.	17,843	645,560
*Omnova Solutions, Inc.	13,584	95,496
*Owens-Illinois, Inc.	25,194	742,971
P.H. Glatfelter Co.	25,609	308,076
Packaging Corp. of America	47,014	1,328,146
*Penford Corp.	8,423	49,780
*PolyOne Corp.	42,620	560,453
PPG Industries, Inc.	36,472	3,073,860
#Praxair, Inc.	41,153	3,828,875
Quaker Chemical Corp.	5,240	201,111
Reliance Steel & Aluminum Co.	41,915	2,191,735
#Rock-Tenn Co. Class A	22,187	1,480,982
*Rockwood Holdings, Inc.	35,098	1,424,628
*Royal Gold, Inc.	30,990	1,437,936
RPM International, Inc.	59,702	1,398,818
*RTI International Metals, Inc.	17,124	494,712
Schnitzer Steel Industries, Inc. Class A	14,228	877,868
Schweitzer-Maudoit International, Inc.	8,654	518,894
Scotts Miracle-Gro Co. Class A (The)	30,950	1,599,186
Sealed Air Corp.	68,687	1,833,256
*Senomyx, Inc.	9,098	54,133
Sensient Technologies Corp.	28,725	974,065
Sherwin-Williams Co.	20,958	1,775,771
#Sigma-Aldrich Corp.	19,993	1,272,554
Silgan Holdings, Inc.	35,926	1,341,118
*Solitario Exploration & Royalty Corp.	1,700	5,950
*Solutia, Inc.	57,137	1,338,149
Sonoco Products Co.	47,660	1,694,313
Southern Copper Corp.	102,838	4,609,199
*Spartech Corp.	15,385	128,465
Steel Dynamics, Inc.	120,764	2,197,905
Stepan Co.	4,484	325,180
*Stillwater Mining Co.	45,579	988,153
#*STR Holdings, Inc.	11,700	213,876
Synalloy Corp.	4,755	57,298
Temple-Inland, Inc.	61,859	1,483,997
Texas Industries, Inc.	16,015	636,276
*Titanium Metals Corp.	94,193	1,775,538
*U.S. Gold Corp.	56,122	359,181
*United States Lime & Minerals, Inc.	2,841	113,015
#United States Steel Corp.	55,555	3,203,857
*Universal Stainless & Alloy Products, Inc.	3,748	119,936
Valhi, Inc.	22,008	454,245
Valspar Corp.	56,336	2,105,276
*Verso Paper Corp.	12,902	60,252
#Vulcan Materials Co.	52,638	2,240,273
#Walter Energy, Inc.	10,120	1,318,332
Wausau Paper Corp.	27,410	234,904
Westlake Chemical Corp.	34,626	1,340,719
Weyerhaeuser Co.	120,714	2,798,151
#Worthington Industries, Inc.	43,184	820,496
*WR Grace & Co.	33,933	1,204,282
*Xerium Technologies, Inc.	161	3,180

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Zep, Inc.	9,766	$176,472
*Zoltek Cos., Inc.	19,281	215,562

Total Materials		172,827,956

Other — (0.0%)
● *Avigen, Inc. Escrow Shares	5,711	—
● *Concord Camera Corp. Escrow Shares	405	—
*GAMCO Investors, Inc. Debentures	98	4,359
● *MAIR Holdings, Inc. Escrow Shares	300	—
● #*Pelican Financial, Inc. Escrow Shares	100	—
● *Softbrands, Inc. Escrow Shares	3,200	—
● *Student Loan Corp. Escrow Shares	8,089	20,222
● *Voyager Learning Co. Escrow Shares.	669	—

Total Other		24,581

Real Estate Investment Trusts — (0.0%)
Sabra Healthcare REIT, Inc.	9,708	180,666

Telecommunication Services — (2.5%)
AboveNet, Inc.	11,382	677,912
#Alaska Communications Systems Group, Inc.	17,910	164,772
*American Tower Corp.	50,528	2,569,854
*Arbinet Corp.	1,925	18,095
AT&T, Inc.	1,237,660	34,060,403
Atlantic Tele-Network, Inc.	6,772	252,934
*Cbeyond, Inc.	13,690	200,558
#CenturyLink, Inc.	90,602	3,917,630
*CIncinnati Bell, Inc.	85,500	243,675
*Cogent Communications Group, Inc.	17,307	236,067
Consolidated Communications Holdings, Inc.	13,319	236,412
*Crown Castle International Corp.	41,815	1,763,339
*FiberTower Corp.	28,409	105,113
Frontier Communications Corp.	431,510	3,956,947
*General Communications, Inc. Class A	28,610	346,467
*Global Crossing, Ltd.	15,147	201,910
HickoryTech Corp.	5,965	60,187
*Hughes Communications, Inc.	9,910	604,708
*ICO Global Communications (Holdings), Ltd.	1,638	2,277
IDT Corp. Class B	9,766	224,911
*Iridium Communications, Inc.	38,656	296,878
*Leap Wireless International, Inc.	32,055	448,129
*MetroPCS Communications, Inc.	186,127	2,406,622
*Neutral Tandem, Inc.	18,164	274,640
*NII Holdings, Inc.	57,348	2,407,469
NTELOS Holdings Corp.	18,345	369,835
*PAETEC Holding Corp.	64,736	255,707
*Premiere Global Services, Inc.	32,649	203,403
Qwest Communications International, Inc.	276,300	1,970,019
#*SBA Communications Corp.	20,540	838,032
Shenandoah Telecommunications Co.	10,486	175,431
*Sprint Nextel Corp.	541,815	2,449,004
*SureWest Communications	6,720	73,651
Telephone & Data Systems, Inc.	28,863	1,031,852
Telephone & Data Systems, Inc. Special Shares	24,144	744,118
*tw telecom, Inc.	68,530	1,175,290
*United States Cellular Corp.	21,030	1,025,002
USA Mobility, Inc.	10,923	186,565
Verizon Communications, Inc.	579,168	20,629,964
*Vonage Holdings Corp.	84,000	275,520
Warwick Valley Telephone Co.	2,996	44,281
Windstream Corp.	82,156	1,052,418

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
*Xeta Corp.	4,339	$14,753

Total Telecommunication Services		88,192,754

Utilities — (3.1%)
*AES Corp.	337,889	4,189,824
AGL Resources, Inc.	35,200	1,291,840
Allegheny Energy, Inc.	26,879	692,941
ALLETE, Inc.	16,538	610,418
Alliant Energy Corp.	20,793	772,668
Ameren Corp.	48,394	1,372,938
American Electric Power Co., Inc.	68,351	2,438,764
American States Water Co.	8,315	282,710
American Water Works Co., Inc.	45,693	1,165,171
#Aqua America, Inc.	63,429	1,466,478
Artesian Resources Corp.	2,709	51,525
Atmos Energy Corp.	41,814	1,363,136
Avista Corp.	26,224	593,974
#Black Hills Corp.	17,839	553,187
#*Cadiz, Inc.	2,721	32,135
California Water Service Group	11,294	412,231
*Calpine Corp.	188,357	2,687,854
CenterPoint Energy, Inc.	70,361	1,136,330
Central Vermont Public Service Corp.	6,710	144,064
CH Energy Group, Inc.	10,263	498,884
Chesapeake Utilities Corp.	4,161	162,695
Cleco Corp.	28,199	881,501
#CMS Energy Corp.	69,200	1,349,400
Connecticut Water Services, Inc.	4,541	111,118
Consolidated Edison, Inc.	41,045	2,048,556
Consolidated Water Co., Ltd.	1,153	12,614
Constellation Energy Group, Inc.	35,929	1,158,710
Delta Natural Gas Co., Inc.	1,429	46,585
Dominion Resources, Inc.	82,633	3,597,841
DPL, Inc.	55,846	1,462,048
DTE Energy Co.	30,529	1,412,272
Duke Energy Corp.	185,689	3,320,119
*Dynegy, Inc.	13,281	83,537
Edison International, Inc.	69,891	2,535,645
*El Paso Electric Co.	19,400	522,830
Empire District Electric Co.	19,115	411,355
Energen Corp.	32,537	1,818,818
Entergy Corp.	25,927	1,871,152
EQT Corp.	25,020	1,205,714
Exelon Corp.	92,143	3,916,999
#FirstEnergy Corp.	42,432	1,659,940
Gas Natural, Inc.	2,145	23,123
*GenOn Energy, Inc.	413,738	1,712,875
Great Plains Energy, Inc.	63,787	1,255,328
#Hawaiian Electric Industries, Inc.	42,747	1,064,400
IDACORP, Inc.	22,502	840,900
#Integrys Energy Group, Inc.	30,943	1,472,577
ITC Holdings Corp.	23,652	1,553,936
Laclede Group, Inc.	10,243	389,234
MDU Resources Group, Inc.	53,602	1,137,970
MGE Energy, Inc.	10,587	430,891
Middlesex Water Co.	7,149	127,109
National Fuel Gas Co.	14,579	996,329
New Jersey Resources Corp.	19,232	806,975
NextEra Energy, Inc.	56,615	3,026,638
Nicor, Inc.	20,538	1,036,553
NiSource, Inc.	45,576	848,625

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
Northeast Utilities, Inc.	29,318	$965,149
Northwest Natural Gas Co.	12,241	545,459
NorthWestern Corp.	16,616	469,236
*NRG Energy, Inc.	105,941	2,198,276
#NSTAR	25,400	1,101,852
NV Energy, Inc.	125,628	1,805,274
OGE Energy Corp.	18,150	832,904
Oneok, Inc.	17,833	1,050,185
#Ormat Technologies, Inc.	26,141	804,097
Otter Tail Corp.	16,634	377,093
Pennichuck Corp.	1,797	50,496
Pepco Holdings, Inc.	36,702	681,556
PG&E Corp.	55,409	2,564,329
#Piedmont Natural Gas Co.	33,423	937,849
Pinnacle West Capital Corp.	25,155	1,024,060
PNM Resources, Inc.	39,500	514,685
Portland General Electric Co.	35,013	782,190
PPL Corp.	74,403	1,918,853
Progress Energy, Inc.	41,732	1,874,601
Public Service Enterprise Group, Inc.	100,773	3,268,068
Questar Corp.	87,572	1,526,380
RGC Resources, Inc.	599	19,006
#SCANA Corp.	22,819	964,559
Sempra Energy	32,650	1,700,086
SJW Corp.	10,481	256,156
#South Jersey Industries, Inc.	13,818	721,852
Southern Co.	116,665	4,388,937
Southwest Gas Corp.	20,964	780,699
TECO Energy, Inc.	92,753	1,707,583
UGI Corp.	51,121	1,602,643
UIL Holdings Corp.	23,268	702,461
Unisource Energy Corp.	16,723	598,851
Unitil Corp.	5,369	118,118
Vectren Corp.	38,047	1,007,865
#Westar Energy, Inc.	51,589	1,315,520
WGL Holdings, Inc.	23,443	845,355
Wisconsin Energy Corp.	21,406	1,290,568
Xcel Energy, Inc.	64,321	1,516,046
York Water Co.	5,712	96,361

Total Utilities		112,995,242

TOTAL COMMON STOCKS		3,324,049,715

RIGHTS/WARRANTS — (0.0%)
*Accuride Corp. Warrants 02/26/12	3,543	531
●*Avalon Contingent Value Rights	1,800	—
*Caliper Life Sciences, Inc. Warrants 08/10/11	157	91
*Celgene Corp. Contingent Value Rights	15,938	37,773
●*Contra Pharmacopeia Contingent Value Rights	3,300	—
●*Emergent Biosolutions, Inc. Contingent Value Rights	1,100	—
●Ligand Pharmaceuticals, Inc. Class B Contingent Value Rights	7,600	—
●*U.S. Concrete, Inc. Warrants A 08/31/17	294	—
●*U.S. Concrete, Inc. Warrants B 08/31/17	294	—
*Valley National BanCorp Warrants 06/30/15	138	395

TOTAL RIGHTS/WARRANTS		38,790

TEMPORARY CASH INVESTMENTS — (0.6%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	21,557,558	21,557,558

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (7.3%)
§@DFA Short Term Investment Fund	261,611,696	$261,611,696
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $2,067,148 FNMA 6.000%, 10/01/39, valued at $1,601,075) to be repurchased at $1,554,450	$1,554	1,554,441

TOTAL SECURITIES LENDING COLLATERAL		263,166,137

TOTAL INVESTMENTS — (100.0%) (Cost $3,131,645,753)##		$3,608,812,200

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$446,132,582	—	—	$446,132,582
Consumer Staples	254,120,955	—	—	254,120,955
Energy	359,697,540	$10,923	—	359,708,463
Financials	551,316,645	1,028	—	551,317,673
Health Care	347,077,792	26,516	—	347,104,308
Industrials	438,177,215	—	—	438,177,215
Information Technology	553,267,320	—	—	553,267,320
Materials	172,827,956	—	—	172,827,956
Other	4,359	20,222	—	24,581
Real Estate Investment Trusts	180,666	—	—	180,666
Telecommunication Services	88,192,754	—	—	88,192,754
Utilities	112,995,242	—	—	112,995,242
Rights/Warrants	38,790	—	—	38,790
Temporary Cash Investments	21,557,558	—	—	21,557,558
Securities Lending Collateral	—	263,166,137	—	263,166,137

TOTAL	$3,345,587,374	$263,224,826	—	$3,608,812,200

See accompanying Notes to Schedules of Investments.

U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value†
COMMON STOCKS — (91.5%)
Consumer Discretionary — (13.0%)
*1-800-FLOWERS.COM, Inc.	18,920	$51,841
*4Kids Entertainment, Inc.	4,200	2,856
*99 Cents Only Stores	87,518	1,304,018
#Aaron’s, Inc.	100,644	1,931,358
Abercrombie & Fitch Co.	98,036	4,941,995
*AC Moore Arts & Crafts, Inc.	19,663	43,062
Acme United Corp.	2,302	23,020
Advance Auto Parts, Inc.	34,701	2,218,782
*Aeropostale, Inc.	33,343	804,233
*AFC Enterprises, Inc.	23,483	349,897
*AH Belo Corp.	20,538	166,563
Aldila, Inc.	5,648	29,370
*All American Group, Inc.	800	184
#*Amazon.com, Inc.	36,479	6,188,298
Ambassadors Group, Inc.	23,469	259,098
Amcon Distributing Co.	449	35,233
*American Apparel, Inc.	38,775	39,938
*American Axle & Manufacturing Holdings, Inc.	60,546	865,808
*American Biltrite, Inc.	1,621	10,601
American Eagle Outfitters, Inc.	254,850	3,685,131
#American Greetings Corp. Class A	29,700	645,381
#*American Public Education, Inc.	9,932	333,318
*America’s Car-Mart, Inc.	13,590	338,935
*Amerigon, Inc.	23,107	251,635
Ameristar Casinos, Inc.	61,105	938,573
#*AnnTaylor Stores Corp.	70,590	1,561,451
*Apollo Group, Inc. Class A	15,844	653,882
Arbitron, Inc.	18,047	752,379
*Arctic Cat, Inc.	15,374	246,291
Ark Restaurants Corp.	4,568	66,236
*Asbury Automotive Group, Inc.	41,773	769,041
*Ascena Retail Group, Inc.	95,250	2,582,227
*Ascent Media Corp.	16,967	645,425
*Atrinsic, Inc.	1,332	3,290
*Audiovox Corp. Class A	25,637	184,074
#*AutoNation, Inc.	157,720	4,528,141
*Autozone, Inc.	10,228	2,593,105
*Bakers Footwear Group, Inc.	2,149	2,042
*Ballantyne Strong, Inc.	17,138	128,878
*Bally Technologies, Inc.	21,700	888,181
#Barnes & Noble, Inc.	66,877	1,053,313
*Bassett Furniture Industries, Inc.	8,592	60,144
*Beasley Broadcast Group, Inc.	8,562	45,807
#*Beazer Homes USA, Inc.	94,412	505,104
bebe stores, Inc.	109,054	612,338
*Bed Bath & Beyond, Inc.	45,415	2,179,920
*Belo Corp.	157,142	1,059,137
*Benihana, Inc.	3,952	32,564
*Benihana, Inc. Class A	9,560	78,010
Best Buy Co., Inc.	64,353	2,188,002
Big 5 Sporting Goods Corp.	27,837	352,973
*Big Lots, Inc.	73,748	2,344,449
*Biglari Holdings, Inc.	2,023	869,890
#*BJ’s Restaurants, Inc.	33,901	1,197,722
*Blockbuster, Inc. Class A	10,100	1,082
#*Blue Nile, Inc.	4,686	266,399
*Bluegreen Corp.	31,025	108,587
Blyth, Inc.	10,900	366,458

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Bob Evans Farms, Inc.	38,120	$1,200,018
*Bon-Ton Stores, Inc. (The)	26,063	289,039
#Books-A-Million, Inc.	20,408	116,122
*Borders Group, Inc.	35,958	26,249
#*BorgWarner, Inc.	63,952	4,312,283
Bowl America, Inc. Class A	3,649	47,893
#*Boyd Gaming Corp.	102,300	1,108,932
Brinker International, Inc.	101,743	2,394,013
*Brookfield Homes Corp.	34,704	490,020
Brown Shoe Co., Inc.	51,833	656,724
#Brunswick Corp.	135,085	2,690,893
#Buckle, Inc.	37,475	1,339,731
*Buffalo Wild Wings, Inc.	17,232	754,245
*Build-A-Bear-Workshop, Inc.	22,900	175,414
#*Cabela’s, Inc.	83,743	2,085,201
*Cablevision Systems Corp.	49,802	1,685,798
*Cache, Inc.	18,700	70,312
*California Coastal Communities, Inc.	4,926	49
*California Pizza Kitchen, Inc.	30,539	488,929
#Callaway Golf Co.	85,328	627,161
*Cambium Learning Group, Inc.	82,306	269,141
*Canterbury Park Holding Corp.	4,257	57,257
#*Capella Education Co.	9,472	542,272
*Career Education Corp.	86,237	1,935,158
*Caribou Coffee Co., Inc.	20,636	186,137
*CarMax, Inc.	127,610	4,166,466
*Carmike Cinemas, Inc.	8,500	55,590
Carnival Corp.	264,200	11,812,382
*Carriage Services, Inc.	19,638	100,350
*Carrols Restaurant Group, Inc.	26,007	182,049
*Carter’s, Inc.	71,945	1,992,876
*Casual Male Retail Group, Inc.	57,998	243,592
Cato Corp. Class A	36,240	885,706
*Cavco Industries, Inc.	8,249	339,776
CBS Corp.	17,875	353,567
CBS Corp. Class B	436,051	8,646,891
*CEC Entertainment, Inc.	20,608	761,466
*Charles & Colvard, Ltd.	19,498	53,619
*Charming Shoppes, Inc.	140,637	437,381
#*Cheesecake Factory, Inc.	58,221	1,718,102
Cherokee, Inc.	8,005	128,320
Chico’s FAS, Inc.	159,154	1,737,962
*Children’s Place Retail Stores, Inc. (The)	35,080	1,469,501
#*Chipotle Mexican Grill, Inc.	15,126	3,311,384
#Choice Hotels International, Inc.	31,719	1,203,102
Christopher & Banks Corp.	42,516	242,766
*Chromcraft Revington, Inc.	2,958	5,295
Churchill Downs, Inc.	20,873	864,351
Cinemark Holdings, Inc.	147,049	2,492,481
*Citi Trends, Inc.	18,453	422,574
*CKX, Inc.	112,464	357,636
*Clear Channel Outdoor Holdings, Inc.	35,623	494,803
Coach, Inc.	28,857	1,560,875
*Coast Distribution System, Inc.	1,760	6,899
*Cobra Electronics Corp.	3,857	13,268
#*Coinstar, Inc.	29,858	1,235,823
*Coldwater Creek, Inc.	99,712	290,162
#*Collective Brands, Inc.	75,696	1,541,171
Collectors Universe, Inc.	8,599	119,096
#Columbia Sportswear Co.	45,600	2,780,688
Comcast Corp. Class A	905,103	20,591,093

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Comcast Corp. Special Class A	337,406	$7,233,985
#*Conn’s, Inc.	34,229	151,292
Cooper Tire & Rubber Co.	64,160	1,466,698
*Core-Mark Holding Co., Inc.	15,499	524,486
#*Corinthian Colleges, Inc.	63,899	337,387
*Cost Plus, Inc.	21,775	185,087
CPI Corp.	7,862	156,454
Cracker Barrel Old Country Store, Inc.	11,832	609,111
*Craftmade International, Inc.	2,176	10,227
*Crocs, Inc.	105,000	1,720,950
#*Crown Media Holdings, Inc.	51,918	124,603
CSS Industries, Inc.	8,300	152,388
*Culp, Inc.	14,500	144,855
*Cumulus Media, Inc.	17,457	66,686
*Cybex International, Inc.	9,222	6,916
*Cycle Country Accessories Corp.	554	199
*Dana Holding Corp.	169,411	3,035,845
Darden Restaurants, Inc.	51,600	2,430,876
*Deckers Outdoor Corp.	41,400	3,038,346
*dELiA*s, Inc.	15,474	28,627
*Delta Apparel, Inc.	16,268	209,369
*Destination Maternity Corp.	7,867	318,850
DeVry, Inc.	25,900	1,349,649
*DGSE Cos., Inc.	1,350	5,994
#*Dick’s Sporting Goods, Inc.	28,649	1,033,942
Dillard’s, Inc.	87,901	3,491,428
*DineEquity, Inc.	23,563	1,215,380
*DIRECTV Class A	110,916	4,701,729
*Discovery Communications, Inc. (25470F104)	80,308	3,132,012
*Discovery Communications, Inc. (25470F203)	2,270	87,395
*Discovery Communications, Inc. (25470F302)	99,306	3,372,432
*DISH Network Corp.	43,138	910,643
*Dixie Group, Inc.	5,824	25,859
*Dolan Media Co.	37,705	516,936
*Dollar Tree, Inc.	51,750	2,617,515
*Domino’s Pizza, Inc.	51,800	849,520
*Dorman Products, Inc.	23,053	741,615
Dover Downs Gaming & Entertainment, Inc.	17,200	59,168
*Dover Motorsports, Inc.	9,156	17,213
DR Horton, Inc.	402,606	4,988,288
*DreamWorks Animation SKG, Inc.	13,230	371,366
Drew Industries, Inc.	26,552	627,158
#*drugstore.com, Inc.	66,123	116,707
#*DSW, Inc.	21,178	705,016
*Duckwall-ALCO Stores, Inc.	100	1,328
#*Eastman Kodak Co.	302,937	1,108,749
*EDCI Holdings, Inc.	3,419	10,701
Educational Development Corp.	3,409	23,181
*Einstein Noah Restaurant Group, Inc.	20,074	311,950
Emerson Radio Corp.	23,438	49,923
*Emmis Communications Corp. Class A	5,500	5,610
*Empire Resorts, Inc.	12,000	10,408
*Enova Systems, Inc.	6,780	8,068
*Entercom Communications Corp.	37,780	370,244
#*Entertainment Gaming Asia, Inc.	8,232	2,964
*Entravision Communications Corp.	67,425	145,638
*EnviroStar, Inc.	100	136
Escalade, Inc.	8,437	52,309
#Ethan Allen Interiors, Inc.	36,567	819,101
*Ever-Glory International Group, Inc.	2,000	4,700
*EW Scripps Co. Class A (The)	57,983	526,486

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Exide Technologies	95,608	$918,793
#Expedia, Inc.	106,061	2,668,495
Family Dollar Stores, Inc.	53,600	2,276,928
*Famous Dave’s of America, Inc.	9,044	90,983
*Federal-Mogul Corp.	110,332	2,599,422
Finish Line, Inc. Class A	64,973	999,934
*Fisher Communications, Inc.	9,960	240,434
*Flanigan’s Enterprises, Inc.	1,000	8,310
Flexsteel Industries, Inc.	6,280	106,258
Foot Locker, Inc.	201,557	3,599,808
#*Ford Motor Co.	560,593	8,941,458
Fortune Brands, Inc.	122,709	7,568,691
*Fossil, Inc.	78,094	5,548,579
*Frederick’s of Hollywood Group, Inc.	4,166	3,499
Fred’s, Inc.	50,098	672,816
Frisch’s Restaurants, Inc.	7,545	159,652
#*Fuel Systems Solutions, Inc.	24,920	648,668
*Full House Resorts, Inc.	19,925	89,463
*Furniture Brands International, Inc.	59,829	269,230
Gaiam, Inc.	18,959	144,657
#*GameStop Corp. Class A	197,221	4,155,446
*GameTech International, Inc.	2,571	1,182
Gaming Partners International Corp.	8,266	57,118
Gannett Co., Inc.	260,106	3,833,962
Gap, Inc.	55,856	1,076,345
#Garmin, Ltd.	79,217	2,442,260
*Gaylord Entertainment Co.	60,217	2,007,635
*Geeknet, Inc.	2,841	53,979
*Genesco, Inc.	30,075	1,116,685
Gentex Corp.	93,765	3,007,044
Genuine Parts Co.	36,133	1,869,883
*G-III Apparel Group, Ltd.	24,834	866,458
*Global Traffic Network, Inc.	21,350	229,085
*Golfsmith International Holdings, Inc.	5,933	23,376
*Goodyear Tire & Rubber Co.	96,200	1,142,856
*Grand Canyon Education, Inc.	17,810	322,183
*Gray Television, Inc.	40,848	80,879
*Gray Television, Inc. Class A	3,160	5,530
*Great Wolf Resorts, Inc.	33,074	96,245
Group 1 Automotive, Inc.	30,915	1,169,824
Guess?, Inc.	16,174	691,924
#H&R Block, Inc.	48,700	609,724
*Hallwood Group, Inc.	963	24,075
*Hampshire Group, Ltd.	1,000	3,800
*Hanesbrands, Inc.	37,637	866,404
Harley-Davidson, Inc.	64,955	2,575,466
*Harman International Industries, Inc.	63,908	2,768,495
*Harris Interactive, Inc.	13,112	14,817
Harte-Hanks, Inc.	83,703	1,043,776
Hasbro, Inc.	51,967	2,291,225
*Hastings Entertainment, Inc.	2,673	14,808
Haverty Furniture Cos., Inc.	21,997	264,844
Haverty Furniture Cos., Inc. Class A	2,432	29,792
*Heelys, Inc.	6,558	19,543
*Helen of Troy, Ltd.	39,387	1,105,593
#*hhgregg, Inc.	25,795	472,822
*Hibbett Sporting Goods, Inc.	27,385	876,868
#Hillenbrand, Inc.	44,666	965,232
*Hollywood Media Corp.	18,075	35,066
Home Depot, Inc.	301,629	11,090,898
Hooker Furniture Corp.	16,557	222,029

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Hot Topic, Inc.	57,405	$311,709
#*Hovnanian Enterprises, Inc.	55,200	243,984
*HSN, Inc.	62,267	1,753,439
*Iconix Brand Group, Inc.	92,857	1,843,211
*Image Entertainment, Inc.	8,257	1,218
*Infosonics Corp.	4,740	5,072
International Game Technology	56,806	975,359
International Speedway Corp.	36,869	1,066,620
*Interpublic Group of Cos., Inc. (The)	522,469	5,585,194
*Interval Leisure Group, Inc.	58,763	920,816
*iRobot Corp.	32,678	882,306
*Isle of Capri Casinos, Inc.	37,578	353,985
#*ITT Educational Services, Inc.	5,900	388,456
*J. Alexander’s Corp.	13,496	68,965
#*J. Crew Group, Inc.	25,192	1,093,837
J.C. Penney Co., Inc.	204,800	6,567,936
*Jack in the Box, Inc.	70,959	1,556,840
*Jackson Hewitt Tax Service, Inc.	6,473	10,098
*Jaclyn, Inc.	698	4,031
#*JAKKS Pacific, Inc.	33,289	575,567
Jarden Corp.	102,085	3,460,682
*Jennifer Convertibles, Inc.	1,300	7
*Jo-Ann Stores, Inc.	35,400	2,135,682
Johnson Controls, Inc.	213,952	8,213,617
*Johnson Outdoors, Inc. Class A	19,561	297,718
Jones Group, Inc. (The)	105,948	1,344,480
#*Jos. A. Bank Clothiers, Inc.	35,377	1,511,659
*Journal Communications, Inc.	51,360	246,528
*K12, Inc.	31,456	857,176
#KB Home	120,600	1,789,704
*Kenneth Cole Productions, Inc. Class A	12,006	163,762
*Kid Brands, Inc.	45,375	413,366
*Kirkland’s, Inc.	25,845	342,317
*Knology, Inc.	35,647	521,516
*Kohl’s Corp.	100,682	5,112,632
*Kona Grill, Inc.	8,924	44,709
Koss Corp.	2,279	13,423
*Krispy Kreme Doughnuts, Inc.	81,967	536,884
KSW, Inc.	4,632	17,602
*K-Swiss, Inc. Class A	35,759	411,228
Lacrosse Footwear, Inc.	8,544	131,834
*Lakeland Industries, Inc.	4,890	43,374
*Lakes Entertainment, Inc.	22,053	62,851
#*Lamar Advertising Co. Class A	61,943	2,281,980
*Las Vegas Sands Corp.	255,567	11,881,310
*Lazare Kaplan International, Inc.	3,667	5,372
#*La-Z-Boy, Inc.	66,124	550,152
*Leapfrog Enterprises, Inc.	46,200	178,332
*Lear Corp.	20,549	2,170,591
Learning Tree International, Inc.	16,482	143,064
*Lee Enterprises, Inc.	44,565	128,347
Leggett & Platt, Inc.	146,897	3,309,589
#Lennar Corp. Class A	197,931	3,831,944
Lennar Corp. Class B Voting	32,428	514,632
*Libbey, Inc.	15,961	243,724
#*Liberty Global, Inc. Class A	83,561	3,389,234
*Liberty Global, Inc. Class B	251	10,394
#*Liberty Global, Inc. Class C	76,931	2,944,149
*Liberty Media Corp. Capital Class A	119,104	7,820,369
*Liberty Media Corp. Capital Class B	2,820	183,441
*Liberty Media Corp. Interactive Class A	495,423	7,847,500

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Liberty Media Corp. Interactive Class B	9,201	$146,434
*Liberty Media-Starz Corp. Series A	62,952	4,197,010
*Liberty Media-Starz Corp. Series B	1,264	84,284
*Life Time Fitness, Inc.	51,656	2,060,041
*Lifetime Brands, Inc.	14,732	178,699
Limited Brands, Inc.	152,902	4,470,854
*LIN TV Corp. Class A	29,288	141,168
Lincoln Educational Services Corp.	32,420	489,542
Lithia Motors, Inc.	28,470	384,345
*Live Nation Entertainment, Inc.	197,015	2,048,956
#*Liz Claiborne, Inc.	113,976	563,041
*LKQ Corp.	188,176	4,546,332
*LodgeNet Interactive Corp.	18,107	62,288
Lowe’s Cos., Inc.	606,612	15,043,978
*Luby’s, Inc.	30,352	175,131
#*Lumber Liquidators Holdings, Inc.	223	6,231
*M/I Homes, Inc.	30,680	449,769
Mac-Gray Corp.	14,318	210,904
Macy’s, Inc.	359,456	8,321,406
*Madison Square Garden, Inc.	70,950	1,789,359
*Maidenform Brands, Inc.	28,204	725,971
Marcus Corp.	26,307	311,738
*Marine Products Corp.	45,208	325,498
*MarineMax, Inc.	29,195	263,923
#Marriott International, Inc. Class A	43,573	1,720,698
#*Martha Stewart Living Omnimedia, Inc. Class A	34,510	133,554
Mattel, Inc.	115,920	2,744,986
#Matthews International Corp. Class A	38,681	1,370,855
*MAXXAM, Inc.	6	4,155
#*McClatchy Co. (The)	74,403	379,455
*McCormick & Schmick’s Seafood Restaurants, Inc.	33,175	298,575
McDonald’s Corp.	93,700	6,902,879
McGraw-Hill Cos., Inc.	27,929	1,088,672
MDC Holdings, Inc.	57,600	1,780,416
*Meade Instruments Corp.	55	201
*Media General, Inc. Class A	28,031	140,716
*Mediacom Communications Corp. Class A	48,534	425,401
Men’s Wearhouse, Inc. (The)	63,998	1,677,388
#Meredith Corp.	47,880	1,613,556
*Meritage Homes Corp.	39,574	908,619
*Meritage Hospitality Group, Inc.	299	608
#*MGM Resorts International	402,258	5,965,486
*Midas, Inc.	16,418	116,732
*Modine Manufacturing Co.	60,002	990,033
*Mohawk Industries, Inc.	64,169	3,564,588
*Monarch Casino & Resort, Inc.	19,158	207,673
Monro Muffler Brake, Inc.	46,126	1,525,848
*Morgans Hotel Group Co.	28,096	253,847
#Morningstar, Inc.	17,548	937,414
*Morton’s Restaurant Group, Inc.	17,514	112,265
*Motorcar Parts of America, Inc.	12,172	175,277
*Movado Group, Inc.	23,081	332,597
*MTR Gaming Group, Inc.	25,288	57,910
*Multimedia Games, Inc.	25,419	135,483
*Nathan’s Famous, Inc.	7,274	117,548
National CineMedia, Inc.	46,842	826,293
*Nautilus, Inc.	30,392	74,156
*Navarre Corp.	37,760	80,429
#*Netflix, Inc.	20,041	4,290,377
*Nevada Gold & Casinos, Inc.	1,500	1,590
*New Frontier Media, Inc.	8,547	16,923

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*New York & Co., Inc.	69,370	$387,778
#*New York Times Co. Class A (The)	184,571	1,866,013
Newell Rubbermaid, Inc.	155,876	3,000,613
News Corp. Class A	788,576	11,844,412
News Corp. Class B	340,951	5,652,968
#*Nexstar Broadcasting Group, Inc.	10,204	50,102
NIKE, Inc. Class B	39,267	3,238,742
*Nobel Learning Communities, Inc.	7,937	69,607
*Nobility Homes, Inc.	2,427	19,489
#Nordstrom, Inc.	35,572	1,464,855
#Nutri/System, Inc.	30,312	574,716
#*NVR, Inc.	4,440	3,396,600
*O’Charley’s, Inc.	24,382	168,723
*Office Depot, Inc.	332,695	1,746,649
*OfficeMax, Inc.	75,699	1,216,483
Omnicom Group, Inc.	50,961	2,287,130
*Orange 21, Inc.	465	767
*Orbitz Worldwide, Inc.	92,127	472,612
#*O’Reilly Automotive, Inc.	90,600	5,148,798
*Orient-Express Hotels, Ltd.	122,592	1,490,719
*Orleans Homebuilders, Inc.	15,031	1,278
Outdoor Channel Holdings, Inc.	31,242	249,936
*Overstock.com, Inc.	22,059	329,120
Oxford Industries, Inc.	21,312	504,455
*P & F Industries, Inc. Class A	1,381	5,165
#P.F. Chang’s China Bistro, Inc.	26,718	1,230,097
*Pacific Sunwear of California, Inc.	83,947	357,614
*Panera Bread Co. Class A	19,844	1,896,293
*Papa John’s International, Inc.	25,588	734,376
#*Peet’s Coffee & Tea, Inc.	16,392	625,519
*Penn National Gaming, Inc.	100,428	3,588,292
*Penske Automotive Group, Inc.	116,735	1,972,822
Pep Boys - Manny, Moe & Jack (The)	64,972	905,710
*Perry Ellis International, Inc.	14,829	417,436
#PetMed Express, Inc.	24,350	367,442
PetSmart, Inc.	39,873	1,604,490
*Phillips-Van Heusen Corp.	62,815	3,666,512
#*Pier 1 Imports, Inc.	139,418	1,306,347
*Pinnacle Entertainment, Inc.	61,430	926,364
*Playboy Enterprises, Inc. Class A	812	4,965
*Playboy Enterprises, Inc. Class B	30,304	186,067
*Point.360	6,026	5,423
#*PokerTek, Inc.	1,600	1,120
Polaris Industries, Inc.	54,388	4,183,525
Polo Ralph Lauren Corp.	31,800	3,408,324
Pool Corp.	48,454	1,181,309
*Premier Exhibitions, Inc.	6,900	11,178
*Pre-Paid Legal Services, Inc.	10,813	711,928
*Priceline.com, Inc.	4,200	1,799,784
Primedia, Inc.	83,290	438,938
*PrInceton Review, Inc.	20,844	23,241
#*Pulte Group, Inc.	450,597	3,555,210
*Q.E.P. Co., Inc.	670	9,467
*Quantum Fuel Systems Technologies Worldwide, Inc.	3,128	1,400
*Quiksilver, Inc.	175,379	783,944
#*Radio One, Inc.	21,100	26,375
#RadioShack Corp.	139,916	2,119,727
*RC2 Corp.	26,949	547,604
*Reading International, Inc. Class A	14,293	72,466
*Reading International, Inc. Class B	300	2,528
*Red Lion Hotels Corp.	21,237	162,888

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Red Robin Gourmet Burgers, Inc.	19,771	$408,073
Regal Entertainment Group	68,001	826,892
Regis Corp.	74,117	1,242,201
#Rent-A-Center, Inc.	83,415	2,480,762
*Rentrak Corp.	12,655	347,316
*Retail Ventures, Inc.	61,179	922,579
RG Barry Corp.	21,060	222,815
*Rick’s Cabaret International, Inc.	8,631	75,435
*Rockford Corp.	1,653	3,000
*Rocky Brands, Inc.	7,529	82,819
Ross Stores, Inc.	42,111	2,745,637
*Royal Caribbean Cruises, Ltd.	174,356	7,828,584
#*Ruby Tuesday, Inc.	79,292	1,068,856
*Ruth’s Hospitality Group, Inc.	41,928	195,384
Ryland Group, Inc. (The)	56,702	1,009,296
*Saga Communications, Inc.	3,821	98,773
#*Saks, Inc.	205,671	2,410,464
Salem Communications Corp.	15,125	48,249
#*Sally Beauty Holdings, Inc.	98,721	1,299,168
Scholastic Corp.	38,702	1,150,610
*Scientific Games Corp.	92,524	954,848
Scripps Networks Interactive, Inc.	36,355	1,690,508
*Sealy Corp.	86,780	229,967
#*Sears Holdings Corp.	103,265	7,783,083
*Select Comfort Corp.	45,800	465,328
Service Corp. International	355,943	3,086,026
Shiloh Industries, Inc.	18,414	237,909
*Shoe Carnival, Inc.	16,401	405,925
*Shuffle Master, Inc.	68,205	704,899
*Shutterfly, Inc.	31,472	1,047,703
*Signet Jewelers, Ltd. ADR	105,396	4,477,222
*Silverleaf Resorts, Inc.	11,604	16,246
SInclair Broadcast Group, Inc. Class A	43,563	382,048
*Skechers U.S.A., Inc. Class A	42,553	875,315
Skyline Corp.	10,884	218,660
#*Smith & Wesson Holding Corp.	76,231	270,620
Snap-On, Inc.	70,149	3,972,538
Sonesta International Hotels Corp. Class A	611	12,287
#Sonic Automotive, Inc.	56,087	698,283
*Sonic Corp.	43,011	412,475
#Sotheby’s Class A	78,000	3,143,400
*Spanish Broadcasting System, Inc.	12,739	11,975
Spartan Motors, Inc.	39,265	245,014
*Spectrum Group International, Inc.	940	2,073
Speedway Motorsports, Inc.	53,431	773,681
*Sport Chalet, Inc. Class A	9,608	23,828
*Sport Chalet, Inc. Class B	525	1,496
Stage Stores, Inc.	47,969	743,520
Standard Motor Products, Inc.	28,631	346,721
#*Standard Pacific Corp.	131,880	580,272
Stanley Black & Decker, Inc.	44,756	3,252,866
*Stanley Furniture, Inc.	13,267	55,058
Staples, Inc.	107,904	2,407,338
Starbucks Corp.	67,563	2,130,261
Starwood Hotels & Resorts Worldwide, Inc.	25,884	1,526,379
Stein Mart, Inc.	53,423	418,569
*Steiner Leisure, Ltd.	18,878	836,673
*Steinway Musical Instruments, Inc.	14,261	272,528
*Steven Madden, Ltd.	34,323	1,310,109
Stewart Enterprises, Inc.	114,611	731,218
*Stoneridge, Inc.	32,769	483,343

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Strattec Security Corp.	4,792	$154,302
Strayer Education, Inc.	4,100	492,000
Sturm Ruger & Co., Inc.	23,827	355,261
Superior Industries International, Inc.	34,215	684,300
*Syms Corp.	7,133	45,081
*Systemax, Inc.	44,613	609,414
#*Talbots, Inc.	391	2,135
*Tandy Brands Accessories, Inc.	5,800	16,820
Tandy Leather Factory, Inc.	7,329	37,671
Target Corp.	145,465	7,975,846
*Tempur-Pedic International, Inc.	37,243	1,625,285
*Tenneco, Inc.	37,500	1,549,875
#*Texas Roadhouse, Inc.	91,855	1,526,630
Thor Industries, Inc.	60,045	2,231,272
Tiffany & Co.	42,344	2,461,457
*Timberland Co. Class A	53,490	1,429,788
Time Warner Cable, Inc.	155,535	10,549,939
Time Warner, Inc.	505,637	15,902,284
TJX Cos., Inc. (The)	36,341	1,722,200
*Toll Brothers, Inc.	217,924	4,410,782
*Town Sports International Holdings, Inc.	26,956	111,328
Tractor Supply Co.	61,800	3,170,958
*Trans World Entertainment Corp.	1,798	3,182
*True Religion Apparel, Inc.	23,400	480,870
*TRW Automotive Holdings Corp.	134,566	8,028,208
#*Tuesday Morning Corp.	75,510	373,774
Tupperware Corp.	28,324	1,295,823
*Ulta Salon Cosmetics & Fragrance, Inc.	53,376	1,977,047
#*Under Armour, Inc. Class A	27,700	1,658,122
*Unifi, Inc.	25,127	417,862
*Universal Electronics, Inc.	17,155	451,691
Universal Technical Institute, Inc.	25,048	457,126
#*Urban Outfitters, Inc.	31,700	1,072,094
*US Auto Parts Network, Inc.	35,617	295,621
#V.F. Corp.	65,930	5,453,730
*Vail Resorts, Inc.	47,601	2,287,228
*Valassis Communications, Inc.	52,200	1,583,748
Value Line, Inc.	2,830	37,271
*Valuevision Media, Inc. Class A	23,799	147,316
*VCG Holding Corp.	9,533	21,068
#Viacom, Inc. Class A	12,918	615,414
Viacom, Inc. Class B	138,600	5,758,830
*Vitamin Shoppe, Inc.	122	3,871
Volcom, Inc.	29,621	491,709
*WABCO Holdings, Inc.	53,895	3,147,468
*Walking Co. Holdings, Inc. (The)	4,714	12,021
Walt Disney Co. (The)	796,924	30,976,436
*Warnaco Group, Inc.	56,350	2,878,358
*Warner Music Group Corp.	73,000	381,790
#Washington Post Co. Class B	5,350	2,291,672
#Weight Watchers International, Inc.	39,347	1,526,664
*Wells-Gardner Electronics Corp.	4,174	11,353
Wendy’s/Arby’s Group, Inc.	539,444	2,605,515
*West Marine, Inc.	27,084	346,404
#*Westwood One, Inc.	4,980	39,641
*Wet Seal, Inc. (The)	116,034	396,836
Weyco Group, Inc.	12,361	285,910
Whirlpool Corp.	62,199	5,318,014
Wiley (John) & Sons, Inc. Class A	48,281	2,218,512
Wiley (John) & Sons, Inc. Class B	6,824	314,177
Williams Controls, Inc.	6,849	71,914

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Williams-Sonoma, Inc.	117,330	$3,778,026
Winmark Corp.	3,172	107,309
#*Winnebago Industries, Inc.	20,943	312,051
#*WMS Industries, Inc.	29,329	1,230,352
Wolverine World Wide, Inc.	45,728	1,456,437
#World Wrestling Entertainment, Inc.	28,791	346,932
Wyndham Worldwide Corp.	183,114	5,150,997
Wynn Resorts, Ltd.	22,900	2,663,957
Yum! Brands, Inc.	41,894	1,958,963
*Zale Corp.	27,827	129,952
*Zumiez, Inc.	49,911	1,158,933

Total Consumer Discretionary		798,104,706

Consumer Staples — (5.7%)
Alberto-Culver Co.	102,312	3,811,122
Alico, Inc.	8,371	210,196
*Alliance One International, Inc.	114,124	437,095
Altria Group, Inc.	380,680	8,949,787
Andersons, Inc. (The)	23,534	912,649
Archer-Daniels-Midland Co.	279,374	9,127,149
Arden Group, Inc. Class A	2,289	181,357
Avon Products, Inc.	35,572	1,007,043
B&G Foods, Inc.	61,115	820,774
*BJ’s Wholesale Club, Inc.	58,984	2,591,757
*Boston Beer Co., Inc. Class A	15,933	1,434,129
Bridgford Foods Corp.	7,329	87,801
Brown-Forman Corp. Class A	10,570	702,376
#Brown-Forman Corp. Class B	16,040	1,064,254
#Bunge, Ltd.	111,996	7,623,568
*Cagle’s, Inc. Class A	3,172	25,186
Calavo Growers, Inc.	19,006	438,658
Cal-Maine Foods, Inc.	26,545	752,816
#Campbell Soup Co.	37,516	1,280,796
Casey’s General Stores, Inc.	62,132	2,639,989
CCA Industries, Inc.	5,962	35,832
*Central European Distribution Corp.	86,014	1,973,161
*Central Garden & Pet Co.	26,310	255,470
*Central Garden & Pet Co. Class A	60,553	574,042
*Chiquita Brands International, Inc.	92,071	1,419,735
Church & Dwight Co., Inc.	44,302	3,048,421
#Clorox Co.	17,491	1,100,009
Coca-Cola Bottling Co.	9,080	490,502
Coca-Cola Co. (The)	182,289	11,456,864
Coca-Cola Enterprises, Inc.	98,988	2,490,538
Coffee Holding Co., Inc.	5,400	21,168
Colgate-Palmolive Co.	36,006	2,764,181
ConAgra, Inc.	240,999	5,381,508
*Constellation Brands, Inc. Class A	154,036	2,960,572
*Constellation Brands, Inc. Class B	6,095	116,414
Corn Products International, Inc.	98,104	4,525,538
Costco Wholesale Corp.	93,657	6,728,319
*Craft Brewers Alliance, Inc.	21,881	160,607
*Crystal Rock Holdings, Inc.	200	154
CVS Caremark Corp.	598,385	20,464,767
*Darling International, Inc.	104,944	1,421,991
*Dean Foods Co.	75,700	768,355
Del Monte Foods Co.	274,339	5,201,467
#Diamond Foods, Inc.	28,380	1,412,473
#*Dole Food Co., Inc.	67,799	947,830
Dr. Pepper Snapple Group, Inc.	149,063	5,281,302
*Elizabeth Arden, Inc.	40,356	1,032,710

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Energizer Holdings, Inc.	44,428	$3,231,693
Estee Lauder Cos., Inc.	18,898	1,521,289
Farmer Brothers Co.	19,284	250,113
#Flowers Foods, Inc.	74,909	1,889,954
Fresh Del Monte Produce, Inc.	79,093	2,092,010
General Mills, Inc.	108,088	3,759,301
Golden Enterprises, Inc.	9,474	30,317
*Green Mountain Coffee, Inc.	28,702	963,813
Griffin Land & Nurseries, Inc. Class A	5,491	160,996
H.J. Heinz Co.	24,461	1,161,898
*Hain Celestial Group, Inc.	51,021	1,358,689
*Hansen Natural Corp.	18,900	1,070,496
*Harbinger Group, Inc.	9,535	54,922
*Heckmann Corp.	31,942	154,280
Herbalife, Ltd.	22,081	1,442,552
Hershey Co. (The)	16,300	761,047
#Hormel Foods Corp.	68,003	3,359,348
*HQ Sustainable Maritime Industries, Inc.	14,730	63,634
*IGI Labratories, Inc.	647	1,132
Imperial Sugar Co.	14,950	179,101
Ingles Markets, Inc.	15,931	308,583
Inter Parfums, Inc.	38,714	690,658
J & J Snack Foods Corp.	24,087	1,022,975
J.M. Smucker Co.	100,978	6,276,792
*John B. Sanfilippo & Son, Inc.	6,816	77,430
*Katy Industries, Inc.	600	630
Kellogg Co.	30,401	1,529,170
Kimberly-Clark Corp.	30,576	1,979,184
Kraft Foods, Inc.	758,296	23,181,109
Kroger Co. (The)	130,294	2,788,292
#Lancaster Colony Corp.	29,263	1,626,145
#*Lifeway Foods, Inc.	8,037	73,860
Lorillard, Inc.	16,524	1,243,266
*Mannatech, Inc.	20,002	35,604
McCormick & Co., Inc. Non-Voting	12,251	541,494
McCormick & Co., Inc. Voting	2,596	115,003
Mead Johnson Nutrition Co.	24,949	1,446,294
#*Medifast, Inc.	15,665	374,707
MGP Ingredients, Inc.	19,708	186,142
Molson Coors Brewing Co.	139,725	6,548,911
Molson Coors Brewing Co. Class A	903	42,071
Nash-FInch Co.	15,739	592,888
National Beverage Corp.	51,872	697,678
*Natural Alternatives International, Inc.	7,028	37,319
*Nature’s Sunshine Products, Inc.	400	3,260
Nu Skin Enterprises, Inc. Class A	47,907	1,441,043
*Nutraceutical International Corp.	11,831	164,096
Oil-Dri Corp. of America	10,212	194,845
*Omega Protein Corp.	18,983	154,901
*Orchids Paper Products Co.	5,213	62,556
*Overhill Farms, Inc.	20,281	120,875
*Pantry, Inc.	28,529	475,578
*Parlux Fragrances, Inc.	34,912	116,606
*PC Group, Inc.	4,540	999
PepsiCo, Inc.	187,890	12,083,206
Philip Morris International, Inc.	147,289	8,430,822
*Physicians Formula Holdings, Inc.	15,444	59,459
#*Pilgrim’s Pride Corp.	87,985	614,135
*Prestige Brands Holdings, Inc.	63,094	696,558
PriceSmart, Inc.	36,413	1,328,710
Procter & Gamble Co. (The)	601,231	37,955,713

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Ralcorp Holdings, Inc.	66,181	$4,050,277
*Reddy Ice Holdings, Inc.	18,399	64,029
Reliv’ International, Inc.	7,532	17,324
*Revlon, Inc.	43,675	425,394
Reynolds American, Inc.	85,900	2,732,479
*Rite Aid Corp.	43,450	55,616
Rocky Mountain Chocolate Factory, Inc.	12,858	132,052
#Ruddick Corp.	62,486	2,105,778
Safeway, Inc.	240,783	4,981,800
#Sanderson Farms, Inc.	28,252	1,161,440
#Sara Lee Corp.	178,450	3,028,296
Schiff Nutrition International, Inc.	26,712	198,203
*Seneca Foods Corp.	9,172	254,982
*Seneca Foods Corp. Class B	1,999	55,332
*Smart Balance, Inc.	95,362	381,925
*Smithfield Foods, Inc.	217,773	4,335,860
Snyders-Lance, Inc.	42,378	878,920
Spartan Stores, Inc.	28,482	412,704
*Spectrum Brands Holdings, Inc.	31,263	1,024,801
#*Star Scientific, Inc.	11,310	17,870
#SUPERVALU, Inc.	269,632	1,965,617
*Susser Holdings Corp.	22,076	318,336
Sysco Corp.	60,152	1,752,829
Tasty Baking Co.	16,597	60,579
*Tofutti Brands, Inc.	1,645	4,195
#Tootsie Roll Industries, Inc.	47,763	1,321,125
#*TreeHouse Foods, Inc.	46,164	2,208,947
Tyson Foods, Inc. Class A	238,148	3,917,535
*United Natural Foods, Inc.	61,703	2,283,011
United-Guardian, Inc.	3,035	43,522
Universal Corp.	30,871	1,169,702
*USANA Health Sciences, Inc.	15,574	590,566
#Vector Group, Ltd.	34,302	549,175
Village Super Market, Inc.	9,281	291,516
Walgreen Co.	201,170	8,135,315
Wal-Mart Stores, Inc.	470,085	26,357,666
WD-40 Co.	17,953	706,810
Weis Markets, Inc.	34,644	1,369,477
#*Whole Foods Market, Inc.	80,966	4,186,752
*Winn-Dixie Stores, Inc.	66,206	422,394

Total Consumer Staples		348,928,735

Energy — (10.4%)
*Abraxas Petroleum Corp.	37,774	180,937
Adams Resources & Energy, Inc.	5,433	135,879
*Allis-Chalmers Energy, Inc.	59,928	454,254
Alon USA Energy, Inc.	55,783	435,665
*Alpha Natural Resources, Inc.	70,469	3,786,299
Anadarko Petroleum Corp.	217,215	16,742,932
Apache Corp.	151,172	18,043,890
*Approach Resources, Inc.	24,965	665,817
Arch Coal, Inc.	126,752	4,341,256
*Atlas Energy, Inc.	91,849	4,068,911
#*ATP Oil & Gas Corp.	59,000	1,000,640
*Atwood Oceanics, Inc.	65,509	2,647,874
Baker Hughes, Inc.	105,438	7,223,557
*Barnwell Industries, Inc.	8,222	61,501
*Basic Energy Services, Inc.	51,962	948,826
Berry Petroleum Corp. Class A	63,525	2,964,712
*Bill Barrett Corp.	60,030	2,460,029
#*BioFuel Energy Corp.	3,326	3,792

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
●*BioFuel Energy Corp. Depository Shares Series A	8,386	$9,560
*Bolt Technology Corp.	8,700	123,714
#*BPZ Resources, Inc.	122,283	703,127
*Brigham Exploration Co.	45,794	1,355,960
*Bristow Group, Inc.	46,645	2,401,751
*Bronco Drilling Co., Inc.	36,200	250,504
Cabot Oil & Gas Corp.	59,000	2,456,170
*Cal Dive International, Inc.	122,216	750,406
*Callon Petroleum Co.	19,872	173,085
*Cameron International Corp.	128,449	6,846,332
*Cano Petroleum, Inc.	17,000	6,477
CARBO Ceramics, Inc.	25,700	2,959,612
*Carrizo Oil & Gas, Inc.	39,182	1,326,311
*Cheniere Energy, Inc.	46,547	340,259
Chesapeake Energy Corp.	280,969	8,297,015
Chevron Corp.	858,649	81,511,550
Cimarex Energy Co.	57,700	6,008,301
*Clayton Williams Energy, Inc.	15,623	1,384,979
*Cloud Peak Energy, Inc.	9,362	213,173
*Cobalt International Energy, Inc.	5,988	81,137
*Complete Production Services, Inc.	92,645	2,588,501
#*Comstock Resources, Inc.	56,081	1,553,444
*Concho Resources, Inc.	55,935	5,383,744
ConocoPhillips	621,821	44,435,329
Consol Energy, Inc.	24,715	1,228,335
*Contango Oil & Gas Co.	19,417	1,126,186
*Continental Resources, Inc.	10,807	693,917
*CREDO Petroleum Corp.	13,101	149,482
*Crimson Exploration, Inc.	29,068	123,539
Crosstex Energy, Inc.	90,682	767,170
*CVR Energy, Inc.	108,287	1,875,531
*Dawson Geophysical Co.	10,055	339,960
Delek US Holdings, Inc.	56,001	466,488
*Delta Petroleum Corp.	41,116	29,768
*Denbury Resources, Inc.	343,344	6,987,050
Devon Energy Corp.	179,429	15,913,558
DHT Holdings, Inc.	58,626	298,406
#Diamond Offshore Drilling, Inc.	34,213	2,453,414
*Double Eagle Petroleum Co.	9,692	75,501
*Dresser-Rand Group, Inc.	58,960	2,709,802
*Dril-Quip, Inc.	23,500	1,812,320
El Paso Corp.	137,657	2,185,993
*Endeavour International Corp.	31,027	387,217
*Energy Partners, Ltd.	50,756	816,664
*ENGlobal Corp.	28,950	130,564
EOG Resources, Inc.	104,244	11,090,519
#*Evergreen Energy, Inc.	459	1,244
*Evolution Petroleum Corp.	30,891	227,667
EXCO Resources, Inc.	85,501	1,716,860
*Exterran Holdings, Inc.	82,514	2,047,172
Exxon Mobil Corp.	813,079	65,599,214
*FieldPoint Petroleum Corp.	6,798	27,736
*FMC Technologies, Inc.	23,188	2,179,672
#*Forest Oil Corp.	45,805	1,777,234
*Frontier Oil Corp.	140,200	2,916,160
*FX Energy, Inc.	41,514	377,777
*Gasco Energy, Inc.	7,108	3,625
General Maritime Corp.	56,000	171,360
*Geokinetics, Inc.	17,543	149,291
*GeoMet, Inc.	1,692	2,081
*GeoPetro Resources Co.	1,500	630

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*GeoResources, Inc.	25,026	$691,719
*Global Industries, Ltd.	147,926	1,185,627
#*GMX Resources, Inc.	10,300	53,766
#*Goodrich Petroleum Corp.	43,745	928,269
*Gran Tierra Energy, Inc.	104,585	944,403
*Green Plains Renewable Energy, Inc.	45,476	507,057
Gulf Island Fabrication, Inc.	18,124	490,798
*Gulfmark Offshore, Inc.	33,767	1,298,341
*Gulfport Energy Corp.	51,478	1,232,383
Halliburton Co.	114,029	5,131,305
*Harvest Natural Resources, Inc.	65,844	732,185
*Helix Energy Solutions Group, Inc.	137,267	1,702,111
Helmerich & Payne, Inc.	78,835	4,629,980
*Hercules Offshore, Inc.	145,579	481,866
Hess Corp.	147,450	12,403,494
*HKN, Inc.	5,750	19,607
Holly Corp.	58,984	2,894,345
*Hornbeck Offshore Services, Inc.	34,700	823,778
#Houston American Energy Corp.	15,690	245,235
*International Coal Group, Inc.	252,082	2,331,758
#*ION Geophysical Corp.	143,016	1,360,082
*James River Coal Co.	35,296	793,631
*Key Energy Services, Inc.	174,951	2,328,598
*Kodiak Oil & Gas Corp.	7,700	48,895
#*L&L Energy, Inc.	39,600	336,600
*Lucas Energy, Inc.	2,864	6,530
Lufkin Industries, Inc.	35,780	2,387,242
#*Magnum Hunter Resources Corp.	1,600	11,264
Marathon Oil Corp.	310,442	14,187,199
Massey Energy Co.	93,060	5,849,752
*Matrix Service Co.	32,096	361,401
*Mexco Energy Corp.	1,210	10,418
*Mitcham Industries, Inc.	11,766	129,544
Murphy Oil Corp.	79,706	5,284,508
*Nabors Industries, Ltd.	247,895	6,048,638
National-Oilwell, Inc.	181,538	13,415,658
*Natural Gas Services Group, Inc.	15,272	272,758
*New Concept Energy, Inc.	318	1,272
*Newfield Exploration Co.	82,068	6,004,916
*Newpark Resources, Inc.	112,399	672,146
Noble Energy, Inc.	75,160	6,847,076
*Northern Oil & Gas, Inc.	9,282	255,905
Occidental Petroleum Corp.	169,268	16,364,830
*Oceaneering International, Inc.	27,481	2,122,358
*Oil States International, Inc.	64,332	4,359,136
#Overseas Shipholding Group, Inc.	35,977	1,195,875
*OYO Geospace Corp.	7,597	728,021
#*Pacific Ethanol, Inc.	6,947	5,905
Panhandle Oil & Gas, Inc.	11,937	319,315
*Parker Drilling Co.	150,974	655,227
#*Patriot Coal Corp.	109,249	2,859,046
Patterson-UTI Energy, Inc.	198,487	4,632,687
Peabody Energy Corp.	34,175	2,167,378
Penn Virginia Corp.	54,691	950,530
#*Petrohawk Energy Corp.	134,721	2,701,156
*Petroleum Development Corp.	29,657	1,349,690
*PetroQuest Energy, Inc.	80,452	630,744
*PHI, Inc. Non-Voting	15,449	318,558
*PHI, Inc. Voting	1,972	45,356
*Pioneer Drilling Co.	68,886	610,330
Pioneer Natural Resources Co.	92,820	8,832,751

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Plains Exploration & Production Co.	121,671	$4,307,153
*Pride International, Inc.	152,064	4,942,080
*Pyramid Oil Co.	3,900	23,946
QEP Resources, Inc.	83,709	3,401,934
*Quicksilver Resources, Inc.	146,783	2,203,213
Range Resources Corp.	93,079	4,641,850
*Rentech, Inc.	12,501	15,376
*REX American Resources Corp.	19,000	286,140
#*Rex Energy Corp.	55,903	672,793
*Rosetta Resources, Inc.	63,914	2,553,364
*Rowan Cos., Inc.	141,858	4,862,892
*Royale Energy, Inc.	3,300	7,557
#RPC, Inc.	173,379	3,048,003
#*SandRidge Energy, Inc.	287,375	2,138,070
Schlumberger, Ltd.	177,195	15,768,583
SEACOR Holdings, Inc.	27,900	2,948,751
#*Seahawk Drilling, Inc.	7,978	55,407
Ship Finance International, Ltd.	109,557	2,192,236
SM Energy Co.	78,561	4,883,352
Southern Union Co.	67,972	1,816,212
*Southwestern Energy Co.	32,733	1,292,954
Spectra Energy Corp.	72,968	1,913,951
#*Stone Energy Corp.	59,760	1,389,420
#*SulphCo, Inc.	17,526	3,330
Sunoco, Inc.	105,828	4,492,399
*Superior Energy Services, Inc.	98,280	3,451,594
*Swift Energy Corp.	51,496	2,196,819
*Syntroleum Corp.	5,483	8,444
*Teekay Corp.	95,637	3,238,269
*Tesoro Petroleum Corp.	188,792	3,634,246
*Tetra Technologies, Inc.	95,365	1,082,393
*TGC Industries, Inc.	20,174	92,599
Tidewater, Inc.	67,427	4,011,232
#*Toreador Resources Corp.	25,013	397,206
#*Trico Marine Services, Inc.	14,502	1,595
*Ultra Petroleum Corp.	33,400	1,594,182
*Union Drilling, Inc.	32,049	233,958
*Unit Corp.	61,382	3,142,758
#*Uranium Energy Corp.	16,747	87,587
#*Uranium Resources, Inc.	4,436	12,243
*USEC, Inc.	145,016	804,839
*VAALCO Energy, Inc.	72,481	527,662
Valero Energy Corp.	366,678	9,298,954
#*Venoco, Inc.	48,628	1,014,380
*Verenium Corp.	600	1,818
*Voyager Oil & Gas, Inc.	3,728	16,925
W&T Offshore, Inc.	88,900	1,809,115
*Warren Resources, Inc.	91,659	511,457
*Western Refining, Inc.	112,979	1,376,084
*Westmoreland Coal Co.	9,587	130,383
*Whiting Petroleum Corp.	48,165	6,082,276
*Willbros Group, Inc.	61,425	734,643
Williams Cos., Inc. (The)	67,044	1,809,518
World Fuel Services Corp.	70,606	2,650,549

Total Energy		642,191,966

Financials — (17.6%)
*1st Constitution Bancorp	2,774	24,828
1st Source Corp.	30,254	570,288
*1st United Bancorp, Inc.	18,696	122,459
21st Century Holding Co.	6,646	22,065

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Abington Bancorp, Inc.	31,001	$385,032
Access National Corp.	9,790	66,474
Advance America Cash Advance Centers, Inc.	79,117	484,196
*Affiliated Managers Group, Inc.	44,991	4,581,434
*Affirmative Insurance Holdings, Inc.	13,405	33,512
Aflac, Inc.	95,003	5,470,273
*Allegheny Corp.	11,073	3,419,121
*Alliance Bancorp, Inc. of Pennsylvania	3,122	33,561
Alliance Financial Corp.	5,567	165,396
*Allied World Assurance Co. Holdings, Ltd.	62,835	3,790,836
Allstate Corp. (The)	225,580	7,024,561
Alterra Capital Holdings, Ltd.	70,368	1,516,430
*Altisource Portfolio Solutions SA	19,775	573,079
*Amcore Financial, Inc.	19,028	95
Ameriana Bancorp	898	4,580
*American Capital, Ltd.	448,369	3,663,175
American Equity Investment Life Holding Co.	72,728	922,191
American Express Co.	144,663	6,275,481
American Financial Group, Inc.	152,581	4,963,460
*American Independence Corp.	5,200	26,000
#*American International Group, Inc.	14,372	579,910
American National Bankshares, Inc.	7,750	159,417
American National Insurance Co.	32,156	2,681,167
*American River Bankshares	5,842	38,207
*American Safety Insurance Holdings, Ltd.	12,624	253,237
*American Spectrum Realty, Inc.	1,280	23,360
*AmericanWest Bancorp	14,200	135
Ameriprise Financial, Inc.	107,672	6,637,979
*Ameris Bancorp	29,269	278,934
*AMERISAFE, Inc.	23,319	415,311
*AmeriServe Financial, Inc.	13,379	27,828
AmTrust Financial Services, Inc.	68,454	1,267,084
#*Anchor Bancorp Wisconsin, Inc.	8,394	11,919
#*Ante5, Inc.	3,728	4,958
AON Corp.	87,603	4,006,961
*Arch Capital Group, Ltd.	41,914	3,698,910
Argo Group International Holdings, Ltd.	41,471	1,477,197
#Arrow Financial Corp.	14,120	320,242
Aspen Insurance Holdings, Ltd.	101,652	3,054,643
*Asset Acceptance Capital Corp.	33,523	203,149
Associated Banc-Corp.	228,366	3,192,557
Assurant, Inc.	96,136	3,771,415
Assured Guaranty, Ltd.	202,069	2,921,918
Asta Funding, Inc.	15,198	116,645
#Astoria Financial Corp.	119,488	1,701,509
*Atlantic American Corp.	11,687	25,478
*Atlantic Coast Federal Corp.	7,957	16,073
Auburn National Bancorporation, Inc.	1,755	35,732
*Avatar Holdings, Inc.	14,541	290,384
Axis Capital Holdings, Ltd.	113,861	4,051,174
*B of I Holding, Inc.	10,334	156,147
Baldwin & Lyons, Inc.	2,017	42,418
Baldwin & Lyons, Inc. Class B	12,532	281,594
BancFirst Corp.	30,274	1,227,913
Bancorp of New Jersey, Inc.	200	2,140
Bancorp Rhode Island, Inc.	5,691	171,641
*Bancorp Inc.	32,855	308,837
#Bancorp South, Inc.	98,254	1,536,693
*BancTrust Financial Group, Inc.	13,543	37,785
Bank Mutual Corp.	61,436	272,161
Bank of America Corp.	4,072,969	55,921,864

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Bank of Commerce Holdings	4,379	$18,173
*Bank of Granite Corp.	3,587	2,726
Bank of Hawaii Corp.	51,479	2,412,821
Bank of Kentucky Financial Corp.	2,926	59,983
Bank of New York Mellon Corp. (The)	536,717	16,761,672
*Bank of the Carolinas Corp.	100	279
Bank of the Ozarks, Inc.	21,669	934,584
#*BankAtlantic Bancorp, Inc.	14,874	14,874
BankFinancial Corp.	25,976	236,901
Banner Corp.	17,330	40,899
Bar Harbor Bankshares	4,921	143,742
BB&T Corp.	289,918	8,013,334
BCB Bancorp, Inc.	8,829	95,618
*BCSB Bancorp, Inc.	1,100	13,266
*Beach First National Bancshares, Inc.	2,116	—
Beacon Federal Bancorp, Inc.	4,574	58,639
*Beneficial Mutual Bancorp, Inc.	85,921	758,682
*Berkshire Bancorp, Inc.	3,850	30,492
*Berkshire Hathaway, Inc.	67,334	5,504,554
Berkshire Hills Bancorp, Inc.	17,401	369,597
#BGC Partners, Inc. Class A	29,803	241,404
BlackRock, Inc.	38,984	7,719,612
*BNCCORP, Inc.	1,190	2,261
BOK Financial Corp.	58,782	3,037,854
Boston Private Financial Holdings, Inc.	94,675	635,269
Bridge Bancorp, Inc.	5,212	118,312
*Bridge Capital Holdings	6,677	58,624
Brookline Bancorp, Inc.	74,899	811,156
Brooklyn Federal Bancorp, Inc.	7,873	7,086
Brown & Brown, Inc.	153,482	3,800,214
*Brunswick Bancorp	120	840
Bryn Mawr Bank Corp.	13,749	247,207
C&F Financial Corp.	2,155	51,698
*Cadence Financial Corp.	9,747	24,270
Calamos Asset Management, Inc.	24,925	383,346
California First National Bancorp	7,638	108,460
*Camco Financial Corp.	4,832	9,809
Camden National Corp.	9,305	318,510
*Cape Bancorp, Inc.	3,229	32,548
*Capital Bank Corp.	7,309	24,704
Capital City Bank Group, Inc.	21,196	268,129
Capital One Financial Corp.	199,743	9,619,623
Capital Properties, Inc.	700	7,269
●Capital Properties, Inc. Class B	700	—
Capital Southwest Corp.	4,820	470,191
CapitalSource, Inc.	416,514	3,215,488
#*Capitol Bancorp, Ltd.	2,182	633
*Capitol Federal Financial, Inc.	116,519	1,420,367
Cardinal Financial Corp.	36,232	398,552
*Carolina Bank Holdings, Inc.	1,200	4,716
Carrollton Bancorp	1,139	5,410
#Carver Bancorp, Inc.	1,427	3,068
#*Cascade Financial Corp.	1,779	1,032
Cash America International, Inc.	34,110	1,372,245
Cathay General Bancorp	92,064	1,593,628
*CB Richard Ellis Group, Inc.	48,551	1,077,347
Center Bancorp, Inc.	19,147	172,323
*Center Financial Corp.	50,435	370,697
CenterState Banks of Florida, Inc.	31,515	231,320
Central Bancorp, Inc.	400	5,660
#*Central Pacific Financial Corp.	34,954	54,179

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Central Virginia Bankshares, Inc.	1,428	$2,742
*Centrue Financial Corp.	4,239	3,264
Century Bancorp, Inc. Class A	3,693	99,489
CFS Bancorp, Inc.	2,552	13,577
#Charles Schwab Corp. (The)	105,901	1,911,513
Charter Financial Corp.	3,253	30,090
Chemical Financial Corp.	29,988	622,551
*Chicopee Bancorp, Inc.	7,105	102,667
#Chubb Corp.	143,004	8,284,222
#CIncinnati Financial Corp.	142,255	4,557,850
*CIT Group, Inc.	142,273	6,784,999
*Citigroup, Inc.	5,910,463	28,488,432
*Citizens Community Bancorp, Inc.	5,240	26,148
Citizens Holding Co.	1,979	40,362
*Citizens Republic Bancorp, Inc.	6,959	4,382
Citizens South Banking Corp.	7,143	31,929
#*Citizens, Inc.	61,123	435,807
#City Holding Co.	22,386	779,033
City National Corp.	67,065	3,875,686
CKX Lands, Inc.	1,867	23,291
Clifton Savings Bancorp, Inc.	32,801	374,915
CME Group, Inc.	28,964	8,937,132
*CNA Financial Corp.	225,429	6,057,277
*CNA Surety Corp.	88,303	2,121,921
CNB Financial Corp.	6,750	93,892
*CNO Financial Group, Inc.	327,021	2,070,043
CoBiz Financial, Inc.	45,346	289,307
Codorus Valley Bancorp, Inc.	2,511	25,487
#Cohen & Steers, Inc.	29,949	847,856
*Colonial Financial Services, Inc.	2,437	30,219
#*Colony Bankcorp, Inc.	3,512	14,908
Columbia Banking System, Inc.	43,370	871,737
#Comerica, Inc.	151,092	5,771,714
Commerce Bancshares, Inc.	81,422	3,348,887
Commercial National Financial Corp.	2,126	41,691
*Commonwealth Bankshares, Inc.	2,929	3,632
#Community Bank System, Inc.	66,479	1,680,589
*Community Capital Corp.	2,523	6,434
#*Community Central Bank Corp.	1,223	514
Community Trust Bancorp, Inc.	18,840	544,664
*Community West Bancshares	3,113	13,635
*CompuCredit Holdings Corp.	92,228	557,057
Consolidated-Tokoma Land Co.	6,701	193,324
*Consumer Portfolio Services, Inc.	12,586	15,355
*Cowen Group, Inc.	29,792	134,958
*Crawford & Co. Class A	16,179	45,139
*Crawford & Co. Class B	21,992	81,590
*Credit Acceptance Corp.	35,079	1,983,717
*Crescent Financial Corp.	5,408	12,384
Cullen Frost Bankers, Inc.	70,004	4,044,831
CVB Financial Corp.	103,114	853,784
Danvers Bancorp, Inc.	26,170	564,225
#Delphi Financial Group, Inc. Class A	59,885	1,723,490
Diamond Hill Investment Group, Inc.	2,804	191,513
Dime Community Bancshares, Inc.	44,460	670,457
Discover Financial Services	442,340	9,107,781
*Dollar Financial Corp.	31,344	960,067
Donegal Group, Inc. Class A	25,995	336,635
Donegal Group, Inc. Class B	5,578	95,635
*Doral Financial Corp.	5,100	6,324
Duff & Phelps Corp.	24,277	411,738

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*E*Trade Financial Corp.	169,380	$2,804,933
*Eagle Bancorp Montana, Inc.	248	2,790
#East West Bancorp, Inc.	190,715	4,140,423
Eastern Insurance Holdings, Inc.	10,142	131,745
Eastern Virginia Bankshares, Inc.	2,788	13,243
#Eaton Vance Corp.	24,344	737,623
ECB Bancorp, Inc.	1,850	25,030
#*eHealth, Inc.	30,494	368,977
EMC Insurance Group, Inc.	15,451	347,184
Employers Holdings, Inc.	53,620	900,280
*Encore Bancshares, Inc.	11,350	131,433
*Encore Capital Group, Inc.	29,885	679,884
Endurance Specialty Holdings, Ltd.	72,303	3,361,366
*Enstar Group, Ltd.	14,615	1,209,684
Enterprise Bancorp, Inc.	6,609	94,773
Enterprise Financial Services Corp.	16,301	211,587
Epoch Holding Corp.	13,833	205,558
Erie Indemnity Co.	44,280	2,941,078
ESB Financial Corp.	14,218	195,640
ESSA Bancorp, Inc.	21,343	269,562
Evans Bancorp, Inc.	2,597	37,786
Evercore Partners, Inc. Class A	14,943	482,659
Everest Re Group, Ltd.	48,562	4,092,805
*EzCorp, Inc.	59,862	1,610,288
#F.N.B. Corp.	135,101	1,364,520
*Farmers Capital Bank Corp.	4,952	36,348
FBL Financial Group, Inc. Class A	36,188	1,006,388
Federal Agricultural Mortgage Corp.	13,567	209,474
Federal Agricultural Mortgage Corp. Class A	449	5,770
#Federated Investors, Inc. Class B	29,592	801,351
Fidelity Bancorp, Inc.	1,545	11,201
Fidelity National Financial, Inc.	268,687	3,613,840
*Fidelity Southern Corp.	8,118	68,519
Fifth Third Bancorp	327,280	4,866,654
Financial Institutions, Inc.	13,228	255,697
*First Acceptance Corp.	34,466	63,417
First Advantage Bancorp	2,943	41,202
First American Financial Corp.	113,343	1,757,950
First Bancorp	20,829	313,060
First Bancorp of Indiana, Inc.	700	7,525
First Bancorp, Inc.	11,127	164,346
*First Bancshares, Inc.	569	3,892
First Bancshares, Inc. (The)	588	5,363
#First Busey Corp.	82,683	406,800
First Business Financial Services, Inc.	1,986	24,388
*First California Financial Group, Inc.	3,121	9,894
*First Cash Financial Services, Inc.	38,835	1,281,167
First Citizens BancShares, Inc.	12,682	2,551,238
First Commonwealth Financial Corp.	118,125	759,544
First Community Bancshares, Inc.	22,708	305,423
*First Defiance Financial Corp.	8,806	115,271
#*First Federal Bancshares of Arkansas, Inc.	7,401	16,948
*First Federal of Northern Michigan Bancorp, Inc.	1,458	5,745
First Financial Bancorp	67,932	1,148,051
#First Financial Bankshares, Inc.	26,749	1,319,261
First Financial Corp.	16,772	528,821
First Financial Holdings, Inc.	18,774	194,499
First Financial Northwest, Inc.	19,426	91,302
*First Financial Service Corp.	1,956	8,978
*First Franklin Corp.	461	6,657
#*First Horizon National Corp.	296,573	3,360,172

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
First M&F Corp.	7,414	$29,211
*First Marblehead Corp. (The)	119,068	261,950
*First Mariner Bancorp, Inc.	2,010	943
First Merchants Corp.	31,764	287,782
First Mercury Financial Corp.	22,000	361,900
First Midwest Bancorp, Inc.	90,198	1,054,415
#First Niagara Financial Group, Inc.	274,272	3,806,895
#First Pactrust Bancorp, Inc.	4,429	61,652
*First Place Financial Corp.	23,310	66,200
*First Security Group, Inc.	9,318	8,852
First South Bancorp, Inc.	10,177	59,027
First United Corp.	4,427	18,505
First West Virginia Bancorp, Inc.	724	11,816
Firstbank Corp.	4,302	28,820
*FirstCity Financial Corp.	9,479	73,557
FirstMerit Corp.	129,737	2,376,782
*Flagstar Bancorp, Inc.	2,830	4,471
Flagstone Reinsurance Holdings SA	98,242	1,204,447
Flushing Financial Corp.	39,037	556,277
*FNB United Corp.	6,680	2,806
#*Forest City Enterprises, Inc. Class A	174,940	2,958,235
*Forest City Enterprises, Inc. Class B	13,038	218,647
*Forestar Group, Inc.	40,244	750,953
*Fox Chase Bancorp, Inc.	26,803	329,409
*FPIC Insurance Group, Inc.	18,906	676,079
Franklin Resources, Inc.	27,951	3,372,288
Fulton Financial Corp.	254,480	2,626,234
GAINSCO, Inc.	1,100	8,250
Gallagher (Arthur J.) & Co.	61,389	1,822,026
GAMCO Investors, Inc.	8,787	390,846
*Genworth Financial, Inc.	411,216	5,580,201
German American Bancorp, Inc.	13,877	237,574
GFI Group, Inc.	128,468	657,756
Glacier Bancorp, Inc.	70,274	991,566
*Gleacher & Co., Inc.	94,356	200,506
*Global Indemnity P.L.C.	18,227	362,991
Goldman Sachs Group, Inc. (The)	213,284	34,897,528
Gouverneur Bancorp, Inc.	600	5,640
Great Southern Bancorp, Inc.	16,504	361,438
#*Greene Bancshares, Inc.	14,450	45,517
#Greenhill & Co., Inc.	11,348	787,778
*Greenlight Capital Re, Ltd.	34,885	986,199
*Grubb & Ellis Co.	5,800	6,670
GS Financial Corp.	500	5,000
*Guaranty Bancorp	29,373	43,178
*Guaranty Federal Bancshares, Inc.	1,840	12,604
*Hallmark Financial Services, Inc.	25,032	212,522
Hampden Bancorp, Inc.	4,705	57,166
*Hampton Roads Bankshares, Inc.	7,965	5,177
#Hancock Holding Co.	40,875	1,340,700
*Hanmi Financial Corp.	28,942	38,059
Hanover Insurance Group, Inc.	67,028	3,170,424
Harleysville Group, Inc.	33,303	1,176,595
Harleysville Savings Financial Corp.	3,551	53,087
*Harris & Harris Group, Inc.	35,872	182,588
Hartford Financial Services Group, Inc.	202,236	5,618,116
Hawthorn Bancshares, Inc.	2,196	19,413
HCC Insurance Holdings, Inc.	148,486	4,496,156
Heartland Financial USA, Inc.	19,844	335,562
*Heritage Commerce Corp.	17,860	81,799
*Heritage Financial Corp.	12,174	173,480

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Heritage Financial Group, Inc.	6,685	$77,546
HF Financial Corp.	4,712	52,162
*HFF, Inc.	12,659	159,630
*Hilltop Holdings, Inc.	65,500	642,555
Hingham Institution for Savings	1,254	62,700
*HMN Financial, Inc.	2,615	6,982
*Home Bancorp, Inc.	4,781	65,978
Home Bancshares, Inc.	30,421	622,414
Home Federal Bancorp, Inc.	20,609	220,928
Homeowners Choice, Inc.	4,036	33,660
HopFed Bancorp, Inc.	2,479	23,303
Horace Mann Educators Corp.	50,876	879,137
Horizon Bancorp	1,747	47,518
#*Horizon Financial Corp.	7,850	18
Hudson City Bancorp, Inc.	277,961	3,052,012
Hudson Valley Holding Corp.	7,804	175,200
Huntington Bancshares, Inc.	650,915	4,712,625
IBERIABANK Corp.	32,691	1,854,234
Independence Holding Co.	15,391	121,435
Independent Bank Corp. (453836108)	26,542	721,412
#*Independent Bank Corp. (453838609)	513	1,575
Indiana Community Bancorp	4,755	76,318
Infinity Property & Casualty Corp.	19,978	1,193,486
*Integra Bank Corp.	8,890	6,668
Interactive Brokers Group, Inc.	52,366	846,758
*IntercontinentalExchange, Inc.	12,821	1,544,802
*Intergroup Corp. (The)	677	14,407
*International Assets Holding Corp.	22,741	532,139
International Bancshares Corp.	85,259	1,617,363
*Internet Capital Group, Inc.	46,405	565,213
*Intervest Bancshares Corp.	4,600	12,098
Invesco, Ltd.	296,780	7,342,337
*Investment Technology Group, Inc.	47,446	874,430
*Investors Bancorp, Inc.	194,062	2,584,906
*Investors Capital Holdings, Ltd.	5,019	25,095
Investors Title Co.	1,949	62,349
*Jacksonville Bancorp, Inc.	187	1,262
#*Janus Capital Group, Inc.	232,088	2,996,256
#Jefferies Group, Inc.	173,713	4,344,562
*Jefferson Bancshares, Inc.	2,704	11,249
JMP Group, Inc.	24,891	186,434
Jones Lang LaSalle, Inc.	47,649	4,223,607
JPMorgan Chase & Co.	1,758,487	79,026,406
Kaiser Federal Financial Group, Inc.	10,421	124,427
KBW, Inc.	45,820	1,225,685
Kearny Financial Corp.	96,018	894,888
Kentucky First Federal Bancorp	3,283	30,532
KeyCorp.	762,279	6,784,283
*Knight Capital Group, Inc.	112,718	1,562,271
*LaBranche & Co., Inc.	28,087	105,607
Lake Shore Bancorp, Inc.	247	2,359
Lakeland Bancorp, Inc.	31,353	301,616
Lakeland Financial Corp.	19,874	409,007
Landmark Bancorp, Inc.	1,783	29,366
Legacy Bancorp, Inc.	8,979	116,727
Legg Mason, Inc.	137,089	4,541,759
Leucadia National Corp.	133,080	4,327,762
#Life Partners Holdings, Inc.	19,624	202,520
Lincoln National Corp.	276,097	7,962,637
LNB Bancorp, Inc.	13,999	73,915
Loews Corp.	183,672	7,356,064

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Louisiana Bancorp, Inc.	3,600	$53,100
*LSB Financial Corp.	646	9,800
M&T Bank Corp.	96,379	8,333,892
#*Macatawa Bank Corp.	19,067	81,988
*Magyar Bancorp, Inc.	2,122	8,806
Maiden Holdings, Ltd.	80,866	646,928
MainSource Financial Group, Inc.	23,984	217,895
Malvern Federal Bancorp, Inc.	200	1,600
#*Markel Corp.	6,124	2,464,910
*Market Leader, Inc.	6,614	16,337
MarketAxess Holdings, Inc.	40,702	819,331
*Marlin Business Services Corp.	18,895	246,769
Marsh & McLennan Cos., Inc.	132,000	3,680,160
Marshall & Ilsley Corp.	446,247	3,119,267
*Maui Land & Pineapple Co., Inc.	7,073	34,304
Mayflower Bancorp, Inc.	600	5,370
MB Financial, Inc.	61,416	1,207,439
#*MBIA, Inc.	379,056	4,055,899
#*MBT Financial Corp.	11,103	20,541
MCG Capital Corp.	99,685	677,858
Meadowbrook Insurance Group, Inc.	69,195	656,661
Medallion Financial Corp.	20,882	163,506
#*Mercantile Bancorp, Inc.	5,221	5,848
Mercantile Bank Corp.	5,327	48,636
Mercer Insurance Group, Inc.	6,859	192,395
Merchants Bancshares, Inc.	8,179	224,677
Mercury General Corp.	70,694	3,000,960
*Meridian Interstate Bancorp, Inc.	23,278	283,992
Meta Financial Group, Inc.	2,392	36,047
MetLife, Inc.	416,292	19,053,685
*Metro Bancorp, Inc.	12,194	146,694
*MetroCorp Bancshares, Inc.	7,400	29,230
*MF Global Holdings, Ltd.	162,821	1,348,158
#*MGIC Investment Corp.	254,709	2,137,009
MicroFinancial, Inc.	12,415	51,522
*Mid Penn Bancorp, Inc.	1,076	11,029
MidSouth Bancorp, Inc.	10,143	136,119
*Midwest Banc Holdings, Inc.	22,907	229
MidWestOne Financial Group, Inc.	7,532	105,975
Montpelier Re Holdings, Ltd.	100,596	1,996,831
#Moody’s Corp.	46,265	1,358,803
Morgan Stanley	584,801	17,193,149
MSB Financial Corp.	1,360	8,160
*MSCI, Inc.	24,652	843,838
MutualFirst Financial, Inc.	5,475	56,119
*Nara Bancorp, Inc.	47,994	468,421
*NASDAQ OMX Group, Inc. (The)	172,975	4,234,428
*National Financial Partners Corp.	54,689	693,457
National Interstate Corp.	24,288	510,534
National Penn Bancshares, Inc.	158,186	1,290,798
National Security Group, Inc.	977	11,656
National Western Life Insurance Co. Class A	2,976	514,788
Naugatuck Valley Financial Corp.	567	4,990
*Navigators Group, Inc. (The)	34,151	1,671,350
#NBT Bancorp, Inc.	66,258	1,535,860
Nelnet, Inc. Class A	47,022	1,054,233
*New Century Bancorp, Inc.	2,277	11,453
New England Bancshares, Inc.	4,584	43,090
New Hampshire Thrift Bancshares, Inc.	5,591	73,522
New Westfield Financial, Inc.	39,650	336,232
#New York Community Bancorp, Inc.	253,127	4,637,287

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
NewAlliance Bancshares, Inc.	134,870	$2,016,306
*NewBridge Bancorp	11,370	57,873
*Newport Bancorp, Inc.	2,300	28,842
*NewStar Financial, Inc.	64,606	626,032
North Central Bancshares, Inc.	200	3,210
*North Valley Bancorp	836	7,674
*Northeast Bancorp	301	4,620
Northeast Community Bancorp, Inc.	10,493	65,476
Northern Trust Corp.	65,688	3,414,462
#Northfield Bancorp, Inc.	50,987	661,301
Northrim Bancorp, Inc.	6,100	114,924
Northway Financial, Inc.	2,251	18,571
Northwest Bancshares, Inc.	132,595	1,553,350
Norwood Financial Corp.	1,940	52,787
NYSE Euronext, Inc.	224,206	7,131,993
Ocean Shore Holding Co.	7,768	93,604
OceanFirst Financial Corp.	23,192	321,209
*Ocwen Financial Corp.	115,300	1,164,530
Ohio Valley Banc Corp.	2,524	50,379
Old National Bancorp	103,234	1,107,701
#Old Republic International Corp.	328,192	4,013,788
#Old Second Bancorp, Inc.	13,666	21,456
OneBeacon Insurance Group, Ltd.	42,145	579,494
Oppenheimer Holdings, Inc. Class A	10,030	261,783
optionsXpress Holdings, Inc.	74,572	1,108,140
Oriental Financial Group, Inc.	39,967	472,410
Oritani Financial Corp.	76,032	911,624
Osage Bancshares, Inc.	2,100	16,642
#*PAB Bankshares, Inc.	3,764	1,995
*Pacific Capital Bancorp	4,666	130,788
Pacific Continental Corp.	19,841	201,386
#*Pacific Mercantile Bancorp	7,157	27,483
*Pacific Premier Bancorp, Inc.	4,589	30,609
PacWest Bancorp	54,358	1,072,483
*Park Bancorp, Inc.	700	2,734
Park National Corp.	17,000	1,107,040
Parkvale Financial Corp.	4,025	43,269
PartnerRe, Ltd.	65,018	5,323,674
#*Patriot National Bancorp	1,300	3,250
Peapack-Gladstone Financial Corp.	9,635	131,229
Penns Woods Bancorp, Inc.	5,104	198,597
*Penson Worldwide, Inc.	30,451	144,947
Peoples Bancorp of North Carolina	4,359	27,767
Peoples Bancorp, Inc. (709788202)	1,479	23,072
Peoples Bancorp, Inc. (709789101)	12,545	170,487
People’s United Financial, Inc.	304,105	3,925,996
*PHH Corp.	65,161	1,556,696
*Phoenix Cos., Inc. (The)	205,612	526,367
*PICO Holdings, Inc.	26,406	818,058
Pinnacle Bancshares, Inc.	444	4,129
*Pinnacle Financial Partners, Inc.	37,799	520,114
*Piper Jaffray Cos., Inc.	21,942	917,176
*Platinum Underwriters Holdings, Ltd.	60,202	2,660,928
#*PMI Group, Inc. (The)	205,136	596,946
PNC Financial Services Group, Inc.	230,384	13,823,040
*Popular, Inc.	390,459	1,253,373
Porter Bancorp, Inc.	11,060	104,849
#*Portfolio Recovery Associates, Inc.	22,033	1,589,461
*Preferred Bank	9,517	17,511
Premier Financial Bancorp, Inc.	4,510	28,774
Presidential Life Corp.	2,779	26,345

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Primus Guaranty, Ltd.	35,075	$168,009
#*PrInceton National Bancorp, Inc.	3,281	14,699
Principal Financial Group, Inc.	277,317	9,087,678
PrivateBancorp, Inc.	82,485	1,267,794
*ProAssurance Corp.	42,152	2,473,058
Progressive Corp.	170,933	3,386,183
Prosperity Bancshares, Inc.	58,846	2,380,321
Protective Life Corp.	110,275	3,040,282
*Providence Community Bancshares, Inc.	729	758
Provident Financial Holdings, Inc.	12,988	100,657
Provident Financial Services, Inc.	74,653	1,093,666
Provident New York Bancorp	52,536	490,161
Prudential Bancorp, Inc. of Pennsylvania	6,633	45,967
Prudential Financial, Inc.	209,753	12,901,907
*PSB Holdings, Inc.	3,341	16,505
#Pulaski Financial Corp.	14,284	105,987
Pzena Investment Management, Inc. Class A	4,045	27,830
QC Holdings, Inc.	17,425	71,268
QCR Holdings, Inc.	2,716	21,049
Radian Group, Inc.	97,172	697,695
*Rainier Pacific Financial Group, Inc.	4,450	11
#Raymond James Financial, Inc.	148,217	5,368,420
Regions Financial Corp.	989,490	7,025,379
Reinsurance Group of America, Inc.	74,364	4,280,392
RenaissanceRe Holdings, Ltd.	71,457	4,689,008
Renasant Corp.	30,900	481,731
Republic Bancorp, Inc. Class A	22,814	435,519
*Republic First Bancorp, Inc.	7,426	23,615
Resource America, Inc.	20,063	137,632
*Riverview Bancorp, Inc.	8,785	27,146
#RLI Corp.	26,055	1,403,583
#Rockville Financial, Inc.	22,757	337,259
*Rodman & Renshaw Capital Group, Inc.	39,919	87,023
Roma Financial Corp.	37,277	379,480
Rome Bancorp, Inc.	7,102	83,662
#*Royal Bancshares of Pennsylvania, Inc. Class A	6,756	11,688
*Rurban Financial Corp.	2,715	9,910
S&T Bancorp, Inc.	48,133	1,051,706
S.Y. Bancorp, Inc.	17,286	421,692
*Safeguard Scientifics, Inc.	26,979	443,805
Safety Insurance Group, Inc.	20,174	960,081
Salisbury Bancorp, Inc.	1,248	33,696
Sanders Morris Harris Group, Inc.	29,278	203,189
Sandy Spring Bancorp, Inc.	30,106	578,035
Savannah Bancorp, Inc. (The)	3,526	26,374
SCBT Financial Corp.	15,426	480,057
SeaBright Holdings, Inc.	27,448	266,520
*Seacoast Banking Corp. of Florida	30,047	51,080
*Security National Financial Corp. Class A	2,692	5,384
SEI Investments Co.	40,397	935,191
Selective Insurance Group, Inc.	66,895	1,189,393
Shore Bancshares, Inc.	6,072	58,473
*SI Financial Group, Inc.	3,413	31,058
*Siebert Financial Corp.	8,302	14,902
Sierra Bancorp	12,242	132,091
*Signature Bank	50,649	2,645,904
Simmons First National Corp.	21,619	600,792
*SLM Corp.	68,277	983,872
Somerset Hills Bancorp	3,246	30,675
South Street Financial Corp.	897	5,158
*Southcoast Financial Corp.	3,770	11,122

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Southern Community Financial Corp.	13,882	$23,599
*Southern Connecticut Bancorp, Inc.	1,300	5,668
*Southern First Bancshares, Inc.	1,967	15,754
Southern Missouri Bancorp, Inc.	569	10,777
*Southern National Bancorp of Virginia, Inc.	1,335	10,106
Southside Bancshares, Inc.	19,809	424,309
*Southwest Bancorp, Inc.	23,291	318,854
Southwest Georgia Financial Corp.	1,793	21,068
#*St. Joe Co. (The)	91,898	2,518,924
StanCorp Financial Group, Inc.	60,142	2,682,935
State Auto Financial Corp.	49,097	748,729
State Bancorp, Inc.	17,357	165,759
State Street Corp.	217,270	10,150,854
StellarOne Corp.	28,458	413,495
Sterling Bancorp	38,274	374,702
#Sterling Bancshares, Inc.	125,507	1,113,247
#Stewart Information Services Corp.	21,445	244,687
#*Stifel Financial Corp.	42,778	2,744,636
*Stratus Properties, Inc.	6,376	61,337
#Suffolk Bancorp	11,545	242,099
Summit State Bank	4,197	26,945
*Sun Bancorp, Inc.	30,600	126,684
SunTrust Banks, Inc.	218,585	6,651,542
#*Superior Bancorp	7,375	5,162
#Susquehanna Bancshares, Inc.	151,122	1,444,726
*Sussex Bancorp	2,127	12,741
*SVB Financial Group	54,530	2,861,189
SWS Group, Inc.	32,323	151,272
#Synovus Financial Corp.	992,143	2,619,258
T. Rowe Price Group, Inc.	23,387	1,541,671
*Taylor Capital Group, Inc.	17,751	182,303
#TCF Financial Corp.	181,264	2,708,084
#TD Ameritrade Holding Corp.	214,399	4,378,028
Teche Holding Co.	1,664	60,320
*Tejon Ranch Co.	22,119	582,172
*Tennessee Commerce Bancorp, Inc.	1,272	6,373
Territorial Bancorp, Inc.	15,406	297,182
*Teton Advisors, Inc.	95	1,140
*Texas Capital Bancshares, Inc.	44,088	1,075,306
TF Financial Corp.	1,912	43,307
TFS Financial Corp.	169,775	1,655,306
*Thomas Properties Group, Inc.	75,959	288,644
*TIB Financial Corp.	274	5,042
*Tidelands Bancshares, Inc.	551	667
*TierOne Corp.	8,000	32
Timberland Bancorp, Inc.	5,508	25,447
Tompkins Financial Corp.	13,643	555,952
Torchmark Corp.	70,991	4,422,739
Tower Bancorp, Inc.	5,133	116,160
*Tower Financial Corp.	1,584	13,987
#Tower Group, Inc.	54,705	1,424,518
TowneBank	34,431	513,022
*TradeStation Group, Inc.	56,246	392,035
Transatlantic Holdings, Inc.	79,921	4,111,935
Travelers Cos., Inc. (The)	240,418	13,525,917
*Tree.com, Inc.	10,426	87,891
TriCo Bancshares.	19,694	298,758
#Trustco Bank Corp.	96,847	579,629
Trustmark Corp.	79,506	1,907,349
U.S. Bancorp	763,506	20,614,662
UMB Financial Corp.	50,500	2,052,825

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Umpqua Holdings Corp.	116,995	$1,283,435
Unico American Corp.	100	994
Union Bankshares, Inc.	2,282	41,190
Union First Market Bankshares Corp.	32,295	394,645
United Bancshares, Inc.	2,086	20,672
#United Bankshares, Inc.	51,460	1,451,172
United Community Bancorp	1,759	13,131
*United Community Banks, Inc.	47,954	81,522
*United Community Financial Corp.	10,564	16,269
United Financial Bancorp, Inc.	23,125	354,506
United Fire & Casualty Co.	53,432	1,071,044
*United PanAm Financial Corp.	13,344	92,474
*United Security Bancshares	7,638	26,733
●*United Western Bancorp, Inc.	6,086	2,313
Unitrin, Inc.	86,420	2,325,562
*Unity Bancorp, Inc.	5,277	35,752
Universal Insurance Holdings, Inc.	47,676	258,404
Univest Corp. of Pennsylvania	20,751	357,643
Unum Group	291,024	7,258,139
Validus Holdings, Ltd.	101,519	3,086,178
#Valley National Bancorp	196,613	2,660,174
ViewPoint Financial Group	42,437	537,889
*Virginia Commerce Bancorp, Inc.	33,564	201,720
*Virtus Investment Partners, Inc.	1,859	89,734
VIST Financial Corp.	4,057	33,673
#*Waccamaw Bankshares, Inc.	1,080	1,620
Waddell & Reed Financial, Inc.	26,403	953,676
Washington Banking Co.	19,530	266,584
Washington Federal, Inc.	141,260	2,442,385
Washington Trust Bancorp, Inc.	19,604	392,080
*Waterstone Financial, Inc.	21,650	58,455
Wayne Savings Bancshares, Inc.	1,615	15,294
Webster Financial Corp.	97,250	2,225,080
Wells Fargo & Co.	2,251,097	72,980,565
WesBanco, Inc.	33,287	627,460
Wesco Financial Corp.	4,829	1,814,690
West Bancorporation, Inc.	23,067	165,506
*West Coast Bancorp	111,070	360,978
Westamerica Bancorporation	29,046	1,452,300
*Western Alliance Bancorp	97,255	729,412
Westwood Holdings Group, Inc.	4,043	144,133
White Mountains Insurance Group, Ltd.	10,919	3,712,460
White River Capital, Inc.	1,850	32,486
Whitney Holding Corp.	109,109	1,452,241
Wilber Corp.	7,892	74,027
Wilmington Trust Corp.	75,973	332,762
Wilshire Bancorp, Inc.	35,596	228,526
Wintrust Financial Corp.	40,165	1,321,830
*World Acceptance Corp.	24,217	1,360,027
WR Berkley Corp.	125,520	3,545,940
*WSB Holdings, Inc.	8,451	24,930
WVS Financial Corp.	2,157	19,284
Xl Group P.L.C.	302,724	6,938,434
*Yadkin Valley Financial Corp.	13,928	38,441
Zions Bancorporation	192,902	4,548,629
*ZipRealty, Inc.	21,331	57,167

Total Financials		1,082,762,740

Health Care — (8.8%)
*A.D.A.M., Inc.	5,904	41,269
*Abaxis, Inc.	20,222	532,850

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
Abbott Laboratories	136,495	$6,164,114
*ABIOMED, Inc.	65,217	639,127
*Acadia Pharmaceuticals, Inc.	2,387	4,058
*Accelr8 Technology Corp.	2,183	2,838
*Accelrys, Inc.	70,359	578,351
*Accuray, Inc.	89,725	768,046
*Achillion Pharmaceuticals, Inc.	17,500	77,875
*Adcare Health Systems, Inc.	5,199	22,772
*Adolor Corp.	4,235	5,971
*ADVENTRX Pharmaceuticals, Inc.	9,443	21,813
Aetna, Inc.	184,690	6,083,689
*Affymax, Inc.	30,015	199,900
*Affymetrix, Inc.	86,203	418,085
*Air Methods Corp.	16,381	839,362
*Akorn, Inc.	23,203	116,015
*Albany Molecular Research, Inc.	17,224	85,948
#*Alere, Inc.	94,106	3,686,132
*Alexion Pharmaceuticals, Inc.	18,088	1,516,136
#*Alexza Pharmaceuticals, Inc.	9,551	13,562
#*Align Technology, Inc.	66,529	1,385,799
*Alkermes, Inc.	123,231	1,590,912
Allergan, Inc.	33,891	2,393,044
*Alliance HealthCare Services, Inc.	65,771	275,580
*Allied Healthcare International, Inc.	48,514	117,404
*Allied Healthcare Products, Inc.	4,008	16,914
*Allos Therapeutics, Inc.	38,881	130,640
*Allscripts Healthcare Solutions, Inc.	148,658	3,138,170
*Almost Family, Inc.	11,857	395,905
#*Alnylam Pharmaceuticals, Inc.	9,630	99,430
*Alphatec Holdings, Inc.	92,694	223,393
*AMAG Pharmaceuticals, Inc.	15,293	272,215
#*Amedisys, Inc.	29,093	991,780
America Services Group, Inc.	10,914	184,119
*American Dental Partners, Inc.	20,220	256,996
*American Medical Systems Holdings, Inc.	99,932	1,950,673
*American Shared Hospital Services	2,089	6,706
*AMERIGROUP Corp.	64,076	3,355,660
AmerisourceBergen Corp.	103,632	3,716,244
*Amgen, Inc.	203,827	11,226,791
*Amicus Therapeutics, Inc.	3,144	17,889
*AMN Healthcare Services, Inc.	38,569	223,700
*Amsurg Corp.	39,658	835,594
#*Amylin Pharmaceuticals, Inc.	57,618	932,259
*Anadys Pharmaceuticals, Inc.	9,107	11,384
Analogic Corp.	15,971	815,639
*AngioDynamics, Inc.	31,971	517,770
*Anika Therapeutics, Inc.	13,446	93,988
*Animal Health International, Inc.	8,344	23,113
*ARCA Biopharma, Inc.	8,083	25,542
*Arcadia Resources, Inc.	27,261	8,178
*Ardea Biosciences, Inc.	3,444	91,335
*Arena Pharmaceuticals, Inc.	8,430	13,319
*Ariad Pharmaceuticals, Inc.	178,800	1,139,850
*Arqule, Inc.	29,200	178,996
*Array BioPharma, Inc.	37,816	109,666
Arrhythmia Research Technology, Inc.	1,790	9,952
*ArthroCare Corp.	33,220	929,828
*ARYx Therapeutics, Inc.	3,169	1,109
*Assisted Living Concepts, Inc.	12,561	413,508
#*athenahealth, Inc.	1,051	45,130
*AtriCure, Inc.	14,341	157,751

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
Atrion Corp.	2,735	$458,550
*AVANIR Pharmaceuticals, Inc.	22,913	92,798
*AVI BioPharma, Inc.	600	1,299
Bard (C.R.), Inc.	9,268	874,436
Baxter International, Inc.	46,000	2,230,540
Beckman Coulter, Inc.	40,781	2,936,640
Becton Dickinson & Co.	24,312	2,016,680
*Bioanalytical Systems, Inc.	2,068	4,529
*BioClinica, Inc.	15,357	68,953
*BioCryst Pharmaceuticals, Inc.	33,426	137,715
*Biogen Idec, Inc.	25,944	1,698,554
#*BioMarin Pharmaceutical, Inc.	32,643	829,785
*BioMimetic Therapeutics, Inc.	12,566	162,981
*Bio-Rad Laboratories, Inc. Class A	24,715	2,690,969
*Bio-Rad Laboratories, Inc. Class B	2,205	240,532
*Bio-Reference Labs, Inc.	16,614	383,617
*BioSante Pharmaceuticals, Inc.	7,594	14,125
*BioScrip, Inc.	49,512	256,472
*BioSpecifics Technologies Corp.	2,000	46,420
*BMP Sunstone Corp.	49,931	496,314
*Boston Scientific Corp.	798,380	5,572,692
*Bovie Medical Corp.	12,790	39,009
#Bristol-Myers Squibb Co.	205,112	5,164,720
*Brookdale Senior Living, Inc.	144,969	3,167,573
*Bruker BioSciences Corp.	64,955	1,136,712
#*BSD Medical Corp.	4,763	20,719
#*Cadence Pharmaceuticals, Inc.	17,275	134,140
*Caliper Life Sciences, Inc.	62,268	401,006
*Cambrex Corp.	34,584	157,703
Cantel Medical Corp.	21,575	459,332
*Capital Senior Living Corp.	31,947	218,198
*Capstone Therapeutics Corp.	2,652	1,374
*Caraco Pharmaceutical Laboratories, Ltd.	34,438	162,892
*Cardica, Inc.	3,013	12,173
Cardinal Health, Inc.	103,083	4,278,975
*CardioNet, Inc.	82	357
*Cardiovascular Systems, Inc.	5,798	68,532
*CareFusion Corp.	192,960	4,964,861
*CAS Medical Systems, Inc.	693	2,294
*Catalyst Health Solutions, Inc.	39,084	1,696,246
*Catalyst Pharmaceutical Partners, Inc.	1,590	1,876
*Celera Corp.	148,713	919,790
*Celgene Corp.	42,255	2,177,400
#*Celldex Therapeutics, Inc.	21,157	78,281
#*Celsion Corp.	7,425	19,156
*Centene Corp.	64,378	1,784,558
#*Cephalon, Inc.	42,241	2,495,598
#*Cepheid, Inc.	9,351	222,180
#*Cerner Corp.	30,900	3,054,465
*Cerus Corp.	24,244	80,005
*Charles River Laboratories International, Inc.	83,307	3,194,823
Chemed Corp.	29,825	1,856,010
*Cigna Corp.	128,884	5,415,706
#*Clinical Data, Inc.	7,959	236,701
*Codexis, Inc.	8,920	80,548
#*Columbia Laboratories, Inc.	6,488	14,663
*CombiMatrix Corp.	7,394	20,112
*Community Health Systems, Inc.	124,209	4,362,220
Computer Programs & Systems, Inc.	4,907	254,673
#*Conceptus, Inc.	30,100	406,500
*CONMED Corp.	35,656	930,978

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Conmed Healthcare Management, Inc.	1,665	$5,361
*Continucare Corp.	74,600	303,622
#Cooper Cos., Inc.	59,284	3,399,345
*Cornerstone Therapeutics, Inc.	2,272	13,223
*Corvel Corp.	14,931	753,717
#*Covance, Inc.	39,037	2,200,906
*Coventry Health Care, Inc.	155,335	4,655,390
Covidien P.L.C.	20,889	991,601
*CPEX Pharmaceuticals, Inc.	1,424	38,377
*Cross Country Healthcare, Inc.	38,183	274,918
*CryoLife, Inc.	35,789	181,450
*Cubist Pharmaceuticals, Inc.	76,317	1,674,395
*Cumberland Pharmaceuticals, Inc.	4,915	30,473
*Curis, Inc.	6,700	18,559
*Cutera, Inc.	15,596	127,575
*Cyberonics, Inc.	21,390	700,522
*Cyclacel Pharmaceuticals, Inc.	3,300	4,785
*Cynosure, Inc. Class A	10,074	109,958
*Cytokinetics, Inc.	71,615	136,068
*Cytori Therapeutics, Inc.	34,114	186,945
*DaVita, Inc.	41,542	3,067,877
Daxor Corp.	5,407	51,204
*Dendreon Corp.	48,246	1,690,540
#DENTSPLY International, Inc.	96,933	3,439,183
*DepoMed, Inc.	25,644	214,897
*DexCom, Inc.	38,342	540,814
*Digirad Corp.	13,700	30,962
*Dionex Corp.	9,922	1,170,598
*Durect Corp.	40,784	127,246
*DUSA Pharmaceuticals, Inc.	7,073	22,634
*Dyax Corp.	68,911	130,931
*Dynacq Healthcare, Inc.	3,325	7,415
#*Dynavax Technologies Corp.	23,749	71,247
*Edwards Lifesciences Corp.	43,087	3,631,803
Eli Lilly & Co.	111,552	3,878,663
*Emdeon, Inc. Class A	14,961	219,777
*Emergency Medical Services Corp. Class A	8,800	594,000
*Emergent BioSolutions, Inc.	44,836	952,317
Emergent Group, Inc.	292	1,778
#*Emeritus Corp.	48,982	935,556
*Encision, Inc.	900	1,125
*Endo Pharmaceuticals Holdings, Inc.	140,537	4,668,639
●*Endo Pharmaceuticals Solutions	64,970	71,467
*Endologix, Inc.	36,400	212,212
Ensign Group, Inc.	26,669	644,323
*EnteroMedics, Inc.	417	1,130
*Entremed, Inc.	327	1,704
*Enzo Biochem, Inc.	48,834	242,217
*Enzon Pharmaceuticals, Inc.	77,086	863,363
*eResearch Technology, Inc.	61,035	392,455
*Exact Sciences Corp.	15,692	88,503
*Exactech, Inc.	15,508	258,829
*Exelixis, Inc.	86,535	750,258
*Express Scripts, Inc.	49,000	2,760,170
*Five Star Quality Care, Inc.	44,386	277,856
*Forest Laboratories, Inc.	169,062	5,453,940
*Furiex Pharmaceuticals, Inc.	2,355	39,328
*Genomic Health, Inc.	10,025	223,257
*Genoptix, Inc.	14,600	364,416
*Gen-Probe, Inc.	13,235	832,349
*Gentiva Health Services, Inc.	57,592	1,325,768

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*GenVec, Inc.	3,171	$1,741
*Genzyme Corp.	82,609	6,059,370
#*Geron Corp.	89,111	436,644
*Gilead Sciences, Inc.	64,524	2,476,431
*Greatbatch, Inc.	29,461	693,807
*GTx, Inc.	17,440	49,878
*Haemonetics Corp.	32,754	1,943,622
#*Halozyme Therapeutics, Inc.	41,343	275,758
*Hanger Orthopedic Group, Inc.	39,997	821,938
#*Hansen Medical, Inc.	5,168	8,320
*Harvard Bioscience, Inc.	32,095	136,725
*Health Management Associates, Inc.	151,700	1,380,470
*Health Net, Inc.	133,177	3,799,540
*HealthSouth Corp.	78,018	1,764,767
*HealthSpring, Inc.	70,883	2,154,134
*HealthStream, Inc.	24,364	169,573
*Healthways, Inc.	38,409	459,756
*HeartWare International, Inc.	1,311	121,936
#*Helicos BioSciences Corp.	11,559	1,618
*Henry Schein, Inc.	57,791	3,794,557
Hill-Rom Holdings, Inc.	76,100	3,079,767
*Hi-Tech Pharmacal Co., Inc.	15,594	355,855
*HMS Holdings Corp.	14,645	942,259
*Hologic, Inc.	227,293	4,527,677
*Hooper Holmes, Inc.	27,777	22,499
*Hospira, Inc.	48,100	2,656,563
#*Human Genome Sciences, Inc.	62,326	1,512,029
*Humana, Inc.	106,714	6,186,211
*ICU Medical, Inc.	17,234	673,160
*Idenix Pharmaceuticals, Inc.	48,802	216,681
*Idera Pharmaceuticals, Inc.	12,750	35,955
*IDEXX Laboratories, Inc.	10,374	743,816
#*Illumina, Inc.	17,330	1,201,662
*Immucor, Inc.	86,505	1,710,204
*ImmunoGen, Inc.	12,336	101,895
#*Immunomedics, Inc.	35,448	115,915
*Impax Laboratories, Inc.	63,189	1,467,249
#*Incyte Corp.	75,251	1,109,200
*Infinity Pharmaceuticals, Inc.	22,668	128,301
*Inovio Pharmaceuticals, Inc.	19,500	24,765
*Inspire Pharmaceuticals, Inc.	35,141	138,807
*Insulet Corp.	10,130	172,514
*Integra LifeSciences Holdings Corp.	37,472	1,737,951
*IntegraMed America, Inc.	11,577	110,445
*Interleukin Genetics, Inc.	4,930	1,578
#*InterMune, Inc.	14,631	546,760
#*Intuitive Surgical, Inc.	3,400	1,097,894
Invacare Corp.	40,711	1,125,252
*IPC The Hospitalist Co.	20,750	770,448
*Iridex Corp.	6,341	25,491
*IRIS International, Inc.	21,582	213,446
#*Isis Pharmaceuticals, Inc.	1,691	15,388
*ISTA Pharmaceuticals, Inc.	28,437	161,238
*Jazz Pharmaceuticals, Inc.	32,978	737,388
Johnson & Johnson	334,716	20,005,975
*Kendle International, Inc.	17,583	199,743
*Kensey Nash Corp.	15,195	367,719
*Keryx Biopharmaceuticals, Inc.	16,500	66,000
Kewaunee Scientific Corp.	1,904	26,123
*Kindred Healthcare, Inc.	40,807	763,499
*Kinetic Concepts, Inc.	87,926	4,056,026

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*King Pharmaceuticals, Inc.	320,423	$4,562,824
*K-V Pharmaceutical Co.	45,622	73,451
*K-V Pharmaceutical Co. Class B	7,693	12,693
*Laboratory Corp. of America Holdings	19,800	1,780,218
Landauer, Inc.	5,250	304,762
*Lannet Co., Inc.	31,088	162,590
*LCA-Vision, Inc.	20,800	140,816
*LeMaitre Vascular, Inc.	16,860	118,357
*Lexicon Pharmaceuticals, Inc.	47,138	79,663
*LHC Group, Inc.	21,059	560,169
*Life Technologies Corp.	120,198	6,525,549
*LifePoint Hospitals, Inc.	69,805	2,457,136
*Ligand Pharmaceuticals, Inc. Class B	3,621	31,503
Linc.are Holdings, Inc.	111,350	3,012,018
*Luminex Corp.	34,750	590,055
*Luna Innovations, Inc.	4,551	8,829
*Magellan Health Services, Inc.	43,782	2,119,487
#*Mannkind Corp.	31,918	152,249
*MAP Pharmaceuticals, Inc.	2,494	38,345
*Marina Biotech, Inc.	200	206
*Martek Biosciences Corp.	42,021	1,319,880
Masimo Corp.	21,459	643,234
*Matrixx Initiatives, Inc.	10,661	85,181
Maxygen, Inc.	48,995	194,510
McKesson Corp.	54,224	4,076,018
*MedAssets, Inc.	72,139	1,416,089
*MedCath Corp.	27,114	363,056
*Medco Health Solutions, Inc.	47,292	2,885,758
*Medical Action Industries, Inc.	32,084	259,880
*Medicines Co. (The)	69,932	1,096,534
*MediciNova, Inc.	4,963	24,765
Medicis Pharmaceutical Corp. Class A	77,415	1,968,663
*Medidata Solutions, Inc.	15,272	381,036
*Medivation, Inc.	964	13,573
*Mednax, Inc.	51,539	3,409,305
MedQuist, Inc.	42,163	392,959
MEDTOX Scientific, Inc.	9,499	127,952
Medtronic, Inc.	101,099	3,874,114
Merck & Co., Inc.	591,992	19,636,375
*Merge Healthcare, Inc.	31,115	133,172
#Meridian Bioscience, Inc.	17,777	390,027
*Merit Medical Systems, Inc.	35,847	529,460
#*Metabolix, Inc.	4,933	43,657
#*Metropolitan Health Networks, Inc.	49,880	228,450
*Mettler Toledo International, Inc.	11,500	1,715,685
*Micromet, Inc.	28,355	182,323
*Misonix, Inc.	6,760	15,852
*Molina Healthcare, Inc.	34,584	1,060,345
*MWI Veterinary Supply, Inc.	14,517	902,377
*Mylan, Inc.	201,643	4,670,052
*Myrexis, Inc.	15,187	59,685
*Myriad Genetics, Inc.	39,600	790,416
*Nabi Biopharmaceuticals	65,032	364,179
*Nanosphere, Inc.	32,702	119,689
National Healthcare Corp.	16,984	751,882
National Research Corp.	8,032	241,763
*Natus Medical, Inc.	59,388	894,383
#*Nektar Therapeutics	6,411	71,867
*Neogen Corp.	22,215	798,851
*Neuralstem, Inc.	165	322
*Neurocrine Biosciences, Inc.	42,212	311,525

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*NeurogesX, Inc.	8,021	$42,271
#*Neurometrix, Inc.	9,119	5,016
*NovaMed, Inc.	8,042	105,189
*Novavax, Inc.	48,240	104,198
*NPS Pharmaceuticals, Inc.	38,842	388,614
#*NuVasive, Inc.	38,833	1,085,188
*NxStage Medical, Inc.	56,308	1,353,644
*Obagi Medical Products, Inc.	26,212	278,371
Omnicare, Inc.	149,773	3,882,116
*Omnicell, Inc.	41,765	581,995
*OncoGenex Pharmaceutical, Inc.	1,700	26,945
*Oncothyreon, Inc.	8,655	26,744
#*Onyx Pharmaceuticals, Inc.	68,082	2,402,273
#*Optimer Pharmaceuticals, Inc.	5,754	63,294
*OraSure Technologies, Inc.	59,567	385,398
*Orchid Cellmark, Inc.	18,439	37,431
*Ore Pharmaceutical Holdings, Inc.	2,088	679
*Orexigen Therapeutics, Inc.	23,059	209,606
*Orthovita, Inc.	37,884	77,852
*Osiris Therapeutics, Inc.	23,813	157,404
Owens & Minor, Inc.	66,943	1,976,827
#*OXiGENE, Inc.	4,292	858
*Pain Therapeutics, Inc.	54,000	334,260
*Palomar Medical Technologies, Inc.	23,863	354,604
*Par Pharmaceutical Cos., Inc.	46,125	1,647,585
*Parexel International Corp.	75,792	1,759,132
#Patterson Cos., Inc.	84,104	2,780,478
*PDI, Inc.	16,602	134,061
PDL BioPharma, Inc.	118,579	585,780
PerkinElmer, Inc.	151,944	3,886,728
*Pernix Therapeutics Holdings, Inc.	5,411	59,467
Perrigo Co.	21,164	1,539,469
Pfizer, Inc.	2,906,703	52,960,129
Pharmaceutical Products Development Service, Inc.	87,885	2,560,969
*Pharmasset, Inc.	2,775	134,476
*PharmAthene, Inc.	3,212	10,375
*PharMerica Corp.	38,393	434,225
*PHC, Inc.	13,949	29,990
*PhotoMedex, Inc.	296	1,672
#*Poniard Pharmaceuticals, Inc.	9,411	3,953
*Pozen, Inc.	14,400	87,120
*Progenics Pharmaceuticals, Inc.	36,715	205,053
*ProPhase Labs, Inc.	19,981	28,173
*Providence Service Corp.	16,952	241,227
#*pSivida Corp.	16,343	81,715
#*PSS World Medical, Inc.	60,216	1,434,947
Psychemedics Corp.	1,810	15,240
Quality Systems, Inc.	12,030	960,475
Quest Diagnostics, Inc.	105,125	5,986,869
*Questcor Pharmaceuticals, Inc.	47,500	734,350
#*Quidel Corp.	37,174	504,823
*RadNet, Inc.	26,380	96,023
*Raptor Pharmaceutical Corp.	362	1,408
*Regeneration Technologies, Inc.	60,280	161,550
#*Regeneron Pharmaceuticals, Inc.	33,215	1,118,681
*RegeneRx Biopharmaceuticals, Inc.	5,972	1,362
*RehabCare Group, Inc.	30,073	738,593
*Repligen Corp.	40,505	209,411
#*Repros Therapeutics, Inc.	500	1,220
#*ResMed, Inc.	35,926	1,131,310
*Retractable Technologies, Inc.	7,725	14,446

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Rigel Pharmaceuticals, Inc.	57,590	$387,293
*Rochester Medical Corp.	13,631	145,647
#*Rockwell Medical Technologies, Inc.	12,273	114,875
*Salix Pharmaceuticals, Ltd.	32,867	1,346,561
#*Sangamo BioSciences, Inc.	28,218	216,150
*Santarus, Inc.	49,945	163,070
*SciClone Pharmaceuticals, Inc.	59,868	234,683
*SCOLR Pharma, Inc.	1,900	475
*Select Medical Holdings Corp.	38,946	262,496
#*Sequenom, Inc.	28,464	194,978
*SeraCare Life Sciences, Inc.	519	2,299
*Sirona Dental Systems, Inc.	59,952	2,626,497
*Skilled Healthcare Group, Inc.	26,638	286,092
*Solta Medical, Inc.	40,213	110,586
#*Somaxon Pharmaceuticals, Inc.	10,200	30,804
*SonoSite, Inc.	21,808	731,876
Span-American Medical System, Inc.	3,812	56,646
*Spectranetics Corp.	40,422	185,941
*Spectrum Pharmaceuticals, Inc.	36,900	221,400
*SRI/Surgical Express, Inc.	4,985	29,112
*St. Jude Medical, Inc.	34,459	1,395,590
*Staar Surgical Co.	29,360	153,406
*StemCells, Inc.	16,387	15,217
#*Stereotaxis, Inc.	44,332	148,956
Steris Corp.	63,131	2,198,221
*Strategic Diagnostics, Inc.	5,039	10,431
#Stryker Corp.	39,340	2,264,410
*Sucampo Pharmaceuticals, Inc.	14,749	63,716
*Sun Healthcare Group, Inc.	27,539	344,100
*SunLink Health Systems, Inc.	1,200	2,196
#*Sunrise Senior Living, Inc.	56,657	453,256
*SuperGen, Inc.	62,214	187,264
*SurModics, Inc.	19,659	231,976
*Symmetry Medical, Inc.	44,127	422,295
*Synovis Life Technologies, Inc.	13,560	203,197
*Synta Pharmaceuticals Corp.	13,373	66,731
*Targacept, Inc.	19,951	513,938
*Team Health Holdings, Inc.	12,202	188,643
#Techne Corp.	13,900	958,405
Teleflex, Inc.	51,022	2,924,581
*Telik, Inc.	1,600	1,792
*Tenet Healthcare Corp.	155,411	1,033,483
*Theragenics Corp.	18,695	30,847
#*Theravance, Inc.	23,945	503,803
*Thermo Fisher Scientific, Inc.	173,220	9,920,309
*Thoratec Corp.	40,530	956,103
*TomoTherapy, Inc.	70,497	235,460
*TranS1, Inc.	20,596	71,056
*Transcend Services, Inc.	7,236	133,359
*Transcept Pharmaceuticals, Inc.	22,329	185,331
*Trimeris, Inc.	17,500	44,800
*Triple-S Management Corp.	24,918	459,986
*U.S. Physical Therapy, Inc.	14,795	281,105
#*United Therapeutics Corp.	24,170	1,643,077
UnitedHealth Group, Inc.	491,713	20,184,819
Universal American Corp.	95,398	1,926,086
Universal Health Services, Inc.	64,030	2,695,663
*Urologix, Inc.	4,079	2,570
*Uroplasty, Inc.	2,767	14,388
Utah Medical Products, Inc.	4,789	130,261
*Vanda Pharmaceuticals, Inc.	7,964	63,792

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Varian Medical Systems, Inc.	14,346	$969,359
*Vascular Solutions, Inc.	20,685	218,847
*VCA Antech, Inc.	46,327	1,061,815
#*Vertex Pharmaceuticals, Inc.	20,322	790,323
*Vical, Inc.	59,369	118,144
*Viropharma, Inc.	99,536	1,632,390
*Vital Images, Inc.	18,848	250,490
#*Vivus, Inc.	13,806	123,564
*Waters Corp.	12,868	982,987
#*Watson Pharmaceuticals, Inc.	95,501	5,206,715
*WellCare Health Plans, Inc.	51,482	1,539,312
*WellPoint, Inc.	211,328	13,127,695
West Pharmaceutical Services, Inc.	43,690	1,747,163
*Wright Medical Group, Inc.	45,509	676,264
*XenoPort, Inc.	6,798	53,568
Young Innovations, Inc.	9,897	297,108
*Zalicus, Inc.	26,570	52,343
*Zimmer Holdings, Inc.	57,193	3,383,538
*Zoll Medical Corp.	28,006	1,158,048

Total Health Care		542,152,121

Industrials — (12.9%)
*3D Systems Corp.	28,192	804,600
3M Co.	58,971	5,184,730
A.O. Smith Corp.	42,455	1,817,499
*A.T. Cross Co.	9,296	90,543
#*A123 Systems, Inc.	81,701	740,211
#AAON, Inc.	21,415	576,706
*AAR Corp.	48,743	1,305,825
ABM Industries, Inc.	64,785	1,664,974
*Acacia Technologies Group	26,278	641,183
*ACCO Brands Corp.	52,600	431,846
Aceto Corp.	30,290	260,797
*Active Power, Inc.	7,900	16,985
Actuant Corp. Class A	87,007	2,412,704
Acuity Brands, Inc.	44,397	2,450,714
Administaff, Inc.	31,800	900,576
*Advisory Board Co. (The)	13,807	682,894
*Aecom Technology Corp.	136,679	4,000,594
*AeroCentury Corp.	1,068	20,399
*Aerosonic Corp.	1,200	4,284
*Aerovironment, Inc.	27,681	780,604
*AGCO Corp.	98,852	5,011,796
*Air Transport Services Group, Inc.	78,653	582,032
Aircastle, Ltd.	90,875	965,092
#*AirTran Holdings, Inc.	143,228	1,058,455
Alamo Group, Inc.	14,684	381,050
*Alaska Air Group, Inc.	46,800	2,772,432
Albany International Corp.	34,274	772,879
Alexander & Baldwin, Inc.	57,632	2,312,196
#Allegiant Travel Co.	18,843	876,953
#*Alliant Techsystems, Inc.	17,256	1,307,315
*Allied Defense Group, Inc.	8,042	27,986
*Allied Motion Technologies, Inc.	3,877	33,885
*Altra Holdings, Inc.	34,166	714,411
*Amerco, Inc.	24,362	2,217,186
*American Railcar Industries, Inc.	39,572	750,681
*American Reprographics Co.	55,077	444,471
American Science & Engineering, Inc.	8,971	780,477
#*American Superconductor Corp.	2,614	71,284
American Woodmark Corp.	16,764	312,649

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Ameron International Corp.	11,367	$783,982
Ametek, Inc.	43,239	1,763,286
Ampco-Pittsburgh Corp.	12,957	322,759
*AMR Corp.	198,720	1,400,976
*AMREP Corp.	7,977	102,345
*APAC Customer Services, Inc.	65,879	362,993
Apogee Enterprises, Inc.	33,904	433,632
*Applied Energetics, Inc.	7,447	4,561
Applied Industrial Technologies, Inc.	53,722	1,700,839
Applied Signal Technologies, Inc.	16,661	633,285
*Argan, Inc.	15,276	141,609
Arkansas Best Corp.	30,268	773,347
Armstrong World Industries, Inc.	74,050	3,007,170
*Arotech Corp.	5,156	8,353
#*ArvinMeritor, Inc.	84,380	1,844,547
#*Ascent Solar Technologies, Inc.	31,475	99,776
*Astec Industries, Inc.	28,697	863,780
*Astronics Corp.	10,808	249,665
*Astronics Corp. Class B	739	17,004
*Atlas Air Worldwide Holdings, Inc.	31,968	1,624,294
*Avalon Holding Corp. Class A	1,202	3,606
Avery Dennison Corp.	41,457	1,744,925
#*Avis Budget Group, Inc.	122,137	1,690,376
AZZ, Inc.	15,434	618,749
*Babcock & Wilcox Co. (The)	23,337	682,607
#Badger Meter, Inc.	14,700	602,553
*Baker (Michael) Corp.	11,508	349,383
*Baldwin Technology Co. Class A	10,603	14,950
Barnes Group, Inc.	67,766	1,343,122
Barrett Business Services, Inc.	13,746	202,341
*BE Aerospace, Inc.	121,557	4,703,040
*Beacon Roofing Supply, Inc.	53,644	974,175
Belden, Inc.	61,550	2,139,478
*Blount International, Inc.	39,777	597,053
*BlueLinx Holdings, Inc.	34,108	123,812
Boeing Co. (The)	66,931	4,650,366
Brady Co. Class A	67,166	2,199,686
*Breeze-Eastern Corp.	9,753	68,271
#Briggs & Stratton Corp.	61,660	1,231,350
Brink’s Co. (The)	65,493	1,768,311
*Broadwind Energy, Inc.	20,725	38,134
*BTU International, Inc.	10,388	119,254
Bucyrus International, Inc.	62,921	5,710,710
*Builders FirstSource, Inc.	39,508	87,708
C.H. Robinson Worldwide, Inc.	16,987	1,309,528
*CAI International, Inc.	25,026	476,495
#*Capstone Turbine Corp.	12,576	14,337
Carlisle Cos., Inc.	77,600	2,926,296
Cascade Corp.	14,672	690,611
*Casella Waste Systems, Inc.	27,869	223,509
Caterpillar, Inc.	63,196	6,130,644
#*CBIZ, Inc.	93,126	648,157
CDI Corp.	24,076	386,661
*CECO Environmental Corp.	17,951	99,628
*Celadon Group, Inc.	27,715	406,025
#*Cenveo, Inc.	49,895	268,435
*Ceradyne, Inc.	30,925	1,095,673
*Champion Industries, Inc.	6,873	13,746
*Chart Industries, Inc.	37,348	1,356,479
Chase Corp.	10,501	161,715
Chicago Rivet & Machine Co.	324	6,162

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Cintas Corp.	95,000	$2,665,700
CIRCOR International, Inc.	22,348	902,636
CLAROC, Inc.	46,722	2,017,456
*Clean Harbors, Inc.	26,539	2,389,572
*Coleman Cable, Inc.	7,668	51,376
*Colfax Corp.	52,218	973,344
*Columbus McKinnon Corp.	24,688	416,487
Comfort Systems USA, Inc.	48,466	616,972
*Command Security Corp.	10,654	20,030
*Commercial Vehicle Group, Inc.	23,035	371,785
CompX International, Inc.	3,471	47,206
*Consolidated Graphics, Inc.	14,322	716,816
Con-way, Inc.	60,859	2,070,423
Cooper Industries P.L.C.	60,117	3,682,767
#*Copart, Inc.	35,995	1,412,804
Corporate Executive Board Co.	19,137	743,664
*Corrections Corp. of America	143,512	3,560,533
#*CoStar Group, Inc.	25,130	1,414,316
Courier Corp.	21,176	300,170
#Covanta Holding Corp.	209,697	3,548,073
*Covenant Transportation Group, Inc.	12,060	108,178
*CPI Aerostructures, Inc.	7,493	89,092
*CRA International, Inc.	14,257	346,160
Crane Co.	61,598	2,735,567
CSX Corp.	166,000	11,719,600
Cubic Corp.	34,937	1,703,179
Cummins, Inc.	66,409	7,031,385
Curtiss-Wright Corp.	57,114	1,981,856
Danaher Corp.	97,963	4,512,176
Deere & Co.	46,100	4,190,490
*Delta Air Lines, Inc.	69,300	808,731
Deluxe Corp.	25,449	622,228
*DigitalGlobe, Inc.	60,203	1,848,834
*Document Security Systems, Inc.	3,628	17,668
*Dollar Thrifty Automotive Group, Inc.	33,400	1,620,568
Donaldson Co., Inc.	22,171	1,299,221
Dover Corp.	113,473	7,273,619
Ducommun, Inc.	13,356	293,298
Dun & Bradstreet Corp. (The)	10,716	910,324
*DXP Enterprises, Inc.	17,848	388,729
*Dycom Industries, Inc.	47,491	763,180
*Dynamex, Inc.	12,169	302,886
Dynamic Materials Corp.	16,601	327,870
#*Eagle Bulk Shipping, Inc.	77,094	315,314
Eastern Co.	5,220	99,128
Eaton Corp.	68,904	7,438,876
Ecology & Environment, Inc. Class A	2,753	41,570
*EMCOR Group, Inc.	86,367	2,615,193
Emerson Electric Co.	85,282	5,021,404
Empire Resources, Inc.	6,900	35,052
Encore Wire Corp.	29,644	665,360
#*Ener1, Inc.	73,911	284,557
#*Energy Conversion Devices, Inc.	33,852	138,116
*Energy Recovery, Inc.	39,867	136,345
EnergySolutions, Inc.	112,810	667,835
*EnerNOC, Inc.	729	18,969
*EnerSys	60,471	1,984,658
Ennis, Inc.	33,383	555,159
*EnPro Industries, Inc.	25,566	1,061,245
*Environmental Tectonics Corp.	1,572	4,873
Equifax, Inc.	79,943	2,855,564

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
ESCO Technologies, Inc.	28,434	$1,031,586
Espey Manufacturing & Electronics Corp.	4,614	99,755
*Esterline Technologies Corp.	40,445	2,878,875
#*Excel Maritime Carriers, Ltd.	107,791	488,293
#Expeditors International of Washington, Inc.	34,200	1,732,914
*Exponent, Inc.	17,830	654,718
*Express-1 Expedited Solutions, Inc.	28,827	87,346
#Fastenal Co.	23,979	1,392,221
Federal Signal Corp.	74,395	517,789
FedEx Corp.	112,076	10,122,704
*Flanders Corp.	33,425	122,001
*Flow International Corp.	65,766	246,622
Flowserve Corp.	13,466	1,683,115
Fluor Corp.	87,851	6,078,411
#Forward Air Corp.	30,662	855,776
*Franklin Covey Co.	24,855	194,615
Franklin Electric Co., Inc.	30,494	1,252,694
Freightcar America, Inc.	14,638	417,476
*Frozen Food Express Industries	8,638	34,898
#*FTI Consulting, Inc.	57,067	2,081,233
*Fuel Tech, Inc.	30,552	244,722
*FuelCell Energy, Inc.	13,996	24,493
*Furmanite Corp.	50,182	382,387
G & K Services, Inc. Class A	23,318	730,553
Gardner Denver Machinery, Inc.	65,591	4,731,735
GATX Corp.	67,845	2,255,846
#*Genco Shipping & Trading, Ltd.	34,900	403,444
*Gencor Industries, Inc.	3,591	28,297
#*GenCorp., Inc.	56,901	291,902
*General Cable Corp.	64,190	2,375,672
General Dynamics Corp.	125,897	9,492,634
General Electric Co.	4,628,560	93,219,198
*Genesee & Wyoming, Inc.	48,791	2,524,934
*Genpact, Ltd.	27,582	417,316
*GEO Group, Inc. (The)	86,674	2,060,241
*GeoEye, Inc.	28,768	1,148,419
*Gibraltar Industries, Inc.	38,442	424,015
Goodrich Corp.	28,393	2,572,974
Gorman-Rupp Co. (The)	21,013	667,793
*GP Strategies Corp.	17,590	173,965
Graco, Inc.	10,999	467,238
*Graftech International, Ltd.	66,000	1,386,000
Graham Corp.	12,150	281,880
#Granite Construction, Inc.	44,494	1,149,725
Great Lakes Dredge & Dock Corp.	73,076	607,262
*Greenbrier Cos., Inc.	27,230	644,534
*Griffon Corp.	76,049	885,210
*H&E Equipment Services, Inc.	41,445	481,591
Hardinge, Inc.	10,715	93,756
Harsco Corp.	97,951	3,160,879
#*Hawaiian Holdings, Inc.	81,169	599,839
Healthcare Services Group, Inc.	44,181	699,827
Heartland Express, Inc.	84,079	1,347,366
#HEICO Corp.	16,291	851,856
HEICO Corp. Class A	41,038	1,566,010
Heidrick & Struggles International, Inc.	20,447	547,775
*Heritage-Crystal Clean, Inc.	5,903	68,534
*Herley Industries, Inc.	16,962	278,686
Herman Miller, Inc.	28,316	683,265
*Hertz Global Holdings, Inc.	122,745	1,805,579
*Hexcel Corp.	117,668	2,238,045

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Hill International, Inc.	44,792	$291,148
HNI Corp.	54,751	1,661,145
#*Hoku Corp.	51,085	127,202
Honeywell International, Inc.	82,515	4,621,665
Horizon Lines, Inc.	72,385	358,306
Houston Wire & Cable Co.	21,161	276,151
*Hub Group, Inc. Class A	46,901	1,631,217
Hubbell, Inc. Class A	5,649	331,314
Hubbell, Inc. Class B	56,028	3,431,155
*Hudson Highland Group, Inc.	38,707	213,663
*Hurco Cos., Inc.	7,100	180,553
*Huron Consulting Group, Inc.	22,099	565,955
*ICF International, Inc.	24,047	579,653
*Identive Group, Inc.	9,795	25,369
IDEX Corp.	98,409	3,902,901
*IHS, Inc.	24,515	2,009,249
*II-VI, Inc.	35,540	1,754,965
Illinois Tool Works, Inc.	77,738	4,158,206
#Ingersoll-Rand P.L.C.	123,045	5,807,724
#*Innerworkings, Inc.	56,262	354,451
*Innotrac Corp.	4,173	6,093
*Innovative Solutions & Support, Inc.	19,410	112,578
*Insituform Technologies, Inc.	50,179	1,380,424
Insteel Industries, Inc.	20,225	230,970
*Integrated Electrical Services, Inc.	14,770	55,683
*Intelligent Systems Corp.	629	931
Interface, Inc. Class A	67,046	1,089,498
*Interline Brands, Inc.	41,096	872,468
International Shipholding Corp.	8,363	209,577
Intersections, Inc.	19,187	189,184
Iron Mountain, Inc.	125,321	3,056,579
ITT Industries, Inc.	112,276	6,615,302
J.B. Hunt Transport Services, Inc.	32,900	1,348,900
*Jacobs Engineering Group, Inc.	77,446	3,978,401
#*JetBlue Airways Corp.	381,431	2,288,586
John Bean Technologies Corp.	19,360	349,448
Joy Global, Inc.	20,498	1,787,016
*Kadant, Inc.	17,092	361,667
Kaman Corp. Class A	34,008	1,001,025
*Kansas City Southern	99,896	4,992,802
Kaydon Corp.	41,615	1,610,917
KBR, Inc.	81,146	2,604,787
*Kelly Services, Inc. Class A	64,846	1,275,845
*Kelly Services, Inc. Class B	1,275	25,455
Kennametal, Inc.	103,039	4,183,383
*Key Technology, Inc.	6,889	114,220
*Kforce, Inc.	50,734	907,124
Kimball International, Inc. Class B	34,416	231,792
#*Kirby Corp.	68,918	3,221,227
Knight Transportation, Inc.	95,077	1,812,168
Knoll, Inc.	30,471	510,085
*Korn/Ferry International	59,533	1,393,072
*Kratos Defense & Security Solutions, Inc.	21,075	295,472
L.S. Starrett Co. Class A	5,711	71,445
L-3 Communications Holdings, Inc.	55,165	4,316,661
*LaBarge, Inc.	30,927	431,741
*Ladish Co., Inc.	20,436	1,094,143
Landstar System, Inc.	14,471	599,534
Lawson Products, Inc.	12,431	290,512
*Layne Christensen Co.	23,763	750,436
*LB Foster Co. Class A	12,093	480,697

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*LECG Corp.	11,738	$18,546
#Lennox International, Inc.	27,100	1,331,694
*LGL Group, Inc.	2,633	57,952
LInc.oln Electric Holdings, Inc.	50,924	3,448,573
#Lindsay Corp.	15,600	1,015,248
*LMI Aerospace, Inc.	14,148	264,921
Lockheed Martin Corp.	31,576	2,513,450
LSI Industries, Inc.	42,695	317,651
*Lydall, Inc.	16,280	130,240
*M&F Worldwide Corp.	20,275	489,236
*Magnetek, Inc.	15,256	27,461
*Manitex International, Inc.	2,123	11,846
#Manitowoc Co., Inc. (The)	169,092	2,270,906
Manpower, Inc.	46,284	2,988,558
Marten Transport, Ltd.	27,329	582,381
#Masco Corp.	234,500	3,123,540
#*MasTec, Inc.	95,658	1,455,915
*McDermott International, Inc.	78,712	1,635,635
McGrath RentCorp.	30,567	771,511
*Media Sciences International, Inc.	1,103	265
*Metalico, Inc.	76,765	426,046
Met-Pro Corp.	29,174	316,538
*MFRI, Inc.	6,501	70,796
#*Microvision, Inc.	22,533	42,587
*Middleby Corp.	18,769	1,535,492
Miller Industries, Inc.	14,067	214,662
#Mine Safety Appliances Co.	47,336	1,475,936
*Mistras Group, Inc.	20,031	286,243
*Mobile Mini, Inc.	46,305	946,474
#*Monster Worldwide, Inc.	146,886	2,445,652
*Moog, Inc.	52,679	2,246,233
*Moog, Inc. Class B	5,263	227,467
MSC Industrial Direct Co., Inc. Class A	16,979	1,009,062
Mueller Industries, Inc.	48,041	1,570,941
Mueller Water Products, Inc.	164,604	658,416
Multi-Color Corp.	16,112	267,781
*MYR Group, Inc.	24,342	535,281
NACCO Industries, Inc. Class A	8,674	869,568
National Presto Industries, Inc.	8,693	1,112,878
National Technical Systems, Inc.	11,231	84,682
*Navigant Consulting, Inc.	57,986	590,877
*Navistar International Corp.	24,316	1,576,893
*NCI Building Systems, Inc.	5,010	66,483
*NIVS IntelliMedia Technology Group, Inc.	25,332	52,691
*NN, Inc.	20,805	272,754
#Nordson Corp.	22,106	2,040,605
Norfolk Southern Corp.	166,058	10,161,089
Northrop Grumman Corp.	134,779	9,340,185
*Northwest Pipe Co.	11,515	251,833
*Ocean Power Technologies, Inc.	7,723	42,013
*Old Dominion Freight Line, Inc.	73,591	2,367,422
*Omega Flex, Inc.	8,600	111,714
*On Assignment, Inc.	45,153	356,709
*Orbital Sciences Corp.	70,523	1,203,122
*Orion Energy Systems, Inc.	10,901	47,419
#*Orion Marine Group, Inc.	21,334	250,034
*Oshkosh Corp.	75,453	2,860,423
*Owens Corning, Inc.	177,364	5,936,373
*P.A.M. Transportation Services, Inc.	8,945	103,225
#PACCAR, Inc.	42,024	2,373,936
#*Pacer International, Inc.	43,600	272,500

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Pall Corp.	20,800	$1,152,528
*Paragon Technologies, Inc.	900	2,344
Parker Hannifin Corp.	37,670	3,368,075
*Park-Ohio Holdings Corp.	23,150	475,964
*Patrick Industries, Inc.	3,787	8,142
*Patriot Transportation Holding, Inc.	8,742	247,136
Pentair, Inc.	111,990	4,050,678
*PGT, Inc.	13,975	32,702
*Pike Electric Corp.	43,082	356,288
*Pinnacle Airlines Corp.	26,510	191,137
#Pitney Bowes, Inc.	40,358	979,892
*Plug Power, Inc.	40,978	31,549
*PMFG, Inc.	17,854	292,449
*Polypore International, Inc.	48,768	2,348,179
*Powell Industries, Inc.	14,278	541,279
*PowerSecure International, Inc.	39,354	288,071
Precision Castparts Corp.	16,138	2,307,573
Preformed Line Products Co.	6,974	426,181
*PRGX Global, Inc.	27,950	174,408
Primoris Services Corp.	13,832	113,561
Providence & Worcester Railroad Co.	2,665	48,530
*Quality Distribution, Inc.	42,738	392,762
Quanex Building Products Corp.	49,033	955,653
*Quanta Services, Inc.	133,922	3,177,969
R. R. Donnelley & Sons Co.	200,485	3,552,594
*RailAmerica, Inc.	49,648	619,111
Raven Industries, Inc.	18,727	884,663
Raytheon Co.	116,144	5,806,039
*RBC Bearings, Inc.	28,427	988,407
*RCM Technologies, Inc.	13,140	60,050
*Real Goods Solar, Inc.	512	1,423
Regal-Beloit Corp.	49,427	3,298,758
#*Republic Airways Holdings, Inc.	61,971	397,854
Republic Services, Inc.	165,458	5,102,725
Resources Connection, Inc.	91,994	1,843,560
Robbins & Myers, Inc.	57,278	2,378,755
#Robert Half International, Inc.	21,426	671,919
Rockwell Automation, Inc.	47,364	3,836,958
Rockwell Collins, Inc.	23,747	1,523,133
Rollins, Inc.	41,154	781,514
#Roper Industries, Inc.	58,373	4,534,998
*RSC Holdings, Inc.	101,038	1,208,414
*Rush Enterprises, Inc. Class A	33,999	648,361
*Rush Enterprises, Inc. Class B	8,637	141,820
Ryder System, Inc.	77,455	3,724,036
*Saia, Inc.	19,708	282,021
*Sauer-Danfoss, Inc.	48,881	1,400,441
Schawk, Inc.	31,026	565,914
*School Specialty, Inc.	22,624	295,243
Seaboard Corp.	1,058	2,118,116
Servotronics, Inc.	1,473	12,741
*SFN Group, Inc.	40,480	391,846
*Shaw Group, Inc.	107,339	4,054,194
SIFCO Industries, Inc.	5,819	94,326
#Simpson Manufacturing Co., Inc.	63,384	1,885,674
SkyWest, Inc.	114,028	1,716,121
*SL Industries, Inc.	11,694	216,105
SmartPros, Ltd.	1,451	3,308
Southwest Airlines Co.	672,807	7,972,763
*Sparton Corp.	8,966	76,570
*Spire Corp.	8,319	41,928

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Spirit Aerosystems Holdings, Inc.	135,920	$3,210,430
#SPX Corp.	63,818	5,002,055
*Standard Parking Corp.	15,754	283,414
#Standard Register Co.	27,436	87,795
Standex International Corp.	16,350	545,272
Steelcase, Inc. Class A	110,659	1,130,935
#*Stericycle, Inc.	14,710	1,154,588
*Sterling Construction Co., Inc.	18,560	238,682
Sun Hydraulics, Inc.	19,868	740,679
*SunPower Corp. Class B	53,447	705,500
Superior Uniform Group, Inc.	12,533	131,847
*Supreme Industries, Inc.	8,809	28,629
*SYKES Enterprises, Inc.	56,297	1,096,666
*Sypris Solutions, Inc.	17,920	75,443
TAL International Group, Inc.	38,280	1,195,484
*Taser International, Inc.	77,999	326,816
*Team, Inc.	23,976	612,827
*Tech/Ops Sevcon, Inc.	1,585	11,618
Technology Research Corp.	3,525	18,647
*Tecumseh Products Co. Class A	11,302	136,528
*Tecumseh Products Co. Class B	3,810	45,282
*Teledyne Technologies, Inc.	47,537	2,248,975
Tennant Co.	22,088	891,030
*Terex Corp.	141,736	4,596,498
*Tetra Tech, Inc.	80,977	1,874,213
Textainer Group Holdings, Ltd.	62,435	1,935,485
#Textron, Inc.	151,329	3,978,439
*Thomas & Betts Corp.	75,300	3,869,667
*Thomas Group, Inc.	729	1,247
Timken Co.	123,504	5,807,158
Titan International, Inc.	45,825	870,675
*Titan Machinery, Inc.	23,000	557,290
Todd Shipyards Corp.	7,212	160,395
Toro Co.	25,010	1,521,108
#Towers Watson & Co.	14,781	806,008
*Track Data Corp.	25	2,593
*Trailer Bridge, Inc.	8,912	33,776
*TransDigm Group, Inc.	38,173	2,957,644
*TRC Cos., Inc.	17,462	61,641
Tredegar Industries, Inc.	33,747	631,406
*Trex Co., Inc.	20,523	477,775
*TriMas Corp.	40,695	774,833
#Trinity Industries, Inc.	103,442	2,884,997
#Triumph Group, Inc.	31,180	2,994,215
*TrueBlue, Inc.	61,079	1,042,008
*Tufco Technologies, Inc.	2,398	7,770
Tutor Perini Corp.	58,667	1,332,328
Twin Disc, Inc.	22,040	717,843
Tyco International, Ltd.	213,680	9,579,274
*U.S. Home Systems, Inc.	5,922	27,774
*Ultralife Corp.	19,679	135,195
UniFirst Corp.	18,192	1,014,386
Union Pacific Corp.	215,752	20,416,612
*United Capital Corp.	7,618	210,257
#*United Continental Holdings, Inc.	245,831	6,244,107
United Parcel Service, Inc.	62,923	4,506,545
#*United Rentals, Inc.	74,279	1,979,535
*United Stationers, Inc.	30,116	1,875,624
United Technologies Corp.	98,682	8,022,847
Universal Forest Products, Inc.	23,050	845,935
*Universal Power Group, Inc.	834	3,836

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Universal Security Instruments, Inc.	1,374	$11,349
*Universal Truckload Services, Inc.	19,332	288,047
*UQM Technologies, Inc.	11,014	30,068
*URS Corp.	64,937	2,886,450
#*US Airways Group, Inc.	128,059	1,270,345
US Ecology, Inc.	22,796	384,341
*USA Truck, Inc.	14,166	169,992
#*USG Corp.	121,001	1,962,636
UTi Worldwide, Inc.	109,604	2,400,328
Valmont Industries, Inc.	27,925	2,595,350
*Valpey Fisher Corp.	1,658	5,654
*Verisk Analytics, Inc. Class A	4,633	156,734
*Versar, Inc.	15,761	53,903
Viad Corp.	25,279	594,815
Vicor Corp.	34,474	507,802
Virco Manufacturing Corp.	11,119	33,913
*Vishay Precision Group, Inc.	24,604	456,404
*Volt Information Sciences, Inc.	23,850	163,850
VSE Corp.	6,267	187,446
#W.W. Grainger, Inc.	13,200	1,735,404
*Wabash National Corp.	25,098	285,113
Wabtec Corp.	51,723	2,803,387
#Waste Connections, Inc.	148,382	4,298,641
Waste Management, Inc.	90,227	3,416,896
#Watsco, Inc. Class A	30,045	1,884,422
Watsco, Inc. Class B	4,574	288,162
Watts Water Technologies, Inc.	39,180	1,409,305
*WCA Waste Corp.	15,687	77,180
#Werner Enterprises, Inc.	91,367	2,252,197
*WESCO International, Inc.	55,641	3,118,678
*Willdan Group, Inc.	5,070	22,156
*Willis Lease Finance Corp.	7,801	103,051
#Woodward, Inc.	70,303	2,370,969
#*YRC Worldwide, Inc.	1,472	5,962

Total Industrials		794,453,676

Information Technology — (13.1%)
Accenture P.L.C. Class A	43,404	2,234,004
*ACI Worldwide, Inc.	33,766	894,461
*Acme Packet, Inc.	53,999	2,904,066
*Acorn Energy, Inc.	13,773	54,817
Activision Blizzard, Inc.	265,306	2,995,305
*Actuate Corp.	60,260	334,443
*Acxiom Corp.	102,891	1,772,812
*ADDvantage Technologies Group, Inc.	7,817	23,216
*Adept Technology, Inc.	8,007	37,553
*Adobe Systems, Inc.	50,839	1,680,229
*ADPT Corp.	155,522	455,679
#Adtran, Inc.	56,267	2,314,262
*Advanced Analogic Technologies, Inc.	54,400	216,512
*Advanced Energy Industries, Inc.	56,835	877,817
#*Advanced Micro Devices, Inc.	174,600	1,367,118
#*Advanced Photonix, Inc.	1,915	3,447
#*Advent Software, Inc.	42,554	1,257,896
*Aehr Test Systems	4,618	6,050
*Aetrium, Inc.	6,465	12,736
*Agilent Technologies, Inc.	56,755	2,374,062
*Agilysys, Inc.	3,500	20,055
*Airspan Networks, Inc.	49	162
*Akamai Technologies, Inc.	80,977	3,912,809
#*Alliance Data Systems Corp.	11,750	831,195

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Altera Corp.	39,402	$1,480,333
*Amdocs, Ltd.	116,437	3,392,974
American Software, Inc. Class A	45,028	298,085
#*Amkor Technology, Inc.	237,490	1,933,169
Amphenol Corp.	28,671	1,586,653
*Amtech Systems, Inc.	11,796	302,096
*Anadigics, Inc.	83,114	567,669
Analog Devices, Inc.	29,500	1,145,485
*Analysts International Corp.	100	327
*Anaren, Inc.	18,597	381,982
Anixter International, Inc.	44,380	2,807,923
*Ansys, Inc.	30,935	1,622,541
*AOL, Inc.	120,939	2,844,485
*Apple, Inc.	73,982	25,103,572
Applied Materials, Inc.	286,143	4,489,584
*Applied Micro Circuits Corp.	85,598	842,284
*Ariba, Inc.	108,962	3,060,743
*Arris Group, Inc.	154,730	1,931,030
*Arrow Electronics, Inc.	146,863	5,551,421
#*Aruba Networks, Inc.	40,558	874,025
*AsiaInfo-Linkage, Inc.	195	4,185
*Aspen Technology, Inc.	26,379	373,263
Astro-Med, Inc.	6,057	47,063
*Atheros Communications, Inc.	64,190	2,862,232
*Atmel Corp.	445,219	6,028,265
#*ATMI, Inc.	40,400	832,240
*ATS Corp.	2,235	8,046
*AuthenTec, Inc.	21,981	66,602
#*Authentidate Holding Corp.	2,476	1,112
*Autobytel, Inc.	18,788	16,064
*Autodesk, Inc.	41,500	1,688,220
Automatic Data Processing, Inc.	50,558	2,421,728
*Aviat Networks, Inc.	75,013	389,317
*Avid Technology, Inc.	47,406	789,310
*Avnet, Inc.	161,986	5,769,941
AVX Corp.	237,991	3,731,699
*Aware, Inc.	17,709	66,409
*Axcelis Technologies, Inc.	120,432	417,899
*AXT, Inc.	41,251	446,748
Bel Fuse, Inc. Class A	4,354	104,757
Bel Fuse, Inc. Class B	12,011	261,960
*Benchmark Electronics, Inc.	82,196	1,560,902
*BigBand Networks, Inc.	84,236	223,225
Black Box Corp.	35,024	1,232,495
#Blackbaud, Inc.	36,337	955,300
#*Blackboard, Inc.	33,822	1,314,323
*Blonder Tongue Laboratories, Inc.	433	1,031
#*Blue Coat Systems, Inc.	40,763	1,174,382
*BMC Software, Inc.	33,122	1,579,919
*Bottomline Technologies, Inc.	32,593	747,357
*Brightpoint, Inc.	114,836	1,042,137
Broadcom Corp.	86,283	3,890,500
Broadridge Financial Solutions, Inc.	34,218	783,250
*BroadVision, Inc.	1,562	18,713
*Brocade Communications Systems, Inc.	518,384	2,923,686
*Brooks Automation, Inc.	72,692	853,404
*Bsquare Corp.	8,667	76,183
CA, Inc.	130,535	3,106,733
*Cabot Microelectronics Corp.	28,825	1,300,296
*CACI International, Inc.	37,050	2,055,904
*Cadence Design Systems, Inc.	106,862	927,562

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*CalAmp Corp.	16,000	$50,880
*Callidus Software, Inc.	32,433	202,706
*Cardtronics, Inc.	34,762	594,083
*Cascade Microtech, Inc.	14,790	90,958
Cass Information Systems, Inc.	11,737	425,466
*CEVA, Inc.	27,565	666,246
*Checkpoint Systems, Inc.	53,496	1,105,762
#*China Information Technology, Inc.	47,180	212,310
*Chyron International Corp.	4,578	13,368
*Ciber, Inc.	83,954	382,830
#*Ciena Corp.	166	3,657
*Cinedigm Digital Cinema Corp.	10,917	16,921
*Cirrus Logic, Inc.	94,229	1,981,636
*Cisco Sytems, Inc.	644,418	13,629,441
*Citrix Systems, Inc.	53,025	3,350,119
*Clearfield, Inc.	11,798	55,923
Cognex Corp.	50,265	1,575,305
*Cognizant Technology Solutions Corp.	44,750	3,264,512
*Cogo Group, Inc.	40,301	353,037
*Coherent, Inc.	30,971	1,658,497
Cohu, Inc.	31,343	468,264
*Comarco, Inc.	7,026	2,389
Communications Systems, Inc.	17,110	255,623
*CommVault Systems, Inc.	18,798	580,670
*Compellent Technologies, Inc.	1,021	28,312
Computer Sciences Corp.	131,068	6,984,614
*Computer Task Group, Inc.	22,447	265,548
*Compuware Corp.	250,937	2,690,045
*comScore, Inc.	28,421	680,967
Comtech Telecommunications Corp.	29,983	841,323
*Comverge, Inc.	18,473	114,533
*Concur Technologies, Inc.	19,300	984,879
*Concurrent Computer Corp.	8,814	45,304
*Conexant Systems, Inc.	9,600	20,064
#*Constant Contact, Inc.	4,494	125,787
*Convergys Corp.	149,081	2,122,913
CoreLogic, Inc.	143,047	2,868,092
Corning, Inc.	683,540	15,181,423
*CPI International, Inc.	20,264	393,122
*Cray, Inc.	45,789	342,273
#*Cree, Inc.	21,437	1,082,354
*CSG Systems International, Inc.	43,126	838,801
*CSP, Inc.	2,797	10,936
CTS Corp.	2,374	26,921
*CyberOptics Corp.	7,425	70,834
*Cymer, Inc.	59,173	2,875,216
*Cypress Semiconductor Corp.	138,226	2,992,593
Daktronics, Inc.	52,404	800,209
*Datalink Corp.	10,638	68,083
*Dataram Corp.	5,453	12,378
DDi Corp.	24,587	276,973
#*DealerTrack Holdings, Inc.	50,303	994,239
*Dell, Inc.	170,350	2,241,806
*Deltek, Inc.	27,247	193,726
*DemandTec, Inc.	4,800	57,840
*DG FastChannel, Inc.	30,343	831,702
*Dice Holdings, Inc.	73,927	965,487
Diebold, Inc.	85,255	2,613,918
*Digi International, Inc.	30,817	326,352
*Digimarc Corp.	8,994	269,910
#*Digital River, Inc.	50,999	1,618,708

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Diodes, Inc.	55,355	$1,424,838
*Ditech Networks, Inc.	23,200	31,552
*Dolby Laboratories, Inc.	10,142	605,477
*Dot Hill Systems Corp.	28,106	78,697
*DSP Group, Inc.	31,722	237,598
#DST Systems, Inc.	46,073	2,191,232
#*DTS, Inc.	17,010	762,388
*Dynamics Research Corp.	10,821	145,759
Earthlink, Inc.	131,391	1,120,765
*eBay, Inc.	251,850	7,646,166
#*Ebix, Inc.	36,670	826,908
*Echelon Corp.	36,628	333,315
*EchoStar Corp.	46,866	1,277,098
*Edgewater Technology, Inc.	8,788	20,476
*Elecsys Corp.	376	1,715
Electro Rent Corp.	33,209	490,165
*Electro Scientific Industries, Inc.	36,363	606,171
*Electronic Arts, Inc.	211,147	3,291,782
*Electronics for Imaging, Inc.	63,833	956,218
*eLoyalty Corp.	3,943	27,167
*EMC Corp.	448,378	11,160,128
#*EMCORE Corp.	25,136	34,688
*EMS Technologies, Inc.	20,613	377,836
*Emulex Corp.	109,774	1,252,521
*EndWave Corp.	5,844	13,324
*Entegris, Inc.	216,242	1,654,251
*Entorian Technologies, Inc.	1,977	7,809
#*Entropic Communications, Inc.	82,042	900,001
*Epicor Software Corp.	81,240	841,646
EPIQ Systems, Inc.	47,411	609,231
*ePlus, Inc.	9,646	249,253
#*Equinix, Inc.	14,494	1,281,559
*Euronet Worldwide, Inc.	63,134	1,154,721
#*Evergreen Solar, Inc.	5,774	12,991
*Exar Corp.	54,082	347,206
*ExlService Holdings, Inc.	37,134	707,774
*Extreme Networks	119,580	392,222
*F5 Networks, Inc.	22,500	2,438,550
FactSet Research Systems, Inc.	15,644	1,576,915
#Fair Isaac Corp.	57,154	1,450,569
*Fairchild Semiconductor International, Inc.	162,438	2,891,396
*FalconStor Software, Inc.	50,770	184,041
*Faro Technologies, Inc.	20,727	628,443
*FEI Co.	45,594	1,242,436
Fidelity National Information Services, Inc.	240,260	7,311,112
#*Finisar Corp.	25,212	839,560
#*First Solar, Inc.	7,100	1,097,518
*Fiserv, Inc.	95,033	5,870,188
#*FLIR Systems, Inc.	23,287	722,828
*FormFactor, Inc.	58,738	502,210
Forrester Research, Inc.	28,489	1,015,348
*Frequency Electronics, Inc.	10,068	71,080
*FSI International, Inc.	45,722	191,118
*Gartner Group, Inc.	34,600	1,225,532
*Gerber Scientific, Inc.	28,023	213,815
*GigOptix, Inc.	1,468	4,110
*Global Cash Access, Inc.	72,942	222,473
Global Payments, Inc.	8,583	405,461
*Globalscape, Inc.	8,505	18,541
*Globecomm Systems, Inc.	26,703	252,610
*Google, Inc.	21,286	12,779,263

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*GSE Systems, Inc.	9,913	$32,316
*GSI Commerce, Inc.	19,587	451,284
*GSI Technology, Inc.	34,107	313,784
#*GT Solar International, Inc.	69,833	771,305
*GTSI Corp.	7,192	33,802
*Guidance Software, Inc.	18,641	129,928
*Hackett Group, Inc.	46,036	160,666
*Harmonic, Inc.	138,068	1,165,294
#Harris Corp.	51,141	2,380,102
*Hauppauge Digital, Inc.	6,000	14,880
Heartland Payment Systems, Inc.	28,106	444,075
● *Here Media, Inc.	300	—
● *Here Media, Inc. Special Shares	300	—
Hewlett-Packard Co.	462,271	21,121,162
*Hittite Microwave Corp.	17,254	1,031,444
*HSW International, Inc.	1,990	7,960
*Hutchinson Technology, Inc.	31,174	103,186
*Hypercom Corp.	73,944	661,059
*I.D. Systems, Inc.	8,541	37,068
*IAC/InterActiveCorp.	165,687	4,687,285
*IEC Electronics Corp.	8,614	74,511
iGATE Corp.	62,975	969,815
#*iGo, Inc.	32,176	107,468
*Ikanos Communications, Inc.	23,895	28,674
*Imation Corp.	49,217	497,092
Imergent, Inc.	9,826	43,627
*Immersion Corp.	33,399	197,388
*Infinera Corp.	131,810	966,826
#*Informatica Corp.	47,405	2,199,592
*InfoSpace, Inc.	45,338	370,865
*Ingram Micro, Inc.	220,604	4,354,723
*Innodata Isogen, Inc.	29,908	84,640
*Insight Enterprises, Inc.	91,174	1,269,142
*Integral Systems, Inc.	34,703	423,030
*Integrated Device Technology, Inc.	204,306	1,303,472
*Integrated Silicon Solution, Inc.	30,765	320,571
Intel Corp.	1,177,293	25,264,708
*Intellicheck Mobilisa, Inc.	7,700	10,087
*Interactive Intelligence, Inc.	20,173	660,262
#*InterDigital, Inc.	20,100	967,815
*Intermec, Inc.	74,596	847,411
*Internap Network Services Corp.	59,872	436,467
International Business Machines Corp.	92,663	15,011,406
*International Rectifier Corp.	89,381	2,862,873
● *Internet Media Services, Inc.	1,495	—
*Interphase Corp.	3,572	7,037
#Intersil Corp. Class A	151,222	2,286,477
*Intest Corp.	3,806	14,729
*Intevac, Inc.	26,600	365,750
*IntriCon Corp.	8,894	35,576
*Intuit, Inc.	34,988	1,641,987
*INX, Inc.	8,681	62,503
*IPG Photonics Corp.	85,345	2,957,204
*Iteris, Inc.	16,314	28,550
*Itron, Inc.	50,958	2,956,583
*Ixia.	81,787	1,286,510
*IXYS Corp.	38,312	434,075
#*j2 Global Communications, Inc.	47,257	1,304,293
Jabil Circuit, Inc.	263,522	5,325,780
Jack Henry & Associates, Inc.	57,102	1,687,935
*JDA Software Group, Inc.	50,179	1,514,402

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*JDS Uniphase Corp.	251,104	$4,261,235
*Juniper Networks, Inc.	106,758	3,962,857
*Kemet Corp.	1,433	22,355
*Kenexa Corp.	29,083	603,181
*KEY Tronic Corp.	10,152	59,592
Keynote Systems, Inc.	18,313	319,196
*KIT Digital, Inc.	13,116	180,738
KLA-Tencor Corp.	107,520	4,739,482
*Knot, Inc. (The)	42,210	467,687
*Kopin Corp.	79,070	321,024
*Kulicke & Soffa Industries, Inc.	84,809	826,888
*KVH Industries, Inc.	18,492	224,678
#*L-1 Identity Solutions, Inc.	172,346	2,056,088
*Lam Research Corp.	42,100	2,100,369
*Lattice Semiconductor Corp.	178,231	1,110,379
*Lawson Software, Inc.	229,365	2,156,031
*LeCroy Corp.	9,674	126,246
Lender Processing Services, Inc.	31,117	987,654
#*Lexmark International, Inc.	79,200	2,759,328
*Limelight Networks, Inc.	122,732	765,234
Linear Technology Corp.	47,472	1,651,551
*Lionbridge Technologies, Inc.	36,384	139,715
*Liquidity Services, Inc.	34,460	491,744
Littlefuse, Inc.	28,872	1,480,556
*LogMeIn, Inc.	1,003	38,646
*LoJack Corp.	48,498	307,962
*LookSmart, Ltd.	14,172	25,368
*LoopNet, Inc.	41,716	428,423
*Loral Space & Communications, Inc.	21,700	1,615,999
*LSI Corp.	579,165	3,585,031
*LTX-Credence Corp.	21,299	188,816
*Mace Security International, Inc.	2,449	1,004
*Magma Design Automation, Inc.	42,000	228,060
*Management Network Group, Inc.	2,407	6,162
*Manhattan Associates, Inc.	37,372	1,102,848
*ManTech International Corp. Class A	24,758	995,395
Marchex, Inc.	34,809	331,382
*Marvell Technology Group, Ltd.	105,469	2,004,966
*Mastech Holdings, Inc.	2,854	11,559
MasterCard, Inc. Class A	9,835	2,326,076
*Mattson Technology, Inc.	61,197	140,141
Maxim Integrated Products, Inc.	193,273	4,990,309
Maximus, Inc.	29,400	1,994,790
*Maxwell Technologies, Inc.	13,985	251,730
*McAfee, Inc.	23,700	1,135,230
*Measurement Specialties, Inc.	18,380	495,157
*MEMC Electronic Materials, Inc.	267,457	2,966,098
*MEMSIC, Inc.	14,582	45,496
*Mentor Graphics Corp.	135,257	1,722,498
*Mercury Computer Systems, Inc.	31,216	589,358
Mesa Laboratories, Inc.	3,206	92,172
Methode Electronics, Inc.	47,491	561,344
#Micrel, Inc.	66,400	889,096
#Microchip Technology, Inc.	68,250	2,489,078
*Micron Technology, Inc.	517,749	5,457,074
*MICROS Systems, Inc.	71,100	3,252,114
*Microsemi Corp.	101,050	2,272,614
Microsoft Corp.	730,054	20,240,747
*MicroStrategy, Inc.	5,319	565,729
*Mindspeed Technologies, Inc.	19,006	133,422
*MIPS Technologies, Inc.	48,713	605,015

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*MKS Instruments, Inc.	61,061	$1,753,061
Mocon, Inc.	8,521	109,665
*ModusLink Global Solutions, Inc.	53,066	325,295
#Molex, Inc.	12,787	334,380
Molex, Inc. Class A	65,032	1,415,096
*MoneyGram International, Inc.	71,700	177,099
*Monolithic Power Systems, Inc.	36,270	532,081
*Monotype Imaging Holdings, Inc.	45,285	508,777
#*MoSys, Inc.	35,294	204,705
*Motorola Mobility Holdings, Inc.	116,747	3,253,739
*Motorola Solutions, Inc.	133,425	5,172,887
*Move, Inc.	44,787	100,771
MTS Systems Corp.	24,501	916,705
*Multi-Fineline Electronix, Inc.	31,136	899,830
*Nanometrics, Inc.	27,814	476,176
*NAPCO Security Technologies, Inc.	12,122	22,789
National Instruments Corp.	18,300	774,273
National Semiconductor Corp.	40,752	617,800
*NCI, Inc. Class A	10,441	219,261
*NCR Corp.	148,754	2,439,566
*NetApp, Inc.	41,900	2,293,187
*NETGEAR, Inc.	45,269	1,568,797
*NetList, Inc.	21,629	46,286
*NetLogic Microsystems, Inc.	24,841	865,957
*NetScout Systems, Inc.	49,993	1,145,840
#*NetSuite, Inc.	12,089	325,557
*Network Engines, Inc.	14,793	26,923
*Network Equipment Technologies, Inc.	34,316	169,521
*NeuStar, Inc.	26,940	722,800
*Newport Corp.	46,164	810,178
*Newtek Business Services, Inc.	14,356	26,846
*Nextwave Wireless, Inc.	2,353	1,777
NIC, Inc.	37,300	381,579
*Novatel Wireless, Inc.	40,698	293,433
*Novell, Inc.	463,986	2,793,196
*Novellus Systems, Inc.	131,268	4,734,837
#*Nuance Communications, Inc.	189,766	3,857,943
*NumereX Corp. Class A	12,010	110,972
*Nvidia Corp.	115,245	2,756,660
*Occam Networks, Inc.	45,792	391,522
*Oclaro, Inc.	54,033	749,978
*OmniVision Technologies, Inc.	68,695	1,774,392
*ON Semiconductor Corp.	194,987	2,154,606
*Online Resources Corp.	36,374	244,433
#*Onvia, Inc.	1,484	6,470
*OpenTable, Inc.	7,716	606,632
*Openwave Systems, Inc.	87,932	178,502
*Oplink Communications, Inc.	27,318	676,940
OPNET Technologies, Inc.	27,328	781,308
*Opnext, Inc.	23,303	43,344
Optical Cable Corp.	5,730	34,953
Oracle Corp.	457,669	14,659,138
*Orbcomm, Inc.	38,886	116,269
*OSI Systems, Inc.	23,369	887,788
*Overland Storage, Inc.	1,366	2,773
*PAR Technology Corp.	17,200	103,888
*Parametric Technology Corp.	111,939	2,488,404
Park Electrochemical Corp.	25,528	777,583
#*ParkerVision, Inc.	3,828	2,259
Paychex, Inc.	32,300	1,033,600
*PC Connection, Inc.	33,180	293,643

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*PC Mall, Inc.	12,475	$87,325
*PC-Tel, Inc.	30,780	223,155
*PDF Solutions, Inc.	32,968	190,885
Pegasystems, Inc.	3,805	130,055
*Perceptron, Inc.	7,339	39,410
*Perficient, Inc.	38,955	455,384
*Performance Technologies, Inc.	5,123	8,812
*Pericom Semiconductor Corp.	33,282	333,818
*Pervasive Software, Inc.	16,603	91,981
*Photronics, Inc.	69,610	458,730
*Pinnacle Data Systems, Inc.	700	1,008
*Pixelworks, Inc.	15,200	51,072
*Planar Systems, Inc.	18,614	48,024
Plantronics, Inc.	57,320	2,029,128
*Plexus Corp.	49,966	1,351,081
*PLX Technology, Inc.	42,610	136,991
*PMC - Sierra, Inc.	296,357	2,317,512
*Polycom, Inc.	96,868	4,247,662
#Power Integrations, Inc.	32,400	1,196,532
#*Power-One, Inc.	110,075	1,177,802
*Presstek, Inc.	30,818	64,410
● *Price Communications Liquidation Trust	11,700	—
*Progress Software Corp.	85,112	2,437,593
*PROS Holdings, Inc.	23,533	234,859
Pulse Electronics Corp.	44,041	225,050
*QAD, Inc. Class A	13,878	119,073
*QAD, Inc. Class B	3,469	30,597
*QLogic Corp.	112,700	2,007,187
QUALCOMM, Inc.	140,002	7,578,308
*Qualstar Corp.	8,094	15,621
*Quantum Corp.	185,179	498,132
*Quest Software, Inc.	123,231	3,181,824
*QuickLogic Corp.	21,500	124,485
#*Rackspace Hosting, Inc.	5,880	197,039
*Radiant Systems, Inc.	39,933	728,777
*RadiSys Corp.	29,103	246,211
*RAE Systems, Inc.	33,068	56,877
*Rainmaker Systems, Inc.	16,080	22,994
#*Rambus, Inc.	42,072	862,055
*Ramtron International Corp.	30,073	80,896
*RealNetworks, Inc.	162,386	610,571
*Red Hat, Inc.	67,818	2,802,240
*Reis, Inc.	16,269	111,443
*Relm Wireless Corp.	4,040	7,676
Renaissance Learning, Inc.	23,551	249,876
RF Industries, Ltd.	3,506	25,313
*RF Micro Devices, Inc.	271,979	1,827,699
Richardson Electronics, Ltd.	17,731	229,439
*RightNow Technologies, Inc.	14,598	378,526
*Rimage Corp.	12,713	180,906
*Riverbed Technology, Inc.	55,540	1,992,220
*Rofin-Sinar Technologies, Inc.	38,920	1,521,772
*Rogers Corp.	19,428	831,130
#*Rosetta Stone, Inc.	25,290	475,705
#*Rovi Corp.	125,617	7,758,106
#*Rubicon Technology, Inc.	19,127	344,477
*Rudolph Technologies, Inc.	40,052	402,923
*S1 Corp.	107,107	689,769
*Saba Software, Inc.	32,297	210,253
*SAIC, Inc.	89,209	1,478,193
*Salesforce.com, Inc.	22,400	2,892,736

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Sandisk Corp.	45,822	$2,078,944
*Sanmina-SCI Corp.	96,853	1,455,701
Sapient Corp.	125,030	1,494,108
*SAVVIS, Inc.	41,638	1,281,201
*ScanSource, Inc.	33,606	1,216,873
*Scientific Learning Corp.	11,264	37,734
*SeaChange International, Inc.	39,019	323,077
*Seagate Technology	161,266	2,257,724
*Semtech Corp.	77,038	1,682,125
Servidyne, Inc.	850	2,227
*ShoreTel, Inc.	57,045	432,401
*Sigma Designs, Inc.	40,935	570,225
*Silicon Graphics International Corp.	39,183	388,695
*Silicon Image, Inc.	97,061	665,838
#*Silicon Laboratories, Inc.	42,100	1,872,608
*Simulations Plus, Inc.	4,400	14,300
*Skyworks Solutions, Inc.	174,423	5,541,419
*Smart Modular Technologies (WWH), Inc.	76,619	517,944
*Smith Micro Software, Inc.	44,347	559,659
*SolarWinds, Inc.	27,992	529,049
Solera Holdings, Inc.	9,596	502,159
*Sonic Foundry, Inc.	619	9,068
*Sonic Solutions, Inc.	31,345	457,167
*Sonus Networks, Inc.	350,476	963,809
#*Soundbite Communications, Inc.	2,720	7,725
*Sourcefire, Inc.	28,664	705,421
*Spansion, Inc. Class A	62,913	1,250,710
*Spark Networks, Inc.	20,148	61,048
*Spectrum Control, Inc.	14,878	197,282
*SRA International, Inc.	56,402	1,504,805
*SRS Labs, Inc.	16,310	165,220
Stamps.com, Inc.	18,865	239,963
*Standard Microsystems Corp.	28,157	677,176
*StarTek, Inc.	15,481	85,146
#*STEC, Inc.	63,415	1,299,373
#*Stratasys, Inc.	26,638	879,853
*Stream Global Services, Inc.	4,272	15,465
*SuccessFactors, Inc.	38,233	1,113,345
#*SunPower Corp. Class A	49,972	671,624
*Super Micro Computer, Inc.	45,603	641,862
*SuperMedia, Inc.	113	803
*Supertex, Inc.	16,588	380,031
*Support.com, Inc.	65,180	361,097
Sycamore Networks, Inc.	33,589	700,667
*Symantec Corp.	164,032	2,888,604
*Symmetricom, Inc.	51,429	319,374
#*Synaptics, Inc.	36,647	1,042,974
*Synchronoss Technologies, Inc.	31,435	894,640
*SYNNEX Corp.	42,286	1,411,930
*Synopsys, Inc.	121,378	3,292,985
Syntel, Inc.	16,632	927,567
*Take-Two Interactive Software, Inc.	106,525	1,328,899
*Taleo Corp.	40,803	1,202,056
*Tech Data Corp.	63,197	2,964,571
*TechTarget, Inc.	49,891	366,699
*Tekelec	82,899	951,266
*TeleCommunication Systems, Inc.	42,942	175,633
*TeleTech Holdings, Inc.	76,589	1,639,770
Tellabs, Inc.	553,536	2,933,741
Telular Corp.	14,039	98,694
*Teradata Corp.	25,280	1,086,787

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Teradyne, Inc.	179,413	$2,992,609
#*Terremark Worldwide, Inc.	66,946	1,267,957
Tessco Technologies, Inc.	14,125	162,720
*Tessera Technologies, Inc.	63,697	1,103,232
Texas Instruments, Inc.	137,703	4,669,509
TheStreet.com, Inc.	32,682	99,680
*THQ, Inc.	78,822	457,956
*TIBCO Software, Inc.	201,978	4,439,476
*Tier Technologies, Inc.	20,570	119,100
*TNS, Inc.	24,935	440,851
*Tollgrade Communications, Inc.	9,184	85,228
Total System Services, Inc.	139,907	2,435,781
*Transact Technologies, Inc.	10,193	96,732
*TranSwitch Corp.	1,860	3,999
#*Travelzoo, Inc.	9,313	437,711
*Trident Microsystems, Inc.	22,800	33,972
*Trimble Navigation, Ltd.	22,795	1,050,394
*Trio-Tech International	3,963	19,855
*Triquint Semiconductor, Inc.	198,996	2,618,787
*TSR, Inc.	751	3,717
*TTM Technologies, Inc.	100,129	1,592,051
Tyco Electronics, Ltd.	152,500	5,525,075
#*Tyler Technologies, Inc.	41,679	864,839
#*Ultimate Software Group, Inc.	9,456	459,562
*Ultra Clean Holdings, Inc.	28,132	351,650
*Ultratech, Inc.	31,800	716,613
*Unisys Corp.	36,106	1,022,883
United Online, Inc.	102,031	721,359
*Universal Display Corp.	20,467	692,603
*UTStarcom, Inc.	120,896	253,882
*ValueClick, Inc.	104,097	1,458,399
*Varian Semiconductor Equipment Associates, Inc.	30,189	1,341,901
#*Veeco Instruments, Inc.	43,548	1,883,886
*VeriFone Systems, Inc.	62,553	2,498,367
VeriSign, Inc.	39,976	1,345,192
*Vertro, Inc.	3,780	19,354
#*Viasat, Inc.	52,076	2,259,838
*Viasystems Group, Inc.	5,003	101,211
*Vicon Industries, Inc.	3,400	16,320
*Video Display Corp.	10,670	40,546
#Virnetx Holding Corp.	21,612	272,311
*Virtusa Corp.	54,146	871,751
Visa, Inc.	108,515	7,579,773
#*Vishay Intertechnology, Inc.	344,460	5,683,590
*VistaPrint NV	31,892	1,615,011
*VMware, Inc. Class A	8,843	756,253
*Vocus, Inc.	12,410	321,791
#*Volterra Semiconductor Corp.	21,622	537,307
*Wave Systems Corp. Class A	10,400	39,728
Wayside Technology Group, Inc.	4,662	56,410
*Web.com Group, Inc.	34,229	321,753
*WebMD Health Corp.	1,891	98,861
*WebMediaBrands, Inc.	6,600	9,636
*Websense, Inc.	12,427	238,101
*Westell Technologies, Inc.	67,864	210,378
*Western Digital Corp.	125,624	4,273,728
Western Union Co. (The)	62,124	1,259,875
*Winland Electronics, Inc.	400	328
*Wireless Ronin Technologies, Inc.	2,221	3,065
*Wireless Telecom Group, Inc.	9,995	10,395
*WPCS International, Inc.	6,800	18,156

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Wright Express Corp.	42,450	$2,008,734
Xerox Corp.	899,054	9,547,953
#Xilinx, Inc.	41,800	1,345,960
*X-Rite, Inc.	78,267	349,071
*Yahoo!, Inc.	564,582	9,101,062
*Zebra Technologies Corp. Class A	71,014	2,762,445
*Zix Corp.	48,438	217,971
*Zoran Corp.	60,800	576,992
*Zygo Corp.	21,826	237,467

Total Information Technology		804,420,687

Materials — (5.0%)
A. Schulman, Inc.	38,858	829,618
*A.M. Castle & Co.	28,865	452,892
*AEP Industries, Inc.	8,159	225,923
Air Products & Chemicals, Inc.	24,200	2,111,450
Airgas, Inc.	56,913	3,566,738
#AK Steel Holding Corp.	140,227	2,229,609
Albemarle Corp.	33,994	1,909,103
Alcoa, Inc.	449,768	7,452,656
#Allegheny Technologies, Inc.	61,295	3,995,821
#AMCOL International Corp.	39,823	1,191,504
*American Pacific Corp.	6,886	42,280
American Vanguard Corp.	32,106	266,159
AptarGroup, Inc.	71,658	3,443,883
*Arabian American Development Co.	9,471	42,619
Arch Chemicals, Inc.	32,962	1,194,543
Ashland, Inc.	85,486	4,963,317
Balchem Corp.	23,389	787,040
Ball Corp.	27,527	1,957,996
Bemis Co., Inc.	138,150	4,496,782
#Boise, Inc.	108,575	976,089
*Brush Engineered Materials, Inc.	26,358	922,003
Buckeye Technologies, Inc.	48,922	1,230,878
Cabot Corp.	87,111	3,767,551
*Calgon Carbon Corp.	73,833	1,052,859
*Capital Gold Corp.	47,645	228,220
Carpenter Technology Corp.	56,913	2,341,970
Celanese Corp. Class A	21,200	879,588
#*Century Aluminum Co.	115,740	1,721,054
CF Industries Holdings, Inc.	14,802	1,998,862
*Clearwater Paper Corp.	15,047	1,189,917
Cliffs Natural Resources, Inc.	61,620	5,266,045
*Coeur d’Alene Mines Corp.	115,841	2,708,363
Commercial Metals Co.	148,852	2,488,805
Compass Minerals International, Inc.	13,558	1,245,573
*Contango ORE, Inc.	1,821	17,299
*Continental Materials Corp.	819	18,247
*Core Molding Technologies, Inc.	5,592	34,335
*Crown Holdings, Inc.	37,000	1,234,320
Cytec Industries, Inc.	63,931	3,486,797
Deltic Timber Corp.	16,443	986,416
#Domtar Corp.	54,512	4,793,240
Dow Chemical Co. (The)	381,147	13,523,096
E.I. du Pont de Nemours & Co.	96,050	4,867,814
#Eagle Materials, Inc.	56,438	1,636,702
#Eastman Chemical Co.	44,796	4,159,757
Ecolab, Inc.	24,544	1,219,591
*Ferro Corp.	111,627	1,721,288
#*Flotek Industries, Inc.	13,047	91,851
FMC Corp.	22,500	1,711,350

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Freeport-McMoRan Copper & Gold, Inc. Class B	76,337	$8,301,649
Friedman Industries, Inc.	13,567	117,490
*General Moly, Inc.	90,780	462,070
*General Steel Holdings, Inc.	7,500	19,200
*Georgia Gulf Corp.	39,124	1,041,872
Globe Specialty Metals, Inc.	95,295	1,749,616
*Golden Minerals, Co.	19,506	382,318
*Graphic Packaging Holding Co.	342,204	1,625,469
Greif, Inc. Class A	31,500	1,986,075
Greif, Inc. Class B	24,901	1,505,265
H.B. Fuller Co.	61,000	1,390,190
Hawkins, Inc.	12,974	509,489
Haynes International, Inc.	14,845	723,248
*Headwaters, Inc.	76,951	404,762
#*Hecla Mining Co.	278,206	2,503,854
*Horsehead Holding Corp.	51,471	654,196
Huntsman Corp.	308,295	5,367,416
Innophos Holdings, Inc.	33,897	1,124,363
*Innospec, Inc.	30,467	612,996
International Flavors & Fragrances, Inc.	17,200	981,260
International Paper Co.	297,536	8,592,840
#*Intrepid Potash, Inc.	17,335	626,487
Kaiser Aluminum Corp.	24,031	1,146,519
*KapStone Paper & Packaging Corp.	57,432	978,067
KMG Chemicals, Inc.	13,890	236,547
Koppers Holdings, Inc.	13,519	520,211
*Kraton Performance Polymers, Inc.	14,543	456,505
Kronos Worldwide, Inc.	38,090	1,669,485
*Landec Corp.	33,718	211,075
Limoneira Co.	1,104	24,840
*Louisiana-Pacific Corp.	155,246	1,558,670
*LSB Industries, Inc.	27,099	816,222
Lubrizol Corp.	19,000	2,041,740
#Martin Marietta Materials, Inc.	24,753	2,066,876
*Material Sciences Corp.	8,954	65,275
MeadWestavco Corp.	237,990	6,813,654
*Mercer International, Inc.	47,423	405,467
#*Metalline Mining Co.	11,100	12,543
Minerals Technologies, Inc.	23,486	1,480,088
#*Mines Management, Inc.	14,333	43,572
*Mod-Pac Corp.	2,883	14,213
Monsanto Co.	44,557	3,269,593
Mosaic Co. (The)	33,998	2,755,198
Myers Industries, Inc.	44,718	408,723
Nalco Holding Co.	55,441	1,688,733
*Nanophase Technologies Corp.	3,149	4,314
Neenah Paper, Inc.	19,400	373,644
NewMarket Corp.	16,011	2,031,155
Newmont Mining Corp.	139,570	7,686,120
NL Industries, Inc.	61,848	825,671
*Northern Technologies International Corp.	5,501	83,065
#Nucor Corp.	135,033	6,199,365
Olin Corp.	96,624	1,881,269
Olympic Steel, Inc.	13,578	371,630
*OM Group, Inc.	36,391	1,316,626
*Omnova Solutions, Inc.	39,941	280,785
*Owens-Illinois, Inc.	48,362	1,426,195
P.H. Glatfelter Co.	58,257	700,832
Packaging Corp. of America	109,931	3,105,551
*Penford Corp.	22,102	130,623
*PolyOne Corp.	111,475	1,465,896

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
PPG Industries, Inc.	32,460	$2,735,729
#Praxair, Inc.	27,886	2,594,513
Quaker Chemical Corp.	14,747	565,990
Reliance Steel & Aluminum Co.	93,086	4,867,467
#Rock-Tenn Co. Class A	50,110	3,344,842
*Rockwood Holdings, Inc.	90,383	3,668,646
*Royal Gold, Inc.	63,235	2,934,104
RPM International, Inc.	144,886	3,394,679
*RTI International Metals, Inc.	39,450	1,139,710
Schnitzer Steel Industries, Inc. Class A	29,987	1,850,198
Schweitzer-Maudoit International, Inc.	23,487	1,408,281
Scotts Miracle-Gro Co. Class A (The)	25,060	1,294,850
Sealed Air Corp.	88,400	2,359,396
*Senomyx, Inc.	30,360	180,642
Sensient Technologies Corp.	63,282	2,145,893
Sherwin-Williams Co.	19,100	1,618,343
#Sigma-Aldrich Corp.	21,678	1,379,805
Silgan Holdings, Inc.	32,796	1,224,275
*Solitario Exploration & Royalty Corp.	2,615	9,152
*Solutia, Inc.	120,981	2,833,375
Sonoco Products Co.	105,816	3,761,759
Southern Copper Corp.	72,950	3,269,619
*Spartech Corp.	38,500	321,475
Steel Dynamics, Inc.	240,218	4,371,968
#Stepan Co.	12,846	931,592
*Stillwater Mining Co.	113,671	2,464,387
#*STR Holdings, Inc.	3,848	70,341
Synalloy Corp.	11,860	142,913
Temple-Inland, Inc.	138,078	3,312,491
Texas Industries, Inc.	33,937	1,348,317
*Titanium Metals Corp.	221,660	4,178,291
*U.S. Gold Corp.	148,372	949,581
*United States Lime & Minerals, Inc.	8,239	327,747
#United States Steel Corp.	69,314	3,997,338
*Universal Stainless & Alloy Products, Inc.	8,690	278,080
Valhi, Inc.	43,304	893,795
Valspar Corp.	125,518	4,690,608
*Verso Paper Corp.	37,297	174,177
#Vulcan Materials Co.	69,800	2,970,688
#Walter Energy, Inc.	11,800	1,537,186
Wausau Paper Corp.	62,069	531,931
Westlake Chemical Corp.	89,708	3,473,494
#Weyerhaeuser Co.	432,571	10,026,996
#Worthington Industries, Inc.	91,654	1,741,426
*WR Grace & Co.	38,675	1,372,576
*Zagg, Inc.	1,674	15,150
Zep, Inc.	26,845	485,089
*Zoltek Cos., Inc.	43,429	485,536

Total Materials		305,602,936

Other — (0.0%)
●*Avigen, Inc. Escrow Shares	14,351	—
●*Concord Camera Corp. Escrow Shares	2,339	—
*GAMCO Investors, Inc. Debentures	281	12,499
●*MAIR Holdings, Inc. Escrow Shares	400	—
●#*Pelican Financial, Inc. Escrow Shares	100	—
●*Softbrands, Inc. Escrow Shares	14,700	—
●#*Student Loan Corp. Escrow Shares	17,416	43,540
●*Voyager Learning Co. Escrow Shares	7,226	—

Total Other		56,039

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Real Estate Investment Trusts — (0.0%)
Sabra Healthcare REIT, Inc.	20,370	$379,086
*Transcontinental Realty Investors, Inc.	100	500

Total Real Estate Investment Trusts		379,586

Telecommunication Services — (2.8%)
AboveNet, Inc.	31,995	1,905,622
Alaska Communications Systems Group, Inc.	37,137	341,660
*American Tower Corp.	39,600	2,014,056
*Arbinet Corp.	4,943	46,464
AT&T, Inc.	2,555,855	70,337,130
Atlantic Tele-Network, Inc.	19,422	725,412
*Cbeyond, Inc.	38,492	563,908
#CenturyLink, Inc.	132,561	5,731,938
*Cincinnati Bell, Inc.	174,030	495,985
*Cogent Communications Group, Inc.	47,576	648,937
Consolidated Communications Holdings, Inc.	37,892	672,583
*Crown Castle International Corp.	29,691	1,252,069
*FiberTower Corp.	59,322	219,491
Frontier Communications Corp.	470,468	4,314,192
*General Communications, Inc. Class A	64,916	786,133
*Global Crossing, Ltd.	26,247	349,872
HickoryTech Corp.	16,711	168,614
*Hughes Communications, Inc.	27,019	1,648,699
*ICO Global Communications (Holdings), Ltd.	12,527	17,413
IDT Corp. Class B	24,876	572,894
*Iridium Communications, Inc.	59,738	458,788
*Leap Wireless International, Inc.	33,781	472,258
*MetroPCS Communications, Inc.	296,305	3,831,224
*Neutral Tandem, Inc.	31,621	478,110
*NII Holdings, Inc.	109,151	4,582,159
NTELOS Holdings Corp.	40,039	807,186
*PAETEC Holding Corp.	167,568	661,894
*Premiere Global Services, Inc.	87,044	542,284
Qwest Communications International, Inc.	301,200	2,147,556
#*SBA Communications Corp.	23,603	963,002
Shenandoah Telecommunications Co.	29,898	500,194
*Sprint Nextel Corp.	1,238,690	5,598,879
*SureWest Communications.	15,394	168,718
Telephone & Data Systems, Inc.	64,313	2,299,190
Telephone & Data Systems, Inc. Special Shares	57,096	1,759,699
*tw telecom, Inc.	104,065	1,784,715
*United States Cellular Corp.	38,912	1,896,571
USA Mobility, Inc.	29,804	509,052
Verizon Communications, Inc.	1,246,085	44,385,548
Warwick Valley Telephone Co.	7,064	104,406
Windstream Corp.	193,210	2,475,020
*Xeta Corp.	10,831	36,825

Total Telecommunication Services		169,276,350

Utilities — (2.2%)
*AES Corp.	547,200	6,785,280
AGL Resources, Inc.	41,650	1,528,555
Allegheny Energy, Inc.	23,700	610,986
ALLETE, Inc.	31,071	1,146,831
Alliant Energy Corp.	21,300	791,508
Ameren Corp.	44,234	1,254,919
American Electric Power Co., Inc.	53,574	1,911,520
American States Water Co.	16,084	546,856
American Water Works Co., Inc.	13,494	344,097
#Aqua America, Inc.	72,471	1,675,530
Artesian Resources Corp.	5,797	110,259

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
Atmos Energy Corp.	49,422	$1,611,157
Avista Corp.	49,494	1,121,039
#Black Hills Corp.	34,166	1,059,488
#*Cadiz, Inc.	6,769	79,942
California Water Service Group	27,588	1,006,962
*Calpine Corp.	349,949	4,993,772
CenterPoint Energy, Inc.	71,966	1,162,251
Central Vermont Public Service Corp.	17,186	368,983
CH Energy Group, Inc.	21,595	1,049,733
Chesapeake Utilities Corp.	9,080	355,028
Cleco Corp.	35,169	1,099,383
#CMS Energy Corp.	82,500	1,608,750
Connecticut Water Services, Inc.	10,390	254,243
Consolidated Edison, Inc.	34,814	1,737,567
Consolidated Water Co., Ltd.	2,847	31,146
Constellation Energy Group, Inc.	27,541	888,197
Delta Natural Gas Co., Inc.	2,664	86,846
Dominion Resources, Inc.	66,237	2,883,959
DPL, Inc.	40,077	1,049,216
DTE Energy Co.	32,310	1,494,661
Duke Energy Corp.	149,234	2,668,304
*Dynegy, Inc.	54,620	343,560
Edison International, Inc.	34,479	1,250,898
*El Paso Electric Co.	38,160	1,028,412
Empire District Electric Co.	36,269	780,509
Energen Corp.	23,816	1,331,314
Entergy Corp.	20,864	1,505,755
EQT Corp.	25,349	1,221,568
Exelon Corp.	57,710	2,453,252
#FirstEnergy Corp.	34,315	1,342,403
Gas Natural, Inc.	4,425	47,701
*GenOn Energy, Inc.	981,885	4,065,004
Great Plains Energy, Inc.	72,456	1,425,934
#Hawaiian Electric Industries, Inc.	50,529	1,258,172
IDACORP, Inc.	32,164	1,201,969
Integrys Energy Group, Inc.	26,309	1,252,045
ITC Holdings Corp.	26,947	1,770,418
Laclede Group, Inc.	19,213	730,094
MDU Resources Group, Inc.	40,529	860,431
MGE Energy, Inc.	20,075	817,052
Middlesex Water Co.	17,520	311,506
National Fuel Gas Co.	16,904	1,155,219
New Jersey Resources Corp.	34,363	1,441,871
NextEra Energy, Inc.	45,121	2,412,169
#Nicor, Inc.	24,240	1,223,393
NiSource, Inc.	54,100	1,007,342
Northeast Utilities, Inc.	30,389	1,000,406
Northwest Natural Gas Co.	23,259	1,036,421
NorthWestern Corp.	31,620	892,949
*NRG Energy, Inc.	214,777	4,456,623
#NSTAR	36,869	1,599,377
NV Energy, Inc.	128,307	1,843,772
OGE Energy Corp.	36,086	1,655,987
Oneok, Inc.	19,029	1,120,618
Ormat Technologies, Inc.	56,703	1,744,184
#Otter Tail Corp.	30,754	697,193
Pennichuck Corp.	4,414	124,033
Pepco Holdings, Inc.	42,692	792,790
PG&E Corp.	44,149	2,043,216
#Piedmont Natural Gas Co.	38,752	1,087,381
Pinnacle West Capital Corp.	20,700	842,697

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
PNM Resources, Inc.	75,982	$990,045
Portland General Electric Co.	65,034	1,452,860
#PPL Corp.	54,370	1,402,202
Progress Energy, Inc.	32,979	1,481,417
Public Service Enterprise Group, Inc.	221,874	7,195,374
Questar Corp.	167,251	2,915,185
RGC Resources, Inc.	1,471	46,675
#SCANA Corp.	18,988	802,623
Sempra Energy	26,800	1,395,476
SJW Corp.	23,612	577,077
#South Jersey Industries, Inc.	25,901	1,353,068
Southern Co.	94,431	3,552,494
Southwest Gas Corp.	39,783	1,481,519
TECO Energy, Inc.	70,994	1,307,000
UGI Corp.	57,939	1,816,388
UIL Holdings Corp.	42,940	1,296,359
Unisource Energy Corp.	31,816	1,139,331
Unitil Corp.	12,852	282,744
Vectren Corp.	44,258	1,172,394
#Westar Energy, Inc.	59,652	1,521,126
WGL Holdings, Inc.	26,759	964,930
Wisconsin Energy Corp.	18,459	1,112,893
Xcel Energy, Inc.	77,054	1,816,163
York Water Co.	10,807	182,314

Total Utilities		133,750,263

TOTAL COMMON STOCKS		5,622,079,805

RIGHTS/WARRANTS — (0.0%)
● *Avalon Contingent Value Rights	7,847	—
*Caliper Life Sciences, Inc. Warrants 08/10/11	359	208
*Celgene Corp. Contingent Value Rights	19,083	45,227
● *Contra Pharmacopeia Contingent Value Rights	12,586	—
● *Emergent Biosolutions, Inc. Contingent Value Rights	4,801	—
● Ligand Pharmaceuticals, Inc. Class B Contingent Value Rights	20,816	—
●*U.S. Concrete, Inc. Warrants A 08/31/17	813	—
● *U.S. Concrete, Inc. Warrants B 08/31/17	813	—
*Valley National Bancorp Warrants 06/30/15	398	1,138

TOTAL RIGHTS/WARRANTS		46,573

TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	16,388,578	16,388,578

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.2%)
§@DFA Short Term Investment Fund	500,781,978	500,781,978
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralizedby $5,035,980 FNMA 5.000%, 10/01/20 & 6.000% 10/01/39, valued at $3,064,805) tobe repurchased at $2,975,557	$2,976	2,975,539

TOTAL SECURITIES LENDING COLLATERAL		503,757,517

TOTAL INVESTMENTS — (100.0%) (Cost $5,481,117,444)##		$6,142,272,473

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$798,104,706	—	—	$798,104,706
Consumer Staples	348,928,735	—	—	348,928,735
Energy	642,182,406	$9,560	—	642,191,966
Financials	1,082,760,427	2,313	—	1,082,762,740
Health Care	542,080,654	71,467	—	542,152,121
Industrials	794,453,676	—	—	794,453,676
Information Technology	804,420,687	—	—	804,420,687
Materials	305,602,936	—	—	305,602,936
Other	12,499	43,540	—	56,039
Real Estate Investment Trusts	379,586	—	—	379,586
Telecommunication Services	169,276,350	—	—	169,276,350
Utilities	133,750,263	—	—	133,750,263
Rights/Warrants	46,573	—	—	46,573
Temporary Cash Investments	16,388,578	—	—	16,388,578
Securities Lending Collateral	—	503,757,517	—	503,757,517

TOTAL	$5,638,388,076	$503,884,397	—	$6,142,272,473

See accompanying Notes to Schedules of Investments.

U.S. VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value†
COMMON STOCKS — (90.1%)
Consumer Discretionary — (13.6%)
*1-800-FLOWERS.COM, Inc.	23,265	$63,746
*4Kids Entertainment, Inc.	8,373	5,694
*99 Cents Only Stores	57,512	856,929
#Aaron’s, Inc.	57,997	1,112,962
Abercrombie & Fitch Co.	9,837	495,883
*AC Moore Arts & Crafts, Inc.	16,302	35,701
Acme United Corp.	1,921	19,210
Advance Auto Parts, Inc.	5,300	338,882
*Aeropostale, Inc.	8,400	202,608
*AFC Enterprises, Inc.	10,308	153,589
*AH Belo Corp.	17,536	142,217
Aldila, Inc.	3,550	18,460
*All American Group, Inc.	1,300	299
Ambassadors Group, Inc.	15,154	167,300
Amcon Distributing Co.	438	34,370
*American Apparel, Inc.	42,938	44,226
*American Axle & Manufacturing Holdings, Inc.	19,916	284,799
*American Biltrite, Inc.	1,151	7,528
American Eagle Outfitters, Inc.	7,818	113,048
#American Greetings Corp. Class A	21,500	467,195
#*American Public Education, Inc.	3,570	119,809
*America’s Car-Mart, Inc.	10,824	269,951
*Amerigon, Inc.	6,010	65,449
Ameristar Casinos, Inc.	32,956	506,204
#*AnnTaylor Stores Corp.	43,589	964,189
#Arbitron, Inc.	6,100	254,309
*Arctic Cat, Inc.	11,890	190,478
Ark Restaurants Corp.	3,103	44,993
*Asbury Automotive Group, Inc.	27,646	508,963
*Ascena Retail Group, Inc.	35,291	956,739
*Ascent Media Corp.	12,726	484,097
*Audiovox Corp. Class A	19,493	139,960
#*AutoNation, Inc.	60,649	1,741,233
*Bakers Footwear Group, Inc.	2,000	1,900
*Ballantyne Strong, Inc.	9,603	72,215
*Bally Technologies, Inc.	4,600	188,278
#Barnes & Noble, Inc.	32,818	516,883
*Bassett Furniture Industries, Inc.	7,312	51,184
*Beasley Broadcast Group, Inc.	6,377	34,117
*Beazer Homes USA, Inc.	71,337	381,653
bebe stores, Inc.	80,250	450,604
*Bed Bath & Beyond, Inc.	4,900	235,200
*Belo Corp.	71,988	485,199
*Benihana, Inc.	3,547	29,227
*Benihana, Inc. Class A	6,691	54,599
Best Buy Co., Inc.	11,191	380,494
Big 5 Sporting Goods Corp.	22,333	283,182
*Big Lots, Inc.	16,633	528,763
*Biglari Holdings, Inc.	1,773	762,390
#*BJ’s Restaurants, Inc.	29,200	1,031,636
*Blockbuster, Inc. Class B	15,945	813
#*Blue Nile, Inc.	1,573	89,425
*Bluegreen Corp.	32,000	112,000
Blyth, Inc.	7,970	267,951
Bob Evans Farms, Inc.	26,669	839,540
*Bon-Ton Stores, Inc. (The)	14,449	160,239
Books-A-Million, Inc.	13,630	77,555
*Borders Group, Inc.	28,683	20,939

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*BorgWarner, Inc.	12,561	$846,988
Bowl America, Inc. Class A	2,752	36,120
#*Boyd Gaming Corp.	77,500	840,100
Brinker International, Inc.	14,698	345,844
*Brookfield Homes Corp.	25,114	354,610
Brown Shoe Co., Inc.	38,486	487,618
#Brunswick Corp.	103,824	2,068,174
#Buckle, Inc.	11,925	426,319
*Buffalo Wild Wings, Inc.	4,500	196,965
*Build-A-Bear-Workshop, Inc.	18,741	143,556
*Cabela’s, Inc.	76,421	1,902,883
*Cache, Inc.	11,200	42,112
*California Pizza Kitchen, Inc.	20,230	323,882
#Callaway Golf Co.	76,853	564,870
*Cambium Learning Group, Inc.	32,338	105,745
*Canterbury Park Holding Corp.	4,963	66,752
#*Capella Education Co.	3,104	177,704
*Career Education Corp.	10,713	240,400
*Caribou Coffee Co., Inc.	9,331	84,166
*CarMax, Inc.	26,062	850,924
*Carmike Cinemas, Inc.	9,159	59,900
Carnival Corp.	41,983	1,877,060
*Carriage Services, Inc.	14,904	76,159
*Carrols Restaurant Group, Inc.	10,875	76,125
*Carter’s, Inc.	17,393	481,786
*Casual Male Retail Group, Inc.	40,907	171,809
Cato Corp. Class A	23,720	579,717
*Cavco Industries, Inc.	6,611	272,307
CBS Corp.	5,655	111,856
CBS Corp. Class B	210,809	4,180,342
*CEC Entertainment, Inc.	11,700	432,315
*Charles & Colvard, Ltd.	15,531	42,710
*Charming Shoppes, Inc.	103,080	320,579
#*Cheesecake Factory, Inc.	28,943	854,108
Cherokee, Inc.	3,009	48,234
Chico’s FAS, Inc.	16,994	185,574
*Children’s Place Retail Stores, Inc. (The)	20,289	849,906
#*Chipotle Mexican Grill, Inc.	3,000	656,760
#Choice Hotels International, Inc.	5,100	193,443
Christopher & Banks Corp.	31,300	178,723
*Chromcraft Revington, Inc.	2,820	5,048
Churchill Downs, Inc.	14,045	581,603
Cinemark Holdings, Inc.	66,724	1,130,972
*Citi Trends, Inc.	10,740	245,946
*CKX, Inc.	21,709	69,035
*Clear Channel Outdoor Holdings, Inc.	24,063	334,235
*Coast Distribution System, Inc.	1,632	6,397
*Cobra Electronics Corp.	650	2,236
#*Coinstar, Inc.	13,400	554,626
*Coldwater Creek, Inc.	45,454	132,271
#*Collective Brands, Inc.	51,195	1,042,330
Collectors Universe, Inc.	4,583	63,475
#Columbia Sportswear Co.	20,847	1,271,250
Comcast Corp. Class A	298,194	6,783,914
Comcast Corp. Special Class A	100,809	2,161,345
#*Conn’s, Inc.	28,750	127,075
Cooper Tire & Rubber Co.	41,211	942,083
*Core-Mark Holding Co., Inc.	11,528	390,108
#*Corinthian Colleges, Inc.	28,265	149,239
*Cost Plus, Inc.	19,626	166,821
CPI Corp.	2,300	45,770

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Cracker Barrel Old Country Store, Inc.	4,897	$252,098
*Craftmade International, Inc.	1,843	8,662
*Crocs, Inc.	74,500	1,221,055
#*Crown Media Holdings, Inc.	19,905	47,772
CSS Industries, Inc.	4,800	88,128
*Culp, Inc.	7,948	79,401
*Cumulus Media, Inc.	10,095	38,563
*Cybex International, Inc.	2,804	2,103
*Cycle Country Accessories Corp.	2,700	971
*Dana Holding Corp.	69,075	1,237,824
Darden Restaurants, Inc.	5,017	236,351
*Deckers Outdoor Corp.	6,000	440,340
*dELiA*s, Inc.	18,616	34,440
*Delta Apparel, Inc.	12,525	161,197
*Destination Maternity Corp.	3,624	146,881
DeVry, Inc.	9,500	495,045
*DGSE Cos., Inc.	1,200	5,328
#*Dick’s Sporting Goods, Inc.	8,194	295,721
Dillard’s, Inc.	62,205	2,470,783
*DineEquity, Inc.	14,400	742,752
*DIRECTV Class A	44,010	1,865,584
*Discovery Communications, Inc. (25470F104)	13,067	509,613
*Discovery Communications, Inc. (25470F203)	1,300	50,050
*Discovery Communications, Inc. (25470F302)	21,273	722,431
*Dixie Group, Inc.	5,236	23,248
*Dolan Media Co.	28,760	394,300
*Dollar Tree, Inc.	9,300	470,394
*Domino’s Pizza, Inc.	14,100	231,240
*Dorman Products, Inc.	16,192	520,897
Dover Downs Gaming & Entertainment, Inc.	15,417	53,034
DR Horton, Inc.	74,718	925,756
*DreamWorks Animation SKG, Inc.	9,579	268,883
Drew Industries, Inc.	20,713	489,241
#*drugstore.com, Inc.	42,870	75,666
#*DSW, Inc.	9,540	317,587
#*Eastman Kodak Co.	87,549	320,429
*EDCI Holdings, Inc.	2,070	6,479
Educational Development Corp.	2,987	20,312
*Einstein Noah Restaurant Group, Inc.	8,696	135,136
Emerson Radio Corp.	21,302	45,373
*Emmis Communications Corp. Class A	5,300	5,406
*Empire Resorts, Inc.	7,700	6,678
*Entercom Communications Corp.	24,808	243,118
*Entravision Communications Corp.	40,446	87,363
*EnviroStar, Inc.	1,100	1,496
Escalade, Inc.	7,357	45,613
#Ethan Allen Interiors, Inc.	25,200	564,480
*Ever-Glory International Group, Inc.	2,000	4,700
*EW Scripps Co. Class A (The)	43,340	393,527
*Exide Technologies	67,713	650,722
#Expedia, Inc.	28,900	727,124
Family Dollar Stores, Inc.	13,400	569,232
*Famous Dave’s of America, Inc.	6,406	64,444
*Federal-Mogul Corp.	40,301	949,492
Finish Line, Inc. Class A	43,139	663,909
*Fisher Communications, Inc.	7,173	173,156
*Flanigan’s Enterprises, Inc.	300	2,493
Flexsteel Industries, Inc.	5,144	87,036
Foot Locker, Inc.	105,891	1,891,213
#*Ford Motor Co.	86,858	1,385,385
Fortune Brands, Inc.	31,053	1,915,349

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Fossil, Inc.	16,451	$1,168,844
*Frederick’s of Hollywood Group, Inc.	3,900	3,276
Fred’s, Inc.	37,751	506,996
Frisch’s Restaurants, Inc.	5,689	120,379
#*Fuel Systems Solutions, Inc.	14,054	365,826
*Full House Resorts, Inc.	14,484	65,033
*Furniture Brands International, Inc.	43,300	194,850
Gaiam, Inc.	15,594	118,982
#*GameStop Corp. Class A	120,560	2,540,199
*GameTech International, Inc.	2,168	997
Gaming Partners International Corp.	9,358	64,664
Gannett Co., Inc.	47,600	701,624
Gap, Inc.	20,700	398,889
#Garmin, Ltd.	5,054	155,815
*Gaylord Entertainment Co.	40,410	1,347,269
*Geeknet, Inc.	110	2,090
*Genesco, Inc.	19,828	736,214
Gentex Corp.	13,836	443,721
Genuine Parts Co.	11,532	596,781
*G-III Apparel Group, Ltd.	15,764	550,006
*Global Traffic Network, Inc.	11,114	119,253
*Golfsmith International Holdings, Inc.	4,562	17,974
*Goodyear Tire & Rubber Co.	21,200	251,856
*Gray Television, Inc.	27,923	55,288
*Gray Television, Inc. Class A	2,300	4,025
*Great Wolf Resorts, Inc.	24,242	70,544
#Group 1 Automotive, Inc.	22,320	844,589
Guess?, Inc.	2,500	106,950
#H&R Block, Inc.	8,000	100,160
*Hallwood Group, Inc.	808	20,200
*Hampshire Group, Ltd.	1,868	7,098
*Hanesbrands, Inc.	7,900	181,858
Harley-Davidson, Inc.	25,800	1,022,970
*Harman International Industries, Inc.	12,590	545,399
*Harris Interactive, Inc.	4,286	4,843
Harte-Hanks, Inc.	51,685	644,512
Hasbro, Inc.	9,200	405,628
*Hastings Entertainment, Inc.	1,695	9,390
Haverty Furniture Cos., Inc.	16,606	199,936
Haverty Furniture Cos., Inc. Class A	1,796	22,001
*Heelys, Inc.	7,950	23,691
*Helen of Troy, Ltd.	27,304	766,423
#*hhgregg, Inc.	4,800	87,984
*Hibbett Sporting Goods, Inc.	6,351	203,359
#Hillenbrand, Inc.	9,800	211,778
*Hollywood Media Corp.	16,786	32,565
Home Depot, Inc.	52,493	1,930,168
Hooker Furniture Corp.	10,174	136,433
Hot Topic, Inc.	41,543	225,578
#*Hovnanian Enterprises, Inc.	41,900	185,198
*HSN, Inc.	21,596	608,143
*Iconix Brand Group, Inc.	67,621	1,342,277
*Image Entertainment, Inc.	3,900	575
*Infosonics Corp.	4,100	4,387
International Speedway Corp.	23,100	668,283
*Interpublic Group of Cos., Inc. (The)	44,149	471,953
*Interval Leisure Group, Inc.	20,847	326,672
*iRobot Corp.	17,538	473,526
*Isle of Capri Casinos, Inc.	24,634	232,052
#*ITT Educational Services, Inc.	800	52,672
*J. Alexander’s Corp.	10,300	52,633

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*J. Crew Group, Inc.	5,300	$230,126
J.C. Penney Co., Inc.	113,950	3,654,376
*Jack in the Box, Inc.	26,368	578,514
*Jackson Hewitt Tax Service, Inc.	7,600	11,856
*Jaclyn, Inc.	400	2,310
#*JAKKS Pacific, Inc.	7,200	124,488
Jarden Corp.	79,170	2,683,863
*Jennifer Convertibles, Inc.	400	2
*Jo-Ann Stores, Inc.	20,505	1,237,067
Johnson Controls, Inc.	34,525	1,325,415
*Johnson Outdoors, Inc. Class A	14,083	214,343
Jones Group, Inc. (The)	77,200	979,668
*Jos. A. Bank Clothiers, Inc.	19,837	847,635
*Journal Communications, Inc.	40,375	193,800
*K12, Inc.	2,100	57,225
#KB Home	43,407	644,160
*Kenneth Cole Productions, Inc. Class A	9,853	134,395
*Kid Brands, Inc.	33,488	305,076
*Kirkland’s, Inc.	4,800	63,576
*Knology, Inc.	12,439	181,983
*Kohl’s Corp.	20,240	1,027,787
*Kona Grill, Inc.	5,667	28,392
Koss Corp.	3,667	21,599
*Krispy Kreme Doughnuts, Inc.	22,310	146,130
KSW, Inc.	3,180	12,084
*K-Swiss, Inc. Class A	32,483	373,554
Lacrosse Footwear, Inc.	5,930	91,500
*Lakeland Industries, Inc.	4,621	40,988
*Lakes Entertainment, Inc.	10,357	29,517
#*Lamar Advertising Co. Class A	10,244	377,389
*Las Vegas Sands Corp.	19,359	900,000
*Lazare Kaplan International, Inc.	4,000	5,860
#*La-Z-Boy, Inc.	48,144	400,558
*Leapfrog Enterprises, Inc.	33,413	128,974
*Lear Corp.	1,098	115,982
Learning Tree International, Inc.	10,875	94,395
*Lee Enterprises, Inc.	31,300	90,144
Leggett & Platt, Inc.	28,867	650,374
#Lennar Corp. Class A	127,643	2,471,168
Lennar Corp. Class B Voting	17,021	270,123
*Libbey, Inc.	6,896	105,302
#*Liberty Global, Inc. Class A	12,561	509,474
*Liberty Global, Inc. Class B	31	1,284
#*Liberty Global, Inc. Class C	12,326	471,716
*Liberty Media Corp. Capital Class A	92,738	6,089,177
*Liberty Media Corp. Capital Class B	460	29,923
*Liberty Media Corp. Interactive Class A	286,008	4,530,367
*Liberty Media Corp. Interactive Class B	3,838	61,082
*Liberty Media-Starz Corp. Series A	11,502	766,838
*Liberty Media-Starz Corp. Series B	404	26,939
*Life Time Fitness, Inc.	34,106	1,360,147
*Lifetime Brands, Inc.	10,969	133,054
Limited Brands, Inc.	15,500	453,220
*LIN TV Corp. Class A	6,800	32,776
#Lincoln Educational Services Corp.	14,831	223,948
#Lithia Motors, Inc.	20,894	282,069
#*Live Nation Entertainment, Inc.	118,544	1,232,858
#*Liz Claiborne, Inc.	38,467	190,027
*LKQ Corp.	32,049	774,304
*LodgeNet Interactive Corp.	5,000	17,200
Lowe’s Cos., Inc.	101,605	2,519,804

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Luby’s, Inc.	26,961	$155,565
#*Lumber Liquidators Holdings, Inc.	109	3,045
*M/I Homes, Inc.	21,500	315,190
Mac-Gray Corp.	12,443	183,285
Macy’s, Inc.	76,588	1,773,012
*Madison Square Garden, Inc.	25,628	646,338
*Maidenform Brands, Inc.	20,336	523,449
Marcus Corp.	19,942	236,313
*Marine Products Corp.	25,999	187,193
*MarineMax, Inc.	21,576	195,047
#*Martha Stewart Living Omnimedia, Inc. Class A	22,705	87,868
Mattel, Inc.	14,400	340,992
#Matthews International Corp. Class A	9,390	332,782
*MAXXAM, Inc.	1	692
#*McClatchy Co. (The)	54,593	278,424
*McCormick & Schmick’s Seafood Restaurants, Inc.	18,177	163,593
McDonald’s Corp.	13,800	1,016,646
MDC Holdings, Inc.	35,349	1,092,638
*Media General, Inc. Class A	18,300	91,866
*Mediacom Communications Corp. Class A	34,357	301,139
Men’s Wearhouse, Inc. (The)	44,507	1,166,528
Meredith Corp.	30,059	1,012,988
*Meritage Homes Corp.	26,180	601,093
#*MGM Resorts International	227,294	3,370,770
*Midas, Inc.	4,649	33,054
*Modine Manufacturing Co.	42,300	697,950
*Mohawk Industries, Inc.	45,490	2,526,970
*Monarch Casino & Resort, Inc.	15,549	168,551
Monro Muffler Brake, Inc.	20,712	685,153
*Morgans Hotel Group Co.	19,254	173,960
#Morningstar, Inc.	3,172	169,448
*Morton’s Restaurant Group, Inc.	12,138	77,805
*Motorcar Parts of America, Inc.	11,260	162,144
*Movado Group, Inc.	19,263	277,580
*MTR Gaming Group, Inc.	23,289	53,332
*Multimedia Games, Inc.	19,081	101,702
*Nathan’s Famous, Inc.	4,649	75,128
National CineMedia, Inc.	13,288	234,400
*Nautilus, Inc.	18,091	44,142
*Navarre Corp.	25,294	53,876
#*Netflix, Inc.	12,300	2,633,184
*Nevada Gold & Casinos, Inc.	1,000	1,060
*New Frontier Media, Inc.	11,506	22,782
*New York & Co., Inc.	53,080	296,717
#*New York Times Co. Class A (The)	52,679	532,585
Newell Rubbermaid, Inc.	18,588	357,819
News Corp. Class A	190,758	2,865,185
News Corp. Class B	45,014	746,332
*Nexstar Broadcasting Group, Inc.	200	982
NIKE, Inc. Class B	1,200	98,976
*Nobel Learning Communities, Inc.	6,834	59,934
*Nobility Homes, Inc.	2,093	16,807
#Nordstrom, Inc.	3,500	144,130
#Nutri/System, Inc.	8,097	153,519
#*NVR, Inc.	1,000	765,000
*O’Charley’s, Inc.	20,350	140,822
*Office Depot, Inc.	207,085	1,087,196
*OfficeMax, Inc.	31,000	498,170
Omnicom Group, Inc.	4,644	208,423
*Orbitz Worldwide, Inc.	53,434	274,116
#*O’Reilly Automotive, Inc.	26,013	1,478,319

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Orient-Express Hotels, Ltd.	87,802	$1,067,672
*Orleans Homebuilders, Inc.	11,153	948
Outdoor Channel Holdings, Inc.	24,237	193,896
*Overstock.com, Inc.	8,272	123,418
Oxford Industries, Inc.	14,097	333,676
*P & F Industries, Inc. Class A	1,046	3,912
#P.F. Chang’s China Bistro, Inc.	8,939	411,552
*Pacific Sunwear of California, Inc.	65,104	277,343
*Palm Harbor Homes, Inc.	17,003	680
*Panera Bread Co. Class A	6,000	573,360
*Papa John’s International, Inc.	6,187	177,567
*Peet’s Coffee & Tea, Inc.	9,514	363,054
*Penn National Gaming, Inc.	22,513	804,389
*Penske Automotive Group, Inc.	66,981	1,131,979
Pep Boys - Manny, Moe & Jack (The)	49,824	694,547
*Perry Ellis International, Inc.	15,409	433,763
PetMed Express, Inc.	14,800	223,332
PetSmart, Inc.	14,736	592,977
*Phillips-Van Heusen Corp.	17,250	1,006,882
*Pier 1 Imports, Inc.	68,065	637,769
*Pinnacle Entertainment, Inc.	51,022	769,412
*Playboy Enterprises, Inc. Class A	1,600	9,784
#*Playboy Enterprises, Inc. Class B	21,800	133,852
*Point.360	2,600	2,340
#Polaris Industries, Inc.	32,000	2,461,440
Polo Ralph Lauren Corp.	3,357	359,803
Pool Corp.	6,469	157,714
*Pre-Paid Legal Services, Inc.	2,600	171,184
*Priceline.com, Inc.	1,900	814,188
Primedia, Inc.	37,940	199,944
*Princeton Review, Inc.	17,667	19,699
#*Pulte Group, Inc.	96,956	764,983
*Q.E.P. Co., Inc.	1,500	21,195
*Quiksilver, Inc.	65,594	293,205
#*Radio One, Inc.	35,315	44,144
#RadioShack Corp.	13,300	201,495
*RC2 Corp.	21,862	444,236
*Reading International, Inc. Class A	11,759	59,618
*Red Lion Hotels Corp.	10,100	77,467
*Red Robin Gourmet Burgers, Inc.	16,700	344,688
#Regal Entertainment Group	10,576	128,604
Regis Corp.	56,648	949,420
#Rent-A-Center, Inc.	50,880	1,513,171
*Rentrak Corp.	5,164	141,726
*Retail Ventures, Inc.	44,020	663,822
RG Barry Corp.	18,234	192,916
*Rick’s Cabaret International, Inc.	7,469	65,279
*Rockford Corp.	3,495	6,343
*Rocky Brands, Inc.	6,313	69,443
Ross Stores, Inc.	5,908	385,202
#*Royal Caribbean Cruises, Ltd.	100,272	4,502,213
#*Ruby Tuesday, Inc.	58,277	785,574
*Ruth’s Hospitality Group, Inc.	28,643	133,476
Ryland Group, Inc. (The)	42,610	758,458
#*Saks, Inc.	132,854	1,557,049
Salem Communications Corp.	13,328	42,516
#*Sally Beauty Holdings, Inc.	16,838	221,588
Scholastic Corp.	26,776	796,050
*Scientific Games Corp.	2,900	29,928
Scripps Networks Interactive, Inc.	5,300	246,450
*Sealy Corp.	30,900	81,885

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Sears Holdings Corp.	40,481	$3,051,053
*Select Comfort Corp.	14,500	147,320
Service Corp. International	268,060	2,324,080
Shiloh Industries, Inc.	13,511	174,562
*Shoe Carnival, Inc.	12,352	305,712
*Shuffle Master, Inc.	49,179	508,265
*Shutterfly, Inc.	17,563	584,672
*Signet Jewelers, Ltd. ADR	23,250	987,660
*Silverleaf Resorts, Inc.	8,070	11,298
Sinclair Broadcast Group, Inc. Class A	41,600	364,832
*Skechers U.S.A., Inc. Class A	36,903	759,095
Skyline Corp.	8,700	174,783
*Smith & Wesson Holding Corp.	56,430	200,326
Snap-On, Inc.	25,128	1,422,999
Sonesta International Hotels Corp. Class A	1,000	20,110
#Sonic Automotive, Inc.	43,000	535,350
*Sonic Corp.	13,343	127,959
#Sotheby’s Class A	14,866	599,100
Spartan Motors, Inc.	31,263	195,081
Speedway Motorsports, Inc.	47,584	689,016
*Sport Chalet, Inc. Class A	5,873	14,565
Stage Stores, Inc.	35,337	547,724
Standard Motor Products, Inc.	22,280	269,811
*Standard Pacific Corp.	91,149	401,056
Stanley Black & Decker, Inc.	10,807	785,453
*Stanley Furniture, Inc.	11,192	46,447
Staples, Inc.	21,793	486,202
Starwood Hotels & Resorts Worldwide, Inc.	8,600	507,142
Stein Mart, Inc.	40,844	320,013
*Steiner Leisure, Ltd.	5,033	223,063
*Steinway Musical Instruments, Inc.	10,477	200,215
*Steven Madden, Ltd.	18,088	690,419
#Stewart Enterprises, Inc.	77,343	493,448
*Stoneridge, Inc.	19,624	289,454
Strattec Security Corp.	4,591	147,830
Strayer Education, Inc.	1,326	159,120
Sturm Ruger & Co., Inc.	16,895	251,904
Superior Industries International, Inc.	25,045	500,900
*Syms Corp.	7,586	47,944
*Systemax, Inc.	28,957	395,553
#*Talbots, Inc.	444	2,424
*Tandy Brands Accessories, Inc.	1,096	3,178
Tandy Leather Factory, Inc.	6,870	35,312
Target Corp.	24,714	1,355,069
#*Tempur-Pedic International, Inc.	7,978	348,160
*Tenneco, Inc.	17,900	739,807
#*Texas Roadhouse, Inc.	54,800	910,776
Thor Industries, Inc.	11,779	437,708
Tiffany & Co.	8,300	482,479
*Timberland Co. Class A	40,812	1,090,905
Time Warner Cable, Inc.	58,725	3,983,317
Time Warner, Inc.	198,927	6,256,254
TJX Cos., Inc. (The)	11,000	521,290
*Toll Brothers, Inc.	52,865	1,069,988
*Town Sports International Holdings, Inc.	11,460	47,330
Tractor Supply Co.	20,000	1,026,200
*True Religion Apparel, Inc.	5,300	108,915
*TRW Automotive Holdings Corp.	67,909	4,051,451
#*Tuesday Morning Corp.	44,074	218,166
Tupperware Corp.	6,200	283,650
*Ulta Salon Cosmetics & Fragrance, Inc.	13,373	495,336

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Under Armour, Inc. Class A	2,833	$169,583
*Unifi, Inc.	18,595	309,235
*Universal Electronics, Inc.	12,210	321,489
Universal Technical Institute, Inc.	11,850	216,262
#*Urban Outfitters, Inc.	5,900	199,538
*US Auto Parts Network, Inc.	20,095	166,788
#V.F. Corp.	6,544	541,320
*Vail Resorts, Inc.	29,509	1,417,907
*Valassis Communications, Inc.	9,276	281,434
Value Line, Inc.	1,841	24,246
*Valuevision Media, Inc. Class A	24,067	148,975
*VCG Holding Corp.	815	1,801
#Viacom, Inc. Class A	1,129	53,786
Viacom, Inc. Class B	19,500	810,225
Volcom, Inc.	21,744	360,950
*WABCO Holdings, Inc.	8,200	478,880
*Walking Co. Holdings, Inc. (The)	3,900	9,945
Walt Disney Co. (The)	128,424	4,991,841
*Warnaco Group, Inc.	13,900	710,012
*Warner Music Group Corp.	31,432	164,389
#Washington Post Co. Class B	2,653	1,136,413
Weight Watchers International, Inc.	5,800	225,040
*Wells-Gardner Electronics Corp.	4,403	11,976
Wendy’s/Arby’s Group, Inc.	361,177	1,744,485
*West Marine, Inc.	19,543	249,955
#*Westwood One, Inc.	3,390	26,984
*Wet Seal, Inc. (The)	81,771	279,657
Weyco Group, Inc.	9,353	216,335
Whirlpool Corp.	13,957	1,193,324
Wiley (John) & Sons, Inc. Class A	5,984	274,965
Wiley (John) & Sons, Inc. Class B	1,393	64,134
Williams Controls, Inc.	2,614	27,447
Williams-Sonoma, Inc.	36,006	1,159,393
Winmark Corp.	1,815	61,401
#*Winnebago Industries, Inc.	13,246	197,365
#*WMS Industries, Inc.	9,900	415,305
Wolverine World Wide, Inc.	8,330	265,310
#World Wrestling Entertainment, Inc.	8,500	102,425
Wyndham Worldwide Corp.	32,378	910,793
Wynn Resorts, Ltd.	7,200	837,576
*Zale Corp.	29,978	139,997
*Zumiez, Inc.	28,926	671,662

Total Consumer Discretionary		271,709,846

Consumer Staples — (4.4%)
Alberto-Culver Co.	24,500	912,625
Alico, Inc.	6,695	168,111
*Alliance One International, Inc.	87,960	336,887
Altria Group, Inc.	46,200	1,086,162
Andersons, Inc. (The)	15,111	586,005
Archer-Daniels-Midland Co.	53,441	1,745,917
Arden Group, Inc. Class A	1,239	98,166
B&G Foods, Inc.	41,320	554,928
*BJ’s Wholesale Club, Inc.	10,293	452,274
*Boston Beer Co., Inc. Class A	3,300	297,033
Bridgford Foods Corp.	3,267	39,139
Brown-Forman Corp. Class A	1,083	71,965
#Brown-Forman Corp. Class B	3,250	215,638
Bunge, Ltd.	50,073	3,408,469
*Cagle’s, Inc. Class A	752	5,971
Calavo Growers, Inc.	8,917	205,804

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Cal-Maine Foods, Inc.	13,100	$371,516
Casey’s General Stores, Inc.	32,374	1,375,571
CCA Industries, Inc.	4,000	24,040
*Central European Distribution Corp.	30,000	688,200
*Central Garden & Pet Co.	21,139	205,260
*Central Garden & Pet Co. Class A	39,325	372,801
*Chiquita Brands International, Inc.	69,280	1,068,298
Church & Dwight Co., Inc.	6,800	467,908
Coca-Cola Bottling Co.	7,087	382,840
Coca-Cola Enterprises, Inc.	33,760	849,402
Coffee Holding Co., Inc.	1,900	7,448
ConAgra, Inc.	21,650	483,444
*Constellation Brands, Inc. Class A	53,826	1,034,536
*Constellation Brands, Inc. Class B	1,100	21,010
Corn Products International, Inc.	35,860	1,654,222
Costco Wholesale Corp.	15,277	1,097,500
*Craft Brewers Alliance, Inc.	17,128	125,720
CVS Caremark Corp.	136,640	4,673,088
*Darling International, Inc.	45,847	621,227
*Dean Foods Co.	10,500	106,575
Del Monte Foods Co.	129,903	2,462,961
#Diamond Foods, Inc.	13,303	662,090
#*Dole Food Co., Inc.	45,475	635,740
Dr. Pepper Snapple Group, Inc.	5,962	211,234
*Elizabeth Arden, Inc.	24,213	619,611
*Energizer Holdings, Inc.	5,598	407,199
Farmer Brothers Co.	15,018	194,783
Flowers Foods, Inc.	20,051	505,887
Fresh Del Monte Produce, Inc.	57,803	1,528,889
General Mills, Inc.	18,600	646,908
Golden Enterprises, Inc.	5,097	16,310
#*Great Atlantic & Pacific Tea Co.	11,673	2,568
*Green Mountain Coffee, Inc.	15,900	533,922
Griffin Land & Nurseries, Inc. Class A	4,347	127,454
*Hain Celestial Group, Inc.	44,460	1,183,970
*Hansen Natural Corp.	1,200	67,968
*Harbinger Group, Inc.	9,082	52,312
*Heckmann Corp.	24,096	116,384
Herbalife, Ltd.	4,400	287,452
#Hormel Foods Corp.	9,064	447,762
*HQ Sustainable Maritime Industries, Inc.	10,992	47,485
*IGI Labratories, Inc.	1,128	1,974
Imperial Sugar Co.	11,049	132,367
Ingles Markets, Inc.	12,373	239,665
Inter Parfums, Inc.	27,026	482,144
J & J Snack Foods Corp.	13,292	564,511
J.M. Smucker Co.	58,872	3,659,484
*John B. Sanfilippo & Son, Inc.	6,541	74,306
*Katy Industries, Inc.	1,000	1,050
Kraft Foods, Inc.	174,704	5,340,701
Kroger Co. (The)	21,515	460,421
#Lancaster Colony Corp.	8,100	450,117
#*Lifeway Foods, Inc.	4,839	44,470
*Mannatech, Inc.	25,694	45,735
McCormick & Co., Inc. Non-Voting	5,600	247,520
McCormick & Co., Inc. Voting	686	30,390
#*Medifast, Inc.	8,480	202,842
MGP Ingredients, Inc.	14,183	133,958
Molson Coors Brewing Co.	77,623	3,638,190
Molson Coors Brewing Co. Class A	572	26,649
Nash-Finch Co.	12,120	456,560

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
National Beverage Corp.	27,290	$367,050
*Natural Alternatives International, Inc.	4,748	25,212
Nu Skin Enterprises, Inc. Class A	10,876	327,150
*Nutraceutical International Corp.	11,692	162,168
Oil-Dri Corp. of America	6,773	129,229
*Omega Protein Corp.	17,392	141,919
*Orchids Paper Products Co.	2,913	34,956
*Overhill Farms, Inc.	12,155	72,444
*Pantry, Inc.	21,862	364,440
*Parlux Fragrances, Inc.	17,222	57,521
*PC Group, Inc.	4,397	967
PepsiCo, Inc.	15,495	996,483
Philip Morris International, Inc.	36,900	2,112,156
*Physicians Formula Holdings, Inc.	12,581	48,437
#*Pilgrim’s Pride Corp.	12,408	86,608
*Prestige Brands Holdings, Inc.	65,760	725,990
PriceSmart, Inc.	15,122	551,802
Procter & Gamble Co. (The)	97,417	6,149,935
*Ralcorp Holdings, Inc.	26,251	1,606,561
*Reddy Ice Holdings, Inc.	7,000	24,360
Reliv’ International, Inc.	4,060	9,338
*Revlon, Inc.	13,564	132,113
Reynolds American, Inc.	22,000	699,820
Rocky Mountain Chocolate Factory, Inc.	5,450	55,972
#Ruddick Corp.	22,106	744,972
Safeway, Inc.	29,432	608,948
#Sanderson Farms, Inc.	17,668	726,331
#Sara Lee Corp.	44,300	751,771
Schiff Nutrition International, Inc.	15,671	116,279
*Seneca Foods Corp.	7,532	209,390
*Seneca Foods Corp. Class B	1,251	34,628
*Smart Balance, Inc.	60,982	244,233
*Smithfield Foods, Inc.	142,414	2,835,463
Snyders-Lance, Inc.	18,629	386,365
Spartan Stores, Inc.	21,182	306,927
*Spectrum Brands Holdings, Inc.	4,037	132,333
#*Star Scientific, Inc.	6,056	9,568
Stephan Co. (The)	1,500	3,825
#SUPERVALU, Inc.	91,419	666,445
*Susser Holdings Corp.	16,950	244,419
Tasty Baking Co.	9,339	34,087
*Tofutti Brands, Inc.	799	2,037
#Tootsie Roll Industries, Inc.	21,402	591,979
#*TreeHouse Foods, Inc.	28,836	1,379,803
Tyson Foods, Inc. Class A	135,201	2,224,056
*United Natural Foods, Inc.	24,864	919,968
United-Guardian, Inc.	1,621	23,245
Universal Corp.	24,000	909,360
*USANA Health Sciences, Inc.	4,673	177,200
#Vector Group, Ltd.	13,253	212,181
Village Super Market, Inc.	5,799	182,147
Walgreen Co.	33,877	1,369,986
Wal-Mart Stores, Inc.	50,878	2,852,729
WD-40 Co.	7,236	284,881
Weis Markets, Inc.	23,294	920,812
#*Whole Foods Market, Inc.	6,069	313,828
*Winn-Dixie Stores, Inc.	59,401	378,978

Total Consumer Staples		88,489,448

Energy — (9.8%)
*Abraxas Petroleum Corp.	18,724	89,688

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
Adams Resources & Energy, Inc.	4,037	$100,965
*Allis-Chalmers Energy, Inc.	54,600	413,868
Alon USA Energy, Inc.	36,497	285,042
*Alpha Natural Resources, Inc.	19,528	1,049,239
Anadarko Petroleum Corp.	66,423	5,119,885
Apache Corp.	25,800	3,079,488
*Approach Resources, Inc.	19,248	513,344
Arch Coal, Inc.	18,267	625,645
*Atlas Energy, Inc.	29,615	1,311,944
#*ATP Oil & Gas Corp.	41,600	705,536
*Atwood Oceanics, Inc.	9,214	372,430
Baker Hughes, Inc.	29,739	2,037,419
*Barnwell Industries, Inc.	5,330	39,868
*Basic Energy Services, Inc.	38,789	708,287
Berry Petroleum Corp. Class A	33,301	1,554,158
*Bill Barrett Corp.	38,894	1,593,876
#*BioFuel Energy Corp.	9,998	11,398
● *BioFuel Energy Corp. Depository Shares Series A	25,209	28,738
*Bolt Technology Corp.	7,732	109,949
#*BPZ Resources, Inc.	38,045	218,759
*Brigham Exploration Co.	11,562	342,351
*Bristow Group, Inc.	34,879	1,795,920
*Bronco Drilling Co., Inc.	26,167	181,076
Cabot Oil & Gas Corp.	11,100	462,093
*Cal Dive International, Inc.	88,621	544,133
*Callon Petroleum Co.	8,287	72,180
*Cameron International Corp.	17,238	918,785
#CARBO Ceramics, Inc.	12,100	1,393,436
*Carrizo Oil & Gas, Inc.	8,700	294,495
*Cheniere Energy, Inc.	22,270	162,794
Chesapeake Energy Corp.	76,000	2,244,280
Chevron Corp.	105,731	10,037,044
Cimarex Energy Co.	13,857	1,442,929
*Clayton Williams Energy, Inc.	10,200	904,230
*Complete Production Services, Inc.	67,541	1,887,096
#*Comstock Resources, Inc.	12,200	337,940
*Concho Resources, Inc.	11,600	1,116,500
ConocoPhillips	197,546	14,116,637
Consol Energy, Inc.	800	39,760
*Contango Oil & Gas Co.	13,450	780,100
*Continental Resources, Inc.	487	31,270
*CREDO Petroleum Corp.	9,336	106,524
*Crimson Exploration, Inc.	20,478	87,032
Crosstex Energy, Inc.	49,305	417,120
*CVR Energy, Inc.	67,004	1,160,509
*Dawson Geophysical Co.	7,781	263,076
Delek US Holdings, Inc.	54,500	453,985
*Delta Petroleum Corp.	13,018	9,425
*Denbury Resources, Inc.	188,587	3,837,745
Devon Energy Corp.	28,826	2,556,578
DHT Holdings, Inc.	35,968	183,077
#Diamond Offshore Drilling, Inc.	3,300	236,643
*Double Eagle Petroleum Co.	8,874	69,128
*Dresser-Rand Group, Inc.	11,100	510,156
*Dril-Quip, Inc.	7,700	593,824
*Endeavour International Corp.	13,043	162,777
*Energy Partners, Ltd.	32,471	522,458
*ENGlobal Corp.	25,261	113,927
EOG Resources, Inc.	16,770	1,784,160
*Evolution Petroleum Corp.	14,588	107,514
EXCO Resources, Inc.	27,348	549,148

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#*Exterran Holdings, Inc.	59,483	$1,475,773
Exxon Mobil Corp.	175,029	14,121,340
*FieldPoint Petroleum Corp.	2,286	9,327
*FMC Technologies, Inc.	1,600	150,400
#*Forest Oil Corp.	11,992	465,290
*Frontier Oil Corp.	89,000	1,851,200
*FX Energy, Inc.	19,566	178,051
General Maritime Corp.	40,974	125,380
*Geokinetics, Inc.	13,969	118,876
#*GeoResources, Inc.	18,402	508,631
*Global Industries, Ltd.	89,133	714,401
#*GMX Resources, Inc.	7,500	39,150
#*Goodrich Petroleum Corp.	14,850	315,117
*Gran Tierra Energy, Inc.	2,068	18,674
*Green Plains Renewable Energy, Inc.	31,959	356,343
Gulf Island Fabrication, Inc.	13,107	354,938
*Gulfmark Offshore, Inc.	24,585	945,293
*Gulfport Energy Corp.	25,213	603,599
#*Harvest Natural Resources, Inc.	50,500	561,560
*Helix Energy Solutions Group, Inc.	101,554	1,259,270
Helmerich & Payne, Inc.	22,700	1,333,171
#*Hercules Offshore, Inc.	66,174	219,036
Hess Corp.	38,688	3,254,435
*HKN, Inc.	6,121	20,873
#Holly Corp.	26,117	1,281,561
*Hornbeck Offshore Services, Inc.	24,934	591,933
#Houston American Energy Corp.	2,479	38,747
*Infinity, Inc.	6,600	6,798
*International Coal Group, Inc.	167,988	1,553,889
#*ION Geophysical Corp.	101,128	961,727
#*James River Coal Co.	22,841	513,580
*Key Energy Services, Inc.	116,478	1,550,322
*Kodiak Oil & Gas Corp.	2,900	18,415
#*L&L Energy, Inc.	7,258	61,693
*Lucas Energy, Inc.	11,060	25,217
Lufkin Industries, Inc.	22,062	1,471,977
Marathon Oil Corp.	95,508	4,364,716
Massey Energy Co.	25,363	1,594,318
*Matrix Service Co.	24,474	275,577
*McMoran Exploration Co.	228	3,568
*Mitcham Industries, Inc.	10,465	115,220
Murphy Oil Corp.	13,000	861,900
*Nabors Industries, Ltd.	140,749	3,434,276
National-Oilwell, Inc.	52,347	3,868,443
*Natural Gas Services Group, Inc.	13,910	248,433
*New Concept Energy, Inc.	228	912
*Newfield Exploration Co.	15,700	1,148,769
*Newpark Resources, Inc.	86,694	518,430
Noble Energy, Inc.	12,000	1,093,200
*Northern Oil & Gas, Inc.	5,999	165,392
Occidental Petroleum Corp.	27,100	2,620,028
*Oceaneering International, Inc.	3,600	278,028
*Oil States International, Inc.	33,148	2,246,108
#Overseas Shipholding Group, Inc.	29,609	984,203
*OYO Geospace Corp.	4,609	441,680
Panhandle Oil & Gas, Inc.	7,429	198,726
*Parker Drilling Co.	111,888	485,594
#*Patriot Coal Corp.	56,236	1,471,696
Patterson-UTI Energy, Inc.	127,103	2,966,584
Peabody Energy Corp.	6,800	431,256
Penn Virginia Corp.	36,651	636,994

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#*Petrohawk Energy Corp.	47,240	$947,162
*Petroleum Development Corp.	22,819	1,038,493
*PetroQuest Energy, Inc.	55,200	432,768
*PHI, Inc. Non-Voting	11,903	245,440
*PHI, Inc. Voting	800	18,400
*Pioneer Drilling Co.	53,375	472,902
Pioneer Natural Resources Co.	54,700	5,205,252
*Plains Exploration & Production Co.	69,051	2,444,405
*Pride International, Inc.	83,429	2,711,442
*Pyramid Oil Co.	1,650	10,131
QEP Resources, Inc.	9,200	373,888
*Quicksilver Resources, Inc.	18,305	274,758
Range Resources Corp.	10,900	543,583
*REX American Resources Corp.	14,600	219,876
*Rex Energy Corp.	41,241	496,335
*Rosetta Resources, Inc.	45,496	1,817,565
*Rowan Cos., Inc.	93,148	3,193,113
#*Royale Energy, Inc.	3,000	6,870
#RPC, Inc.	76,125	1,338,278
*SandRidge Energy, Inc.	49,834	370,765
Schlumberger, Ltd.	18,540	1,649,875
SEACOR Holdings, Inc.	19,732	2,085,475
#*Seahawk Drilling, Inc.	4,870	33,822
Ship Finance International, Ltd.	22,870	457,629
SM Energy Co.	31,532	1,960,029
Southern Union Co.	12,700	339,344
*Southwestern Energy Co.	7,400	292,300
Spectra Energy Corp.	4,800	125,904
#*Stone Energy Corp.	39,584	920,328
#*SulphCo, Inc.	2,492	473
Sunoco, Inc.	64,540	2,739,723
*Superior Energy Services, Inc.	42,705	1,499,800
*Swift Energy Corp.	31,670	1,351,042
*Syntroleum Corp.	2,427	3,738
*Teekay Corp.	61,250	2,073,925
*Tesoro Petroleum Corp.	126,718	2,439,322
*Tetra Technologies, Inc.	62,497	709,341
*TGC Industries, Inc.	17,086	78,425
Tidewater, Inc.	46,395	2,760,039
#*Toreador Resources Corp.	11,814	187,606
#*Trico Marine Services, Inc.	16,502	1,815
*Tri-Valley Corp.	5,446	2,342
*Union Drilling, Inc.	23,392	170,762
*Unit Corp.	39,020	1,997,824
#*Uranium Energy Corp.	7,998	41,830
*USEC, Inc.	117,103	649,922
*VAALCO Energy, Inc.	47,587	346,433
Valero Energy Corp.	132,720	3,365,779
#*Venoco, Inc.	13,374	278,982
*Verenium Corp.	1,741	5,275
*Voyager Oil & Gas, Inc.	4,665	21,179
W&T Offshore, Inc.	39,300	799,755
*Warren Resources, Inc.	59,040	329,443
*Western Refining, Inc.	84,806	1,032,937
*Westmoreland Coal Co.	2,720	36,992
*Whiting Petroleum Corp.	20,375	2,572,955
*Willbros Group, Inc.	42,863	512,641
World Fuel Services Corp.	23,040	864,922

Total Energy		197,230,773

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (21.9%)
*1st Constitution Bancorp	2,285	$20,449
1st Source Corp.	22,497	424,068
*1st United Bancorp, Inc.	17,031	111,553
21st Century Holding Co.	6,300	20,916
Abington Bancorp, Inc.	28,638	355,684
Access National Corp.	7,583	51,489
Advance America Cash Advance Centers, Inc.	59,638	364,985
*Affiliated Managers Group, Inc.	3,992	406,505
*Affirmative Insurance Holdings, Inc.	8,781	21,952
Aflac, Inc.	14,759	849,823
*Allegheny Corp.	6,788	2,095,999
*Alliance Bancorp, Inc. of Pennsylvania	3,337	35,873
Alliance Financial Corp.	3,840	114,086
*Allied World Assurance Co. Holdings, Ltd.	41,779	2,520,527
Allstate Corp. (The)	86,740	2,701,084
Alterra Capital Holdings, Ltd.	36,430	785,066
*Altisource Portfolio Solutions SA	11,202	324,634
*Amcore Financial, Inc.	18,053	90
*American Capital, Ltd.	291,512	2,381,653
American Equity Investment Life Holding Co.	55,700	706,276
American Express Co.	15,630	678,029
American Financial Group, Inc.	129,237	4,204,080
*American Independence Corp.	3,056	15,280
*American International Group, Inc.	500	20,175
American National Bankshares, Inc.	5,788	119,059
American National Insurance Co.	21,779	1,815,933
*American River Bankshares	4,439	29,031
*American Safety Insurance Holdings, Ltd.	10,302	206,658
*American Spectrum Realty, Inc.	400	7,300
*AmericanWest Bancorp	8,355	79
Ameriprise Financial, Inc.	52,679	3,247,660
*Ameris Bancorp	22,527	214,682
*AMERISAFE, Inc.	18,400	327,704
*AmeriServe Financial, Inc.	16,785	34,913
AmTrust Financial Services, Inc.	48,850	904,213
#*Anchor Bancorp Wisconsin, Inc.	402	571
#*Ante5, Inc.	4,665	6,204
AON Corp.	15,000	686,100
*Arch Capital Group, Ltd.	23,522	2,075,816
Argo Group International Holdings, Ltd.	30,177	1,074,905
#Arrow Financial Corp.	10,227	231,948
Aspen Insurance Holdings, Ltd.	65,864	1,979,213
*Asset Acceptance Capital Corp.	26,822	162,541
Associated Banc-Corp.	145,740	2,037,445
Assurant, Inc.	52,480	2,058,790
Assured Guaranty, Ltd.	83,333	1,204,995
Asta Funding, Inc.	12,155	93,290
#Astoria Financial Corp.	80,121	1,140,923
*Atlantic American Corp.	5,179	11,290
*Atlantic Coast Federal Corp.	6,197	12,518
Auburn National Bancorporation, Inc.	1,110	22,600
*Avatar Holdings, Inc.	10,237	204,433
Axis Capital Holdings, Ltd.	60,903	2,166,929
*B of I Holding, Inc.	9,498	143,515
Baldwin & Lyons, Inc.	1,056	22,208
Baldwin & Lyons, Inc. Class B	10,011	224,947
BancFirst Corp.	12,659	513,449
Bancorp Rhode Island, Inc.	4,242	127,939
*Bancorp, Inc.	25,716	241,730
#BancorpSouth, Inc.	52,015	813,515
#*BancTrust Financial Group, Inc.	12,317	34,364

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Bank Mutual Corp.	46,438	$205,720
Bank of America Corp.	1,228,804	16,871,479
Bank of Commerce Holdings	4,452	18,476
*Bank of Florida Corp.	7,291	237
*Bank of Granite Corp.	1,987	1,510
#Bank of Hawaii Corp.	6,734	315,623
Bank of Kentucky Financial Corp.	3,989	81,774
#Bank of New York Mellon Corp. (The)	162,318	5,069,191
Bank of the Ozarks, Inc.	14,210	612,877
#*BankAtlantic Bancorp, Inc.	30,620	30,620
BankFinancial Corp.	26,672	243,249
Banner Corp.	15,519	36,625
Bar Harbor Bankshares	3,701	108,106
BB&T Corp.	87,846	2,428,063
BCB Bancorp, Inc.	7,017	75,994
*BCSB Bancorp, Inc.	1,226	14,786
*Beach First National Bancshares, Inc.	900	—
Beacon Federal Bancorp, Inc.	4,276	54,818
*Beneficial Mutual Bancorp, Inc.	55,910	493,685
*Berkshire Bancorp, Inc.	2,025	16,038
Berkshire Hills Bancorp, Inc.	12,957	275,207
#BGC Partners, Inc. Class A	18,265	147,946
BlackRock, Inc.	9,675	1,915,844
*BNCCORP, Inc.	700	1,330
BOK Financial Corp.	12,655	654,010
Boston Private Financial Holdings, Inc.	62,536	419,617
Bridge Bancorp, Inc.	3,297	74,842
*Bridge Capital Holdings	5,519	48,457
Brookline Bancorp, Inc.	59,035	639,349
Brooklyn Federal Bancorp, Inc.	6,039	5,435
Brown & Brown, Inc.	45,700	1,131,532
Bryn Mawr Bank Corp.	9,841	176,941
C&F Financial Corp.	1,767	42,390
*Cadence Financial Corp.	8,374	20,851
Calamos Asset Management, Inc.	18,589	285,899
California First National Bancorp	5,990	85,058
*Camco Financial Corp.	3,400	6,902
Camden National Corp.	7,338	251,180
*Cape Bancorp, Inc.	3,309	33,355
*Capital Bank Corp.	2,758	9,322
Capital City Bank Group, Inc.	15,643	197,884
Capital One Financial Corp.	61,958	2,983,897
Capital Properties, Inc.	154	1,599
●Capital Properties, Inc. Class B	154	—
Capital Southwest Corp.	3,509	342,303
CapitalSource, Inc.	263,826	2,036,737
#*Capitol Bancorp, Ltd.	16,124	4,676
*Capitol Federal Financial, Inc.	16,552	201,769
Cardinal Financial Corp.	29,059	319,649
*Carolina Bank Holdings, Inc.	1,000	3,930
Carrollton Bancorp	627	2,978
#Carver Bancorp, Inc.	500	1,075
#*Cascade Financial Corp.	5,500	3,190
Cash America International, Inc.	24,300	977,589
Cathay General Bancorp	74,272	1,285,648
*CB Richard Ellis Group, Inc.	2,800	62,132
Center Bancorp, Inc.	15,681	141,129
*Center Financial Corp.	36,819	270,620
CenterState Banks of Florida, Inc.	22,201	162,955
Central Bancorp, Inc.	451	6,382
#*Central Pacific Financial Corp.	35,534	55,078

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Central Virginia Bankshares, Inc.	1,374	$2,638
*Centrue Financial Corp.	3,001	2,311
Century Bancorp, Inc. Class A	2,971	80,039
CFS Bancorp, Inc.	1,879	9,996
Charter Financial Corp.	243	2,248
Chemical Financial Corp.	25,493	529,235
*Chicopee Bancorp, Inc.	5,278	76,267
#Chubb Corp.	45,208	2,618,899
#Cincinnati Financial Corp.	97,478	3,123,195
*CIT Group, Inc.	44,423	2,118,533
*Citigroup, Inc.	1,302,877	6,279,867
*Citizens Community Bancorp, Inc.	3,663	18,278
*Citizens First Corp.	1,000	7,575
Citizens Holding Co.	1,557	31,755
*Citizens Republic Bancorp, Inc.	9,559	6,019
Citizens South Banking Corp.	5,800	25,926
*Citizens, Inc.	47,115	335,930
#City Holding Co.	14,539	505,957
#City National Corp.	32,034	1,851,245
CKX Lands, Inc.	1,400	17,465
Clifton Savings Bancorp, Inc.	24,937	285,030
CME Group, Inc.	8,719	2,690,335
*CNA Financial Corp.	130,529	3,507,314
*CNA Surety Corp.	60,376	1,450,835
CNB Financial Corp.	3,546	49,325
*CNO Financial Group, Inc.	236,623	1,497,824
CoBiz Financial, Inc.	33,482	213,615
Codorus Valley Bancorp, Inc.	1,838	18,656
#Cohen & Steers, Inc.	6,225	176,230
*Colonial Financial Services, Inc.	2,094	25,966
*Colony Bankcorp, Inc.	3,099	13,155
Columbia Banking System, Inc.	36,787	739,419
#Comerica, Inc.	87,042	3,325,004
#Commerce Bancshares, Inc.	15,468	636,199
Commercial National Financial Corp.	1,311	25,709
*Commonwealth Bankshares, Inc.	5,988	7,425
#Community Bank System, Inc.	32,393	818,895
*Community Capital Corp.	3,397	8,662
Community Trust Bancorp, Inc.	14,223	411,187
*Community West Bancshares	2,000	8,760
*CompuCredit Holdings Corp.	48,868	295,163
Consolidated-Tokoma Land Co.	5,011	144,567
*Consumer Portfolio Services, Inc.	8,702	10,616
*Cowen Group, Inc.	18,967	85,921
*Cowlitz Bancorporation	55	11
*Crawford & Co. Class A	4,500	12,555
*Crawford & Co. Class B	9,539	35,390
*Credit Acceptance Corp.	11,425	646,084
*Crescent Financial Corp.	4,750	10,878
Cullen Frost Bankers, Inc.	14,614	844,397
#CVB Financial Corp.	83,508	691,446
#Danvers Bancorp, Inc.	19,436	419,040
Delphi Financial Group, Inc. Class A	46,687	1,343,652
Diamond Hill Investment Group, Inc.	900	61,470
Dime Community Bancshares, Inc.	35,346	533,018
Discover Financial Services	102,363	2,107,654
#*Dollar Financial Corp.	20,280	621,176
Donegal Group, Inc. Class A	20,351	263,545
Donegal Group, Inc. Class B	3,762	64,499
*Doral Financial Corp.	15,659	19,417
Duff & Phelps Corp.	11,207	190,071

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*E*Trade Financial Corp.	74,780	$1,238,357
*Eagle Bancorp Montana, Inc.	284	3,195
#East West Bancorp, Inc.	80,667	1,751,281
Eastern Insurance Holdings, Inc.	8,565	111,259
Eastern Virginia Bankshares, Inc.	2,937	13,951
#Eaton Vance Corp.	1,900	57,570
ECB Bancorp, Inc.	1,170	15,830
#*eHealth, Inc.	20,626	249,575
EMC Insurance Group, Inc.	12,118	272,291
Employers Holdings, Inc.	38,659	649,085
*Encore Bancshares, Inc.	9,277	107,428
*Encore Capital Group, Inc.	22,216	505,414
Endurance Specialty Holdings, Ltd.	60,188	2,798,140
*Enstar Group, Ltd.	11,726	970,561
Enterprise Bancorp, Inc.	4,929	70,682
Enterprise Financial Services Corp.	13,544	175,801
Epoch Holding Corp.	7,601	112,951
#Erie Indemnity Co.	10,793	716,871
ESB Financial Corp.	10,790	148,470
ESSA Bancorp, Inc.	17,135	216,415
Evans Bancorp, Inc.	1,990	28,954
Evercore Partners, Inc. Class A	5,577	180,137
Everest Re Group, Ltd.	28,193	2,376,106
*EzCorp, Inc.	25,874	696,011
#F.N.B. Corp.	116,504	1,176,690
*Farmers Capital Bank Corp.	4,778	35,071
FBL Financial Group, Inc. Class A	27,899	775,871
Federal Agricultural Mortgage Corp.	8,629	133,232
Federal Agricultural Mortgage Corp. Class A	364	4,677
#Federated Investors, Inc. Class B	3,300	89,364
Fidelity Bancorp, Inc.	517	3,748
Fidelity National Financial, Inc.	176,110	2,368,680
#*Fidelity Southern Corp.	8,029	67,764
Fifth Third Bancorp	216,905	3,225,377
Financial Institutions, Inc.	10,498	202,926
*First Acceptance Corp.	27,407	50,429
First Advantage Bancorp	2,750	38,500
First American Financial Corp.	48,960	759,370
First Bancorp	15,345	230,635
First Bancorp of Indiana, Inc.	200	2,150
First Bancorp, Inc.	8,478	125,220
*First Bancshares, Inc.	700	4,788
First Bancshares, Inc. (The)	222	2,025
First Busey Corp.	57,280	281,818
First Business Financial Services, Inc.	2,134	26,206
*First California Financial Group, Inc.	4,799	15,213
*First Cash Financial Services, Inc.	10,705	353,158
First Citizens BancShares, Inc.	7,574	1,523,662
First Commonwealth Financial Corp.	97,770	628,661
First Community Bancshares, Inc.	16,040	215,738
*First Defiance Financial Corp.	7,359	96,329
#*First Federal Bancshares of Arkansas, Inc.	6,531	14,956
*First Federal of Northern Michigan Bancorp, Inc.	800	3,152
First Financial Bancorp	48,700	823,030
#First Financial Bankshares, Inc.	11,836	583,752
First Financial Corp.	12,369	389,995
First Financial Holdings, Inc.	14,007	145,113
First Financial Northwest, Inc.	12,698	59,681
*First Financial Service Corp.	1,670	7,665
#*First Horizon National Corp.	152,309	1,725,661
First M&F Corp.	5,935	23,384

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*First Marblehead Corp. (The)	14,664	$32,261
*First Mariner Bancorp, Inc.	1,155	542
First Merchants Corp.	24,115	218,482
First Mercury Financial Corp.	20,455	336,485
First Midwest Bancorp, Inc.	68,166	796,861
#First Niagara Financial Group, Inc.	180,465	2,504,854
#First Pactrust Bancorp, Inc.	3,542	49,305
*First Place Financial Corp.	19,510	55,408
*First Security Group, Inc.	10,394	9,874
First South Bancorp, Inc.	7,807	45,281
#First United Corp.	3,697	15,453
First West Virginia Bancorp, Inc.	766	12,501
Firstbank Corp.	3,472	23,264
*FirstCity Financial Corp.	7,369	57,183
FirstMerit Corp.	44,578	816,669
*Flagstar Bancorp, Inc.	1,720	2,718
Flagstone Reinsurance Holdings SA	68,814	843,660
Flushing Financial Corp.	29,930	426,502
*FNB United Corp.	5,050	2,121
#*Forest City Enterprises, Inc. Class A	36,046	609,538
*Forest City Enterprises, Inc. Class B	7,200	120,744
*Forestar Group, Inc.	25,112	468,590
*Fox Chase Bancorp, Inc.	19,610	241,007
*FPIC Insurance Group, Inc.	13,954	498,995
Franklin Resources, Inc.	4,267	514,814
*Frontier Financial Corp.	1,687	202
Fulton Financial Corp.	156,598	1,616,091
GAINSCO, Inc.	1,497	11,228
Gallagher (Arthur J.) & Co.	11,866	352,183
GAMCO Investors, Inc.	3,757	167,111
*Genworth Financial, Inc.	227,807	3,091,341
German American Bancorp, Inc.	10,812	185,101
GFI Group, Inc.	79,870	408,934
Glacier Bancorp, Inc.	51,480	726,383
*Gleacher & Co., Inc.	50,918	108,201
*Global Indemnity P.L.C.	15,320	305,098
Goldman Sachs Group, Inc. (The)	35,088	5,741,099
Great Southern Bancorp, Inc.	12,928	283,123
#*Greene Bancshares, Inc.	11,638	36,660
#Greenhill & Co., Inc.	3,600	249,912
*Greenlight Capital Re, Ltd.	25,645	724,984
GS Financial Corp.	727	7,270
*Guaranty Bancorp	14,835	21,807
*Guaranty Federal Bancshares, Inc.	1,886	12,919
*Hallmark Financial Services, Inc.	22,381	190,015
Hampden Bancorp, Inc.	3,995	48,539
*Hampton Roads Bankshares, Inc.	6,997	4,548
#Hancock Holding Co.	10,600	347,680
*Hanmi Financial Corp.	27,952	36,757
Hanover Insurance Group, Inc.	50,046	2,367,176
Harleysville Group, Inc.	25,366	896,181
Harleysville Savings Financial Corp.	2,920	43,654
*Harris & Harris Group, Inc.	29,482	150,063
Hartford Financial Services Group, Inc.	99,289	2,758,248
Hawthorn Bancshares, Inc.	1,883	16,646
HCC Insurance Holdings, Inc.	95,176	2,881,929
Heartland Financial USA, Inc.	15,013	253,870
*Heritage Commerce Corp.	12,748	58,386
*Heritage Financial Corp.	9,573	136,415
*Heritage Financial Group, Inc.	4,401	51,052
HF Financial Corp.	4,111	45,509

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*HFF, Inc.	6,127	$77,261
*Hilltop Holdings, Inc.	52,374	513,789
Hingham Institution for Savings	605	30,250
*HMN Financial, Inc.	1,450	3,872
*Home Bancorp, Inc.	3,967	54,745
Home Bancshares, Inc.	22,993	470,437
Home Federal Bancorp, Inc.	18,329	196,487
Homeowners Choice, Inc.	2,814	23,469
HopFed Bancorp, Inc.	2,164	20,342
Horace Mann Educators Corp.	38,703	668,788
Horizon Bancorp	2,239	60,901
#*Horizon Financial Corp.	6,509	15
Hudson City Bancorp, Inc.	123,178	1,352,494
Hudson Valley Holding Corp.	10,515	236,062
Huntington Bancshares, Inc.	204,182	1,478,278
IBERIABANK Corp.	25,226	1,430,819
Independence Holding Co.	13,167	103,888
#*Independent Bank Corp. (45383609)	438	1,345
Independent Bank Corp. (453836108)	20,000	543,600
Indiana Community Bancorp	2,243	36,000
Infinity Property & Casualty Corp.	13,328	796,215
*Integra Bank Corp.	7,122	5,342
Interactive Brokers Group, Inc.	39,789	643,388
*IntercontinentalExchange, Inc.	5,100	614,499
*Intergroup Corp. (The)	235	5,001
#*International Assets Holding Corp.	17,121	400,631
#International Bancshares Corp.	63,854	1,211,310
*Internet Capital Group, Inc.	30,875	376,058
*Intervest Bancshares Corp.	5,400	14,202
Invesco, Ltd.	72,630	1,796,866
*Investment Technology Group, Inc.	27,758	511,580
*Investors Bancorp, Inc.	113,113	1,506,665
*Investors Capital Holdings, Ltd.	4,038	20,190
Investors Title Co.	1,348	43,123
#*Janus Capital Group, Inc.	43,696	564,115
#Jefferies Group, Inc.	22,500	562,725
*Jefferson Bancshares, Inc.	2,270	9,443
JMP Group, Inc.	20,395	152,759
Jones Lang LaSalle, Inc.	6,476	574,033
JPMorgan Chase & Co.	539,281	24,235,288
Kaiser Federal Financial Group, Inc.	8,375	99,998
KBW, Inc.	20,464	547,412
Kearny Financial Corp.	56,045	522,339
Kentucky First Federal Bancorp	2,320	21,576
KeyCorp	428,503	3,813,677
*Knight Capital Group, Inc.	52,168	723,048
Lake Shore Bancorp, Inc.	235	2,244
Lakeland Bancorp, Inc.	24,944	239,959
Lakeland Financial Corp.	16,387	337,244
Landmark Bancorp, Inc.	1,734	28,559
Legacy Bancorp, Inc.	7,323	95,199
Legg Mason, Inc.	75,470	2,500,321
#Leucadia National Corp.	18,811	611,734
#Life Partners Holdings, Inc.	8,064	83,220
Lincoln National Corp.	152,570	4,400,119
LNB Bancorp, Inc.	7,746	40,899
Loews Corp.	67,067	2,686,033
*Louisiana Bancorp, Inc.	2,900	42,775
*LSB Financial Corp.	426	6,462
M&T Bank Corp.	27,675	2,393,057
#*Macatawa Bank Corp.	14,876	63,967

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Magyar Bancorp, Inc.	1,971	$8,180
Maiden Holdings, Ltd.	39,518	316,144
MainSource Financial Group, Inc.	19,290	175,250
Malvern Federal Bancorp, Inc.	100	800
*Markel Corp.	2,316	932,190
MarketAxess Holdings, Inc.	31,222	628,499
*Marlin Business Services Corp.	11,982	156,485
Marsh & McLennan Cos., Inc.	24,200	674,696
Marshall & Ilsley Corp.	267,580	1,870,384
*Maui Land & Pineapple Co., Inc.	4,186	20,302
Mayflower Bancorp, Inc.	500	4,475
MB Financial, Inc.	43,940	863,860
#*MBIA, Inc.	250,743	2,682,950
#*MBT Financial Corp.	9,522	17,616
MCG Capital Corp.	72,067	490,056
Meadowbrook Insurance Group, Inc.	73,592	698,388
Medallion Financial Corp.	17,364	135,960
#*Mercantile Bancorp, Inc.	3,683	4,125
Mercantile Bank Corp.	6,767	61,783
Mercer Insurance Group, Inc.	4,934	138,399
Merchants Bancshares, Inc.	6,250	171,688
Mercury General Corp.	40,427	1,716,126
*Meridian Interstate Bancorp, Inc.	13,965	170,373
Meta Financial Group, Inc.	1,787	26,930
MetLife, Inc.	123,995	5,675,251
*Metro Bancorp, Inc.	11,263	135,494
*MetroCorp Bancshares, Inc.	5,373	21,223
*MF Global Holdings, Ltd.	127,866	1,058,730
#*MGIC Investment Corp.	128,609	1,079,030
MicroFinancial, Inc.	8,337	34,599
*Mid Penn Bancorp, Inc.	536	5,494
MidSouth Bancorp, Inc.	7,941	106,568
*Midwest Banc Holdings, Inc.	11,394	114
MidWestOne Financial Group, Inc.	6,846	96,323
Montpelier Re Holdings, Ltd.	64,912	1,288,503
Morgan Stanley	175,981	5,173,841
MSB Financial Corp.	600	3,600
*MSCI, Inc.	252	8,626
MutualFirst Financial, Inc.	4,342	44,506
*Nara Bancorp, Inc.	36,200	353,312
*NASDAQ OMX Group, Inc. (The)	97,616	2,389,640
*National Financial Partners Corp.	42,000	532,560
National Interstate Corp.	17,919	376,657
National Penn Bancshares, Inc.	125,458	1,023,737
National Security Group, Inc.	147	1,754
National Western Life Insurance Co. Class A	2,113	365,507
Naugatuck Valley Financial Corp.	219	1,927
*Navigators Group, Inc. (The)	16,889	826,548
NBT Bancorp, Inc.	29,687	688,145
Nelnet, Inc. Class A	35,355	792,659
*New Century Bancorp, Inc.	2,187	11,001
New England Bancshares, Inc.	4,009	37,685
New Hampshire Thrift Bancshares, Inc.	4,481	58,925
New Westfield Financial, Inc.	30,443	258,157
#New York Community Bancorp, Inc.	106,298	1,947,379
NewAlliance Bancshares, Inc.	97,464	1,457,087
*NewBridge Bancorp	11,778	59,950
*Newport Bancorp, Inc.	641	8,038
*NewStar Financial, Inc.	44,244	428,724
*North Valley Bancorp	360	3,305
*Northeast Bancorp	118	1,811

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Northeast Community Bancorp, Inc.	9,004	$56,185
#Northern Trust Corp.	15,111	785,470
#Northfield Bancorp, Inc.	34,865	452,199
Northrim Bancorp, Inc.	5,079	95,688
Northwest Bancshares, Inc.	103,211	1,209,117
Norwood Financial Corp.	1,492	40,597
NYSE Euronext, Inc.	132,257	4,207,095
Ocean Shore Holding Co.	6,104	73,553
OceanFirst Financial Corp.	17,691	245,020
*Ocwen Financial Corp.	86,655	875,216
Ohio Valley Banc Corp.	1,494	29,820
Old National Bancorp	82,434	884,517
Old Republic International Corp.	214,929	2,628,582
Old Second Bancorp, Inc.	11,059	17,363
OneBeacon Insurance Group, Ltd.	25,045	344,369
Oppenheimer Holdings, Inc. Class A	5,509	143,785
optionsXpress Holdings, Inc.	18,154	269,768
Oriental Financial Group, Inc.	20,933	247,428
Oritani Financial Corp.	54,111	648,791
Osage Bancshares, Inc.	1,700	13,472
#*PAB Bankshares, Inc.	2,754	1,460
*Pacific Capital Bancorp	2,778	77,867
Pacific Continental Corp.	16,790	170,418
#*Pacific Mercantile Bancorp	8,508	32,671
*Pacific Premier Bancorp, Inc.	3,721	24,819
#PacWest Bancorp	29,700	585,981
*Park Bancorp, Inc.	200	781
Park National Corp.	12,492	813,479
Parkvale Financial Corp.	4,512	48,504
PartnerRe, Ltd.	37,797	3,094,818
#*Patriot National Bancorp	1,500	3,750
Peapack-Gladstone Financial Corp.	7,635	103,989
Penns Woods Bancorp, Inc.	3,642	141,710
*Penson Worldwide, Inc.	22,765	108,361
Peoples Bancorp of North Carolina	3,297	21,002
Peoples Bancorp, Inc. (709788202)	1,500	23,400
Peoples Bancorp, Inc. (709789101)	9,895	134,473
People’s United Financial, Inc.	165,887	2,141,601
#*PHH Corp.	51,574	1,232,103
#*Phoenix Cos., Inc. (The)	153,004	391,690
*PICO Holdings, Inc.	20,383	631,465
Pinnacle Bancshares, Inc.	200	1,860
#*Pinnacle Financial Partners, Inc.	24,473	336,748
*Piper Jaffray Cos., Inc.	19,316	807,409
*Platinum Underwriters Holdings, Ltd.	36,481	1,612,460
*PMI Group, Inc. (The)	87,590	254,887
PNC Financial Services Group, Inc.	51,058	3,063,480
*Popular, Inc.	246,102	789,987
Porter Bancorp, Inc.	6,860	65,033
#*Portfolio Recovery Associates, Inc.	11,589	836,030
*Preferred Bank	8,100	14,904
Premier Financial Bancorp, Inc.	3,185	20,320
Presidential Life Corp.	5,366	50,870
*Primus Guaranty, Ltd.	16,552	79,284
#*Princeton National Bancorp, Inc.	2,474	11,084
#Principal Financial Group, Inc.	154,218	5,053,724
PrivateBancorp, Inc.	46,329	712,077
*ProAssurance Corp.	26,388	1,548,184
Progressive Corp.	23,767	470,824
Prosperity Bancshares, Inc.	42,115	1,703,552
Protective Life Corp.	72,213	1,990,912

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Providence Community Bancshares, Inc.	300	$312
Provident Financial Holdings, Inc.	9,500	73,625
Provident Financial Services, Inc.	58,108	851,282
Provident New York Bancorp	42,292	394,584
Prudential Bancorp, Inc. of Pennsylvania	5,398	37,408
Prudential Financial, Inc.	60,934	3,748,050
*PSB Holdings, Inc.	3,252	16,065
#Pulaski Financial Corp.	10,937	81,153
Pzena Investment Management, Inc. Class A	2,844	19,567
QC Holdings, Inc.	11,659	47,685
QCR Holdings, Inc.	243	1,883
Radian Group, Inc.	128,091	919,693
Raymond James Financial, Inc.	30,108	1,090,512
Regions Financial Corp.	574,455	4,078,630
Reinsurance Group of America, Inc.	59,129	3,403,465
RenaissanceRe Holdings, Ltd.	42,786	2,807,617
Renasant Corp.	25,167	392,354
Republic Bancorp, Inc. Class A	15,837	302,328
*Republic First Bancorp, Inc.	9,638	30,649
Resource America, Inc.	17,192	117,937
*Riverview Bancorp, Inc.	6,073	18,766
#RLI Corp.	20,135	1,084,672
#Rockville Financial, Inc.	17,387	257,675
*Rodman & Renshaw Capital Group, Inc.	14,000	30,520
Roma Financial Corp.	25,930	263,967
Rome Bancorp, Inc.	5,957	70,173
#*Royal Bancshares of Pennsylvania, Inc. Class A	6,447	11,153
*Rurban Financial Corp.	3,194	11,658
S&T Bancorp, Inc.	25,180	550,183
S.Y. Bancorp, Inc.	11,528	281,226
*Safeguard Scientifics, Inc.	19,953	328,227
Safety Insurance Group, Inc.	16,093	765,866
Salisbury Bancorp, Inc.	856	23,112
Sanders Morris Harris Group, Inc.	23,806	165,214
Sandy Spring Bancorp, Inc.	22,364	429,389
Savannah Bancorp, Inc. (The)	2,781	20,802
SCBT Financial Corp.	11,802	367,278
SeaBright Holdings, Inc.	19,615	190,462
*Seacoast Banking Corp. of Florida	24,205	41,148
*Security National Financial Corp. Class A	1,940	3,881
SEI Investments Co.	12,500	289,375
Selective Insurance Group, Inc.	50,742	902,193
Shore Bancshares, Inc.	4,929	47,466
*SI Financial Group, Inc.	2,506	22,805
*Siebert Financial Corp.	9,393	16,860
Sierra Bancorp	10,212	110,187
*Signature Bank	17,500	914,200
Simmons First National Corp.	16,203	450,281
*SLM Corp.	30,766	443,338
Somerset Hills Bancorp	1,593	15,054
South Street Financial Corp.	400	2,300
*Southcoast Financial Corp.	3,941	11,626
*Southern Community Financial Corp.	7,908	13,444
*Southern Connecticut Bancorp, Inc.	700	3,052
*Southern First Bancshares, Inc.	2,089	16,732
Southern Missouri Bancorp, Inc.	703	13,315
*Southern National Bancorp of Virginia, Inc.	712	5,390
Southside Bancshares, Inc.	15,480	331,582
*Southwest Bancorp, Inc.	17,597	240,903
Southwest Georgia Financial Corp.	1,854	21,784
#*St. Joe Co. (The)	5,117	140,257

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
StanCorp Financial Group, Inc.	38,703	$1,726,541
State Auto Financial Corp.	38,579	588,330
State Bancorp, Inc.	14,127	134,913
State Street Corp.	29,249	1,366,513
StellarOne Corp.	21,589	313,688
Sterling Bancorp	27,658	270,772
Sterling Bancshares, Inc.	95,024	842,863
*Sterling Financial Corp.	211	3,760
#Stewart Information Services Corp.	16,791	191,585
#*Stifel Financial Corp.	13,063	838,122
*Stratus Properties, Inc.	6,255	60,173
#Suffolk Bancorp	7,941	166,523
Summit State Bank	961	6,170
*Sun Bancorp, Inc.	24,605	101,865
SunTrust Banks, Inc.	67,815	2,063,610
#*Superior Bancorp	4,784	3,349
Susquehanna Bancshares, Inc.	109,208	1,044,028
*Sussex Bancorp	1,140	6,829
*SVB Financial Group	20,541	1,077,786
SWS Group, Inc.	23,777	111,276
#Synovus Financial Corp.	401,697	1,060,480
T. Rowe Price Group, Inc.	5,200	342,784
*Taylor Capital Group, Inc.	12,956	133,058
#TCF Financial Corp.	49,539	740,113
#TD Ameritrade Holding Corp.	34,263	699,650
Teche Holding Co.	1,286	46,618
*Tejon Ranch Co.	11,195	294,652
*Tennessee Commerce Bancorp, Inc.	2,100	10,521
Territorial Bancorp, Inc.	11,322	218,401
#*Teton Advisors, Inc.	39	468
*Texas Capital Bancshares, Inc.	30,900	753,651
TF Financial Corp.	1,506	34,111
TFS Financial Corp.	21,163	206,339
*Thomas Properties Group, Inc.	53,749	204,246
*TIB Financial Corp.	212	3,901
*Tidelands Bancshares, Inc.	2,183	2,641
*TierOne Corp.	4,800	19
Timberland Bancorp, Inc.	3,941	18,207
Tompkins Financial Corp.	9,828	400,491
Torchmark Corp.	38,500	2,398,550
Tower Bancorp, Inc.	4,690	106,135
*Tower Financial Corp.	1,049	9,263
#Tower Group, Inc.	39,701	1,033,814
TowneBank	24,285	361,846
*TradeStation Group, Inc.	38,394	267,606
Transatlantic Holdings, Inc.	48,654	2,503,248
Travelers Cos., Inc. (The)	73,100	4,112,606
*Tree.com, Inc.	9,224	77,758
#TriCo Bancshares	14,471	219,525
Trustco Bank Corp.	55,083	329,672
Trustmark Corp.	52,600	1,261,874
U.S. Bancorp	98,003	2,646,081
UMB Financial Corp.	33,466	1,360,393
Umpqua Holdings Corp.	86,930	953,622
Union Bankshares, Inc.	1,791	32,328
Union First Market Bankshares Corp.	19,558	238,999
United Bancshares, Inc. (909458101)	2,040	20,216
United Bancshares, Inc. (909907107)	35,918	1,012,888
United Community Bancorp	1,512	11,287
*United Community Banks, Inc.	30,595	52,012
*United Community Financial Corp.	7,148	11,008

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
United Financial Bancorp, Inc.	17,480	$267,968
United Fire & Casualty Co.	30,811	617,606
*United PanAm Financial Corp.	8,400	58,212
United Security Bancshares, Inc. (911459105)	600	6,588
*United Security Bancshares, Inc. (911460103)	9,475	33,162
● *United Western Bancorp, Inc.	6,044	2,297
Unitrin, Inc.	67,798	1,824,444
*Unity Bancorp, Inc.	5,781	39,166
Universal Insurance Holdings, Inc.	39,088	211,857
Univest Corp. of Pennsylvania	16,318	281,241
Unum Group	203,475	5,074,666
Validus Holdings, Ltd.	69,954	2,126,602
#Valley National Bancorp	37,009	500,732
ViewPoint Financial Group	29,977	379,958
*Virginia Commerce Bancorp, Inc.	25,017	150,352
*Virtus Investment Partners, Inc.	595	28,721
VIST Financial Corp.	3,772	31,308
VSB Bancorp, Inc.	90	1,068
#*Waccamaw Bankshares, Inc.	1,170	1,755
Waddell & Reed Financial, Inc.	6,316	228,134
Washington Banking Co.	14,908	203,494
Washington Federal, Inc.	94,812	1,639,299
Washington Trust Bancorp, Inc.	14,993	299,860
*Waterstone Financial, Inc.	24,001	64,803
Wayne Savings Bancshares, Inc.	1,484	14,053
Webster Financial Corp.	69,681	1,594,301
Wells Fargo & Co.	359,913	11,668,379
WesBanco, Inc.	24,896	469,290
Wesco Financial Corp.	3,952	1,485,122
West Bancorporation, Inc.	16,775	120,361
*West Coast Bancorp	34,077	110,750
Westamerica Bancorporation	7,786	389,300
*Western Alliance Bancorp	35,035	262,762
Westwood Holdings Group, Inc.	2,440	86,986
White Mountains Insurance Group, Ltd.	7,031	2,390,540
White River Capital, Inc.	2,433	42,723
Whitney Holding Corp.	80,717	1,074,343
Wilber Corp.	7,602	71,307
Wilmington Trust Corp.	38,512	168,683
Wilshire Bancorp, Inc.	27,788	178,399
Wintrust Financial Corp.	23,599	776,643
*World Acceptance Corp.	13,047	732,720
WR Berkley Corp.	76,900	2,172,425
*WSB Holdings, Inc.	4,002	11,806
WSFS Financial Corp.	600	26,940
WVS Financial Corp.	1,627	14,545
Xl Group P.L.C.	153,497	3,518,151
*Yadkin Valley Financial Corp.	10,500	28,980
#Zions Bancorporation	116,404	2,744,806
*ZipRealty, Inc.	17,056	45,710

Total Financials		438,177,793

Health Care — (7.4%)
*A.D.A.M., Inc.	5,489	38,368
*Abaxis, Inc.	5,898	155,412
*ABIOMED, Inc.	36,148	354,250
*Acadia Pharmaceuticals, Inc.	5,108	8,684
*Accelr8 Technology Corp.	2,200	2,860
*Accelrys, Inc.	53,447	439,334
*Accuray, Inc.	49,702	425,449
*Achillion Pharmaceuticals, Inc.	4,602	20,479

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Adcare Health Systems, Inc.	2,564	$11,230
*Adolor Corp.	14,091	19,868
*ADVENTRX Pharmaceuticals, Inc.	8,364	19,321
Aetna, Inc.	46,123	1,519,292
*Affymax, Inc.	20,751	138,202
*Affymetrix, Inc.	58,927	285,796
*Air Methods Corp.	11,532	590,900
*Akorn, Inc.	22,086	110,430
*Albany Molecular Research, Inc.	23,232	115,928
#*Alere, Inc.	41,012	1,606,440
*Alexion Pharmaceuticals, Inc.	5,000	419,100
#*Alexza Pharmaceuticals, Inc.	17,836	25,327
#*Align Technology, Inc.	23,759	494,900
*Alkermes, Inc.	55,223	712,929
*Alliance HealthCare Services, Inc.	12,060	50,531
*Allied Healthcare International, Inc.	40,893	98,961
*Allied Healthcare Products, Inc.	2,858	12,061
*Allos Therapeutics, Inc.	21,300	71,568
*Allscripts Healthcare Solutions, Inc.	24,959	526,884
*Almost Family, Inc.	7,889	263,414
#*Alnylam Pharmaceuticals, Inc.	4,806	49,622
*Alphatec Holdings, Inc.	25,359	61,115
*AMAG Pharmaceuticals, Inc.	1,450	25,810
#*Amedisys, Inc.	5,864	199,904
America Services Group, Inc.	6,697	112,978
*American Dental Partners, Inc.	14,232	180,889
*American Medical Systems Holdings, Inc.	45,632	890,737
*American Shared Hospital Services	900	2,889
#*AMERIGROUP Corp.	35,600	1,864,372
AmerisourceBergen Corp.	26,400	946,704
*Amgen, Inc.	33,570	1,849,036
*Amicus Therapeutics, Inc.	5,821	33,121
*AMN Healthcare Services, Inc.	29,942	173,664
*Amsurg Corp.	27,992	589,791
#*Amylin Pharmaceuticals, Inc.	4,997	80,851
*Anadys Pharmaceuticals, Inc.	7,543	9,429
Analogic Corp.	10,990	561,259
*AngioDynamics, Inc.	25,906	419,548
*Anika Therapeutics, Inc.	11,615	81,189
*Animal Health International, Inc.	4,027	11,155
*ARCA Biopharma, Inc.	4,610	14,568
*Arcadia Resources, Inc.	7,300	2,190
*Ardea Biosciences, Inc.	3,061	81,178
#*Arena Pharmaceuticals, Inc.	52,600	83,108
#*Ariad Pharmaceuticals, Inc.	111,200	708,900
*Arqule, Inc.	28,700	175,931
*Array BioPharma, Inc.	13,395	38,845
Arrhythmia Research Technology, Inc.	600	3,336
*ArthroCare Corp.	8,441	236,264
*ARYx Therapeutics, Inc.	3,600	1,259
*Assisted Living Concepts, Inc.	11,210	369,033
#*athenahealth, Inc.	210	9,017
*AtriCure, Inc.	5,776	63,536
Atrion Corp.	1,671	280,160
*AVANIR Pharmaceuticals, Inc.	7,687	31,132
Bard (C.R.), Inc.	4,262	402,120
Beckman Coulter, Inc.	4,700	338,447
*Bioanalytical Systems, Inc.	1,915	4,194
*BioClinica, Inc.	14,837	66,618
*BioCryst Pharmaceuticals, Inc.	22,476	92,601
*Biodel, Inc.	17,233	38,257

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Biogen Idec, Inc.	8,870	$580,719
#*BioMarin Pharmaceutical, Inc.	7,300	185,566
*BioMimetic Therapeutics, Inc.	9,906	128,481
*Bio-Rad Laboratories, Inc. Class A	5,300	577,064
*Bio-Rad Laboratories, Inc. Class B	1,200	130,902
*Bio-Reference Labs, Inc.	8,542	197,235
*BioScrip, Inc.	28,532	147,796
*BioSpecifics Technologies Corp.	1,400	32,494
*BMP Sunstone Corp.	21,336	212,080
*Boston Scientific Corp.	271,971	1,898,358
#*Bovie Medical Corp.	8,522	25,992
#Bristol-Myers Squibb Co.	13,898	349,952
*Brookdale Senior Living, Inc.	45,523	994,678
*Bruker BioSciences Corp.	13,400	234,500
#*BSD Medical Corp.	4,900	21,315
#*Cadence Pharmaceuticals, Inc.	8,563	66,492
*Caliper Life Sciences, Inc.	26,454	170,364
*Cambrex Corp.	26,899	122,659
Cantel Medical Corp.	16,500	351,285
*Capital Senior Living Corp.	25,798	176,200
*Capstone Therapeutics Corp.	2,900	1,502
*Caraco Pharmaceutical Laboratories, Ltd.	25,359	119,948
Cardinal Health, Inc.	18,435	765,237
*Cardiovascular Systems, Inc.	1,258	14,870
*CareFusion Corp.	105,599	2,717,062
*CAS Medical Systems, Inc.	415	1,374
*Catalyst Health Solutions, Inc.	6,150	266,910
*Celera Corp.	79,595	492,295
*Celgene Corp.	1,944	100,174
#*Celldex Therapeutics, Inc.	3,690	13,653
#*Celsion Corp.	1,900	4,902
*Centene Corp.	42,337	1,173,582
#*Cephalon, Inc.	5,421	320,273
#*Cepheid, Inc.	4,496	106,825
#*Cerner Corp.	2,700	266,895
*Charles River Laboratories International, Inc.	12,542	480,986
Chemed Corp.	13,268	825,668
*Cigna Corp.	10,100	424,402
#*Clinical Data, Inc.	4,537	134,930
*Codexis, Inc.	7,711	69,630
*CombiMatrix Corp.	5,505	14,974
*Community Health Systems, Inc.	23,201	814,819
Computer Programs & Systems, Inc.	3,167	164,367
#*Conceptus, Inc.	6,200	83,731
*CONMED Corp.	27,500	718,025
*Conmed Healthcare Management, Inc.	498	1,604
*Continucare Corp.	57,122	232,487
#Cooper Cos., Inc.	36,590	2,098,071
*Cornerstone Therapeutics, Inc.	1,700	9,894
*Corvel Corp.	6,849	345,738
#*Covance, Inc.	3,251	183,291
*Coventry Health Care, Inc.	91,779	2,750,617
#Covidien P.L.C.	11,012	522,740
*CPEX Pharmaceuticals, Inc.	930	25,064
*Cross Country Healthcare, Inc.	24,189	174,161
*CryoLife, Inc.	26,321	133,447
*Cubist Pharmaceuticals, Inc.	34,466	756,184
*Cumberland Pharmaceuticals, Inc.	3,969	24,608
*Cutera, Inc.	12,442	101,776
*Cyberonics, Inc.	6,029	197,450
*Cynosure, Inc. Class A	8,824	96,314

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Cytokinetics, Inc.	54,657	$103,848
#*Cytori Therapeutics, Inc.	12,399	67,947
*DaVita, Inc.	7,338	541,911
Daxor Corp.	4,092	38,751
*Dendreon Corp.	18,191	637,413
#DENTSPLY International, Inc.	10,234	363,102
*DepoMed, Inc.	16,700	139,946
*DexCom, Inc.	19,950	281,395
*Digirad Corp.	16,700	37,742
*Dionex Corp.	3,707	437,352
*Durect Corp.	23,066	71,966
*DUSA Pharmaceuticals, Inc.	4,400	14,080
*Dyax Corp.	30,347	57,659
*Dynacq Healthcare, Inc.	2,433	5,426
*Edwards Lifesciences Corp.	12,200	1,028,338
*Emdeon, Inc. Class A	20,982	308,226
*Emergency Medical Services Corp. Class A	3,700	249,750
*Emergent BioSolutions, Inc.	21,390	454,324
#*Emeritus Corp.	28,296	540,454
*Encision, Inc.	800	1,000
*Endo Pharmaceuticals Holdings, Inc.	4,086	135,737
●*Endo Pharmaceuticals Solutions	21,829	24,012
*Endologix, Inc.	20,311	118,413
Ensign Group, Inc.	17,617	425,627
*Entremed, Inc.	63	328
*Enzo Biochem, Inc.	34,800	172,608
*Enzon Pharmaceuticals, Inc.	33,284	372,781
*eResearch Technology, Inc.	38,743	249,117
*Exact Sciences Corp.	5,900	33,276
*Exactech, Inc.	12,451	207,807
#*Exelixis, Inc.	27,916	242,032
*Five Star Quality Care, Inc.	32,765	205,109
*Forest Laboratories, Inc.	9,100	293,566
*Fresenius Kabi Pharmaceuticals Holding, Inc.	20,127	1,028
*Furiex Pharmaceuticals, Inc.	450	7,515
*Genomic Health, Inc.	6,185	137,740
*Genoptix, Inc.	1,500	37,440
*Gen-Probe, Inc.	4,037	253,887
*Gentiva Health Services, Inc.	33,575	772,896
*Genzyme Corp.	7,700	564,795
*Geron Corp.	39,340	192,766
*Greatbatch, Inc.	22,364	526,672
*GTx, Inc.	6,400	18,304
*Haemonetics Corp.	14,394	854,140
#*Halozyme Therapeutics, Inc.	14,525	96,882
*Hanger Orthopedic Group, Inc.	28,295	581,462
#*Hansen Medical, Inc.	6,681	10,756
*Harvard Bioscience, Inc.	35,325	150,484
*Health Management Associates, Inc.	1,620	14,742
*Health Net, Inc.	53,129	1,515,770
*HealthSouth Corp.	17,216	389,426
*HealthSpring, Inc.	52,420	1,593,044
*HealthStream, Inc.	17,632	122,719
*Healthways, Inc.	27,301	326,793
*HeartWare International, Inc.	350	32,554
#*Helicos BioSciences Corp.	3,818	535
*Hemispherx Biopharma, Inc.	3,300	1,626
*Henry Schein, Inc.	8,644	567,565
Hill-Rom Holdings, Inc.	35,996	1,456,758
*Hi-Tech Pharmacal Co., Inc.	10,871	248,076
*HMS Holdings Corp.	5,585	359,339

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Hologic, Inc.	128,165	$2,553,047
*Hooper Holmes, Inc.	6,931	5,614
*Hospira, Inc.	11,600	640,668
*Humana, Inc.	19,973	1,157,835
*ICU Medical, Inc.	13,800	539,028
*Idenix Pharmaceuticals, Inc.	18,945	84,116
*Idera Pharmaceuticals, Inc.	5,955	16,793
*IDEXX Laboratories, Inc.	1,200	86,040
#*Illumina, Inc.	9,020	625,447
*Immucor, Inc.	16,350	323,240
*ImmunoGen, Inc.	6,212	51,311
#*Immunomedics, Inc.	19,800	64,746
*Impax Laboratories, Inc.	19,370	449,771
#*Incyte Corp.	12,963	191,075
*Infinity Pharmaceuticals, Inc.	22,919	129,722
#*Inspire Pharmaceuticals, Inc.	16,400	64,780
*Insulet Corp.	5,194	88,454
*Integra LifeSciences Holdings Corp.	16,000	742,080
*IntegraMed America, Inc.	8,182	78,056
*Interleukin Genetics, Inc.	2,100	672
*InterMune, Inc.	1,088	40,659
#*Intuitive Surgical, Inc.	1,500	484,365
Invacare Corp.	30,200	834,728
*IPC The Hospitalist Co.	5,757	213,757
*Iridex Corp.	1,860	7,477
*IRIS International, Inc.	14,315	141,575
*Isis Pharmaceuticals, Inc.	778	7,080
*IsoRay, Inc.	7,600	9,804
*ISTA Pharmaceuticals, Inc.	10,589	60,040
*Jazz Pharmaceuticals, Inc.	7,093	158,599
Johnson & Johnson	6,589	393,825
*Kendle International, Inc.	11,983	136,127
*Kensey Nash Corp.	9,515	230,263
*Keryx Biopharmaceuticals, Inc.	7,718	30,872
Kewaunee Scientific Corp.	1,724	23,653
*Kindred Healthcare, Inc.	26,021	486,853
*Kinetic Concepts, Inc.	8,192	377,897
*King Pharmaceuticals, Inc.	239,100	3,404,784
*K-V Pharmaceutical Co.	31,749	51,116
*K-V Pharmaceutical Co. Class B	3,668	6,052
#*Laboratory Corp. of America Holdings	3,947	354,875
Landauer, Inc.	2,300	133,515
*Lannet Co., Inc.	25,882	135,363
*LCA-Vision, Inc.	14,681	99,390
*LeMaitre Vascular, Inc.	10,089	70,825
#*Lexicon Pharmaceuticals, Inc.	99,460	168,087
*LHC Group, Inc.	8,170	217,322
*Life Technologies Corp.	17,891	971,302
*LifePoint Hospitals, Inc.	50,981	1,794,531
*Ligand Pharmaceuticals, Inc. Class B	1,732	15,068
Lincare Holdings, Inc.	22,050	596,452
*Luminex Corp.	8,345	141,698
*Luna Innovations, Inc.	3,800	7,372
*Magellan Health Services, Inc.	28,259	1,368,018
#*Mannkind Corp.	10,066	48,015
*MAP Pharmaceuticals, Inc.	2,355	36,208
*Martek Biosciences Corp.	30,164	947,451
*Matrixx Initiatives, Inc.	7,197	57,504
Maxygen, Inc.	41,232	163,691
McKesson Corp.	9,400	706,598
*MedAssets, Inc.	10,520	206,508

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*MedCath Corp.	19,633	$262,886
*Medco Health Solutions, Inc.	12,000	732,240
*Medical Action Industries, Inc.	17,432	141,199
*Medicines Co. (The)	30,604	479,871
*MediciNova, Inc.	3,758	18,752
Medicis Pharmaceutical Corp. Class A	46,943	1,193,760
*Medidata Solutions, Inc.	3,851	96,082
*Medivation, Inc.	855	12,038
*Mednax, Inc.	5,646	373,483
MedQuist, Inc.	27,252	253,989
MEDTOX Scientific, Inc.	7,796	105,012
Merck & Co., Inc.	79,646	2,641,858
*Merge Healthcare, Inc.	16,908	72,366
Meridian Bioscience, Inc.	7,080	155,335
*Merit Medical Systems, Inc.	26,250	387,712
#*Metabolix, Inc.	3,438	30,426
*Metropolitan Health Networks, Inc.	22,495	103,027
*Micromet, Inc.	12,920	83,076
*Misonix, Inc.	1,186	2,781
*Molecular Insight Pharmaceuticals, Inc.	467	68
*Molina Healthcare, Inc.	25,800	791,028
*MWI Veterinary Supply, Inc.	6,977	433,690
*Mylan, Inc.	12,899	298,741
*Myrexis, Inc.	14,488	56,938
*Myriad Genetics, Inc.	7,600	151,696
*Nabi Biopharmaceuticals	43,281	242,374
*Nanosphere, Inc.	19,664	71,970
National Healthcare Corp.	11,550	511,318
National Research Corp.	3,538	106,494
*Natus Medical, Inc.	32,869	495,007
#*Nektar Therapeutics	1,617	18,127
*Neogen Corp.	9,514	342,123
*Neurocrine Biosciences, Inc.	15,279	112,759
*NeurogesX, Inc.	3,642	19,193
#*Neurometrix, Inc.	5,148	2,832
*NovaMed, Inc.	7,448	97,420
*Novavax, Inc.	28,152	60,808
*NPS Pharmaceuticals, Inc.	14,268	142,751
*NuVasive, Inc.	3,690	103,117
*NxStage Medical, Inc.	31,340	753,414
*Obagi Medical Products, Inc.	12,043	127,897
Omnicare, Inc.	93,081	2,412,660
*Omnicell, Inc.	31,988	445,753
*OncoGenex Pharmaceutical, Inc.	350	5,548
*Oncothyreon, Inc.	8,300	25,647
#*Onyx Pharmaceuticals, Inc.	6,700	236,410
#*Opko Health, Inc.	2,600	10,140
#*Optimer Pharmaceuticals, Inc.	5,131	56,441
*OraSure Technologies, Inc.	51,704	334,525
*Orexigen Therapeutics, Inc.	11,205	101,853
*Orthovita, Inc.	32,592	66,977
*Osiris Therapeutics, Inc.	6,952	45,953
Owens & Minor, Inc.	11,210	331,031
#*OXiGENE, Inc.	5,200	1,040
*Pain Therapeutics, Inc.	34,082	210,968
*Palomar Medical Technologies, Inc.	19,421	288,596
*Par Pharmaceutical Cos., Inc.	35,904	1,282,491
*Parexel International Corp.	27,700	642,917
Patterson Cos., Inc.	8,333	275,489
*PDI, Inc.	12,744	102,908
PDL BioPharma, Inc.	32,805	162,057

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
PerkinElmer, Inc.	52,240	$1,336,299
*Pernix Therapeutics Holdings, Inc.	2,295	25,222
#Perrigo Co.	9,800	712,852
Pfizer, Inc.	481,816	8,778,688
Pharmaceutical Products Development Service, Inc.	5,400	157,356
*Pharmasset, Inc.	1,542	74,725
*PharmAthene, Inc.	1,665	5,378
*PharMerica Corp.	19,207	217,231
*PHC, Inc.	6,105	13,126
*PhotoMedex, Inc.	315	1,780
#*Poniard Pharmaceuticals, Inc.	3,793	1,593
*Pozen, Inc.	6,700	40,535
*Progenics Pharmaceuticals, Inc.	24,756	138,262
*ProPhase Labs, Inc.	6,052	8,533
*Providence Service Corp.	11,431	162,663
*pSivida Corp.	7,345	36,725
#*PSS World Medical, Inc.	18,200	433,706
Psychemedics Corp.	580	4,884
Quality Systems, Inc.	2,200	175,648
Quest Diagnostics, Inc.	11,400	649,230
*Questcor Pharmaceuticals, Inc.	8,700	134,502
#*Quidel Corp.	16,898	229,475
*RadNet, Inc.	8,626	31,399
*Raptor Pharmaceutical Corp.	378	1,470
*Regeneration Technologies, Inc.	45,384	121,629
#*Regeneron Pharmaceuticals, Inc.	6,200	208,816
*RegeneRx Biopharmaceuticals, Inc.	728	166
*RehabCare Group, Inc.	18,896	464,086
*Repligen Corp.	30,484	157,602
#*Repros Therapeutics, Inc.	186	454
#*ResMed, Inc.	9,600	302,304
*Rigel Pharmaceuticals, Inc.	26,618	179,006
*Rochester Medical Corp.	10,810	115,505
*Rockwell Medical Technologies, Inc.	5,990	56,066
#*Salix Pharmaceuticals, Ltd.	11,964	490,165
#*Sangamo BioSciences, Inc.	13,895	106,436
*Santarus, Inc.	24,354	79,516
*SciClone Pharmaceuticals, Inc.	38,164	149,603
*SCOLR Pharma, Inc.	1,270	318
*Select Medical Holdings Corp.	25,155	169,545
#*Sequenom, Inc.	13,500	92,475
#*Sirona Dental Systems, Inc.	13,986	612,727
*Skilled Healthcare Group, Inc.	19,429	208,667
*Solta Medical, Inc.	36,183	99,503
*SonoSite, Inc.	16,678	559,714
Span-American Medical System, Inc.	3,229	47,983
*Spectranetics Corp.	25,401	116,845
*Spectrum Pharmaceuticals, Inc.	22,010	132,060
*SRI/Surgical Express, Inc.	1,405	8,205
*St. Jude Medical, Inc.	11,500	465,750
*Staar Surgical Co.	13,837	72,298
*StemCells, Inc.	11,500	10,679
#*Stereotaxis, Inc.	13,378	44,950
Steris Corp.	15,900	553,638
*Strategic Diagnostics, Inc.	11,263	23,314
*Sucampo Pharmaceuticals, Inc.	13,917	60,121
*Sun Healthcare Group, Inc.	18,985	237,218
*SunLink Health Systems, Inc.	897	1,642
*Sunrise Senior Living, Inc.	31,464	251,712
*SuperGen, Inc.	56,246	169,300
*SurModics, Inc.	6,385	75,343

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Symmetry Medical, Inc.	32,000	$306,240
*Synovis Life Technologies, Inc.	8,913	133,561
*Synta Pharmaceuticals Corp.	6,328	31,577
#*Targacept, Inc.	8,939	230,269
*Team Health Holdings, Inc.	1,218	18,830
#Techne Corp.	3,336	230,017
Teleflex, Inc.	25,311	1,450,827
*Tenet Healthcare Corp.	38,000	252,700
*Theragenics Corp.	14,207	23,442
#*Theravance, Inc.	7,045	148,227
*Thermo Fisher Scientific, Inc.	53,433	3,060,108
*Thoratec Corp.	14,300	337,337
*TomoTherapy, Inc.	51,790	172,979
*TranS1, Inc.	12,636	43,594
*Transcend Services, Inc.	3,803	70,089
*Transcept Pharmaceuticals, Inc.	12,506	103,800
*Trimeris, Inc.	17,349	44,413
*Triple-S Management Corp.	19,523	360,395
*U.S. Physical Therapy, Inc.	10,926	207,594
#*United Therapeutics Corp.	5,700	387,486
UnitedHealth Group, Inc.	79,287	3,254,731
Universal American Corp.	72,424	1,462,241
Universal Health Services, Inc.	13,594	572,307
*Urologix, Inc.	3,584	2,258
Utah Medical Products, Inc.	3,213	87,394
*Vanda Pharmaceuticals, Inc.	4,658	37,311
*Vascular Solutions, Inc.	9,303	98,426
*VCA Antech, Inc.	4,097	93,903
*Vertex Pharmaceuticals, Inc.	1,600	62,224
*Vical, Inc.	25,668	51,079
*Viropharma, Inc.	67,623	1,109,017
*Vital Images, Inc.	17,739	235,751
#*Vivus, Inc.	3,864	34,583
*Watson Pharmaceuticals, Inc.	28,800	1,570,176
*WellCare Health Plans, Inc.	34,983	1,045,992
*WellPoint, Inc.	62,400	3,876,288
West Pharmaceutical Services, Inc.	20,015	800,400
*Wright Medical Group, Inc.	29,727	441,743
*XenoPort, Inc.	2,511	19,787
Young Innovations, Inc.	7,277	218,456
*Zalicus, Inc.	5,440	10,717
*Zimmer Holdings, Inc.	12,291	727,136
*Zoll Medical Corp.	17,500	723,625

Total Health Care		149,096,593

Industrials — (12.6%)
*3D Systems Corp.	17,589	501,990
A.O. Smith Corp.	29,276	1,253,306
*A.T. Cross Co.	8,242	80,277
#*A123 Systems, Inc.	13,149	119,130
#AAON, Inc.	9,874	265,907
*AAR Corp.	37,413	1,002,294
ABM Industries, Inc.	42,328	1,087,830
*Acacia Technologies Group	20,040	488,976
*ACCO Brands Corp.	35,600	292,276
#Aceto Corp.	27,610	237,722
*Active Power, Inc.	4,800	10,320
Actuant Corp. Class A	56,107	1,555,847
Acuity Brands, Inc.	7,129	393,521
Administaff, Inc.	5,176	146,584
*Advisory Board Co. (The)	6,098	301,607

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Aecom Technology Corp.	11,926	$349,074
*AeroCentury Corp.	789	15,070
*Aerosonic Corp.	970	3,463
*Aerovironment, Inc.	11,241	316,996
*AGCO Corp.	24,204	1,227,143
#*Air Transport Services Group, Inc.	58,932	436,097
Aircastle, Ltd.	69,572	738,855
#*AirTran Holdings, Inc.	75,610	558,758
Alamo Group, Inc.	11,094	287,889
*Alaska Air Group, Inc.	37,316	2,210,600
Albany International Corp.	24,100	543,455
Alexander & Baldwin, Inc.	46,560	1,867,987
Allegiant Travel Co.	3,854	179,365
#*Alliant Techsystems, Inc.	2,000	151,520
*Allied Defense Group, Inc.	6,064	21,103
*Allied Motion Technologies, Inc.	4,060	35,484
*Altra Holdings, Inc.	21,783	455,483
*Amerco, Inc.	19,792	1,801,270
*American Railcar Industries, Inc.	23,316	442,305
*American Reprographics Co.	37,026	298,800
American Science & Engineering, Inc.	5,381	468,147
#*American Superconductor Corp.	1,119	30,515
American Woodmark Corp.	13,119	244,669
Ameron International Corp.	8,457	583,279
Ametek, Inc.	12,679	517,050
Ampco-Pittsburgh Corp.	9,687	241,303
*AMR Corp.	28,600	201,630
*AMREP Corp.	5,440	69,795
*APAC Customer Services, Inc.	26,329	145,073
Apogee Enterprises, Inc.	28,000	358,120
Applied Industrial Technologies, Inc.	35,574	1,126,273
Applied Signal Technologies, Inc.	10,968	416,894
*Argan, Inc.	7,855	72,816
Arkansas Best Corp.	22,712	580,292
Armstrong World Industries, Inc.	45,546	1,849,623
#*ArvinMeritor, Inc.	51,345	1,122,402
#*Ascent Solar Technologies, Inc.	24,813	78,657
*Astec Industries, Inc.	19,700	592,970
*Astronics Corp.	4,779	110,395
*Astronics Corp. Class B	325	7,478
*Atlas Air Worldwide Holdings, Inc.	21,251	1,079,763
*Avalon Holding Corp. Class A	700	2,100
Avery Dennison Corp.	7,200	303,048
*Avis Budget Group, Inc.	91,734	1,269,599
AZZ, Inc.	12,185	488,497
*Babcock & Wilcox Co. (The)	4,536	132,678
#Badger Meter, Inc.	3,569	146,293
*Baker (Michael) Corp.	8,141	247,161
*Baldwin Technology Co. Class A	9,038	12,744
Barnes Group, Inc.	45,923	910,194
Barrett Business Services, Inc.	10,251	150,895
*BE Aerospace, Inc.	22,275	861,820
*Beacon Roofing Supply, Inc.	35,822	650,528
Belden, Inc.	24,180	840,497
*Blount International, Inc.	11,297	169,568
*BlueLinx Holdings, Inc.	24,506	88,957
Brady Co. Class A	41,305	1,352,739
*Breeze-Eastern Corp.	6,412	44,884
#Briggs & Stratton Corp.	49,341	985,340
Brink’s Co. (The)	15,849	427,923
*Broadwind Energy, Inc.	700	1,288

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*BTU International, Inc.	6,833	$78,443
Bucyrus International, Inc.	3,787	343,708
*Builders FirstSource, Inc.	22,112	49,089
*CAI International, Inc.	20,115	382,990
Carlisle Cos., Inc.	20,708	780,899
Cascade Corp.	10,610	499,413
*Casella Waste Systems, Inc.	20,371	163,375
#*CBIZ, Inc.	54,187	377,142
CDI Corp.	18,296	293,834
*CECO Environmental Corp.	11,349	62,987
*Celadon Group, Inc.	21,067	308,632
#*Cenveo, Inc.	14,399	77,467
*Ceradyne, Inc.	23,709	840,010
*Champion Industries, Inc.	6,476	12,952
*Chart Industries, Inc.	23,323	847,091
Chase Corp.	7,607	117,148
Chicago Rivet & Machine Co.	408	7,760
Cintas Corp.	11,185	313,851
CIRCOR International, Inc.	15,100	609,889
CLAROC, Inc.	7,342	317,028
*Clean Harbors, Inc.	1,777	160,001
*Coleman Cable, Inc.	3,445	23,082
*Colfax Corp.	16,278	303,422
*Columbus McKinnon Corp.	18,900	318,843
Comfort Systems USA, Inc.	37,238	474,040
*Command Security Corp.	5,329	10,019
*Commercial Vehicle Group, Inc.	6,200	100,068
*Competitive Technologies, Inc.	3,200	3,392
CompX International, Inc.	2,300	31,280
*Consolidated Graphics, Inc.	11,100	555,555
Con-way, Inc.	12,700	432,054
Cooper Industries P.L.C.	9,384	574,864
*Copart, Inc.	9,140	358,745
Corporate Executive Board Co.	6,786	263,704
*Corrections Corp. of America	33,736	836,990
#*CoStar Group, Inc.	10,540	593,191
Courier Corp.	16,697	236,680
#Covanta Holding Corp.	56,738	960,007
*Covenant Transportation Group, Inc.	10,616	95,226
*CPI Aerostructures, Inc.	5,698	67,749
*CRA International, Inc.	11,485	278,856
Crane Co.	8,186	363,540
CSX Corp.	40,180	2,836,708
Cubic Corp.	17,050	831,188
Cummins, Inc.	5,600	592,928
Curtiss-Wright Corp.	37,306	1,294,518
Danaher Corp.	22,520	1,037,271
Deere & Co.	6,800	618,120
*Delta Air Lines, Inc.	61,200	714,204
Deluxe Corp.	10,195	249,268
*DigitalGlobe, Inc.	12,448	382,278
*Dollar Thrifty Automotive Group, Inc.	21,400	1,038,328
Donaldson Co., Inc.	1,400	82,040
Dover Corp.	14,909	955,667
Ducommun, Inc.	11,679	256,471
*DXP Enterprises, Inc.	11,117	242,128
*Dycom Industries, Inc.	33,688	541,366
*Dynamex, Inc.	8,677	215,971
Dynamic Materials Corp.	12,706	250,944
#*Eagle Bulk Shipping, Inc.	58,614	239,731
Eastern Co.	5,035	95,615

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Eaton Corp.	11,800	$1,273,928
Ecology & Environment, Inc. Class A	1,941	29,309
*EMCOR Group, Inc.	48,974	1,482,933
Emerson Electric Co.	1,000	58,880
Empire Resources, Inc.	7,000	35,560
Encore Wire Corp.	21,666	486,293
#*Ener1, Inc.	26,288	101,209
#*Energy Conversion Devices, Inc.	23,200	94,656
*Energy Recovery, Inc.	1,300	4,446
EnergySolutions, Inc.	77,301	457,622
#*EnerNOC, Inc.	174	4,527
*EnerSys	41,437	1,359,962
Ennis, Inc.	35,570	591,529
*EnPro Industries, Inc.	21,672	899,605
*Environmental Tectonics Corp.	400	1,240
Equifax, Inc.	5,610	200,389
ESCO Technologies, Inc.	21,518	780,673
Espey Manufacturing & Electronics Corp.	3,027	65,444
*Esterline Technologies Corp.	37,098	2,640,636
#*Excel Maritime Carriers, Ltd.	77,771	352,303
*Exponent, Inc.	10,460	384,091
*Express-1 Expedited Solutions, Inc.	22,702	68,787
Federal Signal Corp.	48,472	337,365
FedEx Corp.	16,703	1,508,615
*Flanders Corp.	26,480	96,652
*Flow International Corp.	41,753	156,574
Flowserve Corp.	3,400	424,966
Fluor Corp.	4,319	298,832
*Fortune Industries, Inc.	800	456
Forward Air Corp.	7,700	214,907
*Franklin Covey Co.	20,197	158,143
Franklin Electric Co., Inc.	17,772	730,074
#Freightcar America, Inc.	11,627	331,602
*Frozen Food Express Industries	11,812	47,720
#*FTI Consulting, Inc.	29,849	1,088,593
*Fuel Tech, Inc.	21,254	170,245
*FuelCell Energy, Inc.	7,606	13,310
*Furmanite Corp.	31,754	241,965
G & K Services, Inc. Class A	17,789	557,329
Gardner Denver Machinery, Inc.	20,835	1,503,037
#GATX Corp.	50,400	1,675,800
#*Genco Shipping & Trading, Ltd.	25,238	291,751
*Gencor Industries, Inc.	4,926	38,817
*GenCorp, Inc.	20,666	106,017
*General Cable Corp.	26,843	993,459
General Dynamics Corp.	19,808	1,493,523
General Electric Co.	658,983	13,271,918
*Genesee & Wyoming, Inc.	23,340	1,207,845
*GEO Group, Inc. (The)	61,656	1,465,563
*GeoEye, Inc.	14,608	583,151
*Gibraltar Industries, Inc.	27,245	300,512
*Global Defense Technology & Systems, Inc.	1,479	24,344
Goodrich Corp.	8,308	752,871
Gorman-Rupp Co. (The)	11,003	349,675
*GP Strategies Corp.	16,686	165,025
Graco, Inc.	2,738	116,310
*Graftech International, Ltd.	9,800	205,800
Graham Corp.	8,334	193,349
#Granite Construction, Inc.	18,662	482,226
Great Lakes Dredge & Dock Corp.	54,260	450,901
*Greenbrier Cos., Inc.	23,067	545,996

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Griffon Corp.	58,333	$678,996
*H&E Equipment Services, Inc.	33,708	391,687
Hardinge, Inc.	10,517	92,024
Harsco Corp.	16,212	523,161
*Hawaiian Holdings, Inc.	51,268	378,871
Healthcare Services Group, Inc.	12,048	190,840
Heartland Express, Inc.	21,961	351,925
#HEICO Corp.	7,368	385,273
HEICO Corp. Class A	14,445	551,221
#Heidrick & Struggles International, Inc.	15,802	423,336
*Heritage-Crystal Clean, Inc.	2,067	23,998
*Herley Industries, Inc.	13,159	216,202
Herman Miller, Inc.	11,372	274,406
#*Hertz Global Holdings, Inc.	60,079	883,762
*Hexcel Corp.	42,578	809,834
*Hill International, Inc.	35,720	232,180
#HNI Corp.	22,562	684,531
#*Hoku Corp.	41,071	102,267
Honeywell International, Inc.	5,800	324,858
Horizon Lines, Inc.	38,884	192,476
Houston Wire & Cable Co.	11,701	152,698
*Hub Group, Inc. Class A	14,198	493,806
Hubbell, Inc. Class A	1,501	88,034
Hubbell, Inc. Class B	8,716	533,768
*Hudson Highland Group, Inc.	24,564	135,593
*Hurco Cos., Inc.	6,000	152,580
*Huron Consulting Group, Inc.	16,026	410,426
*ICF International, Inc.	19,162	461,900
*Identive Group, Inc.	10,870	28,153
IDEX Corp.	28,472	1,129,200
*IHS, Inc.	4,200	344,232
*II-VI, Inc.	9,100	449,358
Illinois Tool Works, Inc.	10,317	551,856
#Ingersoll-Rand P.L.C.	6,897	325,538
#*Innerworkings, Inc.	40,265	253,670
*Innotrac Corp.	2,916	4,257
*Innovative Solutions & Support, Inc.	16,826	97,591
*Insituform Technologies, Inc.	32,045	881,558
Insteel Industries, Inc.	16,365	186,888
*Integrated Electrical Services, Inc.	12,442	46,906
Interface, Inc. Class A	29,193	474,386
*Interline Brands, Inc.	31,703	673,055
International Shipholding Corp.	1,100	27,566
Intersections, Inc.	16,295	160,669
#Iron Mountain, Inc.	17,586	428,923
ITT Industries, Inc.	13,398	789,410
J.B. Hunt Transport Services, Inc.	6,000	246,000
*Jacobs Engineering Group, Inc.	8,836	453,905
#*JetBlue Airways Corp.	253,648	1,521,888
John Bean Technologies Corp.	7,574	136,711
*Kadant, Inc.	1,953	41,325
Kaman Corp. Class A	19,314	568,508
*Kansas City Southern	26,344	1,316,673
Kaydon Corp.	26,382	1,021,247
KBR, Inc.	2,176	69,850
*Kelly Services, Inc. Class A	44,500	875,538
*Kelly Services, Inc. Class B	700	13,976
Kennametal, Inc.	60,351	2,450,251
*Key Technology, Inc.	4,614	76,500
*Kforce, Inc.	41,201	736,674
Kimball International, Inc. Class B	24,137	162,563

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Kirby Corp.	22,678	$1,059,970
Knight Transportation, Inc.	17,873	340,659
Knoll, Inc.	9,371	156,871
*Korn/Ferry International	38,226	894,488
*Kratos Defense & Security Solutions, Inc.	14,995	210,230
L.S. Starrett Co. Class A	4,818	60,273
L-3 Communications Holdings, Inc.	8,264	646,658
*LaBarge, Inc.	15,033	209,861
*Ladish Co., Inc.	13,777	737,621
Landstar System, Inc.	2,329	96,490
Lawson Products, Inc.	8,415	196,659
*Layne Christensen Co.	16,710	527,702
*LB Foster Co. Class A	9,946	395,354
*LECG Corp.	22,233	35,128
#Lennox International, Inc.	5,950	292,383
*LGL Group, Inc.	1,300	28,613
Lincoln Electric Holdings, Inc.	9,700	656,884
#Lindsay Corp.	6,500	423,020
*LMI Aerospace, Inc.	10,300	192,868
LSI Industries, Inc.	32,842	244,344
*Lydall, Inc.	15,747	125,976
*M&F Worldwide Corp.	17,844	430,576
*Magnetek, Inc.	11,977	21,559
*Manitex International, Inc.	3,300	18,414
#Manitowoc Co., Inc. (The)	58,740	788,878
Manpower, Inc.	11,545	745,461
Marten Transport, Ltd.	21,619	460,701
#Masco Corp.	62,664	834,684
*MasTec, Inc.	65,686	999,741
*McDermott International, Inc.	12,791	265,797
McGrath Rentcorp	20,623	520,525
#*Media Sciences International, Inc.	505	121
*Metalico, Inc.	45,886	254,667
Met-Pro Corp.	14,009	151,998
*MFRI, Inc.	4,482	48,809
#*Microvision, Inc.	19,600	37,044
*Middleby Corp.	4,499	368,063
Miller Industries, Inc.	11,123	169,737
#Mine Safety Appliances Co.	21,322	664,820
*Mistras Group, Inc.	10,723	153,232
#*Mobile Mini, Inc.	35,837	732,508
*Monster Worldwide, Inc.	50,870	846,986
*Moog, Inc.	26,689	1,138,019
*Moog, Inc. Class B	2,458	106,235
MSC Industrial Direct Co., Inc. Class A	2,591	153,983
Mueller Industries, Inc.	35,636	1,165,297
Mueller Water Products, Inc.	141,891	567,564
Multi-Color Corp.	12,228	203,229
*MYR Group, Inc.	18,624	409,542
NACCO Industries, Inc. Class A	5,819	583,355
National Presto Industries, Inc.	3,670	469,833
National Technical Systems, Inc.	10,048	75,762
*Navigant Consulting, Inc.	37,640	383,552
*NCI Building Systems, Inc.	1,006	13,350
*NIVS IntelliMedia Technology Group, Inc.	5,307	11,039
*NN, Inc.	13,749	180,249
#Nordson Corp.	5,435	501,705
Norfolk Southern Corp.	47,376	2,898,937
Northrop Grumman Corp.	26,510	1,837,143
*Northwest Pipe Co.	8,760	191,581
*Ocean Power Technologies, Inc.	8,120	44,173

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Old Dominion Freight Line, Inc.	35,562	$1,144,030
*Omega Flex, Inc.	4,638	60,248
*On Assignment, Inc.	33,628	265,661
*Orbital Sciences Corp.	32,134	548,206
*Orion Energy Systems, Inc.	18,493	80,445
#*Orion Marine Group, Inc.	9,455	110,813
*Oshkosh Corp.	19,041	721,844
*Owens Corning, Inc.	107,808	3,608,334
*P.A.M. Transportation Services, Inc.	8,021	92,562
#PACCAR, Inc.	1,786	100,891
#*Pacer International, Inc.	31,370	196,062
Pall Corp.	7,100	393,411
*Paragon Technologies, Inc.	1,500	3,908
Parker Hannifin Corp.	8,301	742,192
*Park-Ohio Holdings Corp.	12,584	258,727
*Patrick Industries, Inc.	3,895	8,374
*Patriot Transportation Holding, Inc.	6,507	183,953
Pentair, Inc.	24,866	899,403
*PGT, Inc.	26,347	61,652
*Pike Electric Corp.	34,290	283,578
*Pinnacle Airlines Corp.	22,177	159,896
#Pitney Bowes, Inc.	4,400	106,832
*Plug Power, Inc.	45,990	35,408
#*PMFG, Inc.	7,493	122,735
*Polypore International, Inc.	36,714	1,767,779
*Powell Industries, Inc.	10,365	392,937
*PowerSecure International, Inc.	21,567	157,870
Precision Castparts Corp.	2,900	414,671
Preformed Line Products Co.	5,313	324,677
*PRGX Global, Inc.	12,035	75,098
Primoris Services Corp.	1,951	16,018
Providence & Worcester Railroad Co.	1,538	28,007
*Quality Distribution, Inc.	14,805	136,058
Quanex Building Products Corp.	31,374	611,479
*Quanta Services, Inc.	19,368	459,603
R. R. Donnelley & Sons Co.	30,737	544,660
*RailAmerica, Inc.	10,912	136,073
Raven Industries, Inc.	6,900	325,956
Raytheon Co.	13,000	649,870
*RBC Bearings, Inc.	12,943	450,028
*RCM Technologies, Inc.	6,427	29,371
*Real Goods Solar, Inc.	1,665	4,629
Regal-Beloit Corp.	19,100	1,274,734
#*Republic Airways Holdings, Inc.	47,100	302,382
Republic Services, Inc.	32,775	1,010,781
Resources Connection, Inc.	50,734	1,016,709
Robbins & Myers, Inc.	37,073	1,539,642
#Robert Half International, Inc.	4,300	134,848
Rockwell Automation, Inc.	9,200	745,292
Rollins, Inc.	11,475	217,910
#Roper Industries, Inc.	8,488	659,433
*RSC Holdings, Inc.	31,320	374,587
*Rush Enterprises, Inc. Class A	24,648	470,037
*Rush Enterprises, Inc. Class B	4,506	73,989
Ryder System, Inc.	66,622	3,203,186
*Saia, Inc.	14,848	212,475
*Sauer-Danfoss, Inc.	31,202	893,937
Schawk, Inc.	24,582	448,376
*School Specialty, Inc.	19,188	250,403
Seaboard Corp.	517	1,035,034
Servotronics, Inc.	1,499	12,966

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*SFN Group, Inc.	26,051	$252,174
*Shaw Group, Inc.	9,216	348,088
SIFCO Industries, Inc.	4,544	73,658
Simpson Manufacturing Co., Inc.	40,781	1,213,235
SkyWest, Inc.	76,589	1,152,664
*SL Industries, Inc.	9,000	166,320
SmartPros, Ltd.	1,700	3,876
Southwest Airlines Co.	203,848	2,415,599
*Sparton Corp.	8,853	75,605
*Spire Corp.	4,715	23,764
*Spirit Aerosystems Holdings, Inc.	30,664	724,284
#SPX Corp.	15,189	1,190,514
*Standard Parking Corp.	9,108	163,853
#Standard Register Co.	18,878	60,410
Standex International Corp.	12,341	411,572
Steelcase, Inc. Class A	69,400	709,268
#*Stericycle, Inc.	2,400	188,376
*Sterling Construction Co., Inc.	14,522	186,753
Sun Hydraulics, Inc.	9,168	341,783
*SunPower Corp. Class B	31,732	418,862
Superior Uniform Group, Inc.	9,577	100,750
*Supreme Industries, Inc.	5,767	18,743
*SYKES Enterprises, Inc.	38,706	753,993
*Sypris Solutions, Inc.	16,033	67,499
#TAL International Group, Inc.	27,457	857,482
*Taser International, Inc.	44,575	186,769
*Team, Inc.	16,790	429,152
*Tech/Ops Sevcon, Inc.	1,971	14,447
Technology Research Corp.	2,417	12,786
*Tecumseh Products Co. Class A	10,800	130,464
*Tecumseh Products Co. Class B	2,690	31,971
*Teledyne Technologies, Inc.	17,836	843,821
Tennant Co.	10,587	427,080
*Terex Corp.	48,746	1,580,833
*Tetra Tech, Inc.	50,625	1,171,716
Textainer Group Holdings, Ltd.	34,000	1,054,000
#Textron, Inc.	27,184	714,667
*Thomas & Betts Corp.	32,497	1,670,021
*Thomas Group, Inc.	123	210
Timken Co.	88,398	4,156,474
Titan International, Inc.	30,018	570,342
*Titan Machinery, Inc.	17,493	423,855
Todd Shipyards Corp.	5,337	118,695
Toro Co.	3,900	237,198
#Towers Watson & Co.	5,900	321,727
*Track Data Corp.	21	2,178
*Trailer Bridge, Inc.	3,360	12,734
*TransDigm Group, Inc.	4,939	382,674
*TRC Cos., Inc.	13,148	46,412
Tredegar Industries, Inc.	22,267	416,616
*Trex Co., Inc.	12,346	287,415
*TriMas Corp.	29,364	559,091
Trinity Industries, Inc.	79,600	2,220,044
Triumph Group, Inc.	14,728	1,414,330
*TrueBlue, Inc.	35,453	604,828
*Tufco Technologies, Inc.	2,000	6,480
Tutor Perini Corp.	42,703	969,785
Twin Disc, Inc.	16,900	550,433
Tyco International, Ltd.	19,530	875,530
*U.S. Home Systems, Inc.	2,835	13,296
*Ultralife Corp.	15,995	109,886

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
UniFirst Corp.	12,391	$690,922
Union Pacific Corp.	38,880	3,679,214
*United Capital Corp.	5,291	146,032
#*United Continental Holdings, Inc.	77,115	1,958,721
*United Rentals, Inc.	57,586	1,534,667
*United Stationers, Inc.	18,043	1,123,718
United Technologies Corp.	14,283	1,161,208
Universal Forest Products, Inc.	17,294	634,690
*Universal Power Group, Inc.	1,501	6,905
*Universal Security Instruments, Inc.	1,000	8,260
*Universal Truckload Services, Inc.	14,555	216,870
*UQM Technologies, Inc.	8,725	23,819
*URS Corp.	48,275	2,145,824
*US Airways Group, Inc.	31,644	313,908
US Ecology, Inc.	11,972	201,848
*USA Truck, Inc.	12,082	144,984
#*USG Corp.	75,696	1,227,789
UTi Worldwide, Inc.	4,818	105,514
Valmont Industries, Inc.	5,100	473,994
*Valpey Fisher Corp.	2,221	7,574
*Versar, Inc.	6,758	23,112
Viad Corp.	23,700	557,661
#Vicor Corp.	27,672	407,609
Virco Manufacturing Corp.	21,836	66,600
*Vishay Precision Group, Inc.	18,386	341,060
*Volt Information Sciences, Inc.	24,400	167,628
VSE Corp.	4,312	128,972
#W.W. Grainger, Inc.	3,802	499,849
*Wabash National Corp.	17,362	197,232
Wabtec Corp.	5,644	305,905
Waste Connections, Inc.	29,704	860,525
Waste Management, Inc.	16,900	640,003
#Watsco, Inc. Class A	7,900	495,488
Watsco, Inc. Class B	1,100	69,300
Watts Water Technologies, Inc.	30,800	1,107,876
*WCA Waste Corp.	12,121	59,635
#Werner Enterprises, Inc.	59,835	1,474,933
*WESCO International, Inc.	26,617	1,491,883
*Willdan Group, Inc.	5,554	24,271
*Willis Lease Finance Corp.	6,515	86,063
#Woodward, Inc.	7,110	239,785
#*YRC Worldwide, Inc.	1,511	6,120

Total Industrials		252,433,346

Information Technology — (11.7%)
*ACI Worldwide, Inc.	11,752	311,310
*Acme Packet, Inc.	16,073	864,406
*Acorn Energy, Inc.	8,330	33,153
Activision Blizzard, Inc.	65,744	742,250
*Actuate Corp.	49,152	272,794
*Acxiom Corp.	63,337	1,091,296
*ADDvantage Technologies Group, Inc.	7,160	21,265
*Adept Technology, Inc.	3,500	16,415
*ADPT Corp.	115,368	338,028
#Adtran, Inc.	8,200	337,266
*Advanced Analogic Technologies, Inc.	37,764	150,301
*Advanced Energy Industries, Inc.	40,241	621,522
#*Advanced Micro Devices, Inc.	51,208	400,959
#*Advanced Photonix, Inc.	3,600	6,480
#*Advent Software, Inc.	10,200	301,512
*Aehr Test Systems	2,692	3,527

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Aetrium, Inc.	6,505	$12,815
*Agilent Technologies, Inc.	15,200	635,816
*Agilysys, Inc.	22,300	127,779
*Akamai Technologies, Inc.	5,673	274,119
#*Alliance Data Systems Corp.	2,000	141,480
Altera Corp.	12,700	477,139
*Amdocs, Ltd.	1,554	45,284
American Software, Inc. Class A	24,803	164,196
#*Amkor Technology, Inc.	71,226	579,780
Amphenol Corp.	6,650	368,011
*Amtech Systems, Inc.	7,500	192,075
*Anadigics, Inc.	55,718	380,554
Analog Devices, Inc.	18,600	722,238
*Anaren, Inc.	15,344	315,166
Anixter International, Inc.	13,300	841,491
*Ansys, Inc.	7,505	393,637
*AOL, Inc.	56,509	1,329,092
Applied Materials, Inc.	48,736	764,668
*Applied Micro Circuits Corp.	68,408	673,135
*Ariba, Inc.	24,756	695,396
*Arris Group, Inc.	98,183	1,225,324
*Arrow Electronics, Inc.	80,220	3,032,316
#*Aruba Networks, Inc.	17,842	384,495
*Aspen Technology, Inc.	8,040	113,766
Astro-Med, Inc.	5,578	43,341
*Atheros Communications, Inc.	12,521	558,311
*Atmel Corp.	102,100	1,382,434
*ATMI, Inc.	29,600	609,760
*ATS Corp.	438	1,577
*AuthenTec, Inc.	24,527	74,317
#*Authentidate Holding Corp.	4,472	2,008
*Autobytel, Inc.	11,121	9,508
*Autodesk, Inc.	500	20,340
*Aviat Networks, Inc.	55,058	285,751
*Avid Technology, Inc.	43,600	725,940
*Avnet, Inc.	22,750	810,355
AVX Corp.	116,630	1,828,758
*Aware, Inc.	18,447	69,176
*Axcelis Technologies, Inc.	97,279	337,558
*AXT, Inc.	25,547	276,674
Bel Fuse, Inc. Class A	3,300	79,398
Bel Fuse, Inc. Class B	8,786	191,623
*Benchmark Electronics, Inc.	77,718	1,475,865
*BigBand Networks, Inc.	46,055	122,046
Black Box Corp.	26,915	947,139
#Blackbaud, Inc.	17,320	455,343
#*Blackboard, Inc.	5,827	226,437
*Blue Coat Systems, Inc.	19,819	570,985
*BMC Software, Inc.	2,200	104,940
*Bottomline Technologies, Inc.	25,300	580,129
*Brightpoint, Inc.	65,445	593,913
Broadridge Financial Solutions, Inc.	6,565	150,273
*BroadVision, Inc.	1,249	14,963
*Brocade Communications Systems, Inc.	97,792	551,547
*Brooks Automation, Inc.	52,013	610,633
*Bsquare Corp.	5,761	50,639
CA, Inc.	17,400	414,120
*Cabot Microelectronics Corp.	19,770	891,825
*CACI International, Inc.	25,983	1,441,797
*Cadence Design Systems, Inc.	23,700	205,716
*CalAmp Corp.	10,864	34,548

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Callidus Software, Inc.	19,786	$123,662
*Cardtronics, Inc.	9,557	163,329
*Cascade Microtech, Inc.	10,914	67,121
Cass Information Systems, Inc.	7,701	279,161
*CEVA, Inc.	22,113	534,471
*Checkpoint Systems, Inc.	36,700	758,589
*China Information Technology, Inc.	16,418	73,881
*Chyron International Corp.	1,900	5,548
*Ciber, Inc.	58,266	265,693
*Ciena Corp.	141	3,106
*Cirrus Logic, Inc.	41,096	864,249
*Citrix Systems, Inc.	12,000	758,160
*Clearfield, Inc.	6,983	33,099
Cognex Corp.	31,347	982,415
*Cogo Group, Inc.	19,100	167,316
*Coherent, Inc.	21,420	1,147,041
Cohu, Inc.	23,517	351,344
*Comarco, Inc.	4,970	1,690
Communications Systems, Inc.	13,122	196,043
*CommVault Systems, Inc.	8,607	265,870
*Compellent Technologies, Inc.	363	10,066
Computer Sciences Corp.	72,049	3,839,491
*Computer Task Group, Inc.	14,944	176,788
*Compuware Corp.	54,317	582,278
*comScore, Inc.	7,943	190,314
Comtech Telecommunications Corp.	26,338	739,044
*Comverge, Inc.	11,866	73,569
*Concur Technologies, Inc.	3,457	176,411
*Concurrent Computer Corp.	7,430	38,190
*Conexant Systems, Inc.	15,878	33,185
#*Constant Contact, Inc.	1,203	33,672
*Convergys Corp.	117,290	1,670,210
CoreLogic, Inc.	91,258	1,829,723
Corning, Inc.	100,823	2,239,279
*CPI International, Inc.	15,549	301,651
*Cray, Inc.	28,909	216,095
#*Cree, Inc.	9,700	489,753
*CSG Systems International, Inc.	13,500	262,575
*CSP, Inc.	2,269	8,872
CTS Corp.	4,491	50,928
*CyberOptics Corp.	6,236	59,491
*Cymer, Inc.	25,539	1,240,940
*Cypress Semiconductor Corp.	25,986	562,597
Daktronics, Inc.	30,031	458,573
*Datalink Corp.	12,180	77,952
*Dataram Corp.	7,900	17,933
DDi Corp.	16,352	184,205
*DealerTrack Holdings, Inc.	35,059	692,941
*Deltek, Inc.	16,788	119,363
#*DemandTec, Inc.	4,600	55,430
*DG FastChannel, Inc.	13,950	382,370
*Dice Holdings, Inc.	34,185	446,456
Diebold, Inc.	16,268	498,777
*Digi International, Inc.	23,703	251,015
*Digimarc Corp.	5,534	166,075
#*Digital River, Inc.	30,844	978,989
*Diodes, Inc.	21,200	545,688
*Ditech Networks, Inc.	2,120	2,883
*Dolby Laboratories, Inc.	1,000	59,700
*Dot Hill Systems Corp.	38,201	106,963
*DSP Group, Inc.	22,270	166,802

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
DST Systems, Inc.	5,400	$256,824
#*DTS, Inc.	8,999	403,335
*Dynamics Research Corp.	9,034	121,688
Earthlink, Inc.	101,308	864,157
*eBay, Inc.	44,237	1,343,035
#*Ebix, Inc.	7,680	173,184
*Echelon Corp.	19,644	178,760
*Echo Global Logistics, Inc.	1,199	13,932
*EchoStar Corp.	30,401	828,427
*Edgewater Technology, Inc.	5,579	12,999
*Elecsys Corp.	1,496	6,822
Electro Rent Corp.	25,012	369,177
*Electro Scientific Industries, Inc.	25,041	417,433
*Electronic Arts, Inc.	18,423	287,215
*Electronics for Imaging, Inc.	63,383	949,477
*eLoyalty Corp.	2,021	13,925
*EMC Corp.	76,200	1,896,618
*EMS Technologies, Inc.	14,287	261,881
*Emulex Corp.	73,157	834,721
*EndWave Corp.	5,400	12,312
*Entegris, Inc.	161,194	1,233,134
*Entorian Technologies, Inc.	1,807	7,138
#*Entropic Communications, Inc.	35,200	386,144
*Epicor Software Corp.	51,239	530,836
EPIQ Systems, Inc.	34,233	439,894
*ePlus, Inc.	7,350	189,924
*Equinix, Inc.	3,982	352,088
*Euronet Worldwide, Inc.	41,559	760,114
#*Evergreen Solar, Inc.	10,428	23,463
*Exar Corp.	39,542	253,860
*ExlService Holdings, Inc.	24,579	468,476
*Extreme Networks	89,087	292,205
*F5 Networks, Inc.	3,400	368,492
FactSet Research Systems, Inc.	1,928	194,342
#Fair Isaac Corp.	37,639	955,278
*Fairchild Semiconductor International, Inc.	103,659	1,845,130
*FalconStor Software, Inc.	29,232	105,966
#*Faro Technologies, Inc.	15,031	455,740
*FEI Co.	31,392	855,432
Fidelity National Information Services, Inc.	102,042	3,105,138
#*Finisar Corp.	6,087	202,697
*Fiserv, Inc.	9,723	600,590
#*FLIR Systems, Inc.	9,520	295,501
*FormFactor, Inc.	37,954	324,507
Forrester Research, Inc.	12,672	451,630
*Frequency Electronics, Inc.	7,331	51,757
*FSI International, Inc.	31,298	130,826
*Gartner Group, Inc.	8,459	299,618
*Gerber Scientific, Inc.	24,204	184,677
*GigOptix, Inc.	663	1,856
*Global Cash Access, Inc.	24,622	75,097
Global Payments, Inc.	3,700	174,788
*Globalscape, Inc.	1,698	3,702
*Globecomm Systems, Inc.	24,111	228,090
*GSE Systems, Inc.	2,558	8,339
#*GSI Commerce, Inc.	5,375	123,840
*GSI Technology, Inc.	24,498	225,382
#*GT Solar International, Inc.	6,100	67,374
*GTSI Corp.	4,675	21,972
*Guidance Software, Inc.	10,338	72,056
*Hackett Group, Inc.	37,192	129,800

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Harmonic, Inc.	94,364	$796,432
#Harris Corp.	8,150	379,301
*Hauppauge Digital, Inc.	7,708	19,116
Heartland Payment Systems, Inc.	6,605	104,359
Hewlett-Packard Co.	72,374	3,306,768
*Hittite Microwave Corp.	5,737	342,958
*HSW International, Inc.	844	3,376
*Hutchinson Technology, Inc.	22,305	73,830
*Hypercom Corp.	47,960	428,762
*I.D. Systems, Inc.	8,778	38,097
*IAC/InterActiveCorp	143,788	4,067,763
*IEC Electronics Corp.	5,700	49,305
iGATE Corp.	36,563	563,070
*iGo, Inc.	9,110	30,427
*Ikanos Communications, Inc.	8,330	9,996
*Imation Corp.	38,843	392,314
Imergent, Inc.	5,409	24,016
*Immersion Corp.	28,576	168,884
*Infinera Corp.	37,317	273,720
#*Informatica Corp.	9,984	463,258
*InfoSpace, Inc.	41,125	336,402
*Ingram Micro, Inc.	166,139	3,279,584
*Innodata Isogen, Inc.	18,887	53,450
*Insight Enterprises, Inc.	69,961	973,857
*Integral Systems, Inc.	16,500	201,135
*Integrated Device Technology, Inc.	198,187	1,264,433
*Integrated Silicon Solution, Inc.	22,082	230,094
Intel Corp.	194,989	4,184,464
*Intellicheck Mobilisa, Inc.	2,300	3,013
*Interactive Intelligence, Inc.	7,999	261,807
#*InterDigital, Inc.	8,239	396,708
*Intermec, Inc.	49,447	561,718
*Internap Network Services Corp.	49,281	359,258
*International Rectifier Corp.	68,216	2,184,958
*Interphase Corp.	4,200	8,274
#Intersil Corp. Class A	100,018	1,512,272
*Intest Corp.	2,202	8,522
*Intevac, Inc.	21,463	295,116
*IntriCon Corp.	6,777	27,108
*Intuit, Inc.	8,000	375,440
*INX, Inc.	5,730	41,256
*IPG Photonics Corp.	42,031	1,456,374
*Iteris, Inc.	13,000	22,750
*Itron, Inc.	10,683	619,828
*Ixia.	60,321	948,849
*IXYS Corp.	35,507	402,294
#*j2 Global Communications, Inc.	4,415	121,854
Jabil Circuit, Inc.	71,155	1,438,043
Jack Henry & Associates, Inc.	10,749	317,740
*JDA Software Group, Inc.	33,874	1,022,317
*JDS Uniphase Corp.	26,000	441,220
*Juniper Networks, Inc.	16,423	609,622
*Kemet Corp.	2,800	43,680
*Kenexa Corp.	17,684	366,766
*KEY Tronic Corp.	9,315	54,679
Keynote Systems, Inc.	13,997	243,968
*KIT Digital, Inc.	3,574	49,250
KLA-Tencor Corp.	9,600	423,168
*Knot, Inc. (The)	33,845	375,003
*Kopin Corp.	62,150	252,329
*Kulicke & Soffa Industries, Inc.	49,373	481,387

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*KVH Industries, Inc.	13,076	$158,873
#*L-1 Identity Solutions, Inc.	132,226	1,577,456
*Lam Research Corp.	8,640	431,050
*Lattice Semiconductor Corp.	100,986	629,143
*Lawson Software, Inc.	132,843	1,248,724
*LeCroy Corp.	10,051	131,166
Lender Processing Services, Inc.	6,804	215,959
#*Lexmark International, Inc.	12,600	438,984
*Limelight Networks, Inc.	78,757	491,050
#Linear Technology Corp.	6,540	227,527
*Lionbridge Technologies, Inc.	25,519	97,993
*Liquidity Services, Inc.	14,666	209,284
Littlefuse, Inc.	14,744	756,072
*LoJack Corp.	26,126	165,900
*LookSmart, Ltd.	13,147	23,533
*LoopNet, Inc.	25,749	264,442
*Loral Space & Communications, Inc.	12,649	941,971
*LSI Corp.	52,348	324,034
*LTX-Credence Corp.	13,866	122,922
*Magma Design Automation, Inc.	15,400	83,622
*Manhattan Associates, Inc.	9,868	291,205
*ManTech International Corp. Class A	12,372	497,416
Marchex, Inc.	23,487	223,596
*Marvell Technology Group, Ltd.	20,422	388,222
*Mattson Technology, Inc.	44,173	101,156
Maxim Integrated Products, Inc.	17,351	448,003
Maximus, Inc.	11,710	794,524
*Maxwell Technologies, Inc.	9,846	177,228
*McAfee, Inc.	10,800	517,320
*Measurement Specialties, Inc.	12,669	341,303
*MEMC Electronic Materials, Inc.	158,131	1,753,673
*MEMSIC, Inc.	10,673	33,300
*Mentor Graphics Corp.	90,526	1,152,849
*Mercury Computer Systems, Inc.	21,800	411,584
Mesa Laboratories, Inc.	2,347	67,476
Methode Electronics, Inc.	34,420	406,844
Micrel, Inc.	21,370	286,144
#Microchip Technology, Inc.	12,600	459,522
*Micron Technology, Inc.	154,816	1,631,761
*MICROS Systems, Inc.	8,600	393,364
*Microsemi Corp.	50,749	1,141,345
*MicroStrategy, Inc.	1,711	181,982
*Mindspeed Technologies, Inc.	7,000	49,140
*MIPS Technologies, Inc.	20,005	248,462
*MKS Instruments, Inc.	43,558	1,250,550
Mocon, Inc.	7,200	92,664
*ModusLink Global Solutions, Inc.	41,970	257,276
#Molex, Inc.	5,100	133,365
Molex, Inc. Class A	20,754	451,607
*MoneyGram International, Inc.	24,758	61,152
*Monolithic Power Systems, Inc.	7,200	105,624
*Monotype Imaging Holdings, Inc.	24,925	280,032
*MoSys, Inc.	25,058	145,336
*Motorola Mobility Holdings, Inc.	18,533	516,515
*Motorola Solutions, Inc.	21,181	821,187
*Move, Inc.	30,220	67,995
#MTS Systems Corp.	12,743	476,779
*Multi-Fineline Electronix, Inc.	20,095	580,746
*Nanometrics, Inc.	18,000	308,160
*NAPCO Security Technologies, Inc.	5,075	9,541
National Instruments Corp.	8,400	355,404

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
National Semiconductor Corp.	7,343	$111,320
*NCI, Inc. Class A	7,771	163,191
*NCR Corp.	17,300	283,720
*NetApp, Inc.	3,600	197,028
*NETGEAR, Inc.	33,907	1,175,047
*NetList, Inc.	3,907	8,361
*NetLogic Microsystems, Inc.	7,619	265,598
*NetScout Systems, Inc.	26,955	617,809
#*NetSuite, Inc.	6,076	163,627
*Network Equipment Technologies, Inc.	31,100	153,634
*NeuStar, Inc.	4,102	110,057
*Newport Corp.	14,347	251,790
NIC, Inc.	19,724	201,777
*Novatel Wireless, Inc.	29,028	209,292
*Novell, Inc.	145,099	873,496
*Novellus Systems, Inc.	32,500	1,172,275
#*Nuance Communications, Inc.	22,798	463,483
*NumereX Corp. Class A	5,214	48,177
*Nvidia Corp.	27,733	663,373
*Occam Networks, Inc.	24,829	212,288
*Oclaro, Inc.	1,489	20,667
*OmniVision Technologies, Inc.	48,661	1,256,914
*ON Semiconductor Corp.	56,713	626,679
*Online Resources Corp.	27,659	185,868
#*Onvia, Inc.	700	3,052
*Openwave Systems, Inc.	66,528	135,052
*Oplink Communications, Inc.	26,693	661,453
OPNET Technologies, Inc.	18,154	519,023
*Opnext, Inc.	30,784	57,258
Optical Cable Corp.	4,608	28,109
*Orbcomm, Inc.	36,540	109,255
*OSI Systems, Inc.	18,552	704,790
#*Overland Storage, Inc.	100	203
*PAR Technology Corp.	10,880	65,715
*Parametric Technology Corp.	13,187	293,147
Park Electrochemical Corp.	17,749	540,635
#*ParkerVision, Inc.	2,838	1,674
*PC Connection, Inc.	23,518	208,134
*PC Mall, Inc.	11,700	81,900
*PC-Tel, Inc.	23,419	169,788
*PDF Solutions, Inc.	19,873	115,065
#Pegasystems, Inc.	1,639	56,021
*Perceptron, Inc.	5,510	29,589
*Perficient, Inc.	29,328	342,844
*Performance Technologies, Inc.	10,667	18,347
*Pericom Semiconductor Corp.	26,855	269,356
*Pervasive Software, Inc.	16,262	90,091
#*Photronics, Inc.	50,000	329,500
*Pinnacle Data Systems, Inc.	100	144
*Pixelworks, Inc.	10,700	35,952
*Planar Systems, Inc.	16,705	43,099
Plantronics, Inc.	28,657	1,014,458
*Plexus Corp.	33,917	917,116
#*PLX Technology, Inc.	26,368	84,773
*PMC - Sierra, Inc.	95,134	743,948
*Polycom, Inc.	18,425	807,936
Power Integrations, Inc.	9,999	369,263
#*Power-One, Inc.	56,097	600,238
*Presstek, Inc.	30,360	63,452
●*Price Communications Liquidation Trust	8,600	—
*Procera Networks, Inc.	75	49

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Progress Software Corp.	35,373	$1,013,083
*PROS Holdings, Inc.	12,466	124,411
Pulse Electronics Corp.	25,968	132,696
*QAD, Inc. Class A	8,170	70,099
*QAD, Inc. Class B	2,042	18,010
*QLogic Corp.	13,000	231,530
*Qualstar Corp.	6,493	12,531
*Quantum Corp.	36,197	97,370
*Quest Software, Inc.	39,204	1,012,247
*QuickLogic Corp.	10,500	60,795
#*Rackspace Hosting, Inc.	600	20,106
*Radiant Systems, Inc.	23,103	421,630
*RadiSys Corp.	28,904	244,528
*RAE Systems, Inc.	1,260	2,167
*Rainmaker Systems, Inc.	3,513	5,024
#*Rambus, Inc.	9,366	191,909
*Ramtron International Corp.	17,377	46,744
*RealNetworks, Inc.	123,188	463,187
*Red Hat, Inc.	6,300	260,316
*Reis, Inc.	11,179	76,576
*Relm Wireless Corp.	7,900	15,010
Renaissance Learning, Inc.	8,754	92,880
RF Industries, Ltd.	2,485	17,942
*RF Micro Devices, Inc.	58,300	391,776
Richardson Electronics, Ltd.	13,284	171,895
*RightNow Technologies, Inc.	9,130	236,741
*Rimage Corp.	10,312	146,740
*Riverbed Technology, Inc.	11,000	394,570
*Rofin-Sinar Technologies, Inc.	22,100	864,110
*Rogers Corp.	14,600	624,588
#*Rovi Corp.	11,657	719,936
#*Rubicon Technology, Inc.	800	14,408
*Rudolph Technologies, Inc.	28,964	291,378
*S1 Corp.	62,365	401,631
*Saba Software, Inc.	17,496	113,899
*SAIC, Inc.	15,300	253,521
*Sandisk Corp.	14,105	639,944
*Sanmina-SCI Corp.	42,153	633,560
Sapient Corp.	36,712	438,708
*SAVVIS, Inc.	11,410	351,086
*ScanSource, Inc.	22,949	830,983
*Scientific Learning Corp.	3,710	12,428
*SeaChange International, Inc.	39,662	328,401
*Seagate Technology	14,957	209,398
*Semtech Corp.	31,569	689,309
*ShoreTel, Inc.	36,276	274,972
*Sigma Designs, Inc.	27,943	389,246
*Silicon Graphics International Corp.	27,623	274,020
*Silicon Image, Inc.	62,912	431,576
#*Silicon Laboratories, Inc.	7,100	315,808
*Simulations Plus, Inc.	1,800	5,850
*Skyworks Solutions, Inc.	49,591	1,575,506
*Smart Modular Technologies (WWH), Inc.	58,319	394,236
*Smith Micro Software, Inc.	29,580	373,300
*SolarWinds, Inc.	12,382	234,020
Solera Holdings, Inc.	6,600	345,378
*Sonic Solutions, Inc.	17,726	258,534
*Sonus Networks, Inc.	238,696	656,414
*Soundbite Communications, Inc.	3,485	9,897
*Sourcefire, Inc.	5,142	126,545
*Spansion, Inc. Class A	4,401	87,492

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Spark Networks, Inc.	9,135	$27,679
*Spectrum Control, Inc.	13,864	183,837
*SRA International, Inc.	37,348	996,445
*SRS Labs, Inc.	14,366	145,528
Stamps.com, Inc.	13,700	174,264
*Standard Microsystems Corp.	21,324	512,842
*StarTek, Inc.	13,585	74,718
#*STEC, Inc.	31,217	639,636
#*Stratasys, Inc.	19,277	636,719
#*Stream Global Services, Inc.	2,237	8,098
*SuccessFactors, Inc.	5,604	163,188
#*SunPower Corp. Class A	24,295	326,525
*Super Micro Computer, Inc.	26,465	372,495
*SuperMedia, Inc.	82	583
*Supertex, Inc.	11,446	262,228
*Support.com, Inc.	47,103	260,951
Sycamore Networks, Inc.	30,835	643,218
*Symantec Corp.	27,910	491,495
*Symmetricom, Inc.	41,369	256,901
#*Synaptics, Inc.	7,200	204,912
*Synchronoss Technologies, Inc.	13,789	392,435
*SYNNEX Corp.	35,900	1,198,701
*Synopsys, Inc.	24,655	668,890
Syntel, Inc.	4,100	228,657
*Take-Two Interactive Software, Inc.	71,938	897,427
*Taleo Corp.	10,262	302,319
*Tech Data Corp.	57,641	2,703,939
*TechTarget, Inc.	29,961	220,213
*Tekelec	46,144	529,502
*TeleCommunication Systems, Inc.	26,300	107,567
*TeleTech Holdings, Inc.	20,980	449,182
Tellabs, Inc.	330,646	1,752,424
Telular Corp.	11,622	81,703
*Teradata Corp.	4,300	184,857
#*Teradyne, Inc.	44,410	740,759
#*Terremark Worldwide, Inc.	31,083	588,712
Tessco Technologies, Inc.	10,869	125,211
*Tessera Technologies, Inc.	42,376	733,952
Texas Instruments, Inc.	1,649	55,918
TheStreet.com, Inc.	26,827	81,822
*THQ, Inc.	63,360	368,122
*TIBCO Software, Inc.	59,289	1,303,172
*Tier Technologies, Inc.	16,183	93,700
*TNS, Inc.	5,458	96,497
*Tollgrade Communications, Inc.	10,635	98,693
Total System Services, Inc.	10,980	191,162
*Transact Technologies, Inc.	6,982	66,259
*TranSwitch Corp.	1,232	2,649
#*Travelzoo, Inc.	4,977	233,919
*Trident Microsystems, Inc.	19,100	28,459
*Trimble Navigation, Ltd.	7,123	328,228
*Trio-Tech International	2,616	13,106
*Triquint Semiconductor, Inc.	120,390	1,584,332
*TSR, Inc.	722	3,574
*TTM Technologies, Inc.	62,763	997,932
Tyco Electronics, Ltd.	12,500	452,875
#*Tyler Technologies, Inc.	15,947	330,900
#*Ultimate Software Group, Inc.	3,564	173,210
*Ultra Clean Holdings, Inc.	17,573	219,662
*Ultratech, Inc.	21,400	482,249
*Unisys Corp.	7,004	198,423

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
United Online, Inc.	64,305	$454,636
*Universal Display Corp.	7,700	260,568
*UTStarcom, Inc.	40,812	85,705
*ValueClick, Inc.	40,348	565,275
*Varian Semiconductor Equipment Associates, Inc.	7,198	319,951
#*Veeco Instruments, Inc.	7,231	312,813
*VeriFone Systems, Inc.	14,005	559,360
VeriSign, Inc.	7,900	265,835
*Vertro, Inc.	2,023	10,358
#*Viasat, Inc.	20,426	886,386
*Viasystems Group, Inc.	2,437	49,301
*Vicon Industries, Inc.	1,600	7,680
*Video Display Corp.	6,295	23,921
#Virnetx Holding Corp.	8,400	105,840
*Virtusa Corp.	30,447	490,197
#Visa, Inc.	17,308	1,208,964
*Vishay Intertechnology, Inc.	264,417	4,362,880
*VistaPrint NV	7,396	374,533
*Vocus, Inc.	3,566	92,466
*Volterra Semiconductor Corp.	9,300	231,105
Wayside Technology Group, Inc.	4,672	56,531
*Web.com Group, Inc.	29,853	280,618
*WebMD Health Corp.	197	10,299
*Websense, Inc.	3,633	69,608
*Westell Technologies, Inc.	42,289	131,096
*Western Digital Corp.	11,683	397,456
*Winland Electronics, Inc.	300	246
*Wireless Ronin Technologies, Inc.	1,773	2,447
Wireless Xcessories Group, Inc.	1,600	1,576
*WPCS International, Inc.	2,800	7,476
*Wright Express Corp.	9,274	438,846
Xerox Corp.	174,809	1,856,472
#Xilinx, Inc.	17,283	556,513
*X-Rite, Inc.	29,935	133,510
*Yahoo!, Inc.	92,799	1,495,920
*Zebra Technologies Corp. Class A	6,400	248,960
*Zix Corp.	20,895	94,028
*Zoran Corp.	42,700	405,223
*Zygo Corp.	14,280	155,366

Total Information Technology		234,002,617

Materials — (5.2%)
A. Schulman, Inc.	25,748	549,720
*A.M. Castle & Co.	21,400	335,766
*AEP Industries, Inc.	4,680	129,589
Air Products & Chemicals, Inc.	5,600	488,600
Airgas, Inc.	7,100	444,957
#AK Steel Holding Corp.	90,300	1,435,770
Albemarle Corp.	12,074	678,076
#Alcoa, Inc.	137,624	2,280,430
#Allegheny Technologies, Inc.	7,367	480,255
#AMCOL International Corp.	15,800	472,736
*American Pacific Corp.	4,887	30,006
American Vanguard Corp.	24,924	206,620
AptarGroup, Inc.	13,500	648,810
*Arabian American Development Co.	14,459	65,065
Arch Chemicals, Inc.	19,500	706,680
Ashland, Inc.	54,786	3,180,875
Balchem Corp.	8,962	301,588
Ball Corp.	8,100	576,153
Bemis Co., Inc.	27,322	889,331

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
#Boise, Inc.	83,575	$751,339
*Brush Engineered Materials, Inc.	18,800	657,624
Buckeye Technologies, Inc.	34,477	867,441
Cabot Corp.	18,869	816,084
*Calgon Carbon Corp.	20,700	295,182
*Capital Gold Corp.	13,400	64,186
Carpenter Technology Corp.	30,815	1,268,037
Celanese Corp. Class A	2,400	99,576
*Century Aluminum Co.	89,341	1,328,501
CF Industries Holdings, Inc.	2,548	344,082
*Clearwater Paper Corp.	6,889	544,782
Cliffs Natural Resources, Inc.	10,422	890,664
*Coeur d’Alene Mines Corp.	77,082	1,802,177
Commercial Metals Co.	61,746	1,032,393
Compass Minerals International, Inc.	3,600	330,732
*Contango ORE, Inc.	1,275	12,112
*Continental Materials Corp.	20	446
*Core Molding Technologies, Inc.	3,400	20,876
*Crown Holdings, Inc.	7,500	250,200
Cytec Industries, Inc.	38,430	2,095,972
Deltic Timber Corp.	7,500	449,925
#Domtar Corp.	34,355	3,020,835
Dow Chemical Co. (The)	67,944	2,410,653
E.I. du Pont de Nemours & Co.	8,400	425,712
Eagle Materials, Inc.	30,011	870,319
#Eastman Chemical Co.	5,600	520,016
*Ferro Corp.	46,398	715,457
#*Flotek Industries, Inc.	8,292	58,376
FMC Corp.	4,300	327,058
Freeport-McMoRan Copper & Gold, Inc. Class B	6,904	750,810
Friedman Industries, Inc.	10,403	90,090
*General Moly, Inc.	62,224	316,720
*General Steel Holdings, Inc.	4,900	12,544
*Georgia Gulf Corp.	21,834	581,439
Globe Specialty Metals, Inc.	1,326	24,345
*Golden Minerals, Co.	10,967	214,953
*Graphic Packaging Holding Co.	209,681	995,985
Greif, Inc. Class A	8,800	554,840
#Greif, Inc. Class B	5,540	334,893
H.B. Fuller Co.	42,200	961,738
Hawkins, Inc.	8,643	339,411
Haynes International, Inc.	11,955	582,448
*Headwaters, Inc.	56,482	297,095
#*Hecla Mining Co.	199,350	1,794,150
*Horsehead Holding Corp.	41,698	529,982
Huntsman Corp.	103,410	1,800,368
Innophos Holdings, Inc.	20,319	673,981
*Innospec, Inc.	20,445	411,353
International Flavors & Fragrances, Inc.	1,100	62,755
International Paper Co.	38,636	1,115,808
#*Intrepid Potash, Inc.	400	14,456
Kaiser Aluminum Corp.	18,893	901,385
*KapStone Paper & Packaging Corp.	38,707	659,180
KMG Chemicals, Inc.	9,056	154,224
Koppers Holdings, Inc.	3,823	147,109
*Kraton Performance Polymers, Inc.	1,011	31,735
Kronos Worldwide, Inc.	20,353	892,072
*Landec Corp.	28,448	178,084
Limoneira Co.	1,165	26,212
*Louisiana-Pacific Corp.	127,108	1,276,164
*LSB Industries, Inc.	16,844	507,341

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Lubrizol Corp.	5,809	$624,235
#Martin Marietta Materials, Inc.	2,152	179,692
MeadWestavco Corp.	151,161	4,327,739
*Mercer International, Inc.	38,427	328,551
#*Metalline Mining Co.	3,700	4,181
Minerals Technologies, Inc.	16,140	1,017,143
#*Mines Management, Inc.	9,985	30,354
*Mod-Pac Corp.	1,671	8,238
Mosaic Co. (The)	5,700	461,928
Myers Industries, Inc.	35,052	320,375
Nalco Holding Co.	17,300	526,958
Neenah Paper, Inc.	13,961	268,889
NewMarket Corp.	3,700	469,382
Newmont Mining Corp.	16,000	881,120
NL Industries, Inc.	44,564	594,929
*Northern Technologies International Corp.	3,177	47,973
#Nucor Corp.	13,721	629,931
Olin Corp.	65,614	1,277,505
#Olympic Steel, Inc.	10,285	281,500
*OM Group, Inc.	28,871	1,044,553
*Omnova Solutions, Inc.	14,430	101,443
*Owens-Illinois, Inc.	11,028	325,216
P.H. Glatfelter Co.	43,926	528,430
Packaging Corp. of America	22,528	636,416
*Penford Corp.	11,940	70,565
*PolyOne Corp.	85,702	1,126,981
PPG Industries, Inc.	5,100	429,828
Quaker Chemical Corp.	9,600	368,448
Reliance Steel & Aluminum Co.	52,716	2,756,520
#Rock-Tenn Co. Class A	14,042	937,304
*Rockwood Holdings, Inc.	29,600	1,201,464
*Royal Gold, Inc.	9,007	417,925
RPM International, Inc.	30,156	706,555
*RTI International Metals, Inc.	29,693	857,831
#Schnitzer Steel Industries, Inc. Class A	18,700	1,153,790
Schweitzer-Maudoit International, Inc.	15,888	952,644
Scotts Miracle-Gro Co. Class A (The)	5,700	294,519
Sealed Air Corp.	21,450	572,500
*Senomyx, Inc.	20,144	119,857
Sensient Technologies Corp.	40,995	1,390,140
#Sherwin-Williams Co.	4,900	415,177
#Sigma-Aldrich Corp.	3,466	220,611
Silgan Holdings, Inc.	6,735	251,418
*Solitario Exploration & Royalty Corp.	1,300	4,550
*Solutia, Inc.	21,100	494,162
Sonoco Products Co.	10,700	380,385
*Spartech Corp.	26,974	225,233
Steel Dynamics, Inc.	54,872	998,670
#Stepan Co.	7,000	507,640
*Stillwater Mining Co.	66,500	1,441,720
Synalloy Corp.	9,022	108,715
Temple-Inland, Inc.	76,773	1,841,784
#Texas Industries, Inc.	23,012	914,267
*Titanium Metals Corp.	10,437	196,737
*U.S. Gold Corp.	99,522	636,941
*United States Lime & Minerals, Inc.	5,283	210,158
#United States Steel Corp.	33,580	1,936,559
*Universal Stainless & Alloy Products, Inc.	6,180	197,760
Valhi, Inc.	8,200	169,248
Valspar Corp.	69,104	2,582,416
*Verso Paper Corp.	1,365	6,375

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
#Vulcan Materials Co.	16,043	$682,790
#Walter Energy, Inc.	7,300	950,971
Wausau Paper Corp.	46,212	396,037
Westlake Chemical Corp.	74,956	2,902,296
#Weyerhaeuser Co.	105,147	2,437,307
Worthington Industries, Inc.	63,193	1,200,667
*WR Grace & Co.	6,200	220,038
Zep, Inc.	5,835	105,438
*Zoltek Cos., Inc.	33,077	369,801

Total Materials		104,684,877

Other — (0.0%)
*GAMCO Investors, Inc. Debentures	120	5,338
●*MAIR Holdings, Inc. Escrow Shares	3,915	—
●*Softbrands, Inc. Escrow Shares	5,800	—
●*Student Loan Corp. Escrow Shares	12,023	30,058
●*Voyager Learning Co. Escrow Shares	5,149	—

Total Other		35,396

Real Estate Investment Trusts — (0.0%)
Sabra Healthcare REIT, Inc.	14,072	261,880

Telecommunication Services — (2.2%)
AboveNet, Inc.	10,784	642,295
#Alaska Communications Systems Group, Inc.	12,252	112,718
*Arbinet Corp.	1,125	10,575
AT&T, Inc.	668,548	18,398,441
Atlantic Tele-Network, Inc.	12,094	451,711
*Cbeyond, Inc.	18,494	270,937
#CenturyLink, Inc.	40,908	1,768,862
*Cincinnati Bell, Inc.	40,400	115,140
*Cogent Communications Group, Inc.	19,118	260,770
Consolidated Communications Holdings, Inc.	20,794	369,094
*Crown Castle International Corp.	17,600	742,192
*FiberTower Corp.	23,603	87,331
Frontier Communications Corp.	296,104	2,715,274
*General Communications, Inc. Class A	42,291	512,144
*Global Crossing, Ltd.	10,846	144,577
HickoryTech Corp.	11,368	114,703
*Hughes Communications, Inc.	12,150	741,393
IDT Corp. Class B	16,419	378,130
*Iridium Communications, Inc.	15,006	115,246
*Leap Wireless International, Inc.	29,552	413,137
*MetroPCS Communications, Inc.	74,060	957,596
*Neutral Tandem, Inc.	21,340	322,661
*NII Holdings, Inc.	3,880	162,882
NTELOS Holdings Corp.	12,643	254,883
*PAETEC Holding Corp.	34,800	137,460
*Premiere Global Services, Inc.	37,701	234,877
#*SBA Communications Corp.	3,000	122,400
Shenandoah Telecommunications Co.	19,228	321,684
*Sprint Nextel Corp.	383,415	1,733,036
*SureWest Communications	12,608	138,184
Telephone & Data Systems, Inc.	41,604	1,487,343
Telephone & Data Systems, Inc. Special Shares	36,815	1,134,638
#*tw telecom, Inc.	4,582	78,581
*United States Cellular Corp.	12,776	622,702
USA Mobility, Inc.	23,864	407,597
Verizon Communications, Inc.	201,388	7,173,441
Warwick Valley Telephone Co.	4,994	73,811
Windstream Corp.	45,382	581,343

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
*Xeta Corp.	8,311	$28,257

Total Telecommunication Services		44,338,046

Utilities — (1.3%)
*AES Corp.	191,128	2,369,987
AGL Resources, Inc.	6,800	249,560
ALLETE, Inc.	8,800	324,808
Alliant Energy Corp.	700	26,012
American States Water Co.	4,325	147,050
#Aqua America, Inc.	7,761	179,434
Artesian Resources Corp.	2,233	42,472
Atmos Energy Corp.	8,282	269,993
Avista Corp.	13,600	308,040
#Black Hills Corp.	9,122	282,873
#*Cadiz, Inc.	3,366	39,752
California Water Service Group	7,689	280,648
*Calpine Corp.	153,334	2,188,076
CenterPoint Energy, Inc.	1,100	17,765
Central Vermont Public Service Corp.	6,594	141,573
CH Energy Group, Inc.	6,000	291,660
Chesapeake Utilities Corp.	3,236	126,528
Cleco Corp.	12,515	391,219
#CMS Energy Corp.	19,300	376,350
Connecticut Water Services, Inc.	3,934	96,265
Consolidated Water Co., Ltd.	2,178	23,827
Delta Natural Gas Co., Inc.	929	30,285
DPL, Inc.	4,999	130,874
*Dynegy, Inc.	45,712	287,528
*El Paso Electric Co.	10,600	285,670
Empire District Electric Co.	9,356	201,341
Energen Corp.	2,613	146,067
*Environmental Power Corp.	1,800	10
Gas Natural, Inc.	1,513	16,310
*GenOn Energy, Inc.	577,098	2,389,186
#Great Plains Energy, Inc.	11,477	225,867
#Hawaiian Electric Industries, Inc.	7,998	199,150
IDACORP, Inc.	10,988	410,622
#Integrys Energy Group, Inc.	6,907	328,704
ITC Holdings Corp.	5,500	361,350
Laclede Group, Inc.	5,586	212,268
MDU Resources Group, Inc.	611	12,972
MGE Energy, Inc.	5,519	224,623
Middlesex Water Co.	10,550	187,579
National Fuel Gas Co.	2,800	191,352
New Jersey Resources Corp.	8,464	355,149
#Nicor, Inc.	5,100	257,397
Northeast Utilities, Inc.	5,500	181,060
Northwest Natural Gas Co.	6,531	291,021
NorthWestern Corp.	8,700	245,688
*NRG Energy, Inc.	113,137	2,347,593
#NSTAR	7,800	338,364
NV Energy, Inc.	18,387	264,221
OGE Energy Corp.	5,300	243,217
Oneok, Inc.	900	53,001
Ormat Technologies, Inc.	30,993	953,345
Otter Tail Corp.	8,800	199,496
Pennichuck Corp.	3,741	105,122
#Piedmont Natural Gas Co.	6,300	176,778
Pinnacle West Capital Corp.	7,400	301,254
PNM Resources, Inc.	20,600	268,418
Portland General Electric Co.	17,700	395,418

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
Public Service Enterprise Group, Inc.	55,184	$1,789,617
Questar Corp.	16,918	294,881
RGC Resources, Inc.	200	6,346
SJW Corp.	17,289	422,543
#South Jersey Industries, Inc.	7,448	389,084
Southwest Gas Corp.	11,154	415,375
TECO Energy, Inc.	16,300	300,083
UGI Corp.	9,400	294,690
UIL Holdings Corp.	11,528	348,030
Unisource Energy Corp.	8,700	311,547
Unitil Corp.	5,773	127,006
Vectren Corp.	7,293	193,192
#Westar Energy, Inc.	9,300	237,150
WGL Holdings, Inc.	6,200	223,572
York Water Co.	4,220	71,191

Total Utilities		26,416,499

TOTAL COMMON STOCKS		1,806,877,114

RIGHTS/WARRANTS — (0.0%)
●*Avalon Contingent Value Rights	6,200	—
*Celgene Corp. Contingent Value Rights	5,190	12,300
●*Contra Pharmacopeia Contingent Value Rights	9,274	—
●*Emergent Biosolutions, Inc. Contingent Value Rights	3,245	—
●*U.S. Concrete, Inc. Warrants A 08/31/17	567	—
●*U.S. Concrete, Inc. Warrants B 08/31/17	567	—
*Valley National Bancorp Warrants 06/30/15	106	303

TOTAL RIGHTS/WARRANTS		12,603

TEMPORARY CASH INVESTMENTS — (0.4%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	7,865,236	7,865,236

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (9.5%)
§@DFA Short Term Investment Fund	189,534,710	189,534,710
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $1,497,626 FNMA 6.000%, 10/01/39, valued at $1,159,961) to be repurchased at $1,126,182	$1,126	1,126,175

TOTAL SECURITIES LENDING COLLATERAL		190,660,885

TOTAL INVESTMENTS — (100.0%) (Cost $1,792,933,660)##		$2,005,415,838

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$271,709,846	—	—	$271,709,846
Consumer Staples	88,489,448	—	—	88,489,448
Energy	197,202,035	$28,738	—	197,230,773
Financials	438,175,496	2,297	—	438,177,793
Health Care	149,072,581	24,012	—	149,096,593
Industrials	252,433,346	—	—	252,433,346
Information Technology	234,002,617	—	—	234,002,617
Materials	104,684,877	—	—	104,684,877
Other	5,338	30,058	—	35,396
Real Estate Investment Trusts	261,880	—	—	261,880
Telecommunication Services	44,338,046	—	—	44,338,046
Utilities	26,416,499	—	—	26,416,499
Rights/Warrants	12,603	—	—	12,603
Temporary Cash Investments	7,865,236	—	—	7,865,236
Securities Lending Collateral	—	190,660,885	—	190,660,885

TOTAL	$1,814,669,848	$190,745,990	—	$2,005,415,838

See accompanying Notes to Schedules of Investments.

U.S. SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value†
COMMON STOCKS — (80.2%)
Consumer Discretionary — (13.7%)
*1-800-FLOWERS.COM, Inc.	90,313	$247,458
*4Kids Entertainment, Inc.	241,319	164,097
*99 Cents Only Stores	271,756	4,049,164
#Aaron’s, Inc.	254,604	4,885,851
*AC Moore Arts & Crafts, Inc.	218,047	477,523
#Acme United Corp.	7,700	77,000
*AFC Enterprises, Inc.	89,877	1,339,167
*AH Belo Corp.	64,354	521,911
Aldila, Inc.	71,403	371,296
*All American Group, Inc.	281,012	64,661
Ambassadors Group, Inc.	62,176	686,423
Amcon Distributing Co.	2,269	178,048
*American Apparel, Inc.	183,064	188,556
*American Axle & Manufacturing Holdings, Inc.	240,887	3,444,684
*American Biltrite, Inc.	4,514	29,522
#American Greetings Corp. Class A	50,900	1,106,057
#*American Public Education, Inc.	53,271	1,787,775
*America’s Car-Mart, Inc.	38,527	960,863
*Amerigon, Inc.	78,490	854,756
#Ameristar Casinos, Inc.	146,971	2,257,475
#*AnnTaylor Stores Corp.	196,870	4,354,764
Arbitron, Inc.	87,699	3,656,171
*Arctic Cat, Inc.	46,748	748,903
Ark Restaurants Corp.	18,130	262,885
*Asbury Automotive Group, Inc.	162,017	2,982,733
*Ascena Retail Group, Inc.	66,314	1,797,773
*Ascent Media Corp.	46,405	1,765,246
*Atrinsic, Inc.	33,141	81,858
*Audiovox Corp. Class A	171,582	1,231,959
*Bakers Footwear Group, Inc.	24,144	22,937
*Ballantyne Strong, Inc.	47,063	353,914
#Barnes & Noble, Inc.	198,887	3,132,470
*Bassett Furniture Industries, Inc.	171,798	1,202,586
*Beasley Broadcast Group, Inc.	72,753	389,229
#*Beazer Homes USA, Inc.	253,406	1,355,722
bebe stores, Inc.	335,577	1,884,265
*Belo Corp.	296,118	1,995,835
*Benihana, Inc.	5,551	45,740
*Benihana, Inc. Class A	17,313	141,274
#Big 5 Sporting Goods Corp.	70,479	893,674
*Biglari Holdings, Inc.	5,646	2,427,780
#*BJ’s Restaurants, Inc.	102,414	3,618,287
*Black Diamond, Inc.	32,100	226,305
#*Blockbuster, Inc. Class A	777,209	83,239
#*Blue Nile, Inc.	50,397	2,865,069
*Bluegreen Corp.	96,841	338,943
Blyth, Inc.	26,708	897,923
Bob Evans Farms, Inc.	109,637	3,451,373
*Bon-Ton Stores, Inc. (The)	129,659	1,437,918
Books-A-Million, Inc.	48,136	273,894
#*Borders Group, Inc.	155,476	113,497
Bowl America, Inc. Class A	6,628	86,992
#*Boyd Gaming Corp.	224,004	2,428,203
#*Bridgepoint Education, Inc.	158,560	2,895,306
Brinker International, Inc.	256,406	6,033,233
*Broadview Institute, Inc.	200	282
*Brookfield Homes Corp.	84,410	1,191,869
Brown Shoe Co., Inc.	224,000	2,838,080

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Brunswick Corp.	170,581	$3,397,974
#Buckle, Inc.	163,550	5,846,912
#*Buffalo Wild Wings, Inc.	63,643	2,785,654
*Build-A-Bear-Workshop, Inc.	68,395	523,906
#*Cabela’s, Inc.	224,659	5,594,009
*Cache, Inc.	39,859	149,870
*California Coastal Communities, Inc.	132,938	1,329
*California Pizza Kitchen, Inc.	88,327	1,414,115
#Callaway Golf Co.	241,997	1,778,678
*Cambium Learning Group, Inc.	106,248	347,431
*Canterbury Park Holding Corp.	11,257	151,407
#*Capella Education Co.	48,593	2,781,949
*Caribou Coffee Co., Inc.	50,498	455,492
*Carmike Cinemas, Inc.	172,114	1,125,626
*Carriage Services, Inc.	155,534	794,779
*Carrols Restaurant Group, Inc.	86,324	604,268
#*Carter’s, Inc.	229,859	6,367,094
*Casual Male Retail Group, Inc.	166,929	701,102
Cato Corp. Class A	97,125	2,373,735
*Cavco Industries, Inc.	19,366	797,686
*CEC Entertainment, Inc.	86,216	3,185,681
#*Charles & Colvard, Ltd.	54,978	151,189
*Charming Shoppes, Inc.	311,669	969,291
#*Cheesecake Factory, Inc.	207,404	6,120,492
#Cherokee, Inc.	31,259	501,082
#*Children’s Place Retail Stores, Inc. (The)	101,363	4,246,096
Christopher & Banks Corp.	103,701	592,133
*Chromcraft Revington, Inc.	22,839	40,882
Churchill Downs, Inc.	52,000	2,153,320
Cinemark Holdings, Inc.	242,757	4,114,731
#*Citi Trends, Inc.	43,043	985,685
*CKX, Inc.	142,599	453,465
*Coast Distribution System, Inc.	46,830	183,574
*Cobra Electronics Corp.	3,395	11,679
#*Coinstar, Inc.	107,416	4,445,948
#*Coldwater Creek, Inc.	221,713	645,185
#*Collective Brands, Inc.	197,879	4,028,816
Collectors Universe, Inc.	60,699	840,681
#Columbia Sportswear Co.	80,659	4,918,586
*Comstock Homebuilding Companies, Inc.	4,766	6,053
#*Conn’s, Inc.	94,269	416,669
#Cooper Tire & Rubber Co.	246,001	5,623,583
*Core-Mark Holding Co., Inc.	37,033	1,253,197
#*Corinthian Colleges, Inc.	206,637	1,091,043
#*Cosi, Inc.	4,600	6,394
*Cost Plus, Inc.	82,825	704,012
#CPI Corp.	26,161	520,604
Cracker Barrel Old Country Store, Inc.	91,799	4,725,813
*Craftmade International, Inc.	15,198	71,431
#*Crocs, Inc.	337,291	5,528,199
#*Crown Media Holdings, Inc.	54,717	131,321
CSS Industries, Inc.	28,400	521,424
*Culp, Inc.	39,620	395,804
#*Cumulus Media, Inc.	854,071	3,262,551
*Cybex International, Inc.	400	300
*Daily Journal Corp.	200	14,200
*Dana Holding Corp.	407,323	7,299,228
#*Deckers Outdoor Corp.	107,700	7,904,103
*Decorator Industries, Inc.	18,253	15,333
*dELiA*s, Inc.	28,201	52,172
*Delta Apparel, Inc.	14,180	182,497

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Destination Maternity Corp.	17,864	$724,028
#Dillard’s, Inc.	187,213	7,436,100
*DineEquity, Inc.	64,013	3,301,791
*Dixie Group, Inc.	114,811	509,761
*Dolan Media Co.	105,954	1,452,629
#*Domino’s Pizza, Inc.	223,338	3,662,743
*Dorman Products, Inc.	62,401	2,007,440
#Dover Downs Gaming & Entertainment, Inc.	45,681	157,143
*Dover Motorsports, Inc.	58,912	110,755
#Drew Industries, Inc.	69,927	1,651,676
#*drugstore.com, Inc.	271,970	480,027
#*DSW, Inc.	65,142	2,168,577
*Duckwall-ALCO Stores, Inc.	4,953	65,776
#*Eastman Kodak Co.	650,910	2,382,331
*EDCI Holdings, Inc.	20,657	64,656
#Educational Development Corp.	15,790	107,372
*Einstein Noah Restaurant Group, Inc.	54,765	851,048
*ELXSI Corp.	1,800	3,348
Emerson Radio Corp.	210,200	447,726
*Emmis Communications Corp. Class A	89,399	91,187
#*Empire Resorts, Inc.	86,919	75,385
#*Entercom Communications Corp.	98,626	966,535
*Entravision Communications Corp.	189,319	408,929
Escalade, Inc.	41,465	257,083
#Ethan Allen Interiors, Inc.	94,436	2,115,366
*Ever-Glory International Group, Inc.	1,580	3,713
*EW Scripps Co. Class A (The)	141,560	1,285,365
*Exide Technologies	268,617	2,581,409
*Famous Dave’s of America, Inc.	28,693	288,652
*Federal Screw Works	1,562	5,467
*Federal-Mogul Corp.	137,531	3,240,230
Finish Line, Inc. Class A	201,010	3,093,544
*Fisher Communications, Inc.	22,278	537,791
*Flanigan’s Enterprises, Inc.	5,680	47,201
Flexsteel Industries, Inc.	20,535	347,452
Foot Locker, Inc.	1,374	24,540
*Footstar, Inc.	22,800	21,660
*Frederick’s of Hollywood Group, Inc.	3,755	3,154
Fred’s, Inc.	134,106	1,801,044
Frisch’s Restaurants, Inc.	22,210	469,964
#*Fuel Systems Solutions, Inc.	68,650	1,786,960
*Full House Resorts, Inc.	41,291	185,397
*Furniture Brands International, Inc.	175,356	789,102
Gaiam, Inc.	57,153	436,077
*GameTech International, Inc.	12,400	5,703
Gaming Partners International Corp.	8,834	61,043
*Gaylord Entertainment Co.	185,561	6,186,604
*Genesco, Inc.	89,418	3,320,090
#*G-III Apparel Group, Ltd.	65,873	2,298,309
*Global Traffic Network, Inc.	43,693	468,826
*Golfsmith International Holdings, Inc.	2,492	9,818
*Grand Canyon Education, Inc.	140,339	2,538,733
*Gray Television, Inc.	152,948	302,837
*Gray Television, Inc. Class A	27,139	47,493
*Great Wolf Resorts, Inc.	227,308	661,466
#Group 1 Automotive, Inc.	88,538	3,350,278
*Hallwood Group, Inc.	1,056	26,400
*Hampshire Group, Ltd.	8,000	30,400
*Harris Interactive, Inc.	1,008,708	1,139,840
Harte-Hanks, Inc.	237,799	2,965,354
*Hastings Entertainment, Inc.	44,803	248,209

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Haverty Furniture Cos., Inc.	64,701	$779,000
Haverty Furniture Cos., Inc. Class A	2,292	28,077
*Heelys, Inc.	25,882	77,128
*Helen of Troy, Ltd.	106,695	2,994,929
#*hhgregg, Inc.	125,956	2,308,773
#*Hibbett Sporting Goods, Inc.	98,151	3,142,795
#Hillenbrand, Inc.	198,550	4,290,666
Hooker Furniture Corp.	36,446	488,741
Hot Topic, Inc.	173,845	943,978
#*Hovnanian Enterprises, Inc.	221,469	978,893
*HSN, Inc.	219,475	6,180,416
*Iconix Brand Group, Inc.	249,077	4,944,178
*Image Entertainment, Inc.	62,518	9,221
*Infosonics Corp.	41,850	44,780
#*Insignia Systems, Inc.	16,051	113,320
International Speedway Corp.	85,460	2,472,358
*Interval Leisure Group, Inc.	197,686	3,097,740
#*iRobot Corp.	84,814	2,289,978
*Isle of Capri Casinos, Inc.	51,139	481,729
*J. Alexander’s Corp.	16,782	85,756
*Jack in the Box, Inc.	196,282	4,306,427
#*Jackson Hewitt Tax Service, Inc.	63,357	98,837
*Jaclyn, Inc.	2,235	12,907
#*JAKKS Pacific, Inc.	80,915	1,399,020
*Jamba, Inc.	131,828	288,703
*Jo-Ann Stores, Inc.	90,254	5,445,024
*Johnson Outdoors, Inc. Class A	15,027	228,711
Jones Group, Inc. (The)	244,005	3,096,423
#*Jos. A. Bank Clothiers, Inc.	96,211	4,111,096
*Journal Communications, Inc.	191,973	921,470
#*K12, Inc.	108,534	2,957,552
#KB Home	308,132	4,572,679
*Kenneth Cole Productions, Inc. Class A	33,667	459,218
*Kid Brands, Inc.	208,708	1,901,330
*Kirkland’s, Inc.	57,392	760,157
#*Knology, Inc.	184,745	2,702,819
*Kona Grill, Inc.	5,699	28,552
Koss Corp.	22,904	134,905
#*Krispy Kreme Doughnuts, Inc.	234,071	1,533,165
KSW, Inc.	21,084	80,119
#*K-Swiss, Inc. Class A	93,617	1,076,596
Lacrosse Footwear, Inc.	28,328	437,101
*Lakeland Industries, Inc.	13,569	120,357
*Lakes Entertainment, Inc.	27,650	78,802
*Lazare Kaplan International, Inc.	9,600	14,064
#*La-Z-Boy, Inc.	181,740	1,512,077
#*Leapfrog Enterprises, Inc.	146,951	567,231
Learning Tree International, Inc.	42,681	370,471
#*Lee Enterprises, Inc.	507,731	1,462,265
#*Libbey, Inc.	67,652	1,033,046
*Liberty Media Corp. Capital Class A	6,623	434,866
*Liberty Media Corp. Capital Class B	1,897	123,400
*Life Time Fitness, Inc.	146,601	5,846,448
*Lifetime Brands, Inc.	54,658	663,002
*LIN TV Corp. Class A	160,116	771,759
#Lincoln Educational Services Corp.	78,137	1,179,869
Lithia Motors, Inc.	162,170	2,189,295
#*Live Nation Entertainment, Inc.	182,066	1,893,486
#*Liz Claiborne, Inc.	259,770	1,283,264
#*LodgeNet Interactive Corp.	62,564	215,220
*Luby’s, Inc.	261,262	1,507,482

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Lumber Liquidators Holdings, Inc.	2,023	$56,523
*M/I Homes, Inc.	64,841	950,569
Mac-Gray Corp.	45,125	664,691
*Madison Square Garden, Inc.	108,713	2,741,742
*Maidenform Brands, Inc.	81,776	2,104,914
Marcus Corp.	72,670	861,140
#*Marine Products Corp.	127,349	916,913
*MarineMax, Inc.	79,876	722,079
#*Martha Stewart Living Omnimedia, Inc. Class A	83,713	323,969
#Matthews International Corp. Class A	103,218	3,658,046
*MAXXAM, Inc.	253	175,202
#*McClatchy Co. (The)	210,041	1,071,209
*McCormick & Schmick’s Seafood Restaurants, Inc.	75,989	683,901
McRae Industries, Inc. Class A	2,500	34,250
MDC Holdings, Inc.	155,555	4,808,205
*Meade Instruments Corp.	18,323	67,062
*Media General, Inc. Class A	80,211	402,659
#*Mediacom Communications Corp. Class A	131,492	1,152,527
Men’s Wearhouse, Inc. (The)	184,903	4,846,308
#Meredith Corp.	127,710	4,303,827
*Meritage Homes Corp.	112,461	2,582,105
*Midas, Inc.	45,091	320,597
*Modine Manufacturing Co.	166,477	2,746,870
*Monarch Casino & Resort, Inc.	49,204	533,371
#Monro Muffler Brake, Inc.	105,739	3,497,846
*Morgan’s Foods, Inc.	800	1,880
#*Morgans Hotel Group Co.	63,121	570,298
*Morton’s Restaurant Group, Inc.	63,710	408,381
*Motorcar Parts of America, Inc.	40,786	587,318
*Movado Group, Inc.	62,934	906,879
*MTR Gaming Group, Inc.	59,627	136,546
*Multimedia Games, Inc.	104,234	555,567
*Nathan’s Famous, Inc.	18,989	306,862
National CineMedia, Inc.	185,899	3,279,258
*Nautilus, Inc.	231,922	565,890
*Navarre Corp.	94,313	200,887
*New Frontier Media, Inc.	3,200	6,336
*New York & Co., Inc.	195,298	1,091,716
#*New York Times Co. Class A (The)	493,277	4,987,030
#*Nexstar Broadcasting Group, Inc.	30,446	149,490
*Nobel Learning Communities, Inc.	16,425	144,047
*Nobility Homes, Inc.	13,683	109,874
#Nutri/System, Inc.	96,860	1,836,466
*O’Charley’s, Inc.	76,226	527,484
*Office Depot, Inc.	969,766	5,091,272
*OfficeMax, Inc.	297,615	4,782,673
*Orbitz Worldwide, Inc.	286,567	1,470,089
*Orient-Express Hotels, Ltd.	337,906	4,108,937
*Orleans Homebuilders, Inc.	167,606	14,247
Outdoor Channel Holdings, Inc.	70,650	565,200
#*Overstock.com, Inc.	66,300	989,196
Oxford Industries, Inc.	94,121	2,227,844
*P & F Industries, Inc. Class A	9,766	36,525
#P.F. Chang’s China Bistro, Inc.	78,081	3,594,849
#*Pacific Sunwear of California, Inc.	224,707	957,252
#*Palm Harbor Homes, Inc.	245,805	9,832
*Papa John’s International, Inc.	90,541	2,598,527
#*Peet’s Coffee & Tea, Inc.	41,170	1,571,047
*Penske Automotive Group, Inc.	313,152	5,292,269
Pep Boys - Manny, Moe & Jack (The)	197,686	2,755,743
*Perfumania Holdings, Inc.	2,175	17,378

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Perry Ellis International, Inc.	72,977	$2,054,303
#PetMed Express, Inc.	74,574	1,125,322
#*Pier 1 Imports, Inc.	682,993	6,399,644
#*Pinnacle Entertainment, Inc.	224,382	3,383,681
*Playboy Enterprises, Inc. Class A	1,239	7,576
*Playboy Enterprises, Inc. Class B	68,621	421,333
*Point.360	4,284	3,856
#Polaris Industries, Inc.	69,139	5,318,172
#Pool Corp.	168,082	4,097,839
#*Pre-Paid Legal Services, Inc.	39,650	2,610,556
#Primedia, Inc.	196,673	1,036,467
*Princeton Review, Inc.	143,936	160,489
*Q.E.P. Co., Inc.	10,314	145,737
#*Quantum Fuel Systems Technologies Worldwide, Inc.	121,943	54,569
*Quiksilver, Inc.	557,253	2,490,921
#*Radio One, Inc.	1,068,442	1,335,552
*RC2 Corp.	97,176	1,974,616
*Reading International, Inc. Class A	23,403	118,653
*Reading International, Inc. Class B	2,710	22,832
*Red Lion Hotels Corp.	61,539	472,004
*Red Robin Gourmet Burgers, Inc.	53,000	1,093,920
Regis Corp.	199,319	3,340,586
Rent-A-Center, Inc.	191,293	5,689,054
*Rentrak Corp.	30,679	841,985
*Retail Ventures, Inc.	176,249	2,657,835
RG Barry Corp.	34,335	363,264
*Rick’s Cabaret International, Inc.	27,554	240,822
#*Riviera Holdings Corp.	10,000	2,250
*Rockford Corp.	25,270	45,865
*Rocky Brands, Inc.	100,770	1,108,470
#*Ruby Tuesday, Inc.	219,889	2,964,104
*Rue21, Inc.	8,389	247,476
*Ruth’s Hospitality Group, Inc.	123,531	575,654
#Ryland Group, Inc. (The)	150,004	2,670,071
*Saga Communications, Inc.	14,957	386,638
#*Saks, Inc.	530,954	6,222,781
Salem Communications Corp.	141,441	451,197
#*Sally Beauty Holdings, Inc.	492,283	6,478,444
Scholastic Corp.	114,133	3,393,174
*Scientific Games Corp.	195,748	2,020,119
#*Sealy Corp.	250,352	663,433
*Select Comfort Corp.	163,119	1,657,289
Service Corp. International	327,329	2,837,942
Shiloh Industries, Inc.	222,539	2,875,204
*Shoe Carnival, Inc.	45,265	1,120,309
*Shuffle Master, Inc.	187,679	1,939,662
#*Shutterfly, Inc.	92,637	3,083,886
*Silverleaf Resorts, Inc.	13,823	19,352
Sinclair Broadcast Group, Inc. Class A	476,431	4,178,300
*Skechers U.S.A., Inc. Class A	85,600	1,760,792
Skyline Corp.	48,720	978,785
#*Smith & Wesson Holding Corp.	185,979	660,225
Sonesta International Hotels Corp. Class A	2,393	48,123
#Sonic Automotive, Inc.	138,429	1,723,441
*Sonic Corp.	209,526	2,009,354
*Spanish Broadcasting System, Inc.	466,076	438,111
Spartan Motors, Inc.	111,760	697,382
*Spectrum Group International, Inc.	91,217	201,133
#Speedway Motorsports, Inc.	119,222	1,726,335
*Sport Chalet, Inc. Class A	29,619	73,455
*Sport Chalet, Inc. Class B	4,108	11,708

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Sport-Haley, Inc.	2,900	$1,856
*Sports Club Co., Inc. (The)	19,000	7,125
Stage Stores, Inc.	142,427	2,207,618
Standard Motor Products, Inc.	154,240	1,867,846
#*Standard Pacific Corp.	536,597	2,361,027
*Stanley Furniture, Inc.	33,852	140,486
*Star Buffet, Inc.	2,700	5,400
Stein Mart, Inc.	178,776	1,400,710
*Steiner Leisure, Ltd.	51,742	2,293,205
*Steinway Musical Instruments, Inc.	33,632	642,708
#*Steven Madden, Ltd.	108,200	4,129,994
#Stewart Enterprises, Inc.	260,896	1,664,516
*Stoneridge, Inc.	99,091	1,461,592
Strattec Security Corp.	12,034	387,495
#Sturm Ruger & Co., Inc.	69,135	1,030,803
Superior Industries International, Inc.	103,085	2,061,700
*Syms Corp.	34,840	220,189
#*Systemax, Inc.	103,968	1,420,203
#*Talbots, Inc.	35,503	193,846
*Tandy Brands Accessories, Inc.	14,700	42,630
Tandy Leather Factory, Inc.	2,917	14,993
#*Tenneco, Inc.	167,225	6,911,409
#*Texas Roadhouse, Inc.	244,057	4,056,227
Thor Industries, Inc.	172,973	6,427,677
*Timberland Co. Class A	155,630	4,159,990
*Town Sports International Holdings, Inc.	78,479	324,118
Tractor Supply Co.	127,532	6,543,667
*Trans World Entertainment Corp.	481,632	852,489
#*True Religion Apparel, Inc.	73,707	1,514,679
*Tuesday Morning Corp.	169,405	838,555
*Ulta Salon Cosmetics & Fragrance, Inc.	169,958	6,295,244
#*Under Armour, Inc. Class A	94,520	5,657,967
#*Unifi, Inc.	146,844	2,442,016
*Universal Electronics, Inc.	46,259	1,217,999
Universal Technical Institute, Inc.	75,299	1,374,207
*US Auto Parts Network, Inc.	100,300	832,490
#*Vail Resorts, Inc.	125,957	6,052,234
#*Valassis Communications, Inc.	156,936	4,761,438
#Value Line, Inc.	27,212	358,382
*Valuevision Media, Inc. Class A	273,801	1,694,828
*VCG Holding Corp.	30,155	66,643
*Vitamin Shoppe, Inc.	57,208	1,815,210
#Volcom, Inc.	77,253	1,282,400
*WABCO Holdings, Inc.	140,934	8,230,546
*Walking Co. Holdings, Inc. (The)	3,061	7,806
#*Warner Music Group Corp.	411,543	2,152,370
*Waxman Industries, Inc.	600	1,800
*Wells-Gardner Electronics Corp.	33,126	90,103
*West Marine, Inc.	149,009	1,905,825
#*Westwood One, Inc.	3,210	25,552
*Wet Seal, Inc. (The)	331,049	1,132,188
Weyco Group, Inc.	53,727	1,242,706
Williams Controls, Inc.	10,797	113,368
#Winmark Corp.	24,278	821,325
#*Winnebago Industries, Inc.	80,317	1,196,723
*WisdomTree Investments, Inc.	4,500	22,725
Wolverine World Wide, Inc.	170,330	5,425,010
#World Wrestling Entertainment, Inc.	75,700	912,185
#*Xanadoo Co.	170	35,700
*Zale Corp.	19,000	88,730

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Zumiez, Inc.	107,428	$2,494,478

Total Consumer Discretionary		675,537,706

Consumer Staples — (2.7%)
#Alico, Inc.	21,130	530,574
#*Alliance One International, Inc.	320,716	1,228,342
#Andersons, Inc. (The)	66,213	2,567,740
Arden Group, Inc. Class A	3,801	301,153
#B&G Foods, Inc.	179,058	2,404,749
#*Boston Beer Co., Inc. Class A	31,535	2,838,465
Bridgford Foods Corp.	16,812	201,408
*Cagle’s, Inc. Class A	14,045	111,517
#Calavo Growers, Inc.	71,745	1,655,875
#Cal-Maine Foods, Inc.	70,765	2,006,895
Casey’s General Stores, Inc.	151,677	6,444,756
CCA Industries, Inc.	16,864	101,353
*Central European Distribution Corp.	26,485	607,566
*Central Garden & Pet Co.	70,866	688,109
*Central Garden & Pet Co. Class A	174,662	1,655,796
*Chiquita Brands International, Inc.	143,702	2,215,885
Coca-Cola Bottling Co.	32,986	1,781,904
#Coffee Holding Co., Inc.	12,300	48,216
*Craft Brewers Alliance, Inc.	60,390	443,263
*Darling International, Inc.	287,933	3,901,492
#Diamond Foods, Inc.	76,859	3,825,272
#*Dole Food Co., Inc.	80,617	1,127,026
*Elizabeth Arden, Inc.	97,933	2,506,105
Farmer Brothers Co.	35,365	458,684
Fresh Del Monte Produce, Inc.	201,037	5,317,429
*Glacier Water Services, Inc.	3,500	83,738
Golden Enterprises, Inc.	34,619	110,781
#*Great Atlantic & Pacific Tea Co.	121,430	26,715
Griffin Land & Nurseries, Inc. Class A	22,063	646,887
*Hain Celestial Group, Inc.	152,814	4,069,437
*Harbinger Group, Inc.	30,550	175,968
*Heckmann Corp.	272,477	1,316,064
#*HQ Sustainable Maritime Industries, Inc.	29,341	126,753
*IGI Labratories, Inc.	934	1,634
Imperial Sugar Co.	46,152	552,901
Ingles Markets, Inc.	43,942	851,157
#Inter Parfums, Inc.	101,688	1,814,114
#J & J Snack Foods Corp.	59,382	2,521,954
*John B. Sanfilippo & Son, Inc.	65,007	738,480
*Katy Industries, Inc.	11,399	11,969
#Lancaster Colony Corp.	91,479	5,083,488
#*Lifeway Foods, Inc.	53,714	493,632
*Mannatech, Inc.	58,760	104,593
#*Medifast, Inc.	50,759	1,214,155
MGP Ingredients, Inc.	54,955	519,050
Nash-Finch Co.	39,650	1,493,616
#National Beverage Corp.	128,419	1,727,236
*Natural Alternatives International, Inc.	21,106	112,073
*Nature’s Sunshine Products, Inc.	35,884	292,455
Nu Skin Enterprises, Inc. Class A	192,493	5,790,189
*Nutraceutical International Corp.	32,451	450,095
Oil-Dri Corp. of America	22,055	420,809
*Omega Protein Corp.	67,117	547,675
*Orchids Paper Products Co.	22,317	267,804
*Overhill Farms, Inc.	45,652	272,086
*Pantry, Inc.	80,268	1,338,068
*Parlux Fragrances, Inc.	68,206	227,808

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*PC Group, Inc.	33,567	$7,385
*Physicians Formula Holdings, Inc.	61,406	236,413
#*Pilgrim’s Pride Corp.	178,257	1,244,234
#*Pizza Inn, Inc.	8,932	17,060
*Prestige Brands Holdings, Inc.	174,947	1,931,415
PriceSmart, Inc.	104,676	3,819,627
*Reddy Ice Holdings, Inc.	56,025	194,967
Reliv’ International, Inc.	29,422	67,671
*Revlon, Inc.	116,250	1,132,275
#Rocky Mountain Chocolate Factory, Inc.	8,084	83,023
#Ruddick Corp.	167,084	5,630,731
#Sanderson Farms, Inc.	65,934	2,710,547
*Scheid Vineyards, Inc.	440	4,180
Schiff Nutrition International, Inc.	69,712	517,263
*Seneca Foods Corp.	29,341	815,680
*Seneca Foods Corp. Class B	2,800	77,504
*Smart Balance, Inc.	209,742	840,017
Snyders-Lance, Inc.	113,622	2,356,520
Spartan Stores, Inc.	77,360	1,120,946
*Spectrum Brands Holdings, Inc.	16,598	544,082
#*Star Scientific, Inc.	298,495	471,622
Stephan Co. (The)	3,400	8,670
*Susser Holdings Corp.	59,491	857,860
Tasty Baking Co.	123,937	452,370
*Tofutti Brands, Inc.	19,440	49,572
#Tootsie Roll Industries, Inc.	123,030	3,403,010
#*TreeHouse Foods, Inc.	115,941	5,547,777
#*United Natural Foods, Inc.	167,295	6,189,915
#United-Guardian, Inc.	13,486	193,389
#Universal Corp.	74,903	2,838,075
#*USANA Health Sciences, Inc.	53,935	2,045,215
#Vector Group, Ltd.	265,436	4,249,630
Village Super Market, Inc.	32,388	1,017,307
#WD-40 Co.	56,854	2,238,342
#Weis Markets, Inc.	88,247	3,488,404
*Winn-Dixie Stores, Inc.	148,696	948,680

Total Consumer Staples		135,724,336

Energy — (5.2%)
#*Abraxas Petroleum Corp.	118,900	569,531
Adams Resources & Energy, Inc.	16,018	400,610
#*Allis-Chalmers Energy, Inc.	317,387	2,405,793
Alon USA Energy, Inc.	146,798	1,146,492
*Approach Resources, Inc.	92,660	2,471,242
#*ATP Oil & Gas Corp.	204,870	3,474,595
*Barnwell Industries, Inc.	25,007	187,052
*Basic Energy Services, Inc.	144,797	2,643,993
#Berry Petroleum Corp. Class A	117,708	5,493,432
*Bill Barrett Corp.	150,606	6,171,834
#*BioFuel Energy Corp.	57,177	65,182
●*BioFuel Energy Corp. Depository Shares Series A	144,166	164,349
*Bolt Technology Corp.	30,441	432,871
#*BPZ Resources, Inc.	302,716	1,740,617
*Brigham Exploration Co.	2,081	61,618
*Bristow Group, Inc.	124,799	6,425,900
*Bronco Drilling Co., Inc.	99,180	686,326
*Cal Dive International, Inc.	285,802	1,754,824
*Callon Petroleum Co.	86,269	751,403
*Carrizo Oil & Gas, Inc.	117,159	3,965,832
#*Cheniere Energy, Inc.	148,913	1,088,554
*Clayton Williams Energy, Inc.	43,621	3,867,002

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#*Clean Energy Fuels Corp.	1,455	$17,271
*Cloud Peak Energy, Inc.	212,149	4,830,633
*Complete Production Services, Inc.	233,321	6,518,989
*Contango Oil & Gas Co.	55,239	3,203,862
#*CREDO Petroleum Corp.	22,405	255,641
*Crimson Exploration, Inc.	84,480	359,040
Crosstex Energy, Inc.	206,582	1,747,684
*CVR Energy, Inc.	328,630	5,691,872
*Dawson Geophysical Co.	27,421	927,104
Delek US Holdings, Inc.	123,499	1,028,747
#*Delta Petroleum Corp.	589,067	426,485
DHT Holdings, Inc.	158,520	806,867
*Double Eagle Petroleum Co.	31,627	246,374
#*Endeavour International Corp.	18,935	236,309
*Energy Partners, Ltd.	128,624	2,069,560
*ENGlobal Corp.	93,889	423,439
#*Evolution Petroleum Corp.	65,165	480,266
#*Exterran Holdings, Inc.	202,303	5,019,137
*FieldPoint Petroleum Corp.	22,871	93,314
*Frontier Oil Corp.	338,166	7,033,853
#*FX Energy, Inc.	142,998	1,301,282
General Maritime Corp.	157,234	481,136
*Geokinetics, Inc.	57,013	485,181
*GeoMet, Inc.	151,509	186,356
*GeoResources, Inc.	65,876	1,820,813
*Global Industries, Ltd.	404,531	3,242,316
#*GMX Resources, Inc.	71,765	374,613
#*Goodrich Petroleum Corp.	96,254	2,042,510
*Gran Tierra Energy, Inc.	128,198	1,157,628
#*Green Plains Renewable Energy, Inc.	129,529	1,444,248
#*GreenHunter Energy, Inc.	2,086	1,815
Gulf Island Fabrication, Inc.	49,697	1,345,795
*Gulfmark Offshore, Inc.	94,942	3,650,520
*Gulfport Energy Corp.	159,653	3,822,093
*Harvest Natural Resources, Inc.	111,673	1,241,804
*Helix Energy Solutions Group, Inc.	411,246	5,099,450
*Hercules Offshore, Inc.	389,492	1,289,219
*HKN, Inc.	57,493	196,051
Holly Corp.	154,285	7,570,765
#*Hornbeck Offshore Services, Inc.	103,145	2,448,662
#Houston American Energy Corp.	77,662	1,213,857
*International Coal Group, Inc.	672,610	6,221,642
#*ION Geophysical Corp.	366,898	3,489,200
#*James River Coal Co.	92,345	2,076,377
#*Key Energy Services, Inc.	423,574	5,637,770
*Kodiak Oil & Gas Corp.	319,866	2,031,149
#*L&L Energy, Inc.	102,725	873,162
*Lucas Energy, Inc.	44,496	101,451
#Lufkin Industries, Inc.	95,925	6,400,116
#*Magnum Hunter Resources Corp.	69,352	488,238
*Matrix Service Co.	92,396	1,040,379
*McMoran Exploration Co.	3,876	60,659
*Mexco Energy Corp.	2,060	17,737
*Mitcham Industries, Inc.	34,424	379,008
*Natural Gas Services Group, Inc.	40,523	723,741
*Newpark Resources, Inc.	289,400	1,730,612
#*Northern Oil & Gas, Inc.	105,050	2,896,228
#Overseas Shipholding Group, Inc.	97,337	3,235,482
*OYO Geospace Corp.	22,631	2,168,729
#Panhandle Oil & Gas, Inc.	23,758	635,526
*Parker Drilling Co.	424,416	1,841,965

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#*Patriot Coal Corp.	236,194	$6,181,197
Penn Virginia Corp.	116,066	2,017,227
*Petroleum Development Corp.	79,582	3,621,777
#*PetroQuest Energy, Inc.	214,802	1,684,048
*PHI, Inc. Non-Voting	42,051	867,092
*PHI, Inc. Voting	4,488	103,224
*Pioneer Drilling Co.	211,190	1,871,143
*PostRock Energy Corp.	500	2,165
*Pyramid Oil Co.	12,515	76,842
#*Rentech, Inc.	136,833	168,305
*REX American Resources Corp.	22,800	343,368
#*Rex Energy Corp.	148,947	1,792,577
*Rosetta Resources, Inc.	169,847	6,785,388
*Royale Energy, Inc.	10,018	22,941
#RPC, Inc.	416,250	7,317,675
SEACOR Holdings, Inc.	37,639	3,978,066
#*Seahawk Drilling, Inc.	1,322	9,181
#Ship Finance International, Ltd.	276,912	5,541,009
Southern Union Co.	1	20
#*Stone Energy Corp.	164,999	3,836,227
*Superior Energy Services, Inc.	129,349	4,542,737
*Swift Energy Corp.	155,921	6,651,590
*Syntroleum Corp.	140,860	216,924
*Tetra Technologies, Inc.	254,968	2,893,887
*TGC Industries, Inc.	55,617	255,282
#*Toreador Resources Corp.	59,871	950,751
*Triangle Petroleum Corp.	6,604	51,511
#*Trico Marine Services, Inc.	102,266	11,249
#*Tri-Valley Corp.	60,749	26,122
*Union Drilling, Inc.	107,224	782,735
#*Uranium Energy Corp.	144,902	757,837
#*USEC, Inc.	405,363	2,249,765
*VAALCO Energy, Inc.	197,642	1,438,834
*Venoco, Inc.	179,766	3,749,919
#*Verenium Corp.	11,136	33,742
#*Voyager Oil & Gas, Inc.	13,243	60,123
#W&T Offshore, Inc.	252,849	5,145,477
*Warren Resources, Inc.	242,047	1,350,622
*Western Refining, Inc.	299,934	3,653,196
*Westmoreland Coal Co.	26,571	361,366
*Willbros Group, Inc.	98,236	1,174,903
#World Fuel Services Corp.	133,452	5,009,788

Total Energy		257,438,616

Financials — (10.8%)
*1st Constitution Bancorp	1,647	14,745
1st Source Corp.	77,078	1,452,920
*1st United Bancorp, Inc.	25,479	166,887
21st Century Holding Co.	29,065	96,496
Abington Bancorp, Inc.	69,718	865,898
Access National Corp.	18,031	122,430
Advance America Cash Advance Centers, Inc.	242,819	1,486,052
*Advanta Corp. Class A	68,012	204
*Affirmative Insurance Holdings, Inc.	82,687	206,717
*Alliance Bancorp, Inc. of Pennsylvania	1,763	18,952
Alliance Financial Corp.	14,525	431,538
*Altisource Portfolio Solutions SA	45,697	1,324,299
*Amcore Financial, Inc.	161,406	807
Ameriana Bancorp	2,912	14,851
*American Capital, Ltd.	882,842	7,212,819
#American Equity Investment Life Holding Co.	211,157	2,677,471

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*American Independence Corp.	8,100	$40,500
#American National Bankshares, Inc.	23,332	479,939
*American River Bankshares	6,126	40,064
*American Safety Insurance Holdings, Ltd.	37,325	748,739
*American Spectrum Realty, Inc.	3,852	70,299
*AmericanWest Bancorp	177,856	1,690
*Ameris Bancorp	77,681	740,300
*AMERISAFE, Inc.	60,660	1,080,355
*AmeriServe Financial, Inc.	296,358	616,425
AmTrust Financial Services, Inc.	213,628	3,954,254
#*Anchor Bancorp Wisconsin, Inc.	2,800	3,976
#*Ante5, Inc.	8,404	11,177
Argo Group International Holdings, Ltd.	109,841	3,912,536
#Arrow Financial Corp.	36,174	820,426
ASB Financial Corp.	900	11,250
*Asset Acceptance Capital Corp.	104,727	634,646
Asta Funding, Inc.	45,078	345,974
#Astoria Financial Corp.	350,582	4,992,288
*Atlantic American Corp.	21,640	47,175
#*Atlantic Southern Financial Group, Inc.	2,100	924
Auburn National Bancorporation, Inc.	2,786	56,723
*Avatar Holdings, Inc.	36,743	733,758
*B of I Holding, Inc.	32,012	483,701
Baldwin & Lyons, Inc.	1,368	28,769
Baldwin & Lyons, Inc. Class B	29,641	666,033
BancFirst Corp.	45,491	1,845,115
Bancorp Rhode Island, Inc.	13,674	412,408
*Bancorp, Inc.	88,442	831,355
BancorpSouth, Inc.	45,113	705,567
*BancTrust Financial Group, Inc.	34,539	96,364
Bank Mutual Corp.	124,376	550,986
#Bank of Commerce Holdings	4,400	18,260
*Bank of Florida Corp.	75,785	2,463
*Bank of Granite Corp.	2,923	2,221
Bank of Kentucky Financial Corp.	2,162	44,321
#Bank of the Ozarks, Inc.	55,619	2,398,847
#*BankAtlantic Bancorp, Inc.	368,179	368,179
BankFinancial Corp.	72,646	662,532
Banner Corp.	116,428	274,770
Bar Harbor Bankshares	11,983	350,023
BCB Bancorp, Inc.	17,593	190,532
*BCSB Bancorp, Inc.	1,438	17,342
Beacon Federal Bancorp, Inc.	2,730	34,999
*Beneficial Mutual Bancorp, Inc.	247,810	2,188,162
*Berkshire Bancorp, Inc.	10,144	80,340
Berkshire Hills Bancorp, Inc.	48,708	1,034,558
*BFC Financial Corp.	113,028	44,081
#BGC Partners, Inc. Class A	209,590	1,697,679
*BNCCORP, Inc.	3,900	7,410
Boston Private Financial Holdings, Inc.	242,011	1,623,894
Bridge Bancorp, Inc.	7,278	165,211
*Bridge Capital Holdings	1,319	11,581
Brookline Bancorp, Inc.	206,718	2,238,756
#Brooklyn Federal Bancorp, Inc.	8,395	7,555
Bryn Mawr Bank Corp.	42,285	760,284
C&F Financial Corp.	784	18,808
*Cadence Financial Corp.	34,705	86,415
Calamos Asset Management, Inc.	69,097	1,062,712
California First National Bancorp	14,346	203,713
*Camco Financial Corp.	9,661	19,612
#Camden National Corp.	32,569	1,114,837

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Cape Bancorp, Inc.	5,528	$55,722
*Capital Bank Corp.	2,560	8,653
#Capital City Bank Group, Inc.	50,220	635,283
Capital Properties, Inc.	1,300	13,500
● Capital Properties, Inc. Class B	1,300	—
Capital Southwest Corp.	5,909	576,423
CapitalSource, Inc.	871,013	6,724,220
#*Capitol Bancorp, Ltd.	47,377	13,739
Cardinal Financial Corp.	100,657	1,107,227
#Carver Bancorp, Inc.	600	1,290
#*Cascade Financial Corp.	16,389	9,506
Cash America International, Inc.	103,674	4,170,805
Cathay General Bancorp	259,143	4,485,765
#Center Bancorp, Inc.	37,827	340,443
*Center Financial Corp.	125,736	924,160
CenterState Banks of Florida, Inc.	64,599	474,157
Central Bancorp, Inc.	2,978	42,139
#*Central Pacific Financial Corp.	83,200	128,960
*Central Virginia Bankshares, Inc.	317	609
*Centrue Financial Corp.	2,305	1,775
Century Bancorp, Inc. Class A	4,308	116,058
CFS Bancorp, Inc.	185,907	989,025
Charter Financial Corp.	23,869	220,788
Chemical Financial Corp.	93,127	1,933,317
*Chicopee Bancorp, Inc.	9,241	133,532
*Citizens Community Bancorp, Inc.	1,592	7,944
*Citizens First Bancorp, Inc.	154,931	4,648
*Citizens First Corp.	400	3,030
Citizens Holding Co.	2,218	45,236
#*Citizens Republic Bancorp, Inc.	199,449	125,593
Citizens South Banking Corp.	735	3,285
#*Citizens, Inc.	162,414	1,158,012
#City Holding Co.	52,609	1,830,793
#CKX Lands, Inc.	4,123	51,434
#Clifton Savings Bancorp, Inc.	48,874	558,630
*CNA Surety Corp.	132,808	3,191,376
CNB Financial Corp.	17,281	240,379
*CNO Financial Group, Inc.	878,649	5,561,848
#CoBiz Financial, Inc.	116,087	740,635
Codorus Valley Bancorp, Inc.	1,067	10,830
#Cohen & Steers, Inc.	109,384	3,096,661
*Colonial Financial Services, Inc.	422	5,233
#*Colony Bankcorp, Inc.	10,672	45,303
Columbia Banking System, Inc.	132,345	2,660,134
#Commercial National Financial Corp.	3,800	74,518
*Commonwealth Bankshares, Inc.	4,198	5,206
#Community Bank System, Inc.	113,187	2,861,367
*Community Capital Corp.	8,552	21,808
#*Community Central Bank Corp.	1,764	741
Community Trust Bancorp, Inc.	52,382	1,514,364
*Community West Bancshares	6,650	29,127
*CompuCredit Holdings Corp.	192,954	1,165,442
#Consolidated-Tokoma Land Co.	13,849	399,544
#*Corus Bankshares, Inc.	291,990	9,198
*Cowen Group, Inc.	65,718	297,703
*Cowlitz Bancorporation	187	37
*Crawford & Co. Class A	51,122	142,630
#*Crawford & Co. Class B	36,119	134,001
#*Credit Acceptance Corp.	66,426	3,756,390
*Crescent Financial Corp.	100	229
#CVB Financial Corp.	308,291	2,552,649

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Danvers Bancorp, Inc.	68,737	$1,481,970
#*Dearborn Bancorp, Inc.	69,961	126,629
Delphi Financial Group, Inc. Class A	169,003	4,863,906
Diamond Hill Investment Group, Inc.	753	51,430
Dime Community Bancshares, Inc.	121,043	1,825,328
#*Dollar Financial Corp.	80,571	2,467,890
Donegal Group, Inc. Class A	56,208	727,894
Donegal Group, Inc. Class B	5,380	92,240
*Doral Financial Corp.	86,591	107,373
Duff & Phelps Corp.	95,217	1,614,880
Eastern Insurance Holdings, Inc.	25,513	331,414
Eastern Virginia Bankshares, Inc.	500	2,375
ECB Bancorp, Inc.	1,296	17,535
#*eHealth, Inc.	77,721	940,424
EMC Insurance Group, Inc.	39,961	897,924
Employers Holdings, Inc.	141,154	2,369,976
*Encore Bancshares, Inc.	13,079	151,455
*Encore Capital Group, Inc.	77,869	1,771,520
*Enstar Group, Ltd.	32,978	2,729,589
Enterprise Bancorp, Inc.	8,803	126,235
Enterprise Financial Services Corp.	34,810	451,834
Epoch Holding Corp.	27,708	411,741
ESB Financial Corp.	46,045	633,579
ESSA Bancorp, Inc.	43,268	546,475
Evans Bancorp, Inc.	3,219	46,836
#Evercore Partners, Inc. Class A	65,255	2,107,736
*EzCorp, Inc.	164,859	4,434,707
#F.N.B. Corp.	401,216	4,052,282
*Farmers Capital Bank Corp.	8,556	62,801
FBL Financial Group, Inc. Class A	99,352	2,762,979
Federal Agricultural Mortgage Corp.	59,597	920,178
Federal Agricultural Mortgage Corp. Class A	2,089	26,844
Fidelity Bancorp, Inc.	1,096	7,946
#*Fidelity Southern Corp.	13,183	111,261
Financial Institutions, Inc.	37,623	727,253
*First Acceptance Corp.	13,967	25,699
First Advantage Bancorp	1,701	23,814
First Bancorp	50,677	761,675
#First Bancorp, Inc.	31,034	458,372
#*First Bancorp	12,078	60,752
*First Bancshares, Inc.	1,345	9,200
First Bancshares, Inc. (The)	921	8,400
First Bank of Delaware	6,667	11,334
#First Busey Corp.	184,379	907,145
First Business Financial Services, Inc.	1,488	18,273
*First California Financial Group, Inc.	7,184	22,773
#*First Cash Financial Services, Inc.	100,467	3,314,406
First Citizens BancShares, Inc.	4,958	997,401
First Commonwealth Financial Corp.	356,943	2,295,143
First Community Bancshares, Inc.	53,701	722,278
*First Defiance Financial Corp.	40,311	527,671
#*First Federal Bancshares of Arkansas, Inc.	10,039	22,989
*First Federal of Northern Michigan Bancorp, Inc.	34,974	137,798
#First Financial Bancorp	201,888	3,411,907
#First Financial Bankshares, Inc.	68,646	3,385,621
First Financial Corp.	38,046	1,199,590
First Financial Holdings, Inc.	47,947	496,731
First Financial Northwest, Inc.	42,878	201,527
*First Financial Service Corp.	5,202	23,877
*First Franklin Corp.	700	10,108
*First Investors Financial Services Group, Inc.	5,300	35,218

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
First M&F Corp.	8,749	$34,471
*First Marblehead Corp. (The)	146,096	321,411
*First Mariner Bancorp, Inc.	22,301	10,459
First Merchants Corp.	88,821	804,718
First Mercury Financial Corp.	52,107	857,160
First Midwest Bancorp, Inc.	229,580	2,683,790
First Pactrust Bancorp, Inc.	9,256	128,844
*First Place Financial Corp.	161,201	457,811
*First Regional Bancorp	2,300	46
*First Security Group, Inc.	13,734	13,047
First South Bancorp, Inc.	21,886	126,939
*First State Bancorporation	70,014	1,890
#First United Corp.	8,919	37,281
Firstbank Corp.	10,236	68,582
*FirstCity Financial Corp.	35,658	276,706
*Flagstar Bancorp, Inc.	111,302	175,857
Flagstone Reinsurance Holdings SA	265,118	3,250,347
Flushing Financial Corp.	109,354	1,558,294
#*FNB United Corp.	30,609	12,856
*Forestar Group, Inc.	119,126	2,222,891
*Fox Chase Bancorp, Inc.	26,650	327,528
*FPIC Insurance Group, Inc.	36,519	1,305,919
*Franklin Credit Holding Corp.	3,100	403
*Frontier Financial Corp.	1,020	122
Fulton Financial Corp.	362,014	3,735,984
GAINSCO, Inc.	220	1,650
GAMCO Investors, Inc.	20,800	925,184
#German American Bancorp, Inc.	25,261	432,468
GFI Group, Inc.	361,624	1,851,515
#Glacier Bancorp, Inc.	230,121	3,247,007
*Gleacher & Co., Inc.	284,221	603,970
*Global Indemnity P.L.C.	53,803	1,071,487
Gouverneur Bancorp, Inc.	1,695	15,933
#Great Southern Bancorp, Inc.	37,651	824,557
#*Greene Bancshares, Inc.	69,017	217,404
#*Greenlight Capital Re, Ltd.	101,002	2,855,327
GS Financial Corp.	1,313	13,130
*Guaranty Bancorp	197,206	289,893
*Guaranty Federal Bancshares, Inc.	2,800	19,180
*Hallmark Financial Services, Inc.	61,905	525,573
Hampden Bancorp, Inc.	2,617	31,797
#*Hampton Roads Bankshares, Inc.	27,277	17,730
#Hancock Holding Co.	115,599	3,791,647
*Hanmi Financial Corp.	138,143	181,658
Harleysville Group, Inc.	93,025	3,286,573
Harleysville Savings Financial Corp.	1,415	21,154
*Harrington West Financial Group, Inc.	19,645	108
*Harris & Harris Group, Inc.	103,935	529,029
Hawthorn Bancshares, Inc.	648	5,728
Heartland Financial USA, Inc.	47,302	799,877
*Heritage Commerce Corp.	32,376	148,282
*Heritage Financial Corp.	27,800	396,150
*Heritage Financial Group, Inc.	1,719	19,940
HF Financial Corp.	8,546	94,604
*HFF, Inc.	42,858	540,439
*Hilltop Holdings, Inc.	174,785	1,714,641
Hingham Institution for Savings	4,075	203,750
*HMN Financial, Inc.	32,610	87,069
*Home Bancorp, Inc.	524	7,231
Home Bancshares, Inc.	82,957	1,697,300
Home Federal Bancorp, Inc.	47,880	513,274

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Homeowners Choice, Inc.	8,418	$70,206
HopFed Bancorp, Inc.	7,694	72,324
Horace Mann Educators Corp.	149,741	2,587,524
Horizon Bancorp	2,001	54,427
#*Horizon Financial Corp.	41,963	97
Hudson Valley Holding Corp.	9,058	203,352
IBERIABANK Corp.	94,041	5,334,006
*Imperial Capital Bancorp, Inc.	80,645	625
Independence Holding Co.	72,791	574,321
#Independent Bank Corp. (453836108)	69,332	1,884,444
#*Independent Bank Corp. (453838609)	16,756	51,441
Indiana Community Bancorp	6,222	99,863
Infinity Property & Casualty Corp.	50,946	3,043,514
#*Integra Bank Corp.	225,675	169,256
#Interactive Brokers Group, Inc.	151,112	2,443,481
*Intergroup Corp. (The)	1,960	41,709
#*International Assets Holding Corp.	61,671	1,443,101
International Bancshares Corp.	212,403	4,029,285
*Internet Capital Group, Inc.	132,234	1,610,610
*Intervest Bancshares Corp.	2,867	7,540
*Investment Technology Group, Inc.	133,925	2,468,238
*Investors Bancorp, Inc.	464,275	6,184,143
#*Investors Capital Holdings, Ltd.	615	3,075
Investors Title Co.	5,441	174,058
*Jacksonville Bancorp, Inc.	1,266	8,546
JMP Group, Inc.	57,294	429,132
Kaiser Federal Financial Group, Inc.	18,145	216,651
#KBW, Inc.	115,204	3,081,707
Kearny Financial Corp.	152,558	1,421,841
*Kennedy-Wilson Holdings, Inc.	31,946	337,030
Kentucky First Federal Bancorp	11,674	108,568
#*Knight Capital Group, Inc.	302,674	4,195,062
*LaBranche & Co., Inc.	116,361	437,517
Lake Shore Bancorp, Inc.	127	1,213
Lakeland Bancorp, Inc.	80,476	774,181
#Lakeland Financial Corp.	55,805	1,148,467
Landmark Bancorp, Inc.	3,844	63,311
Legacy Bancorp, Inc.	18,447	239,811
#Life Partners Holdings, Inc.	59,706	616,166
LNB Bancorp, Inc.	30,736	162,286
*Louisiana Bancorp, Inc.	1,200	17,700
*LSB Financial Corp.	100	1,517
#*Macatawa Bank Corp.	33,657	144,725
*Magyar Bancorp, Inc.	1,800	7,470
Maiden Holdings, Ltd.	133,951	1,071,608
MainSource Financial Group, Inc.	65,195	592,297
#Malvern Federal Bancorp, Inc.	2,292	18,336
*Market Leader, Inc.	17,987	44,428
MarketAxess Holdings, Inc.	107,365	2,161,257
*Marlin Business Services Corp.	34,306	448,036
#*Maui Land & Pineapple Co., Inc.	19,828	96,166
*Maxco, Inc.	3,000	3,645
Mayflower Bancorp, Inc.	2,666	23,861
*Mays (J.W.), Inc.	200	3,760
MB Financial, Inc.	160,611	3,157,612
#*MBIA, Inc.	553,569	5,923,188
#*MBT Financial Corp.	12,007	22,213
MCG Capital Corp.	267,729	1,820,557
Meadowbrook Insurance Group, Inc.	193,699	1,838,204
Medallion Financial Corp.	62,000	485,460
#*Mercantile Bancorp, Inc.	1,227	1,374

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Mercantile Bank Corp.	6,206	$56,661
Mercer Insurance Group, Inc.	45,876	1,286,822
Merchants Bancshares, Inc.	29,146	800,641
*Meridian Interstate Bancorp, Inc.	31,074	379,103
Meta Financial Group, Inc.	11,059	166,659
*Metro Bancorp, Inc.	39,166	471,167
*MetroCorp Bancshares, Inc.	18,328	72,396
*MF Global Holdings, Ltd.	521,922	4,321,514
#*MGIC Investment Corp.	537,341	4,508,291
MicroFinancial, Inc.	25,070	104,040
*Mid Penn Bancorp, Inc.	2,015	20,654
MidSouth Bancorp, Inc.	10,948	146,922
*Midwest Banc Holdings, Inc.	161,779	1,618
MidWestOne Financial Group, Inc.	281	3,954
Montpelier Re Holdings, Ltd.	230,459	4,574,611
MSB Financial Corp.	500	3,000
MutualFirst Financial, Inc.	9,877	101,239
*Nara Bancorp, Inc.	127,442	1,243,834
#*National Financial Partners Corp.	150,550	1,908,974
National Interstate Corp.	49,918	1,049,276
National Penn Bancshares, Inc.	478,238	3,902,422
National Western Life Insurance Co. Class A	4,054	701,261
Naugatuck Valley Financial Corp.	1,600	14,080
*Navigators Group, Inc. (The)	59,148	2,894,703
#NBT Bancorp, Inc.	117,161	2,715,792
Nelnet, Inc. Class A	126,421	2,834,359
#*Neostem, Inc.	55,528	79,405
*New Century Bancorp, Inc.	2,400	12,072
New England Bancshares, Inc.	2,434	22,880
New Hampshire Thrift Bancshares, Inc.	8,393	110,368
New Westfield Financial, Inc.	97,001	822,568
NewAlliance Bancshares, Inc.	296,724	4,436,024
*NewBridge Bancorp	11,569	58,886
*Newport Bancorp, Inc.	3,657	45,859
*NewStar Financial, Inc.	179,133	1,735,799
North Central Bancshares, Inc.	1,700	27,285
*North Valley Bancorp	100	918
*Northeast Bancorp	493	7,568
Northeast Community Bancorp, Inc.	12,179	75,997
#Northfield Bancorp, Inc.	103,989	1,348,737
Northrim Bancorp, Inc.	12,189	229,641
Northway Financial, Inc.	5,228	43,131
Northwest Bancshares, Inc.	354,455	4,152,440
#Norwood Financial Corp.	1,695	46,121
Ocean Shore Holding Co.	3,503	42,211
OceanFirst Financial Corp.	63,328	877,093
#*Ocwen Financial Corp.	290,539	2,934,444
Ohio Valley Banc Corp.	5,993	119,620
Old National Bancorp	305,086	3,273,573
#Old Second Bancorp, Inc.	48,526	76,186
OneBeacon Insurance Group, Ltd.	77,090	1,059,987
Oppenheimer Holdings, Inc. Class A	10,469	273,241
#optionsXpress Holdings, Inc.	195,300	2,902,158
Oriental Financial Group, Inc.	118,901	1,405,410
Oritani Financial Corp.	195,781	2,347,414
Osage Bancshares, Inc.	2,300	18,228
#*PAB Bankshares, Inc.	513	272
#*Pacific Capital Bancorp	21,393	599,646
#Pacific Continental Corp.	54,358	551,734
#*Pacific Mercantile Bancorp	3,526	13,540
*Pacific Premier Bancorp, Inc.	7,728	51,546

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Pacific State Bancorp	4,100	$181
#PacWest Bancorp	104,518	2,062,140
*Park Bancorp, Inc.	1,650	6,443
#Park National Corp.	51,873	3,377,970
Parkvale Financial Corp.	8,854	95,180
#*Patriot National Bancorp	3,100	7,750
Peapack-Gladstone Financial Corp.	34,641	471,810
#Penns Woods Bancorp, Inc.	15,976	621,626
#*Penson Worldwide, Inc.	48,077	228,847
Peoples Bancorp	555	8,658
Peoples Bancorp of North Carolina	3,577	22,785
Peoples Bancorp, Inc.	29,279	397,902
#*PHH Corp.	195,799	4,677,638
#*Phoenix Cos, Inc. (The)	324,929	831,818
*PICO Holdings, Inc.	72,986	2,261,106
Pinnacle Bancshares, Inc.	35	326
#*Pinnacle Financial Partners, Inc.	94,038	1,293,963
*Piper Jaffray Cos., Inc.	58,791	2,457,464
*Platinum Underwriters Holdings, Ltd.	93,366	4,126,777
#*PMI Group, Inc. (The)	499,170	1,452,585
Porter Bancorp, Inc.	9,708	92,032
#*Portfolio Recovery Associates, Inc.	57,118	4,120,493
*Preferred Bank	10,665	19,624
Premier Financial Bancorp, Inc.	7,691	49,069
Presidential Life Corp.	99,669	944,862
#*Primus Guaranty, Ltd.	57,474	275,300
#*Princ.eton National Bancorp, Inc.	4,526	20,276
#PrivateBancorp, Inc.	228,809	3,516,794
*ProAssurance Corp.	7,359	431,753
#Prosperity Bancshares, Inc.	115,980	4,691,391
Protective Life Corp.	146,161	4,029,659
*Providence Community Bancshares, Inc.	400	416
Provident Financial Holdings, Inc.	30,498	236,360
Provident Financial Services, Inc.	207,012	3,032,726
Provident New York Bancorp	116,034	1,082,597
#Prudential Bancorp, Inc. of Pennsylvania	7,798	54,040
#Pulaski Financial Corp.	37,289	276,684
Pzena Investment Management, Inc. Class A	27,504	189,228
#QC Holdings, Inc.	72,235	295,441
Radian Group, Inc.	385,646	2,768,938
*Rainier Pacific Financial Group, Inc.	104,438	261
Renasant Corp.	79,437	1,238,423
Republic Bancorp, Inc. Class A	78,503	1,498,622
*Republic First Bancorp, Inc.	20,700	65,826
Resource America, Inc.	64,629	443,355
*Riverview Bancorp, Inc.	39,415	121,792
#RLI Corp.	71,124	3,831,450
#Rockville Financial, Inc.	44,283	656,274
#*Rodman & Renshaw Capital Group, Inc.	92,493	201,635
#Roma Financial Corp.	67,752	689,715
Rome Bancorp, Inc.	18,064	212,794
#*Royal Bancshares of Pennsylvania, Inc. Class A	8,295	14,350
*Rurban Financial Corp.	790	2,884
#S&T Bancorp, Inc.	92,450	2,020,032
#S.Y. Bancorp, Inc.	42,491	1,036,568
*Safeguard Scientifics, Inc.	73,140	1,203,153
Safety Insurance Group, Inc.	52,527	2,499,760
#Salisbury Bancorp, Inc.	2,428	65,556
Sanders Morris Harris Group, Inc.	22,826	158,412
Sandy Spring Bancorp, Inc.	81,606	1,566,835
Savannah Bancorp, Inc. (The)	1,200	8,976

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
SCBT Financial Corp.	36,813	$1,145,621
SeaBright Holdings, Inc.	61,983	601,855
*Seacoast Banking Corp. of Florida	98,561	167,554
Selective Insurance Group, Inc.	186,909	3,323,242
Shore Bancshares, Inc.	17,103	164,702
*SI Financial Group, Inc.	792	7,207
#Sierra Bancorp	36,860	397,719
*Signature Bank	118,548	6,192,948
Simmons First National Corp.	58,757	1,632,857
Somerset Hills Bancorp	486	4,593
South Street Financial Corp.	400	2,300
*Southcoast Financial Corp.	9	27
*Southern Banc Co., Inc.	200	1,711
*Southern Community Financial Corp.	60,508	102,864
*Southern Connecticut Bancorp, Inc.	3,600	15,696
*Southern First Bancshares, Inc.	1,974	15,816
Southern Missouri Bancorp, Inc.	575	10,890
*Southern National Bancorp of Virginia, Inc.	159	1,204
#Southside Bancshares, Inc.	52,164	1,117,353
*Southwest Bancorp, Inc.	56,176	769,049
Southwest Georgia Financial Corp.	1,753	20,598
State Auto Financial Corp.	118,329	1,804,517
State Bancorp, Inc.	49,112	469,020
StellarOne Corp.	74,572	1,083,531
#Sterling Bancorp	91,221	893,054
#Sterling Bancshares, Inc.	345,480	3,064,408
*Sterling Financial Corp.	1,668	29,724
#Stewart Information Services Corp.	80,574	919,349
#*Stifel Financial Corp.	83,942	5,385,719
*Stratus Properties, Inc.	28,238	271,650
#Suffolk Bancorp	27,732	581,540
*Sun Bancorp, Inc.	246,043	1,018,618
#*Superior Bancorp	28,397	19,878
Susquehanna Bancshares, Inc.	441,315	4,218,971
*Sussex Bancorp	7,918	47,429
#*SVB Financial Group	90,186	4,732,059
SWS Group, Inc.	74,107	346,821
Synovus Financial Corp.	348,069	918,902
#*Taylor Capital Group, Inc.	45,644	468,764
Teche Holding Co.	6,152	223,010
*Tejon Ranch Co.	62,790	1,652,633
*Tennessee Commerce Bancorp, Inc.	268	1,343
Territorial Bancorp, Inc.	24,296	468,670
#*Teton Advisors, Inc.	311	3,732
#*Texas Capital Bancshares, Inc.	124,390	3,033,872
TF Financial Corp.	5,630	127,520
*Thomas Properties Group, Inc.	119,659	454,704
*TIB Financial Corp.	359	6,606
*Tidelands Bancshares, Inc.	14,636	17,710
*TierOne Corp.	90,019	360
Timberland Bancorp, Inc.	81,238	375,320
#Tompkins Financial Corp.	25,257	1,029,223
Tower Bancorp, Inc.	10,339	233,972
*Tower Financial Corp.	2,750	24,282
#Tower Group, Inc.	141,204	3,676,952
#TowneBank	81,269	1,210,908
*TradeStation Group, Inc.	135,735	946,073
*Tree.com, Inc.	30,408	256,339
*Trenwick Group, Ltd.	11,975	4
#*Triad Guaranty, Inc.	25,902	6,216
#TriCo Bancshares	42,815	649,504

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Trustco Bank Corp.	262,173	$1,569,105
#Trustmark Corp.	217,190	5,210,388
*Two Rivers Water Co.	247	494
UMB Financial Corp.	141,031	5,732,910
Umpqua Holdings Corp.	332,080	3,642,918
Unico American Corp.	12,100	120,274
#Union Bankshares, Inc.	2,100	37,905
Union First Market Bankshares Corp.	79,968	977,209
United Bancshares, Inc. (909458101)	900	8,919
#United Bancshares, Inc. (909907107)	148,300	4,182,060
*United Community Banks, Inc.	254,443	432,553
*United Community Financial Corp.	505,789	778,915
United Financial Bancorp, Inc.	52,604	806,419
United Fire & Casualty Co.	75,875	1,520,914
*United PanAm Financial Corp.	132,919	921,129
*United Security Bancshares	26,049	91,172
●*United Western Bancorp, Inc.	23,961	9,105
Unitrin, Inc.	193,213	5,199,362
*Unity Bancorp, Inc.	8,914	60,392
Universal Insurance Holdings, Inc.	141,849	768,822
#Univest Corp. of Pennsylvania	56,214	968,848
ViewPoint Financial Group	123,505	1,565,426
*Virginia Commerce Bancorp, Inc.	77,356	464,910
*Virtus Investment Partners, Inc.	20,250	977,468
VIST Financial Corp.	5,405	44,862
VSB Bancorp, Inc.	875	10,386
#*Waccamaw Bankshares, Inc.	3,250	4,875
Washington Banking Co.	47,684	650,887
Washington Federal, Inc.	6,383	110,362
Washington Trust Bancorp, Inc.	54,708	1,094,160
*Waterstone Financial, Inc.	17,137	46,270
Wayne Savings Bancshares, Inc.	2,043	19,347
Webster Financial Corp.	235,355	5,384,922
WesBanco, Inc.	89,578	1,688,545
#West Bancorporation, Inc.	53,063	380,727
*West Coast Bancorp	182,241	592,283
Westamerica Bancorporation	93,166	4,658,300
#*Western Alliance Bancorp	233,260	1,749,450
Westwood Holdings Group, Inc.	22,697	809,148
White River Capital, Inc.	1,774	31,151
Whitney Holding Corp.	241,180	3,210,106
Wilber Corp.	4,666	43,767
Wilmington Trust Corp.	246,213	1,078,413
#Wilshire Bancorp, Inc.	86,150	553,083
#Wintrust Financial Corp.	111,887	3,682,201
#*World Acceptance Corp.	53,209	2,988,217
*WSB Holdings, Inc.	8,331	24,576
WVS Financial Corp.	4,423	39,542
*Yadkin Valley Financial Corp.	39,480	108,965
*ZipRealty, Inc.	55,111	147,697

Total Financials		535,085,144

Health Care — (8.4%)
#*A.D.A.M., Inc.	17,181	120,095
*Abaxis, Inc.	56,176	1,480,238
#*ABIOMED, Inc.	121,958	1,195,188
*Acadia Pharmaceuticals, Inc.	77,400	131,580
*Accelr8 Technology Corp.	2,280	2,964
*Accelrys, Inc.	202,943	1,668,191
*Access Pharmaceuticals, Inc.	5,300	13,197
*Accuray, Inc.	206,618	1,768,650

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Achillion Pharmaceuticals, Inc.	102,361	$455,506
*Adcare Health Systems, Inc.	4,830	21,155
#*Adeona Pharmaceuticals, Inc.	9,451	14,082
*Adolor Corp.	128,100	180,621
*AdvanSource Biomaterials Corp.	55,063	6,057
#*ADVENTRX Pharmaceuticals, Inc.	51,483	118,926
#*Affymax, Inc.	64,957	432,614
#*Affymetrix, Inc.	199,786	968,962
#*Air Methods Corp.	42,567	2,181,133
*Akorn, Inc.	149,500	747,500
*Albany Molecular Research, Inc.	99,712	497,563
#*Alexza Pharmaceuticals, Inc.	99,920	141,886
#*Align Technology, Inc.	267,921	5,580,794
#*Alkermes, Inc.	290,833	3,754,654
*Alliance HealthCare Services, Inc.	153,968	645,126
*Allied Healthcare International, Inc.	358,150	866,723
*Allied Healthcare Products, Inc.	13,945	58,848
#*Allos Therapeutics, Inc.	261,838	879,776
#*Almost Family, Inc.	33,280	1,111,219
#*Alnylam Pharmaceuticals, Inc.	54,053	558,097
#*Alphatec Holdings, Inc.	198,957	479,486
#*AMAG Pharmaceuticals, Inc.	46,205	822,449
#*Amedisys, Inc.	84,652	2,885,787
America Services Group, Inc.	28,741	484,861
*American Caresource Holding, Inc.	14,808	21,324
*American Dental Partners, Inc.	51,426	653,624
*American Learning Corp.	1,000	2,280
#*American Medical Systems Holdings, Inc.	245,932	4,800,593
*American Shared Hospital Services	9,882	31,721
#*AMERIGROUP Corp.	20,816	1,090,134
*Amicus Therapeutics, Inc.	20,032	113,982
*AMN Healthcare Services, Inc.	91,400	530,120
*Amsurg Corp.	107,428	2,263,508
*Anadys Pharmaceuticals, Inc.	93,304	116,630
Analogic Corp.	45,868	2,342,479
*Angeion Corp.	215	1,204
*AngioDynamics, Inc.	97,026	1,571,336
*Anika Therapeutics, Inc.	40,591	283,731
*Animal Health International, Inc.	2,523	6,989
#*ARCA Biopharma, Inc.	26,243	82,928
#*Ardea Biosciences, Inc.	32,830	870,652
#*Arena Pharmaceuticals, Inc.	222,315	351,258
#*Ariad Pharmaceuticals, Inc.	400,365	2,552,327
*Arqule, Inc.	174,719	1,071,027
*Array BioPharma, Inc.	138,045	400,330
#Arrhythmia Research Technology, Inc.	10,081	56,050
*ArthroCare Corp.	92,711	2,594,981
#*ARYx Therapeutics, Inc.	52,655	18,419
*Assisted Living Concepts, Inc.	39,228	1,291,386
#*athenahealth, Inc.	28,438	1,221,128
*AtriCure, Inc.	35,799	393,789
Atrion Corp.	9,187	1,540,292
#*AVANIR Pharmaceuticals, Inc.	223,170	903,838
#*AVI BioPharma, Inc.	100,780	218,189
*Bioanalytical Systems, Inc.	5,617	12,301
*BioClinica, Inc.	52,220	234,468
#*BioCryst Pharmaceuticals, Inc.	100,800	415,296
#*Biodel, Inc.	74,692	165,816
*BioMimetic Therapeutics, Inc.	24,795	321,591
#*Bio-Reference Labs, Inc.	81,326	1,877,817
#*BioSante Pharmaceuticals, Inc.	59,495	110,661

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*BioScrip, Inc.	198,203	$1,026,692
#*BioSpecifics Technologies Corp.	12,129	281,514
#*Biotime, Inc.	16,318	127,770
*BMP Sunstone Corp.	117,158	1,164,551
#*Bovie Medical Corp.	56,529	172,413
#*BSD Medical Corp.	69,146	300,785
#*Cadence Pharmaceuticals, Inc.	79,199	614,980
#*Caliper Life Sciences, Inc.	586,892	3,779,584
*Cambrex Corp.	101,927	464,787
Cantel Medical Corp.	59,763	1,272,354
*Capital Senior Living Corp.	94,037	642,273
*Capstone Therapeutics Corp.	102,663	53,179
#*Caraco Pharmaceutical Laboratories, Ltd.	99,806	472,082
#*Cardica, Inc.	32,542	131,470
*CardioNet, Inc.	63,077	274,385
*Cardiovascular Systems, Inc.	20,212	238,906
*CAS Medical Systems, Inc.	106	351
*Catalyst Health Solutions, Inc.	120,256	5,219,110
*Catalyst Pharmaceutical Partners, Inc.	6,701	7,907
*Celera Corp.	406,506	2,514,240
#*Celldex Therapeutics, Inc.	92,153	340,966
#*Celsion Corp.	39,775	102,619
*Centene Corp.	180,906	5,014,714
#*Cepheid, Inc.	56,236	1,336,167
#*Cerus Corp.	95,640	315,612
#Chemed Corp.	83,856	5,218,359
#*Cleveland Biolabs, Inc.	7,404	47,756
#*Clinical Data, Inc.	25,363	754,296
#*Codexis, Inc.	29,168	263,387
#*Columbia Laboratories, Inc.	18,100	40,906
*CombiMatrix Corp.	9,590	26,085
Computer Programs & Systems, Inc.	34,337	1,782,090
#*Conceptus, Inc.	120,936	1,633,241
*CONMED Corp.	92,602	2,417,838
*Continucare Corp.	212,013	862,893
#Cooper Cos., Inc.	84,574	4,849,473
*Corcept Therapeutics, Inc.	63,406	256,794
*Cornerstone Therapeutics, Inc.	9,240	53,777
#*Corvel Corp.	39,872	2,012,739
*CPEX Pharmaceuticals, Inc.	6,125	165,069
*Cross Country Healthcare, Inc.	98,962	712,526
*CryoLife, Inc.	90,257	457,603
#*Cubist Pharmaceuticals, Inc.	195,598	4,291,420
#*Cumberland Pharmaceuticals, Inc.	9,371	58,100
#*Curis, Inc.	180,758	500,700
*Cutera, Inc.	38,779	317,212
#*Cyberonics, Inc.	98,026	3,210,351
#*Cyclacel Pharmaceuticals, Inc.	86,500	125,425
*Cynosure, Inc. Class A	33,035	360,577
*Cytokinetics, Inc.	186,725	354,777
#*Cytori Therapeutics, Inc.	112,715	617,678
Daxor Corp.	15,561	147,363
#*DepoMed, Inc.	122,557	1,027,028
#*DexCom, Inc.	110,539	1,559,153
*DGT Holdings Corp.	1,700	17,000
*Digirad Corp.	127,011	287,045
*Dionex Corp.	56,512	6,667,286
*Discovery Laboratories, Inc.	1,415	4,429
*Durect Corp.	197,102	614,958
*DUSA Pharmaceuticals, Inc.	3,233	10,346
*Dyax Corp.	298,133	566,453

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Dynacq Healthcare, Inc.	25,997	$57,973
*Emdeon, Inc. Class A	15,482	227,431
*Emergent BioSolutions, Inc.	128,173	2,722,395
#Emergent Group, Inc.	14,692	89,474
#*Emeritus Corp.	132,363	2,528,133
*Encision, Inc.	2,013	2,516
● #*Endo Pharmaceuticals Solutions	132,809	146,090
*Endologix, Inc.	15,900	92,697
Ensign Group, Inc.	76,283	1,842,997
*EnteroMedics, Inc.	3,200	8,672
*Entremed, Inc.	9,289	48,396
#*Enzo Biochem, Inc.	109,106	541,166
#*Enzon Pharmaceuticals, Inc.	209,161	2,342,603
*eResearch Technology, Inc.	155,808	1,001,845
*Escalon Medical Corp.	3,000	4,020
#*Exact Sciences Corp.	85,768	483,732
*Exactech, Inc.	42,624	711,395
#*Exelixis, Inc.	291,617	2,528,319
*Five Star Quality Care, Inc.	125,044	782,775
*Fresenius Kabi Pharmaceuticals Holding, Inc.	5,527	282
● #*Genaera Corp.	2,816	—
#*Genomic Health, Inc.	48,061	1,070,318
*Genoptix, Inc.	61,459	1,534,017
*Gentiva Health Services, Inc.	103,290	2,377,736
#*GenVec, Inc.	252,381	138,557
#*Geron Corp.	200,271	981,328
*Greatbatch, Inc.	79,956	1,882,964
#*GTx, Inc.	78,641	224,913
#*Haemonetics Corp.	92,443	5,485,568
#*Halozyme Therapeutics, Inc.	221,229	1,475,597
*Hanger Orthopedic Group, Inc.	113,581	2,334,090
*Hansen Medical, Inc.	34,595	55,698
*Harvard Bioscience, Inc.	112,736	480,255
#*Health Management Associates, Inc.	48,598	442,242
#*HealthSouth Corp.	259,002	5,858,625
*HealthSpring, Inc.	200,323	6,087,816
*HealthStream, Inc.	76,310	531,118
*Healthways, Inc.	85,901	1,028,235
#*HeartWare International, Inc.	8,366	778,122
#*Helicos BioSciences Corp.	116,254	16,276
#*Hemispherx Biopharma, Inc.	160,800	79,242
#Hill-Rom Holdings, Inc.	121,321	4,909,861
*Hi-Tech Pharmacal Co., Inc.	45,660	1,041,961
*HMS Holdings Corp.	88,239	5,677,297
*Hooper Holmes, Inc.	1,210,925	980,849
#*iBio, Inc.	40,600	219,646
*iCAD, Inc.	3,500	4,725
*ICU Medical, Inc.	47,986	1,874,333
#*Idenix Pharmaceuticals, Inc.	111,188	493,675
#*Idera Pharmaceuticals, Inc.	59,693	168,334
*Immucor, Inc.	245,010	4,843,848
#*ImmunoGen, Inc.	55,102	455,143
#*Immunomedics, Inc.	217,766	712,095
*Impax Laboratories, Inc.	224,826	5,220,460
#*Incyte Corp.	278,847	4,110,205
#*Infinity Pharmaceuticals, Inc.	105,304	596,021
*Inspire Pharmaceuticals, Inc.	195,653	772,829
#*Insulet Corp.	39,025	664,596
*Integra LifeSciences Holdings Corp.	98,910	4,587,446
*IntegraMed America, Inc.	24,710	235,733
#*InterMune, Inc.	8,972	335,284

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
Invacare Corp.	110,101	$3,043,192
#*IPC The Hospitalist Co.	55,133	2,047,088
*Iridex Corp.	2,156	8,667
*IRIS International, Inc.	57,377	567,459
#*Isis Pharmaceuticals, Inc.	26,760	243,516
*ISTA Pharmaceuticals, Inc.	117,094	663,923
*Jazz Pharmaceuticals, Inc.	144,467	3,230,282
*Kendle International, Inc.	43,203	490,786
#*Kensey Nash Corp.	32,482	786,064
Kewaunee Scientific Corp.	10,935	150,028
*Kindred Healthcare, Inc.	134,281	2,512,398
#*K-V Pharmaceutical Co.	129,025	207,730
#*K-V Pharmaceutical Co. Class B	33,272	54,899
#Landauer, Inc.	29,206	1,695,408
*Lannet Co., Inc.	72,201	377,611
#*LCA-Vision, Inc.	70,011	473,974
*LeMaitre Vascular, Inc.	44,251	310,642
#*Lexicon Pharmaceuticals, Inc.	21,680	36,639
*LHC Group, Inc.	61,032	1,623,451
*LifePoint Hospitals, Inc.	120,500	4,241,600
*Ligand Pharmaceuticals, Inc. Class B	34,759	302,403
*Luminex Corp.	91,786	1,558,526
*Luna Innovations, Inc.	6,456	12,525
*Magellan Health Services, Inc.	130,809	6,332,464
#*Mannkind Corp.	146,901	700,718
#*MAP Pharmaceuticals, Inc.	20,788	319,616
#*Marina Biotech, Inc.	12,233	12,600
*Martek Biosciences Corp.	106,565	3,347,207
#Masimo Corp.	206,195	6,180,695
*Matrixx Initiatives, Inc.	29,208	233,372
Maxygen, Inc.	166,071	659,302
*MedAssets, Inc.	178,878	3,511,375
*MedCath Corp.	70,815	948,213
*Medical Action Industries, Inc.	70,875	574,088
*Medical Staffing Network Holdings, Inc.	304,540	914
#*Medicines Co. (The)	186,779	2,928,695
*MediciNova, Inc.	20,229	100,943
Medicis Pharmaceutical Corp. Class A	212,145	5,394,847
*Medidata Solutions, Inc.	90,816	2,265,859
#*Medivation, Inc.	6,248	87,972
MedQuist, Inc.	79,624	742,096
MEDTOX Scientific, Inc.	32,856	442,570
*Merge Healthcare, Inc.	196,554	841,251
#Meridian Bioscience, Inc.	137,184	3,009,817
*Merit Medical Systems, Inc.	90,624	1,338,516
#*Metabolix, Inc.	17,069	151,061
#*Metropolitan Health Networks, Inc.	142,700	653,566
*Micromet, Inc.	157,532	1,012,931
*Misonix, Inc.	92,109	215,996
*Molina Healthcare, Inc.	95,458	2,926,742
#*MWI Veterinary Supply, Inc.	37,455	2,328,203
*Myrexis, Inc.	18,360	72,155
*Nabi Biopharmaceuticals	162,984	912,710
#*Nanosphere, Inc.	95,298	348,791
#National Healthcare Corp.	32,624	1,444,264
National Research Corp.	30,203	909,110
*Natus Medical, Inc.	122,646	1,847,049
#*Nektar Therapeutics	30,043	336,782
#*Neogen Corp.	78,805	2,833,828
#*Neuralstem, Inc.	81,973	159,847
*Neurocrine Biosciences, Inc.	525,439	3,877,740

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*NeurogesX, Inc.	41,957	$221,113
*Neurometrix, Inc.	19,503	10,729
#*Novabay Pharmaceuticals, Inc.	1,650	2,871
#*NovaMed, Inc.	26,055	340,799
#*Novavax, Inc.	230,625	498,150
*Novt Corp.	64	27,232
*NPS Pharmaceuticals, Inc.	138,735	1,388,044
#*NuVasive, Inc.	109,577	3,062,129
#*NxStage Medical, Inc.	115,944	2,787,294
*Obagi Medical Products, Inc.	63,327	672,533
*Omnicell, Inc.	119,364	1,663,337
#*OncoGenex Pharmaceutical, Inc.	12,446	197,269
#*Oncothyreon, Inc.	58,382	180,400
#*Onyx Pharmaceuticals, Inc.	25,900	913,882
#*Opexa Therapeutics, Inc.	1,600	3,840
#*Opko Health, Inc.	60,408	235,591
#*Optimer Pharmaceuticals, Inc.	31,047	341,517
#*OraSure Technologies, Inc.	156,255	1,010,970
*Orchid Cellmark, Inc.	203,675	413,460
*Ore Pharmaceutical Holdings, Inc.	16,491	5,360
#*Orexigen Therapeutics, Inc.	108,208	983,611
#*Orthovita, Inc.	225,458	463,316
#*Osiris Therapeutics, Inc.	81,405	538,087
Owens & Minor, Inc.	33,900	1,001,067
*Pain Therapeutics, Inc.	146,390	906,154
#*Palomar Medical Technologies, Inc.	62,725	932,094
*Par Pharmaceutical Cos., Inc.	131,073	4,681,928
*Parexel International Corp.	187,132	4,343,334
*PDI, Inc.	126,989	1,025,436
#PDL BioPharma, Inc.	519,806	2,567,842
*Pernix Therapeutics Holdings, Inc.	9,506	104,471
*Pharmasset, Inc.	46,776	2,266,765
#*PharmAthene, Inc.	15,119	48,834
*PharMerica Corp.	77,854	880,529
*PHC, Inc.	26,048	56,003
*PhotoMedex, Inc.	5,293	29,905
#*Poniard Pharmaceuticals, Inc.	55,035	23,115
#*Pozen, Inc.	73,067	442,055
#*Progenics Pharmaceuticals, Inc.	106,189	593,066
*ProPhase Labs, Inc.	16,582	23,381
*Providence Service Corp.	63,679	906,152
#*pSivida Corp.	46,624	233,120
#*PSS World Medical, Inc.	187,900	4,477,657
Psychemedics Corp.	7,201	60,632
#Quality Systems, Inc.	74,518	5,949,517
*Questcor Pharmaceuticals, Inc.	242,492	3,748,926
#*Quidel Corp.	96,935	1,316,377
*RadNet, Inc.	93,998	342,153
*Raptor Pharmaceutical Corp.	213	829
*Regeneration Technologies, Inc.	148,040	396,747
*RehabCare Group, Inc.	78,617	1,930,834
*Repligen Corp.	104,877	542,214
#*Repros Therapeutics, Inc.	6,764	16,504
*Rigel Pharmaceuticals, Inc.	176,643	1,187,924
*Rochester Medical Corp.	40,791	435,852
#*Rockwell Medical Technologies, Inc.	37,544	351,412
*Rural/Metro Corp.	12,052	168,005
#*RXi Pharmaceuticals Corp.	84	158
#*Sangamo BioSciences, Inc.	103,297	791,255
#*Santarus, Inc.	199,586	651,648
*SciClone Pharmaceuticals, Inc.	156,404	613,104

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Select Medical Holdings Corp.	44,429	$299,451
#*Sequenom, Inc.	135,089	925,360
*SeraCare Life Sciences, Inc.	42,521	188,368
*SIGA Technologies Inc.	3,209	36,823
#*Sirona Dental Systems, Inc.	10,316	451,944
*Skilled Healthcare Group, Inc.	71,480	767,695
*Solta Medical, Inc.	58,123	159,838
#*Somaxon Pharmaceuticals, Inc.	5,100	15,402
#*SonoSite, Inc.	47,357	1,589,301
Span-American Medical System, Inc.	12,993	193,076
*Spectranetics Corp.	88,975	409,285
#*Spectrum Pharmaceuticals, Inc.	105,550	633,300
*SRI/Surgical Express, Inc.	13,939	81,404
#*Staar Surgical Co.	94,285	492,639
#*StemCells, Inc.	103,498	96,108
#*Stereotaxis, Inc.	120,600	405,216
Steris Corp.	134,975	4,699,830
*Sucampo Pharmaceuticals, Inc.	67,275	290,628
*Sun Healthcare Group, Inc.	77,183	964,402
*SunLink Health Systems, Inc.	20,348	37,237
*Sunrise Senior Living, Inc.	175,622	1,404,976
*SuperGen, Inc.	210,452	633,461
#*SurModics, Inc.	51,592	608,786
*Symmetry Medical, Inc.	113,038	1,081,774
*Synovis Life Technologies, Inc.	37,897	567,887
#*Synta Pharmaceuticals Corp.	101,200	504,988
#*Targacept, Inc.	37,011	953,403
*Team Health Holdings, Inc.	8,418	130,142
#*Telik, Inc.	128,964	144,440
*Theragenics Corp.	580,970	958,600
#*Theravance, Inc.	126,922	2,670,439
#*Threshold Pharmaceuticals, Inc.	10,400	18,304
*TomoTherapy, Inc.	239,001	798,263
#*TranS1, Inc.	39,032	134,660
*Transcend Services, Inc.	37,243	686,388
*Transcept Pharmaceuticals, Inc.	55,884	463,837
*Trimeris, Inc.	16,637	42,591
*Triple-S Management Corp.	63,385	1,170,087
*U.S. Physical Therapy, Inc.	40,462	768,778
Universal American Corp.	260,448	5,258,445
*Urologix, Inc.	131,715	82,980
*Uroplasty, Inc.	13,042	67,818
Utah Medical Products, Inc.	16,563	450,514
*Vanda Pharmaceuticals, Inc.	47,225	378,272
*Vascular Solutions, Inc.	65,900	697,222
*Vical, Inc.	127,958	254,636
*Viropharma, Inc.	270,539	4,436,840
#*Vision-Sciences, Inc.	4,525	7,330
*Vital Images, Inc.	47,090	625,826
#*Vivus, Inc.	38,750	346,812
*WellCare Health Plans, Inc.	165,881	4,959,842
#West Pharmaceutical Services, Inc.	113,191	4,526,508
*Wright Medical Group, Inc.	121,043	1,798,699
#*XenoPort, Inc.	49,909	393,283
#Young Innovations, Inc.	21,282	638,886
*Zoll Medical Corp.	75,810	3,134,744

Total Health Care		415,088,657

Industrials — (14.6%)
#*3D Systems Corp.	79,617	2,272,269
#A.O. Smith Corp.	134,297	5,749,255

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*A.T. Cross Co.	38,279	$372,837
#*A123 Systems, Inc.	367,488	3,329,441
#AAON, Inc.	53,881	1,451,015
*AAR Corp.	146,507	3,924,923
ABM Industries, Inc.	184,426	4,739,748
*Acacia Technologies Group	179,983	4,391,585
*ACCO Brands Corp.	242,023	1,987,009
*Accuride Corp.	259	3,875
Aceto Corp.	91,257	785,723
*Active Power, Inc.	489,231	1,051,847
Actuant Corp. Class A	273,540	7,585,264
#Acuity Brands, Inc.	75,963	4,193,158
Administaff, Inc.	93,523	2,648,571
#*Advisory Board Co. (The)	54,905	2,715,601
*AeroCentury Corp.	1,600	30,560
*Aerosonic Corp.	7,498	26,768
#*Aerovironment, Inc.	73,539	2,073,800
*Air Transport Services Group, Inc.	226,554	1,676,500
Aircastle, Ltd.	223,426	2,372,784
#*AirTran Holdings, Inc.	406,234	3,002,069
Alamo Group, Inc.	40,522	1,051,546
*Alaska Air Group, Inc.	111,907	6,629,371
Albany International Corp.	100,465	2,265,486
Alexander & Baldwin, Inc.	136,783	5,487,734
#Allegiant Travel Co.	68,416	3,184,081
*Allied Defense Group, Inc.	62,974	219,150
*Allied Motion Technologies, Inc.	3,873	33,850
*Altra Holdings, Inc.	96,302	2,013,675
*Amerco, Inc.	66,659	6,066,636
*American Railcar Industries, Inc.	84,870	1,609,984
*American Reprographics Co.	136,773	1,103,758
American Science & Engineering, Inc.	31,460	2,737,020
#*American Superconductor Corp.	29,544	805,665
#American Woodmark Corp.	37,372	696,988
Ameron International Corp.	32,874	2,267,320
Ampco-Pittsburgh Corp.	35,063	873,419
*AMREP Corp.	7,250	93,017
*APAC Customer Services, Inc.	184,573	1,016,997
#Apogee Enterprises, Inc.	86,438	1,105,542
Applied Industrial Technologies, Inc.	152,746	4,835,938
Applied Signal Technologies, Inc.	44,017	1,673,086
#*Argan, Inc.	25,291	234,448
Arkansas Best Corp.	83,439	2,131,866
Armstrong World Industries, Inc.	86	3,492
*Arotech Corp.	34,540	55,955
Art’s-Way Manufacturing Co., Inc.	400	5,196
#*ArvinMeritor, Inc.	234,086	5,117,120
#*Ascent Solar Technologies, Inc.	101,497	321,745
*Astec Industries, Inc.	78,312	2,357,191
*Astronics Corp.	34,415	794,986
*Astronics Corp. Class B	6,887	158,470
*Astrotech Corp.	1,822	2,314
*Atlas Air Worldwide Holdings, Inc.	100,941	5,128,812
*Avalon Holding Corp. Class A	43,236	129,708
#*Avis Budget Group, Inc.	411,404	5,693,831
AZZ, Inc.	41,412	1,660,207
#Badger Meter, Inc.	49,856	2,043,597
*Baker (Michael) Corp.	28,577	867,598
*Baldwin Technology Co. Class A	3,200	4,512
#Barnes Group, Inc.	186,391	3,694,270
Barrett Business Services, Inc.	30,438	448,047

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Beacon Roofing Supply, Inc.	138,172	$2,509,204
Belden, Inc.	164,310	5,711,416
*Blount International, Inc.	168,223	2,525,027
*BlueLinx Holdings, Inc.	50,412	182,996
*BNS Holding, Inc.	201	39,195
#Brady Co. Class A	163,021	5,338,938
*Breeze-Eastern Corp.	33,913	237,391
#Briggs & Stratton Corp.	174,593	3,486,622
Brink’s Co. (The)	162,402	4,384,854
*Broadwind Energy, Inc.	125,592	231,089
*BTU International, Inc.	21,626	248,266
*Builders FirstSource, Inc.	83,113	184,511
*C&D Technologies, Inc.	309,692	74,016
*CAI International, Inc.	67,190	1,279,298
Cascade Corp.	37,546	1,767,290
*Casella Waste Systems, Inc.	85,000	681,700
#*CBIZ, Inc.	196,795	1,369,693
CDI Corp.	63,875	1,025,832
#*CECO Environmental Corp.	67,033	372,033
*Celadon Group, Inc.	73,802	1,081,199
*Cenveo, Inc.	194,425	1,046,006
*Ceradyne, Inc.	81,775	2,897,288
*Champion Industries, Inc.	9,213	18,426
*Chart Industries, Inc.	99,796	3,624,591
#Chase Corp.	24,626	379,240
Chicago Rivet & Machine Co.	1,028	19,553
#CIRCOR International, Inc.	58,091	2,346,295
#CLAROC, Inc.	111,600	4,818,888
#*Clean Harbors, Inc.	68,564	6,173,503
#*Coleman Cable, Inc.	14,198	95,127
*Colfax Corp.	151,067	2,815,889
*Columbus McKinnon Corp.	67,032	1,130,830
Comfort Systems USA, Inc.	132,231	1,683,301
*Command Security Corp.	3,850	7,238
*Commercial Vehicle Group, Inc.	188,113	3,036,144
*Competitive Technologies, Inc.	27,004	28,624
CompX International, Inc.	7,298	99,253
*Conrad Industries, Inc.	6,900	77,970
*Consolidated Graphics, Inc.	39,676	1,985,784
#Con-way, Inc.	161,251	5,485,759
Corporate Executive Board Co.	123,503	4,799,327
#*CoStar Group, Inc.	73,597	4,142,039
Courier Corp.	41,872	593,528
*Covenant Transportation Group, Inc.	178,876	1,604,518
*CPI Aerostructures, Inc.	22,553	268,155
*CRA International, Inc.	31,407	762,562
Cubic Corp.	92,954	4,531,507
Curtiss-Wright Corp.	155,615	5,399,840
#Deluxe Corp.	179,576	4,390,633
*DigitalGlobe, Inc.	168,089	5,162,013
#*Document Security Systems, Inc.	31,485	153,332
#*Dollar Thrifty Automotive Group, Inc.	68,832	3,339,729
Ducommun, Inc.	36,311	797,390
*DXP Enterprises, Inc.	48,752	1,061,819
*Dycom Industries, Inc.	137,001	2,201,606
*Dynamex, Inc.	30,416	757,054
Dynamic Materials Corp.	46,249	913,418
#*Eagle Bulk Shipping, Inc.	242,956	993,690
Eastern Co.	20,863	396,188
Ecology & Environment, Inc. Class A	4,821	72,797
*EMCOR Group, Inc.	210,148	6,363,281

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Encore Wire Corp.	77,521	$1,739,959
#*Ener1, Inc.	293,127	1,128,539
#*Energy Conversion Devices, Inc.	194,386	793,095
#*Energy Recovery, Inc.	146,082	499,600
EnergySolutions, Inc.	309,270	1,830,878
#*EnerNOC, Inc.	16,559	430,865
*EnerSys	185,840	6,099,269
Ennis, Inc.	87,366	1,452,897
#*EnPro Industries, Inc.	71,293	2,959,372
*Environmental Tectonics Corp.	7,400	22,940
#ESCO Technologies, Inc.	87,355	3,169,239
Espey Manufacturing & Electronics Corp.	9,085	196,418
*Esterline Technologies Corp.	87,108	6,200,347
#*Excel Maritime Carriers, Ltd.	309,539	1,402,212
*Exponent, Inc.	47,769	1,754,078
#*Express-1 Expedited Solutions, Inc.	37,630	114,019
Federal Signal Corp.	241,128	1,678,251
*First Aviation Services, Inc.	6,000	4,773
#*Flanders Corp.	63,897	233,224
*Flow International Corp.	177,012	663,795
#Forward Air Corp.	95,777	2,673,136
*Franklin Covey Co.	121,017	947,563
Franklin Electric Co., Inc.	80,496	3,306,776
#Freightcar America, Inc.	39,451	1,125,143
*Frozen Food Express Industries	166,048	670,834
#*FTI Consulting, Inc.	42,262	1,541,295
*Fuel Tech, Inc.	84,617	677,782
*FuelCell Energy, Inc.	177,606	310,810
*Furmanite Corp.	127,690	972,998
G & K Services, Inc. Class A	66,564	2,085,450
#GATX Corp.	162,056	5,388,362
#*Genco Shipping & Trading, Ltd.	82,767	956,787
*Gencor Industries, Inc.	3,642	28,699
#*GenCorp, Inc.	200,100	1,026,513
#*General Cable Corp.	189,054	6,996,889
*Genesee & Wyoming, Inc.	103,575	5,360,006
*GEO Group, Inc. (The)	231,350	5,499,190
*GeoEye, Inc.	83,164	3,319,907
*Gibraltar Industries, Inc.	108,504	1,196,799
*Global Defense Technology & Systems, Inc.	2,984	49,117
#Gorman-Rupp Co. (The)	55,093	1,750,856
*GP Strategies Corp.	63,205	625,097
Graham Corp.	33,930	787,176
#Granite Construction, Inc.	138,498	3,578,788
Great Lakes Dredge & Dock Corp.	222,681	1,850,479
*Greenbrier Cos., Inc.	96,651	2,287,729
*Griffon Corp.	219,856	2,559,124
*H&E Equipment Services, Inc.	98,700	1,146,894
Hardinge, Inc.	47,823	418,451
#*Hawaiian Holdings, Inc.	191,087	1,412,133
Healthcare Services Group, Inc.	158,795	2,515,313
#Heartland Express, Inc.	320,484	5,135,756
#HEICO Corp.	50,250	2,627,572
HEICO Corp. Class A	69,230	2,641,817
Heidrick & Struggles International, Inc.	47,466	1,271,614
*Heritage-Crystal Clean, Inc.	2,284	26,517
*Herley Industries, Inc.	48,471	796,379
Herman Miller, Inc.	199,815	4,821,536
*Hexcel Corp.	356,681	6,784,073
*Hill International, Inc.	132,900	863,850
#HNI Corp.	142,113	4,311,708

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Hoku Corp.	110,728	$275,713
Horizon Lines, Inc.	152,415	754,454
#Houston Wire & Cable Co.	57,531	750,780
*Hub Group, Inc. Class A	128,273	4,461,335
*Hudson Highland Group, Inc.	96,571	533,072
#*Hudson Technologies, Inc.	3,900	8,112
*Hurco Cos., Inc.	18,353	466,717
*Huron Consulting Group, Inc.	75,713	1,939,010
*Huttig Building Products, Inc.	250,328	237,812
*ICF International, Inc.	67,998	1,639,092
*Identive Group, Inc.	50,856	131,717
*II-VI, Inc.	108,403	5,352,940
#*Innerworkings, Inc.	142,158	895,595
*Innotrac Corp.	16,000	23,360
*Innovative Solutions & Support, Inc.	49,017	284,299
#*Insituform Technologies, Inc.	137,307	3,777,316
Insteel Industries, Inc.	54,969	627,746
*Integrated Electrical Services, Inc.	31,883	120,199
*Intelligent Systems Corp.	34,437	50,967
#Interface, Inc. Class A	199,635	3,244,069
*Interline Brands, Inc.	114,851	2,438,287
International Shipholding Corp.	19,855	497,566
Intersections, Inc.	52,939	521,979
#*JetBlue Airways Corp.	758,521	4,551,126
John Bean Technologies Corp.	99,659	1,798,845
*JPS Industries, Inc.	8,700	43,718
*Kadant, Inc.	40,397	854,801
Kaman Corp. Class A	90,777	2,672,021
#Kaydon Corp.	109,588	4,242,151
*Kelly Services, Inc. Class A	115,836	2,279,073
*Kelly Services, Inc. Class B	350	6,988
*Key Technology, Inc.	16,994	281,761
*Kforce, Inc.	142,256	2,543,537
Kimball International, Inc. Class B	116,461	784,365
#Knight Transportation, Inc.	267,373	5,096,129
Knoll, Inc.	164,413	2,752,274
*Korn/Ferry International	163,956	3,836,570
*Kratos Defense & Security Solutions, Inc.	56,324	789,662
L.S. Starrett Co. Class A	17,120	214,171
*LaBarge, Inc.	54,954	767,158
*Ladish Co., Inc.	50,237	2,689,689
Lawson Products, Inc.	35,360	826,363
*Layne Christensen Co.	68,521	2,163,893
*LB Foster Co. Class A	41,336	1,643,106
*LECG Corp.	78,299	123,712
*LGL Group, Inc.	7,403	162,940
#Lindsay Corp.	39,977	2,601,703
*LMI Aerospace, Inc.	37,168	695,971
LSI Industries, Inc.	84,038	625,243
*Lydall, Inc.	64,741	517,928
*M&F Worldwide Corp.	60,008	1,447,993
*Magnetek, Inc.	422,947	761,305
*Manitex International, Inc.	6,890	38,446
#Manitowoc Co., Inc. (The)	459,749	6,174,429
Marten Transport, Ltd.	70,041	1,492,574
*MasTec, Inc.	266,475	4,055,750
McGrath Rentcorp	81,817	2,065,061
*Media Sciences International, Inc.	2,800	673
#*Metalico, Inc.	173,085	960,622
Met-Pro Corp.	50,356	546,363
*MFRI, Inc.	19,605	213,498

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Microvision, Inc.	203,179	$384,008
*Middleby Corp.	63,968	5,233,222
Miller Industries, Inc.	40,721	621,402
#Mine Safety Appliances Co.	126,245	3,936,319
*Mistras Group, Inc.	38,395	548,665
*Mobile Mini, Inc.	124,549	2,545,782
*Moog, Inc.	134,046	5,715,721
*Moog, Inc. Class B	10,499	453,767
Mueller Industries, Inc.	134,994	4,414,304
Mueller Water Products, Inc.	482,842	1,931,368
#Multi-Color Corp.	44,322	736,632
*MYR Group, Inc.	69,273	1,523,313
NACCO Industries, Inc. Class A	21,539	2,159,285
*National Patent Development Corp.	13,860	22,176
National Presto Industries, Inc.	18,845	2,412,537
National Technical Systems, Inc.	27,735	209,122
*Navigant Consulting, Inc.	145,200	1,479,588
#*NCI Building Systems, Inc.	13,818	183,365
#*NIVS IntelliMedia Technology Group, Inc.	88,457	183,991
*NN, Inc.	57,769	757,352
*Northwest Pipe Co.	31,119	680,573
*Ocean Power Technologies, Inc.	34,570	188,061
#*Odyssey Marine Exploration, Inc.	133,967	439,412
#*Old Dominion Freight Line, Inc.	190,106	6,115,710
#*Omega Flex, Inc.	28,073	364,668
*On Assignment, Inc.	125,566	991,971
*Orbit International Corp.	1,977	6,939
*Orbital Sciences Corp.	207,441	3,538,943
*Orion Energy Systems, Inc.	51,702	224,904
#*Orion Marine Group, Inc.	71,633	839,539
*P.A.M. Transportation Services, Inc.	34,128	393,837
#*Pacer International, Inc.	108,294	676,838
*Paragon Technologies, Inc.	2,950	7,685
*Park-Ohio Holdings Corp.	41,354	850,238
*Patrick Industries, Inc.	12,641	27,178
#*Patriot Transportation Holding, Inc.	40,692	1,150,363
*PGT, Inc.	101,449	237,391
*Pike Electric Corp.	97,191	803,770
*Pinnacle Airlines Corp.	64,300	463,603
#*Plug Power, Inc.	712,637	548,659
#*PMFG, Inc.	41,466	679,213
#*Point Blank Solutions, Inc.	68,285	17,754
*Polypore International, Inc.	120,111	5,783,345
*Powell Industries, Inc.	37,288	1,413,588
*PowerSecure International, Inc.	76,400	559,248
Preformed Line Products Co.	23,031	1,407,424
*PRGX Global, Inc.	80,515	502,414
#Primoris Services Corp.	16,071	131,943
Providence & Worcester Railroad Co.	5,356	97,533
*Quality Distribution, Inc.	85,270	783,631
Quanex Building Products Corp.	132,363	2,579,755
*RailAmerica, Inc.	64,696	806,759
Raven Industries, Inc.	61,405	2,900,772
*RBC Bearings, Inc.	76,887	2,673,361
*RCM Technologies, Inc.	155,873	712,340
*Real Goods Solar, Inc.	1,860	5,171
#*Republic Airways Holdings, Inc.	169,866	1,090,540
Resources Connection, Inc.	209,836	4,205,113
Robbins & Myers, Inc.	143,305	5,951,457
#*RSC Holdings, Inc.	233,185	2,788,893
*Rush Enterprises, Inc. Class A	97,399	1,857,399

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Rush Enterprises, Inc. Class B	40,331	$662,235
*Saia, Inc.	56,541	809,102
#*SatCon Technology Corp.	101,496	492,256
*Sauer-Danfoss, Inc.	126,696	3,629,840
Schawk, Inc.	85,408	1,557,842
*School Specialty, Inc.	67,783	884,568
*Schuff International, Inc.	6,700	98,825
Seaboard Corp.	1,854	3,711,708
Servotronics, Inc.	1,500	12,975
*SFN Group, Inc.	186,396	1,804,313
SIFCO Industries, Inc.	8,000	129,680
Simpson Manufacturing Co., Inc.	172,950	5,145,262
SkyWest, Inc.	192,045	2,890,277
*SL Industries, Inc.	9,840	181,843
#SmartPros, Ltd.	10,300	23,484
*Sparton Corp.	34,969	298,635
*Spherix, Inc.	37,595	20,298
*Spire Corp.	24,326	122,603
*Standard Parking Corp.	54,583	981,948
#Standard Register Co.	68,943	220,618
Standex International Corp.	43,150	1,439,052
#Steelcase, Inc. Class A	292,053	2,984,782
*Sterling Construction Co., Inc.	41,988	539,966
#Sun Hydraulics, Inc.	53,971	2,012,039
*SunPower Corp. Class B	142,898	1,886,254
Superior Uniform Group, Inc.	11,185	117,666
*Supreme Industries, Inc.	114,945	373,571
*SYKES Enterprises, Inc.	158,301	3,083,703
*Sypris Solutions, Inc.	303,843	1,279,179
#TAL International Group, Inc.	104,390	3,260,100
#*Taser International, Inc.	211,948	888,062
*Team, Inc.	66,197	1,691,995
*TeamStaff, Inc.	13,988	6,013
*Tech/Ops Sevcon, Inc.	8,183	59,981
Technology Research Corp.	84,852	448,867
*Tecumseh Products Co. Class A	38,892	469,815
*Tecumseh Products Co. Class B	4,297	51,070
*Teledyne Technologies, Inc.	123,089	5,823,341
*Tel-Instrument Electronics	8,800	79,420
Tennant Co.	66,346	2,676,398
*Tetra Tech, Inc.	215,500	4,987,748
#Textainer Group Holdings, Ltd.	163,165	5,058,115
#Titan International, Inc.	120,184	2,283,496
#*Titan Machinery, Inc.	60,123	1,456,780
Todd Shipyards Corp.	25,294	562,539
Toro Co.	76,854	4,674,260
#*Track Data Corp.	393	40,764
*Trailer Bridge, Inc.	11,600	43,964
*Transcat, Inc.	5,900	49,560
*TRC Cos., Inc.	381,979	1,348,386
Tredegar Industries, Inc.	86,991	1,627,602
#*Trex Co., Inc.	46,445	1,081,240
*TriMas Corp.	127,478	2,427,181
#Trinity Industries, Inc.	206,100	5,748,129
#Triumph Group, Inc.	44,280	4,252,208
*TrueBlue, Inc.	154,197	2,630,601
*Tufco Technologies, Inc.	4,700	15,228
Tutor Perini Corp.	169,335	3,845,598
Twin Disc, Inc.	42,764	1,392,823
*U.S. Home Systems, Inc.	6,318	29,631
*Ultralife Corp.	57,797	397,065

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
UniFirst Corp.	49,832	$2,778,632
*United Capital Corp.	28,013	773,159
#*United Rentals, Inc.	187,603	4,999,620
*United Stationers, Inc.	80,371	5,005,506
Universal Forest Products, Inc.	72,537	2,662,108
*Universal Power Group, Inc.	9,833	45,232
*Universal Security Instruments, Inc.	5	41
*Universal Truckload Services, Inc.	43,894	654,021
#*UQM Technologies, Inc.	84,121	229,650
#*US Airways Group, Inc.	565,319	5,607,964
#US Ecology, Inc.	63,575	1,071,874
*USA Truck, Inc.	30,520	366,240
#*USG Corp.	349,773	5,673,318
#UTi Worldwide, Inc.	293,686	6,431,723
#*Valence Technology, Inc.	19,099	29,412
*Valpey Fisher Corp.	8,710	29,701
*Versar, Inc.	27,250	93,195
Viad Corp.	68,457	1,610,793
#Vicor Corp.	109,074	1,606,660
Virco Manufacturing Corp.	31,531	96,170
*Vishay Precision Group, Inc.	29,487	546,984
*Volt Information Sciences, Inc.	127,547	876,248
VSE Corp.	11,566	345,939
*Wabash National Corp.	302,145	3,432,367
#Watsco, Inc. Class A	64,000	4,014,080
Watsco, Inc. Class B	12,822	807,786
Watts Water Technologies, Inc.	102,008	3,669,228
*WCA Waste Corp.	53,626	263,840
#Werner Enterprises, Inc.	246,884	6,085,691
#*WESCO International, Inc.	98,371	5,513,695
*Willdan Group, Inc.	6,294	27,505
*Willis Lease Finance Corp.	26,924	355,666
WSI Industries, Inc.	1,900	9,443
#*YRC Worldwide, Inc.	18,014	72,957

Total Industrials		722,826,178

Information Technology — (17.1%)
*ACI Worldwide, Inc.	116,756	3,092,866
*Acme Packet, Inc.	161,675	8,694,881
*Acorn Energy, Inc.	35,287	140,442
*Actuate Corp.	157,222	872,582
*Acxiom Corp.	280,627	4,835,203
*ADDvantage Technologies Group, Inc.	6,085	18,072
*Adept Technology, Inc.	18,043	84,622
*ADPT Corp.	348,189	1,020,194
*Advanced Analogic Technologies, Inc.	140,900	560,782
#*Advanced Energy Industries, Inc.	142,952	2,207,894
#*Advanced Photonix, Inc.	5,345	9,621
#*Advent Software, Inc.	169,878	5,021,594
*Aehr Test Systems	12,500	16,375
*Aetrium, Inc.	7,219	14,221
*Agilysys, Inc.	116,433	667,161
American Software, Inc. Class A	80,504	532,936
#*Amkor Technology, Inc.	679,606	5,531,993
*Amtech Systems, Inc.	37,570	962,168
*Anadigics, Inc.	238,257	1,627,295
*Analysts International Corp.	64,790	211,863
*Anaren, Inc.	53,627	1,101,499
*Ancestry.com, Inc.	155,781	5,545,804
Anixter International, Inc.	94,283	5,965,285
*Applied Micro Circuits Corp.	219,722	2,162,064

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Ariba, Inc.	262,753	$7,380,732
*Arris Group, Inc.	400,678	5,000,461
#*Aruba Networks, Inc.	263,829	5,685,515
*Aspen Technology, Inc.	172,563	2,441,766
*Astea International, Inc.	2,800	8,680
Astro-Med, Inc.	14,233	110,590
#*ATMI, Inc.	111,067	2,287,980
*AuthenTec, Inc.	65,905	199,692
#*Authentidate Holding Corp.	97,600	43,822
*Autobytel, Inc.	758,307	648,352
*Aviat Networks, Inc.	208,216	1,080,641
*Avid Technology, Inc.	131,134	2,183,381
*Aware, Inc.	26,113	97,924
*Axcelis Technologies, Inc.	377,172	1,308,787
*AXT, Inc.	194,435	2,105,731
Bel Fuse, Inc. Class A	8,710	209,563
Bel Fuse, Inc. Class B	32,395	706,535
*Benchmark Electronics, Inc.	109,971	2,088,349
*BigBand Networks, Inc.	162,903	431,693
*Bitstream, Inc.	7,200	50,472
Black Box Corp.	58,523	2,059,424
Blackbaud, Inc.	146,957	3,863,500
#*Blackboard, Inc.	134,002	5,207,318
*Blonder Tongue Laboratories, Inc.	22,536	53,636
#*Blue Coat Systems, Inc.	172,704	4,975,602
*Bogen Communications International, Inc.	11,900	30,940
*Bottomline Technologies, Inc.	112,410	2,577,561
*Brightpoint, Inc.	239,107	2,169,896
*BroadVision, Inc.	4,855	58,163
*Brooks Automation, Inc.	228,473	2,682,273
*Bsquare Corp.	32,868	288,910
#*Cabot Microelectronics Corp.	80,252	3,620,168
*CACI International, Inc.	102,311	5,677,237
#*Cadence Design Systems, Inc.	595,611	5,169,903
*CalAmp Corp.	457,346	1,454,360
*Callidus Software, Inc.	76,856	480,350
*Cardtronics, Inc.	147,847	2,526,705
*Cascade Microtech, Inc.	49,008	301,399
#Cass Information Systems, Inc.	26,232	950,910
*CEVA, Inc.	73,263	1,770,767
*Checkpoint Systems, Inc.	138,728	2,867,508
#*China Information Technology, Inc.	149,714	673,713
*Chyron International Corp.	1,822	5,320
*Ciber, Inc.	243,304	1,109,466
#*Ciena Corp.	1,116	24,585
*Cirrus Logic, Inc.	196,409	4,130,481
*Clearfield, Inc.	87,411	414,328
#Cognex Corp.	135,362	4,242,245
*Cogo Group, Inc.	80,074	701,448
*Coherent, Inc.	87,663	4,694,354
Cohu, Inc.	83,551	1,248,252
*Comarco, Inc.	35,710	12,141
●#*Commerce One LLC	45,000	—
Communications Systems, Inc.	31,398	469,086
#*CommVault Systems, Inc.	150,706	4,655,308
*Compellent Technologies, Inc.	36,108	1,001,275
*Computer Task Group, Inc.	61,658	729,414
*comScore, Inc.	106,489	2,551,476
Comtech Telecommunications Corp.	90,972	2,552,674
#*Comverge, Inc.	55,593	344,677
*Concurrent Computer Corp.	26,320	135,285

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Conexant Systems, Inc.	219,188	$458,103
#*Constant Contact, Inc.	27,091	758,277
*Convergys Corp.	425,464	6,058,607
*CPI International, Inc.	51,859	1,006,065
#*Cray, Inc.	127,996	956,770
*CSG Systems International, Inc.	123,232	2,396,862
*CSP, Inc.	8,385	32,785
CTS Corp.	119,684	1,357,217
*CVD Equipment Corp.	11,029	88,783
*CyberOptics Corp.	14,954	142,661
*Cymer, Inc.	124,553	6,052,030
#Daktronics, Inc.	136,561	2,085,286
*Data I/O Corp.	7,300	44,749
*Datalink Corp.	30,886	197,670
*Dataram Corp.	75,582	171,571
#*DataTRAK International, Inc.	2,915	2,478
*Datawatch Corp.	3,832	12,914
DDi Corp.	69,869	787,074
#*DealerTrack Holdings, Inc.	137,427	2,716,245
#*Deltek, Inc.	131,578	935,520
*DemandTec, Inc.	61,772	744,353
*DG FastChannel, Inc.	82,356	2,257,378
#*Dice Holdings, Inc.	213,074	2,782,746
*Digi International, Inc.	87,445	926,043
*Digimarc Corp.	22,121	663,851
#*Digital Angel Corp.	21,399	8,560
#*Digital River, Inc.	130,978	4,157,242
#*Diodes, Inc.	146,419	3,768,825
*Ditech Networks, Inc.	98,647	134,160
*Dot Hill Systems Corp.	736,220	2,061,416
*DSP Group, Inc.	100,273	751,045
#*DTS, Inc.	62,328	2,793,541
*Dynamics Research Corp.	99,797	1,344,266
#Earthlink, Inc.	357,415	3,048,750
*Easylink Services International Corp.	3,800	15,200
#*Ebix, Inc.	127,784	2,881,529
#*Echelon Corp.	80,171	729,556
*Echo Global Logistics, Inc.	419	4,869
*EchoStar Corp.	64,565	1,759,396
*EDGAR Online, Inc.	21,300	27,051
*Edgewater Technology, Inc.	46,668	108,736
*Elecsys Corp.	10,567	48,186
Electro Rent Corp.	83,870	1,237,921
*Electronics for Imaging, Inc.	161,216	2,415,016
*eLoyalty Corp.	24,679	170,038
#*EMCORE Corp.	147,150	203,067
*EMS Technologies, Inc.	52,900	969,657
#*Emulex Corp.	335,452	3,827,507
*EndWave Corp.	25,203	57,463
*Entegris, Inc.	505,671	3,868,383
*Entorian Technologies, Inc.	10,595	41,850
#*Entropic Communications, Inc.	210,399	2,308,077
*Epicor Software Corp.	221,796	2,297,807
EPIQ Systems, Inc.	124,728	1,602,755
*ePlus, Inc.	19,469	503,079
*Euronet Worldwide, Inc.	190,381	3,482,068
#*Evergreen Solar, Inc.	17,300	38,925
Evolving Systems, Inc.	5,500	44,770
*Exar Corp.	156,772	1,006,476
*ExlService Holdings, Inc.	102,431	1,952,335
*Extreme Networks	314,734	1,032,328

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#Fair Isaac Corp.	133,500	$3,388,230
*Fairchild Semiconductor International, Inc.	398,681	7,096,522
#*FalconStor Software, Inc.	146,174	529,881
*Faro Technologies, Inc.	56,000	1,697,920
*FEI Co.	141,406	3,853,314
#*Finisar Corp.	182,735	6,085,076
*FormFactor, Inc.	116,343	994,733
Forrester Research, Inc.	78,205	2,787,226
*Frequency Electronics, Inc.	50,409	355,888
*FSI International, Inc.	134,871	563,761
*Gerber Scientific, Inc.	169,522	1,293,453
*Giga-Tronics, Inc.	3,942	11,077
*GigOptix, Inc.	7,585	21,238
*Global Cash Access, Inc.	227,205	692,975
*Globalscape, Inc.	10,273	22,395
*Globecomm Systems, Inc.	73,289	693,314
*Glu Mobile, Inc.	6,246	19,675
*GSE Systems, Inc.	48,915	159,463
#*GSI Commerce, Inc.	115,185	2,653,862
*GSI Technology, Inc.	97,542	897,386
#*GT Solar International, Inc.	528,265	5,834,687
*GTSI Corp.	87,477	411,142
*Guidance Software, Inc.	53,551	373,250
*Hackett Group, Inc.	142,195	496,261
*Harmonic, Inc.	391,786	3,306,674
#*Hauppauge Digital, Inc.	33,777	83,767
Heartland Payment Systems, Inc.	94,368	1,491,014
● *Here Media, Inc.	22,918	—
● *Here Media, Inc. Special Shares	22,918	—
#*Hittite Microwave Corp.	97,425	5,824,066
#*HSW International, Inc.	436	1,744
*Hutchinson Technology, Inc.	84,052	278,212
*Hypercom Corp.	918,056	8,207,421
*I.D. Systems, Inc.	7,642	33,166
*IEC Electronics Corp.	31,914	276,056
#iGATE Corp.	189,908	2,924,583
#*iGo, Inc.	73,732	246,265
*Ikanos Communications, Inc.	245,090	294,108
*Imation Corp.	123,759	1,249,966
Imergent, Inc.	24,597	109,211
*Immersion Corp.	97,262	574,818
*Infinera Corp.	360,868	2,646,967
*InfoSpace, Inc.	186,117	1,522,437
*Innodata Isogen, Inc.	73,606	208,305
*Insight Enterprises, Inc.	147,891	2,058,643
*InsWeb Corp.	1,533	13,360
*Integral Systems, Inc.	63,802	777,746
*Integral Vision, Inc.	2,209	82
*Integrated Device Technology, Inc.	537,342	3,428,242
*Integrated Silicon Solution, Inc.	149,581	1,558,634
#*Intellicheck Mobilisa, Inc.	64,234	84,147
*Interactive Intelligence, Inc.	62,281	2,038,457
#*InterDigital, Inc.	140,937	6,786,117
*Interlink Electronics, Inc.	23,100	7,046
#*Intermec, Inc.	202,068	2,295,492
*Internap Network Services Corp.	183,520	1,337,861
*International Rectifier Corp.	225,033	7,207,807
● #*Internet Media Services, Inc.	12,978	—
*Interphase Corp.	10,478	20,642
#Intersil Corp. Class A	152,280	2,302,474
#*Intest Corp.	45,877	177,544

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Intevac, Inc.	78,579	$1,080,461
*IntriCon Corp.	18,306	73,224
*Inuvo, Inc.	1,558	4,674
*INX, Inc.	5,600	40,320
*iPass, Inc.	525,197	814,055
*IPG Photonics Corp.	204,333	7,080,138
*Iteris, Inc.	19,424	33,992
#*Ixia	178,824	2,812,902
*IXYS Corp.	108,118	1,224,977
#*j2 Global Communications, Inc.	151,552	4,182,835
*Jaco Electronics, Inc.	34,434	12,396
*JDA Software Group, Inc.	155,364	4,688,886
*Kemet Corp.	63,552	991,411
*Kenexa Corp.	79,776	1,654,554
*KEY Tronic Corp.	33,429	196,228
Keynote Systems, Inc.	49,438	861,704
#*KIT Digital, Inc.	81,863	1,128,072
*Knot, Inc. (The)	120,146	1,331,218
*Kopin Corp.	226,303	918,790
*Kulicke & Soffa Industries, Inc.	203,354	1,982,702
*KVH Industries, Inc.	48,297	586,809
#*L-1 Identity Solutions, Inc.	259,991	3,101,693
*Lantronix, Inc.	2,333	7,909
*Lattice Semiconductor Corp.	502,283	3,129,223
#*Lawson Software, Inc.	559,021	5,254,797
*LeCroy Corp.	214,992	2,805,646
#*LightPath Technologies, Inc.	1,850	3,052
*Limelight Networks, Inc.	346,877	2,162,778
*Lionbridge Technologies, Inc.	188,502	723,848
*Liquidity Services, Inc.	90,219	1,287,425
Littlefuse, Inc.	77,748	3,986,917
*Logic Devices, Inc.	6,400	5,376
#*LogMeIn, Inc.	82,850	3,192,210
*LoJack Corp.	94,216	598,272
*LookSmart, Ltd.	2,267	4,058
*LoopNet, Inc.	131,284	1,348,287
*Loral Space & Communications, Inc.	128,378	9,560,310
#*LTX-Credence Corp.	340,726	3,020,536
*Mace Security International, Inc.	29,525	12,105
*Magma Design Automation, Inc.	138,126	750,024
*Management Network Group, Inc.	44,954	115,082
*Manhattan Associates, Inc.	78,670	2,321,552
#*ManTech International Corp. Class A	57,090	2,295,303
Marchex, Inc.	85,478	813,751
*Mastech Holdings, Inc.	27	109
*Mattson Technology, Inc.	140,038	320,687
#Maximus, Inc.	60,200	4,084,570
#*Maxwell Technologies, Inc.	39,925	718,650
*Measurement Specialties, Inc.	53,233	1,434,097
#*Mechanical Technology, Inc.	7	5
*MEMSIC, Inc.	9,884	30,838
*Mentor Graphics Corp.	420,738	5,358,098
*Mercury Computer Systems, Inc.	241,089	4,551,760
Mesa Laboratories, Inc.	14,649	421,159
Methode Electronics, Inc.	128,800	1,522,416
#Micrel, Inc.	214,642	2,874,056
*Microsemi Corp.	241,314	5,427,152
*MicroStrategy, Inc.	27,961	2,973,932
#*Mindspeed Technologies, Inc.	91,967	645,608
#*MIPS Technologies, Inc.	175,380	2,178,220
*MKS Instruments, Inc.	161,018	4,622,827

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Mocon, Inc.	23,101	$297,310
*ModusLink Global Solutions, Inc.	164,876	1,010,690
*MoneyGram International, Inc.	239,317	591,113
*Monolithic Power Systems, Inc.	97,219	1,426,203
*Monotype Imaging Holdings, Inc.	119,948	1,347,616
#*MoSys, Inc.	102,119	592,290
#*Move, Inc.	436,669	982,505
*MRV Communications, Inc.	739,416	1,286,584
#MTS Systems Corp.	52,846	1,977,233
*Multi-Fineline Electronix, Inc.	78,878	2,279,574
*Nanometrics, Inc.	185,321	3,172,696
*NAPCO Security Technologies, Inc.	9,511	17,881
*NCI, Inc. Class A	27,753	582,813
*NETGEAR, Inc.	124,736	4,322,726
#*NetList, Inc.	82,621	176,809
#*NetLogic Microsystems, Inc.	125,288	4,367,540
*NetScout Systems, Inc.	146,843	3,365,642
#*NetSuite, Inc.	120,972	3,257,776
*Network Engines, Inc.	124,077	225,820
#*Network Equipment Technologies, Inc.	97,850	483,379
*NeuStar, Inc.	141,540	3,797,518
*Newport Corp.	128,617	2,257,228
*Newtek Business Services, Inc.	157,795	295,077
*Nextwave Wireless, Inc.	11,725	8,852
NIC, Inc.	188,136	1,924,631
#*Novatel Wireless, Inc.	107,583	775,673
*Novell, Inc.	600,800	3,616,816
*NumereX Corp. Class A	42,497	392,672
*Occam Networks, Inc.	87,988	752,297
#*Oclaro, Inc.	147,188	2,042,969
#*OmniVision Technologies, Inc.	189,245	4,888,198
*Omtool, Ltd.	3,470	10,410
*Online Resources Corp.	140,796	946,149
#*Onvia, Inc.	2,306	10,054
#*OpenTable, Inc.	63,694	5,007,622
*Openwave Systems, Inc.	687,710	1,396,051
*Oplink Communications, Inc.	66,532	1,648,663
OPNET Technologies, Inc.	75,762	2,166,036
*Opnext, Inc.	174,238	324,083
OPTi, Inc.	11,000	24,750
Optical Cable Corp.	16,402	100,052
*Orbcomm, Inc.	78,481	234,658
*OSI Systems, Inc.	65,287	2,480,253
#*Overland Storage, Inc.	66,392	134,776
*PAR Technology Corp.	36,625	221,215
#Park Electrochemical Corp.	69,860	2,127,936
#*ParkerVision, Inc.	76,939	45,394
*PC Connection, Inc.	53,019	469,218
*PC Mall, Inc.	44,224	309,568
*PC-Tel, Inc.	61,900	448,775
*PDF Solutions, Inc.	79,300	459,147
#Pegasystems, Inc.	10,948	374,203
*Perceptron, Inc.	16,230	87,155
*Perficient, Inc.	103,532	1,210,289
*Performance Technologies, Inc.	40,315	69,342
*Pericom Semiconductor Corp.	83,863	841,146
*Pervasive Software, Inc.	49,662	275,127
#*PFSweb, Inc.	6,817	23,314
#*Photronics, Inc.	182,749	1,204,316
*Pixelworks, Inc.	47,038	158,048
*Planar Systems, Inc.	299,070	771,601

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Plantronics, Inc.	172,282	$6,098,783
*Plexus Corp.	133,282	3,603,945
*PLX Technology, Inc.	89,982	289,292
*PMC - Sierra, Inc.	371,342	2,903,894
#Power Integrations, Inc.	95,074	3,511,083
#*Power-One, Inc.	373,347	3,994,813
*Powerwave Technologies, Inc.	852,368	2,974,764
#*Presstek, Inc.	100,357	209,746
● *Price Communications Liquidation Trust	159,870	—
*Progress Software Corp.	207,760	5,950,261
*PROS Holdings, Inc.	63,304	631,774
#Pulse Electronics Corp.	94,619	483,503
*QAD, Inc. Class A	49,874	427,919
*QAD, Inc. Class B	12,468	109,968
*Qualstar Corp.	27,000	52,110
#*Quantum Corp.	751,380	2,021,212
*Quest Software, Inc.	296,730	7,661,569
#*QuickLogic Corp.	80,269	464,758
*Radiant Systems, Inc.	106,281	1,939,628
*RadiSys Corp.	131,988	1,116,618
*Ramtron International Corp.	93,316	251,020
*RealNetworks, Inc.	419,726	1,578,170
*Reis, Inc.	41,107	281,583
*Relm Wireless Corp.	32,943	62,592
Renaissance Learning, Inc.	89,020	944,502
#*Research Frontiers, Inc.	4,300	28,079
RF Industries, Ltd.	6,206	44,807
*RF Micro Devices, Inc.	1,055,523	7,093,115
*RF Monolithics, Inc.	23,489	35,703
Richardson Electronics, Ltd.	61,920	801,245
#*RightNow Technologies, Inc.	80,251	2,080,908
*Rimage Corp.	28,998	412,642
*Riverbed Technology, Inc.	293,942	10,543,700
*Rofin-Sinar Technologies, Inc.	99,354	3,884,741
#*Rogers Corp.	53,036	2,268,880
#*Rosetta Stone, Inc.	61,102	1,149,329
#*Rubicon Technology, Inc.	52,204	940,194
*Rudolph Technologies, Inc.	331,755	3,337,455
*S1 Corp.	230,332	1,483,338
*Saba Software, Inc.	98,087	638,546
#*Sanmina-SCI Corp.	215,011	3,231,615
Sapient Corp.	532,230	6,360,148
*SAVVIS, Inc.	105,930	3,259,466
#*ScanSource, Inc.	90,252	3,268,025
*Schmitt Industries, Inc.	2,366	9,310
*Scientific Learning Corp.	9,751	32,666
*SeaChange International, Inc.	104,297	863,579
*Selectica, Inc.	10,832	48,744
*Semtech Corp.	220,740	4,819,858
Servidyne, Inc.	346	907
*ShoreTel, Inc.	176,637	1,338,908
#*Sigma Designs, Inc.	106,340	1,481,316
*Sigmatron International, Inc.	2,200	15,972
*Silicon Graphics International Corp.	103,899	1,030,678
*Silicon Image, Inc.	282,585	1,938,533
*Simulations Plus, Inc.	36,778	119,528
*Smart Modular Technologies (WWH), Inc.	207,922	1,405,553
*Smith Micro Software, Inc.	119,975	1,514,084
Soapstone Networks, Inc.	53,559	375
*SolarWinds, Inc.	244,445	4,620,010
#*Sonic Foundry, Inc.	11,010	161,296

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Sonic Solutions, Inc.	58,167	$848,366
*Sonus Networks, Inc.	883,148	2,428,657
#*Soundbite Communications, Inc.	2,200	6,248
*Sourcefire, Inc.	97,799	2,406,833
*Spansion, Inc. Class A	200,197	3,979,916
*Spark Networks, Inc.	33,052	100,148
*Spectrum Control, Inc.	45,591	604,537
*SRA International, Inc.	143,671	3,833,142
*SRS Labs, Inc.	48,142	487,678
#Stamps.com, Inc.	52,923	673,181
*Standard Microsystems Corp.	79,034	1,900,768
*StarTek, Inc.	53,389	293,640
#*STEC, Inc.	162,515	3,329,932
*SteelCloud, Inc.	9,647	1,093
#*Stratasys, Inc.	70,247	2,320,258
*Stream Global Services, Inc.	4,917	17,800
*SuccessFactors, Inc.	176,906	5,151,503
#*SunPower Corp. Class A	189,947	2,552,888
*Super Micro Computer, Inc.	98,653	1,388,541
#*SuperMedia, Inc.	218	1,550
*Supertex, Inc.	37,012	847,945
*Support.com, Inc.	156,760	868,450
Sycamore Networks, Inc.	98,421	2,053,062
*Symmetricom, Inc.	351,357	2,181,927
#*Synaptics, Inc.	112,350	3,197,481
#*Synchronoss Technologies, Inc.	92,795	2,640,946
*SYNNEX Corp.	120,525	4,024,330
Syntel, Inc.	108,782	6,066,772
*Taitron Components, Inc.	2,900	3,872
#*Take-Two Interactive Software, Inc.	290,102	3,619,022
#*Taleo Corp.	136,937	4,034,164
*Tech Data Corp.	7,850	368,244
Technical Communications Corp.	400	5,368
*TechTarget, Inc.	80,289	590,124
*Tekelec	190,592	2,187,043
*TeleCommunication Systems, Inc.	160,434	656,175
*TeleTech Holdings, Inc.	209,112	4,477,088
Telular Corp.	52,465	368,829
#*Terremark Worldwide, Inc.	267,215	5,061,052
Tessco Technologies, Inc.	25,509	293,864
*Tessera Technologies, Inc.	187,378	3,245,387
TheStreet.com, Inc.	92,856	283,211
#*THQ, Inc.	231,025	1,342,255
*TIBCO Software, Inc.	474,473	10,428,917
*Tier Technologies, Inc.	56,086	324,738
*TII Network Technologies, Inc.	2,460	7,995
*TNS, Inc.	83,683	1,479,515
*Tollgrade Communications, Inc.	157,310	1,459,837
*Transact Technologies, Inc.	28,821	273,511
*Trans-Lux Corp.	4,588	941
#*TranSwitch Corp.	23,072	49,605
#*Travelzoo, Inc.	46,990	2,208,530
*Trident Microsystems, Inc.	37,800	56,322
*Trio-Tech International	2,397	12,009
*Triquint Semiconductor, Inc.	524,955	6,908,408
*TSR, Inc.	5,056	25,027
*TTM Technologies, Inc.	280,200	4,455,180
#*Tyler Technologies, Inc.	109,800	2,278,350
#*Ultimate Software Group, Inc.	55,415	2,693,169
*Ultra Clean Holdings, Inc.	73,776	922,200
*Ultratech, Inc.	82,805	1,866,011

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Unisys Corp.	140,637	$3,984,246
United Online, Inc.	306,919	2,169,917
#*Universal Display Corp.	88,916	3,008,917
*UTStarcom, Inc.	492,023	1,033,248
#*ValueClick, Inc.	274,548	3,846,417
#*Veeco Instruments, Inc.	155,644	6,733,159
#*VeriFone Systems, Inc.	226,455	9,044,613
*Verint Systems, Inc.	34,641	1,193,729
#*Viasat, Inc.	139,627	6,059,114
*Viasystems Group, Inc.	39,456	798,195
*Vicon Industries, Inc.	15,389	73,867
*Video Display Corp.	21,987	83,551
#Virnetx Holding Corp.	190,458	2,399,771
*Virtusa Corp.	117,435	1,890,704
*Vishay Intertechnology, Inc.	427,738	7,057,677
*Vocus, Inc.	32,228	835,672
#*Volterra Semiconductor Corp.	81,725	2,030,866
Wayside Technology Group, Inc.	4,060	49,126
*Web.com Group, Inc.	163,052	1,532,689
*WebMediaBrands, Inc.	186,147	271,775
*Websense, Inc.	110,211	2,111,643
*Westell Technologies, Inc.	315,209	977,148
*Winland Electronics, Inc.	23,806	19,521
*Wireless Ronin Technologies, Inc.	38,895	53,675
*Wireless Telecom Group, Inc.	64,560	67,142
*WPCS International, Inc.	34,365	91,755
*Wright Express Corp.	122,297	5,787,094
*X-Rite, Inc.	36,694	163,655
*Zebra Technologies Corp. Class A	150,051	5,836,984
*Zhone Technologies, Inc.	57,721	144,302
*Zix Corp.	179,115	806,018
*Zoran Corp.	187,740	1,781,653
*Zygo Corp.	59,146	643,508

Total Information Technology		846,155,666

Materials — (4.6%)
A. Schulman, Inc.	117,815	2,515,350
*A.M. Castle & Co.	80,297	1,259,860
*AEP Industries, Inc.	17,282	478,539
AK Steel Holding Corp.	253,899	4,036,994
*Allied Nevada Gold Corp.	215,616	5,700,887
#AMCOL International Corp.	108,010	3,231,659
*American Pacific Corp.	25,833	158,615
American Vanguard Corp.	84,812	703,091
*Arabian American Development Co.	14,245	64,102
Arch Chemicals, Inc.	90,604	3,283,489
#Balchem Corp.	97,216	3,271,302
#Boise, Inc.	293,584	2,639,320
#*Brush Engineered Materials, Inc.	76,098	2,661,908
Buckeye Technologies, Inc.	139,464	3,508,914
Cabot Corp.	53,249	2,303,019
#*Calgon Carbon Corp.	213,213	3,040,417
*Capital Gold Corp.	88,399	423,431
Carpenter Technology Corp.	152,707	6,283,893
*Century Aluminum Co.	306,043	4,550,859
*Clearwater Paper Corp.	39,513	3,124,688
*Coeur d’Alene Mines Corp.	254,520	5,950,678
Commercial Metals Co.	273,669	4,575,746
#*Contango ORE, Inc.	4,605	43,747
*Continental Materials Corp.	300	6,684
*Core Molding Technologies, Inc.	10,717	65,802

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Cytec Industries, Inc.	34,315	$1,871,540
Deltic Timber Corp.	43,468	2,607,645
*Detrex Corp.	500	3,112
#Eagle Materials, Inc.	141,490	4,103,210
*Ferro Corp.	301,617	4,650,934
Flamemaster Corp.	189	926
#*Flotek Industries, Inc.	23,500	165,440
Friedman Industries, Inc.	24,481	212,005
#*General Moly, Inc.	213,746	1,087,967
*General Steel Holdings, Inc.	11,244	28,785
#*Georgia Gulf Corp.	132,432	3,526,664
Globe Specialty Metals, Inc.	273,373	5,019,128
*Golden Minerals, Co.	52,006	1,019,318
*Graphic Packaging Holding Co.	831,482	3,949,540
H.B. Fuller Co.	178,718	4,072,983
#Hawkins, Inc.	40,720	1,599,074
Haynes International, Inc.	41,747	2,033,914
*Headwaters, Inc.	209,666	1,102,843
#*Hecla Mining Co.	742,627	6,683,643
*Horsehead Holding Corp.	150,644	1,914,685
Innophos Holdings, Inc.	75,000	2,487,750
*Innospec, Inc.	83,282	1,675,634
#Kaiser Aluminum Corp.	67,378	3,214,604
*KapStone Paper & Packaging Corp.	160,993	2,741,711
KMG Chemicals, Inc.	38,925	662,893
Koppers Holdings, Inc.	71,036	2,733,465
*Kraton Performance Polymers, Inc.	49,198	1,544,325
Kronos Worldwide, Inc.	9,097	398,722
*Landec Corp.	118,501	741,816
#Limoneira Co.	1,255	28,238
*Louisiana-Pacific Corp.	458,870	4,607,055
*LSB Industries, Inc.	73,865	2,224,814
*Material Sciences Corp.	254,823	1,857,660
#*Mercer International, Inc.	145,708	1,245,803
Minerals Technologies, Inc.	63,377	3,994,019
#*Mines Management, Inc.	60,944	185,270
*Mod-Pac Corp.	30,416	149,951
Myers Industries, Inc.	120,171	1,098,363
Neenah Paper, Inc.	104,799	2,018,429
NewMarket Corp.	43,500	5,518,410
NL Industries, Inc.	137,390	1,834,156
*Northern Technologies International Corp.	16,529	249,588
#Olin Corp.	270,455	5,265,759
Olympic Steel, Inc.	35,942	983,733
*OM Group, Inc.	104,100	3,766,338
*Omnova Solutions, Inc.	152,649	1,073,122
P.H. Glatfelter Co.	150,728	1,813,258
*Penford Corp.	49,937	295,128
*PolyOne Corp.	318,045	4,182,292
Quaker Chemical Corp.	39,118	1,501,349
#*Rockwood Holdings, Inc.	141,834	5,757,042
*RTI International Metals, Inc.	102,355	2,957,036
Schnitzer Steel Industries, Inc. Class A	73,403	4,528,965
Schweitzer-Maudoit International, Inc.	74,268	4,453,109
#*Senomyx, Inc.	70,380	418,761
Sensient Technologies Corp.	173,931	5,898,000
*Spartech Corp.	100,918	842,665
#Stepan Co.	33,801	2,451,249
#*Stillwater Mining Co.	283,597	6,148,383
#*STR Holdings, Inc.	50,550	924,054
Synalloy Corp.	14,007	168,784

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
#Texas Industries, Inc.	94,448	$3,752,419
*U.S. Energy Corp.	10,000	60,600
#*U.S. Gold Corp.	371,111	2,375,110
*UFP Technologies, Inc.	3,500	60,060
*United States Lime & Minerals, Inc.	19,551	777,739
*Universal Stainless & Alloy Products, Inc.	22,566	722,112
#Valhi, Inc.	35,255	727,663
#*Verso Paper Corp.	24,736	115,517
Vulcan International Corp.	700	26,775
Wausau Paper Corp.	351,094	3,008,876
*Webco Industries, Inc.	600	69,375
Westlake Chemical Corp.	131,818	5,103,993
*Williams Industries, Inc.	1,200	1,722
#Worthington Industries, Inc.	251,783	4,783,877
*WR Grace & Co.	25,392	901,162
#*Xerium Technologies, Inc.	487	9,618
#*Zagg, Inc.	40,493	366,462
Zep, Inc.	68,899	1,245,005
#*Zoltek Cos., Inc.	153,246	1,713,290

Total Materials		229,999,428

Other — (0.0%)
●*Avigen, Inc. Escrow Shares	193,723	—
●*Big 4 Ranch, Inc.	3,200	—
●*Concord Camera Corp. Escrow Shares	113,476	—
●*DLB Oil & Gas, Inc. Escrow Shares	1,300	—
●*ePresence, Inc. Escrow Shares	25,100	—
*GAMCO Investors, Inc. Debentures	665	29,579
●*iGo, Inc. Escrow Shares	4,100	—
●*Landco Real Estate LLC	800	—
●*MAIR Holdings, Inc. Escrow Shares	51,616	—
●*Noel Group, Inc.	8,000	40
●#*Pelican Financial, Inc. Escrow Shares	300	—
●*Petrocorp, Inc. Escrow Shares	6,900	414
●*Student Loan Corp. Escrow Shares	36,375	90,938
●*Voyager Learning Co. Escrow Shares	72,800	—

Total Other		120,971

Real Estate Investment Trusts — (0.0%)
#Sabra Healthcare REIT, Inc.	56,462	1,050,758

Telecommunication Services — (0.9%)
AboveNet, Inc.	89,512	5,331,335
#Alaska Communications Systems Group, Inc.	131,105	1,206,166
*Arbinet Corp.	2,588	24,327
Atlantic Tele-Network, Inc.	48,458	1,809,906
#*Cbeyond, Inc.	79,711	1,167,766
*Cincinnati Bell, Inc.	582,893	1,661,245
*Cogent Communications Group, Inc.	101,372	1,382,714
#Consolidated Communications Holdings, Inc.	105,914	1,879,973
*FiberTower Corp.	67,471	249,643
*General Communications, Inc. Class A	166,123	2,011,750
#*Global Crossing, Ltd.	96,206	1,282,426
HickoryTech Corp.	57,740	582,597
*Hughes Communications, Inc.	74,248	4,530,613
#IDT Corp. Class B	67,848	1,562,539
#*Iridium Communications, Inc.	84,589	649,644
#*Leap Wireless International, Inc.	223,550	3,125,229
*Neutral Tandem, Inc.	115,089	1,740,146
NTELOS Holdings Corp.	142,354	2,869,857
*PAETEC Holding Corp.	489,285	1,932,676

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
#*Premiere Global Services, Inc.	200,718	$1,250,473
Shenandoah Telecommunications Co.	67,666	1,132,052
*SureWest Communications	99,781	1,093,600
USA Mobility, Inc.	75,057	1,281,974
*Vonage Holdings Corp.	590,453	1,936,686
#Warwick Valley Telephone Co.	25,407	375,515
*Xeta Corp.	69,805	237,337

Total Telecommunication Services		42,308,189

Utilities — (2.2%)
ALLETE, Inc.	125,758	4,641,728
*AMEN Properties, Inc.	19	8,550
#American States Water Co.	61,088	2,076,992
Artesian Resources Corp.	14,740	280,355
Avista Corp.	206,787	4,683,726
#Black Hills Corp.	136,109	4,220,740
#*Cadiz, Inc.	23,021	271,878
#California Water Service Group	68,394	2,496,381
Central Vermont Public Service Corp.	45,059	967,417
CH Energy Group, Inc.	55,153	2,680,987
#Chesapeake Utilities Corp.	33,185	1,297,533
Cleco Corp.	163,687	5,116,856
#Connecticut Water Services, Inc.	25,695	628,757
Consolidated Water Co., Ltd.	3,884	42,491
Delta Natural Gas Co., Inc.	7,289	237,621
*Dynegy, Inc.	26,648	167,616
*El Paso Electric Co.	158,300	4,266,185
#Empire District Electric Co.	147,771	3,180,032
*Environmental Power Corp.	29,836	164
Gas Natural, Inc.	7,750	83,545
*GenOn Energy, Inc.	995,202	4,120,136
IDACORP, Inc.	151,289	5,653,670
Laclede Group, Inc.	75,731	2,877,778
#MGE Energy, Inc.	80,308	3,268,536
Middlesex Water Co.	52,971	941,824
#New Jersey Resources Corp.	142,802	5,991,972
Northwest Natural Gas Co.	93,979	4,187,704
NorthWestern Corp.	131,178	3,704,467
#Ormat Technologies, Inc.	47,448	1,459,500
#Otter Tail Corp.	121,361	2,751,254
Pennichuck Corp.	9,815	275,802
PNM Resources, Inc.	330,891	4,311,510
Portland General Electric Co.	268,137	5,990,181
RGC Resources, Inc.	3,464	109,913
SJW Corp.	61,607	1,505,675
#South Jersey Industries, Inc.	100,786	5,265,061
#Southwest Gas Corp.	154,870	5,767,359
#UIL Holdings Corp.	171,432	5,175,532
Unisource Energy Corp.	132,646	4,750,053
#Unitil Corp.	36,869	811,118
WGL Holdings, Inc.	50,527	1,822,004
York Water Co.	40,099	676,470

Total Utilities		108,767,073

TOTAL COMMON STOCKS		3,970,102,722

RIGHTS/WARRANTS — (0.0%)
*Accuride Corp. Warrants 02/26/12	35,197	5,280
*Caliper Life Sciences, Inc. Warrants 08/10/11	44	26
*Celgene Corp. Contingent Value Rights	5,871	13,914
●*Contra Pharmacopeia Contingent Value Rights	20,649	—
●*CSF Holding, Inc. Litigation Rights	3,250	—

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
●*Emergent Biosolutions, Inc. Contingent Value Rights	17,329	$—
*Federal-Mogul Corp. Warrants 12/27/14	4,373	1,968
●*Lantronix, Inc. Warrants	65	—
●Ligand Pharmaceuticals, Inc. Class B Contingent Value Rights	344,196	—
●*U.S. Concrete, Inc. Warrants A 08/31/17	9,325	—
●*U.S. Concrete, Inc. Warrants B 08/31/17	9,325	—
*Valley National Bancorp Warrants 06/30/15	616	1,762

TOTAL RIGHTS/WARRANTS		22,950

TEMPORARY CASH INVESTMENTS — (0.5%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	23,004,577	23,004,577

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (19.3%)
§@DFA Short Term Investment Fund	947,989,574	947,989,574
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $16,663,258 FNMA 5.000%, 10/01/20, valued at $5,801,734) to be repurchased at $5,632,785	$5,633	5,632,751

TOTAL SECURITIES LENDING COLLATERAL		953,622,325

TOTAL INVESTMENTS — (100.0%)
(Cost $4,133,910,778)##		$4,946,752,574

U.S. SMALL CAP PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$675,537,706	—	—	$675,537,706
Consumer Staples	135,724,336	—	—	135,724,336
Energy	257,274,267	$164,349	—	257,438,616
Financials	535,076,039	9,105	—	535,085,144
Health Care	414,942,567	146,090	—	415,088,657
Industrials	722,826,178	—	—	722,826,178
Information Technology	846,155,666	—	—	846,155,666
Materials	229,999,428	—	—	229,999,428
Other	29,579	91,392	—	120,971
Real Estate Investment Trusts	1,050,758	—	—	1,050,758
Telecommunication Services	42,308,189	—	—	42,308,189
Utilities	108,767,073	—	—	108,767,073
Rights/Warrants	22,950	—	—	22,950
Temporary Cash Investments	23,004,577	—	—	23,004,577
Securities Lending Collateral	—	953,622,325	—	953,622,325

TOTAL	$3,992,719,313	$954,033,261	—	$4,946,752,574

See accompanying Notes to Schedules of Investments.

U.S. MICRO CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value†
COMMON STOCKS — (88.4%)
Consumer Discretionary — (13.6%)
*1-800-FLOWERS.COM, Inc.	161,868	$443,518
*4Kids Entertainment, Inc.	117,988	80,232
*AC Moore Arts & Crafts, Inc.	200,306	438,670
Acme United Corp.	30,407	304,070
*AFC Enterprises, Inc.	101,556	1,513,184
*AH Belo Corp.	245,466	1,990,729
Aldila, Inc.	52,806	274,591
*All American Group, Inc.	117,100	26,945
Ambassadors Group, Inc.	141,974	1,567,393
*Ambassadors International, Inc.	99	128
Amcon Distributing Co.	5,690	446,494
*American Apparel, Inc.	150,877	155,403
#*American Axle & Manufacturing Holdings, Inc.	321,327	4,594,976
*American Biltrite, Inc.	86,849	567,992
#*American Public Education, Inc.	12,612	423,259
*America’s Car-Mart, Inc.	105,056	2,620,097
*Amerigon, Inc.	63,839	695,207
Ameristar Casinos, Inc.	17,764	272,855
#Arbitron, Inc.	94,136	3,924,530
*Arctic Cat, Inc.	110,720	1,773,734
Ark Restaurants Corp.	36,613	530,888
*Asbury Automotive Group, Inc.	295,080	5,432,423
*Ascent Media Corp.	14,245	541,880
*Atrinsic, Inc.	24,152	59,655
*Audiovox Corp. Class A	164,685	1,182,438
*Bakers Footwear Group, Inc.	60,195	57,185
*Ballantyne Strong, Inc.	66,691	501,516
#Barnes & Noble, Inc.	15,476	243,747
*Bassett Furniture Industries, Inc.	90,500	633,500
*Beasley Broadcast Group, Inc.	65,543	350,655
#*Beazer Homes USA, Inc.	429,016	2,295,236
bebe stores, Inc.	469,564	2,636,602
*Belo Corp.	790,625	5,328,812
*Benihana, Inc.	15,870	130,769
*Benihana, Inc. Class A	5,332	43,509
#Big 5 Sporting Goods Corp.	92,899	1,177,959
*Biglari Holdings, Inc.	12,870	5,534,100
#*BJ’s Restaurants, Inc.	218,820	7,730,911
*Black Diamond, Inc.	138,650	977,482
#*Blockbuster, Inc. Class A	595,858	63,816
*Blockbuster, Inc. Class B	170,000	8,670
#*Blue Nile, Inc.	55,579	3,159,666
*Bluegreen Corp.	277,229	970,302
Blyth, Inc.	35,165	1,182,247
*Bon-Ton Stores, Inc. (The)	133,472	1,480,204
#Books-A-Million, Inc.	60,174	342,390
#*Borders Group, Inc.	160,090	116,866
Bowl America, Inc. Class A	55,406	727,204
#*Boyd Gaming Corp.	39,623	429,513
*Broadview Institute, Inc.	15,800	22,278
*Brookfield Homes Corp.	87,190	1,231,123
Brown Shoe Co., Inc.	160,572	2,034,447
#Brunswick Corp.	188,494	3,754,800
*Buffalo Wild Wings, Inc.	149,089	6,525,626
*Build-A-Bear-Workshop, Inc.	79,361	607,905
*Cache, Inc.	102,259	384,494
*California Coastal Communities, Inc.	107,476	1,075
*California Pizza Kitchen, Inc.	176,841	2,831,224

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Callaway Golf Co.	246,413	$1,811,136
*Cambium Learning Group, Inc.	67,224	219,822
*Canterbury Park Holding Corp.	24,562	330,359
*Caribou Coffee Co., Inc.	56,788	512,228
*Carmike Cinemas, Inc.	119,208	779,620
*Carriage Services, Inc.	168,400	860,524
*Carrols Restaurant Group, Inc.	216,330	1,514,310
*Casual Male Retail Group, Inc.	200,353	841,483
Cato Corp. Class A	251,022	6,134,978
*Cavco Industries, Inc.	56,647	2,333,290
*CEC Entertainment, Inc.	123,751	4,572,599
#*Charles & Colvard, Ltd.	55,191	151,775
*Charming Shoppes, Inc.	1,036,471	3,223,425
#Cherokee, Inc.	81,398	1,304,810
Christopher & Banks Corp.	132,276	755,296
*Chromcraft Revington, Inc.	81,837	146,488
Churchill Downs, Inc.	112,024	4,638,914
#*Citi Trends, Inc.	130,565	2,989,938
*CKX, Inc.	61,141	194,428
*Coast Distribution System, Inc.	41,382	162,217
*Cobra Electronics Corp.	15,646	53,822
*Coldwater Creek, Inc.	340,576	991,076
Collectors Universe, Inc.	49,720	688,622
#*Conn’s, Inc.	317,093	1,401,551
*Core-Mark Holding Co., Inc.	50,215	1,699,276
*Cosi, Inc.	3,033	4,216
*Cost Plus, Inc.	148,754	1,264,409
#CPI Corp.	35,312	702,709
*Craftmade International, Inc.	63,108	296,608
*Crocs, Inc.	199,167	3,264,347
#*Crown Media Holdings, Inc.	170,294	408,706
CSS Industries, Inc.	52,750	968,490
*Culp, Inc.	186,578	1,863,914
#*Cumulus Media, Inc.	142,654	544,938
*Cybex International, Inc.	6,772	5,079
*Cycle Country Accessories Corp.	488	176
*Daily Journal Corp.	200	14,200
*Decorator Industries, Inc.	18,897	15,873
*dELiA*s, Inc.	7,960	14,726
*Delta Apparel, Inc.	77,201	993,577
*Destination Maternity Corp.	43,319	1,755,719
*DGSE Cos., Inc.	250	1,110
*DineEquity, Inc.	80,700	4,162,506
*Dixie Group, Inc.	104,300	463,092
*Dolan Media Co.	127,519	1,748,285
*Domino’s Pizza, Inc.	242,198	3,972,047
*Dorman Products, Inc.	158,055	5,084,629
Dover Downs Gaming & Entertainment, Inc.	135,731	466,915
*Dover Motorsports, Inc.	168,371	316,537
Drew Industries, Inc.	187,163	4,420,790
#*drugstore.com, Inc.	316,603	558,804
*Duckwall-ALCO Stores, Inc.	52,342	695,102
*EDCI Holdings, Inc.	62,230	194,780
Educational Development Corp.	36,900	250,920
*Einstein Noah Restaurant Group, Inc.	55,309	859,502
*ELXSI Corp.	7,100	13,206
Emerson Radio Corp.	243,478	518,608
*Emmis Communications Corp. Class A	303,222	309,286
*Empire Resorts, Inc.	96,174	83,412
*Enova Systems, Inc.	376	447
#*Entercom Communications Corp.	359,150	3,519,670

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Entravision Communications Corp.	971,879	$2,099,259
Escalade, Inc.	62,320	386,384
#Ethan Allen Interiors, Inc.	211,149	4,729,738
#*Ever-Glory International Group, Inc.	1,379	3,241
#*EW Scripps Co. Class A (The)	192,422	1,747,192
*Exide Technologies	321,608	3,090,653
*Famous Dave’s of America, Inc.	48,226	485,154
*Federal Screw Works	12,548	43,918
Finish Line, Inc. Class A	346,634	5,334,697
*Fisher Communications, Inc.	25,775	622,208
*Flanigan’s Enterprises, Inc.	20,756	172,482
Flexsteel Industries, Inc.	55,532	939,601
*Footstar, Inc.	81,000	76,950
*Frederick’s of Hollywood Group, Inc.	3,103	2,607
Fred’s, Inc.	304,496	4,089,381
Frisch’s Restaurants, Inc.	63,337	1,340,211
#*Fuel Systems Solutions, Inc.	142,950	3,720,988
*Full House Resorts, Inc.	24,299	109,103
*Furniture Brands International, Inc.	181,960	818,820
Gaiam, Inc.	63,382	483,605
*GameTech International, Inc.	40,067	18,427
Gaming Partners International Corp.	13,959	96,457
*Geeknet, Inc.	536	10,184
*Genesco, Inc.	140,800	5,227,904
*G-III Apparel Group, Ltd.	152,730	5,328,750
*Global Traffic Network, Inc.	29,663	318,284
*Golfsmith International Holdings, Inc.	1,000	3,940
*Gray Television, Inc.	363,896	720,514
*Gray Television, Inc. Class A	41,200	72,100
*Great Wolf Resorts, Inc.	265,082	771,389
#Group 1 Automotive, Inc.	97,100	3,674,264
*Hallwood Group, Inc.	6,988	174,700
*Hampshire Group, Ltd.	25,800	98,040
*Harris Interactive, Inc.	559,304	632,014
Harte-Hanks, Inc.	362,603	4,521,659
*Hastings Entertainment, Inc.	94,562	523,873
Haverty Furniture Cos., Inc.	140,500	1,691,620
Haverty Furniture Cos., Inc. Class A	18,855	230,974
*Heelys, Inc.	9,600	28,608
*Helen of Troy, Ltd.	141,015	3,958,291
#*hhgregg, Inc.	37,298	683,672
#*Hibbett Sporting Goods, Inc.	196,698	6,298,270
*Hollywood Media Corp.	2,692	5,222
Hooker Furniture Corp.	89,112	1,194,992
#Hot Topic, Inc.	239,008	1,297,813
#*Hovnanian Enterprises, Inc.	272,097	1,202,669
*Image Entertainment, Inc.	74,886	11,046
*Infosonics Corp.	69,762	74,645
*Insignia Systems, Inc.	51,150	361,119
*Interval Leisure Group, Inc.	182,162	2,854,479
#*iRobot Corp.	167,282	4,516,614
*Isle of Capri Casinos, Inc.	88,205	830,891
*J. Alexander’s Corp.	62,383	318,777
*Jackson Hewitt Tax Service, Inc.	77,675	121,173
*Jaclyn, Inc.	20,127	116,233
#*JAKKS Pacific, Inc.	224,954	3,889,455
*Jamba, Inc.	30,939	67,756
*Jennifer Convertibles, Inc.	394	2
*Johnson Outdoors, Inc. Class A	65,549	997,656
*Journal Communications, Inc.	174,774	838,915
*K12, Inc.	119,924	3,267,929

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Kenneth Cole Productions, Inc. Class A	49,684	$677,690
*Kid Brands, Inc.	184,100	1,677,151
#*Kirkland’s, Inc.	68,446	906,567
*Knology, Inc.	299,411	4,380,383
*Kona Grill, Inc.	11,367	56,949
Koss Corp.	115,335	679,323
#*Krispy Kreme Doughnuts, Inc.	318,787	2,088,055
KSW, Inc.	59,720	226,936
*K-Swiss, Inc. Class A	126,058	1,449,667
Lacrosse Footwear, Inc.	63,786	984,218
*Lakeland Industries, Inc.	40,544	359,625
*Lakes Entertainment, Inc.	153,415	437,233
*Lazare Kaplan International, Inc.	83,500	122,328
#*La-Z-Boy, Inc.	464,829	3,867,377
#*Leapfrog Enterprises, Inc.	211,325	815,714
Learning Tree International, Inc.	162,923	1,414,172
*Lee Enterprises, Inc.	118,048	339,978
#*Libbey, Inc.	80,584	1,230,518
*Lifetime Brands, Inc.	111,220	1,349,099
*LIN TV Corp. Class A	247,300	1,191,986
#Lincoln Educational Services Corp.	121,494	1,834,559
#Lithia Motors, Inc.	112,936	1,524,636
#*Liz Claiborne, Inc.	340,166	1,680,420
#*LodgeNet Interactive Corp.	61,892	212,908
*Luby’s, Inc.	250,770	1,446,943
#*Lumber Liquidators Holdings, Inc.	3,867	108,044
*M/I Homes, Inc.	127,328	1,866,628
Mac-Gray Corp.	116,200	1,711,626
*Maidenform Brands, Inc.	208,612	5,369,673
Marcus Corp.	203,960	2,416,926
#*Marine Products Corp.	335,462	2,415,326
*MarineMax, Inc.	173,560	1,568,982
#*Martha Stewart Living Omnimedia, Inc. Class A	114,061	441,416
*MAXXAM, Inc.	160	110,800
#*McClatchy Co. (The)	218,750	1,115,625
*McCormick & Schmick’s Seafood Restaurants, Inc.	137,416	1,236,744
McRae Industries, Inc. Class A	8,800	120,560
*Meade Instruments Corp.	7,633	27,937
*Media General, Inc. Class A	143,738	721,565
*Mediacom Communications Corp. Class A	322,624	2,827,799
*Meritage Homes Corp.	138,171	3,172,406
*Midas, Inc.	128,631	914,566
*Modine Manufacturing Co.	205,920	3,397,680
*Monarch Casino & Resort, Inc.	145,178	1,573,730
#Monro Muffler Brake, Inc.	271,069	8,966,963
*Morgan’s Foods, Inc.	500	1,175
*Morgans Hotel Group Co.	147,429	1,332,021
*Morton’s Restaurant Group, Inc.	72,967	467,718
*Motorcar Parts of America, Inc.	23,479	338,098
*Movado Group, Inc.	164,071	2,364,263
*MTR Gaming Group, Inc.	17,983	41,181
*Multimedia Games, Inc.	203,197	1,083,040
*Nathan’s Famous, Inc.	57,075	922,332
National CineMedia, Inc.	123,551	2,179,440
*Nautilus, Inc.	310,614	757,898
*Navarre Corp.	246,057	524,101
*Nevada Gold & Casinos, Inc.	352	373
*New Frontier Media, Inc.	2,326	4,605
*New York & Co., Inc.	212,549	1,188,149
*Nexstar Broadcasting Group, Inc.	6,692	32,858
*Nobel Learning Communities, Inc.	71,537	627,379

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Nobility Homes, Inc.	43,800	$351,714
*NTN Communications, Inc.	55,566	23,893
#Nutri/System, Inc.	138,721	2,630,150
*O’Charley’s, Inc.	196,843	1,362,154
*Ohio Art Co.	3,600	21,618
*Orange 21, Inc.	13,301	21,947
*Orbitz Worldwide, Inc.	457,367	2,346,293
#*Orleans Homebuilders, Inc.	169,600	14,416
Outdoor Channel Holdings, Inc.	142,299	1,138,392
#*Overstock.com, Inc.	195,758	2,920,709
Oxford Industries, Inc.	150,937	3,572,679
*P & F Industries, Inc. Class A	4,983	18,636
#*Pacific Sunwear of California, Inc.	317,022	1,350,514
*Palm Harbor Homes, Inc.	206,034	8,241
*Papa John’s International, Inc.	217,257	6,235,276
#*Peet’s Coffee & Tea, Inc.	131,536	5,019,414
Pep Boys - Manny, Moe & Jack (The)	431,491	6,014,985
*Perfumania Holdings, Inc.	10,825	86,492
*Perry Ellis International, Inc.	115,889	3,262,275
#PetMed Express, Inc.	237,313	3,581,053
*Pinnacle Entertainment, Inc.	540,950	8,157,526
*Playboy Enterprises, Inc. Class A	4,410	26,967
*Playboy Enterprises, Inc. Class B	159,224	977,635
*Point.360	42,346	38,111
#*PokerTek, Inc.	294	206
*Premier Exhibitions, Inc.	2,033	3,293
#*Pre-Paid Legal Services, Inc.	89,366	5,883,857
Primedia, Inc.	436,562	2,300,682
*Princeton Review, Inc.	315,596	351,890
*Q.E.P. Co., Inc.	33,487	473,171
#*Quantum Fuel Systems Technologies Worldwide, Inc.	444,515	198,920
*Quiksilver, Inc.	564,383	2,522,792
#*Radio One, Inc.	320,517	400,646
*RC2 Corp.	171,613	3,487,176
*Reading International, Inc. Class A	136,980	694,489
*Reading International, Inc. Class B	11,620	97,898
*Red Lion Hotels Corp.	168,696	1,293,898
*Red Robin Gourmet Burgers, Inc.	68,760	1,419,206
*Rentrak Corp.	100,862	2,768,158
*Retail Ventures, Inc.	210,405	3,172,907
RG Barry Corp.	127,905	1,353,235
*Rick’s Cabaret International, Inc.	29,349	256,510
#*Riviera Holdings Corp.	66,300	14,918
*Rockford Corp.	80,475	146,062
*Rocky Brands, Inc.	50,100	551,100
*Ruby Tuesday, Inc.	461,996	6,227,706
*Rue21, Inc.	4,277	126,172
*Ruth’s Hospitality Group, Inc.	147,607	687,849
Ryland Group, Inc. (The)	28,642	509,828
*Saga Communications, Inc.	38,991	1,007,917
Salem Communications Corp.	170,251	543,101
#*Sealy Corp.	603,000	1,597,950
*Select Comfort Corp.	202,145	2,053,793
Shiloh Industries, Inc.	145,400	1,878,568
*Shoe Carnival, Inc.	103,420	2,559,645
*Shuffle Master, Inc.	230,616	2,383,416
#*Shutterfly, Inc.	122,208	4,068,304
*Silverleaf Resorts, Inc.	30,700	42,980
Sinclair Broadcast Group, Inc. Class A	179,027	1,570,067
Skyline Corp.	74,594	1,498,593
#*Smith & Wesson Holding Corp.	270,646	960,793

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Sonesta International Hotels Corp. Class A	25,972	$522,297
#Sonic Automotive, Inc.	257,900	3,210,855
#*Sonic Corp.	258,869	2,482,554
*Spanish Broadcasting System, Inc.	367,486	345,437
Spartan Motors, Inc.	119,204	743,833
*Spectrum Group International, Inc.	278,633	614,386
Speedway Motorsports, Inc.	132,435	1,917,659
*Sport Chalet, Inc. Class A	108,430	268,906
*Sport Chalet, Inc. Class B	15,525	44,246
*Sport-Haley, Inc.	30,081	19,252
*Sports Club Co., Inc. (The)	142,200	53,325
Stage Stores, Inc.	349,568	5,418,304
Standard Motor Products, Inc.	166,847	2,020,517
*Standard Pacific Corp.	238,325	1,048,630
*Stanley Furniture, Inc.	41,644	172,823
*Star Buffet, Inc.	16,400	32,800
Stein Mart, Inc.	256,091	2,006,473
*Steiner Leisure, Ltd.	58,651	2,599,412
*Steinway Musical Instruments, Inc.	74,389	1,421,574
*Steven Madden, Ltd.	167,231	6,383,207
Stewart Enterprises, Inc.	472,565	3,014,965
*Stoneridge, Inc.	223,718	3,299,840
Strattec Security Corp.	30,152	970,894
#Sturm Ruger & Co., Inc.	189,301	2,822,478
Superior Industries International, Inc.	242,921	4,858,420
*Syms Corp.	143,600	907,552
*Systemax, Inc.	342,869	4,683,591
#*Talbots, Inc.	37,754	206,137
*Tandy Brands Accessories, Inc.	60,077	174,223
Tandy Leather Factory, Inc.	5,713	29,365
*Town Sports International Holdings, Inc.	188,124	776,952
*Trans World Entertainment Corp.	218,126	386,083
#*True Religion Apparel, Inc.	210,027	4,316,055
*Tuesday Morning Corp.	376,049	1,861,443
*Unifi, Inc.	163,468	2,718,473
*Universal Electronics, Inc.	139,890	3,683,304
Universal Technical Institute, Inc.	224,065	4,089,186
*US Auto Parts Network, Inc.	51,083	423,989
*Valassis Communications, Inc.	92,988	2,821,256
Value Line, Inc.	80,059	1,054,377
*Valuevision Media, Inc. Class A	366,310	2,267,459
*VCG Holding Corp.	74,107	163,776
*Vitamin Shoppe, Inc.	3,454	109,595
Volcom, Inc.	90,139	1,496,307
*Waxman Industries, Inc.	975	2,925
*Wells-Gardner Electronics Corp.	99,900	271,728
#*West Marine, Inc.	178,586	2,284,115
#*Westwood One, Inc.	279	2,221
*Wet Seal, Inc. (The)	376,676	1,288,232
Weyco Group, Inc.	115,036	2,660,783
Williams Controls, Inc.	17,862	187,551
Winmark Corp.	54,688	1,850,095
#*Winnebago Industries, Inc.	66,714	994,039
*WisdomTree Investments, Inc.	6,700	33,835
#*Xanadoo Co.	566	118,860
*Zale Corp.	134,943	630,184
#*Zumiez, Inc.	195,747	4,545,245

Total Consumer Discretionary		529,318,829

Consumer Staples — (3.9%)
Alico, Inc.	69,000	1,732,590

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Alliance One International, Inc.	873,724	$3,346,363
Andersons, Inc. (The)	164,550	6,381,249
Arden Group, Inc. Class A	14,865	1,177,754
B&G Foods, Inc.	212,636	2,855,701
#*Boston Beer Co., Inc. Class A	62,339	5,611,133
Bridgford Foods Corp.	72,953	873,977
*Cagle’s, Inc. Class A	88,600	703,484
#Calavo Growers, Inc.	146,687	3,385,536
#Cal-Maine Foods, Inc.	207,119	5,873,895
CCA Industries, Inc.	35,363	212,532
*Central Garden & Pet Co.	72,891	707,772
*Central Garden & Pet Co. Class A	322,975	3,061,803
#*Chiquita Brands International, Inc.	327,087	5,043,682
Coca-Cola Bottling Co.	72,353	3,908,509
Coffee Holding Co., Inc.	14,908	58,439
*Craft Brewers Alliance, Inc.	62,761	460,666
*Crystal Rock Holdings, Inc.	167	129
*Darling International, Inc.	634,525	8,597,814
#Diamond Foods, Inc.	3,768	187,533
*Elizabeth Arden, Inc.	261,981	6,704,094
Farmer Brothers Co.	86,805	1,125,861
*Glacier Water Services, Inc.	24,500	586,162
Golden Enterprises, Inc.	99,219	317,501
#*Great Atlantic & Pacific Tea Co.	157,780	34,712
Griffin Land & Nurseries, Inc. Class A	48,979	1,436,064
*Hain Celestial Group, Inc.	3,439	91,581
*Harbinger Group, Inc.	131,246	755,977
*Heckmann Corp.	213,649	1,031,925
*HQ Sustainable Maritime Industries, Inc.	35,127	151,749
*IGI Labratories, Inc.	30,339	53,093
Imperial Sugar Co.	83,731	1,003,097
Ingles Markets, Inc.	102,885	1,992,882
Inter Parfums, Inc.	251,933	4,494,485
J & J Snack Foods Corp.	180,997	7,686,943
*John B. Sanfilippo & Son, Inc.	73,994	840,572
*Katy Industries, Inc.	76,100	79,905
#*Lifeway Foods, Inc.	157,955	1,451,606
*Mannatech, Inc.	47,776	85,041
#*Medifast, Inc.	64,755	1,548,940
MGP Ingredients, Inc.	59,480	561,789
Nash-Finch Co.	126,091	4,749,848
National Beverage Corp.	400,229	5,383,080
*Natural Alternatives International, Inc.	70,731	375,582
*Nature’s Sunshine Products, Inc.	153,100	1,247,765
*Nutraceutical International Corp.	58,827	815,930
Oil-Dri Corp. of America	58,075	1,108,071
*Omega Protein Corp.	144,310	1,177,570
*Orchids Paper Products Co.	52,280	627,360
*Overhill Farms, Inc.	87,218	519,819
*Pantry, Inc.	96,705	1,612,072
*Parlux Fragrances, Inc.	229,293	765,839
*PC Group, Inc.	13,200	2,904
*Physicians Formula Holdings, Inc.	105,295	405,386
*Pizza Inn, Inc.	39,700	75,827
*Prestige Brands Holdings, Inc.	246,644	2,722,950
PriceSmart, Inc.	296,100	10,804,689
*Reddy Ice Holdings, Inc.	69,966	243,482
Reliv’ International, Inc.	102,054	234,724
*Revlon, Inc.	71,016	691,696
#Rocky Mountain Chocolate Factory, Inc.	71,953	738,957
*Scheid Vineyards, Inc.	2,900	27,550

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Schiff Nutrition International, Inc.	109,120	$809,670
Scope Industries	8,083	1,725,720
*Seneca Foods Corp.	26,605	739,619
*Seneca Foods Corp. Class B	11,039	305,560
*Smart Balance, Inc.	236,856	948,608
Snyders-Lance, Inc.	242,108	5,021,320
Spartan Stores, Inc.	211,666	3,067,040
#*Star Scientific, Inc.	322,412	509,411
Stephan Co. (The)	33,500	85,425
*Susser Holdings Corp.	62,047	894,718
Tasty Baking Co.	91,003	332,161
*Tofutti Brands, Inc.	53,404	136,180
United-Guardian, Inc.	40,096	574,977
#*USANA Health Sciences, Inc.	155,615	5,900,921
Village Super Market, Inc.	69,464	2,181,864
WD-40 Co.	165,082	6,499,278
*Winn-Dixie Stores, Inc.	198,340	1,265,409

Total Consumer Staples		151,543,522

Energy — (4.2%)
#*Abraxas Petroleum Corp.	486,100	2,328,419
Adams Resources & Energy, Inc.	38,954	974,240
*Allis-Chalmers Energy, Inc.	340,538	2,581,278
Alon USA Energy, Inc.	29,793	232,683
*Approach Resources, Inc.	97,511	2,600,618
#*ATP Oil & Gas Corp.	220,180	3,734,253
*Barnwell Industries, Inc.	62,017	463,887
*Basic Energy Services, Inc.	177,359	3,238,575
#*BioFuel Energy Corp.	23,734	27,057
•*BioFuel Energy Corp. Depository Shares Series A	59,844	68,222
*Bolt Technology Corp.	74,412	1,058,139
#*BPZ Resources, Inc.	89,523	514,757
*Bronco Drilling Co., Inc.	137,816	953,687
*Cal Dive International, Inc.	29,938	183,819
*Callon Petroleum Co.	124,442	1,083,890
*Carrizo Oil & Gas, Inc.	91,561	3,099,340
#*Cheniere Energy, Inc.	170,912	1,249,367
*Clayton Williams Energy, Inc.	110,880	9,829,512
*Clean Energy Fuels Corp.	512	6,077
*Cloud Peak Energy, Inc.	105,805	2,409,180
*Contango Oil & Gas Co.	22,048	1,278,784
*CREDO Petroleum Corp.	18,421	210,184
*Crimson Exploration, Inc.	34,583	146,978
Crosstex Energy, Inc.	460,604	3,896,710
*CVR Energy, Inc.	87,607	1,517,353
*Dawson Geophysical Co.	67,473	2,281,262
Delek US Holdings, Inc.	110,372	919,399
DHT Holdings, Inc.	80,365	409,058
*Double Eagle Petroleum Co.	27,618	215,144
#*Endeavour International Corp.	10,336	128,993
*Energy Partners, Ltd.	49,990	804,339
*ENGlobal Corp.	238,498	1,075,626
*Evolution Petroleum Corp.	43,922	323,705
*FieldPoint Petroleum Corp.	47,214	192,633
*FX Energy, Inc.	357,433	3,252,640
*Gasco Energy, Inc.	3,713	1,894
General Maritime Corp.	179,051	547,896
*Geokinetics, Inc.	39,161	333,260
*GeoMet, Inc.	37,900	46,617
*GeoPetro Resources Co.	123	52
*GeoResources, Inc.	84,410	2,333,092

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Global Industries, Ltd.	249,703	$2,001,370
#*GMX Resources, Inc.	73,404	383,169
#*Goodrich Petroleum Corp.	19,742	418,925
#*Green Plains Renewable Energy, Inc.	128,539	1,433,210
*GreenHunter Energy, Inc.	1,454	1,265
Gulf Island Fabrication, Inc.	110,573	2,994,317
*Gulfmark Offshore, Inc.	64,347	2,474,142
*Gulfport Energy Corp.	207,116	4,958,357
*Harvest Natural Resources, Inc.	296,613	3,298,337
*Hercules Offshore, Inc.	414,342	1,371,472
*HKN, Inc.	25,916	88,374
#*Hornbeck Offshore Services, Inc.	113,745	2,700,306
#Houston American Energy Corp.	225,346	3,522,158
*International Coal Group, Inc.	339,812	3,143,261
#*ION Geophysical Corp.	423,671	4,029,111
#*James River Coal Co.	119,602	2,689,251
*Kodiak Oil & Gas Corp.	367,423	2,333,136
#*L&L Energy, Inc.	132,443	1,125,766
*Lucas Energy, Inc.	27,779	63,336
#*Magnum Hunter Resources Corp.	35,946	253,060
*Matrix Service Co.	208,057	2,342,722
*Mexco Energy Corp.	3,421	29,455
*Mitcham Industries, Inc.	62,316	686,099
*Natural Gas Services Group, Inc.	51,862	926,255
*New Concept Energy, Inc.	8,973	35,892
*Newpark Resources, Inc.	798,676	4,776,082
*Northern Oil & Gas, Inc.	96,234	2,653,171
*OYO Geospace Corp.	41,230	3,951,071
#*Pacific Ethanol, Inc.	3,198	2,718
#Panhandle Oil & Gas, Inc.	55,388	1,481,629
*Parker Drilling Co.	503,179	2,183,797
*Petroleum Development Corp.	129,177	5,878,845
#*PetroQuest Energy, Inc.	390,175	3,058,972
*PHI, Inc. Non-Voting	114,859	2,368,393
*PHI, Inc. Voting	9,621	221,283
*Pioneer Drilling Co.	242,875	2,151,872
*Pyramid Oil Co.	13,996	85,935
*Rentech, Inc.	10,420	12,817
*REX American Resources Corp.	150,635	2,268,563
#*Rex Energy Corp.	204,827	2,465,093
*Rosetta Resources, Inc.	25,612	1,023,199
#*Royale Energy, Inc.	45,629	104,490
#*Seahawk Drilling, Inc.	2,306	16,015
#*Stone Energy Corp.	79,124	1,839,633
#*SulphCo, Inc.	5,241	996
*Syntroleum Corp.	445,746	686,449
*Tetra Technologies, Inc.	274,996	3,121,205
*TGC Industries, Inc.	79,637	365,534
#*Toreador Resources Corp.	73,528	1,167,625
*Triangle Petroleum Corp.	4,342	33,868
#*Trico Marine Services, Inc.	136,753	15,043
*Tri-Valley Corp.	69,236	29,771
*Union Drilling, Inc.	135,824	991,515
#*Uranium Energy Corp.	171,675	897,860
#*USEC, Inc.	507,288	2,815,448
*VAALCO Energy, Inc.	495,364	3,606,250
#*Venoco, Inc.	76,937	1,604,906
#*Verenium Corp.	2,570	7,787
*Voyager Oil & Gas, Inc.	73,707	334,630
#W&T Offshore, Inc.	218,009	4,436,483
*Warren Resources, Inc.	324,454	1,810,453

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Western Refining, Inc.	353,170	$4,301,611
*Westmoreland Coal Co.	22,833	310,529
*Willbros Group, Inc.	115,798	1,384,944

Total Energy		164,321,850

Financials — (12.2%)
*1st Constitution Bancorp	14,671	131,302
1st Source Corp.	195,160	3,678,766
*1st United Bancorp, Inc.	6,845	44,835
21st Century Holding Co.	74,334	246,789
Abington Bancorp, Inc.	83,630	1,038,685
Access National Corp.	58,490	397,147
Advance America Cash Advance Centers, Inc.	328,892	2,012,819
*Advanta Corp. Class A	19,594	59
*Affirmative Insurance Holdings, Inc.	41,899	104,748
*Alliance Bancorp, Inc. of Pennsylvania	10,414	111,951
Alliance Financial Corp.	31,884	947,274
*Altisource Portfolio Solutions SA	77,729	2,252,586
*Amcore Financial, Inc.	229,205	1,146
Ameriana Bancorp	20,650	105,315
American Equity Investment Life Holding Co.	478,197	6,063,538
*American Independence Corp.	18,018	90,090
American National Bankshares, Inc.	54,265	1,116,231
*American River Bankshares	15,679	102,541
*American Safety Insurance Holdings, Ltd.	42,041	843,342
*American Spectrum Realty, Inc.	12,342	225,242
*AmericanWest Bancorp	138,113	1,312
*Ameris Bancorp	110,570	1,053,732
*AMERISAFE, Inc.	129,403	2,304,667
*AmeriServe Financial, Inc.	189,054	393,232
AmTrust Financial Services, Inc.	167,458	3,099,648
#*Anchor Bancorp Wisconsin, Inc.	10,919	15,505
#*Ante5, Inc.	73,707	98,030
#Arrow Financial Corp.	112,696	2,555,945
ASB Financial Corp.	4,400	55,000
*Asset Acceptance Capital Corp.	288,037	1,745,504
Asta Funding, Inc.	15,470	118,732
*Atlantic American Corp.	1,291	2,814
*Atlantic Coast Federal Corp.	450	909
#*Atlantic Southern Financial Group, Inc.	6,530	2,873
Auburn National Bancorporation, Inc.	10,047	204,557
*Avatar Holdings, Inc.	78,308	1,563,811
*B of I Holding, Inc.	40,997	619,465
Baldwin & Lyons, Inc.	3,548	74,614
Baldwin & Lyons, Inc. Class B	91,616	2,058,612
BancFirst Corp.	120,233	4,876,650
Bancorp of New Jersey, Inc.	134	1,434
Bancorp Rhode Island, Inc.	35,471	1,069,805
*Bancorp, Inc.	62,226	584,924
#*BancTrust Financial Group, Inc.	32,799	91,509
Bank Mutual Corp.	154,738	685,489
Bank of Commerce Holdings	19,304	80,112
*Bank of Florida Corp.	64,215	2,087
*Bank of Granite Corp.	4,272	3,247
Bank of Kentucky Financial Corp.	5,826	119,433
*Bank of the Carolinas Corp.	4,000	11,160
#Bank of the Ozarks, Inc.	156,092	6,732,248
#*BankAtlantic Bancorp, Inc.	221,461	221,461
BankFinancial Corp.	212,076	1,934,133
#*BankUnited Financial Corp. Class A	84,140	6,731
Banner Corp.	139,256	328,644

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Bar Harbor Bankshares	26,311	$768,544
BCB Bancorp, Inc.	53,980	584,603
*BCSB Bancorp, Inc.	10,086	121,637
*Beach First National Bancshares, Inc.	380	—
Beacon Federal Bancorp, Inc.	6,620	84,868
*Beneficial Mutual Bancorp, Inc.	17,412	153,748
*Berkshire Bancorp, Inc.	10,471	82,930
Berkshire Hills Bancorp, Inc.	82,129	1,744,420
*BFC Financial Corp.	75,991	29,636
*BNCCORP, Inc.	12,585	23,912
Boston Private Financial Holdings, Inc.	311,694	2,091,467
Bridge Bancorp, Inc.	16,256	369,011
*Bridge Capital Holdings	6,235	54,743
Brookline Bancorp, Inc.	439,406	4,758,767
#Brooklyn Federal Bancorp, Inc.	37,150	33,435
*Brunswick Bancorp	120	840
Bryn Mawr Bank Corp.	101,046	1,816,807
C&F Financial Corp.	5,175	124,148
*Cadence Financial Corp.	20,689	51,516
Calamos Asset Management, Inc.	65,718	1,010,743
California First National Bancorp	81,133	1,152,089
*Camco Financial Corp.	26,162	53,109
Camden National Corp.	77,363	2,648,135
*Cape Bancorp, Inc.	1,351	13,618
*Capital Bank Corp.	12,543	42,395
#Capital City Bank Group, Inc.	150,073	1,898,423
Capital Properties, Inc.	5,522	57,346
●Capital Properties, Inc. Class B	5,522	—
Capital Southwest Corp.	11,295	1,101,827
#*Capitol Bancorp, Ltd.	56,165	16,288
Cardinal Financial Corp.	227,994	2,507,934
*Carolina Bank Holdings, Inc.	4,335	17,037
Carrollton Bancorp	1,890	8,978
#Carver Bancorp, Inc.	2,706	5,818
#*Cascade Financial Corp.	33,664	19,525
#Center Bancorp, Inc.	144,104	1,296,936
*Center Financial Corp.	161,133	1,184,328
CenterState Banks of Florida, Inc.	29,178	214,167
#Central Bancorp, Inc.	10,091	142,788
#*Central Pacific Financial Corp.	215,793	334,479
*Central Virginia Bankshares, Inc.	5,733	11,007
*Centrue Financial Corp.	16,748	12,896
Century Bancorp, Inc. Class A	18,043	486,078
CFS Bancorp, Inc.	101,373	539,304
Charter Financial Corp.	750	6,938
Chemical Financial Corp.	235,414	4,887,195
*Chicopee Bancorp, Inc.	25,007	361,351
*Citizens Community Bancorp, Inc.	3,932	19,621
*Citizens First Bancorp, Inc.	62,120	1,864
*Citizens First Corp.	1,300	9,848
Citizens Holding Co.	7,995	163,058
*Citizens Republic Bancorp, Inc.	989,661	623,190
Citizens South Banking Corp.	61,148	273,332
*Citizens, Inc.	387,783	2,764,893
#City Holding Co.	162,791	5,665,127
CKX Lands, Inc.	14,943	186,414
Clifton Savings Bancorp, Inc.	53,338	609,653
*CNA Surety Corp.	222,085	5,336,703
CNB Financial Corp.	49,123	683,301
#CoBiz Financial, Inc.	130,176	830,523
Codorus Valley Bancorp, Inc.	9,595	97,389

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Colonial Financial Services, Inc.	7,612	$94,389
#*Colony Bankcorp, Inc.	37,943	161,068
Columbia Banking System, Inc.	152,559	3,066,436
Commercial National Financial Corp.	5,424	106,365
*Commonwealth Bankshares, Inc.	20,178	25,021
#Community Bank System, Inc.	220,197	5,566,580
*Community Capital Corp.	3,782	9,644
#*Community Central Bank Corp.	1,567	658
Community Trust Bancorp, Inc.	139,259	4,025,978
*Community West Bancshares	12,713	55,683
*CompuCredit Holdings Corp.	347,675	2,099,957
#Consolidated-Tokoma Land Co.	53,151	1,533,406
*Consumer Portfolio Services, Inc.	3,677	4,486
*Cowen Group, Inc.	108,953	493,557
#*Cowlitz Bancorporation	940	188
*Crawford & Co. Class A	146,156	407,775
#*Crawford & Co. Class B	145,860	541,141
*Crescent Financial Corp.	11,905	27,262
#Danvers Bancorp, Inc.	87,981	1,896,870
#*Dearborn Bancorp, Inc.	21,086	38,166
#Diamond Hill Investment Group, Inc.	401	27,388
Dime Community Bancshares, Inc.	344,890	5,200,941
#*Dollar Financial Corp.	165,752	5,076,984
Donegal Group, Inc. Class A	169,997	2,201,461
Donegal Group, Inc. Class B	34,892	598,223
*Doral Financial Corp.	14,200	17,608
Duff & Phelps Corp.	80,622	1,367,349
*Eagle Bancorp Montana, Inc.	250	2,812
Eastern Insurance Holdings, Inc.	16,276	211,425
Eastern Virginia Bankshares, Inc.	6,591	31,307
ECB Bancorp, Inc.	4,170	56,420
#*eHealth, Inc.	94,907	1,148,375
#EMC Insurance Group, Inc.	116,309	2,613,463
Employers Holdings, Inc.	198,989	3,341,025
*Encore Bancshares, Inc.	20,384	236,047
*Encore Capital Group, Inc.	207,755	4,726,426
Enterprise Bancorp, Inc.	25,278	362,487
Enterprise Financial Services Corp.	34,506	447,888
#Epoch Holding Corp.	87,704	1,303,281
ESB Financial Corp.	111,969	1,540,693
ESSA Bancorp, Inc.	54,401	687,085
Evans Bancorp, Inc.	11,267	163,935
#F.N.B. Corp.	4,740	47,874
*Farmers Capital Bank Corp.	22,613	165,979
#FBL Financial Group, Inc. Class A	289,468	8,050,105
Federal Agricultural Mortgage Corp.	79,431	1,226,415
Federal Agricultural Mortgage Corp. Class A	4,100	52,685
Fidelity Bancorp, Inc.	5,604	40,629
#*Fidelity Southern Corp.	82,456	695,931
Financial Institutions, Inc.	61,349	1,185,876
*First Acceptance Corp.	45,747	84,174
First Advantage Bancorp	8,102	113,428
First Bancorp	143,484	2,156,565
First Bancorp of Indiana, Inc.	1,400	15,050
#First Bancorp, Inc.	74,352	1,098,179
*First Bancshares, Inc.	4,498	30,766
First Bancshares, Inc. (The)	4,544	41,441
First Bank of Delaware	50,014	85,024
#First Busey Corp.	323,809	1,593,140
First Business Financial Services, Inc.	5,838	71,691
*First California Financial Group, Inc.	6,995	22,174

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*First Cash Financial Services, Inc.	294,883	$9,728,190
First Commonwealth Financial Corp.	235,053	1,511,391
First Community Bancshares, Inc.	109,147	1,468,027
*First Defiance Financial Corp.	68,992	903,105
#*First Federal Bancshares of Arkansas, Inc.	52,380	119,950
*First Federal of Northern Michigan Bancorp, Inc.	13,700	53,978
First Financial Corp.	122,228	3,853,849
First Financial Holdings, Inc.	106,430	1,102,615
First Financial Northwest, Inc.	39,600	186,120
*First Financial Service Corp.	18,814	86,356
*First Franklin Corp.	2,153	31,089
*First Investors Financial Services Group, Inc.	43,200	287,064
First M&F Corp.	18,823	74,163
#*First Marblehead Corp. (The)	46,439	102,166
*First Mariner Bancorp, Inc.	23,940	11,228
First Merchants Corp.	170,070	1,540,834
First Mercury Financial Corp.	63,774	1,049,082
First Midwest Bancorp, Inc.	49,689	580,864
First Pactrust Bancorp, Inc.	10,942	152,313
*First Place Financial Corp.	156,747	445,161
*First Regional Bancorp	2,345	47
*First Security Group, Inc.	19,611	18,630
First South Bancorp, Inc.	59,381	344,410
#*First State Bancorporation	161,688	4,366
#First United Corp.	31,308	130,867
First West Virginia Bancorp, Inc.	1,081	17,642
Firstbank Corp.	35,127	235,351
*FirstCity Financial Corp.	90,800	704,608
*Flagstar Bancorp, Inc.	29,880	47,210
Flagstone Reinsurance Holdings SA	13,212	161,979
Flushing Financial Corp.	197,812	2,818,821
#*FNB United Corp.	19,043	7,998
*Forestar Group, Inc.	117,264	2,188,146
*Fox Chase Bancorp, Inc.	49,069	603,058
*FPIC Insurance Group, Inc.	114,150	4,082,004
#*Franklin Credit Holding Corp.	12,900	1,677
*Frontier Financial Corp.	3,072	369
German American Bancorp, Inc.	59,794	1,023,673
GFI Group, Inc.	344,625	1,764,480
*Gleacher & Co., Inc.	193,688	411,587
*Global Indemnity P.L.C.	41,954	835,514
Gouverneur Bancorp, Inc.	4,366	41,040
#Great Southern Bancorp, Inc.	79,851	1,748,737
#*Greene Bancshares, Inc.	99,241	312,609
*Greenlight Capital Re, Ltd.	46,638	1,318,456
#*Grubb & Ellis Co.	2,288	2,631
GS Financial Corp.	9,668	96,680
*Guaranty Bancorp	220,959	324,810
*Guaranty Federal Bancshares, Inc.	17,335	118,745
*Hallmark Financial Services, Inc.	104,524	887,409
Hampden Bancorp, Inc.	1,926	23,401
*Hampton Roads Bankshares, Inc.	73,469	47,755
*Hanmi Financial Corp.	12,200	16,043
Harleysville Savings Financial Corp.	7,500	112,125
*Harrington West Financial Group, Inc.	9,629	53
*Harris & Harris Group, Inc.	122,841	625,261
Hawthorn Bancshares, Inc.	4,606	40,717
Heartland Financial USA, Inc.	134,420	2,273,042
*Heritage Commerce Corp.	68,765	314,944
*Heritage Financial Corp.	63,582	906,044
*Heritage Financial Group, Inc.	7,162	83,079

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
HF Financial Corp.	34,548	$382,446
*HFF, Inc.	49,984	630,298
*Hilltop Holdings, Inc.	190,812	1,871,866
Hingham Institution for Savings	14,377	718,850
*HMN Financial, Inc.	37,346	99,714
*Home Bancorp, Inc.	175	2,415
Home Bancshares, Inc.	111,222	2,275,602
Home Federal Bancorp, Inc.	60,301	646,427
Homeowners Choice, Inc.	15,590	130,021
HopFed Bancorp, Inc.	17,310	162,714
Horace Mann Educators Corp.	424,387	7,333,407
Horizon Bancorp	11,197	304,558
#*Horizon Financial Corp.	117,723	271
Hudson Valley Holding Corp.	1,479	33,204
*Imperial Capital Bancorp, Inc.	51,800	401
Independence Holding Co.	59,776	471,633
#Independent Bank Corp. (453836108)	148,717	4,042,128
#*Independent Bank Corp. (453838609)	21,480	65,944
Indiana Community Bancorp	27,278	437,812
Infinity Property & Casualty Corp.	144,873	8,654,713
#*Integra Bank Corp.	161,455	121,091
#Interactive Brokers Group, Inc.	201,654	3,260,745
*Intergroup Corp. (The)	6,500	138,320
*International Assets Holding Corp.	59,749	1,398,127
*Internet Capital Group, Inc.	347,444	4,231,868
*Intervest Bancshares Corp.	872	2,293
*Investment Technology Group, Inc.	44,762	824,964
#*Investors Capital Holdings, Ltd.	4,238	21,190
Investors Title Co.	21,301	681,419
*Jacksonville Bancorp, Inc.	5,187	35,012
*Jefferson Bancshares, Inc.	5,911	24,590
JMP Group, Inc.	49,340	369,557
Kaiser Federal Financial Group, Inc.	20,145	240,531
Kearny Financial Corp.	14,301	133,285
*Kennedy-Wilson Holdings, Inc.	291,318	3,073,405
*Kent Financial Services, Inc.	49,712	72,580
Kentucky First Federal Bancorp	38,012	353,512
*LaBranche & Co., Inc.	21,118	79,404
Lake Shore Bancorp, Inc.	1,840	17,572
Lakeland Bancorp, Inc.	103,359	994,312
#Lakeland Financial Corp.	85,317	1,755,824
Landmark Bancorp, Inc.	12,000	197,640
Legacy Bancorp, Inc.	35,205	457,665
#Life Partners Holdings, Inc.	107,599	1,110,422
LNB Bancorp, Inc.	55,939	295,358
*Louisiana Bancorp, Inc.	600	8,850
*LSB Financial Corp.	2,723	41,308
#*Macatawa Bank Corp.	9,476	40,747
*Magyar Bancorp, Inc.	15,818	65,645
Maiden Holdings, Ltd.	61,526	492,208
MainSource Financial Group, Inc.	131,699	1,196,485
Malvern Federal Bancorp, Inc.	5,900	47,200
*Market Leader, Inc.	18,149	44,828
MarketAxess Holdings, Inc.	149,697	3,013,401
*Marlin Business Services Corp.	54,212	708,009
*Maui Land & Pineapple Co., Inc.	53,268	258,350
*Maxco, Inc.	18,800	22,842
Mayflower Bancorp, Inc.	3,750	33,562
#*Mays (J.W.), Inc.	2,700	50,760
#*MBT Financial Corp.	1,363	2,522
MCG Capital Corp.	329,239	2,238,825

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Meadowbrook Insurance Group, Inc.	461,345	$4,378,164
Medallion Financial Corp.	159,347	1,247,687
#*Mercantile Bancorp, Inc.	12,892	14,439
#Mercantile Bank Corp.	3,546	32,375
Mercer Insurance Group, Inc.	59,580	1,671,219
Merchants Bancshares, Inc.	62,187	1,708,277
*Meridian Interstate Bancorp, Inc.	47,595	580,659
Meta Financial Group, Inc.	25,650	386,546
*Metro Bancorp, Inc.	65,159	783,863
*MetroCorp Bancshares, Inc.	64,415	254,439
MicroFinancial, Inc.	70,672	293,289
*Mid Penn Bancorp, Inc.	7,317	74,999
MidSouth Bancorp, Inc.	47,788	641,315
*Midwest Banc Holdings, Inc.	216,843	2,168
MidWestOne Financial Group, Inc.	2,926	41,169
MSB Financial Corp.	2,696	16,176
MutualFirst Financial, Inc.	39,230	402,108
*Nara Bancorp, Inc.	126,442	1,234,074
*National Financial Partners Corp.	182,147	2,309,624
National Interstate Corp.	52,922	1,112,420
National Penn Bancshares, Inc.	164,998	1,346,384
National Security Group, Inc.	12,602	150,342
National Western Life Insurance Co. Class A	9,342	1,615,979
Naugatuck Valley Financial Corp.	6,841	60,201
*Navigators Group, Inc. (The)	38,815	1,899,606
NBT Bancorp, Inc.	132,180	3,063,932
Nelnet, Inc. Class A	17,446	391,139
*New Century Bancorp, Inc.	9,127	45,909
New England Bancshares, Inc.	3,972	37,337
New Hampshire Thrift Bancshares, Inc.	20,778	273,231
New Westfield Financial, Inc.	117,839	999,275
*NewBridge Bancorp	15,680	79,811
*Newport Bancorp, Inc.	11,702	146,743
*NewStar Financial, Inc.	153,819	1,490,506
North Central Bancshares, Inc.	17,500	280,875
*North Valley Bancorp	116	1,065
*Northeast Bancorp	3,920	60,172
Northeast Community Bancorp, Inc.	24,952	155,700
#Northfield Bancorp, Inc.	100,606	1,304,860
Northrim Bancorp, Inc.	43,226	814,378
Northway Financial, Inc.	1,025	8,456
#Norwood Financial Corp.	6,842	186,171
Ocean Shore Holding Co.	20,338	245,073
OceanFirst Financial Corp.	111,907	1,549,912
Ohio Valley Banc Corp.	16,754	334,410
Old National Bancorp	14,641	157,098
#Old Second Bancorp, Inc.	120,505	189,193
Oppenheimer Holdings, Inc. Class A	5,791	151,145
*OptimumBank Holdings, Inc.	679	2,444
optionsXpress Holdings, Inc.	135,255	2,009,889
Oriental Financial Group, Inc.	149,527	1,767,409
Oritani Financial Corp.	243,654	2,921,411
Osage Bancshares, Inc.	9,097	72,094
#*PAB Bankshares, Inc.	1,033	547
*Pacific Capital Bancorp	14,445	404,893
Pacific Continental Corp.	86,971	882,756
#*Pacific Mercantile Bancorp	2,647	10,164
*Pacific Premier Bancorp, Inc.	33,133	220,997
*Pacific State Bancorp	1,069	47
#PacWest Bancorp	257,179	5,074,142
*Park Bancorp, Inc.	3,302	12,894

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Parkvale Financial Corp.	49,282	$529,782
#*Patriot National Bancorp	15,644	39,110
Peapack-Gladstone Financial Corp.	85,161	1,159,893
Penns Woods Bancorp, Inc.	36,321	1,413,250
#*Penson Worldwide, Inc.	46,945	223,458
Peoples Bancorp	3,331	51,964
Peoples Bancorp of North Carolina	15,724	100,162
Peoples Bancorp, Inc.	95,501	1,297,859
*Phoenix Cos., Inc. (The)	953,700	2,441,472
*PICO Holdings, Inc.	170,271	5,274,996
Pinnacle Bancshares, Inc.	2,000	18,600
#*Pinnacle Financial Partners, Inc.	138,593	1,907,040
*Piper Jaffray Cos., Inc.	4,037	168,747
#*PMI Group, Inc. (The)	622,125	1,810,384
Porter Bancorp, Inc.	27,503	260,728
#*Portfolio Recovery Associates, Inc.	40,102	2,892,958
*Preferred Bank	21,685	39,900
Premier Financial Bancorp, Inc.	26,344	168,075
Presidential Life Corp.	239,371	2,269,237
*Primus Guaranty, Ltd.	24,123	115,549
#*Princeton National Bancorp, Inc.	16,430	73,606
*Providence Community Bancshares, Inc.	24	25
Provident Financial Holdings, Inc.	57,145	442,874
Provident Financial Services, Inc.	92	1,348
Provident New York Bancorp	401,514	3,746,126
Prudential Bancorp, Inc. of Pennsylvania	25,838	179,057
*PSB Holdings, Inc.	1,113	5,498
#Pulaski Financial Corp.	85,066	631,190
Pzena Investment Management, Inc. Class A	12,880	88,614
QC Holdings, Inc.	171,344	700,797
*Rainier Pacific Financial Group, Inc.	51,047	128
Renasant Corp.	143,306	2,234,141
Republic Bancorp, Inc. Class A	199,397	3,806,489
*Republic First Bancorp, Inc.	73,519	233,790
Resource America, Inc.	171,132	1,173,966
*Riverview Bancorp, Inc.	96,249	297,409
#Rockville Financial, Inc.	53,747	796,531
*Rodman & Renshaw Capital Group, Inc.	101,523	221,320
Roma Financial Corp.	83,621	851,262
Rome Bancorp, Inc.	53,418	629,264
#*Royal Bancshares of Pennsylvania, Inc. Class A	26,270	45,447
*Rurban Financial Corp.	2,810	10,256
S&T Bancorp, Inc.	81,624	1,783,484
S.Y. Bancorp, Inc.	130,785	3,190,500
*Safeguard Scientifics, Inc.	197,266	3,245,026
Safety Insurance Group, Inc.	69,951	3,328,968
Salisbury Bancorp, Inc.	7,507	202,689
Sanders Morris Harris Group, Inc.	95,315	661,486
Sandy Spring Bancorp, Inc.	72,789	1,397,549
Savannah Bancorp, Inc. (The)	13,117	98,115
SCBT Financial Corp.	77,131	2,400,317
SeaBright Holdings, Inc.	163,587	1,588,430
*Seacoast Banking Corp. of Florida	114,505	194,658
*Security National Financial Corp. Class A	5,606	11,212
Shore Bancshares, Inc.	36,155	348,173
*SI Financial Group, Inc.	1,384	12,594
*Siebert Financial Corp.	13,141	23,588
Sierra Bancorp	89,338	963,957
Simmons First National Corp.	137,735	3,827,656
Somerset Hills Bancorp	940	8,883
South Street Financial Corp.	2,945	16,934

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Southcoast Financial Corp.	1,443	$4,257
*Southern Community Financial Corp.	45,616	77,547
*Southern Connecticut Bancorp, Inc.	15,438	67,310
*Southern First Bancshares, Inc.	24,906	199,499
Southern Missouri Bancorp, Inc.	5,163	97,787
*Southern National Bancorp of Virginia, Inc.	400	3,028
*SouthFirst Bancshares, Inc.	100	305
Southside Bancshares, Inc.	96,719	2,071,721
*Southwest Bancorp, Inc.	132,666	1,816,198
Southwest Georgia Financial Corp.	11,975	140,706
State Auto Financial Corp.	17,427	265,762
State Bancorp, Inc.	106,585	1,017,887
StellarOne Corp.	74,125	1,077,036
#Sterling Bancorp	272,969	2,672,367
Sterling Bancshares, Inc.	615,273	5,457,472
#Stewart Information Services Corp.	154,678	1,764,876
*Stratus Properties, Inc.	70,975	682,780
#Suffolk Bancorp	96,990	2,033,880
*Sun Bancorp, Inc.	227,108	940,227
#*Superior Bancorp	3,626	2,538
*Sussex Bancorp	5,926	35,497
SWS Group, Inc.	265,182	1,241,052
#*Taylor Capital Group, Inc.	75,383	774,183
Teche Holding Co.	16,949	614,401
*Tejon Ranch Co.	183,981	4,842,380
*Tennessee Commerce Bancorp, Inc.	2,115	10,596
Territorial Bancorp, Inc.	11,620	224,150
#*Texas Capital Bancshares, Inc.	169,514	4,134,446
TF Financial Corp.	20,649	467,700
*Thomas Properties Group, Inc.	276,089	1,049,138
*TIB Financial Corp.	557	10,249
*Tidelands Bancshares, Inc.	11,702	14,159
*TierOne Corp.	163,324	653
Timberland Bancorp, Inc.	70,526	325,830
#Tompkins Financial Corp.	88,947	3,624,590
Tower Bancorp, Inc.	5,879	133,042
*Tower Financial Corp.	7,872	69,510
#TowneBank	86,464	1,288,314
*TradeStation Group, Inc.	326,087	2,272,826
*Tree.com, Inc.	25,504	214,999
*Trenwick Group, Ltd.	12,662	4
#*Triad Guaranty, Inc.	22,672	5,441
#TriCo Bancshares	150,056	2,276,350
#Trustco Bank Corp.	488,793	2,925,426
*UCBH Holdings, Inc.	196,446	982
Unico American Corp.	113,900	1,132,166
Union Bankshares, Inc.	13,711	247,484
Union First Market Bankshares Corp.	120,442	1,471,801
United Bancshares, Inc.	6,297	62,403
United Community Bancorp	1,450	10,824
*United Community Banks, Inc.	157,317	267,439
*United Community Financial Corp.	271,344	417,870
United Financial Bancorp, Inc.	69,304	1,062,430
United Fire & Casualty Co.	163,116	3,269,660
*United PanAm Financial Corp.	150,147	1,040,519
*United Security Bancshares	97,859	342,506
•*United Western Bancorp, Inc.	37,628	14,299
*Unity Bancorp, Inc.	32,585	220,763
Universal Insurance Holdings, Inc.	165,346	896,175
Univest Corp. of Pennsylvania	98,525	1,698,078
ViewPoint Financial Group	125,644	1,592,538

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Virginia Commerce Bancorp, Inc.	46,324	$278,407
*Virtus Investment Partners, Inc.	51,943	2,507,289
VIST Financial Corp.	11,422	94,803
VSB Bancorp, Inc.	2,766	32,832
#*Waccamaw Bankshares, Inc.	23,125	34,688
Washington Banking Co.	83,816	1,144,088
Washington Trust Bancorp, Inc.	132,101	2,642,020
*Waterstone Financial, Inc.	29,050	78,435
Wayne Savings Bancshares, Inc.	3,361	31,829
WesBanco, Inc.	243,744	4,594,574
West Bancorporation, Inc.	80,537	577,853
*West Coast Bancorp	240,696	782,262
#*Western Alliance Bancorp	329,625	2,472,188
#Westwood Holdings Group, Inc.	68,070	2,426,696
White River Capital, Inc.	5,770	101,321
Wilber Corp.	25,694	241,010
#Wilshire Bancorp, Inc.	261,539	1,679,080
#*World Acceptance Corp.	156,911	8,812,122
*WSB Holdings, Inc.	45,558	134,396
WSFS Financial Corp.	12,200	547,780
WVS Financial Corp.	12,479	111,562
*Yadkin Valley Financial Corp.	25,845	71,332
*ZipRealty, Inc.	117,880	315,918

Total Financials		474,790,371

Health Care — (11.1%)
*A.D.A.M., Inc.	17,336	121,179
*Abaxis, Inc.	167,769	4,420,713
#*ABIOMED, Inc.	290,569	2,847,576
*Acadia Pharmaceuticals, Inc.	4,078	6,933
*Accelr8 Technology Corp.	33,734	43,854
*Accelrys, Inc.	522,207	4,292,542
*Access Pharmaceuticals, Inc.	15,200	37,848
*Accuray, Inc.	264,437	2,263,581
*Achillion Pharmaceuticals, Inc.	78,444	349,076
*Adcare Health Systems, Inc.	7,020	30,748
*Adolor Corp.	294,513	415,263
*AdvanSource Biomaterials Corp.	154,064	16,947
#*ADVENTRX Pharmaceuticals, Inc.	52,788	121,940
*Affymax, Inc.	147,770	984,148
*Affymetrix, Inc.	262,412	1,272,698
#*Air Methods Corp.	115,182	5,901,926
*Akorn, Inc.	788,087	3,940,435
*Albany Molecular Research, Inc.	318,199	1,587,813
#*Alexza Pharmaceuticals, Inc.	154,400	219,248
*Alliance HealthCare Services, Inc.	473,085	1,982,226
*Allied Healthcare International, Inc.	361,608	875,091
*Allied Healthcare Products, Inc.	15,612	65,883
#*Allos Therapeutics, Inc.	651,602	2,189,383
*Almost Family, Inc.	35,748	1,193,626
#*Alphatec Holdings, Inc.	196,459	473,466
#*AMAG Pharmaceuticals, Inc.	117,140	2,085,092
America Services Group, Inc.	60,231	1,016,097
*American Caresource Holding, Inc.	6,054	8,718
*American Dental Partners, Inc.	94,820	1,205,162
*American Learning Corp.	2,200	5,016
*American Shared Hospital Services	35,563	114,157
*Amicus Therapeutics, Inc.	5,056	28,769
*AMN Healthcare Services, Inc.	265,959	1,542,562
*Amsurg Corp.	295,558	6,227,407
*Anadys Pharmaceuticals, Inc.	105,594	131,993

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
Analogic Corp.	126,116	$6,440,744
*Angeion Corp.	1,294	7,246
*AngioDynamics, Inc.	185,183	2,999,039
*Anika Therapeutics, Inc.	104,524	730,623
*Animal Health International, Inc.	1,227	3,399
*ARCA Biopharma, Inc.	31,479	99,474
#*Ardea Biosciences, Inc.	37,871	1,004,339
#*Arena Pharmaceuticals, Inc.	245,247	387,490
#*Ariad Pharmaceuticals, Inc.	887,486	5,657,723
*Arqule, Inc.	394,332	2,417,255
*Array BioPharma, Inc.	474,540	1,376,166
Arrhythmia Research Technology, Inc.	26,575	147,757
*ArthroCare Corp.	57,985	1,623,000
*ARYx Therapeutics, Inc.	21,182	7,409
*Assisted Living Concepts, Inc.	45,812	1,508,131
*AtriCure, Inc.	37,697	414,667
Atrion Corp.	19,961	3,346,661
#*AVANIR Pharmaceuticals, Inc.	324,380	1,313,739
#*AVI BioPharma, Inc.	3,910	8,465
*Bioanalytical Systems, Inc.	30,808	67,470
*BioClinica, Inc.	145,077	651,396
#*BioCryst Pharmaceuticals, Inc.	368,706	1,519,069
#*Biodel, Inc.	157,030	348,607
#*BioLase Technology, Inc.	1,870	5,629
*BioMimetic Therapeutics, Inc.	33,162	430,111
#*Bio-Reference Labs, Inc.	228,534	5,276,850
#*BioSante Pharmaceuticals, Inc.	142,832	265,668
#*BioScrip, Inc.	356,462	1,846,473
#*BioSpecifics Technologies Corp.	28,369	658,444
#*Biotime, Inc.	2,813	22,026
*BMP Sunstone Corp.	74,018	735,739
*Bovie Medical Corp.	158,699	484,032
#*BSD Medical Corp.	208,291	906,066
#*Cadence Pharmaceuticals, Inc.	165,644	1,286,226
*Caliper Life Sciences, Inc.	463,531	2,985,140
*Cambrex Corp.	280,334	1,278,323
Cantel Medical Corp.	115,249	2,453,651
*Capital Senior Living Corp.	189,037	1,291,123
*Capstone Therapeutics Corp.	315,300	163,325
*Caraco Pharmaceutical Laboratories, Ltd.	261,262	1,235,769
#*Cardica, Inc.	57,828	233,625
*Cardiovascular Systems, Inc.	7,615	90,009
#*Cardium Therapeutics, Inc.	18	7
*CAS Medical Systems, Inc.	997	3,300
*Catalyst Pharmaceutical Partners, Inc.	25,086	29,601
*Celera Corp.	466,478	2,885,166
#*Celldex Therapeutics, Inc.	116,893	432,504
#*Celsion Corp.	82,414	212,628
#*Cerus Corp.	64,262	212,065
*Cleveland Biolabs, Inc.	2,513	16,209
#*Clinical Data, Inc.	66,623	1,981,368
*Codexis, Inc.	62,673	565,937
#*Columbia Laboratories, Inc.	27,734	62,679
*CombiMatrix Corp.	21,797	59,288
Computer Programs & Systems, Inc.	95,148	4,938,181
#*Conceptus, Inc.	278,929	3,766,936
*CONMED Corp.	265,831	6,940,847
*Continucare Corp.	231,390	941,757
*Corcept Therapeutics, Inc.	199,501	807,979
*Cornerstone Therapeutics, Inc.	8,755	50,954
*Corvel Corp.	135,738	6,852,054

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*CPEX Pharmaceuticals, Inc.	20,495	$552,340
*Cross Country Healthcare, Inc.	246,351	1,773,727
*CryoLife, Inc.	246,829	1,251,423
*Cumberland Pharmaceuticals, Inc.	3,253	20,169
*Curis, Inc.	164,741	456,333
*Cutera, Inc.	40,575	331,904
*Cyberonics, Inc.	221,629	7,258,350
*Cyclacel Pharmaceuticals, Inc.	92,895	134,698
*Cynosure, Inc. Class A	35,140	383,553
*Cytokinetics, Inc.	207,907	395,023
#*Cytori Therapeutics, Inc.	144,413	791,383
Daxor Corp.	43,502	411,964
*DepoMed, Inc.	176,162	1,476,238
*DexCom, Inc.	179,140	2,526,770
*DGT Holdings Corp.	12,563	125,630
*Digirad Corp.	75,442	170,499
*Discovery Laboratories, Inc.	16,454	51,501
*Durect Corp.	607,024	1,893,915
*DUSA Pharmaceuticals, Inc.	22,354	71,533
*Dyax Corp.	689,190	1,309,461
#*Dynacq Healthcare, Inc.	64,639	144,145
#*Dynavax Technologies Corp.	2,993	8,979
*Emergent BioSolutions, Inc.	157,623	3,347,913
Emergent Group, Inc.	6,700	40,803
#*Emeritus Corp.	164,273	3,137,614
*Emisphere Technologies, Inc.	2,065	4,151
*Encision, Inc.	3,700	4,625
•*Endo Pharmaceuticals Solutions	203,104	223,414
*Endologix, Inc.	7,019	40,921
Ensign Group, Inc.	101,374	2,449,196
*EnteroMedics, Inc.	633	1,715
*Entremed, Inc.	1,607	8,372
*Enzo Biochem, Inc.	129,771	643,664
#*Enzon Pharmaceuticals, Inc.	288,381	3,229,867
*eResearch Technology, Inc.	513,923	3,304,525
#*Exact Sciences Corp.	181,881	1,025,809
*Exactech, Inc.	100,152	1,671,537
#*Exelixis, Inc.	332,859	2,885,888
*Five Star Quality Care, Inc.	162,395	1,016,593
#*Genomic Health, Inc.	146,847	3,270,283
*Genoptix, Inc.	64,439	1,608,397
*Gentiva Health Services, Inc.	119,253	2,745,204
#*Geron Corp.	381,628	1,869,977
*Greatbatch, Inc.	212,679	5,008,590
*GTx, Inc.	169,636	485,159
#*Halozyme Therapeutics, Inc.	325,247	2,169,397
*Hanger Orthopedic Group, Inc.	284,956	5,855,846
#*Hansen Medical, Inc.	26,688	42,968
*Harvard Bioscience, Inc.	306,263	1,304,680
*HealthStream, Inc.	175,019	1,218,132
*Healthways, Inc.	103,694	1,241,217
*HeartWare International, Inc.	3,689	343,114
#*Helicos BioSciences Corp.	142,459	19,944
*Hemispherx Biopharma, Inc.	93,100	45,880
*Hi-Tech Pharmacal Co., Inc.	109,346	2,495,276
*Hooper Holmes, Inc.	672,769	544,943
#*iBio, Inc.	116,875	632,294
*iCAD, Inc.	37,500	50,625
*Icagen, Inc.	19	58
*ICU Medical, Inc.	135,004	5,273,256
*Idenix Pharmaceuticals, Inc.	173,374	769,781

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Idera Pharmaceuticals, Inc.	154,651	$436,116
#*ImmunoGen, Inc.	113,020	933,545
#*Immunomedics, Inc.	232,007	758,663
*Infinity Pharmaceuticals, Inc.	148,385	839,859
*Inhibitex, Inc.	12,200	27,755
*Inovio Pharmaceuticals, Inc.	10,400	13,208
*Inspire Pharmaceuticals, Inc.	503,708	1,989,647
#*Insulet Corp.	103,148	1,756,610
*IntegraMed America, Inc.	71,370	680,870
#*InterMune, Inc.	30,963	1,157,087
Invacare Corp.	248,109	6,857,733
*IPC The Hospitalist Co.	68,027	2,525,843
*Iridex Corp.	7,968	32,031
*IRIS International, Inc.	173,728	1,718,170
*IsoRay, Inc.	20	26
*ISTA Pharmaceuticals, Inc.	143,925	816,055
*IVAX Diagnostics, Inc.	119	120
*Jazz Pharmaceuticals, Inc.	151,268	3,382,352
*Kendle International, Inc.	141,740	1,610,166
#*Kensey Nash Corp.	116,629	2,822,422
*Keryx Biopharmaceuticals, Inc.	45,500	182,000
Kewaunee Scientific Corp.	25,060	343,823
*Kindred Healthcare, Inc.	195,090	3,650,134
*K-V Pharmaceutical Co.	148,316	238,789
*K-V Pharmaceutical Co. Class B	168	277
Landauer, Inc.	89,070	5,170,514
*Lannet Co., Inc.	53,058	277,493
*LCA-Vision, Inc.	173,831	1,176,836
*LeMaitre Vascular, Inc.	76,300	535,626
#*Lexicon Pharmaceuticals, Inc.	27,284	46,110
*LHC Group, Inc.	116,803	3,106,960
*Ligand Pharmaceuticals, Inc. Class B	79,228	689,284
*Luminex Corp.	43,088	731,634
*Luna Innovations, Inc.	17,526	34,000
#*MAKO Surgical Corp.	3,008	46,684
#*Mannkind Corp.	24,865	118,606
*MAP Pharmaceuticals, Inc.	24,238	372,659
*Marina Biotech, Inc.	1,880	1,936
*Martek Biosciences Corp.	164,035	5,152,339
*Matrixx Initiatives, Inc.	88,949	710,703
#Maxygen, Inc.	355,981	1,413,245
*MedCath Corp.	95,477	1,278,437
*Medical Action Industries, Inc.	158,571	1,284,425
*Medical Staffing Network Holdings, Inc.	222,424	667
*Medicines Co. (The)	253,425	3,973,704
*MediciNova, Inc.	21,225	105,913
*Medidata Solutions, Inc.	64,132	1,600,093
MedQuist, Inc.	69,214	645,074
MEDTOX Scientific, Inc.	77,329	1,041,622
*Merge Healthcare, Inc.	272,073	1,164,472
Meridian Bioscience, Inc.	1,518	33,305
*Merit Medical Systems, Inc.	257,566	3,804,250
#*Metabolix, Inc.	22,453	198,709
*Metropolitan Health Networks, Inc.	409,352	1,874,832
*Micromet, Inc.	187,581	1,206,146
● #*MiddleBrook Pharmaceuticals, Inc.	3,172	220
*Misonix, Inc.	62,750	147,149
#*Molecular Insight Pharmaceuticals, Inc.	164,930	23,915
*Molina Healthcare, Inc.	143,260	4,392,352
*MWI Veterinary Supply, Inc.	90,783	5,643,071
*Myrexis, Inc.	6,948	27,306

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Nabi Biopharmaceuticals	480,876	$2,692,906
*Nanosphere, Inc.	128,835	471,536
#National Healthcare Corp.	103,689	4,590,312
National Research Corp.	67,439	2,029,914
*Natus Medical, Inc.	258,066	3,886,474
#*Nektar Therapeutics	5,708	63,987
*Neogen Corp.	203,656	7,323,470
*Neurocrine Biosciences, Inc.	386,646	2,853,447
*NeurogesX, Inc.	50,666	267,010
#*Neurometrix, Inc.	4,240	2,332
*NovaMed, Inc.	72,805	952,289
#*Novavax, Inc.	419,927	907,042
*Novt Corp.	193	82,122
*NPS Pharmaceuticals, Inc.	120,031	1,200,910
*NxStage Medical, Inc.	335,606	8,067,968
*Obagi Medical Products, Inc.	83,649	888,352
*Oculus Innovative Sciences, Inc.	219	442
*Omnicell, Inc.	231,483	3,225,716
*OncoGenex Pharmaceutical, Inc.	16,093	255,074
#*Oncothyreon, Inc.	74,088	228,932
#*Opexa Therapeutics, Inc.	18,635	44,724
#*Opko Health, Inc.	32,883	128,244
#*Optimer Pharmaceuticals, Inc.	40,637	447,007
*OraSure Technologies, Inc.	245,920	1,591,102
*Orchid Cellmark, Inc.	287,304	583,227
*Ore Pharmaceutical Holdings, Inc.	50,794	16,508
#*Orexigen Therapeutics, Inc.	125,357	1,139,495
#*Orthovita, Inc.	359,054	737,856
#*Osiris Therapeutics, Inc.	103,368	683,262
*Pain Therapeutics, Inc.	408,891	2,531,035
#*Palomar Medical Technologies, Inc.	76,842	1,141,872
*PDI, Inc.	131,394	1,061,007
PDL BioPharma, Inc.	600,635	2,967,137
*Pernix Therapeutics Holdings, Inc.	11,546	126,891
#*PharmAthene, Inc.	12,300	39,729
*PharMerica Corp.	280,658	3,174,242
*PHC, Inc.	26,839	57,704
*PhotoMedex, Inc.	714	4,034
#*Poniard Pharmaceuticals, Inc.	65,014	27,306
#*Pozen, Inc.	244,062	1,476,575
*Progenics Pharmaceuticals, Inc.	284,075	1,586,559
*ProPhase Labs, Inc.	56,585	79,785
*Providence Service Corp.	116,135	1,652,601
#*pSivida Corp.	19,396	96,980
Psychemedics Corp.	1,558	13,118
*Questcor Pharmaceuticals, Inc.	329,209	5,089,571
#*Quidel Corp.	306,100	4,156,838
*RadNet, Inc.	75,357	274,299
*Raptor Pharmaceutical Corp.	859	3,342
*Regeneration Technologies, Inc.	302,085	809,588
*RehabCare Group, Inc.	128,821	3,163,844
*Repligen Corp.	314,775	1,627,387
#*Repros Therapeutics, Inc.	10,473	25,554
*Retractable Technologies, Inc.	272	509
*Rigel Pharmaceuticals, Inc.	338,101	2,273,729
*Rochester Medical Corp.	101,268	1,082,049
#*Rockwell Medical Technologies, Inc.	44,850	419,796
*Rural/Metro Corp.	110,300	1,537,582
#*RXi Pharmaceuticals Corp.	319	600
#*Sangamo BioSciences, Inc.	343,507	2,631,264
#*Santarus, Inc.	222,570	726,691

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*SciClone Pharmaceuticals, Inc.	192,009	$752,675
*Senesco Technologies, Inc.	185	51
#*Sequenom, Inc.	147,419	1,009,820
*SeraCare Life Sciences, Inc.	127,485	564,759
*Skilled Healthcare Group, Inc.	93,506	1,004,254
*Solta Medical, Inc.	19,824	54,516
#*Somaxon Pharmaceuticals, Inc.	798	2,410
*SonoSite, Inc.	152,000	5,101,120
Span-American Medical System, Inc.	32,884	488,656
*Spectranetics Corp.	226,101	1,040,065
*Spectrum Pharmaceuticals, Inc.	121,033	726,198
*SRI/Surgical Express, Inc.	47,068	274,877
#*Staar Surgical Co.	274,504	1,434,283
*StemCells, Inc.	144,887	134,542
#*Stereotaxis, Inc.	155,719	523,216
*Strategic Diagnostics, Inc.	1,653	3,422
*Sucampo Pharmaceuticals, Inc.	97,521	421,291
*Sun Healthcare Group, Inc.	139,719	1,745,789
*SunLink Health Systems, Inc.	33,465	61,241
*Sunrise Senior Living, Inc.	193,578	1,548,624
*SuperGen, Inc.	154,452	464,901
*SurModics, Inc.	178,665	2,108,247
*Symmetry Medical, Inc.	268,247	2,567,124
*Synovis Life Technologies, Inc.	118,002	1,768,260
#*Synta Pharmaceuticals Corp.	103,928	518,601
#*Targacept, Inc.	47,369	1,220,225
*Telik, Inc.	140,820	157,718
*Theragenics Corp.	278,526	459,568
#*Threshold Pharmaceuticals, Inc.	17,876	31,462
*TomoTherapy, Inc.	327,166	1,092,734
*TranS1, Inc.	50,899	175,602
*Transcend Services, Inc.	38,503	709,610
*Transcept Pharmaceuticals, Inc.	115,896	961,937
*Trimeris, Inc.	28,684	73,431
*Triple-S Management Corp.	77,040	1,422,158
*U.S. Physical Therapy, Inc.	118,305	2,247,795
*Urologix, Inc.	123,100	77,553
*Uroplasty, Inc.	12,179	63,331
Utah Medical Products, Inc.	48,415	1,316,888
*Vanda Pharmaceuticals, Inc.	49,983	400,364
*Vascular Solutions, Inc.	159,912	1,691,869
*Vical, Inc.	136,268	271,173
*Vision-Sciences, Inc.	23,250	37,665
*Vital Images, Inc.	114,173	1,517,359
#*Vivus, Inc.	125,974	1,127,467
*Wright Medical Group, Inc.	160,072	2,378,670
*XenoPort, Inc.	60,161	474,069
*Xoma, Ltd.	9	49
Young Innovations, Inc.	72,296	2,170,326
*Zoll Medical Corp.	170,789	7,062,125

Total Health Care		431,562,400

Industrials — (16.6%)
#*3D Systems Corp.	187,074	5,339,092
*A.T. Cross Co.	80,115	780,320
#AAON, Inc.	184,938	4,980,380
*AAR Corp.	110,173	2,951,535
*Acacia Technologies Group	355,785	8,681,154
*ACCO Brands Corp.	283,999	2,331,632
*Accuride Corp.	188	2,812
#Aceto Corp.	226,997	1,954,444

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Active Power, Inc.	333,059	$716,077
Administaff, Inc.	128,274	3,632,720
*Advisory Board Co. (The)	67,985	3,362,538
*AeroCentury Corp.	8,566	163,611
*Aerosonic Corp.	5,480	19,564
*Aerovironment, Inc.	101,004	2,848,313
*Air Transport Services Group, Inc.	294,674	2,180,588
Aircastle, Ltd.	224,541	2,384,625
#*AirTran Holdings, Inc.	487,500	3,602,625
Alamo Group, Inc.	90,749	2,354,937
Albany International Corp.	115,975	2,615,236
Allegiant Travel Co.	10,155	472,614
*Allied Defense Group, Inc.	51,940	180,751
*Allied Motion Technologies, Inc.	34,580	302,229
*Altra Holdings, Inc.	144,778	3,027,308
*American Railcar Industries, Inc.	140,290	2,661,301
*American Reprographics Co.	170,294	1,374,273
American Science & Engineering, Inc.	87,246	7,590,402
American Woodmark Corp.	129,485	2,414,895
Ameron International Corp.	79,295	5,468,976
Ampco-Pittsburgh Corp.	85,163	2,121,410
*AMREP Corp.	55,375	710,461
*APAC Customer Services, Inc.	228,941	1,261,465
Apogee Enterprises, Inc.	252,406	3,228,273
*Applied Energetics, Inc.	1,516	928
Applied Signal Technologies, Inc.	121,977	4,636,346
*Argan, Inc.	22,352	207,203
#Arkansas Best Corp.	156,401	3,996,046
*Arotech Corp.	99,723	161,551
Art’s-Way Manufacturing Co., Inc.	200	2,598
#*Ascent Solar Technologies, Inc.	50,850	161,194
*Astec Industries, Inc.	177,529	5,343,623
*Astronics Corp.	78,532	1,814,089
*Astronics Corp. Class B	17,159	394,829
*Astrotech Corp.	6,182	7,851
*Avalon Holding Corp. Class A	20,575	61,725
#AZZ, Inc.	116,390	4,666,075
#Badger Meter, Inc.	155,222	6,362,550
*Baker (Michael) Corp.	84,494	2,565,238
*Baldwin Technology Co. Class A	2,160	3,046
Barrett Business Services, Inc.	86,327	1,270,733
#*Beacon Roofing Supply, Inc.	180,443	3,276,845
*Blount International, Inc.	324,462	4,870,175
*BlueLinx Holdings, Inc.	73,046	265,157
*BNS Holding, Inc.	1,324	258,180
*Breeze-Eastern Corp.	98,241	687,687
*Broadwind Energy, Inc.	8,900	16,376
*BTU International, Inc.	74,894	859,783
*Builders FirstSource, Inc.	93,672	207,952
*Butler International, Inc.	—	—
*C&D Technologies, Inc.	200,373	47,889
*CAI International, Inc.	76,608	1,458,616
#*Capstone Turbine Corp.	7,331	8,357
Cascade Corp.	107,605	5,064,967
*Casella Waste Systems, Inc.	190,988	1,531,724
#*CBIZ, Inc.	620,672	4,319,877
CDI Corp.	73,985	1,188,199
*CECO Environmental Corp.	111,700	619,935
*Celadon Group, Inc.	198,009	2,900,832
#*Cenveo, Inc.	187,472	1,008,599
*Ceradyne, Inc.	108,300	3,837,069

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Champion Industries, Inc.	53,936	$107,872
*Chart Industries, Inc.	106,909	3,882,935
Chase Corp.	76,372	1,176,129
Chicago Rivet & Machine Co.	18,400	349,968
CIRCOR International, Inc.	103,182	4,167,521
*Coleman Cable, Inc.	25,371	169,986
*Colfax Corp.	170,031	3,169,378
*Columbus McKinnon Corp.	173,761	2,931,348
Comfort Systems USA, Inc.	330,310	4,204,846
*Command Security Corp.	70,192	131,961
*Commercial Vehicle Group, Inc.	205,589	3,318,206
*Competitive Technologies, Inc.	99,675	105,656
CompX International, Inc.	18,270	248,472
*Conrad Industries, Inc.	18,700	211,310
*Consolidated Graphics, Inc.	82,982	4,153,249
#*CoStar Group, Inc.	23,829	1,341,096
Courier Corp.	120,220	1,704,118
Covanta Holding Corp.	1	13
*Covenant Transportation Group, Inc.	91,000	816,270
*CPI Aerostructures, Inc.	47,933	569,923
*CRA International, Inc.	101,190	2,456,893
*Digital Power Corp.	3,700	6,105
#*Document Security Systems, Inc.	26,514	129,123
*Dollar Thrifty Automotive Group, Inc.	133,851	6,494,451
Ducommun, Inc.	99,023	2,174,545
*DXP Enterprises, Inc.	66,507	1,448,522
*Dycom Industries, Inc.	158,818	2,552,205
*Dynamex, Inc.	96,800	2,409,352
Dynamic Materials Corp.	59,257	1,170,326
#*Eagle Bulk Shipping, Inc.	303,400	1,240,906
Eastern Co.	56,509	1,073,106
Ecology & Environment, Inc. Class A	20,292	306,409
Empire Resources, Inc.	774	3,932
Encore Wire Corp.	218,125	4,895,816
#*Ener1, Inc.	122,593	471,983
#*Energy Conversion Devices, Inc.	129,030	526,442
#*Energy Focus, Inc.	838	838
#*Energy Recovery, Inc.	68,903	235,648
EnergySolutions, Inc.	121,082	716,805
#*EnerNOC, Inc.	22,498	585,398
Ennis, Inc.	225,900	3,756,717
*EnPro Industries, Inc.	161,708	6,712,499
*Environmental Tectonics Corp.	60,400	187,240
Espey Manufacturing & Electronics Corp.	35,587	769,391
#*Excel Maritime Carriers, Ltd.	299,086	1,354,860
*Exponent, Inc.	137,132	5,035,487
*Express-1 Expedited Solutions, Inc.	44,774	135,665
Federal Signal Corp.	454,922	3,166,257
*First Aviation Services, Inc.	1,700	1,352
*Flanders Corp.	254,700	929,655
*Flow International Corp.	262,926	985,972
*Fortune Industries, Inc.	25	14
#Forward Air Corp.	177,460	4,952,909
*Franklin Covey Co.	170,796	1,337,333
Franklin Electric Co., Inc.	84,120	3,455,650
#Freightcar America, Inc.	54,138	1,544,016
*Frozen Food Express Industries	161,875	653,975
*Fuel Tech, Inc.	93,927	752,355
#*FuelCell Energy, Inc.	208,549	364,961
*Furmanite Corp.	332,038	2,530,130
G & K Services, Inc. Class A	148,917	4,665,570

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Genco Shipping & Trading, Ltd.	93,919	$1,085,704
*Gencor Industries, Inc.	4,710	37,115
#*GenCorp, Inc.	253,683	1,301,394
*GEO Group, Inc. (The)	75,134	1,785,935
*GeoEye, Inc.	145,416	5,805,007
*Gibraltar Industries, Inc.	276,610	3,051,008
*Global Defense Technology & Systems, Inc.	2,737	45,051
#Gorman-Rupp Co. (The)	165,233	5,251,105
*GP Strategies Corp.	152,525	1,508,472
Graham Corp.	62,660	1,453,712
Great Lakes Dredge & Dock Corp.	285,672	2,373,934
*Greenbrier Cos., Inc.	145,943	3,454,471
*Griffon Corp.	487,028	5,669,006
*H&E Equipment Services, Inc.	114,038	1,325,122
Hardinge, Inc.	97,119	849,791
#*Hawaiian Holdings, Inc.	497,382	3,675,653
Healthcare Services Group, Inc.	293,160	4,643,654
Heidrick & Struggles International, Inc.	160,368	4,296,259
*Heritage-Crystal Clean, Inc.	8,095	93,983
*Herley Industries, Inc.	127,038	2,087,234
*Hill International, Inc.	315,284	2,049,346
#*Hoku Corp.	44,161	109,961
Horizon Lines, Inc.	303,509	1,502,370
Houston Wire & Cable Co.	68,419	892,868
*Hudson Highland Group, Inc.	35,709	197,114
#*Hudson Technologies, Inc.	20,484	42,607
*Hurco Cos., Inc.	54,870	1,395,344
*Huron Consulting Group, Inc.	62,366	1,597,193
*Huttig Building Products, Inc.	161,870	153,776
*ICF International, Inc.	74,597	1,798,161
*Identive Group, Inc.	128,123	331,839
#*Innerworkings, Inc.	195,239	1,230,006
*Innotrac Corp.	156,400	228,344
*Innovative Solutions & Support, Inc.	139,210	807,418
*Insituform Technologies, Inc.	132,852	3,654,759
Insteel Industries, Inc.	63,517	725,364
*Integrated Electrical Services, Inc.	118,179	445,535
*Intelligent Systems Corp.	42,582	63,021
Interface, Inc. Class A	281,232	4,570,020
*Interline Brands, Inc.	251,768	5,345,035
International Shipholding Corp.	58,508	1,466,210
Intersections, Inc.	159,980	1,577,403
John Bean Technologies Corp.	124,045	2,239,012
*JPS Industries, Inc.	24,500	123,112
*Kadant, Inc.	98,109	2,075,986
Kaman Corp. Class A	236,632	6,965,263
*Kelly Services, Inc. Class A	251,218	4,942,714
*Kelly Services, Inc. Class B	618	12,338
*Key Technology, Inc.	49,705	824,109
*Kforce, Inc.	392,320	7,014,682
Kimball International, Inc. Class B	239,689	1,614,305
Knoll, Inc.	213,971	3,581,875
*Korn/Ferry International	244,861	5,729,747
*Kratos Defense & Security Solutions, Inc.	33,547	470,329
L.S. Starrett Co. Class A	51,344	642,313
*LaBarge, Inc.	173,450	2,421,362
*Ladish Co., Inc.	121,329	6,495,955
Lawson Products, Inc.	82,104	1,918,770
*Layne Christensen Co.	140,480	4,436,358
*LB Foster Co. Class A	103,703	4,122,194
*LECG Corp.	83,238	131,516

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*LGL Group, Inc.	29,250	$643,792
#Lindsay Corp.	60,334	3,926,537
*LMI Aerospace, Inc.	94,098	1,761,985
LSI Industries, Inc.	201,243	1,497,248
*Lydall, Inc.	140,500	1,124,000
*M&F Worldwide Corp.	86,442	2,085,845
*Magnetek, Inc.	307,119	552,814
*Manitex International, Inc.	6,450	35,991
Marten Transport, Ltd.	205,308	4,375,113
McGrath Rentcorp	238,324	6,015,298
*Media Sciences International, Inc.	11,400	2,742
*Metalico, Inc.	353,618	1,962,580
Met-Pro Corp.	188,147	2,041,395
*MFRI, Inc.	57,134	622,189
#*Microvision, Inc.	228,618	432,088
Miller Industries, Inc.	47,136	719,295
*Mistras Group, Inc.	33,185	474,214
#*Mobile Mini, Inc.	147,804	3,021,114
*Mueller (Paul) Co.	10,813	227,073
Mueller Water Products, Inc.	529,882	2,119,528
Multi-Color Corp.	101,003	1,678,670
*MYR Group, Inc.	88,619	1,948,732
NACCO Industries, Inc. Class A	23,494	2,355,274
*National Patent Development Corp.	109,400	175,040
National Presto Industries, Inc.	24,535	3,140,971
National Technical Systems, Inc.	86,036	648,711
*Navigant Consulting, Inc.	128,047	1,304,799
*NCI Building Systems, Inc.	8,074	107,142
*NIVS IntelliMedia Technology Group, Inc.	18,434	38,343
*NN, Inc.	161,652	2,119,258
*Northwest Pipe Co.	88,868	1,943,543
*Ocean Power Technologies, Inc.	26,526	144,301
#*Odyssey Marine Exploration, Inc.	448,045	1,469,588
*Omega Flex, Inc.	102,151	1,326,941
*On Assignment, Inc.	195,821	1,546,986
*Orbit International Corp.	14,582	51,183
*Orion Energy Systems, Inc.	23,199	100,916
#*Orion Marine Group, Inc.	77,520	908,534
*P.A.M. Transportation Services, Inc.	86,903	1,002,861
#*Pacer International, Inc.	153,698	960,612
*Paragon Technologies, Inc.	13,510	35,194
*Park-Ohio Holdings Corp.	99,202	2,039,593
*Patrick Industries, Inc.	63,054	135,566
*Patriot Transportation Holding, Inc.	92,577	2,617,152
*Pemco Aviation Group, Inc.	66	92
*PGT, Inc.	35,519	83,114
*Pike Electric Corp.	149,660	1,237,688
*Pinnacle Airlines Corp.	182,789	1,317,909
*Plug Power, Inc.	651,909	501,905
*PMFG, Inc.	120,949	1,981,145
*Polypore International, Inc.	101,101	4,868,013
*Powell Industries, Inc.	110,153	4,175,900
*PowerSecure International, Inc.	174,708	1,278,863
Preformed Line Products Co.	51,643	3,155,904
*PRGX Global, Inc.	92,964	580,095
#Primoris Services Corp.	9,973	81,878
Providence & Worcester Railroad Co.	18,397	335,009
*Quality Distribution, Inc.	193,992	1,782,786
Quanex Building Products Corp.	165,513	3,225,848
*RailAmerica, Inc.	26,463	329,994
Raven Industries, Inc.	178,996	8,455,771

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*RBC Bearings, Inc.	115,552	$4,017,743
*RCM Technologies, Inc.	114,406	522,835
*Real Goods Solar, Inc.	1,196	3,325
#*Republic Airways Holdings, Inc.	209,361	1,344,098
Resources Connection, Inc.	27,662	554,346
Robbins & Myers, Inc.	118,535	4,922,759
#*RSC Holdings, Inc.	107,760	1,288,810
*Rush Enterprises, Inc. Class A	235,533	4,491,614
*Rush Enterprises, Inc. Class B	115,888	1,902,881
*Saia, Inc.	112,232	1,606,040
*SatCon Technology Corp.	315,637	1,530,839
*Sauer-Danfoss, Inc.	52,133	1,493,610
Schawk, Inc.	244,011	4,450,761
*School Specialty, Inc.	188,169	2,455,605
*Schuff International, Inc.	53,200	784,700
Servotronics, Inc.	24,804	214,555
*SFN Group, Inc.	474,893	4,596,964
SIFCO Industries, Inc.	45,830	742,904
SkyWest, Inc.	283,869	4,272,228
*SL Industries, Inc.	54,267	1,002,854
SmartPros, Ltd.	38,973	88,858
*Sparton Corp.	36,966	315,690
*Spherix, Inc.	135,335	73,067
*Spire Corp.	87,042	438,692
*Standard Parking Corp.	169,280	3,045,347
#Standard Register Co.	79,925	255,760
Standex International Corp.	111,400	3,715,190
*Sterling Construction Co., Inc.	62,007	797,410
Sun Hydraulics, Inc.	152,558	5,687,362
Superior Uniform Group, Inc.	55,873	587,784
*Supreme Industries, Inc.	101,505	329,891
*SYKES Enterprises, Inc.	267,655	5,213,919
*Sypris Solutions, Inc.	167,114	703,550
#TAL International Group, Inc.	210,541	6,575,195
#*Taser International, Inc.	327,615	1,372,707
*Team, Inc.	155,098	3,964,305
*TeamStaff, Inc.	3,862	1,660
*Tech/Ops Sevcon, Inc.	56,400	413,412
Technology Research Corp.	57,021	301,641
*Tecumseh Products Co. Class A	122,247	1,476,744
*Tecumseh Products Co. Class B	10,870	129,190
*Tel-Instrument Electronics	19,940	179,958
Tennant Co.	176,300	7,111,942
*Thomas Group, Inc.	61	104
#Titan International, Inc.	319,702	6,074,338
*Titan Machinery, Inc.	85,872	2,080,679
Todd Shipyards Corp.	56,466	1,255,804
*Track Data Corp.	186	19,293
*Trailer Bridge, Inc.	42,500	161,075
*Transcat, Inc.	42,500	357,000
*TRC Cos., Inc.	198,230	699,752
Tredegar Industries, Inc.	334,848	6,265,006
#*Trex Co., Inc.	143,600	3,343,008
*TriMas Corp.	285,793	5,441,499
*TrueBlue, Inc.	242,999	4,145,563
*Tufco Technologies, Inc.	6,498	21,054
Twin Disc, Inc.	89,335	2,909,641
*U.S. Home Systems, Inc.	5,075	23,802
*Ultralife Corp.	72,740	499,724
UniFirst Corp.	129,919	7,244,283
*United Capital Corp.	86,186	2,378,734

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*United Rentals, Inc.	353,280	$9,414,912
#Universal Forest Products, Inc.	80,978	2,971,893
*Universal Power Group, Inc.	28,935	133,101
*Universal Security Instruments, Inc.	197	1,627
*Universal Truckload Services, Inc.	55,559	827,829
#*UQM Technologies, Inc.	107,646	293,874
US Ecology, Inc.	174,893	2,948,696
*USA Truck, Inc.	65,486	785,832
#*Valence Technology, Inc.	67,400	103,796
*Valpey Fisher Corp.	36,360	123,988
*Versar, Inc.	36,224	123,886
Viad Corp.	194,462	4,575,691
#Vicor Corp.	275,673	4,060,663
Virco Manufacturing Corp.	133,476	407,102
*Volt Information Sciences, Inc.	192,487	1,322,386
VSE Corp.	33,572	1,004,139
*Wabash National Corp.	187,157	2,126,104
*WCA Waste Corp.	140,080	689,194
*Willdan Group, Inc.	2,295	10,029
*Willis Lease Finance Corp.	76,817	1,014,753
#*YRC Worldwide, Inc.	4,106	16,629

Total Industrials		642,178,612

Information Technology — (19.7%)
*ACI Worldwide, Inc.	139,878	3,705,368
*Acme Packet, Inc.	171,574	9,227,250
*Acorn Energy, Inc.	34,796	138,488
*Actuate Corp.	544,100	3,019,755
*ADDvantage Technologies Group, Inc.	84,703	251,568
*Adept Technology, Inc.	25,697	120,519
*ADPT Corp.	736,555	2,158,106
*Advanced Analogic Technologies, Inc.	161,920	644,442
*Advanced Energy Industries, Inc.	380,064	5,870,088
#*Advanced Photonix, Inc.	65,272	117,490
*Aehr Test Systems	42,505	55,682
*Aetrium, Inc.	2,617	5,156
*Agilysys, Inc.	169,071	968,777
American Software, Inc. Class A	237,310	1,570,992
*Amtech Systems, Inc.	61,870	1,584,491
*Anadigics, Inc.	320,030	2,185,805
*Analysts International Corp.	38,018	124,319
*Anaren, Inc.	130,470	2,679,854
*Applied Micro Circuits Corp.	630,713	6,206,216
*Astea International, Inc.	21,160	65,596
Astro-Med, Inc.	58,216	452,338
#*ATMI, Inc.	116,297	2,395,718
*ATS Corp.	362	1,303
*AuthenTec, Inc.	39,362	119,267
#*Authentidate Holding Corp.	14,259	6,402
*Autobytel, Inc.	390,292	333,700
*Aviat Networks, Inc.	184,106	955,510
*Avid Technology, Inc.	145,245	2,418,329
*Aware, Inc.	79,759	299,096
*Axcelis Technologies, Inc.	927,266	3,217,613
*AXT, Inc.	289,963	3,140,299
Bel Fuse, Inc. Class A	33,988	817,751
Bel Fuse, Inc. Class B	92,806	2,024,099
*BigBand Networks, Inc.	215,288	570,513
*Bitstream, Inc.	81,600	572,016
Black Box Corp.	143,910	5,064,193
*Blonder Tongue Laboratories, Inc.	76,200	181,356

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Bogen Communications International, Inc.	33,103	$86,068
*Bottomline Technologies, Inc.	232,915	5,340,741
*Brightpoint, Inc.	488,045	4,429,008
*BroadVision, Inc.	8,285	99,254
*Brooks Automation, Inc.	390,207	4,581,030
*Bsquare Corp.	89,864	789,905
*Cabot Microelectronics Corp.	230,045	10,377,330
*CalAmp Corp.	221,484	704,319
*Callidus Software, Inc.	242,457	1,515,356
*Cardtronics, Inc.	203,487	3,477,593
*Cascade Microtech, Inc.	76,046	467,683
Cass Information Systems, Inc.	36,620	1,327,475
*CEVA, Inc.	185,763	4,489,892
*Checkpoint Systems, Inc.	170,624	3,526,798
*China Information Technology, Inc.	60,839	273,776
*Chyron International Corp.	315	920
*Ciber, Inc.	323,204	1,473,810
*Cinedigm Digital Cinema Corp.	1,512	2,344
*Clearfield, Inc.	44,114	209,100
Cognex Corp.	225,498	7,067,107
*Cogo Group, Inc.	28,736	251,727
*Coherent, Inc.	137,066	7,339,884
Cohu, Inc.	155,049	2,316,432
*Comarco, Inc.	73,255	24,907
●#*Commerce One LLC	4,800	—
Communications Systems, Inc.	79,847	1,192,914
*Compellent Technologies, Inc.	47,238	1,309,910
*Computer Task Group, Inc.	178,083	2,106,722
*comScore, Inc.	144,673	3,466,365
Comtech Telecommunications Corp.	1,217	34,149
#*Comverge, Inc.	64,334	398,871
*Concurrent Computer Corp.	19,659	101,047
*Conexant Systems, Inc.	212,885	444,930
#*Constant Contact, Inc.	78,109	2,186,271
*CPI International, Inc.	43,966	852,940
*Cray, Inc.	211,652	1,582,099
#*CSG Systems International, Inc.	161,958	3,150,083
*CSP, Inc.	49,891	195,074
CTS Corp.	184,539	2,092,672
*CVD Equipment Corp.	31,867	256,529
*CyberOptics Corp.	56,931	543,122
#Daktronics, Inc.	201,918	3,083,288
*Data I/O Corp.	77,000	472,010
*Datalink Corp.	49,333	315,731
*Dataram Corp.	83,150	188,750
*Datawatch Corp.	18,488	62,305
DDi Corp.	89,119	1,003,926
*DealerTrack Holdings, Inc.	165,748	3,276,009
*Deltek, Inc.	104,656	744,104
#*DemandTec, Inc.	71,622	863,045
*DG FastChannel, Inc.	87,662	2,402,815
*Dice Holdings, Inc.	136,729	1,785,681
*Digi International, Inc.	238,516	2,525,884
*Digimarc Corp.	60,380	1,812,004
#*Digital Angel Corp.	39,154	15,662
*Diodes, Inc.	66,743	1,717,965
*Ditech Networks, Inc.	308,589	419,681
*Dot Hill Systems Corp.	415,566	1,163,585
*DSP Group, Inc.	238,823	1,788,784
*DTS, Inc.	171,283	7,676,904
*Dynamics Research Corp.	82,749	1,114,629

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Earthlink, Inc.	125,420	$1,069,833
*Easylink Services International Corp.	13,900	55,600
#*Ebix, Inc.	149,084	3,361,844
#*Echelon Corp.	317,269	2,887,148
*Echo Global Logistics, Inc.	419	4,869
*EDGAR Online, Inc.	80,827	102,650
*Edgewater Technology, Inc.	87,868	204,732
*Elecsys Corp.	31,697	144,538
Electro Rent Corp.	237,805	3,510,002
*Electro Scientific Industries, Inc.	94,573	1,576,532
*Electronics for Imaging, Inc.	179,581	2,690,123
Electro-Sensors, Inc.	3,450	15,698
*eLoyalty Corp.	106,080	730,891
#*EMCORE Corp.	457,634	631,535
*EMS Technologies, Inc.	150,692	2,762,184
*EndWave Corp.	25,522	58,190
*Entegris, Inc.	947,226	7,246,279
*Entorian Technologies, Inc.	37,101	146,549
#*Entropic Communications, Inc.	260,147	2,853,813
*Epicor Software Corp.	556,902	5,769,505
EPIQ Systems, Inc.	281,567	3,618,136
*ePlus, Inc.	55,622	1,437,272
*Euronet Worldwide, Inc.	16,171	295,768
*Evans & Sutherland Computer Corp.	9,539	8,871
#*Evergreen Solar, Inc.	3,000	6,750
Evolving Systems, Inc.	35,800	291,412
*Exar Corp.	394,225	2,530,924
*ExlService Holdings, Inc.	141,783	2,702,384
*Extreme Networks	433,594	1,422,188
*FalconStor Software, Inc.	518,507	1,879,588
*Faro Technologies, Inc.	135,458	4,107,087
#*Finisar Corp.	96,817	3,224,006
Forrester Research, Inc.	223,549	7,967,286
*Frequency Electronics, Inc.	74,860	528,512
*FSI International, Inc.	276,071	1,153,977
*Gerber Scientific, Inc.	213,677	1,630,356
*Giga-Tronics, Inc.	33,725	94,767
*GigOptix, Inc.	6,732	18,850
*Global Cash Access, Inc.	441,604	1,346,892
*Globalscape, Inc.	5,355	11,674
*Globecomm Systems, Inc.	88,254	834,883
*Glu Mobile, Inc.	500	1,575
*GSE Systems, Inc.	117,306	382,418
*GSI Technology, Inc.	120,085	1,104,782
*GTSI Corp.	87,165	409,676
*Guidance Software, Inc.	60,840	424,055
*Hackett Group, Inc.	399,420	1,393,976
*Harmonic, Inc.	799,403	6,746,961
#*Hauppauge Digital, Inc.	42,278	104,849
Heartland Payment Systems, Inc.	118,191	1,867,418
●*Here Media, Inc.	9,920	—
●*Here Media, Inc. Special Shares	9,920	—
*HSW International, Inc.	1,102	4,408
*Hutchinson Technology, Inc.	232,731	770,340
*Hypercom Corp.	539,100	4,819,554
*I.D. Systems, Inc.	3,495	15,168
*IEC Electronics Corp.	23,423	202,609
iGATE Corp.	521,424	8,029,930
#*iGo, Inc.	55,877	186,629
*Ikanos Communications, Inc.	64,641	77,569
*Imation Corp.	161,999	1,636,190

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Imergent, Inc.	104,426	$463,651
*Immersion Corp.	243,161	1,437,082
*Infinera Corp.	103,193	756,921
*InfoSpace, Inc.	300,820	2,460,708
*Innodata Isogen, Inc.	221,003	625,438
*Insight Enterprises, Inc.	398,956	5,553,468
*InsWeb Corp.	12,966	112,999
*Integral Systems, Inc.	184,311	2,246,751
*Integral Vision, Inc.	13,841	514
*Integrated Silicon Solution, Inc.	209,476	2,182,740
*Intellicheck Mobilisa, Inc.	25,737	33,715
*Interactive Intelligence, Inc.	146,489	4,794,585
*Intermec, Inc.	136,253	1,547,834
*Internap Network Services Corp.	240,431	1,752,742
● #*Internet Media Services, Inc.	10,929	—
*Interphase Corp.	9,505	18,725
*Intest Corp.	84,141	325,626
*Intevac, Inc.	164,964	2,268,255
*IntriCon Corp.	53,872	215,488
*Inuvo, Inc.	507	1,521
*INX, Inc.	43,500	313,200
*iPass, Inc.	374,162	579,951
*IPG Photonics Corp.	458,850	15,899,152
*Iteris, Inc.	52,380	91,665
*Ixia	386,516	6,079,897
*IXYS Corp.	313,471	3,551,626
*Jaco Electronics, Inc.	22,898	8,243
*Kemet Corp.	222,300	3,467,880
*Kenexa Corp.	110,795	2,297,888
*KEY Tronic Corp.	3,880	22,776
Keynote Systems, Inc.	113,450	1,977,434
#*KIT Digital, Inc.	81,762	1,126,680
*Knot, Inc. (The)	179,510	1,988,971
#*Kopin Corp.	670,044	2,720,379
*Kulicke & Soffa Industries, Inc.	288,755	2,815,361
*KVH Industries, Inc.	89,190	1,083,658
#*L-1 Identity Solutions, Inc.	785,607	9,372,292
*Lantronix, Inc.	45	153
*Lattice Semiconductor Corp.	1,022,362	6,369,315
*LeCroy Corp.	115,888	1,512,338
#*LightPath Technologies, Inc.	8,650	14,272
*Limelight Networks, Inc.	494,284	3,081,861
*Lionbridge Technologies, Inc.	229,902	882,824
*Liquidity Services, Inc.	125,125	1,785,534
Littlefuse, Inc.	200,242	10,268,410
*Logic Devices, Inc.	45,800	38,472
#*LogMeIn, Inc.	86,495	3,332,652
*LoJack Corp.	182,226	1,157,135
*LookSmart, Ltd.	2,693	4,820
*LoopNet, Inc.	321,495	3,301,754
*Loral Space & Communications, Inc.	161,771	12,047,086
*LTX-Credence Corp.	405,955	3,598,791
*Mace Security International, Inc.	123,447	50,613
*Magma Design Automation, Inc.	152,525	828,211
*Management Network Group, Inc.	21,645	55,411
*Manhattan Associates, Inc.	238,948	7,051,355
Marchex, Inc.	123,999	1,180,470
*Mastech Holdings, Inc.	308	1,247
*Mattson Technology, Inc.	131,434	300,984
Maximus, Inc.	41,955	2,846,647
*Maxwell Technologies, Inc.	93,269	1,678,842

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Measurement Specialties, Inc.	62,793	$1,691,643
#*Mechanical Technology, Inc.	273	180
*MEMSIC, Inc.	13,804	43,068
*Mercury Computer Systems, Inc.	195,393	3,689,020
Mesa Laboratories, Inc.	31,800	914,250
Methode Electronics, Inc.	216,462	2,558,581
#Micrel, Inc.	503,971	6,748,172
*MicroStrategy, Inc.	91	9,679
*Mindspeed Technologies, Inc.	148,058	1,039,367
*MIPS Technologies, Inc.	421,174	5,230,981
Mocon, Inc.	63,175	813,062
*ModusLink Global Solutions, Inc.	180,340	1,105,484
*MoneyGram International, Inc.	278,911	688,910
*Monolithic Power Systems, Inc.	283,490	4,158,798
*Monotype Imaging Holdings, Inc.	116,931	1,313,720
*MoSys, Inc.	137,072	795,018
#*Move, Inc.	1,380,603	3,106,357
*MRV Communications, Inc.	1,232,392	2,144,362
#MTS Systems Corp.	170,976	6,397,067
*Multi-Fineline Electronix, Inc.	170,001	4,913,029
*Nanometrics, Inc.	126,071	2,158,336
*NAPCO Security Technologies, Inc.	307,597	578,282
*NCI, Inc. Class A	49,905	1,048,005
*NETGEAR, Inc.	184,128	6,380,956
*NetList, Inc.	103,778	222,085
*NetScout Systems, Inc.	317,575	7,278,819
*Network Engines, Inc.	348,071	633,489
*Network Equipment Technologies, Inc.	156,223	771,742
*Newport Corp.	169,374	2,972,514
*Newtek Business Services, Inc.	243,027	454,460
NIC, Inc.	605,136	6,190,541
#*Novatel Wireless, Inc.	157,322	1,134,292
*NumereX Corp. Class A	74,300	686,532
*Occam Networks, Inc.	199,245	1,703,545
#*Oclaro, Inc.	129,335	1,795,170
*Omtool, Ltd.	30,770	92,310
*Online Resources Corp.	244,154	1,640,715
#*Onvia, Inc.	6,308	27,503
*Openwave Systems, Inc.	244,190	495,706
*Oplink Communications, Inc.	92,781	2,299,113
OPNET Technologies, Inc.	203,834	5,827,614
*Opnext, Inc.	212,332	394,938
OPTi, Inc.	118,200	265,950
Optical Cable Corp.	48,605	296,490
*Orbcomm, Inc.	120,266	359,595
*OSI Systems, Inc.	149,402	5,675,782
*Overland Storage, Inc.	40,733	82,688
*PAR Technology Corp.	132,150	798,186
Park Electrochemical Corp.	186,835	5,690,994
#*ParkerVision, Inc.	171,061	100,926
*PC Connection, Inc.	106,918	946,224
*PC Mall, Inc.	117,011	819,077
*PC-Tel, Inc.	184,240	1,335,740
*PDF Solutions, Inc.	76,324	441,916
*Perceptron, Inc.	36,426	195,608
*Perficient, Inc.	173,926	2,033,195
*Performance Technologies, Inc.	102,658	176,572
*Pericom Semiconductor Corp.	223,814	2,244,854
*Pervasive Software, Inc.	187,100	1,036,534
#*PFSweb, Inc.	24,219	82,829
#*Photronics, Inc.	390,426	2,572,907

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Pixelworks, Inc.	52,412	$176,104
*Planar Systems, Inc.	162,480	419,198
*PLX Technology, Inc.	109,394	351,702
*Powerwave Technologies, Inc.	858,986	2,997,861
*Presstek, Inc.	128,117	267,765
*PROS Holdings, Inc.	75,915	757,632
#Pulse Electronics Corp.	102,739	524,996
*QAD, Inc. Class A	124,823	1,070,981
*QAD, Inc. Class B	31,205	275,228
*Qualstar Corp.	90,434	174,538
#*Quantum Corp.	1,876,547	5,047,911
#*QuickLogic Corp.	258,309	1,495,609
*Radiant Systems, Inc.	217,855	3,975,854
*RadiSys Corp.	210,284	1,779,003
*RAE Systems, Inc.	17,957	30,886
*Rainmaker Systems, Inc.	1,126	1,610
*Ramtron International Corp.	232,136	624,446
*RealNetworks, Inc.	1,221,044	4,591,125
*Reis, Inc.	85,111	583,010
*Relm Wireless Corp.	37,546	71,337
Renaissance Learning, Inc.	291,558	3,093,430
*Research Frontiers, Inc.	6,000	39,180
RF Industries, Ltd.	21,767	157,158
*RF Monolithics, Inc.	83,600	127,072
Richardson Electronics, Ltd.	131,104	1,696,486
#*RightNow Technologies, Inc.	290,506	7,532,821
*Rimage Corp.	86,339	1,228,604
*Rofin-Sinar Technologies, Inc.	132,326	5,173,947
*Rogers Corp.	101,946	4,361,250
#*Rosetta Stone, Inc.	48,706	916,160
#*Rubicon Technology, Inc.	26,746	481,695
*Rudolph Technologies, Inc.	267,647	2,692,529
*S1 Corp.	564,366	3,634,517
*Saba Software, Inc.	127,747	831,633
*SAVVIS, Inc.	116,508	3,584,951
*ScanSource, Inc.	236,107	8,549,434
*Schmitt Industries, Inc.	17,800	70,043
*Scientific Learning Corp.	104,088	348,695
*SeaChange International, Inc.	264,386	2,189,116
*Selectica, Inc.	26,569	119,560
Servidyne, Inc.	20,344	53,301
*ShoreTel, Inc.	134,457	1,019,184
*Sigma Designs, Inc.	131,805	1,836,044
*Sigmatron International, Inc.	18,200	132,132
*Silicon Graphics International Corp.	117,858	1,169,151
*Silicon Image, Inc.	325,798	2,234,974
*Simulations Plus, Inc.	123,672	401,934
*Smart Modular Technologies (WWH), Inc.	256,634	1,734,846
*Smith Micro Software, Inc.	157,813	1,991,600
Soapstone Networks, Inc.	134,773	943
#*Sonic Foundry, Inc.	24,133	353,548
*Sonic Solutions, Inc.	114,415	1,668,743
*Sonus Networks, Inc.	639,828	1,759,527
#*Soundbite Communications, Inc.	1,608	4,567
*Sourcefire, Inc.	134,704	3,315,065
*Spark Networks, Inc.	37,163	112,604
*Spectrum Control, Inc.	116,095	1,539,420
*SRS Labs, Inc.	95,282	965,207
#Stamps.com, Inc.	164,369	2,090,774
*Standard Microsystems Corp.	211,838	5,094,704
*StarTek, Inc.	131,000	720,500

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*STEC, Inc.	446,325	$9,145,199
*SteelCloud, Inc.	9,300	1,054
#*Stratasys, Inc.	197,122	6,510,940
*Stream Global Services, Inc.	5,531	20,022
*Sunshine PCS Corp. Class A	8	262
*Super Micro Computer, Inc.	131,101	1,845,247
#*SuperMedia, Inc.	499	3,548
*Supertex, Inc.	127,305	2,916,558
*Support.com, Inc.	235,849	1,306,603
Sycamore Networks, Inc.	78,050	1,628,123
*Symmetricom, Inc.	449,992	2,794,450
*Synchronoss Technologies, Inc.	116,383	3,312,260
*Taitron Components, Inc.	9,373	12,513
*Take-Two Interactive Software, Inc.	92,319	1,151,680
Technical Communications Corp.	7,300	97,966
*TechTarget, Inc.	66,779	490,826
*TeleCommunication Systems, Inc.	326,415	1,335,037
Telular Corp.	25,094	176,411
#*Terremark Worldwide, Inc.	602,261	11,406,823
Tessco Technologies, Inc.	64,956	748,293
TheStreet.com, Inc.	236,080	720,044
*THQ, Inc.	276,246	1,604,989
*Tier Technologies, Inc.	169,900	983,721
*TII Network Technologies, Inc.	57,160	185,770
*TNS, Inc.	209,389	3,701,998
*Tollgrade Communications, Inc.	116,607	1,082,113
*Transact Technologies, Inc.	90,009	854,185
*Trans-Lux Corp.	7,545	1,547
*TranSwitch Corp.	39,152	84,177
#*Travelzoo, Inc.	131,842	6,196,574
*Trident Microsystems, Inc.	79,221	118,039
*Trio-Tech International	2,213	11,087
*Triquint Semiconductor, Inc.	395,905	5,210,110
*TSR, Inc.	60,552	299,732
*TTM Technologies, Inc.	279,640	4,446,276
#*Tyler Technologies, Inc.	364,519	7,563,769
#*Ultimate Software Group, Inc.	179,580	8,727,588
*Ultra Clean Holdings, Inc.	87,507	1,093,838
*Ultratech, Inc.	169,577	3,821,418
United Online, Inc.	721,582	5,101,585
#*Universal Display Corp.	307,402	10,402,484
*UTStarcom, Inc.	272,800	572,880
*Vertro, Inc.	519	2,657
*Viasystems Group, Inc.	31,604	639,349
*Vicon Industries, Inc.	45,650	219,120
*Video Display Corp.	85,637	325,421
#Virnetx Holding Corp.	205,164	2,585,066
*Virtusa Corp.	208,787	3,361,471
*Vocus, Inc.	115,190	2,986,877
#*Volterra Semiconductor Corp.	128,952	3,204,457
Wayside Technology Group, Inc.	30,941	374,386
*Web.com Group, Inc.	159,810	1,502,214
*WebMediaBrands, Inc.	267,844	391,052
*Websense, Inc.	48,479	928,858
*Westell Technologies, Inc.	435,126	1,348,891
*Winland Electronics, Inc.	20,500	16,810
*Wireless Ronin Technologies, Inc.	25,855	35,680
*Wireless Telecom Group, Inc.	225,386	234,401
*WPCS International, Inc.	14,426	38,517
*X-Rite, Inc.	19,833	88,455
*Zhone Technologies, Inc.	74,478	186,195

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Zix Corp.	52,611	$236,750
*Zoran Corp.	406,292	3,855,711
*Zygo Corp.	67,170	730,810

Total Information Technology		765,013,816

Materials — (4.3%)
A. Schulman, Inc.	271,343	5,793,173
*A.M. Castle & Co.	98,432	1,544,398
*AEP Industries, Inc.	66,061	1,829,229
#AMCOL International Corp.	263,102	7,872,012
*American Pacific Corp.	69,310	425,563
American Vanguard Corp.	112,118	929,458
*Arabian American Development Co.	8,272	37,224
Arch Chemicals, Inc.	218,955	7,934,929
Balchem Corp.	235,675	7,930,464
#Boise, Inc.	364,488	3,276,747
*Brush Engineered Materials, Inc.	91,892	3,214,382
Buckeye Technologies, Inc.	269,390	6,777,852
*Calgon Carbon Corp.	212,775	3,034,172
*Capital Gold Corp.	46,468	222,582
*Clearwater Paper Corp.	41,940	3,316,615
*Contango ORE, Inc.	1,592	15,124
*Continental Materials Corp.	14,518	323,461
*Core Molding Technologies, Inc.	48,931	300,436
Deltic Timber Corp.	123,009	7,379,310
*Detrex Corp.	10,200	63,495
*Ferro Corp.	290,221	4,475,208
Flamemaster Corp.	189	926
#*Flotek Industries, Inc.	32,845	231,229
Friedman Industries, Inc.	61,530	532,850
#*General Moly, Inc.	280,959	1,430,081
*General Steel Holdings, Inc.	5,921	15,158
#*Georgia Gulf Corp.	109,757	2,922,829
*Golden Minerals, Co.	56,230	1,102,108
Hawkins, Inc.	102,006	4,005,776
Haynes International, Inc.	48,673	2,371,349
*Headwaters, Inc.	247,572	1,302,229
*Horsehead Holding Corp.	158,353	2,012,667
Innophos Holdings, Inc.	115,072	3,816,938
*Innospec, Inc.	87,598	1,762,472
Kaiser Aluminum Corp.	122,311	5,835,458
*KapStone Paper & Packaging Corp.	204,791	3,487,591
KMG Chemicals, Inc.	43,504	740,873
Koppers Holdings, Inc.	86,574	3,331,368
Kronos Worldwide, Inc.	5,100	223,533
*Landec Corp.	255,738	1,600,920
Limoneira Co.	445	10,012
*LSB Industries, Inc.	103,501	3,117,450
*Material Sciences Corp.	138,299	1,008,200
#*Mercer International, Inc.	141,721	1,211,715
#*Mines Management, Inc.	33,421	101,600
*Mod-Pac Corp.	26,617	131,222
Myers Industries, Inc.	289,784	2,648,626
*Nanophase Technologies Corp.	1,441	1,974
Neenah Paper, Inc.	63,724	1,227,324
NL Industries, Inc.	234,486	3,130,388
*Northern Technologies International Corp.	38,414	580,051
Olympic Steel, Inc.	78,200	2,140,334
*Omnova Solutions, Inc.	192,425	1,352,748
P.H. Glatfelter Co.	406,348	4,888,366
*Penford Corp.	111,920	661,447

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*PolyOne Corp.	451,263	$5,934,108
Quaker Chemical Corp.	89,076	3,418,737
*RTI International Metals, Inc.	113,059	3,266,275
*Senomyx, Inc.	306,203	1,821,908
*Solitario Exploration & Royalty Corp.	2,939	10,286
*Spartech Corp.	278,743	2,327,504
#Stepan Co.	83,822	6,078,771
#*STR Holdings, Inc.	69,387	1,268,394
Synalloy Corp.	57,753	695,924
*U.S. Energy Corp.	71,870	435,532
#*U.S. Gold Corp.	518,342	3,317,389
*UFP Technologies, Inc.	11,800	202,488
*United States Lime & Minerals, Inc.	61,645	2,452,238
*Universal Stainless & Alloy Products, Inc.	55,174	1,765,568
*Verso Paper Corp.	6,475	30,238
Vulcan International Corp.	8,251	315,601
Wausau Paper Corp.	481,848	4,129,437
*Webco Industries, Inc.	3,750	433,594
*Williams Industries, Inc.	5,800	8,323
*Xerium Technologies, Inc.	955	18,861
*Zagg, Inc.	19,361	175,217
Zep, Inc.	84,870	1,533,601
#*Zoltek Cos., Inc.	270,879	3,028,427

Total Materials		168,302,067

Other — (0.0%)
●*Avigen, Inc. Escrow Shares	234,123	—
●*Big 4 Ranch, Inc.	35,000	—
●*Concord Camera Corp. Escrow Shares	49,560	—
●*DLB Oil & Gas, Inc. Escrow Shares	7,600	—
● *ePresence, Inc. Escrow Shares	191,500	—
● *EquiMed, Inc.	132	—
●*iGo, Inc. Escrow Shares	11,200	—
●*Landco Real Estate LLC	4,700	—
●*MAIR Holdings, Inc. Escrow Shares	151,940	—
●*Noel Group, Inc.	43,600	218
●*Petrocorp, Inc. Escrow Shares	37,100	2,226
●*Student Loan Corp. Escrow Shares	987	2,468
●*Voyager Learning Co. Escrow Shares	27,100	—

Total Other		4,912

Real Estate Investment Trusts — (0.1%)
#Sabra Healthcare REIT, Inc.	100,940	1,878,493

Telecommunication Services — (1.3%)
#Alaska Communications Systems Group, Inc.	363,506	3,344,255
*Arbinet Corp.	1,767	16,610
Atlantic Tele-Network, Inc.	65,513	2,446,911
*Cbeyond, Inc.	128,915	1,888,605
*Cincinnati Bell, Inc.	728,870	2,077,280
*Cogent Communications Group, Inc.	129,152	1,761,633
#Consolidated Communications Holdings, Inc.	159,583	2,832,598
*FiberTower Corp.	52,936	195,863
*General Communications, Inc. Class A	401,535	4,862,589
*Global Crossing, Ltd.	71,063	947,270
HickoryTech Corp.	136,674	1,379,041
*Hughes Communications, Inc.	55,847	3,407,784
IDT Corp. Class B	201,788	4,647,178
#*Iridium Communications, Inc.	112,467	863,747
*Lynch Interactive Corp.	1	1,711
*Neutral Tandem, Inc.	77,494	1,171,709

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
NTELOS Holdings Corp.	158,027	$3,185,824
*PAETEC Holding Corp.	485,592	1,918,088
*Premiere Global Services, Inc.	621,726	3,873,353
Shenandoah Telecommunications Co.	78,792	1,318,190
*SureWest Communications	127,967	1,402,518
USA Mobility, Inc.	105,655	1,804,587
*Vonage Holdings Corp.	592,388	1,943,033
Warwick Valley Telephone Co.	54,283	802,303
*Xeta Corp.	85,800	291,720

Total Telecommunication Services		48,384,400

Utilities — (1.4%)
*AMEN Properties, Inc.	123	55,350
#American States Water Co.	161,723	5,498,582
Artesian Resources Corp.	10,727	204,028
#*Cadiz, Inc.	26,158	308,926
California Water Service Group	83,155	3,035,158
Central Vermont Public Service Corp.	123,900	2,660,133
CH Energy Group, Inc.	128,634	6,252,899
Chesapeake Utilities Corp.	81,045	3,168,860
Connecticut Water Services, Inc.	85,434	2,090,570
Consolidated Water Co., Ltd.	2,303	25,195
Delta Natural Gas Co., Inc.	20,000	652,000
#Empire District Electric Co.	293,432	6,314,657
*Environmental Power Corp.	94,893	522
Gas Natural, Inc.	17,612	189,857
#Laclede Group, Inc.	87,979	3,343,202
MGE Energy, Inc.	196,967	8,016,557
Middlesex Water Co.	113,088	2,010,705
Otter Tail Corp.	108,661	2,463,345
Pennichuck Corp.	3,778	106,162
RGC Resources, Inc.	4,698	149,068
SJW Corp.	176,422	4,311,754
#Unitil Corp.	89,280	1,964,160
York Water Co.	42,636	719,269

Total Utilities		53,540,959

TOTAL COMMON STOCKS		3,430,840,231

RIGHTS/WARRANTS — (0.0%)
*Accuride Corp. Warrants 02/26/12	25,533	3,830
*Caliper Life Sciences, Inc. Warrants 08/10/11	112	65
●*Contra Pharmacopeia Contingent Value Rights	90,551	—
●*Emergent Biosolutions, Inc. Contingent Value Rights	10,785	—
●*Lantronix, Inc. Warrants	65	—
●Ligand Pharmaceuticals, Inc. Class B Contingent Value Rights	486,968	—
●*U.S. Concrete, Inc. Warrants A 08/31/17	15,030	—
●*U.S. Concrete, Inc. Warrants B 08/31/17	15,030	—
*Valley National Bancorp Warrants 06/30/15	974	2,786

TOTAL RIGHTS/WARRANTS		6,681

TEMPORARY CASH INVESTMENTS — (0.2%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	6,487,694	6,487,694

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (11.4%)
§@DFA Short Term Investment Fund	438,802,593	438,802,593

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†
	(000)
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $3,467,236 FNMA 6.000%, 10/01/39, valued at $2,685,489) to be repurchased at $2,607,287	$2,607	$2,607,271

TOTAL SECURITIES LENDING COLLATERAL		441,409,864

TOTAL INVESTMENTS — (100.0%) (Cost $3,289,091,651)##		$3,878,744,470

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$529,318,829	—	—	$529,318,829
Consumer Staples	151,543,522	—	—	151,543,522
Energy	164,253,628	$68,222	—	164,321,850
Financials	474,776,072	14,299	—	474,790,371
Health Care	431,338,766	223,634	—	431,562,400
Industrials	642,178,612	—	—	642,178,612
Information Technology	765,013,816	—	—	765,013,816
Materials	168,302,067	—	—	168,302,067
Other	—	4,912	—	4,912
Real Estate Investment Trusts	1,878,493	—	—	1,878,493
Telecommunication Services	48,384,400	—	—	48,384,400
Utilities	53,540,959	—	—	53,540,959
Rights/Warrants	6,681	—	—	6,681
Temporary Cash Investments	6,487,694	—	—	6,487,694
Securities Lending Collateral	—	441,409,864	—	441,409,864

TOTAL	$3,437,023,539	$441,720,931	—	$3,878,744,470

See accompanying Notes to Schedules of Investments.

DFA REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value†
COMMON STOCKS — (82.3%)
Real Estate Investment Trusts — (82.3%)
Acadia Realty Trust	368,346	$6,807,034
#Agree Realty Corp.	83,014	1,930,076
Alexander’s, Inc.	48,795	19,746,849
#Alexandria Real Estate Equities, Inc.	461,058	35,519,908
#AMB Property Corp.	1,439,681	48,301,298
#American Campus Communites, Inc.	561,680	18,164,731
#Apartment Investment & Management Co. Class A	1,070,880	27,371,693
*Ashford Hospitality Trust	399,694	3,897,017
Associated Estates Realty Corp.	246,117	3,644,993
#AvalonBay Communities, Inc.	778,009	90,194,583
#BioMed Realty Trust, Inc.	1,091,810	19,488,809
#Boston Properties, Inc.	1,282,000	120,982,340
Brandywine Realty Trust	1,222,374	14,179,538
BRE Properties, Inc. Class A	551,733	24,634,878
#Camden Property Trust	616,784	34,188,337
#CBL & Associates Properties, Inc.	1,200,256	20,476,367
Cedar Shopping Centers, Inc.	495,465	2,997,563
Cogdell Spencer, Inc.	387,669	2,345,397
#Colonial Properties Trust	630,490	12,099,103
CommonWealth REIT	612,686	16,340,336
#Corporate Office Properties Trust	547,500	20,011,125
Cousins Properties, Inc.	789,728	6,728,483
#DCT Industrial Trust, Inc.	1,939,648	10,745,650
#Developers Diversified Realty Corp.	1,945,090	26,453,224
#*DiamondRock Hospitality Co.	1,306,599	15,849,046
#Digital Realty Trust, Inc.	773,347	42,070,077
#Douglas Emmett, Inc.	1,017,007	18,743,439
Duke Realty Corp.	2,155,660	29,532,542
#DuPont Fabros Technology, Inc.	509,489	11,677,488
EastGroup Properties, Inc.	247,004	10,766,904
Education Realty Trust, Inc.	444,462	3,466,804
#Entertainment Properties Trust	398,314	18,334,393
Equity Lifestyle Properties, Inc.	267,964	15,241,792
#Equity One, Inc.	381,904	7,122,510
#Equity Residential	2,602,656	141,037,929
#Essex Property Trust, Inc.	276,971	32,128,636
Extra Space Storage, Inc.	761,021	14,634,434
#Federal Realty Investment Trust	562,878	45,272,278
*FelCor Lodging Trust, Inc.	813,183	5,716,677
#*First Industrial Realty Trust, Inc.	525,120	5,366,726
#First Potomac Realty Trust	318,580	5,129,138
Franklin Street Properties Corp.	132,603	1,987,719
*General Growth Properties, Inc.	1,920,688	28,445,389
Glimcher Realty Trust	713,703	6,287,723
HCP, Inc.	2,801,005	103,889,275
#Health Care REIT, Inc.	1,166,673	57,260,311
#Healthcare Realty Trust, Inc.	583,814	12,260,094
#Hersha Hospitality Trust	901,921	5,943,659
#Highwood Properties, Inc.	655,670	21,486,306
*HMG Courtland Properties, Inc.	2,600	13,442
#Home Properties, Inc.	335,680	18,690,662
#Hospitality Properties Trust	1,129,465	28,089,795
#Host Marriott Corp.	6,093,286	112,786,724
#Inland Real Estate Corp.	717,146	6,655,115
#Kilroy Realty Corp.	440,802	16,812,188
Kimco Realty Corp.	3,714,442	67,194,256
Kite Realty Group Trust	556,940	2,940,643
#Lasalle Hotel Properties	624,626	17,345,864

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value†
Real Estate Investment Trusts — (Continued)
#Lexington Realty Trust	1,047,444	$8,871,851
#Liberty Property Trust	1,044,979	36,333,920
Macerich Co. (The)	1,112,431	54,130,892
Mack-Cali Realty Corp.	727,684	25,483,494
Medical Properties Trust, Inc.	947,561	10,404,220
#*MHI Hospitality Corp.	78,466	228,336
#Mid-America Apartment Communities, Inc.	284,330	18,126,038
Mission West Properties, Inc.	183,606	1,259,537
Monmouth Real Estate Investment Corp. Class A	248,342	2,043,855
#*MPG Office Trust, Inc.	374,308	1,377,453
#National Retail Properties, Inc.	763,832	18,981,225
Nationwide Health Properties, Inc.	1,102,624	41,403,531
Omega Healthcare Investors, Inc.	839,612	18,706,555
#One Liberty Properties, Inc.	85,688	1,386,432
Parkway Properties, Inc.	201,129	3,399,080
#Pennsylvania REIT	448,526	6,126,865
#Piedmont Office Realty Trust, Inc.	379,930	7,515,015
#Post Properties, Inc.	446,316	16,527,081
#ProLogis	4,811,917	71,793,802
PS Business Parks, Inc.	180,182	10,488,394
#Public Storage REIT	1,324,670	144,362,537
Ramco-Gershenson Properties Trust	286,897	3,689,495
#Realty Income Corp.	982,058	34,332,748
#Regency Centers Corp.	749,077	32,292,709
*Roberts Realty Investors, Inc.	47,739	81,156
Sabra Healthcare REIT, Inc.	109,562	2,038,949
Saul Centers, Inc.	133,622	6,327,002
Senior Housing Properties Trust	1,166,432	26,151,405
#Simon Property Group, Inc.	2,680,150	271,901,218
#SL Green Realty Corp.	716,070	52,101,253
Sovran Self Storage, Inc.	247,528	9,514,976
*Strategic Hotel Capital, Inc.	1,037,665	5,717,534
#Sun Communities, Inc.	161,802	5,358,882
*Sunstone Hotel Investors, Inc.	909,025	9,281,145
*Supertel Hospitality, Inc.	175,177	294,297
#Tanger Factory Outlet Centers, Inc.	740,796	19,342,184
Taubman Centers, Inc.	501,718	26,264,937
#UDR, Inc.	1,552,746	36,458,476
UMH Properties, Inc.	102,157	1,065,498
Universal Health Realty Income Trust	107,170	3,895,630
Urstadt Biddle Properties, Inc.	76,760	1,245,815
Urstadt Biddle Properties, Inc. Class A	174,151	3,380,271
U-Store-It Trust	746,176	7,208,060
#Ventas, Inc.	1,441,328	79,936,051
Vornado Realty Trust	1,508,390	132,874,075
#Washington REIT	570,992	17,518,035
#Weingarten Realty Investors	1,049,531	25,734,500
Winthrop Realty Trust	192,704	2,370,259

TOTAL COMMON STOCKS		2,832,755,983

TEMPORARY CASH INVESTMENTS — (0.4%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	12,871,599	12,871,599

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares/ Face Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (17.3%)
§@DFA Short Term Investment Fund	593,612,333	$593,612,333
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $10,434,202 FNMA 5.000%, 10/01/20, valued at $3,632,931) to be repurchased at $3,527,139	$3,527	3,527,117

TOTAL SECURITIES LENDING COLLATERAL		597,139,450

TOTAL INVESTMENTS — (100.0%) (Cost $2,838,025,166)##		$3,442,767,032

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate Investment Trusts	$2,832,755,983	—	—	$2,832,755,983
Temporary Cash Investments	12,871,599	—	—	12,871,599
Securities Lending Collateral	—	$597,139,450	—	597,139,450

TOTAL	$2,845,627,582	$597,139,450	—	$3,442,767,032

See accompanying Notes to Schedules of Investments.

LARGE CAP INTERNATIONAL PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value††
COMMON STOCKS — (87.7%)
AUSTRALIA — (6.5%)
AGL Energy, Ltd.	64,929	$965,493
Alumina, Ltd.	317,263	760,284
Amcor, Ltd.	157,206	1,080,225
Amcor, Ltd. Sponsored ADR	1,068	29,370
#AMP, Ltd.	271,869	1,453,434
*Aquarius Platinum, Ltd.	45,858	255,664
#*Aquila Resources, Ltd.	14,377	132,176
Aristocrat Leisure, Ltd.	37,760	111,974
*Asciano Group, Ltd.	382,191	614,274
ASX, Ltd.	23,381	872,761
Australia & New Zealand Banking Group, Ltd.	360,926	8,553,856
AXA Asia Pacific Holdings, Ltd.	123,474	792,815
#Bank of Queensland, Ltd.	26,760	264,124
#Bendigo Bank, Ltd.	41,151	402,110
#BHP Billiton, Ltd.	294,474	13,100,765
#BHP Billiton, Ltd. Sponsored ADR	88,687	7,895,804
Billabong International, Ltd.	22,581	183,421
BlueScope Steel, Ltd.	226,454	482,190
#Boral, Ltd.	96,811	465,338
Brambles, Ltd.	207,302	1,487,714
Caltex Australia, Ltd.	21,604	289,804
Campbell Brothers, Ltd.	2,765	108,379
Challenger Financial Services Group, Ltd.	30,689	140,643
Coca-Cola Amatil, Ltd.	77,202	864,917
Cochlear, Ltd.	8,260	635,383
Commonwealth Bank of Australia NL	209,218	10,978,902
Computershare, Ltd.	65,050	655,072
Consolidated Media Holdings, Ltd.	28,238	83,637
Crown, Ltd.	72,744	624,556
CSL, Ltd.	81,886	3,046,449
CSR, Ltd.	174,416	280,199
David Jones, Ltd.	65,645	310,401
Downer EDI, Ltd.	10,530	40,502
Energy Resources of Australia, Ltd.	9,430	94,536
#Fairfax Media, Ltd.	301,486	406,181
#Flight Centre, Ltd.	4,400	103,137
*Fortescue Metals Group, Ltd.	189,041	1,209,097
Foster’s Group, Ltd.	275,027	1,551,183
Goodman Fielder, Ltd.	203,029	255,259
Harvey Norman Holdings, Ltd.	70,202	210,999
*Iluka Resources, Ltd.	51,854	440,702
Incitec Pivot, Ltd.	233,483	1,005,465
Insurance Australia Group, Ltd.	269,371	1,027,396
*James Hardie Industries SE Sponsored ADR	500	15,570
#JB Hi-Fi, Ltd.	10,471	192,767
#Leighton Holdings, Ltd.	20,250	638,135
Lend Lease Group NL	68,805	606,777
Macarthur Coal, Ltd.	17,083	213,098
Macquarie Group, Ltd.	44,561	1,812,825
MAP Group, Ltd.	61,718	184,269
Metcash, Ltd.	112,673	472,582
Mirvac Group	228,204	282,911
National Australia Bank, Ltd.	299,123	7,380,774
New Hope Corp., Ltd.	9,661	47,197
Newcrest Mining, Ltd.	109,319	4,048,998
Oil Search, Ltd.	145,421	966,252
OneSteel, Ltd.	177,968	485,154
Orica, Ltd.	46,434	1,175,425

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Origin Energy, Ltd.	122,637	$2,011,416
OZ Minerals, Ltd.	439,808	718,770
#*Paladin Energy, Ltd.	89,056	436,044
#Platinum Asset Mangement, Ltd.	18,543	88,494
#Primary Health Care, Ltd.	51,678	190,543
*Qantas Airways, Ltd.	154,865	371,762
QBE Insurance Group, Ltd.	150,687	2,635,089
Ramsay Health Care, Ltd.	18,451	314,694
Reece Australia, Ltd.	7,833	172,120
#Rio Tinto, Ltd.	62,477	5,258,929
Santos, Ltd.	121,944	1,646,747
Seek, Ltd.	33,676	224,404
Sims Metal Management, Ltd.	23,010	444,542
Sonic Healthcare, Ltd.	48,211	573,699
SP Ausnet, Ltd.	188,840	165,833
Suncorp Group, Ltd.	159,845	1,377,387
TABCorp. Holdings, Ltd.	82,147	570,685
Tatts Group, Ltd.	121,703	301,071
Telstra Corp., Ltd.	611,364	1,710,437
Toll Holdings, Ltd.	92,448	542,866
Transurban Group, Ltd.	179,475	930,528
UGL, Ltd.	25,177	379,722
Washington H. Soul Pattinson & Co., Ltd.	14,171	175,169
Wesfarmers, Ltd. (6948836)	139,072	4,733,059
Wesfarmers, Ltd. (B291502)	19,314	665,608
#Westpac Banking Corp.	311,382	7,162,261
#Westpac Banking Corp. Sponsored ADR	18,701	2,141,077
*Whitehaven Coal, Ltd.	16,990	119,181
Woodside Petroleum, Ltd.	89,690	3,733,345
Woolworths, Ltd.	174,219	4,635,098
WorleyParsons, Ltd.	25,032	692,458

TOTAL AUSTRALIA		127,912,363

AUSTRIA — (0.2%)
Andritz AG	2,304	196,497
Erste Group Bank AG	27,531	1,375,517
#EVN AG	626	10,527
OMV AG	20,752	919,463
#Raiffeisen Bank International AG	7,534	442,951
Telekom Austria AG	39,391	542,222
Telekom Austria AG ADR	2,400	66,072
#Verbund AG	10,202	407,989
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,884	265,133
Voestalpine AG	17,501	785,142

TOTAL AUSTRIA		5,011,513

BELGIUM — (0.7%)
*Ageas SA	341,556	967,801
Anheuser-Busch InBev NV	85,270	4,704,956
Anheuser-Busch InBev NV Sponsored ADR	21,897	1,211,123
Bekaert SA	4,074	407,750
Belgacom SA	20,072	720,886
Colruyt SA	9,985	510,468
Delhaize Group SA	4,608	362,631
Delhaize Group SA Sponsored ADR	10,806	857,996
#*Dexia SA	61,606	257,354
*KBC Groep NV	21,997	880,588
Mobistar SA	3,728	232,653
#Solvay SA	7,885	823,761
Telenet Group Holding NV	6,395	251,619
#UCB SA	11,900	425,826

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
BELGIUM — (Continued)
Umicore SA	17,202	$881,538

TOTAL BELGIUM		13,496,950

CANADA — (8.8%)
#Agnico-Eagle Mines, Ltd.	20,450	1,399,753
Agrium, Inc.	21,600	1,908,376
Alimentation Couche-Taro, Inc. Class B	14,900	397,740
Astral Media, Inc. Class A	6,100	243,854
ATCO, Ltd.	4,600	269,197
#Bank of Montreal	79,916	4,611,321
#Bank of Nova Scotia	143,627	8,098,248
Barrick Gold Corp.	134,300	6,366,626
#BCE, Inc.	33,950	1,233,097
Bombardier, Inc. Class B	200,700	1,142,448
#Brookfield Asset Management, Inc. Class A	57,574	1,880,132
Brookfield Properties Corp.	20,137	353,330
CAE, Inc.	39,436	501,343
Cameco Corp.	57,604	2,387,918
#Canadian Imperial Bank of Commerce	56,579	4,309,463
Canadian National Railway Co.	61,480	4,168,250
Canadian National Resources, Ltd.	152,300	6,791,027
Canadian Pacific Railway, Ltd.	21,400	1,435,500
#Canadian Tire Corp. Class A	10,200	634,603
Canadian Utilities, Ltd. Class A	11,100	589,835
#Cenovus Energy, Inc.	100,562	3,474,754
Centerra Gold, Inc.	16,300	261,588
*CGI Group, Inc.	36,000	692,425
#CI Financial Corp.	23,805	509,929
#Crescent Point Energy Corp.	32,374	1,430,618
Eldorado Gold Corp.	67,000	1,076,577
#Emera, Inc.	4,303	138,370
Empire Co., Ltd. Class A	2,600	135,407
#Enbridge, Inc	50,790	2,944,892
#Encana Corp.	102,279	3,296,094
Ensign Energy Services, Inc.	13,500	218,540
*Equinox Minerals, Ltd.	73,826	440,884
Fairfax Financial Holdings, Ltd.	2,600	991,861
Finning International, Inc.	22,100	643,126
#First Quantum Minerals, Ltd.	10,200	1,180,077
#Fortis, Inc.	26,507	913,259
Franco-Nevada Corp.	13,725	381,452
George Weston, Ltd.	6,700	474,323
#*Gildan Activewear, Inc.	16,400	482,001
Goldcorp, Inc.	105,320	4,227,104
#Great-West Lifeco, Inc.	38,000	984,391
#Husky Energy, Inc.	33,800	911,370
IAMGOLD Corp.	57,600	1,095,225
#IESI-BFC, Ltd.	12,700	301,852
#IGM Financial, Inc.	16,400	696,224
#Imperial Oil, Ltd.	42,827	1,909,648
Industrial Alliance Insurance & Financial Services, Inc.	11,000	403,705
#Inmet Mining Corp.	5,600	417,476
Intact Financial Corp.	15,300	770,844
#*Ivanhoe Mines, Ltd.	46,919	1,303,058
Jean Coutu Group (PJC), Inc. Class A (The)	16,500	154,561
#*Kinross Gold Corp.	135,379	2,249,669
#Loblaw Cos., Ltd.	13,600	531,451
#*Lundin Mining Corp.	48,900	350,140
#Magna International, Inc.	38,160	2,228,207
#Manitoba Telecom Services, Inc.	2,400	73,988
#Manulife Financial Corp.	247,271	4,309,062

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
#Metro, Inc. Class A	12,400	$535,577
#National Bank of Canada	22,600	1,575,579
*New Gold, Inc.	62,000	496,570
Nexen, Inc.	66,522	1,670,773
Niko Resources, Ltd.	5,400	525,790
#*Novagold Resources, Inc.	15,200	202,495
Onex Corp.	11,800	379,448
#*Open Text Corp.	6,300	311,052
*Osisko Mining Corp.	34,502	458,602
Pacific Rubiales Energy Corp.	29,419	1,015,350
#Pan Amer Silver Corp.	15,300	501,011
Pembina Pipeline Corp.	19,112	423,333
#PetroBakken Energy, Ltd.	9,300	199,123
*Petrobank Energy & Resources, Ltd.	11,900	279,273
*Petrominerales, Ltd.	7,309	284,959
Potash Corp. of Saskatchewan, Inc.	42,600	7,547,051
*Quadra FNX Mining, Ltd.	24,300	327,608
*Research In Motion, Ltd.	62,890	3,704,880
#Ritchie Brothers Auctioneers, Inc.	15,800	394,467
#Rogers Communications, Inc. Class B	60,100	2,098,864
#Royal Bank of Canada	197,437	10,584,130
#Saputo, Inc.	18,000	751,386
Sears Canada, Inc.	12,105	236,575
*SEMAFO, Inc.	26,800	272,991
#Shaw Communictions, Inc. Class B	47,300	998,574
#Shoppers Drug Mart Corp.	32,000	1,177,930
*Silver Wheaton Corp.	42,877	1,322,685
#*Sino-Forest Corp.	36,600	796,073
SNC-Lavalin Group, Inc.	18,400	1,078,073
#Sun Life Financial, Inc.	81,970	2,579,393
Suncor Energy, Inc.	218,807	9,059,508
Talisman Energy, Inc.	140,700	3,223,307
Teck Resources, Ltd. Class B	68,934	4,175,211
Telus Corp.	7,317	362,799
Telus Corp. Non-Voting	21,490	1,023,476
#Thomson Reuters Corp.	54,050	2,159,085
Tim Hortons, Inc.	25,200	1,031,304
*TMX Group, Inc.	8,000	304,549
#Toronto Dominion Bank	123,084	9,213,938
#TransAlta Corp.	28,300	584,455
#TransCanada Corp.	91,330	3,333,611
#Trican Well Service, Ltd.	12,800	280,453
#*Valeant Pharmaceuticals International, Inc.	32,200	1,173,394
#Vermilion Energy, Inc.	6,720	317,830
*Viterra, Inc.	47,740	557,805
#Yamana Gold, Inc.	106,344	1,196,881
#Yellow Media, Inc.	47,600	291,395

TOTAL CANADA		172,344,829

DENMARK — (0.9%)
A.P. Moller - Maersk A.S.	187	1,821,590
Carlsberg A.S. Series B	15,819	1,572,706
Coloplast A.S.	3,540	514,703
Danisco A.S.	6,350	771,758
*Danske Bank A.S.	61,837	1,658,322
#DSV A.S.	26,800	559,820
FLSmidth & Co. A.S.	6,800	584,315
#H. Lundbeck A.S.	17,119	355,394
*Jyske Bank A.S.	8,711	391,569
Novo-Nordisk A.S. Series B	34,726	3,909,796
Novo-Nordisk A.S. Sponsored ADR	26,531	3,001,452

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
DENMARK — (Continued)
Novozymes A.S. Series B	7,138	$989,242
Rockwool International A.S.	1,000	117,823
#*Topdanmark A.S.	1,934	279,327
Trygvesta A.S.	3,500	190,128
#*Vestas Wind Systems A.S.	26,458	907,640
*William Demant Holding A.S.	3,260	261,099

TOTAL DENMARK		17,886,684

FINLAND — (0.9%)
Elisa Oyj	17,663	388,721
Fortum Oyj	63,897	1,966,164
Kesko Oyj	6,900	331,580
Kone Oyj Series B	23,998	1,307,769
Metso Corp. Oyj	18,718	999,520
Neste Oil Oyj	16,387	309,479
Nokia Oyj	306,114	3,265,176
#Nokia Oyj Sponsored ADR	217,800	2,330,460
Nokian Renkaat Oyj	12,626	455,083
Outokumpu Oyj	15,281	284,640
Pohjola Bank P.L.C.	16,983	226,497
#*Rautaruukki Oyj Series K	11,482	286,546
Sampo Oyj	57,979	1,709,455
Sanoma Oyj	11,666	272,750
Stora Enso Oyj Series R	76,206	906,517
Stora Enso Oyj Sponsored ADR	12,000	143,040
UPM-Kymmene Oyj	63,745	1,312,404
UPM-Kymmene Oyj Sponsored ADR	13,000	266,630
Wartsila Corp. Oyj Series B	10,076	778,580

TOTAL FINLAND		17,541,011

FRANCE — (7.7%)
Accor SA	21,249	970,802
Aeroports de Paris SA	4,190	351,986
*Air France-KLM SA	17,200	314,014
Air Liquide SA	38,545	4,808,627
*Alcatel-Lucent SA	149,849	499,361
#*Alcatel-Lucent SA Sponsored ADR	128,100	424,011
#Alstom SA	27,933	1,558,921
Arkema SA	4,657	323,854
*Atos Origin SA	5,002	278,295
AXA SA	151,471	3,205,697
AXA SA Sponsored ADR	77,200	1,639,728
bioMerieux SA	1,600	174,431
BNP Paribas SA	126,565	9,446,630
Bouygues SA	30,658	1,423,389
Bureau Veritas SA	7,256	526,088
Capgemini SA	18,449	928,130
Carrefour SA	88,403	4,321,868
Casino Guichard Perrachon SA	7,129	696,135
Christian Dior SA	8,805	1,208,434
Cie de Saint-Gobain SA	54,252	3,129,514
*Cie Generale de Geophysique - Veritas SA	7,320	221,726
*Cie Generale de Geophysique - Veritas Sponsored ADR	16,707	508,728
Cie Generale des Establissements Michelin SA Series B	24,437	1,778,410
Cie Generale D’Optique Essilor Intenational SA	29,790	1,991,687
Ciments Francais SA	1,006	89,405
CNP Assurances SA	18,736	413,716
Credit Agricole SA	137,715	2,032,333
#Danone SA	76,172	4,579,508
Dassault Systemes SA	7,901	620,364
*Edenred SA	21,249	507,237

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
#EDF Energies Nouvelles SA	2,889	$124,898
Eiffage SA	4,864	249,939
Electricite de France SA	35,367	1,557,919
Eramet SA	676	240,115
*Euler Hermes SA	1,874	172,416
*European Aeronautic Defence & Space Co. SA	58,032	1,673,330
Eutelsat Communications SA	12,391	451,983
France Telecom SA	218,281	4,760,740
#France Telecom SA Sponsored ADR	46,387	1,018,195
GDF Suez SA (B0C2CQ3)	169,072	6,696,925
*GDF Suez SA (B3B9KQ2)	11,445	16
Gemalto NV	11,817	596,993
#Groupe Danone SA	13,800	165,876
Groupe Eurotunnel SA	79,333	770,861
#Hermes International SA	7,582	1,526,970
#Iliad SA	2,602	276,517
Imerys SA	4,857	319,904
Ipsen SA	2,070	72,205
*JCDecaux SA	9,323	297,975
Lafarge SA	27,677	1,642,576
Lafarge SA Sponsored ADR	1,800	26,820
Lagardere SCA	15,045	668,793
Legrand SA	17,844	718,419
L’Oreal SA	32,559	3,776,899
LVMH Moet Hennessy Louis Vuitton SA	36,629	5,715,899
M6 Metropole Television SA	10,023	244,504
*Natixis SA	127,740	678,334
#Neopost SA	3,791	342,952
#*PagesJaunes Groupe SA	14,300	146,664
Pernod-Ricard SA	27,845	2,648,305
*Peugeot SA	21,994	919,654
PPR SA	10,775	1,718,930
Publicis Groupe SA	13,738	706,711
#Publicis Groupe SA ADR	3,400	87,652
*Renault SA	27,196	1,777,822
*Rexel SA	9,743	219,228
*Sa des Ciments Vicat SA	1,981	150,685
Safran SA	26,886	971,376
Sanofi-Aventis SA	104,729	7,157,466
Sanofi-Aventis SA ADR	100,912	3,472,382
Schneider Electric SA	32,982	5,135,087
SCOR SE	25,259	698,943
SEB SA	1,959	194,453
SES SA	38,255	921,386
Societe BIC SA	2,735	234,966
Societe Generale Paris SA	85,895	5,548,226
Societe Television Francaise 1 SA	17,323	336,040
Sodexo SA	13,499	928,179
STMicroelectronics NV	94,013	1,137,134
Suez Environnement SA	39,060	806,762
Technip SA	10,734	1,042,802
#Technip SA ADR	3,600	351,000
Thales SA	11,749	436,489
Total SA	158,309	9,263,659
#Total SA Sponsored ADR	137,800	8,098,506
*Valeo SA	8,095	474,501
Vallourec SA	16,392	1,781,501
Veolia Environnement SA	30,580	956,553
#Veolia Environnement SA ADR	20,900	656,260
Vinci SA	65,215	3,765,352
Vivendi SA	164,644	4,706,703

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Zodiac Aerospace SA	5,909	$440,490

TOTAL FRANCE		151,653,869

GERMANY — (6.4%)
Adidas-Salomon AG	28,123	1,750,160
#Aixtron AG Sponsored ADR	9,900	410,850
Allianz SE	35,220	4,906,456
Allianz SE Sponsored ADR	250,286	3,493,993
Axel Springer AG	1,702	270,338
BASF SE	116,835	9,032,852
BASF SE Sponsored ADR	8,200	633,860
Bayer AG	79,304	5,862,287
Bayer AG Sponsored ADR	34,500	2,552,310
Bayerische Motoren Werke AG	48,209	3,699,902
Beiersdorf AG	12,310	675,682
Bilfinger Berger SE	4,244	375,434
*Celesio AG	10,564	266,803
#*Commerzbank AG	86,749	666,541
*Continental AG	4,797	377,843
*Daimler AG	128,352	9,420,634
#Deutsche Bank AG	125,817	7,366,585
Deutsche Boerse AG	26,194	1,997,500
*Deutsche Lufthansa AG	27,987	588,045
Deutsche Post AG	112,907	2,073,793
Deutsche Telekom AG	311,907	4,169,611
Deutsche Telekom AG Sponsored ADR	95,900	1,277,388
*E.ON AG	191,315	6,397,097
E.ON AG Sponsored ADR	53,950	1,802,470
Fielmann AG	985	89,669
Fraport AG	4,355	307,214
#Fresenius Medical Care AG & Co KGaA ADR	7,100	415,776
#Fresenius Medical Care AG & Co. KGaA	19,029	1,112,324
Fresenius SE	15,521	1,355,848
GEA Group AG	25,152	718,718
Generali Deutschland Holding AG	2,101	261,437
Hannover Rueckversicherung AG	6,506	363,870
Heidelberger Zement AG	18,434	1,214,103
Henkel AG & Co. KGaA	15,258	785,371
Hochtief AG	7,242	640,948
*Infineon Technologies AG	143,530	1,536,006
#K&S AG	20,511	1,517,267
Lanxess AG	11,211	814,423
Linde AG	22,556	3,293,240
MAN SE	14,480	1,685,496
*Merck KGaA	8,534	730,917
Metro AG	17,956	1,266,250
MTU Aero Engines Holding AG	4,170	295,638
Munchener Rueckversicherungs-Gesellschaft AG	25,166	3,944,950
Porsche Automobil Holding SE	11,011	1,027,594
Puma AG Rudolf Dassler Sport	790	243,838
#*QIAGEN NV	30,810	565,197
Rhoen-Klinikum AG	11,667	272,698
RWE AG	56,695	4,102,147
Salzgitter AG	6,021	489,409
SAP AG	76,884	4,457,423
SAP AG Sponsored ADR	43,150	2,498,385
#Siemens AG	45,591	5,860,077
Siemens AG Sponsored ADR	67,650	8,686,936
#SMA Solar Technology AG	791	79,037
Software AG	3,120	494,031
Suedzucker AG	7,095	189,417

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
#ThyssenKrupp AG	47,738	$1,940,762
Tognum AG	9,017	227,244
United Internet AG	17,308	286,835
#Volkswagen AG	3,708	564,106
Wacker Chemie AG	1,969	357,114

TOTAL GERMANY		124,760,149

GREECE — (0.2%)
#*Alpha Bank A.E.	63,735	373,913
Bank of Cyprus Public Co., Ltd. S.A.	55,887	236,614
Coca-Cola Hellenic Bottling Co. S.A.	28,757	846,207
*EFG Eurobank Ergasias S.A.	41,007	240,607
Hellenic Petroleum S.A.	15,660	149,173
Hellenic Telecommunication Organization Co. S.A.	23,417	241,635
Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	18,800	94,752
*National Bank of Greece S.A.	89,697	871,243
National Bank of Greece S.A. ADR	143,013	273,155
OPAP S.A.	31,172	629,269
Public Power Corp. S.A.	11,935	194,811

TOTAL GREECE		4,151,379

HONG KONG — (2.1%)
AAC Acoustic Technologies Holdings, Inc.	118,000	322,171
ASM Pacific Technology, Ltd.	28,100	335,095
Bank of East Asia, Ltd.	195,644	854,093
BOC Hong Kong Holdings, Ltd.	536,500	1,734,735
Brightoil Petroleum Holdings, Ltd.	333,000	206,000
Cafe de Coral Holdings, Ltd.	20,000	47,950
Cathay Pacific Airways, Ltd.	174,000	441,448
Cheung Kong Holdings, Ltd.	198,600	3,297,885
Cheung Kong Infrastructure Holdings, Ltd.	50,000	236,815
*China Resources Cement Holdings, Ltd.	4,000	3,036
CLP Holdings, Ltd.	275,400	2,233,518
*Dah Chong Hong Holdings, Ltd.	87,000	82,728
Dah Sing Financial Holdings, Ltd.	17,200	120,734
Esprit Holdings, Ltd.	156,980	746,384
First Pacific Co., Ltd.	242,400	210,060
*Foxconn International Holdings, Ltd.	318,000	226,109
#*Galaxy Entertainment Group, Ltd.	66,000	102,057
#*Genting Hong Kong, Ltd.	18,000	8,317
Great Eagle Holdings, Ltd.	27,337	91,684
Hang Lung Group, Ltd.	113,000	709,372
Hang Lung Properties, Ltd.	359,000	1,576,531
Hang Seng Bank, Ltd.	106,800	1,766,834
Henderson Land Development Co., Ltd.	148,527	1,035,428
Hong Kong & China Gas Co., Ltd.	601,867	1,366,075
Hong Kong & Shanghai Hotels, Ltd.	69,025	121,258
Hong Kong Electric Holdings, Ltd.	201,207	1,273,078
Hong Kong Exchanges & Clearing, Ltd.	144,300	3,330,498
Hopewell Holdings, Ltd.	83,000	269,795
Hutchison Whampoa, Ltd.	294,500	3,452,214
Hysan Development Co., Ltd.	57,691	275,207
Johnson Electric Holdings, Ltd.	273,500	196,020
Kerry Properties, Ltd.	108,393	582,995
Li & Fung, Ltd.	336,000	2,188,476
Lifestyle International Holdings, Ltd.	80,500	201,238
#*Mongolia Energy Corp, Ltd.	512,000	144,037
MTR Corp., Ltd.	208,179	767,366
New World Development Co., Ltd.	338,600	650,264
NWS Holdings, Ltd.	164,875	283,059
*Orient Overseas International, Ltd.	28,500	289,755

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Pacific Basin Shipping, Ltd.	172,000	$112,261
PCCW, Ltd.	439,265	208,109
*Sands China, Ltd.	262,800	651,080
Shangri-La Asia, Ltd.	191,655	501,047
Sino Land Co., Ltd.	296,655	564,997
SJM Holdings, Ltd.	263,000	443,665
Sun Hung Kai Properties, Ltd.	201,706	3,387,169
#Techtronic Industries Co., Ltd.	137,500	172,674
Television Broadcasts, Ltd.	29,000	156,673
#*United Laboratories International Holdings, Ltd. (The)	92,000	147,731
#Vtech Holdings, Ltd.	15,000	167,675
Wharf Holdings, Ltd.	193,609	1,478,489
Wheelock & Co., Ltd.	106,000	430,430
Wing Hang Bank, Ltd.	21,500	290,156
*Wynn Macau, Ltd.	160,800	449,979
*Xinyi Glass Holdings, Ltd.	174,000	144,882
Yue Yuen Industrial Holdings, Ltd.	100,000	345,511

TOTAL HONG KONG		41,432,847

IRELAND — (0.2%)
CRH P.L.C.	34,641	743,080
#CRH P.L.C. Sponsored ADR	48,247	1,052,267
*Dragon Oil P.L.C.	14,288	129,692
*Elan Corp. P.L.C.	22,589	153,711
*Elan Corp. P.L.C. Sponsored ADR	39,700	267,975
*James Hardie Industries SE	53,298	333,785
Kerry Group P.L.C.	17,907	581,472
Ryanair Holdings P.L.C.	33,520	167,554

TOTAL IRELAND		3,429,536

ISRAEL — (0.6%)
*Bank Hapoalim B.M.	136,262	617,723
Bank Leumi Le-Israel B.M.	162,034	731,419
Bezeq Israeli Telecommunication Corp., Ltd.	241,424	644,126
Cellcom Israel, Ltd.	6,551	197,464
Elbit Systems, Ltd.	2,839	143,917
Israel Chemicals, Ltd.	71,219	1,121,154
*Israel Discount Bank, Ltd.	39,130	77,831
*Migdal Insurance & Financial Holding, Ltd.	29,968	54,557
Mizrahi Tefahot Bank, Ltd.	16,910	160,725
*NICE Systems, Ltd. Sponsored ADR	5,785	189,285
Partner Communications Co., Ltd.	8,183	155,847
Partner Communications Co., Ltd. ADR	3,525	66,975
Teva Pharmaceutical Industries, Ltd.	1,894	103,314
#Teva Pharmaceutical Industries, Ltd. Sponsored ADR	126,954	6,938,036

TOTAL ISRAEL		11,202,373

ITALY — (2.1%)
A2A SpA	161,586	240,065
*ACEA SpA	11,304	128,122
Assicurazioni Generali SpA	160,171	3,493,404
Atlantia SpA	37,236	847,497
*Autogrill SpA	14,553	209,362
#Banca Carige SpA	71,442	169,013
#*Banca Monte Dei Paschi di Siena SpA	319,433	405,923
Banca Popolare dell’Emilia Romagna Scrl	11,210	143,280
#Banco Popolare Scarl	89,713	318,823
Davide Campari - Milano SpA	51,808	330,787
Enel SpA	918,833	5,187,318
Eni SpA	234,651	5,555,617

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
Eni SpA Sponsored ADR	62,464	$2,967,040
#*Fiat Industrial SpA	103,338	1,398,582
Fiat SpA	103,338	1,002,799
#Fiat SpA Sponsored ADR	7,000	68,670
Finmeccanica SpA	58,786	794,210
Intesa Sanpaolo SpA	976,885	3,253,279
Intesa Sanpaolo SpA Sponsored ADR	13,601	272,836
#Lottomatica SpA	6,664	96,719
Luxottica Group SpA	17,806	539,773
Mediaset SpA	99,784	649,019
Mediobanca SpA	67,366	680,604
Mediolanum SpA	29,155	148,619
Parmalat SpA	237,006	751,163
Pirelli & Co. SpA	4,418	33,760
Saipem SpA	38,272	1,912,264
Snam Rete Gas SpA	224,734	1,178,816
Telecom Italia SpA	550,467	781,967
Telecom Italia SpA Sponsored ADR	80,065	1,137,724
#Tenaris SA ADR	34,150	1,610,856
Terna Rete Elettrica Nazionale SpA	169,541	740,495
UniCredit SpA	1,746,498	4,330,590
Unione di Banche Italiane ScpA	77,200	799,636

TOTAL ITALY		42,178,632

JAPAN — (17.7%)
77 Bank, Ltd. (The)	44,000	238,553
*ABC-Mart, Inc.	600	21,779
Advantest Corp.	9,840	201,675
Advantest Corp. ADR	10,000	203,900
#AEON Co., Ltd.	89,000	1,119,785
Aeon Mall Co., Ltd.	8,680	227,578
Air Water, Inc.	20,000	262,684
Aisin Seiki Co., Ltd.	26,200	995,259
Ajinomoto Co., Inc.	98,000	1,086,301
Alfresa Holdings Corp.	4,200	173,363
*All Nippon Airways Co., Ltd.	127,000	465,599
Alps Electric Co., Ltd.	24,400	293,637
Amada Co., Ltd.	41,000	357,924
#*Aozora Bank, Ltd.	85,000	187,401
Asahi Breweries, Ltd.	55,300	1,038,210
Asahi Glass Co., Ltd.	142,000	1,773,292
Asahi Kasei Corp.	191,000	1,304,233
#Asatsu-DK, Inc.	2,700	73,025
Asics Corp.	23,000	306,197
Astellas Pharma, Inc.	64,155	2,450,910
Autobacs Seven Co., Ltd.	1,400	56,075
Awa Bank, Ltd. (The)	18,000	110,935
Bank of Kyoto, Ltd. (The)	41,000	379,185
Bank of Yokohama, Ltd. (The)	167,000	836,638
Benesse Holdings, Inc.	9,700	434,731
Bridgestone Corp.	93,600	1,798,886
Brother Industries, Ltd.	31,000	474,188
Canon Marketing Japan, Inc.	7,000	100,503
Canon, Inc.	81,600	4,016,656
#Canon, Inc. Sponsored ADR	81,604	4,011,653
Capcom Co., Ltd.	6,900	118,374
#*Casio Computer Co., Ltd.	29,000	216,892
Central Japan Railway Co., Ltd.	217	1,832,734
Chiba Bank, Ltd. (The)	102,000	635,788
Chiyoda Corp.	23,000	204,596
Chubu Electric Power Co., Ltd.	94,800	2,369,004

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Chugai Pharmaceutical Co., Ltd.	31,200	$575,520
Chugoku Bank, Ltd. (The)	19,000	227,859
#Chugoku Electric Power Co., Ltd. (The)	44,200	915,326
Chuo Mitsui Trust Holdings, Inc.	119,000	478,260
Circle K Sunkus Co., Ltd.	5,100	81,966
Citizen Holdings Co., Ltd.	41,200	266,997
Coca-Cola West Co., Ltd.	4,600	83,930
Comsys Holdings Corp.	11,000	114,720
Cosmo Oil Co., Ltd.	74,000	239,400
Credit Saison Co., Ltd.	20,700	353,977
Dai Nippon Printing Co., Ltd.	81,000	1,108,368
Daicel Chemical Industries, Ltd.	28,000	203,666
Daido Steel Co., Ltd.	37,000	233,617
Daihatsu Motor Co., Ltd.	21,000	347,795
*Dai-ichi Life Insurance Co., Ltd. (The)	1,107	1,739,199
Daiichi Sankyo Co., Ltd.	95,446	2,074,648
Daikin Industries, Ltd.	34,400	1,191,991
*Dainippon Screen Manufacturing Co., Ltd.	35,000	322,328
Dainippon Sumitomo Pharma Co., Ltd.	23,000	206,712
Daishi Bank, Ltd. (The)	28,000	94,853
Daito Trust Construction Co., Ltd.	10,600	744,574
Daiwa House Industry Co., Ltd.	69,000	843,027
Daiwa Securities Group, Inc.	237,000	1,172,629
DeNa Co., Ltd.	12,000	434,669
Denki Kagaku Kogyo K.K.	71,000	346,770
Denso Corp.	69,000	2,545,425
Dentsu, Inc.	23,800	726,459
DIC Corp.	63,000	140,109
#Disco Corp.	2,600	174,028
Don Quijote Co., Ltd.	4,200	135,622
Dowa Holdings Co., Ltd.	33,200	233,811
#eAccess, Ltd.	141	85,165
East Japan Railway Co.	48,000	3,170,584
*Ebara Corp.	52,000	253,540
#Eisai Co., Ltd.	36,700	1,272,466
Electric Power Development Co., Ltd.	16,900	523,858
#*Elpida Memory, Inc.	28,100	407,926
Exedy Corp.	5,600	188,270
#Ezaki Glico Co., Ltd.	10,000	113,601
FamilyMart Co., Ltd.	7,300	271,487
FANUC Corp.	27,200	4,304,371
Fast Retailing Co., Ltd.	7,400	1,080,775
Fuji Electric Holdings Co., Ltd.	64,000	206,502
Fuji Heavy Industries, Ltd.	85,000	727,862
FUJIFILM Holdings Corp.	67,400	2,439,484
Fujikura, Ltd.	39,000	188,873
Fujitsu, Ltd.	265,440	1,653,784
Fukuoka Financial Group, Inc.	101,000	432,986
#Funai Electric Co., Ltd.	300	10,005
Furukawa Electric Co., Ltd.	93,000	414,983
Glory, Ltd.	6,200	148,284
#GS Yuasa Corp.	47,000	329,211
Gunma Bank, Ltd. (The)	50,000	287,576
H2O Retailing Corp.	13,000	96,158
Hachijuni Bank, Ltd. (The)	50,000	286,177
Hakuhodo Dy Holdings, Inc.	3,000	171,219
Hamamatsu Photonics K.K.	9,400	344,552
Hankyu Hanshin Holdings, Inc.	158,000	732,149
Heiwa Corp.	6,700	97,803
Higo Bank, Ltd. (The)	18,000	95,113
Hikari Tsushin, Inc.	3,800	86,038

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Hino Motors, Ltd.	37,000	$208,759
Hirose Electric Co., Ltd.	5,000	537,209
#Hiroshima Bank, Ltd. (The)	62,000	264,408
Hisamitsu Pharmaceutical Co., Inc.	8,700	350,864
Hitachi Chemical Co., Ltd.	12,500	283,540
Hitachi Construction Machinery Co., Ltd.	13,100	309,238
Hitachi High-Technologies Corp.	9,300	230,097
Hitachi Koki Co., Ltd.	8,200	81,693
#Hitachi Metals, Ltd.	25,000	293,981
Hitachi Transport System, Ltd.	5,500	83,770
Hitachi, Ltd.	250,000	1,367,732
#Hitachi, Ltd. ADR	34,892	1,934,064
Hokkaido Electric Power Co., Inc.	25,000	519,679
Hokkoku Bank, Ltd. (The)	22,000	74,651
*Hokuhoku Financial Group, Inc.	165,000	333,889
Hokuriku Electric Power Co., Inc.	22,200	541,220
#Honda Motor Co., Ltd.	92,300	3,978,332
#Honda Motor Co., Ltd. Sponsored ADR	141,423	6,157,557
House Foods Corp.	8,500	140,715
Hoya Corp.	63,200	1,490,926
Hyakugo Bank, Ltd. (The)	19,000	84,712
Hyakujishi Bank, Ltd. (The)	23,000	87,594
Ibiden Co., Ltd.	17,900	605,906
Idemitsu Kosan Co., Ltd.	3,000	316,181
IHI Corp.	152,000	345,028
Inpex Corp.	321	2,062,778
Isetan Mitsukoshi Holdings, Ltd.	54,780	615,470
Isuzu Motors, Ltd.	146,000	689,068
ITO EN, Ltd.	5,600	96,625
ITOCHU Corp.	217,500	2,367,406
Itochu Techno-Solutions Corp.	4,200	146,365
Iyo Bank, Ltd. (The)	31,000	264,267
*Izumi Co., Ltd.	5,000	73,578
J Front Retailing Co., Ltd.	62,800	325,573
Japan Airport Terminal Co., Ltd.	3,800	56,971
Japan Petroleum Exploration Co., Ltd.	3,200	130,232
Japan Steel Works, Ltd. (The)	45,000	471,999
Japan Tobacco, Inc.	644	2,422,620
JFE Holdings, Inc.	66,900	2,153,401
JGC Corp.	27,000	660,368
Joyo Bank, Ltd. (The)	91,000	402,406
JS Group Corp.	32,540	711,141
JSR Corp.	22,000	453,587
JTEKT Corp.	24,560	307,950
Juroku Bank, Ltd.	40,000	129,685
JX Holdings, Inc.	331,170	2,244,548
Kagome Co., Ltd.	11,100	205,089
Kagoshima Bank, Ltd. (The)	13,000	85,560
Kajima Corp.	106,000	279,834
Kakaku.com, Inc.	18	101,683
Kamigumi Co., Ltd.	30,000	251,922
Kandenko Co., Ltd.	8,000	51,639
Kaneka Corp.	37,000	258,495
Kansai Electric Power Co., Inc.	108,900	2,692,370
Kansai Paint Co., Ltd.	31,000	318,914
Kao Corp.	78,900	2,063,779
Kawasaki Heavy Industries, Ltd.	180,000	642,724
Kawasaki Kisen Kaisha, Ltd.	116,000	485,173
Kayaba Industry Co., Ltd.	29,000	230,438
KDDI Corp.	415	2,336,137
Keihan Electric Railway Co., Ltd.	63,000	255,091

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Keikyu Corp.	61,000	$522,295
Keio Corp.	88,000	591,613
Keisei Electric Railway Co., Ltd.	39,000	264,071
Keiyo Bank, Ltd. (The)	21,000	107,492
Kewpie Corp.	8,900	109,775
Keyence Corp.	5,992	1,594,108
Kikkoman Corp.	18,000	195,125
Kinden Corp.	14,000	125,426
#Kintetsu Corp.	229,280	707,721
Kirin Holdings Co., Ltd.	120,000	1,617,160
Kobayashi Pharmaceutical Co., Ltd.	2,700	126,353
Kobe Steel, Ltd.	342,000	838,869
Koito Manufacturing Co., Ltd.	14,000	242,367
Komatsu, Ltd.	137,000	4,086,344
Komeri Co., Ltd.	4,000	92,698
#Konami Co., Ltd.	8,600	172,174
Konami Corp. ADR	3,500	70,385
Konica Minolta Holdings, Inc.	62,500	603,987
Kose Corp.	3,690	93,914
K’s Holdings Corp.	6,239	173,907
Kubota Corp.	117,000	1,191,584
#Kubota Corp. Sponsored ADR	9,951	507,401
Kuraray Co., Ltd.	44,000	618,586
Kurita Water Industries, Ltd.	13,400	419,239
Kyocera Corp.	14,800	1,544,000
#Kyocera Corp. Sponsored ADR	10,829	1,120,910
Kyowa Hakko Kirin Co., Ltd.	32,000	327,378
Kyushu Electric Power Co., Inc.	54,600	1,227,462
Lawson, Inc.	9,300	463,900
Lintec Corp.	7,200	201,514
#Lion Corp.	19,000	101,008
Mabuchi Motor Co., Ltd.	3,400	167,571
Makita Corp.	13,000	562,840
Makita Corp. Sponsored ADR	1,630	70,188
Marubeni Corp.	239,000	1,799,415
Marui Group Co., Ltd.	35,200	297,918
Maruichi Steel Tube, Ltd.	4,200	92,779
#Matsui Securities Co., Ltd.	9,700	64,466
Mazda Motor Corp.	197,000	582,839
Medipal Holdings Corp.	18,600	193,872
#Meiji Holdings Co., Ltd.	9,056	410,790
Minebea Co., Ltd.	45,000	267,257
Miraca Holdings, Inc.	9,200	351,757
Misumi Group, Inc.	10,000	257,023
Mitsubishi Chemical Holdings Corp.	157,490	1,097,619
#Mitsubishi Corp.	197,600	5,516,370
Mitsubishi Electric Corp.	281,000	3,105,820
Mitsubishi Estate Co., Ltd.	172,000	3,251,227
Mitsubishi Gas Chemical Co., Inc.	46,000	320,681
Mitsubishi Heavy Industries, Ltd.	443,000	1,756,732
Mitsubishi Logistics Corp.	14,000	187,143
*Mitsubishi Materials Corp.	155,000	477,280
#*Mitsubishi Motors Corp.	544,000	755,893
#Mitsubishi Tanabe Pharma Corp.	29,000	463,572
Mitsubishi UFJ Financial Group, Inc.	340,172	1,766,825
Mitsubishi UFJ Financial Group, Inc. ADR	1,455,897	7,570,664
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,000	80,976
Mitsui & Co., Ltd.	183,000	3,088,963
Mitsui & Co., Ltd. Sponsored ADR	2,745	925,065
Mitsui Chemicals, Inc.	142,000	509,678
#*Mitsui Engineering & Shipbuilding Co., Ltd.	81,000	224,313

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Mitsui Fudosan Co., Ltd.	126,000	$2,570,536
Mitsui Mining & Smelting Co., Ltd.	60,000	212,714
Mitsui O.S.K. Lines, Ltd.	149,000	973,292
Mitsumi Electric Co., Ltd.	11,200	185,218
Mizuho Financial Group, Inc.	1,826,425	3,526,013
#Mizuho Financial Group, Inc. ADR	312,894	1,214,029
Mizuho Securities Co., Ltd.	76,000	200,691
#*Mizuho Trust & Banking Co., Ltd.	190,000	185,480
Mochida Pharmaceutical Co., Ltd.	8,000	90,110
MS&AD Insurance Group Holdings, Inc.	77,895	1,856,736
Murata Manufacturing Co., Ltd.	29,200	2,217,290
Nabtesco Corp.	15,000	354,330
Nagase & Co., Ltd.	10,000	129,132
Nagoya Railroad Co., Ltd.	85,000	228,245
Namco Bandai Holdings, Inc.	25,900	283,769
#Nankai Electric Railway Co., Ltd.	50,000	200,043
Nanto Bank, Ltd. (The)	20,000	104,050
NEC Corp.	345,546	982,639
NGK Insulators, Ltd.	34,000	574,436
#NGK Spark Plug Co., Ltd.	20,000	310,643
NHK Spring Co., Ltd.	23,000	260,529
Nichirei Corp.	34,000	155,180
Nidec Corp.	8,200	774,339
#Nidec Corp. ADR	26,554	623,488
Nifco, Inc.	2,700	72,252
Nikon Corp.	43,000	997,260
Nintendo Co., Ltd.	13,900	3,758,356
Nippon Electric Glass Co., Ltd.	53,500	806,788
Nippon Express Co., Ltd.	107,000	451,546
Nippon Kayaku Co., Ltd.	19,000	198,671
Nippon Meat Packers, Inc.	24,000	318,633
Nippon Paint Co., Ltd.	19,000	147,525
Nippon Paper Group, Inc.	13,700	356,870
Nippon Sheet Glass Co., Ltd.	79,000	205,308
Nippon Shokubai Co., Ltd.	23,000	254,847
*Nippon Steel Corp.	735,000	2,512,421
Nippon Telegraph & Telephone Corp.	61,700	2,862,572
#Nippon Telegraph & Telephone Corp. ADR	20,771	482,510
Nippon Yusen K.K.	232,000	1,016,005
Nipro Corp.	5,000	97,337
Nishi-Nippon Bank, Ltd.	80,000	248,512
Nishi-Nippon Railroad Co., Ltd.	41,000	170,501
Nissan Chemical Industries, Ltd.	15,000	185,362
Nissan Motor Co., Ltd.	359,500	3,637,252
Nissan Shatai Co., Ltd.	7,000	60,738
#Nissha Printing Co., Ltd.	3,900	98,163
Nisshin Seifun Group, Inc.	24,500	308,831
Nisshin Steel Co., Ltd.	93,000	183,984
Nisshinbo Holdings, Inc.	13,000	144,268
Nissin Foods Holdings Co., Ltd.	10,000	355,387
Nitori Holdings Co., Ltd.	5,350	447,902
Nitto Denko Corp.	22,800	1,138,402
*NKSJ Holdings, Inc.	207,200	1,414,476
NOK Corp.	15,000	302,377
Nomura Holdings, Inc.	159,300	971,357
Nomura Holdings, Inc. ADR	348,997	2,132,372
Nomura Real Estate Holdings, Inc.	13,600	247,539
Nomura Research Institute, Ltd.	13,600	296,022
NSK, Ltd.	54,000	517,854
NTN Corp.	54,000	293,880
NTT Data Corp.	168	546,636

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
NTT DoCoMo, Inc.	1,695	$3,031,078
NTT DoCoMo, Inc. Sponsored ADR	51,866	930,995
Obayashi Corp.	79,000	378,122
Obic Co., Ltd.	1,000	192,531
#Odakyu Electric Railway Co., Ltd.	79,000	733,221
Ogaki Kyoritsu Bank, Ltd. (The)	26,000	86,527
Oji Paper Co., Ltd.	107,000	499,335
Olympus Corp.	31,200	876,571
#Omron Corp.	26,600	687,320
Ono Pharmaceutical Co., Ltd.	11,400	554,883
Onward Holdings Co., Ltd.	18,000	156,725
ORACLE Corp. Japan	5,300	242,355
Oriental Land Co., Ltd.	6,800	626,112
Osaka Gas Co., Ltd.	254,000	959,775
Otsuka Corp.	1,700	107,890
Pacific Metals Co., Ltd.	19,000	162,899
Panasonic Corp.	173,788	2,388,657
Panasonic Corp. Sponsored ADR	108,991	1,496,446
Park24 Co., Ltd.	18,900	204,080
Point, Inc.	620	28,335
#*Renesas Electronics Corp.	51,500	553,664
Rengo Co., Ltd.	26,000	173,690
#Resona Holdings, Inc.	88,800	458,386
Ricoh Co., Ltd.	94,000	1,345,058
Rinnai Corp.	5,500	347,897
Rohm Co., Ltd.	13,100	849,585
Rohto Pharmaceutical Co., Ltd.	11,000	126,388
#Ryohin Keikaku Co., Ltd.	3,400	146,311
San-in Godo Bank, Ltd. (The)	14,000	104,909
Sankyo Co., Ltd.	7,300	405,147
*Sankyu, Inc.	26,000	114,729
#*Sanrio Co., Ltd.	3,600	98,066
Santen Pharmaceutical Co., Ltd.	10,100	361,992
Sapporo Hokuyo Holdings, Inc.	42,000	203,625
Sapporo Holdings, Ltd.	31,000	137,638
SBI Holdings, Inc.	2,868	382,469
Secom Co., Ltd.	29,500	1,393,111
Sega Sammy Holdings, Inc.	24,048	482,204
Seiko Epson Corp.	17,100	284,713
Seino Holdings Co., Ltd.	15,000	104,278
Sekisui Chemical Co., Ltd.	56,000	430,018
#Sekisui House, Ltd.	78,560	765,381
*Senshu Ikeda Holdings, Inc.	57,300	83,800
Seven & I Holdings Co., Ltd.	111,276	2,873,844
Sharp Corp.	141,000	1,465,967
Shiga Bank, Ltd.	28,000	154,466
Shikoku Electric Power Co., Inc.	24,200	714,645
Shimadzu Corp.	33,000	261,121
Shimamura Co., Ltd.	2,400	214,950
#Shimano, Inc.	7,700	385,039
Shimizu Corp.	74,000	315,414
Shin-Etsu Chemical Co., Ltd.	59,600	3,355,577
Shinko Electric Industries Co., Ltd.	6,000	67,977
#*Shinsei Bank, Ltd.	111,000	127,212
Shionogi & Co., Ltd.	37,000	680,627
Shiseido Co., Ltd.	48,100	969,185
Shizuoka Bank, Ltd.	80,000	733,757
#Showa Denko K.K.	196,000	432,637
Showa Shell Sekiyu K.K.	26,900	233,274
SMC Corp.	7,300	1,238,529
Softbank Corp.	111,900	3,846,274

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sohgo Security Services Co., Ltd.	6,600	$80,134
Sojitz Corp.	171,900	379,988
Sony Corp.	73,100	2,515,480
Sony Corp. Sponsored ADR	71,800	2,465,612
Sony Financial Holdings, Inc.	113	418,507
Sotetsu Holdings, Inc.	32,000	102,464
Square Enix Holdings Co., Ltd.	7,600	132,542
Stanley Electric Co., Ltd.	19,300	362,077
Sugi Holdings Co., Ltd.	3,800	90,181
#*Sumco Corp.	16,700	255,214
Sumitomo Bakelite Co., Ltd.	27,000	160,070
Sumitomo Chemical Co., Ltd.	205,000	1,061,731
Sumitomo Corp.	165,100	2,378,472
Sumitomo Electric Industries, Ltd.	113,400	1,648,319
Sumitomo Forestry Co., Ltd.	18,000	165,394
Sumitomo Heavy Industries, Ltd.	73,000	465,856
Sumitomo Metal Industries, Ltd.	482,000	1,128,374
Sumitomo Metal Mining Co., Ltd.	75,000	1,232,899
Sumitomo Mitsui Financial Group, Inc.	187,840	6,386,559
Sumitomo Realty & Development Co., Ltd.	50,000	1,216,624
Sumitomo Rubber Industries, Ltd.	27,600	291,458
Sumitomo Trust & Banking Co., Ltd.	229,000	1,381,140
Sundrug Co., Ltd.	3,000	87,132
Suruga Bank, Ltd.	27,000	252,302
Suzuken Co., Ltd.	8,380	239,210
#Suzuki Motor Corp.	46,400	1,126,543
Sysmex Corp.	3,500	228,802
T&D Holdings, Inc.	41,200	1,037,575
#*Taiheiyo Cement Corp.	108,000	139,762
Taisei Corp.	116,000	277,754
Taisho Pharmaceutical Co., Ltd.	17,000	376,412
Taiyo Nippon Sanso Corp.	33,000	281,217
Taiyo Yuden Co., Ltd.	14,000	213,233
Takara Holdings, Inc.	14,000	83,141
Takashimaya Co., Ltd.	34,000	280,392
*Takata Corp.	6,800	208,234
Takeda Pharmaceutical Co., Ltd.	108,100	5,210,502
#TDK Corp.	15,200	1,001,283
TDK Corp. Sponsored ADR	1,900	127,965
Teijin, Ltd.	119,000	573,773
Terumo Corp.	23,400	1,214,334
THK Co., Ltd.	15,200	396,399
#Tobu Railway Co., Ltd.	102,000	563,644
Toda Corp.	19,000	72,952
Toho Co., Ltd.	13,900	229,069
#Toho Gas Co., Ltd.	63,000	322,774
Tohuku Electric Power Co., Inc.	61,600	1,369,459
Tokai Carbon Co., Ltd.	26,000	152,547
*Tokai Rika Co., Ltd.	6,900	138,329
Tokio Marine Holdings, Inc.	111,800	3,330,936
#Tokio Marine Holdings, Inc. ADR	4,182	124,289
Tokuyama Corp.	44,000	230,907
Tokyo Electric Power Co., Ltd.	185,400	4,501,194
#Tokyo Electron, Ltd.	24,900	1,627,819
Tokyo Gas Co., Ltd.	366,000	1,591,438
Tokyo Steel Manufacturing Co., Ltd.	10,100	107,538
Tokyo Tatemono Co., Ltd.	73,000	336,038
Tokyu Corp.	143,000	648,865
Tokyu Land Corp.	54,000	277,640
TonenGeneral Sekiyu K.K.	37,000	416,823
Toppan Forms Co., Ltd.	3,500	34,669

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Toppan Printing Co., Ltd.	71,000	$645,756
Toray Industries, Inc.	213,000	1,415,218
Toshiba Corp.	576,000	3,414,866
Tosoh Corp.	75,000	243,615
TOTO, Ltd.	46,000	329,360
Toyo Seikan Kaisha, Ltd.	21,300	399,307
Toyo Suisan Kaisha, Ltd.	12,000	256,051
Toyobo Co., Ltd.	77,000	141,876
Toyoda Gosei Co., Ltd.	9,500	222,254
Toyota Auto Body Co., Ltd.	6,000	112,825
#Toyota Boshoku Corp.	9,300	165,192
Toyota Motor Corp.	228,700	9,415,481
#Toyota Motor Corp. Sponsored ADR	81,534	6,700,464
Toyota Tsusho Corp.	27,381	481,269
*Trend Micro, Inc.	13,800	416,880
*Trend Micro, Inc. Sponsored ADR	777	23,551
Tsumura & Co.	7,400	232,688
Ube Industries, Ltd.	137,000	413,384
#Uni-Charm Corp.	18,300	705,032
UNY Co., Ltd.	22,000	213,136
Ushio, Inc.	14,000	283,710
USS Co., Ltd.	3,260	261,607
Wacoal Corp.	14,000	187,492
West Japan Railway Co.	225	858,985
Yahoo Japan Corp.	2,065	777,740
Yakult Honsha Co., Ltd.	11,600	327,966
Yamada Denki Co., Ltd.	10,830	734,852
Yamaguchi Financial Group, Inc.	27,000	271,164
Yamaha Corp.	19,100	234,381
*Yamaha Motor Co., Ltd.	41,000	758,694
Yamatake Corp.	7,400	171,771
Yamato Holdings Co., Ltd.	51,000	775,937
Yamato Kogyo Co., Ltd.	5,900	177,370
Yamazaki Baking Co., Ltd.	12,000	143,202
Yaskawa Electric Corp.	34,000	368,235
*Yokogawa Electric Corp.	27,000	217,097
Yokohama Rubber Co., Ltd.	26,000	132,926
Zeon Corp.	27,000	248,091

TOTAL JAPAN		347,952,607

NETHERLANDS — (2.3%)
*Aegon NV	200,773	1,485,954
Akzo Nobel NV	30,021	1,875,199
Akzo Nobel NV Sponsored ADR	1,996	125,309
*APERAM NV	5,583	228,924
ArcelorMittal NV	111,654	4,072,935
ASML Holding NV	53,274	2,233,639
#Fugro NV	10,817	870,916
Heineken NV	38,386	1,932,305
Imtech NV	10,473	384,683
*ING Groep NV	205,946	2,345,186
#*ING Groep NV Sponsored ADR	345,739	3,937,967
Koninklijke Ahold NV	185,337	2,510,372
Koninklijke Ahold NV ADR	8,320	112,902
Koninklijke Boskalis Westminster NV	11,618	557,979
Koninklijke DSM NV	19,120	1,131,681
Koninklijke KPN NV	224,721	3,536,681
Koninklijke Philips Electronics NV	157,283	4,900,657
Koninklijke Vopak NV	8,820	426,248
*Randstad Holdings NV	15,481	845,411
Reed Elsevier NV	50,393	655,372

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
Reed Elsevier NV ADR	24,215	$631,769
Royal Dutch Shell P.L.C. Series A	41,657	1,469,873
SBM Offshore NV	15,178	361,552
TNT NV	50,170	1,355,838
Unilever NV	224,122	6,622,140
Wolters Kluwer NV	38,995	892,847

TOTAL NETHERLANDS		45,504,339

NEW ZEALAND — (0.1%)
Auckland International Airport, Ltd.	106,632	184,712
Contact Energy, Ltd.	33,218	157,832
Fletcher Building, Ltd.	75,529	452,350
Sky City Entertainment Group, Ltd.	52,999	134,435
Sky Network Television, Ltd.	23,000	95,071
Telecom Corp. of New Zealand, Ltd.	223,371	396,447
TrustPower, Ltd.	21,162	118,400

TOTAL NEW ZEALAND		1,539,247

NORWAY — (0.9%)
Aker Kvaerner ASA	23,335	424,438
DnB NOR ASA Series A	136,230	1,878,088
*DNO International ASA	83,791	140,486
Fred Olsen Energy ASA	5,500	238,432
#Frontline, Ltd. ASA	8,100	207,886
Kongsberg Gruppen ASA	6,143	136,396
Marine Harvest ASA	280,608	315,841
Norsk Hydro ASA	141,839	1,065,225
Norsk Hydro ASA Sponsored ADR	11,200	84,336
Orkla ASA	97,744	879,748
*Petroleum Geo-Services ASA	19,600	290,806
Prosafe ASA	23,345	173,982
#*Renewable Energy Corp. ASA	66,313	212,743
Schibsted ASA	9,450	283,640
SeaDrill, Ltd. ASA	43,765	1,441,355
StatoilHydro ASA	132,085	3,209,720
#StatoilHydro ASA Sponsored ADR	45,656	1,114,920
*Storebrand ASA	51,600	406,967
Subsea 7 SA	34,211	835,532
Telenor ASA	132,891	2,049,075
TGS Nopec Geophysical Co. ASA	13,072	308,487
Yara International ASA	30,233	1,702,364

TOTAL NORWAY		17,400,467

PORTUGAL — (0.2%)
#Banco Comercial Portugues SA	298,231	239,440
#Banco Espirito Santo SA	62,822	254,766
Brisa SA	29,578	215,146
#Cimpor Cimentos de Portugal SA	24,245	162,748
#Energias de Portugal SA	268,471	1,031,302
#Galp Energia SGPS SA Series B	36,253	739,221
#Jeronimo Martins SGPS SA	35,510	535,439
Portugal Telecom SA	75,545	881,319
#Portugal Telecom SGPS SA Sponsored ADR	20,300	236,698

TOTAL PORTUGAL		4,296,079

SINGAPORE — (1.3%)
Asia Pacific Breweries, Ltd.	14,000	229,152
*CapitaLand, Ltd.	370,750	1,048,550
*CapitaMalls Asia, Ltd.	118,000	173,397
City Developments, Ltd.	77,000	687,320

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
ComfortDelGro Corp., Ltd.	215,000	$267,138
Cosco Corp Singapore, Ltd.	132,000	226,953
DBS Group Holdings, Ltd.	251,490	2,965,477
Fraser & Neave, Ltd.	154,500	770,375
Golden Agri-Resources, Ltd.	1,125,000	624,911
Jardine Cycle & Carriage, Ltd.	15,339	409,967
Keppel Corp., Ltd.	196,000	1,802,412
Keppel Land, Ltd.	86,000	303,208
*K-Green Trust, Ltd.	34,800	30,246
#*Neptune Orient Lines, Ltd.	153,000	265,226
Olam International, Ltd.	190,400	455,439
Oversea-Chinese Banking Corp., Ltd.	371,749	2,882,898
Overseas Union Enterprise, Ltd.	84,000	217,473
SATS, Ltd.	120,736	263,257
SembCorp Industries, Ltd.	120,320	487,247
#SembCorp Marine, Ltd.	108,000	457,675
Singapore Airlines, Ltd.	73,400	851,399
#Singapore Exchange, Ltd.	118,000	783,947
Singapore Post, Ltd.	99,000	91,494
Singapore Press Holdings, Ltd.	199,000	619,352
Singapore Technologies Engineering, Ltd.	245,000	622,936
Singapore Telecommunications, Ltd.	1,149,650	2,799,960
SMRT Corp, Ltd.	59,000	94,292
StarHub, Ltd.	110,000	220,075
Straits Asia Resources, Ltd.	98,000	200,737
United Industrial Corp., Ltd.	88,000	192,781
United Overseas Bank, Ltd.	183,838	2,858,508
UOL Group, Ltd.	86,000	319,769
*Venture Corp., Ltd.	28,000	212,515
Wilmar International, Ltd.	253,000	1,047,163
Yangzijiang Shipbuilding Holdings, Ltd.	242,000	353,654
Yanlord Land Group, Ltd.	90,000	109,105

TOTAL SINGAPORE		25,946,008

SPAIN — (2.9%)
Abertis Infraestructuras SA	41,571	815,703
Acciona SA	3,470	300,142
Acerinox SA	13,941	237,299
#Actividades de Construccion y Servicios SA	19,195	991,196
Banco Bilbao Vizcaya Argentaria SA	56,249	689,686
#Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	491,102	6,025,822
#Banco de Sabadell SA	123,598	591,649
#*Banco de Valencia SA	34,574	167,523
#Banco Espanol de Credito SA	9,662	87,585
Banco Popular Espanol SA	121,357	729,888
Banco Santander SA	323,796	3,964,608
#Banco Santander SA Sponsored ADR	853,568	10,447,672
#*Bankinter SA	38,692	264,021
Cia Espanola de Petroleos SA	5,421	157,435
Cintra Concesiones de Infraestructuras de Transporte SA	61,097	723,388
Criteria Caixacorp SA	101,886	701,983
Ebro Foods SA	2,842	59,170
#*EDP Renovaveis SA	29,651	176,042
Enagas SA	27,296	575,584
#Fomento de Construcciones y Contratas SA	5,469	159,558
*Gamesa Corp. Tecnologica SA	1,916	14,677
Gas Natural SDG SA	32,698	539,587
*Gestevision Telec, Inc. SA	16,079	202,270
#Grifols SA	17,103	260,421
Iberdrola Renovables SA	104,585	394,071
#Iberdrola SA	546,948	4,680,329

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
Indra Sistemas SA	13,729	$258,176
Industria de Diseno Textil SA	34,074	2,576,573
Mapfre SA	148,460	504,658
Prosegur Cia de Seguridad SA	719	41,762
Red Electrica Corporacion SA	14,225	724,004
Repsol YPF SA	30,557	961,832
#Repsol YPF SA Sponsored ADR	78,700	2,497,938
*Tecnicas Reunidas SA	2,197	135,558
Telefonica SA	174,300	4,363,686
#Telefonica SA Sponsored ADR	407,889	10,250,251
Zardoya Otis SA	20,420	322,981

TOTAL SPAIN		56,594,728

SWEDEN — (2.5%)
Alfa Laval AB	45,146	961,395
Assa Abloy AB Series B	44,162	1,201,713
Atlas Copco AB Series A	97,333	2,336,324
Atlas Copco AB Series B	56,294	1,224,946
*Boliden AB	40,756	850,323
*CDON Group AB	6,100	30,265
#Electrolux AB Series B	33,400	951,773
Elekta AB Series B	12,957	524,768
Getinge AB	26,027	632,895
#Hennes & Mauritz AB Series B	127,318	4,170,348
Hexagon AB	36,143	776,487
Husqvarna AB Series A	12,600	104,867
#Husqvarna AB Series B	49,101	408,341
*Lundin Petroleum AB	27,710	343,872
Meda AB Series A	19,365	159,728
Modern Times Group AB Series B	6,100	423,900
#Nordea Bank AB	451,604	5,479,506
#Oriflame Cosmetics SA	7,445	358,566
Ratos AB	12,311	462,209
Sandvik AB	136,231	2,674,522
Scania AB Series B	44,768	1,004,351
Securitas AB Series B	39,905	481,056
Skandinaviska Enskilda Banken AB Series A	201,010	1,823,410
#Skanska AB Series B	55,785	1,130,108
SKF AB Series B	54,779	1,564,491
SSAB AB Series A	22,904	376,377
SSAB AB Series B	10,905	154,895
Svenska Cellulosa AB Series B	76,800	1,339,360
Svenska Handelsbanken AB Series A	71,610	2,438,805
*Swedbank AB Series A	95,368	1,495,650
#Swedish Match AB	30,700	884,582
Tele2 AB Series B	40,659	898,712
Telefonaktiebolaget LM Ericsson AB	354,950	4,376,115
Telefonaktiebolaget LM Ericsson AB Sponsored ADR	46,000	569,020
TeliaSonera AB	313,884	2,582,830
*Volvo AB Series A	74,659	1,286,882
*Volvo AB Series B	178,701	3,097,423
#*Volvo AB Sponsored ADR	14,500	250,705

TOTAL SWEDEN		49,831,520

SWITZERLAND — (6.1%)
ABB, Ltd. AG	128,995	3,047,497
ABB, Ltd. AG Sponsored ADR	182,000	4,307,940
*Actelion, Ltd. AG	14,133	767,077
Adecco SA	16,548	1,071,822
*Alpiq Holding AG	46	18,392
Baloise Holding AG	6,883	708,386

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Banque Cantonale Vaudoise AG	212	$118,498
Barry Callebaut AG	267	213,511
BKW FMB Energie AG	2,156	173,983
Compagnie Financiere Richemont SA Series A	72,998	3,973,527
Credit Suisse Group AG	105,497	4,709,867
Credit Suisse Group AG Sponsored ADR	48,600	2,172,906
Geberit AG	5,738	1,211,817
Givaudan SA	1,011	1,001,801
Holcim, Ltd. AG	33,957	2,376,918
Julius Baer Group, Ltd. AG	26,222	1,186,571
Kuehne & Nagel International AG	6,941	897,566
Lindt & Spruengli AG	15	438,306
#*Logitech International SA	22,987	431,099
*Lonza Group AG	5,861	461,967
Nestle SA	471,890	25,494,237
Novartis AG	164,651	9,166,092
#*Novartis AG ADR	141,600	7,909,776
Partners Group Holding AG	1,824	316,002
Roche Holding AG Bearer	3,479	547,762
#Roche Holding AG Genusschein	97,207	14,788,884
Schindler Holding AG	2,881	320,165
SGS SA	709	1,152,961
Sika AG	295	646,595
Sonova Holding AG	6,156	771,765
*Straumann Holding AG	1,188	291,145
Sulzer AG	3,497	483,637
Swatch Group AG (7184725)	4,165	1,671,020
Swatch Group AG (7184736)	5,992	431,148
Swiss Life Holding AG	3,766	601,564
Swiss Reinsurance Co., Ltd. AG	49,487	2,828,973
Swisscom AG	3,364	1,484,096
Syngenta AG	7,073	2,280,973
Syngenta AG ADR	31,500	2,035,845
*Synthes, Inc.	7,762	1,024,599
*UBS AG	493,094	8,828,529
*UBS AG ADR	33,538	602,342
#Valiant Holding AG	2,436	358,273
Zurich Financial Services AG	20,608	5,634,558

TOTAL SWITZERLAND		118,960,392

UNITED KINGDOM — (16.4%)
Admiral Group P.L.C.	27,244	716,897
Aggreko P.L.C.	30,586	703,648
Amec P.L.C.	42,469	815,502
Amlin P.L.C.	60,463	377,645
Anglo American P.L.C.	186,195	9,128,734
Antofagasta P.L.C.	53,869	1,212,662
ARM Holdings P.L.C.	139,465	1,148,979
#*ARM Holdings P.L.C. Sponsored ADR	10,500	262,920
Ashmore Group P.L.C.	41,357	231,065
Associated British Foods P.L.C.	49,803	847,144
AstraZeneca P.L.C.	123,555	6,023,766
#AstraZeneca P.L.C. Sponsored ADR	78,600	3,843,540
*Autonomy Corp. P.L.C.	28,027	671,855
Aviva P.L.C.	375,103	2,667,637
Babcock International Group P.L.C.	18,911	174,813
BAE Systems P.L.C.	454,140	2,487,722
Balfour Beatty P.L.C.	91,945	493,633
Barclays P.L.C.	189,633	888,136
#Barclays P.L.C. Sponsored ADR	338,409	6,362,089
BG Group P.L.C.	366,319	8,219,663

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
#BG Group P.L.C. Sponsored ADR	12,500	$1,408,875
BHP Billiton P.L.C.	108,059	4,126,095
BHP Billiton P.L.C. ADR	89,700	6,880,887
BP P.L.C.	737,244	5,793,129
BP P.L.C. Sponsored ADR	323,833	15,372,352
British American Tobacco P.L.C.	232,362	8,517,953
#British American Tobacco P.L.C. Sponsored ADR	19,052	1,412,134
British Sky Broadcasting Group P.L.C.	149,909	1,807,413
British Sky Broadcasting Group P.L.C. Sponsored ADR	1,765	85,232
BT Group P.L.C.	719,650	2,026,010
#BT Group P.L.C. Sponsored ADR	36,202	1,024,517
Bunzl P.L.C.	38,087	463,998
Burberry Group P.L.C.	61,950	1,064,641
Cable & Wireless Communications P.L.C.	385,924	285,388
Cable & Wireless Worldwide P.L.C.	368,595	417,720
*Cairn Energy P.L.C.	181,650	1,204,842
Capita Group P.L.C.	80,869	879,163
Carnival P.L.C.	20,454	931,887
#Carnival P.L.C. ADR	9,300	425,568
Centrica P.L.C.	685,087	3,508,063
*Cobham P.L.C.	149,602	502,424
Compass Group P.L.C.	255,079	2,267,751
Diageo P.L.C.	126,561	2,433,060
Diageo P.L.C. Sponsored ADR	48,496	3,724,493
*easyJet P.L.C.	12,768	77,591
Eurasian Natural Resources Corp. P.L.C.	18,679	301,014
Experian P.L.C.	146,479	1,818,061
Firstgroup P.L.C.	57,238	343,386
Fresnillo P.L.C.	21,015	436,170
G4S P.L.C.	168,490	725,400
GKN P.L.C.	191,748	619,350
GlaxoSmithKline P.L.C.	478,323	8,636,746
GlaxoSmithKline P.L.C. Sponsored ADR	122,293	4,442,905
Home Retail Group P.L.C.	102,100	352,727
HSBC Holdings P.L.C.	1,096,130	11,951,120
HSBC Holdings P.L.C. Sponsored ADR	242,377	13,243,479
ICAP P.L.C.	68,751	592,041
IMI P.L.C.	43,908	612,053
Imperial Tobacco Group P.L.C.	96,123	2,743,782
Imperial Tobacco Group P.L.C. ADR	19,700	1,126,249
Informa P.L.C.	71,927	505,584
Inmarsat P.L.C.	56,688	617,616
Intercontinental Hotels Group P.L.C.	33,398	704,314
*International Consolidated Airlines Group P.L.C.	70,412	288,590
International Power P.L.C.	204,552	1,382,774
Intertek Group P.L.C.	21,556	599,738
Invensys P.L.C.	110,599	595,892
Investec P.L.C.	56,683	434,329
*ITV P.L.C.	26,637	33,105
John Wood Group P.L.C.	52,188	456,481
Johnson Matthey P.L.C.	28,088	866,028
Kazakhmys P.L.C.	30,604	737,416
Kingfisher P.L.C.	318,631	1,283,618
Legal & General Group P.L.C.	765,497	1,362,083
*Lloyds Banking Group P.L.C.	3,193,252	3,229,384
*Lloyds Banking Group P.L.C. Sponsored ADR	537,897	2,167,725
Logica P.L.C.	178,255	387,398
London Stock Exchange Group P.L.C.	17,563	237,771
*Lonmin P.L.C.	21,860	578,568
Man Group P.L.C.	232,130	1,093,213
Marks & Spencer Group P.L.C.	216,529	1,234,669

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Meggitt P.L.C.	6,265	$35,560
Mondi P.L.C.	43,919	358,240
National Grid P.L.C.	253,471	2,247,952
#National Grid P.L.C. Sponsored ADR	31,155	1,403,221
Next P.L.C.	26,555	839,694
Northumbrian Water Group P.L.C.	66,232	312,850
Old Mutual P.L.C.	706,265	1,420,891
Pearson P.L.C.	75,779	1,247,011
Pearson P.L.C. Sponsored ADR	39,300	654,738
Pennon Group P.L.C.	45,800	441,862
Petrofac, Ltd. P.L.C.	35,386	886,238
Prudential P.L.C.	229,603	2,488,105
#Prudential P.L.C. ADR	62,200	1,347,252
*Randgold Resources, Ltd.	11,615	885,320
Reckitt Benckiser Group P.L.C.	78,750	4,280,235
Reed Elsevier P.L.C.	77,411	684,929
Reed Elsevier P.L.C. ADR	20,755	739,501
*Rentokil Initial P.L.C.	227,411	364,581
Resolution, Ltd. P.L.C.	189,041	793,112
Rexam P.L.C.	112,648	615,977
Rio Tinto P.L.C.	168,948	11,602,637
#Rio Tinto P.L.C. Sponsored ADR	38,604	2,682,206
*Rolls-Royce Group P.L.C.	244,796	2,501,371
*Royal Bank of Scotland Group P.L.C.	2,275,051	1,517,010
*Royal Bank of Scotland Group P.L.C. Sponsored ADR	5,103	68,227
Royal Dutch Shell P.L.C. ADR	287,024	20,255,284
Royal Dutch Shell P.L.C. Series B	118,120	4,115,932
RSA Insurance Group P.L.C.	501,055	1,091,881
SABmiller P.L.C.	133,454	4,318,795
Sage Group P.L.C.	176,688	834,060
Sainsbury (J.) P.L.C.	170,842	1,043,688
Schroders P.L.C.	18,739	540,832
Schroders P.L.C. Non-Voting	9,996	225,430
Scottish & Southern Energy P.L.C.	123,820	2,298,711
Serco Group P.L.C.	68,993	608,891
Severn Trent P.L.C.	30,639	671,068
Shire P.L.C.	40,423	1,066,569
Shire P.L.C. ADR	13,024	1,032,933
Smith & Nephew P.L.C.	91,370	1,019,693
#Smith & Nephew P.L.C. Sponsored ADR	7,000	391,930
Smiths Group P.L.C.	50,192	1,093,533
Standard Chartered P.L.C.	301,949	7,863,788
Standard Life P.L.C.	323,961	1,189,321
Tate & Lyle P.L.C.	55,213	487,383
Tesco P.L.C.	1,120,021	7,221,519
*TUI Travel P.L.C.	80,406	325,770
Tullow Oil P.L.C.	113,182	2,407,952
Unilever P.L.C.	71,770	2,083,934
Unilever P.L.C. Sponsored ADR	101,454	2,943,181
United Utilities Group P.L.C.	82,787	720,644
United Utilities Group P.L.C. ADR	5,177	90,235
Vedanta Resources P.L.C.	18,822	685,081
Vodafone Group P.L.C.	3,189,133	8,950,593
#Vodafone Group P.L.C. Sponsored ADR	420,896	11,936,611
Weir Group P.L.C. (The)	26,789	680,134
Whitbread P.L.C.	23,031	639,528
William Morrison Supermarkets P.L.C.	294,132	1,254,933
*Wolseley P.L.C.	35,718	1,243,800
*Wolseley P.L.C. ADR	19,300	66,392
WPP P.L.C.	111,260	1,375,935
#WPP P.L.C. Sponsored ADR	13,460	834,251

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Xstrata P.L.C.	294,702	$6,527,079

TOTAL UNITED KINGDOM		321,216,029

TOTAL COMMON STOCKS		1,722,243,551

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
*Umicore SA Rights	275	2

ITALY — (0.0%)
*Banco Popolare Scarl Rights 02/11/11	89,713	120,988

TOTAL RIGHTS/WARRANTS		120,990

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/11 (Collateralized by $3,805,000 FNMA 2.24%, 07/06/15, valued at $3,904,881) to be repurchased at $3,846,020	$3,846	3,846,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.1%)
§@DFA Short Term Investment Fund	235,633,710	235,633,710
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $123,075,187 FNMA 7.000%, 10/01/38, valued at $993,251) to be repurchased at $973,781	$974	973,775

TOTAL SECURITIES LENDING COLLATERAL		236,607,485

TOTAL INVESTMENTS — (100.0%) (Cost $1,651,388,435)##		$1,962,818,026

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$10,081,821	$117,830,542	—	$127,912,363
Austria	66,072	4,945,441	—	5,011,513
Belgium	2,069,119	11,427,831	—	13,496,950
Canada	172,344,829	—	—	172,344,829
Denmark	3,001,452	14,885,232	—	17,886,684
Finland	2,740,130	14,800,881	—	17,541,011
France	16,449,158	135,204,711	—	151,653,869
Germany	34,998,630	89,761,519	—	124,760,149
Greece	367,907	3,783,472	—	4,151,379
Hong Kong	—	41,432,847	—	41,432,847
Ireland	1,473,953	1,955,583	—	3,429,536
Israel	7,194,296	4,008,077	—	11,202,373
Italy	7,455,708	34,722,924	—	42,178,632
Japan	38,893,508	309,059,099	—	347,952,607
Netherlands	5,036,871	40,467,468	—	45,504,339
New Zealand	—	1,539,247	—	1,539,247
Norway	1,199,256	16,201,211	—	17,400,467
Portugal	236,698	4,059,381	—	4,296,079
Singapore	—	25,946,008	—	25,946,008
Spain	29,221,683	27,373,045	—	56,594,728
Sweden	849,990	48,981,530	—	49,831,520
Switzerland	17,028,809	101,931,583	—	118,960,392
United Kingdom	106,517,517	214,698,512	—	321,216,029
Rights/Warrants
Belgium	2	—	—	2
Italy	120,988	—	—	120,988
Temporary Cash Investments	—	3,846,000	—	3,846,000
Securities Lending Collateral	—	236,607,485	—	236,607,485

TOTAL	$457,348,397	$1,505,469,629	—	$1,962,818,026

See accompanying Notes to Schedules of Investments.

INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value††
COMMON STOCKS — (86.6%)
AUSTRALIA — (5.7%)
*Acrux, Ltd.	99,878	$354,983
#*Adamus Resources, Ltd.	100,780	70,166
Adelaide Brighton, Ltd.	591,710	1,976,461
*Aditya Birla Minerals, Ltd.	135,458	168,131
#*AED Oil, Ltd.	237,059	101,836
AGL Energy, Ltd.	68,580	1,019,783
*AJ Lucas Group, Ltd.	37,498	93,176
#*Alchemia, Ltd.	57,652	40,300
#Alesco Corp., Ltd.	118,959	389,765
#*Alkane Resources, Ltd.	190,707	200,115
#*Alliance Resources, Ltd.	108,059	44,913
#*Allied Gold, Ltd.	224,509	128,692
Alumina, Ltd.	543,465	1,302,350
#Alumina, Ltd. Sponsored ADR	468,068	4,507,495
*Amadeus Energy, Ltd.	234,309	51,370
Amalgamated Holdings, Ltd.	83,094	509,152
Amcom Telecommunications, Ltd.	479,825	150,358
Amcor, Ltd.	778,258	5,347,722
#Amcor, Ltd. Sponsored ADR	30,507	838,943
#AMP, Ltd.	214,453	1,146,484
#Ansell, Ltd.	101,731	1,335,916
#*Antares Energy, Ltd.	151,578	52,957
APA Group, Ltd.	239,060	950,349
*Apex Minerals NL	1,126,705	24,702
#APN News & Media, Ltd.	357,365	617,766
#*Aquila Resources, Ltd.	47,864	440,042
#*Arafura Resources, Ltd.	143,607	185,916
ARB Corp., Ltd.	40,854	304,441
Aristocrat Leisure, Ltd.	98,200	291,202
*Asciano Group, Ltd.	2,002,712	3,218,845
#ASG Group, Ltd.	72,853	84,348
ASX, Ltd.	64,167	2,395,212
#*Atlas Iron, Ltd.	32,434	103,797
#*Aurora Oil & Gas, Ltd.	95,439	290,335
Ausdrill, Ltd.	289,084	842,464
#*Ausenco, Ltd.	96,771	315,264
Austal, Ltd.	93,467	287,455
#*Austar United Communications, Ltd.	375,146	361,946
Austbrokers Holdings, Ltd.	26,915	139,651
#Austereo Group, Ltd.	255,827	534,247
Austin Engineering, Ltd.	9,435	41,909
Australia & New Zealand Banking Group, Ltd.	658,301	15,601,569
#*Australian Agricultural Co., Ltd.	228,023	346,135
Australian Infrastructure Fund NL	484,881	919,410
Australian Pharmaceutical Industries, Ltd.	426,014	181,425
*Australian Worldwide Exploration, Ltd.	629,493	1,119,646
#Automotive Holdings Group NL	197,705	495,462
*Avexa, Ltd.	345,190	14,111
AVJennings, Ltd.	143,047	69,798
*Avoca Resources, Ltd.	85,387	251,622
AXA Asia Pacific Holdings, Ltd.	181,906	1,168,001
*Azumah Resources, Ltd.	45,485	28,370
#Bank of Queensland, Ltd.	227,330	2,243,773
#*Bannerman Resources, Ltd.	132,442	100,152
*BC Iron, Ltd.	19,399	63,388
Beach Petroleum, Ltd.	1,462,656	1,153,922
#Bendigo Bank, Ltd.	359,119	3,509,158
Bendigo Mining, Ltd.	255,688	45,938

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#*Berkeley Resources, Ltd.	45,197	$79,456
#BHP Billiton, Ltd. Sponsored ADR	82,600	7,353,878
Billabong International, Ltd.	188,305	1,529,562
*Bionomics, Ltd.	19,472	7,314
*Biota Holdings, Ltd.	63,363	80,830
*Bisalloy Steel Group, Ltd.	42,493	7,015
Blackmores, Ltd.	3,331	92,582
*Blackthorn Resources, Ltd.	1,635	790
BlueScope Steel, Ltd.	1,494,439	3,182,119
Boart Longyear Group NL	347,459	1,510,770
*Boom Logistics, Ltd.	320,214	134,086
#Boral, Ltd.	673,561	3,237,580
*Bow Energy, Ltd.	398,784	465,244
Bradken, Ltd.	127,128	1,177,184
#Brambles, Ltd.	143,159	1,027,389
*Bravura Solutions, Ltd.	48,054	9,572
Breville Group, Ltd.	60,870	191,191
Brickworks, Ltd.	84,633	952,718
*Brockman Resources, Ltd.	72,484	350,394
BSA, Ltd.	41,919	12,554
BT Investment Management, Ltd.	23,284	65,006
Cabcharge Australia, Ltd.	104,513	590,366
Calliden Group, Ltd.	35,815	8,557
Caltex Australia, Ltd.	163,480	2,192,982
#Campbell Brothers, Ltd.	27,948	1,095,473
Cape Lambert Iron Ore, Ltd.	401,010	244,575
*Capral, Ltd.	19,104	3,262
Cardno, Ltd.	83,369	497,085
*Carnarvon Petroleum, Ltd.	288,934	118,559
*Carnegie Wave Energy, Ltd.	68,359	7,146
#Cash Converters International, Ltd.	229,973	169,287
#*Catalpa Resources, Ltd.	74,358	126,645
Cellestis, Ltd.	19,018	45,608
*Centamin Egypt, Ltd.	371,645	812,281
#*Ceramic Fuel Cells, Ltd.	87,039	12,108
#*CGA Mining, Ltd.	9,637	26,690
Challenger Financial Services Group, Ltd.	433,442	1,986,403
#*ChemGenex Pharmaceuticals, Ltd. (6273635)	168,011	83,868
*ChemGenex Pharmaceuticals, Ltd. (B298LK5)	6,842	170
*Citigold Corp., Ltd.	806,483	88,630
Clarius Group, Ltd.	29,108	21,710
#*Clean Seas Tuna, Ltd.	158,151	18,204
*Clinuvel Pharmaceuticals, Ltd.	13,426	29,683
Clough, Ltd.	202,502	151,006
*CMA Corp., Ltd.	82,218	7,128
#*Coal of Africa, Ltd.	247,309	412,835
#*Coalspur Mines, Ltd.	50,990	98,843
Coca-Cola Amatil, Ltd.	57,453	643,663
Cochlear, Ltd.	11,653	896,382
*Cockatoo Coal, Ltd.	684,512	348,994
Codan, Ltd.	4,156	6,319
Coffey International, Ltd.	76,342	76,836
#Commonwealth Bank of Australia NL	254,892	13,375,687
*Compass Resources, Ltd.	18,720	2,798
Computershare, Ltd.	98,154	988,438
ConnectEast Group, Ltd.	1,914,062	828,969
*Conquest Mining, Ltd.	114,876	61,056
Consolidated Media Holdings, Ltd.	121,781	360,698
*Continental Coal, Ltd.	1,193,115	96,391
*Cooper Energy, Ltd.	282,707	109,618
Count Financial, Ltd.	35,349	44,521

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Coventry Group, Ltd.	13,156	$23,613
#Crane Group, Ltd.	96,641	962,793
Credit Corp. Group, Ltd.	14,740	62,955
*Crescent Gold, Ltd.	433,420	45,501
#Crown, Ltd.	263,431	2,261,732
CSG, Ltd.	75,496	101,709
CSL, Ltd.	37,159	1,382,446
CSR, Ltd.	1,476,275	2,371,636
#*CuDeco, Ltd.	153,294	531,333
*Cue Energy Resources, Ltd.	287,579	89,369
*Customers, Ltd.	79,921	142,521
#*Dart Energy, Ltd.	126,516	138,282
Data#3, Ltd.	3,162	39,482
David Jones, Ltd.	275,701	1,303,645
*Decmil Group, Ltd.	42,560	109,940
*Deep Yellow, Ltd.	694,990	225,467
Devine, Ltd.	439,390	120,519
*Discovery Metals, Ltd.	59,025	70,649
Dominion Mining, Ltd.	25,038	72,658
Domino’s Pizza Enterprises, Ltd.	3,781	22,660
#Downer EDI, Ltd.	435,135	1,673,674
DUET Group, Ltd.	470,865	783,058
DuluxGroup, Ltd.	112,734	302,282
#DWS Advanced Business Solutions, Ltd.	50,739	71,735
#*Eastern Star Gas, Ltd.	260,601	208,077
#*Elders, Ltd.	1,021,426	510,400
Emeco Holdings, Ltd.	589,123	646,675
Energy Resources of Australia, Ltd.	6,088	61,032
#*Energy World Corp., Ltd.	657,279	311,194
Envestra, Ltd.	666,734	386,118
*Equinox Minerals, Ltd.	90,112	537,233
Equity Trustees, Ltd.	1,198	19,433
*eServGlobal, Ltd.	105,415	67,633
Euroz, Ltd.	64,770	118,058
#*Extract Resources, Ltd.	98,791	879,404
#Fairfax Media, Ltd.	1,985,984	2,675,640
Fantastic Holdings, Ltd.	975	2,137
● #*Ferraus, Ltd. (6724144)	80,857	70,676
*Ferraus, Ltd. (67241RR)	16,263	14,215
#FKP Property Group, Ltd.	682,858	542,311
Fleetwood Corp., Ltd.	53,122	738,122
#FlexiGroup, Ltd.	276,345	404,965
#Flight Centre, Ltd.	50,380	1,180,922
*Flinders Mines, Ltd.	636,654	121,484
#*Focus Minerals, Ltd.	2,319,333	122,670
*Forest Enterprises Australia, Ltd.	405,363	18,178
*Fortescue Metals Group, Ltd.	134,648	861,202
Foster’s Group, Ltd.	352,948	1,990,666
*Fox Resources, Ltd.	64,224	7,066
*Funtastic, Ltd.	54,775	10,359
#*Galaxy Resources, Ltd.	187,015	293,096
*Gascoyne Resources, Ltd.	7,514	674
*Geodynamics, Ltd.	164,951	55,979
#*Gindalbie Metals, Ltd.	356,851	476,684
#*Giralia Resources NL	91,756	435,391
*Golden West Resources, Ltd.	23,675	19,491
Goodman Fielder, Ltd.	1,533,299	1,927,744
Graincorp, Ltd. Series A	187,054	1,406,479
*Grange Resources, Ltd.	997,285	789,848
#*Great Southern, Ltd.	123,895	—
#*Greenland Minerals & Energy, Ltd.	26,810	29,512

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
GUD Holdings, Ltd.	34,696	$354,881
*Gujarat NRE Coking Coal, Ltd.	41,557	34,802
#*Gunns, Ltd.	793,785	458,213
GWA Group, Ltd.	271,335	879,864
#Harvey Norman Holdings, Ltd.	469,954	1,412,493
Hastie Group, Ltd.	296,864	303,497
*Heron Resources, Ltd.	152,869	32,194
#*HFA Holdings, Ltd.	535,516	165,941
#*Highlands Pacific, Ltd.	193,142	71,490
*Hillgrove Resources, Ltd.	564,266	164,880
Hills Holdings, Ltd.	250,242	464,516
#*Horizon Oil, Ltd.	860,087	269,627
*Icon Energy, Ltd.	357,233	69,616
IDT Australia, Ltd.	16,841	10,523
iiNet, Ltd.	117,996	313,701
*Iluka Resources, Ltd.	381,783	3,244,738
*Imdex, Ltd.	145,770	278,317
IMF Australia, Ltd.	41,886	63,539
Incitec Pivot, Ltd.	1,051,859	4,529,697
Independence Group NL	96,240	690,084
*Indophil Resources NL	211,333	175,583
*Industrea, Ltd.	248,382	326,393
#Infigen Energy, Ltd.	668,377	331,393
Infomedia, Ltd.	80,383	20,909
*Innamincka Petroleum, Ltd.	57,505	10,259
Insurance Australia Group, Ltd.	1,258,183	4,798,778
*Integra Mining, Ltd.	456,472	232,319
Integrated Research, Ltd.	22,833	7,188
*International Ferro Metals, Ltd.	20,587	7,024
#*Intrepid Mines, Ltd.	385,054	664,250
#Invocare, Ltd.	34,293	245,466
#IOOF Holdings, Ltd.	256,228	2,004,288
Iress Market Technology, Ltd.	51,253	459,680
#*iSOFT Group, Ltd.	492,150	34,367
*Jabiru Metals, Ltd.	434,509	266,727
*James Hardie Industries SE Sponsored ADR	8,092	251,985
#JB Hi-Fi, Ltd.	40,600	747,432
*Kagara, Ltd.	631,634	486,131
*Karoon Gas Australia, Ltd.	56,204	421,495
*Kimberley Metals, Ltd.	17,847	4,638
#*Kings Minerals NL	69,902	12,248
#Kingsgate Consolidated, Ltd.	70,998	659,479
#*Lednium, Ltd.	21,998	1,754
#Leighton Holdings, Ltd.	19,677	620,078
Lend Lease Group NL	417,275	3,679,861
Linc Energy, Ltd.	126,576	313,637
*Liquefied Natural Gas, Ltd.	149,876	90,240
Lycopodium, Ltd.	6,626	36,084
#*Lynas Corp., Ltd.	1,060,591	1,903,877
M2 Telecommunications Group, Ltd.	49,953	150,338
#Macarthur Coal, Ltd.	92,467	1,153,459
MacMahon Holdings, Ltd.	542,619	292,701
Macquarie Group, Ltd.	202,298	8,229,860
*Mantra Resources, Ltd.	27,220	212,988
MAP Group, Ltd.	259,480	774,719
#*Marengo Mining, Ltd.	103,260	35,104
#*Marion Energy, Ltd.	119,950	3,625
MaxiTRANS Industries, Ltd.	98,645	26,001
McMillan Shakespeare, Ltd.	30,386	253,619
McPherson’s, Ltd.	54,641	172,303
#Medusa Mining, Ltd.	45,183	301,216

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Melbourne IT, Ltd.	67,703	$131,420
#*MEO Australia, Ltd.	521,615	111,990
Mermaid Marine Australia, Ltd.	218,239	687,970
*Mesoblast, Ltd.	26,837	154,897
*Metals X, Ltd.	522,805	165,879
Metcash, Ltd.	371,676	1,558,913
*Metgasco, Ltd.	56,791	24,092
*Minara Resources, Ltd.	290,992	264,872
Mincor Resources NL	234,896	414,360
*Mineral Deposits, Ltd.	15,809	75,657
Mineral Resources, Ltd.	14,295	169,479
#*Mirabela Nickel, Ltd.	377,372	851,216
#*Molopo Energy, Ltd.	268,409	277,895
#*Moly Mines, Ltd.	107,349	132,612
Monadelphous Group, Ltd.	23,173	448,079
Mortgage Choice, Ltd.	48,851	67,584
*Mount Gibson Iron, Ltd.	514,916	1,090,376
#*Murchison Metals, Ltd.	906,153	1,168,315
*Myer Holdings, Ltd.	26,487	96,310
*Nanosonics, Ltd.	11,184	8,891
#National Australia Bank, Ltd.	735,856	18,157,036
Navitas, Ltd.	116,724	444,742
#*Neptune Marine Services, Ltd.	361,784	34,612
New Hope Corp., Ltd.	431,525	2,108,132
Newcrest Mining, Ltd.	180,988	6,703,502
*Nexbis, Ltd.	425,000	38,883
*Nexus Energy, Ltd.	322,500	148,281
NIB Holdings, Ltd.	338,206	437,689
#*Nido Petroleum, Ltd.	1,055,002	110,453
*Norfolk Group, Ltd.	71,823	87,775
*Northern Energy Corp., Ltd.	18,299	31,543
*Northern Iron, Ltd.	23,752	44,270
*Norton Gold Fields, Ltd.	59,079	9,974
#*Novogen, Ltd. Sponsored ADR	2,215	2,348
NRW Holdings, Ltd.	193,300	469,214
*Nucoal Resources NL	13,994	7,886
#*Nufarm, Ltd.	127,696	666,276
Oaks Hotels & Resorts, Ltd.	24,027	6,597
Oakton, Ltd.	46,008	107,932
#Oil Search, Ltd.	389,477	2,587,886
OneSteel, Ltd.	1,845,980	5,032,274
Orica, Ltd.	112,734	2,853,737
Origin Energy, Ltd.	522,115	8,563,407
#*Orocobre, Ltd.	13,522	45,867
OrotonGroup, Ltd.	1,644	14,844
*Otto Energy, Ltd.	168,000	16,419
OZ Minerals, Ltd.	2,595,173	4,241,240
*Pacific Brands, Ltd.	1,386,628	1,437,902
#*Paladin Energy, Ltd.	438,064	2,144,889
*Pan Pacific Petroleum NL	245,063	40,392
*PanAust, Ltd.	756,371	615,070
Panoramic Resources, Ltd.	243,489	570,979
*Paperlinx, Ltd.	745,156	335,384
Patties Foods, Ltd.	5,122	6,989
Peet, Ltd.	127,013	244,269
*Perilya, Ltd.	86,794	48,373
#Perpetual Trustees Australia, Ltd.	14,691	459,924
*Perseus Mining, Ltd.	158,721	451,673
*Petsec Energy, Ltd.	48,701	8,228
#*Pharmaxis, Ltd.	149,884	392,269
Photon Group, Ltd.	1,058,870	90,877

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Platinum Asset Mangement, Ltd.	42,020	$200,535
*Platinum Australia, Ltd.	356,003	263,866
PMP, Ltd.	379,844	342,574
*Po Valley Energy, Ltd.	16,224	5,197
*Port Bouvard, Ltd.	77,271	6,673
*Poseidon Nickel, Ltd.	48,747	10,460
#Premier Investments, Ltd.	65,941	405,459
*Prima Biomed, Ltd.	423,433	97,329
#Primary Health Care, Ltd.	492,358	1,815,387
*Prime Aet&D Holdings No. 1 Non-Voting	26	1
Prime Media Group, Ltd.	87,075	56,650
*PrimeAg Australia, Ltd.	14,710	21,123
Probiotec, Ltd.	17,002	10,838
Programmed Maintenance Service, Ltd.	120,100	200,455
*Qantas Airways, Ltd.	581,314	1,395,476
#QBE Insurance Group, Ltd.	227,600	3,980,080
Ramelius Resources, Ltd.	139,582	134,939
Ramsay Health Care, Ltd.	61,018	1,040,701
RCR Tomlinson, Ltd.	82,636	116,841
REA Group, Ltd.	6,487	77,140
Reckon, Ltd.	26,821	66,266
Redflex Holdings, Ltd.	49,622	111,287
Reece Australia, Ltd.	10,902	239,557
Regional Express Holdings, Ltd.	17,416	19,360
*Regis Resources, Ltd.	110,695	213,281
Reject Shop, Ltd. (The)	13,602	184,230
*Resolute Mining, Ltd.	531,417	698,347
#*Resource Generation, Ltd.	115,205	67,617
Retail Food Group, Ltd.	46,323	127,019
Reverse Corp., Ltd.	5,700	428
*Rex Minerals, Ltd.	59,684	175,357
*RHG, Ltd.	325,372	328,245
Ridley Corp., Ltd.	223,266	283,005
#Rio Tinto, Ltd.	73,987	6,227,770
*RiverCity Motorway Group, Ltd.	133,238	1,183
#*Riversdale Mining, Ltd.	242,892	3,830,432
*Roc Oil Co., Ltd.	921,934	354,986
SAI Global, Ltd.	91,568	426,889
Salmat, Ltd.	57,624	275,129
*Samson Oil & Gas, Ltd.	369,481	44,893
*Sandfire Resources NL	46,996	332,291
Santos, Ltd.	395,880	5,346,013
*Saracen Mineral Holdings, Ltd.	260,569	179,768
Sedgman, Ltd.	40,247	86,204
Seek, Ltd.	69,070	460,256
Select Harvests, Ltd.	19,859	65,801
Servcorp, Ltd.	31,948	101,726
#*Service Stream, Ltd.	166,488	107,734
Seven Group Holdings, Ltd.	192,011	1,726,651
#*Sigma Pharmaceuticals, Ltd.	1,426,257	636,462
#*Silex System, Ltd.	40,259	222,867
#*Silver Lake Resources, Ltd.	112,144	210,887
Sims Metal Management, Ltd.	167,602	3,237,989
*Sino Strategic International, Ltd.	9,056	2,527
#Sirtex Medical, Ltd.	10,536	59,334
*Skilled Group, Ltd.	103,915	204,810
*Slater & Gordon, Ltd.	9,519	19,822
SMS Management & Technology, Ltd.	19,013	135,450
Sonic Healthcare, Ltd.	146,554	1,743,956
Southern Cross Media Group, Ltd.	251,988	481,429
SP Ausnet, Ltd.	502,234	441,044

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
SP Telemedia, Ltd.	428,098	$621,584
Spark Infrastructure Group, Ltd.	615,504	704,161
Specialty Fashion Group, Ltd.	29,122	36,843
Spotless Group, Ltd.	420,369	942,701
*St. Barbara, Ltd.	172,407	321,868
#*Starpharma Holdings, Ltd.	32,636	28,930
Straits Resources, Ltd.	233,593	528,229
*Strike Resources, Ltd.	69,365	28,838
Structural Systems, Ltd.	27,729	22,028
Stuart Petroleum, Ltd.	5,000	3,570
STW Communications Group, Ltd.	345,685	388,772
Suncorp Group, Ltd.	763,075	6,575,431
#*Sundance Resources, Ltd.	1,191,078	587,508
*Sunland Group, Ltd.	138,109	107,419
#Super Retail Group, Ltd.	64,690	421,847
#*Swick Mining Services, Ltd.	101,218	42,063
Symex Holdings, Ltd.	21,158	11,980
TABCORP Holdings, Ltd.	591,067	4,106,213
Talent2 International, Ltd.	70,115	105,238
*Tanami Gold NL	24,008	20,919
*Tap Oil, Ltd.	259,762	202,163
Tassal Group, Ltd.	102,729	182,353
Tatts Group, Ltd.	1,311,925	3,245,465
Technology One, Ltd.	79,299	77,706
Telstra Corp., Ltd.	201,327	563,260
#Telstra Corp., Ltd. ADR	36,500	511,730
Ten Network Holdings, Ltd.	1,051,387	1,474,904
*Teranga Gold Corp.	41,625	113,659
#*Terramin Australia, Ltd.	48,195	20,981
#TFS Corp., Ltd.	124,353	127,952
*Thakral Holdings Group, Ltd.	359,367	176,114
Thorn Group, Ltd.	113,374	239,382
Toll Holdings, Ltd.	363,725	2,135,839
Tower Australia Group, Ltd.	391,717	1,531,821
Tox Free Solutions, Ltd.	51,027	116,887
Transfield Services, Ltd.	485,811	1,514,255
Transfield Services, Ltd. Infrastructure Fund	226,923	137,467
*Transpacific Industries Group, Ltd.	373,490	497,174
Transurban Group, Ltd.	161,058	835,041
*Troy Resources NL	64,384	223,188
Trust Co., Ltd. (The)	16,059	106,303
UGL, Ltd.	119,075	1,795,902
*UXC, Ltd.	253,217	123,536
*View Resources, Ltd.	7,164	18,563
*Village Roadshow, Ltd.	112,631	333,809
#*Virgin Blue Holdings, Ltd.	3,195,173	1,261,683
Vision Group Holdings, Ltd.	10,000	2,678
Warrnambool Cheese & Butter Factory Co. Holding, Ltd.	11,897	51,410
Washington H. Soul Pattinson & Co., Ltd.	188,055	2,324,559
Watpac, Ltd.	134,388	223,600
*WDS, Ltd.	74,726	45,990
Webjet, Ltd.	37,950	92,329
*Webster, Ltd.	13,767	7,417
Wesfarmers, Ltd.	361,256	12,294,681
#West Australian Newspapers Holdings, Ltd.	41,328	256,373
Western Areas NL	61,273	395,221
#Westpac Banking Corp.	292,705	6,732,661
#Westpac Banking Corp. Sponsored ADR	52,460	6,006,145
#*White Energy Co., Ltd.	114,563	356,931
● *White Energy Co., Ltd. 2010 Performance Shares	5,217	16,221
● *White Energy Co., Ltd. 2011 Performance Shares	5,217	16,221

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Whitehaven Coal, Ltd.	89,830	$630,137
WHK Group, Ltd.	226,348	236,482
#Wide Bay Australia, Ltd.	20,282	210,268
Willmott Forests, Ltd.	46,112	14,705
#*Windimurra Vanadium, Ltd.	62,376	10,567
Woodside Petroleum, Ltd.	43,528	1,811,852
Woolworths, Ltd.	65,845	1,751,807
WorleyParsons, Ltd.	17,017	470,740
#Wotif.com Holdings, Ltd.	29,133	123,461

TOTAL AUSTRALIA		356,448,688

AUSTRIA — (0.5%)
Agrana Beteiligungs AG	3,273	340,440
Andritz AG	13,331	1,136,937
#*A-TEC Industries AG	19,046	67,279
*Austriamicrosystems AG	8,211	409,151
#BWIN Interactive Entertainment AG	13,833	513,652
BWT AG	2,227	63,953
CAT Oil AG	12,320	134,954
Erste Group Bank AG	120,617	6,026,325
#EVN AG	17,312	291,137
Flughafen Wien AG	6,614	434,889
*Frauenthal Holding AG	198	2,944
*Intercell AG	18,738	258,986
Kapsch TrafficCom AG	558	52,540
Lenzing AG	4,389	470,543
Mayr-Melnhof Karton AG	5,774	685,039
Oberbank AG	2,295	141,011
#Oesterreichischen Post AG	21,857	685,293
OMV AG	92,393	4,093,674
*Palfinger AG	4,422	165,641
#Raiffeisen Bank International AG	52,396	3,080,548
*RHI AG	11,381	429,291
Rosenbauer International AG	1,136	59,766
*S&T System Integration & Technology Distribution AG	164	1,058
Schoeller-Bleckmann Oilfield Equipment AG	7,442	610,198
Semperit Holding AG	2,566	123,896
Strabag SE	39,798	1,154,300
Telekom Austria AG	65,761	905,209
Telekom Austria AG ADR	4,200	115,626
#Uniqa Versicherungen AG	35,466	736,060
#Verbund AG	7,971	318,769
Vienna Insurance Group AG Wiener Versicherung Gruppe	29,097	1,579,564
Voestalpine AG	96,025	4,307,939
*Warimpex Finanz und Beteiligungs AG	7,537	25,642
#*Wienerberger AG	110,376	2,282,162
Wolford AG	1,281	40,433
Zumtobel AG	27,628	805,108

TOTAL AUSTRIA		32,549,957

BELGIUM — (1.0%)
Ackermans & van Haaren NV	27,931	2,397,027
*Ageas SA	2,778,780	7,873,692
*Agfa-Gevaert NV	228,454	1,015,701
Anheuser-Busch InBev NV	131,117	7,234,664
*Arseus NV	7,658	119,134
Banque Nationale de Belgique SA	217	1,001,940
*Barco NV	18,231	1,270,927
#Bekaert SA	40,932	4,096,712
Belgacom SA	21,891	786,215
Colruyt SA	11,475	586,642

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BELGIUM — (Continued)
Compagnie d’Entreprises SA	10,103	$747,276
Compagnie Immobiliere de Belgique SA	2,181	92,079
Compagnie Maritime Belge SA	16,406	512,636
#*Deceuninck NV	60,150	158,948
Delhaize Group SA	9,608	756,111
#Delhaize Group SA Sponsored ADR	65,538	5,203,717
#*Devgen NV	5,605	42,748
#*Dexia SA	620,802	2,593,353
D’Ieteren SA	21,970	1,312,114
Duvel Moorgat SA	360	37,153
Econocom Group SA	4,469	71,367
#Elia System Operator SA NV	13,614	543,674
Euronav SA	20,814	353,288
EVS Broadcast Equipment SA	6,473	396,546
Exmar NV	22,044	174,542
*Galapagos NV	15,956	254,254
Gimv NV	2,729	144,960
Hamon & Compagnie International SA	743	28,672
Image Recognition Integrated Systems (I.R.I.S.) SA	843	38,124
*Ion Beam Applications SA	14,829	183,802
Jensen-Group NV	2,121	30,760
*KBC Groep NV	92,137	3,688,447
Kinepolis Group NV	11,934	791,027
Lotus Bakeries NV	24	13,074
Melexis NV	8,929	144,779
Mobistar SA	8,610	537,324
#Nyrstar NV	96,163	1,544,722
Omega Pharma SA	24,139	1,241,053
#*Option NV	88,995	74,028
*RealDolmen NV	1,244	27,338
Recticel SA	27,145	273,947
Rosier SA	38	15,913
*Roularta Media Group NV	12,286	440,872
*SAPEC SA	208	14,234
Sioen Industries NV	4,626	45,370
Sipef NV	5,978	563,143
#Solvay SA	49,042	5,123,508
Telenet Group Holding NV	19,890	782,596
Tessenderlo Chemie NV	36,858	1,318,376
#*ThromboGenics NV	18,779	566,802
*TiGenix NV	12,489	23,669
#UCB SA	91,631	3,278,894
Umicore SA	65,612	3,362,369
Van de Velde NV	2,267	118,244
VPK Packaging Group SA	1,132	45,150

TOTAL BELGIUM		64,093,657

CANADA — (9.4%)
*20-20 Technologies, Inc.	600	2,067
*5N Plus, Inc.	28,757	193,848
Aastra Technologies, Ltd.	13,081	291,836
#*Absolute Software Corp.	21,300	78,066
*Advantage Oil & Gas, Ltd.	154,950	1,149,726
Aecon Group, Inc.	56,400	555,354
#*AEterna Zentaris, Inc.	6,800	10,865
#AG Growth International, Inc.	2,470	123,827
AGF Management, Ltd. Class B	127,071	2,365,410
#Agnico-Eagle Mines, Ltd.	19,125	1,309,060
Agrium, Inc.	55,700	4,921,135
*Ainsworth Lumber Co., Ltd.	52,199	179,844
*Air Canada	1,900	6,034

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

CANADA — (Continued)
Akita Drilling, Ltd.	11,400	$108,723
#Alamos Gold, Inc.	55,200	834,601
*AlarmForce Industries, Inc.	2,900	26,760
*Alexco Resource Corp.	25,900	169,158
*Alexis Minerals Corp.	173,000	27,643
*Algoma Central Corp.	1,186	111,630
Algonquin Power & Utilities Corp.	120,067	585,137
Alimentation Couche-Taro, Inc. Class B	69,300	1,849,892
Alliance Grain Traders, Inc.	4,400	134,063
#AltaGas, Ltd.	50,661	1,138,336
*Alter Nrg Corp.	7,400	10,346
*Altius Minerals Corp.	33,800	454,672
*Amerigo Resources, Ltd.	141,600	176,761
#*Anatolia Minerals Development, Ltd.	57,100	376,922
*Anderson Energy, Ltd.	114,562	135,001
Andrew Peller, Ltd.	2,000	17,516
*Angle Energy, Inc.	60,417	435,019
*Antrim Energy, Inc.	110,600	124,810
*Anvil Mining, Ltd.	166,900	970,048
#*Arsenal Energy, Inc.	90,000	83,587
Astral Media, Inc. Class A	49,794	1,990,567
ATCO, Ltd.	23,300	1,363,539
#Atlantic Power Corp.	38,889	594,976
*Atna Resource, Ltd.	5,200	3,064
*Atrium Innovations, Inc.	33,614	553,212
*ATS Automation Tooling System, Inc.	97,848	720,168
#*Augusta Resource Corp.	60,254	240,089
*Aura Minerals, Inc.	130,400	493,550
*Aurizon Mines, Ltd.	77,400	492,373
#*Avalon Rare Metals, Inc.	15,400	88,892
*AXIA NetMedia Corp.	50,400	88,081
*Azure Dynamics Corp.	109,500	37,180
*B2Gold Corp.	298,857	689,429
#*Baffinland Iron Mines Corp.	333,800	500,025
#*Baja Mining Corp.	127,048	133,221
#*Ballard Power Systems, Inc.	162,070	267,055
#Bank of Montreal	202,373	11,677,348
#Bank of Nova Scotia	172,301	9,714,999
*Bankers Petroleum, Ltd.	56,033	466,685
Barrick Gold Corp.	132,617	6,286,842
#BCE, Inc.	124,816	4,533,438
*Bell Aliant, Inc.	30,493	822,201
*Bellatrix Exploration, Ltd.	107,560	544,594
#*BioExx Specialty Proteins, Ltd.	33,791	77,952
*BioteQ Environmental Technologies, Inc.	4,900	4,649
*Birch Mountain Resources, Ltd.	1,200	6
#*Birchcliff Energy, Ltd.	97,100	1,100,599
#Black Diamond Group, Ltd.	10,000	237,180
*BlackPearl Resources, Inc.	252,562	1,899,228
BMTC Group, Inc.	1,600	34,354
#*BNK Petroleum, Inc.	10,779	52,100
Bombardier, Inc.	17,800	101,679
Bombardier, Inc. Class B	149,800	852,709
#Bonterra Energy Corp.	6,100	326,702
*Boralex, Inc. Class A	27,789	257,257
*Breakwater Resources, Ltd.	80,608	472,531
*Bridgewater Systems Corp.	2,700	24,132
#*Brigus Gold Corp.	38,457	61,064
#*Burcon NutraScience Corp.	6,400	62,891
CAE, Inc.	198,315	2,521,146
*Caledonia Mining Corp.	83,000	10,775

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
#Calfrac Well Services, Ltd.	28,700	$974,484
Calian Technologies, Ltd.	1,677	30,564
#*Calmena Energy Services, Inc.	102,654	85,088
*Calvalley Petroleum, Inc.	74,400	326,176
Cameco Corp.	41,000	1,699,616
Canaccord Capital, Inc.	81,256	1,237,483
Canada Bread Co., Ltd.	7,900	359,754
Canadian Energy Services & Technology Corp.	4,965	138,089
#Canadian Imperial Bank of Commerce	117,918	8,981,481
Canadian National Railway Co.	54,400	3,688,237
Canadian National Resources, Ltd.	224,600	10,014,870
Canadian Pacific Railway, Ltd.	98,515	6,608,331
#Canadian Tire Corp. Class A	81,210	5,052,562
Canadian Utilities, Ltd. Class A	67,500	3,586,833
#Canadian Western Bank	59,800	1,770,082
*Canadian Zinc Corp.	74,236	54,119
Canam Group, Inc. Class A	50,400	357,358
*Candente Copper Corp.	9,800	21,139
*Candente Gold Corp.	1,960	1,742
*Canfor Corp.	111,800	1,361,005
*Cangene Corp.	35,800	104,395
*Capstone Mining Corp.	168,775	782,060
*Cardero Resource Corp.	42,958	76,362
*Cardiome Pharma Corp.	17,900	112,618
#*Carpathian Gold, Inc.	165,900	101,063
Cascades, Inc.	93,665	679,091
#Cash Store Financial Services, Inc. (The)	7,253	93,220
*Catalyst Paper Corp.	422,598	194,133
CCL Industries, Inc. Class B	34,100	1,124,805
*CE Franklin, Ltd.	13,700	106,032
*Celestica, Inc.	228,200	2,249,297
*Celtic Exploration, Ltd.	62,500	1,242,073
#Cenovus Energy, Inc.	208,817	7,215,328
Centerra Gold, Inc.	66,006	1,059,286
*Cequence Energy, Ltd.	32,400	87,038
*CGI Group, Inc.	238,000	4,577,700
#*China Gold International Resources Corp., Ltd.	69,400	356,928
*Chinook Energy, Inc.	26,878	53,952
*Churchill Corp. Class A (The)	10,133	199,655
#CI Financial Corp.	29,000	621,211
#*CIC Energy Corp.	53,350	366,020
*Cinch Energy Corp.	42,792	45,726
Clairvest Group, Inc.	1,100	14,764
*Clarke, Inc.	13,900	60,661
#*Claude Resources, Inc.	127,192	237,528
*CML HealthCare, Inc.	2,108	25,051
*Coastal Contacts, Inc.	16,400	30,790
#Cogeco Cable, Inc.	17,620	751,008
#*Colossus Minerals, Inc.	33,000	242,223
*COM DEV International, Ltd.	81,800	187,886
*Compton Petroleum Corp.	186,700	82,037
Computer Modelling Group, Ltd.	1,200	30,679
#*Connacher Oil & Gas, Ltd.	411,950	592,408
*Consolidated Thompson Iron Mines, Ltd.	149,600	2,572,639
Constellation Software, Inc.	1,200	59,799
Contrans Group, Inc.	16,282	164,226
*Copper Mountain Mining Corp.	21,750	146,397
Corby Distilleries, Ltd.	10,250	176,574
#*Corridor Resources, Inc.	89,500	477,286
Corus Entertainment, Inc. Class B	117,100	2,625,351
#*Corvus Gold, Inc.	5,900	4,596

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Cott Corp.	98,400	$787,121
#Crescent Point Energy Corp.	79,600	3,517,551
*Crew Energy, Inc.	73,108	1,468,220
*Crocotta Energy, Inc.	19,099	45,394
*Crowflight Minerals, Inc.	54,500	3,266
#*Crystallex International Corp.	276,283	71,737
CVTech Group, Inc.	9,700	13,368
*Cyberplex, Inc.	36,700	6,964
Dalsa Corp.	11,700	213,237
#Daylight Energy, Ltd.	180,330	1,817,077
#*Delphi Energy Corp.	114,636	234,687
#*Denison Mines Corp.	344,770	1,291,144
*Descartes Systems Group, Inc. (The)	51,500	357,442
*Detour Gold Corp.	31,793	829,631
*DHX Media, Ltd.	17,231	16,347
*Dollarama, Inc.	3,429	97,766
Dorel Industries, Inc. Class B	33,900	1,108,728
#*DragonWave, Inc.	29,800	211,890
#*Duluth Metals, Ltd.	18,800	54,446
*Dundee Capital Markets, Inc.	58,300	63,461
#*Dundee Precious Metals, Inc.	101,961	794,224
DundeeWealth, Inc.	58,300	1,119,598
*Dynasty Metals & Mining, Inc.	20,850	74,334
#*Eastern Platinum, Ltd.	889,200	1,420,802
*Eastmain Resources, Inc.	27,600	48,786
easyhome, Ltd.	500	4,619
#*ECU Silver Mining, Inc.	58,100	62,663
*EGI Financial Holdings, Inc.	900	6,966
E-L Financial Corp., Ltd.	88	42,622
Eldorado Gold Corp.	226,848	3,645,063
*Electrovaya, Inc.	13,700	34,067
*Ember Resources, Inc.	59	34
#Emera, Inc.	16,017	515,052
Empire Co., Ltd. Class A	31,736	1,652,801
#Enbridge, Inc.	71,135	4,124,530
#Encana Corp.	242,357	7,810,316
#*Endeavour Silver Corp.	42,825	264,729
Enghouse Systems, Ltd.	11,429	95,304
Ensign Energy Services, Inc.	135,400	2,191,875
*Entree Gold, Inc.	34,600	101,587
*Epsilon Energy, Ltd.	36,242	125,952
#*Equinox Minerals, Ltd.	302,377	1,805,777
Equitable Group, Inc.	13,470	376,652
*Euro Goldfields, Ltd.	148,900	2,230,489
Evertz Technologies, Ltd.	11,200	195,736
*Excellon Resources, Inc.	77,000	81,510
Exco Technologies, Ltd.	7,600	29,600
*Exeter Resource Corp.	900	4,539
*EXFO, Inc.	23,576	233,559
*Fairborne Energy, Ltd.	70,476	327,272
Fairfax Financial Holdings, Ltd.	14,030	5,352,234
*Far West Mining, Ltd.	10,800	70,213
Fiera Sceptre, Inc.	900	7,100
Finning International, Inc.	132,200	3,847,114
#*First Majestic Silver Corp.	86,039	1,056,853
#First Quantum Minerals, Ltd.	43,713	5,057,324
#*First Uranium Corp.	201,100	198,821
*FirstService Corp.	9,700	275,980
*Flint Energy Services, Ltd.	37,800	694,582
#*Formation Capital Corp.	7,700	16,533
#*Forsys Metals Corp.	50,120	146,654

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
#Fortis, Inc.	62,628	$2,157,753
*Fortress Paper, Ltd.	2,846	162,884
*Fortuna Silver Mines, Inc.	64,560	256,602
#*Fortune Minerals, Ltd.	15,400	24,607
Forzani Group, Ltd. Class A	37,500	722,774
Franco-Nevada Corp.	60,600	1,684,224
*Fraser Papers, Inc.	6,400	415
*Fronteer Gold, Inc.	140,775	1,390,388
*Galleon Energy, Inc. Class A	82,800	346,464
*Gammon Gold, Inc.	179,400	1,350,852
*Garda World Security Corp.	7,000	62,985
*GBS Gold International, Inc.	42,400	—
Gennum Corp.	32,970	253,856
*Genworth MI Canada, Inc.	5,783	152,177
#*Geomark Exploration, Ltd.	17,100	20,492
George Weston, Ltd.	30,900	2,187,548
#*Gildan Activewear, Inc.	54,600	1,604,712
*Glacier Media, Inc.	22,700	56,674
Glentel, Inc.	3,800	107,205
*GLG Life Tech Corp.	5,071	61,276
Gluskin Shef & Associates, Inc.	4,000	85,884
*GLV, Inc.	12,023	93,053
GMP Capital, Inc.	32,000	463,055
*Gold Wheaton Gold Corp.	30,648	143,545
Goldcorp, Inc.	190,221	7,634,675
#*Golden Star Resources, Ltd.	261,200	965,137
*Gran Tierra Energy, Inc.	969	8,700
*Grande Cache Coal Corp.	62,000	667,459
#*Great Basin Gold, Ltd.	436,400	1,150,543
*Great Canadian Gaming Corp.	76,200	556,271
#Great-West Lifeco, Inc.	55,900	1,448,091
*Greystar Resources, Ltd.	38,820	133,361
#Groupe Aeroplan, Inc.	185,941	2,543,957
*Guyana Goldfields, Inc.	21,800	188,098
*Hanfeng Evergreen, Inc.	36,400	207,927
*Harry Winston Diamond Corp.	80,100	866,313
#*Helix BioPharma Corp.	900	2,562
*Hemisphere GPS, Inc.	46,880	63,203
*Heroux-Devtek, Inc.	27,600	186,876
*High River Gold Mines, Ltd.	27,750	35,195
Home Capital Group, Inc.	26,200	1,432,516
*Horizon North Logistics, Inc.	4,850	17,776
#HudBay Minerals, Inc.	169,409	2,805,014
#Husky Energy, Inc.	87,585	2,361,607
*Hydrogenics Corp.	700	3,034
IAMGOLD Corp.	350,582	6,666,082
#IESI-BFC, Ltd.	80,162	1,905,283
#IGM Financial, Inc.	28,900	1,226,883
#*Imax Corp.	26,020	665,474
*Imperial Metals Corp.	28,700	645,739
#Imperial Oil, Ltd.	15,803	704,653
*Imris, Inc.	6,500	51,346
#Indigo Books & Music, Inc.	5,523	83,230
Industrial Alliance Insurance & Financial Services, Inc.	98,400	3,611,325
#Inmet Mining Corp.	51,894	3,868,664
#Innergex Renewable Energy, Inc.	8,606	84,655
*Insignia Energy, Ltd.	4,148	8,078
Intact Financial Corp.	96,200	4,846,747
*Inter-Citic Minerals, Inc.	38,763	77,034
*International Forest Products, Ltd. Class A	37,261	217,311
#*International Tower Hill Mines, Ltd.	11,800	108,531

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Intertape Polymer Group, Inc.	52,504	$60,823
#*Ivanhoe Energy, Inc.	131,100	456,922
#*Ivanhoe Mines, Ltd.	100,855	2,800,996
*Ivernia, Inc.	156,000	56,863
#*Jaguar Mining, Inc.	94,250	560,973
Jean Coutu Group (PJC), Inc. Class A (The)	95,600	895,519
#*Katanga Mining, Ltd.	525,231	739,577
#*Keegan Resources, Inc.	8,600	63,211
*Kimber Resources, Inc.	15,200	18,519
*Kingsway Financial Services, Inc.	67,900	88,151
#*Kinross Gold Corp.	363,611	6,042,330
*Kirkland Lake Gold, Inc.	19,100	260,173
*La Mancha Resources, Inc.	83,900	191,872
#*Labopharm, Inc.	45,800	38,878
*Labrador Iron Mines Holdings, Ltd.	36,332	404,556
*Lake Shore Gold Corp.	243,386	899,314
*Laramide Resources, Ltd.	110,721	265,372
Laurentian Bank of Canada	33,340	1,767,967
#Le Chateau, Inc. Class A	9,300	106,527
*Legacy Oil & Gas, Inc.	65,599	1,012,138
Leon’s Furniture, Ltd.	35,479	531,468
Linamar Corp.	60,200	1,269,710
#Loblaw Cos., Ltd.	66,000	2,579,098
#*Lundin Mining Corp.	436,289	3,123,975
*MacDonald Dettweiler & Associates, Ltd.	24,500	1,186,159
#*MAG Silver Corp.	8,500	82,424
*MagIndustries Corp.	352,000	94,912
#Magna International, Inc.	220,974	12,902,931
*Mahalo Energy, Ltd.	683	7
#Major Drilling Group International, Inc.	26,300	1,109,152
#Manitoba Telecom Services, Inc.	22,800	702,887
#Manulife Financial Corp.	590,166	10,284,513
Maple Leaf Foods, Inc.	92,836	1,061,539
*March Networks Corp.	5,000	19,973
Marsulex, Inc.	1,200	15,783
*Martinrea International, Inc.	91,400	937,412
*Maxim Power Corp.	24,537	68,611
MDC Partners, Inc.	11,300	187,214
*MDN, Inc.	24,200	11,117
*MDS, Inc.	145,226	1,660,596
Mediagrif Interactive Technologies, Inc.	1,100	11,370
#*Mega Uranium, Ltd.	222,600	215,631
#*Mercator Minerals, Ltd.	131,933	566,547
Methanex Corp.	106,400	2,892,303
#Metro, Inc. Class A	86,600	3,740,400
*MGM Energy Corp.	248	58
*Midway Energy, Ltd.	35,610	176,387
*Migao Corp.	39,806	323,186
#*Minco Silver Corp.	19,480	110,303
#*Minera Andes, Inc.	226,947	568,869
*Miranda Technologies, Inc.	17,400	112,948
MKS, Inc.	100	1,758
Mosaid Technologies, Inc.	8,200	262,374
Mullen Group, Ltd.	72,578	1,427,859
#National Bank of Canada	95,243	6,639,950
*Nautilus Minerals, Inc.	35,086	110,022
*Neo Material Technologies, Inc.	85,050	684,579
#*Nevada Copper Corp.	17,400	91,227
#*New Gold, Inc.	370,700	2,969,006
Newalta Corp.	63,395	802,765
Nexen, Inc.	372,596	9,358,156

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
#*NGEx Resources, Inc.	21,259	$28,661
Niko Resources, Ltd.	13,900	1,353,423
*Norbord, Inc.	24,830	370,212
#*Norsemont Mining, Inc.	6,653	29,898
*North American Energy Partners, Inc.	15,676	187,858
*North American Palladium, Ltd.	49,800	326,745
*Northern Dynasty Minerals, Ltd.	27,280	500,458
#*Northgate Minerals Corp.	379,400	969,955
*Northland Power, Inc.	3,468	55,344
*Northstar Aerospace, Inc.	3,323	8,529
#*Novagold Resources, Inc.	59,600	793,992
Nuvista Energy, Ltd.	79,713	753,068
*Nuvo Research, Inc.	99,000	15,819
*OceanaGold Corp.	325,212	837,916
#*Olympus Pacific Minerals, Inc.	13,600	5,908
#*Oncolytics Biotech, Inc.	15,300	95,649
Onex Corp.	80,068	2,574,714
*Open Range Energy Corp.	25,949	71,264
#*Open Text Corp.	50,300	2,483,479
*OPTI Canada, Inc.	343,371	236,607
*Orleans Energy, Ltd.	43,543	109,146
#*Oromin Explorations, Ltd.	21,300	23,398
*Orvana Minerals Corp.	97,524	324,317
*Osisko Mining Corp.	64,400	856,008
*Pace Oil & Gas, Ltd.	60,232	532,936
Pacific Northern Gas, Ltd.	1,525	45,688
Pacific Rubiales Energy Corp.	172,974	5,969,922
#*Paladin Labs, Inc.	8,563	302,294
#Pan Amer Silver Corp.	72,073	2,360,088
*Paramount Resources, Ltd. Class A	36,600	1,128,319
*Parex Resources, Inc.	5,200	48,554
#Pason Systems, Inc.	31,719	452,970
*Patheon, Inc.	14,127	33,154
Pembina Pipeline Corp.	22,300	493,947
*Pengrowth Energy Corp.	86,838	1,094,418
*Penn West Petroleum, Ltd.	133,108	3,640,913
#*Peregrine Diamonds, Ltd.	32,200	77,176
#Perpetual Energy, Inc.	32,429	131,160
#*Petaquilla Minerals, Ltd.	73,400	83,563
#PetroBakken Energy, Ltd.	73,970	1,583,779
*Petrobank Energy & Resources, Ltd.	29,809	699,567
*Petrolifera Petroleum, Ltd.	112,900	124,023
#*Petrominerales, Ltd.	20,618	803,842
*Phoscan Chemical Corp.	114,500	84,616
*Platinum Group Metals, Ltd.	63,570	142,840
#*Platmin, Ltd.	67,182	55,015
#*Plutonic Power Corp.	41,994	93,101
*Points International, Ltd.	64,200	51,291
*Polaris Miner Corp.	7,200	8,628
#*PolyMet Mining Corp.	37,470	76,336
Potash Corp. of Saskatchewan, Inc.	12,800	2,267,659
*Precision Drilling Corp.	84,497	887,710
Premium Brands Holdings Corp.	15,700	234,242
#Progress Energy Resources Corp.	193,300	2,629,197
*ProMetic Life Sciences, Inc.	41,000	5,323
*ProspEx Resources, Ltd.	26,607	47,828
*Pulse Seismic, Inc.	59,500	125,970
*Pure Energy Services, Ltd.	9,000	54,287
*QLT, Inc.	89,400	626,742
*Quadra FNX Mining, Ltd.	166,510	2,244,854
#Quebecor, Inc. Class B	49,100	1,740,210

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Queenston Mining, Inc.	17,600	$90,694
#*Questerre Energy Corp.	81,025	120,564
*Ram Power Corp.	11,325	22,167
Reitmans Canada, Ltd.	1,346	24,168
Reitmans Canada, Ltd. Class A	47,400	855,837
*Research In Motion, Ltd.	23,400	1,378,505
#*Resverlogix Corp.	15,900	33,504
Richelieu Hardware, Ltd.	11,700	347,022
*Richmont Mines, Inc.	17,900	77,403
#Ritchie Brothers Auctioneers, Inc.	18,600	464,373
*Rock Energy, Inc.	23,500	114,995
*Rocky Mountain Dealerships, Inc.	6,600	62,286
#Rogers Communications, Inc. Class B	37,700	1,316,592
*RONA, Inc.	133,507	1,870,578
#Royal Bank of Canada	162,793	8,726,947
*RS Technologies, Inc.	174	47
*Rubicon Minerals Corp.	56,800	272,840
*Ruggedcom, Inc.	2,000	38,947
Russel Metals, Inc.	95,020	2,219,521
*Sabina Gold & Silver Corp.	98,878	492,736
*Sandvine Corp.	360,487	1,047,603
#Saputo, Inc.	29,700	1,239,786
Savanna Energy Services Corp.	76,840	544,061
*Scorpio Mining Corp.	51,967	47,226
#*Seabridge Gold, Inc.	15,600	437,925
Sears Canada, Inc.	39,944	780,650
*SEMAFO, Inc.	133,000	1,354,771
#Shaw Communictions, Inc. Class B	28,100	593,233
ShawCor, Ltd.	35,700	1,293,093
Sherritt International Corp.	295,200	2,576,570
#Shoppers Drug Mart Corp.	56,600	2,083,463
*Shore Gold, Inc.	249,227	199,113
*Sierra Wireless, Inc.	33,000	466,320
#*Silver Standard Resources, Inc.	42,200	974,770
*Silver Wheaton Corp.	161,400	4,978,924
Silvercorp Metals, Inc.	80,000	846,058
#*Sino-Forest Corp.	193,800	4,215,273
SNC-Lavalin Group, Inc.	15,900	931,595
*Softchoice Corp.	13,855	120,099
#*SouthGobi Resources, Ltd.	10,400	148,831
*Sprott Resource Corp.	103,040	519,650
*Sprott Resource Lending Corp.	134,424	236,267
*St. Andrew Goldfields, Ltd.	53,000	70,924
*Stantec, Inc.	44,500	1,269,207
*Starfield Resources, Inc.	45,300	4,976
Stella-Jones, Inc.	2,800	96,498
*Storm Cat Energy Corp.	500	20
#*Stornoway Diamond Corp.	291,920	169,085
#*Strateco Resources, Inc.	69,000	84,067
#Student Transportation, Inc.	45,470	287,891
#Sun Life Financial, Inc.	287,983	9,062,110
#Suncor Energy, Inc.	515,066	21,325,846
*SunOpta, Inc.	69,500	512,218
*Sun-Rype Products, Ltd.	100	834
#Superior Plus Corp.	72,633	857,365
#*Swisher Hygiene, Inc.	42,724	267,518
*SXC Health Solutions Corp.	19,200	924,192
Talisman Energy, Inc.	499,600	11,445,373
#*Tanzanian Royalty Exploration Corp.	17,300	110,571
*Taseko Mines, Ltd.	89,600	507,347
Teck Resources, Ltd. Class B	279,087	16,903,806

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Telus Corp.	16,961	$840,978
Telus Corp. Non-Voting	85,366	4,065,616
*Terra Energy Corp.	43,090	51,208
#*Theratechnologies, Inc.	35,600	209,757
#*Thompson Creek Metals Co., Inc.	140,059	1,900,836
#Thomson Reuters Corp.	166,778	6,662,126
Tim Hortons, Inc.	31,600	1,293,222
#*Timminco, Ltd.	94,700	54,852
*TMX Group, Inc.	17,400	662,394
Toromont Industries, Ltd.	43,900	1,377,917
#Toronto Dominion Bank	292,060	21,863,302
#Torstar Corp. Class B	72,800	1,022,915
#Total Energy Services, Inc.	22,000	314,176
#TransAlta Corp.	215,228	4,444,914
*Transat AT, Inc. Class B	2,900	47,525
#TransCanada Corp.	228,770	8,350,271
Transcontinental, Inc. Class A	85,016	1,445,871
TransForce, Inc.	74,893	1,006,701
*Transglobe Energy Corp.	51,700	629,890
*Tranzeo Wireless Technologies, Inc.	4,470	2,009
#Trican Well Service, Ltd.	57,600	1,262,040
#Trilogy Energy Corp.	14,500	205,478
Trinidad Drilling, Ltd.	122,900	886,142
TVA Group, Inc. Class B	4,447	63,950
*Twin Butte Energy, Ltd.	80,052	214,250
*UEX Corp.	147,100	337,874
Uni-Select, Inc.	18,082	510,128
#Uranium One, Inc.	571,780	3,740,110
*Ur-Energy, Inc.	83,500	271,009
#*Valeant Pharmaceuticals International, Inc.	160,110	5,834,537
*Vecima Network, Inc.	2,200	10,095
*Vector Aerospace Corp.	16,089	163,887
*Vero Energy, Inc.	39,480	239,715
#*Virginia Mines, Inc.	10,838	76,846
*Viterra, Inc.	397,258	4,641,652
*Vitran Corp., Inc.	2,400	33,243
WaterFurnace Renewable Energy, Inc.	1,487	37,229
*Webtech Wireless, Inc.	15,500	6,501
*Wescast Industries, Inc.	247	1,480
*Wesdome Gold Mines, Ltd.	74,000	200,270
West Fraser Timber Co., Ltd.	32,100	1,617,582
*Westaim Corp.	84,100	51,232
*Western Coal Corp.	124,410	1,553,028
Western Financial Group, Inc.	38,365	157,851
Westjet Airlines, Ltd.	6,100	83,640
*Westport Innovations, Inc.	18,628	292,065
#Wi-Lan, Inc.	98,100	648,546
Winpak, Ltd.	26,460	318,149
*Wireless Matrix Corp.	29,700	30,550
*Xtreme Coil Drilling Corp.	14,400	70,465
Yamana Gold, Inc.	386,016	4,344,535
#Yellow Media, Inc.	484,191	2,964,089
*YM Biosciences, Inc.	15,400	38,141
#*Yukon-Nevada Gold Corp.	142,232	95,167
#*Zarlink Semiconductor, Inc.	63,900	118,694
*ZCL Composite, Inc.	10,000	33,455

TOTAL CANADA		590,513,156

DENMARK — (0.9%)
A.P. Moller - Maersk A.S.	511	4,977,715
*Aarhus Lokalbank A.S.	809	3,972

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
DENMARK — (Continued)
*Affitech A.S.	10,000	$913
*Aktieselskabet Skjern Bank A.S.	210	6,355
#Alk-Abello A.S.	5,221	343,483
#*Alm. Brand A.S.	84,300	191,878
*Amagerbanken A.S.	347,815	225,123
Ambu A.S.	2,123	64,743
Auriga Industries A.S. Series B	20,331	336,606
#*Bang & Olufsen Holdings A.S.	40,081	505,620
#*Bavarian Nordic A.S.	12,971	625,659
*BoConcept Holding A.S.	450	14,444
Brodrene Hartmann A.S. Series B	2,300	35,948
Carlsberg A.S. Series B	53,907	5,359,368
Coloplast A.S.	3,250	472,538
D/S Norden A.S.	23,851	809,670
*Dalhoff, Larson & Horneman A.S. Series B	9,916	59,776
Danisco A.S.	43,973	5,344,335
*Danske Bank A.S.	177,848	4,769,463
*DFDS A.S.	2,321	196,591
*DiBa Bank A.S.	10,296	113,187
*Djursland Bank A.S.	1,040	31,656
#DSV A.S.	103,658	2,165,291
East Asiatic Co., Ltd. A.S.	20,532	628,287
*Fionia Holding A.S.	53,180	—
FLSmidth & Co. A.S.	38,071	3,271,392
Fluegger A.S. Series B	350	29,992
*Genmab A.S.	45,533	528,921
*GN Store Nord A.S.	199,397	1,909,896
#*Greentech Energy Systems A.S.	36,127	112,248
*Gronlandsbanken A.S.	290	26,006
*H&H International A.S. Series B	5,798	70,378
#H. Lundbeck A.S.	43,419	901,386
Harboes Bryggeri A.S.	2,462	61,856
#IC Companys A.S.	4,735	215,965
Jeudan A.S.	1,880	151,831
*Jyske Bank A.S.	68,899	3,097,090
*Lastas A.S. Series B	31	213
#*NeuroSearch A.S.	18,903	301,058
*Newcap Holding A.S.	24,798	2,163
#NKT Holding A.S.	21,966	1,280,554
*Nordjyske Bank A.S.	3,195	65,854
*Norresundby Bank A.S.	880	28,686
North Media A.S.	3,000	22,222
Novo-Nordisk A.S. Series B	2,000	225,180
Novo-Nordisk A.S. Sponsored ADR	22,700	2,568,051
Novozymes A.S. Series B	4,419	612,421
*Ostjydsk Bank A.S.	285	19,197
#*Parken Sport & Entertainment A.S.	2,896	58,839
Per Aarsleff A.S. Series B	1,808	144,569
*Ringkjoebing Landbobank A.S.	3,101	422,294
Rockwool International A.S.	6,995	824,172
#*Royal Unibrew A.S.	11,035	700,077
Satair A.S.	2,158	138,241
Schouw & Co. A.S.	16,819	384,573
SimCorp A.S.	1,323	201,699
*Sjaelso Gruppen A.S.	16,070	37,543
Solar Holdings A.S. Series B	4,099	328,563
*Spar Nord Bank A.S.	35,210	378,220
*Sparbank A.S.	1,926	28,739
*Sparekassen Faaborg A.S.	271	36,871
#*Sydbank A.S.	72,578	2,095,905
Thrane & Thrane A.S.	4,354	207,100

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
DENMARK — (Continued)
Tivoli A.S.	90	$55,204
#*TK Development A.S.	49,771	208,310
#*Topdanmark A.S.	7,870	1,136,662
*TopoTarget A.S.	163,547	98,412
*Torm A.S.	17,646	126,590
*Torm A.S. ADR	23,082	165,267
Trygvesta A.S.	12,050	654,585
#*Vestas Wind Systems A.S.	33,103	1,135,596
*Vestjysk Bank A.S.	23,022	285,979
*William Demant Holding A.S.	3,287	263,262

TOTAL DENMARK		52,902,453

FINLAND — (1.5%)
#Ahlstrom Oyj	20,193	436,474
Alma Media Oyj	12,730	149,275
Amer Sports Oyj Series A	135,290	1,894,742
Aspo Oyj	7,309	91,173
#Atria P.L.C.	18,777	225,915
Bank of Aland P.L.C.	1,000	26,131
BasWare Oyj	4,070	136,175
*Biotie Therapies Corp. Oyj	16,215	13,366
#Cargotec Oyj Series B	32,234	1,505,818
*Componenta Oyj	4,400	36,189
Comptel P.L.C.	51,194	51,296
*Cramo Oyj	25,439	672,083
Digia P.L.C.	10,944	83,194
*Efore Oyj	7,109	10,133
*Elcoteq SE	14,272	25,194
*Elektrobit Corp. Oyj	432,696	427,516
Elisa Oyj	76,185	1,676,651
Etteplan Oyj	7,802	30,946
*Finnair Oyj	79,815	546,553
*Finnlines Oyj	17,325	187,342
Fiskars Oyj Abp Series A	26,113	619,898
Fortum Oyj	158,952	4,891,086
#F-Secure Oyj	39,615	120,452
*Glaston Oyj Abp	9,400	13,348
HKScan Oyj	26,274	280,610
Huhtamaki Oyj	98,514	1,428,529
Ilkka-Yhtyma Oyj	33,264	387,398
KCI Konecranes Oyj	27,722	1,163,871
Kemira Oyj	111,191	1,733,058
Kesko Oyj	59,108	2,840,438
Kone Oyj Series B	35,243	1,920,564
Laennen Tehtaat Oyj	1,800	43,953
Lassila & Tikanoja Oyj	19,876	377,920
*Lemminkainen Oyj	35,266	1,242,204
Metso Corp. Oyj	82,406	4,400,389
Metso Corp. Oyj Sponsored ADR	10,246	547,566
*M-Real Oyj Series B	295,805	1,310,987
#Neste Oil Oyj	127,255	2,403,295
Nokia Oyj	346,087	3,691,550
#Nokia Oyj Sponsored ADR	159,500	1,706,650
Nokian Renkaat Oyj	53,099	1,913,866
Okmetic Oyj	17,109	131,929
Olvi Oyj Series A	3,350	154,374
Oriola-KD Oyj Series A	1,000	4,568
Oriola-KD Oyj Series B	90,347	399,159
Orion Oyj Series A	13,037	294,639
Orion Oyj Series B	35,639	805,410
#Outokumpu Oyj	150,481	2,803,023

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FINLAND — (Continued)
Outotec Oyj	21,986	$1,233,420
PKC Group Oyj	17,329	360,618
Pohjola Bank P.L.C.	163,000	2,173,879
Ponsse Oyj	55,907	857,425
#Poyry Oyj	14,502	177,067
Raisio P.L.C.	155,943	551,047
#Ramirent Oyj	95,840	1,324,956
Rapala VMC Oyj	14,912	146,153
#*Rautaruukki Oyj Series K	81,136	2,024,838
Ruukki Group Oyj	207,434	557,833
Sampo Oyj	268,954	7,929,850
Sanoma Oyj	61,956	1,448,527
Scanfil Oyj	17,754	75,544
Stockmann Oyj Abp Series A	8,998	334,903
#Stockmann Oyj Abp Series B	16,880	542,638
Stora Enso Oyj Series R	574,426	6,833,152
Stora Enso Oyj Sponsored ADR	109,100	1,300,472
*Tecnomen Lifetree Oyj	215,467	185,905
Teleste Oyj	6,970	44,554
#Tieto Oyj	59,800	1,259,244
#*Tikkurila Oyj	18,350	397,202
Turkistuottajat Oyj	1,600	31,785
UPM-Kymmene Oyj	533,286	10,979,473
UPM-Kymmene Oyj Sponsored ADR	78,154	1,602,939
#Uponor Oyj Series A	47,027	817,874
#Vacon Oyj	2,122	113,345
Vaisala Oyj Series A	4,589	132,972
Wartsila Corp. Oyj Series B	57,564	4,448,011
Yit Oyj	65,662	1,655,697

TOTAL FINLAND		95,398,223

FRANCE — (6.9%)
Accor SA	25,394	1,160,175
Aeroports de Paris SA	13,446	1,129,548
*Air France-KLM SA	122,644	2,239,064
Air Liquide SA	22,448	2,800,469
*Alcatel-Lucent SA	111,418	371,292
*Alcatel-Lucent SA Sponsored ADR	1,724,076	5,706,692
Alstom SA	18,207	1,016,120
*Altamir Amboise SA	11,930	106,028
ALTEN SA	29,454	1,024,779
#*Altran Technologies SA	208,504	1,025,976
April Group SA	5,587	178,313
*Archos SA	676	4,614
Arkema SA	48,951	3,404,113
Assystem SA	12,164	248,606
#*Atari SA	26,866	110,534
*Atos Origin SA	52,648	2,929,166
Aubay SA	3,818	28,843
Audika SA	1,627	39,133
*Aurea SA	309	3,477
*Avanquest Software SA	4,596	20,194
#Avenir Telecom SA	22,182	27,046
AXA SA	125,422	2,654,402
AXA SA Sponsored ADR	468,270	9,946,055
#*Beneteau SA	18,392	396,581
#*BioAlliance Pharma SA	1,764	14,482
bioMerieux SA	3,881	423,103
BNP Paribas SA	331,407	24,735,742
Boiron SA	4,670	181,371
*Bonduelle SCA	5,001	473,805

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Bongrain SA	8,599	$704,896
#Bourbon SA	55,420	2,462,745
*Boursorama SA	18,953	211,426
Bouygues SA	91,022	4,225,968
#*Bull SA	34,423	151,777
Bureau Veritas SA	9,495	688,425
Canal Plus SA	23,637	179,519
Capgemini SA	118,996	5,986,439
Carrefour SA	52,357	2,559,642
Casino Guichard Perrachon SA	32,576	3,180,992
*Cegedim SA	2,063	129,613
CEGID Group SA	13,968	410,543
Christian Dior SA	19,425	2,665,967
Cie de Saint-Gobain SA	217,607	12,552,609
*Cie Generale de Geophysique - Veritas SA	29,777	901,956
#*Cie Generale de Geophysique - Veritas Sponsored ADR	121,554	3,701,319
Cie Generale des Establissements Michelin SA Series B	84,605	6,157,154
Cie Generale D’Optique Essilor Intenational SA	21,453	1,434,295
Ciments Francais SA	7,356	653,744
#*Club Mediterranee SA	25,704	588,693
CNP Assurances SA	71,688	1,582,966
Credit Agricole SA	330,854	4,882,587
*CS Communication & Systemes SA	797	6,271
#Danone SA	40,049	2,407,771
Dassault Systemes SA	7,772	610,235
#Dassault Systemes SA ADR	5,637	444,026
Delachaux SA	5,583	480,925
*Derichebourg SA	97,634	827,593
*Devoteam SA	1,036	26,057
*Edenred SA	44,189	1,054,841
#EDF Energies Nouvelles SA	10,871	469,978
Eiffage SA	30,289	1,556,418
Electricite de France SA	15,105	665,376
Electricite de Strasbourg SA	606	99,481
Entrepose Contracting SA	306	44,774
Eramet SA	2,073	736,330
Esso S.A.F.	3,968	567,618
Establissements Maurel et Prom SA	163,084	3,052,782
*Etam Developpement SA	26,590	1,290,054
*Euler Hermes SA	22,049	2,028,597
*Euro Disney SCA	13,110	78,226
#*Eurofins Scientific SA	6,065	405,583
*European Aeronautic Defence & Space Co. SA	224,358	6,469,275
Eutelsat Communications SA	19,212	700,791
Exel Industries SA	1,907	107,127
Faiveley Transport SA	3,453	307,900
*Faurecia SA	17,556	608,983
Fimalac SA	7,726	335,677
Fleury Michon SA	761	34,833
France Telecom SA	212,402	4,632,518
#France Telecom SA Sponsored ADR	212,700	4,668,765
*GameLoft SA	10,318	69,791
*Gascogne SA	555	30,714
Gaumont SA	768	47,024
GDF Suez SA	425,977	16,872,905
GDF Suez SA Sponsored ADR	668	26,640
Gemalto NV	85,331	4,310,912
*GFI Informatique SA	50,856	224,861
GIFI SA	712	59,394
GL Events SA	15,298	519,958
Groupe Crit SA	2,059	60,834

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Groupe Danone SA	35,600	$427,912
Groupe Eurotunnel SA	395,921	3,847,075
*Groupe Open SA	2,036	15,687
Groupe Steria SCA	40,950	1,180,536
Guerbet SA	603	51,654
#Guyenne et Gascogne SA	5,540	696,738
*Haulotte Group SA	22,804	357,231
Havas SA	376,682	1,971,552
#Hermes International SA	7,794	1,569,666
#*Hi-Media SA	24,851	135,124
#Iliad SA	3,295	350,163
Imerys SA	41,503	2,733,578
*IMS International Metal Service SA	1,335	24,355
Ingenico SA	43,911	1,629,710
*Innate Pharma SA	7,404	13,242
*Inter Parfums SA	4,294	147,938
Ipsen SA	7,113	248,113
Ipsos SA	21,060	1,021,137
*JCDecaux SA	52,548	1,679,502
*Kaufman & Broad SA	649	20,492
#Korian SA	7,500	177,838
Lafarge SA	91,155	5,409,873
#Lafarge SA Sponsored ADR	82,410	1,227,909
Lagardere SCA	121,012	5,379,331
#Laurent-Perrier SA	1,327	137,183
*LDC SA	178	18,436
#*Lectra SA	39,082	253,673
Legrand SA	47,639	1,917,999
Lisi SA	1,986	149,354
L’Oreal SA	9,223	1,069,884
#LVL Medical Groupe SA	1,560	31,807
LVMH Moet Hennessy Louis Vuitton SA	17,187	2,682,005
M6 Metropole Television SA	28,482	694,798
#Maisons France Confort SA	2,070	103,597
#*Manitou BF SA	17,444	502,269
Manutan International SA	1,789	123,639
*Meetic SA	9,732	224,053
Mersen SA	21,782	1,149,281
#*METabolic EXplorer SA	2,597	22,537
#*Montupet SA	24,394	276,485
#Mr. Bricolage SA	5,705	105,676
*Natixis SA	766,093	4,068,163
Naturex SA	1,688	99,271
#Neopost SA	14,733	1,332,818
#Nexans SA	38,506	3,089,086
Nexity SA	33,053	1,525,832
*NicOx SA	60,564	183,498
Norbert Dentressangle SA	2,916	307,242
NRJ Group SA	94,820	1,077,271
#*Oeneo SA	21,479	67,415
#*Orco Property Group SA	3,090	30,958
#Orpea SA	25,029	1,177,593
#*PagesJaunes Groupe SA	101,854	1,044,636
*Parrot SA	4,723	157,060
Pernod-Ricard SA	43,584	4,145,223
*Peugeot SA	155,988	6,522,463
Pierre & Vacances SA	4,131	362,340
Plastic Omnium SA	10,138	791,651
PPR SA	39,212	6,255,469
Publicis Groupe SA	34,815	1,790,956
#Publicis Groupe SA ADR	50,046	1,290,186

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Rallye SA	31,503	$1,422,188
#*Recylex SA	33,899	325,224
Remy Cointreau SA	26,585	1,877,883
*Renault SA	107,494	7,026,958
*Rexel SA	144,533	3,252,143
*Rhodia SA	111,742	3,333,297
#Robertet SA	752	113,418
*Rodriguez Group SA	1,164	7,857
Rougier SA	540	23,447
#Rubis SA	10,880	1,263,277
*Sa des Ciments Vicat SA	5,088	387,019
Safran SA	122,428	4,423,256
Saft Groupe SA	33,592	1,273,021
SAMSE SA	546	58,246
Sanofi-Aventis SA	61,784	4,222,488
Sanofi-Aventis SA ADR	530,172	18,243,219
*Sartorius Stedim Biotech SA	5,174	277,233
Schneider Electric SA	88,768	13,820,611
SCOR SE	226,234	6,260,131
SEB SA	29,378	2,916,101
*Seche Environnement SA	186	15,911
#Sechilienne SA	8,288	234,092
SeLoger.com SA	8,965	464,421
#*Sequana SA	31,835	602,638
SES SA	57,640	1,388,281
Societe BIC SA	24,379	2,094,421
Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	1,430	85,152
Societe Generale Paris SA	219,316	14,166,305
Societe Marseillaise du Tunnel Prado Carenage SA	8,183	291,038
Societe Television Francaise 1 SA	141,997	2,754,524
Sodexo SA	18,158	1,248,528
Sodexo SA Sponsored ADR	3,800	255,398
#*Soitec SA	169,484	2,096,323
Somfy SA	1,174	294,656
Sopra Group SA	4,011	374,666
*Spir Communication SA	1,034	53,732
#Stallergenes SA	5,090	410,553
*Ste Industrielle d’Aviation Latecoere SA	3,518	42,026
Stef-TFE SA	3,120	174,160
STMicroelectronics NV	266,732	3,226,255
#STMicroelectronics NV ADR	332,630	4,031,476
Sucriere de Pithiviers Le Vieil SA	58	67,430
Suez Environnement SA	35,489	733,006
*Sword Group SA	2,039	63,160
Synergie SA	2,498	71,102
*Technicolor SA	21,822	126,188
Technicolor SA Sponsored ADR	4,360	25,768
Technip SA	47,279	4,593,129
#Technip SA ADR	26,593	2,592,818
Teleperformance SA	42,584	1,532,475
Tessi SA	412	36,731
Thales SA	63,895	2,373,771
#*Theolia SA	52,831	87,425
Total SA	18,701	1,094,314
#Total SA Sponsored ADR	400,584	23,542,322
Toupargel Groupe SA	15,115	292,560
#*Transgene SA	5,385	113,268
*Trigano SA	13,899	466,298
#*UbiSoft Entertainment SA	100,713	1,183,000
Union Financiere de France Banque SA	1,141	44,991
*Valeo SA	93,013	5,452,106

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Vallourec SA	82,262	$8,940,328
Veolia Environnement SA	7,512	234,978
#Veolia Environnement SA ADR	44,457	1,395,950
Viel et Compagnie SA	45,441	186,093
#Vilmorin & Cie SA	7,657	927,328
Vinci SA	73,624	4,250,867
Virbac SA	2,717	421,440
Vivendi SA	419,021	11,978,617
VM Materiaux SA	811	47,607
#Vranken Pommery Monopole SA	2,005	93,521
Zodiac Aerospace SA	50,808	3,787,515

TOTAL FRANCE		432,040,678

GERMANY — (5.4%)
A.S. Creation Tapeton AG	906	37,836
*Aareal Bank AG	46,056	1,423,573
Adidas-Salomon AG	72,359	4,503,070
*ADVA AG Optical Networking	69,636	606,073
*Agennix AG	2,120	9,896
#*Air Berlin P.L.C.	51,713	247,383
#Aixtron AG	23,204	958,117
Allianz SE	50,897	7,090,400
#Allianz SE Sponsored ADR	984,886	13,749,009
Amadeus Fire AG	1,982	91,622
*Analytik Jena AG	3,242	36,829
#*Arques Industries AG	25,275	151,742
#Asian Bamboo AG	9,693	517,515
*Augusta Technologie AG	10,221	239,463
Aurubis AG	35,663	2,016,994
Axel Springer AG	7,480	1,188,089
Baader Bank AG	11,484	50,987
*Balda AG	24,909	247,384
BASF SE	75,924	5,869,904
#BASF SE Sponsored ADR	58,000	4,483,400
*Bauer AG	12,965	661,315
Bayer AG	60,913	4,502,793
#Bayer AG Sponsored ADR	10,700	791,586
Bayerische Motoren Werke AG	146,243	11,223,729
BayWa AG	12,453	565,423
#*Beate Uhse AG	6,586	3,342
Bechtle AG	14,623	604,824
Beiersdorf AG	5,459	299,638
*Bertrandt AG	3,592	259,193
Bilfinger Berger SE	50,521	4,469,198
Biotest AG	2,351	152,972
*Boewe Systec AG	836	585
#*Borussia Dortmund GmbH & Co. KGaA	94,206	377,660
Carl Zeiss Meditec AG	28,471	544,957
*Celesio AG	97,740	2,468,505
CENIT AG	2,601	19,879
*Centrosolar Group AG	9,230	67,753
*Centrotec Sustainable AG	9,963	272,128
#*Centrotherm Photovoltaics AG	6,794	278,993
Cewe Color Holding AG	5,813	264,608
Comdirect Bank AG	27,517	305,801
#*Commerzbank AG	386,475	2,969,505
#CompuGroup Medical AG	10,931	178,857
#*Conergy AG	68,433	39,746
#*Constantin Medien AG	49,303	110,924
*Continental AG	16,794	1,322,805
CropEnergies AG	22,440	178,062

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
CTS Eventim AG	3,509	$226,053
*Curanum AG	12,975	43,203
#*D. Logistics AG	10,845	24,312
#DAB Bank AG	13,385	86,241
*Daimler AG	266,387	19,551,970
*Data Modul AG	2,305	43,814
*DEAG Deutsche Entertainment AG	1,086	3,612
*Delticom AG	2,605	215,769
*Demag Cranes AG	20,823	1,006,937
Deutsche Bank AG (5750355)	242,074	14,313,845
#Deutsche Bank AG (D181890898)	65,100	3,811,605
*Deutsche Beteiligungs AG	8,513	242,599
Deutsche Boerse AG	18,924	1,443,105
*Deutsche Lufthansa AG	312,746	6,571,220
Deutsche Post AG	359,442	6,601,968
Deutsche Telekom AG	452,605	6,050,479
Deutsche Telekom AG Sponsored ADR	528,190	7,035,491
*Deutz AG	82,333	689,073
*Dialog Semiconductor P.L.C.	34,822	786,326
Douglas Holding AG	27,427	1,475,983
*Dr. Hoenle AG	3,148	46,980
Drillisch AG	42,006	344,839
*Duerr AG	8,517	284,986
DVB Bank SE	14,830	521,147
*E.ON AG	401,016	13,408,976
E.ON AG Sponsored ADR	218,470	7,299,083
Eckert & Ziegler AG	2,653	97,256
Elexis AG	4,586	81,752
*Elmos Semiconductor AG	9,526	131,216
ElreingKlinger AG	12,274	395,736
#*ENvitec Biogas AG	1,467	22,195
#*Epigenomics AG	100	228
#*Euromicron AG	1,492	46,313
*Evotec AG	142,137	645,624
#Fielmann AG	3,194	290,766
Fraport AG	35,863	2,529,876
Freenet AG	113,783	1,337,515
Fresenius Medical Care AG & Co KGaA ADR	26,500	1,551,840
#Fresenius Medical Care AG & Co. KGaA	1,707	99,781
Fresenius SE & Co KGaA	22,448	1,960,960
Fuchs Petrolub AG	1,249	157,000
GEA Group AG	97,502	2,786,118
Generali Deutschland Holding AG	16,896	2,102,448
*Gerresheimer AG	33,792	1,401,585
Gerry Weber International AG	3,362	161,371
Gesco AG	2,554	190,223
GFK SE	12,311	637,394
GFT Technologies AG	10,996	67,783
Gildemeister AG	68,730	1,474,517
*Grammer AG	12,123	278,052
Grenkeleasing AG	7,293	390,503
*H&R WASAG AG	7,116	199,715
Hamburger Hafen und Logistik AG	7,134	315,779
Hannover Rueckversicherung AG	77,908	4,357,266
#Hawesko Holding AG	1,492	70,826
#*Heidelberger Druckmaschinen AG	296,259	1,413,800
Heidelberger Zement AG	78,481	5,168,929
Henkel AG & Co. KGaA	22,389	1,152,422
Hochtief AG	28,501	2,522,462
*Homag Group AG	780	16,784
Indus Holding AG	19,920	596,171

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
*Infineon Technologies AG	273,386	$2,925,677
#*Infineon Technologies AG ADR	516,244	5,673,522
Interseroh SE	5,028	317,128
Isra Vision Systems AG	1,054	28,005
#*IVG Immobilien AG	141,337	1,384,085
*Jenoptik AG	56,360	429,173
#K&S AG	19,587	1,448,915
Kizoo AG	9,741	116,293
#*Kloeckner & Co. SE	170,460	5,484,195
*Koenig & Bauer AG	1,331	31,114
#Kontron AG	79,452	912,705
#*Krones AG	15,743	1,027,088
KSB AG	214	175,572
*Kuka AG	19,655	469,462
KWS Saat AG	2,249	440,697
Lanxess AG	106,422	7,731,030
Leifheit AG	465	11,465
*Leoni AG	33,542	1,419,565
Linde AG	41,619	6,076,492
#Loewe AG	5,490	48,149
*LPKF Laser & Electronics AG	6,673	130,222
MAN SE	38,390	4,468,661
*Manz Automation AG	2,826	182,588
Mediclin AG	13,261	76,484
#*Medigene AG	21,579	64,559
#Medion AG	34,462	572,190
*Merck KGaA	37,781	3,235,852
Metro AG	29,538	2,083,008
#MLP AG	48,182	512,620
*Mologen AG	50	583
#*Morphosys AG	17,986	472,845
MTU Aero Engines Holding AG	19,518	1,383,755
#Muehlbauer Holding & Co. AG	1,362	76,616
Munchener Rueckversicherungs-Gesellschaft AG	80,131	12,561,105
MVV Energie AG	13,093	485,274
Nemetschek AG	2,093	92,271
#*Nordex SE	37,884	279,773
#OHB Technology AG	2,466	47,965
*Patrizia Immobilien AG	8,774	59,372
Pfeiffer Vacuum Technology AG	1,165	134,992
#*Pfleiderer AG	68,886	161,607
*Phoenix Solar AG	4,180	127,525
*PNE Wind AG	46,611	117,774
Porsche Automobil Holding SE	47,069	4,392,680
#Praktiker Bau-und Heimwerkermaerkte Holding AG	80,824	827,136
*Progress-Werk Oberkirch AG	638	29,563
PSI AG fuer Produkte und Systeme der Informationstechnologie	3,155	71,992
*Pulsion Medical Systems AG	6,376	41,887
Puma AG Rudolf Dassler Sport	2,392	738,304
PVA TePla AG	8,269	45,090
#*Q-Cells SE	180,047	614,162
#*QIAGEN NV	87,217	1,599,960
#*QSC AG	83,054	369,849
R. Stahl AG	2,458	90,538
Rational AG	839	173,830
REALTECH AG	215	2,559
Renk AG	322	30,793
Repower Systems AG	1,223	205,559
Rheinmetall AG	48,640	4,158,380
Rhoen-Klinikum AG	75,866	1,773,248
*Roth & Rau AG	23,871	488,809

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
RWE AG	45,676	$3,304,871
S.A.G. Solarstrom AG	6,149	34,311
Salzgitter AG	40,634	3,302,884
SAP AG	496	28,756
#SAP AG Sponsored ADR	42,092	2,437,127
*Schlott Sebaldus AG	16,387	24,265
*Sedo Holding AG	133	736
#*SGL Carbon SE	47,995	1,813,477
#Siemens AG Sponsored ADR	125,474	16,112,116
*Silicon Sensor International AG	2,611	35,069
#*Singulus Technologies AG	50,154	289,579
Sixt AG	12,697	570,981
#*SKW Stahl-Metallurgie Holding AG	5,650	148,622
*Sky Deutschland AG	415,615	1,569,845
#SMA Solar Technology AG	1,085	108,414
Software AG	7,016	1,110,936
#*Solar Millennium AG	15,167	367,235
#*Solarworld AG	85,950	849,662
#*Solon SE	16,697	50,879
#Stada Arzneimittel AG	63,650	2,368,437
STINAG Stuttgarter Invest AG	2,186	53,256
#Stratec Biomedical Systems AG	1,763	76,690
Suedzucker AG	87,688	2,341,024
*Sunways AG	1,817	9,597
*Suss Microtec AG	20,235	298,118
Symrise AG	79,251	2,237,410
*TAG Immobilien AG	3,525	31,176
Takkt AG	8,273	130,141
*Technotrans AG	3,213	31,976
Telegate AG	1,816	19,467
ThyssenKrupp AG	182,870	7,434,480
*Tipp24 SE	2,135	93,731
Tognum AG	21,822	549,953
*Tomorrow Focus AG	5,190	29,112
#*TUI AG	155,405	2,144,482
UCB SA	546	19,671
United Internet AG	42,521	704,675
*Verbio AG	22,353	132,057
#*Versatel AG	13,576	89,300
#Volkswagen AG	10,198	1,551,443
#Vossloh AG	7,997	992,528
*VTG AG	9,238	184,919
Wacker Chemie AG	5,358	971,772
#*Wacker Neuson SE	32,423	541,513
*Washtec AG	52,741	635,451
#Wincor Nixdorf AG	7,522	573,378
#Wirecard AG	48,194	769,677
Wuerttembergische Metallwarenfabrik AG	1,571	59,127
*XING AG	907	49,649
Zhongde Waste Technology AG	3,973	60,447

TOTAL GERMANY		339,712,623

GREECE — (0.6%)
Aegean Airlines S.A.	11,435	36,520
*Aegek S.A.	51,172	16,974
*Agricultural Bank of Greece S.A.	252,018	262,191
Alapis Holding Industrial & Commercial S.A. of Pharmaceutical Chemical Products	350,599	254,821
#*Alpha Bank A.E.	511,125	2,998,610
*Anek Lines S.A.	140,825	44,233
*Astir Palace Hotels S.A.	16,370	47,084
*Athens Medical Center S.A.	29,425	27,054

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GREECE — (Continued)
*Attica Bank S.A.	45,479	$60,780
Autohellas S.A.	8,597	22,012
*Balkan Real Estate S.A.	7,486	5,765
Bank of Cyprus Public Co., Ltd. S.A.	340,910	1,443,341
Bank of Greece S.A.	14,042	673,205
Coca-Cola Hellenic Bottling Co. S.A.	42,656	1,255,201
#Coca-Cola Hellenic Bottling Co. S.A. ADR	50,200	1,490,438
Diagnostic & Therapeutic Center of Athens Hygeia S.A.	64,268	59,019
#*EFG Eurobank Ergasias S.A.	364,189	2,136,869
Elektrak S.A.	4,647	10,651
Ellaktor S.A.	140,979	728,656
*Elval - Hellenic Aluminium Industry S.A.	9,817	19,311
*Emporiki Bank of Greece S.A.	16,288	35,666
Euro Reliance General Insurance Co. S.A.	212	172
*Euromedica S.A.	10,100	21,643
EYDAP Athens Water Supply & Sewage Co. S.A.	21,893	148,264
*Folli Follie Group S.A.	9,882	195,102
*Forthnet S.A.	307,407	269,128
Fourlis Holdings S.A.	31,507	241,180
Frigoglass S.A.	9,042	139,211
GEK Terna S.A.	43,566	211,541
*Geniki Bank S.A.	63,245	169,166
*Halkor S.A.	55,380	69,048
Hellenic Exchanges S.A.	85,632	656,638
Hellenic Petroleum S.A.	166,427	1,585,336
Hellenic Telecommunication Organization Co. S.A.	41,869	432,037
Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	103,600	522,144
Heracles General Cement Co. S.A.	11,802	76,092
Iaso S.A.	18,699	34,285
Inform P. Lykos S.A.	12,414	20,044
*Intracom Holdings S.A.	108,198	75,567
*Intracom Technical & Steel Constructions S.A.	4,948	5,148
*Intralot S.A. Integrated Lottery Systems & Services	93,881	322,548
J&P-Avax S.A.	166,250	310,890
JUMBO S.A.	51,247	356,345
*Kathimerini Publishing S.A.	3,935	25,912
*Lambrakis Press S.A.	61,066	42,709
Loulis Mills S.A.	2,024	4,683
*M.J. Mailis S.A.	5,070	1,318
Marfin Investment Group S.A.	973,877	957,397
Marfin Popular Bank PCL	213,909	315,885
Metka S.A.	7,889	115,578
Motor Oil (Hellas) Corinth Refineries S.A.	33,515	424,829
*Mytilineos Holdings S.A.	88,207	632,985
*National Bank of Greece S.A.	506,073	4,915,580
#National Bank of Greece S.A. ADR	1,040,010	1,986,419
*Nirefs Acquaculture S.A.	16,373	19,531
OPAP S.A.	46,255	933,750
#*Piraeus Bank S.A.	1,168,134	2,652,334
*Piraeus Port Authority S.A.	5,029	92,432
*Proton Bank S.A.	37,439	36,370
Public Power Corp. S.A.	45,099	736,136
*Real Estate Development & Services S.A.	7,909	7,927
S&B Industrial Minerals S.A.	13,030	73,694
Sarantis S.A.	10,732	43,394
*Sidenor Steel Products Manufacturing Co. S.A.	28,031	121,022
*Sprider Stores S.A.	8,670	4,524
*T Bank S.A.	46,506	13,997
*Technical Olympic S.A.	5,360	9,257
*Teletypos S.A. Mega Channel	10,729	24,701
Terna Energy S.A.	29,744	145,465

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GREECE — (Continued)
Thessaloniki Port Authority S.A.	1,762	$32,966
Titan Cement Co. S.A.	64,301	1,358,336
*TT Hellenic Postbank S.A.	159,453	691,057
*Viohalco S.A.	99,468	609,337

TOTAL GREECE		34,519,455

HONG KONG — (2.2%)
AAC Acoustic Technologies Holdings, Inc.	194,000	529,670
Aeon Stores Hong Kong Co., Ltd.	32,000	66,135
Alco Holdings, Ltd.	256,000	120,494
Allied Group, Ltd.	72,000	268,116
Allied Properties, Ltd.	2,762,393	536,246
*Amax Holdings, Ltd.	247,000	4,356
*Apac Resources, Ltd.	4,300,000	274,230
*APT Satellite Holdings, Ltd.	74,000	28,303
#*Artel Solutions Group Holdings, Ltd.	1,195,000	44,479
*Artini China Co., Ltd.	357,000	22,527
Arts Optical International Holdings, Ltd.	70,000	31,938
Asia Financial Holdings, Ltd.	270,000	124,154
Asia Satellite Telecommunications Holdings, Ltd.	148,000	256,207
Asia Standard Hotel Group, Ltd.	317,564	26,210
Asia Standard International Group, Ltd.	374,745	95,557
ASM Pacific Technology, Ltd.	34,200	407,838
*Associated International Hotels, Ltd.	65,000	145,085
Aupu Group Holding Co., Ltd.	48,000	6,926
Bank of East Asia, Ltd.	587,000	2,562,577
Bauhaus International Holdings, Ltd.	148,000	60,052
*Bel Global Resources Holdings, Ltd.	2,252,000	42,945
*Bio-Dynamic Group, Ltd.	664,000	102,249
*Birmingham International Holdings, Ltd.	1,534,000	45,604
BOC Hong Kong Holdings, Ltd.	664,500	2,148,615
#*Bonjour Holdings, Ltd.	300,000	54,073
Bossini International Holdings, Ltd.	1,204,000	138,049
Brightoil Petroleum Holdings, Ltd.	1,272,000	786,885
#*Burwill Holdings, Ltd.	3,573,600	238,847
#C C Land Holdings, Ltd.	2,989,409	1,094,304
#Cafe de Coral Holdings, Ltd.	120,000	287,697
*Capital Estate, Ltd.	1,285,000	69,560
Cathay Pacific Airways, Ltd.	745,000	1,890,110
Celestial Asia Securities Holdings, Ltd.	1,752,000	136,861
Century City International Holdings, Ltd.	1,260,160	97,182
Century Sunshine Group Holdings, Ltd.	1,205,000	43,391
Champion Technology Holdings, Ltd.	5,442,795	114,652
*Chaoyue Group, Ltd.	650,000	40,643
Chen Hsong Holdings, Ltd.	270,000	157,134
Cheuk Nang Holdings, Ltd.	89,060	37,783
Cheung Kong Holdings, Ltd.	564,000	9,365,596
Cheung Kong Infrastructure Holdings, Ltd.	176,045	833,801
Chevalier International Holdings, Ltd.	102,000	124,488
Chevalier Pacific Holdings, Ltd.	500,000	18,315
*China Boon Holdings, Ltd.	2,400,000	123,426
*China Electronics Corp. Holdings Co., Ltd.	150,000	18,007
*China Energy Development Holdings, Ltd.	4,488,000	248,057
*China Flavors & Fragrances Co., Ltd.	22,113	5,571
*China Glass Holdings, Ltd.	10,000	8,929
*China Infrastructure Investment, Ltd.	2,032,000	83,630
China Metal International Holdings, Ltd.	440,000	145,608
*China Motion Telecom International, Ltd.	490,000	9,427
*China Ocean Shipbuilding Industry Group, Ltd.	1,275,000	28,824
*China Public Procurement, Ltd.	920,000	80,240
*China Renji Medical Group, Ltd.	7,088,000	54,546

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*China Resources Cement Holdings, Ltd.	226,000	$171,541
*China Solar Energy Holdings, Ltd.	6,445,000	101,400
*China Sonangol Resources Enterprise, Ltd.	124,000	24,100
*China Strategic Holdings, Ltd.	2,965,000	94,767
China Sunshine Paper Holdings Co., Ltd.	508,922	140,336
China Taisan Technology Group Holdings, Ltd.	691,000	100,719
*China Timber Resources Group, Ltd.	7,300,000	398,660
China Ting Group Holdings, Ltd.	692,000	111,404
*China WindPower Group, Ltd.	2,153,400	207,703
*China Yunnan Tin Minerals Group Co., Ltd.	947,538	12,954
China-Hongkong Photo Products Holdings, Ltd.	370,000	45,993
*Chinasoft International, Ltd.	50,000	12,346
#*ChinaVision Media Group, Ltd.	744,000	58,502
#Chong Hing Bank, Ltd.	221,000	644,896
Chow Sang Sang Holdings, Ltd.	274,000	575,008
Chu Kong Shipping Development Co., Ltd.	774,000	192,045
*Chuang’s China Investments, Ltd.	798,000	59,706
Chuang’s Consortium International, Ltd.	555,567	80,303
Chun Wo Development Holdings, Ltd.	348,000	27,812
#Citic 1616 Holdings, Ltd.	396,000	123,929
#City Telecom, Ltd. ADR	13,212	184,836
*CK Life Sciences International Holdings, Inc.	3,404,000	262,921
CLP Holdings, Ltd.	166,000	1,346,275
COL Capital, Ltd.	64,000	10,419
Continental Holdings, Ltd.	2,200,000	45,743
*Cosmos Machinery Enterprises, Ltd.	250,000	34,456
*CP Lotus Corp.	1,420,000	55,598
Cross-Harbour Holdings, Ltd. (The)	102,000	89,843
*CSI Properties, Ltd.	10,830,500	317,044
*CST Mining Group, Ltd.	15,809,600	466,051
*Culture Landmark Investment, Ltd.	2,060,000	50,537
*Dah Chong Hong Holdings, Ltd.	479,000	455,479
Dah Sing Banking Group, Ltd.	316,982	561,120
#Dah Sing Financial Holdings, Ltd.	151,650	1,064,493
*Dan Form Holdings Co., Ltd.	1,603,900	200,356
*DBA Telecommunication Asia Holdings, Ltd.	656,000	138,681
*Dejin Resources Group Co., Ltd.	6,764,000	269,847
Dickson Concepts International, Ltd.	439,500	343,882
DVN Holdings, Ltd.	1,550,000	101,912
*Dynamic Energy Holdings, Ltd.	2,382,000	166,042
Eagle Nice International Holdings, Ltd.	534,000	151,080
EcoGreen Fine Chemicals Group, Ltd.	232,000	88,808
*EganaGoldpfeil Holdings, Ltd.	209,588	—
Emperor Entertainment Hotel, Ltd.	505,000	122,472
Emperor International Holdings, Ltd.	1,187,670	240,469
*Emperor Watch & Jewellery, Ltd.	3,220,000	473,233
#*ENM Holdings, Ltd.	1,636,000	167,314
*EPI Holdings, Ltd.	9,020,000	62,666
Esprit Holdings, Ltd.	155,142	737,645
*eSun Holdings, Ltd.	1,029,000	248,398
EVA Precision Industrial Holdings, Ltd.	296,000	257,151
Fairwood, Ltd.	55,500	77,651
Far East Consortium International, Ltd.	1,210,896	314,847
*First Natural Foods Holdings, Ltd.	225,000	—
First Pacific Co., Ltd.	1,461,756	1,266,732
*Fong’s Industries Co., Ltd.	184,000	124,327
*Foundation Group, Ltd.	650,000	9,754
*Fountain SET Holdings, Ltd.	590,000	111,893
*Foxconn International Holdings, Ltd.	1,152,000	819,112
*Frasers Property China, Ltd.	2,280,000	60,187
Fubon Bank Hong Kong, Ltd.	400,000	253,507

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Fujikon Industrial Holdings, Ltd.	128,000	$26,952
#*Galaxy Entertainment Group, Ltd.	914,000	1,413,337
#*Genting Hong Kong, Ltd.	678,000	313,266
Get Nice Holdings, Ltd.	5,116,000	370,169
Giordano International, Ltd.	684,000	407,001
*Global Green Tech Group, Ltd.	1,784,080	19,274
Glorious Sun Enterprises, Ltd.	566,000	244,623
Gold Peak Industries Holding, Ltd.	453,000	64,218
*Golden Resorts Group, Ltd.	6,052,000	349,256
Golden Resources Development International, Ltd.	676,000	47,934
Goldin Financial Holdings, Ltd.	100,000	10,298
*Goldin Properties Holdings, Ltd.	402,000	234,554
*Good Fellow Resources Holdings, Ltd.	130,000	11,154
Great Eagle Holdings, Ltd.	348,230	1,167,908
*G-Resources Group, Ltd.	8,658,000	658,336
Guangnan Holdings, Ltd.	756,000	187,112
*Guojin Resources Holdings, Ltd.	666,000	20,823
Haitong International Securities Group, Ltd.	182,328	130,723
*Hang Fung Gold Technology, Ltd.	250,000	—
Hang Lung Group, Ltd.	485,000	3,044,648
Hang Lung Properties, Ltd.	460,000	2,020,067
Hang Seng Bank, Ltd.	39,000	645,192
Hang Ten Group Holdings, Ltd.	200,000	47,765
*Hannstar Board International Holdings, Ltd.	928,000	136,364
*Hans Energy Co., Ltd.	1,214,000	40,506
Harbour Centre Development, Ltd.	129,000	179,275
Henderson Investment, Ltd.	1,083,000	104,555
Henderson Land Development Co., Ltd.	445,277	3,104,164
HKR International, Ltd.	657,333	413,281
Hon Kwok Land Investment Co., Ltd.	234,000	94,821
Hong Kong & China Gas Co., Ltd.	315,529	716,165
#Hong Kong & Shanghai Hotels, Ltd.	612,761	1,076,449
Hong Kong Aircraft Engineering Co., Ltd.	800	12,269
Hong Kong Electric Holdings, Ltd.	119,500	756,101
Hong Kong Exchanges & Clearing, Ltd.	48,500	1,119,398
Hong Kong Ferry Holdings, Ltd.	54,000	52,244
#Hong Kong Resources Holdings Co., Ltd.	405,000	47,039
*Hongkong Chinese, Ltd.	971,143	209,481
*Hongkong Land Holdings, Ltd.	5,000	35,200
Hop Fung Group Holdings, Ltd.	30,000	4,470
Hopewell Holdings, Ltd.	624,000	2,028,341
Hsin Chong Construction Group, Ltd.	280,000	61,328
#Huafeng Group Holdings, Ltd.	2,315,800	110,171
Hung Hing Printing Group, Ltd.	528,524	230,424
#*Huscoke Resources Holdings, Ltd.	5,592,000	287,299
*Hutchison Harbour Ring, Ltd.	3,618,000	464,100
Hutchison Telecommunications Hong Kong Holdings, Ltd.	742,000	251,940
Hutchison Whampoa, Ltd.	830,000	9,729,499
*Hybrid Kinetic Group, Ltd.	2,306,000	51,739
*I-Cable Communications, Ltd.	512,000	62,668
*IDT International, Ltd.	1,076,000	30,083
*Imagi International Holdings, Ltd.	40,000	1,671
IPE Group, Ltd.	1,225,000	214,617
#IT, Ltd.	767,087	521,417
*ITC Properties Group, Ltd.	147,400	35,297
*Jinhui Holdings, Ltd.	253,000	82,001
*Jiuzhou Development Co., Ltd.	642,000	59,542
*JLF Investment Co., Ltd.	610,000	56,701
Johnson Electric Holdings, Ltd.	1,154,500	827,442
#K Wah International Holdings, Ltd.	1,728,694	787,549
*Kam Hing International Holdings, Ltd.	74,000	14,264

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Kantone Holdings, Ltd.	2,444,360	$38,543
*Karl Thomson Holdings, Ltd.	28,000	2,487
Keck Seng Investments (Hong Kong), Ltd.	126,000	64,711
Kerry Properties, Ltd.	460,583	2,477,258
Kin Yat Holdings, Ltd.	176,000	70,322
*King Stone Energy Group, Ltd.	7,940,000	186,379
Kingmaker Footwear Holdings, Ltd.	754,000	154,955
Kith Holdings, Ltd.	20,000	4,163
*Kiu Hung Energy Holdings, Ltd.	3,110,000	122,911
*Ko Yo Ecological Agrotech Group, Ltd.	4,460,000	125,688
*Kowloon Development Co., Ltd.	477,000	696,073
*KPI Co., Ltd.	304,000	17,546
*Lai Sun Development Co., Ltd.	12,928,000	467,780
*Lai Sun Garment International, Ltd.	515,000	68,926
Lam Soon Hong Kong, Ltd.	12,000	11,877
#Le Saunda Holdings, Ltd.	544,000	266,200
*Lee & Man Holdings, Ltd.	158,000	176,274
Lerado Group Holdings Co., Ltd.	570,000	104,150
Li & Fung, Ltd.	169,625	1,104,822
Li Heng Chemical Fibre Technologies, Ltd.	1,245,000	196,318
Lifestyle International Holdings, Ltd.	151,000	377,477
*Lippo China Resources, Ltd.	1,052,000	39,992
Lippo, Ltd.	270,000	133,031
Liu Chong Hing Investment, Ltd.	156,000	234,519
*Longrun Tea Group Co., Ltd.	60,000	5,083
Luen Thai Holdings, Ltd.	391,000	42,758
#Luk Fook Holdings International, Ltd.	186,000	580,381
#Luks Industrial Group, Ltd.	130,000	45,164
*Lung Cheong International Holdings, Ltd.	1,224,000	64,762
Lung Kee (Bermuda) Holdings, Ltd.	222,000	149,766
*Magnificent Estates, Ltd.	3,238,000	147,991
Man Yue International Holdings, Ltd.	254,000	72,472
*Mascotte Holdings, Ltd.	896,000	62,177
*Mei Ah Entertainment Group, Ltd.	3,200,000	67,422
Melco International Development, Ltd.	1,197,000	892,973
Midland Holdings, Ltd.	296,000	239,714
#*Ming Fai International Holdings, Ltd.	453,000	163,666
*Ming Fung Jewellery Group, Ltd.	1,344,000	129,631
Miramar Hotel & Investment Co., Ltd.	98,000	121,548
#*Mongolia Energy Corp, Ltd.	3,186,575	896,454
MTR Corp., Ltd.	371,221	1,368,354
Nanyang Holdings, Ltd.	4,000	10,570
Natural Beauty Bio-Technology, Ltd.	70,000	16,654
#Neo-Neon Holdings, Ltd.	390,500	205,237
*Neptune Group, Ltd.	300,000	6,867
New Century Group Hong Kong, Ltd.	1,287,200	38,456
*New Smart Energy Group, Ltd.	3,550,000	35,282
*New Times Energy Corp, Ltd.	9,158,000	223,757
New World Development Co., Ltd.	1,717,239	3,297,870
Neway Group Holdings, Ltd.	2,150,000	78,842
*Newocean Green Energy Holdings, Ltd.	1,076,000	206,232
*Next Media, Ltd.	722,000	102,931
*Ngai Lik Industrial Holdings, Ltd.	3,632,000	66,031
*Norstar Founders Group, Ltd.	420,000	—
#*North Asia Resources Holdings, Ltd.	925,000	156,031
NWS Holdings, Ltd.	1,138,608	1,954,776
*Orange Sky Golden Harvest Entertainment Holdings, Ltd.	1,295,000	98,720
*Orient Overseas International, Ltd.	230,500	2,343,456
Oriental Watch Holdings, Ltd.	425,200	218,697
#*Pacific Andes International Holdings, Ltd.	1,555,187	278,659
Pacific Basin Shipping, Ltd.	1,889,000	1,232,909

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Pacific Century Premium Developments, Ltd.	1,441,000	$270,818
Pacific Textile Holdings, Ltd.	282,000	181,032
Paliburg Holdings, Ltd.	586,790	225,156
Pan Asia Environmental Protection Group, Ltd.	522,000	102,676
PCCW, Ltd.	2,081,000	985,909
#PCCW, Ltd. Sponsored ADR	7,400	35,298
#*Peace Mark Holdings, Ltd.	308,000	—
*Pearl Oriental Innovation, Ltd.	724,000	112,961
Pegasus International Holdings, Ltd.	82,000	12,870
*Pico Far East Holdings, Ltd.	698,000	141,696
Playmates Holdings, Ltd.	73,400	28,892
*Playmates Toys, Ltd.	36,700	1,460
*PME Group, Ltd.	1,520,000	133,249
*PNG Resources Holdings, Ltd.	1,392,000	50,220
*Polytec Asset Holdings, Ltd.	1,650,000	279,992
Public Financial Holdings, Ltd.	368,000	259,880
*PYI Corp., Ltd.	3,879,970	208,096
#Regal Hotels International Holdings, Ltd.	915,400	373,370
*Rising Development Holdings, Ltd.	266,000	55,177
Rivera Holdings, Ltd.	174,000	7,626
Royale Furniture Holdings, Ltd.	122,000	63,940
Sa Sa International Holdings, Ltd.	448,000	247,226
Samling Global, Ltd.	2,958,000	232,611
SCMP Group, Ltd.	10,000	2,130
SEA Holdings, Ltd.	246,000	159,523
*Sewco International Holdings, Ltd.	60,000	7,828
Shangri-La Asia, Ltd.	1,094,166	2,860,497
Shenyin Wanguo, Ltd.	355,000	159,977
*Shenzhen High-Tech Holdings, Ltd.	172,000	12,181
*Shougang Concord Grand Group, Ltd.	693,000	43,805
*Shougang Concord Technology Holdings, Ltd.	1,574,000	83,219
Shui On Construction & Materials, Ltd.	184,000	254,407
#Shun Tak Holdings, Ltd.	1,088,000	680,095
Sing Tao News Corp., Ltd.	490,000	158,326
*Singamas Container Holdings, Ltd.	1,598,000	550,890
*Sino Dragon New Energy Holdings, Ltd.	1,104,000	185,833
*Sino Gas Group, Ltd.	1,230,000	48,322
Sino Land Co., Ltd.	1,648,733	3,140,110
#*Sino-Tech International Holdings, Ltd.	1,540,000	53,610
*Sinotel Technologies, Ltd.	546,250	137,611
SJM Holdings, Ltd.	97,000	163,633
*Skyfame Realty Holdings, Ltd.	240,000	—
#Smartone Telecommunications Holdings, Ltd.	193,000	535,732
*Solartech International Holdings, Ltd.	1,440,000	7,057
Solomon Systech International, Ltd.	1,974,000	123,199
South China (China), Ltd.	1,088,000	75,671
Stella International Holdings, Ltd.	118,500	257,732
Stelux Holdings International, Ltd.	359,000	43,983
*Success Universe Group, Ltd.	616,000	52,182
Sun Hing Vision Group Holdings, Ltd.	122,000	53,933
Sun Hung Kai & Co., Ltd.	531,797	396,997
Sun Hung Kai Properties, Ltd.	391,000	6,565,908
*Sun Innovation Holdings, Ltd.	1,550,000	51,887
*Superb Summit International Timber Co., Ltd.	2,801,000	141,215
#*Sustainable Forest Holdings, Ltd.	4,087,500	205,539
SW Kingsway Capitol Holdings, Ltd.	1,004,000	37,462
Symphony Holdings, Ltd.	682,000	37,221
#*Tack Fat Group International, Ltd.	55,200	—
*Tack Hsin Holdings, Ltd.	182,000	106,072
Tai Cheung Holdings, Ltd.	487,000	392,413
Tan Chong International, Ltd.	372,000	97,642

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
#Techtronic Industries Co., Ltd.	938,000	$1,177,954
Television Broadcasts, Ltd.	93,000	502,435
*Termbray Industries International (Holdings), Ltd.	112,000	13,126
*Texhong Textile Group, Ltd.	406,000	380,218
Texwinca Holdings, Ltd.	184,000	199,745
*Titan Petrochemicals Group, Ltd.	3,200,000	238,945
*Tom Group, Ltd.	1,250,000	181,232
*Tomorrow International Holdings, Ltd.	1,245,000	64,401
Tongda Group Holdings, Ltd.	4,580,000	277,569
Top Form International, Ltd.	340,000	30,584
*Town Health International Investments, Ltd.	324,835	58,323
Transport International Holdings, Ltd.	176,800	566,469
*TSC Offshore Group, Ltd.	478,000	118,133
Tse Sui Luen Jewellery International, Ltd.	18,000	13,040
Tungtex Holdings Co., Ltd.	174,000	34,133
Tysan Holdings, Ltd.	300,000	57,890
#*United Laboratories International Holdings, Ltd. (The)	236,000	378,961
*U-Right International Holdings, Ltd.	1,502,000	2,697
*Value Convergence Holdings, Ltd.	244,000	56,385
#Value Partners Group, Ltd.	128,000	124,819
*Vantage International Holdings, Ltd.	222,000	30,759
Varitronix International, Ltd.	328,000	166,062
Vedan International Holdings, Ltd.	1,192,000	112,071
#Victory City International Holdings, Ltd.	979,117	206,923
Vitasoy International Holdings, Ltd.	264,000	233,024
*Vongroup, Ltd.	1,765,000	17,320
*VST Holdings, Ltd.	764,000	279,831
#Vtech Holdings, Ltd.	45,000	503,024
*Wah Nam International Holdings, Ltd.	96,000	15,288
Wai Kee Holdings, Ltd.	222,000	47,602
Water Oasis Group, Ltd.	184,000	28,385
Wharf Holdings, Ltd.	562,750	4,297,423
Wheelock & Co., Ltd.	640,000	2,598,823
Win Hanverky Holdings, Ltd.	598,000	90,091
Wing Hang Bank, Ltd.	59,000	796,242
*Wing Hing International Holdings, Ltd.	2,230,000	171,612
Wing On Co. International, Ltd.	123,137	255,940
#*Wing Tai Properties, Ltd.	374,000	155,438
*Winteam Pharmaceutical Group, Ltd.	438,000	82,254
Wong’s Kong King International Holdings, Ltd.	110,000	14,317
Xingye Copper International Group, Ltd.	722,000	180,716
*Xinyi Glass Holdings, Ltd.	744,000	619,497
Yau Lee Holdings, Ltd.	218,000	31,854
YGM Trading, Ltd.	30,000	67,457
Yue Yuen Industrial Holdings, Ltd.	407,500	1,407,959
Yugang International, Ltd.	4,450,000	46,929
*ZZNode Technologies Co., Ltd.	796,000	87,041

TOTAL HONG KONG		136,347,172

IRELAND — (0.5%)
*Aer Lingus Group P.L.C.	193,970	274,468
#*Allied Irish Banks P.L.C. Sponsored ADR	492,078	344,455
*Anglo Irish Bank Corp. P.L.C. (B06H8J9)	165,847	49,274
*Anglo Irish Bank Corp. P.L.C. (B076LH4)	457,521	135,932
*Bank of Ireland P.L.C.	77,755	32,570
#Bank of Ireland P.L.C. Sponsored ADR	694,969	1,438,586
C&C Group P.L.C. (B010DT8)	24,767	114,959
C&C Group P.L.C. (B011Y09)	277,796	1,297,535
CRH P.L.C. (0182704)	68,881	1,477,559
*CRH P.L.C. (4182249)	26,757	575,944
#CRH P.L.C. Sponsored ADR	254,824	5,557,711

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
IRELAND — (Continued)
DCC P.L.C. (0242493)	25,457	$753,627
DCC P.L.C. (4189477)	48,991	1,449,700
*Dragon Oil P.L.C. (0059079)	78,269	712,318
*Dragon Oil P.L.C. (5323218)	128,862	1,169,682
*Elan Corp. P.L.C.	11,725	79,785
*Elan Corp. P.L.C. Sponsored ADR	203,900	1,376,325
FBD Holdings P.L.C. (0329028)	18,709	168,247
FBD Holdings P.L.C. (4330231)	2,947	26,543
Glanbia P.L.C.	74,909	404,110
*Governor & Co. of the Bank of Ireland P.L.C. (The)	923,102	384,677
Grafton Group P.L.C.	214,308	1,003,270
Greencore Group P.L.C. (0386410)	113,610	171,426
Greencore Group P.L.C. (5013832)	99,190	149,515
IFG Group P.L.C. (0232524)	19,722	31,552
IFG Group P.L.C. (4373355)	29,060	46,586
*Independent News & Media P.L.C. (B59HWB1)	96,491	79,048
*Independent News & Media P.L.C. (B5TR5N4)	9,779	8,049
Irish Continental Group P.L.C. (3333651)	12,414	298,058
Irish Continental Group P.L.C. (3339455)	23,752	568,500
*Irish Life & Permanent Group Holdings P.L.C.	255,435	299,656
*James Hardie Industries SE	110,804	693,924
*Kenmare Resources P.L.C.	296,459	161,729
Kerry Group P.L.C. (0490656)	76,886	2,496,626
Kerry Group P.L.C. (4519579)	14,844	480,779
Kingspan Group P.L.C. (0492793)	19,320	172,658
Kingspan Group P.L.C. (4491235)	115,392	1,035,896
*McInerney Holdings P.L.C.	94,047	5,099
Paddy Power P.L.C. (0258810)	7,672	302,642
Paddy Power P.L.C. (4828974)	7,753	305,388
*Smurfit Kappa Group P.L.C.	123,195	1,473,281
United Drug P.L.C. (3302480)	70,507	209,294
United Drug P.L.C. (3335969)	205,535	607,451

TOTAL IRELAND		28,424,434

ISRAEL — (0.8%)
*Africa Israel Investments, Ltd.	31,267	255,636
Alon Holdings Blue Square Israel, Ltd.	11,322	100,169
*AL-ROV Israel, Ltd.	1,806	61,199
*Alvarion, Ltd.	66,373	139,909
*AudioCodes, Ltd.	29,705	204,952
*Bank Hapoalim B.M.	1,000,946	4,537,637
Bank Leumi Le-Israel B.M.	786,784	3,551,533
Bezeq Israeli Telecommunication Corp., Ltd.	300,208	800,963
*Biocell, Ltd.	6,863	91,560
*BioLine RX, Ltd.	1,906	1,508
Cellcom Israel, Ltd.	15,074	454,369
*Clal Biotechnology Industries, Ltd.	11,045	69,423
Clal Industries & Investments, Ltd.	66,868	522,122
Clal Insurance Enterprise Holdings, Ltd.	19,103	505,816
*Delek Automotive Systems, Ltd.	8,836	118,787
*El Al Israel Airlines, Ltd.	119,149	46,078
*Elbit Medical Imaging, Ltd.	14,867	179,142
Elbit Systems, Ltd.	16,384	830,549
Electra (Israel), Ltd.	1,246	140,422
*Elron Electronic Industries, Ltd.	20,288	103,706
*EZchip Semiconductor, Ltd.	2,588	77,559
First International Bank of Israel, Ltd.	22,476	314,401
*FMS Enterprises Migun, Ltd.	1,992	57,690
*Formula Systems, Ltd.	3,208	58,729
*Frutarom Industries, Ltd.	37,398	369,868
*Gilat Satellite Networks, Ltd.	3,252	16,727

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
*Given Imaging, Ltd.	505	$8,639
*Golf & Co., Ltd.	9,058	51,625
Granite Hacarmel Investments, Ltd.	31,877	70,552
*Hadera Paper, Ltd.	2,312	169,231
Harel Insurance Investments & Finances, Ltd.	8,646	489,491
*Hot Telecommunications Systems, Ltd.	23,179	378,014
Israel Chemicals, Ltd.	85,015	1,338,335
*Israel Discount Bank, Ltd.	750,600	1,492,976
*Israel Land Development Co., Ltd. (The)	7,214	53,684
*Ituran Location & Control, Ltd. (B0LDC23)	16,672	261,187
*Ituran Location & Control, Ltd. (M6158M104)	1,690	26,144
*Jerusalem Oil Exploration, Ltd.	3,336	64,983
*Kamada, Ltd.	11,307	99,146
*Makhteshim-Agan Industries, Ltd.	133,816	651,325
Matrix IT, Ltd.	19,076	108,534
*Mellanox Technologies, Ltd.	5,327	140,133
*Menorah Mivtachim Holdings, Ltd.	24,098	308,709
*Migdal Insurance & Financial Holding, Ltd.	266,871	485,845
Mizrahi Tefahot Bank, Ltd.	120,617	1,146,432
*Naphtha Israel Petroleum Corp., Ltd.	34,482	126,353
Neto ME Holdings, Ltd.	1,394	77,567
NetVision, Ltd.	5,634	71,673
*NICE Systems, Ltd. Sponsored ADR	59,376	1,942,783
*Oil Refineries, Ltd.	665,363	461,108
*Orckit Communications, Ltd.	4,442	12,392
*Ormat Industries, Ltd.	63,028	507,408
Osem Investments, Ltd.	6,630	103,279
Partner Communications Co., Ltd.	20,502	390,466
Partner Communications Co., Ltd. ADR	10,175	193,325
*Paz Oil Co., Ltd.	1,862	322,623
*Phoenix Holdings, Ltd. (The)	48,206	165,159
*RADVision, Ltd.	2,502	25,176
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	6,583	200,801
*Retalix, Ltd.	17,018	243,199
Scailex Corp, Ltd.	6,203	127,045
Shikun & Binui, Ltd.	91,118	243,517
*Strauss Group, Ltd.	13,406	191,250
*Suny Electronic, Ltd.	4,332	51,463
Super-Sol, Ltd. Series B	54,981	314,429
Teva Pharmaceutical Industries, Ltd.	4,262	232,484
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	368,163	20,120,108
*Tower Semiconductor, Ltd.	215,731	292,906
Union Bank of Israel, Ltd.	26,181	127,842

TOTAL ISRAEL		47,499,795

ITALY — (2.3%)
#*A.S. Roma SpA	54,117	89,194
A2A SpA	587,148	872,315
*ACEA SpA	54,685	619,813
Acegas-APS SpA	14,511	75,584
*Acotel Group SpA	164	9,840
*Aedes SpA	413,437	110,841
#Alerion Cleanpower SpA	105,048	68,905
Amplifon SpA	31,608	160,140
Ansaldo STS SpA	33,604	509,338
*Antichi Pellettieri SpA	1,703	1,391
#*Arnoldo Mondadori Editore SpA	193,792	683,637
Ascopiave SpA	35,551	76,216
Assicurazioni Generali SpA	130,090	2,837,324
Astaldi SpA	86,361	551,929
Atlantia SpA	31,430	715,351

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
#*Autogrill SpA	49,564	$713,036
Azimut Holding SpA	50,816	534,024
#Banca Carige SpA	850,437	2,011,913
Banca Finnat Euramerica SpA	48,133	31,820
Banca Generali SpA	14,082	191,224
Banca Ifis SpA	6,669	48,014
*Banca Intermobiliare SpA	198,228	1,137,411
#*Banca Monte Dei Paschi di Siena SpA	2,455,909	3,120,877
#Banca Piccolo Credito Valtellinese Scarl	310,276	1,538,308
#Banca Popolare dell’Emilia Romagna Scrl	149,955	1,916,647
*Banca Popolare dell’Etruria e del Lazio Scarl	311,469	1,362,260
#Banca Popolare di Milano Scarl	521,464	2,204,897
#*Banca Popolare di Sondrio Scarl	173,636	1,524,985
*Banca Profilo SpA	77,120	42,989
Banco di Desio e della Brianza SpA	27,865	141,737
#Banco Popolare Scarl	662,798	2,355,458
BasicNet SpA	47,125	174,010
Beghelli SpA	52,121	48,838
Benetton Group SpA	49,000	340,495
Benetton Group SpA Sponsored ADR	3,400	47,313
#*Biesse SpA	8,931	68,036
*Bonifica Terreni Ferraresi e Imprese Agricole SpA	954	39,378
Brembo SpA	37,969	419,361
*Brioschi Sviluppo Immobiliare SpA	218,173	42,574
Bulgari SpA	73,325	764,686
*Buongiorno SpA	162,173	262,865
#Buzzi Unicem SpA	88,359	1,110,671
#*C.I.R. SpA - Compagnie Industriali Riunite	386,204	814,557
Caltagirone Editore SpA	104,017	256,283
*Carraro SpA	24,693	132,347
Cembre SpA	4,534	37,925
Cementir Holding SpA	90,622	272,404
Class Editore SpA	14,430	8,971
Credito Artigiano SpA	76,968	139,889
Credito Bergamasco SpA	7,858	226,215
Credito Emiliano SpA	176,453	1,253,032
*d’Amico International Shipping SA	13,646	18,576
Danieli & Co. SpA	11,994	368,247
Davide Campari - Milano SpA	173,024	1,104,733
De Longhi SpA	26,805	248,107
DiaSorin SpA	11,549	552,760
*Digital Multimedia Technologies SpA	3,548	78,773
*EEMS Italia SpA	21,592	43,205
*Elica SpA	18,438	39,819
Emak SpA	5,067	31,097
Enel SpA	512,560	2,893,683
Engineering Ingegneria Informatica SpA	376	11,914
Eni SpA	2,426	57,438
#Eni SpA Sponsored ADR	112,750	5,355,625
#*ERG Renew SpA	70,185	93,208
#ERG SpA	62,600	895,332
Esprinet SpA	20,989	156,781
#*Eurotech SpA	23,270	61,930
#Falck Renewables SpA	267,375	791,008
#*Fiat Industrial SpA	285,770	3,867,626
Fiat SpA	285,770	2,773,130
#Fiat SpA Sponsored ADR	8,900	87,309
#*Fiera Milano SpA	2,610	15,624
Finmeccanica SpA	422,901	5,713,475
#Fondiaria - SAI SpA	225,662	2,059,330
Gas Plus SpA	4,214	23,052

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
*Gemina SpA	889,056	$699,186
#Geox SpA	33,201	168,320
GranitiFiandre SpA	4,023	21,938
#*Gruppo Coin SpA	25,177	257,630
*Gruppo Editoriale L’Espresso SpA	179,761	437,749
Hera SpA	351,113	817,409
#Immsi SpA	230,746	260,226
*Impregilo SpA	553,375	1,684,815
Indesit Co. SpA	35,140	385,640
Industria Macchine Automatiche SpA	3,460	70,167
*Intek SpA	73,119	41,059
*Interpump Group SpA	26,023	204,460
Intesa Sanpaolo SpA	2,553,447	8,503,636
Intesa Sanpaolo SpA Sponsored ADR	13,817	277,169
Iren SpA	252,720	439,398
*Isagro SpA	4,547	20,981
#Italcementi SpA	89,172	719,419
Italmobiliare SpA	10,096	381,455
*Juventus Football Club SpA	251,091	300,417
#*Kerself SpA	2,538	11,831
*Kinexia SpA	435	1,148
*KME Group SpA	363,715	170,454
#*Landi Renzo SpA	48,404	188,990
#Lottomatica SpA	34,149	495,624
Luxottica Group SpA	1,585	48,048
#Luxottica Group SpA Sponsored ADR	13,000	394,810
Maire Tecnimont SpA	1,059,148	5,047,890
#*Mariella Burani SpA	2,897	10,005
MARR SpA	23,800	286,367
Mediaset SpA	306,270	1,992,052
Mediobanca SpA	351,000	3,546,178
Mediolanum SpA	96,543	492,131
Milano Assicurazioni SpA	271,486	450,037
Nice SpA	16,046	72,558
*PanariaGroup Industrie Ceramiche SpA	6,725	14,322
Parmalat SpA	1,298,097	4,114,169
Piaggio & C. SpA	110,608	348,156
#*Pininfarina SpA	20,537	175,527
#Pirelli & Co. SpA	319,574	2,442,034
*Poltrona Frau SpA	21,297	27,210
*Prelios SpA	1,728,709	1,266,584
#*Premafin Finanziaria SpA	173,719	174,601
Prysmian SpA	46,647	941,971
Recordati SpA	84,353	764,813
*Reno de Medici SpA	235,915	73,751
Reply SpA	117	3,188
*Retelit SpA	7,242	3,574
*Risanamento Napoli SpA	15,429	5,256
*Sabaf SpA	2,256	74,343
*SAES Getters SpA	1,863	19,517
*Safilo Group SpA	63,059	1,071,245
Saipem SpA	24,737	1,235,986
*Saras SpA	153,754	378,907
SAVE SpA	27,718	274,539
Screen Service Broadcasting Technologies SpA	20,463	16,302
#*Seat Pagine Gialle SpA	1,199,818	138,668
*Snai SpA	101,715	336,451
Snam Rete Gas SpA	189,468	993,832
Societa Iniziative Autostradali e Servizi SpA	57,714	619,760
*Societa Partecipazioni Finanziarie SpA	512,474	60,192
Societe Cattolica di Assicurazoni Scrl SpA	48,623	1,286,910

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
*Sogefi SpA	70,212	$218,475
Sol SpA	25,548	183,474
*Sorin SpA	343,940	866,710
*Telecom Italia Media SpA	467,204	125,023
Telecom Italia SpA	2,620,941	3,723,182
#Telecom Italia SpA Sponsored ADR	342,088	4,861,070
#Tenaris SA ADR	35,500	1,674,535
Terna Rete Elettrica Nazionale SpA	562,494	2,456,774
#*Tiscali SpA	932,426	114,427
Tod’s SpA	5,013	513,785
#Trevi Finanziaria SpA	44,934	691,376
*Uni Land SpA	58,555	40,017
UniCredit SpA	5,518,028	13,682,418
Unione di Banche Italiane ScpA	656,757	6,802,679
Unipol Gruppo Finanziario SpA	923,966	670,527
Vianini Lavori SpA	11,628	65,474
Vittoria Assicurazioni SpA	17,594	85,277
*Zignago Vetro SpA	5,214	35,821

TOTAL ITALY		142,631,099

JAPAN — (16.8%)
77 Bank, Ltd. (The)	354,000	1,919,271
*A&A Material Corp.	12,000	8,023
*A&D Co., Ltd.	9,400	38,710
*ABC-Mart, Inc.	3,300	119,785
*Accordia Golf Co., Ltd.	265	216,323
Achilles Corp.	182,000	268,497
Adeka Corp.	85,100	975,441
Advan Co., Ltd.	25,300	205,513
Advantest Corp.	3,200	65,585
#Advantest Corp. ADR	15,767	321,489
#AEON Co., Ltd.	327,600	4,121,815
Aeon Delight Co., Ltd.	3,400	62,973
Aeon Fantasy Co., Ltd.	11,400	157,095
Agrex, Inc.	4,200	42,436
Ahresty Corp.	27,800	311,563
Ai Holdings Corp.	45,900	180,883
Aica Kogyo Co., Ltd.	41,900	506,891
Aichi Bank, Ltd. (The)	6,900	428,503
Aichi Corp.	46,600	205,200
Aichi Machine Industry Co., Ltd.	80,000	372,725
#Aichi Steel Corp.	123,000	875,151
#Aichi Tokei Denki Co., Ltd.	19,000	51,942
Aida Engineering, Ltd.	78,800	383,796
Aigan Co., Ltd.	20,300	116,287
*Ain Pharmaciez, Inc.	1,600	57,646
Aiphone Co., Ltd.	21,900	329,631
Air Water, Inc.	50,000	656,709
Airport Facilities Co., Ltd.	32,300	145,442
Aisan Industry Co., Ltd.	44,900	436,111
Aisin Seiki Co., Ltd.	76,500	2,906,003
Ajinomoto Co., Inc.	343,000	3,802,055
#Akebono Brake Industry Co., Ltd.	24,500	159,721
Akita Bank, Ltd. (The)	169,000	517,515
#*Alconix Corp.	2,600	69,576
Alfresa Holdings Corp.	35,500	1,465,327
*All Nippon Airways Co., Ltd.	87,000	318,954
Allied Telesis Holdings K.K.	103,600	129,186
Alpen Co., Ltd.	13,500	247,932
Alpha Corp.	3,500	38,187
*Alpha Systems, Inc.	9,600	165,339

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Alpine Electronics, Inc.	47,600	$656,679
Alps Electric Co., Ltd.	154,500	1,859,297
Alps Logistics Co., Ltd.	10,900	130,206
Altech Co., Ltd.	8,200	31,511
Altech Corp.	2,600	20,846
Amada Co., Ltd.	324,000	2,828,473
Amano Corp.	75,200	705,814
Amiyaki Tei Co., Ltd.	21	71,678
Amuse, Inc.	8,520	100,054
Ando Corp.	82,000	110,943
Anest Iwata Corp.	24,000	113,110
#Anritsu Corp.	156,000	1,320,958
*AOC Holdings, Inc.	69,500	417,027
AOI Advertising Promotion, Inc.	5,500	31,997
AOI Electronic Co., Ltd.	2,800	33,387
AOKI Holdings, Inc.	27,400	437,664
Aomori Bank, Ltd. (The)	199,000	594,552
Aoyama Trading Co., Ltd.	77,400	1,307,478
#*Aozora Bank, Ltd.	498,000	1,097,948
Arakawa Chemical Industries, Ltd.	22,600	241,200
Araya Industrial Co., Ltd.	59,000	93,266
Arc Land Sakamoto Co., Ltd.	23,800	289,684
Arcs Co., Ltd.	22,200	341,169
*Argo Graphics, Inc.	9,000	118,067
#Ariake Japan Co., Ltd.	15,900	267,287
Arisawa Manufacturing Co., Ltd.	60,300	331,870
Aronkasei Co., Ltd.	18,000	85,271
ART Corp.	10,600	167,909
As One Corp.	14,090	301,036
Asahi Breweries, Ltd.	49,800	934,952
#Asahi Co., Ltd.	6,200	98,328
Asahi Diamond Industrial Co., Ltd.	59,000	1,182,281
Asahi Glass Co., Ltd.	398,000	4,970,212
Asahi Holdings, Inc.	6,500	134,616
Asahi Kasei Corp.	390,000	2,663,093
Asahi Kogyosha Co., Ltd.	31,000	132,266
Asahi Organic Chemicals Industry Co., Ltd.	86,000	251,811
*Asahi Tec Corp.	3,342,000	1,347,556
*Asanuma Corp.	11,000	7,551
#Asatsu-DK, Inc.	31,900	862,782
Asax Co., Ltd.	22	25,568
*Ashimori Industry Co., Ltd.	40,000	63,407
Asics Corp.	23,000	306,197
ASKA Pharmaceutical Co., Ltd.	30,000	222,704
Astellas Pharma, Inc.	31,400	1,199,573
Asunaro Aoki Construction Co., Ltd.	41,500	196,404
#*Atom Corp.	14,400	44,809
Atsugi Co., Ltd.	349,000	459,745
Autobacs Seven Co., Ltd.	30,100	1,205,606
Avex Group Holdings, Inc.	34,200	499,685
Awa Bank, Ltd. (The)	195,000	1,201,799
Bals Corp.	8	7,804
Bando Chemical Industries, Ltd.	146,000	644,417
Bank of Iwate, Ltd. (The)	20,900	980,187
Bank of Kyoto, Ltd. (The)	188,000	1,738,703
Bank of Nagoya, Ltd. (The)	143,000	456,448
Bank of Okinawa, Ltd. (The)	18,900	742,573
Bank of Saga, Ltd. (The)	145,000	415,007
Bank of the Ryukyus, Ltd.	46,800	550,952
Bank of Yokohama, Ltd. (The)	605,000	3,030,934
Belc Co., Ltd.	3,700	44,264

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Belluna Co., Ltd.	36,150	$218,502
Benesse Holdings, Inc.	16,300	730,528
#*Best Denki Co., Ltd.	65,500	201,012
Bic Camera, Inc.	413	170,623
#BML, Inc.	7,300	196,458
Bookoff Corp.	20,600	172,591
Bridgestone Corp.	51,800	995,537
Brother Industries, Ltd.	147,700	2,259,276
Bunka Shutter Co., Ltd.	63,000	163,339
*C&I Holdings Co., Ltd.	53,300	3,299
CAC Corp.	12,600	98,323
*Calsonic Kansei Corp.	152,000	635,345
Canon Electronics, Inc.	6,700	188,564
Canon Marketing Japan, Inc.	66,300	951,903
Canon, Inc.	7,334	361,007
#Canon, Inc. Sponsored ADR	31,850	1,565,746
Capcom Co., Ltd.	13,000	223,024
*Carchs Holdings Co., Ltd.	21,500	7,071
#*Casio Computer Co., Ltd.	168,500	1,260,217
Cawachi, Ltd.	26,900	549,706
#*Cedyna Financial Corp.	105,209	211,202
Central Glass Co., Ltd.	112,000	527,585
Central Japan Railway Co., Ltd.	106	895,253
Central Security Patrols Co., Ltd.	7,100	74,752
Century Tokyo Leasing Corp.	54,630	965,055
*CHI Group Co., Ltd.	6,400	24,129
Chiba Bank, Ltd. (The)	449,000	2,798,713
*Chiba Kogyo Bank, Ltd. (The)	48,400	301,310
Chino Corp.	47,000	122,516
Chiyoda Co., Ltd.	27,100	383,369
Chiyoda Corp.	94,000	836,173
#Chiyoda Integre Co., Ltd.	25,000	396,511
#Chofu Seisakusho Co., Ltd.	27,300	617,485
Chori Co., Ltd.	177,000	239,631
Chubu Electric Power Co., Ltd.	47,100	1,177,005
Chubu Shiryo Co., Ltd.	28,000	200,896
Chudenko Corp.	26,700	330,155
Chuetsu Pulp & Paper Co., Ltd.	122,000	226,349
*Chugai Mining Co., Ltd.	259,700	101,635
Chugai Pharmaceutical Co., Ltd.	19,800	365,234
Chugai Ro Co., Ltd.	81,000	331,171
Chugoku Bank, Ltd. (The)	148,000	1,774,900
#Chugoku Electric Power Co., Ltd. (The)	33,100	685,459
Chugoku Marine Paints, Ltd.	52,000	459,830
#Chukyo Bank, Ltd. (The)	189,000	482,083
#Chuo Denki Kogyo Co., Ltd.	31,000	191,277
Chuo Mitsui Trust Holdings, Inc.	587,000	2,359,148
Chuo Spring Co., Ltd.	35,000	146,623
Circle K Sunkus Co., Ltd.	49,400	793,946
Citizen Holdings Co., Ltd.	244,350	1,583,511
CKD Corp.	72,900	708,451
#*Clarion Co., Ltd.	103,000	196,237
Cleanup Corp.	24,400	175,950
#CMIC Co., Ltd.	190	53,808
CMK Corp.	83,100	435,062
Coca-Cola Central Japan Co., Ltd.	20,900	283,836
Coca-Cola West Co., Ltd.	55,402	1,010,848
Cocokara fine, Inc.	23,520	498,862
#Colowide Co., Ltd.	32,000	187,789
Computer Engineering & Consulting, Ltd.	17,600	93,170
Comsys Holdings Corp.	120,000	1,251,495

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Co-Op Chemical Co., Ltd.	26,000	$36,866
Core Corp.	6,100	51,902
Corona Corp.	26,600	276,670
#Cosel Co., Ltd.	20,800	328,076
Cosmo Oil Co., Ltd.	604,000	1,954,019
Cosmos Pharmaceutical Corp.	200	8,042
Create Medic Co., Ltd.	3,500	35,735
Credit Saison Co., Ltd.	156,300	2,672,780
#Cresco, Ltd.	36,000	264,139
#Cross Plus, Inc.	2,000	19,344
*CSK Corp.	138,580	589,267
CTI Engineering Co., Ltd.	12,300	71,979
#Culture Convenience Club Co., Ltd.	29,700	163,098
Cybernet Systems Co., Ltd.	159	42,834
#Cybozu, Inc.	141	39,351
Dai Nippon Printing Co., Ltd.	202,000	2,764,078
#*Dai Nippon Toryo, Ltd.	103,000	160,756
Daibiru Corp.	15,300	130,572
Daicel Chemical Industries, Ltd.	185,000	1,345,647
Dai-Dan Co., Ltd.	42,000	233,695
Daido Kogyo Co., Ltd.	32,000	73,653
#Daido Metal Co., Ltd.	40,000	361,309
Daido Steel Co., Ltd.	253,000	1,597,433
#Daidoh, Ltd.	22,000	197,137
#*Daiei, Inc. (The)	104,000	380,274
Daifuku Co., Ltd.	87,500	635,349
Daihatsu Motor Co., Ltd.	66,000	1,093,069
Daihen Corp.	77,000	348,158
Daiho Corp.	49,000	45,983
#*Daiichi Chuo K.K.	58,000	138,284
Daiichi Jitsugyo Co., Ltd.	78,000	322,568
Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	3,000	129,474
Daiichi Kogyo Seiyaku Co., Ltd.	39,000	146,825
Daiichi Sankyo Co., Ltd.	69,100	1,501,982
Daiken Corp.	119,000	321,134
*Daiki Aluminium Industry Co., Ltd.	43,000	140,610
Daikin Industries, Ltd.	23,000	796,971
Daiko Clearing Services Corp.	17,700	66,934
Daikoku Denki Co., Ltd.	10,200	126,920
Daikokutenbussan Co., Ltd.	200	6,850
#*Daikyo, Inc.	229,392	460,163
Dainichi Co., Ltd.	17,300	128,530
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	79,000	465,251
*Dainippon Screen Manufacturing Co., Ltd.	254,000	2,339,180
Dainippon Sumitomo Pharma Co., Ltd.	95,100	854,708
Daio Paper Corp.	60,000	421,525
Daisan Bank, Ltd. (The)	147,000	399,127
#Daiseki Co., Ltd.	5,925	111,705
Daishi Bank, Ltd. (The)	304,000	1,029,831
Daiso Co., Ltd.	91,000	290,267
*Daisue Construction Co., Ltd.	70,000	33,319
Daisyo Corp.	26,100	357,167
Daito Bank, Ltd. (The)	138,000	111,102
Daito Trust Construction Co., Ltd.	6,900	484,675
Daiwa House Industry Co., Ltd.	274,000	3,347,674
Daiwa Industries, Ltd.	40,000	209,360
Daiwa Securities Group, Inc.	980,000	4,848,847
#Daiwabo Holdings Co., Ltd.	308,000	814,512
DC Co., Ltd.	24,400	47,007
DCM Holdings Co., Ltd.	66,380	397,650
DeNa Co., Ltd.	8,700	315,135

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Denki Kagaku Kogyo K.K.	335,000	$1,636,168
Denki Kogyo Co., Ltd.	126,000	663,984
Denso Corp.	125,500	4,629,722
Dentsu, Inc.	53,200	1,623,849
Denyo Co., Ltd.	24,400	203,826
Descente, Ltd.	43,000	218,118
DIC Corp.	345,000	767,263
#Disco Corp.	17,700	1,184,730
DMW Corp.	900	17,572
Don Quijote Co., Ltd.	14,200	458,532
Doshisha Co., Ltd.	16,300	370,944
Doutor Nichires Holdings Co., Ltd.	28,323	373,533
Dowa Holdings Co., Ltd.	281,500	1,982,463
#Dr Ci:Labo Co., Ltd.	19	71,015
*Dream Incubator, Inc.	25	19,203
DTS Corp.	36,000	438,235
*Duskin Co., Ltd.	51,700	983,662
#*Dwango Co., Ltd.	81	222,706
Dydo Drinco, Inc.	11,400	438,207
*Dynic Corp.	14,000	29,783
#eAccess, Ltd.	334	201,738
Eagle Industry Co., Ltd.	40,000	447,313
#Earth Chemical Co., Ltd.	2,100	69,544
East Japan Railway Co.	20,200	1,334,287
*Ebara Corp.	240,000	1,170,185
Echo Trading Co., Ltd.	3,000	30,262
#Edion Corp.	89,000	788,676
Ehime Bank, Ltd. (The)	340,000	945,412
Eighteenth Bank, Ltd. (The)	162,000	485,273
Eiken Chemical Co., Ltd.	28,700	374,668
#Eisai Co., Ltd.	11,500	398,729
#Eizo Nanao Corp.	18,000	439,185
Electric Power Development Co., Ltd.	13,700	424,666
Elematec Corp.	18,400	275,046
#*Elpida Memory, Inc.	185,500	2,692,896
#Enplas Corp.	16,100	235,399
#*Enshu, Ltd.	37,000	42,465
Ensuiko Sugar Refining Co., Ltd.	11,000	40,296
#EPS Co., Ltd.	23	54,319
ESPEC Corp.	37,100	289,542
Excel Co., Ltd.	1,500	18,874
Exedy Corp.	35,400	1,190,133
#Ezaki Glico Co., Ltd.	45,000	511,206
F&A Aqua Holdings, Inc.	3,500	35,605
Faith, Inc.	847	98,545
FALCO SD HOLDINGS Co., Ltd.	7,800	74,268
FamilyMart Co., Ltd.	13,500	502,066
Fancl Corp.	16,800	242,851
FANUC Corp.	6,000	949,494
Fast Retailing Co., Ltd.	2,800	408,942
FCC Co., Ltd.	20,400	463,217
*FDK Corp.	84,000	150,814
*Felissimo Corp.	1,200	14,951
FIDEA Holdings Co., Ltd.	28,100	77,912
#*First Baking Co., Ltd.	12,000	13,478
Foster Electric Co., Ltd.	21,600	579,976
FP Corp.	6,100	363,423
France Bed Holdings Co., Ltd.	137,000	181,668
F-Tech, Inc.	6,800	131,120
#*Fudo Tetra Corp.	128,400	83,011
Fuji Co., Ltd.	11,600	238,533

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Fuji Corp, Ltd.	35,400	$196,196
Fuji Electric Holdings Co., Ltd.	575,000	1,855,295
#*Fuji Electronics Co., Ltd.	21,200	423,344
*Fuji Fire & Marine Insurance Co., Ltd.	141,000	192,555
Fuji Furukawa Engineering & Construction Co., Ltd.	10,000	15,834
Fuji Heavy Industries, Ltd.	441,000	3,776,320
*Fuji Kiko Co., Ltd.	11,000	43,586
Fuji Kyuko Co., Ltd.	14,000	71,221
Fuji Oil Co., Ltd.	32,200	466,516
Fuji Oozx, Inc.	6,000	25,933
Fuji Seal International, Inc.	3,700	86,948
Fuji Soft, Inc.	19,300	327,496
Fuji Television Network, Inc.	294	456,586
Fujibo Holdings, Inc.	78,000	144,797
Fujicco Co., Ltd.	31,600	385,353
FUJIFILM Holdings Corp.	164,875	5,967,505
Fujikura Kasei Co., Ltd.	47,400	341,493
Fujikura Rubber, Ltd.	18,900	90,200
Fujikura, Ltd.	352,000	1,704,702
Fujimi, Inc.	21,200	321,145
Fujimori Kogyo Co., Ltd.	14,100	232,456
Fujita Kanko, Inc.	11,000	51,084
*Fujitec Co., Ltd.	93,000	496,730
Fujitsu Frontech, Ltd.	25,200	209,720
Fujitsu General, Ltd.	42,000	247,384
Fujitsu, Ltd.	297,292	1,852,233
*Fujiya Co., Ltd.	46,000	85,247
FuKoKu Co., Ltd.	7,700	85,388
Fukuda Corp.	42,000	83,106
Fukui Bank, Ltd. (The)	278,000	858,259
Fukuoka Financial Group, Inc.	462,600	1,983,162
Fukushima Bank, Ltd.	242,000	159,228
*Fukusima Industries Corp.	5,100	59,607
Fukuyama Transporting Co., Ltd.	249,000	1,244,345
Fumakilla, Ltd.	16,000	75,071
Funai Consulting Co., Ltd.	10,500	67,984
#Funai Electric Co., Ltd.	17,900	596,961
Furukawa Battery Co., Ltd.	3,000	20,400
*Furukawa Co., Ltd.	350,000	428,000
#Furukawa Electric Co., Ltd.	343,067	1,530,828
Furukawa-Sky Aluminum Corp.	85,000	259,606
Furusato Industries, Ltd.	14,900	94,342
Fuso Pharmaceutical Industries, Ltd.	91,000	264,825
Futaba Corp.	45,500	898,794
*Futaba Industrial Co., Ltd.	95,400	713,210
Future Architect, Inc.	69	31,106
Fuyo General Lease Co., Ltd.	19,200	679,450
G-7 Holdings, Inc.	6,500	42,477
#Gakken Holdings Co., Ltd.	98,000	214,158
Gecoss Corp.	22,500	85,862
GEO Co., Ltd.	103	118,149
GLOBERIDE, Inc.	27,000	33,547
Glory, Ltd.	57,700	1,379,994
#GMO Internet, Inc.	15,800	88,530
Godo Steel, Ltd.	250,000	492,512
Goldcrest Co., Ltd.	14,680	394,535
#*Goldwin, Inc.	72,000	199,393
Gourmet Kineya Co., Ltd.	28,000	166,490
#GS Yuasa Corp.	140,000	980,627
*GSI Creos Corp.	122,000	201,313
#Gulliver International Co., Ltd.	4,390	189,867

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Gun Ei Chemical Industry Co., Ltd.	63,000	$189,258
Gunma Bank, Ltd. (The)	331,000	1,903,754
Gunze, Ltd.	227,000	948,150
H2O Retailing Corp.	106,000	784,059
Hachijuni Bank, Ltd. (The)	252,000	1,442,330
Hagoromo Foods Corp.	3,000	43,207
*Hakudo Co., Ltd.	5,600	63,243
Hakuhodo Dy Holdings, Inc.	23,070	1,316,676
Hakuto Co., Ltd.	21,700	224,494
#Hamakyorex Co., Ltd.	4,500	137,317
Hamamatsu Photonics K.K.	24,300	890,705
Hankyu Hanshin Holdings, Inc.	317,000	1,468,931
Hanwa Co., Ltd.	122,000	588,230
Happinet Corp.	10,300	133,467
Harashin Narus Holdings Co., Ltd.	6,100	91,293
*Hard Off Corp Co., Ltd.	2,600	13,813
Harima Chemicals, Inc.	22,000	159,200
Haruyama Trading Co., Ltd.	2,400	12,178
*Haseko Corp.	606,000	562,297
*Hayashikane Sangyo Co., Ltd.	20,000	20,966
*Hazama Corp.	98,900	84,471
Heiwa Corp.	32,600	475,877
Heiwa Real Estate Co., Ltd.	241,500	738,870
Heiwado Co., Ltd.	40,500	535,375
Hibiya Engineering, Ltd.	39,700	362,594
Hiday Hidaka Corp.	8,100	135,374
Higashi-Nippon Bank, Ltd.	136,000	319,693
Higo Bank, Ltd. (The)	185,000	977,550
Hikari Tsushin, Inc.	26,500	600,004
Hino Motors, Ltd.	234,000	1,320,257
Hioki EE Corp.	700	13,928
Hirose Electric Co., Ltd.	7,000	752,093
#Hiroshima Bank, Ltd. (The)	494,000	2,106,737
HIS Co., Ltd.	10,700	279,245
Hisaka Works, Ltd.	41,000	581,890
Hisamitsu Pharmaceutical Co., Inc.	6,800	274,239
Hitachi Cable, Ltd.	173,000	456,036
Hitachi Capital Corp.	50,200	796,879
Hitachi Chemical Co., Ltd.	67,900	1,540,190
Hitachi Construction Machinery Co., Ltd.	72,700	1,716,155
Hitachi High-Technologies Corp.	67,500	1,670,057
#Hitachi Koki Co., Ltd.	62,800	625,649
Hitachi Kokusai Electric, Inc.	75,000	657,603
Hitachi Medical Corp.	36,000	359,012
Hitachi Metals Techno, Ltd.	3,500	17,427
#Hitachi Metals, Ltd.	55,000	646,758
Hitachi Tool Engineering, Ltd.	23,100	263,037
Hitachi Transport System, Ltd.	42,800	651,884
#Hitachi Zosen Corp.	390,000	595,534
Hitachi, Ltd.	4,000	21,884
#Hitachi, Ltd. ADR	102,056	5,656,964
Hochiki Corp.	15,000	77,360
#Hodogaya Chemical Co., Ltd.	78,000	322,591
Hogy Medical Co., Ltd.	5,400	246,725
#Hohsui Corp.	11,000	14,523
Hokkaido Electric Power Co., Inc.	27,400	569,568
Hokkaido Gas Co., Ltd.	80,000	248,705
Hokkan Holdings, Ltd.	70,000	223,141
Hokko Chemical Industry Co., Ltd.	25,000	88,704
Hokkoku Bank, Ltd. (The)	255,000	865,268
Hokuetsu Bank, Ltd. (The)	224,000	463,928

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Hokuetsu Industries Co., Ltd.	10,000	$18,208
#Hokuetsu Kishu Paper Co., Ltd.	167,295	935,499
*Hokuhoku Financial Group, Inc.	978,000	1,979,049
Hokuriku Electric Industry Co., Ltd.	35,000	72,552
Hokuriku Electric Power Co., Inc.	19,500	475,396
Hokuriku Electrical Construction Co., Ltd.	6,000	16,414
Hokuto Corp.	6,100	140,403
#Honda Motor Co., Ltd.	16,400	706,876
#Honda Motor Co., Ltd. Sponsored ADR	409,732	17,839,731
#Honeys Co., Ltd.	19,340	246,484
Horiba, Ltd.	28,700	792,095
Horipro, Inc.	13,300	122,549
Hoshizaki Electric Co., Ltd.	7,200	136,070
Hosiden Corp.	54,100	567,648
Hosokawa Micron Corp.	41,000	176,796
House Foods Corp.	66,000	1,092,608
#*Howa Machinery, Ltd.	123,000	118,446
Hoya Corp.	22,900	540,225
Hurxley Corp.	2,200	13,648
Hyakugo Bank, Ltd. (The)	224,000	998,708
Hyakujishi Bank, Ltd. (The)	301,000	1,146,337
*I Metal Technology Co., Ltd.	14,000	34,867
Ibiden Co., Ltd.	33,400	1,130,572
IBJ Leasing Co., Ltd.	13,300	332,479
Ichibanya Co., Ltd.	500	14,373
Ichiken Co., Ltd.	22,000	31,682
*Ichikoh Industries, Ltd.	39,000	115,482
ICHINEN HOLDINGS Co., Ltd.	17,600	97,604
Ichiyoshi Securities Co., Ltd.	42,400	315,563
Icom, Inc.	15,900	435,749
Idec Corp.	27,500	253,267
Idemitsu Kosan Co., Ltd.	16,500	1,738,997
Ihara Chemical Industry Co., Ltd.	47,000	172,669
IHI Corp.	811,000	1,840,906
Iida Home Max	18,500	219,155
Iino Kaiun Kaisha, Ltd.	37,500	170,904
#*Ikegami Tsushinki Co., Ltd.	54,000	41,448
#Ikyu Corp.	67	30,703
*Image Holdings Co., Ltd.	7,400	28,249
Imasen Electric Industrial Co., Ltd.	27,300	404,995
Imperial Hotel, Ltd.	7,550	200,377
*Impress Holdings, Inc.	26,000	46,971
Inaba Denki Sangyo Co., Ltd.	14,300	400,123
Inaba Seisakusho Co., Ltd.	17,800	177,742
Inabata & Co., Ltd.	88,200	561,799
Inageya Co., Ltd.	23,000	246,767
Ines Corp.	60,600	486,478
I-Net Corp.	7,400	43,694
Information Services International-Dentsu, Ltd.	17,600	120,299
Innotech Corp.	36,200	261,547
Inpex Corp.	460	2,956,006
Intage, Inc.	4,000	89,314
Internet Initiative Japan, Inc.	98	286,360
Inui Steamship Co., Ltd.	42,900	264,308
Inui Warehouse Co., Ltd.	5,000	32,578
#*Invoice, Inc.	2,790	50,671
Ise Chemical Corp.	15,000	108,417
#*Iseki & Co., Ltd.	105,000	296,201
Isetan Mitsukoshi Holdings, Ltd.	212,640	2,389,077
*Ishihara Sangyo Kaisha, Ltd.	412,000	568,910
Ishii Hyoki Co., Ltd.	4,400	45,345

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Ishii Iron Works Co., Ltd.	23,000	$46,821
Ishizuka Glass Co., Ltd.	12,000	25,333
Isuzu Motors, Ltd.	895,000	4,224,079
IT Holdings Corp.	71,700	894,462
*ITC Networks Corp.	3,600	21,508
ITO EN, Ltd.	25,700	443,440
ITOCHU Corp.	553,000	6,019,197
Itochu Enex Co., Ltd.	53,300	303,106
Itochu Techno-Solutions Corp.	19,100	665,612
Itochu-Shokuhin Co., Ltd.	11,200	403,900
#Itoham Foods, Inc.	140,000	512,390
Itoki Corp.	45,100	114,295
Iwai Cosmo Holdings, Inc.	12,900	85,174
#*Iwasaki Electric Co., Ltd.	105,000	203,602
Iwatani International Corp.	100,000	312,384
*Iwatsu Electric Co., Ltd.	112,000	94,236
Iyo Bank, Ltd. (The)	207,157	1,765,961
*Izumi Co., Ltd.	47,100	693,100
Izumiya Co., Ltd.	100,000	412,570
*Izutsuya Co., Ltd.	70,000	53,689
J Front Retailing Co., Ltd.	473,600	2,455,278
*Jalux, Inc.	2,900	27,106
Jamco Corp.	11,000	77,214
*Janome Sewing Machine Co., Ltd.	182,000	162,502
Japan Airport Terminal Co., Ltd.	29,400	440,777
*Japan Asia Investment Co., Ltd.	33,000	25,414
Japan Aviation Electronics Industry, Ltd.	64,000	471,008
Japan Business Computer Co., Ltd.	21,500	139,749
*Japan Carlit Co., Ltd.	22,000	127,741
Japan Cash Machine Co., Ltd.	13,600	105,665
Japan Digital Laboratory Co., Ltd.	39,300	424,676
Japan Electronic Materials Corp.	4,100	28,672
Japan Foundation Engineering Co., Ltd.	8,600	24,162
Japan Kenzai Co., Ltd.	10,700	48,938
Japan Medical Dynamic Marketing, Inc.	2,600	6,553
Japan Petroleum Exploration Co., Ltd.	10,200	415,116
Japan Pulp & Paper Co., Ltd.	102,000	378,532
Japan Steel Works, Ltd. (The)	16,000	167,822
Japan Tobacco, Inc.	194	729,795
Japan Transcity Corp.	78,000	293,660
Japan Vilene Co., Ltd.	45,000	238,010
Japan Wool Textile Co., Ltd. (The)	88,000	776,222
#Jastec Co., Ltd.	23,300	141,252
JBIS Holdings, Inc.	31,500	123,027
#Jeol, Ltd.	73,000	254,630
JFE Holdings, Inc.	61,400	1,976,365
JFE Shoji Holdings, Inc.	109,000	528,575
JGC Corp.	19,000	464,703
*Jidosha Buhin Kogyo Co., Ltd.	18,000	116,859
JMS Co., Ltd.	40,000	138,456
Joban Kosan Co., Ltd.	79,000	117,405
J-Oil Mills, Inc.	89,000	287,378
Joshin Denki Co., Ltd.	35,000	334,502
Joyo Bank, Ltd. (The)	388,000	1,715,751
JS Group Corp.	135,440	2,959,955
JSP Corp.	38,300	631,605
JSR Corp.	39,400	812,332
JTEKT Corp.	145,800	1,828,140
#*Juki Corp.	106,000	210,955
Juroku Bank, Ltd.	290,000	940,214
#*JVC Kenwood Holdings, Inc.	90,170	393,317

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
JX Holdings, Inc.	1,031,270	$6,989,568
#*kabu.com Securities Co., Ltd.	12,600	54,321
Kabuki-Za Co., Ltd.	1,000	41,292
Kadokawa Holdings, Inc.	24,200	643,251
Kaga Electronics Co., Ltd.	31,900	392,810
Kagome Co., Ltd.	22,500	415,720
Kagoshima Bank, Ltd. (The)	145,000	954,327
Kajima Corp.	830,000	2,191,154
Kakaku.com, Inc.	48	271,154
Kaken Pharmaceutical Co., Ltd.	40,000	503,575
Kameda Seika Co., Ltd.	21,600	426,777
Kamei Corp.	33,000	161,849
Kamigumi Co., Ltd.	253,000	2,124,539
Kanaden Corp.	27,000	168,222
Kanagawa Chuo Kotsu Co., Ltd.	11,000	56,583
Kanamoto Co., Ltd.	30,000	152,685
Kandenko Co., Ltd.	66,000	426,022
Kaneka Corp.	289,000	2,019,056
*Kanematsu Corp.	390,000	399,427
Kanematsu Electronics, Ltd.	44,900	464,111
Kansai Electric Power Co., Inc.	55,000	1,359,783
Kansai Paint Co., Ltd.	133,000	1,368,243
Kanto Auto Works, Ltd.	30,346	271,015
#Kanto Denka Kogyo Co., Ltd.	40,000	341,226
Kanto Natural Gas Development Co., Ltd.	43,000	237,195
Kao Corp.	23,000	601,609
*Kappa Create Co., Ltd.	2,250	54,465
Kasai Kogyo Co., Ltd.	49,000	336,790
Kasumi Co., Ltd.	38,900	217,989
Katakura Chikkarin Co., Ltd.	20,000	64,382
#Katakura Industries Co., Ltd.	25,100	241,466
Kato Sangyo Co., Ltd.	22,200	351,879
Kato Works Co., Ltd.	58,000	139,946
KAWADA TECHNOLOGIES, Inc.	3,000	55,735
Kawai Musical Instruments Manufacturing Co., Ltd.	80,000	183,366
Kawakin Holdings Co., Ltd.	10,000	35,948
Kawasaki Heavy Industries, Ltd.	424,000	1,513,972
Kawasaki Kasei Chemicals, Ltd.	23,000	38,114
Kawasaki Kinkai Kisen Kaisha, Ltd.	28,000	122,715
Kawasaki Kisen Kaisha, Ltd.	588,000	2,459,326
*Kawashima Selkon Textiles Co., Ltd.	167,000	136,398
Kawasumi Laboratories, Inc.	22,000	162,256
Kayaba Industry Co., Ltd.	163,000	1,295,221
KDDI Corp.	218	1,227,176
Keihan Electric Railway Co., Ltd.	70,000	283,435
Keihanshin Real Estate Co., Ltd.	6,100	29,878
Keihin Co., Ltd. (The)	59,000	68,972
Keihin Corp.	36,500	832,328
Keikyu Corp.	88,000	753,475
Keio Corp.	125,000	840,359
Keisei Electric Railway Co., Ltd.	166,000	1,123,995
Keiyo Bank, Ltd. (The)	227,000	1,161,932
#Keiyo Co., Ltd.	41,100	214,204
#*Kenedix, Inc.	3,507	890,170
Kentucky Fried Chicken Japan, Ltd.	5,000	118,898
Kewpie Corp.	76,000	937,402
#Key Coffee, Inc.	17,900	318,865
Keyence Corp.	1,869	497,228
Kikkoman Corp.	102,050	1,106,253
#Kimoto Co., Ltd.	46,400	439,476
#Kimura Chemical Plants Co., Ltd.	4,100	32,286

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Kinden Corp.	128,000	$1,146,755
#*Kinki Nippon Tourist Co., Ltd.	94,000	86,130
Kinki Sharyo Co., Ltd.	35,000	194,005
#Kintetsu Corp.	167,000	515,480
Kintetsu World Express, Inc.	10,300	285,136
#Kinugawa Rubber Industrial Co., Ltd.	36,000	190,188
Kirin Holdings Co., Ltd.	174,980	2,358,089
Kirindo Co., Ltd.	2,700	13,890
#Kisoji Co., Ltd.	15,900	329,275
Kissei Pharmaceutical Co., Ltd.	29,900	599,413
*Kitagawa Iron Works Co., Ltd.	128,000	254,843
Kita-Nippon Bank, Ltd. (The)	8,800	218,287
#Kitano Construction Corp.	89,000	222,442
Kito Corp.	67	64,494
Kitz Corp.	108,000	490,944
Kiyo Holdings, Inc.	598,000	825,188
Koa Corp.	61,600	697,817
Koatsu Gas Kogyo Co., Ltd.	26,000	159,346
Kobayashi Pharmaceutical Co., Ltd.	10,700	500,734
Kobayashi Yoko Co., Ltd.	1,900	5,273
Kobe Steel, Ltd.	691,000	1,694,908
Koekisha Co., Ltd.	1,800	28,913
#Kohnan Shoji Co., Ltd.	45,600	630,975
Kohsoku Corp.	5,000	46,280
Koike Sanso Kogyo Co., Ltd.	40,000	116,220
*Koito Industries, Ltd.	18,000	30,807
Koito Manufacturing Co., Ltd.	51,000	882,908
#Kojima Co., Ltd.	41,900	253,340
Kokuyo Co., Ltd.	85,864	715,438
Komai Tekko, Inc.	59,000	156,072
Komatsu Seiren Co., Ltd.	47,000	191,679
#Komatsu Wall Industry Co., Ltd.	9,900	95,085
Komatsu, Ltd.	54,600	1,628,572
Komeri Co., Ltd.	14,400	333,713
Komori Corp.	95,600	1,065,932
#*Konaka Co., Ltd.	43,080	211,609
Konami Co., Ltd.	27,862	557,802
Konami Corp. ADR	19,770	397,575
Konica Minolta Holdings, Inc.	166,000	1,604,190
Konishi Co., Ltd.	19,600	260,949
*Kosaido Co., Ltd.	600	900
Kose Corp.	18,000	458,119
Kosei Securities Co., Ltd.	58,000	61,236
KRS Corp.	11,500	118,902
K’s Holdings Corp.	26,520	739,225
KU Holdings Co., Ltd.	7,800	33,563
Kubota Corp.	9,000	91,660
#Kubota Corp. Sponsored ADR	46,500	2,371,035
*Kumagai Gumi Co., Ltd.	168,000	129,321
#Kumiai Chemical Industry Co., Ltd.	79,000	276,770
Kura Corp.	5,200	80,441
Kurabo Industries, Ltd.	280,000	522,708
Kuraray Co., Ltd.	95,500	1,342,613
Kuraudia Co., Ltd.	1,200	19,087
Kureha Corp.	113,000	663,188
*Kurimoto, Ltd.	207,000	326,093
Kurita Water Industries, Ltd.	11,600	362,923
Kuroda Electric Co., Ltd.	32,300	442,992
#Kurosaki Harima Corp.	57,000	236,629
Kusuri No Aoki Co., Ltd.	4,200	44,839
Kyocera Corp.	8,115	846,592

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Kyocera Corp. Sponsored ADR	28,900	$2,991,439
Kyoden Co., Ltd.	7,000	14,106
Kyodo Printing Co., Ltd.	118,000	273,668
Kyodo Shiryo Co., Ltd.	133,000	170,552
Kyoei Sangyo Co., Ltd.	21,000	45,806
Kyoei Steel, Ltd.	10,100	144,490
Kyoei Tanker Co., Ltd.	35,000	70,119
Kyokuto Boeki Kaisha, Ltd.	10,000	19,987
Kyokuto Kaihatsu Kogyo Co., Ltd.	37,400	168,473
Kyokuto Securities Co., Ltd.	50,200	420,933
#Kyokuyo Co., Ltd.	81,000	180,011
#KYORIN Holdings, Inc.	51,000	931,606
Kyoritsu Maintenance Co., Ltd.	16,840	290,887
Kyosan Electric Manufacturing Co., Ltd.	105,000	577,882
Kyoto Kimono Yuzen Co., Ltd.	10,600	118,801
Kyowa Exeo Corp.	65,200	639,927
Kyowa Hakko Kirin Co., Ltd.	131,000	1,340,205
Kyowa Leather Cloth Co., Ltd.	13,100	52,593
Kyudenko Corp.	67,000	465,300
Kyushu Electric Power Co., Inc.	29,400	660,941
#*Laox Co., Ltd.	66,000	54,112
Lawson, Inc.	10,200	508,794
LEC, Inc.	4,200	76,445
#*Leopalace21 Corp.	209,100	330,592
Life Corp.	10,000	150,570
Lintec Corp.	33,000	923,607
#Lion Corp.	82,000	435,930
*Lonseal Corp.	23,000	24,920
#*Look, Inc.	78,000	127,644
*M3, Inc.	13	69,130
Mabuchi Motor Co., Ltd.	19,900	980,784
Macnica, Inc.	16,300	418,752
Macromill, Inc.	3,600	47,662
Maeda Corp.	120,000	398,665
Maeda Road Construction Co., Ltd.	87,000	753,650
Maezawa Kasei Industries Co., Ltd.	14,200	132,542
Maezawa Kyuso Industries Co., Ltd.	16,100	207,039
#*Makino Milling Machine Co., Ltd.	127,000	1,074,289
Makita Corp.	14,500	627,783
#Makita Corp. Sponsored ADR	12,696	546,690
*Mamiya-Op Co., Ltd.	43,000	54,421
Mandom Corp.	8,100	217,353
Marche Corp.	2,000	17,118
Mars Engineering Corp.	7,700	133,400
Marubeni Corp.	652,359	4,911,567
Marubun Corp.	27,100	165,280
Marudai Food Co., Ltd.	181,000	593,272
*Maruei Department Store Co., Ltd.	38,000	49,220
Maruetsu, Inc. (The)	54,000	214,467
Maruha Nichiro Holdings, Inc.	220,815	385,979
Marui Group Co., Ltd.	219,600	1,858,601
Maruichi Steel Tube, Ltd.	46,100	1,018,355
Maruka Machinery Co., Ltd.	4,000	30,590
Marusan Securities Co., Ltd.	107,500	598,458
Maruwa Co., Ltd.	17,000	516,922
Maruyama Manufacturing Co, Inc.	75,000	160,061
Maruzen Showa Unyu Co., Ltd.	75,000	248,400
Maspro Denkoh Corp.	19,700	179,183
#Matsuda Sangyo Co., Ltd.	10,662	180,652
Matsui Construction Co., Ltd.	27,000	101,973
#Matsui Securities Co., Ltd.	22,400	148,871

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Matsumotokiyoshi Holdings Co., Ltd.	13,400	$290,224
#*Matsuya Co., Ltd.	14,700	109,162
Matsuya Foods Co., Ltd.	17,500	301,504
Max Co., Ltd.	31,000	373,974
Maxvalu Tokai Co., Ltd.	11,600	163,809
Mazda Motor Corp.	858,000	2,538,458
MEC Co., Ltd.	20,100	98,482
Medipal Holdings Corp.	124,900	1,301,862
#Megachips Corp.	11,900	246,604
Megane TOP Co., Ltd.	13,000	127,066
Megmilk Snow Brand Co., Ltd.	19,800	354,112
#*Meidensha Corp.	140,000	649,450
Meiji Holdings Co., Ltd.	35,610	1,615,308
Meiji Shipping Co., Ltd.	6,200	24,155
*Meitec Corp.	3,800	75,870
Meito Sangyo Co., Ltd.	6,500	88,688
Meito Transportation Co., Ltd.	1,300	10,961
#*Meiwa Estate Co., Ltd.	26,500	202,511
*Meiwa Trading Co., Ltd.	42,200	154,990
Melco Holdings, Inc.	9,600	364,253
Mesco, Inc.	6,000	46,207
Michinoku Bank, Ltd. (The)	140,000	293,231
*Mie Bank, Ltd. (The)	53,000	151,270
Mikuni Coca-Cola Bottling Co., Ltd.	47,900	435,438
*Mikuni Corp.	7,000	18,915
#Milbon Co., Ltd.	5,280	137,578
Mimasu Semiconductor Industry Co., Ltd.	34,700	413,936
Minato Bank, Ltd. (The)	193,000	357,127
Minebea Co., Ltd.	142,000	843,343
Ministop Co., Ltd.	29,200	514,875
Miraca Holdings, Inc.	20,800	795,277
*Mirait Holdings Corp.	74,630	591,912
Miroku Jyoho Service Co., Ltd.	9,000	26,589
*Misawa Homes Co., Ltd.	22,000	102,688
Misawa Resort Co., Ltd.	6,000	11,706
Misumi Group, Inc.	12,800	328,989
Mitani Corp.	6,600	62,724
Mito Securities Co., Ltd.	72,000	113,100
*Mitsuba Corp.	72,000	675,684
Mitsubishi Chemical Holdings Corp.	634,500	4,422,117
Mitsubishi Corp.	350,500	9,784,856
Mitsubishi Electric Corp.	186,000	2,055,810
Mitsubishi Estate Co., Ltd.	37,073	700,772
Mitsubishi Gas Chemical Co., Inc.	375,000	2,614,244
Mitsubishi Heavy Industries, Ltd.	1,078,000	4,274,847
Mitsubishi Kakoki Kaisha, Ltd.	66,000	144,725
Mitsubishi Logistics Corp.	112,000	1,497,144
*Mitsubishi Materials Corp.	603,200	1,857,390
#*Mitsubishi Motors Corp.	479,000	665,575
*Mitsubishi Paper Mills, Ltd.	290,000	357,698
Mitsubishi Pencil Co., Ltd.	35,900	588,823
Mitsubishi Steel Manufacturing Co., Ltd.	247,000	787,173
Mitsubishi Tanabe Pharma Corp.	116,000	1,854,290
Mitsubishi UFJ Financial Group, Inc.	2,706,300	14,056,300
Mitsubishi UFJ Financial Group, Inc. ADR	1,847,677	9,607,920
Mitsuboshi Belting, Ltd.	89,000	525,726
Mitsui & Co., Ltd.	297,200	5,016,610
Mitsui & Co., Ltd. Sponsored ADR	15,592	5,254,504
#Mitsui Chemicals, Inc.	582,065	2,089,194
#*Mitsui Engineering & Shipbuilding Co., Ltd.	391,000	1,082,797
Mitsui Fudosan Co., Ltd.	108,000	2,203,316

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Mitsui High-Tec, Inc.	45,400	$258,410
Mitsui Home Co., Ltd.	46,000	252,116
Mitsui Knowledge Industry Co., Ltd.	1,115	196,816
Mitsui Matsushima Co., Ltd.	100,000	211,626
Mitsui Mining & Smelting Co., Ltd.	588,000	2,084,593
Mitsui O.S.K. Lines, Ltd.	342,000	2,233,999
*Mitsui Sugar Co., Ltd.	75,000	307,082
Mitsui-Soko Co., Ltd.	144,000	616,769
Mitsumi Electric Co., Ltd.	78,900	1,304,798
Mitsumura Printing Co., Ltd.	15,000	54,004
Mitsuuroko Co., Ltd.	37,100	230,690
Miura Co., Ltd.	15,800	438,356
Miyachi Corp.	2,400	19,941
*Miyaji Engineering Group, Inc.	72,000	77,375
*Miyakoshi Corp.	5,600	21,911
Miyazaki Bank, Ltd. (The)	168,000	453,272
Miyoshi Oil & Fat Co., Ltd.	86,000	144,688
Mizuho Financial Group, Inc.	5,639,900	10,888,134
*Mizuho Investors Securities Co., Ltd.	308,000	318,865
Mizuho Securities Co., Ltd.	428,000	1,130,209
*Mizuho Trust & Banking Co., Ltd.	136,000	132,765
Mizuno Corp.	107,000	530,670
Mochida Pharmaceutical Co., Ltd.	32,000	360,439
#Modec, Inc.	10,500	187,887
*Monex Group, Inc.	984	273,743
#Mori Seiki Co., Ltd.	48,700	569,054
Morinaga & Co., Ltd.	113,000	267,597
Morinaga Milk Industry Co., Ltd.	218,000	935,662
Morita Holdings Corp.	43,000	272,441
Morozoff, Ltd.	48,000	156,180
Mory Industries, Inc.	45,000	213,071
MOS Food Services, Inc.	22,000	408,445
Moshi Moshi Hotline, Inc.	900	21,716
MR MAX Corp.	35,900	125,690
MS&AD Insurance Group Holdings, Inc.	200,774	4,785,728
Murata Manufacturing Co., Ltd.	44,900	3,409,463
#Musashino Bank, Ltd.	41,700	1,259,997
*Mutoh Holdings Co., Ltd.	43,000	105,066
Nabtesco Corp.	36,000	850,392
Nac Co., Ltd.	3,300	45,458
Nachi-Fujikoshi Corp.	206,000	939,924
Nagaileben Co., Ltd.	7,300	188,708
Nagano Bank, Ltd. (The)	71,000	147,142
Nagano Keiki Co., Ltd.	1,900	16,782
Nagase & Co., Ltd.	108,000	1,394,625
Nagatanien Co., Ltd.	7,000	74,574
Nagoya Railroad Co., Ltd.	201,000	539,731
*Naigai Co., Ltd.	28,000	15,357
Naikai Zosen Corp.	3,000	14,620
Nakabayashi Co., Ltd.	68,000	149,482
Nakamuraya Co., Ltd.	25,000	121,183
*Nakano Corp.	33,000	94,680
*Nakayama Steel Works, Ltd.	165,000	222,965
Namco Bandai Holdings, Inc.	183,800	2,013,777
#Nankai Electric Railway Co., Ltd.	85,000	340,073
#Nanto Bank, Ltd. (The)	221,000	1,149,757
Natori Co., Ltd.	4,600	47,107
NEC Capital Solutions, Ltd.	18,800	312,408
NEC Corp.	1,564,800	4,449,868
NEC Fielding, Ltd.	13,200	159,775
NEC Mobiling, Ltd.	12,000	371,699

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
NEC Networks & System Integration Corp.	19,800	$269,360
Net One Systems Co., Ltd.	272	429,283
Neturen Co., Ltd.	48,500	429,573
#*New Japan Radio Co., Ltd.	46,000	156,750
New Tachikawa Aircraft Co., Ltd.	1,600	80,380
NGK Insulators, Ltd.	29,000	489,961
#NGK Spark Plug Co., Ltd.	130,000	2,019,180
NHK Spring Co., Ltd.	130,000	1,472,558
NIC Corp.	6,400	26,920
Nice Holdings, Inc.	88,000	187,498
Nichia Steel Works, Ltd.	53,000	140,843
Nichias Corp.	116,000	648,494
Nichiban Co., Ltd.	38,000	145,337
#Nichicon Corp.	69,200	979,679
*Nichiden Corp.	5,600	157,904
Nichiha Corp.	36,600	345,999
Nichii Gakkan Co.	30,800	265,502
Nichimo Co., Ltd.	15,000	33,607
Nichirei Corp.	218,000	994,977
Nichireki Co., Ltd.	35,000	144,314
Nidec Copal Corp.	14,400	226,690
Nidec Corp.	4,542	428,909
Nidec Corp. ADR	9,900	232,452
Nidec Sankyo Corp.	38,000	303,500
#Nidec-Tosok Corp.	22,700	234,812
Nifco, Inc.	53,800	1,439,686
NIFTY Corp.	178	235,436
#Nihon Chouzai Co., Ltd.	5,750	224,505
Nihon Dempa Kogyo Co., Ltd.	21,400	393,527
Nihon Eslead Corp.	14,200	145,667
#*Nihon Inter Electronics Corp.	19,200	36,087
Nihon Kagaku Sangyo Co., Ltd.	11,000	95,636
Nihon Kohden Corp.	21,800	471,055
#Nihon M&A Center, Inc.	29	127,274
#Nihon Nohyaku Co., Ltd.	92,000	507,510
Nihon Parkerizing Co., Ltd.	33,000	462,647
Nihon Plast Co., Ltd.	2,900	26,260
*Nihon Shokuh Kako Co., Ltd.	7,000	36,925
*Nihon Trim Co., Ltd.	250	5,488
Nihon Unisys, Ltd.	63,000	476,353
Nihon Yamamura Glass Co., Ltd.	175,000	514,234
Nikkiso Co., Ltd.	57,000	459,992
Nikko Co., Ltd.	28,000	98,346
Nikon Corp.	47,000	1,090,028
Nintendo Co., Ltd.	4,500	1,216,734
Nippo Corp.	55,000	411,497
Nippon Beet Sugar Manufacturing Co., Ltd.	156,000	393,905
#*Nippon Carbide Industries Co., Inc.	78,000	227,352
Nippon Carbon Co., Ltd.	120,000	361,885
Nippon Ceramic Co., Ltd.	26,300	457,679
Nippon Chemical Industrial Co., Ltd.	141,000	412,130
#*Nippon Chemi-Con Corp.	166,000	863,677
#Nippon Chemiphar Co., Ltd.	12,000	42,658
Nippon Chuzo K.K.	27,000	31,654
#Nippon Coke & Engineering Co., Ltd.	330,000	690,387
#*Nippon Columbia Co., Ltd.	166,000	89,315
Nippon Concrete Industries Co., Ltd.	33,000	60,349
Nippon Denko Co., Ltd.	28,000	210,003
Nippon Densetsu Kogyo Co., Ltd.	52,000	495,334
Nippon Denwa Shisetu Co., Ltd.	52,000	167,387
Nippon Electric Glass Co., Ltd.	108,000	1,628,657

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nippon Express Co., Ltd.	448,000	$1,890,585
Nippon Felt Co., Ltd.	15,100	76,503
Nippon Filcon Co., Ltd.	16,300	80,958
Nippon Fine Chemical Co., Ltd.	23,700	156,822
Nippon Flour Mills Co., Ltd.	150,000	751,814
*Nippon Formula Feed Manufacturing Co., Ltd.	105,000	142,618
#Nippon Gas Co., Ltd.	16,800	225,606
Nippon Hume Corp.	31,000	105,758
Nippon Jogesuido Sekkei Co., Ltd.	82	104,451
Nippon Kanzai Co., Ltd.	2,800	46,221
#Nippon Kasei Chemical Co., Ltd.	32,000	84,769
Nippon Kayaku Co., Ltd.	159,000	1,662,558
*Nippon Kinzoku Co., Ltd.	87,000	181,498
Nippon Koei Co., Ltd.	107,000	341,089
Nippon Konpo Unyu Soko Co., Ltd.	57,000	674,423
*Nippon Koshuha Steel Co., Ltd.	105,000	129,336
*Nippon Light Metal Co., Ltd.	606,000	1,281,484
Nippon Meat Packers, Inc.	159,000	2,110,943
*Nippon Metal Industry Co., Ltd.	146,000	185,472
Nippon Paint Co., Ltd.	191,000	1,483,014
Nippon Paper Group, Inc.	61,002	1,589,034
Nippon Parking Development Co., Ltd.	143	7,239
Nippon Pillar Packing Co., Ltd.	38,000	328,440
*Nippon Piston Ring Co., Ltd.	119,000	324,336
Nippon Road Co., Ltd. (The)	88,000	218,807
Nippon Seiki Co., Ltd.	41,000	497,158
Nippon Seisen Co., Ltd.	51,000	309,093
Nippon Sheet Glass Co., Ltd.	634,000	1,647,665
Nippon Shinyaku Co., Ltd.	66,000	930,768
Nippon Shokubai Co., Ltd.	115,000	1,274,236
#Nippon Signal Co., Ltd.	103,900	882,943
Nippon Soda Co., Ltd.	162,000	772,294
*Nippon Steel Corp.	390,000	1,333,122
Nippon Steel Trading Co., Ltd.	66,000	215,738
Nippon Suisan Kaisha, Ltd.	240,800	776,596
Nippon Synthetic Chemical Industry Co., Ltd. (The)	65,000	431,382
Nippon Telegraph & Telephone Corp.	5,100	236,615
#Nippon Telegraph & Telephone Corp. ADR	68,900	1,600,547
Nippon Television Network Corp.	2,700	427,748
Nippon Thompson Co., Ltd.	92,000	793,322
Nippon Tungsten Co., Ltd.	10,000	19,392
Nippon Valqua Industries, Ltd.	133,000	428,099
#*Nippon Yakin Kogyo Co., Ltd.	186,000	543,292
Nippon Yusen K.K.	779,904	3,415,459
*Nippon Yusoki Co., Ltd.	31,000	83,134
Nipro Corp.	63,000	1,226,446
#*NIS Group Co., Ltd.	191,604	18,796
*NIS Group Co., Ltd. ADR	30,800	1,503
Nishimatsu Construction Co., Ltd.	367,000	483,102
Nishimatsuya Chain Co., Ltd.	29,000	259,917
Nishi-Nippon Bank, Ltd.	696,000	2,162,058
Nishi-Nippon Railroad Co., Ltd.	148,000	615,468
Nishishiba Electric Co., Ltd.	10,000	16,493
Nissan Chemical Industries, Ltd.	24,000	296,579
Nissan Motor Co., Ltd.	659,900	6,676,559
Nissan Shatai Co., Ltd.	89,000	772,236
Nissei Corp.	20,100	156,528
*Nissei Plastic Industrial Co., Ltd.	7,600	27,416
Nissen Holdings Co., Ltd.	30,000	162,339
#Nissha Printing Co., Ltd.	7,900	198,843
Nisshin Fudosan Co., Ltd.	38,300	303,114

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nisshin Oillio Group, Ltd. (The)	145,000	$737,943
Nisshin Seifun Group, Inc.	76,700	966,831
Nisshin Steel Co., Ltd.	675,000	1,335,367
Nisshinbo Holdings, Inc.	126,000	1,398,292
Nissin Corp.	88,000	248,677
Nissin Electric Co., Ltd.	32,000	208,118
Nissin Foods Holdings Co., Ltd.	19,175	681,455
Nissin Kogyo Co., Ltd.	40,300	729,084
Nissin Sugar Manufacturing Co., Ltd.	47,000	112,791
Nissui Pharmaceutical Co., Ltd.	17,700	152,057
Nitchitsu Co., Ltd.	11,000	28,855
Nitori Holdings Co., Ltd.	4,500	376,740
Nitta Corp.	28,800	575,097
Nittan Valve Co., Ltd.	31,700	125,213
Nittetsu Mining Co., Ltd.	103,000	536,525
Nitto Boseki Co., Ltd.	291,000	743,279
Nitto Denko Corp.	60,600	3,025,754
Nitto FC Co., Ltd.	5,100	28,915
Nitto Kogyo Corp.	51,700	630,426
Nitto Kohki Co., Ltd.	10,000	256,325
Nitto Seiko Co., Ltd.	39,000	128,474
*Nittoc Construction Co., Ltd.	29,000	21,154
*NKSJ Holdings, Inc.	544,800	3,719,144
Noevir Co., Ltd.	10,100	120,549
#NOF Corp.	162,000	847,144
Nohmi Bosai, Ltd.	34,000	225,445
NOK Corp.	108,000	2,177,118
Nomura Co., Ltd.	56,000	213,294
Nomura Holdings, Inc.	862,100	5,256,794
#Nomura Holdings, Inc. ADR	402,117	2,456,935
Nomura Real Estate Holdings, Inc.	95,000	1,729,132
Nomura Research Institute, Ltd.	8,500	185,014
Noritake Co., Ltd.	130,000	492,806
*Noritsu Koki Co., Ltd.	26,000	160,666
Noritz Corp.	18,300	307,224
NS Solutions Corp.	17,500	377,567
#NS United Kaiun Kaisha, Ltd.	169,000	398,141
NSD Co., Ltd.	28,300	294,585
#NSK, Ltd.	290,000	2,781,065
NTN Corp.	463,000	2,519,748
NTT Data Corp.	81	263,557
#NTT DoCoMo, Inc.	1,672	2,989,948
NTT DoCoMo, Inc. Sponsored ADR	44,600	800,570
Obara Corp.	15,200	175,983
#Obayashi Corp.	357,000	1,708,730
Obayashi Road Corp.	59,000	114,927
Obic Business Consultants Co., Ltd.	2,550	148,200
Obic Co., Ltd.	4,490	864,465
#Odakyu Electric Railway Co., Ltd.	50,000	464,064
Oenon Holdings, Inc.	51,000	125,437
Ogaki Kyoritsu Bank, Ltd. (The)	286,000	951,795
Ohara, Inc.	9,500	123,432
Ohashi Technica, Inc.	3,000	21,811
Oie Sangyo Co., Ltd.	1,200	11,655
Oiles Corp.	24,068	498,425
Oita Bank, Ltd. (The)	139,000	526,466
Oji Paper Co., Ltd.	449,000	2,095,341
Okabe Co., Ltd.	54,900	273,411
Okamoto Industries, Inc.	51,000	203,624
*Okamoto Machine Tool Works, Ltd.	24,000	36,931
Okamura Corp.	77,000	467,559

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Okano Valve Manufacturing Co., Ltd.	4,000	$33,353
Okasan Securities Group, Inc.	164,000	639,823
Okaya Electric Industries Co., Ltd.	4,400	20,778
*Oki Electric Cable Co., Ltd.	12,000	22,360
*Oki Electric Industry Co., Ltd.	561,000	480,003
Okinawa Electric Power Co., Ltd.	6,780	319,030
#*OKK Corp.	126,000	215,728
*OKUMA Corp.	147,000	1,229,350
Okumura Corp.	204,000	773,895
Okura Industrial Co., Ltd.	59,000	194,559
Okuwa Co., Ltd.	18,000	191,717
Olympic Corp.	21,300	159,066
Olympus Corp.	14,000	393,333
O-M, Ltd.	22,000	95,213
Omikenshi Co., Ltd.	24,000	17,262
Omron Corp.	68,100	1,759,642
Ono Pharmaceutical Co., Ltd.	19,400	944,275
*ONO Sokki Co., Ltd.	25,000	84,879
Onoken Co., Ltd.	16,700	147,742
Onward Holdings Co., Ltd.	110,000	957,765
Optex Co., Ltd.	16,000	232,413
ORACLE Corp. Japan	3,200	146,327
Organo Corp.	63,000	462,790
Oriental Land Co., Ltd.	5,200	478,792
*Origin Electric Co., Ltd.	27,000	173,615
Osaka Gas Co., Ltd.	227,000	857,752
Osaka Organic Chemical Industry, Ltd.	16,800	116,926
Osaka Steel Co., Ltd.	18,300	300,145
#Osaka Titanium Technologies Co., Ltd.	2,100	122,158
Osaki Electric Co., Ltd.	28,000	262,553
OSG Corp.	30,600	453,087
Otsuka Corp.	5,000	317,323
Oyo Corp.	23,800	203,316
#*P.S. Mitsubishi Construction Co., Ltd.	24,000	74,212
Pacific Industrial Co., Ltd.	71,000	424,213
Pacific Metals Co., Ltd.	105,000	900,231
Pack Corp. (The)	13,500	228,310
Pal Co., Ltd.	7,900	275,051
PanaHome Corp.	104,000	670,396
Panasonic Corp.	195,000	2,680,209
Panasonic Corp. Sponsored ADR	204,353	2,805,767
*Panasonic Electric Works Information Systems Co., Ltd.	1,800	47,057
Paramount Bed Co., Ltd.	19,800	527,078
Parco Co., Ltd.	51,100	486,520
Paris Miki Holdings, Inc.	31,100	316,141
Park24 Co., Ltd.	18,700	201,920
Pasco Corp.	45,000	139,888
Pasona Group, Inc.	108	86,822
PCA Corp.	1,000	11,687
Penta-Ocean Construction Co., Ltd.	370,000	613,970
PGM Holdings K.K.	397	250,099
#*PIA Corp.	4,400	44,533
#Pigeon Corp.	8,600	262,420
Pilot Corp.	158	287,460
Piolax, Inc.	13,900	316,397
*Pioneer Electronic Corp.	176,400	763,261
Plenus Co., Ltd.	18,000	297,957
Point, Inc.	2,010	91,861
Poplar Co., Ltd.	3,500	20,183
*Press Kogyo Co., Ltd.	144,000	717,438
Prima Meat Packers, Ltd.	200,000	241,555

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Pronexus, Inc.	30,900	$162,699
Raito Kogyo Co., Ltd.	59,800	160,638
*Rasa Industries, Ltd.	80,000	98,215
#*Renesas Electronics Corp.	106,300	1,142,806
Rengo Co., Ltd.	151,710	1,013,481
#*Renown, Inc.	76,600	197,377
#Resona Holdings, Inc.	31,700	163,636
Resorttrust, Inc.	19,200	323,424
Rheon Automatic Machinery Co., Ltd.	7,000	17,854
Rhythm Watch Co., Ltd.	136,000	225,930
Ricoh Co., Ltd.	240,619	3,443,047
Ricoh Leasing Co., Ltd.	14,700	417,878
Right On Co., Ltd.	11,700	60,109
Riken Corp.	134,000	619,799
Riken Keiki Co., Ltd.	21,000	196,496
Riken Technos Corp.	62,000	231,710
Riken Vitamin Co., Ltd.	12,100	338,916
Ringer Hut Co., Ltd.	7,600	101,761
Rinnai Corp.	17,400	1,100,620
*Riso Kagaku Corp.	18,079	301,296
#Riso Kyoiku Co., Ltd.	875	53,856
Rock Field Co., Ltd.	16,700	264,453
Rohm Co., Ltd.	58,900	3,819,890
Rohto Pharmaceutical Co., Ltd.	25,000	287,246
Roland Corp.	33,100	418,638
Roland DG Corp.	8,500	149,483
#Round One Corp.	103,700	558,588
Royal Holdings Co., Ltd.	50,100	512,217
*Ryobi, Ltd.	154,000	672,414
Ryoden Trading Co., Ltd.	56,000	392,286
#Ryohin Keikaku Co., Ltd.	9,175	394,826
Ryosan Co., Ltd.	33,600	914,887
Ryoshoku, Ltd.	9,000	191,168
#Ryoyo Electro Corp.	50,100	571,622
S Foods, Inc.	27,000	241,508
S.T. Chemical Co., Ltd.	8,000	93,438
#*Sagami Chain Co., Ltd.	20,000	113,589
#Saibu Gas Co., Ltd.	130,000	331,270
Saizeriya Co., Ltd.	17,500	345,003
Sakai Chemical Industry Co., Ltd.	117,000	616,960
Sakai Heavy Industries, Ltd.	54,000	101,734
#*Sakai Ovex Co., Ltd.	63,000	95,912
Sakata INX Corp.	87,000	455,149
Sakata Seed Corp.	44,300	643,877
Sala Corp.	58,500	322,506
*San-A Co., Ltd.	5,100	202,550
San-Ai Oil Co., Ltd.	86,000	439,724
#Sanden Corp.	245,000	1,174,208
#Sanei-International Co., Ltd.	28,600	355,634
Sangetsu Co., Ltd.	2,000	48,001
San-in Godo Bank, Ltd. (The)	151,000	1,131,521
*Sanix, Inc.	22,200	49,379
Sankei Building Co., Ltd.	62,800	404,528
#Sanken Electric Co., Ltd.	121,000	650,115
Sanki Engineering Co., Ltd.	63,000	430,427
Sanko Marketing Foods Co., Ltd.	62	61,524
Sanko Metal Industrial Co., Ltd.	21,000	44,479
Sankyo Co., Ltd.	21,100	1,171,041
Sankyo Seiko Co., Ltd.	54,900	203,900
*Sankyo-Tateyama Holdings, Inc.	356,000	492,370
*Sankyu, Inc.	114,000	503,043

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sanoh Industrial Co., Ltd.	51,800	$507,953
#*Sanrio Co., Ltd.	11,500	313,266
Sanshin Electronics Co., Ltd.	46,300	399,244
*Sansui Electric Co., Ltd.	590,000	14,376
Santen Pharmaceutical Co., Ltd.	14,600	523,276
Sanwa Holdings Corp.	139,000	437,467
Sanyo Chemical Industries, Ltd.	49,000	405,396
Sanyo Denki Co., Ltd.	47,000	333,805
Sanyo Housing Nagoya Co., Ltd.	93	96,444
#Sanyo Shokai, Ltd.	124,000	461,201
Sanyo Special Steel Co., Ltd.	130,000	806,015
Sapporo Hokuyo Holdings, Inc.	335,900	1,628,519
Sapporo Holdings, Ltd.	67,000	297,476
Sasebo Heavy Industries Co., Ltd.	107,000	240,478
Sato Corp.	40,000	500,701
Sato Shoji Corp.	19,700	124,319
Satori Electric Co., Ltd.	20,200	152,095
#Sawai Pharmaceutical Co., Ltd.	1,900	166,176
*Saxa Holdings, Inc.	86,000	165,305
SBI Holdings, Inc.	19,850	2,647,146
Scroll Corp.	26,100	115,177
Secom Co., Ltd.	13,300	628,081
Secom Joshinetsu Co., Ltd.	1,500	40,501
Secom Techno Service Co., Ltd.	5,500	183,173
Sega Sammy Holdings, Inc.	54,612	1,095,066
Seibu Electric Industry Co., Ltd.	16,000	68,647
Seika Corp.	65,000	164,609
Seikagaku Corp.	20,100	219,059
*Seikitokyu Kogyo Co., Ltd.	163,000	97,894
Seiko Epson Corp.	129,500	2,156,157
*Seiko Holdings Corp.	106,000	360,729
Seino Holdings Co., Ltd.	197,000	1,369,520
Seiren Co., Ltd.	81,500	612,360
Sekisui Chemical Co., Ltd.	257,000	1,973,475
#Sekisui House, Ltd.	327,000	3,185,839
Sekisui Jushi Co., Ltd.	60,000	610,614
Sekisui Plastics Co., Ltd.	90,000	415,689
Senko Co., Ltd.	135,000	461,627
Senshu Electric Co., Ltd.	9,500	119,451
*Senshu Ikeda Holdings, Inc.	177,600	259,737
Senshukai Co., Ltd.	41,400	255,753
Seven & I Holdings Co., Ltd.	171,552	4,430,549
Sharp Corp.	346,000	3,597,337
#*Shibaura Mechatronics Corp.	41,000	158,036
#Shibusawa Warehouse Co., Ltd.	56,000	191,171
Shibuya Kogyo Co., Ltd.	7,300	72,217
Shiga Bank, Ltd.	221,000	1,219,177
Shikibo, Ltd.	165,000	238,005
Shikoku Bank, Ltd.	163,000	527,136
Shikoku Chemicals Corp.	55,000	323,601
Shikoku Electric Power Co., Inc.	20,900	617,194
Shima Seiki Manufacturing Co., Ltd.	24,400	578,814
Shimachu Co., Ltd.	49,100	1,101,639
Shimadzu Corp.	165,000	1,305,607
Shimamura Co., Ltd.	7,500	671,719
Shimano, Inc.	8,200	410,042
#Shimizu Bank, Ltd.	8,100	357,094
Shimizu Corp.	303,000	1,291,493
Shimojima Co., Ltd.	1,500	18,772
Shin Nippon Air Technologies Co., Ltd.	26,100	162,642
Shinagawa Refractories Co., Ltd.	128,000	435,081

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Shindengen Electric Manufacturing Co., Ltd.	92,000	$486,454
Shin-Etsu Chemical Co., Ltd.	22,900	1,289,307
Shin-Etsu Polymer Co., Ltd.	51,000	331,712
Shinkawa, Ltd.	35,000	362,461
Shin-Keisei Electric Railway Co., Ltd.	25,000	104,187
Shinko Electric Industries Co., Ltd.	68,700	778,336
Shinko Plantech Co., Ltd.	12,500	126,784
Shinko Shoji Co., Ltd.	35,800	311,199
Shinko Wire Co., Ltd.	47,000	80,101
Shin-Kobe Electric Machinery Co., Ltd.	14,000	176,533
Shinmaywa Industries, Ltd.	175,000	765,282
Shinnihon Corp.	36,600	105,821
#*Shinsei Bank, Ltd.	988,000	1,132,297
Shinsho Corp.	74,000	187,698
Shinwa Co., Ltd.	5,000	60,016
Shinyei Kaisha	5,000	9,225
Shionogi & Co., Ltd.	54,000	993,348
Ship Healthcare Holdings, Inc.	34,000	399,487
Shiroki Corp.	144,000	558,833
Shiseido Co., Ltd.	18,000	362,689
Shizuki Electric Co., Inc.	24,000	93,158
Shizuoka Bank, Ltd.	354,000	3,246,874
Shizuoka Gas Co., Ltd.	57,500	349,115
#Sho-Bond Corp.	20,600	444,791
Shobunsha Publications, Inc.	17,200	135,816
#Shochiku Co., Ltd.	39,000	286,693
Shoei Co., Ltd.	600	5,415
Shoko Co., Ltd.	54,000	85,473
#Showa Aircraft Industry Co., Ltd.	11,000	98,107
*Showa Corp.	80,600	604,669
Showa Denko K.K.	913,000	2,015,292
Showa Sangyo Co., Ltd.	73,000	216,425
Showa Shell Sekiyu K.K.	124,100	1,076,184
Siix Corp.	18,600	223,614
*Silver Seiko, Ltd.	119,000	1,450
*Simplex Holdings, Inc.	141	71,870
Sinanen Co., Ltd.	70,000	326,568
#Sinfonia Technology Co., Ltd.	92,000	314,469
Sintokogio, Ltd.	71,600	719,446
#SKY Perfect JSAT Holdings, Inc.	1,654	614,285
SMC Corp.	5,100	865,274
#SMK Corp.	69,000	362,486
SNT Corp.	29,300	143,652
Soda Nikka Co., Ltd.	13,000	58,078
#*Sodick Co., Ltd.	82,300	436,301
Soft99 Corp.	10,600	71,776
Softbank Corp.	34,600	1,189,286
Sogo Medical Co., Ltd.	5,300	153,537
Sohgo Security Services Co., Ltd.	57,400	696,921
Sojitz Corp.	1,207,200	2,668,537
So-net Entertainment Corp.	131	447,955
Sonton Food Industry Co., Ltd.	3,000	25,962
Sony Corp.	2,000	68,823
#Sony Corp. Sponsored ADR	340,489	11,692,392
Sony Financial Holdings, Inc.	78	288,881
Sotetsu Holdings, Inc.	55,000	176,110
Sotoh Co., Ltd.	6,300	66,825
Space Co., Ltd.	3,700	24,252
*SPK Corp.	5,700	86,984
Square Enix Holdings Co., Ltd.	32,000	558,071
SRA Holdings, Inc.	15,500	174,259

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
SRI Sports, Ltd.	150	$165,523
#St Marc Holdings Co., Ltd.	6,300	271,978
Stanley Electric Co., Ltd.	79,500	1,491,457
Star Micronics Co., Ltd.	47,900	519,155
#Starzen Co., Ltd.	85,000	249,919
Stella Chemifa Corp.	7,000	324,337
Studio Alice Co., Ltd.	10,000	99,473
Subaru Enterprise Co., Ltd.	9,000	26,469
Sugi Holdings Co., Ltd.	4,800	113,913
Sugimoto & Co., Ltd.	10,300	90,118
#*Sumco Corp.	45,660	697,789
Sumida Corp.	19,700	221,781
Sumikin Bussan Corp.	77,000	184,559
Suminoe Textile Co., Ltd.	88,000	209,510
*Sumiseki Holdings, Inc.	11,700	11,954
Sumisho Computer Systems Corp.	18,200	297,751
Sumitomo Bakelite Co., Ltd.	205,000	1,215,348
Sumitomo Chemical Co., Ltd.	675,000	3,495,944
#Sumitomo Corp.	399,400	5,753,858
Sumitomo Densetsu Co., Ltd.	29,800	121,382
Sumitomo Electric Industries, Ltd.	276,900	4,024,863
Sumitomo Forestry Co., Ltd.	134,600	1,236,776
Sumitomo Heavy Industries, Ltd.	352,480	2,249,383
*Sumitomo Light Metal Industries, Ltd.	354,000	449,364
Sumitomo Metal Industries, Ltd.	191,000	447,136
Sumitomo Metal Mining Co., Ltd.	142,000	2,334,290
*Sumitomo Mitsui Construction Co., Ltd.	152,200	122,695
Sumitomo Mitsui Financial Group, Inc.	484,058	16,457,970
#Sumitomo Osaka Cement Co., Ltd.	395,000	872,103
Sumitomo Pipe & Tube Co., Ltd.	41,400	311,062
Sumitomo Precision Products Co., Ltd.	49,000	259,542
Sumitomo Real Estate Sales Co., Ltd.	4,370	224,180
Sumitomo Realty & Development Co., Ltd.	26,000	632,644
Sumitomo Rubber Industries, Ltd.	97,300	1,027,495
Sumitomo Seika Chemicals Co., Ltd.	88,000	404,947
Sumitomo Trust & Banking Co., Ltd.	426,000	2,569,283
Sumitomo Warehouse Co., Ltd.	192,000	1,017,801
Sundrug Co., Ltd.	6,000	174,264
#Sunx, Ltd.	44,000	256,809
#Suruga Bank, Ltd.	141,000	1,317,576
Suzuken Co., Ltd.	44,100	1,258,850
*Suzuki Metal Industry Co., Ltd.	16,000	37,800
Suzuki Motor Corp.	49,700	1,206,664
*SWCC Showa Holdings Co., Ltd.	407,000	462,423
*SxL Corp.	85,000	57,890
Sysmex Corp.	3,500	228,802
*Systena Corp.	210	244,333
T&D Holdings, Inc.	108,755	2,738,870
T. Hasegawa Co., Ltd.	12,400	197,207
#T. RAD Co., Ltd.	91,000	408,500
Tachibana Eletech Co., Ltd.	17,900	158,358
Tachi-S Co., Ltd.	45,700	795,156
Tact Home Co., Ltd.	181	221,802
*Tadano, Ltd.	78,421	408,825
Taihei Dengyo Kaisha, Ltd.	35,000	287,428
Taihei Kogyo Co., Ltd.	85,000	398,306
#*Taiheiyo Cement Corp.	926,000	1,198,328
Taiho Kogyo Co., Ltd.	37,900	400,579
Taikisha, Ltd.	22,900	392,178
Taisei Corp.	1,059,399	2,536,658
Taisei Lamick Co., Ltd.	1,600	46,163

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Taisho Pharmaceutical Co., Ltd.	62,000	$1,372,795
Taiyo Nippon Sanso Corp.	55,000	468,695
Taiyo Yuden Co., Ltd.	103,000	1,568,785
Takachiho Koheki Co., Ltd.	4,800	54,838
Takagi Securities Co., Ltd.	27,000	31,621
Takamatsu Construction Group Co., Ltd.	15,300	203,942
Takano Co., Ltd.	14,200	85,206
#Takaoka Electric Manufacturing Co., Ltd.	84,000	492,597
Takara Holdings, Inc.	101,000	599,803
Takara Printing Co., Ltd.	20,700	166,170
Takara Standard Co., Ltd.	91,000	579,413
#Takasago International Corp.	95,000	617,979
#Takasago Thermal Engineering Co., Ltd.	48,000	397,444
Takashima & Co., Ltd.	19,000	31,011
Takashimaya Co., Ltd.	292,000	2,408,070
*Takata Corp.	29,400	900,308
*Take & Give Needs Co., Ltd.	1,189	110,667
Takeda Pharmaceutical Co., Ltd.	53,300	2,569,101
Takihyo Co., Ltd.	3,000	14,977
Takiron Co., Ltd.	59,000	214,410
*Takisawa Machine Tool Co., Ltd.	47,000	60,472
*Takuma Co., Ltd.	113,000	372,972
Tamron Co., Ltd.	12,700	258,954
Tamura Corp.	115,000	341,446
Tatsuta Electric Wire & Cable Co., Ltd.	96,000	313,133
#Tayca Corp.	39,000	163,922
TBK Co., Ltd.	45,000	261,998
TDK Corp.	4,600	303,020
#TDK Corp. Sponsored ADR	48,131	3,241,623
*Teac Corp.	26,000	13,962
Techno Associe Co., Ltd.	3,000	24,438
Techno Ryowa, Ltd.	8,870	44,954
#Tecmo Koei Holdings Co., Ltd.	31,260	233,320
Teijin, Ltd.	515,750	2,486,750
Teikoku Electric Manufacturing Co., Ltd.	5,600	130,507
Teikoku Piston Ring Co., Ltd.	21,500	237,253
Teikoku Sen-I Co., Ltd.	12,000	76,999
Teikoku Tsushin Kogyo Co., Ltd.	46,000	110,378
*Tekken Corp.	203,000	222,912
Telepark Corp.	40	71,481
Temp Holdings Co., Ltd.	1,600	14,311
Tenma Corp.	34,200	361,506
Terumo Corp.	7,800	404,778
THK Co., Ltd.	85,700	2,234,958
Tigers Polymer Corp.	6,700	31,552
TKC, Corp.	25,300	523,491
TOA Corp.	217,000	261,983
Toa Oil Co., Ltd.	101,000	128,985
TOA ROAD Corp.	63,000	99,311
Toa Valve Engineering, Inc.	200	5,342
#Toabo Corp.	53,000	46,648
Toagosei Co., Ltd.	142,000	710,952
#*Tobishima Corp.	374,500	105,777
#Tobu Railway Co., Ltd.	173,000	955,985
Tobu Store Co., Ltd.	30,000	95,192
TOC Co., Ltd.	96,400	422,432
Tocalo Co., Ltd.	15,900	292,747
Tochigi Bank, Ltd.	151,000	735,328
Toda Corp.	142,000	545,218
#Toda Kogyo Corp.	47,000	516,658
Toei Co., Ltd.	38,000	192,593

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Toenec Corp.	42,000	$232,392
Toho Bank, Ltd.	191,000	605,575
Toho Co., Ltd.	30,900	509,225
Toho Co., Ltd.	27,000	99,450
Toho Gas Co., Ltd.	132,000	676,288
Toho Holdings Co., Ltd.	29,700	401,846
Toho Real Estate Co., Ltd.	22,600	162,547
#*Toho Titanium Co., Ltd.	4,800	136,911
Toho Zinc Co., Ltd.	147,000	737,757
Tohoku Bank, Ltd. (The)	86,000	140,466
Tohto Suisan Co., Ltd.	61,000	116,011
Tohuku Electric Power Co., Inc.	32,800	729,192
Tokai Carbon Co., Ltd.	122,000	715,795
#Tokai Corp.	18,000	70,331
*Tokai Kanko Co., Ltd.	114,000	31,944
Tokai Lease Co., Ltd.	14,000	26,460
*Tokai Rika Co., Ltd.	52,900	1,060,519
Tokai Rubber Industries, Ltd.	37,200	494,138
Tokai Tokyo Financial Holdings, Inc.	236,000	842,905
#Token Corp.	8,180	326,617
Tokio Marine Holdings, Inc.	197,112	5,872,697
#Tokio Marine Holdings, Inc. ADR	63,004	1,872,479
Toko Electric Corp.	45,000	299,119
#*Toko, Inc.	149,000	337,991
Tokushu Tokai Paper Co., Ltd.	125,380	292,171
Tokuyama Corp.	289,000	1,516,639
Tokyo Broadcasting System, Inc.	37,100	503,156
#Tokyo Denpa Co., Ltd.	2,200	19,155
#Tokyo Dome Corp.	154,000	371,982
Tokyo Electric Power Co., Ltd.	91,012	2,209,615
Tokyo Electron Device, Ltd.	115	277,637
Tokyo Electron, Ltd.	24,800	1,621,282
Tokyo Energy & Systems, Inc.	44,000	294,362
Tokyo Gas Co., Ltd.	189,000	821,808
#Tokyo Individualized Educational Institute, Inc.	36,500	104,340
Tokyo Kaikan Co., Ltd.	2,000	7,677
TOKYO KEIKI, Inc.	114,000	174,501
*Tokyo Kikai Seisakusho, Ltd.	73,000	67,688
Tokyo Ohka Kogyo Co., Ltd.	56,200	1,235,714
Tokyo Rakutenchi Co., Ltd.	30,000	107,427
#Tokyo Rope Manufacturing Co., Ltd.	218,000	708,819
Tokyo Sangyo Co., Ltd.	24,500	78,959
#Tokyo Seimitsu Co., Ltd.	42,600	685,954
#Tokyo Steel Manufacturing Co., Ltd.	96,700	1,029,594
Tokyo Style Co., Ltd.	63,000	489,934
Tokyo Tatemono Co., Ltd.	333,000	1,532,884
Tokyo Tatemono Real Estate Sales Co., Ltd.	2,400	9,255
Tokyo Tekko Co., Ltd.	44,000	122,445
Tokyo Theatres Co, Inc.	84,000	125,032
Tokyo Tomin Bank, Ltd.	43,100	587,271
Tokyotokeiba Co., Ltd.	165,000	251,726
Tokyu Community Corp.	9,900	300,275
Tokyu Construction Co., Ltd.	94,000	274,155
Tokyu Corp.	119,000	539,965
Tokyu Land Corp.	450,000	2,313,670
Tokyu Livable, Inc.	9,700	118,255
Tokyu Recreation Co., Ltd.	6,000	36,687
Toli Corp.	61,000	109,985
Tomato Bank, Ltd.	122,000	223,031
*Tomen Devices Corp.	500	13,282
Tomen Electronics Corp.	15,600	268,696

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Tomoe Corp.	36,800	$113,394
Tomoe Engineering Co., Ltd.	7,100	113,451
*Tomoegawa Paper Co., Ltd.	7,000	23,446
Tomoku Co., Ltd.	103,000	304,871
*TOMONY Holdings, Inc.	140,000	574,857
#Tomy Co., Ltd.	19,100	158,603
Tonami Holdings Co., Ltd.	88,000	171,777
TonenGeneral Sekiyu K.K.	43,000	484,416
*Tonichi Carlife Group, Inc.	36,000	40,820
#Topcon Corp.	46,300	247,631
Toppan Forms Co., Ltd.	43,300	428,905
Toppan Printing Co., Ltd.	295,000	2,683,070
*Topre Corp.	54,000	421,961
Topy Industries, Ltd.	202,000	570,147
Toray Industries, Inc.	320,000	2,126,149
*Tori Holdings Co., Ltd.	11,700	2,999
Toridoll.corp.	93	134,199
#Torigoe Co., Ltd. (The)	12,200	106,099
Torii Pharmaceutical Co., Ltd.	22,600	496,887
#Torishima Pump Manufacturing Co., Ltd.	13,800	274,385
Tose Co., Ltd.	3,800	25,999
#Tosei Corp.	4	1,951
Toshiba Corp.	227,000	1,345,789
#Toshiba Machine Co., Ltd.	138,000	737,746
Toshiba Plant Kensetsu Co., Ltd.	23,000	337,362
Toshiba TEC Corp.	133,000	628,327
*Tosho Printing Co., Ltd.	75,000	132,198
Tosoh Corp.	502,000	1,630,599
Totetsu Kogyo Co., Ltd.	37,000	291,407
TOTO, Ltd.	159,000	1,138,439
Tottori Bank, Ltd.	69,000	147,984
#Touei Housing Corp.	26,400	421,249
Toukei Computer Co., Ltd.	3,200	45,472
#Tow Co., Ltd.	5,700	33,528
Towa Bank, Ltd.	296,000	321,323
*Towa Corp.	21,100	171,386
Towa Pharmaceutical Co., Ltd.	3,200	175,537
Toyo Construction Co., Ltd.	268,000	147,536
Toyo Corp.	36,600	376,553
#Toyo Electric Manufacturing Co., Ltd.	21,000	127,329
Toyo Engineering Corp.	71,000	269,329
Toyo Ink Manufacturing Co., Ltd.	187,000	972,461
Toyo Kanetsu K.K.	214,000	390,590
Toyo Kohan Co., Ltd.	63,000	394,846
Toyo Securities Co., Ltd.	94,000	154,994
Toyo Seikan Kaisha, Ltd.	94,400	1,769,697
Toyo Sugar Refining Co., Ltd.	29,000	40,328
Toyo Suisan Kaisha, Ltd.	20,000	426,751
#Toyo Tanso Co, Ltd.	2,100	115,020
Toyo Tire & Rubber Co., Ltd.	166,000	411,211
Toyo Wharf & Warehouse Co., Ltd.	64,000	104,656
Toyobo Co., Ltd.	536,000	987,601
Toyoda Gosei Co., Ltd.	43,800	1,024,707
Toyota Auto Body Co., Ltd.	39,100	735,240
Toyota Boshoku Corp.	39,800	706,949
#Toyota Motor Corp. Sponsored ADR	312,041	25,643,529
Toyota Tsusho Corp.	111,625	1,962,004
Trans Cosmos, Inc.	31,100	306,126
*Trend Micro, Inc.	5,500	166,148
#*Trend Micro, Inc. Sponsored ADR	3,540	107,297
Trinity Industrial Corp.	3,000	12,466

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Trusco Nakayama Corp.	20,400	$328,208
TS Tech Co., Ltd.	36,700	743,234
Tsubakimoto Chain Co.	161,000	910,842
Tsubakimoto Kogyo Co., Ltd.	24,000	67,233
#*Tsudakoma Corp.	105,000	228,308
#Tsugami Corp.	61,000	437,999
Tsukishima Kikai Co., Ltd.	36,000	302,340
*Tsukuba Bank, Ltd.	83,100	293,787
Tsumura & Co.	17,900	562,853
Tsuruha Holdings, Inc.	9,200	442,556
Tsurumi Manufacturing Co., Ltd.	28,000	196,074
#Tsutsumi Jewelry Co., Ltd.	14,600	397,803
Tsuzuki Denki Co., Ltd.	8,000	50,441
TV Asahi Corp.	226	375,108
*TV Tokyo Holdings Corp.	4,200	59,357
TYK Corp.	34,000	86,990
Ube Industries, Ltd.	620,000	1,870,787
Ube Material Industries, Ltd.	100,000	310,727
Uchida Yoko Co., Ltd.	87,000	316,384
#Ulvac, Inc.	31,000	795,542
#Uni-Charm Corp.	11,700	450,758
*Uniden Corp.	68,000	219,621
*Unihair Co., Ltd.	43,500	439,602
Union Tool Co.	6,200	151,776
#Unipres Corp.	23,700	478,369
United Arrows, Ltd.	4,300	64,960
*Unitika, Ltd.	186,000	172,376
Universe Co., Ltd.	6,700	99,802
UNY Co., Ltd.	197,300	1,911,444
U-Shin, Ltd.	51,500	417,085
Ushio, Inc.	48,200	976,772
USS Co., Ltd.	3,430	275,249
Utoc Corp.	18,700	60,237
Valor Co., Ltd.	32,000	284,285
Vantec Corp.	91	135,494
#Vital KSK Holdings, Inc.	42,900	355,944
Wacoal Corp.	83,000	1,111,558
#*Wacom Co., Ltd.	139	231,527
*Wakachiku Construction Co., Ltd.	66,000	35,484
Wakamoto Pharmaceutical Co., Ltd.	7,000	21,876
Warabeya Nichiyo Co., Ltd.	10,000	122,454
*Watabe Wedding Corp.	9,200	102,530
Watami Food Service Co., Ltd.	5,400	112,659
West Japan Railway Co.	188	717,730
Wood One Co., Ltd.	40,000	137,329
Xebio Co., Ltd.	22,800	520,981
*Y. A. C. Co., Ltd.	5,800	48,411
Yachiyo Bank, Ltd. (The)	18,700	600,698
Yahagi Construction Co., Ltd.	27,000	160,669
Yahoo Japan Corp.	663	249,705
Yaizu Suisankagaku Industry Co., Ltd.	9,800	102,684
Yakult Honsha Co., Ltd.	21,400	605,041
Yamabiko Corp.	7,335	80,112
Yamada Denki Co., Ltd.	8,650	586,932
Yamagata Bank, Ltd.	133,000	622,067
Yamaguchi Financial Group, Inc.	216,000	2,169,309
Yamaha Corp.	154,200	1,892,231
*Yamaha Motor Co., Ltd.	90,800	1,680,230
#*Yamaichi Electronics Co., Ltd.	24,100	123,510
Yamanashi Chuo Bank, Ltd.	136,000	687,207
Yamatake Corp.	42,300	981,879

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Yamatane Corp.	160,000	$234,417
Yamato Corp.	26,000	93,342
Yamato Holdings Co., Ltd.	109,600	1,667,503
Yamato Kogyo Co., Ltd.	42,400	1,274,659
Yamazaki Baking Co., Ltd.	74,000	883,080
Yamazen Co., Ltd.	52,800	281,385
Yaoko Co., Ltd.	3,900	117,593
Yaskawa Electric Corp.	128,000	1,386,296
Yasuda Warehouse Co., Ltd. (The)	16,300	101,133
Yellow Hat, Ltd.	26,500	283,030
Yodogawa Steel Works, Ltd.	132,000	583,521
Yokogawa Bridge Holdings Corp.	57,000	368,484
*Yokogawa Electric Corp.	171,900	1,382,183
Yokohama Reito Co., Ltd.	72,000	503,175
Yokohama Rubber Co., Ltd.	192,000	981,610
Yokowo Co., Ltd.	22,200	178,362
Yomeishu Seizo Co., Ltd.	12,000	117,151
Yomiuri Land Co., Ltd.	18,000	62,738
Yondenko Corp.	23,000	102,092
Yonekyu Corp.	27,500	225,195
Yonex Co., Ltd.	9,400	67,001
#Yorozu Corp.	24,500	467,295
#Yoshinoya Holdings Co., Ltd.	330	431,810
Yuasa Funashoku Co., Ltd.	6,000	15,595
*Yuasa Trading Co., Ltd.	315,000	379,429
Yuken Kogyo Co., Ltd.	80,000	174,532
Yuki Gosei Kogyo Co., Ltd.	11,000	32,055
#Yukiguni Maitake Co., Ltd.	7,200	48,209
Yurtec Corp.	51,000	226,157
Yusen Logistics Co., Ltd.	3,800	52,919
Yushin Precision Equipment Co., Ltd.	8,200	167,226
Yushiro Chemical Industry Co., Ltd.	7,400	123,166
Yutaka Foods Corp.	4,000	71,091
#Zenrin Co., Ltd.	22,200	247,797
Zensho Co., Ltd.	10,100	104,279
Zeon Corp.	186,000	1,709,073
ZERIA Pharmaceutical Co., Ltd.	11,000	133,339
Zuken, Inc.	26,500	223,102

TOTAL JAPAN		1,053,184,038

NETHERLANDS — (2.4%)
Aalberts Industries NV	93,393	1,844,462
Accell Group NV	8,338	431,427
*Aegon NV	781,786	5,786,128
#*Aegon NV ADR	101,232	749,117
Akzo Nobel NV	99,720	6,228,802
#Akzo Nobel NV Sponsored ADR	27,517	1,727,517
#*AMG Advanced Metallurgical Group NV	20,824	317,251
Amsterdam Commodities NV	3,953	56,266
*APERAM NV	8,171	335,063
*APERAM NV Registered Shares	5,620	229,015
Arcadis NV	51,797	1,210,494
ArcelorMittal NV	163,421	5,961,301
#ArcelorMittal NV ADR	112,400	4,100,352
#*ASM International NV	56,976	2,065,826
ASML Holding NV	75,600	3,169,710
#ASML Holding NV ADR	53,231	2,236,234
#*BE Semiconductor Industries NV	133,114	952,581
Beter Bed Holding NV	3,711	104,197
BinckBank NV	53,056	925,140
Brunel International NV	7,069	286,524

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
Crown Van Gelder NV	954	$8,421
#*Crucell NV	4,119	138,023
*Crucell NV ADR	38,643	1,295,313
*CSM NV	52,593	1,726,312
*Delta Lloyd NV	73,679	1,859,695
*Draka Holding NV	27,509	682,481
#Exact Holding NV	7,167	206,686
Fornix Biosciences NV	3,698	12,710
Fugro NV	60,207	4,847,485
#Grontmij NV	11,347	255,701
*Heijmans NV	19,665	436,206
Heineken NV	75,799	3,815,631
Hunter Douglas NV	551	29,353
*ICT Automatisering NV	12,826	97,724
Imtech NV	29,562	1,085,841
*ING Groep NV	13,039	148,480
#*ING Groep NV Sponsored ADR	1,565,969	17,836,387
#*Kardan NV	4,767	27,032
#KAS Bank NV	6,729	105,531
*Kendrion NV	2,894	60,792
Koninklijke (Royal) KPN NV Sponsored ADR	4,300	67,897
Koninklijke Ahold NV	424,644	5,751,762
Koninklijke Ahold NV ADR	21,680	294,198
Koninklijke Bam Groep NV	214,000	1,388,940
Koninklijke Boskalis Westminster NV	46,459	2,231,293
Koninklijke DSM NV	153,605	9,091,627
Koninklijke KPN NV	177,435	2,792,489
Koninklijke Philips Electronics NV	207,740	6,472,807
Koninklijke Ten Cate NV	25,067	891,378
Koninklijke Vopak NV	67,310	3,252,920
#*Koninklijke Wessanen NV	18,343	69,222
*LBi International NV	41,131	99,294
#Macintosh Retail Group NV	50,999	1,330,059
Mediq NV	40,087	735,269
Nederlandsche Apparatenfabriek NV	2,154	70,702
Nutreco NV	56,976	4,055,021
*Ordina NV	57,384	301,444
#*Pharming Group NV	31,665	8,247
Philips Electronics NV ADR	239,675	7,485,050
#*Punch Graphix NV	20,168	84,320
*Qurius NV	17,073	7,105
*Randstad Holdings NV	94,215	5,145,042
Reed Elsevier NV	4,128	53,686
#Reed Elsevier NV ADR	45,688	1,192,000
SBM Offshore NV	181,748	4,329,385
#Sligro Food Group NV	9,857	327,870
*SNS Reaal Groep NV	146,325	727,732
Telegraaf Media Groep NV	21,291	436,813
TKH Group NV	28,065	686,480
TNT NV	130,604	3,529,557
#*TomTom NV	124,444	1,229,373
Unilever NV	181,970	5,376,674
Unit 4 NV	12,075	397,246
*USG People NV	63,579	1,339,862
*Wavin NV	24,787	344,223
Wolters Kluwer NV	115,216	2,638,038

TOTAL NETHERLANDS		147,628,236

NEW ZEALAND — (0.2%)
Abano Healthcare Group, Ltd.	13,023	50,450
Air New Zealand, Ltd.	281,582	304,743

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NEW ZEALAND — (Continued)
Auckland International Airport, Ltd.	1,306,264	$2,262,762
Contact Energy, Ltd.	230,951	1,097,338
Ebos Group, Ltd.	14,412	84,289
*Fisher & Paykel Appliances Holdings, Ltd.	514,458	222,671
Fisher & Paykel Healthcare Corp., Ltd.	144,791	355,744
Fletcher Building, Ltd.	327,361	1,960,594
Freightways, Ltd.	36,608	92,029
Hallenstein Glasson Holdings, Ltd.	16,145	48,008
Infratil, Ltd.	202,190	293,159
Mainfreight, Ltd.	23,999	150,806
Michael Hill International, Ltd.	72,300	50,202
#New Zealand Exchange, Ltd.	29,548	40,021
New Zealand Oil & Gas, Ltd.	328,697	215,751
New Zealand Refining Co., Ltd.	66,827	242,263
Nuplex Industries, Ltd.	202,883	566,279
*Pike River Coal, Ltd.	224,242	—
Port of Tauranga, Ltd.	65,736	382,624
Pumpkin Patch, Ltd.	37,217	40,877
Pyne Gould Corp., Ltd.	47,858	13,325
*Pyne Gould Guinness, Ltd.	333,601	139,055
*Rakon, Ltd.	51,533	46,996
Restaurant Brands New Zealand, Ltd.	180,042	344,947
*Rubicon, Ltd.	48,172	40,708
Ryman Healthcare, Ltd.	97,765	181,168
Sanford, Ltd.	31,342	121,019
Skellerup Holdings, Ltd.	20,500	18,562
Sky City Entertainment Group, Ltd.	149,195	378,441
Sky Network Television, Ltd.	137,982	570,352
Steel & Tube Holdings, Ltd.	25,952	46,190
Telecom Corp. of New Zealand, Ltd.	101,012	179,280
#Telecom Corp. of New Zealand, Ltd. Sponsored ADR	52,437	464,592
Tourism Holdings, Ltd.	23,932	13,863
Tower, Ltd.	265,946	400,494
#TrustPower, Ltd.	74,003	414,042
Vector, Ltd.	211,642	405,064
Warehouse Group, Ltd.	26,709	75,507

TOTAL NEW ZEALAND		12,314,215

NORWAY — (1.0%)
*Acta Holding ASA	77,000	32,182
#Aker ASA	25,473	668,669
Aker Kvaerner ASA	62,480	1,136,442
Aktiv Kapital ASA	31,100	267,630
Atea ASA	85,873	846,765
Austevoll Seafood ASA	87,940	693,620
*Blom ASA	4,043	1,649
Bonheur ASA	15,525	463,524
*BW Offshore, Ltd. ASA	350,123	897,584
*BWG Homes ASA	39,143	156,794
*Camillo Eitze & Co. ASA	11,661	20,780
Cermaq ASA	51,490	775,396
*Copeinca ASA	25,236	240,468
*Deep Sea Supply P.L.C.	84,401	189,026
*Det Norske Oljeselskap ASA	18,746	91,848
DnB NOR ASA Series A	392,993	5,417,863
*DNO International ASA	528,000	885,257
*Dockwise, Ltd. ASA	22,970	649,551
#*DOF ASA	24,641	224,193
*EDB ErgoGroup ASA	62,231	160,826
*Eitzen Chemical ASA	368,181	81,024
Ekornes ASA	19,769	481,208

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (Continued)
#*Electromagnetic GeoServices ASA	58,569	$129,782
#*Eltek ASA	131,500	108,216
Farstad Shipping ASA	7,858	235,526
Fred Olsen Energy ASA	13,951	604,794
#Frontline, Ltd. ASA	12,083	310,110
Ganger Rolf ASA	35,100	963,788
Golden Ocean Group, Ltd. ASA	333,955	417,084
Grieg Seafood ASA	11,363	41,537
*Havila Shipping ASA	2,400	27,215
Itera ASA	38,495	20,270
*Kongsberg Automotive Holding ASA	755,960	595,991
Kongsberg Gruppen ASA	25,456	565,212
#*Kverneland ASA	81,000	98,628
Leroey Seafood Group ASA	13,313	423,279
Marine Harvest ASA	2,044,719	2,301,451
#Nordic Semiconductor ASA	293,500	1,143,475
#*Norse Energy Corp. ASA	196,176	49,153
Norsk Hydro ASA	634,278	4,763,489
Norsk Hydro ASA Sponsored ADR	50,900	383,277
*Norske Skogindustrier ASA Series A	229,481	850,549
#*Norwegian Air Shuttle ASA	6,231	134,372
*Norwegian Energy Co. ASA	190,701	623,109
*Odfjell ASA Series A	43,400	388,511
Olav Thon Eiendomsselskap ASA	230	35,611
#Opera Software ASA	36,784	166,290
Orkla ASA	315,612	2,840,676
#*Panoro Energy ASA	19,616	29,573
*Petroleum Geo-Services ASA	138,271	2,051,532
*Petrolia ASA	16,833	5,641
*Photocure ASA	4,035	36,606
*Pronova BioPharma ASA	29,000	47,570
Prosafe ASA	86,400	643,908
*Q-Free ASA	66,600	194,160
#*Renewable Energy Corp. ASA	294,815	945,816
Salmar ASA	800	8,925
Scana Industrier ASA	100,401	134,007
Schibsted ASA	29,874	896,662
*Seabird Exploration, Ltd. ASA	46,000	24,421
SeaDrill, Ltd. ASA	97,800	3,220,942
*Sevan Marine ASA	884,178	936,304
*Siem Offshore, Inc. ASA	36,050	67,037
Solstad Offshore ASA	6,400	134,830
*Songa Offshore SE	155,792	857,974
SpareBanken 1 SMN	69,565	658,420
StatoilHydro ASA	26,002	631,859
#StatoilHydro ASA Sponsored ADR	145,312	3,548,519
*Storebrand ASA	333,598	2,631,074
#Subsea 7 SA	166,456	4,065,331
Telenor ASA	191,355	2,950,544
TGS Nopec Geophysical Co. ASA	123,991	2,926,076
#Tomra Systems ASA	154,030	1,005,754
*TTS Marine ASA	6,500	8,253
Veidekke ASA	50,500	450,455
#Wilh Wilhelmsen Holding ASA	12,452	355,382
Yara International ASA	47,324	2,664,726

TOTAL NORWAY		64,735,995

PORTUGAL — (0.3%)
#*Altri SGPS SA	37,676	170,678
#Banco BPI SA	474,901	915,107
#Banco Comercial Portugues SA	3,239,580	2,600,950

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
PORTUGAL — (Continued)
#Banco Espirito Santo SA	603,807	$2,448,653
Banif SGPS SA	107,956	136,980
#Brisa SA	105,739	769,130
#Cimpor Cimentos de Portugal SA	212,222	1,424,566
*Corticeira Amorim SGPS SA	182,162	282,034
#Energias de Portugal SA	187,834	721,544
Energias de Portugal SA Sponsored ADR	7,300	279,663
#Galp Energia SGPS SA Series B	88,266	1,799,798
*Impresa SGPS SA	49,602	76,254
*Investimentos Participacoes e Gestao SA	66,000	34,889
#Jeronimo Martins SGPS SA	70,274	1,059,630
#Martifer SGPS SA	12,849	25,681
#Mota-Engil SGPS SA	164,830	448,681
Novabase SGPS SA	12,258	45,360
*ParaRede SGPS SA	45,991	22,069
#Portucel-Empresa Produtora de Pasta de Papel SA	317,577	1,076,064
Portugal Telecom SA	106,571	1,243,272
#Redes Energeticas Nacionais SA	196,023	684,878
*Sag Gest - Solucoes Automovel Globais SGPS SA	13,935	10,503
Sociedade de Investimento e Gestao SGPS SA	50,280	612,794
*Sonae Capital SGPS SA	40,593	23,884
#*Sonae Industria SGPS SA	132,969	328,836
#Sonae SGPS SA	719,460	808,476
*Sonaecom SGPS SA	274,515	505,259
Teixeira Duarte SA	158,418	158,765
#Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	114,594	565,515

TOTAL PORTUGAL		19,279,913

SINGAPORE — (1.4%)
*Abterra, Ltd.	63,000	65,099
*AFP Properties, Ltd.	1,762,000	539,870
Allgreen Properties, Ltd.	589,500	504,914
#Armstrong Industrial Corp., Ltd.	390,000	127,214
*Asia Environment Holdings, Ltd.	98,820	15,900
Asia Pacific Breweries, Ltd.	14,000	229,152
*Asiasons Capital, Ltd.	499,000	88,001
*Asiatravel.com Holdings, Ltd.	40,000	13,709
ASL Marine Holdings, Ltd.	282,800	153,449
Auric Pacific Group, Ltd.	25,000	13,502
Ausgroup, Ltd.	456,000	141,735
Baker Technology, Ltd.	762,000	213,264
*Ban Joo & Co., Ltd.	29,333	1,372
*Banyan Tree Holdings, Ltd.	409,000	351,966
*Beng Kuang Marine, Ltd.	336,000	57,652
Beyonics Technology, Ltd.	135,000	22,299
#*BH Global Marine, Ltd.	203,000	45,780
Bonvests Holdings, Ltd.	51,600	44,768
Boustead Singapore, Ltd.	119,000	100,727
Breadtalk Group, Ltd.	80,000	42,678
Broadway Industrial Group, Ltd.	260,000	197,327
Bukit Sembawang Estates, Ltd.	100,000	372,921
*Bund Center Investment, Ltd.	1,264,000	223,248
*CapitaLand, Ltd.	985,500	2,787,179
*CapitaMalls Asia, Ltd.	869,000	1,276,968
Cerebos Pacific, Ltd.	79,000	305,021
CH Offshore, Ltd.	330,000	125,503
*China Auto Corp., Ltd.	22,000	658
China Aviation Oil Singapore Corp., Ltd.	158,000	189,215
*China Energy, Ltd.	663,000	83,525
China Merchants Holdings Pacific, Ltd.	79,000	44,335
*Chip Eng Seng Corp., Ltd.	400,000	136,390

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
*Chuan Hup Holdings, Ltd.	150,000	$29,329
#City Developments, Ltd.	344,000	3,070,625
ComfortDelGro Corp., Ltd.	721,000	895,845
#Cosco Corp Singapore, Ltd.	708,000	1,217,296
#Creative Technology, Ltd.	53,000	158,662
CSC Holdings, Ltd.	396,000	48,359
*CSE Global, Ltd.	179,000	177,070
#*CWT, Ltd.	180,000	168,539
DBS Group Holdings, Ltd.	665,818	7,851,079
*Delong Holdings, Ltd.	175,200	75,920
*Enviro-Hub Holdings, Ltd.	129,000	11,146
Eu Yan Sang International, Ltd.	38,400	22,305
*euNetworks Group, Ltd.	1,017,000	15,899
#*Ezion Holdings, Ltd.	508,000	268,064
#Ezra Holdings, Ltd.	390,000	504,445
F.J. Benjamin Holdings, Ltd.	567,000	178,319
#*Falcon Energy Group, Ltd.	428,000	148,286
*Federal International 2000, Ltd.	369,750	26,274
#First Resources, Ltd.	525,000	557,881
Food Empire Holdings, Ltd.	144,800	56,828
Fragrance Group, Ltd.	194,000	64,601
Fraser & Neave, Ltd.	779,000	3,884,285
Freight Links Express Holdings, Ltd.	531,818	29,058
*Fu Yu Corp., Ltd.	118,000	11,548
*Gallant Venture, Ltd.	421,000	134,579
GK Goh Holdings, Ltd.	87,000	47,774
Global Yellow Pages, Ltd.	29,000	3,871
Golden Agri-Resources, Ltd.	4,284,000	2,379,660
Goodpack, Ltd.	186,000	320,120
GP Batteries International, Ltd.	50,000	62,454
GP Industries, Ltd.	174,000	79,453
#Guocoland, Ltd.	306,221	630,266
#Healthway Medical Corp., Ltd.	1,400,119	164,913
Hersing Corp., Ltd.	66,000	14,152
Hiap Seng Engineering, Ltd.	120,000	58,748
Hi-P International, Ltd.	612,000	533,531
#Ho Bee Investment, Ltd.	641,000	740,751
*Hong Fok Corp., Ltd.	328,400	147,020
Hong Leong Asia, Ltd.	157,000	343,330
Hotel Grand Central, Ltd.	118,596	77,930
Hotel Properties, Ltd.	254,000	530,110
Hour Glass, Ltd.	50,000	40,476
HTL International Holdings, Ltd.	328,000	165,129
*Huan Hsin Holdings, Ltd.	67,000	11,657
HupSteel, Ltd.	145,000	25,671
Hwa Hong Corp., Ltd.	144,000	63,798
#Hyflux, Ltd.	114,000	199,561
*Indofood Agri Resources, Ltd.	243,000	477,827
#*Informatics Education, Ltd.	701,000	71,484
InnoTek, Ltd.	74,000	33,438
Isetan (Singapore), Ltd.	15,000	39,279
Jardine Cycle & Carriage, Ltd.	46,838	1,251,844
*Jaya Holdings, Ltd.	343,000	185,016
*JES International Holdings, Ltd.	1,422,000	387,288
#*Jiutian Chemical Group, Ltd.	673,000	39,859
*Jurong Technologies Industrial Corp., Ltd.	213,200	—
K1 Ventures, Ltd.	749,000	88,447
Keppel Corp., Ltd.	292,000	2,685,226
Keppel Land, Ltd.	538,000	1,896,813
Keppel Telecommunications & Transportation, Ltd.	100,000	108,145
*K-Green Trust, Ltd.	58,400	50,758

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Kim Eng Holdings, Ltd.	320,573	$765,074
Koh Brothers Group, Ltd.	161,000	27,807
#*KS Energy Services, Ltd.	313,775	263,675
*Lafe Corp., Ltd.	75,600	4,666
LC Development, Ltd.	128,400	14,648
Lee Kim Tah Holdings, Ltd.	60,000	27,242
Lum Chang Holdings, Ltd.	123,000	28,974
M1, Ltd.	117,000	224,362
*Manhattan Resources, Ltd.	178,000	174,199
#*Marco Polo Marine, Ltd.	166,000	53,507
Memtech International, Ltd.	310,000	36,634
Mercator Lines Singapore, Ltd.	12,000	2,448
Metro Holdings, Ltd.	281,000	187,484
*MFS Technology, Ltd.	52,000	7,623
#Midas Holdings, Ltd.	272,000	198,102
*Neptune Orient Lines, Ltd.	861,000	1,492,545
Nera Telecommunications, Ltd.	105,000	30,781
NSL, Ltd.	75,000	83,420
#*Oceanus Group, Ltd.	1,255,000	290,266
*OKP Holdings, Ltd.	14,000	6,272
Olam International, Ltd.	246,600	589,870
Orchard Parade Holdings, Ltd.	167,000	207,399
#OSIM International, Ltd.	243,000	296,040
*Otto Marine, Ltd.	809,000	207,315
Oversea-Chinese Banking Corp., Ltd.	781,430	6,059,957
Overseas Union Enterprise, Ltd.	528,000	1,366,973
Pan Pacific Hotels Group, Ltd.	391,500	493,058
*Pan-United Corp., Ltd.	100,000	42,002
Petra Foods, Ltd.	118,000	148,551
Popular Holdings, Ltd.	429,000	60,582
PSC Corp., Ltd.	181,924	39,075
QAF, Ltd.	274,259	133,490
#*Raffles Education Corp., Ltd.	1,432,672	342,646
Raffles Medical Group, Ltd.	113,000	191,357
Rotary Engineering, Ltd.	188,000	147,206
San Teh, Ltd.	140,400	46,426
SATS, Ltd.	417,392	910,095
SBS Transit, Ltd.	54,000	89,288
*SC Global Developments, Ltd.	259,284	313,240
SembCorp Industries, Ltd.	606,000	2,454,051
#SembCorp Marine, Ltd.	179,800	761,944
Sim Lian Group, Ltd.	124,500	44,789
Singapore Airlines, Ltd.	203,400	2,359,327
#Singapore Exchange, Ltd.	119,000	790,591
Singapore Land, Ltd.	113,000	672,035
Singapore Post, Ltd.	374,000	345,643
#Singapore Press Holdings, Ltd.	363,000	1,129,772
Singapore Reinsurance Corp., Ltd.	55,000	12,253
Singapore Shipping Corp., Ltd.	137,000	26,845
Singapore Technologies Engineering, Ltd.	152,000	386,474
Singapore Telecommunications, Ltd.	1,852,350	4,511,378
*Sinomem Technology, Ltd.	572,000	232,184
Sinwa, Ltd.	133,500	23,693
*SMB United, Ltd.	175,000	32,230
#SMRT Corp, Ltd.	311,000	497,032
#Spice I2I, Ltd.	1,709,000	107,707
*Stamford Land Corp., Ltd.	561,000	277,240
StarHub, Ltd.	108,710	217,494
Straco Corp., Ltd.	150,000	18,288
Straits Asia Resources, Ltd.	191,000	391,233
Sunningdale Tech, Ltd.	1,293,000	189,660

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
*Sunvic Chemical Holdings, Ltd.	429,000	$229,658
#Super Group, Ltd.	263,000	301,296
#*Swiber Holdings, Ltd.	419,000	313,408
*Swissco Holdings, Ltd.	297,000	80,625
#Tat Hong Holdings, Ltd.	422,000	304,947
Thakral Corp., Ltd.	793,000	18,384
Tiong Woon Corp. Holding, Ltd.	207,000	66,829
Tuan Sing Holdings, Ltd.	304,586	71,715
#UMS Holdings, Ltd.	346,000	156,115
United Engineers, Ltd.	161,652	317,437
United Envirotech, Ltd.	255,000	91,406
United Industrial Corp., Ltd.	680,000	1,489,669
United Overseas Bank, Ltd.	433,617	6,742,337
UOB-Kay Hian Holdings, Ltd.	261,000	370,142
UOL Group, Ltd.	531,000	1,974,389
*Venture Corp., Ltd.	247,000	1,874,686
WBL Corp., Ltd.	225,676	740,704
#Wheelock Properties, Ltd.	308,347	458,869
#Wilmar International, Ltd.	147,000	608,430
Wing Tai Holdings, Ltd.	490,100	631,034
Xpress Holdings, Ltd.	474,000	22,229
YHI International, Ltd.	96,000	24,412
*Yongnam Holdings, Ltd.	671,000	147,830

TOTAL SINGAPORE		90,200,095

SPAIN — (2.1%)
#Abengoa SA	26,637	742,105
Abertis Infraestructuras SA	104,723	2,054,868
#Acciona SA	21,510	1,860,533
#Acerinox SA	108,150	1,840,894
#Actividades de Construccion y Servicios SA	60,589	3,128,710
Adolfo Dominguez SA	2,648	32,559
#Almirall SA	90,093	1,041,591
*Amper SA	13,326	53,121
#Antena 3 de Television SA	33,475	348,346
*Azkoyen SA	14,561	39,041
#Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	858,383	10,532,359
#Banco de Sabadell SA	1,005,939	4,815,315
*Banco de Sabadell SA Convertible Shares	58,932	66,038
#*Banco de Valencia SA	109,804	532,037
#Banco Espanol de Credito SA	122,647	1,111,778
#Banco Pastor SA	148,969	861,087
#Banco Popular Espanol SA	796,831	4,792,449
Banco Santander SA	402,658	4,930,206
#Banco Santander SA Sponsored ADR	2,151,591	26,335,474
#*Bankinter SA	316,084	2,156,853
*Baron de Ley SA	2,832	158,818
#Bolsas y Mercados Espanoles SA	33,088	933,535
Caja de Ahorros del Mediterraneo SA	20,432	180,006
Campofrio Food Group SA	20,352	225,292
#Cementos Portland Valderrivas SA	13,460	223,181
Cia Espanola de Petroleos SA	8,036	233,379
*Cie Automotive SA	3,796	28,382
Cintra Concesiones de Infraestructuras de Transporte SA	243,355	2,881,322
*Codere SA	4,820	59,874
Construcciones y Auxiliar de Ferrocarriles SA	3,414	1,851,619
#*Corporacion Dermoestetica SA	10,205	20,488
Criteria Caixacorp SA	505,483	3,482,723
Dinamia Capital Privado Sociedad de Capital Riesgo SA	4,792	55,975
*Dogi International Fabrics SA	13,276	11,633
#Duro Felguera SA	25,977	195,283

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
#Ebro Foods SA	100,501	$2,092,428
#*EDP Renovaveis SA	180,001	1,068,693
Elecnor SA	6,947	97,009
Enagas SA	89,060	1,877,987
#*Ercros SA	60,122	65,989
#Faes Farma SA	34,471	135,784
Fersa Energias Renovables SA	1,015	1,462
#Fomento de Construcciones y Contratas SA	35,519	1,036,264
*Gamesa Corp Tecnologica SA	56,109	429,807
Gas Natural SDG SA	174,772	2,884,110
#*General de Alquiler de Maquinaria SA	12,685	32,795
*Gestevision Telec, Inc. SA	68,458	861,186
#Grifols SA	23,004	350,274
#Grupo Catalana Occidente SA	55,676	1,148,901
*Grupo Empresarial Ence SA	210,061	692,933
*Grupo Ezentis SA	279,228	185,862
*Grupo Tavex SA	13,157	8,329
Iberdrola Renovables SA	507,014	1,910,403
#Iberdrola SA	973,220	8,328,013
Iberpapel Gestion SA	4,081	80,345
#Indra Sistemas SA	41,953	788,933
Industria de Diseno Textil SA	14,898	1,126,542
*International Consolidated Airlines Group SA	282,178	1,159,032
#*Jazztel P.L.C.	170,411	887,314
*La Seda de Barcelona SA	1,656,188	217,251
Laboratorios Farmaceuticos Rovi SA	2,861	19,240
#Mapfre SA	335,842	1,141,624
Miquel y Costas & Miquel SA	9,539	288,286
*Natra SA	10,905	30,550
*Natraceutical SA	91,207	44,638
#*NH Hoteles SA	199,946	1,183,565
Obrascon Huarte Lain SA	18,010	577,830
*Papeles y Cartones de Europa SA	57,971	291,815
Pescanova SA	15,534	534,440
Prim SA	5,102	35,237
*Promotora de Informaciones SA	90,922	245,795
Prosegur Cia de Seguridad SA	9,343	542,680
*Realia Business SA	136,722	287,503
Red Electrica Corporacion SA	26,929	1,370,593
*Renta Corp Real Estate SA	781	1,541
Repsol YPF SA	1,793	56,438
#Repsol YPF SA Sponsored ADR	266,253	8,450,870
#*Sacyr Vallehermoso SA	96,949	919,095
*Service Point Solutions SA	60,668	37,857
*Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	56,486	91,671
#Sol Melia SA	61,819	651,912
Solaria Energia y Medio Ambiente SA	34,569	68,235
#*SOS Corp. Alimentaria SA	178,004	164,907
*Tecnicas Reunidas SA	5,774	356,265
Telecomunicaciones y Energia SA	33,041	111,532
Telefonica SA	5,983	149,787
Telefonica SA Sponsored ADR	216,300	5,435,619
#*Tubacex SA	127,032	467,129
*Tubos Reunidos SA	95,313	241,656
Unipapel SA	4,501	71,080
#*Urbas Guadahermosa SA	8,757	782
*Vertice Trescientos Sesenta Grados SA	1,752	513
Vidrala SA	14,423	403,397
Viscofan SA	35,568	1,291,230
*Vocento SA	34,637	173,870
#*Vueling Airlines SA	9,195	140,359

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
Zardoya Otis SA	25,109	$397,147
#*Zeltia SA	121,802	466,627

TOTAL SPAIN		132,027,835

SWEDEN — (2.6%)
Aarhuskarlshamn AB	24,977	667,140
Acando AB	79,449	160,145
*Active Biotech AB	19,439	465,990
Addtech AB Series B	2,691	78,119
AF AB	34,359	705,138
Alfa Laval AB	50,974	1,085,504
#*Anoto Group AB	29,000	15,962
Aros Quality Group AB	5,000	44,307
Assa Abloy AB Series B	100,032	2,722,018
Atlas Copco AB Series A	51,700	1,240,976
Atlas Copco AB Series B	26,200	570,106
Avanza Bank Holding AB	9,530	358,779
Axfood AB	7,002	253,271
#Axis Communications AB	14,072	291,001
#B&B Tools AB	23,018	409,144
#*BE Group AB	51,748	355,268
Beiger Electronics AB	345	11,077
Beijer Alma AB	8,058	198,820
*Betsson AB	15,565	275,801
Bilia AB Series A	23,679	456,676
Billerud AB	136,214	1,345,832
#*BioGaia AB Series B	2,753	44,254
*BioInvent International AB	23,156	104,130
*BioPhausia AB	37,143	5,652
Biotage AB	44,000	44,076
*Boliden AB	276,734	5,773,709
*Bure Equity AB	123,011	655,623
Cantena AB	500	11,934
Cardo AB	12,717	828,094
*CDON Group AB	35,059	173,946
#Clas Ohlson AB Series B	69,373	1,156,838
#Cloetta AB	14,784	88,087
Concordia Maritime AB Series B	30,791	90,700
*CyberCom Group AB	6,233	24,351
*Diamyd Medical AB	8,774	180,613
Duni AB	23,699	255,405
*East Capital Explorer AB	22,995	316,466
#Electrolux AB Series B	149,308	4,254,709
Elekta AB Series B	26,546	1,075,133
Enea AB	17,746	118,477
*Eniro AB	190,637	858,866
Fagerhult AB	2,628	72,158
G & L Beijer AB Series B	3,215	138,451
Getinge AB	104,691	2,545,757
*Geveko AB	1,000	2,004
*Gunnebo AB	42,991	336,871
Hakon Invest AB	42,117	720,895
*Haldex AB	55,042	853,800
#Hennes & Mauritz AB Series B	58,708	1,923,002
Hexagon AB	180,694	3,881,986
#Hexpol AB	21,589	545,185
*HIQ International AB	30,399	167,408
Hoganas AB Series B	22,290	873,173
Holmen AB	52,247	1,982,398
#HQ AB	3,372	1,761
Husqvarna AB Series A	64,110	533,575

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
#Husqvarna AB Series B	319,851	$2,659,995
*Industrial & Financial Systems AB Series B	14,582	235,683
Indutrade AB	4,400	146,001
Intrum Justitia AB	56,267	890,736
JM AB	50,699	1,174,083
#KappAhl AB	37,565	255,313
*Karo Bio AB	73,452	20,336
KNOW IT AB	12,948	147,121
Lagercrantz Group AB Series B	10,000	92,487
Lammhults Design Group AB	1,179	6,943
*LBi International NV	59	142
*Lindab International AB	47,953	677,442
*Loomis AB	74,370	1,123,792
*Lundin Petroleum AB	207,839	2,579,216
Meda AB Series A	214,252	1,767,212
*Medivir AB	10,757	249,735
Mekonomen AB	2,744	98,100
*Micronic Mydata AB	79,500	247,212
Modern Times Group AB Series B	35,059	2,436,313
NCC AB Series B	63,463	1,479,349
*Net Entertainment NE AB	2,106	20,828
#*Net Insight AB	65,611	31,777
#New Wave Group AB Series B	36,650	228,090
NIBE Industrier AB	30,566	480,359
Niscayah Group AB	123,708	247,190
*Nobia AB	141,015	1,257,317
Nolato AB Series B	20,067	252,797
#Nordea Bank AB	1,155,489	14,020,045
*Nordnet AB	7,246	22,174
*Northland Resources SA	32,848	103,332
OEM International AB Series B	9,300	90,100
#*Opcon AB	8,580	31,888
#*ORC Software AB	11,186	208,935
#*Orexo AB	3,300	22,893
#Oriflame Cosmetics SA	12,458	600,003
*Pa Resources AB	416,983	325,772
Peab AB Series B	148,599	1,255,759
*Pricer AB	579,372	77,892
*Proffice AB	24,725	126,870
Q-Med AB	20,895	245,858
Ratos AB	88,851	3,335,859
RaySearch Laboratories AB	24,042	142,261
#Readsoft AB Series B	7,000	13,360
*Rederi AB Transatlantic	19,360	89,108
*Rezidor Hotel Group AB	72,303	430,974
#*rnb Retail & Brands AB	91,304	114,748
#*Rottneros AB	115,998	92,689
Saab AB	60,950	1,157,555
Sandvik AB	94,964	1,864,358
#*SAS AB	146,950	556,209
Scania AB Series B	18,960	425,360
#*Seco Tools AB	13,907	238,096
Securitas AB Series B	117,718	1,419,095
*Semcon AB	3,200	15,579
*Sintercast AB	2,200	18,292
#Skandinaviska Enskilda Banken AB Series A	841,553	7,633,928
Skandinaviska Enskilda Banken AB Series C	334	3,064
#Skanska AB Series B	163,238	3,306,922
SKF AB Series A	2,588	73,780
SKF AB Series B	58,639	1,674,733
#Skistar AB	6,500	123,332

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
#SSAB AB Series A	184,847	$3,037,557
SSAB AB Series B	85,136	1,209,272
*Studsvik AB	3,680	38,173
Svenska Cellulosa AB Series B	344,421	6,006,559
Svenska Handelsbanken AB Series A	174,850	5,954,825
Sweco AB	13,785	128,311
*Swedbank AB Series A	434,945	6,821,215
Swedish Match AB	68,898	1,985,209
*Swedish Orphan Biovitrum AB	49,774	284,717
Systemair AB	417	6,449
Tele2 AB Series B	155,218	3,430,882
Telefonaktiebolaget LM Ericsson AB	440,551	5,431,474
Telefonaktiebolaget LM Ericsson AB Sponsored ADR	626,060	7,744,362
TeliaSonera AB	795,188	6,543,293
*TradeDoubler AB	25,102	171,430
Trelleborg AB Series B	225,687	2,617,845
Vitrolife AB	6,000	37,165
*Volvo AB Series A	122,357	2,109,043
*Volvo AB Series B	231,984	4,020,976
*Volvo AB Sponsored ADR	70,300	1,215,487

TOTAL SWEDEN		159,811,197

SWITZERLAND — (5.7%)
ABB, Ltd. AG	86,839	2,051,565
ABB, Ltd. AG Sponsored ADR	424,571	10,049,596
Acino Holding AG	3,013	294,553
*Actelion, Ltd. AG	21,677	1,176,531
Adecco SA	124,962	8,093,847
Advanced Digital Broadcast Holdings SA	3,871	131,205
*Affichage Holding SA	689	101,995
*AFG Arbonia-Forster Holding AG	6,621	234,387
Allreal Holding AG	10,109	1,472,063
Also Holding AG	635	36,174
*Aryzta AG	78,820	3,465,348
*Ascom Holding AG	30,037	434,100
#Bachem Holdings AG	4,193	246,408
Baloise Holding AG	55,856	5,748,601
Bank Coop AG	3,692	265,736
Bank Sarasin & Cie AG Series B	60,296	2,777,532
Banque Cantonale de Geneve SA	912	211,062
Banque Cantonale Vaudoise AG	2,879	1,609,232
Banque Privee Edmond de Rothschild SA	10	285,270
Barry Callebaut AG	2,234	1,786,451
*Basilea Pharmaceutica AG	3,501	270,013
#Basler Kantonalbank AG	4,603	703,109
Belimo Holdings AG	157	285,693
Bell Holding AG	80	160,090
Bellevue Group AG	5,360	198,690
Berner Kantonalbank AG	2,808	718,411
BKW FMB Energie AG	5,929	478,452
*Bobst Group AG	6,641	303,740
*Bossard Holding AG	2,478	322,677
#Bucher Industries AG	6,515	1,261,978
Burckhardt Compression Holding AG	2,182	618,909
Carlo Gavazzi Holding AG	209	41,045
Centralschweizerische Kraftwerke AG	449	157,176
*Charles Voegele Holding AG	4,882	280,175
*Cicor Technologies, Ltd.	911	44,199
*Cie Financiere Tradition SA	666	84,720
*Clariant AG	349,806	6,181,613
Coltene Holding AG	673	42,539

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Compagnie Financiere Richemont SA Series A	232,579	$12,660,059
Conzzeta AG	142	311,701
Credit Suisse Group AG	18,871	842,487
#Credit Suisse Group AG Sponsored ADR	405,680	18,137,953
*Cytos Biotechnology AG	1,001	15,316
Daetwyler Holding AG	5,732	505,273
Datacolor AG	34	15,235
*Dottikon ES Holding AG	89	21,279
#*Dufry AG	15,511	1,858,182
EFG International AG	41,257	571,873
EGL AG	507	366,597
Emmi AG	2,233	489,182
#EMS-Chemie Holding AG	9,412	1,579,822
Energiedienst Holding AG	7,704	424,490
#*Etrion Corp. AG	47,449	44,141
*Feintol International Holding AG	147	55,774
Ferrexpo P.L.C.	24,102	163,243
Flughafen Zuerich AG	6,039	2,528,679
Forbo Holding AG	1,598	1,041,906
#Galenica Holding AG	3,598	1,974,376
*GAM Holding AG	174,022	3,103,787
Geberit AG	10,697	2,259,116
*George Fisher AG	6,933	3,744,079
Givaudan SA	6,351	6,293,212
#Gurit Holding AG	521	314,990
Helvetia Holding AG	8,121	3,318,187
#Holcim, Ltd. AG	196,366	13,745,204
Implenia AG	6,198	201,953
*Interroll-Holding AG	417	164,457
Julius Baer Group, Ltd. AG	143,158	6,478,037
Kaba Holding AG	2,701	1,086,187
#*Kardex AG	3,426	114,259
*Komax Holding AG	3,154	358,341
Kudelski SA	49,220	1,108,906
Kuehne & Nagel International AG	13,624	1,761,769
Kuoni Reisen Holding AG	2,801	1,283,700
*LEM Holding SA	2,962	1,944,933
Liechtensteinische Landesbank AG	1,182	93,956
*LifeWatch AG	9,950	92,753
Lindt & Spruengli AG	22	642,849
#*Logitech International SA (B18ZRK2)	91,981	1,725,014
#*Logitech International SA (H50430232)	26,700	500,358
*Lonza Group AG	44,182	3,482,449
#Luzerner Kantonalbank AG	2,094	702,125
Metall Zug AG	128	485,641
#*Meyer Burger Technology AG	33,926	1,046,523
*Micronas Semiconductor Holding AG	20,942	285,228
*Mikron Holding AG	53,246	464,625
Mobilezone Holding AG	6,928	75,984
Mobimo Holding AG	5,748	1,231,938
Nestle SA	546,164	29,506,949
Nobel Biocare Holding AG	32,030	657,751
Novartis AG	879	48,934
#*Novartis AG ADR	490,226	27,384,024
*OC Oerlikon Corp. AG	174,881	1,066,559
*Orascom Development Holding AG	3,275	150,958
Orell Fuessli Holding AG	435	63,898
#*Panalpina Welttransport Holding AG	13,833	1,765,342
Partners Group Holding AG	4,415	764,884
Petroplus Holdings AG	77,794	1,276,249
#Phoenix Mecano AG	1,022	719,998

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
*Precious Woods Holding AG	1,929	$44,948
*PubliGroupe SA	5,903	671,882
*Rieters Holdings AG	4,511	1,708,383
Roche Holding AG Bearer	5,170	814,006
Roche Holding AG Genusschein	82,873	12,608,137
Romande Energie Holding SA	361	643,046
*Schaffner Holding AG	468	163,701
Schindler Holding AG	5,484	609,436
*Schmolz & Bickenbach AG	44,888	416,390
#Schulthess Group AG	5,938	275,730
Schweiter Technologies AG	778	643,045
Schweizerische National-Versicherungs-Gesellschaft AG	14,379	499,721
SGS SA	1,177	1,914,013
*Siegfried Holding AG	2,163	214,957
Sika AG	1,777	3,894,914
Sonova Holding AG	7,666	961,071
St. Galler Kantonalbank AG	3,598	1,844,989
*Straumann Holding AG	2,040	499,945
Sulzer AG	28,122	3,889,290
Swatch Group AG (7184725)	29,185	11,709,179
Swatch Group AG (7184736)	44,933	3,233,104
Swiss Life Holding AG	31,847	5,087,096
Swiss Reinsurance Co., Ltd. AG	213,482	12,203,910
Swisscom AG	4,364	1,925,266
Swisscom AG Sponsored ADR	5,100	225,318
Swisslog Holding AG	175,044	167,040
*Swissmetal Holding AG	955	7,090
Swissquote Group Holding SA	3,174	196,439
Syngenta AG ADR	128,298	8,291,900
*Synthes, Inc.	38,446	5,074,945
Tamedia AG	1,541	199,060
Tecan Group AG	11,987	1,018,610
#*Temenos Group AG	26,589	1,043,049
*Tornos Holding AG	12,446	169,457
*U-Blox AG	4,531	232,706
*UBS AG	1,301,013	23,293,797
#*UBS AG ADR	30,398	545,948
Valartis Group AG	9,154	249,830
#Valiant Holding AG	21,628	3,180,926
Valora Holding AG	5,050	1,710,767
Vaudoise Assurances Holding SA	655	186,113
Verwaltungs und Privat-Bank AG	3,458	409,511
*Vetropack Holding AG	6	11,393
#*Von Roll Holding AG	57,443	279,358
#Vontobel Holdings AG	48,801	1,885,562
VZ Holding AG	681	84,940
Walliser Kantonalbank AG	173	130,880
Winterthur Technologie AG	413	27,541
WMH Walter Meier Holding AG	589	118,672
Ypsomed Holdings AG	3,755	242,443
Zehnder Group AG	288	777,896
Zuger Kantonalbank AG	115	654,548
Zurich Financial Services AG	89,350	24,429,726

TOTAL SWITZERLAND		359,070,183

UNITED KINGDOM — (16.4%)
*888 Holdings P.L.C.	31,323	23,457
A.G. Barr P.L.C.	18,558	344,260
Aberdeen Asset Management P.L.C.	1,345,598	4,793,318
Acal P.L.C.	6,247	29,863
Admiral Group P.L.C.	39,092	1,028,665

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*AEA Technology Group P.L.C.	27,704	$2,278
Aegis Group P.L.C.	612,660	1,367,502
*Afren P.L.C.	574,753	1,335,713
Aga Rangemaster Group P.L.C.	42,331	83,869
Aggreko P.L.C.	97,313	2,238,739
#Air Partner P.L.C.	2,004	15,312
*Alexon Group P.L.C.	5,157	1,075
*Alizyme P.L.C.	42,517	2,724
Alphameric P.L.C.	42,180	15,868
*Alterian P.L.C.	15,092	50,740
Alumasc Group P.L.C.	8,807	20,172
Amec P.L.C.	275,483	5,289,906
Amlin P.L.C.	379,579	2,370,808
Anglo American P.L.C.	536,326	26,294,892
Anglo Pacific Group P.L.C.	100,192	537,958
Anglo-Eastern Plantations P.L.C.	6,286	71,556
Anite P.L.C.	269,961	279,221
*Antisoma P.L.C.	646,856	23,033
Antofagasta P.L.C.	122,805	2,764,501
Arena Leisure P.L.C.	182,111	78,757
ARM Holdings P.L.C.	12,223	100,699
#*ARM Holdings P.L.C. Sponsored ADR	177,485	4,444,224
Ashmore Group P.L.C.	107,195	598,908
Ashtead Group P.L.C.	732,628	1,945,172
Associated British Foods P.L.C.	216,587	3,684,121
Assura Group, Ltd.	54,999	41,019
#AstraZeneca P.L.C. Sponsored ADR	107,290	5,246,481
*Autonomy Corp. P.L.C.	87,595	2,099,802
Aveva Group P.L.C.	28,259	748,452
*Avis Europe P.L.C.	129,258	477,054
Aviva P.L.C.	1,428,246	10,157,322
*Avon Rubber P.L.C.	8,371	28,941
*Axis-Shield P.L.C.	22,609	110,631
Babcock International Group P.L.C.	222,108	2,053,161
BAE Systems P.L.C.	1,346,026	7,373,362
Balfour Beatty P.L.C.	571,103	3,066,132
Barclays P.L.C. Sponsored ADR	1,016,357	19,107,512
*Barratt Developments P.L.C.	1,293,556	1,909,073
BBA Aviation P.L.C.	566,082	2,024,948
Beazley P.L.C.	700,753	1,333,463
Bellway P.L.C.	167,450	1,641,586
Berendsen P.L.C.	231,443	1,560,021
*Berkeley Group Holdings P.L.C. (The)	168,826	2,388,563
BG Group P.L.C.	598,458	13,428,523
#BG Group P.L.C. Sponsored ADR	27,200	3,065,712
BHP Billiton P.L.C.	15,526	592,840
BHP Billiton P.L.C. ADR	77,600	5,952,696
*Blacks Leisure Group P.L.C.	20,283	10,438
Bloomsbury Publishing P.L.C.	58,768	104,337
Bodycote P.L.C.	359,679	1,649,993
*Booker Group P.L.C.	39,622	36,570
*Bovis Homes Group P.L.C.	181,452	1,271,174
BP P.L.C.	79,890	627,761
BP P.L.C. Sponsored ADR	1,046,856	49,694,254
Braemar Shipping Services P.L.C.	13,325	106,103
Brammer P.L.C.	24,061	92,291
Brewin Dolphin Holdings P.L.C.	201,145	515,794
Brit Insurance Holdings NV	113,031	1,889,263
British American Tobacco P.L.C.	82,257	3,015,387
British American Tobacco P.L.C. Sponsored ADR	19,800	1,467,576
British Polythene Industries P.L.C.	25,012	101,902

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
British Sky Broadcasting Group P.L.C.	20,913	$252,142
#British Sky Broadcasting Group P.L.C. Sponsored ADR	24,700	1,192,763
Britvic P.L.C.	153,689	1,104,648
#BT Group P.L.C. Sponsored ADR	140,608	3,979,206
*BTG P.L.C.	188,098	676,140
Bunzl P.L.C.	176,872	2,154,760
Burberry Group P.L.C.	392,064	6,737,812
Cable & Wireless Communications P.L.C.	2,224,822	1,645,242
Cable & Wireless Worldwide P.L.C.	2,492,691	2,824,906
*Cairn Energy P.L.C.	577,820	3,832,544
Camellia P.L.C.	198	31,856
Capita Group P.L.C.	63,460	689,902
*Capital & Regional P.L.C.	109,371	64,281
Carclo P.L.C.	21,066	100,354
Carillion P.L.C.	545,105	3,353,097
Carnival P.L.C.	34,284	1,561,983
#Carnival P.L.C. ADR	86,903	3,976,681
Carpetright P.L.C.	7,935	92,563
*Carphone Warehouse Group P.L.C.	181,355	1,170,987
Carr’s Milling Industries P.L.C.	2,672	28,178
Castings P.L.C.	21,365	91,108
Catlin Group, Ltd. P.L.C.	475,532	2,822,052
Centaur Media P.L.C.	79,311	88,839
Centrica P.L.C.	705,472	3,612,447
Charles Stanley Group P.L.C.	6,583	31,700
Charles Taylor Consulting P.L.C.	11,746	30,023
Charter International P.L.C.	218,827	2,830,939
*Chaucer Holdings P.L.C.	251,687	202,414
Chemring Group P.L.C.	7,068	381,108
Chesnara P.L.C.	128,213	521,715
Chime Communications P.L.C.	19,035	81,155
*Chrysalis Group P.L.C.	4,723	12,048
*Cineworld Group P.L.C.	1,667	5,944
*Clarkson P.L.C.	6,526	119,079
*Clinton Cards P.L.C.	67,260	28,028
Close Brothers Group P.L.C.	186,784	2,535,582
*Cobham P.L.C.	485,287	1,629,790
Collins Stewart P.L.C.	132,454	183,494
*Colt Group SA	353,179	821,323
Communisis P.L.C.	120,651	60,759
Compass Group P.L.C.	423,975	3,769,302
Computacenter P.L.C.	141,938	993,656
Connaught P.L.C.	102,162	27,247
Consort Medical P.L.C.	26,822	221,332
*Cookson Group P.L.C.	304,485	3,238,597
Corin Group P.L.C.	3,868	3,036
*Cosalt P.L.C.	12,162	880
Costain Group P.L.C.	9,513	33,702
Cranswick P.L.C.	48,943	670,248
Creston P.L.C.	18,283	24,756
Croda International P.L.C.	71,595	1,704,474
*CSR P.L.C.	290,978	1,801,687
Daily Mail & General Trust P.L.C. Series A	256,833	2,301,515
Dairy Crest Group P.L.C.	262,103	1,631,374
De La Rue P.L.C.	78,163	838,866
*Debenhams P.L.C.	1,651,506	1,734,244
Dechra Pharmaceuticals P.L.C.	24,189	197,251
Development Securities P.L.C.	134,099	450,945
Devro P.L.C.	209,176	770,583
#Diageo P.L.C. Sponsored ADR	60,800	4,669,440
Dignity P.L.C.	21,188	220,429

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Diploma P.L.C.	99,845	$461,546
*Dixons Retail P.L.C.	4,437,271	1,447,800
Domino Printing Sciences P.L.C.	131,778	1,361,630
Domino’s Pizza UK & IRL P.L.C.	40,146	347,238
*Drax Group P.L.C.	293,752	1,822,293
DS Smith P.L.C.	526,808	1,699,689
*DTZ Holdings P.L.C.	9,294	5,970
Dunelm Group P.L.C.	28,656	214,620
*Dyson Group P.L.C.	3,999	1,041
*E2V Technologies P.L.C.	54,502	96,272
eaga P.L.C.	153,682	193,735
*easyJet P.L.C.	165,228	1,004,089
Electrocomponents P.L.C.	440,584	1,842,334
Elementis P.L.C.	667,595	1,390,155
*EnQuest P.L.C.	345,717	781,739
*Enterprise Inns P.L.C.	693,441	1,190,956
Eurasian Natural Resources Corp. P.L.C.	118,384	1,907,771
Euromoney Institutional Investor P.L.C.	27,089	300,875
Evolution Group P.L.C.	269,316	309,494
Experian P.L.C.	262,099	3,253,108
F&C Asset Management P.L.C.	682,872	941,422
Fenner P.L.C.	156,161	860,425
Fiberweb P.L.C.	18,475	28,974
Fidessa Group P.L.C.	30,747	758,418
Filtrona P.L.C.	187,375	836,251
*Findel P.L.C.	342,686	80,967
Firstgroup P.L.C.	386,243	2,317,175
Forth Ports P.L.C.	41,994	916,351
*Fortune Oil P.L.C.	347,850	58,967
French Connection Group P.L.C.	88,909	98,587
Fresnillo P.L.C.	15,588	323,532
Fuller Smith & Turner P.L.C.	36,790	367,042
Future P.L.C.	361,156	166,672
G4S P.L.C.	937,475	4,036,112
Galliford Try P.L.C.	109,250	545,701
Game Group P.L.C.	607,979	654,148
Games Workshop Group P.L.C.	7,668	44,678
*Gem Diamonds, Ltd. P.L.C.	131,379	567,729
Genus P.L.C.	46,972	670,462
GKN P.L.C.	1,314,139	4,244,693
GlaxoSmithKline P.L.C. Sponsored ADR	82,600	3,000,858
Go-Ahead Group P.L.C.	38,577	769,585
Greene King P.L.C.	291,094	2,201,675
Greggs P.L.C.	74,644	556,331
#Guinness Peat Group P.L.C.	59,766	31,912
Halfords Group P.L.C.	221,695	1,442,821
Halma P.L.C.	253,936	1,374,349
Hampson Industries P.L.C.	243,309	140,624
Hansard Global P.L.C.	10,373	28,520
*Hardy Oil & Gas P.L.C.	17,474	42,019
*Hardy Underwriting Group P.L.C.	21,636	98,937
Hargreaves Lansdown P.L.C.	80,332	688,654
Harvard International P.L.C.	6,399	2,957
Harvey Nash Group P.L.C.	28,747	28,849
*Havelock Europa P.L.C.	13,179	1,701
Hays P.L.C.	607,627	1,177,380
Headlam Group P.L.C.	103,583	560,297
Helical Bar P.L.C.	112,833	507,381
*Helphire P.L.C.	309,742	72,295
#Henderson Group P.L.C.	824,494	2,019,436
Henry Boot P.L.C.	43,832	75,033

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Heritage Oil P.L.C.	40,233	$209,462
*Heywood Williams Group P.L.C.	30,224	678
Hikma Pharmaceuticals P.L.C.	127,684	1,644,134
Hill & Smith Holdings P.L.C.	99,260	447,613
Hiscox, Ltd. P.L.C.	503,798	3,032,994
#HMV Group P.L.C.	382,104	143,276
Hochschild Mining P.L.C.	95,224	738,692
Hogg Robinson Group P.L.C.	127,702	81,612
Holidaybreak P.L.C.	21,747	119,861
Home Retail Group P.L.C.	560,454	1,936,215
Homeserve P.L.C.	236,555	1,656,719
Hornby P.L.C.	20,303	39,837
*Howden Joinery Group P.L.C.	1,093,385	2,052,297
HSBC Holdings P.L.C.	43,308	472,188
HSBC Holdings P.L.C. Sponsored ADR	1,196,015	65,350,260
Hunting P.L.C.	95,299	1,189,328
Huntsworth P.L.C.	250,994	322,463
Hyder Consulting P.L.C.	12,864	88,644
ICAP P.L.C.	379,451	3,267,598
IG Group Holdings P.L.C.	192,580	1,391,832
*Imagination Technologies Group P.L.C.	107,118	618,879
IMI P.L.C.	291,635	4,065,226
Imperial Tobacco Group P.L.C.	125,837	3,591,952
Imperial Tobacco Group P.L.C. ADR	18,000	1,029,060
*Inchcape P.L.C.	468,359	2,786,409
Informa P.L.C.	479,364	3,369,514
Inmarsat P.L.C.	90,053	981,128
*Innovation Group P.L.C.	948,671	243,030
Intercontinental Hotels Group P.L.C.	7,196	151,753
#Intercontinental Hotels Group P.L.C. ADR	82,523	1,758,565
Intermediate Capital Group P.L.C.	380,103	2,065,856
#*International Consolidated Airlines Group P.L.C.	552,471	2,264,351
*International Consolidated Airlines Group SA Sponsored ADR	12,200	248,270
International Personal Finance P.L.C.	324,526	1,776,800
International Power P.L.C.	1,635,620	11,056,814
Interserve P.L.C.	140,246	609,692
Intertek Group P.L.C.	69,693	1,939,022
Invensys P.L.C.	554,079	2,985,302
Investec P.L.C.	486,636	3,728,808
*IP Group P.L.C.	174,476	95,115
ITE Group P.L.C.	38,841	141,516
*ITV P.L.C.	3,143,342	3,906,567
James Fisher & Sons P.L.C.	69,699	570,769
Jardine Lloyd Thompson Group P.L.C.	67,642	687,496
JD Sports Fashion P.L.C.	9,632	128,594
JD Wetherspoon P.L.C.	101,208	719,860
*JJB Sports P.L.C.	304,951	22,032
JKX Oil & Gas P.L.C.	122,191	570,185
John Menzies P.L.C.	18,774	136,091
John Wood Group P.L.C.	359,041	3,140,480
Johnson Matthey P.L.C.	150,207	4,631,284
*Johnston Press P.L.C.	1,456,828	244,119
Kazakhmys P.L.C.	151,166	3,642,408
Kcom Group P.L.C.	346,054	318,619
Keller Group P.L.C.	69,988	745,117
Kesa Electricals P.L.C.	659,944	1,360,750
Kewill P.L.C.	37,553	53,615
Kier Group P.L.C.	34,126	683,349
Kingfisher P.L.C.	2,252,411	9,073,927
*Kofax P.L.C.	35,274	192,680
Ladbrokes P.L.C.	687,249	1,437,870

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Laird P.L.C.	200,018	$518,202
Lamprell P.L.C.	81,234	385,011
Lancashire Holdings, Ltd. P.L.C.	196,113	1,746,874
Latchways P.L.C.	2,464	41,988
Laura Ashley Holdings P.L.C.	157,940	60,926
Lavendon Group P.L.C.	159,177	240,555
Legal & General Group P.L.C.	6,293,969	11,199,141
*Liontrust Asset Management P.L.C.	4,633	6,422
*Lloyds Banking Group P.L.C.	11,686,370	11,818,602
*Lloyds Banking Group P.L.C. Sponsored ADR	678,129	2,732,860
Logica P.L.C.	1,578,443	3,430,402
London Stock Exchange Group P.L.C.	161,851	2,191,168
*Lonmin P.L.C.	126,094	3,337,324
Lookers P.L.C.	110,961	105,202
Low & Bonar P.L.C.	112,993	96,274
LSL Property Services P.L.C.	14,831	60,734
*Luminar Group Holdings P.L.C.	101,277	25,056
Man Group P.L.C.	1,764,724	8,310,945
Management Consulting Group P.L.C.	253,841	122,283
*Manganese Bronze Holdings P.L.C.	3,904	2,557
Marks & Spencer Group P.L.C.	1,223,327	6,975,530
Marshalls P.L.C.	93,944	171,454
Marston’s P.L.C.	676,766	1,109,372
McBride P.L.C.	229,831	569,800
*Mears Group P.L.C.	39,533	200,834
*Mecom Group P.L.C.	38,529	169,676
Meggitt P.L.C.	686,358	3,895,809
Melrose P.L.C.	459,840	2,321,226
Melrose Resources P.L.C.	79,059	296,455
Michael Page International P.L.C.	82,897	712,155
Micro Focus International P.L.C.	92,950	611,647
Millennium & Copthorne Hotels P.L.C.	192,301	1,784,010
*Minerva P.L.C.	81,885	131,610
*Misys P.L.C.	272,822	1,483,064
*Mitchells & Butlers P.L.C.	313,759	1,729,872
Mitie Group P.L.C.	399,827	1,396,280
MJ Gleeson Group P.L.C.	16,223	30,890
Mondi P.L.C.	388,509	3,169,005
*Moneysupermarket.com Group P.L.C.	318,090	454,568
Morgan Crucible Co. P.L.C.	314,244	1,367,822
Morgan Sindall P.L.C.	48,951	531,573
Mothercare P.L.C.	90,071	776,547
Mouchel Group P.L.C.	47,646	105,963
*MWB Group Holdings P.L.C.	22,990	15,663
N Brown Group P.L.C.	167,111	757,087
*National Express Group P.L.C.	394,930	1,548,599
National Grid P.L.C.	13,441	119,204
#National Grid P.L.C. Sponsored ADR	74,141	3,339,311
NCC Group P.L.C.	8,070	78,936
Nestor Healthcare Group P.L.C.	46,858	82,555
Next P.L.C.	68,270	2,158,760
Northern Foods P.L.C.	276,232	330,467
*Northgate P.L.C.	88,887	417,212
Northumbrian Water Group P.L.C.	310,098	1,464,764
Novae Group P.L.C.	78,110	415,178
Old Mutual P.L.C.	3,740,202	7,524,683
*Optos P.L.C.	2,240	7,013
*Oxford Biomedica P.L.C.	264,084	24,506
Oxford Instruments P.L.C.	22,208	234,519
Pace P.L.C.	292,377	894,349
#*PartyGaming P.L.C.	67,272	205,278

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
PayPoint P.L.C.	9,427	$55,642
#Pearson P.L.C. Sponsored ADR	607,283	10,117,335
*Pendragon P.L.C.	375,315	112,687
Pennon Group P.L.C.	215,120	2,075,402
Persimmon P.L.C.	411,644	2,694,851
Petrofac, Ltd. P.L.C.	33,407	836,674
Petropavlovsk P.L.C.	93,028	1,524,739
Phoenix IT Group, Ltd. P.L.C.	33,310	150,567
Photo-Me International P.L.C.	823,881	718,045
Pinewood Shepperton P.L.C.	31,209	71,949
*Pinnacle Staffing Group P.L.C.	15,255	307
Premier Farnell P.L.C.	271,574	1,259,357
*Premier Foods P.L.C.	2,351,436	800,171
*Premier Oil P.L.C.	51,042	1,657,202
*Prostrakan Group P.L.C.	55,036	88,405
#Provident Financial P.L.C.	60,295	910,100
Prudential P.L.C.	56,043	607,313
#Prudential P.L.C. ADR	398,569	8,633,005
Psion P.L.C.	94,664	138,638
*Puma Brandenburg, Ltd. (B61F3J5)	90,186	5,803
*Puma Brandenburg, Ltd. (B62NCQ8)	90,186	11,113
*Punch Taverns P.L.C.	875,172	962,148
PV Crystalox Solar P.L.C.	213,479	179,860
PZ Cussons P.L.C.	198,654	1,153,587
Qinetiq P.L.C.	743,720	1,576,285
*Quintain Estates & Development P.L.C.	359,004	223,898
R.E.A. Holdings P.L.C.	11,361	144,416
*Randgold Resources, Ltd.	4,700	358,244
Rank Group P.L.C.	236,514	476,616
Rathbone Brothers P.L.C.	40,644	747,311
Reckitt Benckiser Group P.L.C.	58,545	3,182,049
*Redrow P.L.C.	350,237	664,655
Reed Elsevier P.L.C.	7,445	65,873
#Reed Elsevier P.L.C. ADR	37,941	1,351,838
Regus P.L.C.	957,526	1,548,533
Renishaw P.L.C.	28,314	738,826
#*Renovo Group P.L.C.	132,895	156,769
*Rentokil Initial P.L.C.	934,753	1,498,580
Resolution, Ltd. P.L.C.	1,571,899	6,594,823
Restaurant Group P.L.C.	122,168	557,629
Rexam P.L.C.	927,144	5,069,766
Ricardo P.L.C.	27,069	150,221
Rightmove P.L.C.	47,459	635,033
Rio Tinto P.L.C.	113,242	7,776,984
Rio Tinto P.L.C. Sponsored ADR	187,907	13,055,778
RM P.L.C.	31,960	86,253
Robert Walters P.L.C.	96,470	476,796
Robert Wiseman Dairies P.L.C.	62,972	342,958
ROK P.L.C.	63,943	18,949
*Rolls-Royce Group P.L.C.	704,863	7,202,421
Rotork P.L.C.	37,868	994,413
#*Royal Bank of Scotland Group P.L.C. Sponsored ADR	302,157	4,039,839
#Royal Dutch Shell P.L.C. ADR	1,103,806	77,895,589
Royal Dutch Shell P.L.C. Series B	109,362	3,810,756
RPC Group P.L.C.	190,170	823,800
RPS Group P.L.C.	282,225	940,813
RSA Insurance Group P.L.C.	3,617,141	7,882,342
S&U P.L.C.	2,614	25,509
SABmiller P.L.C.	396,880	12,843,703
Sage Group P.L.C.	1,083,003	5,112,340
Sainsbury (J.) P.L.C.	768,099	4,692,381

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Salamander Energy P.L.C.	171,167	$799,367
Savills P.L.C.	148,113	831,253
Schroders P.L.C.	104,402	3,013,177
Schroders P.L.C. Non-Voting	47,239	1,065,333
Scottish & Southern Energy P.L.C.	312,778	5,806,705
*SDL P.L.C.	132,839	1,307,223
Senior P.L.C.	376,638	891,742
Serco Group P.L.C.	91,948	811,478
Severfield-Rowen P.L.C.	122,164	440,138
Severn Trent P.L.C.	85,941	1,882,317
Shanks Group P.L.C.	477,393	888,728
Shire P.L.C.	2,251	59,393
Shire P.L.C. ADR	19,600	1,554,476
*SIG P.L.C.	832,957	1,943,738
*SkyePharma P.L.C. Sponsored ADR	80	47
Smith & Nephew P.L.C.	7,085	79,069
Smith & Nephew P.L.C. Sponsored ADR	34,400	1,926,056
Smiths Group P.L.C.	81,036	1,765,531
Smiths News P.L.C.	123,090	195,417
*Soco International P.L.C.	176,740	1,027,536
*Southern Cross Healthcare, Ltd. P.L.C.	120,532	42,153
Spectris P.L.C.	103,458	2,239,503
Speedy Hire P.L.C.	147,048	67,935
Spirax-Sarco Engineering P.L.C.	35,426	1,027,246
Spirent Communications P.L.C.	2,392,683	5,309,390
Spirent Communications P.L.C. Sponsored ADR	25,100	222,567
*Sportech P.L.C.	87,812	61,170
*Sports Direct International P.L.C.	135,009	358,529
St. Ives Group P.L.C.	57,893	87,520
St. James’s Place P.L.C.	175,633	852,051
St. Modwen Properties P.L.C.	97,480	259,326
Stagecoach Group P.L.C.	297,923	1,000,657
Standard Chartered P.L.C.	941,963	24,531,947
Standard Life P.L.C.	2,377,425	8,727,970
Sthree P.L.C.	42,650	253,745
*STV Group P.L.C.	56,141	114,880
Synergy Health P.L.C.	6,995	99,333
T Clarke P.L.C.	26,802	40,181
TalkTalk Telecom Group P.L.C.	362,710	938,610
Tate & Lyle P.L.C.	407,706	3,598,954
*Taylor Wimpey P.L.C.	4,117,066	2,282,879
Ted Baker P.L.C.	12,672	133,012
*Telecity Group P.L.C.	150,602	1,181,635
Telecom Plus P.L.C.	23,457	170,906
Tesco P.L.C.	1,793,199	11,561,944
Thomas Cook Group P.L.C.	725,579	2,216,116
Thorntons P.L.C.	37,958	59,769
Topps Tiles P.L.C.	36,015	46,466
Travis Perkins P.L.C.	248,870	4,028,834
Tribal Group P.L.C.	44,362	30,454
*Trifast P.L.C.	29,862	22,509
*Trinity Mirror P.L.C.	340,299	453,369
TT electronics P.L.C.	130,750	377,986
#*TUI Travel P.L.C.	593,041	2,402,743
Tullett Prebon P.L.C.	138,369	857,398
Tullow Oil P.L.C.	77,475	1,648,284
*UK Coal P.L.C.	136,574	98,473
UK Mail Group P.L.C.	12,676	62,198
Ultra Electronics Holdings P.L.C.	29,410	841,200
#Umeco P.L.C.	61,337	453,636
Unilever P.L.C.	17,957	521,404

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Unilever P.L.C. Sponsored ADR	120,000	$3,481,200
*Uniq P.L.C.	17,006	1,579
United Business Media P.L.C.	164,105	1,846,445
United Utilities Group P.L.C.	230,921	2,010,120
United Utilities Group P.L.C. ADR	10,818	188,558
UTV Media P.L.C.	119,515	255,152
*Vectura Group P.L.C.	258,421	337,497
Vedanta Resources P.L.C.	81,742	2,975,235
*Vernalis P.L.C.	2,914	2,323
Victrex P.L.C.	40,288	929,687
Vislink P.L.C.	25,526	8,526
Vitec Group P.L.C. (The)	21,322	205,020
Vodafone Group P.L.C.	806,505	2,263,530
#Vodafone Group P.L.C. Sponsored ADR	1,845,331	52,333,587
*Volex Group P.L.C.	13,778	79,799
Vp P.L.C.	11,576	45,325
*Wagon P.L.C.	17,912	359
Weir Group P.L.C. (The)	136,924	3,476,302
Wellstream Holdings P.L.C.	78,412	984,604
WH Smith P.LC.	163,163	1,209,259
Whitbread P.L.C.	165,657	4,599,985
William Hill P.L.C.	708,934	2,060,022
William Morrison Supermarkets P.L.C.	1,346,529	5,745,050
Wilmington Group P.L.C.	141,363	407,979
Wincanton P.L.C.	64,071	153,109
*Wolfson Microelectronics P.L.C.	193,734	938,082
*Wolseley P.L.C.	295,066	10,275,021
*Wolseley P.L.C. ADR	62,362	214,525
WPP P.L.C.	18,201	225,089
#WPP P.L.C. Sponsored ADR	65,129	4,036,695
WS Atkins P.L.C.	90,841	1,000,161
WSP Group P.L.C.	82,843	466,552
Xaar P.L.C.	24,829	93,005
Xchanging P.L.C.	185,743	337,414
XP Power, Ltd. P.L.C.	1,410	31,301
Xstrata P.L.C.	782,713	17,335,579
#*Yell Group P.L.C.	3,343,027	589,468
Yule Catto & Co. P.L.C.	28,408	99,785

TOTAL UNITED KINGDOM		1,028,011,652

UNITED STATES — (0.0%)
Brookfield Infrastructure Partners LP	6	136

TOTAL COMMON STOCKS		5,419,344,885

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*IDT Australia, Ltd. Warrants 03/31/11	1,684	—
*Neptune Marine Services, Ltd. Rights 02/24/11	1,085,352	38,938

TOTAL AUSTRALIA		38,938

BELGIUM — (0.0%)
#*Agfa-Gevaert NV STRIP VVPR	57,113	156
*Deceuninck NV STRIP VVPR	18,136	50
#*Elia System Operator SA NV STRIP VVPR	2,262	1,209
*Tessenderlo Chemie NV STRIP VVPR	1,380	945

TOTAL BELGIUM		2,360

FRANCE — (0.0%)
*Societe Industrielle D’Aviations Latecoere SA Warrants 07/30/15	1,760	4,603

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GREECE — (0.0%)
*Marfin Popular Bank PCL Rights 02/11/11	193,332	$5,294

HONG KONG — (0.0%)
*Cheuk Nang Holdings, Ltd. Warrants 12/13/11	4,350	893
*Playmates Toys, Ltd. Warrants 08/04/12	4,771	61

TOTAL HONG KONG		954

ITALY — (0.0%)
*Banco Popolare Scarl Rights 02/11/11	662,798	893,858
*KME Group SpA Warrants 12/30/11	27,293	703

TOTAL ITALY		894,561

JAPAN — (0.0%)
*Oak Capital Corp. Warrants 11/30/11	10,100	—

SINGAPORE — (0.0%)
*AFP Properties, Ltd. Warrants 11/18/15	881,000	192,824

UNITED KINGDOM — (0.0%)
*Assura Group, Ltd. Rights 02/15/11	4,399	106
*Management Consulting Group P.L.C. Warrants 12/31/11	11,747	1,505

TOTAL UNITED KINGDOM		1,611

TOTAL RIGHTS/WARRANTS		1,141,145

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/11 (Collateralized by $21,975,000 FNMA 2.24%, 07/06/15, valued at $22,551,844) to be repurchased at $22,216,117	$22,216	22,216,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.0%)
§@DFA Short Term Investment Fund	813,819,123	813,819,123
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $123,075,187 FNMA 7.000%, 10/01/38, valued at $899,736) to be repurchased at $882,099	$882	882,094

TOTAL SECURITIES LENDING COLLATERAL		814,701,217

TOTAL INVESTMENTS — (100.0%) (Cost $5,831,409,005)##		$6,257,403,247

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$19,625,100	$336,823,588	—	$356,448,688
Austria	115,626	32,434,331	—	32,549,957
Belgium	5,203,717	58,889,940	—	64,093,657
Canada	590,512,708	448	—	590,513,156
Denmark	2,733,318	50,169,135	—	52,902,453
Finland	5,157,627	90,240,596	—	95,398,223
France	77,534,312	354,506,366	—	432,040,678
Germany	64,004,870	275,707,753	—	339,712,623
Greece	4,198,786	30,320,669	—	34,519,455
Hong Kong	444,492	135,902,680	—	136,347,172
Ireland	8,796,862	19,627,572	—	28,424,434
Israel	22,282,360	25,217,435	—	47,499,795
Italy	16,565,457	126,065,642	—	142,631,099
Japan	97,673,832	955,510,206	—	1,053,184,038
Netherlands	37,548,143	110,080,093	—	147,628,236
New Zealand	464,592	11,849,623	—	12,314,215
Norway	3,931,796	60,804,199	—	64,735,995
Portugal	279,663	19,000,250	—	19,279,913
Singapore	55,178	90,144,917	—	90,200,095
Spain	51,979,392	80,048,443	—	132,027,835
Sweden	9,237,127	150,574,070	—	159,811,197
Switzerland	65,179,238	293,890,945	—	359,070,183
United Kingdom	361,687,647	666,324,005	—	1,028,011,652
United States	136	—	—	136
Rights/Warrants
Australia	—	38,938	—	38,938
Belgium	1,151	1,209	—	2,360
France	4,603	—	—	4,603
Greece	5,294	—	—	5,294
Hong Kong	893	61	—	954
Italy	894,561	—	—	894,561
Japan	—	—	—	—
Singapore	192,824	—	—	192,824
United Kingdom	—	1,611	—	1,611
Temporary Cash Investments	—	22,216,000	—	22,216,000
Securities Lending Collateral	—	814,701,217	—	814,701,217

TOTAL	$1,446,311,305	$4,811,091,942	—	$6,257,403,247

See accompanying Notes to Schedules of Investments.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

January 31, 2011

(Unaudited)

INTERNATIONAL SMALL COMPANY PORTFOLIO

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$2,123,944,171
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		1,259,267,349
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,066,510,546
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		835,907,181
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		795,728,550

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $5,110,339,588)		$6,081,357,797

	Face Amount (000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/11 (Collateralized by $10,845,000 FNMA 2.24%, 07/06/15, valued at $11,129,681) to be repurchased at $10,963,058 (Cost $10,963,000)	$10,963	10,963,000

TOTAL INVESTMENTS - (100.0%) (Cost $5,121,302,588)##		$6,092,320,797

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$6,081,357,797	—	—	$6,081,357,797
Temporary Cash Investments	—	$10,963,000	—	10,963,000

TOTAL	$6,081,357,797	$10,963,000	—	$6,092,320,797

See accompanying Notes to Schedules of Investments.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

CONTINUED

JAPANESE SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$134,947,632

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $194,244,120)##	$134,947,632

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$134,947,632	—	—	$134,947,632

ASIA PACIFIC SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$144,049,583

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $112,983,571)##	$144,049,583

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$144,049,583	—	—	$144,049,583

See accompanying Notes to Schedules of Investments.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

January 31, 2011

(Unaudited)

UNITED KINGDOM SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$35,462,495

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $30,296,058)##	$35,462,495

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$35,462,495	—	—	$35,462,495

CONTINENTAL SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$139,124,825

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $112,677,420)##	$139,124,825

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$139,124,825	—	—	$139,124,825

See accompanying Notes to Schedules of Investments.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value††
COMMON STOCKS — (85.7%)
AUSTRALIA — (22.1%)
Abacus Property Group	1,249,266	$2,780,989
#Ale Property Group	527,695	970,193
Ardent Leisure Group	1,013,856	1,092,916
Aspen Group	2,811,103	1,326,172
Australian Education Trust	281,742	235,795
Bunnings Warehouse Property Trust	1,361,164	2,414,466
Carindale Property Trust NL	82,078	347,937
CFS Retail Property Trust	8,184,538	14,793,493
Challenger Diversified Property Group	2,276,463	1,065,854
Challenger Wine Trust	24,925	5,800
#Charter Hall Group	771,466	1,741,591
Charter Hall Office REIT	2,029,254	6,340,296
Charter Hall Retail REIT	1,232,300	3,782,713
Commonwealth Property Office Fund	8,300,733	7,205,599
Cromwell Group NL	700,216	515,706
Dexus Property Group	20,177,249	16,741,742
*EDT Retail Trust	3,466,090	241,453
*Galileo Japan Trust	13,923	23,310
GEO Property Group	365,904	74,970
Goodman Group	25,636,283	17,038,898
GPT Group (6365866)	7,597,546	22,414,712
*GPT Group (B3WX9L1)	38,018,670	—
Growthpoint Properties Australia NL	44,714	87,080
#ING Industrial Fund	9,728,673	5,151,304
#ING Office Fund	11,534,168	6,922,217
*Mirvac Industrial Trust	826,524	23,027
*Prime Retirement & Aged Care Property Trust	116,309	5,564
Real Estate Capital Partners USA Property Trust	257,065	17,118
*Rubicon Europe Trust Group REIT	505,643	2,519
Stockland Trust Group	9,859,376	35,430,269
#*Tishman Speyer Office Fund	1,359,035	706,774
*Trafalgar Corporate Group, Ltd.	43,870	50,729
*Trinity Group	500,397	49,255
#*Valad Property Group	488,291	570,515
Westfield Group	6,918,263	68,089,209
*Westfield Retail Trust	8,466,269	22,358,253

TOTAL AUSTRALIA		240,618,438

BELGIUM — (1.6%)
#Aedifica NV	13,715	781,638
Befimmo SCA	58,642	4,853,402
Cofinimmo SA	50,069	6,806,031
#Intervest Offices NV	24,927	795,805
Leasinvest Real Estate SCA	4,799	429,276
Retail Estates NV	7,129	463,117
#Warehouses De Pauw SCA	43,725	2,318,768
#Wereldhave Belgium NV	5,681	546,097

TOTAL BELGIUM		16,994,134

CANADA — (5.9%)
#Allied Properties REIT	82,973	1,786,486
#Artis REIT	131,049	1,747,145
#Boardwalk REIT	101,266	4,447,674
#Calloway REIT	202,454	4,803,822
#Canadian Apartment Properties REIT	143,782	2,507,049
#Canadian REIT	141,893	4,534,454
#Chartwell Seniors Housing REIT	447,579	3,683,079
#Cominar REIT	119,044	2,553,618

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
#Crombie REIT	58,320	$746,654
#Dundee REIT	84,163	2,545,020
#Extendicare REIT	249,031	2,472,031
#H&R REIT	501,646	10,329,995
#Huntingdon REIT	26,138	174,888
#*InnVest REIT	278,082	1,902,294
Interrent REIT	13,900	20,544
*Lanesborough REIT	29,600	17,736
#Morguard REIT	101,700	1,487,896
#*Northern Property REIT	46,800	1,312,840
#Primaris Retail REIT	144,622	2,917,426
Retrocom Mid-Market REIT	30,400	176,082
#Riocan REIT	543,722	12,602,774
#Whiterock REIT	77,781	1,120,867

TOTAL CANADA		63,890,374

CHINA — (0.1%)
GZI REIT	2,561,000	1,427,691
RREEF China Commercial Trust	1,392,000	44,635

TOTAL CHINA		1,472,326

FRANCE — (12.6%)
Acanthe Developpement SA	165,602	284,112
#Affine SA	18,702	468,748
#ANF SA	40,798	1,758,353
CeGeREAL SA	14,439	452,116
Fonciere des Regions SA	111,672	11,236,541
Gecina SA	90,375	10,794,849
Icade SA	93,777	10,171,111
#Klepierre SA	427,257	15,545,086
Mercialys SA	121,463	4,642,045
Societe de la Tour Eiffel SA	25,236	2,082,167
Societe Immobiliere de Location pour l’Industrie et le Commerce SA	60,179	8,127,411
#Unibail-Rodamco SE	373,243	71,258,805

TOTAL FRANCE		136,821,344

GERMANY — (0.2%)
Alstria Office REIT AG	102,211	1,457,280
#Hamborner REIT AG	32,049	345,036

TOTAL GERMANY		1,802,316

GREECE — (0.0%)
Eurobank Properties Real Estate Investment Co. S.A.	41,994	362,580

HONG KONG — (3.5%)
#Champion REIT	10,070,713	6,081,358
Link REIT (The)	8,837,639	27,791,948
#Prosperity REIT	4,931,000	1,191,012
Regal REIT	4,129,000	1,288,368
#Sunlight REIT	4,109,000	1,287,940

TOTAL HONG KONG		37,640,626

ISRAEL — (0.0%)
Reit 1, Ltd.	96,023	193,178

ITALY — (0.1%)
*Beni Stabili SpA	694,482	645,757
Immobiliare Grande Distribuzione SpA	488,795	1,031,633

TOTAL ITALY		1,677,390

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (14.7%)
*Advance Residence Investment Corp.	3,777	$7,950,862
BLife Investment Corp.	292	2,156,806
#Daiwa Office Investment Corp.	1,046	3,614,289
FC Residential Investment	50	150,989
#Frontier Real Estate Investment Corp.	718	6,637,467
Fukuoka REIT Corp.	371	2,793,052
#Global One Real Estate Investment Co.	372	3,471,744
Hankyu REIT, Inc.	329	1,662,455
Heiwa Real Estate REIT, Inc.	1,733	1,131,837
Industrial & Infrastructure Fund Investment Corp.	178	855,346
#Invincible Investment Corp.	1,381	201,714
#Japan Excellent, Inc.	520	3,180,175
Japan Hotel and Resort, Inc.	329	1,024,272
#Japan Logistics Fund, Inc.	592	5,672,037
Japan Office Investment Corp.	542	684,323
#Japan Prime Realty Investment Corp.	2,770	7,432,656
#Japan Real Estate Investment Corp.	2,066	20,695,538
Japan Rental Housing Investment, Inc.	1,837	794,219
Japan Retail Fund Investment	6,116	11,236,500
Kenedix Realty Investment Corp.	946	4,377,589
MID REIT, Inc.	652	1,719,357
#Mori Hills REIT Investment Corp.	586	2,006,876
#MORI TRUST Sogo REIT, Inc.	688	7,172,854
#Nippon Accommodations Fund, Inc.	540	4,038,906
#Nippon Building Fund, Inc.	2,107	22,106,986
Nippon Hotel Fund Investment Corp.	143	454,224
Nomura Real Estate Office Fund, Inc.	1,135	8,079,025
Nomura Real Estate Residential Fund, Inc.	456	2,650,266
Orix Jreit, Inc.	1,030	6,393,969
#Premier Investment Co.	543	2,587,432
#Sekisui House SI Investment Co., Ltd.	335	1,542,958
#TOKYU REIT, Inc.	603	4,201,017
Top REIT, Inc.	565	3,570,415
#United Urban Investment Corp.	5,375	7,330,556

TOTAL JAPAN		159,578,711

MALAYSIA — (0.1%)
Al-’Aqar KPJ REIT Berhad	53,800	19,524
Al-Hadharah Boustead REIT Berhad	183,400	88,464
Amanahraya REIT Berhad	17,600	5,403
AmFirst REIT Berhad	234,700	90,728
Axis REIT Berhad	430,100	337,278
Hektar REIT Berhad	29,500	12,547
Quill Capita Trust Berhad	11,600	4,287
Starhill REIT Berhad	955,300	276,489

TOTAL MALAYSIA		834,720

NETHERLANDS — (3.6%)
Corio NV	237,525	15,513,870
Eurocommercial Properties NV	123,271	5,602,262
Nieuwe Steen Investments NV	145,138	2,920,833
Vastned Offices/Industrial NV	84,229	1,477,078
#VastNed Retail NV	72,402	5,173,293
#Wereldhave NV	89,009	8,690,860

TOTAL NETHERLANDS		39,378,196

NEW ZEALAND — (0.8%)
AMP NZ Office Trust	3,117,520	1,876,985
Argosy Property Trust	1,738,786	980,762
#Goodman Property Trust	3,079,500	2,211,812

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††
NEW ZEALAND — (Continued)
Kiwi Income Property Trust	3,677,382	$2,862,617
Property for Industry, Ltd.	449,734	405,024
Vital Healthcare Property Trust	504,476	412,086

TOTAL NEW ZEALAND		8,749,286

SINGAPORE — (6.2%)
Ascendas India Trust	1,620,000	1,248,892
Ascendas REIT	6,388,000	10,490,011
Ascott Residence Trust	2,146,000	2,002,889
Cambridge Industrial Trust	3,147,807	1,282,549
#CapitaCommercial Trust	7,973,000	8,958,385
CapitaMall Trust	9,344,300	13,949,236
Capitaretail China Trust	1,546,000	1,526,085
Cdl Hospitality Trusts	2,377,000	3,917,218
First REIT	877,000	518,716
#Frasers Centrepoint Trust	1,752,000	2,077,088
#Frasers Commercial Trust	5,171,000	690,887
#K-REIT Asia	1,322,000	1,440,667
Lippo-Mapletree Indonesia Retail Trust	2,086,000	906,686
Macarthurcook Industrial REIT	1,028,000	168,908
#Mapletree Logistics Trust	5,604,430	4,105,629
Parkway Life REIT	1,381,000	1,937,563
Saizen REIT	124,000	16,494
#Starhill Global REIT	6,392,000	3,204,005
#Suntec REIT	7,128,000	8,665,327

TOTAL SINGAPORE		67,107,235

SOUTH AFRICA — (1.2%)
#Capital Property Fund	1,417,528	1,590,455
Emira Property Fund	1,189,597	2,247,359
Fountainhead Property Trust	4,059,602	3,694,598
SA Corporate Real Estate Fund	8,522,632	3,644,510
Sycom Property Fund	548,188	1,490,512

TOTAL SOUTH AFRICA		12,667,434

TAIWAN — (0.5%)
Cathay No.1 REIT	5,048,000	2,082,514
Cathay No.2 REIT	2,405,000	923,476
Fubon No.1 REIT	114,000	47,994
Fubon No.2 REIT	2,297,000	867,225
Gallop No.1 REIT	141,000	44,511
Shin Kong No.1 REIT	2,515,000	878,036
Trident REIT	439,000	187,459

TOTAL TAIWAN		5,031,215

TURKEY — (0.2%)
*Alarko Gayrimenkul Yatirim Ortakligi A.S.	15,997	171,477
Is Gayrimenkul Yatirim Ortakligi A.S.	974,033	1,101,836
*Sinpas Gayrimenkul Yatirim Ortakligi A.S.	779,890	1,050,948

TOTAL TURKEY		2,324,261

UNITED KINGDOM — (12.3%)
A & J Mucklow Group P.L.C.	243,760	1,105,560
Big Yellow Group P.L.C.	435,712	2,297,922
British Land Co. P.L.C.	3,468,090	28,765,329
Capital Shopping Centres Group P.L.C.	2,010,281	11,831,448
Derwent London P.L.C.	424,026	10,643,946
Great Portland Estates P.L.C.	1,205,759	6,955,184
Hammerson P.L.C.	2,892,433	19,885,419
*Hansteen Holdings P.L.C.	16,678	21,242

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Land Securities Group P.L.C.	2,811,278	$30,373,909
McKay Securities P.L.C.	301,723	551,527
Primary Health Properties P.L.C.	311,237	1,620,905
Segro P.L.C.	2,834,726	13,535,714
Shaftesbury P.L.C.	817,399	5,733,767
Town Centre Securities P.L.C.	65	172
Workspace Group P.L.C.	1,826,593	743,076

TOTAL UNITED KINGDOM		134,065,120

TOTAL COMMON STOCKS		931,208,884

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/11 (Collateralized by $6,495,000 FNMA 2.24%, 07/06/15, valued at $6,665,494) to be repurchased at $6,566,035	$6,566	6,566,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.7%)
§@DFA Short Term Investment Fund	147,994,105	147,994,105
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $123,075,187 FNMA 7.000%, 10/01/38, valued at $748,104) to be repurchased at $733,439	$733	733,435

TOTAL SECURITIES LENDING COLLATERAL		148,727,540

TOTAL INVESTMENTS — (100.0%) (Cost $1,101,725,710)##		$1,086,502,424

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$22,381,563	$218,236,875	—	$240,618,438
Belgium	—	16,994,134	—	16,994,134
Canada	63,890,374	—	—	63,890,374
China	—	1,472,326	—	1,472,326
France	—	136,821,344	—	136,821,344
Germany	—	1,802,316	—	1,802,316
Greece	—	362,580	—	362,580
Hong Kong	—	37,640,626	—	37,640,626
Israel	—	193,178	—	193,178
Italy	—	1,677,390	—	1,677,390
Japan	—	159,578,711	—	159,578,711
Malaysia	—	834,720	—	834,720
Netherlands	—	39,378,196	—	39,378,196
New Zealand	—	8,749,286	—	8,749,286
Singapore	—	67,107,235	—	67,107,235
South Africa	—	12,667,434	—	12,667,434
Taiwan	—	5,031,215	—	5,031,215
Turkey	—	2,324,261	—	2,324,261
United Kingdom	—	134,065,120	—	134,065,120
Temporary Cash Investments	—	6,566,000	—	6,566,000
Securities Lending Collateral	—	148,727,540	—	148,727,540

TOTAL	$86,271,937	$1,000,230,487	—	$1,086,502,424

See accompanying Notes to Schedule of Investments.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	17,499,943	$390,598,718
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	57,338,909	288,988,101

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $518,556,077)		679,586,819

TEMPORARY CASH INVESTMENTS — (0.2%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	1,334,097	1,334,097

TOTAL INVESTMENTS - (100.0%) (Cost $519,890,174)##		$680,920,916

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$679,586,819	—	—	$679,586,819
Temporary Cash Investments	1,334,097	—	—	1,334,097

TOTAL	$680,920,916	—	—	$680,920,916

See accompanying Notes to Schedule of Investments.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value††
COMMON STOCKS — (92.6%)
AUSTRALIA — (6.7%)
#*Aditya Birla Minerals, Ltd.	2,155,521	$2,675,443
#*AED Oil, Ltd.	1,082,355	464,959
*AJ Lucas Group, Ltd.	499,494	1,241,161
#Alesco Corp., Ltd.	1,965,343	6,439,370
*Altium, Ltd.	31,538	5,451
#*Amadeus Energy, Ltd.	2,273,362	498,415
Amalgamated Holdings, Ltd.	1,950,984	11,954,503
Amcom Telecommunications, Ltd.	5,033,436	1,577,277
#AP Eagers, Ltd.	103,506	1,290,448
#APN News & Media, Ltd.	5,092,277	8,802,859
Ariadne Australia, Ltd.	355,965	102,255
Ausdrill, Ltd.	3,150,987	9,182,778
#*Ausenco, Ltd.	46,462	151,366
Austal, Ltd.	535,959	1,648,328
#Austereo Group, Ltd.	6,361,682	13,285,199
#*Australian Agricultural Co., Ltd.	5,659,228	8,590,607
Australian Pharmaceutical Industries, Ltd.	2,649,751	1,128,440
*Australian Worldwide Exploration, Ltd.	9,150,390	16,275,314
Automotive Holdings Group NL	408,215	1,023,015
AVJennings, Ltd.	28,651	13,980
#Bank of Queensland, Ltd.	501,354	4,948,422
#*Bannerman Resources, Ltd.	184,985	139,885
*Bauxite Resources, Ltd.	370,659	98,485
Beach Petroleum, Ltd.	19,831,464	15,645,483
Bendigo Mining, Ltd.	3,591,816	645,317
*Blackthorn Resources, Ltd.	12,280	5,931
Boart Longyear Group NL	153,028	665,374
*Boom Logistics, Ltd.	3,920,671	1,641,735
*Bravura Solutions, Ltd.	117,759	23,455
Breville Group, Ltd.	2,276,965	7,151,877
#Brickworks, Ltd.	359,678	4,048,913
BSA, Ltd.	1,592,283	476,874
Calliden Group, Ltd.	4,166,068	995,342
#Cape Lambert Iron Ore, Ltd.	4,965,977	3,028,733
*Capral, Ltd.	84,588	14,441
*Carrick Gold, Ltd.	8,426	4,883
*CDS Technologies, Ltd.	15,209	—
Challenger Financial Services Group, Ltd.	3,296,827	15,108,892
Chandler Macleod Group, Ltd.	8,917	3,784
*ChemGenex Pharmaceuticals, Ltd.	35,130	17,536
*Circadian Technologies, Ltd.	136,626	89,020
#*Citigold Corp., Ltd.	10,684,210	1,174,162
Clough, Ltd.	1,474,658	1,099,657
#*Coal of Africa, Ltd.	1,079,064	1,801,291
Coffey International, Ltd.	99,919	100,565
Collection House, Ltd.	24,344	16,545
#*Cooper Energy, Ltd.	1,982,356	768,648
#Coventry Group, Ltd.	578,498	1,038,319
#Crane Group, Ltd.	1,955,796	19,484,756
Credit Corp. Group, Ltd.	31,826	135,931
*Customers, Ltd.	4,064	7,247
*Deep Yellow, Ltd.	3,058,161	992,123
#Devine, Ltd.	5,905,983	1,619,938
DKN Financial Group, Ltd.	3,703	2,344
Downer EDI, Ltd.	2,338,607	8,995,058
#*Elders, Ltd.	9,301,839	4,648,072
Emeco Holdings, Ltd.	9,555,082	10,488,520
*Energy World Corp., Ltd.	152,112	72,019

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*eServGlobal, Ltd.	319,194	$204,791
#FKP Property Group, Ltd.	15,498,939	12,308,920
*Forest Enterprises Australia, Ltd.	10,714,725	480,500
*Funtastic, Ltd.	514,138	97,233
Gazal Corp., Ltd.	94,845	200,378
*Geodynamics, Ltd.	1,270,127	431,041
Goodman Fielder, Ltd.	23,985,989	30,156,438
Graincorp, Ltd. Series A	2,782,039	20,918,454
*Gujarat NRE Coking Coal, Ltd.	250	209
*Gunns, Ltd.	15,479,938	8,935,804
GWA Group, Ltd.	1,245,141	4,037,647
Hastie Group, Ltd.	3,372,689	3,448,044
*Heron Resources, Ltd.	673,833	141,909
#*HFA Holdings, Ltd.	1,205,740	373,624
HGL, Ltd.	553,377	784,249
*Hillgrove Resources, Ltd.	4,118,639	1,203,480
#Hills Holdings, Ltd.	712,941	1,323,409
*Hudson Investment Group, Ltd.	297,500	28,906
*Hutchison Telecommunications Australia, Ltd.	93,522	9,325
IDT Australia, Ltd.	33,786	21,110
iiNet, Ltd.	392,052	1,042,298
*Iluka Resources, Ltd.	5,468,984	46,480,376
*Imdex, Ltd.	657,192	1,254,771
Infigen Energy, Ltd.	3,422,671	1,697,018
*International Ferro Metals, Ltd.	514,616	175,586
IOOF Holdings, Ltd.	1,484,912	11,615,404
#*iSOFT Group, Ltd.	11,081,361	773,825
Jetset Travelworld, Ltd.	2,910	2,918
K&S Corp., Ltd.	128,280	289,121
*Kagara, Ltd.	3,912,408	3,011,147
*Lednium, Ltd.	438,495	34,959
Lemarne Corp., Ltd.	90,841	362,243
*Leyshon Resources, Ltd.	16,205	5,668
MacMahon Holdings, Ltd.	8,605,562	4,642,034
Macquarie Telecom Group, Ltd.	30,330	299,918
Maryborough Sugar Factory, Ltd.	36,494	122,636
MaxiTRANS Industries, Ltd.	4,618,799	1,217,442
McPherson’s, Ltd.	1,299,269	4,097,065
#*MEO Australia, Ltd.	1,536,446	329,873
*Mercury Mobility, Ltd.	631,438	30,614
#*Metals X, Ltd.	124,035	39,355
*Metgasco, Ltd.	437,852	185,745
#*Minara Resources, Ltd.	11,153,188	10,152,045
*Mineral Deposits, Ltd.	466,318	2,231,654
#*Molopo Energy, Ltd.	622,068	644,052
#*Moly Mines, Ltd.	253,230	312,823
*Namoi Cotton Cooperative, Ltd.	801,979	375,435
National Can Industries, Ltd.	18,850	24,327
#*Neptune Marine Services, Ltd.	1,121,797	107,321
*Nexbis, Ltd.	71,633	6,554
*Nexus Energy, Ltd.	290,246	133,451
*Norton Gold Fields, Ltd.	21,200	3,579
#*Nufarm, Ltd.	1,227,042	6,402,307
Oaks Hotels & Resorts, Ltd.	77,312	21,228
*Otto Energy, Ltd.	1,767,430	172,729
*Pacific Brands, Ltd.	29,002,108	30,074,524
*Paperlinx, Ltd.	12,886,570	5,800,069
*Payce Consolidated, Ltd.	179,001	281,846
*Petsec Energy, Ltd.	643,705	108,754
Photon Group, Ltd.	9,592,300	823,255
*Plantcorp NL	14,403	—

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
PMP, Ltd.	7,058,639	$6,366,051
PPK Group, Ltd.	608,709	211,396
#Premier Investments, Ltd.	1,248,634	7,677,624
#Primary Health Care, Ltd.	9,763,542	35,999,436
Prime Media Group, Ltd.	2,870,888	1,867,763
#*PrimeAg Australia, Ltd.	681,302	978,345
Probiotec, Ltd.	4,580	2,920
Programmed Maintenance Service, Ltd.	1,417,654	2,366,162
RCR Tomlinson, Ltd.	126,222	178,469
#Regional Express Holdings, Ltd.	21,861	24,302
*Resolute Mining, Ltd.	1,161,565	1,526,438
#*Resource Generation, Ltd.	615,492	361,247
*RHG, Ltd.	1,302,856	1,314,362
#Ridley Corp., Ltd.	8,503,414	10,778,661
*Roc Oil Co., Ltd.	8,852,937	3,408,782
Ruralco Holdings, Ltd.	5,076	14,276
Select Harvests, Ltd.	3,180	10,537
*Service Stream, Ltd.	1,871,289	1,210,901
Seven Group Holdings, Ltd.	1,749,725	15,734,327
*Sigma Pharmaceuticals, Ltd.	13,168,932	5,876,590
*Skilled Group, Ltd.	535,898	1,056,219
Southern Cross Media Group, Ltd.	5,004,619	9,561,442
Spotless Group, Ltd.	1,679,391	3,766,129
#*St. Barbara, Ltd.	109,974	205,312
Straits Resources, Ltd.	3,677,497	8,316,003
*Strike Resources, Ltd.	278,159	115,644
STW Communications Group, Ltd.	4,277,880	4,811,090
*Sunland Group, Ltd.	5,108,129	3,973,026
#*Swick Mining Services, Ltd.	291,957	121,327
#*Tap Oil, Ltd.	4,722,852	3,675,625
Tassal Group, Ltd.	1,344,860	2,387,251
#*Teranga Gold Corp.	1,338,877	3,655,874
*Terramin Australia, Ltd.	58,713	25,559
TFS Corp., Ltd.	37,289	38,368
*Thakral Holdings Group, Ltd.	11,336,632	5,555,728
#*Toro Energy, Ltd.	2,863,179	401,984
Tower Australia Group, Ltd.	5,409,145	21,152,627
#*Transpacific Industries Group, Ltd.	5,760,097	7,667,600
*Troy Resources NL	39,622	137,350
#Trust Co., Ltd. (The)	31,942	211,441
#*UXC, Ltd.	5,226,590	2,549,884
#*VDM Group, Ltd.	571,638	170,241
#*Village Roadshow, Ltd.	3,194,788	9,468,513
#*Virgin Blue Holdings, Ltd.	39,758,934	15,699,668
#Watpac, Ltd.	444,673	739,864
*WDS, Ltd.	150,069	92,359
*Webster, Ltd.	413,609	222,833
*WestSide Corp., Ltd.	2,415	894
#WHK Group, Ltd.	2,493,714	2,605,365
Wide Bay Australia, Ltd.	2,971	30,801

TOTAL AUSTRALIA		618,366,795

AUSTRIA — (1.0%)
#Agrana Beteiligungs AG	90,761	9,440,465
Allgemeine Sparkasse Baugesellschaft AG	120	20,127
#*A-TEC Industries AG	202,339	714,751
*Austriamicrosystems AG	26,387	1,314,853
#Flughafen Wien AG	165,182	10,861,189
*Frauenthal Holding AG	13,080	194,482
Lenzing AG	23,401	2,508,813
Linz Textil Holding AG	212	122,708

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRIA — (Continued)
Mayr-Melnhof Karton AG	102,311	$12,138,390
Oberbank AG	39,030	2,398,113
Strabag SE	266,058	7,716,740
Uniqa Versicherungen AG	85,203	1,768,301
#*Wienerberger AG	2,057,496	42,541,301
Wolford AG	29,945	945,169
Zumtobel AG	74,240	2,163,429

TOTAL AUSTRIA		94,848,831

BELGIUM — (1.0%)
Ackermans & van Haaren NV	103,933	8,919,489
*Agfa-Gevaert NV	2,563,194	11,395,895
Banque Nationale de Belgique SA	4,001	18,473,561
*Barco NV	25,592	1,784,080
Bekaert SA	31,201	3,122,777
Compagnie d’Entreprises SA	21,599	1,597,586
Compagnie Immobiliere de Belgique SA	44,570	1,881,680
Compagnie Maritime Belge SA	3,216	100,490
#*Deceuninck NV	47,771	126,236
D’Ieteren SA	335,564	20,040,885
#Euronav SA	182,939	3,105,125
Floridienne SA	1,844	353,456
Gimv NV	11,863	630,143
*Hansen Transmissions International NV	453,819	407,265
Jensen-Group NV	45,325	657,325
#*Option NV	228,240	189,856
*Papeteries Catala SA	450	33,979
*RealDolmen NV	3,466	76,168
Recticel SA	398,879	4,025,480
*Roularta Media Group NV	5,369	192,662
*SAPEC SA	8,276	566,364
Sioen Industries NV	88,653	869,477
*Spector Photo Group SA	24,258	21,267
*Systemat-Datarelay SA	84,632	619,608
Tessenderlo Chemie NV	491,195	17,569,582
VPK Packaging Group SA	725	28,916
*Zenitel VVPR	15,987	8,138

TOTAL BELGIUM		96,797,490

CANADA — (12.0%)
*20-20 Technologies, Inc.	7,700	26,529
Aastra Technologies, Ltd.	50,451	1,125,556
*Aberdeen International, Inc.	58,766	42,254
*Advantage Oil & Gas, Ltd.	4,505,065	33,427,506
Aecon Group, Inc.	669,989	6,597,185
#AGF Management, Ltd. Class B	346,084	6,442,309
*Ainsworth Lumber Co., Ltd.	13,093	45,110
#*Air Canada	514,480	1,633,841
#*Air Canada Class B	183,177	581,718
Akita Drilling, Ltd.	7,500	71,528
*Alexis Minerals Corp.	1,417,658	226,519
*Algoma Central Corp.	24,238	2,281,352
#Algonquin Power & Utilities Corp.	1,853,777	9,034,236
*Alter NRG Corp.	13,953	19,508
*Altius Minerals Corp.	33,641	452,533
*Amerigo Resources, Ltd.	1,896,527	2,367,463
*Anderson Energy, Ltd.	3,156,617	3,719,786
#Andrew Peller, Ltd.	19,200	168,157
*Antrim Energy, Inc.	1,980,391	2,234,825
#*Anvil Mining, Ltd.	3,324,604	19,323,109
*Armtec Infrastructure, Inc.	2,900	50,073

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Atna Resource, Ltd.	79,567	$46,881
*Atrium Innovations, Inc.	45,439	747,825
*ATS Automation Tooling System, Inc.	2,434,646	17,919,150
*AutoCanada, Inc.	700	3,279
*AXIA NetMedia Corp.	23,749	41,505
#*Baffinland Iron Mines Corp.	5,025,695	7,528,379
*Baja Mining Corp.	1,326,408	1,390,851
#*Ballard Power Systems, Inc.	2,207,770	3,637,909
*Bellatrix Exploration, Ltd.	2,034,477	10,300,892
*Boralex, Inc. Class A	671,137	6,213,052
*Brampton Brick, Ltd. Class A	9,900	59,320
*Breakwater Resources, Ltd.	1,905,337	11,169,250
*Canadian Helicopters Group, Inc.	300	4,973
Canam Group, Inc. Class A	939,446	6,661,074
*Candente Gold Corp.	15,673	13,930
#*Canfor Corp.	2,910,053	35,425,721
*Cangene Corp.	34,793	101,459
*Cardero Resource Corp.	433,936	771,365
Cascades, Inc.	2,336,123	16,937,388
*Catalyst Paper Corp.	8,529,525	3,918,292
CCL Industries, Inc. Class B	255,229	8,418,848
*CE Franklin, Ltd.	800	6,192
*Celestica, Inc.	4,421,197	43,578,384
*Cequence Energy, Ltd.	317,997	854,259
#*CIC Energy Corp.	43,983	301,756
#*Cinch Energy Corp.	960,583	1,026,438
*Clarke, Inc.	411,711	1,796,751
#Cogeco Cable, Inc.	63,800	2,719,313
#*COM DEV International, Ltd.	289,335	664,573
#*Compton Petroleum Corp.	3,399,649	1,493,829
#*Connacher Oil & Gas, Ltd.	9,529,987	13,704,680
*Cott Corp.	152,366	1,218,806
#*Crocotta Energy, Inc.	107,195	254,780
*Crowflight Minerals, Inc.	318,172	19,065
*Crystallex International Corp.	311,390	80,852
*Cyberplex, Inc.	50,134	9,513
Dalsa Corp.	208,255	3,795,530
*Delphi Energy Corp.	2,095,115	4,289,195
#*Denison Mines Corp.	5,954,773	22,300,293
*DHX Media, Ltd.	11,600	11,005
Dorel Industries, Inc. Class B	842,000	27,538,323
#*Dundee Precious Metals, Inc.	1,838,734	14,322,789
#*Eastern Platinum, Ltd.	4,775,136	7,629,917
E-L Financial Corp., Ltd.	787	381,180
#*Endeavour Mining Corp.	1,431,986	4,075,658
Ensign Energy Services, Inc.	532,474	8,619,767
*Epsilon Energy, Ltd.	292,967	1,018,151
*Equal Energy, Ltd.	31,712	202,366
Equitable Group, Inc.	42,936	1,200,587
*Essential Energy Services, Ltd.	564,857	1,291,779
Exco Technologies, Ltd.	52,600	204,863
*EXFO, Inc.	45,688	452,614
*Fairborne Energy, Ltd.	2,450,082	11,377,522
#*Fibrek, Inc.	18,782	24,759
#*First Uranium Corp.	1,080,138	1,067,895
*Flint Energy Services, Ltd.	878,426	16,141,248
#*Formation Capital Corp.	195,472	419,698
#*Fortune Minerals, Ltd.	25,051	40,028
#Forzani Group, Ltd. Class A	399,300	7,696,100
*Galleon Energy, Inc. Class A	2,339,926	9,791,072
*Gammon Gold, Inc.	342,095	2,575,919

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Genesis Land Development Corp.	6,854	$23,409
Gennum Corp.	61,392	472,694
*Genworth MI Canada, Inc.	2,220	58,418
*Glacier Media, Inc.	15,600	38,947
#*GLV, Inc.	47,352	366,483
*Gold Wheaton Gold Corp.	733,477	3,435,369
#*Great Canadian Gaming Corp.	89,134	650,691
#Groupe Aeroplan, Inc.	3,926,331	53,718,215
Guardian Capital Group, Ltd.	11,010	99,616
*Hanfeng Evergreen, Inc.	294,511	1,682,332
*Harry Winston Diamond Corp.	1,070,864	11,581,822
*Hemisphere GPS, Inc.	819,085	1,104,274
*Heroux-Devtek, Inc.	366,525	2,481,689
High Liner Foods, Inc.	822	13,545
*High River Gold Mines, Ltd.	69,658	88,346
*Horizon North Logistics, Inc.	93,783	343,720
#HudBay Minerals, Inc.	2,401,079	39,756,219
*IBI Group, Inc.	3,192	45,138
*Insignia Energy, Ltd.	122,324	238,210
#*Intermap Technologies, Ltd.	16,600	10,941
*International Forest Products, Ltd. Class A	912,511	5,321,880
*Intertape Polymer Group, Inc.	786,501	911,111
*Ivernia, Inc.	821,176	299,325
*Jaguar Mining, Inc.	48,074	286,135
*Katanga Mining, Ltd.	545,838	768,594
#*Kingsway Financial Services, Inc.	1,236,977	1,605,902
*Lake Shore Gold Corp.	88,719	327,818
*Laramide Resources, Ltd.	254,157	609,154
#Laurentian Bank of Canada	707,853	37,536,320
Linamar Corp.	967,916	20,414,826
*MagIndustries Corp.	2,288,957	617,185
Manitoba Telecom Services, Inc.	34,869	1,074,955
Maple Leaf Foods, Inc.	446,890	5,109,992
*March Networks Corp.	49,510	197,773
*Martinrea International, Inc.	1,283,951	13,168,399
*Maxim Power Corp.	3,832	10,715
*MDS, Inc.	1,486,161	16,993,602
#*Mega Uranium, Ltd.	2,889,432	2,798,970
*MGM Energy Corp.	118,477	27,805
*Migao Corp.	825,297	6,700,619
*Miranda Technologies, Inc.	74,967	486,629
Mullen Group, Ltd.	1,150,663	22,637,500
*Nautilus Minerals, Inc.	183,020	573,908
*New Gold, Inc.	5,175,258	41,449,612
Newalta Corp.	805,345	10,198,007
*Northgate Minerals Corp.	896,985	2,293,186
#Nuvista Energy, Ltd.	1,615,700	15,263,916
#*OceanaGold Corp.	2,358,172	6,075,881
*Open Range Energy Corp.	326,166	895,747
#*OPTI Canada, Inc.	7,287,156	5,021,359
#*Orleans Energy, Ltd.	2,004,874	5,025,449
*Orvana Minerals Corp.	650,692	2,163,883
#*Pace Oil & Gas, Ltd.	183,180	1,620,787
*Patheon, Inc.	18,477	43,362
*Petrobank Energy & Resources, Ltd.	180,607	4,238,542
#*Petrolifera Petroleum, Ltd.	1,161,016	1,275,396
*Phoscan Chemical Corp.	2,336,052	1,726,348
#*Platmin, Ltd.	84,676	69,341
*Polaris Miner Corp.	78,947	94,609
*Precision Drilling Corp.	1,814,346	19,061,187
#Progress Energy Resources Corp.	1,009,557	13,731,629

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*ProspEx Resources, Ltd.	751,766	$1,351,354
*Pulse Seismic, Inc.	989,601	2,095,126
*QLT, Inc.	1,077,170	7,551,539
*Quadra FNX Mining, Ltd.	83,090	1,120,203
*Questerre Energy Corp.	100,144	149,013
#*Ram Power Corp.	790,297	1,546,894
*Richmont Mines, Inc.	3,402	14,711
*Rock Energy, Inc.	37,400	183,013
*RONA, Inc.	3,264,600	45,740,588
Russel Metals, Inc.	83,880	1,959,308
Savanna Energy Services Corp.	1,887,128	13,361,699
Sherritt International Corp.	6,945,583	60,622,555
*Shore Gold, Inc.	3,993,470	3,190,469
*Sierra Wireless, Inc.	846,527	11,962,208
*Softchoice Corp.	1,000	8,668
#*Sonde Resources Corp.	53,648	218,589
#*Sprott Resource Corp.	1,024,637	5,167,441
*Sprott Resource Lending Corp.	3,035,085	5,334,548
*Stornoway Diamond Corp.	1,667,531	965,864
#*Strateco Resources, Inc.	181,059	220,594
*SunOpta, Inc.	27,104	199,758
#*Swisher Hygiene, Inc.	493,969	3,093,010
*Tembec, Inc.	112,175	459,297
*Terra Energy Corp.	170,552	202,683
*Timminco, Ltd.	9,500	5,503
*TLC Vision Corp.	829,259	—
#Torstar Corp. Class B	323,932	4,551,579
Total Energy Services, Inc.	14,742	210,526
#Transcontinental, Inc. Class A	1,380,544	23,478,968
#Trinidad Drilling, Ltd.	2,991,070	21,566,411
*Twin Butte Energy, Ltd.	1,986,547	5,316,768
*UEX Corp.	569,815	1,308,808
Uni-Select, Inc.	3,809	107,459
#Uranium One, Inc.	1,785,509	11,679,317
*Ur-Energy, Inc.	1,154,448	3,746,898
Valener, Inc.	45,415	772,375
*Vector Aerospace Corp.	8,003	81,521
*Vero Energy, Inc.	602,539	3,658,498
*Vitran Corp., Inc.	4,000	55,405
West Fraser Timber Co., Ltd.	702,774	35,414,167
*Westaim Corp.	180,684	110,069
Western Financial Group, Inc.	313,543	1,290,056
#*Western Forest Products, Inc.	39,218	30,157
Westjet Airlines, Ltd.	100,365	1,376,154
Winpak, Ltd.	3,656	43,959
*Xceed Mortgage Corp.	151,275	108,771
*Xtreme Coil Drilling Corp.	53,215	260,402
#*Yukon-Nevada Gold Corp.	735,605	492,191
*ZCL Composite, Inc.	1,500	5,018

TOTAL CANADA		1,102,707,437

DENMARK — (0.7%)
*Aktieselskabet Skjern Bank A.S.	1,960	59,311
#*Alm. Brand A.S.	1,960,010	4,461,251
#*Amagerbanken A.S.	3,151,049	2,039,518
*Andersen & Martini A.S. Series B	1,178	9,277
Arkil Holdings A.S. Series B	920	97,688
Auriga Industries A.S. Series B	99,226	1,642,815
Brodrene Hartmann A.S. Series B	58,265	910,660
*Brondbyernes IF Fodbold A.S. Series B	54,946	242,821
#D/S Norden A.S.	500,911	17,004,433

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
DENMARK — (Continued)
*Dalhoff, Larson & Horneman A.S. Series B	84,940	$512,034
*DFDS A.S.	90,274	7,646,307
*DiBa Bank A.S.	6,024	66,223
*Djursland Bank A.S.	6,785	206,523
#East Asiatic Co., Ltd. A.S.	29,134	891,512
*EBH Bank A.S.	6,993	—
*Fionia Holding A.S.	24,036	—
*Fjordbank Mors A.S.	768	7,899
*GN Store Nord A.S.	39,361	377,014
*GPV Industi A.S.	6,000	33,061
#*Greentech Energy Systems A.S.	575,193	1,787,155
*H&H International A.S. Series B	61,273	743,754
Harboes Bryggeri A.S.	20,406	512,687
Hojgaard Holding A.S. Series B	15,113	472,457
*Jyske Bank A.S.	5,906	265,482
*Lan & Spar Bank A.S.	5,706	284,466
*Max Bank A.S.	2,118	10,172
*Migatronic A.S. Series B	1,248	31,225
*Mons Bank A.S.	1,970	44,494
*Newcap Holding A.S.	224,938	19,619
*Nordjyske Bank A.S.	13,580	279,905
*Norresundby Bank A.S.	5,455	177,822
NTR Holdings A.S.	3,414	26,654
*Ostjydsk Bank A.S.	78	5,254
Per Aarsleff A.S. Series B	32,910	2,631,505
*Salling Bank A.S.	394	23,469
*Sanistal A.S. Series B	4,204	43,274
Schouw & Co. A.S.	289,124	6,610,935
*Sjaelso Gruppen A.S.	217,802	508,835
*SKAKO A.S.	5,042	28,338
*Skandinavian Brake Systems A.S.	1,171	8,669
#*Spar Nord Bank A.S.	22,064	237,008
*Sparbank A.S.	14,025	209,278
*Sparekassen Faaborg A.S.	3,017	410,481
Thrane & Thrane A.S.	1,160	55,176
#*TK Development A.S.	399,875	1,673,623
*TopoTarget A.S.	707,592	425,783
#*Torm A.S.	817,994	5,868,181
*Torm A.S. ADR	7,210	51,624
*Totalbanken A.S.	2,111	39,819
*Vestfyns Bank A.S.	500	51,840
*Vestjysk Bank A.S.	126,983	1,577,382

TOTAL DENMARK		61,324,713

FINLAND — (2.9%)
#Ahlstrom Oyj	38,771	838,039
Alandsbanken AB Series A	5,030	203,052
*Amanda Capital Oyj	190,425	472,936
#Amer Sports Oyj Series A	556,814	7,798,205
#Atria P.L.C.	53,633	645,285
#Cargotec Oyj Series B	81,121	3,789,585
*Componenta Oyj	94,300	775,595
*Cramo Oyj	204,757	5,409,556
Digia P.L.C.	54,838	416,866
*Efore Oyj	128,440	183,077
*Elcoteq SE	305,366	539,064
*Elektrobit Corp. Oyj	11,512	11,374
*Finnair Oyj	861,086	5,896,498
*Finnlines Oyj	614,000	6,639,408
Fiskars Oyj Abp Series A	148,035	3,514,214
*Glaston Oyj Abp	1,513	2,148

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
FINLAND — (Continued)
HKScan Oyj	283,962	$3,032,749
Huhtamaki Oyj	1,851,758	26,851,916
#Kemira Oyj	1,788,727	27,879,660
Kesko Oyj	60,358	2,900,507
Laennen Tehtaat Oyj	60,135	1,468,408
*Lemminkainen Oyj	72,800	2,564,297
#*M-Real Oyj Series B	2,849,213	12,627,511
Neo Industrial Oyj	10,568	114,743
Okmetic Oyj	318,661	2,457,228
#Outokumpu Oyj	2,864,481	53,356,935
PKC Group Oyj	4,306	89,608
Pohjola Bank P.L.C.	3,363,010	44,851,393
#Raisio P.L.C.	1,480,183	5,230,437
#*Rautaruukki Oyj Series K	1,412,365	35,247,128
*Raute Oyj Series A	26,100	405,712
Scanfil Oyj	11,900	50,635
*Stonesoft Oyj	104,817	85,966
*Tecnomen Lifetree Oyj	1,250,943	1,079,314
*Tiimari P.L.C.	39,650	42,502
*Tikkurila Oyj	416,559	9,016,785
*Trainers’ House P.L.C.	95,152	44,277
Trctia Oyj	226,209	262,829
Turkistuottajat Oyj	14,600	290,042
Viking Line Abp	17,162	744,310

TOTAL FINLAND		267,829,794

FRANCE — (5.3%)
*Altamir Amboise SA	2,684	23,854
#*Altran Technologies SA	583,719	2,872,278
Arkema SA	1,028,400	71,516,215
*Atari SA	8,180	33,655
*Atos Origin SA	505,787	28,140,367
Aubay SA	68,462	517,198
*Bonduelle SCA	50,242	4,760,030
Bongrain SA	158,857	13,022,173
Burelle SA	11,385	3,118,945
*Cegedim SA	236	14,827
CEGID Group SA	11,472	337,182
*Cie Generale de Geophysique - Veritas SA	585,184	17,725,442
Ciments Francais SA	36,639	3,256,187
#*Club Mediterranee SA	398,868	9,135,186
Damartex SA	800	25,126
Delachaux SA	13,300	1,145,674
Esso S.A.F.	22,606	3,233,764
#Establissements Maurel et Prom SA	147,232	2,756,047
*Etam Developpement SA	39,119	1,897,918
*Euler Hermes SA	25,187	2,317,306
*Euro Disney SCA	83,051	495,557
Fleury Michon SA	17,956	821,888
*Flo Groupe SA	54,131	355,936
#Fromageries Bel SA	3,875	822,522
*Gascogne SA	20,822	1,152,295
Gaumont SA	22,166	1,357,217
Gevelot SA	4,329	264,297
*GFI Informatique SA	897,652	3,968,994
GIFI SA	4,819	401,994
GL Events SA	4,483	152,371
Groupe Eurotunnel SA	149,125	1,449,014
Groupe Guillin SA	480	45,924
*Groupe Partouche SA	5,188	16,408
Groupe Steria SCA	388,742	11,206,936

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
*Haulotte Group SA	25,220	$395,078
Havas SA	7,563,593	39,587,817
*Idsud SA	2,129	100,868
*Immobiliere et Hoteliere SA	27,700	48,924
*IMS International Metal Service SA	174,174	3,177,512
Korian SA	5,312	125,956
#*Lafuma SA	19,945	386,455
Lisi SA	54,181	4,074,591
Manutan International SA	24,217	1,673,649
Mersen SA	95,311	5,028,882
#MGI Coutier SA	10,254	614,621
#*Montupet SA	168,782	1,912,997
#Mr. Bricolage SA	125,040	2,316,165
#Nexans SA	601,472	48,252,181
Nexity SA	301,702	13,927,524
#*Orco Property Group SA	8,452	84,678
Osiatis SA	1,618	13,021
Paris Orleans et Cie SA	7,588	192,457
#Pierre & Vacances SA	77,783	6,822,531
Plastic Omnium SA	191,949	14,988,813
*Plastivaloire SA	32,225	1,057,411
PSB Industries SA	14,760	558,926
Rallye SA	421,500	19,028,424
Remy Cointreau SA	181,741	12,837,629
*Rexel SA	727,361	16,366,381
#Robertet SA	1,238	186,718
Rougier SA	10,353	449,535
Sabeton SA	18,460	305,494
SAM SA	600	24,322
SAMSE SA	243	25,923
SCOR SE	85,264	2,359,344
Securidev SA	16,908	652,712
#*Sequana SA	15,209	287,907
Signaux Girod SA	6,528	483,052
*Societe Anonyme d’Explosifs et de Produits Chimiques SA	312	116,662
#Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	70,640	4,206,402
#*Soitec SA	1,150,443	14,229,663
#*Spir Communication SA	9,585	498,083
#*Ste Industrielle d’Aviation Latecoere SA	92,999	1,110,971
Sucriere de Pithiviers Le Vieil SA	3,377	3,926,034
#*Technicolor SA	2,690,666	15,559,067
Teleperformance SA	355,027	12,776,397
#*Theolia SA	92,380	152,872
*Tivoly SA	1,755	31,380
Tonnellerie Francois Freres SA	5,958	237,984
Touax SA	139	5,707
*Trigano SA	76,085	2,552,580
*Valeo SA	736,226	43,155,066
#Vilmorin & Cie SA	26,955	3,264,481
Vranken Pommery Monopole SA	69,559	3,244,489
*Zueblin Immobiliere France SA	6,841	34,765

TOTAL FRANCE		491,811,828

GERMANY — (5.8%)
A.S. Creation Tapeton AG	21,970	917,494
*AAP Implantate AG	56,141	86,229
*Aareal Bank AG	428,511	13,245,112
*ADVA AG Optical Networking	83,343	725,371
#*Air Berlin P.L.C.	28,579	136,715
*Analytik Jena AG	89,486	1,016,553
Andreae-Noris Zahn AG	37,245	1,467,050

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
*Arques Industries AG	11,113	$66,719
*Augusta Technologie AG	95,227	2,231,024
Aurubis AG	1,045,010	59,102,676
Baader Bank AG	431,764	1,916,968
*Balda AG	25,724	255,478
BayWa AG	2,291	104,022
#*Beate Uhse AG	54,275	27,542
Bechtle AG	192,431	7,959,171
*Beta Systems Software AG	62,550	261,223
Bilfinger Berger SE	956,696	84,631,420
*Biolitec AG	28,903	158,162
#Biotest AG	53,448	3,477,690
*BMP AG	9,755	11,236
*Boewe Systec AG	701	491
#*Borussia Dortmund GmbH & Co. KGaA	362,701	1,454,022
*Centrosolar Group AG	1,543	11,326
Cewe Color Holding AG	12,976	590,669
*Cinemaxx AG	3,100	11,210
Comdirect Bank AG	419,815	4,665,471
*Constantin Medien AG	335,521	754,872
CropEnergies AG	12,594	99,934
#*D. Logistics AG	414,875	930,039
DAB Bank AG	35,969	231,753
*Data Modul AG	23,445	445,647
*DEAG Deutsche Entertainment AG	188,815	628,067
*Deutsche Beteiligungs AG	5,892	167,907
#*Deutz AG	689,275	5,768,777
*Dierig Holding AG	8,750	127,620
*Dr. Hoenle AG	31,549	470,829
*Duerr AG	138,957	4,649,623
DVB Bank SE	155,010	5,447,264
Eckert & Ziegler AG	63,496	2,327,692
*Elmos Semiconductor AG	67,127	924,644
Energiekontor AG	115,851	641,722
*Evotec AG	200,474	910,607
Freenet AG	611,734	7,190,911
Gesco AG	11,877	884,603
GFT Technologies AG	333,736	2,057,267
#Gildemeister AG	625,025	13,409,133
*Grammer AG	88,589	2,031,870
Grenkeleasing AG	922	49,368
#*Heidelberger Druckmaschinen AG	3,386,490	16,160,930
Hoeft & Wessel AG	63,817	333,898
Indus Holding AG	65,850	1,970,776
#Isra Vision Systems AG	32,824	872,143
#*IVG Immobilien AG	1,307,600	12,805,062
*Jenoptik AG	839,839	6,395,254
*Kampa AG	156,071	32,431
Kizoo AG	26,710	318,879
#*Kloeckner & Co. SE	915,483	29,453,759
*Koenig & Bauer AG	770	18,000
#Kontron AG	374,281	4,299,552
#*Krones AG	122,309	7,979,552
KSB AG	6,000	4,922,578
KWS Saat AG	29,175	5,716,917
Lanxess AG	490,747	35,650,332
Leifheit AG	56,759	1,399,441
*Leoni AG	426,279	18,040,992
#Loewe AG	62,273	546,150
*LPKF Laser & Electronics AG	3,527	68,829
*M & S Elektronik AG	19,600	483

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Mannheimer AG Holding	27,000	$144,441
*Manz Automation AG	505	32,628
Mediclin AG	845,838	4,878,422
Medion AG	419,596	6,966,765
*Mosaic Software AG	12,800	526
*Nexus AG	235,087	1,832,242
*Norddeutsche Steingut AG	10,182	79,032
*Nordwest Handel AG	11,313	150,552
#*Pfleiderer AG	1,105,768	2,594,144
*PNE Wind AG	25,599	64,682
Praktiker Bau-und Heimwerkermaerkte Holding AG	942,134	9,641,603
*Progress-Werk Oberkirch AG	1,159	53,705
#*Q-Cells SE	418,299	1,426,869
#*QSC AG	74,802	333,102
REALTECH AG	41,111	489,248
Rheinmetall AG	358,492	30,648,563
*Rohwedder AG	44,910	8,116
*Roth & Rau AG	4,775	97,778
Ruecker AG	25,400	423,925
*Schlott Sebaldus AG	53,029	78,522
*Senator Entertainment AG	10,730	4,701
*Silicon Sensor International AG	14,797	198,743
#*Singulus Technologies AG	738,042	4,261,307
Sixt AG	128,471	5,777,307
#*SKW Stahl-Metallurgie Holding AG	2,495	65,630
*Sky Deutschland AG	930,089	3,513,096
#*Solarworld AG	261,295	2,583,042
#*Solon SE	130,131	396,537
Stoehr & Co. AG	44,310	164,124
Suedzucker AG	898,696	23,992,665
*Sunways AG	7,502	39,622
*Suss Microtec AG	337,217	4,968,152
Syzygy AG	148,692	731,489
*TAG Immobilien AG	2,408	21,297
*Technotrans AG	47,535	473,069
*Textilgruppe Hof AG	22,530	232,672
#*TUI AG	2,408,454	33,235,003
UMS United Medical Systems International AG	69,862	695,055
Umweltbank AG	25,780	609,191
*Verbio AG	10,051	59,379
#*Versatel AG	5,883	38,697
*Vestcorp AG	171,777	245,927
*Vivacon AG	276,920	428,999
*VTG AG	4,339	86,854
*Wacker Neuson SE	353,092	5,897,164
*Washtec AG	147	1,771
Westag & Getalit AG	10,446	268,132
Wuerttembergische Lebensversicherung AG	14,461	368,003
Wuerttembergische Metallwarenfabrik AG	80,490	3,029,389
#*Zapf Creation AG	10,032	29,394

TOTAL GERMANY		534,028,427

GREECE — (0.4%)
*Aegek S.A.	10,736	3,561
Alapis Holding Industrial & Commercial S.A. of Pharmaceutical Chemical Products	2,095,324	1,522,914
*Alco Hellas ABEE S.A.	24,878	19,376
*Alpha Bank A.E.	59,320	348,012
*Anek Lines S.A.	980,810	308,069
*Athens Medical Center S.A.	131,238	120,664
*Atlantic Supermarkets S.A.	129,593	23,065
*Atti-Kat S.A.	1,024,038	111,681

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
GREECE — (Continued)
Bank of Greece S.A.	62,783	$3,009,956
*Bitros Holdings S.A.	14,993	9,837
Diagnostic & Therapeutic Center of Athens Hygeia S.A.	38,274	35,148
*Elgeka S.A.	68,194	66,067
Ellaktor S.A.	741,445	3,832,188
*Elval - Hellenic Aluminium Industry S.A.	51,537	101,377
*Ergas S.A.	104,948	20,117
*ETEM S.A.	61,884	52,425
*Etma Rayon S.A.	39,176	75,629
*Euromedica S.A.	8,727	18,701
*Forthnet S.A.	380,904	333,473
GEK Terna S.A.	93,925	456,066
*Halkor S.A.	187,602	233,902
*Hellenic Cables S.A.	112,732	191,535
*Hellenic Sugar Industry S.A.	16,183	18,383
Inform P. Lykos S.A.	31,426	50,741
*Intracom Holdings S.A.	2,161,798	1,509,826
*Intracom Technical & Steel Constructions S.A.	33,885	35,254
J&P-Avax S.A.	97,381	182,104
*Karatzis S.A.	15,860	38,770
*Kathimerini Publishing S.A.	69,790	459,567
Loulis Mills S.A.	99,368	229,924
*M.J. Mailis S.A.	86,950	22,607
Marfin Investment Group S.A.	4,324,001	4,250,830
#Marfin Popular Bank PCL	3,529,334	5,211,857
Michaniki S.A.	1,486,743	935,508
*Mytilineos Holdings S.A.	59,570	427,482
*Nirefs Acquaculture S.A.	219,446	261,771
*Nutriart S.A.	15,511	3,581
*Parnassos Enterprises S.A.	29,627	31,707
*Pegasus Publishing S.A.	217,030	165,073
#*Piraeus Bank S.A.	946,631	2,149,396
*Proton Bank S.A.	814,933	791,654
*Real Estate Development & Services S.A.	127,940	128,235
S&B Industrial Minerals S.A.	141,989	803,047
*Sanyo Hellas S.A.	485,509	99,013
*Selected Textile S.A.	205,564	118,500
*Sfakianakis S.A.	59,827	34,403
*Sidenor Steel Products Manufacturing Co. S.A.	275,395	1,188,997
*Spyroy Agricultural Products S.A.	94,752	70,541
*T Bank S.A.	1,213,347	365,194
*Technical Olympic S.A.	257,710	445,078
*Teletypos S.A. Mega Channel	13,306	30,634
*Themeliodomi S.A.	140,360	71,104
Thrace Plastics Co. S.A.	135,583	105,799
*Viohalco S.A.	521,727	3,196,080
*Vioter S.A.	191,557	49,877
*Vis Container Manufacturing Co. S.A.	12,411	13,857

TOTAL GREECE		34,390,157

HONG KONG — (2.9%)
Allan International Holdings, Ltd.	300,000	153,089
Allied Group, Ltd.	2,157,000	8,032,302
Allied Properties, Ltd.	40,152,372	7,794,531
*APT Satellite Holdings, Ltd.	1,534,500	586,910
Asia Financial Holdings, Ltd.	4,080,106	1,876,160
Asia Standard Hotel Group, Ltd.	2,095,800	172,974
Asia Standard International Group, Ltd.	776,000	197,874
*Associated International Hotels, Ltd.	1,683,000	3,756,584
*Bel Global Resources Holdings, Ltd.	16,756,000	319,531
*Burwill Holdings, Ltd.	3,296,400	220,320

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
#C C Land Holdings, Ltd.	2,087,000	$763,968
*Capital Publications, Ltd.	26,215,066	567,538
CCT Telecom Holdings, Ltd.	140,000	19,081
Century City International Holdings, Ltd.	30,227,300	2,331,089
Century Sunshine Group Holdings, Ltd.	6,080,000	218,938
Champion Technology Holdings, Ltd.	118,166,419	2,489,157
Chen Hsong Holdings, Ltd.	1,908,000	1,110,414
Cheuk Nang Holdings, Ltd.	3,837,893	1,628,216
Chevalier International Holdings, Ltd.	2,406,491	2,937,056
China Motor Bus Co., Ltd.	38,600	371,365
*China Ocean Shipbuilding Industry Group, Ltd.	20,300,000	458,925
*China Renji Medical Group, Ltd.	166,994,000	1,285,121
*China Yunnan Tin Minerals Group Co., Ltd.	7,366,068	100,705
China-Hongkong Photo Products Holdings, Ltd.	2,363,000	293,732
Chinney Investments, Ltd.	1,924,000	318,173
Chong Hing Bank, Ltd.	815,000	2,378,235
Chu Kong Shipping Development Co., Ltd.	6,000	1,489
*Chuang’s China Investments, Ltd.	21,336,000	1,596,362
Chuang’s Consortium International, Ltd.	20,615,216	2,979,761
Chun Wo Development Holdings, Ltd.	7,557,143	603,967
Continental Holdings, Ltd.	1,250,000	25,990
*Cosmos Machinery Enterprises, Ltd.	1,099,400	151,523
*CSI Properties, Ltd.	123,060,934	3,602,397
*Dan Form Holdings Co., Ltd.	19,606,896	2,449,259
*DBA Telecommunication Asia Holdings, Ltd.	560,000	118,386
DVN Holdings, Ltd.	8,242,609	541,949
Easyknit International Holdings, Ltd.	141,344	89,054
Emperor Entertainment Hotel, Ltd.	310,000	75,181
Emperor International Holdings, Ltd.	19,537,889	3,955,867
*EPI Holdings, Ltd.	177,380,000	1,232,333
*eSun Holdings, Ltd.	11,024,400	2,661,268
*Ezcom Holdings, Ltd.	67,280	414
Far East Consortium International, Ltd.	4,498,453	1,169,651
*First Natural Foods Holdings, Ltd.	6,810,000	—
*Fountain SET Holdings, Ltd.	17,144,000	3,251,354
*Frasers Property China, Ltd.	41,172,000	1,086,851
*Freeman Corp., Ltd.	9,405,000	380,389
Get Nice Holdings, Ltd.	78,604,000	5,687,398
*Global Green Tech Group, Ltd.	64,707,136	699,043
Gold Peak Industries Holding, Ltd.	7,170,907	1,016,564
Golden Resources Development International, Ltd.	11,811,000	837,494
*Grande Holdings, Ltd.	3,082,000	203,480
Great Eagle Holdings, Ltd.	5,274,876	17,691,099
#*Hang Fung Gold Technology, Ltd.	10,027,108	—
*Hannstar Board International Holdings, Ltd.	2,068,000	303,881
Hanny Holdings, Ltd.	6,242,769	244,213
Harbour Centre Development, Ltd.	2,295,000	3,189,422
High Fashion International, Ltd.	996,000	383,646
HKR International, Ltd.	18,133,598	11,401,034
Hon Kwok Land Investment Co., Ltd.	7,798,935	3,160,262
*Hong Fok Land, Ltd.	4,248,000	5,448
Hong Kong & Shanghai Hotels, Ltd.	2,554,406	4,487,374
Hong Kong Ferry Holdings, Ltd.	1,791,000	1,732,755
*Hong Kong Parkview Group, Ltd.	482,000	89,711
*Hongkong Chinese, Ltd.	21,469,100	4,631,004
#Huafeng Group Holdings, Ltd.	25,812,000	1,227,973
Hung Hing Printing Group, Ltd.	1,407,275	613,540
*I-Cable Communications, Ltd.	3,834,000	469,272
*IDT International, Ltd.	2,200,000	61,507
IPE Group, Ltd.	340,000	59,567
ITC Corp., Ltd.	6,712,655	375,415

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*ITC Properties Group, Ltd.	624,000	$149,427
*Jinchang Pharmaceutical Holdings, Ltd.	507,600	—
*Jinhui Holdings, Ltd.	2,729,000	884,511
*Jiuzhou Development Co., Ltd.	18,642,000	1,728,950
K Wah International Holdings, Ltd.	9,976,031	4,544,828
*Kam Hing International Holdings, Ltd.	18,000	3,470
Kantone Holdings, Ltd.	38,873,975	612,974
Keck Seng Investments (Hong Kong), Ltd.	2,936,000	1,507,875
Kin Yat Holdings, Ltd.	918,000	366,795
*Kowloon Development Co., Ltd.	6,933,277	10,117,537
Kwoon Chung Bus Holdings, Ltd.	1,432,000	339,261
*Lai Sun Development Co., Ltd.	142,393,000	5,152,274
*Lai Sun Garment International, Ltd.	35,306,000	4,725,266
Lam Soon Hong Kong, Ltd.	177,250	175,429
#Li Heng Chemical Fibre Technologies, Ltd.	10,201,000	1,608,550
*Lippo China Resources, Ltd.	5,706,000	216,916
Lippo, Ltd.	4,789,500	2,359,828
Liu Chong Hing Investment, Ltd.	2,444,000	3,674,125
Luen Thai Holdings, Ltd.	3,440,000	376,181
#Luks Industrial Group, Ltd.	982,642	341,387
*Magnificent Estates, Ltd.	44,280,600	2,023,816
#Melco International Development, Ltd.	23,219,000	17,321,594
Miramar Hotel & Investment Co., Ltd.	1,736,000	2,153,130
Nanyang Holdings, Ltd.	101,350	267,806
National Electronics Holdings, Ltd.	5,104,000	545,522
*Neptune Group, Ltd.	320,000	7,324
New Century Group Hong Kong, Ltd.	2,096,000	62,619
*New City China Development, Ltd.	6,760	230
*New Smart Energy Group, Ltd.	24,900,000	247,474
#*New Times Energy Corp, Ltd.	102,728,000	2,509,953
*Next Media, Ltd.	1,452,000	207,002
*Norstar Founders Group, Ltd.	456,000	—
*North Asia Resources Holdings, Ltd.	15,435,000	2,603,608
*Orient Power Holdings, Ltd.	2,182,573	52,628
Oriental Watch Holdings, Ltd.	151,800	78,077
#*Pacific Andes International Holdings, Ltd.	18,574,560	3,328,196
Pacific Century Premium Developments, Ltd.	22,645,000	4,255,853
Paliburg Holdings, Ltd.	12,615,041	4,840,488
Playmates Holdings, Ltd.	2,729,700	1,074,471
Pokfulam Development Co., Ltd.	268,000	262,030
*Polytec Asset Holdings, Ltd.	34,759,190	5,898,358
Public Financial Holdings, Ltd.	2,450,444	1,730,494
*PYI Corp., Ltd.	70,981,525	3,806,972
#Regal Hotels International Holdings, Ltd.	3,054,623	1,245,908
Rivera Holdings, Ltd.	4,405,468	193,084
Roadshow Holdings, Ltd.	2,956,000	276,463
Samling Global, Ltd.	5,552,000	436,598
*Samson Paper Holdings, Ltd.	68,000	5,546
*San Miguel Brewery Hong Kong, Ltd.	1,130,400	214,987
*Sanyuan Group, Ltd.	258,750	4,978
SEA Holdings, Ltd.	1,635,000	1,060,245
*Shenzhen High-Tech Holdings, Ltd.	2,776,000	196,594
Shougang Concord Century Holdings, Ltd.	5,624,115	594,298
*Shougang Concord Technology Holdings, Ltd.	570,000	30,137
Shui On Construction & Materials, Ltd.	3,373,470	4,664,312
*Shun Ho Resources Holdings, Ltd.	506,000	83,201
#Shun Tak Holdings, Ltd.	18,050,215	11,282,955
Sing Tao News Corp., Ltd.	764,000	246,859
*Sino-i Technology, Ltd.	54,215,436	363,653
South China (China), Ltd.	10,745,216	747,332
*South China Holdings, Ltd.	1,980,800	126,110

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Stelux Holdings International, Ltd.	3,826,254	$468,770
Styland Holdings, Ltd.	1,727,879	3,869
Sun Hung Kai & Co., Ltd.	4,083,200	3,048,192
*Sunway International Holdings, Ltd.	834,000	31,490
*Superb Summit International Timber Co., Ltd.	42,390,000	2,137,129
#*Sustainable Forest Holdings, Ltd.	31,927,500	1,605,465
Symphony Holdings, Ltd.	10,187,000	555,971
Tai Cheung Holdings, Ltd.	5,356,000	4,315,735
Tai Sang Land Development, Ltd.	996,900	476,586
#Tan Chong International, Ltd.	3,984,000	1,045,718
Tern Properties Co., Ltd.	168,000	69,995
*Tian Teck Land, Ltd.	790,000	679,819
Tungtex Holdings Co., Ltd.	160,000	31,387
Tysan Holdings, Ltd.	746,000	143,953
Upbest Group, Ltd.	3,110,000	363,551
*U-Right International Holdings, Ltd.	39,602,000	71,111
Varitronix International, Ltd.	2,732,000	1,383,173
Vedan International Holdings, Ltd.	4,672,000	439,256
#Victory City International Holdings, Ltd.	17,214,745	3,638,106
Wang On Group, Ltd.	844,000	17,753
*Warderly International Holdings, Ltd.	1,705,000	104,968
Win Hanverky Holdings, Ltd.	446,000	67,192
Wing On Co. International, Ltd.	2,756,500	5,729,390
*Wing Tai Properties, Ltd.	1,044,749	434,208
Wong’s International (Holdings), Ltd.	214,000	53,018
Y. T. Realty Group, Ltd.	200,000	55,018
Yau Lee Holdings, Ltd.	1,409,750	205,994
Yugang International, Ltd.	29,218,000	308,129

TOTAL HONG KONG		266,347,970

IRELAND — (0.3%)
*Aer Lingus Group P.L.C.	1,087,514	1,538,835
*Allied Irish Banks P.L.C.	5,383,189	1,713,127
*Anglo Irish Bank Corp. P.L.C.	708,018	210,356
*Dragon Oil P.L.C.	212,544	1,934,341
FBD Holdings P.L.C.	35,723	321,744
*Governor & Co. of the Bank of Ireland P.L.C. (The)	1,570,212	654,342
Grafton Group P.L.C.	1,230,549	5,760,742
*Irish Life & Permanent Group Holdings P.L.C.	2,178,299	2,538,173
*McInerney Holdings P.L.C.	360,646	19,554
*Qualceram Shires P.L.C.	30,338	3,323
*Smurfit Kappa Group P.L.C.	994,473	11,892,839

TOTAL IRELAND		26,587,376

ISRAEL — (0.7%)
*Africa Israel Investments, Ltd.	529,410	4,328,413
*AL-ROV Israel, Ltd.	62,170	2,106,711
*Alvarion, Ltd.	980,698	2,067,240
*AudioCodes, Ltd.	61,009	420,936
*Biocell, Ltd.	40,843	544,892
Clal Insurance Enterprise Holdings, Ltd.	195,272	5,170,482
*Dan Vehicle & Transportation DVT, Ltd.	5,745	54,873
Delta-Galil Industries, Ltd.	52,592	444,452
Direct Insurance - I.D.I. Insurance Co., Ltd.	49,437	129,478
*El Al Israel Airlines, Ltd.	1,430,689	553,281
*Elron Electronic Industries, Ltd.	102,739	525,172
*Equital, Ltd.	3,538	28,544
First International Bank of Israel, Ltd.	477,269	6,676,187
*Formula Systems, Ltd.	142,615	2,610,852
*Gilat Satellite Networks, Ltd.	265,625	1,366,258
Harel Insurance Investments & Finances, Ltd.	82,586	4,675,584

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
*Israel Discount Bank, Ltd.	3,234,064	$6,432,694
*Israel Land Development Co., Ltd. (The)	32,591	242,530
*Jerusalem Oil Exploration, Ltd.	104,845	2,042,323
*Makhteshim-Agan Industries, Ltd.	273,282	1,330,151
Mizrahi Tefahot Bank, Ltd.	1,171,906	11,138,654
NetVision, Ltd.	50,957	648,254
*Oil Refineries, Ltd.	9,250,798	6,410,963
*Ormat Industries, Ltd.	410,331	3,303,379
*Phoenix Holdings, Ltd. (The)	104,254	357,185
Plasson, Ltd.	822	20,207
*RADVision, Ltd.	91,520	920,889
*Retalix, Ltd.	93,632	1,338,068
Union Bank of Israel, Ltd.	577,763	2,821,216

TOTAL ISRAEL		68,709,868

ITALY — (2.7%)
Acegas-APS SpA	353,561	1,841,596
*Aedes SpA	109,330	29,311
Banca Finnat Euramerica SpA	224,898	148,679
#Banca Piccolo Credito Valtellinese Scarl	1,541,580	7,642,955
*Banca Popolare dell’Etruria e del Lazio Scarl	1,324,477	5,792,814
#Banca Popolare di Milano Scarl	10,151,010	42,921,336
Banca Popolare di Spoleto SpA	500	2,166
#Banco Popolare Scarl	1,152,225	4,094,789
Benetton Group SpA	610,604	4,243,008
*Brioschi Sviluppo Immobiliare SpA	52,940	10,331
*Buongiorno SpA	35,646	57,778
#Buzzi Unicem SpA	675,381	8,489,526
#*C.I.R. SpA - Compagnie Industriali Riunite	7,066,777	14,904,797
Caltagirone Editore SpA	717,734	1,768,394
Caltagirone SpA	620,418	1,585,170
*Carraro SpA	49,248	263,954
Cembre SpA	2,154	18,017
#Cementir Holding SpA	2,053,309	6,172,124
*Centrale del Latte di Torino & Co. SpA	103,570	363,211
Credito Artigiano SpA	1,228,539	2,232,864
Credito Emiliano SpA	157,473	1,118,251
CSP International Fashion Group SpA	197,206	300,628
*d’Amico International Shipping SA	87,375	118,940
#Danieli & Co. SpA	145,361	4,462,957
De Longhi SpA	1,089,296	10,082,513
*EEMS Italia SpA	595,393	1,191,355
*Elica SpA	13,095	28,280
#ERG SpA	118,750	1,698,414
#*Eurotech SpA	80,449	214,106
#Falck Renewables SpA	137,181	405,839
#Fondiaria - SAI SpA	1,781,588	16,258,286
*Gefran SpA	133,442	953,492
*Gemina SpA	10,838,913	8,524,114
*Giovanni Crespi SpA	249,472	52,645
GranitiFiandre SpA	30,895	168,474
*Gruppo Ceramiche Ricchetti SpA	234,493	82,817
*I Grandi Viaggi SpA	283,577	346,244
#Immsi SpA	1,530,492	1,726,025
Industria Romagnola Conduttori Elettrici SpA	156,907	367,557
*Intek SpA	1,040,376	584,208
#Italcementi SpA	1,665,900	13,440,099
Italmobiliare SpA	179,678	6,788,738
*KME Group SpA	6,252,112	2,930,042
Milano Assicurazioni SpA	5,818,786	9,645,686
*Monrif SpA	181,942	101,291

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
*Montefibre SpA	1,337,339	$262,799
*Olidata SpA	5,040	3,912
*Pagnossin SpA	79,000	—
Pirelli & Co. SpA	4,583,828	35,027,454
*Poligrafici Editoriale SpA	230,129	150,851
*Prelios SpA	5,302,953	3,885,347
*Premafin Finanziaria SpA	5,629,637	5,658,222
*Reno de Medici SpA	3,300,827	1,031,892
*Retelit SpA	29,504	14,561
*Safilo Group SpA	188,553	3,203,135
#*Seat Pagine Gialle SpA	6,882,657	795,457
*Snia SpA	271,793	36,989
*Societa Partecipazioni Finanziarie SpA	4,853	570
Sol SpA	122,895	882,577
*Sorin SpA	1,920,988	4,840,785
*Uni Land SpA	37,715	25,775
#Unipol Gruppo Finanziario SpA	12,100,056	8,781,081
Vianini Industria SpA	182,204	327,440
Vianini Lavori SpA	360,716	2,031,089

TOTAL ITALY		251,133,757

JAPAN — (19.8%)
Achilles Corp.	1,075,000	1,585,904
Adeka Corp.	55,000	630,426
Agro-Kanesho Co., Ltd.	36,000	218,698
#Ahresty Corp.	251,400	2,817,519
Aichi Bank, Ltd. (The)	201,500	12,513,526
Aichi Corp.	62,000	273,013
Aichi Machine Industry Co., Ltd.	1,630,000	7,594,264
Aida Engineering, Ltd.	1,217,500	5,929,845
Aigan Co., Ltd.	406,000	2,325,740
Airport Facilities Co., Ltd.	404,300	1,820,505
Aisan Industry Co., Ltd.	275,800	2,678,828
Akita Bank, Ltd. (The)	4,101,000	12,558,152
#Alpen Co., Ltd.	219,300	4,027,511
Alpha Corp.	19,500	212,756
*Alpha Systems, Inc.	1,800	31,001
Alps Logistics Co., Ltd.	6,400	76,451
#Altech Co., Ltd.	155,700	598,317
Ando Corp.	1,808,000	2,446,159
#*AOC Holdings, Inc.	839,300	5,036,129
AOI Advertising Promotion, Inc.	11,500	66,903
AOI Electronic Co., Ltd.	30,400	362,483
AOKI Holdings, Inc.	363,900	5,812,627
Aomori Bank, Ltd. (The)	283,000	845,518
Aoyama Trading Co., Ltd.	1,191,199	20,122,299
Arakawa Chemical Industries, Ltd.	317,100	3,384,269
Araya Industrial Co., Ltd.	1,094,000	1,729,364
Arc Land Sakamoto Co., Ltd.	20,200	245,866
Arisawa Manufacturing Co., Ltd.	694,982	3,824,935
Aronkasei Co., Ltd.	396,000	1,875,964
Asahi Kogyosha Co., Ltd.	477,000	2,035,194
Asahi Organic Chemicals Industry Co., Ltd.	1,327,000	3,885,503
Asax Co., Ltd.	13	15,108
*Ashimori Industry Co., Ltd.	1,422,000	2,254,110
Asia Air Survey Co., Ltd.	79,000	242,733
ASKA Pharmaceutical Co., Ltd.	470,000	3,489,029
Asti Corp.	81,000	251,285
Asunaro Aoki Construction Co., Ltd.	725,000	3,431,154
Ataka Construction & Engineering Co., Ltd.	148,000	434,065
Atsugi Co., Ltd.	5,237,000	6,898,806

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Autobacs Seven Co., Ltd.	311,911	$12,493,081
Bank of Iwate, Ltd. (The)	270,000	12,662,701
Bank of Nagoya, Ltd. (The)	2,567,706	8,195,971
Bank of Okinawa, Ltd. (The)	150,100	5,897,362
Bank of Saga, Ltd. (The)	2,419,000	6,923,456
Bank of the Ryukyus, Ltd.	571,100	6,723,261
Belc Co., Ltd.	28,800	344,542
#Belluna Co., Ltd.	593,062	3,584,648
#*Best Denki Co., Ltd.	1,729,500	5,307,635
Bunka Shutter Co., Ltd.	610,000	1,581,540
*Calsonic Kansei Corp.	501,000	2,094,131
Cawachi, Ltd.	225,800	4,614,257
Central Glass Co., Ltd.	1,368,000	6,444,072
Central Security Patrols Co., Ltd.	41,400	435,876
*Chiba Kogyo Bank, Ltd. (The)	43,500	270,806
Chiyoda Co., Ltd.	5,800	82,049
#Chiyoda Integre Co., Ltd.	18,500	293,418
Chodai Co., Ltd.	26,500	80,394
Chofu Seisakusho Co., Ltd.	252,100	5,702,126
Chubu Shiryo Co., Ltd.	276,700	1,985,283
Chudenko Corp.	584,060	7,222,107
Chuetsu Pulp & Paper Co., Ltd.	2,081,000	3,860,922
#Chukyo Bank, Ltd. (The)	1,627,000	4,149,994
Chuo Gyorui Co., Ltd.	664,000	1,486,299
Chuo Spring Co., Ltd.	966,000	4,046,802
Cleanup Corp.	570,200	4,111,759
#CMK Corp.	995,800	5,213,417
Coca-Cola Central Japan Co., Ltd.	660,800	8,974,102
Computer Engineering & Consulting, Ltd.	131,100	694,010
Corona Corp.	376,300	3,913,949
Cresco, Ltd.	87,700	643,472
#Cross Plus, Inc.	81,100	784,417
CTI Engineering Co., Ltd.	219,700	1,285,681
Dai-Dan Co., Ltd.	602,000	3,349,632
Daido Kogyo Co., Ltd.	479,447	1,103,523
Daido Metal Co., Ltd.	91,000	821,977
#*Daiei, Inc. (The)	2,115,450	7,735,097
Daiichi Kogyo Seiyaku Co., Ltd.	670,000	2,522,373
#*Daiki Aluminium Industry Co., Ltd.	231,000	755,372
Daiko Clearing Services Corp.	369,200	1,396,157
*Daiko Denshi Tsushin, Ltd.	13,000	19,208
Daikoku Denki Co., Ltd.	28,500	354,631
Daimaruenawin Co., Ltd.	10,600	80,314
Dainichi Co., Ltd.	277,900	2,064,646
Daisan Bank, Ltd. (The)	602,000	1,634,518
Daishi Bank, Ltd. (The)	1,445,000	4,895,084
Daito Bank, Ltd. (The)	2,333,000	1,878,275
Daiwa Industries, Ltd.	140,000	732,760
Daiwa Odakyu Construction Co., Ltd.	183,000	491,795
DC Co., Ltd.	464,500	894,861
#DCM Holdings Co., Ltd.	990,500	5,933,603
Denyo Co., Ltd.	319,400	2,668,115
*Dijet Industrial Co., Ltd.	36,000	54,986
DMW Corp.	58,800	1,148,038
Dydo Drinco, Inc.	73,500	2,825,279
*Dynic Corp.	37,000	78,712
#Edion Corp.	1,111,100	9,846,041
Ehime Bank, Ltd. (The)	1,570,000	4,365,577
Eighteenth Bank, Ltd. (The)	4,180,000	12,521,230
ESPEC Corp.	400,000	3,121,743
Excel Co., Ltd.	24,500	308,270

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Felissimo Corp.	6,800	$84,721
Fine Sinter Co., Ltd.	84,000	295,101
*First Baking Co., Ltd.	470,000	527,891
Fuji Furukawa Engineering & Construction Co., Ltd.	37,000	58,586
Fujicco Co., Ltd.	314,600	3,836,455
Fujikura Rubber, Ltd.	41,800	199,489
*Fujitec Co., Ltd.	822	4,390
Fujitsu Frontech, Ltd.	392,600	3,267,300
FuKoKu Co., Ltd.	9,000	99,804
#Fukuda Corp.	76,000	150,382
Fukushima Bank, Ltd.	567,000	373,067
*Fukusima Industries Corp.	1,900	22,207
Fukuyama Transporting Co., Ltd.	2,495,000	12,468,436
Furusato Industries, Ltd.	34,200	216,542
Fuso Dentsu Co., Ltd.	20,000	75,914
Fuso Pharmaceutical Industries, Ltd.	192,000	558,751
Futaba Corp.	850,800	16,806,465
Gakken Holdings Co., Ltd.	1,799,000	3,931,337
Gecoss Corp.	452,500	1,726,789
Godo Steel, Ltd.	3,527,000	6,948,357
Gourmet Kineya Co., Ltd.	171,000	1,016,778
#Gun Ei Chemical Industry Co., Ltd.	1,462,000	4,391,994
#Gunze, Ltd.	2,135,000	8,917,620
Hakuto Co., Ltd.	305,500	3,160,505
Happinet Corp.	800	10,366
Harima Chemicals, Inc.	399,200	2,888,761
Haruyama Trading Co., Ltd.	306,000	1,552,663
#*Hazama Corp.	1,640,900	1,401,504
Heiwa Real Estate Co., Ltd.	928,000	2,839,219
Heiwado Co., Ltd.	91,624	1,211,190
Hibiya Engineering, Ltd.	709,800	6,482,849
Higashi-Nippon Bank, Ltd.	1,770,000	4,160,709
#Higo Bank, Ltd. (The)	693,000	3,661,849
Hitachi Cable, Ltd.	514,000	1,354,929
Hitachi Medical Corp.	651,000	6,492,126
Hitachi Metals Techno, Ltd.	53,500	266,382
Hodogaya Chemical Co., Ltd.	360,000	1,488,879
Hokkaido Coca-Cola Bottling Co., Ltd.	466,000	2,287,235
Hokkan Holdings, Ltd.	957,000	3,050,653
Hokko Chemical Industry Co., Ltd.	392,000	1,390,875
Hokkoku Bank, Ltd. (The)	1,193,000	4,048,096
Hokuetsu Bank, Ltd. (The)	2,657,000	5,502,935
#Hokuetsu Kishu Paper Co., Ltd.	3,944,774	22,058,841
Hokuriku Electrical Construction Co., Ltd.	205,000	560,796
Horipro, Inc.	166,300	1,532,320
Hosiden Corp.	16,300	171,029
Hurxley Corp.	18,600	115,387
Hyakugo Bank, Ltd. (The)	1,499,827	6,687,005
Hyakujishi Bank, Ltd. (The)	810,000	3,084,828
*I Metal Technology Co., Ltd.	447,000	1,113,241
Ichikawa Co., Ltd.	310,000	625,191
ICHINEN HOLDINGS Co., Ltd.	2,100	11,646
Ihara Chemical Industry Co., Ltd.	861,000	3,163,153
IHI Transport Machinery Co., Ltd.	297,000	1,462,240
Imasen Electric Industrial Co., Ltd.	84,800	1,258,005
#*Impress Holdings, Inc.	445,400	804,656
Inaba Seisakusho Co., Ltd.	83,200	830,796
Inabata & Co., Ltd.	1,195,600	7,615,503
Ines Corp.	1,202,600	9,654,101
Information Services International-Dentsu, Ltd.	133,900	915,227
#Innotech Corp.	125,500	906,743

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Ishihara Sangyo Kaisha, Ltd.	910,000	$1,256,572
Ishizuka Glass Co., Ltd.	676,000	1,427,105
IT Holdings Corp.	11,200	139,721
Itochu Enex Co., Ltd.	594,800	3,382,498
Itochu-Shokuhin Co., Ltd.	7,600	274,075
#Itoham Foods, Inc.	2,471,000	9,043,676
Itoki Corp.	613,400	1,554,517
Iwai Cosmo Holdings, Inc.	103,000	680,068
#Iwaki & Co., Ltd.	773,000	2,055,552
#*Iwasaki Electric Co., Ltd.	1,742,000	3,377,856
*Iwatsu Electric Co., Ltd.	490,000	412,283
Izumiya Co., Ltd.	1,853,000	7,644,919
*Jalux, Inc.	3,500	32,715
*Japan Carlit Co., Ltd.	4,800	27,871
Japan Digital Laboratory Co., Ltd.	572,800	6,189,673
#Japan Foundation Engineering Co., Ltd.	590,600	1,659,287
Japan Medical Dynamic Marketing, Inc.	457,800	1,153,761
Japan Oil Transportation Co., Ltd.	576,000	1,395,957
Japan Pulp & Paper Co., Ltd.	1,485,000	5,510,980
Japan Transcity Corp.	678,000	2,552,581
JBIS Holdings, Inc.	55,700	217,542
*Jidosha Buhin Kogyo Co., Ltd.	37,000	240,211
JIEC Co., Ltd.	50	54,664
JMS Co., Ltd.	701,000	2,426,436
Joban Kosan Co., Ltd.	935,000	1,389,542
J-Oil Mills, Inc.	59,000	190,509
JSP Corp.	284,100	4,685,090
Juroku Bank, Ltd.	517,000	1,676,175
Kaga Electronics Co., Ltd.	120,500	1,483,811
Kagoshima Bank, Ltd. (The)	1,649,500	10,856,288
Kamei Corp.	526,000	2,579,777
Kanaden Corp.	472,000	2,940,769
Kanamoto Co., Ltd.	559,000	2,845,022
Kandenko Co., Ltd.	204,000	1,316,795
Kanematsu Electronics, Ltd.	83,400	862,068
Kanto Auto Works, Ltd.	415,500	3,710,759
Kanto Natural Gas Development Co., Ltd.	556,000	3,066,982
Katakura Chikkarin Co., Ltd.	250,000	804,773
Kato Sangyo Co., Ltd.	62,300	987,480
Kato Works Co., Ltd.	1,062,000	2,562,452
KAWADA TECHNOLOGIES, Inc.	3,600	66,883
Kawasaki Kasei Chemicals, Ltd.	658,000	1,090,399
Kawasumi Laboratories, Inc.	279,000	2,057,699
Keihanshin Real Estate Co., Ltd.	48,600	238,043
Keihin Co., Ltd. (The)	44,000	51,437
*Kenedix, Inc.	7,171	1,820,190
Kimura Unity Co, Ltd.	1,600	13,669
Kirin Holdings Co., Ltd.	122,840	1,655,433
*Kitagawa Iron Works Co., Ltd.	146,000	290,680
Kita-Nippon Bank, Ltd. (The)	183,600	4,554,262
Kitano Construction Corp.	764,000	1,909,498
#Kitazawa Sangyo Co., Ltd.	247,000	548,911
Kiyo Holdings, Inc.	59,000	81,415
Koa Corp.	380,089	4,305,726
Koekisha Co., Ltd.	69,600	1,117,962
#Kohnan Shoji Co., Ltd.	486,500	6,731,781
#*Koito Industries, Ltd.	377,000	645,245
#Kojima Co., Ltd.	745,300	4,506,301
*Kokusai Kogyo Holdings Co., Ltd.	14,000	44,028
Kokuyo Co., Ltd.	1,900,111	15,832,152
Komai Tekko, Inc.	914,000	2,417,791

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Komatsu Seiren Co., Ltd.	780,000	$3,181,063
#Komatsu Wall Industry Co., Ltd.	169,600	1,628,937
Komori Corp.	1,505,800	16,789,536
#*Konaka Co., Ltd.	698,449	3,430,785
Kondotec, Inc.	35,000	264,093
Konishi Co., Ltd.	271,700	3,617,334
#Kosei Securities Co., Ltd.	645,000	680,984
KRS Corp.	166,000	1,716,327
KU Holdings Co., Ltd.	182,600	785,717
*Kumagai Gumi Co., Ltd.	1,299,000	999,926
#Kumiai Chemical Industry Co., Ltd.	1,053,000	3,689,102
Kurabo Industries, Ltd.	5,759,000	10,750,993
#*Kurimoto, Ltd.	4,060,000	6,395,834
Kuroganeya Co., Ltd.	99,000	383,950
Kyodo Printing Co., Ltd.	1,958,000	4,541,026
Kyoei Sangyo Co., Ltd.	363,000	791,786
Kyoei Steel, Ltd.	395,700	5,660,859
Kyokuto Boeki Kaisha, Ltd.	499,000	997,354
Kyokuto Kaihatsu Kogyo Co., Ltd.	915,850	4,125,559
Kyoritsu Maintenance Co., Ltd.	15,000	259,103
Kyosan Electric Manufacturing Co., Ltd.	631,000	3,472,795
Kyowa Leather Cloth Co., Ltd.	391,000	1,569,755
Kyudenko Corp.	1,079,000	7,493,420
LEC, Inc.	22,100	402,244
#*Leopalace21 Corp.	4,930,515	7,795,271
*Lonseal Corp.	306,000	331,547
#*Look, Inc.	87,000	142,372
Macnica, Inc.	225,000	5,780,322
Maeda Corp.	4,690,000	15,581,175
Maeda Road Construction Co., Ltd.	1,615,000	13,990,172
#*Maezawa Industries, Inc.	279,600	812,082
Maezawa Kasei Industries Co., Ltd.	196,500	1,834,118
Maezawa Kyuso Industries Co., Ltd.	107,200	1,378,544
Marubun Corp.	449,500	2,741,459
Marudai Food Co., Ltd.	3,070,000	10,062,683
*Maruei Department Store Co., Ltd.	607,400	786,749
Maruwn Corp.	302,600	805,363
Maruzen Co., Ltd.	20,000	131,286
Maruzen Showa Unyu Co., Ltd.	1,369,000	4,534,130
#Maspro Denkoh Corp.	427,000	3,883,810
Matsui Construction Co., Ltd.	447,700	1,690,858
Maxvalu Tokai Co., Ltd.	28,900	408,110
*Meiji Machine Co., Ltd.	1,413,000	414,350
#*Meiwa Estate Co., Ltd.	452,400	3,457,199
*Meiwa Trading Co., Ltd.	4,700	17,262
Mesco, Inc.	92,000	708,503
Michinoku Bank, Ltd. (The)	2,838,000	5,944,208
*Mie Bank, Ltd. (The)	246,000	702,121
Mikuni Coca-Cola Bottling Co., Ltd.	468,800	4,261,657
*Mikuni Corp.	180,000	486,392
Mimasu Semiconductor Industry Co., Ltd.	20,500	244,545
Minato Bank, Ltd. (The)	406,000	751,263
Ministop Co., Ltd.	62,500	1,102,044
*Mirait Holdings Corp.	278,640	2,209,974
Mito Securities Co., Ltd.	186,000	292,175
*Mitsuba Corp.	615,000	5,771,465
*Mitsubishi Paper Mills, Ltd.	817,000	1,007,721
#*Mitsui High-Tec, Inc.	335,900	1,911,891
Mitsui Knowledge Industry Co., Ltd.	1,132	199,817
Mitsumura Printing Co., Ltd.	88,000	316,823
Mitsuuroko Co., Ltd.	795,000	4,943,363

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Miyachi Corp.	3,300	$27,419
*Miyaji Engineering Group, Inc.	215,000	231,052
Miyazaki Bank, Ltd. (The)	2,932,260	7,911,374
Miyoshi Oil & Fat Co., Ltd.	1,014,000	1,705,969
#Mizuno Corp.	610,000	3,025,314
Morita Holdings Corp.	138,000	874,344
Morozoff, Ltd.	286,000	930,574
Mory Industries, Inc.	637,000	3,016,144
#MR MAX Corp.	646,600	2,263,817
*Murakami Corp.	1,000	18,089
#Musashino Bank, Ltd.	156,700	4,734,809
*Mutoh Holdings Co., Ltd.	214,000	522,886
Nagano Bank, Ltd. (The)	1,582,000	3,278,573
Nagase & Co., Ltd.	284,000	3,667,348
Nakabayashi Co., Ltd.	964,000	2,119,127
*Nakano Corp.	17,500	50,209
*Nakayama Steel Works, Ltd.	3,072,000	4,151,203
NEC Capital Solutions, Ltd.	221,000	3,672,457
Neturen Co., Ltd.	279,700	2,477,354
NIC Corp.	84,000	353,323
Nice Holdings, Inc.	1,529,000	3,257,779
Nichia Steel Works, Ltd.	890,200	2,365,634
Nichiban Co., Ltd.	616,000	2,355,987
Nichiha Corp.	252,300	2,385,123
#Nichimo Co., Ltd.	920,000	2,061,243
Nichireki Co., Ltd.	604,000	2,490,453
NIFTY Corp.	4	5,291
#Nihon Eslead Corp.	134,348	1,378,174
Nihon Kagaku Sangyo Co., Ltd.	21,000	182,579
#Nihon Plast Co., Ltd.	4,400	39,843
Nihon Tokushu Toryo Co., Ltd.	76,800	354,453
Nihon Yamamura Glass Co., Ltd.	2,503,000	7,355,010
Nikko Co., Ltd.	537,000	1,886,134
Nippo Corp.	1,787,000	13,369,906
Nippon Beet Sugar Manufacturing Co., Ltd.	3,263,000	8,239,171
Nippon Chemical Industrial Co., Ltd.	1,950,000	5,699,677
Nippon Chutetsukan K.K.	582,000	878,640
Nippon Concrete Industries Co., Ltd.	1,107,000	2,024,443
Nippon Densetsu Kogyo Co., Ltd.	159,000	1,514,578
Nippon Denwa Shisetu Co., Ltd.	843,000	2,713,601
Nippon Felt Co., Ltd.	73,100	370,358
Nippon Fine Chemical Co., Ltd.	205,400	1,359,121
Nippon Flour Mills Co., Ltd.	1,178,000	5,904,250
Nippon Hume Corp.	555,000	1,893,418
Nippon Jogesuido Sekkei Co., Ltd.	218	277,687
#*Nippon Kinzoku Co., Ltd.	56,000	116,826
Nippon Koei Co., Ltd.	1,470,000	4,685,985
Nippon Konpo Unyu Soko Co., Ltd.	835,000	9,879,705
*Nippon Light Metal Co., Ltd.	2,835,000	5,995,062
Nippon Pillar Packing Co., Ltd.	120,000	1,037,179
*Nippon Rietec Co., Ltd.	4,000	16,932
Nippon Road Co., Ltd. (The)	2,090,000	5,196,660
Nippon Seiki Co., Ltd.	26,000	315,271
Nippon Soda Co., Ltd.	1,496,000	7,131,803
Nippon Systemware Co., Ltd.	211,200	973,819
Nippon Tungsten Co., Ltd.	243,000	471,214
*Nippon Yusoki Co., Ltd.	36,000	96,543
*Nishikawa Rubber Co., Ltd.	1,000	11,170
Nishimatsu Construction Co., Ltd.	8,227,073	10,829,750
Nishishiba Electric Co., Ltd.	104,000	171,524
Nissan Shatai Co., Ltd.	668,000	5,796,112

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nisshin Fudosan Co., Ltd.	225,500	$1,784,655
#Nisshin Oillio Group, Ltd. (The)	27,000	137,410
Nissin Corp.	369,000	1,042,747
Nissin Sugar Manufacturing Co., Ltd.	1,235,000	2,963,769
Nissui Pharmaceutical Co., Ltd.	225,800	1,939,795
Nittan Valve Co., Ltd.	150,500	594,464
Nittetsu Mining Co., Ltd.	2,032,000	10,584,647
Nitto FC Co., Ltd.	243,100	1,378,294
Nitto Flour Milling Co., Ltd.	370,000	1,400,226
Nitto Kogyo Corp.	28,200	343,869
Nitto Seiko Co., Ltd.	3,000	9,883
#Nohmi Bosai, Ltd.	133,000	881,889
Nomura Co., Ltd.	23,000	87,603
*Noritsu Koki Co., Ltd.	534,600	3,303,534
Obayashi Road Corp.	862,000	1,679,106
Ogaki Kyoritsu Bank, Ltd. (The)	894,000	2,975,190
Oie Sangyo Co., Ltd.	11,600	112,667
Oita Bank, Ltd. (The)	3,315,000	12,555,649
Okabe Co., Ltd.	530,400	2,641,476
#*OKK Corp.	577,000	987,896
Okumura Corp.	2,766,000	10,493,099
Okura Industrial Co., Ltd.	1,082,000	3,568,009
Okuwa Co., Ltd.	160,000	1,704,152
Olympic Corp.	381,200	2,846,757
*ONO Sokki Co., Ltd.	2,000	6,790
Onoken Co., Ltd.	296,300	2,621,309
Osaka Organic Chemical Industry, Ltd.	30,600	212,972
Osaka Steel Co., Ltd.	594,600	9,752,267
Oyo Corp.	516,400	4,411,443
#*P.S. Mitsubishi Construction Co., Ltd.	187,200	578,851
Pacific Industrial Co., Ltd.	1,167,000	6,972,629
PanaHome Corp.	17,000	109,584
#Penta-Ocean Construction Co., Ltd.	4,990,500	8,281,122
Piolax, Inc.	244,000	5,554,025
*Pressance Corp.	13	41,689
Raito Kogyo Co., Ltd.	1,264,700	3,397,298
#*Renown, Inc.	975,160	2,512,719
Rheon Automatic Machinery Co., Ltd.	319,000	813,648
Rhythm Watch Co., Ltd.	3,189,000	5,297,730
Ricoh Leasing Co., Ltd.	29,300	832,913
Right On Co., Ltd.	98,700	507,075
Riken Keiki Co., Ltd.	27,000	252,638
Riken Technos Corp.	925,000	3,456,958
Riken Vitamin Co., Ltd.	27,900	781,466
*Riso Kagaku Corp.	177,982	2,966,161
Roland Corp.	123,900	1,567,048
#Round One Corp.	2,521,100	13,580,109
Ryoden Trading Co., Ltd.	828,000	5,800,226
Ryosan Co., Ltd.	641,000	17,453,655
#Ryoyo Electro Corp.	778,100	8,877,824
S Foods, Inc.	6,000	53,668
Sakai Chemical Industry Co., Ltd.	1,730,000	9,122,574
#Sakai Heavy Industries, Ltd.	799,000	1,505,286
Sakata INX Corp.	187,000	978,310
Sala Corp.	274,000	1,510,543
San-Ai Oil Co., Ltd.	1,321,000	6,754,372
Sanden Corp.	279,000	1,337,159
Sanei-International Co., Ltd.	70,800	880,381
Sangetsu Co., Ltd.	16,800	403,206
San-in Godo Bank, Ltd. (The)	2,163,000	16,208,470
Sanki Engineering Co., Ltd.	1,603,000	10,951,981

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sankyo Seiko Co., Ltd.	834,000	$3,097,502
*Sankyo-Tateyama Holdings, Inc.	3,759,000	5,198,925
Sanoh Industrial Co., Ltd.	269,200	2,639,786
Sanritsu Corp.	111,500	841,096
Sanshin Electronics Co., Ltd.	780,500	6,730,235
Sanyo Engineering & Construction, Inc.	201,000	696,930
#Sanyo Industries, Ltd.	714,000	976,802
Sato Shoji Corp.	157,600	994,554
Satori Electric Co., Ltd.	276,460	2,081,597
*Saxa Holdings, Inc.	1,140,000	2,191,251
Scroll Corp.	647,500	2,857,352
Seibu Electric Industry Co., Ltd.	313,000	1,342,915
Seino Holdings Co., Ltd.	1,626,119	11,304,577
Sekisui Jushi Co., Ltd.	575,000	5,851,714
Sekisui Plastics Co., Ltd.	1,166,000	5,385,479
#Senko Co., Ltd.	1,468,000	5,019,762
Senshu Electric Co., Ltd.	4,900	61,612
Senshukai Co., Ltd.	296,800	1,833,513
Shibuya Kogyo Co., Ltd.	116,000	1,147,557
Shiga Bank, Ltd.	50,000	275,832
Shikibo, Ltd.	1,419,000	2,046,846
#Shikoku Bank, Ltd.	1,316,000	4,255,894
Shimachu Co., Ltd.	503,800	11,303,582
#Shimizu Bank, Ltd.	196,100	8,645,194
Shin Nippon Air Technologies Co., Ltd.	329,220	2,051,527
Shinagawa Refractories Co., Ltd.	808,000	2,746,451
Shin-Etsu Polymer Co., Ltd.	15,600	101,465
Shinkawa, Ltd.	165,000	1,708,746
Shinko Shoji Co., Ltd.	475,000	4,129,032
Shinko Wire Co., Ltd.	490,000	835,100
Shinmaywa Industries, Ltd.	2,777,000	12,143,931
Shinnihon Corp.	226,600	655,166
Shobunsha Publications, Inc.	19,300	152,398
Shoei Foods Corp.	177,000	1,099,970
Shofu, Inc.	900	8,326
*Showa Corp.	1,364,900	10,239,612
Sinanen Co., Ltd.	895,000	4,175,404
Sintokogio, Ltd.	404,200	4,061,454
#SKY Perfect JSAT Holdings, Inc.	10,867	4,035,932
SNT Corp.	643,600	3,155,451
Soda Nikka Co., Ltd.	328,000	1,465,343
*Sodick Co., Ltd.	164,800	873,662
Soft99 Corp.	16,200	109,695
Somar Corp.	191,000	510,595
Sonton Food Industry Co., Ltd.	112,000	969,232
Space Co., Ltd.	45,160	296,004
*SPK Corp.	1,900	28,995
Subaru Enterprise Co., Ltd.	247,000	726,439
Sugimoto & Co., Ltd.	104,800	916,933
Sumikin Bussan Corp.	327,000	783,775
Suminoe Textile Co., Ltd.	1,368,000	3,256,936
Sumitomo Densetsu Co., Ltd.	449,500	1,830,920
#Sumitomo Osaka Cement Co., Ltd.	9,901,000	21,859,989
Sumitomo Pipe & Tube Co., Ltd.	617,300	4,638,129
Sumitomo Precision Products Co., Ltd.	177,000	937,528
Sumitomo Warehouse Co., Ltd.	549,000	2,910,276
Suzuden Corp.	2,100	13,210
*SWCC Showa Holdings Co., Ltd.	6,979,000	7,929,366
Tachibana Eletech Co., Ltd.	260,600	2,305,485
Tachikawa Corp.	188,400	942,636
Tachi-S Co., Ltd.	579,610	10,084,907

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Tadano, Ltd.	346,000	$1,803,772
Taihei Dengyo Kaisha, Ltd.	319,000	2,619,703
Taihei Kogyo Co., Ltd.	316,000	1,480,761
#*Taiheiyo Cement Corp.	7,017,000	9,080,636
Taiheiyo Kouhatsu, Inc.	1,881,000	1,712,363
#Taiho Kogyo Co., Ltd.	438,800	4,637,835
Taikisha, Ltd.	111,900	1,916,363
#TAIYO, Ltd.	30,000	59,638
Takachiho Koheki Co., Ltd.	400	4,570
Takagi Securities Co., Ltd.	700,000	819,808
#Takamatsu Construction Group Co., Ltd.	44,100	587,834
Takano Co., Ltd.	305,800	1,834,923
Takara Standard Co., Ltd.	1,140,000	7,258,585
Takasago Thermal Engineering Co., Ltd.	465,800	3,856,866
*Take & Give Needs Co., Ltd.	9,310	866,537
Takigami Steel Construction Co., Ltd.	199,000	564,193
Takiron Co., Ltd.	1,147,000	4,168,281
*Takuma Co., Ltd.	558,000	1,841,755
Tamura Corp.	1,042,948	3,096,612
Tatsuta Electric Wire & Cable Co., Ltd.	1,197,000	3,904,378
Tayca Corp.	777,000	3,265,825
#TBK Co., Ltd.	473,000	2,753,893
TECHNO ASSOCIE Co., Ltd.	171,900	1,400,281
Techno Ryowa, Ltd.	229,770	1,164,491
Teikoku Tsushin Kogyo Co., Ltd.	427,000	1,024,591
*Tekken Corp.	3,255,000	3,574,285
*Ten Allied Co., Ltd.	196,200	691,078
Tenma Corp.	576,100	6,089,585
Teraoka Seisakusho Co., Ltd.	169,800	833,490
Tigers Polymer Corp.	318,800	1,501,307
TOA Corp.	5,695,000	6,875,533
Toa Oil Co., Ltd.	298,000	380,569
TOA ROAD Corp.	893,000	1,407,694
Tochigi Bank, Ltd.	2,950,000	14,365,683
Toda Corp.	3,353,000	12,874,046
Toenec Corp.	1,091,000	6,036,653
Toho Bank, Ltd.	2,903,000	9,204,112
Tohoku Bank, Ltd. (The)	1,496,000	2,443,455
Tohto Suisan Co., Ltd.	916,000	1,742,069
*Tokai Kanko Co., Ltd.	142,000	39,790
Tokai Lease Co., Ltd.	505,000	954,467
#Toko Electric Corp.	165,000	1,096,771
*Toko, Inc.	1,464,054	3,321,051
Tokushu Tokai Paper Co., Ltd.	1,058,220	2,465,951
#Tokyo Denpa Co., Ltd.	3,500	30,474
Tokyo Electron Device, Ltd.	19	45,870
Tokyo Energy & Systems, Inc.	612,000	4,094,312
TOKYO KEIKI, Inc.	379,000	580,140
*Tokyo Kikai Seisakusho, Ltd.	7,000	6,491
Tokyo Ohka Kogyo Co., Ltd.	335,800	7,383,503
Tokyo Sangyo Co., Ltd.	514,500	1,658,131
Tokyo Soir Co., Ltd.	202,000	454,935
Tokyo Style Co., Ltd.	2,120,000	16,486,655
Tokyo Tatemono Co., Ltd.	2,766,000	12,732,605
Tokyo Tekko Co., Ltd.	410,000	1,140,965
#Tokyo Tomin Bank, Ltd.	363,100	4,947,521
Tokyu Recreation Co., Ltd.	296,000	1,809,870
Toli Corp.	972,000	1,752,551
Tomato Bank, Ltd.	1,117,000	2,042,009
*Tomen Devices Corp.	400	10,626
Tomen Electronics Corp.	189,000	3,255,355

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Tomoe Corp.	912,000	$2,810,209
Tomoe Engineering Co., Ltd.	1,200	19,175
Tomoku Co., Ltd.	1,138,000	3,368,377
*TOMONY Holdings, Inc.	2,694,200	11,062,713
Tonami Holdings Co., Ltd.	1,540,000	3,006,099
*Tonichi Carlife Group, Inc.	3,000	3,402
*Topre Corp.	237,000	1,851,938
Topy Industries, Ltd.	2,343,000	6,613,145
Torii Pharmaceutical Co., Ltd.	323,100	7,103,729
#Tosei Corp.	269	131,192
*Tosho Printing Co., Ltd.	783,000	1,380,147
*Totenko Co., Ltd.	310,000	543,446
Totetsu Kogyo Co., Ltd.	536,000	4,221,464
*Totoku Electric Co., Ltd.	175,000	178,862
Tottori Bank, Ltd.	1,019,000	2,185,449
Towa Bank, Ltd.	1,085,000	1,177,822
Toyo Ink Manufacturing Co., Ltd.	1,687,000	8,772,953
Toyo Kanetsu K.K.	77,000	140,539
Toyo Kohan Co., Ltd.	2,110,000	13,224,200
Toyo Securities Co., Ltd.	418,000	689,230
Toyo Tire & Rubber Co., Ltd.	2,056,000	5,093,072
#Toyo Wharf & Warehouse Co., Ltd.	980,000	1,602,552
Trusco Nakayama Corp.	196,800	3,166,241
Tsubakimoto Kogyo Co., Ltd.	33,000	92,445
#*Tsudakoma Corp.	1,158,000	2,517,915
Tsukishima Kikai Co., Ltd.	393,000	3,300,550
*Tsukuba Bank, Ltd.	678,567	2,398,967
Tsurumi Manufacturing Co., Ltd.	262,000	1,834,691
Tsutsumi Jewelry Co., Ltd.	264,300	7,201,333
Tsuzuki Denki Co., Ltd.	377,000	2,377,055
TTK Co., Ltd.	136,000	599,423
TV Asahi Corp.	183	303,738
TYK Corp.	690,000	1,765,376
Uchida Yoko Co., Ltd.	1,267,000	4,607,567
*Uniden Corp.	1,806,000	5,832,888
Universe Co., Ltd.	22,400	333,668
UNY Co., Ltd.	49,160	476,263
U-Shin, Ltd.	470,900	3,813,694
Utoc Corp.	16,100	51,862
Valor Co., Ltd.	56,500	501,940
Vital KSK Holdings, Inc.	338,100	2,805,239
*Wakachiku Construction Co., Ltd.	858,000	461,286
Warabeya Nichiyo Co., Ltd.	114,100	1,397,201
*Watabe Wedding Corp.	600	6,687
Wood One Co., Ltd.	560,000	1,922,601
*Y. A. C. Co., Ltd.	10,800	90,145
Yachiyo Bank, Ltd. (The)	39,775	1,277,688
Yamabiko Corp.	155,474	1,698,075
Yamagata Bank, Ltd.	1,680,000	7,857,690
#*Yamaichi Electronics Co., Ltd.	300,800	1,541,570
Yamanashi Chuo Bank, Ltd.	2,158,000	10,904,362
Yamato Corp.	336,000	1,206,271
Yamaura Corp.	155,500	409,224
Yamazawa Co., Ltd.	1,700	24,079
Yasuda Warehouse Co., Ltd. (The)	159,400	988,995
Yellow Hat, Ltd.	437,600	4,673,734
Yodogawa Steel Works, Ltd.	3,886,000	17,178,493
Yokogawa Bridge Holdings Corp.	264,000	1,706,662
Yokohama Reito Co., Ltd.	1,144,500	7,998,390
Yondenko Corp.	443,650	1,969,265
Yonekyu Corp.	166,500	1,363,451

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Yonex Co., Ltd.	149,000	$1,062,036
Yuasa Funashoku Co., Ltd.	532,000	1,382,767
Yuken Kogyo Co., Ltd.	10,000	21,816
Yurtec Corp.	1,138,000	5,046,412
Zuken, Inc.	10,900	91,767

TOTAL JAPAN		1,827,245,986

MALAYSIA — (0.0%)
*Ramunia Holdings Berhad	28,880	5,929
*Rekapacific Berhad	130,000	—

TOTAL MALAYSIA		5,929

NETHERLANDS — (1.8%)
#*AMG Advanced Metallurgical Group NV	124,619	1,898,553
Batenburg Beheer NV	6,890	207,668
#*BE Semiconductor Industries NV	670,503	4,798,208
Crown Van Gelder NV	51,923	458,337
*CSM NV	95,268	3,127,077
*Draka Holding NV	491,558	12,195,238
*Gamma Holding NV	80,246	3,187,156
*Heijmans NV	186,327	4,133,075
Hunter Douglas NV	1,289	68,667
*ICT Automatisering NV	3,364	25,631
KAS Bank NV	218,762	3,430,859
#*Kendrion NV	10,463	219,787
Koninklijke Bam Groep NV	3,804,599	24,693,262
Koninklijke Ten Cate NV	361,829	12,866,580
#*Koninklijke Wessanen NV	200,594	756,993
*LBi International NV	16,066	38,785
#Macintosh Retail Group NV	1,184	30,879
Mediq NV	25,728	471,899
Nutreco NV	488,956	34,799,330
#*Ordina NV	936,036	4,917,098
*Punch Graphix NV	67,100	280,539
#*Qurius NV	651,806	271,253
*Roto Smeets Group NV	22,605	412,442
Royal Reesink NV	2,110	212,840
*SNS Reaal Groep NV	1,400,063	6,963,067
Telegraaf Media Groep NV	78,453	1,609,568
*Textielgroep Twenthe NV	1,200	4,107
TKH Group NV	88,057	2,153,905
#*TomTom NV	1,214,109	11,994,093
#*USG People NV	1,386,176	29,212,222
#*Wavin NV	263,652	3,661,397

TOTAL NETHERLANDS		169,100,515

NEW ZEALAND — (0.4%)
Air New Zealand, Ltd.	8,552,181	9,255,620
Auckland International Airport, Ltd.	999,718	1,731,751
CDL Investments (New Zealand), Ltd.	866,651	186,719
Colonial Motor Co., Ltd.	243,551	450,579
*Fisher & Paykel Appliances Holdings, Ltd.	11,534,088	4,992,253
Millennium & Copthorne Hotels (New Zealand), Ltd.	3,112,559	1,072,715
New Zealand Oil & Gas, Ltd.	867,412	569,355
Northland Port Corp. (New Zealand), Ltd.	24,300	30,969
#Nuplex Industries, Ltd.	1,444,250	4,031,133
*Pan Pacific Petroleum NL	453,105	73,613
Port of Tauranga, Ltd.	17,979	104,649
#Pyne Gould Corp., Ltd.	2,092,842	582,703
*Pyne Gould Guinness, Ltd.	5,061,367	2,109,733

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
NEW ZEALAND — (Continued)
*Rakon, Ltd.	438,530	$399,920
*Richina Pacific, Ltd.	832,183	231,190
*Rubicon, Ltd.	2,825,476	2,387,665
Sanford, Ltd.	1,099,644	4,246,005
*Tenon, Ltd.	372,153	343,600
Tourism Holdings, Ltd.	870,292	504,122
Tower, Ltd.	3,229,839	4,863,885

TOTAL NEW ZEALAND		38,168,179

NORWAY — (1.5%)
#Aker ASA	172,053	4,516,410
Aktiv Kapital ASA	160,272	1,379,213
*Birdstep Technology ASA	13,307	3,433
*Blom ASA	265,364	108,236
Bonheur ASA	236,200	7,052,132
*BW Offshore, Ltd. ASA	1,753,648	4,495,694
*BWG Homes ASA	34,530	138,315
*Camillo Eitze & Co. ASA	149,878	267,083
Cermaq ASA	441,282	6,645,335
*Det Norske Oljeselskap ASA	122,660	600,987
*Dockwise, Ltd. ASA	135,859	3,841,854
*DOF ASA	390,565	3,553,501
*EDB ErgoGroup ASA	79,185	204,641
#*Eitzen Chemical ASA	3,550,325	781,303
#*Eltek ASA	2,372,495	1,952,409
Farstad Shipping ASA	210,347	6,304,687
Ganger Rolf ASA	402,700	11,057,479
*Havila Shipping ASA	28,300	320,910
*IOT Holdings ASA	137,172	2,855
Kongsberg Gruppen ASA	25,494	566,056
*Kverneland ASA	461,570	562,019
#*Norske Skogindustrier ASA Series A	3,397,443	12,592,289
*Norwegian Energy Co. ASA	532,636	1,740,369
*Odfjell ASA Series A	290,316	2,598,872
Scana Industrier ASA	30,863	41,194
#*Seabird Exploration, Ltd. ASA	685,007	363,666
#*Sevan Marine ASA	17,470,695	18,500,668
#*Siem Offshore, Inc. ASA	389,976	725,187
#Solstad Offshore ASA	359,156	7,566,389
*Songa Offshore SE	3,457,863	19,043,054
SpareBanken 1 SMN	1,212,326	11,474,441
#*TTS Marine ASA	66,874	84,910
Wilh Wilhelmsen Holding ASA	258,752	7,384,823

TOTAL NORWAY		136,470,414

PORTUGAL — (0.2%)
#Banco BPI SA	791,153	1,524,506
Banif SGPS SA	1,608,696	2,041,190
*Corticeira Amorim SGPS SA	2,107,868	3,263,523
#*Investimentos Participacoes e Gestao SA	2,079,046	1,099,015
#Martifer SGPS SA	90,081	180,045
*Papelaria Fernandes-Industria e Comercia SA	2,000	7,284
*ParaRede SGPS SA	609,468	292,458
Sociedade de Investimento e Gestao SGPS SA	202,086	2,462,948
*Sonae Capital SGPS SA	273,980	161,206
#*Sonae Industria SGPS SA	1,623,058	4,013,864
*Sonaecom SGPS SA	1,528,530	2,813,341
*Sumol & Compal SA	55,997	93,708

TOTAL PORTUGAL		17,953,088

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (1.4%)
*AFP Properties, Ltd.	20,000	$6,128
#Allgreen Properties, Ltd.	23,049,000	19,741,740
ASL Marine Holdings, Ltd.	646,800	350,957
Beyonics Technology, Ltd.	1,350,000	222,987
Bonvests Holdings, Ltd.	1,338,280	1,161,076
Broadway Industrial Group, Ltd.	539,000	409,074
*Brothers Holdings, Ltd.	272,078	40,262
*Bund Center Investment, Ltd.	1,001,004	176,797
*China Auto Corp., Ltd.	417,000	12,475
*China Energy, Ltd.	1,095,000	137,949
China Merchants Holdings Pacific, Ltd.	997,000	559,519
*China Sunsine Chemical Holdings, Ltd.	185,000	43,504
*Chip Eng Seng Corp., Ltd.	1,420,198	484,251
*Chuan Hup Holdings, Ltd.	7,392,000	1,445,331
#Creative Technology, Ltd.	911,550	2,728,832
*Delong Holdings, Ltd.	602,000	260,865
EnGro Corp, Ltd.	115,500	79,448
*Excel Machine Tools, Ltd.	473,000	—
*Federal International 2000, Ltd.	800,062	56,851
GK Goh Holdings, Ltd.	2,295,000	1,260,251
GP Batteries International, Ltd.	259,000	323,514
GP Industries, Ltd.	2,278,808	1,040,558
*Grand Banks Yachts, Ltd.	285,750	94,930
*Guthrie GTS, Ltd.	313,000	109,308
Ho Bee Investment, Ltd.	4,354,000	5,031,561
#*Hong Fok Corp., Ltd.	3,330,000	1,490,795
#Hotel Grand Central, Ltd.	2,211,539	1,453,219
Hotel Properties, Ltd.	1,981,500	4,135,485
Hour Glass, Ltd.	793,320	642,211
#*Huan Hsin Holdings, Ltd.	1,504,000	261,669
HupSteel, Ltd.	29,000	5,134
Hwa Hong Corp., Ltd.	3,865,000	1,712,370
InnoTek, Ltd.	2,430,000	1,098,023
Isetan (Singapore), Ltd.	171,000	447,784
*Jaya Holdings, Ltd.	2,013,000	1,085,825
*JES International Holdings, Ltd.	421,000	114,661
*Jurong Technologies Industrial Corp., Ltd.	3,391,000	—
K1 Ventures, Ltd.	14,253,000	1,683,082
Kian Ann Engineering, Ltd.	111,500	18,449
Kim Eng Holdings, Ltd.	631,147	1,506,285
*KS Energy Services, Ltd.	638,000	536,132
*Lafe Corp., Ltd.	729,200	45,009
LC Development, Ltd.	2,715,960	309,838
Lee Kim Tah Holdings, Ltd.	2,313,000	1,050,192
Leeden, Ltd.	339,000	96,333
Lion Asiapac, Ltd.	1,023,000	196,167
Lum Chang Holdings, Ltd.	1,291,000	304,111
Memtech International, Ltd.	2,738,000	323,557
#Mercator Lines Singapore, Ltd.	500,000	102,009
Metro Holdings, Ltd.	8,665,800	5,781,832
NSL, Ltd.	717,000	797,494
Orchard Parade Holdings, Ltd.	4,292,625	5,331,042
Pan Pacific Hotels Group, Ltd.	929,000	1,169,990
*Pan-United Corp., Ltd.	20,000	8,400
*Penguin International, Ltd.	4,316,250	388,801
Popular Holdings, Ltd.	8,223,250	1,161,252
PSC Corp., Ltd.	6,729,043	1,445,330
QAF, Ltd.	3,525,755	1,716,089
San Teh, Ltd.	1,017,800	336,557
Sing Investments & Finance, Ltd.	84,000	109,228
Singapore Land, Ltd.	1,487,806	8,848,297

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Singapore Reinsurance Corp., Ltd.	3,080,110	$686,188
Singapore Shipping Corp., Ltd.	2,095,000	410,515
Singapura Finance, Ltd.	105,000	133,084
*Sinomem Technology, Ltd.	719,000	291,854
*Sinostar PEC Holdings, Ltd.	50,000	7,273
#*Sinotel Technologies, Ltd.	2,013,250	507,178
*SMB United, Ltd.	57,000	10,498
*Stamford Land Corp., Ltd.	4,438,000	2,193,209
Sunningdale Tech, Ltd.	5,614,000	823,475
#Tat Hong Holdings, Ltd.	93,000	67,204
Thakral Corp., Ltd.	1,130,000	26,197
Tiong Woon Corp. Holding, Ltd.	1,898,000	612,762
*TT International, Ltd.	900	36
Tuan Sing Holdings, Ltd.	11,179,057	2,632,105
#UMS Holdings, Ltd.	4,420,000	1,994,305
United Engineers, Ltd.	3,032,666	5,955,261
*United Fiber System, Ltd.	786,000	33,792
United Industrial Corp., Ltd.	5,113,946	11,203,070
UOL Group, Ltd.	1,628,333	6,054,543
WBL Corp., Ltd.	178,500	585,865
Wheelock Properties, Ltd.	2,359,000	3,510,566
Wing Tai Holdings, Ltd.	6,988,800	8,998,513
YHI International, Ltd.	31,000	7,883

TOTAL SINGAPORE		128,236,196

SPAIN — (1.5%)
Adolfo Dominguez SA	17,934	220,511
#Banco Pastor SA	368,060	2,127,502
#*Bankinter SA	3,202,409	21,852,184
*Baron de Ley SA	23,827	1,336,213
#Caja de Ahorros del Mediterraneo SA	230,002	2,026,315
Campofrio Food Group SA	84,191	931,975
#Cementos Portland Valderrivas SA	125,585	2,082,332
*Cie Automotive SA	1,449	10,834
*Corporacion Dermoestetica SA	56,542	113,516
Dinamia Capital Privado Sociedad de Capital Riesgo SA	40,563	473,814
*Dogi International Fabrics SA	191,727	168,002
Ebro Foods SA	855,101	17,803,182
#*Ercros SA	860,538	944,515
*Espanola del Zinc SA	53,703	77,204
Fersa Energias Renovables SA	60,207	86,695
Fluidra SA	29,297	100,922
*Funespana SA	58,548	536,684
#*Gamesa Corp Tecnologica SA	1,510,692	11,572,218
Grupo Catalana Occidente SA	116,651	2,407,150
#*Grupo Empresarial Ence SA	3,744,591	12,352,374
#*Grupo Ezentis SA	1,911,852	1,272,582
*Grupo Tavex SA	426,325	269,898
Iberpapel Gestion SA	104,139	2,050,249
*La Seda de Barcelona SA	4,273,593	560,591
*Lingotes Especiales SA	5,055	23,774
Miquel y Costas & Miquel SA	21,841	660,075
*Natra SA	2,395	6,709
*Natraceutical SA	52,856	25,868
#*NH Hoteles SA	3,070,992	18,178,500
*Nicolas Correa SA	113,915	303,806
#*Papeles y Cartones de Europa SA	414,063	2,084,314
#Pescanova SA	190,253	6,545,569
#*Promotora de Informaciones SA	2,129,080	5,755,680
*Quabit Inmobiliaria SA	509,453	62,690
*Realia Business SA	492,583	1,035,818

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
#*Sacyr Vallehermoso SA	352,777	$3,344,394
*Service Point Solutions SA	566,017	353,192
*Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	391,741	635,755
#Sol Melia SA	814,450	8,588,782
#Solaria Energia y Medio Ambiente SA	635,106	1,253,624
#*SOS Corp. Alimentaria SA	844,181	782,071
Telecomunicaciones y Energia SA	27,445	92,642
*Tubacex SA	117,412	431,754
Unipapel SA	134,215	2,119,533
*Vertice Trescientos Sesenta Grados SA	12,530	3,672
Vidrala SA	3,069	85,837
Viscofan SA	77,812	2,824,820
*Vocento SA	13,599	68,264

TOTAL SPAIN		136,644,605

SWEDEN — (3.1%)
Acando AB	820,070	1,653,012
AF AB	39,400	808,592
#*Anoto Group AB	295,528	162,668
#B&B Tools AB	11,882	211,202
Beijer Alma AB	62,710	1,547,284
Bilia AB Series A	275,784	5,318,806
Billerud AB	2,337,226	23,092,433
*BioPhausia AB	104,076	15,838
Biotage AB	914,224	915,806
*Boliden AB	1,491,601	31,120,391
Bong Ljungdahl AB	64,100	318,223
*Bure Equity AB	529,295	2,821,031
Cantena AB	109,825	2,621,257
Cardo AB	257,688	16,779,902
*Catella AB (4770741)	427,421	743,877
*Catella AB (4770752)	10,751	24,670
Cloetta AB	35,712	212,783
Concordia Maritime AB Series B	374,532	1,103,249
Consilium AB Series B	8,000	29,265
*CyberCom Group AB	67,047	261,938
Duni AB	22,826	245,997
*East Capital Explorer AB	93,674	1,289,178
*Elos AB	29,600	244,122
Enea AB	5,800	38,722
*Eniro AB	400,082	1,802,467
*Forshem Group AB Series B	11,540	39,633
G & L Beijer AB Series B	96,154	4,140,784
*Geveko AB	21,612	43,314
*Gunnebo AB	33,213	260,252
*Haldex AB	793,208	12,304,079
Hexpol AB	5,250	132,578
Holmen AB	961,774	36,492,408
*Industrial & Financial Systems AB Series B	95,476	1,543,143
Intellecta AB Series B	21,741	181,431
Lagercrantz Group AB Series B	233,635	2,160,818
Lammhults Design Group AB	78,200	460,501
*LBi International NV	23	55
Meda AB Series A	818,789	6,753,608
*Micronic Mydata AB	911,907	2,835,657
NCC AB Series A	2,399	56,111
NCC AB Series B	830,688	19,363,685
#New Wave Group AB Series B	523,148	3,255,788
*Nobia AB	135,502	1,208,162
Nolato AB Series B	121,040	1,524,821
*Observer AB	18,863	16,502

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
OEM International AB Series B	27,782	$269,156
*Opcon AB	4,381	16,282
#*ORC Software AB	9,267	173,092
*Pa Resources AB	3,745,207	2,925,982
#*Partnertech AB	36,982	151,513
Peab AB Series B	44,570	376,646
*Pricer AB	2,131,237	286,528
ProAct IT Group AB	111,420	2,037,990
*Profilgruppen AB	25,600	210,434
*Rederi AB Transatlantic	482,452	2,220,574
#*rnb Retail & Brands AB	1,616,801	2,031,943
#*Rottneros AB	1,121,726	896,324
Saab AB	297,727	5,654,397
#*SAS AB	450,873	1,706,565
*Semcon AB	13,958	67,952
*Studsvik AB	41,833	433,935
Trelleborg AB Series B	6,786,568	78,720,457

TOTAL SWEDEN		284,335,813

SWITZERLAND — (4.6%)
Acino Holding AG	32,117	3,139,778
*AFG Arbonia-Forster Holding AG	130,205	4,609,322
Allreal Holding AG	107,725	15,686,814
Also Holding AG	9,450	538,342
Baloise Holding AG	233,596	24,041,290
Bank Coop AG	13,000	935,692
Banque Cantonale de Geneve SA	12,535	2,900,941
Banque Cantonale du Jura SA	8,000	515,821
Banque Cantonale Vaudoise AG	7,415	4,144,652
Bell Holding AG	20	40,023
Bellevue Group AG	9,989	370,283
*Bobst Group AG	178,614	8,169,284
*Bossard Holding AG	13,310	1,733,182
Bucher Industries AG	38,632	7,483,151
Calida Holding AG	191	116,023
Carlo Gavazzi Holding AG	7,890	1,549,499
Cham Paper Holding AG	12,545	2,901,697
*Charles Voegele Holding AG	150,465	8,635,089
*Cicor Technologies, Ltd.	2,769	134,344
*Clariant AG	2,855,855	50,467,377
Coltene Holding AG	69,666	4,403,409
Conzzeta AG	3,818	8,380,798
Daetwyler Holding AG	160,691	14,164,847
#EFG International AG	437,093	6,058,654
EGL AG	13	9,400
Emmi AG	39,021	8,548,310
Energiedienst Holding AG	160	8,816
Escor Casino & Entertainment AG	4,000	93,452
*Feintol International Holding AG	6,555	2,487,074
Flughafen Zuerich AG	49,800	20,852,491
Forbo Holding AG	28,926	18,859,940
*GAM Holding AG	653,369	11,653,229
*George Fisher AG	49,405	26,680,545
Gurit Holding AG	10,032	6,065,226
Helvetia Holding AG	106,929	43,690,487
Implenia AG	266,195	8,673,578
Intershop Holding AG	12,204	3,963,875
#*Kardex AG	13,975	466,073
*Komax Holding AG	3,014	342,435
*LEM Holding SA	857	562,730
*Micronas Semiconductor Holding AG	422,189	5,750,171

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
*Mikron Holding AG	35,788	$312,286
Mobimo Holding AG	21,201	4,543,896
*Norinvest Holding SA	29,250	129,148
*Orascom Development Holding AG	942	43,421
Petroplus Holdings AG	1,040,705	17,073,278
*Precious Woods Holding AG	512	11,930
*PubliGroupe SA	3,477	395,754
Romande Energie Holding SA	3,903	6,952,375
*Schmolz & Bickenbach AG	127,544	1,183,124
Schweiter Technologies AG	162	133,899
Schweizerische National-Versicherungs-Gesellschaft AG	382,940	13,308,519
*Siegfried Holding AG	26,754	2,658,788
St. Galler Kantonalbank AG	6,370	3,266,420
Swiss Life Holding AG	107,939	17,241,687
Swisslog Holding AG	322,016	307,292
*Swissmetal Holding AG	116,281	863,267
Tamedia AG	569	73,501
*Tornos Holding AG	42,110	573,344
*Uster Technologies AG	3,686	145,163
Valartis Group AG	4,409	120,330
Valiant Holding AG	1,249	183,696
Valora Holding AG	34,635	11,733,153
Vaudoise Assurances Holding SA	20,860	5,927,187
Verwaltungs und Privat-Bank AG	16,544	1,959,210
*Vetropack Holding AG	90	170,891
Winterthur Technologie AG	4,767	317,884
WMH Walter Meier Holding AG	212	42,714
#Ypsomed Holdings AG	768	49,586
*Zueblin Immobilien Holding AG	214,270	894,119

TOTAL SWITZERLAND		420,444,006

UNITED KINGDOM — (15.9%)
Acal P.L.C.	327,161	1,563,932
Aga Rangemaster Group P.L.C.	2,117,242	4,194,816
*Alexandra P.L.C.	383,995	30,755
Alphameric P.L.C.	814,871	306,557
Alumasc Group P.L.C.	597,030	1,367,481
*Amberley Group P.L.C.	71,000	2,843
Amlin P.L.C.	9,801,581	61,219,587
Anglo Pacific Group P.L.C.	1,200,111	6,443,715
Anglo-Eastern Plantations P.L.C.	238,072	2,710,084
Anite P.L.C.	48,554	50,219
Arena Leisure P.L.C.	645,000	278,940
Ashtead Group P.L.C.	12,335,561	32,751,665
Assura Group, Ltd.	42,159	31,443
*Autologic Holdings P.L.C.	455,119	165,854
*Avesco Group P.L.C.	84,124	142,210
*Avon Rubber P.L.C.	465,400	1,609,001
*Barratt Developments P.L.C.	12,228,084	18,046,614
BBA Aviation P.L.C.	2,887,180	10,327,815
Beazley P.L.C.	12,220,351	23,254,103
*Bede P.L.C.	283,000	2,901
Bellway P.L.C.	3,481,205	34,127,777
Berendsen P.L.C.	1,301,429	8,772,164
*Berkeley Group Holdings P.L.C. (The)	923,393	13,064,232
Bloomsbury Publishing P.L.C.	49,363	87,640
Bodycote P.L.C.	5,826,032	26,726,367
*Bovis Homes Group P.L.C.	4,184,856	29,317,293
Brit Insurance Holdings NV	2,890,998	48,321,754
British Polythene Industries P.L.C.	375,617	1,530,315
#*BTG P.L.C.	492,127	1,769,008

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Cable & Wireless Worldwide P.L.C.	1,219,871	$1,382,450
Camellia P.L.C.	2,583	415,582
*Capital & Regional P.L.C.	6,223,360	3,657,663
Carclo P.L.C.	719,706	3,428,536
Carillion P.L.C.	1,682,452	10,349,244
Carr’s Milling Industries P.L.C.	81,009	854,299
Castings P.L.C.	485,190	2,069,023
Catlin Group, Ltd. P.L.C.	8,969,846	53,231,695
Centaur Media P.L.C.	100,392	112,453
*Central Rand Gold, Ltd.	241,502	10,510
Charles Stanley Group P.L.C.	132,350	637,313
*Chaucer Holdings P.L.C.	884,818	711,597
Chesnara P.L.C.	106,188	432,092
Chime Communications P.L.C.	13,513	57,612
City of London Group P.L.C.	29,000	43,843
*Clinton Cards P.L.C.	3,695,504	1,539,963
Close Brothers Group P.L.C.	2,026,609	27,511,104
Collins Stewart P.L.C.	2,296,305	3,181,171
*Colt Group SA	4,915,546	11,431,179
Communisis P.L.C.	2,505,933	1,261,980
Computacenter P.L.C.	2,119,138	14,835,316
*Cookson Group P.L.C.	4,807,085	51,129,645
*Cosalt P.L.C.	1,039,426	75,237
*Creightons P.L.C.	250,000	8,009
Creston P.L.C.	110,127	149,118
*CSR P.L.C.	1,009,504	6,250,680
Daejan Holdings P.L.C.	83,557	3,516,861
Dairy Crest Group P.L.C.	682,217	4,246,235
Dart Group P.L.C.	651,344	878,081
Development Securities P.L.C.	2,379,405	8,001,401
#Dialight P.L.C.	296,754	2,663,790
Diploma P.L.C.	197,057	910,920
*Dixons Retail P.L.C.	44,960,340	14,669,730
*Drax Group P.L.C.	21,054	130,609
DS Smith P.L.C.	12,895,987	41,607,509
eaga P.L.C.	492,599	620,981
*easyJet P.L.C.	2,811,868	17,087,699
Electronic Data Processing P.L.C.	28,124	24,535
Elementis P.L.C.	10,800,568	22,490,379
*Enterprise Inns P.L.C.	7,247,771	12,447,749
Evolution Group P.L.C.	746,280	857,615
F&C Asset Management P.L.C.	8,890,633	12,256,821
Fiberweb P.L.C.	354,119	555,360
Filtronic P.L.C.	1,323,456	759,138
French Connection Group P.L.C.	511,770	567,476
Fuller Smith & Turner P.L.C.	373,727	3,728,556
Future P.L.C.	1,768,908	816,345
Galliford Try P.L.C.	369,083	1,843,560
Game Group P.L.C.	1,487,926	1,600,916
*Gem Diamonds, Ltd. P.L.C.	1,630,949	7,047,836
Greene King P.L.C.	5,490,066	41,523,844
Hampson Industries P.L.C.	607,553	351,145
*Hardy Oil & Gas P.L.C.	22,656	54,479
*Hardy Underwriting Group P.L.C.	896,243	4,098,355
Harvard International P.L.C.	492,775	227,723
Harvey Nash Group P.L.C.	667,151	669,525
*Hawtin P.L.C.	150,000	4,092
Haynes Publishing Group P.L.C.	25,591	94,839
Helical Bar P.L.C.	2,706,283	12,169,466
Henry Boot P.L.C.	1,137,852	1,947,809
*Heywood Williams Group P.L.C.	913,873	20,494

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Hiscox, Ltd. P.L.C.	10,648,017	$64,103,818
HMV Group P.L.C.	33,030	12,385
Home Retail Group P.L.C.	3,350,178	11,573,946
HR Owen P.L.C.	117,528	187,198
Hunting P.L.C.	255,536	3,189,079
Huntsworth P.L.C.	2,285,724	2,936,574
*Inchcape P.L.C.	3,453,899	20,548,284
*Innovation Group P.L.C.	921,773	236,140
Intermediate Capital Group P.L.C.	2,431,543	13,215,411
#*International Consolidated Airlines Group P.L.C.	1,643,775	6,737,156
Interserve P.L.C.	404,000	1,756,312
*Inveresk P.L.C.	756,409	19,992
*IP Group P.L.C.	322,244	175,671
#*JJB Sports P.L.C.	11,295,917	816,097
JKX Oil & Gas P.L.C.	1,797	8,385
*Johnston Press P.L.C.	9,782,090	1,639,174
Keller Group P.L.C.	48,447	515,784
Laird P.L.C.	2,040,067	5,285,354
Lancashire Holdings, Ltd. P.L.C.	720,094	6,414,228
Lavendon Group P.L.C.	1,789,699	2,704,667
*Litho Supplies P.L.C.	113,000	—
Logica P.L.C.	8,069,499	17,537,296
Low & Bonar P.L.C.	3,244,570	2,764,493
*Luminar Group Holdings P.L.C.	1,925,743	476,437
Macfarlane Group P.L.C.	1,730,981	695,832
Management Consulting Group P.L.C.	2,845,365	1,370,699
Marshalls P.L.C.	1,304,100	2,380,072
Marston’s P.L.C.	8,385,857	13,746,312
*Mecom Group P.L.C.	80,515	354,576
Meggitt P.L.C.	12,525,447	71,095,180
Melrose P.L.C.	1,455,329	7,346,353
Melrose Resources P.L.C.	63,154	236,814
*Metalrax Group P.L.C.	22,763	3,285
*Mid-States P.L.C.	50,000	1,640
Millennium & Copthorne Hotels P.L.C.	5,091,746	47,237,031
*Minerva P.L.C.	3,452,053	5,548,314
*Mitchells & Butlers P.L.C.	3,587,401	19,778,699
MJ Gleeson Group P.L.C.	645,704	1,229,463
Molins P.L.C.	73,533	85,509
Mondi P.L.C.	7,958,099	64,912,921
*Moneysupermarket.com Group P.L.C.	66,379	94,859
Morgan Sindall P.L.C.	28,538	309,903
MS International P.L.C.	119,401	398,690
*MWB Group Holdings P.L.C.	1,659,493	1,130,633
Nestor Healthcare Group P.L.C.	652,386	1,149,388
Northamber P.L.C.	152,685	146,106
*Northgate P.L.C.	1,526,959	7,167,140
Novae Group P.L.C.	551,435	2,931,040
*NXT P.L.C.	73,200	4,708
*Palace Capital P.L.C.	25,000	2,002
Panther Securities P.L.C.	45,000	279,249
*Pendragon P.L.C.	5,057,503	1,518,499
Persimmon P.L.C.	7,337,098	48,032,740
Photo-Me International P.L.C.	10,000	8,715
Pinewood Shepperton P.L.C.	358,476	826,432
*Pinnacle Staffing Group P.L.C.	903,519	18,159
*Pittards P.L.C.	39,000	2,108
Portmeirion Group P.L.C.	51,335	423,918
#Porvair P.L.C.	484,144	954,013
*Premier Foods P.L.C.	44,651,170	15,194,362
Psion P.L.C.	2,215,016	3,243,943

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Punch Taverns P.L.C.	8,001,416	$8,796,608
PV Crystalox Solar P.L.C.	160,696	135,390
*Quintain Estates & Development P.L.C.	6,166,675	3,845,937
*Redrow P.L.C.	5,312,349	10,081,393
*Renold P.L.C.	1,487,101	959,947
#*Renovo Group P.L.C.	222,886	262,927
Robert Wiseman Dairies P.L.C.	10,335	56,287
ROK P.L.C.	35,945	10,652
RPC Group P.L.C.	1,770,233	7,668,500
RPS Group P.L.C.	76,472	254,924
*Rutland Trust P.L.C.	89,181	—
S&U P.L.C.	7,000	68,311
*Safeland P.L.C.	50,000	8,049
*Salamander Energy P.L.C.	723,198	3,377,409
Senior P.L.C.	818,905	1,938,870
Severfield-Rowen P.L.C.	62,711	225,938
Shanks Group P.L.C.	1,549,097	2,883,843
*SIG P.L.C.	5,815,691	13,571,142
Smart (J) & Co. (Contractors) P.L.C.	18,263	127,261
Smiths News P.L.C.	123,811	196,561
*Southern Cross Healthcare, Ltd. P.L.C.	5,854	2,047
Speedy Hire P.L.C.	477,850	220,764
*Sportech P.L.C.	115,311	80,326
St. Ives Group P.L.C.	2,516,218	3,803,896
St. Modwen Properties P.L.C.	3,216,530	8,556,923
*Stylo P.L.C.	5,293	403
Synergy Health P.L.C.	3,211	45,598
TalkTalk Telecom Group P.L.C.	1,929,733	4,993,703
*Tandem Group P.L.C. Non-Voting Shares	472,000	—
*Taylor Wimpey P.L.C.	54,467,829	30,201,955
Thomas Cook Group P.L.C.	9,475,675	28,941,296
Titon Holdings P.L.C.	32,499	28,658
Travis Perkins P.L.C.	4,262,775	69,007,974
Treatt P.L.C.	38,663	209,364
*Trifast P.L.C.	875,171	659,661
*Trinity Mirror P.L.C.	8,578,803	11,429,242
TT electronics P.L.C.	2,344,883	6,778,832
*UK Coal P.L.C.	3,510,249	2,530,958
Umeco P.L.C.	309,871	2,291,745
*Vectura Group P.L.C.	46,261	60,417
Vislink P.L.C.	816,969	272,867
Vp P.L.C.	315,426	1,235,036
*Wagon P.L.C.	825,228	16,524
William Hill P.L.C.	137,512	399,583
*William Ransom & Son P.L.C.	65,000	2,470
*Wolfson Microelectronics P.L.C.	427,313	2,069,099
WSP Group P.L.C.	148,441	835,984
Xchanging P.L.C.	240,330	436,575
#*Yell Group P.L.C.	27,862,863	4,912,991
Zotefoams P.L.C.	196,330	457,589

TOTAL UNITED KINGDOM		1,461,141,889

TOTAL COMMON STOCKS		8,534,631,063

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*IDT Australia, Ltd. Warrants 03/31/11	5,460	—
*Neptune Marine Services, Ltd. Rights 02/24/11	3,365,391	120,736

TOTAL AUSTRALIA		120,736

BELGIUM — (0.0%)
#*Agfa-Gevaert NV STRIP VVPR	640,796	1,755

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
BELGIUM — (Continued)
*Tessenderlo Chemie NV STRIP VVPR	23,389	$16,012

TOTAL BELGIUM		17,767

CANADA — (0.0%)
*Tembec, Inc. Warrants 03/03/12	169,052	55,712

FRANCE — (0.0%)
*Societe Industrielle D’Aviations Latecoere SA Warrants 07/30/15	29,015	75,876

GREECE — (0.0%)
#*Marfin Popular Bank PCL Rights 02/11/11	3,515,562	96,267

HONG KONG — (0.0%)
*Cheuk Nang Holdings, Ltd. Warrants 12/13/11	187,483	38,475
*Chun Wo Development Holdings, Ltd. Warrants 09/12/13	426,964	8,899
*Pacific Andes International Holdings, Ltd. Warrants 06/15/11	5,959	47
*Playmates Toys, Ltd. Warrants 08/04/12	36,120	463
*Wang On Group, Ltd. Rights 02/15/11	6,752,000	62,353

TOTAL HONG KONG		110,237

ITALY — (0.0%)
*Banco Popolare Scarl Rights 02/11/11	1,152,225	1,553,906
*Intek SpA Warrants 12/30/11	262,971	7,921
*KME Group SpA Warrants 12/30/11	663,404	17,076

TOTAL ITALY		1,578,903

SPAIN — (0.0%)
*Sacyr Vallehermoso SA Rights 02/18/11	104,465	1,430

SWEDEN — (0.0%)
*Rottneros AB Warrants 12/07/11	1,981,088	12,286

UNITED KINGDOM — (0.0%)
*Assura Group, Ltd. Rights 02/15/11	3,372	81
*Management Consulting Group P.L.C. Warrants 12/31/11	131,680	16,874
*SFI Holdings, Ltd. Litigation Certificate	79,000	—
*Ultraframe P.L.C. Litigation Notes	160,022	—

TOTAL UNITED KINGDOM		16,955

TOTAL RIGHTS/WARRANTS		2,086,169

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/11 (Collateralized by $8,500,000 FNMA 2.24%, 07/06/15, valued at $8,723,125) to be repurchased at $8,593,045	$8,593	8,593,000

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (7.3%)
§@ DFA Short Term Investment Fund	664,700,317	$664,700,317
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $123,075,187 FNMA 7.000%, 10/01/38, valued at $4,076,225) to be repurchased at $3,996,323	$3,996	3,996,299

TOTAL SECURITIES LENDING COLLATERAL		668,696,616

TOTAL INVESTMENTS — (100.0%) (Cost $8,720,497,910)##		$9,214,006,848

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)

	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$3,880,579	$614,486,216	—	$618,366,795
Austria	20,127	94,828,704	—	94,848,831
Belgium	—	96,797,490	—	96,797,490
Canada	1,102,707,437	—	—	1,102,707,437
Denmark	87,861	61,236,852	—	61,324,713
Finland	—	267,829,794	—	267,829,794
France	—	491,811,828	—	491,811,828
Germany	2,385,125	531,643,302	—	534,028,427
Greece	264,327	34,125,830	—	34,390,157
Hong Kong	261,966	266,086,004	—	266,347,970
Ireland	—	26,587,376	—	26,587,376
Israel	—	68,709,868	—	68,709,868
Italy	—	251,133,757	—	251,133,757
Japan	2,209,974	1,825,036,012	—	1,827,245,986
Malaysia	—	5,929	—	5,929
Netherlands	—	169,100,515	—	169,100,515
New Zealand	—	38,168,179	—	38,168,179
Norway	—	136,470,414	—	136,470,414
Portugal	—	17,953,088	—	17,953,088
Singapore	576,506	127,659,690	—	128,236,196
Spain	77,204	136,567,401	—	136,644,605
Sweden	—	284,335,813	—	284,335,813
Switzerland	—	420,444,006	—	420,444,006
United Kingdom	6,943,827	1,454,198,062	—	1,461,141,889
Rights/Warrants
Australia	—	120,736	—	120,736
Belgium	17,767	—	—	17,767
Canada	55,712	—	—	55,712
France	75,876	—	—	75,876
Greece	96,267	—	—	96,267
Hong Kong	47,421	62,816	—	110,237
Italy	1,578,903	—	—	1,578,903
Spain	—	1,430	—	1,430
Sweden	12,286	—	—	12,286
United Kingdom	—	16,955	—	16,955
Temporary Cash Investments	—	8,593,000	—	8,593,000
Securities Lending Collateral	—	668,696,616	—	668,696,616

TOTAL	$1,121,299,165	$8,092,707,683	—	$9,214,006,848

See accompanying Notes to Schedules of Investments.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value††
COMMON STOCKS — (89.0%)
AUSTRALIA — (5.9%)
*Acrux, Ltd.	10,507	$37,344
#*Adamus Resources, Ltd.	13,244	9,221
Adelaide Brighton, Ltd.	37,364	124,805
*Aditya Birla Minerals, Ltd.	33,991	42,190
#*AED Oil, Ltd.	28,704	12,331
*AJ Lucas Group, Ltd.	9,790	24,327
#Alesco Corp., Ltd.	16,733	54,825
*Alkane Resources, Ltd.	29,642	31,104
*Allied Gold, Ltd.	36,064	20,672
Alumina, Ltd.	185,998	445,723
Alumina, Ltd. Sponsored ADR	900	8,667
Amalgamated Holdings, Ltd.	13,550	83,027
Amcom Telecommunications, Ltd.	114,685	35,938
Amcor, Ltd.	80,960	556,308
#AMP, Ltd.	8,012	42,833
Ansell, Ltd.	8,831	115,967
APA Group, Ltd.	5,681	22,584
APN News & Media, Ltd.	54,741	94,629
#*Aquila Resources, Ltd.	11,009	101,212
#*Arafura Resources, Ltd.	38,502	49,845
ARB Corp., Ltd.	1,871	13,943
Aristocrat Leisure, Ltd.	3,016	8,944
*Asciano Group, Ltd.	183,551	295,011
ASX, Ltd.	993	37,066
#*Atlas Iron, Ltd.	39,052	124,976
#*Aurora Oil & Gas, Ltd.	37,780	114,930
Ausdrill, Ltd.	16,611	48,409
#*Ausenco, Ltd.	9,648	31,432
Austal, Ltd.	16,665	51,253
#*Austar United Communications, Ltd.	14,800	14,279
Austbrokers Holdings, Ltd.	4,423	22,949
Austereo Group, Ltd.	13,071	27,296
Austin Engineering, Ltd.	1,449	6,436
Australia & New Zealand Banking Group, Ltd.	30,566	724,407
#*Australian Agricultural Co., Ltd.	38,078	57,802
Australian Infrastructure Fund NL	10,912	20,691
Australian Pharmaceutical Industries, Ltd.	45,997	19,589
*Australian Worldwide Exploration, Ltd.	64,337	114,433
Automotive Holdings Group NL	27,393	68,649
*Avoca Resources, Ltd.	39,121	115,283
AXA Asia Pacific Holdings, Ltd.	16,957	108,879
#Bank of Queensland, Ltd.	21,255	209,789
*Bannerman Resources, Ltd.	44,013	33,282
*BC Iron, Ltd.	14,185	46,351
Beach Petroleum, Ltd.	88,420	69,756
#Bendigo Bank, Ltd.	32,087	313,540
Bendigo Mining, Ltd.	19,146	3,440
Billabong International, Ltd.	4,148	33,693
*Biota Holdings, Ltd.	8,274	10,555
Blackmores, Ltd.	1,487	41,330
BlueScope Steel, Ltd.	141,618	301,548
#*BMA Gold, Ltd.	39,297	11,370
Boart Longyear Group NL	16,731	72,747
#Boral, Ltd.	69,517	334,145
*Bow Energy, Ltd.	42,821	49,957
Bradken, Ltd.	22,741	210,578
Brambles, Ltd.	4,538	32,567
#Brickworks, Ltd.	13,303	149,753

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Brockman Resources, Ltd.	13,528	$65,396
BT Investment Management, Ltd.	7,462	20,833
Cabcharge Australia, Ltd.	14,898	84,155
Caltex Australia, Ltd.	13,267	177,968
#Campbell Brothers, Ltd.	4,280	167,762
Cape Lambert Iron Ore, Ltd.	16,853	10,279
Cardno, Ltd.	14,339	85,496
*Carnarvon Petroleum, Ltd.	82,835	33,990
*Carrick Gold, Ltd.	29,203	16,923
Cash Converters International, Ltd.	58,715	43,221
*Catalpa Resources, Ltd.	9,292	15,826
Cellestis, Ltd.	830	1,990
*Centamin Egypt, Ltd.	34,947	76,381
Centrebet International, Ltd.	6,648	10,837
*Ceramic Fuel Cells, Ltd.	223,318	31,066
Challenger Financial Services Group, Ltd.	61,701	282,767
*ChemGenex Pharmaceuticals, Ltd.	6,633	3,311
*Citigold Corp., Ltd.	276,985	30,440
Clough, Ltd.	36,846	27,476
#*Coal of Africa, Ltd.	24,372	40,684
Coca-Cola Amatil, Ltd.	2,084	23,348
Cochlear, Ltd.	344	26,461
*Cockatoo Coal, Ltd.	154,291	78,664
Coffey International, Ltd.	29,806	29,999
Commonwealth Bank of Australia NL	4,985	261,592
Computershare, Ltd.	2,045	20,594
ConnectEast Group, Ltd.	223,235	96,682
*Conquest Mining, Ltd.	46,436	24,681
*Cooper Energy, Ltd.	24,369	9,449
Count Financial, Ltd.	1,721	2,168
Crane Group, Ltd.	11,960	119,152
#Crown, Ltd.	19,419	166,725
#CSG, Ltd.	31,180	42,006
CSR, Ltd.	134,082	215,403
*CuDeco, Ltd.	10,487	36,349
*Cue Energy Resources, Ltd.	31,448	9,773
*Customers, Ltd.	15,665	27,935
#*Dart Energy, Ltd.	2,960	3,235
David Jones, Ltd.	43,855	207,367
*Decmil Group, Ltd.	17,419	44,996
*Deep Yellow, Ltd.	245,896	79,773
Devine, Ltd.	11,884	3,260
*Discovery Metals, Ltd.	44,635	53,425
Dominion Mining, Ltd.	10,234	29,698
Domino’s Pizza Enterprises, Ltd.	5,839	34,994
Downer EDI, Ltd.	40,887	157,265
DUET Group, Ltd.	62,308	103,619
DuluxGroup, Ltd.	5,240	14,050
#*Eastern Star Gas, Ltd.	38,563	30,791
#*Elders, Ltd.	82,880	41,415
Emeco Holdings, Ltd.	65,076	71,433
#*Energy World Corp., Ltd.	182,440	86,378
Envestra, Ltd.	45,185	26,167
*Equinox Minerals, Ltd.	14,592	86,995
#Fairfax Media, Ltd.	169,139	227,874
#FKP Property Group, Ltd.	107,051	85,018
Fleetwood Corp., Ltd.	9,594	133,307
FlexiGroup, Ltd.	92,935	136,190
#Flight Centre, Ltd.	4,856	113,826
*Flinders Mines, Ltd.	166,864	31,840
Forge Group, Ltd.	9,306	50,041

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Foster’s Group, Ltd.	13,026	$73,468
#*Galaxy Resources, Ltd.	23,869	37,408
*Geodynamics, Ltd.	15,716	5,334
*Giralia Resources NL	16,908	80,230
Goodman Fielder, Ltd.	177,560	223,238
Graincorp, Ltd. Series A	20,093	151,081
*Grange Resources, Ltd.	153,333	121,439
GUD Holdings, Ltd.	13,385	136,906
*Gujarat NRE Coking Coal, Ltd.	3,961	3,317
#*Gunns, Ltd.	75,334	43,487
GWA Group, Ltd.	23,130	75,004
Harvey Norman Holdings, Ltd.	58,789	176,696
Hastie Group, Ltd.	57,152	58,429
*HFA Holdings, Ltd.	56,111	17,387
#*Highlands Pacific, Ltd.	116,035	42,949
*Hillgrove Resources, Ltd.	17,592	5,140
Hills Holdings, Ltd.	28,702	53,279
#*Horizon Oil, Ltd.	99,901	31,318
iiNet, Ltd.	12,619	33,548
*Iluka Resources, Ltd.	47,090	400,213
*Imdex, Ltd.	12,503	23,872
IMF Australia, Ltd.	8,123	12,322
Incitec Pivot, Ltd.	125,504	540,467
#Independence Group NL	12,867	92,262
Infigen Energy, Ltd.	85,532	42,408
Insurance Australia Group, Ltd.	63,437	241,952
*Integra Mining, Ltd.	81,322	41,388
*International Ferro Metals, Ltd.	11,083	3,781
#*Intrepid Mines, Ltd.	28,573	49,291
Invocare, Ltd.	3,399	24,330
IOOF Holdings, Ltd.	24,480	191,490
Iress Market Technology, Ltd.	11,470	102,873
#*Iron Ore Holdings, Ltd.	11,976	23,484
*iSOFT Group, Ltd.	57,661	4,027
*Jabiru Metals, Ltd.	57,942	35,568
*James Hardie Industries SE Sponsored ADR	100	3,114
#JB Hi-Fi, Ltd.	4,917	90,520
Jetset Travelworld, Ltd.	13,926	13,964
K&S Corp., Ltd.	1,932	4,354
*Kagara, Ltd.	52,508	40,412
*Karoon Gas Australia, Ltd.	4,581	34,355
#Kingsgate Consolidated, Ltd.	9,085	84,388
#Leighton Holdings, Ltd.	1,528	48,152
Lend Lease Group NL	39,260	346,226
Linc Energy, Ltd.	28,947	71,727
*Liquefied Natural Gas, Ltd.	42,161	25,385
#*Lynas Corp., Ltd.	229,932	412,753
Macarthur Coal, Ltd.	30,626	382,037
MacMahon Holdings, Ltd.	111,175	59,970
Macquarie Group, Ltd.	17,366	706,481
*Mantra Resources, Ltd.	363	2,840
MAP Group, Ltd.	13,271	39,623
McMillan Shakespeare, Ltd.	9,454	78,909
McPherson’s, Ltd.	15,732	49,609
#Medusa Mining, Ltd.	10,716	71,439
Melbourne IT, Ltd.	24,889	48,313
#*MEO Australia, Ltd.	109,016	23,406
Mermaid Marine Australia, Ltd.	15,886	50,079
#*Mesoblast, Ltd.	3,743	21,604
*Metals X, Ltd.	38,119	12,095
Metcash, Ltd.	13,240	55,532

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Metgasco, Ltd.	12,137	$5,149
*Minara Resources, Ltd.	40,335	36,714
Mincor Resources NL	40,964	72,261
*Mineral Deposits, Ltd.	4,228	20,234
Mineral Resources, Ltd.	3,812	45,194
#*Mirabela Nickel, Ltd.	41,955	94,635
*Molopo Energy, Ltd.	49,088	50,823
#*Moly Mines, Ltd.	6,105	7,542
Monadelphous Group, Ltd.	1,179	22,797
Mortgage Choice, Ltd.	13,390	18,525
*Mount Gibson Iron, Ltd.	119,760	253,601
#*Murchison Metals, Ltd.	8,025	10,347
National Australia Bank, Ltd.	23,259	573,909
Navitas, Ltd.	9,096	34,658
*Neptune Marine Services, Ltd.	23,325	2,231
New Hope Corp., Ltd.	3,100	15,144
Newcrest Mining, Ltd.	3,368	124,745
*Nexbis, Ltd.	84,780	7,757
*Nexus Energy, Ltd.	17,146	7,884
NIB Holdings, Ltd.	39,303	50,864
*Nido Petroleum, Ltd.	87,583	9,169
*Northern Energy Corp., Ltd.	7,614	13,125
*Northern Iron, Ltd.	10,692	19,928
NRW Holdings, Ltd.	2,993	7,265
#*Nucoal Resources NL	49,664	27,986
#*Nufarm, Ltd.	22,689	118,384
Oakton, Ltd.	5,536	12,987
Oil Search, Ltd.	3,806	25,289
OneSteel, Ltd.	106,296	289,771
Orica, Ltd.	5,240	132,645
Origin Energy, Ltd.	40,558	665,207
#*Orocobre, Ltd.	7,144	24,233
OrotonGroup, Ltd.	663	5,987
*Otto Energy, Ltd.	85,210	8,327
OZ Minerals, Ltd.	277,359	453,282
*Pacific Brands, Ltd.	168,654	174,890
*Paladin Energy, Ltd.	30,478	149,229
*Pan Pacific Petroleum NL	100,535	16,570
*PanAust, Ltd.	75,409	61,322
Panoramic Resources, Ltd.	38,119	89,389
*Paperlinx, Ltd.	137,889	62,062
Peet, Ltd.	29,634	56,992
*Perilya, Ltd.	68,409	38,126
#Perpetual Trustees Australia, Ltd.	1,089	34,093
*Perseus Mining, Ltd.	16,263	46,280
#*Pharmaxis, Ltd.	22,921	59,988
Photon Group, Ltd.	245,513	21,071
*Platinum Australia, Ltd.	59,641	44,205
PMP, Ltd.	14,732	13,286
Premier Investments, Ltd.	12,426	76,405
*Prima Biomed, Ltd.	71,480	16,430
Primary Health Care, Ltd.	48,059	177,200
Prime Media Group, Ltd.	14,791	9,623
*PrimeAg Australia, Ltd.	12,518	17,976
Programmed Maintenance Service, Ltd.	20,522	34,253
*Qantas Airways, Ltd.	60,398	144,989
QBE Insurance Group, Ltd.	3,388	59,247
Ramsay Health Care, Ltd.	2,541	43,338
RCR Tomlinson, Ltd.	36,230	51,227
REA Group, Ltd.	2,879	34,235
Redflex Holdings, Ltd.	15,216	34,125

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Reece Australia, Ltd.	839	$18,436
*Reed Resources, Ltd.	19,892	11,729
Regional Express Holdings, Ltd.	3,539	3,934
*Regis Resources, Ltd.	13,669	26,337
Reject Shop, Ltd. (The)	1,671	22,633
*Resolute Mining, Ltd.	80,793	106,172
*Resource Generation, Ltd.	19,863	11,658
Retail Food Group, Ltd.	2,033	5,575
*Rex Minerals, Ltd.	6,213	18,254
*RHG, Ltd.	62,112	62,661
Ridley Corp., Ltd.	54,504	69,088
Rio Tinto, Ltd.	1,907	160,520
*Riversdale Mining, Ltd.	11,754	185,362
*Roc Oil Co., Ltd.	119,970	46,194
*Runge, Ltd.	9,550	5,221
SAI Global, Ltd.	19,518	90,993
Salmat, Ltd.	6,402	30,567
*Sandfire Resources NL	13,178	93,177
Santos, Ltd.	17,146	231,542
*Saracen Mineral Holdings, Ltd.	34,599	23,870
Sedgman, Ltd.	8,416	18,026
Seek, Ltd.	3,722	24,802
Select Harvests, Ltd.	2,626	8,701
Servcorp, Ltd.	6,641	21,146
Seven Group Holdings, Ltd.	16,182	145,516
*Sigma Pharmaceuticals, Ltd.	159,685	71,259
*Silex System, Ltd.	5,413	29,965
*Silver Lake Resources, Ltd.	18,106	34,048
Sims Metal Management, Ltd.	12,125	234,249
Sirtex Medical, Ltd.	2,967	16,709
*Skilled Group, Ltd.	18,149	35,770
*Slater & Gordon, Ltd.	4,246	8,842
SMS Management & Technology, Ltd.	8,490	60,484
Sonic Healthcare, Ltd.	7,162	85,226
Southern Cross Media Group, Ltd.	31,270	59,742
SP Ausnet, Ltd.	21,924	19,253
SP Telemedia, Ltd.	31,955	46,398
Spark Infrastructure Group, Ltd.	14,548	16,643
Specialty Fashion Group, Ltd.	19,673	24,889
Spotless Group, Ltd.	26,027	58,367
*St. Barbara, Ltd.	36,129	67,450
Straits Resources, Ltd.	66,500	150,378
STW Communications Group, Ltd.	43,487	48,907
Suncorp Group, Ltd.	68,638	591,455
*Sundance Resources, Ltd.	70,585	34,817
*Sunland Group, Ltd.	31,487	24,490
Super Retail Group, Ltd.	7,118	46,417
TABCORP Holdings, Ltd.	72,789	505,674
Talent2 International, Ltd.	7,642	11,470
*Tanami Gold NL	17,532	15,277
*Tap Oil, Ltd.	84,108	65,458
Tassal Group, Ltd.	22,882	40,618
Tatts Group, Ltd.	116,884	289,150
Technology One, Ltd.	25,124	24,619
Ten Network Holdings, Ltd.	76,206	106,903
*Teranga Gold Corp.	11,133	30,399
*Terramin Australia, Ltd.	14,047	6,115
TFS Corp., Ltd.	34,783	35,790
*Thakral Holdings Group, Ltd.	44,790	21,950
Thorn Group, Ltd.	3,198	6,752
*Tiger Resources, Ltd.	38,107	16,657

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Toll Holdings, Ltd.	17,469	$102,580
Tower Australia Group, Ltd.	61,800	241,671
Transfield Services, Ltd.	31,479	98,119
Transfield Services, Ltd. Infrastructure Fund	41,565	25,179
*Transpacific Industries Group, Ltd.	25,083	33,389
*Troy Resources NL	17,242	59,770
Trust Co., Ltd. (The)	740	4,898
UGL, Ltd.	6,683	100,794
*UXC, Ltd.	14,190	6,923
*VDM Group, Ltd.	46,244	13,772
*Village Roadshow, Ltd.	24,120	71,485
*Virgin Blue Holdings, Ltd.	211,366	83,462
Washington H. Soul Pattinson & Co., Ltd.	16,792	207,567
Watpac, Ltd.	8,045	13,386
*WDS, Ltd.	1,417	872
Webjet, Ltd.	9,426	22,933
Wesfarmers, Ltd.	18,338	624,100
#West Australian Newspapers Holdings, Ltd.	18,841	116,878
Western Areas NL	13,874	89,490
Westpac Banking Corp.	7,501	172,534
Westpac Banking Corp. Sponsored ADR	2,121	242,833
#*White Energy Co., Ltd.	6,066	18,899
WHK Group, Ltd.	18,554	19,385
#Wide Bay Australia, Ltd.	3,365	34,886
WorleyParsons, Ltd.	1,541	42,629

TOTAL AUSTRALIA		27,780,310

AUSTRIA — (0.7%)
Agrana Beteiligungs AG	505	52,527
Andritz AG	1,764	150,443
#*A-TEC Industries AG	1,773	6,263
*Austria Technologie & Systemtechnik AG	1,589	34,448
*Austriamicrosystems AG	2,550	127,065
BWIN Interactive Entertainment AG	3,178	118,007
BWT AG	720	20,676
CAT Oil AG	2,199	24,088
Erste Group Bank AG	9,486	473,944
#EVN AG	709	11,923
Flughafen Wien AG	1,887	124,076
*Intercell AG	1,270	17,553
Kapsch TrafficCom AG	698	65,722
Lenzing AG	259	27,767
Mayr-Melnhof Karton AG	212	25,152
#Oesterreichischen Post AG	2,523	79,105
OMV AG	6,736	298,453
*Palfinger AG	947	35,473
#Raiffeisen Bank International AG	4,415	259,574
*RHI AG	524	19,765
Schoeller-Bleckmann Oilfield Equipment AG	1,125	92,243
Semperit Holding AG	1,115	53,836
Strabag SE	5,030	145,890
Telekom Austria AG	4,589	63,168
#Uniqa Versicherungen AG	1,163	24,137
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,115	60,529
Voestalpine AG	16,154	724,712
*Wienerberger AG	11,293	233,497
Zumtobel AG	6,907	201,277

TOTAL AUSTRIA		3,571,313

BELGIUM — (1.3%)
*Ablynx NV	1,092	11,725

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BELGIUM — (Continued)
Ackermans & van Haaren NV	3,266	$280,287
*Ageas SA	219,496	621,943
*Agfa-Gevaert NV	29,369	130,574
*Arseus NV	6,747	104,962
#Banque Nationale de Belgique SA	27	124,665
*Barco NV	2,663	185,644
Bekaert SA	2,121	212,282
Colruyt SA	600	30,674
Compagnie d’Entreprises SA	2,240	165,683
Compagnie Immobiliere de Belgique SA	301	12,708
Compagnie Maritime Belge SA	3,912	122,238
#*Deceuninck NV	21,543	56,928
Delhaize Group SA Sponsored ADR	3,400	269,960
#*Devgen NV	3,515	26,808
#*Dexia SA	45,327	189,350
D’Ieteren SA	2,040	121,835
#Elia System Operator SA NV	858	34,264
Euronav SA	2,958	50,208
EVS Broadcast Equipment SA	1,533	93,914
Exmar NV	3,470	27,475
*Galapagos NV	5,679	90,493
Gimv NV	1,631	86,636
*Hansen Transmissions International NV	44,074	39,553
Image Recognition Integrated Systems (I.R.I.S.) SA	88	3,980
*Ion Beam Applications SA	3,267	40,494
*KBC Groep NV	7,249	290,193
Kinepolis Group NV	1,308	86,699
Melexis NV	2,604	42,223
Mobistar SA	748	46,680
#Nyrstar NV	16,068	258,110
Omega Pharma SA	3,427	176,192
Recticel SA	4,655	46,978
Resilux SA	516	42,323
*Roularta Media Group NV	199	7,141
#Sioen Industries NV	3,689	36,180
Sipef NV	1,293	121,804
#Solvay SA	5,891	615,444
Telenet Group Holding NV	3,899	153,411
Tessenderlo Chemie NV	5,274	188,646
#*ThromboGenics NV	2,802	84,572
#UCB SA	10,177	364,171
Umicore SA	9,984	511,643
#Van de Velde NV	840	43,813

TOTAL BELGIUM		6,251,506

CANADA — (9.9%)
*5N Plus, Inc.	5,865	39,535
Aastra Technologies, Ltd.	2,300	51,313
#*Absolute Software Corp.	4,480	16,419
*Advantage Oil & Gas, Ltd.	21,800	161,756
Aecon Group, Inc.	10,373	102,140
#AG Growth International, Inc.	960	48,127
AGF Management, Ltd. Class B	10,823	201,469
#Agnico-Eagle Mines, Ltd.	2,907	198,977
Agrium, Inc.	1,800	159,031
*Ainsworth Lumber Co., Ltd.	7,849	27,043
Akita Drilling, Ltd.	900	8,583
Alamos Gold, Inc.	3,200	48,383
*Alexco Resource Corp.	5,120	33,440
*Alexis Minerals Corp.	27,000	4,314

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Algonquin Power & Utilities Corp.	23,560	$114,818
Alimentation Couche-Taro, Inc. Class B	4,800	128,131
Alliance Grain Traders, Inc.	300	9,141
*Alter Nrg Corp.	4,900	6,851
*Altius Minerals Corp.	5,648	75,976
*Amerigo Resources, Ltd.	18,684	23,324
*Anatolia Minerals Development, Ltd.	3,100	20,463
*Anderson Energy, Ltd.	22,450	26,455
*Angle Energy, Inc.	10,313	74,256
*Antrim Energy, Inc.	16,700	18,846
*Anvil Mining, Ltd.	25,100	145,885
#*Arsenal Energy, Inc.	11,000	10,216
Astral Media, Inc. Class A	6,416	256,486
ATCO, Ltd.	900	52,669
#Atlantic Power Corp.	6,700	102,506
*Atrium Innovations, Inc.	3,100	51,019
*ATS Automation Tooling System, Inc.	19,124	140,754
*Aura Minerals, Inc.	19,400	73,427
*Aurizon Mines, Ltd.	14,700	93,513
#*Avalon Rare Metals, Inc.	12,100	69,844
*AXIA NetMedia Corp.	6,400	11,185
*B2Gold Corp.	45,600	105,194
*Baffinland Iron Mines Corp.	40,819	61,146
*Baja Mining Corp.	36,800	38,588
*Ballard Power Systems, Inc.	16,800	27,683
#Bank of Montreal	11,300	652,034
Bank of Nova Scotia	4,100	231,174
*Bankers Petroleum, Ltd.	22,200	184,898
#BCE, Inc.	9,000	326,889
*Bellatrix Exploration, Ltd.	9,936	50,308
#*BioExx Specialty Proteins, Ltd.	12,749	29,410
#*Birchcliff Energy, Ltd.	16,160	183,169
#Black Diamond Group, Ltd.	2,450	58,109
*BlackPearl Resources, Inc.	41,459	311,765
Bombardier, Inc. Class B	2,100	11,954
*Boralex, Inc. Class A	6,100	56,471
*Breakwater Resources, Ltd.	15,450	90,569
#*Burcon NutraScience Corp.	2,200	21,619
CAE, Inc.	16,827	213,919
Calfrac Well Services, Ltd.	5,200	176,562
#*Calmena Energy Services, Inc.	19,240	15,948
*Calvalley Petroleum, Inc.	20,300	88,997
Cameco Corp.	2,100	87,053
Canaccord Capital, Inc.	6,500	98,991
Canada Bread Co., Ltd.	1,900	86,523
Canadian National Resources, Ltd.	9,400	419,144
Canadian Pacific Railway, Ltd.	6,100	409,185
#Canadian Tire Corp. Class A	6,616	411,621
Canadian Utilities, Ltd. Class A	2,700	143,473
#Canadian Western Bank	10,100	298,960
Canam Group, Inc. Class A	7,700	54,596
*Canfor Corp.	14,500	176,517
*Cangene Corp.	2,700	7,873
*Canyon Services Group, Inc.	3,238	36,120
#*Capstone Mining Corp.	26,025	120,593
*Cardero Resource Corp.	21,100	37,507
*Cardiome Pharma Corp.	1,800	11,325
*Carpathian Gold, Inc.	51,260	31,226
Cascades, Inc.	12,460	90,338
#Cash Store Financial Services, Inc. (The)	100	1,285
*Catalyst Paper Corp.	8,100	3,721

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
CCL Industries, Inc. Class B	3,000	$98,956
*Celestica, Inc.	24,312	239,636
*Celtic Exploration, Ltd.	6,000	119,239
Cenovus Energy, Inc.	5,564	192,255
*Cequence Energy, Ltd.	4,400	11,820
*CGI Group, Inc.	21,771	418,744
*Chinook Energy, Inc.	5,822	11,686
#*Churchill Corp. Class A (The)	6,250	123,146
#CI Financial Corp.	2,000	42,842
*CIC Energy Corp.	6,800	46,653
*Cinch Energy Corp.	24,440	26,116
Clairvest Group, Inc.	100	1,342
*Claude Resources, Inc.	11,400	21,289
#*Coastal Contacts, Inc.	15,700	29,476
#Cogeco Cable, Inc.	2,300	98,032
*Colossus Minerals, Inc.	5,040	36,994
*COM DEV International, Ltd.	5,100	11,714
*Compton Petroleum Corp.	22,200	9,755
Computer Modelling Group, Ltd.	1,316	33,644
*Connacher Oil & Gas, Ltd.	65,520	94,222
*Consolidated Thompson Iron Mines, Ltd.	18,400	316,421
Constellation Software, Inc.	300	14,950
*Copper Mountain Mining Corp.	7,118	47,911
Corby Distilleries, Ltd.	1,150	19,811
#*Corridor Resources, Inc.	12,900	68,793
Corus Entertainment, Inc. Class B	9,100	204,020
*Cott Corp.	28,405	227,217
#Crescent Point Energy Corp.	2,600	114,895
*Crew Energy, Inc.	9,620	193,197
*Crocotta Energy, Inc.	10,880	25,859
#*Crystallex International Corp.	12,900	3,349
#Daylight Energy, Ltd.	3,256	32,809
*Delphi Energy Corp.	20,655	42,286
#*Denison Mines Corp.	34,400	128,826
*Descartes Systems Group, Inc. (The)	9,080	63,021
*Detour Gold Corp.	5,460	142,477
Dorel Industries, Inc. Class B	3,800	124,282
#*DragonWave, Inc.	7,469	53,108
#*Duluth Metals, Ltd.	14,300	41,414
*Dundee Capital Markets, Inc.	4,200	4,572
#*Dundee Precious Metals, Inc.	10,618	82,709
DundeeWealth, Inc.	4,200	80,657
*Dynasty Metals & Mining, Inc.	6,282	22,396
#*Eastern Platinum, Ltd.	106,300	169,851
E-L Financial Corp., Ltd.	80	38,748
Eldorado Gold Corp.	9,299	149,419
*Electrovaya, Inc.	12,500	31,083
Emera, Inc.	700	22,510
Empire Co., Ltd. Class A	2,800	145,823
#Enbridge, Inc.	2,951	171,104
#Encana Corp.	11,826	381,111
#*Endeavour Mining Corp.	26,448	75,275
Ensign Energy Services, Inc.	16,950	274,389
*Epsilon Energy, Ltd.	5,750	19,983
*Equinox Minerals, Ltd.	47,040	280,920
Equitable Group, Inc.	2,250	62,915
*Euro Goldfields, Ltd.	16,300	244,170
Evertz Technologies, Ltd.	2,800	48,934
*Excellon Resources, Inc.	26,500	28,052
*EXFO, Inc.	3,566	35,327
*Fairborne Energy, Ltd.	13,000	60,368

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Fairfax Financial Holdings, Ltd.	1,300	$495,930
*Far West Mining, Ltd.	5,100	33,156
Finning International, Inc.	7,200	209,525
*First Majestic Silver Corp.	14,200	174,425
#First Quantum Minerals, Ltd.	5,800	671,024
#*First Uranium Corp.	40,000	39,547
*FirstService Corp.	3,300	93,890
*Flint Energy Services, Ltd.	11,200	205,802
#*Formation Capital Corp.	800	1,718
*Forsys Metals Corp.	5,280	15,450
#Fortis, Inc.	1,900	65,462
*Fortuna Silver Mines, Inc.	9,800	38,951
#*Fortune Minerals, Ltd.	800	1,278
Forzani Group, Ltd. Class A	4,742	91,397
#Franco-Nevada Corp.	4,300	119,508
*Fronteer Gold, Inc.	14,200	140,249
*Galleon Energy, Inc. Class A	13,400	56,070
*Gammon Gold, Inc.	20,280	152,705
*Genesis Land Development Corp.	8,400	28,689
Gennum Corp.	2,700	20,789
#*Geomark Exploration, Ltd.	10,200	12,223
George Weston, Ltd.	2,100	148,668
#*Gildan Activewear, Inc.	4,900	144,013
*Glacier Media, Inc.	3,000	7,490
*GLG Life Tech Corp.	1,100	13,292
Gluskin Shef & Associates, Inc.	2,000	42,942
#*GLV, Inc.	8,028	62,133
GMP Capital, Inc.	3,100	44,858
*Gold Wheaton Gold Corp.	7,961	37,287
Goldcorp, Inc.	6,400	256,869
#*Golden Star Resources, Ltd.	33,280	122,970
*Grande Cache Coal Corp.	11,300	121,650
#*Great Basin Gold, Ltd.	54,680	144,161
*Great Canadian Gaming Corp.	10,900	79,572
#Great-West Lifeco, Inc.	3,000	77,715
*Greystar Resources, Ltd.	5,800	19,925
Groupe Aeroplan, Inc.	25,790	352,847
Guardian Capital Group, Ltd.	3,344	30,256
*Guyana Goldfields, Inc.	7,861	67,827
*Hanfeng Evergreen, Inc.	5,700	32,560
*Harry Winston Diamond Corp.	11,056	119,575
*Heroux-Devtek, Inc.	3,048	20,638
Home Capital Group, Inc.	2,500	136,690
HudBay Minerals, Inc.	19,036	315,191
#Husky Energy, Inc.	4,205	113,382
IAMGOLD Corp.	10,700	203,453
IESI-BFC, Ltd.	8,995	213,792
#IGM Financial, Inc.	400	16,981
#*Imax Corp.	5,400	138,108
*Imperial Metals Corp.	2,200	49,499
*Imris, Inc.	4,300	33,967
Indigo Books & Music, Inc.	1,600	24,111
Industrial Alliance Insurance & Financial Services, Inc.	10,400	381,685
#Inmet Mining Corp.	4,800	357,837
Innergex Renewable Energy, Inc.	5,353	52,656
Intact Financial Corp.	6,804	342,799
*Inter-Citic Minerals, Inc.	200	397
*International Forest Products, Ltd. Class A	4,600	26,828
*Intertape Polymer Group, Inc.	7,273	8,425
#*Ivanhoe Energy, Inc.	24,400	85,041
*Ivernia, Inc.	60,300	21,980

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
#*Jaguar Mining, Inc.	16,500	$98,207
Jean Coutu Group (PJC), Inc. Class A (The)	11,000	103,041
*Katanga Mining, Ltd.	83,398	117,433
*Kingsway Financial Services, Inc.	5,600	7,270
*Kinross Gold Corp.	24,480	406,798
*Kirkland Lake Gold, Inc.	4,200	57,211
*La Mancha Resources, Inc.	13,574	31,043
*Labrador Iron Mines Holdings, Ltd.	6,602	73,513
*Lake Shore Gold Corp.	41,100	151,865
*Laramide Resources, Ltd.	25,700	61,597
Laurentian Bank of Canada	3,048	161,631
#Le Chateau, Inc. Class A	500	5,727
*Legacy Oil & Gas, Inc.	10,984	169,474
Leon’s Furniture, Ltd.	6,538	97,938
Linamar Corp.	5,100	107,567
#Loblaw Cos., Ltd.	3,800	148,494
#*Lundin Mining Corp.	59,000	422,460
*MacDonald Dettweiler & Associates, Ltd.	3,300	159,768
*MagIndustries Corp.	83,400	22,488
Magna International, Inc.	18,560	1,083,740
Major Drilling Group International, Inc.	4,364	184,043
#Manitoba Telecom Services, Inc.	1,700	52,408
#Manulife Financial Corp.	26,905	468,859
Maple Leaf Foods, Inc.	10,972	125,460
*Martinrea International, Inc.	12,400	127,176
*Maxim Power Corp.	2,200	6,152
*MDS, Inc.	15,200	173,805
*MEGA Brands, Inc.	52,000	34,793
#*Mega Uranium, Ltd.	22,900	22,183
#*Mercator Minerals, Ltd.	23,547	101,116
Methanex Corp.	11,500	312,608
#Metro, Inc. Class A	3,200	138,213
*Midway Energy, Ltd.	6,600	32,692
*Migao Corp.	9,689	78,665
*Minefinders Corp.	4,960	47,948
#*Minera Andes, Inc.	49,061	122,977
*Miranda Technologies, Inc.	6,400	41,544
Mosaid Technologies, Inc.	2,000	63,994
Mullen Group, Ltd.	10,880	214,047
#National Bank of Canada	5,100	355,551
*Nautilus Minerals, Inc.	18,063	56,641
*Neo Material Technologies, Inc.	6,800	54,734
*New Gold, Inc.	46,292	370,761
Newalta Corp.	8,548	108,242
Nexen, Inc.	24,334	611,175
Niko Resources, Ltd.	200	19,474
*Norbord, Inc.	5,050	75,295
*North American Energy Partners, Inc.	5,546	66,462
*North American Palladium, Ltd.	6,100	40,023
*Northern Dynasty Minerals, Ltd.	4,160	76,316
#*Northgate Minerals Corp.	70,860	181,157
#*Novagold Resources, Inc.	4,700	62,613
Nuvista Energy, Ltd.	11,940	112,800
*Nuvo Research, Inc.	76,000	12,144
#*OceanaGold Corp.	56,000	144,285
Onex Corp.	9,000	289,409
*Open Range Energy Corp.	4,400	12,084
#*Open Text Corp.	1,800	88,872
*OPTI Canada, Inc.	43,120	29,713
*Orleans Energy, Ltd.	5,300	13,285
*Oromin Explorations, Ltd.	5,200	5,712

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Orvana Minerals Corp.	27,900	$92,782
*Osisko Mining Corp.	5,300	70,448
Pacific Rubiales Energy Corp.	13,300	459,028
#*Paladin Labs, Inc.	1,963	69,298
#Pan Amer Silver Corp.	6,600	216,122
*Paramount Resources, Ltd. Class A	5,160	159,074
*Parex Resources, Inc.	1,800	16,807
Pason Systems, Inc.	4,680	66,834
*Patheon, Inc.	1,300	3,051
*Pengrowth Energy Corp.	6,554	82,600
#*Peregrine Diamonds, Ltd.	8,080	19,366
#Perpetual Energy, Inc.	18,975	76,745
#PetroBakken Energy, Ltd.	6,442	137,930
*Petrobank Energy & Resources, Ltd.	1,700	39,896
#*Petrolifera Petroleum, Ltd.	35,700	39,217
*Petrominerales, Ltd.	1,044	40,703
*Phoscan Chemical Corp.	21,000	15,519
#*Platmin, Ltd.	63,773	52,223
#*PolyMet Mining Corp.	9,787	19,939
Premium Brands Holdings Corp.	4,249	63,394
Progress Energy Resources Corp.	20,600	280,194
*ProspEx Resources, Ltd.	6,200	11,145
*QLT, Inc.	9,696	67,974
*Quadra FNX Mining, Ltd.	17,788	239,814
#Quebecor, Inc. Class B	5,400	191,388
*Queenston Mining, Inc.	4,400	22,673
#*Questerre Energy Corp.	12,560	18,689
*Ram Power Corp.	21,879	42,825
Reitmans Canada, Ltd. Class A	7,444	134,406
Richelieu Hardware, Ltd.	1,900	56,354
*Richmont Mines, Inc.	10,500	45,404
#Ritchie Brothers Auctioneers, Inc.	3,200	79,892
*Rock Energy, Inc.	7,488	36,642
*Rocky Mountain Dealerships, Inc.	2,000	18,874
*RONA, Inc.	17,016	238,413
*Rubicon Minerals Corp.	12,000	57,642
Russel Metals, Inc.	6,800	158,838
*Sabina Gold & Silver Corp.	15,610	77,789
*Sandvine Corp.	18,000	52,309
#Saputo, Inc.	2,900	121,057
Savanna Energy Services Corp.	10,050	71,158
#*Seabridge Gold, Inc.	1,200	33,687
Sears Canada, Inc.	627	12,254
*SEMAFO, Inc.	23,500	239,377
#Shaw Communictions, Inc. Class B	4,800	101,335
ShawCor, Ltd.	2,400	86,931
Sherritt International Corp.	37,646	328,582
#Shoppers Drug Mart Corp.	1,000	36,810
*Shore Gold, Inc.	15,000	11,984
*Sierra Wireless, Inc.	7,700	108,808
*Silver Standard Resources, Inc.	4,000	92,395
*Silver Wheaton Corp.	9,100	280,720
Silvercorp Metals, Inc.	16,100	170,269
#*Sino-Forest Corp.	17,600	382,811
SNC-Lavalin Group, Inc.	900	52,732
*Softchoice Corp.	3,100	26,872
*Sprott Resource Corp.	21,983	110,864
*Sprott Resource Lending Corp.	29,091	51,131
#Sprott, Inc.	4,000	34,034
*Stantec, Inc.	5,420	154,586
Stella-Jones, Inc.	1,400	48,249

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
#*Stornoway Diamond Corp.	56,000	$32,436
#*Strateco Resources, Inc.	14,500	17,666
#Student Transportation, Inc.	5,364	33,962
#Sun Life Financial, Inc.	19,778	622,365
Suncor Energy, Inc.	29,572	1,224,402
*SunOpta, Inc.	11,327	83,481
#Superior Plus Corp.	12,867	151,883
#*Swisher Hygiene, Inc.	4,600	28,803
*SXC Health Solutions Corp.	2,000	96,270
Talisman Energy, Inc.	45,748	1,048,044
#*Tanzanian Royalty Exploration Corp.	11,520	73,629
*Taseko Mines, Ltd.	17,200	97,393
Teck Resources, Ltd. Class B	17,000	1,029,660
Telus Corp. Non-Voting	5,300	252,416
*Terra Energy Corp.	2,608	3,099
#*Theratechnologies, Inc.	2,900	17,087
#*Thompson Creek Metals Co., Inc.	17,300	234,790
#Thomson Reuters Corp.	10,416	416,078
Tim Hortons, Inc.	3,900	159,607
*Timminco, Ltd.	25,200	14,596
*TMX Group, Inc.	800	30,455
#*Torex Gold Resources, Inc.	64,700	93,689
Toromont Industries, Ltd.	2,500	78,469
#Toronto Dominion Bank	11,000	823,448
#Torstar Corp. Class B	7,000	98,357
Total Energy Services, Inc.	2,800	39,986
#TransAlta Corp.	16,900	349,021
#TransCanada Corp.	11,267	411,254
Transcontinental, Inc. Class A	10,300	175,173
TransForce, Inc.	10,391	139,674
*Transglobe Energy Corp.	6,300	76,756
#Trican Well Service, Ltd.	16,200	354,949
#Trilogy Energy Corp.	4,700	66,603
Trinidad Drilling, Ltd.	18,900	136,274
TVA Group, Inc. Class B	653	9,391
*Twin Butte Energy, Ltd.	13,800	36,934
#*U308 Corp.	2,844	2,585
#*UEX Corp.	29,800	68,448
Uni-Select, Inc.	1,800	50,781
#Uranium One, Inc.	67,300	440,221
*Ur-Energy, Inc.	5,500	17,851
#*Valeant Pharmaceuticals International, Inc.	16,500	601,273
*Vecima Network, Inc.	700	3,212
*Vector Aerospace Corp.	3,200	32,596
*Vero Energy, Inc.	6,579	39,946
*Viterra, Inc.	34,400	401,937
WaterFurnace Renewable Energy, Inc.	913	22,858
*Wesdome Gold Mines, Ltd.	14,500	39,242
West Fraser Timber Co., Ltd.	4,525	228,024
*Westaim Corp.	15,500	9,442
*Western Coal Corp.	3,400	42,443
Western Financial Group, Inc.	5,500	22,629
#*Western Forest Products, Inc.	1,500	1,153
Westjet Airlines, Ltd.	700	9,598
Wi-Lan, Inc.	11,400	75,366
Winpak, Ltd.	3,194	38,404
*Xtreme Coil Drilling Corp.	1,400	6,851
Yamana Gold, Inc.	29,500	332,017
#Yellow Media, Inc.	1,534	9,391
*YM Biosciences, Inc.	2,600	6,439

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Yukon-Nevada Gold Corp.	82,949	$55,501

TOTAL CANADA		47,053,401

DENMARK — (1.0%)
A.P. Moller - Maersk A.S.	27	263,010
#Alk-Abello A.S.	1,001	65,855
*Alm. Brand A.S.	1,350	3,073
*Amagerbanken A.S.	38,975	25,227
Auriga Industries A.S. Series B	4,476	74,106
#*Bang & Olufsen Holdings A.S.	8,608	108,590
*Bavarian Nordic A.S.	1,984	95,699
Carlsberg A.S. Series B	3,767	374,511
Coloplast A.S.	595	86,511
D/S Norden A.S.	2,817	95,629
Danisco A.S.	4,197	510,090
*Danske Bank A.S.	9,580	256,913
*DFDS A.S.	816	69,116
#DSV A.S.	11,779	246,049
East Asiatic Co., Ltd. A.S.	3,037	92,933
FLSmidth & Co. A.S.	3,296	283,221
*Genmab A.S.	4,878	56,664
*GN Store Nord A.S.	29,265	280,311
#*Greentech Energy Systems A.S.	11,376	35,346
*H&H International A.S. Series B	1,940	23,548
#H. Lundbeck A.S.	1,967	40,835
Harboes Bryggeri A.S.	511	12,839
Jeudan A.S.	667	53,868
*Jyske Bank A.S.	5,666	254,693
*NeuroSearch A.S.	2,979	47,445
#NKT Holding A.S.	2,916	169,994
*Nordjyske Bank A.S.	140	2,886
*Norresundby Bank A.S.	195	6,357
#*Parken Sport & Entertainment A.S.	848	17,229
#Per Aarsleff A.S. Series B	320	25,587
*Ringkjoebing Landbobank A.S.	919	125,149
Rockwool International A.S.	804	94,730
#*Royal Unibrew A.S.	1,489	94,464
Schouw & Co. A.S.	3,028	69,236
SimCorp A.S.	110	16,770
*Sjaelso Gruppen A.S.	900	2,103
Solar Holdings A.S. Series B	770	61,721
#*Spar Nord Bank A.S.	6,403	68,780
*Sydbank A.S.	9,864	284,852
Thrane & Thrane A.S.	913	43,427
Tivoli A.S.	1	613
*TK Development A.S.	4,894	20,483
#*Topdanmark A.S.	910	131,431
*TopoTarget A.S.	54,995	33,092
*Torm A.S.	1,131	8,114
*Torm A.S. ADR	1,653	11,835
Trygvesta A.S.	250	13,581
*Vestas Wind Systems A.S.	852	29,228
*Vestjysk Bank A.S.	1,419	17,627

TOTAL DENMARK		4,805,371

FINLAND — (1.9%)
#Ahlstrom Oyj	4,550	98,349
Alma Media Oyj	4,556	53,425
Amer Sports Oyj Series A	17,218	241,139
Aspo Oyj	461	5,751
Atria P.L.C.	4,091	49,221

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FINLAND — (Continued)
Bank of Aland P.L.C.	23	$601
#Cargotec Oyj Series B	3,593	167,848
*Cramo Oyj	5,196	137,275
*Elektrobit Corp. Oyj	47,687	47,116
Elisa Oyj	5,993	131,892
*Finnair Oyj	17,010	116,480
*Finnlines Oyj	894	9,667
Fiskars Oyj Abp Series A	3,717	88,238
Fortum Oyj	4,385	134,930
#F-Secure Oyj	14,826	45,079
*Glaston Oyj Abp	3,905	5,545
HKScan Oyj	4,025	42,987
Huhtamaki Oyj	11,140	161,539
KCI Konecranes Oyj	4,682	196,568
Kemira Oyj	13,643	212,644
Kesko Oyj	8,512	409,045
Kone Oyj Series B	1,602	87,301
Laennen Tehtaat Oyj	276	6,740
Lassila & Tikanoja Oyj	3,560	67,689
*Lemminkainen Oyj	1,151	40,543
Metso Corp. Oyj	9,359	499,760
*M-Real Oyj Series B	63,033	279,358
Neste Oil Oyj	12,806	241,850
Nokian Renkaat Oyj	2,400	86,504
Okmetic Oyj	2,360	18,198
Olvi Oyj Series A	882	40,644
Oriola-KD Oyj Series B	18,479	81,641
Orion Oyj Series A	2,212	49,992
Orion Oyj Series B	2,547	57,560
#Outokumpu Oyj	10,262	191,151
Outotec Oyj	3,651	204,822
PKC Group Oyj	2,649	55,126
Pohjola Bank P.L.C.	21,384	285,192
Ponsse Oyj	608	9,325
#Poyry Oyj	2,503	30,561
Raisio P.L.C.	24,314	85,917
#Ramirent Oyj	8,349	115,422
*Rautaruukki Oyj Series K	4,960	123,782
Ruukki Group Oyj	27,643	74,338
Sampo Oyj	16,901	498,310
Sanoma Oyj	9,891	231,251
Scanfil Oyj	9,299	39,567
Stockmann Oyj Abp Series A	2,666	99,228
#Stockmann Oyj Abp Series B	2,901	93,258
Stora Enso Oyj Series R	60,768	722,873
*Tecnomen Lifetree Oyj	19,577	16,891
Tieto Oyj	7,471	157,321
#*Tikkurila Oyj	1,961	42,448
UPM-Kymmene Oyj	49,028	1,009,405
#Uponor Oyj Series A	6,171	107,324
#Vacon Oyj	453	24,197
Vaisala Oyj Series A	1,578	45,725
Wartsila Corp. Oyj Series B	4,107	317,351
Yit Oyj	12,506	315,344

TOTAL FINLAND		8,809,248

FRANCE — (6.2%)
ABC Arbitrage SA	4,641	46,778
Accor SA	1,453	66,383
Aeroports de Paris SA	371	31,166
*Air France-KLM SA	13,938	254,461

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
*Alcatel-Lucent SA	29,921	$99,709
#*Alcatel-Lucent SA Sponsored ADR	25,100	83,081
Alstom SA	1,356	75,677
*Altamir Amboise SA	1,017	9,039
ALTEN SA	4,315	150,130
#*Altran Technologies SA	25,987	127,873
April Group SA	2,709	86,460
#*Archos SA	3,060	20,885
Arkema SA	6,821	474,341
*Artprice.com SA	2,054	24,535
Assystem SA	1,977	40,406
#*Atari SA	4,540	18,679
*Atos Origin SA	9,222	513,083
Audika SA	1,518	36,511
AXA SA	17,947	379,826
AXA SA Sponsored ADR	14,588	309,849
#*Beneteau SA	4,684	101,000
#*BioAlliance Pharma SA	1,771	14,540
bioMerieux SA	175	19,078
BNP Paribas SA	17,927	1,338,045
Boiron SA	1,252	48,624
*Bonduelle SCA	1,176	111,417
Bongrain SA	1,358	111,321
#Bourbon SA	3,661	162,687
*Boursorama SA	5,104	56,937
Bouygues SA	2,157	100,145
#*Bull SA	15,005	66,160
Canal Plus SA	10,401	78,994
Capgemini SA	6,863	345,263
Casino Guichard Perrachon SA	2,867	279,958
*Cegedim SA	906	56,922
CEGID Group SA	622	18,282
Cie de Saint-Gobain SA	16,388	945,338
*Cie Generale de Geophysique - Veritas Sponsored ADR	16,300	496,335
Cie Generale des Establissements Michelin SA Series B	8,962	652,212
Cie Generale D’Optique Essilor Intenational SA	884	59,102
Ciments Francais SA	1,165	103,536
#*Club Mediterranee SA	2,114	48,416
CNP Assurances SA	9,044	199,704
Credit Agricole SA	17,468	257,784
Danone SA	1,099	66,073
Dassault Systemes SA	955	74,984
Delachaux SA	1,475	127,058
*Derichebourg SA	16,609	140,786
*Devoteam SA	983	24,724
*DreamNex SA	1,044	39,460
*Edenred SA	1,453	34,685
#EDF Energies Nouvelles SA	842	36,402
Eiffage SA	621	31,910
Electricite de Strasbourg SA	88	14,446
Entrepose Contracting SA	230	33,654
Eramet SA	99	35,165
Esso S.A.F.	391	55,932
Establissements Maurel et Prom SA	9,531	178,412
*Etam Developpement SA	588	28,528
*Euler Hermes SA	2,397	220,534
*Euro Disney SCA	2,997	17,883
#*Eurofins Scientific SA	808	54,033
*European Aeronautic Defence & Space Co. SA	17,110	493,360
Eutelsat Communications SA	2,295	83,714
#Faiveley Transport SA	1,127	100,493

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
*Faurecia SA	1,619	$56,160
Fimalac SA	796	34,584
*Flo Groupe SA	2,320	15,255
France Telecom SA	5,563	121,330
France Telecom SA Sponsored ADR	3,032	66,552
*GameLoft SA	6,034	40,814
GDF Suez SA	22,709	899,501
Gemalto NV	5,350	270,281
*GFI Informatique SA	7,854	34,727
GIFI SA	800	66,735
GL Events SA	2,268	77,086
Groupe Eurotunnel SA	35,592	345,839
Groupe Steria SCA	7,894	227,574
Guerbet SA	89	7,624
Guyenne et Gascogne SA	875	110,044
*Haulotte Group SA	3,182	49,847
Havas SA	36,122	189,062
Hermes International SA	280	56,390
#*Hi-Media SA	2,302	12,517
#Iliad SA	182	19,341
Imerys SA	2,826	186,133
*IMS International Metal Service SA	2,357	43,000
Ingenico SA	6,541	242,762
Ipsos SA	2,404	116,563
*JCDecaux SA	5,664	181,029
*Kaufman & Broad SA	229	7,231
Korian SA	1,978	46,902
Lafarge SA	9,451	560,899
Lagardere SCA	11,421	507,696
#Laurent-Perrier SA	548	56,651
*LDC SA	210	21,750
Legrand SA	2,723	109,631
Lisi SA	586	44,069
LVL Medical Groupe SA	168	3,425
M6 Metropole Television SA	2,311	56,375
Maisons France Confort SA	139	6,956
#*Manitou BF SA	3,827	110,192
Manutan International SA	234	16,172
*Meetic SA	2,881	66,327
Mersen SA	4,512	238,066
#*METabolic EXplorer SA	2,008	17,426
*Natixis SA	99,455	528,133
Naturex SA	282	16,584
#Neopost SA	1,272	115,071
Nexans SA	3,461	277,653
Nexity SA	3,044	140,521
#*NicOx SA	57,057	172,873
Norbert Dentressangle SA	920	96,935
NRJ Group SA	3,822	43,423
*Oeneo SA	4,862	15,260
Orpea SA	4,069	191,443
#*PagesJaunes Groupe SA	3,741	38,368
*Parrot SA	206	6,850
Pernod-Ricard SA	1,856	176,522
*Peugeot SA	14,681	613,869
Pierre & Vacances SA	1,062	93,151
Plastic Omnium SA	1,635	127,673
PPR SA	3,639	580,528
Publicis Groupe SA	1,966	101,135
Rallye SA	4,366	197,101
#*Recylex SA	8,909	85,472

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Remy Cointreau SA	1,704	$120,365
*Renault SA	11,104	725,876
*Rexel SA	19,197	431,952
*Rhodia SA	4,862	145,035
#Robertet SA	246	37,102
*Rodriguez Group SA	5,653	38,157
Rubis SA	844	97,997
*Sa des Ciments Vicat SA	912	69,371
Safran SA	9,351	337,846
Saft Groupe SA	3,925	148,744
SAMSE SA	40	4,267
Sanofi-Aventis SA	3,769	257,584
Sanofi-Aventis SA ADR	880	30,281
*Sartorius Stedim Biotech SA	1,037	55,564
Schneider Electric SA	2,313	360,119
SCOR SE	17,640	488,117
SEB SA	1,919	190,483
*Seche Environnement SA	1,054	90,163
Sechilienne SA	847	23,923
SeLoger.com SA	1,676	86,823
#*Sequana SA	5,902	111,725
SES SA	3,759	90,537
Societe BIC SA	1,862	159,966
Societe Generale Paris SA	11,864	766,333
Societe Marseillaise du Tunnel Prado Carenage SA	200	7,113
Societe Television Francaise 1 SA	5,469	106,090
Sodexo SA	724	49,782
#*Soitec SA	21,495	265,869
Somfy SA	303	76,048
Sopra Group SA	565	52,776
#Stallergenes SA	707	57,026
Stef-TFE SA	1,194	66,650
STMicroelectronics NV	42,736	516,913
STMicroelectronics NV ADR	20,800	252,096
Sucriere de Pithiviers Le Vieil SA	11	12,788
*Sword Group SA	1,042	32,277
Synergie SA	2,662	75,770
Technip SA	2,861	277,945
Teleperformance SA	4,781	172,054
Thales SA	2,203	81,844
#*Theolia SA	11,760	19,461
Total SA	5,026	294,103
#Total SA Sponsored ADR	3,100	182,187
*Transgene SA	1,632	34,327
*Trigano SA	3,671	123,159
#*UbiSoft Entertainment SA	23,452	275,473
Union Financiere de France Banque SA	730	28,785
*Valeo SA	5,658	331,653
Vallourec SA	1,238	134,547
Viel et Compagnie SA	9,940	40,707
#Vilmorin & Cie SA	983	119,050
Vinci SA	3,741	215,996
Virbac SA	612	94,929
Vivendi SA	21,998	628,860
VM Materiaux SA	25	1,468
Zodiac Aerospace SA	3,640	271,346

TOTAL FRANCE		29,139,413

GERMANY — (5.0%)
*Aareal Bank AG	5,698	176,123
Adidas-Salomon AG	3,414	212,461

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
*ADVA AG Optical Networking	8,160	$71,020
#*Air Berlin P.L.C.	9,292	44,451
#Aixtron AG	1,578	65,157
Allianz SE	4,301	599,167
Allianz SE Sponsored ADR	11,988	167,352
Amadeus Fire AG	140	6,472
#*Arques Industries AG	14,453	86,771
#Asian Bamboo AG	1,832	97,812
*Augusta Technologie AG	1,775	41,586
Aurubis AG	6,210	351,219
Axel Springer AG	1,016	161,377
Baader Bank AG	174	773
*Balda AG	4,364	43,341
*Bauer AG	1,790	91,304
Bayerische Motoren Werke AG	8,606	660,486
BayWa AG	1,726	78,368
Bechtle AG	1,815	75,071
Beiersdorf AG	263	14,436
*Bertrandt AG	498	35,935
Bilfinger Berger SE	3,408	301,479
Biotest AG	376	24,465
#*Borussia Dortmund GmbH & Co. KGaA	13,961	55,968
Carl Zeiss Meditec AG	3,515	67,280
*Celesio AG	5,340	134,866
CENIT AG	1,384	10,577
*Centrotec Sustainable AG	1,644	44,904
#*Centrotherm Photovoltaics AG	1,404	57,655
Cewe Color Holding AG	786	35,779
Comdirect Bank AG	3,526	39,185
#*Commerzbank AG	48,051	369,203
#*Constantin Medien AG	11,950	26,886
*Continental AG	515	40,565
CropEnergies AG	2,546	20,203
CTS Eventim AG	786	50,635
*Curanum AG	1,535	5,111
DAB Bank AG	711	4,581
*Daimler AG	10,656	782,117
*Delticom AG	800	66,263
*Demag Cranes AG	2,568	124,181
Deutsche Bank AG	30,792	1,802,872
*Deutsche Beteiligungs AG	2,549	72,640
Deutsche Boerse AG	1,211	92,348
*Deutsche Lufthansa AG	21,721	456,388
Deutsche Post AG	26,899	494,061
Deutsche Telekom AG	13,469	180,055
Deutsche Telekom AG Sponsored ADR	26,160	348,451
*Deutz AG	17,349	145,200
*Dialog Semiconductor P.L.C.	3,072	69,370
Douglas Holding AG	5,046	271,550
Drillisch AG	10,745	88,209
*Duerr AG	505	16,898
*E.ON AG	33,461	1,118,853
Eckert & Ziegler AG	837	30,683
Elexis AG	786	14,012
*Elmos Semiconductor AG	1,774	24,436
ElreingKlinger AG	2,547	82,120
*Epigenomics AG	5,500	12,550
*Euromicron AG	463	14,372
*Evotec AG	18,777	85,290
Fielmann AG	103	9,377
Fraport AG	2,352	165,917

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Freenet AG	17,495	$205,653
Fresenius Medical Care AG & Co KGaA ADR	900	52,704
Fresenius SE & Co KGaA	820	71,632
GEA Group AG	11,548	329,984
Generali Deutschland Holding AG	2,193	272,885
*Gerresheimer AG	5,778	239,653
Gerry Weber International AG	1,050	50,399
Gesco AG	631	46,997
GFK SE	1,582	81,907
Gildemeister AG	9,056	194,285
*Grammer AG	1,752	40,184
#Grenkeleasing AG	1,404	75,177
*H&R WASAG AG	1,202	33,735
Hamburger Hafen und Logistik AG	933	41,298
Hannover Rueckversicherung AG	5,494	307,270
#*Heidelberger Druckmaschinen AG	34,965	166,859
Heidelberger Zement AG	5,827	383,779
Henkel AG & Co. KGaA	1,143	58,833
Hochtief AG	1,845	163,290
*Homag Group AG	168	3,615
Indus Holding AG	2,535	75,868
*Infineon Technologies AG ADR	71,560	786,444
Interseroh SE	497	31,347
#*IVG Immobilien AG	15,461	151,406
*Jenoptik AG	11,659	88,782
#K&S AG	1,066	78,856
Kizoo AG	1,753	20,928
#*Kloeckner & Co. SE	12,016	386,590
*Koenig & Bauer AG	371	8,673
Kontron AG	12,998	149,314
#*Krones AG	2,060	134,396
KSB AG	37	30,356
*Kuka AG	4,102	97,977
KWS Saat AG	348	68,192
Lanxess AG	6,296	457,373
*Leoni AG	5,913	250,250
Linde AG	1,001	146,149
#Loewe AG	2,395	21,005
*LPKF Laser & Electronics AG	494	9,640
MAN SE	3,183	370,507
*Manz Automation AG	978	63,189
#*Medigene AG	6,077	18,181
Medion AG	3,623	60,154
*Merck KGaA	3,260	279,211
Metro AG	1,104	77,854
#MLP AG	6,737	71,677
*Morphosys AG	3,794	99,743
MTU Aero Engines Holding AG	3,629	257,283
Muehlbauer Holding & Co. AG	110	6,188
Munchener Rueckversicherungs-Gesellschaft AG	1,851	290,157
MVV Energie AG	320	11,860
Nemetschek AG	206	9,082
#*Nordex SE	5,713	42,190
#OHB Technology AG	406	7,897
*Paion AG	2,436	7,462
*Patrizia Immobilien AG	4,873	32,975
Pfeiffer Vacuum Technology AG	740	85,746
#*Pfleiderer AG	6,234	14,625
*Phoenix Solar AG	1,921	58,607
*PNE Wind AG	11,127	28,115
Porsche Automobil Holding SE	3,520	328,501

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
#Praktiker Bau-und Heimwerkermaerkte Holding AG	11,377	$116,430
#PSI AG fuer Produkte und Systeme der Informationstechnologie	1,387	31,649
#Puma AG Rudolf Dassler Sport	203	62,657
#*Q-Cells SE	24,106	82,229
#*QIAGEN NV	5,086	93,301
#*QSC AG	16,029	71,379
R. Stahl AG	325	11,971
Rational AG	372	77,073
Repower Systems AG	51	8,572
Rheinmetall AG	3,053	261,010
Rhoen-Klinikum AG	8,882	207,603
*Roth & Rau AG	3,472	71,097
Salzgitter AG	3,706	301,238
#*SGL Carbon SE	8,682	328,047
#*Singulus Technologies AG	11,846	68,396
Sixt AG	701	31,524
*SKW Stahl-Metallurgie Holding AG	282	7,418
*Sky Deutschland AG	75,365	284,666
Software AG	1,142	180,828
#*Solar Millennium AG	2,702	65,423
#*Solarworld AG	15,913	157,309
#*Solon SE	2,458	7,490
Stada Arzneimittel AG	5,750	213,959
Stratec Biomedical Systems AG	386	16,791
Suedzucker AG	6,185	165,122
*Suss Microtec AG	3,323	48,957
Symrise AG	5,966	168,432
*TAG Immobilien AG	2,100	18,573
Takkt AG	774	12,176
Telegate AG	577	6,185
#ThyssenKrupp AG	11,447	465,372
*Tipp24 SE	290	12,732
Tognum AG	3,370	84,930
#*TUI AG	23,032	317,826
United Internet AG	4,184	69,339
*Verbio AG	1,930	11,402
#*Versatel AG	311	2,046
#Volkswagen AG	582	88,541
#Vossloh AG	1,027	127,464
*VTG AG	1,420	28,424
Wacker Chemie AG	249	45,161
*Wacker Neuson SE	2,164	36,142
*Washtec AG	5,709	68,785
#Wincor Nixdorf AG	942	71,806
#Wirecard AG	5,519	88,141
*XING AG	84	4,598
Zhongde Waste Technology AG	700	10,650

TOTAL GERMANY		23,683,990

GREECE — (0.8%)
*Agricultural Bank of Greece S.A.	37,863	39,391
Alapis Holding Industrial & Commercial S.A. of Pharmaceutical Chemical Products	13,244	9,626
*Alpha Bank A.E.	48,420	284,065
*Anek Lines S.A.	13,184	4,141
*Attica Bank S.A.	7,104	9,494
Bank of Cyprus Public Co., Ltd. S.A.	15,123	64,028
Bank of Greece S.A.	2,164	103,747
Coca-Cola Hellenic Bottling Co. S.A.	1,201	35,341
#Coca-Cola Hellenic Bottling Co. S.A. ADR	1,600	47,504
Diagnostic & Therapeutic Center of Athens Hygeia S.A.	22,441	20,608
*EFG Eurobank Ergasias S.A.	35,968	211,041

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GREECE — (Continued)
Ellaktor S.A.	34,782	$179,772
*Emporiki Bank of Greece S.A.	2,580	5,649
EYDAP Athens Water Supply & Sewage Co. S.A.	3,597	24,360
*Folli Follie Group S.A.	3,941	77,808
*Forthnet S.A.	10,853	9,502
Fourlis Holdings S.A.	6,512	49,848
Frigoglass S.A.	2,761	42,508
GEK Terna S.A.	17,522	85,081
*Geniki Bank S.A.	1,024	2,739
Hellenic Exchanges S.A.	12,347	94,678
Hellenic Petroleum S.A.	13,659	130,112
Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	4,500	22,680
Heracles General Cement Co. S.A.	2,107	13,585
Iaso S.A.	4,628	8,486
*Intracom Holdings S.A.	16,398	11,453
*Intralot S.A. Integrated Lottery Systems & Services	31,351	107,713
J&P-Avax S.A.	1,561	2,919
JUMBO S.A.	16,136	112,201
*Lamda Development S.A.	2,665	14,209
Marfin Investment Group S.A.	186,336	183,183
Marfin Popular Bank PCL	28,442	42,001
Metka S.A.	7,022	102,876
Michaniki S.A.	4,019	2,529
Motor Oil (Hellas) Corinth Refineries S.A.	10,401	131,841
*Mytilineos Holdings S.A.	25,204	180,867
*National Bank of Greece S.A.	32,979	320,331
National Bank of Greece S.A. ADR	41,442	79,154
OPAP S.A.	1,860	37,548
#*Piraeus Bank S.A.	139,019	315,653
*Proton Bank S.A.	1,750	1,700
Public Power Corp. S.A.	2,464	40,219
Sarantis S.A.	1,038	4,197
*Sidenor Steel Products Manufacturing Co. S.A.	7,296	31,500
*Teletypos S.A. Mega Channel	1,037	2,387
Terna Energy S.A.	11,267	55,102
Titan Cement Co. S.A.	5,750	121,467
*TT Hellenic Postbank S.A.	27,567	119,473
*Viohalco S.A.	18,808	115,217

TOTAL GREECE		3,711,534

HONG KONG — (2.6%)
AAC Acoustic Technologies Holdings, Inc.	8,000	21,842
Alco Holdings, Ltd.	68,000	32,006
Allied Group, Ltd.	6,000	22,343
Allied Properties, Ltd.	650,540	126,285
*Apac Resources, Ltd.	820,000	52,295
*APT Satellite Holdings, Ltd.	52,000	19,889
#*Artel Solutions Group Holdings, Ltd.	525,000	19,541
*Artini China Co., Ltd.	196,000	12,367
Asia Financial Holdings, Ltd.	98,000	45,063
Asia Satellite Telecommunications Holdings, Ltd.	27,000	46,741
Asia Standard International Group, Ltd.	230,000	58,648
*Associated International Hotels, Ltd.	4,000	8,928
Aupu Group Holding Co., Ltd.	138,000	19,913
Bank of East Asia, Ltd.	26,869	117,298
*Bel Global Resources Holdings, Ltd.	610,000	11,632
*Birmingham International Holdings, Ltd.	326,000	9,692
BOC Hong Kong Holdings, Ltd.	9,000	29,101
#*Bonjour Holdings, Ltd.	168,000	30,281
Bossini International Holdings, Ltd.	160,000	18,345
*Burwill Holdings, Ltd.	774,000	51,732

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
C C Land Holdings, Ltd.	209,000	$76,507
Cafe de Coral Holdings, Ltd.	8,000	19,180
*Capital Estate, Ltd.	456,500	24,711
Cathay Pacific Airways, Ltd.	29,000	73,575
CCT Telecom Holdings, Ltd.	6,000	818
Celestial Asia Securities Holdings, Ltd.	366,000	28,591
Century City International Holdings, Ltd.	213,200	16,442
Century Sunshine Group Holdings, Ltd.	200,000	7,202
*Chaoyue Group, Ltd.	15,000	938
Cheung Kong Holdings, Ltd.	26,000	431,747
Cheung Kong Infrastructure Holdings, Ltd.	11,000	52,099
Chevalier International Holdings, Ltd.	20,000	24,409
Chevalier Pacific Holdings, Ltd.	160,000	5,861
*China Boon Holdings, Ltd.	300,000	15,428
#*China Energy Development Holdings, Ltd.	232,000	12,823
*China Flavors & Fragrances Co., Ltd.	16,082	4,052
*China Infrastructure Investment, Ltd.	532,000	21,895
*China Mandarin Holdings, Ltd.	425,600	17,984
China Metal International Holdings, Ltd.	162,000	53,610
*China Ocean Shipbuilding Industry Group, Ltd.	125,000	2,826
*China Pipe Group, Ltd.	2,320,000	11,655
*China Public Procurement, Ltd.	148,000	12,908
*China Renji Medical Group, Ltd.	1,318,000	10,143
*China Solar Energy Holdings, Ltd.	640,000	10,069
*China Sonangol Resources Enterprise, Ltd.	28,000	5,442
*China Strategic Holdings, Ltd.	295,000	9,429
China Sunshine Paper Holdings Co., Ltd.	24,000	6,618
China Taisan Technology Group Holdings, Ltd.	69,000	10,057
*China Timber Resources Group, Ltd.	1,100,000	60,072
China Ting Group Holdings, Ltd.	162,000	26,080
*China WindPower Group, Ltd.	260,000	25,078
*China Yunnan Tin Minerals Group Co., Ltd.	1,195,200	16,340
*Chinasoft International, Ltd.	30,000	7,408
#Chong Hing Bank, Ltd.	8,000	23,345
Chow Sang Sang Holdings, Ltd.	40,000	83,943
Chu Kong Shipping Development Co., Ltd.	170,000	42,180
*Chuang’s China Investments, Ltd.	375,000	28,058
Chuang’s Consortium International, Ltd.	262,243	37,905
#Citic 1616 Holdings, Ltd.	103,000	32,234
*CK Life Sciences International Holdings, Inc.	648,000	50,051
*CNT Group, Ltd.	406,000	18,603
Continental Holdings, Ltd.	640,000	13,307
*Cosmos Machinery Enterprises, Ltd.	162,000	22,327
*CP Lotus Corp.	260,000	10,180
Cross-Harbour Holdings, Ltd. (The)	7,000	6,166
*CSI Properties, Ltd.	1,340,000	39,226
*Culture Landmark Investment, Ltd.	792,000	19,430
Dah Sing Banking Group, Ltd.	39,160	69,321
Dah Sing Financial Holdings, Ltd.	19,800	138,984
*Dan Form Holdings Co., Ltd.	104,000	12,991
*DBA Telecommunication Asia Holdings, Ltd.	76,000	16,067
*Dejin Resources Group Co., Ltd.	134,000	5,346
Dickson Concepts International, Ltd.	76,500	59,857
Eagle Nice International Holdings, Ltd.	84,000	23,765
EcoGreen Fine Chemicals Group, Ltd.	4,000	1,531
Emperor Entertainment Hotel, Ltd.	25,000	6,063
Emperor International Holdings, Ltd.	63,000	12,756
*Emperor Watch & Jewellery, Ltd.	50,000	7,348
#*ENM Holdings, Ltd.	172,000	17,590
*EPI Holdings, Ltd.	2,180,000	15,145
Esprit Holdings, Ltd.	4,567	21,714

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*eSun Holdings, Ltd.	198,000	$47,797
EVA Precision Industrial Holdings, Ltd.	38,000	33,013
Far East Consortium International, Ltd.	131,000	34,062
First Pacific Co., Ltd.	211,200	183,022
*Fong’s Industries Co., Ltd.	8,000	5,406
*Fountain SET Holdings, Ltd.	134,000	25,413
*Foxconn International Holdings, Ltd.	103,000	73,237
*Frasers Property China, Ltd.	124,000	3,273
*Freeman Corp., Ltd.	265,000	10,718
Fubon Bank Hong Kong, Ltd.	30,000	19,013
#*Galaxy Entertainment Group, Ltd.	90,000	139,169
#*Genting Hong Kong, Ltd.	400,000	184,818
Get Nice Holdings, Ltd.	304,000	21,996
Giordano International, Ltd.	242,000	143,998
*Global Green Tech Group, Ltd.	198,000	2,139
Glorious Sun Enterprises, Ltd.	122,000	52,728
*Golden Resorts Group, Ltd.	776,000	44,782
Golden Resources Development International, Ltd.	90,000	6,382
*Goldin Properties Holdings, Ltd.	86,000	50,178
Great Eagle Holdings, Ltd.	37,788	126,735
Guangnan Holdings, Ltd.	194,000	48,015
*Guojin Resources Holdings, Ltd.	156,000	4,877
Haitong International Securities Group, Ltd.	28,270	20,269
Hang Lung Group, Ltd.	36,000	225,994
Hang Ten Group Holdings, Ltd.	116,000	27,703
*Hannstar Board International Holdings, Ltd.	152,000	22,336
Harbour Centre Development, Ltd.	29,000	40,302
Henderson Investment, Ltd.	316,000	30,507
Henderson Land Development Co., Ltd.	11,066	77,145
HKR International, Ltd.	86,400	54,322
Hon Kwok Land Investment Co., Ltd.	62,000	25,123
Hong Kong & Shanghai Hotels, Ltd.	79,500	139,659
Hong Kong Ferry Holdings, Ltd.	24,000	23,220
#Hong Kong Resources Holdings Co., Ltd.	137,700	15,993
*Hongkong Chinese, Ltd.	84,000	18,119
Hopewell Holdings, Ltd.	58,000	188,532
#Huafeng Group Holdings, Ltd.	228,000	10,847
Hung Hing Printing Group, Ltd.	150,000	65,397
*Huscoke Resources Holdings, Ltd.	832,000	42,745
*Hutchison Harbour Ring, Ltd.	180,000	23,090
Hutchison Telecommunications Hong Kong Holdings, Ltd.	36,000	12,223
Hutchison Whampoa, Ltd.	39,000	457,169
*I-Cable Communications, Ltd.	100,000	12,240
*IDT International, Ltd.	434,000	12,134
IPE Group, Ltd.	195,000	34,164
#IT, Ltd.	136,000	92,444
*Jinhui Holdings, Ltd.	41,000	13,289
*Jiuzhou Development Co., Ltd.	178,000	16,509
*JLF Investment Co., Ltd.	120,000	11,154
Johnson Electric Holdings, Ltd.	266,000	190,645
#K Wah International Holdings, Ltd.	98,000	44,646
*Kam Hing International Holdings, Ltd.	218,000	42,021
Kantone Holdings, Ltd.	420,000	6,623
Keck Seng Investments (Hong Kong), Ltd.	48,000	24,652
Kerry Properties, Ltd.	41,000	220,520
Kin Yat Holdings, Ltd.	12,000	4,795
*King Stone Energy Group, Ltd.	980,000	23,004
Kingmaker Footwear Holdings, Ltd.	184,000	37,814
*Kiu Hung Energy Holdings, Ltd.	390,000	15,413
*Ko Yo Ecological Agrotech Group, Ltd.	1,300,000	36,636
*Kowloon Development Co., Ltd.	94,000	137,172

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*KTP Holdings, Ltd.	34,000	$7,526
*Lai Sun Development Co., Ltd.	1,720,000	62,236
*Lai Sun Garment International, Ltd.	138,000	18,470
#Le Saunda Holdings, Ltd.	62,000	30,339
Lerado Group Holdings Co., Ltd.	218,000	39,833
Li Heng Chemical Fibre Technologies, Ltd.	231,000	36,425
Lifestyle International Holdings, Ltd.	18,000	44,997
*Lippo China Resources, Ltd.	304,000	11,557
Lippo, Ltd.	63,000	31,041
*Lisi Group Holdings, Ltd.	420,000	30,667
Liu Chong Hing Investment, Ltd.	16,000	24,053
*Longrun Tea Group Co., Ltd.	170,000	14,401
Luk Fook Holdings International, Ltd.	22,000	68,647
Luks Industrial Group, Ltd.	4,000	1,390
*Lung Cheong International Holdings, Ltd.	324,000	17,143
Lung Kee (Bermuda) Holdings, Ltd.	38,000	25,636
Man Yue International Holdings, Ltd.	42,000	11,984
*Mei Ah Entertainment Group, Ltd.	600,000	12,642
Melco International Development, Ltd.	82,000	61,173
Midland Holdings, Ltd.	36,000	29,154
*Midland IC&I, Ltd.	3,550,000	38,433
*Ming Fai International Holdings, Ltd.	126,000	45,523
*Ming Fung Jewellery Group, Ltd.	336,000	32,408
Miramar Hotel & Investment Co., Ltd.	18,000	22,325
*Mongolia Energy Corp., Ltd.	102,000	28,695
MTR Corp., Ltd.	5,025	18,523
#Neo-Neon Holdings, Ltd.	64,000	33,637
*New Times Energy Corp., Ltd.	1,338,000	32,691
New World Development Co., Ltd.	122,504	235,263
Neway Group Holdings, Ltd.	900,000	33,004
*Newocean Green Energy Holdings, Ltd.	106,000	20,316
*Next Media, Ltd.	62,000	8,839
#*North Asia Resources Holdings, Ltd.	95,000	16,025
NWS Holdings, Ltd.	103,940	178,445
*Orange Sky Golden Harvest Entertainment Holdings, Ltd.	395,000	30,111
*Orient Overseas International, Ltd.	22,000	223,670
Oriental Watch Holdings, Ltd.	110,000	56,577
*Pacific Andes International Holdings, Ltd.	207,308	37,146
Pacific Basin Shipping, Ltd.	245,000	159,906
Pacific Century Premium Developments, Ltd.	45,000	8,457
Paliburg Holdings, Ltd.	108,000	41,440
Pan Asia Environmental Protection Group, Ltd.	78,000	15,342
PCCW, Ltd.	167,000	79,119
*Pearl Oriental Innovation, Ltd.	149,000	23,247
*Pico Far East Holdings, Ltd.	40,000	8,120
*PME Group, Ltd.	80,000	7,013
*PNG Resources Holdings, Ltd.	944,000	34,057
*Polytec Asset Holdings, Ltd.	415,000	70,422
Public Financial Holdings, Ltd.	48,000	33,897
*PYI Corp., Ltd.	992,000	53,204
Regal Hotels International Holdings, Ltd.	172,000	70,155
*Rising Development Holdings, Ltd.	74,000	15,350
Royale Furniture Holdings, Ltd.	52,000	27,253
Samling Global, Ltd.	508,000	39,948
*Samson Paper Holdings, Ltd.	316,000	25,773
SEA Holdings, Ltd.	62,000	40,205
Shangri-La Asia, Ltd.	73,666	192,586
Shenyin Wanguo, Ltd.	50,000	22,532
*Shougang Concord Grand Group, Ltd.	184,000	11,631
*Shougang Concord Technology Holdings, Ltd.	130,000	6,873
Shui On Construction & Materials, Ltd.	26,000	35,949

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
#Shun Tak Holdings, Ltd.	150,000	$93,763
Sing Tao News Corp., Ltd.	124,000	40,066
*Singamas Container Holdings, Ltd.	340,000	117,211
*Sino Dragon New Energy Holdings, Ltd.	400,000	67,331
Sino Land Co., Ltd.	126,464	240,858
*Sino Prosper State Gold Resources Holdings, Ltd.	560,000	28,625
*Sino-Tech International Holdings, Ltd.	400,000	13,925
*Sinotel Technologies, Ltd.	90,000	22,673
#Smartone Telecommunications Holdings, Ltd.	32,500	90,214
Solomon Systech International, Ltd.	472,000	29,458
South China (China), Ltd.	480,000	33,384
Stella International Holdings, Ltd.	20,000	43,499
*Suga International Holdings, Ltd.	68,000	21,580
Sun Hung Kai & Co., Ltd.	61,161	45,658
Sun Hung Kai Properties, Ltd.	10,000	167,926
*Superb Summit International Timber Co., Ltd.	313,000	15,780
*Sustainable Forest Holdings, Ltd.	360,000	18,102
*Tack Hsin Holdings, Ltd.	48,000	27,975
Tai Cheung Holdings, Ltd.	75,000	60,433
#Techtronic Industries Co., Ltd.	226,500	284,442
*Texhong Textile Group, Ltd.	42,000	39,333
Texwinca Holdings, Ltd.	18,000	19,540
#*Titan Petrochemicals Group, Ltd.	1,040,000	77,657
*Tomorrow International Holdings, Ltd.	390,000	20,174
Tongda Group Holdings, Ltd.	1,070,000	64,847
*Tonic Industries Holdings, Ltd.	14,000	2,218
Top Form International, Ltd.	172,000	15,472
*Town Health International Investments, Ltd.	76,000	13,646
Transport International Holdings, Ltd.	20,400	65,362
*TSC Offshore Group, Ltd.	45,000	11,121
Tse Sui Luen Jewellery International, Ltd.	28,000	20,285
#*United Laboratories International Holdings, Ltd. (The)	40,000	64,231
*Value Convergence Holdings, Ltd.	112,000	25,882
Value Partners Group, Ltd.	13,000	12,677
*Vantage International Holdings, Ltd.	90,000	12,470
Varitronix International, Ltd.	81,000	41,009
Victory City International Holdings, Ltd.	327,094	69,127
Vitasoy International Holdings, Ltd.	100,000	88,267
*Vongroup, Ltd.	175,000	1,717
*VST Holdings, Ltd.	62,000	22,709
Vtech Holdings, Ltd.	3,000	33,535
Water Oasis Group, Ltd.	104,000	16,044
Wharf Holdings, Ltd.	38,000	290,186
Wheelock & Co., Ltd.	50,000	203,033
Win Hanverky Holdings, Ltd.	100,000	15,065
Wing Hang Bank, Ltd.	7,000	94,469
*Wing Hing International Holdings, Ltd.	630,000	48,482
Wing On Co. International, Ltd.	30,000	62,355
*Wing Tai Properties, Ltd.	124,000	51,536
*Winteam Pharmaceutical Group, Ltd.	200,000	37,559
#Xingye Copper International Group, Ltd.	61,000	15,268
*Xinyi Glass Holdings, Ltd.	76,000	63,282
YGM Trading, Ltd.	2,000	4,497
Yue Yuen Industrial Holdings, Ltd.	24,000	82,923
Yugang International, Ltd.	1,900,000	20,037
*ZZNode Technologies Co., Ltd.	28,000	3,062

TOTAL HONG KONG		12,334,117

IRELAND — (0.7%)
*Aer Lingus Group P.L.C.	61,198	86,595
*Allied Irish Banks P.L.C.	61,456	19,558

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
IRELAND — (Continued)
*Anglo Irish Bank Corp. P.L.C.	105,210	$31,258
Bank of Ireland P.L.C. Sponsored ADR	47,310	97,932
C&C Group P.L.C.	38,954	181,947
*CRH P.L.C.	8,359	179,927
#CRH P.L.C. Sponsored ADR	19,235	419,515
DCC P.L.C.	14,241	421,407
*Dragon Oil P.L.C.	41,441	376,160
*Elan Corp. P.L.C.	4,564	30,881
*Elan Corp. P.L.C. Sponsored ADR	8,300	56,025
FBD Holdings P.L.C.	4,599	41,422
Glanbia P.L.C.	6,572	35,473
*Governor & Co. of the Bank of Ireland P.L.C. (The)	17	7
Grafton Group P.L.C.	35,291	165,213
Greencore Group P.L.C.	67,336	101,500
*Independent News & Media P.L.C.	1,274	1,044
*James Hardie Industries SE	2,812	17,610
*Kenmare Resources P.L.C.	71,237	39,148
Kerry Group P.L.C.	5,072	164,276
Kingspan Group P.L.C.	24,842	223,011
Paddy Power P.L.C.	3,568	140,542
*Smurfit Kappa Group P.L.C.	19,430	232,362
United Drug P.L.C.	41,528	122,734

TOTAL IRELAND		3,185,547

ISRAEL — (0.7%)
*Africa Israel Investments, Ltd.	7,982	65,260
Alon Holdings Blue Square Israel, Ltd.	1,554	13,749
*AL-ROV Israel, Ltd.	1,019	34,530
*Alvarion, Ltd.	9,464	19,949
*AudioCodes, Ltd.	4,091	28,226
*Bank Hapoalim B.M.	103,202	467,851
Bank Leumi Le-Israel B.M.	78,573	354,678
Bezeq Israeli Telecommunication Corp., Ltd.	18,103	48,299
Cellcom Israel, Ltd.	515	15,523
*Clal Biotechnology Industries, Ltd.	1,815	11,408
Clal Industries & Investments, Ltd.	8,743	68,267
Clal Insurance Enterprise Holdings, Ltd.	2,210	58,517
*DS Apex Holdings, Ltd.	436	2,776
*El Al Israel Airlines, Ltd.	20,167	7,799
*Elbit Medical Imaging, Ltd.	1,183	14,255
Elbit Systems, Ltd.	879	44,559
Electra (Israel), Ltd.	122	13,749
*Elron Electronic Industries, Ltd.	1,825	9,329
*EZchip Semiconductor, Ltd.	1,999	59,907
First International Bank of Israel, Ltd.	3,089	43,204
*Formula Systems, Ltd.	480	8,787
*Frutarom Industries, Ltd.	4,837	47,838
*Fundtech, Ltd.	481	8,309
*Gilat Satellite Networks, Ltd.	2,176	11,192
*Given Imaging, Ltd.	1,795	30,707
*Golf & Co., Ltd.	2,258	12,869
Granite Hacarmel Investments, Ltd.	12,581	27,845
*Hadera Paper, Ltd.	183	13,395
Harel Insurance Investments & Finances, Ltd.	1,188	67,258
*Hot Telecommunications Systems, Ltd.	3,182	51,894
Israel Chemicals, Ltd.	5,296	83,371
*Israel Discount Bank, Ltd.	60,215	119,770
*Israel Land Development Co., Ltd. (The)	1,106	8,230
*Ituran Location & Control, Ltd.	2,289	35,860
*Jerusalem Oil Exploration, Ltd.	298	5,805
*Kamada, Ltd.	897	7,865

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
Maabarot Products, Ltd.	2,142	$33,616
*Makhteshim-Agan Industries, Ltd.	14,615	71,136
*Mellanox Technologies, Ltd.	1,981	52,113
*Menorah Mivtachim Holdings, Ltd.	3,087	39,546
*Migdal Insurance & Financial Holding, Ltd.	30,975	56,391
Mizrahi Tefahot Bank, Ltd.	9,312	88,508
*Naphtha Israel Petroleum Corp., Ltd.	3,799	13,921
NetVision, Ltd.	1,571	19,986
*NICE Systems, Ltd. Sponsored ADR	3,569	116,778
*Oil Refineries, Ltd.	67,422	46,725
*Ormat Industries, Ltd.	8,240	66,336
Partner Communications Co., Ltd.	1,214	23,121
*Paz Oil Co., Ltd.	131	22,698
*Phoenix Holdings, Ltd. (The)	12,198	41,792
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	783	23,884
*Retalix, Ltd.	1,391	19,878
Scailex Corp., Ltd.	614	12,575
Shikun & Binui, Ltd.	8,983	24,007
*Suny Electronic, Ltd.	2,242	26,635
Super-Sol, Ltd. Series B	3,148	18,003
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	12,719	695,093
*Tower Semiconductor, Ltd.	9,386	12,744
Union Bank of Israel, Ltd.	3,077	15,025

TOTAL ISRAEL		3,463,341

ITALY — (2.4%)
*A.S. Roma SpA	27,313	45,016
A2A SpA	12,377	18,388
*ACEA SpA	5,709	64,707
Acegas-APS SpA	2,087	10,871
*Aedes SpA	131,531	35,263
#Alerion Cleanpower SpA	9,673	6,345
Amplifon SpA	10,160	51,475
Ansaldo STS SpA	5,601	84,895
*Arnoldo Mondadori Editore SpA	21,374	75,401
Ascopiave SpA	8,381	17,968
Assicurazioni Generali SpA	3,705	80,808
Astaldi SpA	8,235	52,629
Atlantia SpA	1,449	32,979
*Autogrill SpA	6,656	95,754
Azimut Holding SpA	10,087	106,004
Banca Carige SpA	47,920	113,366
Banca Generali SpA	10,174	138,156
Banca Ifis SpA	2,938	21,152
*Banca Intermobiliare SpA	5,208	29,883
#*Banca Monte Dei Paschi di Siena SpA	198,995	252,875
#Banca Piccolo Credito Valtellinese Scarl	60,234	298,632
#Banca Popolare dell’Emilia Romagna Scrl	17,614	225,133
*Banca Popolare dell’Etruria e del Lazio Scarl	10,461	45,753
Banca Popolare di Milano Scarl	52,397	221,549
*Banca Popolare di Sondrio Scarl	14,291	125,513
*Banca Profilo SpA	35,778	19,944
Banco di Desio e della Brianza SpA	8,503	43,251
#Banco Popolare Scarl	62,079	220,617
BasicNet SpA	6,641	24,522
Benetton Group SpA	10,770	74,839
*Biesse SpA	5,368	40,894
Brembo SpA	6,992	77,225
*Brioschi Sviluppo Immobiliare SpA	10,866	2,120
Bulgari SpA	4,904	51,142
*Buongiorno SpA	30,662	49,700

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
#Buzzi Unicem SpA	5,909	$74,276
#*C.I.R. SpA - Compagnie Industriali Riunite	88,565	186,796
*Cairo Communication SpA	3,024	11,328
Caltagirone Editore SpA	9,089	22,394
Cementir Holding SpA	16,910	50,830
Credito Artigiano SpA	7,928	14,409
Credito Bergamasco SpA	474	13,645
Credito Emiliano SpA	18,680	132,651
Danieli & Co. SpA	1,971	60,515
*Datalogic SpA	2,965	24,787
Davide Campari - Milano SpA	23,376	149,252
De Longhi SpA	4,556	42,170
*DeA Capital SpA	39,176	67,424
DiaSorin SpA	3,048	145,884
*Digital Multimedia Technologies SpA	1,405	31,194
*EEMS Italia SpA	9,232	18,473
*Elica SpA	728	1,572
Engineering Ingegneria Informatica SpA	46	1,458
Eni SpA	5,441	128,822
#Eni SpA Sponsored ADR	2,100	99,750
#*ERG Renew SpA	7,894	10,484
#ERG SpA	10,782	154,209
Esprinet SpA	3,327	24,852
#*Eurotech SpA	13,712	36,493
#Falck Renewables SpA	5,009	14,819
*Fiat Industrial SpA	14,447	195,526
Fiat SpA	14,447	140,195
Finmeccanica SpA	19,240	259,936
#Fondiaria - SAI SpA	14,231	129,868
*Gemina SpA	123,796	97,358
#Geox SpA	9,550	48,416
GranitiFiandre SpA	5,968	32,544
*Gruppo Coin SpA	5,257	53,794
*Gruppo Editoriale L’Espresso SpA	25,161	61,271
Hera SpA	32,394	75,415
#Immsi SpA	21,221	23,932
*Impregilo SpA	70,013	213,163
Indesit Co. SpA	5,641	61,906
Industria Macchine Automatiche SpA	132	2,677
*Interpump Group SpA	7,628	59,932
Intesa Sanpaolo SpA	118,065	393,187
Iren SpA	24,844	43,196
#Italcementi SpA	10,562	85,212
Italmobiliare SpA	1,432	54,105
*Juventus Football Club SpA	3,670	4,391
#*Kerself SpA	3,071	14,315
*KME Group SpA	36,247	16,987
#*Landi Renzo SpA	8,045	31,411
#Lottomatica SpA	1,632	23,686
Luxottica Group SpA Sponsored ADR	300	9,111
Maire Tecnimont SpA	73,100	348,394
MARR SpA	1,671	20,106
Mediaset SpA	15,919	103,541
Mediobanca SpA	6,076	61,386
Mediolanum SpA	3,408	17,372
Milano Assicurazioni SpA	70,329	116,583
Parmalat SpA	151,680	480,732
Piaggio & C. SpA	25,137	79,123
Pirelli & Co. SpA	27,466	209,882
*Poltrona Frau SpA	2,894	3,698
*Prelios SpA	183,278	134,283

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
#*Premafin Finanziaria SpA	41,693	$41,905
Prysmian SpA	5,651	114,114
Recordati SpA	16,583	150,355
Reply SpA	296	8,064
*Sabaf SpA	988	32,558
*Safilo Group SpA	7,917	134,494
Saipem SpA	540	26,981
*Saras SpA	10,423	25,686
SAVE SpA	7,173	71,046
#*Seat Pagine Gialle SpA	356,475	41,199
*Snai SpA	15,797	52,253
Societa Iniziative Autostradali e Servizi SpA	8,046	86,402
Societe Cattolica di Assicurazoni Scrl SpA	8,272	218,936
*Sogefi SpA	1,729	5,380
Sol SpA	99	711
*Sorin SpA	63,354	159,649
*Telecom Italia Media SpA	217,081	58,090
Telecom Italia SpA	168,202	238,940
#Telecom Italia SpA Sponsored ADR	32,914	467,708
Terna Rete Elettrica Nazionale SpA	11,417	49,865
Tod’s SpA	549	56,267
#Trevi Finanziaria SpA	4,862	74,809
UniCredit SpA	212,299	526,413
Unione di Banche Italiane ScpA	54,375	563,215
Unipol Gruppo Finanziario SpA	93,956	68,184
Vianini Lavori SpA	1,509	8,497
Vittoria Assicurazioni SpA	3,490	16,916
*Zignago Vetro SpA	2,507	17,224

TOTAL ITALY		11,395,751

JAPAN — (18.1%)
77 Bank, Ltd. (The)	35,000	189,758
*A&D Co., Ltd.	2,300	9,472
Achilles Corp.	12,000	17,703
Adeka Corp.	13,900	159,326
Advantest Corp. ADR	1,800	36,702
#AEON Co., Ltd.	23,300	293,157
Ahresty Corp.	3,500	39,226
Ai Holdings Corp.	7,700	30,344
Aica Kogyo Co., Ltd.	5,800	70,166
Aichi Bank, Ltd. (The)	900	55,892
Aichi Corp.	10,300	45,355
Aichi Machine Industry Co., Ltd.	15,000	69,886
#Aichi Steel Corp.	11,000	78,266
Aichi Tokei Denki Co., Ltd.	5,000	13,669
Aida Engineering, Ltd.	14,800	72,084
Aigan Co., Ltd.	4,200	24,059
Aiphone Co., Ltd.	1,700	25,588
Air Water, Inc.	3,000	39,403
Airport Facilities Co., Ltd.	6,100	27,467
Aisan Industry Co., Ltd.	3,600	34,967
Aisin Seiki Co., Ltd.	6,000	227,922
Ajinomoto Co., Inc.	33,000	365,795
Akita Bank, Ltd. (The)	24,000	73,493
#*Alconix Corp.	1,000	26,760
Alfresa Holdings Corp.	2,300	94,937
Allied Telesis Holdings K.K.	20,700	25,812
Alpen Co., Ltd.	1,200	22,038
*Alpha Systems, Inc.	1,300	22,390
Alpine Electronics, Inc.	4,600	63,461
Alps Electric Co., Ltd.	16,700	200,973

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Alps Logistics Co., Ltd.	2,000	$23,891
Altech Corp.	600	4,811
Amada Co., Ltd.	31,000	270,625
Amano Corp.	7,100	66,639
Amiyaki Tei Co., Ltd.	6	20,479
Amuse, Inc.	200	2,349
#Anritsu Corp.	6,000	50,806
*AOC Holdings, Inc.	9,000	54,004
AOI Electronic Co., Ltd.	1,000	11,924
AOKI Holdings, Inc.	1,500	23,960
Aomori Bank, Ltd. (The)	22,000	65,729
Aoyama Trading Co., Ltd.	8,800	148,654
#*Aozora Bank, Ltd.	87,000	191,810
Arakawa Chemical Industries, Ltd.	2,600	27,749
Arc Land Sakamoto Co., Ltd.	3,500	42,601
Arcs Co., Ltd.	4,400	67,619
*Argo Graphics, Inc.	500	6,559
#Ariake Japan Co., Ltd.	3,200	53,794
Arisawa Manufacturing Co., Ltd.	6,500	35,774
Aronkasei Co., Ltd.	8,000	37,898
ART Corp.	1,200	19,009
As One Corp.	3,100	66,232
Asahi Breweries, Ltd.	2,000	37,548
#Asahi Co., Ltd.	2,700	42,820
Asahi Diamond Industrial Co., Ltd.	3,000	60,116
Asahi Holdings, Inc.	1,100	22,781
Asahi Kasei Corp.	20,000	136,569
Asahi Kogyosha Co., Ltd.	2,000	8,533
Asahi Organic Chemicals Industry Co., Ltd.	15,000	43,921
*Asahi Tec Corp.	285,000	114,917
#Asatsu-DK, Inc.	4,500	121,709
*Ashimori Industry Co., Ltd.	6,000	9,511
Asics Corp.	5,000	66,565
ASKA Pharmaceutical Co., Ltd.	5,000	37,117
Astellas Pharma, Inc.	1,000	38,203
Asunaro Aoki Construction Co., Ltd.	3,500	16,564
#*Atom Corp.	4,000	12,447
Atsugi Co., Ltd.	29,000	38,202
Autobacs Seven Co., Ltd.	3,300	132,176
Avex Group Holdings, Inc.	3,700	54,060
Awa Bank, Ltd. (The)	24,000	147,914
Bando Chemical Industries, Ltd.	15,000	66,207
Bank of Iwate, Ltd. (The)	2,000	93,798
Bank of Kyoto, Ltd. (The)	15,000	138,726
Bank of Nagoya, Ltd. (The)	19,000	60,647
Bank of Okinawa, Ltd. (The)	2,800	110,011
Bank of Saga, Ltd. (The)	29,000	83,001
Bank of the Ryukyus, Ltd.	9,500	111,839
Bank of Yokohama, Ltd. (The)	64,000	320,628
Belc Co., Ltd.	3,000	35,890
Belluna Co., Ltd.	2,100	12,693
Benesse Holdings, Inc.	400	17,927
*Best Denki Co., Ltd.	10,000	30,689
Bic Camera, Inc.	104	42,966
#BML, Inc.	700	18,838
Bookoff Corp.	2,500	20,946
Bridgestone Corp.	1,200	23,063
Brother Industries, Ltd.	6,400	97,897
Bunka Shutter Co., Ltd.	10,000	25,927
CAC Corp.	5,800	45,260
*Calsonic Kansei Corp.	13,000	54,339

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Canon Electronics, Inc.	1,900	$53,473
Canon Marketing Japan, Inc.	4,300	61,737
Cawachi, Ltd.	2,200	44,957
*Cedyna Financial Corp.	12,350	24,792
Central Glass Co., Ltd.	27,000	127,186
Central Sports Co., Ltd.	500	5,556
Century Tokyo Leasing Corp.	6,900	121,891
Chiba Bank, Ltd. (The)	42,000	261,795
*Chiba Kogyo Bank, Ltd. (The)	10,800	67,235
Chino Corp.	4,000	10,427
Chiyoda Co., Ltd.	4,200	59,415
Chiyoda Corp.	2,000	17,791
Chiyoda Integre Co., Ltd.	3,600	57,098
Chofu Seisakusho Co., Ltd.	2,600	58,808
Chori Co., Ltd.	47,000	63,631
Chubu Shiryo Co., Ltd.	5,000	35,874
Chudenko Corp.	3,600	44,515
Chuetsu Pulp & Paper Co., Ltd.	20,000	37,106
Chugai Ro Co., Ltd.	13,000	53,151
Chugoku Bank, Ltd. (The)	9,000	107,933
Chugoku Marine Paints, Ltd.	11,000	97,272
Chukyo Bank, Ltd. (The)	18,000	45,913
Chuo Denki Kogyo Co., Ltd.	5,000	30,851
Chuo Mitsui Trust Holdings, Inc.	52,000	208,988
Chuo Spring Co., Ltd.	5,000	20,946
Circle K Sunkus Co., Ltd.	5,600	90,002
Citizen Holdings Co., Ltd.	27,300	176,918
CKD Corp.	7,600	73,858
Cleanup Corp.	4,000	28,844
CMIC Co., Ltd.	10	2,832
CMK Corp.	12,800	67,013
Coca-Cola Central Japan Co., Ltd.	2,500	33,952
Coca-Cola West Co., Ltd.	6,600	120,422
Cocokara fine, Inc.	1,700	36,057
#Colowide Co., Ltd.	4,000	23,474
Computer Engineering & Consulting, Ltd.	1,700	8,999
Comsys Holdings Corp.	11,100	115,763
Corona Corp.	5,500	57,206
Cosmo Oil Co., Ltd.	58,000	187,638
Credit Saison Co., Ltd.	14,200	242,825
*CSK Corp.	4,400	18,710
Cybernet Systems Co., Ltd.	35	9,429
Dai Nippon Printing Co., Ltd.	22,000	301,038
*Dai Nippon Toryo, Ltd.	29,000	45,261
Daibiru Corp.	1,700	14,508
Daicel Chemical Industries, Ltd.	22,000	160,023
Dai-Dan Co., Ltd.	4,000	22,257
Daido Kogyo Co., Ltd.	11,000	25,318
#Daido Metal Co., Ltd.	12,000	108,393
Daido Steel Co., Ltd.	27,000	170,477
Daidoh, Ltd.	4,600	41,220
#*Daiei, Inc. (The)	8,850	32,360
Daifuku Co., Ltd.	9,500	68,981
Daihatsu Motor Co., Ltd.	3,000	49,685
Daihen Corp.	11,000	49,737
Daiichi Jitsugyo Co., Ltd.	11,000	45,490
#Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	700	30,211
Daiichi Kogyo Seiyaku Co., Ltd.	11,000	41,412
Daiken Corp.	20,000	53,972
*Daiki Aluminium Industry Co., Ltd.	1,000	3,270
Daikoku Denki Co., Ltd.	3,000	37,330

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Daikokutenbussan Co., Ltd.	400	$13,701
*Daikyo, Inc.	10,000	20,060
Dainichi Co., Ltd.	800	5,944
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	18,000	106,007
*Dainippon Screen Manufacturing Co., Ltd.	21,000	193,397
Dainippon Sumitomo Pharma Co., Ltd.	6,200	55,722
Daio Paper Corp.	9,000	63,229
Daisan Bank, Ltd. (The)	27,000	73,309
#Daiseki Co., Ltd.	600	11,312
Daishi Bank, Ltd. (The)	38,000	128,729
Daiso Co., Ltd.	13,000	41,467
Daisyo Corp.	2,000	27,369
Daito Electron Co., Ltd.	1,200	9,279
Daito Trust Construction Co., Ltd.	1,000	70,243
Daiwa House Industry Co., Ltd.	27,000	329,880
Daiwa Industries, Ltd.	8,000	41,872
Daiwa Securities Group, Inc.	82,447	407,931
#Daiwabo Holdings Co., Ltd.	28,000	74,047
DC Co., Ltd.	3,400	6,550
DCM Holdings Co., Ltd.	8,700	52,117
Denki Kagaku Kogyo K.K.	61,000	297,929
Denki Kogyo Co., Ltd.	12,000	63,237
Denso Corp.	5,500	202,896
Dentsu, Inc.	1,600	48,838
Denyo Co., Ltd.	5,100	42,603
Descente, Ltd.	15,000	76,088
DIC Corp.	17,000	37,807
Disco Corp.	1,700	113,788
Don Quijote Co., Ltd.	600	19,375
Doshisha Co., Ltd.	3,300	75,099
Doutor Nichires Holdings Co., Ltd.	2,400	31,652
Dowa Holdings Co., Ltd.	25,000	176,062
DTS Corp.	6,800	82,778
*Duskin Co., Ltd.	6,700	127,476
#*Dwango Co., Ltd.	18	49,490
Dydo Drinco, Inc.	600	23,064
#eAccess, Ltd.	50	30,200
Eagle Industry Co., Ltd.	3,000	33,548
*Ebara Corp.	40,000	195,031
#Edion Corp.	6,500	57,600
Ehime Bank, Ltd. (The)	43,000	119,567
Eighteenth Bank, Ltd. (The)	19,000	56,915
Eiken Chemical Co., Ltd.	3,400	44,386
Eizo Nanao Corp.	2,800	68,318
Elematec Corp.	3,700	55,308
#*Elpida Memory, Inc.	14,800	214,851
#Enplas Corp.	2,700	39,477
ESPEC Corp.	3,600	28,096
Exedy Corp.	4,300	144,564
Ezaki Glico Co., Ltd.	4,000	45,441
F&A Aqua Holdings, Inc.	2,600	26,450
Faith, Inc.	286	33,275
FALCO SD HOLDINGS Co., Ltd.	400	3,809
Fancl Corp.	4,300	62,158
FCC Co., Ltd.	1,800	40,872
*FDK Corp.	15,000	26,931
FIDEA Holdings Co., Ltd.	32,400	89,835
#*First Baking Co., Ltd.	8,000	8,985
Foster Electric Co., Ltd.	6,200	166,474
France Bed Holdings Co., Ltd.	19,000	25,195
F-Tech, Inc.	1,200	23,139

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Fudo Tetra Corp.	27,000	$17,456
Fuji Co., Ltd.	1,400	28,788
Fuji Corp, Ltd.	7,200	39,904
Fuji Electric Holdings Co., Ltd.	59,000	190,369
*Fuji Electronics Co., Ltd.	1,700	33,947
*Fuji Fire & Marine Insurance Co., Ltd.	36,000	49,163
Fuji Furukawa Engineering & Construction Co., Ltd.	2,000	3,167
Fuji Heavy Industries, Ltd.	26,000	222,640
Fuji Oil Co., Ltd.	1,000	14,488
Fuji Soft, Inc.	3,100	52,603
Fuji Television Network, Inc.	26	40,378
Fujibo Holdings, Inc.	23,000	42,696
Fujicco Co., Ltd.	3,000	36,584
FUJIFILM Holdings Corp.	8,000	289,553
Fujikura Kasei Co., Ltd.	7,100	51,152
Fujikura, Ltd.	30,000	145,287
Fujimi, Inc.	5,300	80,286
Fujimori Kogyo Co., Ltd.	2,800	46,162
*Fujitec Co., Ltd.	15,000	80,118
Fujitsu Frontech, Ltd.	3,600	29,960
Fujitsu General, Ltd.	1,000	5,890
FuKoKu Co., Ltd.	1,100	12,198
Fukuda Corp.	18,000	35,617
Fukui Bank, Ltd. (The)	29,000	89,531
Fukuoka Financial Group, Inc.	43,000	184,341
Fukushima Bank, Ltd.	32,000	21,055
*Fukusima Industries Corp.	1,200	14,025
Fukuyama Transporting Co., Ltd.	22,000	109,942
Funai Consulting Co., Ltd.	3,700	23,956
Funai Electric Co., Ltd.	3,300	110,054
*Furukawa Co., Ltd.	57,000	69,703
Furukawa Electric Co., Ltd.	11,000	49,084
Furukawa-Sky Aluminum Corp.	12,000	36,650
Furusato Industries, Ltd.	600	3,799
Fuso Pharmaceutical Industries, Ltd.	14,000	40,742
Futaba Corp.	2,900	57,286
*Futaba Industrial Co., Ltd.	5,100	38,128
Fuyo General Lease Co., Ltd.	2,500	88,470
Gakken Holdings Co., Ltd.	14,000	30,594
Gecoss Corp.	5,100	19,462
GEO Co., Ltd.	43	49,324
GLOBERIDE, Inc.	5,000	6,212
Glory, Ltd.	4,400	105,233
#GMO Internet, Inc.	5,000	28,016
Godo Steel, Ltd.	23,000	45,311
Goldcrest Co., Ltd.	2,280	61,276
*Goldwin, Inc.	7,000	19,385
Gourmet Kineya Co., Ltd.	7,000	41,622
*GSI Creos Corp.	26,000	42,903
#Gulliver International Co., Ltd.	920	39,790
Gun Ei Chemical Industry Co., Ltd.	12,000	36,049
Gunma Bank, Ltd. (The)	39,000	224,309
Gunze, Ltd.	29,000	121,129
H2O Retailing Corp.	12,000	88,761
Hachijuni Bank, Ltd. (The)	22,000	125,918
*Hakudo Co., Ltd.	1,500	16,940
Hakuhodo Dy Holdings, Inc.	1,880	107,297
Hakuto Co., Ltd.	3,000	31,036
Hamakyorex Co., Ltd.	1,600	48,824
Hamamatsu Photonics K.K.	1,400	51,316
Hankyu Hanshin Holdings, Inc.	4,000	18,535

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Hanwa Co., Ltd.	24,000	$115,717
Harashin Narus Holdings Co., Ltd.	3,000	44,898
Haruyama Trading Co., Ltd.	300	1,522
*Haseko Corp.	15,500	14,382
*Hayashikane Sangyo Co., Ltd.	1,000	1,048
*Hazama Corp.	2,800	2,391
Heiwa Corp.	1,700	24,816
Heiwa Real Estate Co., Ltd.	27,000	82,607
Heiwado Co., Ltd.	4,500	59,486
Hibiya Engineering, Ltd.	5,900	53,887
Hiday Hidaka Corp.	1,900	31,754
Higashi-Nippon Bank, Ltd.	24,000	56,416
Higo Bank, Ltd. (The)	27,000	142,669
Hikari Tsushin, Inc.	3,800	86,038
Hino Motors, Ltd.	22,000	124,127
Hioki EE Corp.	500	9,948
Hirose Electric Co., Ltd.	200	21,488
#Hiroshima Bank, Ltd. (The)	45,000	191,909
HIS Co., Ltd.	1,300	33,927
Hisaka Works, Ltd.	7,000	99,347
Hisamitsu Pharmaceutical Co., Inc.	600	24,198
Hitachi Business Solution Co., Ltd.	200	1,927
Hitachi Cable, Ltd.	27,000	71,173
Hitachi Capital Corp.	3,500	55,559
Hitachi Construction Machinery Co., Ltd.	1,500	35,409
Hitachi High-Technologies Corp.	5,600	138,553
Hitachi Koki Co., Ltd.	4,800	47,820
Hitachi Kokusai Electric, Inc.	3,000	26,304
Hitachi Medical Corp.	5,000	49,863
Hitachi Tool Engineering, Ltd.	4,800	54,657
Hitachi Transport System, Ltd.	4,400	67,016
#Hitachi Zosen Corp.	35,000	53,445
#Hitachi, Ltd. ADR	2,900	160,747
Hodogaya Chemical Co., Ltd.	11,000	45,494
Hogy Medical Co., Ltd.	500	22,845
Hokkaido Gas Co., Ltd.	1,000	3,109
Hokkan Holdings, Ltd.	8,000	25,502
Hokko Chemical Industry Co., Ltd.	2,000	7,096
Hokkoku Bank, Ltd. (The)	38,000	128,942
Hokuetsu Bank, Ltd. (The)	31,000	64,204
Hokuetsu Kishu Paper Co., Ltd.	9,500	53,123
*Hokuhoku Financial Group, Inc.	82,000	165,933
Hokuto Corp.	1,800	41,430
Honda Motor Co., Ltd. Sponsored ADR	12,559	546,819
Horiba, Ltd.	2,200	60,718
Hosiden Corp.	6,700	70,300
Hosokawa Micron Corp.	10,000	43,121
#House Foods Corp.	6,800	112,572
#*Howa Machinery, Ltd.	10,000	9,630
Hyakugo Bank, Ltd. (The)	32,000	142,673
Hyakujishi Bank, Ltd. (The)	28,000	106,636
IBJ Leasing Co., Ltd.	4,000	99,994
Ichibanya Co., Ltd.	400	11,498
*Ichikoh Industries, Ltd.	24,000	71,066
ICHINEN HOLDINGS Co., Ltd.	1,000	5,546
Ichiyoshi Securities Co., Ltd.	5,500	40,934
Icom, Inc.	2,000	54,811
Idec Corp.	4,600	42,365
Idemitsu Kosan Co., Ltd.	1,700	179,169
Ihara Chemical Industry Co., Ltd.	7,000	25,717
IHI Corp.	47,000	106,686

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Iida Home Max	6,600	$78,185
Iino Kaiun Kaisha, Ltd.	10,200	46,486
#Ikyu Corp.	47	21,538
Imasen Electric Industrial Co., Ltd.	3,600	53,406
Imperial Hotel, Ltd.	200	5,308
Inaba Denki Sangyo Co., Ltd.	1,800	50,365
Inaba Seisakusho Co., Ltd.	1,600	15,977
Inabata & Co., Ltd.	6,400	40,765
Inageya Co., Ltd.	3,000	32,187
#Ines Corp.	10,100	81,080
Innotech Corp.	4,400	31,790
Inpex Corp.	16	102,818
Intage, Inc.	500	11,164
Inui Steamship Co., Ltd.	5,700	35,118
#*Iseki & Co., Ltd.	7,000	19,747
Isetan Mitsukoshi Holdings, Ltd.	16,500	185,383
*Ishihara Sangyo Kaisha, Ltd.	90,000	124,276
Ishii Iron Works Co., Ltd.	3,000	6,107
Isuzu Motors, Ltd.	78,000	368,132
IT Holdings Corp.	3,600	44,910
*ITC Networks Corp.	3,700	22,105
ITOCHU Corp.	15,000	163,269
Itochu Enex Co., Ltd.	8,200	46,632
Itochu Techno-Solutions Corp.	600	20,909
Itochu-Shokuhin Co., Ltd.	1,600	57,700
Itoham Foods, Inc.	25,000	91,498
Itoki Corp.	4,300	10,897
Iwai Cosmo Holdings, Inc.	3,500	23,109
*Iwasaki Electric Co., Ltd.	14,000	27,147
Iwatani International Corp.	6,000	18,743
Iyo Bank, Ltd. (The)	14,000	119,346
Izumiya Co., Ltd.	14,000	57,760
J Front Retailing Co., Ltd.	40,000	207,371
*Janome Sewing Machine Co., Ltd.	23,000	20,536
Japan Airport Terminal Co., Ltd.	7,100	106,446
Japan Aviation Electronics Industry, Ltd.	10,000	73,595
Japan Business Computer Co., Ltd.	6,000	39,000
*Japan Carlit Co., Ltd.	900	5,226
Japan Cash Machine Co., Ltd.	2,000	15,539
Japan Digital Laboratory Co., Ltd.	4,500	48,627
Japan Petroleum Exploration Co., Ltd.	300	12,209
Japan Pulp & Paper Co., Ltd.	7,000	25,978
Japan Steel Works, Ltd. (The)	1,000	10,489
Japan Transcity Corp.	7,000	26,354
Japan Vilene Co., Ltd.	6,000	31,735
Japan Wool Textile Co., Ltd. (The)	8,000	70,566
Jastec Co., Ltd.	4,400	26,674
Jeol, Ltd.	9,000	31,393
JFE Holdings, Inc.	800	25,751
JFE Shoji Holdings, Inc.	22,000	106,685
*Jidosha Buhin Kogyo Co., Ltd.	3,000	19,477
JMS Co., Ltd.	7,000	24,230
Joban Kosan Co., Ltd.	16,000	23,778
J-Oil Mills, Inc.	22,000	71,037
Joshin Denki Co., Ltd.	5,000	47,786
Joyo Bank, Ltd. (The)	31,000	137,083
JS Group Corp.	7,200	157,351
JSP Corp.	6,600	108,841
JSR Corp.	3,200	65,976
JTEKT Corp.	12,600	157,987
#*Juki Corp.	17,000	33,832

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Juroku Bank, Ltd.	40,000	$129,685
#*JVC Kenwood Holdings, Inc.	15,470	67,479
JX Holdings, Inc.	35,570	241,080
Kadokawa Holdings, Inc.	2,600	69,110
Kaga Electronics Co., Ltd.	4,100	50,487
Kagoshima Bank, Ltd. (The)	13,000	85,560
Kajima Corp.	76,843	202,861
Kakaku.com, Inc.	5	28,245
Kaken Pharmaceutical Co., Ltd.	2,000	25,179
Kameda Seika Co., Ltd.	1,400	27,661
Kamei Corp.	9,000	44,141
Kamigumi Co., Ltd.	21,000	176,345
Kanagawa Chuo Kotsu Co., Ltd.	6,000	30,863
Kanamoto Co., Ltd.	5,000	25,447
Kandenko Co., Ltd.	10,000	64,549
Kaneka Corp.	30,000	209,591
*Kanematsu Corp.	60,000	61,450
Kanematsu Electronics, Ltd.	2,100	21,707
Kansai Paint Co., Ltd.	2,000	20,575
Kanto Auto Works, Ltd.	4,900	43,761
Kanto Denka Kogyo Co., Ltd.	6,000	51,184
Kanto Natural Gas Development Co., Ltd.	7,000	38,613
Kasai Kogyo Co., Ltd.	8,000	54,986
Kasumi Co., Ltd.	11,800	66,125
Katakura Industries Co., Ltd.	2,500	24,050
Kato Sangyo Co., Ltd.	3,700	58,646
Kato Works Co., Ltd.	19,000	45,844
KAWADA TECHNOLOGIES, Inc.	200	3,716
Kawasaki Heavy Industries, Ltd.	24,000	85,696
Kawasaki Kisen Kaisha, Ltd.	47,000	196,579
*Kawashima Selkon Textiles Co., Ltd.	20,000	16,335
Kawasumi Laboratories, Inc.	5,000	36,876
Kayaba Industry Co., Ltd.	13,000	103,300
Keihan Electric Railway Co., Ltd.	9,000	36,442
Keihin Corp.	3,900	88,934
Keikyu Corp.	4,000	34,249
Keio Corp.	2,000	13,446
Keisei Electric Railway Co., Ltd.	3,000	20,313
Keiyo Bank, Ltd. (The)	28,000	143,322
#Keiyo Co., Ltd.	3,000	15,635
*Kenedix, Inc.	444	112,699
Kewpie Corp.	5,000	61,671
#Key Coffee, Inc.	4,700	83,724
Kikkoman Corp.	3,000	32,521
Kimoto Co., Ltd.	2,000	18,943
Kinden Corp.	11,000	98,549
Kinki Sharyo Co., Ltd.	9,000	49,887
Kintetsu World Express, Inc.	1,800	49,830
Kinugawa Rubber Industrial Co., Ltd.	1,000	5,283
Kirin Holdings Co., Ltd.	6,680	90,022
#Kisoji Co., Ltd.	2,500	51,773
Kissei Pharmaceutical Co., Ltd.	4,000	80,189
*Kitagawa Iron Works Co., Ltd.	22,000	43,801
Kita-Nippon Bank, Ltd. (The)	800	19,844
Kitano Construction Corp.	17,000	42,489
Kito Corp.	12	11,551
Kitz Corp.	18,000	81,824
Kiyo Holdings, Inc.	97,000	133,852
Koa Corp.	6,300	71,368
Koatsu Gas Kogyo Co., Ltd.	8,000	49,030
Kobe Steel, Ltd.	43,000	105,472

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Kohnan Shoji Co., Ltd.	6,000	$83,023
*Koito Industries, Ltd.	4,000	6,846
Koito Manufacturing Co., Ltd.	7,000	121,183
#Kojima Co., Ltd.	9,400	56,835
Kokuyo Co., Ltd.	13,600	113,318
Komai Tekko, Inc.	12,000	31,743
Komatsu Seiren Co., Ltd.	9,000	36,705
#Komatsu Wall Industry Co., Ltd.	1,800	17,288
Komeri Co., Ltd.	1,100	25,492
Komori Corp.	6,900	76,934
*Konaka Co., Ltd.	1,600	7,859
Konami Corp. ADR	200	4,022
Konica Minolta Holdings, Inc.	8,000	77,310
Konishi Co., Ltd.	2,500	33,284
Kose Corp.	1,300	33,086
KRS Corp.	1,700	17,577
K’s Holdings Corp.	2,880	80,278
KU Holdings Co., Ltd.	400	1,721
*Kumagai Gumi Co., Ltd.	34,000	26,172
#Kumiai Chemical Industry Co., Ltd.	10,000	35,034
Kurabo Industries, Ltd.	21,000	39,203
Kureha Corp.	21,000	123,247
*Kurimoto, Ltd.	14,000	22,055
Kurita Water Industries, Ltd.	200	6,257
Kuroda Electric Co., Ltd.	7,400	101,490
#Kurosaki Harima Corp.	15,000	62,271
Kyocera Corp. Sponsored ADR	1,252	129,595
Kyodo Printing Co., Ltd.	9,000	20,873
Kyodo Shiryo Co., Ltd.	3,000	3,847
Kyoei Steel, Ltd.	2,400	34,334
Kyoei Tanker Co., Ltd.	4,000	8,014
Kyokuto Kaihatsu Kogyo Co., Ltd.	5,700	25,676
Kyokuto Securities Co., Ltd.	7,300	61,211
Kyokuyo Co., Ltd.	18,000	40,002
#KYORIN Holdings, Inc.	3,000	54,800
Kyoritsu Maintenance Co., Ltd.	2,000	34,547
Kyosan Electric Manufacturing Co., Ltd.	10,000	55,036
Kyoto Kimono Yuzen Co., Ltd.	1,000	11,208
Kyowa Exeo Corp.	6,500	63,796
Kyowa Hakko Kirin Co., Ltd.	12,000	122,767
Kyudenko Corp.	8,000	55,558
#*Laox Co., Ltd.	13,000	10,658
LEC, Inc.	200	3,640
#*Leopalace21 Corp.	36,700	58,024
Life Corp.	1,000	15,057
Lintec Corp.	6,400	179,124
Mabuchi Motor Co., Ltd.	1,400	69,000
Macnica, Inc.	3,000	77,071
Macromill, Inc.	2,000	26,479
Maeda Corp.	17,000	56,478
Maeda Road Construction Co., Ltd.	8,000	69,301
Maezawa Kasei Industries Co., Ltd.	3,200	29,869
Maezawa Kyuso Industries Co., Ltd.	2,100	27,005
*Makino Milling Machine Co., Ltd.	13,000	109,967
Makita Corp. Sponsored ADR	1,988	85,603
Mandom Corp.	900	24,150
Mars Engineering Corp.	2,800	48,509
Marubeni Corp.	53,385	401,932
Marubun Corp.	5,600	34,154
Marudai Food Co., Ltd.	27,000	88,499
Maruetsu, Inc. (The)	11,000	43,688

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Maruha Nichiro Holdings, Inc.	35,000	$61,179
Marui Group Co., Ltd.	23,500	198,894
Maruichi Steel Tube, Ltd.	4,700	103,824
Marusan Securities Co., Ltd.	13,300	74,042
Maruwa Co., Ltd.	1,800	54,733
Maruwn Corp.	5,100	13,574
Maruyama Manufacturing Co, Inc.	6,000	12,805
Maruzen Showa Unyu Co., Ltd.	6,000	19,872
Maspro Denkoh Corp.	6,400	58,212
Matsuda Sangyo Co., Ltd.	2,200	37,276
Matsui Construction Co., Ltd.	7,000	26,437
*Matsuya Co., Ltd.	2,100	15,595
Matsuya Foods Co., Ltd.	2,100	36,181
Max Co., Ltd.	6,000	72,382
Maxvalu Tokai Co., Ltd.	1,500	21,182
Mazda Motor Corp.	77,000	227,810
MEC Co., Ltd.	3,400	16,659
Medipal Holdings Corp.	10,400	108,402
#Megachips Corp.	1,100	22,795
Megmilk Snow Brand Co., Ltd.	2,300	41,134
#*Meidensha Corp.	13,000	60,306
#Meiji Holdings Co., Ltd.	2,850	129,279
*Meitec Corp.	600	11,979
Meito Sangyo Co., Ltd.	1,100	15,009
*Meiwa Estate Co., Ltd.	2,000	15,284
*Meiwa Trading Co., Ltd.	11,100	40,767
Melco Holdings, Inc.	4,000	151,772
Michinoku Bank, Ltd. (The)	19,000	39,796
*Mie Bank, Ltd. (The)	23,000	65,645
Mikuni Coca-Cola Bottling Co., Ltd.	4,500	40,908
Milbon Co., Ltd.	110	2,866
Mimasu Semiconductor Industry Co., Ltd.	4,500	53,681
Minato Bank, Ltd. (The)	33,000	61,063
Ministop Co., Ltd.	5,100	89,927
Miraca Holdings, Inc.	800	30,588
*Mirait Holdings Corp.	4,310	34,184
*Misawa Homes Co., Ltd.	4,500	21,004
Misumi Group, Inc.	3,400	87,388
Mito Securities Co., Ltd.	14,000	21,992
*Mitsuba Corp.	9,000	84,460
Mitsubishi Chemical Holdings Corp.	32,500	226,507
Mitsubishi Corp.	12,500	348,961
Mitsubishi Gas Chemical Co., Inc.	39,789	277,382
Mitsubishi Heavy Industries, Ltd.	49,000	194,311
Mitsubishi Kakoki Kaisha, Ltd.	7,000	15,350
Mitsubishi Logistics Corp.	10,000	133,674
*Mitsubishi Materials Corp.	70,800	218,009
*Mitsubishi Paper Mills, Ltd.	31,000	38,237
Mitsubishi Pencil Co., Ltd.	4,125	67,657
Mitsubishi Steel Manufacturing Co., Ltd.	20,000	63,739
Mitsubishi Tanabe Pharma Corp.	11,000	175,838
Mitsubishi UFJ Financial Group, Inc.	216,700	1,125,522
Mitsubishi UFJ Financial Group, Inc. ADR	16,850	87,620
Mitsuboshi Belting, Ltd.	13,000	76,791
Mitsui & Co., Ltd.	18,700	315,648
Mitsui & Co., Ltd. Sponsored ADR	471	158,727
Mitsui Chemicals, Inc.	33,000	118,446
#*Mitsui Engineering & Shipbuilding Co., Ltd.	31,000	85,848
Mitsui Fudosan Co., Ltd.	2,000	40,802
*Mitsui High-Tec, Inc.	8,600	48,950
Mitsui Home Co., Ltd.	6,000	32,885

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Mitsui Knowledge Industry Co., Ltd.	78	$13,768
Mitsui Matsushima Co., Ltd.	29,000	61,372
Mitsui Mining & Smelting Co., Ltd.	73,000	258,802
Mitsui O.S.K. Lines, Ltd.	2,000	13,064
*Mitsui Sugar Co., Ltd.	17,000	69,605
Mitsui-Soko Co., Ltd.	17,000	72,813
Mitsumi Electric Co., Ltd.	7,100	117,415
Mitsuuroko Co., Ltd.	3,000	18,654
Miura Co., Ltd.	700	19,421
Miyachi Corp.	600	4,985
Miyazaki Bank, Ltd. (The)	35,000	94,432
Miyoshi Oil & Fat Co., Ltd.	20,000	33,648
Mizuho Financial Group, Inc.	202,700	391,323
*Mizuho Investors Securities Co., Ltd.	42,000	43,482
Mizuho Securities Co., Ltd.	43,000	113,549
Mizuno Corp.	12,000	59,514
Mochida Pharmaceutical Co., Ltd.	3,000	33,791
*Monex Group, Inc.	33	9,180
#Mori Seiki Co., Ltd.	7,600	88,805
Morinaga & Co., Ltd.	18,000	42,626
Morinaga Milk Industry Co., Ltd.	22,000	94,425
Morita Holdings Corp.	5,000	31,679
Mory Industries, Inc.	7,000	33,144
MOS Food Services, Inc.	1,400	25,992
MR MAX Corp.	8,900	31,160
MS&AD Insurance Group Holdings, Inc.	9,782	233,168
*Murakami Corp.	2,000	36,178
Musashino Bank, Ltd.	4,300	129,928
Nabtesco Corp.	10,000	236,220
Nachi-Fujikoshi Corp.	27,000	123,194
Nagaileben Co., Ltd.	900	23,265
Nagano Bank, Ltd. (The)	12,000	24,869
Nagase & Co., Ltd.	12,000	154,958
Nagatanien Co., Ltd.	2,000	21,307
Nagoya Railroad Co., Ltd.	11,000	29,538
Nakamuraya Co., Ltd.	10,083	48,875
*Nakayama Steel Works, Ltd.	31,000	41,890
Namco Bandai Holdings, Inc.	15,900	174,206
#Nankai Electric Railway Co., Ltd.	9,000	36,008
Nanto Bank, Ltd. (The)	18,000	93,645
Natori Co., Ltd.	700	7,168
NEC Capital Solutions, Ltd.	1,400	23,264
NEC Corp.	132,000	375,372
NEC Fielding, Ltd.	1,600	19,367
NEC Mobiling, Ltd.	3,000	92,925
NEC Networks & System Integration Corp.	2,400	32,650
Net One Systems Co., Ltd.	27	42,613
Neturen Co., Ltd.	7,200	63,772
*New Japan Radio Co., Ltd.	1,000	3,408
NGK Insulators, Ltd.	2,000	33,790
NGK Spark Plug Co., Ltd.	4,000	62,129
NHK Spring Co., Ltd.	14,000	158,583
Nice Holdings, Inc.	9,000	19,176
Nichia Steel Works, Ltd.	10,000	26,574
Nichias Corp.	11,000	61,495
Nichiban Co., Ltd.	9,000	34,422
Nichicon Corp.	8,600	121,752
*Nichiden Corp.	1,400	39,476
Nichiha Corp.	6,300	59,557
Nichii Gakkan Co.	5,400	46,549
Nichirei Corp.	34,000	155,180

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nichireki Co., Ltd.	7,000	$28,863
Nidec Sankyo Corp.	6,000	47,921
#Nidec-Tosok Corp.	3,800	39,308
Nifco, Inc.	2,800	74,928
NIFTY Corp.	17	22,485
Nihon Chouzai Co., Ltd.	960	37,483
Nihon Dempa Kogyo Co., Ltd.	2,400	44,134
Nihon Eslead Corp.	700	7,181
Nihon Kohden Corp.	2,100	45,377
#Nihon Nohyaku Co., Ltd.	7,000	38,615
Nihon Parkerizing Co., Ltd.	3,000	42,059
Nihon Unisys, Ltd.	2,600	19,659
Nihon Yamamura Glass Co., Ltd.	28,000	82,277
Nikkiso Co., Ltd.	8,000	64,560
Nikko Co., Ltd.	2,000	7,025
Nikon Corp.	1,000	23,192
Nippo Corp.	9,000	67,336
Nippon Beet Sugar Manufacturing Co., Ltd.	30,000	75,751
#*Nippon Carbide Industries Co., Inc.	11,000	32,062
Nippon Carbon Co., Ltd.	16,000	48,251
Nippon Ceramic Co., Ltd.	3,600	62,648
Nippon Chemical Industrial Co., Ltd.	18,000	52,612
*Nippon Chemi-Con Corp.	16,000	83,246
#Nippon Chemiphar Co., Ltd.	5,000	17,774
Nippon Coke & Engineering Co., Ltd.	28,000	58,578
Nippon Denko Co., Ltd.	11,000	82,501
Nippon Densetsu Kogyo Co., Ltd.	6,000	57,154
Nippon Denwa Shisetu Co., Ltd.	10,000	32,190
Nippon Electric Glass Co., Ltd.	6,000	90,481
Nippon Express Co., Ltd.	36,000	151,922
Nippon Filcon Co., Ltd.	1,800	8,940
Nippon Fine Chemical Co., Ltd.	4,800	31,761
Nippon Flour Mills Co., Ltd.	12,000	60,145
*Nippon Formula Feed Manufacturing Co., Ltd.	18,000	24,449
Nippon Gas Co., Ltd.	2,700	36,258
Nippon Hume Corp.	2,000	6,823
Nippon Kayaku Co., Ltd.	17,000	177,758
*Nippon Kinzoku Co., Ltd.	16,000	33,379
Nippon Koei Co., Ltd.	12,000	38,253
Nippon Konpo Unyu Soko Co., Ltd.	9,000	106,488
*Nippon Koshuha Steel Co., Ltd.	18,000	22,172
*Nippon Light Metal Co., Ltd.	53,000	112,077
Nippon Meat Packers, Inc.	13,000	172,593
*Nippon Metal Industry Co., Ltd.	10,000	12,704
Nippon Paint Co., Ltd.	11,000	85,409
Nippon Paper Group, Inc.	3,924	102,216
Nippon Pillar Packing Co., Ltd.	4,000	34,573
*Nippon Piston Ring Co., Ltd.	10,000	27,255
Nippon Road Co., Ltd. (The)	25,000	62,161
Nippon Seiki Co., Ltd.	8,000	97,006
Nippon Seisen Co., Ltd.	6,000	36,364
Nippon Sheet Glass Co., Ltd.	62,000	161,128
Nippon Shinyaku Co., Ltd.	8,000	112,820
Nippon Shokubai Co., Ltd.	14,000	155,124
Nippon Signal Co., Ltd.	11,900	101,126
Nippon Soda Co., Ltd.	15,000	71,509
*Nippon Steel Corp.	12,000	41,019
Nippon Steel Trading Co., Ltd.	18,000	58,838
Nippon Suisan Kaisha, Ltd.	31,200	100,622
Nippon Synthetic Chemical Industry Co., Ltd. (The)	5,000	33,183
Nippon Television Network Corp.	280	44,359

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nippon Thompson Co., Ltd.	10,000	$86,231
Nippon Valqua Industries, Ltd.	16,000	51,501
#*Nippon Yakin Kogyo Co., Ltd.	16,000	46,735
Nippon Yusen K.K.	63,217	276,848
Nipro Corp.	4,700	91,497
Nishimatsu Construction Co., Ltd.	56,000	73,716
Nishimatsuya Chain Co., Ltd.	1,900	17,029
Nishi-Nippon Bank, Ltd.	76,000	236,087
Nishi-Nippon Railroad Co., Ltd.	5,000	20,793
Nissan Motor Co., Ltd.	37,900	383,454
Nissan Shatai Co., Ltd.	7,000	60,738
Nissei Corp.	5,400	42,052
Nissen Holdings Co., Ltd.	7,300	39,502
Nisshin Fudosan Co., Ltd.	4,700	37,197
Nisshin Oillio Group, Ltd. (The)	15,000	76,339
Nisshin Seifun Group, Inc.	9,000	113,448
Nisshin Steel Co., Ltd.	74,000	146,396
Nisshinbo Holdings, Inc.	17,000	188,658
Nissin Corp.	11,000	31,085
Nissin Electric Co., Ltd.	4,000	26,015
Nissin Foods Holdings Co., Ltd.	1,000	35,539
Nissin Kogyo Co., Ltd.	3,300	59,702
Nissui Pharmaceutical Co., Ltd.	3,400	29,209
Nitori Holdings Co., Ltd.	300	25,116
Nitta Corp.	5,900	117,815
Nittetsu Mining Co., Ltd.	18,000	93,762
Nitto Boseki Co., Ltd.	33,000	84,289
Nitto Denko Corp.	3,500	174,755
Nitto Kogyo Corp.	7,600	92,674
Nitto Kohki Co., Ltd.	2,400	61,518
Nitto Seiko Co., Ltd.	7,000	23,059
*Nittoc Construction Co., Ltd.	2,000	1,459
*NKSJ Holdings, Inc.	20,200	137,898
Noevir Co., Ltd.	3,900	46,549
NOF Corp.	28,000	146,420
Nohmi Bosai, Ltd.	6,000	39,784
NOK Corp.	9,700	195,537
Nomura Co., Ltd.	9,000	34,279
Nomura Holdings, Inc.	57,500	350,616
Nomura Holdings, Inc. ADR	7,820	47,780
Nomura Real Estate Holdings, Inc.	9,900	180,194
Nomura Research Institute, Ltd.	1,100	23,943
Noritake Co., Ltd.	15,000	56,862
*Noritsu Koki Co., Ltd.	5,600	34,605
Noritz Corp.	1,700	28,540
NS Solutions Corp.	1,100	23,733
NS United Kaiun Kaisha, Ltd.	19,000	44,761
NSD Co., Ltd.	1,900	19,778
NSK, Ltd.	29,000	278,107
NTN Corp.	39,000	212,247
NTT DoCoMo, Inc.	19	33,977
NTT DoCoMo, Inc. Sponsored ADR	3,100	55,645
Obara Corp.	3,300	38,207
Obayashi Corp.	32,000	153,163
Obayashi Road Corp.	6,000	11,688
Obic Co., Ltd.	190	36,581
Oenon Holdings, Inc.	11,000	27,055
Ogaki Kyoritsu Bank, Ltd. (The)	34,000	113,150
Ohara, Inc.	1,900	24,686
Oiles Corp.	1,080	22,366
Oita Bank, Ltd. (The)	22,000	83,326

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Oji Paper Co., Ltd.	36,000	$168,001
Okabe Co., Ltd.	6,500	32,371
Okamoto Industries, Inc.	14,000	55,897
Okamura Corp.	4,000	24,289
Okasan Securities Group, Inc.	25,000	97,534
*Oki Electric Industry Co., Ltd.	41,000	35,080
Okinawa Electric Power Co., Ltd.	700	32,938
#*OKK Corp.	17,000	29,106
*OKUMA Corp.	18,000	150,533
Okumura Corp.	22,000	83,459
Okura Industrial Co., Ltd.	5,000	16,488
Okuwa Co., Ltd.	4,000	42,604
O-M, Ltd.	7,000	30,295
Omron Corp.	2,400	62,014
Ono Pharmaceutical Co., Ltd.	1,100	53,541
*ONO Sokki Co., Ltd.	1,000	3,395
Onoken Co., Ltd.	4,800	42,465
Onward Holdings Co., Ltd.	12,000	104,483
Optex Co., Ltd.	2,700	39,220
Organo Corp.	7,000	51,421
*Origin Electric Co., Ltd.	7,000	45,011
Osaka Organic Chemical Industry, Ltd.	2,300	16,008
Osaka Steel Co., Ltd.	1,200	19,682
#Osaka Titanium Technologies Co., Ltd.	1,600	93,073
Osaki Electric Co., Ltd.	7,000	65,638
OSG Corp.	6,400	94,763
Oyo Corp.	2,100	17,940
Pacific Industrial Co., Ltd.	15,000	89,622
Pacific Metals Co., Ltd.	13,000	111,457
Pack Corp. (The)	1,500	25,368
Pal Co., Ltd.	2,150	74,856
PanaHome Corp.	12,000	77,353
Panasonic Corp. Sponsored ADR	22,995	315,721
Paramount Bed Co., Ltd.	2,000	53,240
Parco Co., Ltd.	9,400	89,497
Paris Miki Holdings, Inc.	1,800	18,298
Park24 Co., Ltd.	2,100	22,676
Pasona Group, Inc.	25	20,098
Penta-Ocean Construction Co., Ltd.	46,000	76,331
PGM Holdings K.K.	67	42,208
#Pigeon Corp.	1,400	42,720
Pilot Corp.	24	43,665
Piolax, Inc.	1,700	38,696
*Pioneer Electronic Corp.	22,000	95,191
Plenus Co., Ltd.	2,800	46,349
*Press Kogyo Co., Ltd.	16,000	79,715
*Pressance Corp.	13	41,689
Prima Meat Packers, Ltd.	35,000	42,272
Pronexus, Inc.	6,000	31,592
Raito Kogyo Co., Ltd.	11,300	30,355
*Rasa Industries, Ltd.	9,000	11,049
#*Renesas Electronics Corp.	9,700	104,282
Rengo Co., Ltd.	19,000	126,927
#*Renown, Inc.	15,900	40,970
Resorttrust, Inc.	1,500	25,268
Rhythm Watch Co., Ltd.	21,000	34,886
Ricoh Co., Ltd.	12,000	171,709
Ricoh Leasing Co., Ltd.	1,900	54,011
Right On Co., Ltd.	3,000	15,413
Riken Corp.	15,000	69,381
Riken Keiki Co., Ltd.	6,300	58,949

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Riken Technos Corp.	16,000	$59,796
Riken Vitamin Co., Ltd.	100	2,801
Ringer Hut Co., Ltd.	1,400	18,745
Rinnai Corp.	700	44,278
*Riso Kagaku Corp.	2,600	43,330
Riso Kyoiku Co., Ltd.	540	33,237
Rock Field Co., Ltd.	3,000	47,506
Rohm Co., Ltd.	5,100	330,755
Roland Corp.	4,400	55,650
Roland DG Corp.	3,300	58,035
Round One Corp.	5,100	27,472
Royal Holdings Co., Ltd.	4,800	49,075
*Ryobi, Ltd.	27,000	117,891
Ryoden Trading Co., Ltd.	7,000	49,036
#Ryohin Keikaku Co., Ltd.	900	38,729
Ryosan Co., Ltd.	4,100	111,638
#Ryoyo Electro Corp.	5,600	63,894
S Foods, Inc.	4,000	35,779
#*Sagami Chain Co., Ltd.	3,000	17,038
Saibu Gas Co., Ltd.	7,000	17,838
Saizeriya Co., Ltd.	1,400	27,600
Sakai Chemical Industry Co., Ltd.	16,000	84,371
#*Sakai Ovex Co., Ltd.	20,000	30,448
Sakata INX Corp.	12,000	62,779
Sakata Seed Corp.	5,500	79,940
Sala Corp.	6,500	35,834
*San-A Co., Ltd.	1,700	67,517
San-Ai Oil Co., Ltd.	14,000	71,583
Sanden Corp.	25,000	119,817
Sanei-International Co., Ltd.	3,700	46,009
San-in Godo Bank, Ltd. (The)	20,000	149,870
*Sanix, Inc.	7,200	16,015
Sankei Building Co., Ltd.	7,600	48,956
#Sanken Electric Co., Ltd.	18,000	96,711
Sanki Engineering Co., Ltd.	15,000	102,483
Sanko Marketing Foods Co., Ltd.	33	32,746
Sanko Metal Industrial Co., Ltd.	8,000	16,944
Sankyo Co., Ltd.	2,900	160,949
Sankyo Seiko Co., Ltd.	7,100	26,370
*Sankyo-Tateyama Holdings, Inc.	40,000	55,322
*Sankyu, Inc.	4,000	17,651
Sanoh Industrial Co., Ltd.	10,100	99,041
Sanshin Electronics Co., Ltd.	7,400	63,810
Santen Pharmaceutical Co., Ltd.	600	21,504
Sanwa Holdings Corp.	24,000	75,534
Sanyo Chemical Industries, Ltd.	5,000	41,367
Sanyo Denki Co., Ltd.	12,000	85,227
Sanyo Shokai, Ltd.	21,000	78,107
Sanyo Special Steel Co., Ltd.	17,000	105,402
Sapporo Hokuyo Holdings, Inc.	34,400	166,779
Sapporo Holdings, Ltd.	4,000	17,760
Sasebo Heavy Industries Co., Ltd.	16,000	35,959
Sato Corp.	4,100	51,322
Sato Shoji Corp.	4,500	28,398
Satori Electric Co., Ltd.	2,800	21,082
*Saxa Holdings, Inc.	10,000	19,221
SBI Holdings, Inc.	1,472	196,302
Scroll Corp.	6,900	30,449
Secom Joshinetsu Co., Ltd.	200	5,400
Sega Sammy Holdings, Inc.	4,700	94,243
Seibu Electric Industry Co., Ltd.	2,000	8,581

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Seika Corp.	18,000	$45,584
Seikagaku Corp.	3,900	42,504
Seiko Epson Corp.	12,350	205,626
*Seiko Holdings Corp.	5,000	17,016
Seiko PMC Corp.	300	1,158
Seino Holdings Co., Ltd.	17,000	118,182
Seiren Co., Ltd.	9,000	67,623
Sekisui Chemical Co., Ltd.	20,000	153,578
#Sekisui House, Ltd.	27,440	267,338
Sekisui Jushi Co., Ltd.	7,000	71,238
Sekisui Plastics Co., Ltd.	10,000	46,188
#Senko Co., Ltd.	31,000	106,003
Senshu Electric Co., Ltd.	400	5,030
Senshukai Co., Ltd.	6,500	40,154
Seven & I Holdings Co., Ltd.	5,500	142,044
Sharp Corp.	20,000	207,939
#*Shibaura Mechatronics Corp.	4,000	15,418
Shibusawa Warehouse Co., Ltd.	5,000	17,069
Shibuya Kogyo Co., Ltd.	3,200	31,657
Shiga Bank, Ltd.	25,000	137,916
Shikibo, Ltd.	27,000	38,946
Shikoku Bank, Ltd.	22,000	71,147
Shikoku Chemicals Corp.	7,000	41,186
Shima Seiki Manufacturing Co., Ltd.	2,700	64,049
Shimachu Co., Ltd.	5,300	118,914
Shimadzu Corp.	4,000	31,651
Shimano, Inc.	400	20,002
#Shimizu Bank, Ltd.	1,500	66,128
Shimizu Corp.	44,000	187,543
Shin Nippon Air Technologies Co., Ltd.	3,200	19,941
#Shin Nippon Biomedical Laboratories, Ltd.	3,600	16,996
Shinagawa Refractories Co., Ltd.	20,000	67,981
*Shindengen Electric Manufacturing Co., Ltd.	19,000	100,463
Shin-Etsu Polymer Co., Ltd.	9,600	62,440
Shinkawa, Ltd.	5,400	55,923
Shin-Keisei Electric Railway Co., Ltd.	5,000	20,837
Shinko Electric Industries Co., Ltd.	5,800	65,711
Shinko Plantech Co., Ltd.	6,000	60,856
Shinko Shoji Co., Ltd.	6,100	53,025
Shinmaywa Industries, Ltd.	20,000	87,461
Shinnihon Corp.	9,500	27,467
#*Shinsei Bank, Ltd.	77,000	88,246
Shinsho Corp.	8,000	20,292
Shionogi & Co., Ltd.	1,000	18,395
Ship Healthcare Holdings, Inc.	7,000	82,247
Shiroki Corp.	19,000	73,735
Shizuoka Bank, Ltd.	30,000	275,159
Shizuoka Gas Co., Ltd.	13,000	78,930
#Shochiku Co., Ltd.	2,000	14,702
Shoko Co., Ltd.	19,000	30,074
*Showa Corp.	8,900	66,769
Showa Denko K.K.	73,000	161,135
Showa Sangyo Co., Ltd.	15,000	44,471
Showa Shell Sekiyu K.K.	4,400	38,156
*Simplex Holdings, Inc.	21	10,704
Sinanen Co., Ltd.	11,000	51,318
#Sinfonia Technology Co., Ltd.	16,000	54,690
Sintokogio, Ltd.	8,000	80,385
#SKY Perfect JSAT Holdings, Inc.	214	79,478
#SMK Corp.	17,000	89,308
SNT Corp.	6,100	29,907

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Sodick Co., Ltd.	9,700	$51,423
Sogo Medical Co., Ltd.	1,100	31,866
Sohgo Security Services Co., Ltd.	7,500	91,061
Sojitz Corp.	110,400	244,041
So-net Entertainment Corp.	6	20,517
Sony Corp. Sponsored ADR	16,365	561,974
Sotoh Co., Ltd.	1,500	15,911
Space Co., Ltd.	600	3,933
Square Enix Holdings Co., Ltd.	1,400	24,416
SRA Holdings, Inc.	600	6,746
SRI Sports, Ltd.	46	50,760
St Marc Holdings Co., Ltd.	700	30,220
Stanley Electric Co., Ltd.	3,800	71,290
Star Micronics Co., Ltd.	5,400	58,527
Starzen Co., Ltd.	16,000	47,044
Stella Chemifa Corp.	1,200	55,601
Studio Alice Co., Ltd.	400	3,979
Sumida Corp.	5,400	60,793
Sumikin Bussan Corp.	25,000	59,922
Suminoe Textile Co., Ltd.	9,000	21,427
Sumisho Computer Systems Corp.	3,800	62,168
Sumitomo Bakelite Co., Ltd.	25,000	148,213
Sumitomo Chemical Co., Ltd.	35,000	181,271
Sumitomo Corp.	18,000	259,313
Sumitomo Densetsu Co., Ltd.	7,100	28,920
Sumitomo Electric Industries, Ltd.	16,000	232,567
Sumitomo Forestry Co., Ltd.	14,500	133,234
Sumitomo Heavy Industries, Ltd.	12,000	76,579
*Sumitomo Light Metal Industries, Ltd.	16,000	20,310
Sumitomo Metal Industries, Ltd.	6,000	14,046
Sumitomo Metal Mining Co., Ltd.	7,000	115,071
*Sumitomo Mitsui Construction Co., Ltd.	27,400	22,088
Sumitomo Mitsui Financial Group, Inc.	24,900	846,600
Sumitomo Osaka Cement Co., Ltd.	43,000	94,938
Sumitomo Pipe & Tube Co., Ltd.	5,000	37,568
Sumitomo Precision Products Co., Ltd.	7,000	37,077
Sumitomo Rubber Industries, Ltd.	1,900	20,064
Sumitomo Seika Chemicals Co., Ltd.	9,000	41,415
Sumitomo Trust & Banking Co., Ltd.	19,000	114,592
Sumitomo Warehouse Co., Ltd.	23,000	121,924
#Sunx, Ltd.	9,300	54,280
Suruga Bank, Ltd.	7,000	65,412
Suzuken Co., Ltd.	2,000	57,091
Suzuki Motor Corp.	3,000	72,837
*SWCC Showa Holdings Co., Ltd.	47,000	53,400
*SxL Corp.	52,000	35,415
*Systena Corp.	34	39,559
T&D Holdings, Inc.	3,150	79,329
T. Hasegawa Co., Ltd.	3,100	49,302
#T. RAD Co., Ltd.	22,000	98,758
Tachi-S Co., Ltd.	8,500	147,895
Tact Home Co., Ltd.	34	41,665
*Tadano, Ltd.	13,000	67,772
Taihei Dengyo Kaisha, Ltd.	3,000	24,637
Taihei Kogyo Co., Ltd.	14,000	65,603
#*Taiheiyo Cement Corp.	74,000	95,763
Taiho Kogyo Co., Ltd.	5,200	54,961
Taikisha, Ltd.	3,500	59,940
Taiko Bank, Ltd. (The)	1,000	2,451
Taisei Corp.	90,000	215,499
Taisho Pharmaceutical Co., Ltd.	5,000	110,709

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Taiyo Nippon Sanso Corp.	2,000	$17,043
Taiyo Yuden Co., Ltd.	13,000	198,002
#TAIYO, Ltd.	10,000	19,879
Takagi Securities Co., Ltd.	14,000	16,396
Takamatsu Construction Group Co., Ltd.	2,600	34,657
Takara Holdings, Inc.	9,000	53,448
Takara Printing Co., Ltd.	1,300	10,436
Takara Standard Co., Ltd.	13,000	82,773
Takasago International Corp.	18,000	117,091
#Takasago Thermal Engineering Co., Ltd.	8,000	66,241
Takashima & Co., Ltd.	10,000	16,322
Takashimaya Co., Ltd.	22,000	181,430
*Takata Corp.	2,900	88,806
*Take & Give Needs Co., Ltd.	157	14,613
Takihyo Co., Ltd.	8,000	39,938
Takiron Co., Ltd.	5,000	18,170
*Takisawa Machine Tool Co., Ltd.	5,000	6,433
*Takuma Co., Ltd.	13,000	42,908
Tamron Co., Ltd.	1,500	30,585
Tamura Corp.	20,000	59,382
Tatsuta Electric Wire & Cable Co., Ltd.	15,000	48,927
TBK Co., Ltd.	11,000	64,044
*Teac Corp.	23,000	12,351
Tecmo Koei Holdings Co., Ltd.	3,910	29,184
Teijin, Ltd.	39,000	188,043
Teikoku Electric Manufacturing Co., Ltd.	100	2,330
Teikoku Piston Ring Co., Ltd.	3,600	39,726
Teikoku Sen-I Co., Ltd.	6,000	38,499
Teikoku Tsushin Kogyo Co., Ltd.	13,000	31,194
*Tekken Corp.	42,000	46,120
Tenma Corp.	2,100	22,198
THK Co., Ltd.	7,200	187,768
TKC, Corp.	2,600	53,798
TOA Corp.	37,000	44,670
Toa Oil Co., Ltd.	24,000	30,650
TOA ROAD Corp.	10,000	15,764
Toagosei Co., Ltd.	26,000	130,174
#Tobu Railway Co., Ltd.	3,000	16,578
Tobu Store Co., Ltd.	1,000	3,173
TOC Co., Ltd.	13,500	59,158
Tocalo Co., Ltd.	2,000	36,824
Tochigi Bank, Ltd.	12,000	58,437
Toda Corp.	25,000	95,989
#Toda Kogyo Corp.	12,000	131,913
Toei Co., Ltd.	12,000	60,819
Toenec Corp.	3,000	16,599
Toho Bank, Ltd.	24,000	76,093
Toho Co., Ltd.	12,000	44,200
Toho Gas Co., Ltd.	3,000	15,370
Toho Holdings Co., Ltd.	3,400	46,003
Toho Real Estate Co., Ltd.	5,400	38,839
Toho Zinc Co., Ltd.	23,000	115,431
Tokai Carbon Co., Ltd.	20,000	117,343
*Tokai Rika Co., Ltd.	6,500	130,309
Tokai Rubber Industries, Ltd.	4,100	54,461
Tokai Tokyo Financial Holdings, Inc.	26,000	92,862
Token Corp.	2,370	94,631
Tokio Marine Holdings, Inc.	12,716	378,857
Toko Electric Corp.	7,000	46,530
*Toko, Inc.	28,000	63,515
Tokushu Tokai Paper Co., Ltd.	14,000	32,624

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Tokuyama Corp.	25,000	$131,197
Tokyo Broadcasting System, Inc.	3,400	46,111
#Tokyo Dome Corp.	28,000	67,633
Tokyo Electron Device, Ltd.	1	2,414
Tokyo Energy & Systems, Inc.	5,000	33,450
Tokyo Individualized Educational Institute, Inc.	11,800	33,732
TOKYO KEIKI, Inc.	11,000	16,838
*Tokyo Kikai Seisakusho, Ltd.	36,000	33,380
Tokyo Ohka Kogyo Co., Ltd.	5,300	116,535
Tokyo Rakutenchi Co., Ltd.	7,000	25,066
#Tokyo Rope Manufacturing Co., Ltd.	8,000	26,012
#Tokyo Seimitsu Co., Ltd.	5,800	93,393
Tokyo Steel Manufacturing Co., Ltd.	8,500	90,502
Tokyo Style Co., Ltd.	11,000	85,544
Tokyo Tatemono Co., Ltd.	37,000	170,320
Tokyo Tatemono Real Estate Sales Co., Ltd.	3,300	12,726
Tokyo Tekko Co., Ltd.	13,000	36,177
Tokyo Theatres Co, Inc.	21,000	31,258
Tokyo Tomin Bank, Ltd.	5,900	80,392
Tokyotokeiba Co., Ltd.	33,000	50,345
Tokyu Community Corp.	2,600	78,860
Tokyu Construction Co., Ltd.	16,790	48,969
Tokyu Corp.	3,000	13,613
Tokyu Land Corp.	37,000	190,235
Toli Corp.	9,000	16,227
Tomato Bank, Ltd.	12,000	21,937
Tomen Electronics Corp.	2,900	49,950
Tomoe Engineering Co., Ltd.	2,200	35,154
Tomoku Co., Ltd.	22,000	65,118
*TOMONY Holdings, Inc.	11,000	45,167
#Tomy Co., Ltd.	6,400	53,144
Tonami Holdings Co., Ltd.	11,000	21,472
#Topcon Corp.	11,800	63,111
Toppan Forms Co., Ltd.	4,600	45,565
Toppan Printing Co., Ltd.	23,000	209,188
*Topre Corp.	6,500	50,792
Topy Industries, Ltd.	28,000	79,030
Toray Industries, Inc.	1,000	6,644
Toridoll.corp.	24	34,632
Torigoe Co., Ltd. (The)	2,100	18,263
Torii Pharmaceutical Co., Ltd.	1,800	39,575
Torishima Pump Manufacturing Co., Ltd.	2,300	45,731
#Tosei Corp.	155	75,594
#Toshiba Machine Co., Ltd.	20,000	106,920
Toshiba TEC Corp.	27,000	127,555
*Tosho Printing Co., Ltd.	6,000	10,576
Tosoh Corp.	47,000	152,666
Totetsu Kogyo Co., Ltd.	4,000	31,503
TOTO, Ltd.	2,000	14,320
Tottori Bank, Ltd.	8,000	17,158
#Touei Housing Corp.	1,600	25,530
Towa Bank, Ltd.	43,000	46,679
Toyo Construction Co., Ltd.	54,000	29,727
Toyo Corp.	5,700	58,644
Toyo Engineering Corp.	4,000	15,173
Toyo Ink Manufacturing Co., Ltd.	31,000	161,210
Toyo Kanetsu K.K.	28,000	51,105
Toyo Kohan Co., Ltd.	4,000	25,070
Toyo Securities Co., Ltd.	18,000	29,680
Toyo Seikan Kaisha, Ltd.	7,200	134,977
Toyo Sugar Refining Co., Ltd.	8,000	11,125

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Toyo Suisan Kaisha, Ltd.	1,000	$21,338
#Toyo Tanso Co, Ltd.	300	16,431
Toyo Tire & Rubber Co., Ltd.	24,000	59,452
Toyo Wharf & Warehouse Co., Ltd.	18,000	29,435
Toyobo Co., Ltd.	51,000	93,970
Toyoda Gosei Co., Ltd.	3,400	79,543
Toyota Auto Body Co., Ltd.	3,600	67,695
#Toyota Motor Corp. Sponsored ADR	7,600	624,568
Toyota Tsusho Corp.	9,500	166,979
Trans Cosmos, Inc.	3,900	38,389
*Trend Micro, Inc.	500	15,104
Trusco Nakayama Corp.	3,200	51,484
TS Tech Co., Ltd.	1,400	28,352
Tsubakimoto Chain Co.	11,000	62,231
Tsubakimoto Kogyo Co., Ltd.	2,000	5,603
*Tsudakoma Corp.	15,000	32,615
#Tsugami Corp.	15,000	107,705
Tsukishima Kikai Co., Ltd.	7,000	58,788
*Tsukuba Bank, Ltd.	20,400	72,121
Tsumura & Co.	700	22,011
Tsuruha Holdings, Inc.	800	38,483
Tsurumi Manufacturing Co., Ltd.	4,000	28,011
Tsutsumi Jewelry Co., Ltd.	1,300	35,421
Tsuzuki Denki Co., Ltd.	6,000	37,831
TV Asahi Corp.	11	18,257
*TV Tokyo Holdings Corp.	700	9,893
Ube Industries, Ltd.	3,000	9,052
Ube Material Industries, Ltd.	18,000	55,931
Uchida Yoko Co., Ltd.	10,000	36,366
#Ulvac, Inc.	5,300	136,012
*Uniden Corp.	14,000	45,216
*Unihair Co., Ltd.	5,600	56,592
Union Tool Co.	1,100	26,928
#Unipres Corp.	2,300	46,424
United Arrows, Ltd.	6,100	92,153
*Unitika, Ltd.	71,000	65,799
Universe Co., Ltd.	1,900	28,302
UNY Co., Ltd.	18,300	177,291
U-Shin, Ltd.	8,600	69,649
Ushio, Inc.	1,500	30,397
USS Co., Ltd.	400	32,099
Valor Co., Ltd.	8,600	76,401
Vantec Corp.	25	37,224
Vital KSK Holdings, Inc.	5,300	43,974
Wacoal Corp.	9,000	120,530
*Wacom Co., Ltd.	12	19,988
Warabeya Nichiyo Co., Ltd.	3,200	39,185
*Watabe Wedding Corp.	2,500	27,862
Wood One Co., Ltd.	6,000	20,599
Xebio Co., Ltd.	2,900	66,265
*Y. A. C. Co., Ltd.	3,200	26,710
Yachiyo Bank, Ltd. (The)	2,300	73,883
Yahagi Construction Co., Ltd.	4,800	28,563
Yaizu Suisankagaku Industry Co., Ltd.	100	1,048
Yakult Honsha Co., Ltd.	900	25,446
Yamabiko Corp.	700	7,645
Yamada Denki Co., Ltd.	200	13,571
Yamagata Bank, Ltd.	20,000	93,544
Yamaguchi Financial Group, Inc.	19,000	190,819
Yamaha Corp.	13,800	169,344
*Yamaha Motor Co., Ltd.	8,800	162,842

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#*Yamaichi Electronics Co., Ltd.	2,300	$11,787
Yamanashi Chuo Bank, Ltd.	16,000	80,848
Yamatake Corp.	1,800	41,782
Yamatane Corp.	26,000	38,093
Yamato Holdings Co., Ltd.	3,000	45,643
Yamato Kogyo Co., Ltd.	4,400	132,276
Yamazaki Baking Co., Ltd.	6,000	71,601
Yamazen Co., Ltd.	7,800	41,568
Yaskawa Electric Corp.	15,000	162,457
Yasuda Warehouse Co., Ltd. (The)	3,400	21,095
Yellow Hat, Ltd.	4,400	46,994
Yodogawa Steel Works, Ltd.	22,000	97,253
Yokogawa Bridge Holdings Corp.	5,000	32,323
*Yokogawa Electric Corp.	17,500	140,711
Yokohama Reito Co., Ltd.	12,000	83,863
Yokohama Rubber Co., Ltd.	28,000	143,151
Yokowo Co., Ltd.	5,100	40,975
Yomeishu Seizo Co., Ltd.	2,000	19,525
Yomiuri Land Co., Ltd.	10,000	34,854
Yondenko Corp.	8,000	35,510
Yonekyu Corp.	3,500	28,661
Yonex Co., Ltd.	3,600	25,660
Yorozu Corp.	2,800	53,405
#Yoshinoya Holdings Co., Ltd.	14	18,319
*Yuasa Trading Co., Ltd.	26,000	31,318
Yuken Kogyo Co., Ltd.	7,000	15,272
Yukiguni Maitake Co., Ltd.	1,100	7,365
Yurtec Corp.	14,000	62,082
Yushin Precision Equipment Co., Ltd.	1,000	20,393
Yushiro Chemical Industry Co., Ltd.	3,800	63,247
#Zenrin Co., Ltd.	4,100	45,764
Zeon Corp.	17,000	156,206
ZERIA Pharmaceutical Co., Ltd.	2,000	24,243
Zuken, Inc.	5,900	49,672

TOTAL JAPAN		85,570,692

NETHERLANDS — (2.3%)
Aalberts Industries NV	12,970	256,151
Accell Group NV	1,152	59,607
*Aegon NV	58,692	434,389
*Aegon NV ADR	7,400	54,760
*AFC Ajax NV	70	682
Akzo Nobel NV	6,274	391,892
#*AMG Advanced Metallurgical Group NV	3,308	50,397
Amsterdam Commodities NV	2,169	30,873
*APERAM NV Registered Shares	512	20,848
Arcadis NV	6,043	141,225
#ArcelorMittal NV ADR	10,232	373,263
#*ASM International NV	3,777	136,946
#ASML Holding NV ADR	11,971	502,902
#*BE Semiconductor Industries NV	3,324	23,787
Beter Bed Holding NV	942	26,449
BinckBank NV	11,167	194,719
Brunel International NV	1,958	79,363
*Crucell NV ADR	7,100	237,992
*CSM NV	7,747	254,288
*Delta Lloyd NV	6,075	153,336
*Draka Holding NV	5,962	147,913
#Exact Holding NV	2,291	66,069
Fugro NV	5,703	459,169
*Gamma Holding NV	767	30,463

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
#Grontmij NV	3,814	$85,947
*Heijmans NV	3,105	68,875
Heineken NV	396	19,934
Imtech NV	4,514	165,804
*ING Groep NV	15,875	180,775
*ING Groep NV Sponsored ADR	72,426	824,932
#*Kardan NV	976	5,535
KAS Bank NV	1,187	18,616
*Kendrion NV	652	13,696
Koninklijke Ahold NV	15,949	216,028
Koninklijke Bam Groep NV	33,553	217,771
Koninklijke Boskalis Westminster NV	4,391	210,887
Koninklijke DSM NV	11,964	708,129
Koninklijke Philips Electronics NV	15,182	473,044
Koninklijke Ten Cate NV	4,867	173,070
Koninklijke Vopak NV	3,612	174,559
*LBi International NV	8,375	20,218
#Macintosh Retail Group NV	2,098	54,716
Mediq NV	7,767	142,461
Nutreco NV	5,131	365,177
*Ordina NV	9,981	52,431
Philips Electronics NV ADR	17,136	535,157
#*Punch Graphix NV	5,490	22,953
*Randstad Holdings NV	5,652	308,653
Reed Elsevier NV ADR	1,500	39,135
SBM Offshore NV	14,493	345,235
#Sligro Food Group NV	2,779	92,437
*SNS Reaal Groep NV	23,327	116,014
Telegraaf Media Groep NV	5,819	119,385
TKH Group NV	3,484	85,220
TNT NV	8,170	220,793
#*TomTom NV	20,909	206,558
Unit 4 NV	3,876	127,513
*USG People NV	10,559	222,520
*Wavin NV	8,724	121,152
Wolters Kluwer NV	5,735	131,311

TOTAL NETHERLANDS		11,014,124

NEW ZEALAND — (0.2%)
Air New Zealand, Ltd.	114,230	123,626
Auckland International Airport, Ltd.	79,481	137,680
Contact Energy, Ltd.	31,424	149,308
*Fisher & Paykel Appliances Holdings, Ltd.	133,540	57,800
Fisher & Paykel Healthcare Corp., Ltd.	32,478	79,797
Freightways, Ltd.	1,524	3,831
Hallenstein Glasson Holdings, Ltd.	634	1,885
Infratil, Ltd.	10,356	15,015
Mainfreight, Ltd.	7,700	48,385
New Zealand Oil & Gas, Ltd.	44,026	28,898
New Zealand Refining Co., Ltd.	14,184	51,420
Nuplex Industries, Ltd.	19,005	53,046
*Pike River Coal, Ltd.	12,312	—
Port of Tauranga, Ltd.	13,029	75,837
#Pyne Gould Corp., Ltd.	398,517	110,958
Restaurant Brands New Zealand, Ltd.	16,668	31,935
Ryman Healthcare, Ltd.	15,947	29,551
Sky City Entertainment Group, Ltd.	15,183	38,512
Sky Network Television, Ltd.	9,019	37,280
Tower, Ltd.	15,084	22,715
TrustPower, Ltd.	8,996	50,332

TOTAL NEW ZEALAND		1,147,811

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (1.2%)
ABG Sundal Collier Holding ASA	31,428	$43,340
*Acta Holding ASA	21,755	9,093
#Aker ASA	900	23,625
Aker Kvaerner ASA	4,300	78,212
Aktiv Kapital ASA	1,612	13,872
Atea ASA	12,215	120,448
Austevoll Seafood ASA	7,020	55,370
*Blom ASA	1,630	665
Bonheur ASA	350	10,450
*BW Offshore, Ltd. ASA	33,526	85,948
*BWG Homes ASA	12,635	50,612
Cermaq ASA	7,200	108,426
*Copeinca ASA	2,400	22,869
*Deep Sea Supply P.L.C.	17,544	39,292
*Det Norske Oljeselskap ASA (B15GGN4)	64,000	107,304
*Det Norske Oljeselskap ASA (B1L95G3)	6,863	33,626
DnB NOR ASA Series A	46,946	647,205
*Dockwise, Ltd. ASA	3,104	87,776
*DOF ASA	6,194	56,355
*EDB ErgoGroup ASA	20,232	52,286
*Eitzen Chemical ASA	14,172	3,119
Ekornes ASA	2,840	69,130
#*Electromagnetic GeoServices ASA	24,789	54,930
*Eltek ASA	78,226	64,375
Farstad Shipping ASA	3,400	101,907
Fred Olsen Energy ASA	450	19,508
#Frontline, Ltd. ASA	320	8,213
Ganger Rolf ASA	966	26,525
Golar LNG, Ltd. (7139695)	1,200	21,281
Golar LNG, Ltd. (G9456A100)	3,400	59,330
Golden Ocean Group, Ltd. ASA	20,000	24,978
Grieg Seafood ASA	10,842	39,632
*Kongsberg Automotive Holding ASA	100,337	79,105
Kongsberg Gruppen ASA	960	21,315
Marine Harvest ASA	263,711	296,822
#Nordic Semiconductor ASA	19,109	74,449
#*Norse Energy Corp. ASA	38,395	9,620
Norsk Hydro ASA	68,217	512,316
*Norske Skogindustrier ASA Series A	37,500	138,990
*Norwegian Air Shuttle ASA	2,164	46,667
*Norwegian Energy Co. ASA	23,337	76,253
*Odfjell ASA Series A	3,500	31,332
#Opera Software ASA	4,000	18,083
Orkla ASA	24,650	221,863
*Panoro Energy ASA	3,839	5,788
*Petroleum Geo-Services ASA	17,278	256,354
*Pronova BioPharma ASA	7,500	12,303
Prosafe ASA	1,788	13,325
#*Renewable Energy Corp. ASA	17,037	54,658
Schibsted ASA	4,894	146,892
*Sevan Marine ASA	115,356	122,157
Solstad Offshore ASA	2,300	48,454
*Songa Offshore SE	14,948	82,321
SpareBanken 1 SMN	12,657	119,796
*Storebrand ASA	37,700	297,338
Subsea 7 SA	11,170	272,804
Telenor ASA	1,000	15,419
TGS Nopec Geophysical Co. ASA	16,653	392,996
#Tomra Systems ASA	13,900	90,761
Veidekke ASA	3,849	34,333

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (Continued)
#Wilh Wilhelmsen Holding ASA	1,091	$31,137

TOTAL NORWAY		5,663,353

PORTUGAL — (0.3%)
#*Altri SGPS SA	8,148	36,912
#Banco BPI SA	37,043	71,380
#Banco Comercial Portugues SA	266,605	214,048
#Banco Espirito Santo SA	49,821	202,042
Banif SGPS SA	7,050	8,945
Brisa SA	7,265	52,845
#Cimpor Cimentos de Portugal SA	9,436	63,340
#Galp Energia SGPS SA Series B	1,599	32,605
#*Impresa SGPS SA	24,471	37,620
#Jeronimo Martins SGPS SA	6,158	92,854
#Martifer SGPS SA	5,596	11,185
Mota-Engil SGPS SA	29,597	80,565
Novabase SGPS SA	1,834	6,787
#Portucel-Empresa Produtora de Pasta de Papel SA	41,416	140,332
Portugal Telecom SA	5,144	60,011
Redes Energeticas Nacionais SA	7,924	27,685
*Sag Gest - Solucoes Automovel Globais SGPS SA	5,778	4,355
Sociedade de Investimento e Gestao SGPS SA	8,887	108,311
#*Sonae Industria SGPS SA	27,760	68,651
#Sonae SGPS SA	153,573	172,574
*Sonaecom SGPS SA	33,412	61,497
Teixeira Duarte SA	10,457	10,480
#Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	20,151	99,444

TOTAL PORTUGAL		1,664,468

SINGAPORE — (1.6%)
*Abterra, Ltd.	55,000	56,833
*AFP Properties, Ltd.	87,000	26,656
Allgreen Properties, Ltd.	159,000	136,185
Armstrong Industrial Corp., Ltd.	70,000	22,833
*Asiasons Capital, Ltd.	135,000	23,808
ASL Marine Holdings, Ltd.	74,200	40,261
Ausgroup, Ltd.	144,000	44,758
Baker Technology, Ltd.	127,000	35,544
*Banyan Tree Holdings, Ltd.	84,000	72,286
*Beng Kuang Marine, Ltd.	187,000	32,086
#*BH Global Marine, Ltd.	46,000	10,374
Boustead Singapore, Ltd.	8,000	6,772
Breadtalk Group, Ltd.	23,000	12,270
Broadway Industrial Group, Ltd.	34,000	25,804
Bukit Sembawang Estates, Ltd.	20,000	74,584
*Bund Center Investment, Ltd.	53,000	9,361
*CapitaLand, Ltd.	58,500	165,449
*CapitaMalls Asia, Ltd.	40,000	58,779
Cerebos Pacific, Ltd.	7,000	27,027
CH Offshore, Ltd.	65,000	24,720
China Aviation Oil Singapore Corp., Ltd.	54,000	64,668
*China Energy, Ltd.	134,000	16,881
*China Sunsine Chemical Holdings, Ltd.	113,000	26,573
*Chip Eng Seng Corp., Ltd.	155,000	52,851
City Developments, Ltd.	15,000	133,894
ComfortDelGro Corp., Ltd.	14,000	17,395
#Cosco Corp Singapore, Ltd.	50,000	85,967
Creative Technology, Ltd.	3,750	11,226
*CSE Global, Ltd.	103,000	101,890
*CWT, Ltd.	25,000	23,408
DBS Group Holdings, Ltd.	37,422	441,266

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
*Delong Holdings, Ltd.	33,000	$14,300
*Etika International Holdings, Ltd.	7,000	2,368
Eu Yan Sang International, Ltd.	20,000	11,617
#*Ezion Holdings, Ltd.	41,000	21,635
#Ezra Holdings, Ltd.	78,000	100,889
F.J. Benjamin Holdings, Ltd.	75,000	23,587
*Falcon Energy Group, Ltd.	160,000	55,434
First Resources, Ltd.	21,000	22,315
Fraser & Neave, Ltd.	58,000	289,202
Freight Links Express Holdings, Ltd.	153,000	8,360
*Gallant Venture, Ltd.	51,000	16,303
Golden Agri-Resources, Ltd.	387,000	214,969
Goodpack, Ltd.	15,000	25,816
Guocoland, Ltd.	53,333	109,770
#Healthway Medical Corp., Ltd.	249,000	29,328
Hiap Seng Engineering, Ltd.	50,000	24,478
Hi-P International, Ltd.	76,000	66,255
Ho Bee Investment, Ltd.	36,000	41,602
*Hong Fok Corp., Ltd.	89,000	39,844
Hong Leong Asia, Ltd.	28,000	61,231
Hotel Grand Central, Ltd.	6,000	3,943
Hotel Properties, Ltd.	30,000	62,611
HTL International Holdings, Ltd.	48,000	24,165
Hwa Hong Corp., Ltd.	21,000	9,304
#Hyflux, Ltd.	34,500	60,394
*Indofood Agri Resources, Ltd.	30,000	58,991
InnoTek, Ltd.	37,000	16,719
Jardine Cycle & Carriage, Ltd.	3,000	80,181
*Jaya Holdings, Ltd.	45,000	24,273
*JES International Holdings, Ltd.	250,000	68,089
*Jiutian Chemical Group, Ltd.	214,000	12,674
Keppel Corp., Ltd.	7,000	64,372
Keppel Land, Ltd.	41,390	145,928
Keppel Telecommunications & Transportation, Ltd.	58,000	62,724
*K-Green Trust, Ltd.	1,400	1,217
Kim Eng Holdings, Ltd.	45,000	107,396
*KS Energy Services, Ltd.	68,000	57,143
M1, Ltd.	11,000	21,094
*Manhattan Resources, Ltd.	47,000	45,996
*Marco Polo Marine, Ltd.	39,000	12,571
#Mercator Lines Singapore, Ltd.	134,000	27,338
Metro Holdings, Ltd.	31,000	20,683
#Midas Holdings, Ltd.	116,000	84,485
#*Neptune Orient Lines, Ltd.	91,250	158,182
NSL, Ltd.	16,000	17,796
*Oceanus Group, Ltd.	70,000	16,190
Olam International, Ltd.	24,000	57,408
Orchard Parade Holdings, Ltd.	24,000	29,806
#OSIM International, Ltd.	51,000	62,132
*Otto Marine, Ltd.	130,000	33,314
Oversea-Chinese Banking Corp., Ltd.	26,793	207,779
Overseas Union Enterprise, Ltd.	37,000	95,792
Pan Pacific Hotels Group, Ltd.	31,000	39,042
QAF, Ltd.	69,000	33,584
#*Raffles Education Corp., Ltd.	149,553	35,768
Raffles Medical Group, Ltd.	12,000	20,321
SATS, Ltd.	43,380	94,587
*SC Global Developments, Ltd.	51,000	61,613
SembCorp Industries, Ltd.	27,000	109,339
#SembCorp Marine, Ltd.	7,000	29,664
Singapore Airlines, Ltd.	12,000	139,193

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
#Singapore Exchange, Ltd.	4,000	$26,574
Singapore Land, Ltd.	22,000	130,839
Singapore Post, Ltd.	41,000	37,891
Singapore Press Holdings, Ltd.	13,000	40,460
Singapore Telecommunications, Ltd.	55,000	133,952
*Sinomem Technology, Ltd.	148,000	60,076
SMRT Corp, Ltd.	25,000	39,954
Spice I2I, Ltd.	116,000	7,311
*Stamford Land Corp., Ltd.	154,000	76,105
StarHub, Ltd.	8,000	16,005
Sunningdale Tech, Ltd.	143,000	20,976
#*Sunvic Chemical Holdings, Ltd.	152,000	81,371
#Super Group, Ltd.	22,000	25,203
#*Swiber Holdings, Ltd.	103,000	77,043
*Swissco Holdings, Ltd.	60,000	16,288
Tat Hong Holdings, Ltd.	29,000	20,956
Tiong Woon Corp. Holding, Ltd.	67,000	21,631
*Transcu Group, Ltd.	383,999	22,569
#UMS Holdings, Ltd.	144,000	64,973
United Engineers, Ltd.	25,000	49,093
United Envirotech, Ltd.	83,000	29,752
United Industrial Corp., Ltd.	103,000	225,641
United Overseas Bank, Ltd.	4,045	62,896
UOB-Kay Hian Holdings, Ltd.	49,000	69,490
UOL Group, Ltd.	52,000	193,349
*Venture Corp., Ltd.	39,000	296,003
WBL Corp., Ltd.	6,000	19,693
#Wee Hur Holdings, Ltd.	50,000	19,996
Wheelock Properties, Ltd.	18,000	26,787
Wing Tai Holdings, Ltd.	48,000	61,803
*Yongnam Holdings, Ltd.	108,000	23,794

TOTAL SINGAPORE		7,373,987

SPAIN — (1.8%)
#Abengoa SA	4,872	135,734
Abertis Infraestructuras SA	4,973	97,580
Acciona SA	2,486	215,030
Acerinox SA	11,623	197,843
Actividades de Construccion y Servicios SA	1,883	97,235
Almirall SA	8,510	98,387
*Amper SA	5,383	21,458
Antena 3 de Television SA	5,451	56,724
Banco Bilbao Vizcaya Argentaria SA	7,400	90,734
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	40,108	492,125
#Banco de Sabadell SA	94,633	452,997
*Banco de Sabadell SA Convertible Shares	6,409	7,182
#*Banco de Valencia SA	5,803	28,117
#Banco Espanol de Credito SA	5,861	53,129
Banco Pastor SA	17,368	100,392
#Banco Popular Espanol SA	43,797	263,412
Banco Santander SA	60,184	736,902
#Banco Santander SA Sponsored ADR	49,963	611,547
#*Bankinter SA	15,992	109,124
*Baron de Ley SA	967	54,229
#Bolsas y Mercados Espanoles SA	4,896	138,134
Caja de Ahorros del Mediterraneo SA	8,736	76,964
Campofrio Food Group SA	1,520	16,826
Cementos Portland Valderrivas SA	1,746	28,951
Cia Espanola de Petroleos SA	468	13,591
*Cie Automotive SA	10,420	77,910
Cintra Concesiones de Infraestructuras de Transporte SA	29,985	355,022

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
*Codere SA	530	$6,584
Construcciones y Auxiliar de Ferrocarriles SA	202	109,557
#Criteria Caixacorp SA	32,638	224,872
Dinamia Capital Privado Sociedad de Capital Riesgo SA	1,398	16,330
Duro Felguera SA	7,224	54,307
Ebro Foods SA	7,979	166,123
Elecnor SA	4,468	62,392
Enagas SA	4,664	98,349
*Ercros SA	9,141	10,033
Faes Farma SA	24,504	96,523
Fersa Energias Renovables SA	4,378	6,304
Fluidra SA	613	2,112
Fomento de Construcciones y Contratas SA	651	18,993
*Gamesa Corp Tecnologica SA	1,683	12,892
Gas Natural SDG SA	12,939	213,521
*Gestevision Telec, Inc. SA	7,877	99,091
Grifols SA	2,915	44,386
Grupo Catalana Occidente SA	5,497	113,433
*Grupo Empresarial Ence SA	27,374	90,299
*Grupo Ezentis SA	105,901	70,491
Iberdrola Renovables SA	35,844	135,058
Iberdrola SA	19,062	163,117
Iberpapel Gestion SA	130	2,559
Indra Sistemas SA	1,519	28,565
*Jazztel P.L.C.	28,321	147,465
*La Seda de Barcelona SA	159,016	20,859
Laboratorios Farmaceuticos Rovi SA	1,442	9,697
Mapfre SA	5,709	19,407
Miquel y Costas & Miquel SA	1,261	38,110
*Natraceutical SA	16,106	7,882
*NH Hoteles SA	24,976	147,844
Obrascon Huarte Lain SA	2,613	83,835
*Papeles y Cartones de Europa SA	7,764	39,082
Pescanova SA	1,779	61,206
*Promotora de Informaciones SA	10,539	28,491
Prosegur Cia de Seguridad SA	1,405	81,608
*Quabit Inmobiliaria SA	38,794	4,774
*Realia Business SA	39,131	82,286
Red Electrica Corporacion SA	1,329	67,642
#Repsol YPF SA Sponsored ADR	8,150	258,681
*Reyal Urbis SA	2,446	3,968
#*Sacyr Vallehermoso SA	8,360	79,254
*Service Point Solutions SA	7,936	4,952
Sol Melia SA	3,757	39,619
Solaria Energia y Medio Ambiente SA	8,257	16,298
*SOS Corp. Alimentaria SA	30,713	28,453
*Tecnicas Reunidas SA	999	61,640
Telecomunicaciones y Energia SA	2,844	9,600
*Tubacex SA	24,277	89,273
*Tubos Reunidos SA	15,910	40,338
Vidrala SA	3,818	106,786
Viscofan SA	3,785	137,407
*Vocento SA	845	4,242
*Vueling Airlines SA	2,854	43,565
Zardoya Otis SA	769	12,163
*Zeltia SA	25,156	96,373

TOTAL SPAIN		8,345,970

SWEDEN — (2.8%)
Aarhuskarlshamn AB	3,059	81,706
Acando AB	18,648	37,589

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
*Active Biotech AB	1,997	$47,872
Addtech AB Series B	1,015	29,465
AF AB	5,584	114,598
Alfa Laval AB	2,160	45,998
#*Anoto Group AB	11,499	6,329
Assa Abloy AB Series B	3,100	84,356
Avanza Bank Holding AB	1,688	63,549
Axfood AB	1,350	48,831
#Axis Communications AB	3,786	78,292
B&B Tools AB	5,507	97,887
*BE Group AB	8,493	58,307
Beijer Alma AB	1,928	47,571
*Betsson AB	2,228	39,479
Bilia AB Series A	5,411	104,357
Billerud AB	17,649	174,377
*BioInvent International AB	5,547	24,944
Biotage AB	19,463	19,497
#Bjoern Borg AB	1,140	12,270
*Boliden AB	35,292	736,323
*Bure Equity AB	19,350	103,131
Cardo AB	2,346	152,765
*CDON Group AB	4,074	20,213
#Clas Ohlson AB Series B	2,529	42,173
#Concordia Maritime AB Series B	10,317	30,390
*Diamyd Medical AB	2,484	51,133
Duni AB	5,126	55,243
*East Capital Explorer AB	6,363	87,570
#Electrolux AB Series B	8,200	233,669
Elekta AB Series B	6,166	249,728
*Eniro AB	6,848	30,852
G & L Beijer AB Series B	1,494	64,338
Getinge AB	3,048	74,118
*Gunnebo AB	8,531	66,848
Hakon Invest AB	5,494	94,038
*Haldex AB	8,712	135,139
Hexagon AB	16,552	355,599
#Hexpol AB	3,648	92,123
*HIQ International AB	5,939	32,706
Hoganas AB Series B	3,934	154,108
Holmen AB	6,915	262,375
#HQ AB	1,073	560
Husqvarna AB Series A	1,778	14,798
#Husqvarna AB Series B	10,020	83,330
*Industrial & Financial Systems AB Series B	3,767	60,885
Intrum Justitia AB	6,733	106,587
JM AB	10,548	244,270
#KappAhl AB	5,572	37,870
*Karo Bio AB	17,374	4,810
Lagercrantz Group AB Series B	2,159	19,968
*LBi International NV	12	29
*Lindab International AB	10,001	141,286
*Loomis AB	13,766	208,016
*Lundin Petroleum AB	23,683	293,899
Meda AB Series A	28,325	233,633
*Medivir AB	1,573	36,519
Mekonomen AB	1,728	61,777
*Micronic Mydata AB	22,549	70,118
Modern Times Group AB Series B	4,074	283,110
NCC AB Series B	6,132	142,939
*Net Entertainment NE AB	2,208	21,837
#*Net Insight AB	44,491	21,548

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
New Wave Group AB Series B	9,990	$62,172
NIBE Industrier AB	2,591	40,719
Niscayah Group AB	53,366	106,634
*Nobia AB	20,065	178,903
Nolato AB Series B	2,390	30,108
#Nordea Bank AB	61,921	751,314
OEM International AB Series B	1,100	10,657
#*Opcon AB	1,013	3,765
#*ORC Software AB	1,183	22,096
*Orexo AB	5,596	38,821
#Oriflame Cosmetics SA	875	42,142
*Pa Resources AB	87,613	68,449
Peab AB Series B	16,411	138,684
*Pricer AB	338,235	45,473
*Proffice AB	6,502	33,363
Q-Med AB	6,069	71,410
Ratos AB	8,386	314,848
RaySearch Laboratories AB	1,193	7,059
*Rederi AB Transatlantic	4,088	18,816
*Rezidor Hotel Group AB	18,581	110,755
#*rnb Retail & Brands AB	34,650	43,547
#*Rottneros AB	33,249	26,568
Saab AB	6,770	128,575
#*SAS AB	26,212	99,213
#*Seco Tools AB	1,924	32,940
Securitas AB Series B	1,170	14,104
*Sensys Traffic AB	13,176	2,154
Skandinaviska Enskilda Banken AB Series A	27,007	244,987
Skanska AB Series B	3,800	76,981
SKF AB Series B	2,200	62,832
#Skistar AB	192	3,643
#SSAB AB Series A	14,191	233,198
SSAB AB Series B	7,666	108,888
*Studsvik AB	1,328	13,775
Svenska Cellulosa AB Series B	28,079	489,686
Svenska Handelsbanken AB Series A	9,371	319,146
*Swedbank AB Series A	36,638	574,591
Swedish Match AB	3,673	105,833
*Swedish Orphan Biovitrum AB	22,449	128,413
Systemair AB	819	12,667
Tele2 AB Series B	11,236	248,356
Telefonaktiebolaget LM Ericsson AB	38,509	474,771
Telefonaktiebolaget LM Ericsson AB Sponsored ADR	17,900	221,423
TeliaSonera AB	41,383	340,525
*TradeDoubler AB	4,911	33,539
Trelleborg AB Series B	31,377	363,956
Vitrolife AB	850	5,265
*Volvo AB Series B	12,440	215,622

TOTAL SWEDEN		13,151,031

SWITZERLAND — (5.7%)
ABB, Ltd. AG	6,988	165,091
ABB, Ltd. AG Sponsored ADR	8,820	208,769
Acino Holding AG	137	13,393
*Actelion, Ltd. AG	513	27,843
Adecco SA	8,085	523,669
Advanced Digital Broadcast Holdings SA	398	13,490
*AFG Arbonia-Forster Holding AG	4,454	157,674
Allreal Holding AG	1,080	157,269
Also Holding AG	321	18,287
*Aryzta AG	10,411	457,723

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
*Ascom Holding AG	8,007	$115,719
#Bachem Holdings AG	1,420	83,448
Baloise Holding AG	4,679	481,554
Bank Coop AG	1,427	102,710
Bank Sarasin & Cie AG Series B	2,665	122,763
Banque Cantonale de Geneve SA	110	25,457
Banque Cantonale Vaudoise AG	394	220,228
Banque Privee Edmond de Rothschild SA	1	28,527
Barry Callebaut AG	160	127,946
*Basilea Pharmaceutica AG	236	18,201
Basler Kantonalbank AG	551	84,165
Belimo Holdings AG	60	109,182
Bell Holding AG	14	28,016
Bellevue Group AG	475	17,608
Berner Kantonalbank AG	290	74,195
BKW FMB Energie AG	137	11,055
*Bobst Group AG	2,387	109,174
*Bossard Holding AG	598	77,870
Bucher Industries AG	1,648	319,223
Burckhardt Compression Holding AG	308	87,362
Centralschweizerische Kraftwerke AG	31	10,852
*Charles Voegele Holding AG	2,841	163,043
*Cie Financiere Tradition SA	305	38,798
*Clariant AG	25,538	451,296
Coltene Holding AG	124	7,838
Compagnie Financiere Richemont SA Series A	5,585	304,010
Conzzeta AG	35	76,828
Credit Suisse Group AG	13,655	609,621
Daetwyler Holding AG	1,335	117,680
*Dufry AG	2,291	274,456
EFG International AG	7,368	102,130
EGL AG	34	24,584
Emmi AG	135	29,574
#EMS-Chemie Holding AG	653	109,607
Energiedienst Holding AG	542	29,864
#*Etrion Corp. AG	5,406	5,029
Flughafen Zuerich AG	504	211,037
Forbo Holding AG	249	162,350
#Galenica Holding AG	437	239,801
*GAM Holding AG	28,346	505,568
*Gategroup Holding AG	1,998	108,836
Geberit AG	739	156,071
*George Fisher AG	750	405,028
Givaudan SA	282	279,434
#Gurit Holding AG	178	107,617
Helvetia Holding AG	749	306,036
Holcim, Ltd. AG	21,970	1,537,853
*Huber & Suhner AG	992	65,926
Implenia AG	1,300	42,359
*Inficon Holding AG	166	31,275
*Interroll-Holding AG	121	47,720
Julius Baer Group, Ltd. AG	12,868	582,289
Kaba Holding AG	359	144,369
*Kardex AG	1,109	36,986
*Komax Holding AG	885	100,549
Kudelski SA	8,631	194,453
Kuehne & Nagel International AG	1,113	143,926
Kuoni Reisen Holding AG	565	258,940
*LEM Holding SA	28	18,386
Liechtensteinische Landesbank AG	461	36,644
*LifeWatch AG	922	8,595

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Lindt & Spruengli AG	1	$29,220
#*Logitech International SA	11,683	219,103
*Lonza Group AG	5,760	454,006
Luzerner Kantonalbank AG	266	89,191
Metall Zug AG	32	121,410
#*Meyer Burger Technology AG	9,670	298,293
*Micronas Semiconductor Holding AG	8,922	121,517
Mobilezone Holding AG	2,526	27,704
Mobimo Holding AG	849	181,962
Nobel Biocare Holding AG	3,987	81,875
Novartis AG	552	30,730
*Novartis AG ADR	12,100	675,906
*OC Oerlikon Corp. AG	24,970	152,286
*Orascom Development Holding AG	1,261	58,125
Orell Fuessli Holding AG	184	27,028
*Panalpina Welttransport Holding AG	2,305	294,160
Partners Group Holding AG	929	160,946
Petroplus Holdings AG	17,593	288,622
Phoenix Mecano AG	168	118,356
*Precious Woods Holding AG	466	10,858
*PubliGroupe SA	379	43,138
*Rieters Holdings AG	720	272,675
Romande Energie Holding SA	31	55,220
*Schaffner Holding AG	31	10,843
Schindler Holding AG	551	61,233
*Schmolz & Bickenbach AG	5,880	54,544
#Schulthess Group AG	1,676	77,825
Schweiter Technologies AG	171	141,338
Schweizerische National-Versicherungs-Gesellschaft AG	1,743	60,575
SGS SA	32	52,038
*Siegfried Holding AG	472	46,907
Sika AG	177	387,957
Sonova Holding AG	728	91,268
St. Galler Kantonalbank AG	337	172,807
*Straumann Holding AG	149	36,516
Sulzer AG	3,071	424,721
Swatch Group AG (7184725)	2,379	954,468
Swatch Group AG (7184736)	3,697	266,014
Swiss Life Holding AG	3,673	586,708
Swiss Reinsurance Co., Ltd. AG	23,898	1,366,153
Swisscom AG	228	100,587
Swisslog Holding AG	74,559	71,150
Swissquote Group Holding SA	1,088	67,336
Syngenta AG ADR	6,500	420,095
*Synthes, Inc.	901	118,934
Tecan Group AG	1,172	99,592
#*Temenos Group AG	4,813	188,807
*Tornos Holding AG	2,333	31,765
*U-Blox AG	815	41,857
*UBS AG	52,017	931,331
*UBS AG ADR	34,236	614,879
#Valiant Holding AG	1,091	160,458
Valora Holding AG	727	246,283
Vaudoise Assurances Holding SA	46	13,070
Verwaltungs und Privat-Bank AG	463	54,830
*Vetropack Holding AG	11	20,887
#*Von Roll Holding AG	18,595	90,432
Vontobel Holdings AG	4,499	173,831
VZ Holding AG	157	19,582
Walliser Kantonalbank AG	24	18,157
Winterthur Technologie AG	406	27,074

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Ypsomed Holdings AG	1,113	$71,861
Zehnder Group AG	58	156,660
#Zuger Kantonalbank AG	19	108,143
Zurich Financial Services AG	9,218	2,520,349

TOTAL SWITZERLAND		27,047,065

UNITED KINGDOM — (15.9%)
*888 Holdings P.L.C.	29,087	21,782
A.G. Barr P.L.C.	2,386	44,262
Aberdeen Asset Management P.L.C.	87,090	310,234
Admiral Group P.L.C.	3,611	95,020
Aegis Group P.L.C.	67,749	151,221
*Afren P.L.C.	75,219	174,807
Aga Rangemaster Group P.L.C.	9,912	19,638
Aggreko P.L.C.	14,312	329,255
*Alterian P.L.C.	4,593	15,442
Amec P.L.C.	14,181	272,308
Amlin P.L.C.	64,616	403,584
Anglo American P.L.C.	48,414	2,373,633
Anglo Pacific Group P.L.C.	16,211	87,041
Anite P.L.C.	44,555	46,083
*Antisoma P.L.C.	80,939	2,882
Antofagasta P.L.C.	4,037	90,878
*Ark Therapeutics Group P.L.C.	14,764	1,225
ARM Holdings P.L.C.	60,227	496,178
Ashmore Group P.L.C.	23,282	130,079
Ashtead Group P.L.C.	135,222	359,023
Associated British Foods P.L.C.	18,923	321,878
Assura Group, Ltd.	23,540	17,556
AstraZeneca P.L.C.Sponsored ADR	2,300	112,470
*Autonomy Corp. P.L.C.	5,241	125,636
Aveva Group P.L.C.	5,527	146,385
*Avis Europe P.L.C.	7,651	28,238
Aviva P.L.C.	128,562	914,300
*Axis-Shield P.L.C.	4,951	24,226
Babcock International Group P.L.C.	24,989	230,998
BAE Systems P.L.C.	37,092	203,185
Balfour Beatty P.L.C.	33,251	178,518
Barclays P.L.C.	140,947	660,118
Barclays P.L.C. Sponsored ADR	5,456	102,573
*Barratt Developments P.L.C.	168,775	249,084
BBA Aviation P.L.C.	79,836	285,584
Beazley P.L.C.	88,526	168,456
Bellway P.L.C.	25,756	252,497
Berendsen P.L.C.	38,043	256,425
*Berkeley Group Holdings P.L.C. (The)	19,342	273,652
BG Group P.L.C.	17,014	381,769
Bloomsbury Publishing P.L.C.	1,196	2,123
Bodycote P.L.C.	51,186	234,811
*Booker Group P.L.C.	8,723	8,051
*Bovis Homes Group P.L.C.	32,817	229,902
BP P.L.C. Sponsored ADR	46,442	2,204,602
Braemar Shipping Services P.L.C.	1,245	9,914
Brewin Dolphin Holdings P.L.C.	35,662	91,448
Brit Insurance Holdings NV	12,188	203,717
British Polythene Industries P.L.C.	4,284	17,454
Britvic P.L.C.	10,265	73,780
BT Group P.L.C.	16,974	47,786
BT Group P.L.C. Sponsored ADR	1,762	49,865
*BTG P.L.C.	39,607	142,372
Bunzl P.L.C.	16,317	198,783

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Burberry Group P.L.C.	14,668	$252,077
Cable & Wireless Communications P.L.C.	120,990	89,471
Cable & Wireless Worldwide P.L.C.	142,114	161,054
*Cairn Energy P.L.C.	24,500	162,503
Capita Group P.L.C.	3,491	37,952
*Capital & Regional P.L.C.	34,857	20,487
Carillion P.L.C.	57,331	352,659
Carnival P.L.C.	9,773	445,259
Carnival P.L.C. ADR	800	36,608
Carpetright P.L.C.	4,645	54,184
*Carphone Warehouse Group P.L.C.	30,903	199,537
Catlin Group, Ltd. P.L.C.	52,696	312,725
Charter International P.L.C.	12,730	164,686
*Chaucer Holdings P.L.C.	88,414	71,105
Chemring Group P.L.C.	1,234	66,538
Chesnara P.L.C.	28,258	114,985
Chime Communications P.L.C.	5,536	23,602
*Cineworld Group P.L.C.	19,510	69,565
*Clarkson P.L.C.	893	16,294
Close Brothers Group P.L.C.	24,386	331,039
*Cobham P.L.C.	26,402	88,669
Collins Stewart P.L.C.	43,337	60,037
*Colt Group SA	47,755	111,055
Compass Group P.L.C.	18,474	164,241
Computacenter P.L.C.	32,517	227,640
Connaught P.L.C.	17,457	4,656
Consort Medical P.L.C.	6,807	56,171
*Cookson Group P.L.C.	40,819	434,164
Costain Group P.L.C.	2,521	8,931
Cranswick P.L.C.	8,168	111,856
Croda International P.L.C.	7,616	181,315
*CSR P.L.C.	36,667	227,036
Daily Mail & General Trust P.L.C. Series A	21,649	194,000
Dairy Crest Group P.L.C.	30,651	190,777
De La Rue P.L.C.	10,800	115,908
*Debenhams P.L.C.	278,351	292,296
Dechra Pharmaceuticals P.L.C.	5,204	42,437
Development Securities P.L.C.	16,628	55,916
Devro P.L.C.	26,558	97,837
Dignity P.L.C.	3,994	41,551
Diploma P.L.C.	18,621	86,078
*Dixons Retail P.L.C.	608,548	198,558
Domino Printing Sciences P.L.C.	16,343	168,868
Domino’s Pizza UK & IRL P.L.C.	8,282	71,634
*Drax Group P.L.C.	5,079	31,508
DS Smith P.L.C.	87,621	282,700
Dunelm Group P.L.C.	2,288	17,136
*E2V Technologies P.L.C.	10,869	19,199
eaga P.L.C.	35,487	44,736
*easyJet P.L.C.	25,459	154,714
Electrocomponents P.L.C.	40,856	170,842
Elementis P.L.C.	92,492	192,599
*EnQuest P.L.C.	31,910	72,155
*Enterprise Inns P.L.C.	107,018	183,799
Eurasian Natural Resources Corp. P.L.C.	8,647	139,347
Euromoney Institutional Investor P.L.C.	2,459	27,312
Evolution Group P.L.C.	45,511	52,301
F&C Asset Management P.L.C.	76,257	105,130
Fenner P.L.C.	40,245	221,744
Fiberweb P.L.C.	4,026	6,314
Fidessa Group P.L.C.	1,552	38,282

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Filtrona P.L.C.	26,942	$120,242
*Findel P.L.C.	58,198	13,751
Firstgroup P.L.C.	17,652	105,899
Forth Ports P.L.C.	5,505	120,125
*Fortune Oil P.L.C.	30,923	5,242
Fuller Smith & Turner P.L.C.	2,649	26,428
G4S P.L.C.	43,228	186,110
Galliford Try P.L.C.	13,811	68,986
Game Group P.L.C.	97,051	104,421
*Gem Diamonds, Ltd. P.L.C.	30,448	131,575
Genus P.L.C.	7,718	110,164
GKN P.L.C.	166,610	538,153
Go-Ahead Group P.L.C.	2,662	53,105
Greene King P.L.C.	42,863	324,192
Greggs P.L.C.	15,704	117,044
Halfords Group P.L.C.	24,404	158,824
Halma P.L.C.	23,155	125,319
Hampson Industries P.L.C.	63,123	36,483
*Hardy Oil & Gas P.L.C.	8,461	20,346
*Hardy Underwriting Group P.L.C.	7,837	35,837
Hargreaves Lansdown P.L.C.	10,452	89,601
Hays P.L.C.	32,961	63,867
Headlam Group P.L.C.	17,739	95,953
Helical Bar P.L.C.	28,938	130,127
*Helphire P.L.C.	19,432	4,535
#Henderson Group P.L.C.	82,873	202,981
Heritage Oil P.L.C.	9,169	47,736
Hikma Pharmaceuticals P.L.C.	15,446	198,892
Hill & Smith Holdings P.L.C.	18,702	84,337
Hiscox, Ltd. P.L.C.	51,949	312,746
HMV Group P.L.C.	103,481	38,802
Hochschild Mining P.L.C.	15,417	119,596
Holidaybreak P.L.C.	6,025	33,208
Home Retail Group P.L.C.	15,090	52,132
Homeserve P.L.C.	12,650	88,595
*Howden Joinery Group P.L.C.	53,121	99,709
HSBC Holdings P.L.C.. Sponsored ADR	56,993	3,114,098
Hunting P.L.C.	22,811	284,680
Huntsworth P.L.C.	25,889	33,261
Hyder Consulting P.L.C.	977	6,732
ICAP P.L.C.	21,497	185,119
IG Group Holdings P.L.C.	17,324	125,206
*Imagination Technologies Group P.L.C.	2,887	16,680
IMI P.L.C.	15,182	211,628
Imperial Tobacco Group P.L.C.	9,893	282,391
*Inchcape P.L.C.	62,256	370,380
Informa P.L.C.	20,517	144,217
Inmarsat P.L.C.	5,053	55,052
*Innovation Group P.L.C.	82,862	21,228
Intercontinental Hotels Group P.L.C.	4,777	100,740
#Intercontinental Hotels Group P.L.C. ADR	1,100	23,441
Intermediate Capital Group P.L.C.	61,578	334,676
*International Consolidated Airlines Group P.L.C.	62,588	256,522
International Personal Finance P.L.C.	31,376	171,786
International Power P.L.C.	155,255	1,049,526
Interserve P.L.C.	39,014	169,606
Intertek Group P.L.C.	1,936	53,864
Invensys P.L.C.	22,803	122,859
Investec P.L.C.	44,897	344,020
*IP Group P.L.C.	35,031	19,097
ITE Group P.L.C.	6,955	25,340

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*ITV P.L.C.	269,602	$335,063
James Fisher & Sons P.L.C.	5,088	41,666
Jardine Lloyd Thompson Group P.L.C.	6,289	63,920
JD Sports Fashion P.L.C.	1,054	14,072
JD Wetherspoon P.L.C.	18,334	130,404
*JJB Sports P.L.C.	75,004	5,419
JKX Oil & Gas P.L.C.	23,530	109,799
John Menzies P.L.C.	6,307	45,719
John Wood Group P.L.C.	43,709	382,316
Johnson Matthey P.L.C.	7,738	238,583
*Johnston Press P.L.C.	268,553	45,001
Kazakhmys P.L.C.	18,949	456,584
Kcom Group P.L.C.	53,721	49,462
Keller Group P.L.C.	10,016	106,634
Kesa Electricals P.L.C.	56,339	116,166
Kier Group P.L.C.	5,529	110,714
Kingfisher P.L.C.	232,192	935,395
*Kofax P.L.C.	6,690	36,543
Ladbrokes P.L.C.	41,541	86,913
Laird P.L.C.	48,532	125,735
Lamprell P.L.C.	19,728	93,502
Lancashire Holdings, Ltd. P.L.C.	25,307	225,422
Laura Ashley Holdings P.L.C.	22,105	8,527
Lavendon Group P.L.C.	15,132	22,868
Legal & General Group P.L.C.	594,171	1,057,235
*Lloyds Banking Group P.L.C.	637,217	644,427
Logica P.L.C.	83,680	181,860
London Stock Exchange Group P.L.C.	14,048	190,184
*Lonmin P.L.C.	15,896	420,719
Lookers P.L.C.	39,975	37,900
Low & Bonar P.L.C.	20,699	17,636
LSL Property Services P.L.C.	1,287	5,270
*Luminar Group Holdings P.L.C.	19,024	4,707
Man Group P.L.C.	175,697	827,443
Management Consulting Group P.L.C.	27,884	13,433
Marks & Spencer Group P.L.C.	27,544	157,059
Marshalls P.L.C.	18,574	33,899
Marston’s P.L.C.	119,984	196,681
McBride P.L.C.	42,130	104,449
*Mears Group P.L.C.	16,667	84,671
*Mecom Group P.L.C.	19,519	85,959
Meggitt P.L.C.	105,432	598,438
Melrose P.L.C.	68,439	345,473
Melrose Resources P.L.C.	13,290	49,835
Michael Page International P.L.C.	7,737	66,467
Micro Focus International P.L.C.	5,738	37,758
Millennium & Copthorne Hotels P.L.C.	25,853	239,843
*Misys P.L.C.	22,405	121,794
*Mitchells & Butlers P.L.C.	38,754	213,665
Mitie Group P.L.C.	73,516	256,733
Mondi P.L.C.	58,540	477,501
*Moneysupermarket.com Group P.L.C.	54,769	78,268
Morgan Crucible Co. P.L.C.	40,747	177,361
Morgan Sindall P.L.C.	4,844	52,602
Mothercare P.L.C.	14,702	126,753
Mouchel Group P.L.C.	18,593	41,350
N Brown Group P.L.C.	32,324	146,442
*National Express Group P.L.C.	44,713	175,328
NCC Group P.L.C.	621	6,074
Next P.L.C.	2,174	68,744
Northern Foods P.L.C.	60,631	72,535

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Northgate P.L.C.	13,624	$63,947
Northumbrian Water Group P.L.C.	14,178	66,970
Novae Group P.L.C.	9,979	53,041
Old Mutual P.L.C.	503,063	1,012,082
Oxford Instruments P.L.C.	3,659	38,639
Pace P.L.C.	55,348	169,303
#*PartyGaming P.L.C.	19,992	61,005
PayPoint P.L.C.	1,351	7,974
Pearson P.L.C.	12,174	200,334
Pearson P.L.C. Sponsored ADR	21,531	358,706
*Pendragon P.L.C.	96,948	29,108
Pennon Group P.L.C.	12,047	116,225
Persimmon P.L.C.	45,552	298,209
Petropavlovsk P.L.C.	10,388	170,260
Phoenix IT Group, Ltd. P.L.C.	9,572	43,267
Photo-Me International P.L.C.	17,478	15,233
Pinewood Shepperton P.L.C.	23,611	54,433
Premier Farnell P.L.C.	15,402	71,423
*Premier Foods P.L.C.	446,437	151,918
*Premier Oil P.L.C.	5,518	179,155
*Prostrakan Group P.L.C.	11,495	18,465
Provident Financial P.L.C.	6,445	97,282
Prudential P.L.C.	68,348	740,657
Prudential P.L.C. ADR	800	17,328
Psion P.L.C.	17,081	25,016
*Punch Taverns P.L.C.	139,592	153,465
PV Crystalox Solar P.L.C.	35,503	29,912
PZ Cussons P.L.C.	16,088	93,423
Qinetiq P.L.C.	138,386	293,304
*Quintain Estates & Development P.L.C.	57,089	35,604
R.E.A. Holdings P.L.C.	1,822	23,160
Rank Group P.L.C.	14,069	28,351
Rathbone Brothers P.L.C.	8,079	148,547
Reckitt Benckiser Group P.L.C.	1,065	57,885
*Redrow P.L.C.	56,905	107,990
Reed Elsevier P.L.C.	3,037	26,871
Reed Elsevier P.L.C. ADR	300	10,689
Regus P.L.C.	174,874	282,810
Renishaw P.L.C.	5,590	145,865
*Renovo Group P.L.C.	9,206	10,860
*Rentokil Initial P.L.C.	58,573	93,903
Resolution, Ltd. P.L.C.	153,392	643,548
Restaurant Group P.L.C.	16,156	73,743
Rexam P.L.C.	86,562	473,334
Ricardo P.L.C.	7,021	38,964
Rightmove P.L.C.	7,424	99,338
Rio Tinto P.L.C.	4,050	278,137
Rio Tinto P.L.C. Sponsored ADR	2,972	206,495
RM P.L.C.	9,841	26,559
Robert Walters P.L.C.	16,237	80,250
Robert Wiseman Dairies P.L.C.	8,666	47,197
ROK P.L.C.	2,238	663
*Rolls-Royce Group P.L.C.	43,160	441,017
Rotork P.L.C.	2,973	78,071
*Royal Bank of Scotland Group P.L.C.	161,522	107,703
#*Royal Bank of Scotland Group P.L.C. Sponsored ADR	1,520	20,322
#Royal Dutch Shell P.L.C. ADR	52,056	3,673,592
Royal Dutch Shell P.L.C. Series B	6,539	227,854
RPC Group P.L.C.	19,491	84,433
RPS Group P.L.C.	50,983	169,955
RSA Insurance Group P.L.C.	351,201	765,324

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
SABmiller P.L.C.	11,816	$382,386
Sage Group P.L.C.	58,941	278,232
Sainsbury (J.) P.L.C.	55,095	336,580
*Salamander Energy P.L.C.	26,948	125,850
Savills P.L.C.	21,810	122,404
Schroders P.L.C.	10,034	289,594
Schroders P.L.C. Non-Voting	6,442	145,280
Scottish & Southern Energy P.L.C.	7,777	144,380
*SDL P.L.C.	12,648	124,465
Senior P.L.C.	75,073	177,746
Serco Group P.L.C.	8,348	73,674
Severfield-Rowen P.L.C.	17,212	62,012
Severn Trent P.L.C.	4,142	90,720
Shanks Group P.L.C.	84,701	157,682
Shire P.L.C. ADR	1,800	142,758
*SIG P.L.C.	107,159	250,060
Smith & Nephew P.L.C.	3,115	34,764
Smith & Nephew P.L.C. Sponsored ADR	1,400	78,386
Smiths Group P.L.C.	3,718	81,004
Smiths News P.L.C.	20,687	32,842
*Soco International P.L.C.	14,316	83,231
*Southern Cross Healthcare, Ltd. P.L.C.	27,167	9,501
Spectris P.L.C.	18,022	390,113
Speedy Hire P.L.C.	63,745	29,450
Spirax-Sarco Engineering P.L.C.	3,460	100,329
Spirent Communications P.L.C.	68,394	151,767
*Sportech P.L.C.	2,757	1,921
*Sports Direct International P.L.C.	28,039	74,460
St. Ives Group P.L.C.	15,536	23,487
St. James’s Place P.L.C.	18,272	88,643
St. Modwen Properties P.L.C.	26,725	71,096
Stagecoach Group P.L.C.	27,557	92,558
Standard Chartered P.L.C.	30,336	790,053
Standard Life P.L.C.	228,627	839,332
Sthree P.L.C.	3,972	23,631
Synergy Health P.L.C.	11,500	163,307
T Clarke P.L.C.	4,222	6,330
TalkTalk Telecom Group P.L.C.	61,807	159,942
Tate & Lyle P.L.C.	45,004	397,265
*Taylor Wimpey P.L.C.	636,049	352,684
Ted Baker P.L.C.	479	5,028
*Telecity Group P.L.C.	11,774	92,380
Tesco P.L.C.	46,214	297,972
Thomas Cook Group P.L.C.	128,962	393,885
Thorntons P.L.C.	7,868	12,389
Travis Perkins P.L.C.	31,775	514,390
*Trinity Mirror P.L.C.	68,201	90,862
TT electronics P.L.C.	29,930	86,525
*TUI Travel P.L.C.	10,116	40,986
Tullett Prebon P.L.C.	48,828	302,561
Tullow Oil P.L.C.	5,834	124,119
*UK Coal P.L.C.	31,121	22,439
Ultra Electronics Holdings P.L.C.	3,375	96,533
Umeco P.L.C.	12,972	95,938
United Business Media P.L.C.	12,884	144,966
United Utilities Group P.L.C.	6,798	59,175
UTV Media P.L.C.	3,155	6,736
*Vectura Group P.L.C.	56,737	74,098
Vedanta Resources P.L.C.	5,868	213,583
Victrex P.L.C.	7,594	175,239
Vitec Group P.L.C. (The)	3,225	31,010

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Vodafone Group P.L.C. Sponsored ADR	92,228	$2,615,586
Weir Group P.L.C. (The)	25,237	640,731
Wellstream Holdings P.L.C.	4,612	57,912
WH Smith P.L.C.	19,644	145,589
Whitbread P.L.C.	17,575	488,025
William Hill P.L.C.	53,872	156,541
William Morrison Supermarkets P.L.C.	102,693	438,146
Wincanton P.L.C.	8,167	19,516
*Wolfson Microelectronics P.L.C.	14,929	72,288
*Wolseley P.L.C.	25,895	901,736
WPP P.L.C. Sponsored ADR	729	45,183
WS Atkins P.L.C.	7,176	79,008
WSP Group P.L.C.	10,790	60,767
Xchanging P.L.C.	36,593	66,474
Xstrata P.L.C.	77,287	1,711,758
#*Yell Group P.L.C.	386,328	68,120

TOTAL UNITED KINGDOM		75,203,876

TOTAL COMMON STOCKS		421,367,219

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Neptune Marine Services, Ltd. Rights 02/24/11	69,975	2,510

BELGIUM — (0.0%)
#*Agfa-Gevaert NV STRIP VVPR	7,342	20
*Tessenderlo Chemie NV STRIP VVPR	173	118

TOTAL BELGIUM		138

GREECE — (0.0%)
*Marfin Popular Bank PCL Rights 02/11/11	28,442	779

ITALY — (0.0%)
*Banco Popolare Scarl Rights 02/11/11	62,079	83,721

SINGAPORE — (0.0%)
*AFP Properties, Ltd. Warrants 11/18/15	34,000	7,442
#*Transcu Group, Ltd. Warrants 09/01/13	95,999	2,626

TOTAL SINGAPORE		10,068

SPAIN — (0.0%)
*Sacyr Vallehermoso SA Rights 02/18/11	147	2

UNITED KINGDOM — (0.0%)
*Assura Group, Ltd. Rights 02/15/11	1,883	45
*Management Consulting Group P.L.C. Warrants 12/31/11	1,290	165

TOTAL UNITED KINGDOM		210

TOTAL RIGHTS/WARRANTS		97,428

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/11 (Collateralized by $2,535,000 FNMA 2.24%, 07/06/15, valued at $2,601,544) to be repurchased at $2,563,014	$2,563	$2,563,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (10.5%)
§@DFA Short Term Investment Fund	45,404,836	45,404,836
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralizedby $123,075,187 FNMA 7.000%, 10/01/38, valued at $4,113,935) to be repurchased at $4,033,295	$4,033	4,033,270

TOTAL SECURITIES LENDING COLLATERAL		49,438,106

TOTAL INVESTMENTS — (100.0%) (Cost $359,961,634)##		$473,465,753

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$285,013	$27,495,297	—	$27,780,310
Austria	—	3,571,313	—	3,571,313
Belgium	269,960	5,981,546	—	6,251,506
Canada	47,053,401	—	—	47,053,401
Denmark	11,835	4,793,536	—	4,805,371
Finland	—	8,809,248	—	8,809,248
France	1,458,538	27,680,875	—	29,139,413
Germany	3,282,576	20,401,414	—	23,683,990
Greece	227,146	3,484,388	—	3,711,534
Hong Kong	48,482	12,285,635	—	12,334,117
Ireland	573,472	2,612,075	—	3,185,547
Israel	811,871	2,651,470	—	3,463,341
Italy	772,095	10,623,656	—	11,395,751
Japan	2,859,600	82,711,092	—	85,570,692
Netherlands	2,588,989	8,425,135	—	11,014,124
New Zealand	—	1,147,811	—	1,147,811
Norway	59,330	5,604,023	—	5,663,353
Portugal	—	1,664,468	—	1,664,468
Singapore	—	7,373,987	—	7,373,987
Spain	1,369,535	6,976,435	—	8,345,970
Sweden	241,636	12,909,395	—	13,151,031
Switzerland	1,924,678	25,122,387	—	27,047,065
United Kingdom	13,104,757	62,099,119	—	75,203,876

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
Australia	—	$2,510	—	$2,510
Belgium	$138	—	—	138
Greece	779	—	—	779
Italy	83,721	—	—	83,721
Singapore	10,068	—	—	10,068
Spain	—	2	—	2
United Kingdom	—	210	—	210
Temporary Cash Investments	—	2,563,000	—	2,563,000
Securities Lending Collateral	—	49,438,106	—	49,438,106

TOTAL	$77,037,620	$396,428,133	—	$473,465,753

See accompanying Notes to Schedules of Investments.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

January 31, 2011

(Unaudited)

EMERGING MARKETS PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$2,395,758,594

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,148,747,696)##	$2,395,758,594

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$2,395,758,594	—	—	$2,395,758,594

EMERGING MARKETS VALUE PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in Dimensional Emerging Markets Value Fund Inc. The DFA Investment Trust Company	$13,093,765,288

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $9,815,367,823)##	$13,093,765,288

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$13,093,765,288	—	—	$13,093,765,288

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

CONTINUED

EMERGING MARKETS SMALL CAP PORTFOLIO
Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$1,855,392,167

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,247,831,148)##	$1,855,392,167

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$1,855,392,167	—	—	$1,855,392,167

See accompanying Notes to Schedules of Investments.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value††
COMMON STOCKS — (84.0%)
BRAZIL — (6.9%)
Acos Villares SA	1,082,000	$577,690
AES Tiete SA	101,000	1,256,630
*All America Latina Logistica SA	512,400	4,328,019
*Amil Participacoes SA	96,745	933,817
*Anhanguera Educacional Participacoes SA	104,035	2,206,207
B2W Cia Global Do Varejo	57,400	972,765
Banco ABC Brasil SA	97,700	791,235
Banco Bradesco SA	823,674	12,056,538
Banco Daycoval SA	49,694	365,189
Banco do Brasil SA	686,868	12,262,630
Banco Industrial e Comercial SA	117,750	861,783
Banco Panamericano SA	53,400	136,467
Banco Pine SA	40,500	337,470
Banco Santander Brasil SA ADR	1,189,663	13,800,091
Banco Sofisa SA	85,800	259,415
Bematech SA	48,200	248,381
BM&F Bovespa SA	3,039,183	21,240,278
*Bombril SA	8,400	47,368
*BR Malls Participacoes SA	578,890	5,278,579
Brasil Brokers Participacoes SA	164,305	798,387
*Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA	1,310,685	715,512
Brasil Telecom SA	27,100	281,088
Brasil Telecom SA ADR	29,983	301,929
BRF - Brasil Foods SA	266,506	4,372,620
#BRF - Brasil Foods SA ADR	665,421	11,079,260
Brookfield Incorporacoes SA	476,640	2,195,984
Camargo Correa Desenvolvimento Imobiliario SA	66,110	294,272
Centrais Eletricas Brasileiras SA	93,000	1,249,708
#*Centrais Eletricas Brasileiras SA ADR	61,067	1,005,163
*Centrais Eletricas Brasileiras SA Sponsored ADR	77,054	1,050,246
*CETIP SA	162,554	2,153,149
Cia de Concessoes Radoviarias	108,900	3,007,089
Cia de Gas de Sao Paulo SA	34,600	937,985
Cia de Saneamento Basico do Estado de Sao Paulo ADR	70,000	3,469,900
Cia de Saneamento de Minas Gerais-Copasa	85,800	1,407,739
Cia de Saneamento do Parana	58,300	109,819
Cia Energetica de Minas Gerais SA	54,450	698,039
Cia Energetica de Sao Paulo SA	191,600	3,272,355
Cia Hering SA	142,400	2,186,892
Cia Siderurgica Nacional SA	84,000	1,395,843
#Cia Siderurgica Nacional SA Sponsored ADR	322,268	5,497,892
*Cielo SA	135,000	1,001,800
Cosan SA Industria e Comercio	186,500	2,912,262
CPFL Energia SA	34,900	859,232
#*CPFL Energia SA ADR	10,200	767,142
CR2 Empreendimentos Imobiliarios SA	18,100	79,156
Cremer SA	42,000	414,470
*Cyrela Brazil Realty SA Empreendimentos e Participacoes	449,900	4,968,751
Diagnosticos Da America SA	244,400	2,968,955
Drogasil SA	102,680	739,170
Duratex SA	350,655	3,365,716
Embraer SA	199,200	1,615,636
Embraer SA ADR	200,175	6,605,775
Energias do Brazil SA	83,640	1,879,071
*Equatorial Energia SA	83,500	580,059
*Estacio Participacoes SA	72,600	1,045,262
Eternit SA	202,318	1,366,628
Even Construtora e Incorporadora SA	363,374	1,722,100

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
EZ Tec Empreendimentos e Participacoes SA	86,000	$694,934
*Fertilizantes Fosfatados SA	113,300	1,294,799
*Fertilizantes Heringer SA	30,400	141,154
*Fibria Celulose SA	51,196	790,229
#*Fibria Celulose SA Sponsored ADR	261,030	3,996,369
*Fleury SA	54,450	816,611
Gafisa SA	168,400	1,031,443
#Gafisa SA ADR	336,700	4,215,484
*General Shopping Brasil SA	58,000	417,529
*Gerdau SA	372,070	3,638,226
#*Gol Linhas Aereas Inteligentes SA ADR	158,300	2,292,184
Grendene SA	169,400	932,897
Guararapes Confeccoes SA	11,400	549,843
Helbor Empreendimentos SA	61,750	722,352
*Hypermarcas SA	230,451	2,742,822
*IdeiasNet SA	115,443	270,783
Iguatemi Empresa de Shopping Centers SA	61,700	1,332,493
Industrias Romi SA	57,300	417,646
*Inepar SA Industria e Construcoes	19,295	57,875
*Inpar SA	287,860	557,778
*Iochpe-Maxion SA	59,000	711,419
*Itau Unibanco Holding SA	172,107	2,994,153
JBS SA	423,500	1,600,558
JHSF Participacoes SA	244,363	474,961
*Joao Fortes Engenharia SA	10,500	71,808
*Kepler Weber SA	1,218,700	248,573
*Kroton Educacional SA	53,500	743,952
Light SA	109,800	1,722,469
*LLX Logistica SA	433,350	1,039,863
Localiza Rent a Car SA	163,700	2,459,993
*Log-in Logistica Intermodal SA	36,700	209,154
*Lojas Americanas SA	124,700	881,978
Lojas Renner SA	124,800	3,623,576
*LPS Brasil Consultoria de Imoveis SA	35,200	762,302
*Lupatech SA	30,500	320,196
M Dias Branco SA	48,500	1,073,607
*Magnesita Refratarios SA	42,200	242,271
*Mahle-Metal Leve SA Industria e Comercio	8,666	235,268
Marfrig Alimentos SA	110,797	895,974
Marisa Lojas SA	62,000	812,682
Metalfrio Solutions SA	20,300	157,095
*Minerva SA	44,930	176,545
*MMX Mineracao e Metalicos SA	244,355	1,467,347
*MPX Energia SA	62,260	1,031,597
MRV Engenharia e Participacoes SA	338,580	2,863,900
*Multiplan Empreendimentos Imobiliarios SA	95,450	1,831,756
Natura Cosmeticos SA	79,300	2,031,321
Obrascon Huarte Lain Brasil SA	41,700	1,446,911
OdontoPrev SA	106,800	1,441,555
*OGX Petroleo e Gas Participacoes SA	372,369	3,844,429
Parana Banco SA	14,300	110,663
*Paranapanema SA	127,817	395,654
*PDG Realty SA Empreendimentos e Participacoes	1,600,521	8,852,577
Petroleo Brasileiro SA ADR	1,167,237	42,872,615
*Plascar Participacoes Industriais SA	133,800	264,879
Porto Seguro SA	146,340	2,282,516
*PortX Operacoes Portuarias SA	121,800	248,430
Positivo Informatica SA	37,200	211,334
Profarma Distribuidora de Produtos Farmaceuticos SA	3,000	26,096
Redecard SA	115,970	1,433,146
*Redentor Energia SA	17,800	85,319

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Restoque Comercio e Confeccoes de Roupas SA	39,571	$401,182
Rodobens Negocios Imobiliarios SA	39,400	398,030
Rossi Residencial SA	376,840	2,963,720
Santos Brasil Participacoes SA	20,830	309,273
Sao Carlos Empreendimentos e Participacoes SA	8,800	112,181
Sao Martinho SA	74,200	1,068,298
SLC Agricola SA	84,000	997,246
Souza Cruz SA	56,000	2,674,777
Springs Global Participacoes SA	121,400	383,802
Sul America SA	309,860	3,422,132
TAM SA Sponsored ADR	20,300	446,600
Tecnisa SA	121,300	727,676
Tegma Gestao Logistica SA	30,400	391,364
Tele Norte Leste Participacoes SA	46,400	1,012,647
*Telecomunicacoes de Sao Paulo SA	55,000	1,292,720
*Tempo Participacoes SA	161,300	410,277
*Tereos Internacional SA	28,800	57,705
Terna Participacoes SA	14,500	267,914
*Tim Participacoes SA	177,100	795,752
Totvs SA	24,450	2,376,136
Tractebel Energia SA	131,600	2,036,822
Trisul SA	22,385	83,795
Triunfo Participacoes e Investimentos SA	44,900	249,153
Universo Online SA	56,900	494,946
Usinas Siderurgicas de Minas Gerais SA	225,044	3,373,736
#Vale SA Sponsored ADR	1,029,090	35,843,205
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	49,100	613,253
Vivo Participacoes SA	11,478	787,372
Vivo Participacoes SA ADR	61,953	2,108,880
Weg Industrias SA	254,856	3,036,348

TOTAL BRAZIL		348,583,443

CHILE — (2.1%)
AES Gener SA	2,991,475	1,480,817
Aguas Andinas SA Series A	1,935,261	981,248
Banco de Chile SA	13,156,532	1,856,944
#Banco de Chile SA Series F ADR	37,400	3,156,934
Banco de Credito e Inversiones SA Series A	71,866	4,811,988
Banco Santander Chile SA	988,793	80,380
Banco Santander Chile SA ADR	30,181	2,561,763
Banmedica SA	299,376	625,765
Besalco SA	409,933	824,897
CAP SA	115,188	5,872,395
Cementos Bio-Bio SA	180,149	495,857
Cencosud SA	1,366,292	9,213,140
Cia Cervecerias Unidas SA	68,962	749,177
Cia Cervecerias Unidas SA ADR	40,662	2,206,727
Cia General de Electricidad SA	225,182	1,328,164
*Cia Sud Americana de Vapores SA	2,263,261	2,435,535
Cintac SA	149,288	120,493
*Clinica LAS Condes SA	39	3,482
Colbun SA	10,025,296	2,633,715
*Corpbanca SA	180,611,283	2,977,171
#Corpbanca SA ADR	1,500	119,655
Cristalerias de Chile SA	58,676	734,664
*E.CL SA	603,504	1,547,978
Embotelladora Andina SA Series B	115,901	560,076
#Embotelladora Andina SA Series B ADR	19,133	586,426
Empresa Electrica Pilmaiquen SA	30,933	127,714
Empresa Nacional de Electricidad SA	928,332	1,598,145
#Empresa Nacional de Electricidad SA Sponsored ADR	74,300	3,878,460

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHILE — (Continued)
Empresas CMPC SA	183,412	$9,064,698
Empresas Copec SA	450,773	7,728,443
*Empresas Hites SA	213,199	294,309
*Empresas Iansa SA	7,964,024	1,126,039
*Empresas La Polar SA	521,714	3,199,925
Enersis SA	1,676,555	694,389
Enersis SA Sponsored ADR	241,519	5,013,934
ENTEL Chile SA	222,010	3,767,600
Forus SA	108,844	356,806
Gasco SA	24,536	151,319
Grupo Security SA	240,453	109,478
Industrias Forestales SA	54,906	13,408
Inversiones Aguas Metropolitanas SA	1,020,374	1,572,879
*Invertec Pesquera Mar de Chiloe SA	123,145	70,085
Lan Airlines SA	42,299	1,187,646
#Lan Airlines SA Sponsored ADR	113,725	3,189,986
Madeco SA	15,335,108	920,678
*Masisa SA	6,969,833	1,067,400
*Multiexport Foods SA	837,987	355,520
*PAZ Corp. SA	463,108	547,257
Ripley Corp. SA	1,061,439	1,318,012
S.A.C.I. Falabella SA	216,615	2,156,960
Salfacorp SA	279,468	971,660
Sigdo Koppers SA	669,373	1,495,977
Sociedad Quimica y Minera de Chile SA Series B	11,313	606,130
#Sociedad Quimica y Minera de Chile SA Sponsored ADR	59,200	3,166,016
Socovesa SA	590,101	475,061
Sonda SA	684,505	1,622,724
Soquimic Comercial SA	134,454	66,085
*Vina Concha Y Toro SA	486,887	1,138,522
#Vina Concha Y Toro SA Sponsored ADR	8,678	400,924
Vina San Pedro Tarapaca SA	16,383,152	150,541

TOTAL CHILE		107,570,121

CHINA — (12.8%)
#361 Degrees International, Ltd.	1,276,000	895,309
A8 Digital Music Holdings, Ltd.	386,000	144,867
#Agile Property Holdings, Ltd.	2,069,525	3,103,516
#*Air China, Ltd.	1,360,000	1,410,524
Ajisen China Holdings, Ltd.	395,000	605,230
#Alibaba.com, Ltd.	832,000	1,642,448
*Aluminum Corp. of China, Ltd.	30,000	29,673
#*Aluminum Corp. of China, Ltd. ADR	210,100	5,199,975
AMVIG Holdings, Ltd.	650,000	489,176
#Angang Steel Co., Ltd.	1,713,160	2,531,146
Anhui Conch Cement Co., Ltd.	578,000	2,692,587
Anhui Expressway Co., Ltd.	676,000	558,934
Anhui Tianda Oil Pipe Co., Ltd.	410,130	184,295
Anta Sports Products, Ltd.	500,000	805,222
Anton Oilfield Services Group	880,000	117,912
*Anxin-China Holdings, Ltd.	1,376,000	452,036
#Asia Cement China Holdings Corp.	746,500	390,775
*Asia Energy Logistics Group, Ltd.	7,240,000	103,564
*AVIC International Holding HK, Ltd.	4,702,000	205,906
#*AviChina Industry & Technology Co., Ltd. Series H	2,685,212	1,286,662
Bank of China, Ltd.	49,062,201	25,628,196
Bank of Communications Co., Ltd.	5,162,414	4,943,513
Baoye Group Co., Ltd.	339,440	226,547
#*BBMG Corp. Series H	1,234,202	1,671,021
Beijing Capital International Airport Co., Ltd.	3,414,000	1,825,968
Beijing Capital Land, Ltd.	1,370,000	457,838

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
*Beijing Development HK, Ltd.	422,000	$76,840
Beijing Enterprises Holdings, Ltd.	800,528	4,709,735
*Beijing Enterprises Water Group, Ltd.	1,832,313	723,893
#Beijing Jingkelong Co., Ltd.	262,512	362,041
#Beijing North Star Co., Ltd. Series H	1,244,000	331,647
*Beijing Properties Holdings, Ltd.	1,740,967	154,506
Belle International Holdings, Ltd.	1,849,000	3,169,653
#Bosideng International Holdings, Ltd.	2,682,000	835,670
#*Brilliance China Automotive Holdings, Ltd.	3,386,000	2,558,774
#BYD Co., Ltd.	409,800	2,014,224
BYD Electronic International Co., Ltd.	1,419,647	947,544
*Catic Shenzhen Holdings, Ltd.	156,000	66,662
Central China Real Estate, Ltd.	757,000	233,747
#Centron Telecom International Holdings, Ltd.	403,200	94,394
#Chaoda Modern Agriculture Holdings, Ltd.	5,142,910	3,694,851
China Aerospace International Holdings, Ltd.	3,188,600	435,399
China Agri-Industries Holdings, Ltd.	2,117,000	2,279,563
China Aoyuan Property Group, Ltd.	1,495,000	281,495
China Automation Group, Ltd	655,000	503,589
China BlueChemical, Ltd.	2,399,122	1,982,565
#*China Chengtong Development Group, Ltd.	1,906,000	115,404
China Citic Bank Corp., Ltd.	8,870,607	5,816,885
China Coal Energy Co., Ltd.	4,135,000	6,099,447
China Communications Construction Co., Ltd.	5,134,387	4,178,737
China Communications Services Corp., Ltd.	3,271,773	2,018,315
China Construction Bank Corp.	35,725,010	31,618,195
#*China COSCO Holdings Co., Ltd.	2,715,500	2,950,317
#China Dongxiang Group Co., Ltd.	4,261,362	1,861,874
#*China Eastern Airlines Corp., Ltd.	1,162,000	541,558
#*China Energine International Holdings, Ltd.	2,218,000	177,348
China Everbright International, Ltd.	2,442,000	1,241,606
#China Everbright, Ltd.	1,328,896	2,770,697
#China Foods, Ltd.	1,186,000	730,709
#China Gas Holdings, Ltd.	3,248,000	1,424,735
*China Grand Forestry Green Resources Group, Ltd.	14,722,000	472,468
#China Green Holdings, Ltd.	762,000	749,110
China Haidian Holdings, Ltd.	2,046,000	274,076
#China High Speed Transmission Equipment Group Co., Ltd.	1,253,585	1,927,601
#China Huiyuan Juice Group, Ltd.	730,000	501,790
#China Life Insurance Co., Ltd. ADR	234,497	13,668,830
*China Lilang, Ltd.	313,000	412,618
*China Longyuan Power Group Corp.	1,577,000	1,420,507
#China Lumena New Materials Corp.	1,162,000	403,531
China Mengniu Dairy Co., Ltd.	1,080,000	3,023,539
#China Merchants Bank Co., Ltd.	1,827,563	4,335,904
#China Merchants Holdings International Co., Ltd.	1,655,886	7,166,110
#*China Metal Recycling Holdings, Ltd.	615,933	710,637
*China Mining Resources Group, Ltd.	6,972,000	154,492
*China Minsheng Banking Corp., Ltd. Series H	2,847,000	2,426,820
#China Mobile, Ltd. Sponsored ADR	898,151	44,135,140
#*China Molybdenum Co., Ltd.	1,496,000	1,417,633
China National Building Material Co., Ltd.	1,314,000	3,299,723
China National Materials Co., Ltd.	1,577,000	1,357,185
China Nickel Resources Holding Co., Ltd.	964,000	170,363
#*China Oil & Gas Group, Ltd.	5,600,000	606,814
China Oilfield Services, Ltd.	1,336,000	2,600,727
#China Overseas Land & Investment, Ltd.	3,753,904	7,129,014
*China Pacific Insurance Group Co., Ltd.	787,200	3,127,784
China Petroleum & Chemical Corp.	592,000	655,085
#China Petroleum & Chemical Corp. ADR	118,839	13,098,435
#China Pharmaceutical Group, Ltd.	1,256,000	698,534

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
China Power International Development, Ltd.	2,271,000	$464,393
*China Power New Energy Development Co., Ltd.	5,740,000	534,226
#*China Precious Metal Resources Holdings Co., Ltd.	2,411,682	514,123
*China Properties Group, Ltd.	790,000	271,834
#*China Qinfa Group, Ltd.	416,000	263,410
China Railway Construction Corp., Ltd.	2,261,687	2,796,506
China Railway Group, Ltd.	2,472,000	1,812,102
#*China Rare Earth Holdings, Ltd.	1,762,000	778,943
China Resources Enterprise, Ltd.	1,222,000	4,804,851
#China Resources Gas Group, Ltd.	502,000	682,048
China Resources Land, Ltd.	2,779,228	5,029,758
*China Resources Microelectronics, Ltd.	5,085,000	255,976
China Resources Power Holdings Co., Ltd.	1,658,000	2,891,725
*China Seven Star Shopping, Ltd.	5,180,000	77,210
*China Shanshui Cement Group, Ltd.	2,408,645	1,884,477
China Shenhua Energy Co., Ltd. Series H	2,330,000	9,535,554
#China Shineway Pharmaceutical Group, Ltd.	306,000	774,979
#*China Shipping Container Lines Co., Ltd.	5,065,300	2,350,970
China Shipping Development Co., Ltd.	2,038,000	2,475,404
*China Singyes Solar Technologies Holdings, Ltd.	386,000	324,923
*China South City Holdings, Ltd.	232,000	43,932
#*China Southern Airlines Co., Ltd. ADR	33,900	867,501
China Starch Holdings, Ltd.	3,040,000	211,640
#China State Construction International Holdings, Ltd.	1,569,600	1,552,217
*China Taiping Insurance Holdings Co., Ltd	719,600	2,031,642
#China Telecom Corp., Ltd. ADR	128,021	7,563,481
*China Travel International Investment Hong Kong, Ltd.	5,017,892	1,111,436
China Unicom Hong Kong, Ltd.	42,000	70,052
China Unicom Hong Kong, Ltd. ADR	652,582	10,741,500
#China Water Affairs Group, Ltd.	1,530,000	581,783
China Wireless Technologies, Ltd.	1,233,168	687,080
China Yurun Food Group, Ltd.	912,000	2,970,957
*China Zenith Chemical Group, Ltd	2,289,923	58,294
#*China Zhongwang Holdings, Ltd.	2,893,179	1,392,085
#*Chinasoft International, Ltd.	520,000	128,400
*Chinese People Holdings Co., Ltd.	1,058,000	31,377
#*Chongqing Iron & Steel Co., Ltd.	844,000	226,348
Chongqing Machinery & Electric Co., Ltd.	1,445,962	492,518
*CIMC Enric Holdings, Ltd.	322,000	136,792
#*Citic 21CN Co., Ltd.	2,324,000	267,687
CITIC Pacific, Ltd.	1,554,567	4,204,116
#*CITIC Resources Holdings, Ltd.	3,912,000	819,340
*Clear Media, Ltd.	123,000	80,105
*CNNC International, Ltd.	190,898	167,340
#CNOOC, Ltd. ADR	116,476	25,934,546
*Coastal Greenland, Ltd.	1,278,000	85,590
#Comba Telecom Systems Holdings, Ltd.	901,885	968,380
COSCO International Holdings, Ltd.	1,106,000	658,819
#COSCO Pacific, Ltd.	2,545,686	4,762,077
#Coslight Technology International Group, Ltd.	186,000	106,354
Country Garden Holdings Co.	6,500,099	2,428,314
#CP Pokphand Co., Ltd.	3,013,658	407,580
*CSR Corp., Ltd.	96,324	138,356
Dachan Food Asia, Ltd.	415,087	79,556
#Dalian Port (PDA) Co., Ltd.	1,460,000	600,377
Daphne International Holdings, Ltd.	684,000	659,590
#Datang International Power Generation Co., Ltd.	3,146,000	1,103,408
Dawnrays Pharmaceutical Holdings, Ltd.	617,491	262,527
#Digital China Holdings, Ltd.	706,000	1,360,024
#Dongfang Electric Co., Ltd.	184,200	783,338
Dongfeng Motor Corp.	3,186,000	5,680,047

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
Dongyue Group	1,219,000	$665,922
Dynasty Fine Wines Group, Ltd.	548,000	254,790
Embry Holdings, Ltd.	166,000	135,026
*Enerchina Holdings, Ltd.	4,931,850	107,216
ENN Energy Holdings, Ltd.	998,000	2,987,208
*Evergrande Real Estate Group, Ltd.	3,441,000	1,833,359
*Extrawell Pharmaceutical Holdings, Ltd.	2,132,079	139,871
First Tractor Co., Ltd.	638,000	605,518
Fosun International, Ltd.	2,504,785	1,969,800
#Franshion Properties China, Ltd.	6,184,945	1,792,172
#Fufeng Group, Ltd.	806,000	649,151
Fushan International Energy Group, Ltd.	4,650,181	3,154,765
*GCL Poly Energy Holdings, Ltd.	6,586,320	3,096,368
#Geely Automobile Holdings, Ltd.	4,355,000	2,062,564
#*Global Bio-Chem Technology Group Co., Ltd.	2,967,600	482,167
#*Global Sweeteners Holdings, Ltd.	420,699	79,087
Goldbond Group Holdings, Ltd.	240,000	12,665
Golden Eagle Retail Group, Ltd.	569,000	1,560,836
#*Golden Meditech Holdings, Ltd.	2,180,000	409,780
Goldlion Holdings, Ltd.	462,866	196,824
#*GOME Electrical Appliances Holdings, Ltd.	11,018,660	4,168,733
Good Friend International Holdings, Inc.	145,333	118,881
#Great Wall Motor Co., Ltd.	1,378,750	2,186,871
Great Wall Technology Co., Ltd.	786,000	395,602
Greentown China Holdings, Ltd.	1,155,500	1,324,536
Guangdong Investment, Ltd.	3,348,000	1,712,272
#Guangshen Railway Co., Ltd. Sponsored ADR	53,320	1,088,794
Guangzhou Automobile Group Co., Ltd.	2,929,480	3,783,080
#*Guangzhou Investment Co., Ltd.	9,088,800	2,214,882
Guangzhou Pharmaceutical Co., Ltd.	310,000	459,804
#Guangzhou R&F Properties Co., Ltd.	1,527,932	2,258,286
#Guangzhou Shipyard International Co., Ltd.	168,000	368,610
#GZI Transportation, Ltd.	1,135,415	642,730
*Haier Electronics Group Co., Ltd.	1,054,000	1,110,387
#Hainan Meilan International Airport Co., Ltd.	204,000	241,583
Haitian International Holdings, Ltd.	571,000	638,399
Harbin Power Equipment Co., Ltd.	1,226,587	1,550,874
#Heng Tai Consumables Group, Ltd.	4,729,276	713,051
Hengan International Group Co., Ltd.	319,000	2,394,551
#Hengdeli Holdings, Ltd.	1,684,000	949,091
#*Hi Sun Technology (China), Ltd.	1,950,000	709,297
Hidili Industry International Development, Ltd.	1,800,000	1,548,513
#*HKC Holdings, Ltd.	4,114,210	230,822
*Hong Kong Energy Holdings, Ltd.	28,260	1,930
#*Honghua Group, Ltd.	2,169,000	293,004
#Hopewell Highway Infrastructure, Ltd.	1,177,528	923,528
#*Hopson Development Holdings, Ltd.	1,198,000	1,365,288
#Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,426,028	459,624
*Hua Lien International Holding Co., Ltd.	44,000	4,402
Huabao International Holdings, Ltd.	825,986	1,221,977
#Huadian Power International Corp.	1,912,000	397,820
#Huaneng Power International, Inc. ADR	107,717	2,410,706
#*Hunan Non-Ferrous Metal Corp., Ltd.	2,328,000	917,991
Industrial & Commercial Bank of China, Ltd. Series H	45,173,132	33,808,113
#*Inspur International, Ltd.	3,795,000	327,989
*Interchina Holdings Co.	3,552,500	591,778
Intime Department Store Group Co., Ltd.	686,000	1,005,723
Jiangsu Express Co., Ltd.	1,096,000	1,177,829
Jiangxi Copper Co., Ltd.	936,000	3,017,120
*Jingwei Textile Machinery Co., Ltd.	286,000	213,140
Ju Teng International Holdings, Ltd.	1,376,234	644,035

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
*Kai Yuan Holdings, Ltd.	9,990,000	$334,824
*Kasen International Holdings, Ltd.	258,000	48,716
Kingboard Chemical Holdings, Ltd.	933,805	5,332,969
#Kingboard Laminates Holdings, Ltd.	1,315,484	1,305,866
#Kingdee International Software Group Co., Ltd.	1,432,000	946,444
#Kingsoft Corp., Ltd.	938,000	516,145
*Kingway Brewery Holdings, Ltd.	775,361	187,764
#Kunlun Energy Co., Ltd.	3,260,000	4,766,050
KWG Property Holding, Ltd.	2,333,144	1,746,336
Lai Fung Holdings, Ltd.	4,897,000	214,311
#Lee & Man Paper Manufacturing, Ltd.	2,339,400	1,632,120
#Lenovo Group, Ltd.	4,794,000	2,796,082
#Li Ning Co., Ltd.	524,665	1,005,827
Lianhua Supermarket Holdings Co., Ltd.	184,000	858,954
#Lijun International Pharmaceutical Holding, Ltd.	1,361,174	355,094
#Lingbao Gold Co., Ltd.	444,000	343,462
#Little Sheep Group, Ltd.	363,000	225,711
*Longfor Properties Co., Ltd.	843,500	1,258,163
Lonking Holdings, Ltd.	2,280,000	1,331,850
*Loudong General Nice Resources China Holdings, Ltd.	2,329,591	281,999
Maanshan Iron & Steel Co., Ltd.	2,690,000	1,511,896
#Maoye International Holdings, Ltd.	842,000	375,313
*Media China Corp, Ltd.	15,650,000	68,247
MIN XIN Holdings, Ltd.	92,000	45,612
#*Mingfa Group International Co., Ltd.	222,000	78,370
Mingyuan Medicare Development Co., Ltd.	3,000,000	382,736
#*Minmetals Land, Ltd.	2,281,644	468,259
#*Minmetals Resources, Ltd.	1,444,000	980,341
Minth Group, Ltd.	779,000	1,183,675
*Nan Hai Corp, Ltd.	35,300,000	263,114
*Nanjing Panda Electronics Co., Ltd.	322,000	95,559
NetDragon Websoft, Inc.	281,456	132,941
New World China Land, Ltd.	3,031,800	1,235,177
New World Department Store China, Ltd.	765,538	590,921
#Nine Dragons Paper Holdings, Ltd.	1,932,000	2,748,111
*Northeast Electric Development Co., Ltd.	284,000	54,007
#*Oriental Ginza Holdings, Ltd.	256,000	45,836
*Overseas Chinese Town Asia Holdings, Ltd.	205,817	112,349
Pacific Online, Ltd.	337,450	178,527
#Parkson Retail Group, Ltd.	739,500	1,262,988
#*PetroAsian Energy Holdings, Ltd.	5,856,000	372,428
PetroChina Co., Ltd.	1,004,000	1,401,564
#PetroChina Co., Ltd. ADR	146,854	20,452,357
#*PICC Property & Casualty Co., Ltd.	2,446,000	3,069,962
#Ping An Insurance Group Co. of China, Ltd.	800,500	8,009,621
#*Poly Hong Kong Investment, Ltd.	3,358,068	3,142,492
Ports Design, Ltd.	282,500	779,537
#*Pou Sheng International Holdings, Ltd.	2,292,609	371,329
Prosperity International Holdings HK, Ltd.	2,360,000	145,646
Qin Jia Yuan Media Services Co., Ltd.	865,333	164,924
Qingling Motors Co., Ltd. Series H	1,174,000	341,240
*Qunxing Paper Holdings Co., Ltd.	854,211	291,435
Regent Manner International, Ltd.	432,000	354,655
*Renhe Commercial Holdings Co., Ltd.	9,418,000	1,575,235
#REXLot Holdings, Ltd.	10,647,436	1,165,790
*Richly Field China Development, Ltd.	4,080,000	122,994
#Road King Infrastructure, Ltd.	309,000	283,289
Samson Holding, Ltd.	1,277,000	279,553
*Semiconductor Manufacturing International Corp.	24,517,619	1,921,350
*Semiconductor Manufacturing International Corp. ADR	125,407	484,071
#Shandong Chenming Paper Holdings, Ltd. Series H	604,022	516,698

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
Shandong Molong Petroleum Machinery Co., Ltd.	160,864	$211,107
*Shandong Xinhua Pharmaceutical Co., Ltd.	226,000	95,409
#Shanghai Electric Group Co., Ltd.	1,818,000	1,097,667
#Shanghai Forte Land Co., Ltd.	1,096,000	476,147
Shanghai Industrial Holdings, Ltd.	851,000	3,410,798
*Shanghai Industrial Urban Development Group, Ltd.	461,000	174,547
#Shanghai Jin Jiang International Hotels Group Co., Ltd.	2,044,000	487,154
Shanghai Prime Machinery Co., Ltd.	1,246,000	332,026
Shanghai Zendai Property, Ltd.	5,100,000	190,087
*Shenguan Holdings Group, Ltd.	394,000	529,988
Shenji Group Kunming Machine Tool Co., Ltd.	133,500	91,369
Shenzhen Expressway Co., Ltd.	1,004,000	592,618
Shenzhen International Holdings, Ltd.	15,083,180	1,340,622
Shenzhen Investment, Ltd.	3,582,000	1,271,986
#Shenzhou International Group, Ltd.	550,000	643,666
Shimao Property Holdings, Ltd.	2,526,683	3,858,323
Shougang Concord Century Holdings, Ltd.	1,074,433	113,535
*Shougang Concord International Enterprises Co., Ltd.	6,176,000	917,198
#Shui On Land, Ltd.	5,124,075	2,459,049
Sichuan Expressway Co., Ltd.	1,198,000	758,141
#Silver base Group Holdings, Ltd.	400,000	291,039
Silver Grant International Industries, Ltd.	2,318,000	785,657
SIM Technology Group, Ltd.	1,202,000	239,409
Sino Biopharmaceutical, Ltd.	2,619,999	847,706
#*Sino Oil & Gas Holdings, Ltd.	6,862,234	368,197
*Sino Union Energy Investment Group, Ltd.	5,480,000	451,632
SinoCom Software Group, Ltd.	482,000	53,976
#*Sinofert Holdings, Ltd.	3,206,673	1,792,961
Sinolink Worldwide Holdings, Ltd.	2,915,492	427,768
SinoMedia Holding, Ltd.	336,258	116,184
#Sino-Ocean Land Holdings, Ltd.	4,880,504	3,250,539
Sinopec Kantons Holdings, Ltd.	612,000	381,620
#Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	23,988	1,458,231
#*Sinopec Yizheng Chemical Fibre Co., Ltd.	2,070,000	1,161,189
*Sinopharm Group Co., Ltd.	393,600	1,398,257
Sinotrans Shipping, Ltd.	2,542,500	938,029
Sinotrans, Ltd.	2,608,000	705,634
Sinotruk Hong Kong, Ltd.	1,247,500	1,162,605
#Skyworth Digital Holdings, Ltd.	2,740,108	1,717,143
#Soho China, Ltd.	3,248,339	2,572,885
#*Solargiga Energy Holdings, Ltd.	823,000	191,569
#Sparkle Roll Group, Ltd.	1,472,000	266,064
SPG Land Holdings, Ltd.	537,850	291,998
#SRE Group, Ltd.	3,958,000	398,307
Sunny Optical Technology Group Co., Ltd.	395,000	116,695
Tak Sing Alliance Holdings, Ltd.	820,877	106,716
TCC International Holdings, Ltd.	1,621,587	625,199
TCL Communication Technology Holdings, Ltd.	524,100	580,573
TCL Multimedia Technology Holdings, Ltd.	871,200	346,934
Tencent Holdings, Ltd.	337,500	8,772,744
Tian An China Investments Co., Ltd.	856,357	594,203
Tiangong International Co., Ltd.	307,000	202,335
Tianjin Capital Environmental Protection Group Co., Ltd.	772,000	287,655
#*Tianjin Development Holdings, Ltd	676,000	575,372
#Tianjin Port Development Holdings, Ltd.	3,041,200	783,167
#*Tianneng Power International, Ltd.	854,000	371,536
*Tianyi Fruit Holdings, Ltd.	36,000	12,450
Tingyi (Cayman Islands) Holding Corp.	740,000	1,816,912
#Tomson Group, Ltd.	809,277	334,958
#Towngas China Co., Ltd.	917,000	471,916
TPV Technology, Ltd.	1,296,578	811,690

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
Travelsky Technology, Ltd.	939,292	$949,971
#Truly International Holdings, Ltd.	3,289,000	869,007
Tsingtao Brewery Co., Ltd.	198,000	914,834
#*Uni-President China Holdings, Ltd.	1,668,213	943,656
#*United Energy Group, Ltd.	3,611,550	666,218
*United Gene High-Tech Group, Ltd.	3,970,000	56,097
#Vinda International Holdings, Ltd.	455,000	428,676
#VODone, Ltd.	2,634,000	870,025
#Want Want China Holdings, Ltd.	2,578,000	2,133,422
#*Wasion Group Holdings, Ltd.	740,000	389,778
Weichai Power Co., Ltd.	390,400	2,677,894
Weiqiao Textile Co., Ltd.	686,500	644,778
Welling Holding, Ltd.	6,638,000	355,533
Wumart Stores, Inc.	369,000	778,439
Wuyi International Pharmaceutical Co., Ltd.	450,000	37,620
Xiamen International Port Co., Ltd.	1,320,000	278,661
Xingda International Holdings, Ltd.	1,093,000	1,080,848
Xinhua Winshare Publishing & Media Co., Ltd.	657,000	392,289
#Xinjiang Xinxin Mining Industry Co., Ltd.	1,299,000	819,982
Xiwang Sugar Holdings Co., Ltd.	844,005	240,234
#XTEP International Holdings, Ltd.	626,000	413,134
#Yanzhou Coal Mining Co., Ltd. Sponsored ADR	165,500	4,829,290
#*Yingde Gases	1,076,000	828,943
#Yip’s Chemical Holdings, Ltd.	356,000	428,672
Yorkey Optical International Cayman, Ltd.	280,226	52,091
#Zhaojin Mining Industry Co., Ltd.	275,333	1,014,497
Zhejiang Expressway Co., Ltd.	2,008,000	1,872,623
*Zhejiang Glass Co., Ltd.	192,000	61,072
*Zhong An Real Estate, Ltd.	719,444	167,577
Zhuzhou CSR Times Electric Co., Ltd.	328,250	1,267,911
Zijin Mining Group Co., Ltd.	1,352,000	1,074,475
ZTE Corp.	313,950	1,245,513

TOTAL CHINA		651,780,269

COLOMBIA — (0.2%)
Bancolombia SA Sponsored ADR	98,887	5,778,956
#Ecopetrol SA Sponsored ADR	125,540	5,365,580

TOTAL COLOMBIA		11,144,536

CZECH REPUBLIC — (0.4%)
*Central European Media Enterprises, Ltd.	32,388	594,218
CEZ A.S.	117,917	5,560,402
Komercni Banka A.S.	24,293	5,813,029
New World Resources NV	93,869	1,523,745
#Pegas Nonwovens SA	19,500	493,711
Phillip Morris CR A.S.	839	485,690
Telefonica 02 Czech Republic A.S.	197,588	4,512,454
*Unipetrol A.S.	161,779	1,684,806

TOTAL CZECH REPUBLIC		20,668,055

EGYPT — (0.1%)
*Commercial International Bank Egypt S.A.E. Sponsored GDR	244,029	1,375,539
*Egyptian Financial Group-Hermes Holding GDR	891	6,919
Orascom Construction Industries GDR	50,102	1,671,622
*Orascom Telecom Holding S.A.E. GDR	246,399	757,827

TOTAL EGYPT		3,811,907

HUNGARY — (0.5%)
*Danubius Hotel & Spa NYRT	6,194	124,564
Egis Gyogyszergyar NYRT	9,429	1,016,627

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HUNGARY — (Continued)
EMASZ RT	1,045	$111,074
#*FHB Mortgage Bank NYRT	15,280	75,910
*Fotex Holding SE Co., Ltd.	71,030	137,669
Magyar Telekom Telecommunications P.L.C.	351,016	952,278
Magyar Telekom Telecommunications P.L.C. Sponsored ADR	39,279	536,158
#*MOL Hungarian Oil & Gas P.L.C.	49,183	5,513,098
#*OTP Bank P.L.C.	488,536	13,652,154
*PannErgy P.L.C.	42,550	192,275
*RABA Automotive Holding NYRT	15,268	63,909
#Richter Gedeon NYRT	21,799	4,640,736
Zwack Unicum NYRT	585	41,648

TOTAL HUNGARY		27,058,100

INDIA — (8.9%)
3i Infotech, Ltd.	90,217	97,625
*3M India, Ltd.	2,635	199,198
Aban Offshore, Ltd.	21,698	317,988
ABG Shipyard, Ltd.	20,498	156,173
ACC, Ltd.	87,539	1,890,243
Adani Enterprises, Ltd.	183,765	2,273,060
*Adani Power, Ltd.	612,290	1,649,617
*Adhunik Metaliks, Ltd.	85,697	168,712
Aditya Birla Nuvo, Ltd.	67,681	1,112,962
*Advanta India, Ltd.	4,510	32,779
Aegis Logistics, Ltd.	15,106	90,927
*Agre Developers, Ltd.	445	574
Agro Tech Foods, Ltd.	11,996	84,579
AIA Engineering, Ltd.	41,205	348,997
Ajmera Realty & Infra India, Ltd.	13,751	51,480
Akzo Nobel India, Ltd.	22,181	346,197
Alembic, Ltd.	89,566	133,811
Allahabad Bank, Ltd.	243,520	1,080,538
Allcargo Global Logistics, Ltd.	4,444	13,075
*Allied Digital Services, Ltd.	7,200	23,556
Alok Industries, Ltd.	376,596	214,332
Alstom Projects India, Ltd.	36,976	471,470
Amara Raja Batteries, Ltd.	36,352	134,714
Ambuja Cements, Ltd.	1,080,574	2,990,415
Amtek Auto, Ltd.	218,223	574,139
Anant Raj Industries, Ltd.	201,310	443,016
Andhra Bank, Ltd.	245,445	746,557
Ansal Properties & Infrastructure, Ltd.	135,970	125,155
Apollo Hospitals Enterprise, Ltd.	177,744	1,903,596
Apollo Tyres, Ltd.	253,901	285,608
Aptech, Ltd.	48,077	117,718
*Areva T&D India, Ltd.	28,643	196,061
*Arvind Mills, Ltd.	202,209	284,360
*Asahi India Glass, Ltd.	65,517	125,561
Asea Brown Boveri India, Ltd.	83,855	1,348,252
Ashok Leyland, Ltd.	1,260,038	1,625,375
Asian Hotels East, Ltd.	2,605	18,356
Asian Hotels West, Ltd.	2,609	11,858
Asian Hotels, Ltd.	859	4,431
Asian Paints, Ltd.	32,555	1,828,523
Aurobindo Pharma, Ltd.	76,912	1,993,111
Automotive Axles, Ltd.	5,791	47,009
Aventis Pharma, Ltd.	10,597	430,760
Axis Bank, Ltd.	273,371	7,451,958
Bajaj Auto, Ltd.	75,658	2,067,162
*Bajaj Electricals, Ltd.	42,195	199,705
Bajaj Finance, Ltd.	18,427	241,717

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Bajaj Finserv, Ltd.	86,559	$774,332
Bajaj Hindusthan, Ltd.	145,932	262,188
Bajaj Holdings & Investment, Ltd.	73,010	1,160,302
Balaji Telefilms, Ltd.	15,541	12,128
Balkrishna Industries, Ltd.	3,775	10,279
Ballarpur Industries, Ltd.	635,218	436,858
Balmer Lawrie & Co., Ltd.	8,790	102,204
Balrampur Chini Mills, Ltd.	405,795	627,075
Bank of Baroda	129,710	2,461,173
*Bank of India	168,520	1,619,152
Bank of Maharashtra, Ltd.	269,978	347,993
Bannari Amman Sugars, Ltd.	3,050	46,778
*BASF India, Ltd.	13,013	162,991
Bata India, Ltd.	37,095	256,121
BEML, Ltd.	27,238	513,699
Bengal & Assam Co., Ltd.	1,023	6,191
Berger Paints India, Ltd.	172,370	328,228
BGR Energy Systems, Ltd.	34,019	409,537
Bharat Electronics, Ltd.	23,834	911,250
Bharat Forge, Ltd.	181,388	1,362,579
Bharat Heavy Electricals, Ltd.	80,174	3,882,490
Bharat Petroleum Corp., Ltd.	143,641	1,926,439
Bharati Shipyard, Ltd.	14,379	51,793
Bharti Airtel, Ltd.	1,106,053	7,703,082
Bhushan Steel, Ltd.	164,060	1,423,282
Binani Cement, Ltd.	96,035	191,058
Biocon, Ltd.	109,996	842,560
Birla Corp., Ltd.	47,059	329,961
Blue Dart Express, Ltd.	6,396	146,038
Blue Star, Ltd.	30,792	225,567
Bombay Dyeing & Manufacturing Co., Ltd.	18,913	159,591
Bombay Rayon Fashions, Ltd.	65,993	339,765
Bosch, Ltd.	11,378	1,491,156
Brigade Enterprises, Ltd.	30,638	62,212
Britannia Industries, Ltd.	53,890	443,660
Cadila Healthcare, Ltd.	97,123	1,743,930
*Cairn India, Ltd.	310,166	2,225,021
*Canara Bank	145,996	1,921,092
Carborundum Universal, Ltd.	53,283	283,298
Central Bank of India	301,858	1,132,823
Centum Electronics, Ltd.	1,772	4,215
Century Plyboards India, Ltd.	44,589	56,611
Century Textiles & Industries, Ltd.	60,065	432,625
CESC, Ltd.	101,207	682,547
Chambal Fertilizers & Chemicals, Ltd.	300,485	472,647
*Chemplast Sanmar, Ltd.	224,492	31,605
Chennai Petroleum Corp., Ltd.	80,669	375,360
Cholamandalam Investment & Finance Co., Ltd.	56,126	214,560
Cipla, Ltd.	304,054	2,205,814
City Union Bank, Ltd.	280,925	258,615
Clariant Chemicals (India), Ltd.	10,732	164,081
CMC, Ltd.	6,389	273,967
Colgate-Palmolive (India), Ltd.	38,162	685,456
Container Corp. of India	47,438	1,243,354
Core Projects & Technologies, Ltd.	61,626	372,790
Coromandel International, Ltd.	189,794	957,751
Corp. Bank	53,217	670,024
*Cranes Software International, Ltd.	64,637	6,759
Crisil, Ltd.	2,975	380,321
Crompton Greaves, Ltd.	199,931	1,219,199
Cummins India, Ltd.	85,912	1,365,677

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Dabur India, Ltd.	257,348	$527,082
*Dalmia Bharat Enterprises, Ltd.	31,411	139,882
Dalmia Cement (Bharat), Ltd.	31,411	19,214
DCM Shriram Consolidated, Ltd.	101,063	98,652
Deccan Chronicle Holdings, Ltd.	98,708	197,282
Deepak Fertilizers & Petrochemicals Corp., Ltd.	56,126	194,913
Dena Bank	95,873	219,688
*Development Credit Bank, Ltd.	189,220	197,205
Dewan Housing Finance Corp., Ltd.	84,174	487,397
Dhanalakshmi Bank, Ltd.	82,004	170,376
*Dish TV (India), Ltd.	491,729	636,901
Dishman Pharmaceuticals & Chemicals, Ltd.	44,049	128,504
Divi’s Laboratories, Ltd.	54,150	752,459
DLF, Ltd.	666,688	3,265,459
Dr Reddy’s Laboratories, Ltd.	118,007	4,171,287
#Dr. Reddy’s Laboratories, Ltd. ADR	60,800	2,172,992
Dredging Corp. of India, Ltd.	10,141	86,105
E.I.D. - Parry (India), Ltd.	114,144	557,738
eClerx Services, Ltd.	8,624	129,049
Edelweiss Capital, Ltd.	351,136	311,806
Eicher Motors, Ltd.	13,232	299,190
EIH, Ltd.	221,463	513,130
Elder Pharmaceuticals, Ltd.	9,974	81,879
Electrosteel Casings, Ltd.	144,989	110,708
Elgi Equipments, Ltd.	52,370	94,391
Emami, Ltd.	9,100	81,474
*Entertainment Network India, Ltd.	5,852	28,144
Era Infra Engineering, Ltd.	105,854	461,734
Esab India, Ltd.	9,613	104,823
Escorts, Ltd.	97,306	280,315
*Ess Dee Aluminium, Ltd.	10,963	98,192
*Essar Oil, Ltd.	709,980	1,885,561
*Essar Shipping Ports & Logistics, Ltd.	187,771	406,779
Essel Propack, Ltd.	78,043	82,998
Everest Kanto Cylinder, Ltd.	54,560	94,733
*Everonn Education, Ltd.	16,455	211,626
Exide Industries, Ltd.	338,304	947,341
FAG Bearings (India), Ltd.	11,829	208,317
FDC, Ltd.	127,472	280,941
Federal Bank, Ltd.	286,860	2,280,548
*Federal-Mogul Goetze (India), Ltd.	8,823	30,439
Financial Technologies (India), Ltd.	47,664	741,753
Finolex Cables, Ltd.	94,015	98,613
Finolex Industries, Ltd.	71,512	135,377
*Firstsource Solutions, Ltd.	231,336	99,874
*Fortis Healthcare, Ltd.	184,787	523,610
*Fresenius Kabi Oncology, Ltd.	12,591	27,612
*Future Capital Holdings, Ltd.	19,988	68,222
GAIL India, Ltd.	487,648	5,017,213
Gammon India, Ltd.	113,601	350,442
*Gammon Infrastructure Projects, Ltd.	431,684	178,702
*Ganesh Housing Corp., Ltd.	12,944	44,534
Gateway Distriparks, Ltd.	65,060	151,283
Geodesic, Ltd.	126,248	221,099
*Geojit BNP Paribas Financial Services, Ltd.	88,026	49,928
GHCL, Ltd.	44,954	40,411
*GIC Housing Finance, Ltd.	28,372	66,505
Gillette India, Ltd.	8,542	320,475
Gitanjali Gems, Ltd.	87,137	381,534
GlaxoSmithKline Consumer Healthcare, Ltd.	20,848	902,656
GlaxoSmithKline Pharmaceuticals, Ltd.	18,776	932,678

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Glenmark Pharmaceuticals, Ltd.	153,813	$1,030,589
*GMR Infrastructure, Ltd.	1,033,464	889,131
Godawari Power & Ispat, Ltd.	10,851	39,632
Godfrey Phillips India, Ltd.	3,952	169,842
Godrej Consumer Products, Ltd.	96,756	781,465
Godrej Industries, Ltd.	184,276	701,441
*Gokul Refoils & Solvent, Ltd.	55,538	115,230
Graphite India, Ltd.	91,488	189,602
Grasim Industries, Ltd.	28,007	1,389,436
Great Eastern Shipping Co., Ltd.	145,374	973,064
Great Offshore, Ltd.	35,569	233,000
Greaves Cotton, Ltd.	130,915	265,374
Grindwell Norton, Ltd.	10,897	52,782
Gruh Finance, Ltd.	12,538	104,251
*GTL Infrastructure, Ltd.	351,403	309,445
GTL, Ltd.	91,093	824,249
Gujarat Alkalies & Chemicals, Ltd.	38,986	104,759
Gujarat Ambuja Exports, Ltd.	93,019	72,165
Gujarat Fluorochemicals, Ltd.	52,434	296,727
Gujarat Gas Co., Ltd.	57,380	437,999
*Gujarat Industries Power Co., Ltd.	54,408	107,620
Gujarat Mineral Development Corp., Ltd.	135,343	357,745
Gujarat Narmada Valley Fertilizers Co., Ltd.	86,692	208,864
Gujarat State Fertilizers & Chemicals, Ltd.	44,440	327,566
Gujarat State Petronet, Ltd.	267,333	596,163
Gulf Oil Corp., Ltd.	12,685	24,021
*GVK Power & Infrastructure, Ltd.	1,155,204	830,223
H.E.G., Ltd.	23,274	103,463
HBL Power Systems, Ltd.	125,202	60,708
HCL Infosystems, Ltd.	236,721	562,832
HCL Technologies, Ltd.	339,023	3,658,623
HDFC Bank, Ltd.	216,913	9,672,949
*HeidelbergCement India, Ltd.	105,161	81,473
Hero Honda Motors, Ltd. Series B	87,726	3,120,300
Hexaware Technologies, Ltd.	209,639	515,926
Hikal, Ltd.	4,307	30,524
*Himachal Futuristic Communications, Ltd.	689,021	150,417
Himadri Chemicals & Industries, Ltd.	39,450	33,111
*Hindalco Industries, Ltd.	1,854,714	9,322,357
Hinduja Global Solutions, Ltd.	10,967	83,772
Hinduja Ventures, Ltd.	10,967	75,397
Hindustan Construction Co., Ltd.	652,222	525,948
*Hindustan Dorr Oliver, Ltd.	34,489	68,422
Hindustan Oil Exploration Co., Ltd.	58,640	235,901
Hindustan Petroleum Corp, Ltd.	109,250	858,097
Hindustan Unilever, Ltd.	297,109	1,759,692
Honeywell Automation India, Ltd.	3,687	192,115
Hotel Leelaventure, Ltd.	217,449	190,603
*Housing Development & Infrastructure, Ltd.	215,678	621,277
*HSIL, Ltd.	41,645	117,068
HT Media, Ltd.	74,923	243,880
*IBN18 Broadcast , Ltd.	8,945	18,467
*ICICI Bank, Ltd.	19,793	443,152
ICICI Bank, Ltd. Sponsored ADR	396,338	17,177,289
ICSA (India), Ltd.	51,053	134,412
IDBI Bank, Ltd.	434,897	1,343,907
*Idea Cellular, Ltd.	1,682,793	2,560,540
IFCI, Ltd.	1,029,045	1,197,655
India Cements, Ltd.	392,914	848,163
India Infoline, Ltd.	271,970	451,947
Indiabulls Financial Services, Ltd.	378,779	1,301,792

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Indiabulls Real Estate, Ltd.	740,864	$1,954,636
Indiabulls Securities, Ltd.	105,042	44,263
*Indian Bank	199,799	918,365
Indian Hotels Co., Ltd.	718,238	1,408,225
*Indian Oil Corp., Ltd.	453,861	3,323,299
Indian Overseas Bank	246,701	702,726
*Indo Rama Synthetics (India), Ltd.	52,177	72,857
Indoco Remedies, Ltd.	2,538	23,975
*Indraprastha Gas, Ltd.	52,930	370,698
*IndusInd Bank, Ltd.	308,479	1,512,300
INEIS ABS India, Ltd.	16,430	134,728
Info Edge India, Ltd.	16,192	192,522
*Infomedia 18, Ltd.	16,558	7,322
Infosys Technologies, Ltd.	225,217	15,315,351
Infosys Technologies, Ltd. Sponsored ADR	11,946	808,864
Infotech Enterprises, Ltd.	47,412	171,380
Infrastructure Development Finance Co., Ltd.	1,451,278	4,691,072
ING Vysya Bank, Ltd.	84,082	560,529
Ingersoll-Rand India, Ltd.	6,456	60,509
Ipca Laboratories, Ltd.	75,690	497,968
IRB Infrastructure Developers, Ltd.	176,253	775,354
ISMT, Ltd.	34,412	39,877
*Ispat Industries, Ltd.	685,127	367,164
ITC, Ltd.	1,507,896	5,369,391
*IVRCL Assets & Holdings, Ltd.	54,515	66,727
IVRCL Infrastructures & Projects, Ltd.	514,324	905,073
J.B. Chemicals & Pharmaceuticals, Ltd.	49,343	126,938
Jagran Prakashan, Ltd.	97,486	261,231
*Jai Balaji Industries, Ltd.	24,308	106,891
Jain Irrigation Systems, Ltd.	370,685	1,552,485
*Jaiprakash Associates, Ltd.	1,550,770	2,833,232
*Jaiprakash Power Ventures, Ltd.	318,329	314,164
Jammu & Kashmir Bank, Ltd.	42,358	683,466
JBF Industries, Ltd.	35,709	133,000
*Jet Airways (India), Ltd.	38,723	471,464
*Jindal Drilling & Industries, Ltd.	13,885	137,106
Jindal Poly Films, Ltd.	30,884	284,981
Jindal Saw, Ltd.	232,350	1,064,465
*Jindal South West Holdings, Ltd.	4,933	110,135
Jindal Steel & Power, Ltd.	381,288	5,533,671
JK Cement, Ltd.	17,083	47,153
JK Lakshmi Cement, Ltd.	47,469	49,012
JM Financial, Ltd.	252,263	142,589
*JSL Stainless, Ltd.	85,928	173,636
*JSW Energy, Ltd.	288,820	512,624
JSW Steel, Ltd.	163,358	3,238,375
*Jubilant Industries, Ltd.	4,235	5,997
Jubilant Organosys, Ltd.	87,922	432,311
*Jyothy Laboratories, Ltd.	31,680	161,715
*Jyoti Structures, Ltd.	69,600	167,798
K.S.B. Pumps, Ltd.	6,634	68,396
Kalpataru Power Transmission, Ltd.	74,395	227,541
*Kalyani Investment Co., Ltd.	543	10,576
Kalyani Steels, Ltd.	5,438	10,336
Karnataka Bank, Ltd.	166,671	486,422
Karur Vysya Bank, Ltd.	42,614	471,554
Karuturi Global, Ltd.	385,852	160,510
KEC International, Ltd.	118,665	229,690
Kesoram Industries, Ltd.	41,828	192,932
*Kewal Kiran Clothing, Ltd.	41	503
*Kingfisher Airlines, Ltd.	146,552	162,221

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Kiri Dyes & Chemicals, Ltd.	10,825	$77,384
Kirloskar Industries, Ltd.	2,290	18,992
*Kirloskar Oil Engines, Ltd.	83,823	288,478
*Kotak Mahindra Bank, Ltd.	387,278	3,255,896
Koutons Retail India, Ltd.	4,186	3,318
KPIT Cummins Infosystems, Ltd.	44,785	159,215
*KRBL, Ltd.	97,617	70,081
KS Oils, Ltd.	397,063	335,736
*KSK Energy Ventures, Ltd.	141,089	348,590
*Lakshmi Energy & Foods, Ltd.	10,833	12,044
Lakshmi Machine Works, Ltd.	4,883	229,886
Lakshmi Vilas Bank, Ltd.	50,136	111,526
*Lanco Infratech, Ltd.	985,780	1,068,361
*Landmark Property Development Co., Ltd.	60,497	4,612
Larsen & Toubro, Ltd.	125,806	4,508,036
*LIC Housing Finance, Ltd.	531,645	2,091,423
*Lloyds Steel Industries	168,042	72,088
Lupin, Ltd.	160,050	1,476,925
Madhucon Projects, Ltd.	27,799	52,984
Madras Cements, Ltd.	151,890	311,773
*Mahanagar Telephone Nigam, Ltd.	298,770	312,489
#*Mahanagar Telephone Nigam, Ltd. ADR	32,600	69,764
Maharashtra Scooters, Ltd.	2,000	15,998
Maharashtra Seamless, Ltd.	60,538	457,899
Mahindra & Mahindra Financial Services, Ltd.	64,477	977,397
Mahindra & Mahindra, Ltd.	584,302	9,083,320
Mahindra Lifespace Developers, Ltd.	24,566	171,700
Manaksia, Ltd.	20,016	32,766
Mangalore Refinery & Petrochemicals, Ltd.	811,929	1,195,151
Marico, Ltd.	190,082	519,849
Maruti Suzuki India, Ltd.	79,301	2,174,312
Mastek, Ltd.	25,667	93,216
*MAX India, Ltd.	218,858	693,218
*Maytas Infra, Ltd.	31,860	121,830
McLeod Russel India, Ltd.	78,559	344,556
Mercator Lines, Ltd.	264,022	259,335
Merck, Ltd.	7,268	104,318
MindTree, Ltd.	18,009	192,594
Monnet Ispat, Ltd.	38,976	504,574
Monsanto India, Ltd.	4,435	157,705
Moser Baer (India), Ltd.	178,934	199,800
Motherson Sumi Systems, Ltd.	157,809	618,749
*Motilal Oswal Financial Services, Ltd.	12,637	38,505
Mphasis, Ltd.	88,985	1,309,736
MRF, Ltd.	2,157	285,358
Mundra Port & Special Economic Zone, Ltd.	436,510	1,337,779
Nagarjuna Construction Co., Ltd.	363,577	893,005
Nagarjuna Fertilizers & Chemicals, Ltd.	223,343	137,022
Nahar Poly Films, Ltd.	12,262	10,030
Nahar Spinning Mills, Ltd.	8,602	21,537
*Natco Pharma, Ltd.	15,526	95,271
National Aluminium Co., Ltd.	291,763	2,512,106
Nava Bharat Ventures, Ltd.	42,539	267,759
Navneet Publications India, Ltd.	126,875	167,723
*NHPC, Ltd.	1,068,713	574,023
NIIT Technologies, Ltd.	56,479	245,118
NIIT, Ltd.	166,528	196,507
Nirma, Ltd.	70,348	388,339
NOCIL, Ltd.	79,587	29,558
Noida Toll Bridge Co., Ltd.	186,962	108,630
*NTPC, Ltd.	579,060	2,383,502

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
OCL India, Ltd.	23,518	$50,655
*OCL Iron & Steel, Ltd.	4,262	5,231
Oil & Natural Gas Corp., Ltd.	137,602	3,540,473
*Oil India, Ltd.	28,349	793,891
*OMAXE, Ltd.	126,319	370,475
*OnMobile Global, Ltd.	34,326	182,293
Opto Circuits India, Ltd.	128,992	692,021
*Oracle Financial Services Software, Ltd.	49,350	2,465,939
*Orbit Corp., Ltd.	69,708	92,162
Orchid Chemicals & Pharmaceuticals, Ltd.	53,200	341,831
Orient Paper & Industries, Ltd.	70,870	75,746
Oriental Bank of Commerce	116,475	841,939
*Oswal Chemical & Fertilizers	161,397	143,964
Panacea Biotec, Ltd.	39,979	170,464
Pantaloon Retail India, Ltd.	8,100	50,843
Pantaloon Retail India, Ltd. Class B	810	4,213
*Parsvnath Developers, Ltd.	167,952	172,122
Patel Engineering, Ltd.	31,362	159,208
Patni Computer Systems, Ltd.	122,244	1,249,885
#Patni Computer Systems, Ltd. ADR	16,659	333,680
Peninsula Land, Ltd.	182,293	241,279
Petronet LNG, Ltd.	682,746	1,920,147
Pidilite Industries, Ltd.	191,560	568,499
Piramal Healthcare, Ltd.	200,699	1,926,622
Plethico Pharmaceuticals, Ltd.	6,993	55,180
Polaris Software Lab, Ltd.	59,814	218,444
Polyplex Corp., Ltd.	17,984	111,881
Power Finance Corp., Ltd.	569,675	3,060,256
Power Grid Corp. of India, Ltd.	1,306,373	2,749,625
Praj Industries, Ltd.	113,226	184,953
*Prakash Industries, Ltd.	60,265	124,063
Prism Cement, Ltd.	205,299	214,463
Proctor & Gamble Hygiene & Health Care, Ltd.	3,614	130,798
Provogue India, Ltd.	27,200	27,229
PSL, Ltd.	23,485	40,301
PTC India, Ltd.	353,271	790,934
Punj Lloyd, Ltd.	279,849	578,457
Radico Khaitan, Ltd.	73,871	217,023
Rain Commodities, Ltd.	25,235	93,334
Rajesh Exports, Ltd.	123,341	362,256
Rallis India, Ltd.	12,769	356,936
*Ranbaxy Laboratories, Ltd.	153,955	1,835,146
*Raymond, Ltd.	60,130	416,641
Redington India, Ltd.	157,197	248,365
REI Agro, Ltd.	539,170	317,740
Rei Six Ten Retail, Ltd.	55,035	71,153
*Reliance Broadcast Network, Ltd.	23,621	37,532
Reliance Capital, Ltd.	170,632	1,961,291
Reliance Communications, Ltd.	858,243	2,298,188
Reliance Energy, Ltd.	132,250	2,046,228
Reliance Industrial Infrastructure, Ltd.	5,844	72,780
Reliance Industries, Ltd.	1,381,092	27,698,944
*Reliance MediaWorks, Ltd.	23,621	84,986
*Reliance Power, Ltd.	1,317,490	3,891,909
Rolta India, Ltd.	190,527	560,423
Ruchi Infrastructure, Ltd.	1,244	526
Ruchi Soya Industries, Ltd.	178,388	419,237
*Rural Electrification Corp., Ltd.	484,781	2,585,417
*S.Kumars Nationwide, Ltd.	192,600	277,157
*Sadbhav Engineering, Ltd.	15,170	34,063
Sanwaria Agro Oils, Ltd.	2,304	6,293

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Satyam Computer Services, Ltd.	841,297	$1,103,510
SEAMEC, Ltd.	12,199	31,539
Sesa Goa, Ltd.	590,180	4,214,872
Shipping Corp. of India, Ltd.	102,057	255,044
Shiv-Vani Oil & Gas Exploration Services, Ltd.	19,863	125,459
Shopper’s Stop, Ltd.	16,840	129,497
Shree Ashtavinyak Cine Vision, Ltd.	642,203	115,240
Shree Cement, Ltd.	14,509	535,041
Shree Renuka Sugars, Ltd.	519,870	931,526
Shriram EPC, Ltd.	13,876	52,550
Shriram Transport Finance Co., Ltd.	110,106	1,643,026
Siemens India, Ltd.	66,885	1,245,252
Simplex Infrastructures, Ltd.	4,792	36,574
SKF India, Ltd.	26,925	305,148
Sobha Developers, Ltd.	73,759	421,003
Solar Industries India, Ltd.	207	2,516
Sonata Software, Ltd.	58,800	51,815
South Indian Bank, Ltd.	1,537,510	671,352
*Spice Mobility, Ltd.	81,733	187,844
SPML Infra, Ltd.	7,377	31,468
SREI Infrastructure Finance, Ltd.	142,460	249,516
SRF, Ltd.	33,988	246,101
*State Bank of Bikaner & Jaipur	20,976	248,142
*State Bank of India	62,806	3,629,822
*Steel Authority of India, Ltd.	364,978	1,286,794
Sterling Biotech, Ltd.	166,520	366,827
Sterlite Industries (India), Ltd. ADR	369,810	5,343,754
Sterlite Industries (India), Ltd. Series A	767,126	2,757,121
Sterlite Technologies, Ltd.	172,529	203,530
Strides Arcolab, Ltd.	49,503	448,715
*Sun Pharma Advanced Research Co., Ltd.	135,759	234,927
Sun Pharmaceuticals Industries, Ltd.	289,335	2,784,049
Sun TV Network, Ltd.	75,061	803,796
Sundaram Finance, Ltd.	2,101	23,337
Sundaram-Clayton, Ltd.	3,760	13,906
Sundram Fastners, Ltd.	105,224	120,062
Supreme Industries, Ltd.	54,935	179,295
Supreme Petrochem, Ltd.	3,242	3,845
*Suzlon Energy, Ltd.	870,224	935,156
Swaraj Engines, Ltd.	1,260	12,437
Syndicate Bank	274,612	639,387
Taj GVK Hotels & Resorts, Ltd.	32,994	83,763
Tamilnadu Newsprint & Papers, Ltd.	24,002	70,504
Tanla Solutions, Ltd.	80,718	32,368
Tata Chemicals, Ltd.	141,685	1,085,640
#*Tata Communications, Ltd. ADR	49,270	501,076
Tata Consultancy Services, Ltd.	261,370	6,599,211
Tata Elxsi, Ltd.	17,021	94,234
Tata Investment Corp., Ltd.	14,968	172,722
Tata Motors, Ltd.	337,869	8,472,893
Tata Power Co., Ltd.	85,794	2,323,988
Tata Steel, Ltd.	479,628	6,682,122
Tata Tea, Ltd.	697,350	1,514,100
*Tata Teleservices Maharashtra, Ltd.	1,004,165	378,220
*TCI Developers	1,466	6,706
Tech Mahindra, Ltd.	85,103	1,207,263
*Teledata Marine Solutions, Ltd.	39,608	29,549
*Texmaco Rail & Engineering, Ltd.	79,270	116,203
Texmaco, Ltd.	79,270	74,148
Thermax India, Ltd.	48,870	720,300
Thomas Cook India, Ltd.	136,653	145,289

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Time Technoplast, Ltd.	43,593	$45,785
*Timken India, Ltd.	37,114	147,662
Titagarh Wagons, Ltd.	11,823	113,508
Titan Industries, Ltd.	16,825	1,318,016
Torrent Pharmaceuticals, Ltd.	44,919	569,234
*Torrent Power, Ltd.	137,166	674,983
Transport Corp of India, Ltd.	29,320	70,158
Trent, Ltd.	10,333	190,886
*Trent, Ltd. Series A	2,180	37,987
*Trent, Ltd. Series B	2,180	33,334
Triveni Engineering & Industries, Ltd.	168,022	337,643
TTK Prestige, Ltd.	3,875	155,209
Tube Investments of India	108,844	342,749
*Tulip IT Services, Ltd.	92,850	326,930
TVS Motor Co., Ltd.	202,168	240,592
UCO Bank	299,000	706,922
Uflex, Ltd.	48,709	166,653
*Ultratech Cement, Ltd.	56,993	1,241,556
Unichem Laboratories, Ltd.	53,150	231,201
Union Bank of India	169,531	1,228,413
Unitech, Ltd.	1,613,111	1,702,601
United Breweries, Ltd.	23,113	238,123
United Phosphorus, Ltd.	446,585	1,331,334
United Spirits, Ltd.	101,084	2,737,038
Unity Infraprojects, Ltd.	19,986	35,660
Usha Martin, Ltd.	220,437	259,687
*UTV Software Communications, Ltd.	20,180	210,892
Vardhman Textiles, Ltd.	26,377	163,164
Varun Shipping Co., Ltd.	70,152	43,831
*Venky’s India, Ltd.	5,481	72,383
Videocon Industries, Ltd.	153,332	698,969
*Videsh Sanchar Nigam, Ltd.	75,159	383,378
Vijaya Bank	211,578	418,785
VIP Industries, Ltd.	9,671	122,234
*Voltamp Transformers, Ltd.	5,393	80,138
Voltas, Ltd.	157,257	659,195
WABCO-TVS (India), Ltd.	6,924	141,336
*Walchandnagar Industries, Ltd.	14,754	42,529
Welspun Corp., Ltd.	178,079	590,241
*Welspun Global Brands, Ltd.	3,685	1,686
Welspun India, Ltd.	36,850	37,109
*Welspun Investments & Commercials, Ltd.	1,842	3,296
Wipro, Ltd.	352,643	3,376,339
*Wire & Wireless India, Ltd.	302,852	68,841
*Wockhardt, Ltd.	70,880	578,252
Wyeth, Ltd.	13,354	230,119
*Yes Bank, Ltd.	234,287	1,347,882
Zee Entertainment Enterprises, Ltd.	943,402	2,369,237
*Zee Learn, Ltd.	117,925	58,821
Zensar Technologies, Ltd.	22,768	79,598
Zuari Industries, Ltd.	19,017	244,881
Zydus Wellness, Ltd.	17,266	216,573

TOTAL INDIA		453,845,295

INDONESIA — (2.7%)
PT Adaro Energy Tbk	13,610,500	3,415,849
*PT Adhi Karya Tbk	1,125,000	98,764
*PT Agis Tbk	980,000	14,167
PT AKR Corporindo Tbk	2,772,300	442,608
PT Aneka Tambang Tbk	8,072,500	1,959,536
PT Asahimas Flat Glass Tbk	319,500	162,614

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
PT Astra Agro Lestari Tbk	383,000	$925,996
PT Astra International Tbk	2,085,000	11,352,724
*PT Bakrie & Brothers Tbk	130,023,750	926,462
PT Bakrie Sumatera Plantations Tbk	21,361,500	812,769
*PT Bakrie Telecom Tbk	40,673,000	997,753
PT Bakrieland Development Tbk	75,055,000	1,088,230
PT Bank Bukopin Tbk	4,059,000	270,135
PT Bank Central Asia Tbk	10,673,000	6,704,160
PT Bank Danamon Indonesia Tbk	5,322,318	3,518,124
PT Bank Mandiri Tbk	9,385,000	6,222,949
*PT Bank Negara Indonesia Persero Tbk	11,394,020	4,082,807
*PT Bank Pan Indonesia Tbk	18,068,500	2,165,810
*PT Bank Permata Tbk	70,000	12,901
PT Bank Rakyat Indonesia Persero Tbk	10,863,000	5,860,610
*PT Bank Tabungan Pensiunan Nasional Tbk	197,400	280,400
*PT Barito Pacific Tbk	6,218,000	697,006
*PT Bayan Resources Tbk	703,000	1,419,489
*PT Berlian Laju Tanker Tbk	13,394,666	528,756
*PT Bhakti Investama Tbk	34,403,400	646,863
*PT Bisi International Tbk	2,927,500	450,394
PT Budi Acid Jaya Tbk	2,800,500	67,920
PT Bumi Resources Tbk	37,385,000	11,377,897
PT Bumi Serpong Damai Tbk	14,984,000	1,199,322
*PT Central Proteinaprima Tbk	22,741,500	133,212
PT Charoen Pokphand Indonesia Tbk	12,481,660	2,068,876
*PT Ciputra Development Tbk	21,060,424	715,902
*PT Ciputra Surya Tbk	2,291,000	142,726
PT Citra Marga Nusaphala Persada Tbk	2,369,000	317,381
*PT Darma Henwa Tbk	20,612,500	140,728
*PT Davomas Adabi Tbk	4,583,000	33,039
*PT Delta Dunia Makmur Tbk	4,477,000	639,146
PT Elnusa Tbk	4,562,500	152,452
*PT Energi Mega Persada Tbk	50,243,000	601,176
PT Gajah Tunggal Tbk	3,019,000	765,810
PT Global Mediacom Tbk	11,800,000	942,726
PT Gozco Plantations Tbk	4,929,500	222,252
PT Gudang Garam Tbk	1,228,000	5,074,437
*PT Hanson International Tbk	13,121,500	247,621
PT Hexindo Adiperkasa Tbk	464,000	352,954
*PT Holcim Indonesia Tbk	5,661,000	1,241,286
*PT Indah Kiat Pulp & Paper Corp. Tbk	6,061,500	1,063,020
*PT Indika Energy Tbk	1,837,000	833,837
PT Indo Tambangraya Megah Tbk	434,500	2,237,066
PT Indocement Tunggal Prakarsa Tbk	1,815,000	2,735,123
PT Indofood Sukses Makmur Tbk	10,975,500	5,727,939
PT Indosat Tbk	331,500	179,665
#PT Indosat Tbk ADR	26,690	727,836
PT International Nickel Indonesia Tbk	4,657,500	2,390,875
*PT Intiland Development Tbk	8,570,000	309,092
PT Japfa Comfeed Indonesia Tbk	1,865,500	627,286
PT Jasa Marga Tbk	5,132,000	1,706,995
PT Jaya Real Property Tbk	352,500	47,919
PT Kalbe Farma Tbk	8,149,000	2,563,354
*PT Kawasan Industri Jababeka Tbk	17,129,000	198,531
PT Lippo Karawaci Tbk	37,041,562	2,337,008
PT Matahari Putra Prima Tbk	4,025,900	746,135
PT Mayorah Indah Tbk	692,500	776,780
PT Medco Energi Internasional Tbk	3,586,500	1,289,742
PT Media Nusantara Citra Tbk	4,330,000	429,369
*PT Mitra Adiperkasa Tbk	1,275,000	303,788
*PT Mitra International Resources Tbk	5,183,500	138,458

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
*PT Pabrik Kertas Tjiwi Kimia Tbk	1,031,000	$329,556
*PT Pakuwon Jati Tbk	5,378,000	519,961
*PT Panin Financial Tbk	20,164,000	416,774
*PT Panin Insurance Tbk	3,559,000	188,765
PT Perusahaan Gas Negara Tbk	8,050,500	3,785,526
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,036,000	1,362,447
*PT Polaris Investama Tbk	521,000	58,308
PT Ramayana Lestari Sentosa Tbk	6,485,500	518,445
*PT Resource Alam Indonesia Tbk	355,500	129,945
PT Sampoerna Agro Tbk	1,337,500	424,362
*PT Samudera Indonesia Tbk	117,000	51,095
PT Selamat Sempurna Tbk	1,043,000	122,725
PT Semen Gresik Persero Tbk	2,695,500	2,321,261
*PT Sentul City Tbk	18,657,000	205,277
PT Sorini Agro Asia Corporindo Tbk	806,000	304,378
PT Summarecon Agung Tbk	10,713,532	1,037,759
PT Surya Citra Media Tbk	31,000	11,765
*PT Suryainti Permata Tbk	3,098,000	30,473
PT Tambang Batubara Bukit Asam Tbk	810,500	1,778,629
PT Telekomunikasi Indonesia Tbk	1,289,000	1,078,556
#PT Telekomunikasi Indonesia Tbk Sponsored ADR	139,196	4,679,770
*PT Tiga Pilar Sejahtera Food Tbk	324,000	25,831
PT Timah Tbk	5,099,000	1,566,042
PT Trada Maritime Tbk	6,381,000	424,388
PT Trias Sentosa Tbk	2,750,000	73,369
PT Trimegah Sec Tbk	5,343,500	58,156
*PT Truba Alam Manunggal Engineering Tbk	15,388,500	106,632
PT Tunas Baru Lampung Tbk	1,519,500	71,110
PT Tunas Ridean Tbk	4,560,000	303,426
PT Unilever Indonesia Tbk	1,041,500	1,740,485
PT United Tractors Tbk	1,733,166	4,120,382
PT Wijaya Karya Tbk	4,514,500	307,081

TOTAL INDONESIA		137,017,236

ISRAEL — (0.0%)
Delta-Galil Industries, Ltd.	1	7
*Electra Real Estate, Ltd.	1	6
*Formula Systems, Ltd.	—	6
*Formula Vision Technologies, Ltd.	—	—
Koor Industries, Ltd.	1	19
*Makhteshim-Agan Industries, Ltd.	1	3
*Mivtach Shamir Holdings, Ltd.	10,592	322,350
*Naphtha Israel Petroleum Corp., Ltd.	1	3
Osem Investments, Ltd.	—	8
Scailex Corp, Ltd.	1,072	21,956
Super-Sol, Ltd. Series B	—	3

TOTAL ISRAEL		344,361

MALAYSIA — (3.3%)
Aeon Co. Berhad	209,900	432,327
Affin Holdings Berhad	1,220,300	1,431,513
*Airasia Berhad	2,627,100	2,372,380
*Alam Maritim Resources Berhad	145,200	54,567
Al-’Aqar KPJ REIT Berhad	34,155	12,395
Alliance Financial Group Berhad	1,842,100	1,918,973
*Amcorp Properties Berhad	233,633	32,198
AMMB Holdings Berhad	2,671,850	5,804,060
Amway (Malaysia) Holdings Berhad	63,300	170,609
Ann Joo Resources Berhad	406,450	388,830
APM Automotive Holdings Berhad	206,700	353,098
*Asia Pacific Land Berhad	531,500	74,170

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*Axiata Group Berhad	2,564,225	$4,038,582
Bandar Raya Developments Berhad	1,103,100	806,303
Batu Kawan Berhad	274,350	1,470,787
Berjaya Assets Berhad	79,900	21,273
Berjaya Corp. Berhad	2,710,900	970,126
Berjaya Land Berhad	2,769,200	1,076,300
*Berjaya Media Berhad	52,300	8,564
*Berjaya Retail Berhad	271,090	39,763
Berjaya Sports Toto Berhad	650,214	896,339
Bimb Holdings Berhad	541,800	249,796
Bolton Berhad	252,900	105,133
*Boustead Heavy Industries Corp. Berhad	49,200	64,434
Boustead Holdings Berhad	829,920	1,519,291
British American Tobacco Malaysia Berhad	84,500	1,303,961
*Bursa Malaysia Berhad	270,000	736,159
Cahya Mata Sarawak Berhad	325,000	289,944
Carlsberg Brewery Malaysia Berhad	165,000	336,560
CB Industrial Product Holding Berhad	104,800	145,294
Chemical Co. of Malaysia Berhad	111,000	64,997
CI Holdings Berhad	17,700	20,294
CIMB Group Holdings Berhad	3,098,014	8,511,354
*Coastal Contracts Berhad	146,800	114,426
CSC Steel Holdings Berhad	344,200	193,788
*D&O Green Technologies Berhad	131,933	8,594
*Dayang Enterprise Holdings Berhad	134,000	123,553
Dialog Group Berhad	2,757,773	1,880,691
Digi.Com Berhad	167,000	1,399,498
Dijaya Corp. Berhad	54,000	19,780
DRB-Hicom Berhad	1,722,500	1,072,540
Dutch Lady Milk Industries Berhad	24,800	133,901
Eastern & Oriental Berhad	644,382	254,040
Eastern Pacific Industrial Corp. Berhad	116,400	90,632
ECM Libra Avenue Berhad	731,860	187,379
*EON Capital Berhad	655,600	1,498,033
Esso Malaysia Berhad	152,600	154,803
Evergreen Fibreboard Berhad	446,900	206,598
*Faber Group Berhad	286,200	194,479
*Fountain View Development Berhad	31,500	—
Fraser & Neave Holdings Berhad	157,500	772,619
Gamuda Berhad	2,656,400	3,315,914
Genting Berhad	2,144,000	7,490,070
Genting Malaysia Berhad	3,073,300	3,360,001
Genting Plantations Berhad	420,200	1,163,114
Globetronics Technology Berhad	155,620	58,592
Glomac Berhad	160,000	94,760
*Gold Is Berhad	404,812	177,897
Grand United Holdings Berhad	274,800	105,914
*Green Packet Berhad	603,900	149,609
Guiness Anchor Berhad	150,600	471,298
GuocoLand (Malaysia) Berhad	486,500	231,522
Hai-O Enterprise Berhad	192,500	166,665
Hap Seng Consolidated Berhad	487,500	1,036,155
Hap Seng Plantations Holdings Berhad	261,000	272,769
Hartalega Holdings Berhad	165,900	303,853
Hock Seng Lee Berhad	301,920	185,217
Hong Leong Bank Berhad	543,800	1,644,369
Hong Leong Financial Group Berhad	465,300	1,337,028
Hong Leong Industries Berhad	147,800	257,513
*Hovid Berhad	177,700	14,834
Hubline Berhad	139,400	8,640
Hunza Properties Berhad	97,600	54,336

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Hwang-DBS (Malaysia) Berhad	123,200	$104,758
IGB Corp. Berhad	2,239,900	1,555,696
IJM Corp. Berhad	2,350,810	5,031,292
IJM Land Berhad	786,000	737,232
IJM Plantations Berhad	668,300	650,696
*Insas Berhad	372,840	67,239
Integrated Logistics Berhad	111,735	37,144
*Integrax Berhad	122,200	63,594
IOI Corp. Berhad	1,852,277	3,482,514
*Jaks Resources Berhad	327,000	78,650
Jaya Tiasa Holdings Berhad	149,625	236,508
Jerneh Asia Berhad	104,700	102,196
JT International Berhad	83,000	173,299
K & N Kenanga Holdings Berhad	343,400	88,877
Keck Seng (Malaysia) Berhad	209,600	444,775
*Kencana Petroleum Berhad	760,032	640,655
KFC Holdings (Malaysia) Berhad	529,200	603,533
Kian Joo Can Factory Berhad	370,080	203,117
Kim Loong Resources Berhad	152,320	118,989
Kinsteel Berhad	924,000	283,259
KLCC Property Holdings Berhad	1,033,800	1,148,401
*KNM Group Berhad	1,785,568	1,638,113
Kossan Rubber Industries Berhad	193,800	202,906
KPJ Healthcare Berhad	371,250	457,444
KSL Holdings Berhad	226,266	138,750
Kuala Lumpur Kepong Berhad	293,750	2,054,290
Kub Malaysia Berhad	500,900	126,984
Kulim Malaysia Berhad	457,200	1,941,369
*Kumpulan Europlus Berhad	75,700	38,166
*Kumpulan Fima Berhad	48,500	27,205
*Kumpulan Hartanah Selangor Berhad	202,200	27,820
Kumpulan Perangsang Selangor Berhad	309,900	135,042
*Kurnia Asia Berhad	745,600	91,575
Lafarge Malayan Cement Berhad	657,900	1,689,916
Landmarks Berhad	580,092	299,515
*Latexx Partners Berhad	138,300	126,487
Leader Universal Holdings Berhad	482,800	141,062
Leong Hup Holdings Berhad	140,000	77,171
Lingkaran Trans Kota Holdings Berhad	556,900	659,160
*Lingui Development Berhad	41,900	17,854
*Lion Corp. Berhad	754,900	82,951
Lion Diversified Holdings Berhad	615,000	103,980
Lion Forest Industries Berhad	37,800	23,226
Lion Industries Corp. Berhad	1,763,300	1,157,322
LPI Capital Berhad	800	3,468
*Mah Sing Group Berhad	525,480	408,680
Malayan Banking Berhad	3,222,958	9,203,653
Malaysia Airports Holdings Berhad	489,600	981,274
Malaysia Building Society Berhad	334,300	164,429
*Malaysian Airlines System Berhad	1,150,666	758,317
Malaysian Bulk Carriers Berhad	486,625	438,056
Malaysian Pacific Industries Berhad	125,500	225,877
Malaysian Resources Corp. Berhad	3,856,500	2,785,173
Mamee Double Decker Berhad	56,400	65,670
MBM Resources Berhad	188,100	195,544
Media Prima Berhad	1,066,600	901,404
Mega First Corp. Berhad	145,000	81,518
Metro Kajang Holdings Berhad	32,865	19,644
MISC Berhad	1,086,360	2,955,938
*MK Land Holdings Berhad	997,300	129,572
MMC Corp. Berhad	1,882,900	1,748,296

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*MNRB Holdings Berhad	146,300	$132,658
MTD ACPI Engineering Berhad	108,000	18,648
Mudajaya Group Berhad	170,800	290,714
Muhibbah Engineering Berhad	1,077,300	608,594
*Mulpha International Berhad	3,669,600	678,389
Naim Holdings Berhad	193,900	222,670
NCB Holdings Berhad	89,000	109,081
Nestle (Malaysia) Berhad	63,800	931,121
Notion VTEC Berhad	251,560	162,300
NTPM Holdings Berhad	669,600	117,330
*Nylex (Malaysia) Berhad	104,843	23,963
OKS Property Holdings Berhad	19,130	4,382
Oriental Holdings Berhad	432,240	757,584
OSK Holdings Berhad	1,105,032	638,567
P.I.E. Industrial Berhad	54,600	70,913
*Pan Malaysia Cement Works Berhad	547,600	23,279
Panasonic Manufacturing Malaysia Berhad	44,000	262,916
Paramount Corp. Berhad	65,600	98,353
Parkson Holdings Berhad	451,855	835,951
PBA Holdings Berhad	172,500	50,694
Pelikan International Corp. Berhad	410,610	172,796
*Perisai Petroleum Teknologi Berhad	273,500	54,758
*Perwaja Holdings Berhad	25,600	8,459
Petronas Dagangan Berhad	226,900	897,407
Petronas Gas Berhad	315,000	1,152,641
PJ Development Holdings Berhad	440,000	119,213
Plus Expressways Berhad	723,600	1,036,378
POS Malaysia Berhad	664,600	740,199
PPB Group Berhad	540,300	3,020,590
*Press Metal Berhad	81,900	61,969
Protasco Berhad	260,000	97,880
Proton Holdings Berhad	923,600	1,278,365
Puncak Niaga Holding Berhad	224,960	187,426
QL Resources Berhad	312,920	581,963
QSR Brands Berhad	39,000	71,390
*Ramunia Holdings Berhad	312,996	64,261
Ranhill Berhad	380,700	109,048
RCE Capital Berhad	560,300	99,377
RHB Capital Berhad	785,500	2,172,272
Salcon Berhad	220,600	48,838
SapuraCrest Petroleum Berhad	751,100	907,590
Sarawak Oil Palms Berhad	125,060	150,838
Scientex, Inc. Berhad	120,564	78,041
*Scomi Group Berhad	2,283,200	274,207
*Scomi Marine Berhad	53,500	9,818
Selangor Dredging Berhad	366,400	96,474
Shangri-La Hotels (Malaysia) Berhad	297,200	257,644
Shell Refining Co. Federation of Malaysia Berhad	209,700	739,740
SHL Consolidated Berhad	202,800	107,470
Sime Darby Berhad	1,967,720	5,918,194
*Sino Hua-An International Berhad	939,700	106,413
SP Setia Berhad	1,020,500	2,141,048
Star Publications (Malaysia) Berhad	645,200	741,349
Subur Tiasa Holdings Berhad	118,860	86,897
Sunway City Berhad	559,400	789,724
Sunway Holdings Berhad	669,400	505,005
Supermax Corp. Berhad	306,375	442,673
*Supportive International Holdings Berhad	41,300	14,069
Suria Capital Holdings Berhad	198,450	146,322
Ta Ann Holdings Berhad	282,144	473,538
TA Enterprise Berhad	2,159,900	565,990

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
TA Global Berhad (B3X17H6)	1,295,940	$190,872
*TA Global Berhad (B4LM6X7)	1,295,940	154,835
*Talam Corp. Berhad	700,000	22,987
*Tamco Corp. Holdings Berhad	9,740	461
Tan Chong Motor Holdings Berhad	756,900	1,239,494
TDM Berhad	188,700	188,497
*Tebrau Teguh Berhad	568,500	152,172
Telekom Malaysia Berhad	1,133,900	1,378,336
Tenaga Nasional Berhad	1,648,281	3,323,074
*TH Plantations Berhad	106,100	68,781
Three-A Resources Berhad	168,300	89,900
*Time Dotcom Berhad	2,402,000	579,239
Top Glove Corp. Berhad	533,080	870,729
Tradewinds (Malaysia) Berhad	239,800	534,202
*Tradewinds Corp. Berhad	503,600	149,997
TRC Synergy Berhad	160,080	76,676
*TSH Resources Berhad	40,500	37,208
UAC Berhad	22,764	25,714
Uchi Technologies Berhad	313,300	134,370
*UEM Land Holdings Berhad	1,784,945	1,582,877
UMW Holdings Berhad	827,100	1,945,743
Unico-Desa Plantations Berhad	983,693	357,758
Unisem (Malaysia) Berhad	888,420	620,250
United Malacca Rubber Estates Berhad	154,650	353,161
United Plantations Berhad	105,300	571,629
United U-Li Corp. Berhad	128,300	30,382
VS Industry Berhad	167,208	104,727
Wah Seong Corp. Berhad	651,912	491,742
WCT Berhad	1,139,600	1,210,000
Wing Tai Malaysia Berhad	286,900	168,224
WTK Holdings Berhad	601,250	252,921
YTL Cement Berhad	11,000	17,216
YTL Corp. Berhad	1,309,934	3,473,688
YTL e-Solutions Berhad	713,500	275,286
*YTL Land & Development Berhad	249,300	149,539
YTL Power International Berhad	1,673,754	1,285,787
Yu Neh Huat Berhad	951,199	560,892
*Zelan Berhad	553,600	103,801
Zhulian Corp. Berhad	70,266	40,315

TOTAL MALAYSIA		169,482,906

MEXICO — (4.3%)
#Alfa S.A.B. de C.V. Series A	630,340	6,866,658
Alsea de Mexico S.A.B. de C.V.	502,400	569,450
#America Movil S.A.B. de C.V. Series L	2,047,875	5,839,254
America Movil S.A.B. de C.V. Series L ADR	443,009	25,247,083
#*Axtel S.A.B. de C.V.	1,129,910	655,722
Bolsa Mexicana de Valores S.A. de C.V.	436,500	915,027
#*Carso Infraestructura y Construccion S.A.B. de C.V.	1,788,370	1,157,259
*Cementos de Mexico S.A.B de C.V. Series B	178,073	168,076
#*Cemex S.A.B. de C.V. Sponsored ADR	1,460,470	13,830,651
#*Cia Minera Autlan S.A.B. de C.V.	121,600	341,915
Coca-Cola Femsa S.A.B. de C.V. Series L	40,000	317,369
#Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	40,360	3,195,705
#*Compartamos S.A.B. de C.V.	1,439,680	2,907,605
#Consorcio ARA S.A.B. de C.V.	1,953,300	1,235,002
#*Controladora Comercial Mexicana S.A.B. de C.V. Series B	793,200	999,755
*Corporacion GEO S.A.B. de C.V. Series B	1,015,200	3,475,497
*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	222,600	109,181
Corporacion Moctezuma S.A.B. de C.V.	226,900	536,809
#*Desarrolladora Homex S.A.B. de C.V.	326,400	1,660,117

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MEXICO — (Continued)
#*Desarrolladora Homex S.A.B. de C.V. ADR	20,182	$615,349
*Dine S.A.B. de C.V.	7,300	3,698
El Puerto de Liverpool S.A.B. de C.V.	150,100	1,039,354
#Embotelladora Arca S.A.B. de C.V.	993,929	5,309,257
#*Empresas ICA S.A.B. de C.V.	292,950	742,578
*Empresas ICA S.A.B. de C.V. Sponsored ADR	204,099	2,069,564
#Financiera Independencia S.A.B de C.V.	210,200	227,683
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	302,933	16,076,654
#*Genomma Lab Internacional S.A.B. de C.V.	405,800	1,028,633
#*Gruma S.A.B. de C.V. ADR	6,300	54,306
#*Gruma S.A.B. de C.V. Series B	727,762	1,583,787
#Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	427,500	812,994
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	106,171	4,156,595
Grupo Aeroportuario del Sureste S.A.B. de C.V.	450,200	2,349,531
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	17,200	899,216
Grupo Carso S.A.B. de C.V. Series A-1	1,010,100	2,892,661
*Grupo Cementos de Chihuahua S.A.B. de C.V.	211,154	852,901
#Grupo Continental S.A.B. de C.V.	573,780	1,974,246
#Grupo Elektra S.A. de C.V.	90,576	3,779,986
*Grupo Famsa S.A.B. de C.V.	63,912	114,326
#Grupo Financiero Banorte S.A.B. de C.V.	2,596,307	11,557,215
#Grupo Financiero Inbursa S.A.B. de C.V. Series O	1,091,914	4,770,542
Grupo Gigante S.A.B. de C.V. Series B	41,000	82,128
Grupo Herdez S.A.B. de C.V.	415,614	760,240
Grupo Industrial Bimbo S.A.B. de C.V. Series A	454,600	3,861,346
Grupo Industrial Maseca S.A.B. de C.V. Series B	44,200	46,546
*Grupo Industrial Saltillo S.A.B. de C.V.	58,600	78,497
Grupo Kuo S.A.B. de C.V. Series B	191,500	340,978
*Grupo Mexicano de Desarrollo S.A.B. de C.V.	13,000	11,188
Grupo Mexico S.A.B. de C.V. Series B	5,000,219	19,632,382
#Grupo Modelo S.A.B. de C.V. Series C	627,800	3,859,643
#*Grupo Simec S.A. de C.V.	231,900	637,529
*Grupo Televisa S.A. de C.V.	191,500	920,640
*Grupo Televisa S.A. de C.V. Sponsored ADR	356,510	8,577,631
*Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.	1,340,987	1,912,379
Industrias Bachoco S.A.B. de C.V. Series B	12,300	25,936
Industrias Bachoco S.A.B. de C.V. Sponsored ADR	2,500	62,875
#*Industrias CH S.A.B. de C.V. Series B	461,160	1,805,713
#Industrias Penoles S.A.B. de C.V.	118,815	3,956,909
#*Inmuebles Carso S.A.B. de C.V.	1,010,100	1,074,132
#Kimberly Clark de Mexico S.A.B. de C.V. Series A	524,100	2,897,218
#*Megacable Holdings S.A.B. de C.V.	151,400	368,297
#Mexichem S.A.B. de C.V.	1,582,379	5,659,832
#*Minera Frisco S.A.B. de C.V.	1,010,100	4,333,996
#Organizacion Soriana S.A.B. de C.V. Series B	2,021,500	6,380,615
#*Promotora y Operadora de Infraestructura S.A. de C.V.	258,580	889,928
Qualitas Compania de Seguros S.A. de C.V.	61,560	56,176
#*Sare Holding S.A.B. de C.V.	427,800	123,075
Telefonos de Mexico S.A.B. de C.V. Series L	105,800	91,662
#Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	219,525	3,799,978
#TV Azteca S.A.B. de C.V.	2,549,180	1,689,507
#*Urbi Desarrollos Urbanos S.A.B. de C.V.	1,023,200	2,476,395
#*Vitro S.A.B. de C.V.	193,764	209,241
#Wal-Mart de Mexico S.A.B. de C.V. Series V	3,023,778	8,410,046

TOTAL MEXICO		217,971,869

PERU — (0.2%)
Cia de Minas Buenaventura S.A. ADR	88,700	3,636,700
*Credicorp, Ltd.	51,583	5,378,044

TOTAL PERU		9,014,744

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
PHILIPPINES — (0.8%)
A. Soriano Corp.	818,000	$57,290
Aboitiz Equity Ventures, Inc.	3,332,700	2,773,462
Aboitiz Power Corp.	2,447,300	1,540,735
*Atlas Consolidated Mining & Development Corp.	741,500	263,651
Ayala Corp. Series A	356,643	2,742,875
Ayala Land, Inc.	4,287,220	1,430,675
Banco de Oro Unibank, Inc.	1,499,830	1,724,530
Bank of the Philippine Islands	1,628,473	1,896,939
*Belle Corp.	4,248,000	549,954
China Banking Corp.	24,868	241,514
*Cyber Bay Corp.	3,095,000	80,776
*Digital Telecommunications Phils., Inc.	4,100,000	129,761
DMCI Holdings, Inc.	1,962,100	1,504,537
*Empire East Land Holdings, Inc.	4,900,000	67,899
Energy Development Corp.	9,520,500	1,248,871
Filinvest Development Corp.	863,000	90,031
Filinvest Land, Inc.	25,289,687	619,223
*First Gen Corp.	2,156,500	561,570
First Philippines Holdings Corp.	542,100	760,847
Globe Telecom, Inc.	48,640	848,410
International Container Terminal Services, Inc.	1,553,800	1,495,129
*JG Summit Holdings, Inc.	35,500	15,281
Jollibee Foods Corp.	554,915	942,753
*Lepanto Consolidated Mining Co. Series B	11,392,204	119,313
*Lopez Holdings Corp.	4,725,000	523,089
Manila Electric Co.	250,830	1,220,799
Manila Water Co, Inc.	1,468,400	603,747
Megaworld Corp.	22,738,600	1,084,681
Metro Bank & Trust Co.	1,762,542	2,589,287
*Metro Pacific Corp. Series A	225,000	10,567
*Pepsi-Cola Products Philippines, Inc.	2,267,000	110,256
Philex Mining Corp.	770,250	265,480
Philippine Long Distance Telephone Co.	9,640	535,028
Philippine Long Distance Telephone Co. Sponsored ADR	38,300	2,133,310
*Philippine National Bank	605,900	679,190
PhilWeb Corp.	355,100	132,195
Rizal Commercial Banking Corp.	562,319	352,681
Robinson’s Land Corp. Series B	3,489,300	1,112,113
*San Miguel Corp.	316,570	1,208,354
Security Bank Corp.	260,400	504,206
Semirara Mining Corp.	216,720	975,314
Shang Properties, Inc.	174,286	6,762
SM Development Corp.	3,000,213	536,252
*SM Investments Corp.	178,030	1,892,538
SM Prime Holdings, Inc.	726	170
*Southeast Asia Cement Holdings, Inc.	1,739,000	68,710
Union Bank of Philippines	388,700	518,934
Universal Robina Corp.	1,982,600	1,566,275
Vista Land & Lifescapes, Inc.	8,072,000	497,853

TOTAL PHILIPPINES		40,833,817

POLAND — (1.5%)
Agora SA	117,268	980,355
*Amica Wronki SA	573	9,537
*AmRest Holdings SA	15,729	454,206
Apator SA	24,049	163,759
Asseco Poland SA	108,188	1,994,965
*ATM SA	23,413	102,959
Bank Handlowy w Warszawie SA	63,156	2,096,373
*Bank Millennium SA	860,567	1,494,298
Bank Pekao SA	80,129	4,771,996

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
POLAND — (Continued)
*Bank Przemyslowo Handlowy BPH SA	16,918	$416,238
Bank Zackodni WBK SA	28,253	2,151,170
*Barlinek SA	72,057	101,121
*Bioton SA	7,011,238	341,080
*BOMI SA	23,002	66,416
*Boryszew SA	1,165,599	807,107
*BRE Bank SA	20,592	2,179,694
Budimex SA	16,560	570,510
*Cersanit-Krasnystaw SA	199,753	779,396
*Ciech SA	22,131	185,084
*ComArch SA	1,350	42,369
Cyfrowy Polsat SA	29,665	163,544
Debica SA	7,882	170,157
Decora SA	5,510	37,875
Dom Development SA	9,946	163,082
*Dom Maklerski IDM SA	256,651	257,488
*Echo Investment SA	655,616	1,011,234
Elektrobudowa SA	2,716	152,522
*Elstar Oils SA	31,097	55,571
Emperia Holding SA	19,318	721,047
*Energomontaz Poludnie SA	44,398	58,713
Eurocash SA	84,800	936,592
Fabryki Mebli Forte SA	20,079	86,698
*Famur SA	3,000	3,240
*Farmacol SA	34,487	450,602
*Ferrum SA	3,879	20,078
*Gant Development SA	28,309	162,890
*Getin Holdings SA	549,924	2,388,017
Grupa Kety SA	19,284	851,556
*Grupa Lotos SA	147,597	2,118,311
*Hydrobudowa Polska SA	128,578	116,471
*Impexmetal SA	174,925	277,247
*ING Bank Slaski SA	2,268	673,428
*Inter Cars SA	900	22,543
*JW Construction Holding SA	17,155	83,326
*Kernel Holding SA	35,677	1,004,787
KGHM Polska Miedz SA	192,817	11,285,144
*Koelner SA	14,359	67,680
*Kredyt Bank SA	88,369	471,326
*LC Corp. SA	467,283	245,164
LPP SA	738	520,455
*MCI Management SA	60,068	174,100
*Mercor SA	2,734	18,702
*MNI SA	124,038	148,909
*Mondi Packaging Paper Swiecie SA	18,425	501,529
*Mostostal Siedlce SA	914,776	1,227,935
Mostostal Warszawa SA	10,158	176,414
*Mostostal Zabrze Holding SA	134,151	127,547
*Multimedia Polska SA	94,331	312,656
*Netia Holdings SA	439,812	807,860
NFI Empik Media & Fashion SA	31,435	197,833
NG2 SA	19,820	442,339
*Noble Bank SA	63,606	133,162
*Orbis SA	55,651	700,563
PBG SA	13,736	976,425
*Pekaes SA	15,818	49,476
*Pfleiderer Grajewo SA	55,729	286,157
*Polish Energy Partners SA	20,416	230,468
Polnord SA	17,218	190,464
*Polska Grupa Farmaceutyczna SA	16,006	310,093
*Polski Koncern Miesny Duda SA	242,711	141,183

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
POLAND — (Continued)
*Polski Koncern Naftowy Orlen SA	643,094	$10,677,611
Polskie Gornictwo Naftowe I Gazownictwo SA	1,097,936	1,389,689
Powszechna Kasa Oszczednosci Bank Polski SA	407,441	5,838,682
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	60,990	412,584
Raciborska Fabryka Kotlow SA	61,088	246,809
Sniezka SA	9,541	140,480
*Stalexport SA	209,801	99,349
Stalprodukt SA	2,891	309,771
*Stalprofil SA	1,188	10,231
*Sygnity SA	34,008	229,820
*Synthos SA	1,401,209	1,933,828
Telekomunikacja Polska SA	554,308	3,244,467
*Trakcja Polska SA	25,000	32,379
TVN SA	155,325	900,437
*Vistula Group SA	81,530	64,410
Zaklady Azotowe Pulawy SA	14,551	562,998
*Zaklady Azotowe w Tarnowie-Moscicach SA	24,709	303,823
*Zaklady Chemiczne Police SA	26,251	86,873
Zaklady Tluszcowe Kruszwica SA	5,218	123,633
Zelmer SA	9,605	133,409

TOTAL POLAND		78,180,519

RUSSIA — (3.6%)
*Comstar United Telesystems OJSC GDR	23,463	152,024
*Evraz Group SA GDR	146,895	5,822,634
*Federal Hydrogenerating Co. ADR	1,401,222	6,957,956
Gazprom OAO Sponsored ADR	2,814,175	74,527,377
Gazpromneft JSC Sponsored ADR	90,891	2,003,358
*Globaltrans Investment P.L.C. Sponsored GDR	60,368	999,563
*Integra Group Holdings GDR	126,920	474,527
Lukoil OAO Sponsored ADR	502,859	30,814,326
Magnitogorsk Iron & Steel Works Sponsored GDR	149,732	2,191,488
MMC Norilsk Nickel JSC ADR	479,301	12,153,122
Novolipetsk Steel OJSC GDR	98,197	4,191,909
Novorossiysk Sea Trade Port GDR	39,214	410,209
*PIK Group GDR	124,482	521,434
*Polymetal JSC GDR	76,211	1,260,449
Rosneft Oil Co. GDR	847,028	7,246,038
Severstal OAO GDR	223,480	4,042,177
#Surgutneftegas Sponsonsored ADR	646,186	7,190,970
Tatneft Sponsored ADR	111,215	3,958,055
*TMK OAO GDR	68,486	1,377,950
Uralkali Sponsored GDR	152,155	5,762,584
VimpelCom, Ltd. Sponsored ADR	309,211	4,279,480
VTB Bank OJSC GDR	714,772	5,113,780
*X5 Retail Group NV GDR	77,770	3,303,380

TOTAL RUSSIA		184,754,790

SOUTH AFRICA — (7.1%)
ABSA Group, Ltd.	502,633	9,319,874
Adcock Ingram Holdings, Ltd.	277,589	2,180,248
Adcorp Holdings, Ltd.	167,513	637,275
Advtech, Ltd.	536,007	425,808
Aeci, Ltd.	260,854	2,878,144
Afgri, Ltd.	1,067,859	1,052,420
African Bank Investments, Ltd.	1,324,541	6,736,200
African Oxygen, Ltd.	294,551	838,310
African Rainbow Minerals, Ltd.	187,751	5,502,147
Allied Electronics Corp., Ltd.	103,490	395,601
Allied Technologies, Ltd.	77,718	692,620
*Anglo American Platinum Corp., Ltd.	32,919	3,243,147

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
AngloGold Ashanti, Ltd.	6,997	$302,359
#AngloGold Ashanti, Ltd. Sponsored ADR	155,947	6,711,959
ArcelorMittal South Africa, Ltd.	276,571	3,160,111
*Argent Industrial, Ltd.	135,199	174,247
Aspen Pharmacare Holdings, Ltd.	330,822	3,954,975
Astral Foods, Ltd.	82,268	1,455,597
Aveng, Ltd.	780,699	4,132,441
AVI, Ltd.	843,330	3,423,816
Avusa, Ltd.	136,068	423,807
Barloworld, Ltd.	465,646	4,464,762
Basil Read Holdings, Ltd.	2,096	3,212
*Bell Equipment, Ltd.	121,325	201,349
Bidvest Group, Ltd.	293,310	6,240,626
Blue Label Telecoms, Ltd.	585,152	517,435
Brait SA	63,095	201,049
Business Connexion Group, Ltd.	56,871	49,087
#Capitec Bank Holdings, Ltd.	58,728	1,254,167
Cashbuild, Ltd.	34,379	434,377
Caxton & CTP Publishers & Printers, Ltd.	348,066	727,780
Ceramic Industries, Ltd.	9,393	191,872
Cipla Medpro South Africa, Ltd.	617,060	611,814
City Lodge Hotels, Ltd.	59,096	583,134
Clicks Group, Ltd.	473,371	2,656,005
Coronation Fund Managers, Ltd.	52,384	127,283
Data Tec, Ltd.	419,735	2,052,545
Datacentrix Holdings, Ltd.	81,947	59,673
Delta EMD, Ltd.	28,740	38,192
Discovery Holdings, Ltd.	436,975	2,290,773
Distell Group, Ltd.	96,572	1,005,345
*Distribution & Warehousing Network, Ltd.	148,918	175,011
Dorbyl, Ltd.	16,666	6,506
Durban Roodeport Deep, Ltd.	897,668	409,256
ElementOne, Ltd.	90,000	147,084
*EOH Holdings, Ltd.	27,314	63,697
*Eqstra Holdings, Ltd.	225,026	211,366
*Evraz Highveld Steel & Vanadium, Ltd.	32,120	394,510
Exxaro Resources, Ltd.	205,983	4,119,483
Famous Brands, Ltd.	63,448	333,760
FirstRand, Ltd.	2,892,540	7,859,082
Foschini Group, Ltd. (The)	352,444	3,941,511
Freeworld Coatings, Ltd.	267,450	424,340
Gijima Group, Ltd.	1,040,416	105,452
Gold Fields, Ltd.	64,532	1,022,107
#Gold Fields, Ltd. Sponsored ADR	1,017,315	16,144,789
Gold Reef Resorts, Ltd.	238,622	605,974
Grindrod, Ltd.	826,444	1,867,157
#Group Five, Ltd.	211,890	945,096
Harmony Gold Mining Co., Ltd.	159,622	1,721,458
#Harmony Gold Mining Co., Ltd. Sponsored ADR	710,909	7,756,017
Hudaco Industries, Ltd.	67,530	798,536
*Hulamin, Ltd.	176,191	208,508
Iliad Africa, Ltd.	307,946	333,383
Illovo Sugar, Ltd.	371,196	1,373,619
Impala Platinum Holdings, Ltd.	418,209	11,906,598
Imperial Holdings, Ltd.	393,125	6,040,608
Investec, Ltd.	382,723	2,874,909
JD Group, Ltd.	446,058	3,262,006
JSE, Ltd.	176,712	1,967,748
Kap International Holdings, Ltd.	308,543	102,287
Kumba Iron Ore, Ltd.	49,041	3,080,405
Lewis Group, Ltd.	281,198	2,819,609

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Liberty Holdings, Ltd.	197,417	$1,978,863
Life Healthcare Group Holdings, Ltd.	210,971	431,472
Massmart Holdings, Ltd.	196,552	3,924,656
Medi-Clinic Corp., Ltd.	706,433	2,847,938
Merafe Resources, Ltd.	3,359,356	704,826
Metair Investments, Ltd.	257,122	445,977
*Metorex, Ltd.	574,555	440,045
*MMI Holdings, Ltd.	2,004,809	4,565,793
Mondi, Ltd.	341,517	2,698,283
Mr. Price Group, Ltd.	311,970	2,471,302
MTN Group, Ltd.	1,101,689	19,287,754
Murray & Roberts Holdings, Ltd.	349,513	1,532,677
*Mvelaphanda Group, Ltd.	630,642	278,882
*Mvelaserve, Ltd.	157,875	278,871
Nampak, Ltd.	1,385,311	4,417,587
Naspers, Ltd. Series N	378,717	19,742,711
Nedbank Group, Ltd.	354,952	6,293,210
Network Healthcare Holdings, Ltd.	1,371,225	2,756,147
#Northam Platinum, Ltd.	231,381	1,372,256
Nu-World Holdings, Ltd.	23,372	89,457
Oceana Group, Ltd.	75,475	387,042
*Omnia Holdings, Ltd.	118,747	1,219,609
Palabora Mining Co., Ltd.	46,214	801,093
Peregrine Holdings, Ltd.	490,055	756,755
Petmin, Ltd.	569	232
Pick’n Pay Stores, Ltd.	226,244	1,375,286
*Pioneer Foods, Ltd.	29,988	229,376
Pretoria Portland Cement Co., Ltd.	655,777	2,844,838
PSG Group, Ltd.	215,118	1,145,564
Rainbow Chicken, Ltd.	55,781	128,228
Raubex Group, Ltd.	191,541	590,442
Reunert, Ltd.	296,995	2,647,048
Sanlam, Ltd.	3,530,404	13,365,238
Santam, Ltd.	81,470	1,418,616
*Sappi, Ltd.	593,752	2,986,802
*Sappi, Ltd. Sponsored ADR	399,244	2,044,129
Sasol, Ltd.	1,232	59,833
Sasol, Ltd. Sponsored ADR	502,813	24,552,359
SecureData Holdings, Ltd.	201,602	26,919
*Sentula Mining, Ltd.	666,818	247,496
Shoprite Holdings, Ltd.	431,604	5,364,852
*Simmer & Jack Mines, Ltd.	1,406,964	182,354
Spar Group, Ltd. (The)	225,440	2,851,647
Spur Corp., Ltd.	214,190	416,521
Standard Bank Group, Ltd.	1,234,704	18,099,171
Steinhoff International Holdings, Ltd.	2,793,228	9,070,261
Sun International, Ltd.	141,845	2,039,694
*Super Group, Ltd.	3,100,566	324,813
Telkom South Africa, Ltd.	455,004	2,228,137
Telkom South Africa, Ltd. Sponsored ADR	24,334	479,380
Tiger Brands, Ltd.	174,985	4,527,065
Tongaat-Hulett, Ltd.	190,964	2,810,684
*Trans Hex Group, Ltd.	55,148	17,860
Trencor, Ltd.	292,978	1,464,624
Truworths International, Ltd.	429,292	3,797,950
UCS Group, Ltd.	175,071	56,125
Value Group, Ltd.	95,008	50,163
Vodacom Group, Ltd.	239,680	2,335,736
*Wesizwe Platinum, Ltd.	453,480	150,485
Wilson Bayly Holme-Ovcon, Ltd.	78,507	1,337,348
Woolworths Holdings, Ltd.	1,324,745	4,338,842

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Zeder Investments, Ltd.	18,442	$6,712

TOTAL SOUTH AFRICA		359,709,494

SOUTH KOREA — (12.9%)
*Aekyung Petrochemical Co., Ltd.	6,750	222,159
*Amorepacific Corp.	2,742	2,662,583
*Artone Paper Manufacturing Co., Ltd.	1,875	5,073
#*Asia Cement Manufacturing Co., Ltd.	5,116	207,451
*Asia Paper Manufacturing Co., Ltd.	3,740	36,367
*Asiana Airlines, Inc.	177,100	1,788,375
#*AUK Corp.	11,720	51,141
#*Basic House Co., Ltd. (The)	23,330	400,285
*Bing Grae Co., Ltd.	10,706	526,580
#*BNG Steel Co., Ltd.	14,220	168,733
Boo Kook Securities Co., Ltd.	4,620	72,854
*Boryung Pharmaceutical Co., Ltd.	8,848	246,324
#*Bu Kwang Pharmaceutical Co., Ltd.	21,328	245,791
Busan Bank	326,050	3,946,639
*BYC Co., Ltd.	190	26,792
*Byuck San Corp.	2,700	47,072
*Byuck San Engineering & Construction Co., Ltd.	10,240	16,611
#*Capro Corp.	28,740	648,985
#*Charm Engineering Co., Ltd.	23,100	59,879
Cheil Industrial, Inc.	54,880	5,892,986
Cheil Worldwide, Inc.	97,100	1,231,898
#*Chin Hung International, Inc.	826,573	336,671
*Cho Kwang Leather Co., Ltd.	6,000	72,676
*Choil Aluminum Manufacturing Co., Ltd.	3,320	32,471
#*Chong Kun Dang Pharmaceutical Corp.	18,674	405,739
*Choongwae Holdings Co., Ltd.	6,396	13,944
#*Choongwae Pharma Corp.	11,158	141,265
*Chosun Refractories Co., Ltd.	1,980	104,871
#CJ CGV Co., Ltd.	18,250	418,882
CJ Cheiljedang Corp.	15,721	2,705,634
#CJ Corp.	31,190	2,102,708
*CJ Seafood Corp.	28,110	86,024
*Cosmochemical Co., Ltd.	4,900	28,500
*Crown Confectionery Co., Ltd.	1,104	124,507
*Dae Dong Industrial Co., Ltd.	25,530	116,472
*Dae Han Flour Mills Co., Ltd.	1,922	291,630
*Dae Won Kang Up Co., Ltd.	69,330	283,261
*Daechang Co., Ltd.	105,520	169,477
*Daeduck Electronics Co., Ltd.	58,220	408,681
*Daeduck Industries Co., Ltd.	36,460	275,071
*Daegu Bank, Ltd.	251,057	3,481,655
Daegu Department Store Co., Ltd.	11,070	125,543
*Daehan City Gas Co., Ltd.	4,970	129,958
*Daehan Pulp Co., Ltd.	470	2,031
#*Daehan Steel Co., Ltd.	22,440	214,452
Daehan Synthetic Fiber Co., Ltd.	1,234	101,115
#*Dae-Il Corp.	22,650	162,019
Daekyo Co., Ltd.	66,110	359,235
#*Daekyung Machinery & Engineering Co., Ltd.	17,740	50,905
#*Daelim Industrial Co., Ltd.	52,705	5,869,096
*Daelim Trading Co., Ltd.	3,405	12,620
#*Daesang Corp.	36,437	240,226
*Daesang Holdings Co., Ltd.	41,530	110,394
#*Daesung Holdings Co., Ltd.	16,640	223,330
#*Daesung Industrial Co., Ltd. (6249614)	1,414	112,266
*Daesung Industrial Co., Ltd. (B445C80)	1,640	63,062
#*Daewon Pharmaceutical Co., Ltd.	12,090	73,338

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Daewoo Engineering & Construction Co., Ltd.	215,825	$2,662,224
#Daewoo International Corp.	46,397	1,576,009
Daewoo Securities Co., Ltd.	186,710	4,388,366
*Daewoo Shipbuilding & Marine Engineering Co., Ltd.	139,430	5,098,008
Daewoong Co., Ltd.	2,750	42,502
#Daewoong Pharmaceutical Co., Ltd.	7,626	287,448
*Dahaam E-Tec Co., Ltd.	1,420	32,946
Daishin Securities Co., Ltd.	82,910	1,188,335
*Daiyang Metal Co., Ltd.	1	1
#*Daou Technology, Inc.	49,520	413,874
*DCM Corp	6,580	72,318
*Digital Power Communications Co., Ltd.	30,360	45,928
*Dong Ah Tire Industrial Co., Ltd.	13,260	100,643
#Dong IL Rubber Belt Co., Ltd.	21,621	117,885
#*Dong Yang Gang Chul Co., Ltd.	49,510	238,615
#*Dong-A Pharmaceutical Co., Ltd.	11,416	1,155,184
#*Dongaone Co., Ltd.	58,090	201,843
*Dongbang Agro Co., Ltd.	8,450	51,851
#*Dongbu Corp.	15,670	125,357
#*Dongbu HiTek Co., Ltd.	42,698	423,310
*Dongbu Insurance Co., Ltd.	61,770	2,508,359
Dongbu Securities Co., Ltd.	37,101	248,906
*Dongbu Steel Co., Ltd.	41,555	365,559
*Dong-Il Corp.	1,609	92,184
*Dongil Industries Co., Ltd.	2,602	175,502
Dongkuk Steel Mill Co., Ltd.	79,920	2,566,258
*Dongwha Pharm Co., Ltd.	33,055	142,324
#*Dongwon F&B Co., Ltd.	3,000	130,347
#*Dongwon Industries Co., Ltd.	2,382	326,369
#*Dongwon Systems Corp.	139,820	194,141
*Dongyang Engineering & Construction Corp.	1,620	17,250
#Dongyang Mechatronics Corp.	43,499	516,278
#Doosan Construction & Engineering Co., Ltd.	78,740	430,573
Doosan Corp.	16,313	2,437,902
Doosan Heavy Industries & Construction Co., Ltd.	17,522	1,234,550
#*Doosan Infracore Co., Ltd.	71,640	1,917,796
#*DuzonBIzon Co., Ltd.	19,250	236,089
#E1 Corp.	4,869	224,978
*Eagon Industrial Co., Ltd.	7,180	47,477
#*Eugene Investment & Securities Co., Ltd.	904,647	606,898
*F&F Co., Ltd.	6,240	33,025
*FCB Twelve Co., Ltd.	790	48,653
#*Firstech Co., Ltd.	58,476	138,827
#*Foosung Co., Ltd.	46,453	190,464
*Fursys, Inc.	10,506	238,973
Gaon Cable Co., Ltd.	3,692	71,480
*GIIR, Inc.	13,310	123,623
#*Global & Yuasa Battery Co., Ltd.	13,750	442,323
*Glovis Co., Ltd.	8,683	1,210,832
Golden Bridge Investment & Securities Co., Ltd.	54,510	88,580
#*Green Cross Corp.	4,487	501,226
*Green Cross Holdings Corp.	4,458	513,617
*Green Non-Life Insurance Co., Ltd.	12,735	50,957
*GS Engineering & Construction Corp.	54,136	5,752,276
GS Global Corp.	10,266	140,016
*GS Holdings Corp.	91,542	6,824,883
Gwangju Shinsegae Co., Ltd.	1,256	203,535
*Halla Climate Control Corp.	58,300	923,510
#*Halla Engineering & Construction Corp.	24,154	464,651
*Han Kuk Carbon Co., Ltd.	34,260	163,717
Han Yang Securities Co., Ltd.	15,770	129,784

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Hana Financial Group, Inc.	297,192	$11,812,035
#*Hanall Biopharma Co., Ltd.	23,700	170,114
Handok Pharmaceuticals Co., Ltd.	2,270	27,670
#*Handsome Corp.	30,514	520,503
#*Hanil Cement Manufacturing Co., Ltd.	9,123	458,291
*Hanil Construction Co., Ltd.	3,517	14,124
#*Hanil E-Wha Co., Ltd.	38,970	217,306
#*Hanjin Heavy Industries & Construction Co., Ltd.	67,630	2,321,199
*Hanjin Heavy Industries & Construction Holdings Co., Ltd.	23,495	311,185
Hanjin Shipping Co., Ltd.	76,474	2,532,158
Hanjin Shipping Holdings Co., Ltd.	23,654	348,082
*Hanjin Transportation Co., Ltd.	14,230	424,278
#*Hankook Cosmetics Co., Ltd.	12,893	34,454
*Hankook Cosmetics Manufacturing Co., Ltd.	3,636	20,377
#Hankook Shell Oil Co., Ltd.	1,135	224,672
#Hankook Tire Manufacturing Co., Ltd.	105,620	2,613,528
*Hankuk Glass Industries, Inc.	3,770	100,878
*Hankuk Paper Manufacturing Co., Ltd.	5,240	119,513
#*Hanmi Pharm Co., Ltd. (6146083)	3,080	91,773
#*Hanmi Pharm Co., Ltd. (B613DJ9)	5,303	352,981
#Hanmi Semiconductor Co., Ltd.	16,270	114,061
#*Hansae Co., Ltd.	12,022	63,315
*Hansae Yes24 Holdings Co., Ltd.	4,007	10,899
*Hanshin Construction Co., Ltd.	4,960	43,840
*Hansol Chemical Co., Ltd.	11,270	166,388
#*Hansol CSN Co., Ltd.	60,440	107,883
#*Hansol HomeDeco Co., Ltd.	56,180	63,712
*Hansol LCD, Inc.	9,740	513,053
#*Hansol Paper Co., Ltd.	67,510	578,948
#*Hanssem Co., Ltd.	19,200	246,945
*Hanwha Chemical Corp.	156,002	5,648,005
*Hanwha Corp.	58,230	2,976,607
*Hanwha General Insurance Co., Ltd.	40,484	346,608
Hanwha Securities Co., Ltd.	106,281	823,378
*Hanwha Timeworld Co., Ltd.	4,440	80,300
#*Heung-A Shipping Co., Ltd.	82,578	86,362
*HeungKuk Fire & Marine Insurance Co., Ltd.	21,329	108,137
#*Hite Brewery Co., Ltd.	11,319	1,131,559
#*Hite Holdings Co., Ltd.	16,744	257,069
*HMC Investment Securities Co., Ltd.	31,180	712,138
*Honam Petrochemical Corp.	21,560	6,981,268
#Hotel Shilla Co., Ltd.	57,750	1,465,304
*HS R&A Co., Ltd.	6,900	139,300
Huchems Fine Chemical Corp.	23,745	414,107
*Husteel Co., Ltd.	8,380	134,716
*Hwa Sung Industrial Co., Ltd.	2,500	10,277
*Hwacheon Machine Tool Co., Ltd.	2,040	65,500
#*Hwashin Co., Ltd.	32,270	376,208
#*Hynix Semiconductor, Inc.	404,721	10,735,524
*Hyosung T & C Co., Ltd.	37,389	3,073,250
*Hyundai Cement Co., Ltd.	6,730	42,249
#*Hyundai Corp.	9,130	234,645
*Hyundai Department Store Co., Ltd.	25,146	2,945,440
#*Hyundai Development Co.	121,809	4,069,510
#*Hyundai DSF Co., Ltd.	9,450	89,908
#*Hyundai Elevator Co., Ltd.	5,529	524,703
*Hyundai Engineering & Construction Co., Ltd.	59,886	4,654,587
#*Hyundai Engineering Plastics Co., Ltd.	30,770	127,662
#*Hyundai Greenfood Co., Ltd.	84,300	787,734
Hyundai Heavy Industries Co., Ltd.	18,213	7,904,108
*Hyundai Hysco	58,630	1,374,840

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Hyundai Marine & Fire Insurance Co., Ltd.	84,050	$2,205,914
*Hyundai Merchant Marine Co., Ltd.	87,080	2,616,628
#Hyundai Mipo Dockyard Co., Ltd.	20,825	3,831,804
*Hyundai Mobis	38,601	8,921,937
Hyundai Motor Co., Ltd.	130,442	20,887,176
Hyundai Securities Co.	257,613	3,274,995
*Hyundai Steel Co.	86,419	10,757,328
Il Dong Pharmaceutical Co., Ltd.	5,094	178,235
*Il Yang Pharmaceutical Co., Ltd.	8,983	201,356
#*Iljin Diamond Co., Ltd.	10,660	84,966
#*Iljin Display Co., Ltd.	18,630	186,912
#*Iljin Electric Co., Ltd.	32,684	290,730
#*Iljin Holdings Co., Ltd.	28,743	104,919
#Ilshin Spinning Co., Ltd.	1,582	142,014
#*Ilsung Pharmaceutical Co., Ltd.	2,088	150,771
*Incheon City Gas Co., Ltd.	10	194
*Industrial Bank of Korea, Ltd.	252,510	3,837,024
*InziControls Co., Ltd.	4,010	19,356
IS Dongseo Co., Ltd.	18,060	306,971
#*ISU Chemical Co., Ltd.	15,650	299,796
*IsuPetasys Co., Ltd.	49,460	168,837
*Jahwa Electronics Co., Ltd.	17,750	84,600
*Jeil Pharmaceutical Co.	15,510	155,036
*Jeil Savings Bank	3,200	11,993
*Jeonbuk Bank, Ltd.	77,687	465,523
*Jinheung Savings Bank	14,257	40,366
#*K.C. Tech Co., Ltd.	32,075	197,833
#*Kangwon Land, Inc.	86,890	2,016,751
*KB Financial Group, Inc.	11,530	594,996
#*KB Financial Group, Inc. ADR	273,058	14,218,130
KCC Corp.	8,659	2,639,828
*KCO Energy, Inc.	70,315	314
#*Keangnam Enterprises, Ltd.	16,335	154,647
*KEC Corp.	26,663	28,048
#*KEPCO Plant Service & Engineering Co., Ltd.	8,800	405,121
*Keyang Electric Machinery Co., Ltd.	34,480	77,597
#KG Chemical Corp.	14,330	118,806
Kia Motors Corp.	230,180	11,277,330
#*KIC, Ltd.	18,990	71,655
#*KISCO Corp.	6,158	194,719
#*Kishin Corp.	30,670	147,565
*KISWIRE, Ltd.	11,440	371,736
*KIWOOM Securities Co., Ltd.	19,208	1,061,237
#*Kolon Engineering & Construction Co., Ltd.	32,040	138,852
#*Kolon Industries, Inc. (6496539)	6,815	185,961
*Kolon Industries, Inc. (B5TVWD5)	17,305	1,077,050
Korea Cast Iron Pipe Co., Ltd.	21,010	71,199
#*Korea Circuit Co., Ltd.	17,940	113,511
*Korea Cottrell Co., Ltd.	37,344	119,585
*Korea Development Co., Ltd.	18,560	88,071
Korea Development Leasing Corp.	5,835	110,921
*Korea Electric Power Corp.	34,920	885,034
#*Korea Electric Power Corp. Sponsored ADR	243,031	3,093,785
Korea Electric Terminal Co., Ltd.	8,640	150,223
Korea Exchange Bank	460,389	4,323,214
#*Korea Express Co., Ltd.	22,962	2,270,828
#*Korea Flange Co., Ltd.	5,060	74,991
*Korea Gas Corp.	28,408	1,062,332
Korea Investment Holdings Co., Ltd.	85,160	3,849,032
*Korea Iron & Steel Co., Ltd.	2,565	103,061
#Korea Kolmar Co., Ltd.	30,063	194,554

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#*Korea Komho Petrochemical Co., Ltd.	16,670	$2,163,185
#*Korea Line Corp.	25,859	581,153
*Korea Petrochemical Industrial Co., Ltd.	3,788	384,022
Korea Reinsurance Co., Ltd.	108,978	1,190,193
*Korea Savings Bank	2,438	16,200
*Korea United Pharm, Inc.	9,490	55,060
#*Korea Zinc Co., Ltd.	11,973	3,189,635
Korean Air Co., Ltd.	49,156	3,195,067
*Korean Air Terminal Service Co., Ltd.	3,730	166,392
#*KP Chemical Corp.	58,180	1,488,820
KPX Chemical Co., Ltd.	3,034	153,969
#*KPX Fine Chemical Co., Ltd.	2,462	107,088
KPX Holdings Corp.	1,163	58,757
KT Corp.	19,320	721,314
#*KT Corp. Sponsored ADR	140,282	2,760,750
KT&G Corp.	122,539	6,467,568
*KTB Securities Co., Ltd.	97,070	431,202
#*Kukdo Chemical Co., Ltd.	6,850	348,899
#*Kumho Electric Co., Ltd.	6,538	225,146
#*Kumho Industrial Co., Ltd.	9,921	149,557
Kumho Investment Bank	106,630	79,782
*Kumho Tire Co., Inc.	20,592	264,291
*Kumkang Industrial Co., Ltd.	1,800	18,152
*Kunsul Chemical Industrial Co., Ltd.	6,880	95,133
#*Kwang Dong Pharmaceutical Co., Ltd.	70,470	193,064
#*Kyeryong Construction Industrial Co., Ltd.	9,350	148,827
Kyobo Securities Co., Ltd.	33,620	256,085
#Kyung Nong Corp.	9,330	31,450
*Kyungbang Co., Ltd.	1,108	119,809
*Kyungdong City Gas Co., Ltd.	3,640	137,602
#*Kyung-In Synthetic Corp.	46,830	125,930
*Kyungnam Energy Co., Ltd.	8,290	22,190
LG Chemical, Ltd.	28,574	10,752,473
#*LG Corp.	92,998	7,081,514
*LG Display Co., Ltd.	119,380	4,059,650
*LG Display Co., Ltd. ADR	354,861	6,014,894
#LG Electronics, Inc.	83,107	8,690,248
#*LG Fashion Corp.	31,922	910,117
#LG Hausys, Ltd.	3,866	282,649
#LG Household & Healthcare Co., Ltd.	7,405	2,693,130
#LG Innotek Co., Ltd.	17,148	2,156,691
LG International Corp.	38,238	1,321,682
#*LG Life Sciences, Ltd.	12,883	540,852
*LG Uplus Corp.	439,020	2,566,732
LIG Insurance Co., Ltd.	60,490	1,451,923
*Livart Furniture Co., Ltd.	11,590	74,231
#*Lotte Chilsung Beverage Co., Ltd.	1,316	1,041,050
#*Lotte Confectionary Co., Ltd.	1,537	1,941,935
#*Lotte Midopa Co., Ltd.	35,500	528,818
*Lotte Non-Life Insurance Co., Ltd.	21,250	143,774
#*Lotte Sam Kang Co., Ltd.	1,410	324,872
Lotte Shopping Co., Ltd	14,877	6,023,315
*Lotte Tour Development Co., Ltd.	3,060	60,732
#*LS Corp.	21,592	1,980,669
LS Industrial Systems Co., Ltd.	16,578	1,132,228
*LS Networks Co., Ltd.	7,795	40,578
Macquarie Korea Infrastructure Fund	329,998	1,413,249
Meritz Fire Marine Insurance Co., Ltd.	167,839	1,562,070
*Meritz Securities Co., Ltd.	350,230	328,926
*Mi Chang Oil Industrial Co., Ltd.	1,303	58,995
Mirae Asset Securities Co., Ltd.	50,301	2,258,067

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Miwon Commercial Co., Ltd.	688	$76,697
*Miwon Specialty Chemical Co., Ltd.	371	43,128
Moorim P&P Co., Ltd.	16,880	210,971
#*Moorim Paper Co., Ltd.	20,860	160,743
Motonic Corp.	25,340	174,585
#*Namhae Chemical Corp.	24,380	372,125
#*Namkwang Engineering & Construction Co., Ltd.	38,745	112,709
*Namsun Aluminum Co., Ltd.	93,160	109,560
*Namyang Dairy Products Co., Ltd.	867	596,640
*Nasan Co., Ltd.	8,964	7,161
#*NCsoft Corp.	13,230	2,280,888
*Nexen Corp.	2,782	151,872
#Nexen Tire Corp.	55,140	562,516
NH Investment & Securities Co., Ltd.	49,517	435,677
*NHN Corp.	23,252	4,147,255
*NICE Holdings Co., Ltd.	1,434	82,971
*NICE Information Service Co., Ltd.	191	5,101
#*NK Co., Ltd.	14,150	157,605
Nong Shim Co., Ltd.	6,515	1,186,865
#*Nong Shim Holdings Co., Ltd.	3,429	167,813
*Noroo Holdings Co., Ltd.	7,711	41,190
*Noroo Paint Co., Ltd.	3,854	10,794
#*OCI Co., Ltd.	9,909	3,360,203
*ON*Media Corp.	96,430	438,907
#*Orientbio, Inc.	79,481	65,548
#*ORION Corp.	4,060	1,518,670
Ottogi Corp.	2,318	266,809
*Pacific Corp.	6,052	1,015,628
*Pacific Pharmaceutical Co., Ltd.	902	22,465
*Paik Kwang Industrial Co., Ltd.	1,720	61,278
Pang Rim Co., Ltd.	2,820	30,600
#*PaperCorea, Inc.	10,430	112,727
#*Poongsan Corp.	36,848	1,459,301
#*Poongsan Holdings Corp.	8,350	286,182
POSCO	5,467	2,221,317
POSCO ADR	221,822	22,656,899
#POSCO Coated & Color Steel Co., Ltd.	6,940	164,023
*Pulmuone Co., Ltd.	2,658	87,324
*Pum Yang Construction Co., Ltd.	4,931	19,671
*Pusan City Gas Co., Ltd.	11,030	196,650
#*RNL BIO Co., Ltd.	101,677	211,917
#*S&T Corp.	5,168	85,893
#*S&T Daewoo Co., Ltd.	10,670	315,723
#*S&T Dynamics Co., Ltd.	46,006	838,620
*S&T Holdings Co., Ltd.	9,617	122,376
*S&T Motors Co., Ltd.	92,850	58,440
#S1 Corp.	19,393	933,535
#*Saehan Industries, Inc.	461,500	474,155
*Saeron Automotive Corp.	17,840	80,746
#*Sajo Industries Co., Ltd.	5,440	276,878
*Sajodaerim Corp.	3,920	85,907
#*Sam Jin Pharmaceutical Co., Ltd.	22,976	213,481
#*Sam Kwang Glass Industrial Co., Ltd.	3,980	232,196
*Sam Lip General Foods Co., Ltd.	6,490	74,997
*Sam Yung Trading Co., Ltd.	4,148	19,511
#*Sambu Construction Co., Ltd.	8,217	130,538
#*Samchully Co., Ltd.	5,515	524,425
*Samho Development Co., Ltd.	16,464	36,518
*Samhwa Crown & Closure Co., Ltd.	38	729
*Samhwa Paints Industrial Co., Ltd.	10,810	39,518
*Samick Musical Instruments Co., Ltd.	22,800	24,964

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Samick THK Co., Ltd.	20,530	$121,135
Samsung Card Co., Ltd.	43,208	2,137,145
#*Samsung Climate Control Co., Ltd.	4,190	29,806
#Samsung Corp.	181,573	11,609,001
#Samsung Electro-Mechanics Co., Ltd.	35,885	4,172,909
Samsung Electronics Co., Ltd.	101,564	89,171,778
Samsung Engineering Co., Ltd.	23,236	4,103,340
#Samsung Fine Chemicals Co., Ltd.	20,904	1,527,405
Samsung Fire & Marine Insurance, Ltd.	40,578	8,393,289
Samsung Heavy Industries Co., Ltd.	112,320	4,290,005
#Samsung SDI Co., Ltd.	59,245	8,262,540
Samsung Securities Co., Ltd.	73,234	5,791,851
#Samsung Techwin Co., Ltd.	28,806	2,417,641
#*Samwha Capacitor Co., Ltd.	11,760	106,246
*Samwhan Corp.	11,150	106,135
#*Samyang Corp.	10,921	624,013
*Samyang Foods Co., Ltd.	5,650	91,486
*Samyang Genex Co., Ltd.	2,774	137,308
Samyang Tongsang Co., Ltd.	720	15,002
#*Samyoung Electronics Co., Ltd.	17,540	175,906
*SAVEZONE I&C Corp.	31,480	67,705
*SBS Media Holdings Co., Ltd.	59,440	129,069
*Seah Besteel Corp.	22,200	857,026
*SeAH Holdings Corp.	1,966	241,149
*SeAH Steel Corp.	4,101	244,951
#*Sebang Co., Ltd.	18,250	276,879
#*Sejong Industrial Co., Ltd.	23,440	270,885
*Sempio Foods Co.	4,280	67,287
*Seoul City Gas Co., Ltd.	1,161	53,488
#*Seowon Co., Ltd.	29,630	95,967
#*Serim Paper Manufacturing Co., Ltd.	14,157	36,689
*Seshin Co., Ltd.	2,000	54
#*Sewon Cellontech Co., Ltd.	36,014	138,586
*Shell-Line Co., Ltd.	8,200	64,002
*Shin Won Corp.	69,550	90,797
Shin Young Securities Co., Ltd.	8,680	287,489
#*Shinhan Engineering & Construction Co., Ltd.	4,013	24,898
*Shinhan Financial Group Co., Ltd.	98,371	4,366,695
*Shinhan Financial Group Co., Ltd. ADR	135,631	12,099,642
Shinhung Co., Ltd.	1,810	16,112
*Shinpoong Pharmaceutical Co., Ltd.	3,389	89,128
Shinsegae Co., Ltd.	12,424	6,386,042
Shinsegae Engineering & Construction Co., Ltd.	1,750	24,327
Shinsegae Information & Communication Co., Ltd.	1,683	101,255
#*Shinsung Holdings Co., Ltd.	40,665	318,743
*Shinsung Tongsang Co., Ltd.	128,050	53,015
#Silla Trading Co., Ltd.	17,134	209,545
*Sindo Ricoh Co., Ltd.	7,024	336,473
*SJM Co., Ltd.	8,135	47,664
*SJM Holdings Co., Ltd.	8,714	33,207
*SK C&C Co., Ltd.	7,415	676,274
#SK Chemicals Co., Ltd.	31,434	1,678,709
SK Co., Ltd.	48,897	7,261,341
SK Gas Co., Ltd.	5,073	179,863
SK Innovation Co., Ltd.	49,521	9,082,556
SK Networks Co., Ltd.	176,362	1,950,510
SK Telecom Co., Ltd.	5,176	760,642
#SK Telecom Co., Ltd. ADR	135,300	2,340,690
#*SKC Co., Ltd.	38,510	1,517,594
#SL Corp.	15,290	257,612
#S-Oil Corp.	40,765	4,061,492

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#*Songwon Industrial Co., Ltd.	19,940	$292,178
#*Ssangyong Cement Industrial Co., Ltd.	36,347	228,654
#*STX Corp.	43,933	1,315,183
#*STX Engine Co., Ltd.	32,110	1,001,991
#*STX Offshore & Shipbuilding Co., Ltd.	87,366	2,538,356
#*STX Pan Ocean Co., Ltd.	221,760	2,155,736
*Suheung Capsule Co., Ltd.	2,500	16,969
*Sung Bo Chemicals Co., Ltd.	1,020	21,888
#*Sung Jin Geotec Co., Ltd.	19,890	253,172
#*Sung Shin Cement Co., Ltd.	18,990	66,911
*Sungchang Enterprise Holdings, Ltd.	6,250	67,189
#*Sunjin Holdings Co., Ltd.	2,256	112,267
Sunkyong Securities Co., Ltd.	390,140	753,583
Tae Kwang Industrial Co., Ltd.	732	903,490
*Tae Kyung Industrial Co., Ltd.	28,410	114,585
#*Taeyoung Engineering & Construction	78,820	359,583
#*Tai Han Electric Wire Co., Ltd.	182,528	1,174,324
*Tai Lim Packaging Industries Co., Ltd.	66,960	86,757
*Teems, Inc.	913	71,327
*Telcoware Co., Ltd.	2,000	13,611
*Tong Yang Major Corp.	72,975	162,376
Tong Yang Securities, Inc.	162,833	1,315,270
*TS Corp.	3,625	155,313
#*Unid Co., Ltd.	5,868	311,882
Union Steel Manufacturing Co., Ltd.	9,090	194,991
#*VGX International, Inc.	25,645	35,877
*Visang Education, Inc.	4,530	37,262
*Whanin Pharmaceutical Co., Ltd.	11,140	68,027
*Woongjin Coway Co., Ltd.	50,800	1,582,969
#*Woongjin Holdings Co., Ltd.	77,220	727,654
#*Woongjin Thinkbig Co., Ltd.	16,888	272,693
*Woori Finance Holdings Co., Ltd.	423,490	5,393,553
*Woori Finance Holdings Co., Ltd. ADR	1,200	46,440
*Woori Financial Co., Ltd.	14,840	205,481
Woori Investment & Securities Co., Ltd.	188,044	3,638,159
YESCO Co., Ltd.	4,450	93,155
*Yoosung Enterprise Co., Ltd.	9,651	21,048
#*Youlchon Chemical Co., Ltd.	25,230	186,090
*Young Poong Corp.	1,767	1,288,230
#*Youngone Corp. (6150493)	14,820	472,643
*Youngone Corp. (B622C10)	45,120	505,471
#*Yuhan Corp.	15,049	2,019,830
Yuhwa Securities Co., Ltd.	4,570	63,563
*Yungjin Pharm Co., Ltd.	68,393	53,606

TOTAL SOUTH KOREA		655,632,533

TAIWAN — (12.0%)
*A.G.V. Products Corp.	820,881	383,815
Aaeon Technology, Inc.	51,202	99,069
Ability Enterprise Co., Ltd.	456,893	780,501
*Abocom Systems, Inc.	70,154	26,247
Acbel Polytech, Inc.	611,468	490,578
Accton Technology Corp.	921,000	664,079
Ace Pillar Co., Ltd.	74,000	117,494
Acer, Inc.	1,566,491	4,255,951
*Action Electronics Co., Ltd.	442,000	158,770
Adlink Technology, Inc.	100,000	168,943
Advanced Semiconductor Engineering, Inc.	2,858,014	3,547,966
#Advanced Semiconductor Engineering, Inc. ADR	529,643	3,241,415
Advancetek Enterprise Co., Ltd.	181,000	168,767
Advantech Co., Ltd.	252,219	777,133

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Aiptek International, Inc.	89,000	$56,490
ALI Corp.	279,000	421,036
Allis Electric Co., Ltd.	329,000	128,554
Alpha Networks, Inc.	464,000	413,508
Altek Corp.	556,667	840,858
Ambassador Hotel (The)	451,000	715,612
*Ampoc Far East Co., Ltd.	168,567	105,821
Amtran Technology Co., Ltd.	1,517,371	1,419,187
*APCB, Inc.	202,000	197,918
Apex Biotechnology Corp.	106,435	243,362
*Apex Medical Corp.	87,149	114,609
Apex Science & Engineering Corp.	240,240	109,915
*Arima Communications Corp.	518,383	346,573
*Arima Optoelectronics Corp.	321,520	100,397
Asia Cement Corp.	2,805,494	3,085,311
Asia Chemical Corp.	366,000	249,516
*Asia Optical Co, Inc.	373,000	765,154
Asia Polymer Corp.	385,200	659,309
Asia Vital Components Co., Ltd.	355,017	406,109
ASROCK, Inc.	68,000	242,627
Asustek Computer, Inc.	459,329	4,120,070
Aten International Co., Ltd.	123,715	232,351
*AU Optronics Corp.	1,510,497	1,476,336
*AU Optronics Corp. Sponsored ADR	554,330	5,321,568
Audix Corp.	180,969	206,443
Aurora Corp.	198,226	338,549
Aurora Systems Corp.	191,072	214,041
*AV Tech Corp.	72,000	222,478
Avermedia Technologies, Inc.	389,037	523,338
Avision, Inc.	297,263	210,538
Awea Mechantronic Co., Ltd.	105,214	137,390
*Bank of Kaohsiung	638,600	336,155
*Basso Industry Corp., Ltd.	290,427	258,313
Bes Engineering Corp.	2,807,050	1,007,018
Biostar Microtech International Corp.	240,712	141,750
Bright Led Electronics Corp.	157,180	196,410
C Sun Manufacturing, Ltd.	180,740	162,851
Cameo Communications, Inc.	328,600	166,036
Capital Securities Corp.	2,618,552	1,403,925
*Career Technology MFG. Co., Ltd.	426,000	790,578
*Carnival Industrial Corp.	495,000	187,157
Catcher Technology Co., Ltd.	866,872	3,575,007
Cathay Chemical Works, Inc.	15,000	7,498
Cathay Financial Holdings Co., Ltd.	3,747,930	6,928,898
Cathay Real Estate Development Co., Ltd.	1,774,000	1,037,029
Central Reinsurance Co., Ltd.	376,897	235,731
Chain Qui Development Co., Ltd.	175,464	169,432
Champion Building Materials Co., Ltd.	581,390	471,037
Chang Hwa Commercial Bank	8,385,000	7,109,262
*Chang Wah Electromaterials, Inc.	41,000	235,392
*Chang-Ho Fibre Corp.	49,000	26,433
Charoen Pokphand Enterprises Co., Ltd.	308,000	207,651
Cheng Loong Corp.	1,885,000	931,739
Cheng Shin Rubber Industry Co., Ltd.	788,996	1,740,451
Cheng Uei Precision Industry Co., Ltd.	613,729	1,360,984
Chenming Mold Industrial Corp.	222,708	274,605
Chia Hsin Cement Corp.	872,489	502,325
*Chia Ta World Co., Ltd.	87,200	51,436
Chicony Electronics Co., Ltd.	342,192	744,873
Chien Kuo Construction Co., Ltd.	452,680	258,994
*Chien Shing Stainless Steel Co., Ltd.	191,000	52,985

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Chilisin Electronics Corp.	200,784	$199,518
*Chimei Innolux Corp.	5,199,545	6,533,430
*China Airlines, Ltd.	2,615,151	1,998,753
China Chemical & Pharmaceutical Co.	552,000	505,356
China Development Financial Holding Corp.	15,870,727	7,263,413
*China Ecotek Corp.	96,000	163,016
China Electric Manufacturing Co., Ltd.	479,220	391,851
China General Plastics Corp.	673,000	295,482
China Glaze Co., Ltd.	243,162	203,160
China Hi-Ment Corp.	124,135	159,991
China Life Insurance Co., Ltd.	2,082,508	2,173,701
*China Man-Made Fiber Co., Ltd.	2,181,662	1,189,049
China Metal Products Co., Ltd.	543,226	601,332
China Motor Co., Ltd.	1,480,716	1,398,557
*China Petrochemical Development Corp.	3,267,640	3,697,217
China Steel Chemical Corp.	108,998	455,917
China Steel Corp.	9,367,366	10,868,019
China Steel Structure Co., Ltd.	166,000	147,115
China Synthetic Rubber Corp.	917,818	940,861
*China United Trust & Investment Corp.	50,053	—
*China Wire & Cable Co., Ltd.	447,000	200,479
Chinatrust Financial Holdings Co., Ltd.	10,683,223	9,068,036
Chinese Maritime Transport, Ltd.	126,460	289,373
*Ching Feng Home Fashions Industries Co., Ltd.	142,657	46,623
Chin-Poon Industrial Co., Ltd.	681,617	593,916
*Chipbond Technology Corp.	204,221	370,107
Chong Hong Construction Co.	247,860	670,529
*Chroma Ate, Inc.	448,755	1,383,602
*Chun Yu Works & Co., Ltd.	230,000	80,440
Chun Yuan Steel Industrial Co., Ltd.	777,177	412,296
Chung Hsin Electric & Machinery Co., Ltd.	669,000	411,943
*Chung Hung Steel Corp.	1,682,660	1,018,849
*Chung Hwa Pulp Corp.	848,000	447,451
#Chunghwa Telecom Co., Ltd. ADR	237,457	7,092,841
*Chungwa Picture Tubes Co., Ltd.	7,255,759	1,104,033
*Chuwa Wool Industry Co., Ltd.	91,000	113,869
*Chyang Sheng Dyeing & Finishing Co., Ltd.	209,000	94,907
Clevo Co., Ltd.	474,685	1,039,366
*CMC Magnetics Corp.	5,608,210	1,532,730
Collins Co., Ltd.	292,600	140,329
*Compal Communications, Inc.	589,744	630,868
Compal Electronics, Inc.	6,400,157	8,444,584
*Compeq Manufacturing Co., Ltd.	1,937,000	1,221,776
*Continental Holdings Corp.	1,189,667	536,381
*Cosmo Electronics Corp.	120,245	122,044
*Cosmos Bank Taiwan	106,570	32,481
Coxon Precise Industrial Co., Ltd.	167,000	348,203
CSBC Corp. Taiwan	654,000	613,276
CTCI Corp.	730,896	853,546
CviLux Corp.	88,600	131,899
Cyberlink Corp.	89,691	310,379
Cybertan Technology, Inc.	300,873	403,656
DA CIN Construction Co., Ltd.	353,809	223,818
Darfon Electronics Corp.	397,700	504,710
*Davicom Semiconductor, Inc.	93,702	125,460
*De Licacy Industries Co., Ltd.	139,000	59,788
Delpha Construction Co., Ltd.	379,084	215,962
Delta Electronics, Inc.	760,163	3,506,438
Depo Auto Parts Industrial Co., Ltd.	169,634	427,289
Diamond Flower Electric Instrument Co., Ltd.	142,571	139,685
D-Link Corp.	1,198,924	1,271,297

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Dynamic Electronics Co., Ltd.	356,000	$229,248
E.Sun Financial Holding Co., Ltd.	6,184,457	4,205,761
*Eastern Media International Corp.	1,491,360	368,662
Eclat Textile Co., Ltd.	202,419	244,783
Edom Technology Co., Ltd.	215,600	118,266
*Elan Microelectronics Corp.	387,323	600,229
*E-Lead Electronic Co., Ltd.	38,846	31,919
E-LIFE MALL Corp., Ltd.	65,000	106,561
Elite Advanced Laser Corp.	70,000	179,368
Elite Material Co., Ltd.	379,806	397,205
Elite Semiconductor Memory Technology, Inc.	448,390	897,676
Elitegroup Computer Systems Co., Ltd.	1,336,334	550,900
*EnTie Commercial Bank	670,166	394,512
Epistar Corp.	945,413	3,445,991
Eternal Chemical Co., Ltd.	1,246,725	1,474,579
*Eva Airways Corp.	1,985,920	2,294,796
*Everest Textile Co., Ltd.	558,064	147,079
Everfocus Electronics Corp.	126,000	79,130
Evergreen International Storage & Transport Corp.	1,041,000	964,748
*Evergreen Marine Corp., Ltd.	2,285,170	2,390,797
Everlight Chemical Industrial Corp.	597,000	686,054
Everlight Electronics Co., Ltd.	405,570	1,228,121
*Everspring Industry Co., Ltd.	310,000	109,054
*Excel Cell Electronics Co., Ltd.	146,000	109,330
Excelsior Medical Co., Ltd.	111,408	335,896
Far Eastern Department Stores Co., Ltd.	1,358,915	2,410,386
Far Eastern International Bank	2,814,126	1,440,354
Far Eastern New Century Corp.	2,788,130	4,728,378
Far EasTone Telecommunications Co., Ltd.	1,834,000	2,746,067
Faraday Technology Corp.	279,000	603,651
*Farglory F T Z Investment Holding Co., Ltd.	151,000	162,235
Farglory Land Development Co., Ltd.	299,771	743,283
*Favite, Inc.	76,000	89,760
Federal Corp.	691,180	489,844
Feng Hsin Iron & Steel Co., Ltd.	668,131	1,285,038
Feng Tay Enterprise Co., Ltd.	407,896	453,625
First Copper Technology Co., Ltd.	486,000	232,447
First Financial Holding Co., Ltd.	6,608,265	6,047,279
First Hotel	255,070	261,115
First Insurance Co., Ltd.	355,640	235,692
First Steamship Co., Ltd.	180,832	376,275
*FLEXium Interconnect, Inc.	129,277	259,010
Flytech Technology Co., Ltd.	85,995	239,665
*Forhouse Corp.	681,304	678,554
Formosa Advanced Technologies Co., Ltd.	221,000	333,071
Formosa Chemicals & Fiber Co., Ltd.	2,537,134	9,229,507
Formosa Epitaxy, Inc.	452,797	695,241
Formosa International Hotels Corp.	38,701	670,812
*Formosa Oilseed Processing Co., Ltd.	287,427	154,367
Formosa Petrochemical Corp.	490,000	1,581,244
Formosa Plastics Corp.	2,907,279	9,906,724
Formosa Taffeta Co., Ltd.	1,549,460	1,539,658
Formosan Rubber Group, Inc.	889,000	908,016
*Formosan Union Chemical Corp.	453,656	263,976
*Fortune Electric Co., Ltd.	227,304	165,951
*Founding Construction & Development Co., Ltd.	235,535	203,414
Foxconn Technology Co., Ltd.	424,889	1,705,752
*Froch Enterprise Co., Ltd.	299,000	189,191
*FU I Industrial Co., Ltd.	176,000	59,464
Fubon Financial Holding Co., Ltd.	4,567,892	6,345,451
Fullerton Technology Co., Ltd.	136,700	165,535

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Fwusow Industry Co., Ltd.	381,394	$193,212
G Shank Enterprise Co., Ltd.	355,445	296,991
Gamma Optical Co., Ltd.	130,900	81,986
Gem Terminal Industries Co., Ltd.	218,938	156,332
Gemtek Technology Corp.	480,952	694,412
General Plastic Industrial Co., Ltd.	122,400	150,747
*Genesis Photonics, Inc.	177,284	453,759
*Genius Electronic Optical Co., Ltd.	53,000	513,091
GeoVision, Inc.	40,000	137,189
Getac Technology Corp.	616,281	386,478
Giant Manufacture Co., Ltd.	203,363	791,311
*Giantplus Technology Co., Ltd.	352,000	244,833
Giga Solution Tech Co., Ltd.	103,000	81,045
Giga Storage Corp.	286,779	478,054
Giga-Byte Technology Co., Ltd.	1,155,750	1,276,768
Gintech Energy Corp.	419,799	1,324,361
*Global Brands Manufacture, Ltd.	311,000	202,992
Global Mixed Mode Technology, Inc.	88,000	423,266
Global Unichip Corp.	75,000	319,208
Globe Union Industrial Corp.	306,019	309,632
*Gold Circuit Electronics, Ltd.	875,747	404,263
Goldsun Development & Construction Co., Ltd.	2,593,260	1,323,518
Good Will Instrument Co., Ltd.	112,507	92,698
*Gordon Auto Body Parts Co., Ltd.	110,932	38,747
Grand Pacific Petrochemical Corp.	1,619,000	1,188,699
Grape King, Inc.	106,000	162,727
Great China Metal Industry Co., Ltd.	386,000	447,670
*Great Taipei Gas Co., Ltd.	572,000	362,185
Great Wall Enterprise Co. Ltd.	662,156	713,036
*Greatek Co., Ltd.	967,425	996,859
Green Energy Technology, Inc.	195,798	879,664
*GTM Corp.	274,000	221,660
Hannstar Board Corp.	414,795	291,287
*HannStar Display Corp.	9,993,262	1,947,542
*Harvatek Corp.	173,251	188,442
Hey Song Corp.	1,008,000	902,713
Highwealth Construction Corp.	608,603	1,413,916
*Hiti Digital, Inc.	99,000	123,552
Hitron Technologies, Inc.	240,300	181,832
*Ho Tung Holding Corp.	968,202	548,136
*Hocheng Corp.	476,300	190,078
*Hold-Key Electric Wire & Cable Co., Ltd.	275,860	206,187
Holiday Entertainment Co., Ltd.	166,400	171,740
Holtek Semiconductor, Inc.	194,000	298,638
Holy Stone Enterprise Co., Ltd.	476,175	605,864
Hon Hai Precision Industry Co., Ltd.	4,862,352	20,744,689
*Hong Ho Precision Textile Co., Ltd.	26,000	15,407
Hong Tai Electric Industrial Co., Ltd.	440,000	219,163
*Hong Yi Fiber Industry Co., Ltd.	131,000	82,128
*Hota Industrial Manufacturing Co., Ltd.	160,000	84,659
Hotai Motor Co., Ltd.	407,000	1,231,627
Hsin Kuang Steel Co., Ltd.	452,783	558,146
Hsing Ta Cement Co., Ltd.	296,000	103,768
HTC Corp.	285,780	9,606,790
Hua Eng Wire & Cable Co., Ltd.	1,051,000	424,297
Hua Nan Financial Holding Co., Ltd.	4,914,209	3,983,095
Huaku Development Co., Ltd.	303,056	991,106
Huang Hsiang Construction Co.	228,735	645,257
Hung Ching Development & Construction Co., Ltd.	227,000	173,133
Hung Poo Construction Corp.	358,537	572,422
Hung Sheng Construction Co., Ltd.	977,900	655,745

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Hwa Fong Rubber Co., Ltd.	539,000	$177,269
Ichia Technologies, Inc.	535,255	312,304
*I-Chiun Precision Industry Co., Ltd.	309,211	391,096
ICP Electronics, Inc.	201,000	296,526
Infortrend Technology, Inc.	320,866	425,139
*Inotera Memories, Inc.	3,598,528	2,263,762
Inventec Appliances Corp.	334,000	298,481
Inventec Co., Ltd.	3,751,962	2,192,424
*I-Sheng Electric Wire & Cable Co., Ltd.	200,000	331,570
*ITE Technology, Inc.	306,314	634,909
*ITEQ Corp.	348,701	549,529
*Jean Co., Ltd.	186,304	76,031
*Jenn Feng New Energy Co., Ltd.	133,000	168,021
Jess-Link Products Co., Ltd.	119,600	266,710
*Johnson Health Tech Co., Ltd.	164,085	236,361
*Jui Li Enterprise Co., Ltd.	175,100	60,884
K Laser Technology, Inc.	217,459	148,568
Kang Na Hsiung Enterprise Co., Ltd.	259,150	177,873
*Kao Hsing Chang Iron & Steel Corp.	545,000	134,496
Kaulin Manufacturing Co., Ltd.	244,684	237,981
Kee Tai Properties Co., Ltd.	542,805	383,376
Kenda Rubber Industrial Co., Ltd.	834,024	882,393
Kian Shen Corp.	73,151	132,823
King Core Electronics, Inc.	76,760	84,613
*King Slide Works Co., Ltd.	51,450	265,899
*King Yuan Electronics Co., Ltd.	2,442,032	1,523,720
Kingdom Construction Co., Ltd.	585,000	557,198
*King’s Town Bank	1,812,653	1,063,310
King’s Town Construction Co., Ltd.	385,652	461,849
Kinik Co.	144,000	285,796
*Kinko Optical Co., Ltd.	225,772	430,778
*Kinpo Electronics, Inc.	2,456,892	934,031
Kinsus Interconnect Technology Corp.	478,476	1,541,189
Knowledge-Yield-Excellence Systems Corp.	400,736	327,344
KS Terminals, Inc.	174,195	193,795
*Kung Long Batteries Industrial Co., Ltd.	68,000	144,940
*Kuoyang Construction Co., Ltd.	730,000	545,924
*Kwong Fong Industries Corp.	707,000	352,256
L&K Engineering Co., Ltd.	244,000	284,741
*Lan Fa Textile Co., Ltd.	397,604	254,679
Largan Precision Co., Ltd.	68,234	1,861,659
LCY Chemical Corp.	641,766	1,644,426
*Lead Data Co., Ltd.	315,000	55,370
*Leader Electronics, Inc.	166,099	116,284
*Leadtek Research, Inc.	66,000	24,996
Leadtrend Technology Corp.	32,199	137,862
Lealea Enterprise Co., Ltd.	1,186,908	725,642
Ledtech Electronics Corp.	150,820	154,370
Lee Chi Enterprises Co., Ltd.	260,000	137,856
*Lelon Electronics Corp.	211,000	176,397
*Leofoo Development Co., Ltd.	446,000	329,626
Les Enphants Co., Ltd.	137,155	210,431
*Li Peng Enterprise Co., Ltd.	846,920	533,397
Lian Hwa Foods Corp.	147,000	137,037
Lien Chang Electronic Enterprise Co., Ltd.	72,760	42,152
Lien Hwa Industrial Corp.	1,010,407	798,471
Lingsen Precision Industries, Ltd.	592,490	514,998
*LITE-ON IT Corp.	737,277	836,834
*Lite-On Semiconductor Corp.	503,000	342,322
Lite-On Technology Corp.	3,384,238	4,590,426
Long Bon International Co., Ltd.	549,875	238,742

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Long Chen Paper Co., Ltd.	775,838	$323,277
Lotes Co., Ltd.	48,920	264,560
Lucky Cement Corp.	311,000	82,936
*Lumax International Corp., Ltd.	97,550	192,355
Macronix International Co., Ltd.	6,113,677	4,710,916
Makalot Industrial Co., Ltd.	152,430	358,549
Marketech International Corp.	209,000	154,962
Masterlink Securities Corp.	2,048,000	940,325
*Maxtek Technology Co., Ltd	89,000	111,178
Mayer Steel Pipe Corp.	340,653	285,092
Maywufa Co., Ltd.	178,462	99,723
Media Tek, Inc.	382,352	5,186,659
Mega Financial Holding Co., Ltd.	7,368,691	5,963,440
Meiloon Co., Ltd.	323,045	174,437
Mercuries & Associates, Ltd.	523,372	409,775
*Mercuries Data Systems, Ltd.	254,000	140,782
*Merida Industry Co., Ltd.	241,750	440,612
Merry Electronics Co., Ltd.	241,920	422,511
*Microelectronics Technology, Inc.	781,503	475,291
Micro-Star International Co., Ltd.	2,041,465	1,228,829
*Min Aik Technology Co., Ltd.	157,562	470,672
Mirle Automation Corp.	224,553	256,856
Mitac International Corp.	2,443,135	1,245,795
Mobiletron Electronics Co., Ltd.	129,000	98,317
*Mosel Vitelic, Inc.	1,194,601	595,047
*Mospec Seminconductor Corp.	176,000	110,968
*Mustek Systems, Inc.	58,918	9,273
Nak Sealing Technologies Corp.	80,549	131,473
*Namchow Chemical Industrial Co., Ltd.	240,000	309,414
Nan Ya Plastic Corp.	4,201,103	11,581,311
Nan Ya Printed Circuit Board Corp.	328,700	1,232,505
*Nankang Rubber Tire Co., Ltd.	812,166	1,283,541
Nantex Industry Co., Ltd.	330,111	306,589
*Nanya Technology Corp.	1,896,570	1,194,363
National Petroleum Co., Ltd.	284,000	356,445
*New Asia Construction & Development Co., Ltd.	199,000	94,429
*Nichidenbo Corp.	75,000	87,750
Nien Hsing Textile Co., Ltd.	770,092	646,791
Novatek Microelectronics Corp.	507,000	1,677,298
*Ocean Plastics Co., Ltd.	305,000	237,975
*Optimax Technology Corp.	204,366	37,077
Opto Tech Corp.	925,713	670,114
*Orient Semiconductor Electronics, Ltd.	809,000	242,573
Oriental Union Chemical Corp.	952,290	1,390,131
Orise Technology Co., Ltd.	53,000	124,991
*Pacific Construction Co., Ltd.	332,000	56,824
*Pan Jit International, Inc.	580,860	799,224
Pan-International Industrial Corp.	593,432	911,902
*Paragon Technologies Co., Ltd.	124,648	247,856
PC Home Online	47,875	260,387
*Pegatron Corp.	1,236,293	1,697,025
Phihong Technology Co., Ltd.	515,048	905,741
*Phytohealth Corp.	119,000	193,192
*Pihsiang Machinery Mfg. Co., Ltd.	154,000	246,166
Plotech Co., Ltd.	171,000	143,834
Polaris Securities Co., Ltd.	5,004,000	3,493,823
Polytronics Technology Corp.	82,408	170,073
Pou Chen Corp.	3,966,005	3,760,360
*Power Quotient International Co., Ltd.	371,000	265,245
*Powercom Co., Ltd.	124,000	289,143
Powertech Industrial Co., Ltd.	120,000	166,022

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Powertech Technology, Inc.	681,164	$2,546,591
*Precision Silicon Corp.	61,000	69,331
President Chain Store Corp.	395,728	1,685,343
President Securities Corp.	1,591,787	1,067,029
Prince Housing & Development Corp.	1,457,014	1,060,080
*Prodisc Technology, Inc.	603,000	9,300
Promate Electronic Co., Ltd.	237,000	192,662
Promise Technology, Inc.	177,538	174,735
*Protop Technology Co., Ltd.	148,000	1,070
*Qisda Corp.	2,832,182	1,994,778
Quanta Computer, Inc.	2,751,436	5,802,492
*Quintain Steel Co., Ltd.	475,250	201,402
Radiant Opto-Electronics Corp.	864,070	1,881,313
Radium Life Tech Corp.	863,545	1,172,930
Ralec Electronic Corp.	86,914	178,030
Ralink Technology Corp.	86,700	322,885
Realtek Semiconductor Corp.	727,012	1,702,309
*Rechi Precision Co., Ltd.	396,000	232,709
*Rexon Industrial Corp., Ltd.	207,000	69,627
Richtek Technology Corp.	131,175	1,019,863
*Ritek Corp.	5,648,268	1,707,544
Roundtop Machinery Industries Co., Ltd.	50,000	41,316
Ruentex Development Co., Ltd.	629,000	946,069
Ruentex Industries, Ltd.	504,000	1,185,687
*Sampo Corp.	1,184,119	412,863
*San Fang Chemical Industry Co., Ltd.	198,202	240,546
*Sanyang Industrial Co., Ltd.	1,257,927	764,063
Sanyo Electric Taiwan Co., Ltd.	246,000	312,265
*SCI Pharmtech, Inc.	34,000	77,799
SDI Corp.	183,000	254,223
Senao International Co., Ltd.	96,547	205,252
*Sercomm Corp.	217,000	240,717
*Shan-Loong Transportation Co., Ltd.	111,247	71,944
Sheng Yu Steel Co., Ltd.	231,000	175,166
*ShenMao Technology, Inc.	112,000	196,983
*Shih Wei Navigation Co., Ltd.	298,399	406,406
Shihlin Electric & Engineering Corp.	697,787	924,091
*Shihlin Paper Corp.	187,000	440,060
Shin Hai Gas Corp.	5,250	5,585
*Shin Kong Financial Holding Co., Ltd.	9,833,358	4,961,914
Shin Shin Co., Ltd.	77,000	75,499
Shin Shin Natural Gas Co., Ltd.	8,480	7,960
*Shin Zu Shing Co., Ltd.	231,245	620,088
*Shining Building Business Co., Ltd.	264,400	369,401
Shinkong Insurance Co., Ltd.	281,784	276,021
Shinkong Synthetic Fibers Co., Ltd.	2,603,282	1,343,147
*Shuttle, Inc.	275,000	168,274
Sigurd Microelectronics Corp.	553,877	549,834
Silicon Integrated Systems Corp.	1,371,233	985,927
Siliconware Precision Industries Co.	3,346,492	4,705,624
#Siliconware Precision Industries Co. Sponsored ADR	172,738	1,197,074
Silitech Technology Corp.	101,000	308,229
Sinbon Electronics Co., Ltd.	293,000	230,702
Sincere Navigation Corp.	572,370	705,359
Sinkang Industries, Ltd.	122,652	88,154
Sinkong Textile Co., Ltd.	416,169	654,128
Sinon Corp.	579,740	283,382
SinoPac Holdings Co., Ltd.	10,106,000	4,880,538
Sinphar Pharmaceutical Co., Ltd.	123,147	144,644
*Sintek Photronics Corp.	1,072,262	837,702
Sinyi Realty Co., Ltd.	134,977	298,115

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Sitronix Technology Corp.	176,773	$388,998
*Siward Crystal Technology Co., Ltd.	235,705	153,214
*Solelytex Enterprise Corp.	211,676	142,116
*Solomon Technology Corp.	261,612	128,053
Sonix Technology Co., Ltd.	188,000	423,504
South East Soda Manufacturing Co., Ltd.	202,250	260,858
Southeast Cement Co., Ltd.	455,000	194,126
SPI Electronic Co., Ltd.	312,648	413,705
Spirox Corp.	178,145	147,444
Springsoft, Inc.	387,565	487,260
Standard Chemical & Pharmaceutical Co., Ltd.	213,122	227,622
Standard Foods Taiwan, Ltd.	370,995	892,177
*Star Comgistic Capital Co., Ltd.	191,014	275,836
Stark Technology, Inc.	168,400	165,830
Sunonwealth Electric Machine Industry Co., Ltd.	280,001	256,810
*Sunplus Technology Co., Ltd.	973,153	758,032
Sunrex Technology Corp.	356,351	401,163
*Sunspring Metal Corp.	44,000	57,983
*Super Dragon Technology Co., Ltd.	118,000	200,606
Supreme Electronics Co., Ltd.	299,000	273,781
Sweeten Construction Co., Ltd.	276,150	181,677
Synnex Technology International Corp.	778,745	2,047,970
Sysware Systex Corp.	87,293	133,590
T JOIN Transportation Co., Ltd.	631,000	624,355
Ta Chen Stainless Pipe Co., Ltd.	945,856	691,893
*Ta Chong Bank, Ltd.	3,083,200	1,361,744
Ta Ya Electric Wire & Cable Co., Ltd.	1,062,090	324,532
Ta Yih Industrial Co., Ltd.	61,000	129,417
Tah Hsin Industrial Corp.	179,000	177,916
*Tai Roun Products Co., Ltd.	200,000	94,683
TA-I Technology Co., Ltd.	315,626	366,207
*Taichung Commercial Bank	2,633,246	1,195,776
Tainan Enterprises Co., Ltd.	210,289	291,535
Tainan Spinning Co., Ltd.	2,580,600	1,823,931
*Taishin Financial Holdings Co., Ltd.	7,045,972	4,070,080
Taisun Enterprise Co., Ltd.	422,592	255,044
*Taita Chemical Co., Ltd.	396,830	191,414
Taiwan Acceptance Corp.	96,000	187,517
*Taiwan Business Bank	4,585,002	2,120,127
Taiwan Cement Corp.	5,380,350	5,778,725
Taiwan Cogeneration Corp.	596,960	387,435
Taiwan Cooperative Bank	6,466,828	5,481,236
Taiwan Fertilizer Co., Ltd.	784,000	2,933,934
Taiwan Fire & Marine Insurance Co., Ltd.	394,880	377,086
*Taiwan Flourescent Lamp Co., Ltd.	119,000	12,213
Taiwan Fu Hsing Industrial Co., Ltd.	136,000	105,693
Taiwan Glass Industrial Corp.	1,313,306	1,752,402
Taiwan Hon Chuan Enterprise Co., Ltd.	329,383	780,330
*Taiwan Kolin Co., Ltd.	508,000	—
*Taiwan Land Development Corp.	607,843	334,308
Taiwan Life Insurance Co., Ltd.	352,248	405,792
Taiwan Line Tek Electronic Co., Ltd.	111,011	122,436
Taiwan Mask Corp.	487,050	216,016
Taiwan Mobile Co., Ltd.	769,000	1,813,694
Taiwan Navigation Co., Ltd.	443,720	553,528
Taiwan Paiho Co., Ltd.	504,703	541,837
*Taiwan Pulp & Paper Corp.	478,000	285,879
Taiwan Sakura Corp.	362,495	282,331
Taiwan Secom Co., Ltd.	267,932	495,708
Taiwan Semiconductor Manufacturing Co., Ltd.	10,386,652	27,008,948
Taiwan Sogo Shinkong Security Co., Ltd.	524,407	437,627

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Taiwan Styrene Monomer Corp.	1,168,602	$575,640
Taiwan Tea Corp.	1,101,896	781,439
Taiyen Biotech Co., Ltd.	345,000	270,095
*Tatung Co., Ltd.	8,646,000	2,018,525
*Teapo Electronic Corp.	191,001	60,440
Teco Electric & Machinery Co., Ltd.	3,495,000	2,178,981
*Tecom, Ltd.	408,000	128,487
Ten Ren Tea Co., Ltd.	65,170	112,364
*Test Research, Inc.	178,400	291,752
Test-Rite International Co., Ltd.	594,000	443,668
*Thinking Electronic Industrial Co., Ltd.	102,058	160,479
*Thye Ming Industrial Co., Ltd.	245,651	309,999
Ton Yi Industrial Corp.	1,446,000	788,300
Tong Hsing Electronic Industries, Ltd.	89,866	418,473
Tong Yang Industry Co., Ltd.	636,543	837,728
Tong-Tai Machine & Tool Co., Ltd.	309,000	443,680
Topco Scientific Co., Ltd.	243,260	370,887
*Topoint Technology Co., Ltd.	164,000	195,834
Transcend Information, Inc.	356,870	1,057,041
Tripod Technology Corp.	261,000	1,201,889
Tsann Kuen Enterprise Co., Ltd.	164,441	339,830
TSRC Corp.	546,650	1,421,230
TTET Union Corp.	159,000	278,969
*Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	287,000	135,547
Tung Ho Steel Enterprise Corp.	1,632,645	1,921,262
TXC Corp.	306,669	583,568
TYC Brother Industrial Co., Ltd.	415,646	267,164
*Tycoons Group Enterprise Co., Ltd.	636,121	208,999
Tyntek Corp.	684,384	546,547
Tze Shin International Co., Ltd.	268,545	135,198
U-Ming Marine Transport Corp.	591,200	1,269,812
Unimicron Technology Corp.	1,908,563	3,947,382
*Union Bank of Taiwan	1,452,139	585,968
*Union Insurance Co., Ltd.	134,216	83,029
Uni-President Enterprises Corp.	2,846,460	3,892,730
Unitech Electronics Co., Ltd.	238,365	136,268
*Unitech Printed Circuit Board Corp.	839,579	533,834
United Integration Service Co., Ltd.	283,800	426,423
United Microelectronics Corp.	19,651,441	12,083,029
Unity Opto Technology Co., Ltd.	368,734	675,472
Universal Cement Corp.	932,773	603,003
*Universal Microelectronics Co., Ltd.	228,926	139,264
Universal, Inc.	75,192	65,725
UPC Technology Corp.	1,166,322	971,201
USI Corp.	1,238,720	1,628,909
*U-Tech Media Corp.	250,000	90,978
Ve Wong Corp.	308,524	256,833
*Veutron Corp.	65,000	5,221
*Via Technologies, Inc.	616,097	672,183
Visual Photonics Epitacy Co., Ltd.	186,667	443,834
*Waffer Technology Co., Ltd.	169,000	40,295
Wah Lee Industrial Corp.	270,000	564,921
*Walsin Lihwa Corp.	6,070,307	3,658,259
*Walsin Technology Corp., Ltd.	1,039,315	722,222
Walton Advanced Engineering, Inc.	387,662	246,240
*Wan Hai Lines Co., Ltd.	1,410,359	1,175,917
Wan Hwa Enterprise Co., Ltd.	114,631	65,887
Waterland Financial Holding Co., Ltd.	4,580,124	2,642,255
*Wei Chih Steel Industrial Co., Ltd.	316,000	98,090
Wei Chuan Food Corp.	423,000	505,326
Weikeng Industrial Co., Ltd.	303,000	280,809

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Well Shin Technology Co., Ltd.	94,160	$169,731
Wellypower Optronics Corp.	227,000	262,514
*Weltrend Semiconductor, Inc.	315,275	272,876
*Winbond Electronics Corp.	6,450,000	2,379,524
*Wintek Corp.	1,807,064	3,091,901
Wistron Corp.	1,909,077	3,726,117
Wistron NeWeb Corp.	319,859	955,409
WPG Holdings, Ltd.	1,158,304	2,266,488
WT Microelectronics Co., Ltd.	397,000	646,340
*WUS Printed Circuit Co., Ltd.	559,000	430,648
Yageo Corp.	4,505,000	2,352,152
*Yang Ming Marine Transport Corp.	2,357,234	2,369,602
Yem Chio Co., Ltd.	371,560	348,197
Yeung Cyang Industrial Co., Ltd.	579,691	498,742
*Yi Jinn Industrial Co., Ltd.	358,008	168,243
Yieh Phui Enterprise Co., Ltd.	2,215,135	899,852
Young Fast Optoelectronics Co., Ltd.	55,534	553,439
Young Optics, Inc.	24,214	142,394
Yuanta Financial Holding Co., Ltd.	9,023,292	7,271,094
Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,373,367	1,146,452
Yulon Motor Co., Ltd.	1,379,715	2,869,027
*Yulon Nissan Motor Co., Ltd.	29,000	118,516
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	109,350	167,949
Yung Tay Engineering Co., Ltd.	695,000	981,773
*YungShin Global Holding Corp.	349,000	496,416
Zenitron Corp.	299,000	223,186
Zig Sheng Industrial Co., Ltd.	578,846	384,559
Zinwell Corp.	364,979	692,823
Zippy Technology Corp.	198,028	170,718
*Zyxel Communication Corp.	775,496	621,095

TOTAL TAIWAN		609,786,276

THAILAND — (2.0%)
*A.J. PCL (Foreign)	217,000	187,886
Advance Info Service PCL (Foreign)	494,000	1,279,171
Airports of Thailand PCL (Foreign)	693,900	735,563
Amata Corp. PCL (Foreign)	624,500	276,927
Asia Plus Securities PCL (Foreign)	1,845,400	162,469
Asia Plus Securities PCL (Foreign) NVDR	1,260,100	110,939
Asian Property Development PCL (Foreign)	2,530,300	479,115
Ayudhya Insurance PCL (Foreign)	191,400	117,708
Bangchak Petroleum PCL (Foreign)	904,600	506,541
Bangkok Aviation Fuel Services PCL (Foreign)	409,154	137,731
Bangkok Bank PCL (Foreign)	1,321,500	6,437,474
Bangkok Bank PCL (Foreign) NVDR	140,800	679,048
Bangkok Chain Hospital PCL (Foreign)	1,034,200	214,238
Bangkok Dusit Medical Services PCL (Foreign)	596,800	927,218
Bangkok Expressway PCL (Foreign)	591,800	362,033
Bangkok Insurance PCL (Foreign)	2,200	17,802
*Bangkok Land PCL (Foreign) NVDR	2,802,700	57,152
*Bangkok Metro PCL (Foreign)	2,141,900	44,370
*Bangkokland PCL (Foreign)	21,097,300	430,209
Bank of Ayudhya PCL (Foreign)	1,252,000	996,899
*Bank of Ayudhya PCL (Foreign) NVDR	2,752,700	2,191,825
Banpu PCL (Foreign)	74,800	1,777,090
BEC World PCL (Foreign)	712,400	726,351
Big C Supercenter PCL (Foreign)	234,100	615,654
Big C Supercenter PCL (Foreign) NVDR	27,000	71,007
Bumrungrad Hospital PCL (Foreign)	387,600	410,872
Cal-Comp Electronics (Thailand) PCL (Foreign)	4,903,100	517,369
Central Plaza Hotel PCL (Foreign)	776,000	116,042

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
THAILAND — (Continued)
CH Karnchang PCL (Foreign)	1,125,400	$295,056
Charoen Pokphand Foods PCL (Foreign)	4,015,900	2,846,681
*Charoong Thai Wire & Cable PCL (Foreign)	343,000	133,225
CP ALL PCL (Foreign)	1,207,200	1,504,360
Delta Electronics (Thailand) PCL (Foreign)	913,300	842,500
Dynasty Ceramic PCL (Foreign)	176,600	278,662
Eastern Water Resources Development & Management PCL (Foreign)	846,600	175,376
Electricity Generating PCL (Foreign)	188,400	649,445
Electricity Generating PCL (Foreign) NVDR	85,100	293,353
*Erawan Group PCL (Foreign)	1,115,200	78,690
*Esso Thailand PCL (Foreign)	2,573,000	620,452
*G J Steel PCL (Foreign)	22,132,000	171,927
*G Steel PCL (Foreign)	10,654,000	220,701
GFPT PCL(Foreign)	818,900	212,047
Glow Energy PCL (Foreign)	710,600	925,770
GMM Grammy PCL (Foreign)	186,400	88,690
Hana Microelectronics PCL (Foreign)	604,057	493,686
Hermraj Land & Development PCL (Foreign)	9,272,000	510,193
Home Product Center PCL (Foreign)	2,291,116	608,097
ICC International PCL (Foreign)	49,200	62,505
Indorama Polymers PCL (Foreign)	709,800	183,797
IRPC PCL (Foreign)	14,338,900	2,343,792
*Italian-Thai Development PCL (Foreign) NVDR	3,291,100	387,752
*ITV PCL (Foreign)	183,700	6,243
Jasmine International PCL (Foreign)	4,894,600	288,337
Kasikornbank PCL (Foreign)	1,189,000	4,541,253
Kasikornbank PCL (Foreign) NVDR	238,500	887,765
*KGI Securities Thailand PLC (Foreign)	3,347,300	281,695
Khon Kaen Sugar Industry PCL (Foreign)	972,700	418,738
Kiatnakin Finance PCL (Foreign)	591,300	650,727
Kim Eng Securities Thailand PCL (Foreign)	678,300	313,957
Krung Thai Bank PCL (Foreign)	6,454,400	3,300,842
*Krungthai Card PCL (Foreign)	115,200	44,745
*Lam Soon Thailand PCL	354,600	56,011
Land & Houses PCL (Foreign)	942,800	173,943
Land & Houses PCL (Foreign) NVDR	3,864,600	694,240
Lanna Resources PCL (Foreign)	227,400	165,609
*Loxley PCL (Foreign)	1,996,500	171,895
*LPN Development PCL (Foreign)	1,590,700	440,216
Major Cineplex Group PCL (Foreign)	605,300	227,269
MBK PCL (Foreign)	134,200	430,031
MCOT PCL (Foreign)	402,400	377,718
*MCS Steel PCL	25,000	8,173
Minor International PCL (Foreign)	1,325,992	463,528
Muramoto Electronic (Thailand) PCL (Foreign)	7,400	71,856
Padaeng Industry PCL (Foreign) NVDR	192,800	137,291
*Phatra Capital PCL	129,400	121,463
Polyplex PCL (Foreign)	373,900	390,299
Precious Shipping PCL (Foreign)	1,104,000	636,064
Preuksa Real Estate PCL (Foreign)	1,090,100	582,186
Property Perfect PCL (Foreign)	1,383,500	180,018
PTT Aromatics & Refining PCL (Foreign)	2,222,743	2,661,968
PTT Chemical PCL (Foreign)	819,271	3,699,249
PTT Exploration & Production PCL (Foreign)	580,000	3,013,109
PTT PCL (Foreign)	1,028,800	11,155,462
Quality Houses PCL (Foreign)	9,065,600	598,602
Ratchaburi Electricity Generating Holding PCL (Foreign)	576,600	751,194
*Regional Container Lines PCL (Foreign)	555,100	235,372
Robinson Department Store PCL (Foreign)	623,500	413,716
Rojana Industrial Park PCL (Foreign)	602,000	192,905
Saha-Union PCL (Foreign)	297,800	366,286

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
THAILAND — (Continued)
*Sahaviriya Steel Industries PCL (Foreign)	9,303,400	$385,446
*Samart Corporation PCL (Foreign)	723,600	207,278
Samart I-Mobile PCL (Foreign)	1,746,000	105,116
*Samart Telcoms PCL (Foreign)	241,900	95,523
Sansiri PCL (Foreign)	1,512,700	264,398
*SC Asset Corp. PCL (Foreign)	430,100	240,839
Serm Suk PCL (Foreign) NVDR	112,700	167,801
*Shinawatra Satellite PCL (Foreign)	833,700	145,719
Siam Cement PCL (Foreign) (The)	89,100	960,359
Siam Cement PCL (Foreign) NVDR (The)	131,300	1,325,962
*Siam City Cement PCL (Foreign) (6363194)	9,100	63,916
Siam City Cement PCL (Foreign) (6806387)	102,800	722,046
Siam Commercial Bank PCL (Foreign)	1,143,900	3,480,388
Siam Future Development PCL (Foreign)	387,400	78,997
Siam Makro PCL (Foreign)	110,300	506,962
Siamgas & Petrochemicals PCL (Foreign)	590,200	336,220
Sino-Thai Engineering & Construction PCL (Foreign)	1,560,800	616,338
*SNC Former PCL (Foreign)	128,600	83,250
*Somboon Advance Technology PCL (Foreign)	218,700	174,139
Sri Trang Agro Industry PCL (Foreign)	459,500	490,808
STP & I PCL (Foreign)	171,428	138,718
Supalai PCL (Foreign)	2,095,700	657,980
*Tata Steel (Thailand) PCL (Foreign)	6,005,600	277,974
*Thai Airways International PCL (Foreign)	1,418,037	1,721,197
*Thai Carbon Black PCL (Foreign)	61,100	64,769
*Thai Central Chemical PCL	16,000	14,501
Thai Oil PCL (Foreign)	1,484,300	3,266,949
Thai Plastic & Chemicals PCL (Foreign)	659,200	533,420
Thai Reinsurance PCL (Foreign)	220,700	45,004
Thai Stanley Electric (Thailand) PCL (Foreign)	45,500	243,737
*Thai Tap Water Supply PCL (Foreign)	2,538,300	505,277
Thai Union Frozen Products PCL (Foreign)	708,225	1,031,563
Thai Vegetable Oil PCL (Foreign)	359,025	325,383
Thanachart Capital PCL (Foreign)	1,452,500	1,422,176
Thoresen Thai Agencies PCL (Foreign)	610,720	359,770
Ticon Industrial Connection PCL (Foreign)	378,300	151,834
*Tipco Asphalt PCL (Foreign)	87,100	174,792
Tisco Financial Group PCL (Foreign)	731,000	786,721
*TMB Bank PCL (Foreign)	33,057,013	2,182,758
*Total Access Communication PCL (Foreign)	200,000	260,560
TPI Polene PCL (Foreign)	1,340,100	468,460
*True Corp. PCL (Foreign)	4,254,700	895,146
Univanich Palm Oil PCL (Foreign)	15,000	41,269
Vanachai Group PCL (Foreign)	1,337,400	206,054
Vinythai PCL (Foreign)	563,300	218,793

TOTAL THAILAND		100,109,745

TURKEY — (1.7%)
Adana Cimento Sanayii Ticaret A.S. Class A	105,357	373,423
Adana Cimento Sanayii Ticaret A.S. Class C	1	—
*Advansa Sasa Polyester Sanayi A.S.	159,120	112,464
Afyon Cimento Sanayi T.A.S.	440	53,736
Akbank T.A.S.	751,024	3,532,581
Akcansa Cimento Sanayi ve Ticaret A.S.	111,467	515,674
*Akenerji Elektrik Uretim A.S.	238,763	462,011
Aksa Akrilik Kimya Sanayii A.S.	143,535	338,759
Aksigorta A.S.	283,115	392,619
Alarko Holding A.S.	212,893	463,479
Albaraka Turk Katilim Bankasi A.S.	351,049	521,569
*Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S.	40,843	304,986
Anadolu Anonim Turk Sigorta Sirketi A.S.	515,759	429,750

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*Anadolu Cam Sanayii A.S.	220,765	$435,657
Anadolu Efes Biracilik ve Malt Sanayi A.S.	121,489	1,498,543
Anadolu Hayat Sigorta A.S.	76,697	251,899
*Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	1	6
Arcelik A.S.	379,674	1,969,281
Aselsan Elektronik Sanayi Ve Ticaret A.S.	81,194	402,701
Asya Katilim Bankasi A.S.	797,871	1,397,788
Aydiner Enerji A.S.	58,827	110,947
Aygaz A.S.	227,736	1,231,998
*Bagfas Bandirma Gubre Fabrikalari A.S.	3,578	376,576
*Banvit Bandirma Vitaminli Yem Sanayii A.S.A.	64,466	197,261
Bati Anabolu Cimento A.S.	46,603	223,518
*Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	13,684	103,308
BIM BirlesikMagazalar A.S.	69,056	2,218,766
Bolu Cimento Sanayii A.S.	184,348	184,006
Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	12,851	139,620
*Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	304	39,144
*Boyner Buyuk Magazacilik A.S.	32,561	76,138
Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	851	76,407
BSH ev Aletleri Sanayi ve Ticaret A.S.	1,670	134,643
Bursa Cimento Fabrikasi A.S.	58,857	177,003
Celebi Hava Servisi A.S.	7,051	114,554
Cimsa Cimento Sanayi ve Ticaret A.S.	90,662	551,669
*Coca-Cola Icecek A.S.	63,006	706,401
*Deva Holding A.S.	134,080	244,290
*Dogan Gazetecilik A.S.	63,205	125,997
*Dogan Sirketler Grubu Holdings A.S.	1,736,358	1,192,190
*Dogan Yayin Holding A.S.	696,123	861,357
*Dogus Otomotiv Servis ve Ticaret A.S.	165,258	527,943
*Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.	87,469	85,484
*Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	29,614	56,414
*EGE Seramik Sanayi ve Ticaret A.S.	77,401	114,778
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	416,444	625,977
Enka Insaat ve Sanayi A.S.	296,055	1,117,682
*Eregli Demir ve Celik Fabrikalari Turk A.S.	1,392,186	4,377,995
Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret A.S.	8,502	355,043
Ford Otomotiv Sanayi A.S.	138,652	1,151,015
*Fortis Bank A.S.	18,516	22,024
Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.	511	105,358
Gentas Genel Metal Sanayi ve Ticaret A.S.	51,565	60,205
*Global Yatirim Holding A.S.	192,034	131,340
*Goldas Kuyumculuk Sanayi Ithalat Ve Ihracat A.S.	61,429	37,517
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	5,202	249,546
*Goodyear Lastikleri T.A.S	13,889	217,895
*GSD Holding A.S.	508,433	318,296
*Gubre Fabrikalari Ticaret A.S.	55,148	504,917
*Gunes Sigorta A.S.	135,452	161,358
Haci Omer Sabanci Holding A.S.	—	2
Hurriyet Gazetecilik ve Matbaacilik A.S.	476,337	654,891
*Ihlas EV Aletleri A.S.	252,538	188,847
*Ihlas Holding A.S.	541,734	520,973
Is Yatirim Menkul Degerler A.S.	7,183	12,398
*Isiklar Yatirim Holding A.S.	82,286	63,978
*Izmir Demir Celik Sanayi A.S.	148,330	397,642
*Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.	356,449	256,035
*Karsan Otomotiv Sanayi Ve Ticaret A.S.	74,582	84,578
Kartonsan Karton Sanayi ve Ticaret A.S.	2,096	298,182
*Kerevitas Gida Sanayii ve Ticaret A.S.	2,208	92,761
Koc Holding A.S. Series B	773,989	3,173,789
Konya Cimento Sanayii A.S.	2,929	560,404
*Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	386,170	872,851

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*Koza Anadolu Metal Madencilik Isletmeleri A.S.	86,642	$233,751
Mardin Cimento Sanayii ve Ticaret A.S.	117,829	572,777
Marshall Boya ve Vernik A.S.	2,325	50,193
*Marti Otel Isletmeleri A.S.	85,525	59,205
*Menderes Tekstil Sanayi ve Ticaret A.S.	236,388	101,701
*Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S.	55,514	56,719
*Net Holding A.S.	412,203	324,338
*Net Turizm Ticaret ve Sanayi A.S.	144,714	91,091
Nortel Networks Netas Telekomuenikasyon A.S.	13,360	712,788
Otokar Otomotive Ve Savunma Sanayi A.S.	13,080	217,368
*Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.	97,934	231,852
*Petkim Petrokimya Holding A.S.	982,676	1,418,053
Pinar Entegre Et ve Un Sanayi A.S.	40,842	170,329
Pinar SUT Mamulleri Sanayii A.S.	29,765	248,253
*Reysas Tasimacilik ve Lojistik Ticaret A.S.	128,140	164,761
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	87,323	221,044
Sekerbank T.A.S.	530,079	546,454
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	350,567	518,712
*Soda Sanayii A.S.	38,671	56,408
*TAT Konserve Sanayii A.S.	142,868	344,655
*TAV Havalimanlari Holding A.S.	212,306	996,752
Tekfen Holding A.S.	240,607	999,345
*Tekstil Bankasi A.S.	163,669	103,379
Tofas Turk Otomobil Fabrikasi A.S.	289,397	1,566,361
Trabzonspor Sportif Yatirim ve T.A.S.	8,809	143,000
*Trakya Cam Sanayii A.S.	466,510	970,559
Tupras Turkiye Petrol Rafinerileri A.S.	201,255	5,231,244
Turcas Petrol A.S.	160,267	388,997
Turk Ekonomi Bankasi A.S.	471,251	536,448
*Turk Hava Yollari A.S.	636,635	2,052,078
Turk Telekomunikasyon A.S.	188,407	773,105
Turk Traktor ve Ziraat Makineleri A.S.	15,903	252,078
Turkcell Iletisim Hizmetleri A.S.	212,664	1,310,580
Turkcell Iletisim Hizmetleri A.S. ADR	60,438	934,371
Turkiye Garanti Bankasi A.S.	1,790,492	8,003,528
Turkiye Halk Bankasi A.S.	287,295	2,278,604
Turkiye Is Bankasi A.S.	1,468,687	4,634,343
Turkiye Sinai Kalkinma Bankasi A.S.	779,227	1,225,652
*Turkiye Sise ve Cam Fabrikalari A.S.	666,670	1,371,803
Turkiye Vakiflar Bankasi T.A.O.	1,477,654	3,655,491
Ulker Biskuvi Sanayi A.S.	170,028	588,458
*Uzel Makina Sanayii A.S.	63,028	30,641
Vestel Beyaz Esya Sanayi ve Ticaret A.S.	20,918	43,567
*Vestel Elektronik Sanayi ve Ticaret A.S.	162,470	244,968
*Yapi Kredi Sigorta A.S.	38,327	322,321
*Yapi ve Kredi Bankasi A.S.	765,888	2,240,127
*Zorlu Enerji Elektrik Uretim A.S.	216,198	350,229

TOTAL TURKEY		87,529,318

TOTAL COMMON STOCKS		4,274,829,334

PREFERRED STOCKS — (5.7%)
BRAZIL — (5.7%)
AES Tiete SA	123,800	1,743,798
Banco Bradesco SA	32,367	598,040
#Banco Bradesco SA Sponsored ADR	2,027,963	38,369,060
Banco Cruzeiro do Sul SA	23,200	215,723
Banco do Estado do Rio Grande do Sul SA	273,945	2,695,161
Brasil Telecom SA ADR	119,739	2,803,090
*Braskem SA Preferred A	58,000	729,632
Braskem SA Preferred A Sponsored ADR	119,937	3,026,010
Centrais Electricas de Santa Catarina SA	29,550	691,352

TEMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Centrais Eletricas Brasileiras SA	84,100	$1,359,666
#Cia Brasileira de Distribuicao Grupo Pao de Acucar SA Sponsored ADR Series A	153,528	5,858,628
Cia de Bebidas das Americas SA	111,415	2,993,658
#Cia de Bebidas das Americas SA Preferred ADR	200,100	5,342,670
Cia de Tecidos Norte de Minas - Coteminas SA	85,900	265,386
Cia de Transmissao de Energia Electrica Paulista Series A	37,700	1,153,650
Cia Energetica de Minas Gerais SA	4,587	75,397
#Cia Energetica de Minas Gerais SA Sponsored ADR	323,605	5,345,955
Cia Energetica do Ceara SA Series A	45,500	798,389
*Cia Paranaense de Energia SA Sponsored ADR Series A	91,118	2,331,710
Cia Paranaense de Energia-Copel SA Series B	34,380	876,541
Confab Industrial SA	462,765	1,604,596
Contax Participacoes SA	56,000	977,258
#Contax Participacoes SA ADR	46,700	158,780
*Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	140,320	2,734,091
Empressa Metropolitanade Aguas e Energia SA	6,100	28,122
Eucatex SA Industria e Comercio SA	8,800	39,593
Ferbasa-Ferro Ligas Da Bahia SA	58,000	467,632
Forjas Taurus SA	190,357	460,205
Fras-Le SA	4,800	11,086
Gerdau SA	45,600	584,037
#Gerdau SA Sponsored ADR	678,100	8,984,825
Gol Linhas Aereas Inteligentes SA	78,200	1,116,975
*Inepar SA Industria e Construcoes	37,085	110,791
*Inepar SA Industria e Construcoes Receipt	16,965	51,904
Itau Unibanco Holding SA ADR	1,648,537	35,443,545
Itausa - Investimentos Itau SA	1,116,340	7,895,647
Klabin SA	971,000	3,308,606
Lojas Americanas SA	260,800	2,094,911
Marcopolo SA	443,200	1,597,908
Metalurgica Gerdau SA	394,900	6,038,574
Petroleo Brasileiro SA ADR	1,463,774	48,670,486
Randon e Participacoes SA	238,750	1,654,256
Sao Paulo Alpargatas SA	420,000	2,695,942
Saraiva SA Livreiros Editores	50,300	1,249,240
Suzano Papel e Celullose SA	296,695	2,580,808
TAM SA	104,100	2,286,272
Tele Norte Leste Participacoes SA	27,000	430,523
#Tele Norte Leste Participacoes SA ADR	154,600	2,445,772
Telecomunicacoes de Sao Paulo SA	35,100	851,943
#Telecomunicacoes de Sao Paulo SA ADR	103,782	2,525,016
Telemar Norte Leste SA	57,300	1,731,082
Tim Participacoes SA	33,270	122,945
#Tim Participacoes SA ADR	83,580	3,176,040
Ultrapar Participacoes SA	120,659	7,614,702
Ultrapar Participacoes SA Sponsored ADR	3,000	190,290
*Unipar Participacoes SA Class B	867,609	296,672
Usinas Siderurgicas de Minas Gerais SA Series A	660,600	7,699,966
Vale SA Series A	237,528	7,265,696
Vale SA Sponsored ADR	1,425,586	44,164,654
Vivo Participacoes SA	85,870	2,884,742
Whirlpool SA	51,787	118,365

TOTAL BRAZIL		291,638,014

CHILE — (0.0%)
Embotelladora Andina SA	139,263	579,878

INDIA — (0.0%)
*Ispat Industries, Ltd.	97,131	21,450

TOTAL PREFERRED STOCKS		292,239,342

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Banco Bradesco SA Preferred Rights 01/31/11	12,022	$4,399
*Banco Bradesco SA Rights 01/31/11	12,023	54,814
*Centrais Eletricas Brasileiras SA Preferred Rights 02/14/11	14,150	679
*Centrais Eletricas Brasileiras SA Rights 02/14/11	20,300	974
*Mahle-Metal Leve SA Industria e Comercio Rights 02/08/11	3,504	—
*Sao Martinho SA Rights 12/02/10	237,390	1,424

TOTAL BRAZIL		62,290

CHINA — (0.0%)
*Hong Kong Energy Holdings, Ltd. Warrants 06/09/11	13,218	44

INDIA — (0.0%)
*Britannia Industries, Ltd. Debentures 03/22/13	10,778	40,872
*Jyoti Structures, Ltd. Rights 01/13/11	8,700	—

TOTAL INDIA		40,872

INDONESIA — (0.0%)
*PT Intiland Development Tbk Warrants 04/13/12	587,366	4,414

POLAND — (0.0%)
*Ciech SA Rights 02/16/11	22,131	30,339

SOUTH KOREA — (0.0%)
*GS Global Corp. Rights 02/15/11	5,948	7,691

TAIWAN — (0.0%)
*Asia Vital Components Co., Ltd. Rights 02/14/11	31,175	3,650
*LCY Chemical Corp. Rights 02/09/11	29,446	16,226
*Les Enphants Co., Ltd. Rights 02/18/11	7,868	2,412

TOTAL TAIWAN		22,288

THAILAND — (0.0%)
*Bangkok Land PCL (Foreign) NVDR Warrants 05/02/13	314,910	1,631
*Sahaviriya Steel Industries PCL (Foreign) Rights 02/22/11	1,660,680	4,300
*Sansiri PCL (Foreign) Warrants 01/20/15	182,728	6,506

TOTAL THAILAND		12,437

TOTAL RIGHTS/WARRANTS		180,375

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/11 (Collateralized by $35,465,000 FNMA 2.24%, 07/06/15, valued at $36,395,956) to be repurchased at $35,857,189	$35,857	35,857,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (9.6%)
§@DFA Short Term Investment Fund	485,370,942	485,370,942

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†
	(000)
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $123,075,187 FNMA 7.000%, 10/01/38, valued at $1,081,843) to be repurchased at $1,060,636	$1,061	$1,060,630

TOTAL SECURITIES LENDING COLLATERAL		486,431,572

TOTAL INVESTMENTS — (100.0%)
(Cost $3,812,849,396)##		$5,089,537,623

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$348,583,443	—	—	$348,583,443
Chile	107,570,121	—	—	107,570,121
China	155,345,515	$496,434,754	—	651,780,269
Colombia	11,144,536	—	—	11,144,536
Czech Republic	—	20,668,055	—	20,668,055
Egypt	—	3,811,907	—	3,811,907
Hungary	536,158	26,521,942	—	27,058,100
India	26,980,367	426,864,928	—	453,845,295
Indonesia	5,455,525	131,561,711	—	137,017,236
Israel	—	344,361	—	344,361
Malaysia	126,948	169,355,958	—	169,482,906
Mexico	217,971,869	—	—	217,971,869
Peru	9,014,744	—	—	9,014,744
Philippines	2,133,310	38,700,507	—	40,833,817
Poland	—	78,180,519	—	78,180,519
Russia	4,279,480	180,475,310	—	184,754,790
South Africa	57,994,423	301,715,071	—	359,709,494
South Korea	64,046,086	591,586,447	—	655,632,533
Taiwan	17,349,314	592,436,962	—	609,786,276
Thailand	99,919,705	190,040	—	100,109,745
Turkey	934,371	86,594,947	—	87,529,318
Preferred Stocks
Brazil	291,638,014	—	—	291,638,014
Chile	579,878	—	—	579,878
India	—	21,450	—	21,450
Rights/Warrants
Brazil	60,866	1,424	—	62,290
China	44	—	—	44
India	40,872	—	—	40,872
Indonesia	4,414	—	—	4,414
Poland	—	30,339	—	30,339
South Korea	—	7,691	—	7,691
Taiwan	—	22,288	—	22,288
Thailand	6,506	5,931	—	12,437
Temporary Cash Investments	—	35,857,000	—	35,857,000
Securities Lending Collateral	—	486,431,572	—	486,431,572

TOTAL	$1,421,716,509	$3,667,821,114	—	$5,089,537,623

See accompanying Notes to Schedules of Investments.

DFA ONE-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

JANUARY 31, 2011

(Unaudited)

	Face Amount	Value†

	(000)
AGENCY OBLIGATIONS — (42.6%)
Federal Farm Credit Bank
1.125%, 10/03/11	$30,000	$30,145,740
0.950%, 02/10/12	50,000	50,301,750
0.950%, 03/05/12	15,000	15,092,745
0.400%, 11/02/12	14,000	13,949,670
Federal Home Loan Bank
3.625%, 09/16/11	121,000	123,575,606
4.875%, 11/18/11	55,000	56,976,755
1.000%, 12/28/11	10,000	10,059,910
1.125%, 03/09/12	27,500	27,724,840
2.250%, 04/13/12	136,000	138,985,880
# 5.750%, 05/15/12	100,000	106,827,500
# 1.125%, 05/18/12	150,000	151,318,800
# 1.375%, 06/08/12	40,000	40,491,440
1.750%, 08/22/12	75,000	76,422,525
4.625%, 10/10/12	68,700	73,462,834
1.750%, 12/14/12	30,000	30,604,440
Federal Home Loan Mortgage Corporation
1.125%, 12/15/11	10,000	10,068,780
# 5.750%, 01/15/12	160,000	168,116,320
4.750%, 03/05/12	55,000	57,622,620
2.125%, 03/23/12	50,000	50,974,850
1.125%, 04/25/12	40,000	40,344,360
5.125%, 07/15/12	30,000	31,998,210
1.125%, 07/27/12	85,000	85,805,120
5.500%, 08/20/12	80,000	86,147,040
1.000%, 08/28/12	30,000	30,220,590
0.375%, 11/30/12	25,000	24,896,425
4.125%, 12/21/12	40,000	42,605,880
0.625%, 12/28/12	30,000	30,000,330
1.375%, 01/09/13	66,000	66,941,490
Federal National Mortgage Association
1.000%, 11/23/11	45,000	45,252,315
2.000%, 01/09/12	46,000	46,713,966
0.875%, 01/12/12	122,700	123,269,451
1.500%, 03/15/12	17,000	17,211,395
6.125%, 03/15/12	26,500	28,188,103
1.000%, 04/04/12	60,000	60,417,360
1.875%, 04/20/12	154,000	156,722,412
4.875%, 05/18/12	100,000	105,723,900
1.750%, 08/10/12	25,000	25,467,800
4.375%, 09/15/12	133,000	141,221,528
0.500%, 10/30/12	25,000	24,967,775

TOTAL AGENCY OBLIGATIONS		2,446,838,455

	Face Amount	Value†

	(000)
BONDS — (43.7%)
Abbey National Treasury Services P.L.C. Floating Rate Note
(r) 0.504%, 08/16/11	$75,000	$74,985,975
Bank of Nova Scotia Floating Rate Note
(r) 0.553%, 03/05/12	75,000	75,125,400
(r) 0.552%, 03/12/12	25,000	25,024,675
Barclays Bank P.L.C.
5.450%, 09/12/12	82,900	88,377,120
Bear Stearns Cos. LLC (The) Floating Rate Note
(r) 0.477%, 02/01/12	66,167	66,245,805
(r) 2.036%, 08/10/12	9,925	10,112,473
Berkshire Hathaway, Inc. Floating Rate Note
(r) 0.466%, 02/10/12	125,000	125,252,875
BNP Paribas
2.125%, 12/21/12	60,000	60,957,360
Citigroup Funding, Inc.
2.125%, 07/12/12	49,000	50,104,852
1.875%, 11/15/12	20,000	20,431,960
Citigroup, Inc.
# 1.250%, 11/15/11	38,000	38,278,274
1.875%, 05/07/12	45,000	45,820,620
Credit Agricole Corporate & Investment Bank Floating Rate Note
(r) 0.853%, 04/13/12	50,000	49,999,600
Eksportfinans ASA
5.000%, 02/14/12	2,218	2,319,363
European Investment Bank
3.250%, 10/14/11	27,000	27,546,426
2.625%, 11/15/11	88,000	89,514,920
1.750%, 09/14/12	25,000	25,432,625
Export Development Canada
2.375%, 03/19/12	23,000	23,492,200
General Electric Capital Corp.
6.000%, 06/15/12	8,891	9,483,870
3.500%, 08/13/12	30,000	31,047,600
5.250%, 10/19/12	42,400	45,225,451
2.800%, 01/08/13	12,600	12,930,095
General Electric Capital Corp. Floating Rate Note
(r) 0.474%, 07/27/12	37,000	36,858,845
(r) 0.417%, 11/01/12	29,950	29,773,714

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)
Inter-American Development Bank
3.250%, 11/15/11	$25,600	$26,164,838
4.375%, 09/20/12	11,900	12,607,467
International Bank for Reconstruction & Development
0.800%, 07/13/12	45,000	45,199,035
Japan Finance Corp.
2.000%, 06/24/11	40,200	40,463,471
1.500%, 07/06/12	71,500	72,080,222
2.125%, 11/05/12	40,000	40,735,400
JPMorgan Chase & Co.
3.125%, 12/01/11	15,100	15,452,449
5.375%, 10/01/12	30,378	32,561,449
JPMorgan Chase & Co. Floating Rate Note
(r) 0.394%, 05/16/11	17,440	17,443,784
(r) 1.052%, 06/13/11	10,490	10,519,844
Kreditanstalt fuer Wiederaufbau
3.250%, 10/14/11	33,000	33,656,139
2.250%, 04/16/12	25,000	25,502,625
4.750%, 05/15/12	25,000	26,320,825
1.250%, 06/15/12	21,800	21,998,511
1.875%, 01/14/13	48,500	49,486,344
Landwirtschaftliche Rentenbank
5.250%, 07/02/12	10,000	10,644,840
Morgan Stanley
# 2.250%, 03/13/12	60,000	61,208,460
Nordea Bank Finland P.L.C. Floating Rate Note
(r) 0.507%, 02/01/12	81,070	81,053,948
(r) 0.702%, 09/13/12	65,000	64,946,960
Nordic Investment Bank
2.375%, 12/15/11	29,650	30,135,786
Oesterreichische Kontrollbank AG
4.750%, 11/08/11	35,000	36,121,225
4.750%, 10/16/12	25,703	27,384,670
Ontario, Province of Canada
2.625%, 01/20/12	62,500	63,754,688
4.950%, 06/01/12	48,000	50,730,480
# 5.125%, 07/17/12	15,000	15,959,490
1.875%, 11/19/12	33,000	33,642,510
Rabobank Nederland NV Floating Rate Note
(r) 0.283%, 04/01/11	25,000	24,998,625
Royal Bank of Canada
5.650%, 07/20/11	23,000	23,570,170

	Face Amount	Value†

	(000)
Royal Bank of Canada Floating Rate Note
(r) 0.360%, 01/27/12	$100,000	$100,000,000
(r) 0.452%, 12/12/12	4,500	4,510,814
Shell International Finance BV Floating Rate Note
(r) 0.653%, 06/22/12	8,125	8,163,651
Svenska Handelsbanken Floating Rate Note
(r) 0.538%, 01/30/12	19,500	19,493,643
(r) 0.753%, 01/18/13	50,000	49,951,050
Toyota Motor Credit Corp. Floating Rate Note
(r) 0.403%, 10/04/11	48,000	47,998,032
(r) 0.436%, 11/15/12	14,500	14,505,032
U.S. Bancorp
# 1.800%, 05/15/12	20,000	20,299,500
Wells Fargo & Co.
5.250%, 10/23/12	66,750	71,405,546
Westpac Banking Corp.
2.250%, 11/19/12	65,000	66,242,475
Westpac Banking Corp. Floating Rate Note
(r) 0.504%, 08/17/12	50,000	49,962,400

TOTAL BONDS		2,511,218,496

CERTIFICATES OF DEPOSIT INTEREST BEARING — (0.7%)
Bank of Nova Scotia
0.750%, 10/15/12	40,000	39,948,840

COMMERCIAL PAPER — (10.2%)
Abbey National North America LLC
0.320%, 02/09/11	10,000	9,999,424
Bank of America Corp.
0.250%, 02/14/11	100,000	99,993,390
0.250%, 02/17/11	55,000	54,995,583
Barclays U.S. Funding LLC
0.300%, 03/29/11	25,000	24,988,837
BNP Paribas Finance, Inc.
0.330%, 03/28/11	30,000	29,986,980
Commonwealth Bank of Australia
0.290%, 03/21/11	12,000	11,995,738
Credit Agricole North America, Inc.
0.277%, 02/03/11	10,000	9,999,842
0.280%, 02/03/11	25,000	24,999,605
0.270%, 02/11/11	25,000	24,998,510

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)
0.300%, 03/01/11	$15,000	$14,997,136
0.285%, 04/05/11	35,000	34,982,267
Fortis Funding LLC
0.280%, 02/01/11	15,000	14,999,920
0.270%, 02/07/11	27,250	27,248,569
National Rural Utilities
0.295%, 03/14/11	44,200	44,185,666
NRW.BANK
0.267%, 02/08/11	40,000	39,998,304
0.290%, 05/02/11	30,000	29,977,932
Old Line Funding LLC
0.261%, 02/02/11	50,000	49,999,530
Sheffield Receivables Corp.
0.250%, 03/14/11	18,500	18,494,043
0.270%, 04/20/11	20,000	19,986,702

TOTAL COMMERCIAL PAPER		586,827,978

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.6%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	32,247,720	$32,247,720

SECURITIES LENDING COLLATERAL — (2.2%)
§@ DFA Short Term Investment Fund	128,150,730	128,150,730

TOTAL INVESTMENTS — (100.0%)
(Cost $5,728,417,694)##		$5,745,232,219

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$2,446,838,455	—	$2,446,838,455
Bonds	—	2,511,218,496	—	2,511,218,496
Certificates of Deposit Interest Bearing	—	39,948,840	—	39,948,840
Commercial Paper	—	586,827,978	—	586,827,978
Temporary Cash Investments	$32,247,720	—	—	32,247,720
Securities Lending Collateral	—	128,150,730	—	128,150,730

TOTAL	$32,247,720	$5,712,984,499	—	$5,745,232,219

See accompanying Notes to Schedules of Investments.

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

JANUARY 31, 2011

(Unaudited)

	Face Amount^	Value†

	(000)
BONDS — (68.4%)
AUSTRALIA — (0.6%)
Commonwealth Bank of Australia
(e) 3.625%, 04/05/11	5,800	$7,973,638
Westpac Banking Corp.
(g) 4.875%, 04/13/11	5,639	9,091,309
(u) 2.250%, 11/19/12	10,000	10,191,150

TOTAL AUSTRALIA		27,256,097

AUSTRIA — (3.0%)
Asfinag
(u) 2.000%, 10/22/12	6,900	7,053,104
Erste Group Bank AG
(e) 2.250%, 05/13/11	8,400	11,527,993
Oesterreichische Volksbanken AG
(e) 3.000%, 02/09/12	5,000	6,946,254
Oesterreichische Kontrollbank AG
(u) 4.750%, 11/08/11	64,350	66,411,452
(u) 4.750%, 10/16/12	43,621	46,474,991

TOTAL AUSTRIA		138,413,794

CANADA — (14.4%)
Alberta Capital Finance Authority
5.850%, 06/01/12	6,500	6,857,408
Bank of Nova Scotia
3.030%, 06/04/12	112,100	113,773,636
British Columbia, Province of Canada
5.750%, 01/09/12	95,000	98,757,877
4.700%, 12/18/12	16,400	17,268,847
Canada Housing Trust
4.000%, 06/15/12	70,000	72,236,980
4.550%, 12/15/12	44,000	46,216,807
Canadian Government Bond
1.500%, 06/01/12	83,600	83,582,468
Municipal Finance Authority of British Columbia
5.250%, 12/03/12	7,800	8,267,369
Ontario, Province of Canada
4.400%, 12/02/11	41,000	41,981,854
(u) 5.125%, 07/17/12	8,000	8,511,728
(u) 1.875%, 11/19/12	20,865	21,271,242
4.500%, 12/02/12	43,600	45,681,706
Royal Bank of Canada
4.920%, 07/06/11	8,000	8,111,130

	Face Amount^	Value†

	(000)
CANADA — (Continued)
(u) 5.650%, 07/20/11	3,500	$3,586,765
(e) 5.750%, 07/25/11	48,000	66,978,789
4.530%, 05/07/12	10,800	11,159,587
5.200%, 08/15/12	13,200	13,834,987

TOTAL CANADA		668,079,180

DENMARK — (4.1%)
Danske Bank A.S.
(u) 2.500%, 05/10/12	81,000	82,877,580
Denmark Government International Bond
(u) 1.875%, 03/16/12	72,000	73,112,400
FIH Erhvervsbank A.S.
(u) 2.450%, 08/17/12	34,200	35,042,722

TOTAL DENMARK		191,032,702

FRANCE — (7.8%)
Agence Francaise de Developpement
(u) 2.250%, 05/22/12	32,500	33,050,550
BNP Paribas
(u) 2.125%, 12/21/12	20,000	20,319,120
Caisse d’Amortissement de la Dette Sociale
(u) 4.125%, 12/09/11	10,000	10,298,480
(u) 2.250%, 07/06/12	75,300	76,811,196
(u) 5.375%, 07/17/12	4,900	5,234,405
(u) 1.625%, 11/27/12	17,600	17,867,080
Caisse des Depots et Consignations
(u) 3.000%, 06/22/12	6,200	6,404,817
French Treasury Note BTAN
(e) 0.750%, 09/20/12	47,800	64,750,289
Societe Financement de l’Economie Francaise
(e) 2.375%, 03/10/12	10,000	13,879,378
(u) 2.375%, 03/26/12	84,000	85,722,000
(u) 2.250%, 06/11/12	12,000	12,307,608
Total Capital SA
(u) 5.000%, 10/10/11	3,500	3,596,912
(u) 5.000%, 05/22/12	9,000	9,464,382

TOTAL FRANCE		359,706,217

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†

	(000)
GERMANY — (8.8%)
HSH Nordbank AG
(e) 2.250%, 07/23/12	17,000	$23,540,408
IKB Deutsche Industriebank AG
(e) 2.875%, 01/27/12	20,000	27,820,450
(e) 2.125%, 09/10/12	39,200	54,102,258
Kreditanstalt fuer Wiederaufbau
(g) 5.250%, 01/12/12	20,000	33,344,518
#(u) 2.250%, 04/16/12	38,209	38,977,192
(u) 4.750%, 05/15/12	14,000	14,739,662
(u) 1.875%, 01/14/13	21,000	21,427,077
Landeskreditbank Baden-Wuerttemberg Foerderbank
(u) 4.875%, 01/13/12	19,000	19,771,115
(u) 2.000%, 10/01/12	80,400	81,975,036
Landwirtschaftliche Rentenbank
(g) 5.250%, 01/18/12	11,900	19,823,519
(u) 3.000%, 04/16/12	27,546	28,386,208
(u) 1.875%, 09/24/12	37,000	37,702,186
(c) 4.250%, 11/16/12	6,600	6,865,621

TOTAL GERMANY		408,475,250

JAPAN — (2.0%)
Japan Finance Corp.
(u) 1.500%, 07/06/12	26,000	26,210,990
(u) 2.125%, 11/05/12	63,700	64,871,124

TOTAL JAPAN		91,082,114

NETHERLANDS — (8.9%)
Bank Nederlandse Gemeenten
(g) 4.500%, 08/16/11	18,000	29,359,791
(u) 2.250%, 01/17/12	12,000	12,192,708
(g) 5.750%, 03/07/12	25,194	42,261,849
(u) 2.000%, 09/17/12	29,000	29,594,210
(g) 4.375%, 12/14/12	3,700	6,203,473
Nederlandse Waterschapsbank NV
(u) 1.375%, 02/17/12	18,800	18,986,571
(u) 5.375%, 09/04/12	70,200	75,250,890
Netherlands Government Bond
(e) 2.500%, 01/15/12	56,000	77,700,594
NIBC Bank NV
(e) 3.625%, 12/19/11	35,000	48,867,980
Rabobank Nederland NV
(g) 5.000%, 04/11/11	4,870	7,850,833

	Face Amount^	Value†

	(000)
NETHERLANDS — (Continued)
(u) 5.000%, 01/25/12	26,800	$27,869,829
(u) 3.000%, 09/18/12	35,000	36,103,900

TOTAL NETHERLANDS		412,242,628

NEW ZEALAND — (1.3%)
ANZ National Int’l, Ltd.
#(u) 3.250%, 04/02/12	15,000	15,419,805
Westpac Securities NZ, Ltd.
(u) 2.500%, 05/25/12	43,680	44,642,358

TOTAL NEW ZEALAND		60,062,163

NORWAY — (1.7%)
Kommunalbanken AS
(u) 3.250%, 06/15/11	23,832	24,088,408
(u) 5.125%, 10/14/11	13,000	13,427,258
(u) 2.875%, 06/22/12	38,000	39,273,760

TOTAL NORWAY		76,789,426

SPAIN — (0.5%)
Instituto de Credito Oficial
(u) 3.000%, 03/15/11	5,000	5,003,235
(g) 4.500%, 12/07/11	10,000	16,095,819

TOTAL SPAIN		21,099,054

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.5%)
African Development Bank
(c) 4.850%, 07/24/12	6,000	6,275,029
Council of Europe Development Bank
(u) 3.375%, 09/15/11	6,000	6,112,602
(g) 4.625%, 03/07/12	5,000	8,308,514
Eurofima
(u) 5.125%, 08/02/12	4,000	4,253,680
European Investment Bank
(u) 3.250%, 10/14/11	30,100	30,709,164
(u) 2.625%, 11/15/11	32,000	32,598,144
(u) 2.000%, 02/10/12	10,000	10,142,680
(g) 5.000%, 03/07/12	6,000	10,019,704
(g) 4.750%, 06/06/12	20,200	33,851,625
European Union
(e) 3.250%, 12/09/11	10,000	13,931,857

DFA ONE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†

	(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Inter-American Development Bank
(c) 4.250%, 12/02/12	6,560	$6,851,199

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS		163,054,198

SWEDEN — (2.4%)
Kommuninvest I Sverige
(u) 5.375%, 06/15/11	2,900	2,958,206
(u) 5.375%, 07/03/12	71,000	75,677,409
(u) 2.125%, 09/17/12	30,000	30,620,940

TOTAL SWEDEN		109,256,555

UNITED KINGDOM — (5.0%)
Barclays Bank P.L.C.
2.875%, 12/23/11	49,300	80,193,034
(u) 5.450%, 09/12/12	36,000	38,378,484
Clydesdale Bank P.L.C.
3.375%, 12/09/11	8,400	13,727,514
Lloyds TSB Bank P.L.C.
4.000%, 11/17/11	20,000	32,762,312
(u) 2.800%, 04/02/12	23,000	23,573,022
Nationwide Building Society
3.750%, 11/21/11	5,000	8,172,990
Royal Bank of Scotland P.L.C. (The)
4.125%, 11/14/11	21,000	34,447,589

TOTAL UNITED KINGDOM		231,254,945

UNITED STATES — (4.4%)
Bear Stearns Cos. LLC (The)
6.950%, 08/10/12	$15,000	16,335,180
General Electric Capital Corp.
(g) 2.750%, 12/07/11	52,300	84,904,376
3.500%, 08/13/12	28,000	28,977,760
5.250%, 10/19/12	10,000	10,666,380
JPMorgan Chase & Co.
(g) 3.750%, 12/12/11	4,000	6,548,752
5.375%, 10/01/12	11,844	12,695,299
Morgan Stanley
1.950%, 06/20/12	31,200	31,791,396

	Face Amount	Value†

	(000)
UNITED STATES — (Continued)
Wachovia Corp.
5.300%, 10/15/11	$13,000	$13,433,836

TOTAL UNITED STATES		205,352,979

TOTAL BONDS		3,163,157,302

AGENCY OBLIGATIONS — (23.8%)
Federal Farm Credit Bank
0.950%, 03/05/12	26,400	26,563,231
# 2.250%, 04/24/12	25,000	25,547,625
Federal Home Loan Bank
# 1.125%, 05/18/12	105,000	105,923,160
# 1.375%, 06/08/12	25,000	25,307,150
1.875%, 06/20/12	89,000	90,721,349
# 0.875%, 08/22/12	25,000	25,135,150
1.750%, 08/22/12	49,200	50,133,176
1.500%, 01/16/13	20,000	20,295,400
Federal Home Loan Mortgage Corporation
2.125%, 03/23/12	50,000	50,974,850
1.125%, 04/25/12	85,000	85,731,765
# 1.750%, 06/15/12	16,000	16,280,000
# 5.125%, 07/15/12	25,000	26,665,175
1.125%, 07/27/12	50,000	50,473,600
# 5.500%, 08/20/12	76,000	81,839,688
# 2.125%, 09/21/12	20,000	20,513,440
# 0.375%, 11/30/12	25,000	24,896,425
# 4.125%, 12/21/12	40,000	42,605,880
# 0.625%, 12/28/12	25,000	25,000,275
0.750%, 12/28/12	25,000	25,059,475
1.375%, 01/09/13	15,000	15,209,115
Federal National Mortgage Association
1.500%, 03/15/12	20,000	20,248,700
# 1.875%, 04/20/12	136,000	138,404,208
4.375%, 09/15/12	94,000	99,810,704
# 0.500%, 10/30/12	10,000	9,987,110

TOTAL AGENCY OBLIGATIONS		1,103,326,651

TEMPORARY CASH INVESTMENTS — (1.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/11 (Collateralized by $44,010,000 FNMA 2.24%, 07/06/15, valued at $45,165,263) to be repurchased at $44,493,235	44,493	44,493,000

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Shares	Value†
SECURITIES LENDING COLLATERAL — (6.8%)
§@ DFA Short Term Investment Fund	316,478,500	$316,478,500

Value†

TOTAL INVESTMENTS — (100.0%)
(Cost $4,592,116,127)##	$4,627,455,453

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$27,256,097	—	$27,256,097
Austria	—	138,413,794	—	138,413,794
Canada	—	668,079,180	—	668,079,180
Denmark	—	191,032,702	—	191,032,702
France	—	359,706,217	—	359,706,217
Germany	—	408,475,250	—	408,475,250
Japan	—	91,082,114	—	91,082,114
Netherlands	—	412,242,628	—	412,242,628
New Zealand	—	60,062,163	—	60,062,163
Norway	—	76,789,426	—	76,789,426
Spain	—	21,099,054	—	21,099,054
Supranational Organization Obligations	—	163,054,198	—	163,054,198
Sweden	—	109,256,555	—	109,256,555
United Kingdom	—	231,254,945	—	231,254,945
United States	—	205,352,979	—	205,352,979
Agency Obligations	—	1,103,326,651	—	1,103,326,651
Temporary Cash Investments	—	44,493,000	—	44,493,000
Securities Lending Collateral	—	316,478,500	—	316,478,500
Forward Foreign Currency Contracts**	—	(17,135,531)	—	(17,135,531)

TOTAL	—	$4,610,319,922	—	$4,610,319,922

**	Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Schedules of Investments.

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Face Amount^	Value†

	(000)
BONDS — (89.4%)
AUSTRALIA — (4.9%)
Australia & New Zealand Banking Group, Ltd.
(u) 5.500%, 05/24/11	1,311	$1,327,728
Commonwealth Bank of Australia
8.500%, 06/24/11	1,300	1,311,162
(z) 4.000%, 02/20/12	4,581	3,548,945
5.250%, 04/17/12	8,800	8,751,232
General Electric Capital Australia Funding Pty, Ltd.
8.000%, 02/13/12	1,000	1,019,622
National Australia Bank, Ltd.
4.250%, 01/27/12	530	521,662
5.250%, 05/04/12	9,600	9,547,372
Toyota Finance Australia, Ltd.
5.460%, 12/17/12	3,200	3,131,055
Westpac Banking Corp.
7.250%, 09/24/12	1,500	1,529,900

TOTAL AUSTRALIA		30,688,678

AUSTRIA — (4.7%)
Asfinag
(u) 2.000%, 10/22/12	9,500	9,710,795
Austria Government International Bond
(u) 5.500%, 02/22/12	4,000	4,207,240
Oesterreichische Kontrollbank AG
(u) 1.875%, 03/21/12	5,000	5,070,745
(u) 4.750%, 10/16/12	9,414	10,029,930

TOTAL AUSTRIA		29,018,710

CANADA — (11.8%)
Alberta Capital Finance Authority
5.850%, 06/01/12	9,100	9,600,370
Bank of Nova Scotia
3.030%, 06/04/12	9,500	9,641,834
British Columbia, Province of Canada
4.700%, 12/18/12	11,000	11,582,763
Canada Housing Trust
4.000%, 06/15/12	6,100	6,294,937
Canada Mortgage & Housing Corp.
5.500%, 06/01/12	3,208	3,371,003
Canadian Government Bond
1.500%, 03/01/12	4,200	4,202,349
1.500%, 06/01/12	9,900	9,897,924

	Face Amount^	Value†

	(000)
CANADA — (Continued)
Ontario, Province of Canada
4.400%, 12/02/11	5,000	$5,119,738
(u) 4.950%, 06/01/12	5,500	5,812,867
5.375%, 12/02/12	4,000	4,253,538
Royal Bank of Canada
5.200%, 08/15/12	3,500	3,668,368

TOTAL CANADA		73,445,691

DENMARK — (3.7%)
Danske Bank A.S.
(u) 2.500%, 05/10/12	10,000	10,231,800
Denmark Government International Bond
(u) 1.875%, 03/16/12	7,200	7,311,240
FIH Erhvervsbank A.S.
(u) 1.750%, 12/06/12	5,000	5,068,750
Kommunekredit
(n) 5.100%, 11/23/11	2,500	440,182

TOTAL DENMARK		23,051,972

FRANCE — (8.8%)
Agence Francaise de Developpement
(u) 2.250%, 05/22/12	5,000	5,084,700
Caisse d’Amortissement de la Dette Sociale
(u) 2.250%, 07/06/12	9,800	9,996,676
(u) 5.375%, 07/17/12	3,000	3,204,738
(u) 1.625%, 11/27/12	2,400	2,436,420
Caisse des Depots et Consignations
(u) 3.000%, 06/22/12	2,000	2,066,070
French Treasury Note BTAN
(e) 0.750%, 09/20/12	7,000	9,482,260
Reseau Ferre de France
(t) 5.375%, 06/07/12	2,500	2,490,882
Societe Financement de l’Economie Francaise
(u) 2.250%, 06/11/12	5,000	5,128,170
Total Capital SA
(u) 5.000%, 10/10/11	2,500	2,569,222
(g) 4.625%, 03/07/12	5,000	8,265,048
(u) 5.000%, 05/22/12	1,800	1,892,876
(z) 6.500%, 07/20/12	2,200	1,754,669

TOTAL FRANCE		54,371,731

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†

	(000)
GERMANY — (10.0%)
IKB Deutsche Industriebank AG
(e) 2.875%, 01/27/12	6,000	$8,346,135
Kreditanstalt fuer Wiederaufbau
(n) 5.250%, 05/16/11	32,500	5,654,192
(z) 6.500%, 11/15/11	7,695	6,064,336
(u) 2.250%, 04/16/12	800	816,084
(u) 1.875%, 01/14/13	3,700	3,775,247
Landesbank Hessen-Thueringen Girozentrale
(g) 5.375%, 03/07/12	2,000	3,321,586
Landeskreditbank Baden-Wuerttemberg Foerderbank
(u) 4.125%, 07/15/11	3,000	3,051,513
(u) 4.875%, 01/13/12	6,000	6,243,510
(u) 2.000%, 10/01/12	3,000	3,058,770
Landwirtschaftliche Rentenbank
(t) 6.500%, 05/04/11	3,097	3,094,809
(u) 3.000%, 04/16/12	8,800	9,068,418
(u) 5.250%, 07/02/12	1,800	1,916,071
State of North Rhine-Westphalia
(n) 5.000%, 04/30/12	43,000	7,637,462

TOTAL GERMANY		62,048,133

JAPAN — (2.0%)
Japan Finance Corp.
(u) 1.500%, 07/06/12	12,000	12,097,380

NETHERLANDS — (8.6%)
Bank Nederlandse Gemeenten
(z) 6.750%, 09/21/11	929	730,531
(s) 3.875%, 01/11/12	48,970	7,661,715
(g) 5.750%, 03/07/12	4,700	7,884,047
Nederlandse Waterschapsbank NV
(t) 7.375%, 02/18/11	4,000	3,989,795
(u) 1.375%, 02/17/12	2,700	2,726,795
(u) 5.375%, 09/04/12	4,000	4,287,800
Rabobank Nederland NV
(z) 4.750%, 12/07/11	8,800	6,841,553
(n) 4.000%, 02/02/12	44,000	7,728,013
(n) 3.000%, 04/03/12	10,000	1,726,407
SNS Bank NV
(e) 2.875%, 01/30/12	7,000	9,728,292

TOTAL NETHERLANDS		53,304,948

	Face Amount^	Value†

	(000)
NEW ZEALAND — (1.9%)
ANZ National Int’l, Ltd.
(u) 3.250%, 04/02/12	2,200	$2,261,571
Westpac Securities NZ, Ltd.
(u) 2.500%, 05/25/12	9,000	9,198,288

TOTAL NEW ZEALAND		11,459,859

NORWAY — (2.9%)
Eksportfinans ASA
(c) 4.000%, 01/25/12	2,350	2,382,351
Kommunalbanken AS
3.500%, 03/01/11	9,290	1,610,240
(z) 2.700%, 03/15/11	2,000	1,542,181
4.250%, 10/24/11	25,000	4,390,207
4.000%, 11/02/11	34,770	6,083,251
2.750%, 07/24/12	13,000	2,250,548

TOTAL NORWAY		18,258,778

SPAIN — (0.7%)
Instituto de Credito Oficial
(u) 1.875%, 04/15/11	1,700	1,699,660
(n) 5.000%, 10/17/11	15,600	2,667,342

TOTAL SPAIN		4,367,002

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (14.6%)
Asian Development Bank
(t) 6.000%, 05/24/12	2,500	2,519,318
(t) 0.500%, 10/09/12	1,800	1,659,223
Council of Europe Development Bank
(t) 5.500%, 01/18/12	2,400	2,400,215
(g) 4.625%, 03/07/12	4,500	7,477,662
Eurofima
(u) 5.125%, 08/02/12	2,000	2,126,840
(s) 2.000%, 10/30/12	95,000	14,494,546
European Investment Bank
(z) 7.000%, 01/18/12	9,800	7,790,190
(g) 5.000%, 03/07/12	1,000	1,669,951
(g) 4.750%, 06/06/12	800	1,340,658
(n) 3.125%, 01/07/13	29,000	5,048,262
Inter-American Development Bank
(z) 6.125%, 07/19/11	5,300	4,138,869
(z) 7.250%, 05/24/12	6,000	4,830,331
(c) 4.250%, 12/02/12	1,640	1,712,800

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Bank for Reconstruction & Development
(t) 5.520%, 04/18/11	5,847	$5,832,445
(t) 5.760%, 04/26/11	1,200	1,198,014
(t) 3.200%, 01/23/12	1,827	1,775,261
(t) 4.370%, 05/17/12	1,389	1,370,273
International Finance Facility for Immunisation
(z) 2.650%, 02/21/12	11,800	9,003,070
Nordic Investment Bank
(t) 3.100%, 02/02/12	7,200	7,062,803
(n) 2.250%, 08/31/12	40,000	6,887,488

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS		90,338,219

SWEDEN — (7.2%)
City of Gothenburg Sweden
2.500%, 09/27/11	24,000	3,723,086
Kommuninvest I Sverige
(u) 5.375%, 07/03/12	12,200	13,003,724
Nordea Bank AB
5.625%, 09/02/11	98,000	15,458,493
Svensk Exportkredit AB
(z) 5.000%, 08/17/12	16,200	12,621,930

TOTAL SWEDEN		44,807,233

UNITED KINGDOM — (4.5%)
Barclays Bank P.L.C.
2.875%, 12/23/11	5,400	8,783,821
(u) 5.450%, 09/12/12	5,000	5,330,345
Lloyds TSB Bank P.L.C.
2.750%, 03/16/12	1,600	2,604,098
Network Rail Infrastructure Finance P.L.C.
4.875%, 03/07/12	6,900	11,471,994

TOTAL UNITED KINGDOM		28,190,258

UNITED STATES — (3.1%)
General Electric Capital Corp.
(g) 2.750%, 12/07/11	$6,050	9,821,634
6.000%, 06/15/12	1,800	1,920,028
5.250%, 10/19/12	2,000	2,133,276
JPMorgan Chase & Co.
5.375%, 10/01/12	1,500	1,607,814

	Face Amount	Value†
	(000)
UNITED STATES — (Continued)
Mellon Funding Corp.
(g) 6.375%, 11/08/11	$2,330	$3,856,713

TOTAL UNITED STATES		19,339,465

TOTAL BONDS		554,788,057

AGENCY OBLIGATIONS — (8.6%)
Federal Home Loan Bank
1.875%, 06/20/12	5,000	5,096,705
Federal Home Loan Mortgage Corporation
5.125%, 07/15/12	4,000	4,266,428
5.500%, 08/20/12	5,000	5,384,190
4.625%, 10/25/12	7,400	7,920,065
0.375%, 11/30/12	3,300	3,286,328
4.125%, 12/21/12	14,200	15,125,087
1.375%, 01/09/13	1,000	1,013,941
Federal National Mortgage Association
4.375%, 09/15/12	2,000	2,123,632
0.500%, 10/30/12	7,000	6,990,977
4.750%, 11/19/12	2,000	2,148,792

TOTAL AGENCY OBLIGATIONS		53,356,145

TEMPORARY CASH INVESTMENTS — (2.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/11 (Collateralized by $12,125,000 FNMA 2.24%, 07/06/15, valued at $12,443,281) to be repurchased at $12,256,065	12,256	12,256,000

TOTAL INVESTMENTS — (100.0%)
(Cost $601,819,474)##		$620,400,202

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$30,688,678	—	$30,688,678
Austria	—	29,018,710	—	29,018,710
Canada	—	73,445,691	—	73,445,691
Denmark	—	23,051,972	—	23,051,972
France	—	54,371,731	—	54,371,731
Germany	—	62,048,133	—	62,048,133
Japan	—	12,097,380	—	12,097,380
Netherlands	—	53,304,948	—	53,304,948
New Zealand	—	11,459,859	—	11,459,859
Norway	—	18,258,778	—	18,258,778
Spain	—	4,367,002	—	4,367,002
Supranational Organization Obligations	—	90,338,219	—	90,338,219
Sweden	—	44,807,233	—	44,807,233
United Kingdom	—	28,190,258	—	28,190,258
United States	—	19,339,465	—	19,339,465
Agency Obligations	—	53,356,145	—	53,356,145
Temporary Cash Investments	—	12,256,000	—	12,256,000
Forward Foreign Currency Contracts**	—	(3,267,105)	—	(3,267,105)

TOTAL	—	$617,133,097	—	$617,133,097

**	Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Schedules of Investments.

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Face Amount	Value†

	(000)
AGENCY OBLIGATIONS — (99.4%)
Federal Farm Credit Bank
1.750%, 02/21/13	$4,000	$4,076,340
2.625%, 04/17/14	62,500	65,117,000
3.000%, 09/22/14	14,000	14,694,484
1.500%, 11/16/15	29,595	28,775,307
Federal Home Loan Bank
5.750%, 05/15/12	130,000	138,875,750
4.625%, 10/10/12	100,000	106,932,800
1.500%, 01/16/13	107,700	109,290,729
3.375%, 02/27/13	37,300	39,357,580
1.625%, 03/20/13	10,000	10,191,670
1.875%, 06/21/13	5,000	5,121,950
5.125%, 08/14/13	42,000	46,453,176
4.500%, 09/16/13	37,500	40,919,550
3.625%, 10/18/13	46,000	49,113,740
2.375%, 03/14/14	40,000	41,310,800
5.250%, 06/18/14	77,000	87,116,183
5.500%, 08/13/14	119,500	136,197,496
2.750%, 12/12/14	14,000	14,551,390
1.750%, 09/11/15	124,300	122,304,612
1.625%, 09/28/15	5,600	5,485,222
1.625%, 12/11/15	21,500	20,996,836
5.000%, 12/21/15	27,000	30,677,373

TOTAL AGENCY OBLIGATIONS		1,117,559,988

TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/11 (Collateralized by $6,180,000 FNMA 2.24%, 07/06/15, valued at $6,342,225) to be repurchased at $6,244,033	6,244	6,244,000
TOTAL INVESTMENTS — (100.0%)

(Cost $1,100,673,734)##		$1,123,803,988

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,117,559,988	—	$1,117,559,988
Temporary Cash Investments	—	6,244,000	—	6,244,000

TOTAL	—	$1,123,803,988	—	$1,123,803,988

See accompanying Notes to Schedules of Investments.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Face Amount^	Value†

	(000)
BONDS — (80.3%)
AUSTRALIA — (7.4%)
Commonwealth Bank of Australia
#(u) 3.625%, 06/25/14	7,000	$7,465,234
#(u) 2.900%, 09/17/14	7,700	8,013,529
(u) 2.700%, 11/25/14	2,700	2,787,561
(u) 3.500%, 03/19/15	31,000	31,955,761
National Australia Bank, Ltd.
(g) 5.375%, 12/08/14	64,115	109,911,274
Suncorp Group, Ltd.
(g) 4.000%, 01/16/14	63,705	106,467,883
Westpac Banking Corp.
(u) 2.900%, 09/10/14	15,000	15,612,945
(u) 4.200%, 02/27/15	2,500	2,642,978
#(u) 3.000%, 08/04/15	57,135	57,218,703
(u) 3.000%, 12/09/15	20,000	20,012,980

TOTAL AUSTRALIA		362,088,848

AUSTRIA — (1.3%)
Austria Government International Bond
(u) 5.000%, 05/19/14	14,000	15,458,212
Oesterreichische Kontrollbank AG
#(u) 1.750%, 10/05/15	50,000	48,690,100

TOTAL AUSTRIA		64,148,312

BELGIUM — (1.5%)
Belgium Government International Bond
(u) 2.875%, 09/15/14	15,000	14,944,695
(u) 2.750%, 03/05/15	62,000	60,561,042

TOTAL BELGIUM		75,505,737

CANADA — (7.3%)
Bank of Nova Scotia
#(u) 3.400%, 01/22/15	31,536	32,765,557
#(u) 2.050%, 10/07/15	83,000	81,305,555
British Columbia, Province of Canada
(u) 2.850%, 06/15/15	10,000	10,288,010
Export Development Canada
(g) 3.625%, 09/07/15	54,751	91,344,818
Manitoba, Province of Canada
(u) 2.625%, 07/15/15	19,700	20,149,731
Ontario, Province of Canada
(u) 4.500%, 02/03/15	5,000	5,465,130

	Face Amount^	Value†

	(000)
CANADA — (Continued)
#(u) 2.950%, 02/05/15	9,000	$9,290,664
#(u) 2.700%, 06/16/15	55,000	56,012,220
#(u) 1.875%, 09/15/15	49,000	48,060,670
Royal Bank of Canada
(u) 2.625%, 12/15/15	5,300	5,307,139

TOTAL CANADA		359,989,494

FRANCE — (8.4%)
Agence Francaise de Developpement
(u) 2.500%, 07/15/15	25,000	25,175,500
BNP Paribas
#(u) 3.250%, 03/11/15	101,100	102,102,710
Caisse d’Amortissement de la Dette Sociale
(u) 3.500%, 07/01/14	63,833	67,892,779
(u) 2.250%, 12/07/15	38,000	58,812,213
Societe Financement de l’Economie Francaise
(u) 2.875%, 09/22/14	94,600	98,431,868
Total Capital SA
(u) 2.875%, 03/18/15	9,200	9,422,198
#(u) 3.000%, 06/24/15	48,250	49,520,181

TOTAL FRANCE		411,357,449

GERMANY — (4.9%)
Kreditanstalt fuer Wiederaufbau
(g) 3.250%, 02/24/14	10,000	16,425,447
(u) 5.000%, 10/31/14	9,500	10,621,294
(g) 3.125%, 12/08/14	52,000	85,030,745
(u) 4.375%, 07/21/15	1,000	1,098,972
(u) 1.250%, 10/26/15	17,000	16,296,591
Landeskreditbank Baden-Wuerttemberg Foerderbank
(u) 2.750%, 05/26/15	3,271	3,333,192
Landwirtschaftliche Rentenbank
#(u) 3.125%, 07/15/15	104,200	108,286,307

TOTAL GERMANY		241,092,548

IRELAND — (0.2%)
GE Capital UK Funding (g) 5.625%, 12/12/14	7,097	12,179,501

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†

	(000)
JAPAN — (2.2%)
Development Bank of Japan
(u) 2.875%, 04/20/15	23,000	$23,818,179
Japan Finance Corp.
(u) 1.875%, 09/24/15	74,100	72,431,935
(u) 2.500%, 01/21/16	13,000	12,981,839

TOTAL JAPAN		109,231,953

NETHERLANDS — (7.8%)
Bank Nederlandse Gemeenten
(u) 3.125%, 01/12/15	5,000	5,202,625
(g) 4.375%, 01/19/15	1,087	1,840,179
(u) 2.750%, 07/01/15	45,000	45,929,925
(u) 1.750%, 10/06/15	55,200	53,415,991
(g) 2.375%, 12/23/15	15,000	23,273,614
Nederlandse Waterschapsbank NV
(u) 3.000%, 03/17/15	114,634	118,330,488
(g) 5.625%, 11/17/15	2,033	3,612,606
Rabobank Nederland NV
(u) 4.200%, 05/13/14	13,000	13,832,377
(g) 5.125%, 10/27/14	15,838	27,303,496
(g) 4.000%, 09/10/15	27,000	44,385,209
(u) 2.125%, 10/13/15	40,000	38,639,760
Shell International Finance BV
(u) 3.100%, 06/28/15	8,071	8,327,803

TOTAL NETHERLANDS		384,094,073

NEW ZEALAND — (0.9%)
ASB Finance, Ltd.
(g) 3.250%, 12/09/13	10,000	16,215,477
Westpac Securities NZ, Ltd.
(u) 3.450%, 07/28/14	28,100	29,814,100

TOTAL NEW ZEALAND		46,029,577

NORWAY — (4.3%)
Eksportfinans ASA
#(u) 3.000%, 11/17/14	82,439	85,385,370
(u) 2.000%, 09/15/15	37,000	36,253,155
Kommunalbanken AS
(u) 2.875%, 10/27/14	20,000	20,740,300
(u) 2.750%, 05/05/15	67,570	69,111,947

TOTAL NORWAY		211,490,772

SPAIN — (0.8%)
Instituto de Credito Oficial
(g) 4.500%, 03/07/13	4,840	7,736,966

	Face Amount^	Value†

	(000)
SPAIN — (Continued)
(g) 4.000%, 12/08/14	19,368	$29,327,027

TOTAL SPAIN		37,063,993

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (14.0%)
Asian Development Bank
#(u) 2.625%, 02/09/15	78,300	80,623,161
Council of Europe Development Bank
(u) 4.500%, 06/30/14	53,400	58,444,645
(u) 2.750%, 02/10/15	30,000	30,823,770
(u) 4.000%, 04/15/15	9,000	9,712,656
Eurofima
(g) 6.125%, 10/14/14	11,400	20,434,498
(u) 4.500%, 03/06/15	8,000	8,732,696
European Bank for Reconstruction & Development
(g) 5.875%, 08/04/14	9,802	17,514,767
#(u) 1.625%, 09/03/15	54,000	52,787,592
European Investment Bank
(g) 6.250%, 04/15/14	21,600	38,684,953
#(u) 2.875%, 01/15/15	17,000	17,677,178
(u) 2.750%, 03/23/15	9,000	9,275,778
(g) 4.375%, 07/08/15	31,000	52,817,081
Inter-American Development Bank
#(u) 4.500%, 09/15/14	23,000	25,403,684
#(u) 2.250%, 07/15/15	63,400	64,337,115
International Bank for Reconstruction & Development
(u) 2.375%, 05/26/15	23,000	23,548,895
International Finance Corp.
#(u) 2.750%, 04/20/15	2,000	2,051,954
International Finance Facility for Immunisation
(g) 3.375%, 05/15/14	35,175	58,159,767
Nordic Investment Bank
(u) 2.625%, 10/06/14	52,725	54,636,176
(g) 5.750%, 12/16/14	2,225	3,993,437
#(u) 2.500%, 07/15/15	58,400	59,574,424

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS		689,234,227

SWEDEN — (2.7%)
Nordea Bank AB
(u) 3.700%, 11/13/14	10,100	10,491,466

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†

	(000)
SWEDEN — (Continued)
Svensk Exportkredit AB
(u) 3.250%, 09/16/14	101,010	$106,027,975
(u) 1.750%, 10/20/15	17,000	16,498,942

TOTAL SWEDEN		133,018,383

UNITED KINGDOM — (5.6%)
Abbey National Treasury Services P.L.C.
5.500%, 06/18/14	18,600	30,942,113
Barclays Bank P.L.C.
#(u) 5.200%, 07/10/14	78,800	85,544,650
#(u) 3.900%, 04/07/15	20,000	20,626,160
Network Rail Infrastructure Finance P.L.C.
4.875%, 11/27/15	10,000	17,406,176
United Kingdom Gilt
2.750%, 01/22/15	68,000	110,875,226
4.750%, 09/07/15	7,000	12,324,227

TOTAL UNITED KINGDOM		277,718,552

UNITED STATES — (11.0%)
Bank of New York Mellon Corp. (The)
4.300%, 05/15/14	$58,200	62,812,001
# 2.950%, 06/18/15	31,645	32,367,930
2.500%, 01/15/16	10,800	10,741,356
Colgate-Palmolive Co.
3.150%, 08/05/15	10,285	10,713,031
General Electric Capital Corp.
4.875%, 03/04/15	5,000	5,351,710
# 3.500%, 06/29/15	82,800	84,708,540
2.250%, 11/09/15	25,000	24,037,325
Mellon Funding Corp.
5.200%, 05/15/14	11,760	12,969,622
Microsoft Corp.
2.950%, 06/01/14	37,550	39,165,889
1.625%, 09/25/15	37,000	36,129,390
Novartis Capital Corp.
2.900%, 04/24/15	4,500	4,638,289
Procter & Gamble Co. (The)
1.800%, 11/15/15	5,415	5,316,875
Toyota Motor Credit Corp.
2.800%, 01/11/16	100,000	101,407,900
Wal-Mart Stores, Inc.
# 2.875%, 04/01/15	2,500	2,561,812

	Face Amount	Value†

	(000)
UNITED STATES — (Continued)
2.250%, 07/08/15	$15,000	$14,994,975
1.500%, 10/25/15	97,000	93,198,667

TOTAL UNITED STATES		541,115,312

TOTAL BONDS		3,955,358,731

AGENCY OBLIGATIONS — (8.1%)
Federal Home Loan Bank
2.750%, 12/12/14	62,500	64,961,562
Federal Home Loan Mortgage Corporation
# 4.500%, 01/15/15	74,000	81,907,048
# 2.875%, 02/09/15	107,000	111,727,260
Federal National Mortgage Association
# 5.000%, 04/15/15	24,000	26,997,408
# 2.375%, 07/28/15	67,000	67,923,595
# 1.625%, 10/26/15	47,000	45,738,661

TOTAL AGENCY OBLIGATIONS		399,255,534

TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/11 (Collateralized by $40,980,000 FNMA 2.24%, 07/06/15, valued at $42,055,725) to be repurchased at $41,430,219	41,430	41,430,000

	Shares

SECURITIES LENDING COLLATERAL — (10.8%)
§@ DFA Short Term Investment Fund	530,234,995	530,234,995

TOTAL INVESTMENTS — (100.0%)
(Cost $4,885,555,578)##		$4,926,279,260

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$362,088,848	—	$362,088,848
Austria	—	64,148,312	—	64,148,312
Belgium	—	75,505,737	—	75,505,737
Canada	—	359,989,494	—	359,989,494
France	—	411,357,449	—	411,357,449
Germany	—	241,092,548	—	241,092,548
Ireland	—	12,179,501	—	12,179,501
Japan	—	109,231,953	—	109,231,953
Netherlands	—	384,094,073	—	384,094,073
New Zealand	—	46,029,577	—	46,029,577
Norway	—	211,490,772	—	211,490,772
Spain	—	37,063,993	—	37,063,993
Supranational Organization Obligations	—	689,234,227	—	689,234,227
Sweden	—	133,018,383	—	133,018,383
United Kingdom	—	277,718,552	—	277,718,552
United States	—	541,115,312	—	541,115,312
Agency Obligations	—	399,255,534	—	399,255,534
Temporary Cash Investments	—	41,430,000	—	41,430,000
Securities Lending Collateral	—	530,234,995	—	530,234,995
Forward Foreign Currency Contracts**	—	(21,370,821)	—	(21,370,821)

TOTAL	—	$4,904,908,439	—	$4,904,908,439

**	Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Schedules of Investments.

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Face Amount	Value†

	(000)
AGENCY OBLIGATIONS — (65.4%)
Federal Farm Credit Bank
4.500%, 03/14/12	$8,500	$8,889,606
4.625%, 03/16/12	7,000	7,332,087
5.000%, 06/01/12	4,295	4,553,276
4.480%, 08/24/12	12,000	12,733,512
6.280%, 11/26/12	3,000	3,306,342
4.400%, 01/03/13	11,000	11,785,037
4.150%, 05/15/13	10,000	10,750,030
5.580%, 07/03/13	23,000	25,569,077
3.880%, 07/08/13	7,000	7,497,217
4.920%, 08/26/13	4,125	4,535,759
4.710%, 10/18/13	7,000	7,681,464
4.900%, 01/16/14	5,700	6,276,299
5.300%, 02/18/14	12,000	13,456,632
5.250%, 06/05/14	14,400	16,235,050
4.375%, 06/30/14	3,915	4,320,340
3.000%, 09/22/14	7,000	7,347,242
8.160%, 09/30/14	3,615	4,474,192
4.700%, 12/10/14	4,000	4,468,888
4.550%, 02/03/15	4,500	5,008,419
4.375%, 02/17/15	14,300	15,819,103
4.875%, 12/16/15	15,000	16,851,165
6.030%, 03/21/16	4,700	5,548,045
5.125%, 08/25/16	8,000	9,072,336
5.050%, 03/08/17	10,000	11,243,170
5.625%, 08/18/17	4,000	4,658,072
5.100%, 09/03/19	9,000	10,096,623
5.320%, 09/03/19	21,300	23,821,153
5.150%, 11/15/19	11,200	12,495,336
4.670%, 05/07/20	5,600	6,051,024
5.350%, 08/07/20	6,700	7,612,781
5.250%, 03/02/21	6,100	6,850,520
5.220%, 02/22/22	5,000	5,598,975
5.210%, 12/19/22	21,200	23,340,818
5.250%, 03/06/23	6,000	6,641,982
5.220%, 05/15/23	48,100	53,581,428
Federal Home Loan Bank
5.750%, 05/15/12	8,300	8,866,683
4.625%, 08/15/12	15,175	16,128,339
4.500%, 11/15/12	18,000	19,223,244
5.126%, 02/28/13	5,615	6,127,386
3.875%, 06/14/13	12,600	13,494,726
5.375%, 06/14/13	52,400	57,960,898
4.500%, 09/16/13	11,000	12,003,068
6.395%, 06/03/14	5,200	6,051,230
5.250%, 06/18/14	50,300	56,908,364

	Face Amount	Value†

	(000)
6.700%, 06/25/14	$12,500	$14,692,650
5.500%, 08/13/14	35,500	40,460,344
4.500%, 11/14/14	4,000	4,420,796
2.875%, 06/12/15	15,000	15,564,870
2.875%, 09/11/15	10,000	10,353,530
1.375%, 12/11/15	10,000	9,637,590
4.875%, 03/11/16	13,600	15,280,770
5.375%, 05/18/16	44,000	50,995,956
5.375%, 09/09/16	6,000	6,891,084
4.750%, 12/16/16	24,000	26,745,144
3.625%, 03/10/17	20,000	21,000,340
4.875%, 05/17/17	21,000	23,496,858
5.000%, 11/17/17	40,000	45,138,960
5.375%, 05/15/19	4,000	4,500,460
5.125%, 08/15/19	5,295	5,853,400
4.500%, 09/13/19	5,000	5,282,665
4.125%, 12/13/19	20,000	20,612,280
4.125%, 03/13/20	22,000	22,733,942
3.000%, 03/18/20	14,000	13,255,004
3.375%, 06/12/20	13,000	12,604,904
4.625%, 09/11/20	21,200	22,534,731
5.000%, 03/12/21	5,200	5,704,977
5.625%, 06/11/21	7,000	7,957,026
5.000%, 12/10/21	39,500	43,261,664
5.250%, 06/10/22	7,225	8,113,350
5.750%, 06/10/22	19,500	22,687,958
5.375%, 09/30/22	14,600	16,524,353
4.750%, 03/10/23	32,200	34,588,821
5.375%, 08/15/24	9,000	10,009,080
Tennessee Valley Authority
6.790%, 05/23/12	37,600	40,709,633
6.000%, 03/15/13	28,100	31,141,600
4.750%, 08/01/13	12,500	13,663,312
4.375%, 06/15/15	13,500	14,807,313
5.500%, 07/18/17	8,500	9,784,868
6.250%, 12/15/17	11,000	13,109,085
4.500%, 04/01/18	25,500	27,801,604

TOTAL AGENCY OBLIGATIONS		1,274,187,860

U.S. TREASURY OBLIGATIONS — (33.8%)
U.S. Treasury Bonds
11.250%, 02/15/15	25,000	34,615,225
10.625%, 08/15/15	11,000	15,303,750
9.875%, 11/15/15	14,800	20,308,382
9.250%, 02/15/16	38,500	52,140,434
7.250%, 05/15/16	13,000	16,416,556

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)
7.500%, 11/15/16	$17,800	$22,906,375
9.000%, 11/15/18	12,200	17,537,500
8.125%, 08/15/19	3,800	5,280,814
8.750%, 08/15/20	19,700	28,681,979
8.125%, 05/15/21	27,100	38,278,750
7.250%, 08/15/22	28,000	37,646,868
6.250%, 08/15/23	35,000	43,596,875
7.500%, 11/15/24	41,300	57,181,130
U.S. Treasury Notes
4.875%, 02/15/12	47,800	50,055,586
4.375%, 08/15/12	54,700	58,039,708
4.000%, 11/15/12	9,700	10,307,385
3.875%, 02/15/13	27,600	29,460,847
3.625%, 05/15/13	7,700	8,224,562
4.250%, 08/15/13	30,100	32,754,910
4.000%, 02/15/14	10,500	11,457,306
4.250%, 08/15/14	15,500	17,150,502
4.250%, 11/15/14	7,500	8,315,040
4.125%, 05/15/15	10,000	11,057,030
2.625%, 02/29/16	10,000	10,309,380

	Face Amount	Value†

	(000)
4.875%, 08/15/16	$8,200	$9,375,544
3.000%, 09/30/16	12,000	12,487,500

TOTAL U.S. TREASURY OBLIGATIONS		658,889,938

TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/11 (Collateralized by $14,655,000 FNMA 2.24%, 07/06/15, valued at $15,039,694) to be repurchased at $14,815,078	14,815	14,815,000

TOTAL INVESTMENTS — (100.0%)
(Cost $1,836,676,641)##		$1,947,892,798

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,274,187,860	—	$1,274,187,860
U.S. Treasury Obligations	—	658,889,938	—	658,889,938
Temporary Cash Investments	—	14,815,000	—	14,815,000

TOTAL	—	$1,947,892,798	—	$1,947,892,798

See accompanying Notes to Schedules of Investments.

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Face Amount	Value†

	(000)
U.S. TREASURY OBLIGATIONS — (99.4%)
U.S. Treasury Inflation Notes
1.625%, 01/15/15	$66,800	$82,728,148
1.875%, 07/15/15	103,500	127,858,372
2.000%, 01/15/16	103,910	126,442,774
2.500%, 07/15/16	100,329	123,552,250
2.375%, 01/15/17	100,000	122,415,104
2.625%, 07/15/17	100,000	121,463,247
1.625%, 01/15/18	100,800	113,682,227
1.375%, 07/15/18	72,800	78,535,106
2.125%, 01/15/19	48,000	54,454,328
1.875%, 07/15/19	47,400	53,077,015
1.375%, 01/15/20	53,000	55,900,849
1.250%, 07/15/20	46,000	47,347,942
2.375%, 01/15/25	46,000	58,646,835
2.000%, 01/15/26	47,800	54,904,924
2.375%, 01/15/27	34,800	41,093,123
1.750%, 01/15/28	34,200	35,512,331
3.625%, 04/15/28	38,700	66,071,075
2.500%, 01/15/29	14,300	16,114,690
3.875%, 04/15/29	39,900	69,501,044

TOTAL U.S. TREASURY OBLIGATIONS		1,449,301,384

TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/11 (Collateralized by $8,780,000 FNMA 2.24%, 07/06/15, valued at $9,010,475) to be repurchased at $8,873,047	8,873	8,873,000

TOTAL INVESTMENTS — (100.0%)
(Cost $1,389,011,462)##		$1,458,174,384

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$1,449,301,384	—	$1,449,301,384
Temporary Cash Investments	—	8,873,000	—	8,873,000

TOTAL	—	$1,458,174,384	—	$1,458,174,384

See accompanying Notes to Schedules of Investments.

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Face Amount	Value†

	(000)
MUNICIPAL BONDS — (99.4%)
ALABAMA — (0.4%)
Alabama Water Pollution Control Authority (RB) Series B
2.000%, 08/15/14	$5,255	$5,219,424

ALASKA — (0.4%)
City of Anchorage (GO) Series B (NATL-RE)
5.000%, 12/01/14	3,440	3,884,826
City of Anchorage (GO) Series F (NATL-RE FGIC)
4.250%, 09/01/13	2,385	2,569,718

TOTAL ALASKA		6,454,544

ARIZONA — (4.7%)
Arizona School Facilities Board (GO)
5.000%, 01/01/15	1,125	1,263,521
Arizona State Transportation Board (RB)
5.000%, 07/01/13	8,000	8,754,320
5.000%, 07/01/14	4,815	5,357,988
City of Phoenix (GO) Series A
5.000%, 07/01/14	7,975	8,832,312
City of Scottsdale (GO)
5.000%, 07/01/14	2,500	2,804,950
Maricopa County Community College District (GO) Series A
4.000%, 07/01/13	5,000	5,355,200
Maricopa County Unified School District (GO) (FSA)
5.000%, 07/01/13	6,800	7,395,272
Phoenix Civic Improvement Corp. (RB) (AMBAC)
5.000%, 07/01/14	4,000	4,423,000
Salt River Project Agricultural Improvement & Power District (RB) Series A
5.000%, 01/01/14	7,000	7,735,350
5.000%, 01/01/15	4,430	4,966,562
Salt River Project Agricultural Improvement & Power District (RB) Series B
4.000%, 12/01/14	3,190	3,473,112
Scottsdale Municipal Property Corp. (RB)
5.000%, 07/01/13	3,070	3,347,927

	Face Amount	Value†

	(000)
ARIZONA — (Continued)
Town of Gilbert (GO)
5.000%, 07/01/14	$3,600	$3,948,084

TOTAL ARIZONA		67,657,598

CALIFORNIA — (0.9%)
California State Department of Water Resources Power Supply (RB) (ETM) Series A
5.125%, 05/01/12	1,900	2,027,756
California State Economic Recovery (GO) (ETM) Series A
5.000%, 07/01/12	3,915	4,159,531
5.000%, 07/01/12	4,485	4,729,208
Los Angeles Unified School District (GO) Series E (AMBAC)
5.750%, 07/01/12	2,000	2,139,200

TOTAL CALIFORNIA		13,055,695

COLORADO — (0.4%)
City of Aurora (GO)
5.000%, 12/01/14	4,515	5,084,477

CONNECTICUT — (2.9%)
Connecticut State (GO)
5.000%, 03/15/12	5,000	5,247,350
Connecticut State (GO) Series A
5.000%, 03/01/13	3,855	4,177,085
5.000%, 04/15/13	4,000	4,351,800
Connecticut State (GO) Series B
5.000%, 12/01/13	5,000	5,535,500
Connecticut State (GO) Series C
5.000%, 12/01/13	5,700	6,310,470
5.000%, 12/01/15	4,000	4,549,520
Connecticut State (GO) Series E
5.500%, 11/15/12	3,300	3,578,982
Connecticut State Econonmic Recovery (GO) Series D
5.000%, 01/01/14	3,500	3,867,675
Connecticut State Health & Educational Facility Authority (GO) Series B (MBIA)
5.000%, 12/01/12	4,000	4,309,520

TOTAL CONNECTICUT		41,927,902

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)
DELAWARE — (2.5%)
City of Wilmington (GO) Series A
5.000%, 12/01/14	$2,625	$2,936,351
Delaware State (GO)
5.000%, 08/01/12	11,370	12,120,193
Delaware State (GO) Series B
5.000%, 02/01/11	7,470	7,470,000
5.000%, 02/01/12	5,000	5,227,550
Delaware Transportation Authority (RB) Series A
5.000%, 07/01/15	3,480	3,923,352
5.000%, 07/01/15	4,270	4,813,998

TOTAL DELAWARE		36,491,444

FLORIDA — (4.4%)
Broward County (GO)
5.000%, 01/01/14	5,000	5,543,450
Florida State Board of Education (GO) Series 2006C
5.000%, 06/01/12	2,935	3,103,909
Florida State Board of Education (GO) Series B
5.250%, 06/01/13	3,700	4,045,617
Florida State Board of Education (GO) Series C
5.000%, 06/01/15	6,440	7,239,848
Florida State Board of Education (GO) Series D
5.000%, 06/01/13	13,085	14,232,293
Florida State Board of Education (GO) Series H
5.250%, 06/01/12	4,650	4,932,906
Florida State Board of Education (RB) Series E
5.000%, 06/01/12	3,000	3,174,690
Florida State Department of Environmental Protection Preservation (RB) Series A (AGM)
5.500%, 07/01/13	1,900	2,091,178
Florida State Department of Environmental Protection Preservation (RB) Series A (MBIA)
5.000%, 07/01/11	5,330	5,428,552
5.000%, 07/01/11	5,130	5,225,931

	Face Amount	Value†

	(000)
FLORIDA — (Continued)
Florida State Department of Environmental Protection Preservation (RB) Series B (MBIA)
5.000%, 07/01/11	$5,800	$5,907,242
Johns River Power Park System (RB) Series 21
5.000%, 10/01/11	2,325	2,393,006

TOTAL FLORIDA		63,318,622

GEORGIA — (4.7%)
De Kalb County School District (GO)
5.000%, 02/01/12	21,330	22,291,983
Georgia State (GO) Series C
5.500%, 07/01/12	8,400	8,979,936
Georgia State (GO) Series D
5.000%, 08/01/12	7,100	7,568,458
Georgia State (GO) Series G
5.000%, 10/01/12	8,000	8,583,680
Henry County School District (GO) Series A
5.000%, 04/01/13	14,000	15,187,760
Private Colleges & Universities Authority (RB) Series A
4.750%, 09/01/12	4,450	4,728,659

TOTAL GEORGIA		67,340,476

HAWAII — (3.4%)
City & County of Honolulu (GO) Series A (NATL-RE)
5.000%, 07/01/13	1,445	1,578,720
City & County of Honolulu (GO) Series B (FSA)
5.250%, 07/01/15	4,220	4,798,140
City & County of Honolulu (GO) Series C (MBIA)
5.000%, 07/01/12	5,000	5,296,950
Hawaii State (GO) Series CY (FSA)
5.750%, 02/01/13	4,750	5,196,405
Hawaii State (GO) Series DE
5.000%, 10/01/12	3,340	3,571,562
Hawaii State (GO) Series DG (AMBAC)
5.000%, 07/01/13	6,000	6,567,240
5.000%, 07/01/15	14,725	16,607,591

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)
HAWAII — (Continued)
Hawaii State (GO) Series DT
4.000%, 11/01/14	$4,950	$5,383,768

TOTAL HAWAII		49,000,376

ILLINOIS — (1.5%)
Chicago Park District (GO) Series A (FGIC)
5.250%, 01/01/13	4,935	5,344,753
City of Chicago (GO) Series A (FSA)
5.000%, 01/01/13	8,150	8,606,074
Cook County (GO) Series D (AMBAC)
5.250%, 11/15/12	2,000	2,131,440
Illinois State (GO) First Series (MBIA)
5.125%, 10/01/11	5,300	5,416,918

TOTAL ILLINOIS		21,499,185

KANSAS — (0.4%)
Johnson County Unified School District (GO) Series A (MBIA)
5.000%, 10/01/11	5,770	5,945,408

KENTUCKY — (1.7%)
Kentucky Asset Liability Commission (RB) First Series (MBIA)
5.000%, 09/01/11	14,300	14,646,203
Louisville & Jefferson County Metropolitan Sewer District (RB)
5.000%, 05/15/15	9,415	10,458,182

TOTAL KENTUCKY		25,104,385

MARYLAND — (3.1%)
Baltimore County (GO)
5.000%, 02/01/12	1,700	1,777,010
5.000%, 02/01/14	4,750	5,286,750
Maryland State (GO)
5.250%, 02/15/12	5,000	5,248,200
5.500%, 08/01/13	6,000	6,684,000
Maryland State (GO) Series B
5.000%, 02/15/13	14,000	15,192,380
Maryland State Department of Transportation (RB)
5.000%, 11/01/13	4,120	4,548,439

	Face Amount	Value†

	(000)
MARYLAND — (Continued)
Montgomery County (GO) Series A
5.000%, 08/01/12	$5,990	$6,383,363

TOTAL MARYLAND		45,120,142

MASSACHUSETTS — (3.2%)
City of Boston (GO) Series A
5.000%, 04/01/14	4,650	5,185,680
Commonwealth of Massachusetts (GO)
5.500%, 11/01/14	4,585	5,228,688
Commonwealth of Massachusetts (GO) Series A
5.000%, 08/01/14	4,800	5,361,168
Commonwealth of Massachusetts (GO) Series C (NATL-RE FGIC)
5.500%, 11/01/14	5,000	5,701,950
Commonwealth of Massachusetts (GO) Series D
5.500%, 11/01/13	7,550	8,421,572
Commonwealth of Massachusetts (GO) Series D (NATL-RE)
5.500%, 11/01/12	910	985,594
Commonwealth of Massachusetts (RB) Series A
5.500%, 12/15/13	9,450	10,637,204
University of Massachusetts Building Authority (RB) Series 1
5.250%, 11/01/13	3,490	3,897,562

TOTAL MASSACHUSETTS		45,419,418

MICHIGAN — (2.5%)
Michigan Municipal Bond Authority (RB)
5.000%, 10/01/13	3,240	3,565,037
5.500%, 10/01/13	15,085	16,795,488
Michigan State (GO)
5.500%, 12/01/13	10,000	11,068,000
University of Michigan (RB) Series C
2.000%, 04/01/13	4,840	4,940,043

TOTAL MICHIGAN		36,368,568

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)
MINNESOTA — (5.7%)
Chaska Independent School District No. 112 (GO) Series A (SD CRED PROG)
4.000%, 02/01/15	$5,740	$6,217,683
City of Minneapolis (GO)
3.000%, 12/01/15	8,700	9,230,265
City of Minneapolis (GO) Series A
3.000%, 12/01/12	5,200	5,421,624
City of Minneapolis (GO) Series B
4.000%, 12/01/15	8,830	9,724,214
Minnesota Public Facilities Authority (RB) Series B
5.000%, 03/01/14	5,800	6,439,740
Minnesota State (GO)
5.000%, 06/01/11	7,050	7,158,429
5.250%, 11/01/12	8,000	8,637,200
5.000%, 08/01/14	2,000	2,249,820
Minnesota State (GO) Series H
5.000%, 11/01/14	15,000	16,962,900
5.000%, 11/01/15	5,000	5,731,700
Washington County (GO) Series A
5.000%, 02/01/15	3,275	3,708,282

TOTAL MINNESOTA		81,481,857

MISSISSIPPI — (0.2%)
Mississippi State (GO) Series A
5.375%, 12/01/12	3,350	3,628,787

MISSOURI — (0.2%)
Missouri State (GO) Series A
5.000%, 10/01/13	2,600	2,876,744

NEVADA — (2.4%)
Clark County (GO) (AMBAC)
5.000%, 11/01/11	5,010	5,179,939
Clark County School District (GO)
Series A (AMBAC)
4.500%, 06/15/11	11,000	11,166,210
Nevada State (GO)
5.000%, 06/01/13	12,990	14,044,658
5.000%, 12/01/13	1,400	1,531,460
Nevada State (GO) Series A
5.000%, 02/01/12	2,000	2,085,680

TOTAL NEVADA		34,007,947

NEW JERSEY — (3.2%)
Monmouth County (GO)
4.250%, 09/15/12	5,115	5,413,204

	Face Amount	Value†

	(000)
NEW JERSEY — (Continued)
New Jersey State (GO)
5.000%, 04/01/13	$3,900	$4,249,323
5.000%, 06/01/13	5,940	6,495,331
5.000%, 06/01/14	4,600	5,146,066
5.000%, 08/01/14	4,000	4,404,480
New Jersey State (GO) (ETM)
5.250%, 08/01/12	8,400	8,973,720
New Jersey State (GO) Series M (AMBAC)
5.500%, 07/15/14	4,000	4,468,680
New Jersey Transportation Trust Fund Authority (RB) Series B (FSA)
5.500%, 12/15/11	6,035	6,293,419

TOTAL NEW JERSEY		45,444,223

NEW MEXICO — (0.9%)
New Mexico State (GO)
5.000%, 03/01/12	10,260	10,753,301
New Mexico State (RB) Series A
5.000%, 07/01/13	2,000	2,183,560

TOTAL NEW MEXICO		12,936,861

NEW YORK — (5.0%)
City of New York (GO) Series A
5.000%, 08/01/14	7,865	8,696,802
City of New York (GO) Series A-1
5.000%, 08/01/14	2,500	2,764,400
City of New York (GO) Series B
5.000%, 08/01/15	10,000	11,137,600
City of New York (GO) Series E
5.000%, 08/01/13	6,475	7,054,448
City of New York (GO) Series H
5.000%, 08/01/12	3,000	3,188,670
City of New York (GO) Series I
5.000%, 08/01/14	4,000	4,423,040
New York State (GO) Series A
2.000%, 03/01/12	5,305	5,392,161
3.500%, 03/15/12	1,755	1,814,144
New York State (GO) Series C
3.000%, 02/01/14	4,655	4,854,513
3.000%, 02/01/15	3,010	3,140,333
New York State Dormitory Authority (RB)
5.000%, 07/01/13	4,590	5,048,266

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/14	$7,500	$8,267,325
Suffolk County (GO) Series C
4.000%, 10/15/15	5,890	6,424,105

TOTAL NEW YORK		72,205,807

NORTH CAROLINA — (3.8%)
Guilford County (GO) Series C
5.000%, 10/01/12	8,040	8,626,598
Mecklenburg County (GO) Series C
5.000%, 02/01/14	5,680	6,323,658
North Carolina State (GO) Series A
5.000%, 03/01/11	13,000	13,047,840
5.000%, 06/01/11	10,000	10,154,200
5.500%, 03/01/14	3,000	3,391,530
Sanford Enterprise (RB) Series A
5.000%, 06/01/15	2,540	2,831,998
Wake County (GO)
4.500%, 03/01/13	7,800	8,396,856
Wake County (GO) Series C
5.000%, 03/01/15	1,400	1,585,976

TOTAL NORTH CAROLINA		54,358,656

OHIO — (4.8%)
City of Cincinnati School District (GO) (AGM)
5.000%, 06/01/12	2,995	3,166,943
City of Cincinnati School District (GO) (FSA)
5.000%, 12/01/13	11,730	13,020,887
City of Columbus (GO) Series 2
5.000%, 07/01/13	3,000	3,282,120
5.000%, 07/01/14	4,605	5,142,219
City of Columbus (GO) Series A
5.000%, 06/15/12	3,875	4,103,935
City of Columbus (GO) Series D
5.000%, 12/15/13	575	636,899
City of Mason School District (GO) (NATL-RE FGIC)
5.000%, 12/01/15	2,000	2,260,980
Ohio State (GO)
5.500%, 11/01/12	8,615	9,275,770
5.000%, 05/01/14	5,000	5,540,300

	Face Amount	Value†

	(000)
OHIO — (Continued)
Ohio State (GO) Series C
5.000%, 09/15/14	$3,105	$3,466,360
5.000%, 08/01/15	4,000	4,507,840
Ohio State (GO) Series D
5.000%, 09/15/14	3,800	4,242,244
Ohio State (GO) Series E
5.000%, 09/15/11	10,470	10,762,322

TOTAL OHIO		69,408,819

OREGON — (0.9%)
City of Portland (GO) Series A
4.000%, 06/01/15	2,000	2,189,360
Jackson County School District No. 5 (GO) (NATL-RE FGIC SCH BD GTY)
5.000%, 06/15/15	1,965	2,228,762
Multnomah County (GO)
5.000%, 10/01/14	5,490	6,201,230
Washington County School District No. 15 Forest Grove (GO) (AGM SCH BD GTY)
5.250%, 06/15/15	1,555	1,775,064

TOTAL OREGON		12,394,416

PENNSYLVANIA — (2.3%)
Commonwealth of Pennsylvania (GO) First Series
5.000%, 08/01/11	13,000	13,299,650
Commonwealth of Pennsylvania (GO) First Series (MBIA)
5.250%, 02/01/13	5,755	6,247,513
Commonwealth of Pennsylvania (GO) Series A
5.000%, 02/15/14	9,000	9,981,540
Commonwealth of Pennsylvania (GO) THIRD Series
5.000%, 09/01/12	2,800	2,991,772

TOTAL PENNSYLVANIA		32,520,475

RHODE ISLAND — (1.0%)
Rhode Island State & Providence Plantations (GO) Series B
5.000%, 08/01/12	5,200	5,536,648
5.000%, 08/01/13	4,700	5,133,951

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)
RHODE ISLAND — (Continued)
Rhode Island State (GO) Series C (AGM)
5.000%, 02/15/15	$3,385	$3,784,972

TOTAL RHODE ISLAND		14,455,571

SOUTH CAROLINA — (1.0%)
Beaufort County School District (GO) (SCSDE)
5.000%, 03/01/14	5,505	6,110,440
Beaufort County School District (GO) Series B (SCSDE)
5.000%, 03/01/14	2,795	3,102,394
York County School District No. 3 (GO) Series B (SCSDE)
5.000%, 03/01/15	4,770	5,333,576

TOTAL SOUTH CAROLINA		14,546,410

TENNESSEE — (2.2%)
Hamilton County (GO)
5.000%, 03/01/11	5,700	5,720,691
5.000%, 03/01/12	5,095	5,339,968
3.000%, 03/01/13	1,550	1,622,416
Knox County (GO)
5.500%, 04/01/14	6,300	7,104,195
Shelby County (GO)
5.000%, 04/01/14	8,345	9,281,559
Tennessee State (GO) Series A
5.000%, 05/01/14	3,000	3,357,570

TOTAL TENNESSEE		32,426,399

TEXAS — (14.5%)
Arlington Independent School District (GO)
5.000%, 02/15/14	5,885	6,539,824
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/14	6,895	7,728,606
City of Dallas (GO)
5.000%, 02/15/14	8,770	9,682,343
5.000%, 02/15/14	4,585	5,067,755
5.000%, 02/15/15	9,100	10,190,271
5.000%, 02/15/15	2,440	2,737,387
City of Dallas (RB) (AMBAC)
5.000%, 10/01/12	13,985	14,978,634
5.000%, 10/01/13	7,605	8,367,934
City of San Antonio (GO)
5.375%, 02/01/15	5,975	6,792,260

	Face Amount	Value†

	(000)
TEXAS — (Continued)
City of San Antonio (RB) (NATL-RE FGIC)
5.000%, 05/15/12	$7,000	$7,393,120
City of San Antonio (RB) Series A
5.500%, 02/01/11	2,000	2,000,000
City of San Antonio Electric & Gas (RB) Series A
5.000%, 02/01/15	3,025	3,395,230
County of Fort Bend (GO) (NATL-RE)
5.000%, 03/01/13	2,110	2,286,290
Dallas Area Rapid Transit (RB) (FGIC)
5.000%, 12/01/12	10,475	11,293,516
Dallas Waterworks & Sewer System (RB) (AMBAC)
5.000%, 10/01/14	9,000	10,114,470
Denton County (GO) Series A
5.000%, 07/15/15	3,960	4,497,728
Fort Bend Independent School District (GO) (PSF-GTD)
5.000%, 08/15/15	3,000	3,404,910
Fort Worth Independent School District (GO)
5.000%, 02/15/13	8,025	8,689,791
Houston Independent School District (GO) Series A-1
5.000%, 02/15/15	4,000	4,512,440
Katy Independent School District (GO) Series A
5.000%, 02/15/12	7,465	7,818,766
North Texas Municipal Water District (RB)
5.000%, 09/01/14	605	674,678
Northwest Independent School District (GO) (PSF-GTD)
5.000%, 02/15/15	1,000	1,126,440
San Antonio Electric & Gas (RB) Sereis A (ETM)
5.250%, 02/01/14	90	100,859
San Antonio Electric & Gas (RB) Series A
5.250%, 02/01/14	12,015	13,355,634
San Marcos Consolidated Independent School District (GO) (PSF-GTD)
5.250%, 08/01/14	3,195	3,620,095
5.500%, 08/01/14	4,200	4,794,510

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)
TEXAS — (Continued)
Socorro Independent School District (GO) (PSF-GTD)
5.250%, 08/15/14	$2,270	$2,566,893
Texas A&M University (RB) Series B
5.000%, 05/15/12	3,975	4,197,680
Texas Public Finance Authority (GO) Series A
5.000%, 10/01/12	1,500	1,608,135
Texas State (GO)
5.000%, 10/01/12	3,000	3,213,690
Texas State Transportation Commission (RB)
4.000%, 04/01/13	1,500	1,599,285
5.000%, 04/01/14	5,870	6,528,790
Travis County (GO)
5.000%, 03/01/12	3,375	3,539,160
University of Texas (RB) Series A
5.000%, 08/15/12	3,500	3,727,465
5.000%, 07/01/14	5,250	5,886,668
University of Texas (RB) Series B
5.250%, 08/15/12	2,730	2,917,797
5.250%, 08/15/13	3,850	4,259,294
University of Texas (RB) Series D
5.000%, 08/15/12	1,815	1,932,957
Williamson County (GO) (NATL-RE)
5.000%, 02/15/14	5,000	5,554,800

TOTAL TEXAS		208,696,105

UTAH — (1.6%)
Salt Lake County (GO)
5.000%, 06/15/12	10,060	10,675,773
Utah State (GO) Series A
5.000%, 07/01/12	6,440	6,842,242
Utah State (GO) Series B
4.000%, 07/01/13	4,700	5,049,069

TOTAL UTAH		22,567,084

VIRGINIA — (4.4%)
City of Richmond (GO) Series C (ST AID WITHHLDG)
5.000%, 07/15/15	5,325	6,043,183
Fairfax County (GO) Series A
5.000%, 04/01/13	9,975	10,870,755
5.000%, 04/01/14	9,375	10,473,562

	Face Amount	Value†

	(000)
VIRGINIA — (Continued)
Loudoun County (GO) Series B
4.000%, 11/01/12	$1,000	$1,059,090
5.000%, 12/01/13	5,285	5,874,489
Virginia Commonwealth Transportation Board (RB)
5.000%, 10/01/11	1,940	1,999,112
5.000%, 09/27/12	4,040	4,329,991
Virginia State Public School Authority (GO)
5.250%, 08/01/13	6,385	7,038,569
Virginia State Public School Authority (RB) Series B
5.000%, 08/01/11	9,595	9,814,246
5.000%, 08/01/13	5,505	6,041,848

TOTAL VIRGINIA		63,544,845

WASHINGTON — (6.1%)
City of Seattle (GO)
5.000%, 05/01/14	8,300	9,233,169
City of Seattle (GO) Series B
5.000%, 08/01/15	7,385	8,387,218
City of Seattle (RB) (FSA)
5.000%, 08/01/12	1,500	1,594,800
King County School District (GO) (NATL-RE SCH BD GTY)
5.000%, 12/01/13	1,500	1,661,085
King County School District No. 1 Seattle (GO) (SCH BD GTY)
5.000%, 12/01/13	15,000	16,650,750
King County Sewer Enterprise (RB)
4.000%, 01/01/16	6,510	7,093,752
Washington State (GO) (FSA)
5.000%, 07/01/14	5,145	5,747,016
Washington State (GO) Series A
5.000%, 01/01/16	2,000	2,268,280
Washington State (GO) Series C
5.000%, 02/01/14	6,895	7,633,248
5.000%, 01/01/15	6,100	6,829,011
Washington State (GO) Series D
5.000%, 01/01/14	3,330	3,679,816
Washington State (GO) Series R
5.000%, 01/01/15	10,960	12,269,830
4.000%, 07/01/15	4,000	4,348,480

TOTAL WASHINGTON		87,396,455

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)
WEST VIRGINIA — (0.2%)
West Virginia State (GO) (NATL-RE FGIC)
5.000%, 06/01/12	$3,300	$3,494,898

WISCONSIN — (1.9%)
Wisconsin State (GO) Series 1 (MBIA)
5.500%, 05/01/11	16,000	16,202,240
Wisconsin State (GO) Series A
5.000%, 05/01/12	6,760	7,135,112
Wisconsin State (RB) Series B (AMBAC)
5.000%, 07/01/12	3,775	4,000,292

TOTAL WISCONSIN		27,337,644

TOTAL MUNICIPAL BONDS		1,430,737,667

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.6%)
BlackRock Liquidity Funds MuniFund - Institutional Shares	8,791,792	$8,791,792

TOTAL INVESTMENTS — (100.0%)
(Cost $1,425,156,543)##		$1,439,529,459

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$1,430,737,667	—	$1,430,737,667
Temporary Cash Investments	$8,791,792	—	—	8,791,792

TOTAL	8,791,792	$1,430,737,667	—	$1,439,529,459

See accompanying Notes to Schedules of Investments.

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Face Amount	Value†

	(000)
MUNICIPAL BONDS — (98.8%)
CALIFORNIA — (98.8%)
Anaheim Public Financing Authority (RB)
4.500%, 08/01/13	$800	$860,992
4.000%, 08/01/14	550	589,644
Anaheim Union High School District (GO) (AGM)
5.000%, 08/01/14	800	887,472
Anaheim Union High School District (GO) Series A (AGM)
5.000%, 08/01/12	1,275	1,358,334
Anaheim Union High School District (RB) (AGM)
5.000%, 08/01/13	700	764,631
Bay Area Toll Authority (RB) (FGIC)
5.125%, 04/01/11	1,535	1,546,958
Bay Area Toll Authority (RB) Series F
5.000%, 04/01/13	775	837,977
3.900%, 04/01/14	900	961,821
5.000%, 04/01/15	495	550,227
Berryessa Union School District (GO) Series B (FSA)
5.375%, 08/01/11	1,205	1,247,042
Calaveras County Water District (RB) (NATL-RE)
5.000%, 09/01/11	700	716,170
California Educational Facilities Authority (RB) Series A
5.000%, 04/01/13	2,250	2,454,075
California Educational Facilities Authority (RB) Series P
5.250%, 12/01/13	925	1,034,603
California Educational Facilities Authority (RB) Series T-4
5.000%, 03/15/14	3,890	4,344,624
California Infrastructure & Economic Development Bank (RB) (FSA)
5.250%, 07/01/13	2,000	2,210,580
California Infrastructure & Economic Development Bank (RB) Series A (AMBAC)
5.250%, 10/01/13	4,900	5,353,299
California State (GO)
4.000%, 02/01/11	1,000	1,000,000

	Face Amount	Value†

	(000)
CALIFORNIA — (Continued)
5.250%, 03/01/11	$800	$802,608
5.000%, 04/01/11	3,000	3,019,080
5.000%, 06/01/11	500	506,435
5.000%, 10/01/11	2,215	2,271,704
5.000%, 02/01/12	600	622,410
5.000%, 02/01/12	1,175	1,218,886
5.000%, 04/01/12	1,500	1,564,620
4.200%, 11/01/13	2,325	2,463,430
5.000%, 02/01/14	770	831,685
5.000%, 03/01/14	2,925	3,164,674
5.000%, 03/01/14	800	865,552
5.000%, 03/01/14	2,850	3,083,529
5.000%, 04/01/14	555	601,304
5.000%, 04/01/14	1,750	1,896,002
5.000%, 05/01/14	5,075	5,505,817
4.500%, 06/01/14	750	802,800
5.000%, 06/01/14	3,065	3,329,601
5.000%, 08/01/14	1,480	1,611,883
3.000%, 11/01/14	665	679,670
6.000%, 02/01/15	950	1,063,753
5.000%, 03/01/15	3,900	4,223,700
4.000%, 04/01/15	700	731,633
3.000%, 11/01/15	500	501,085
California State (GO) (NATL-RE FGIC)
5.000%, 03/01/14	1,565	1,693,236
California State (GO) (NATL-RE)
4.000%, 09/01/14	1,000	1,056,290
California State Department of Transportation (RB) Series A (NATL-RE FGIC)
5.000%, 02/01/15	605	672,379
California State Department of Transportation (RB) Series A (NATL-RE)
5.000%, 02/01/11	1,125	1,125,000
California State Department of Water Resources (RB)
5.500%, 12/01/13	1,075	1,206,967
California State Department of Water Resources (RB) (NATL-RE)
5.000%, 12/01/14	1,500	1,690,980

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)
CALIFORNIA — (Continued)
California State Department of Water Resources (RB) Series AE
5.000%, 12/01/14	$575	$648,209
California State Department of Water Resources (RB) Series L
4.000%, 05/01/15	2,490	2,669,554
5.000%, 05/01/15	3,250	3,622,320
California State Department of Water Resources (RB) Series M
5.000%, 05/01/14	750	828,038
California State Department of Water Resources Power Supply (RB) (ETM) Series A
5.125%, 05/01/12	1,850	1,974,394
California State Department of Water Resources Power Supply (RB) Series A (AGM)
5.250%, 05/01/11	1,450	1,467,298
5.250%, 05/01/12	2,000	2,113,820
California State Department of Water Resources Power Supply (RB) Series A (NATL-RE)
5.000%, 05/01/11	1,000	1,011,220
California State Department of Water Resources Power Supply (RB) Series AE
5.000%, 12/01/13	1,440	1,596,773
California State Economic Recovery (GO) (ETM) Series A
5.000%, 07/01/11	775	790,020
5.000%, 07/01/11	25	25,428
5.000%, 07/01/12	1,320	1,391,874
5.000%, 07/01/12	1,155	1,227,141
5.250%, 07/01/13	1,845	2,039,260
5.250%, 07/01/13	2,180	2,370,140
5.250%, 07/01/14	95	107,684
California State Economic Recovery (GO) Series A
3.500%, 07/01/11	1,075	1,086,793
5.000%, 07/01/11	1,000	1,017,110
5.250%, 07/01/12	625	661,212
5.250%, 07/01/13	870	945,881
5.250%, 07/01/14	740	818,647
California State Economic Recovery (GO) Series A (NATL-RE FGIC)
5.250%, 07/01/14	1,780	1,969,178

	Face Amount	Value†

	(000)
CALIFORNIA — (Continued)
California State Public Works Board of Regents University California (RB) Series A
5.000%, 03/01/14	$860	$941,752
California State University (RB) Series A
3.000%, 11/01/12	500	516,895
4.000%, 11/01/12	545	572,811
4.000%, 11/01/12	1,000	1,051,030
Chabot-Las Positas Community College District (GO) (AMBAC)
5.000%, 08/01/11	1,010	1,031,452
Charter Oak Unified School District (GO) Series B (FSA)
5.000%, 07/01/13	2,805	3,083,621
Chino Basin Regional Financing Authority (RB)
5.900%, 08/01/11	810	829,732
City & County of San Francisco (GO) Series 2008-R1
5.000%, 06/15/14	500	555,320
City & County of San Francisco (GO) Series A
5.000%, 06/15/15	2,490	2,780,907
City & County of San Francisco (GO) Series A (AMBAC)
5.000%, 06/15/12	1,600	1,692,720
City & County of San Francisco (GO) Series B
5.000%, 06/15/11	1,455	1,480,041
City & County of San Francisco (GO) Series R-1 (FGIC)
5.000%, 06/15/12	3,855	4,089,307
City & County of San Francisco (GO) Series R2 (AMBAC)
4.000%, 06/15/12	665	695,909
City & County of San Francisco Public Utilities Commission (RB) Series A (FSA)
5.000%, 11/01/12	4,810	5,160,072
City & County of San Francisco Public Utilities Commission (RB) Series C
5.000%, 11/01/13	525	578,991
City of Bakersfield School District (GO) Series A (AGM)
4.000%, 11/01/14	400	431,568

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)
CALIFORNIA — (Continued)
City of Folsom (GO)
4.000%, 08/01/14	$1,285	$1,377,623
City of Los Angeles (GO) Series A
2.500%, 09/01/13	2,500	2,573,875
City of Los Angeles (GO) Series A (MBIA)
5.000%, 09/01/12	1,165	1,242,507
City of Los Angeles (GO) Series A (NATL-RE FGIC)
5.250%, 09/01/13	1,000	1,099,000
City of Los Angeles (GO) Series A (NATL-RE)
5.250%, 09/01/14	1,000	1,122,340
City of Los Angeles (RB) Series A
4.000%, 06/01/12	815	846,060
5.000%, 06/01/13	1,300	1,404,299
4.000%, 06/01/14	520	554,871
City of Vernon (RB) Series A
3.500%, 08/01/12	1,550	1,594,020
5.250%, 08/01/14	1,000	1,078,940
Contra Costa Community College District (GO) (NATL-RE FGIC)
5.000%, 08/01/13	1,905	2,085,823
5.000%, 08/01/14	1,985	2,216,352
Desert Sands Unified School District (GO) (AGM)
5.000%, 06/01/14	3,275	3,669,474
5.000%, 06/01/14	600	672,270
East Bay Regional Park District (GO)
4.000%, 09/01/13	1,375	1,482,635
El Camino Community College District (GO) Series A (MBIA)
5.000%, 08/01/13	2,915	3,210,668
5.000%, 08/01/13	3,060	3,370,376
El Camino Community College District (GO) Series A (NATL-RE)
5.000%, 08/01/13	1,600	1,762,288
El Monte Union High School District (GO) Series A (FSA)
5.000%, 06/01/13	2,185	2,391,941
Escondido Union School District (GO) Series A
5.000%, 08/01/12	3,045	3,244,021

	Face Amount	Value†

	(000)
CALIFORNIA — (Continued)
Escondido Union School District (GO) Series B (NATL-RE FGIC)
5.500%, 08/01/14	$550	$617,430
Foothill-De Anza Community College District (GO) Series B
5.250%, 08/01/13	2,000	2,215,160
5.250%, 08/01/13	3,675	4,070,356
Fremont Union High School District (GO) (MBIA)
4.000%, 09/01/11	750	765,120
Grossmont Union High School District (GO) (NATL-RE)
4.000%, 08/01/13	500	532,010
Hacienda La Puente Unified School District (GO) Series B
5.000%, 08/01/13	4,340	4,780,206
Hemet Unified School District (GO) Series A (AGM)
5.750%, 08/01/14	500	563,700
Kern High School District (GO) Series C (NATL-RE FGIC)
5.500%, 08/01/14	650	721,532
Long Beach Bond Finance Authority (TAN) (AMBAC)
5.375%, 08/01/12	1,585	1,693,731
Long Beach Unified School District (GO)
4.000%, 08/01/12	500	523,800
Long Beach Unified School District (GO) Series A
5.000%, 08/01/13	2,000	2,176,920
4.000%, 08/01/14	2,335	2,511,503
5.000%, 08/01/14	1,000	1,111,140
Los Angeles Community College District (GO) Series A (AGM)
5.250%, 08/01/13	825	905,157
Los Angeles Community College District (GO) Series A (FSA)
5.250%, 08/01/14	4,000	4,478,320
Los Angeles Community College District (GO) Series F-1
3.250%, 08/01/14	2,300	2,411,665
Los Angeles Convention & Exhibit Center Authority (RB) Series A
6.125%, 08/15/11	1,500	1,536,705

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)
CALIFORNIA — (Continued)
Los Angeles County Metropolitan Transportation Authority (GO) (AMBAC)
5.000%, 07/01/14	$500	$557,800
Los Angeles County Metropolitan Transportation Authority (RB) (ETM) Series A (FSA)
5.000%, 07/01/11	2,500	2,573,425
Los Angeles County Metropolitan Transportation Authority (RB) Series A
4.000%, 07/01/11	750	760,762
3.000%, 07/01/12	3,340	3,443,841
3.000%, 07/01/13	1,750	1,829,748
Los Angeles County Metropolitan Transportation Authority (RB) Series C (AMBAC)
6.000%, 07/01/11	580	593,079
Los Angeles County Sanitation Districts Financing Authority (RB) Series A (FSA)
5.000%, 10/01/12	5,000	5,343,200
Los Angeles Department of Water & Power (RB) Series A-1 (MBIA)
5.000%, 07/01/11	460	468,142
Los Angeles Municipal Improvement Corp. (RB) Series A
4.000%, 11/01/14	2,770	2,906,422
Los Angeles Municipal Improvement Corp. (RB) Series A (NATL-RE)
5.250%, 06/01/12	1,050	1,110,134
Los Angeles Municipal Improvement Corp. (RB) Series C
3.000%, 09/01/13	730	747,688
Los Angeles Unified School District (GO)
5.500%, 07/01/11	800	816,400
Los Angeles Unified School District (GO) (AMBAC)
5.000%, 07/01/11	175	178,118
Los Angeles Unified School District (GO) (MBIA)
5.500%, 07/01/12	800	852,880

	Face Amount	Value†

	(000)
CALIFORNIA — (Continued)
Los Angeles Unified School District (GO) (NATL-RE)
5.750%, 07/01/14	$1,480	$1,658,976
Los Angeles Unified School District (GO) Series A (FGIC)
6.000%, 07/01/11	1,000	1,022,550
6.000%, 07/01/13	400	443,168
Los Angeles Unified School District (GO) Series A (MBIA)
5.250%, 07/01/12	3,600	3,825,360
Los Angeles Unified School District (GO) Series B
4.000%, 07/01/13	950	1,007,656
Los Angeles Unified School District (GO) Series C (AMBAC)
5.000%, 07/01/12	1,000	1,059,100
Los Angeles Unified School District (GO) Series KRY
4.000%, 07/01/12	500	520,745
Los Angeles Wastewater System (RB) Series A
4.000%, 06/01/12	1,000	1,043,530
5.000%, 06/01/14	2,000	2,215,360
Los Angeles Wastewater System (RB) Series C (NATL-RE)
5.375%, 06/01/13	600	657,612
Madera County Transportation Authority (RB) (AGM)
3.000%, 03/01/15	1,020	1,052,456
Manteca Unified School District (GO) (AGM)
5.250%, 08/01/14	500	568,360
Metropolitan Water District of Southern California (GO) Series B
4.000%, 03/01/11	500	501,405
Metropolitan Water District of Southern California (RB) Series B
3.750%, 07/01/11	3,000	3,040,620
Mount San Antonio Community College District (GO) Series C (AGM)
4.000%, 09/01/14	750	807,998
Mountain View-Whisman School District (GO) Series D (MBIA)
5.000%, 06/01/12	1,480	1,581,691

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)
CALIFORNIA — (Continued)
Oak Park Unified School District (GO) Series A
4.000%, 08/01/14	$600	$644,298
Orange County (RB) Series A (MBIA)
5.000%, 06/01/12	730	770,508
Oxnard School District (GO) (FSA)
5.000%, 08/01/12	610	647,796
Pasadena Unified School District (GO) (FSA)
5.000%, 11/01/12	2,000	2,139,060
Peralta Community College District (GO)
5.000%, 08/01/12	550	582,214
Piedmont Unified School District (GO)
2.000%, 08/01/13	725	735,984
2.000%, 08/01/14	340	341,601
Sacramento Municipal Utility District (RB) Series U (AGM)
5.000%, 08/15/14	1,000	1,101,480
Sacramento Regional County Sanitation District (GO) (AMBAC)
5.000%, 12/01/14	3,790	4,293,691
Sacramento Regional County Sanitation District (RB) (NATL-RE)
5.000%, 08/01/14	750	832,005
San Diego County Water Authority (CP) Series A (NATL-RE FGIC)
5.250%, 05/01/13	795	865,516
San Diego Public Facilities Financing Authority (GO) Series A
4.500%, 05/15/14	1,415	1,538,133
San Diego Public Facilities Financing Authority (RB) Series A
2.750%, 05/15/11	1,150	1,156,946
2.750%, 05/15/12	1,655	1,694,819
San Diego Public Facilities Financing Authority (RB) Series B
5.000%, 05/15/14	1,000	1,101,220
San Diego Unified School District (GO) Series F (FSA)
5.000%, 07/01/14	1,555	1,746,903

	Face Amount	Value†

	(000)
CALIFORNIA — (Continued)
San Francisco Bay Area Transit Financing Authority (RB)
6.750%, 07/01/11	$795	$815,543
San Francisco Community College District (GO) Series C
3.000%, 06/15/14	930	969,079
San Jose Unified School District (GO) (FGIC)
5.000%, 08/01/11	1,300	1,328,782
5.000%, 08/01/12	5,000	5,312,100
San Jose Unified School District (GO) (NATL-RE FGIC)
5.000%, 08/01/14	510	566,681
San Juan Unified School District (GO) (AGM)
4.000%, 08/01/15	600	645,180
San Marino Unified School District (GO) Series A
5.250%, 07/01/14	500	554,885
San Mateo County Community College District (GO) Series A
4.500%, 09/01/13	2,000	2,173,940
Santa Clara Unified School District (GO)
4.000%, 07/01/13	915	976,149
Solano County Community College District (GO) (NATL-RE)
5.000%, 08/01/15	940	1,044,387
Sonoma County (RB) Series A (FGIC)
4.000%, 09/01/12	1,950	2,057,445
Southern California Public Power Authority (RB) Series A (AMBAC)
5.000%, 07/01/13	1,545	1,696,518
Southwestern Community College District (GO) Series B
5.250%, 08/01/12	750	795,780
Stockton Unified School District (GO) (AGM)
4.000%, 08/01/12	700	730,856
Torrance Unified School District (GO)
4.000%, 08/01/13	830	883,137
University of California (RB) Series A (AMBAC)
5.000%, 05/15/11	1,140	1,153,931

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)
CALIFORNIA — (Continued)
University of California (RB) Series E (MBIA)
5.000%, 05/15/13	$1,560	$1,691,992
University of California (RB) Series E (NATL-RE)
5.000%, 05/15/14	3,180	3,512,564
University of California (RB) Series J (MBIA)
5.000%, 05/15/12	450	473,602
University of California (RB) Series K (MBIA)
5.000%, 05/15/12	500	525,960
University of California (RB) Series O
5.000%, 05/15/14	3,275	3,617,500
Visalia Unified School District (GO)
4.000%, 08/01/12	500	521,740
Vista Unified School District (GO) (AGM)
4.000%, 08/01/15	1,000	1,068,660
William S Hart Joint School Financing Authority (RB) (AMBAC)
5.000%, 09/01/12	900	944,298

TOTAL MUNICIPAL BONDS		297,454,231

	Shares
TEMPORARY CASH INVESTMENTS — (1.2%)
BlackRock Liquidity Funds California Money Fund - Institutional Shares	3,598,994	3,598,994

Value†
TOTAL INVESTMENTS — (100.0%)
(Cost $298,347,748)##	$301,053,225

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$297,454,231	—	$297,454,231
Temporary Cash Investments	$3,598,994	—	—	3,598,994

TOTAL	3,598,994	$297,454,231	—	$301,053,225

See accompanying Notes to Schedules of Investments.

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

SCHEDULE OF INVESTMENTS

JANUARY 31, 2011

(Unaudited)

	Face Amount	Value†

	(000)
AGENCY OBLIGATIONS — (3.7%)
Federal Home Loan Bank
3.625%, 10/18/13	$8,500	$9,075,365
Federal Home Loan Mortgage Corporation
# 4.875%, 11/15/13	7,000	7,741,909
# 4.750%, 11/17/15	5,000	5,598,565
Federal National Mortgage Association
# 3.250%, 04/09/13	8,000	8,445,448
1.000%, 09/23/13	4,000	3,995,716
Tennessee Valley Authority
6.000%, 03/15/13	5,000	5,541,210

TOTAL AGENCY OBLIGATIONS		40,398,213

BONDS — (81.9%)
Abbott Laboratories
5.600%, 05/15/11	600	609,386
ACE INA Holdings, Inc.
5.600%, 05/15/15	3,567	3,935,935
Adobe Systems, Inc.
3.250%, 02/01/15	3,000	3,060,936
Aetna, Inc.
# 5.750%, 06/15/11	1,600	1,629,910
Aflac, Inc.
3.450%, 08/15/15	1,875	1,930,706
African Development Bank
1.875%, 01/23/12	1,000	1,013,400
3.000%, 05/27/14	7,000	7,353,507
Agence Francaise de Developpement
2.250%, 05/22/12	2,000	2,033,880
Alcoa, Inc.
# 5.375%, 01/15/13	357	382,022
Allied Waste North America, Inc.
# 6.375%, 04/15/11	1,100	1,111,692
Allstate Corp. (The)
7.500%, 06/15/13	2,100	2,366,937
6.200%, 05/16/14	5,000	5,662,615
American Express Credit Corp.
# 5.875%, 05/02/13	1,000	1,086,891
# 7.300%, 08/20/13	3,800	4,293,422
Amgen, Inc.
4.850%, 11/18/14	4,969	5,486,978
Analog Devices, Inc.
# 5.000%, 07/01/14	1,500	1,618,924
Anheuser-Busch Cos., Inc.
6.000%, 04/15/11	300	303,082

	Face Amount	Value†

	(000)
5.000%, 01/15/15	$2,000	$2,182,276
AON Corp.
3.500%, 09/30/15	3,000	3,023,892
Apache Corp.
# 6.000%, 09/15/13	2,100	2,340,175
Appalachian Power Co.
5.650%, 08/15/12	600	637,885
Archer-Daniels-Midland Co.
7.125%, 03/01/13	800	898,922
Arizona Public Service Co.
6.500%, 03/01/12	600	632,477
Arrow Electronics, Inc.
6.875%, 07/01/13	3,000	3,292,623
Asian Development Bank
# 2.625%, 02/09/15	8,000	8,237,360
Assurant, Inc.
# 5.625%, 02/15/14	3,000	3,199,200
AT&T, Inc.
# 6.700%, 11/15/13	3,700	4,209,397
# 2.500%, 08/15/15	4,000	3,992,320
Atmos Energy Corp.
7.375%, 05/15/11	800	814,210
Australia & New Zealand Banking Group, Ltd.
5.125%, 11/14/11	2,400	2,475,665
Austria Government International Bond
5.500%, 02/22/12	3,020	3,176,466
3.250%, 06/25/13	5,000	5,235,035
AutoZone, Inc.
# 5.875%, 10/15/12	1,760	1,893,236
Avnet, Inc.
6.000%, 09/01/15	2,000	2,149,296
Baker Hughes, Inc.
# 6.500%, 11/15/13	1,870	2,128,984
Baltimore Gas & Electric Co.
6.125%, 07/01/13	3,750	4,138,432
Bank Nederlandse Gemeenten
2.750%, 07/01/15	5,000	5,103,325
Bank of America Corp.
# 5.375%, 09/11/12	7,500	7,919,880
Bank of New York Mellon Corp. (The)
4.950%, 11/01/12	2,500	2,677,472
# 4.300%, 05/15/14	2,000	2,158,488
# 2.950%, 06/18/15	2,000	2,045,690

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)
Bank of Nova Scotia
# 2.250%, 01/22/13	$2,000	$2,045,868
# 3.400%, 01/22/15	2,000	2,077,978
Barclays Bank P.L.C.
5.450%, 09/12/12	6,700	7,142,662
# 5.200%, 07/10/14	2,000	2,171,184
Barrick Gold Finance Co.
4.875%, 11/15/14	5,000	5,507,380
Baxter International, Inc.
1.800%, 03/15/13	2,750	2,801,848
4.000%, 03/01/14	3,600	3,836,232
BB&T Corp.
3.850%, 07/27/12	500	519,686
# 5.700%, 04/30/14	3,000	3,334,749
Bear Stearns Cos. LLC (The)
# 5.500%, 08/15/11	1,600	1,643,459
Belgium Government International Bond
4.250%, 09/03/13	1,000	1,050,533
2.750%, 03/05/15	2,000	1,953,582
Bemis Co., Inc.
5.650%, 08/01/14	2,000	2,199,026
BHP Billiton Finance USA, Ltd.
# 5.125%, 03/29/12	600	630,761
# 5.500%, 04/01/14	2,000	2,225,090
Black & Decker Corp.
7.125%, 06/01/11	1,430	1,459,528
Black Hills Corp.
6.500%, 05/15/13	1,500	1,628,103
BlackRock, Inc.
# 2.250%, 12/10/12	1,865	1,906,026
3.500%, 12/10/14	4,000	4,188,488
BNP Paribas
3.250%, 03/11/15	4,000	4,039,672
Boeing Co. (The)
# 1.875%, 11/20/12	3,500	3,563,864
# 5.000%, 03/15/14	3,675	4,043,099
BP Capital Markets P.L.C.
3.750%, 06/17/13	2,500	2,603,625
# 5.250%, 11/07/13	3,000	3,286,719
Bristol-Myers Squibb Co.
# 5.250%, 08/15/13	2,000	2,209,088
British Columbia, Province of Canada
2.850%, 06/15/15	4,000	4,115,204
Brown-Forman Corp.
5.000%, 02/01/14	1,510	1,646,477
Burlington Northern Santa Fe LLC
# 5.900%, 07/01/12	1,100	1,175,230

	Face Amount	Value†

	(000)
Caisse d’Amortissement de la Dette Sociale
4.125%, 12/09/11	$1,400	$1,441,787
3.500%, 07/01/14	5,800	6,168,880
Campbell Soup Co.
4.875%, 10/01/13	3,100	3,409,182
Canadian National Railway Co.
4.400%, 03/15/13	600	642,222
Canadian Natural Resources, Ltd.
5.150%, 02/01/13	3,000	3,218,049
Capital One Financial Corp.
6.250%, 11/15/13	1,200	1,333,792
# 7.375%, 05/23/14	3,000	3,444,693
Caterpillar Financial Services Corp.
6.200%, 09/30/13	5,096	5,742,759
4.750%, 02/17/15	1,500	1,639,716
CenterPoint Energy Resources Corp.
7.875%, 04/01/13	1,470	1,677,992
Charles Schwab Corp. (The)
# 4.950%, 06/01/14	4,000	4,354,204
CIGNA Corp.
6.375%, 10/15/11	1,000	1,039,345
Cisco Systems, Inc.
5.250%, 02/22/11	1,100	1,102,816
Citigroup, Inc.
6.000%, 02/21/12	1,100	1,153,790
# 5.300%, 10/17/12	2,000	2,114,482
# 6.500%, 08/19/13	3,000	3,305,226
CNA Financial Corp.
6.000%, 08/15/11	1,000	1,023,726
Coca-Cola Co. (The)
# 3.625%, 03/15/14	1,500	1,589,766
Coca-Cola Refreshments USA, Inc.
# 7.375%, 03/03/14	2,100	2,456,399
Colgate-Palmolive Co.
5.980%, 04/25/12	1,000	1,065,510
Comcast Cable Communications Holdings, Inc.
# 8.375%, 03/15/13	2,300	2,619,339
Comcast Corp.
# 5.300%, 01/15/14	1,000	1,093,615
Comerica, Inc.
3.000%, 09/16/15	2,000	2,002,020
Commonwealth Bank of Australia
2.500%, 12/10/12	1,400	1,442,125
2.700%, 11/25/14	2,000	2,064,860

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)
Computer Sciences Corp.
5.000%, 02/15/13	$1,500	$1,592,301
ConAgra Foods, Inc.
# 6.750%, 09/15/11	800	829,300
ConocoPhillips
# 4.750%, 02/01/14	1,600	1,748,181
# 4.600%, 01/15/15	2,500	2,736,792
Consolidated Edison Co. of New York, Inc.
3.850%, 06/15/13	600	633,807
Constellation Energy Group, Inc.
# 4.550%, 06/15/15	4,000	4,159,512
Council of Europe Development Bank
4.500%, 06/30/14	2,000	2,188,938
2.750%, 02/10/15	2,000	2,054,918
COX Communications, Inc.
# 7.125%, 10/01/12	1,400	1,530,619
Credit Suisse
5.000%, 05/15/13	3,500	3,749,347
Credit Suisse USA, Inc.
# 5.125%, 01/15/14	500	544,164
CSX Corp.
6.750%, 03/15/11	600	604,133
5.500%, 08/01/13	500	545,570
CVS Caremark Corp.
# 5.750%, 08/15/11	600	616,505
# 4.875%, 09/15/14	3,500	3,830,351
Daimler Finance North America LLC
# 6.500%, 11/15/13	5,000	5,668,955
Dell, Inc.
# 4.700%, 04/15/13	600	645,465
# 5.625%, 04/15/14	3,000	3,325,764
Denmark Government International Bond
2.750%, 11/15/11	1,600	1,631,702
Detroit Edison Co. (The)
6.400%, 10/01/13	600	677,745
Deutsche Bank AG
4.875%, 05/20/13	1,100	1,176,683
3.875%, 08/18/14	3,200	3,368,214
Deutsche Telekom International Finance BV
5.250%, 07/22/13	1,500	1,629,374
# 4.875%, 07/08/14	1,000	1,082,567
Development Bank of Japan
2.875%, 04/20/15	2,000	2,071,146

	Face Amount	Value†

	(000)
Devon Energy Corp.
# 5.625%, 01/15/14	$1,100	$1,227,036
Diageo Capital P.L.C.
5.200%, 01/30/13	600	646,600
# 7.375%, 01/15/14	2,535	2,939,246
DIRECTV Holdings LLC
# 3.550%, 03/15/15	2,000	2,039,530
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
# 4.750%, 10/01/14	3,000	3,216,711
Dominion Resources, Inc.
# 5.000%, 03/15/13	600	643,972
Dover Corp.
6.500%, 02/15/11	1,100	1,102,285
Dow Chemical Co. (The)
6.000%, 10/01/12	3,500	3,768,163
Dr. Pepper Snapple Group, Inc.
2.900%, 01/15/16	5,000	5,018,295
DTE Energy Co.
7.625%, 05/15/14	1,000	1,153,180
Duke Energy Corp.
3.950%, 09/15/14	1,070	1,131,102
Duke Energy Ohio, Inc.
5.700%, 09/15/12	450	483,677
E.I. Du Pont de Nemours & Co.
5.875%, 01/15/14	516	575,811
# 3.250%, 01/15/15	4,000	4,178,256
Eaton Corp.
5.950%, 03/20/14	600	674,018
eBay, Inc.
# 0.875%, 10/15/13	7,200	7,145,460
Eksportfinans ASA
1.875%, 04/02/13	10,000	10,156,600
3.000%, 11/17/14	3,900	4,039,386
Eli Lilly & Co.
# 3.550%, 03/06/12	600	617,854
# 4.200%, 03/06/14	1,000	1,076,324
Emerson Electric Co.
5.625%, 11/15/13	905	1,010,381
Enbridge Energy Partners LP
# 4.750%, 06/01/13	800	847,520
EnCana Holdings Finance Corp.
# 5.800%, 05/01/14	1,500	1,671,386
Energy Transfer Partners LP
6.000%, 07/01/13	2,250	2,446,358
Enterprise Products Operating LLC
7.625%, 02/15/12	1,500	1,599,498

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)
# 9.750%, 01/31/14	$600	$728,704
5.000%, 03/01/15	1,000	1,083,398
EOG Resources, Inc.
6.125%, 10/01/13	1,500	1,679,444
Eurofima
4.250%, 02/04/14	3,000	3,251,943
European Bank for Reconstruction & Development
# 2.750%, 04/20/15	2,000	2,050,964
European Investment Bank
# 3.125%, 06/04/14	4,000	4,218,052
2.750%, 03/23/15	3,000	3,110,700
Export Development Canada
# 2.250%, 05/28/15	1,000	1,013,396
Express Scripts, Inc.
5.250%, 06/15/12	1,500	1,579,136
Fifth Third Bancorp
# 6.250%, 05/01/13	1,000	1,086,919
Fortune Brands, Inc.
4.875%, 12/01/13	2,100	2,206,674
France Telecom SA
# 2.125%, 09/16/15	5,000	4,885,445
General Dynamics Corp.
4.250%, 05/15/13	500	536,720
# 5.250%, 02/01/14	1,100	1,218,242
General Electric Capital Corp.
# 4.800%, 05/01/13	1,000	1,067,623
# 3.750%, 11/14/14	3,000	3,130,968
2.250%, 11/09/15	2,000	1,922,986
General Electric Co.
5.000%, 02/01/13	8,700	9,308,452
General Mills, Inc.
6.000%, 02/15/12	421	442,098
GlaxoSmithKline Capital, Inc.
4.850%, 05/15/13	6,500	7,045,168
Goldman Sachs Group, Inc. (The)
# 5.250%, 04/01/13	3,000	3,215,925
# 6.000%, 05/01/14	1,200	1,334,291
# 5.125%, 01/15/15	1,600	1,732,619
Hartford Financial Services Group, Inc.
# 4.625%, 07/15/13	2,652	2,796,417
4.000%, 03/30/15	2,000	2,020,688
Hershey Co. (The)
4.850%, 08/15/15	500	548,710
Hess Corp.
# 7.000%, 02/15/14	3,100	3,560,871
Hewlett-Packard Co.
# 1.250%, 09/13/13	3,500	3,496,258

	Face Amount	Value†

	(000)
6.125%, 03/01/14	$4,100	$4,636,649
Home Depot, Inc.
5.200%, 03/01/11	2,100	2,107,722
Honeywell International, Inc.
# 3.875%, 02/15/14	3,100	3,327,066
Howard Hughes Medical Institute
3.450%, 09/01/14	1,285	1,359,243
HSBC Finance Corp.
# 4.750%, 07/15/13	3,000	3,179,454
Husky Energy, Inc.
# 5.900%, 06/15/14	3,000	3,321,648
Hydro-Quebec
6.300%, 05/11/11	800	813,107
ICI Wilmington, Inc.
5.625%, 12/01/13	1,000	1,091,733
Instituto de Credito Oficial
5.375%, 07/02/12	6,500	6,709,170
Inter-American Development Bank
1.625%, 07/15/13	3,000	3,053,136
International Bank for Reconstruction & Development
3.625%, 05/21/13	2,000	2,126,766
5.500%, 11/25/13	2,000	2,243,030
2.375%, 05/26/15	2,000	2,047,730
International Business Machines Corp.
6.500%, 10/15/13	7,067	8,046,776
International Finance Corp.
# 2.750%, 04/20/15	3,000	3,077,931
Japan Finance Corp.
2.125%, 11/05/12	2,000	2,036,770
Jefferies Group, Inc.
5.875%, 06/08/14	3,000	3,227,943
John Deere Capital Corp.
7.000%, 03/15/12	1,600	1,709,883
# 1.875%, 06/17/13	2,000	2,033,804
Johnson Controls, Inc.
# 4.875%, 09/15/13	1,000	1,074,402
JPMorgan Chase & Co.
4.650%, 06/01/14	4,000	4,309,648
# 3.400%, 06/24/15	2,500	2,554,885
Kansas City Power & Light Co.
6.500%, 11/15/11	800	829,280
KeyCorp.
# 6.500%, 05/14/13	1,500	1,643,294
Kinder Morgan Energy Partners LP
7.125%, 03/15/12	500	532,310

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)
5.850%, 09/15/12	$600	$644,182
5.000%, 12/15/13	2,000	2,188,944
Kohl’s Corp.
7.375%, 10/15/11	600	627,749
Kommunalbanken AS
5.125%, 05/30/12	1,500	1,589,647
2.750%, 05/05/15	4,000	4,091,280
Kommuninvest I Sverige
5.375%, 07/03/12	5,600	5,968,922
Koninklijke Philips Electronics NV
# 7.250%, 08/15/13	1,500	1,710,782
Kraft Foods, Inc.
6.250%, 06/01/12	767	819,121
Kreditanstalt fuer Wiederaufbau
4.000%, 10/15/13	3,000	3,225,375
4.750%, 05/15/14	1,000	1,102,865
4.125%, 10/15/14	2,000	2,185,244
1.250%, 10/26/15	4,000	3,834,492
Kroger Co. (The)
# 6.800%, 04/01/11	600	606,023
# 5.500%, 02/01/13	1,800	1,942,765
Lafarge SA
6.150%, 07/15/11	800	818,358
Landeskreditbank Baden-Wuerttemberg Foerderbank
# 4.875%, 01/13/12	1,000	1,040,585
2.000%, 10/01/12	6,800	6,933,212
Landwirtschaftliche Rentenbank
4.125%, 07/15/13	3,600	3,858,437
3.125%, 07/15/15	4,000	4,156,864
Lockheed Martin Corp.
4.121%, 03/14/13	6,000	6,371,040
Lowe’s Cos, Inc.
# 5.000%, 10/15/15	4,000	4,447,092
Manitoba, Province of Canada
2.625%, 07/15/15	8,000	8,182,632
Marathon Oil Corp.
6.125%, 03/15/12	500	530,948
# 6.500%, 02/15/14	1,100	1,263,904
Marriott International, Inc.
4.625%, 06/15/12	1,100	1,141,147
Marsh & McLennan Cos., Inc.
6.250%, 03/15/12	600	623,952
McDonald’s Corp.
# 4.300%, 03/01/13	2,600	2,768,171
McKesson Corp.
# 6.500%, 02/15/14	1,600	1,810,867

	Face Amount	Value†

	(000)
Medtronic, Inc.
# 4.500%, 03/15/14	$1,100	$1,195,363
# 3.000%, 03/15/15	5,500	5,654,682
Merck & Co., Inc.
# 4.750%, 03/01/15	3,000	3,300,648
MetLife, Inc.
5.375%, 12/15/12	600	647,796
# 5.500%, 06/15/14	2,081	2,276,799
Microsoft Corp.
2.950%, 06/01/14	5,000	5,215,165
Monsanto Co.
# 7.375%, 08/15/12	700	768,139
Morgan Stanley
5.250%, 11/02/12	2,000	2,138,084
5.300%, 03/01/13	1,100	1,178,160
4.100%, 01/26/15	4,000	4,083,216
NASDAQ OMX Group, Inc. (The)
# 4.000%, 01/15/15	3,400	3,472,865
National Australia Bank, Ltd.
5.350%, 06/12/13	2,000	2,167,040
# 3.375%, 07/08/14	3,000	3,168,285
National City Corp.
# 4.900%, 01/15/15	4,524	4,867,177
National Rural Utilities Cooperative Finance Corp.
# 7.250%, 03/01/12	5,100	5,453,986
Nederlandse Waterschapsbank NV
3.000%, 03/17/15	3,000	3,096,738
Nestle Holdings, Inc.
2.125%, 03/12/14	6,500	6,659,887
Network Rail Infrastructure Finance P.L.C.
2.000%, 01/17/12	2,600	2,639,343
NextEra Energy Capital Holdings, Inc.
5.625%, 09/01/11	800	822,688
2.550%, 11/15/13	1,350	1,378,457
NIBC Bank NV
2.800%, 12/02/14	3,000	3,108,960
Nisource Finance Corp.
# 6.150%, 03/01/13	1,000	1,087,947
Nomura Holdings, Inc.
5.000%, 03/04/15	3,000	3,122,859
Nordic Investment Bank
2.625%, 10/06/14	3,000	3,108,744
2.500%, 07/15/15	5,000	5,100,550
Nordstrom, Inc.
6.750%, 06/01/14	1,000	1,143,831

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)
Northern States Power Co.
8.000%, 08/28/12	$800	$885,422
Northern Trust Corp.
5.500%, 08/15/13	2,000	2,211,146
Northrop Grumman Corp.
# 3.700%, 08/01/14	1,500	1,577,890
Novartis Capital Corp.
2.900%, 04/24/15	2,200	2,267,608
Nucor Corp.
# 4.875%, 10/01/12	4,200	4,468,094
Occidental Petroleum Corp.
# 7.000%, 11/01/13	1,600	1,850,669
Oesterreichische Kontrollbank AG
4.750%, 11/08/11	1,800	1,857,663
4.750%, 10/16/12	3,800	4,048,623
1.750%, 10/05/15	1,900	1,850,224
ONEOK Partners LP
5.900%, 04/01/12	600	631,548
Ontario Electricity Financial Corp.
7.450%, 03/31/13	1,000	1,129,761
Ontario, Province of Canada
2.700%, 06/16/15	10,700	10,896,923
Oracle Corp.
# 4.950%, 04/15/13	3,100	3,370,788
# 3.750%, 07/08/14	2,000	2,131,366
PACCAR, Inc.
6.875%, 02/15/14	1,500	1,719,136
Pacific Gas & Electric Co.
# 4.800%, 03/01/14	1,900	2,066,020
Packaging Corp. of America
5.750%, 08/01/13	800	860,083
PepsiAmericas, Inc.
# 4.375%, 02/15/14	1,100	1,192,462
PepsiCo, Inc.
# 3.750%, 03/01/14	1,500	1,601,930
Pfizer, Inc.
# 5.350%, 03/15/15	4,000	4,499,928
Philip Morris International, Inc.
4.875%, 05/16/13	4,100	4,431,989
# 6.875%, 03/17/14	1,900	2,193,493
Pitney Bowes, Inc.
4.625%, 10/01/12	800	838,281
# 3.875%, 06/15/13	5,000	5,220,400
Plains All American Pipeline LP
4.250%, 09/01/12	4,170	4,342,067
PNC Funding Corp.
# 5.400%, 06/10/14	500	549,362

	Face Amount	Value†

	(000)
Potash Corp. of Saskatchewan, Inc.
# 7.750%, 05/31/11	$600	$614,116
PPL Energy Supply LLC
# 6.300%, 07/15/13	600	660,318
5.400%, 08/15/14	900	965,176
Praxair, Inc.
# 6.375%, 04/01/12	1,200	1,274,878
# 4.375%, 03/31/14	1,500	1,616,472
Principal Financial Group, Inc.
7.875%, 05/15/14	760	875,382
Procter & Gamble Co. (The)
# 1.800%, 11/15/15	5,000	4,909,395
Progress Energy, Inc.
7.100%, 03/01/11	600	603,026
Prudential Financial, Inc.
# 5.800%, 06/15/12	2,150	2,265,756
# 5.100%, 09/20/14	2,365	2,556,078
PSEG Power LLC
# 5.000%, 04/01/14	1,000	1,081,360
Quest Diagnostics, Inc.
# 5.450%, 11/01/15	1,000	1,086,328
Rabobank Nederland NV
4.200%, 05/13/14	6,000	6,384,174
Raytheon Co.
# 1.625%, 10/15/15	3,000	2,883,192
Reynolds American, Inc.
7.250%, 06/01/13	1,000	1,110,324
Royal Bank of Canada
5.650%, 07/20/11	2,200	2,254,538
# 2.100%, 07/29/13	4,500	4,595,670
Ryder System, Inc.
5.000%, 06/15/12	900	941,710
6.000%, 03/01/13	600	644,139
Safeway, Inc.
# 5.800%, 08/15/12	500	535,838
5.625%, 08/15/14	1,000	1,096,186
Sara Lee Corp.
# 3.875%, 06/15/13	4,200	4,337,563
Saskatchewan, Province of Canada
7.375%, 07/15/13	9,000	10,321,209
Scottish Power, Ltd.
5.375%, 03/15/15	3,000	3,183,648
Shell International Finance BV
# 3.100%, 06/28/15	3,000	3,095,454
Societe Financement del’Economie Francaise
3.375%, 05/05/14	2,000	2,112,208

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)
2.875%, 09/22/14	$3,000	$3,121,518
Southern California Edison Co.
# 5.750%, 03/15/14	800	900,138
Southern Co.
# 5.300%, 01/15/12	1,600	1,670,811
Southern Power Co.
4.875%, 07/15/15	2,000	2,167,678
Southwest Airlines Co.
# 5.250%, 10/01/14	3,000	3,220,161
Spectra Energy Capital LLC
5.668%, 08/15/14	1,500	1,659,198
St. Jude Medical, Inc.
2.200%, 09/15/13	1,500	1,526,199
3.750%, 07/15/14	2,000	2,120,778
State Street Corp.
4.300%, 05/30/14	5,500	5,923,066
SunTrust Banks, Inc.
5.250%, 11/05/12	3,100	3,257,998
Svensk Exportkredit AB
4.875%, 09/29/11	1,000	1,028,383
3.250%, 09/16/14	3,000	3,149,034
Tampa Electric Co.
# 6.375%, 08/15/12	600	648,757
Target Corp.
# 5.875%, 03/01/12	1,000	1,055,278
TD Ameritrade Holding Corp.
4.150%, 12/01/14	3,000	3,126,024
Thermo Fisher Scientific, Inc.
3.200%, 05/01/15	1,300	1,330,857
Time Warner Cable, Inc.
# 5.400%, 07/02/12	1,300	1,376,495
# 6.200%, 07/01/13	3,300	3,660,063
Total Capital SA
5.000%, 05/22/12	5,900	6,204,428
Toyota Motor Credit Corp.
# 2.800%, 01/11/16	2,500	2,535,198
Transatlantic Holdings, Inc.
5.750%, 12/14/15	1,000	1,055,563
TransCanada Pipelines, Ltd.
4.000%, 06/15/13	800	848,821
# 3.400%, 06/01/15	4,000	4,145,872
Travelers Cos., Inc. (The)
5.500%, 12/01/15	5,000	5,623,120
U.S. Bancorp
# 2.000%, 06/14/13	3,000	3,046,716
UBS AG
3.875%, 01/15/15	3,500	3,604,993
Unilever Capital Corp.
3.650%, 02/15/14	1,650	1,750,513

	Face Amount	Value†

	(000)
United Technologies Corp.
# 6.100%, 05/15/12	$1,600	$1,712,730
UnitedHealth Group, Inc.
5.250%, 03/15/11	1,100	1,105,728
Valero Energy Corp.
6.875%, 04/15/12	3,750	4,008,532
# 4.500%, 02/01/15	2,000	2,113,692
Veolia Environnement SA
5.250%, 06/03/13	800	862,747
Verizon Communications, Inc.
# 4.350%, 02/15/13	600	638,851
# 5.250%, 04/15/13	3,500	3,805,196
Wal-Mart Stores, Inc.
7.250%, 06/01/13	1,000	1,143,353
# 3.200%, 05/15/14	6,000	6,286,722
2.875%, 04/01/15	5,900	6,045,878
Walt Disney Co. (The)
4.700%, 12/01/12	500	534,956
# 4.500%, 12/15/13	1,100	1,201,454
Waste Management, Inc.
# 6.375%, 11/15/12	655	716,637
# 5.000%, 03/15/14	258	279,097
Weatherford International, Ltd.
4.950%, 10/15/13	1,045	1,113,940
WellPoint Health Networks, Inc.
6.375%, 01/15/12	600	630,099
Wells Fargo & Co.
5.250%, 10/23/12	6,350	6,792,887
Western Union Co. (The)
6.500%, 02/26/14	1,600	1,795,290
Westpac Banking Corp.
3.000%, 08/04/15	7,000	7,010,255
3.000%, 12/09/15	4,000	4,002,596
Westpac Securities NZ, Ltd.
3.450%, 07/28/14	1,000	1,061,000
WR Berkley Corp.
5.875%, 02/15/13	1,000	1,060,618
Xerox Corp.
# 4.250%, 02/15/15	1,359	1,430,731
XTO Energy, Inc.
4.900%, 02/01/14	1,900	2,097,197
Yum! Brands, Inc.
8.875%, 04/15/11	820	833,258

TOTAL BONDS		906,091,405

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)
TEMPORARY CASH INVESTMENTS — (1.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/11 (Collateralized by $14,480,000 FNMA 2.24%, 07/06/15, valued at $14,860,100) to be repurchased at $14,640,077	$14,640	$14,640,000

	Shares/ Face Amount	Value†

	(000)
SECURITIES LENDING COLLATERAL — (13.1%)
§@ DFA Short Term Investment Fund	144,118,764	$144,118,764
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $123,075,187 FNMA 7.000%, 10/01/38, valued at $696,875) to be repurchased at $683,215	$683	683,211

TOTAL SECURITIES LENDING COLLATERAL		144,801,975

TOTAL INVESTMENTS — (100.0%)
(Cost $1,086,965,983)##		$1,105,931,593

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

		Valuation Inputs

		Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$40,398,213	—	$40,398,213
Bonds	—	906,091,405	—	906,091,405
Temporary Cash Investments	—	14,640,000	—	14,640,000
Securities Lending Collateral	—	144,801,975	—	144,801,975

TOTAL	—	$1,105,931,593	—	$1,105,931,593

See accompanying Notes to Schedules of Investments.

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Face Amount	Value†

	(000)
AGENCY OBLIGATIONS — (4.8%)
Federal Farm Credit Bank
5.150%, 11/15/19	$650	$725,176
4.800%, 02/13/23	900	950,870
Federal Home Loan Bank
3.000%, 03/18/20	1,500	1,420,179
5.250%, 12/09/22	1,000	1,106,673
Federal Home Loan Mortgage Corporation
3.750%, 03/27/19	1,600	1,653,352
Federal National Mortgage Association
5.375%, 06/12/17	2,000	2,298,494
Tennessee Valley Authority
5.500%, 07/18/17	1,500	1,726,742

TOTAL AGENCY OBLIGATIONS		9,881,486

BONDS — (77.6%)
Abbott Laboratories
# 5.125%, 04/01/19	950	1,035,479
Aetna, Inc.
# 3.950%, 09/01/20	800	770,711
Aflac, Inc.
8.500%, 05/15/19	200	247,133
Agilent Technologies, Inc.
5.000%, 07/15/20	215	218,557
Allergan, Inc.
5.750%, 04/01/16	1,200	1,376,845
Allstate Corp. (The)
# 7.450%, 05/16/19	535	647,866
American Express Co.
# 8.125%, 05/20/19	500	620,186
Ameriprise Financial, Inc.
# 7.300%, 06/28/19	635	754,496
Amgen, Inc.
4.500%, 03/15/20	720	740,038
Apache Corp.
6.900%, 09/15/18	175	211,872
Asian Development Bank
5.500%, 06/27/16	1,000	1,154,734
2.250%, 08/18/17	1,000	968,604
Associates Corp. of North America
6.950%, 11/01/18	190	210,024
AT&T, Inc.
5.800%, 02/15/19	690	773,597
Australia & New Zealand Banking Group, Ltd.
5.100%, 01/13/20	1,500	1,565,631

	Face Amount	Value†

	(000)
Avon Products, Inc.
4.200%, 07/15/18	$1,000	$1,019,477
Baker Hughes, Inc.
# 7.500%, 11/15/18	360	450,057
Bank Nederlandse Gemeenten
5.125%, 10/05/16	1,125	1,257,459
Bank of America Corp.
5.625%, 07/01/20	1,020	1,048,969
Bank of New York Mellon Corp. (The)
5.450%, 05/15/19	2,300	2,523,813
Barclays Bank P.L.C.
# 5.125%, 01/08/20	630	638,910
BB&T Corp.
# 6.850%, 04/30/19	1,185	1,376,702
Becton Dickinson and Co.
# 5.000%, 05/15/19	825	889,876
BHP Billiton Finance USA, Ltd.
# 6.500%, 04/01/19	360	426,296
BlackRock, Inc.
# 5.000%, 12/10/19	1,425	1,489,334
Boeing Capital Corp.
# 4.700%, 10/27/19	700	739,537
BP Capital Markets P.L.C.
4.750%, 03/10/19	530	552,669
Bristol-Myers Squibb Co.
# 5.450%, 05/01/18	500	561,521
CA, Inc.
# 5.375%, 12/01/19	900	927,022
Caisse d’Amortissement de la Dette Sociale
5.250%, 11/02/16	1,600	1,805,504
Cameron International Corp.
# 6.375%, 07/15/18	485	537,286
Campbell Soup Co.
3.050%, 07/15/17	700	708,511
Canadian National Railway Co.
# 5.550%, 03/01/19	640	721,525
Caterpillar Financial Services Corp.
# 5.450%, 04/15/18	640	710,220
CBS Corp.
# 5.750%, 04/15/20	1,025	1,088,040
Charles Schwab Corp. (The)
# 4.450%, 07/22/20	750	762,170
Chubb Corp.
5.750%, 05/15/18	990	1,115,214

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)
CIGNA Corp.
5.375%, 03/15/17	$710	$769,636
Cisco Systems, Inc.
# 4.450%, 01/15/20	725	752,646
Citigroup, Inc.
# 8.500%, 05/22/19	600	734,435
# 5.375%, 08/09/20	375	384,052
Cliffs Natural Resources, Inc.
# 5.900%, 03/15/20	700	739,334
Colgate-Palmolive Co.
# 2.950%, 11/01/20	1,000	932,835
Comcast Cable Communications Holdings, Inc.
# 9.455%, 11/15/22	920	1,255,631
Commonwealth Bank of Australia
5.000%, 03/19/20	1,225	1,265,737
ConocoPhillips
# 4.600%, 01/15/15	1,200	1,313,660
Consolidated Edison Co. of New York, Inc.
6.650%, 04/01/19	225	267,533
CR Bard, Inc.
4.400%, 01/15/21	800	809,730
Credit Suisse
# 5.300%, 08/13/19	600	627,741
Cytec Industries, Inc.
6.000%, 10/01/15	460	508,414
Dell, Inc.
# 5.875%, 06/15/19	640	704,500
Deutsche Bank AG
6.000%, 09/01/17	265	297,349
Deutsche Telekom International Finance BV
# 6.750%, 08/20/18	1,085	1,279,248
Diageo Capital P.L.C.
4.828%, 07/15/20	700	734,643
Dow Chemical Co. (The)
# 5.700%, 05/15/18	900	970,768
Duke Energy Corp.
5.050%, 09/15/19	250	263,370
E.I. Du Pont de Nemours & Co.
# 4.625%, 01/15/20	900	937,822
Eastman Chemical Co.
4.500%, 01/15/21	900	875,956
Eaton Corp.
# 6.950%, 03/20/19	175	208,778
Eksportfinans ASA
5.500%, 06/26/17	2,950	3,311,304

	Face Amount	Value†

	(000)
Enbridge Energy Partners LP
# 5.200%, 03/15/20	$350	$365,741
Encana Corp.
# 6.500%, 05/15/19	650	766,583
Energy Transfer Partners LP
# 9.000%, 04/15/19	360	457,806
Enterprise Products Operating LLC
5.200%, 09/01/20	600	620,093
EOG Resources, Inc.
5.625%, 06/01/19	1,000	1,104,382
EQT Corp.
8.125%, 06/01/19	625	734,280
European Investment Bank
4.875%, 02/16/16	1,000	1,119,005
2.875%, 09/15/20	1,000	932,185
Exelon Corp.
# 4.900%, 06/15/15	1,000	1,066,420
Fortune Brands, Inc.
5.375%, 01/15/16	700	724,694
General Electric Capital Corp.
5.500%, 01/08/20	600	638,525
Georgia Power Co.
# 4.250%, 12/01/19	610	625,788
GlaxoSmithKline Capital, Inc.
5.650%, 05/15/18	675	766,897
Goldman Sachs Group, Inc. (The)
6.000%, 06/15/20	1,150	1,235,678
Halliburton Co.
# 6.150%, 09/15/19	1,260	1,447,821
Hartford Financial Services Group, Inc.
5.500%, 03/30/20	585	595,663
Hess Corp.
# 8.125%, 02/15/19	165	209,414
Hewlett-Packard Co.
5.500%, 03/01/18	1,000	1,124,473
Honeywell International, Inc.
5.000%, 02/15/19	825	901,933
Humana, Inc.
# 6.450%, 06/01/16	275	303,737
Husky Energy, Inc.
# 7.250%, 12/15/19	800	950,310
Indiana Michigan Power Co.
# 7.000%, 03/15/19	235	276,662
Integrys Energy Group, Inc.
4.170%, 11/01/20	1,000	958,128

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)
International Bank for Reconstruction & Development
7.625%, 01/19/23	$1,700	$2,280,246
International Game Technology
7.500%, 06/15/19	185	211,798
Japan Finance Organization for Municipalities
5.000%, 05/16/17	1,300	1,452,229
John Deere Capital Corp.
5.500%, 04/13/17	210	236,491
Johnson & Johnson
2.950%, 09/01/20	2,000	1,892,316
JPMorgan Chase & Co.
6.300%, 04/23/19	500	563,805
4.950%, 03/25/20	630	641,023
Kinder Morgan Energy Partners LP
5.800%, 03/01/21	550	592,604
Kommunalbanken AS
2.750%, 05/05/15	650	664,833
Kreditanstalt fuer Wiederaufbau
5.000%, 10/31/14	575	642,868
4.875%, 06/17/19	1,350	1,487,772
Landwirtschaftliche Rentenbank
3.125%, 07/15/15	1,050	1,091,177
# 2.375%, 09/13/17	1,000	958,337
Lincoln National Corp.
6.250%, 02/15/20	180	197,904
Lockheed Martin Corp.
# 4.250%, 11/15/19	1,000	1,006,554
Loews Corp.
5.250%, 03/15/16	190	206,322
Magellan Midstream Partners LP
4.250%, 02/01/21	370	357,414
Manitoba, Province of Canada
4.900%, 12/06/16	1,600	1,784,875
Marathon Oil Corp.
5.900%, 03/15/18	250	286,303
Marsh & McLennan Cos., Inc.
9.250%, 04/15/19	225	282,091
McDonald’s Corp.
# 5.350%, 03/01/18	990	1,110,582
McKesson Corp.
# 7.500%, 02/15/19	1,000	1,207,101
Mead Johnson Nutrition Co.
# 4.900%, 11/01/19	700	731,337
Medtronic, Inc.
# 4.450%, 03/15/20	840	870,558

	Face Amount	Value†

	(000)
Merrill Lynch & Co., Inc.
6.875%, 11/15/18	$200	$221,464
MetLife, Inc.
7.717%, 02/15/19	425	520,463
Microsoft Corp.
# 4.200%, 06/01/19	625	653,583
3.000%, 10/01/20	2,000	1,882,410
Morgan Stanley
7.300%, 05/13/19	190	211,509
# 5.500%, 01/26/20	600	598,779
5.500%, 07/24/20	375	374,910
NASDAQ OMX Group, Inc. (The)
5.550%, 01/15/20	1,510	1,525,100
National City Corp.
# 4.900%, 01/15/15	227	244,220
New Brunswick, Province of Canada
9.750%, 05/15/20	1,000	1,434,406
Nexen, Inc.
6.200%, 07/30/19	275	298,001
Nisource Finance Corp.
# 6.125%, 03/01/22	575	634,638
Nokia Oyj
5.375%, 05/15/19	485	514,040
Nomura Holdings, Inc.
# 6.700%, 03/04/20	1,075	1,147,991
Nordic Investment Bank
2.500%, 07/15/15	650	663,072
5.000%, 02/01/17	1,000	1,122,623
Northrop Grumman Corp.
5.050%, 08/01/19	1,125	1,201,010
Novartis Capital Corp.
4.400%, 04/24/20	1,000	1,039,950
NuStar Logistics LP
4.800%, 09/01/20	470	460,791
Occidental Petroleum Corp.
# 4.125%, 06/01/16	1,200	1,296,878
Oesterreichische Kontrollbank AG
4.875%, 02/16/16	400	443,589
Omnicom Group, Inc.
# 4.450%, 08/15/20	450	441,766
Ontario, Province of Canada
4.750%, 01/19/16	600	662,762
4.950%, 11/28/16	400	445,076
4.400%, 04/14/20	1,700	1,767,747
Oracle Corp.
5.000%, 07/08/19	700	758,514
PACCAR, Inc.
6.875%, 02/15/14	500	573,046

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)
PepsiCo, Inc.
# 4.500%, 01/15/20	$675	$707,337
Pfizer, Inc.
# 6.200%, 03/15/19	625	729,842
Philip Morris International, Inc.
# 5.650%, 05/16/18	800	905,017
Pitney Bowes, Inc.
# 6.250%, 03/15/19	185	197,464
Plains All American Pipeline LP
6.500%, 05/01/18	900	1,014,256
PNC Funding Corp.
# 4.375%, 08/11/20	730	722,694
Protective Life Corp.
7.375%, 10/15/19	700	773,736
Prudential Financial, Inc.
# 5.375%, 06/21/20	220	230,755
Quest Diagnostics, Inc.
# 5.450%, 11/01/15	1,100	1,194,961
# 4.750%, 01/30/20	225	222,890
Questar Corp.
2.750%, 02/01/16	500	499,958
Rabobank Nederland NV
2.125%, 10/13/15	2,000	1,931,988
Ralcorp Holdings, Inc.
# 4.950%, 08/15/20	1,075	1,070,939
Raytheon Co.
3.125%, 10/15/20	800	733,231
Reinsurance Group of America, Inc.
5.625%, 03/15/17	200	208,396
Rowan Cos., Inc.
7.875%, 08/01/19	600	706,375
Royal Bank of Canada
2.625%, 12/15/15	1,600	1,602,155
Safeway, Inc.
5.000%, 08/15/19	1,025	1,047,788
Sempra Energy
# 9.800%, 02/15/19	160	214,964
Shell International Finance BV
# 4.300%, 09/22/19	1,500	1,558,078
Southwest Airlines Co.
# 5.250%, 10/01/14	675	724,536
Southwestern Public Service Co.
8.750%, 12/01/18	350	438,511
State Street Corp.
4.300%, 05/30/14	1,200	1,292,305
Svensk Exportkredit AB
5.125%, 03/01/17	1,400	1,562,074

	Face Amount	Value†

	(000)
Talisman Energy, Inc.
7.750%, 06/01/19	$1,260	$1,546,603
Target Corp.
# 5.875%, 07/15/16	685	791,838
TD Ameritrade Holding Corp.
5.600%, 12/01/19	200	210,287
Telefonica Emisiones SAU
5.877%, 07/15/19	200	209,715
Thermo Fisher Scientific, Inc.
3.200%, 05/01/15	1,225	1,254,077
Time Warner Cable, Inc.
# 8.750%, 02/14/19	745	944,876
Total Capital SA
4.450%, 06/24/20	3,000	3,078,696
Toyota Motor Credit Corp.
4.250%, 01/11/21	1,200	1,210,898
TransCanada Pipelines, Ltd.
7.125%, 01/15/19	915	1,116,424
Travelers Cos., Inc. (The)
# 5.800%, 05/15/18	190	211,233
UBS AG
3.875%, 01/15/15	215	221,450
Unilever Capital Corp.
4.800%, 02/15/19	825	885,780
United Parcel Service, Inc.
3.125%, 01/15/21	2,000	1,855,728
United Technologies Corp.
4.500%, 04/15/20	825	861,750
Unum Group
5.625%, 09/15/20	500	501,622
Valero Energy Corp.
# 9.375%, 03/15/19	875	1,112,495
Verizon Communications, Inc.
# 8.750%, 11/01/18	565	733,398
Wachovia Corp.
# 5.750%, 02/01/18	1,070	1,190,741
Walgreen Co.
5.250%, 01/15/19	1,320	1,461,381
Wal-Mart Stores, Inc.
5.800%, 02/15/18	1,000	1,147,762
3.625%, 07/08/20	3,075	2,961,542
Weatherford International, Ltd.
5.500%, 02/15/16	400	437,290
Western Union Co. (The)
6.500%, 02/26/14	190	213,191
Westpac Banking Corp.
4.875%, 11/19/19	2,250	2,333,752
WR Berkley Corp.
5.375%, 09/15/20	800	799,058

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)
Zimmer Holdings, Inc.
4.625%, 11/30/19	$800	$823,029

TOTAL BONDS		160,816,969

TEMPORARY CASH INVESTMENTS — (1.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/11 (Collateralized by $3,575,000 FNMA 2.24%, 07/06/15, valued at $3,668,844) to be repurchased at $3,612,019	$3,612	3,612,000

	Shares/ Face Amount	Value†

	(000)
SECURITIES LENDING COLLATERAL — (15.9%)
§@ DFA Short Term Investment Fund	30,160,000	$30,160,000
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $123,075,187 FNMA 7.000%, 10/01/38, valued at $2,787,041) to be repurchased at $2,732,410	$2,732	2,732,393

TOTAL SECURITIES LENDING COLLATERAL		32,892,393

TOTAL INVESTMENTS — (100.0%) (Cost $212,288,093)##		$207,202,848

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$9,881,486	—	$9,881,486
Bonds	—	160,816,969	—	160,816,969
Temporary Cash Investments	—	3,612,000	—	3,612,000
Securities Lending Collateral	—	32,892,393	—	32,892,393

TOTAL	—	$207,202,848	—	$207,202,848

See accompanying Notes to Schedules of Investments.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Face Amount^	Value†

	(000)
BONDS — (80.4%)
AUSTRALIA — (2.0%)
BHP Billiton Finance USA, Ltd.
(u) 5.125%, 03/29/12	525	$551,916
Westpac Banking Corp.
(u) 2.250%, 11/19/12	2,000	2,038,230

TOTAL AUSTRALIA		2,590,146

AUSTRIA — (1.5%)
Oesterreichische Kontrollbank AG
(u) 1.375%, 01/21/14	2,000	2,001,736

CANADA — (9.0%)
Bank of Nova Scotia
(u) 2.375%, 12/17/13	2,000	2,044,458
Canadian Natural Resources, Ltd.
(u) 5.150%, 02/01/13	625	670,427
Export Development Canada
(u) 2.375%, 03/19/12	1,000	1,021,400
Manitoba, Province of Canada
(u) 2.125%, 04/22/13	1,500	1,537,995
Nexen, Inc.
(u) 5.050%, 11/20/13	300	320,532
Ontario, Province of Canada
(u) 1.875%, 11/19/12	1,000	1,019,470
(u) 4.375%, 02/15/13	600	640,657
Potash Corp. of Saskatchewan, Inc.
(u) 7.750%, 05/31/11	350	358,234
Royal Bank of Canada
(u) 2.250%, 03/15/13	1,400	1,443,128
Saskatchewan, Province of Canada
(u) 7.375%, 07/15/13	1,800	2,064,242
TransCanada Pipelines, Ltd.
(u) 4.000%, 06/15/13	725	769,244

TOTAL CANADA		11,889,787

FRANCE — (3.1%)
BNP Paribas
(u) 2.125%, 12/21/12	2,000	2,031,912
Total Capital SA
(u) 5.000%, 05/22/12	1,500	1,577,397
Veolia Environnement SA
(u) 5.250%, 06/03/13	425	458,334

TOTAL FRANCE		4,067,643

	Face Amount^	Value†

	(000)
GERMANY — (2.4%)
Deutsche Bank AG
(u) 4.875%, 05/20/13	425	$454,627
Kreditanstalt fuer Wiederaufbau
(u) 1.375%, 07/15/13	1,700	1,715,594
Landwirtschaftliche Rentenbank
(u) 1.875%, 09/24/12	1,000	1,018,978

TOTAL GERMANY		3,189,199

NETHERLANDS — (1.2%)
Deutsche Telekom International Finance BV
(u) 5.250%, 07/22/13	525	570,281
Shell International Finance BV
(u) 1.300%, 09/22/11	1,000	1,006,279

TOTAL NETHERLANDS		1,576,560

NORWAY — (1.2%)
Eksportfinans ASA
(u) 1.875%, 04/02/13	1,500	1,523,490

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (4.2%)
Asian Development Bank
(u) 1.625%, 07/15/13	1,200	1,216,936
European Investment Bank
(u) 2.625%, 11/15/11	1,000	1,017,215
Inter-American Development Bank
(u) 1.750%, 10/22/12	1,300	1,324,859
International Bank for Reconstruction & Development
(u) 2.000%, 04/02/12	1,000	1,019,189
Nordic Investment Bank
(u) 1.625%, 01/28/13	1,000	1,016,025

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS		5,594,224

SWITZERLAND — (0.3%)
Credit Suisse
(u) 5.000%, 05/15/13	425	455,278

UNITED KINGDOM — (2.6%)
Barclays Bank P.L.C.
(u) 5.450%, 09/12/12	2,000	2,132,138

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Face Amount^	Value†

	(000)
UNITED KINGDOM — (Continued)
BP Capital Markets P.L.C.
(u) 5.250%, 11/07/13	750	$821,679
Diageo Capital P.L.C.
(u) 5.200%, 01/30/13	425	458,008

TOTAL UNITED KINGDOM		3,411,825

UNITED STATES — (52.9%)
Aetna, Inc.
5.750%, 06/15/11	$100	101,869
Air Products & Chemicals, Inc.
4.150%, 02/01/13	500	524,214
Alcoa, Inc.
5.375%, 01/15/13	425	454,788
American Express Credit Corp.
5.875%, 05/02/13	850	923,857
Anheuser-Busch InBev Worldwide, Inc.
2.500%, 03/26/13	450	460,567
Apache Corp.
6.000%, 09/15/13	715	796,774
Archer-Daniels-Midland Co.
7.125%, 03/01/13	325	365,187
Arrow Electronics, Inc.
6.875%, 07/01/13	350	384,139
AT&T, Inc.
4.950%, 01/15/13	975	1,046,823
Baker Hughes, Inc.
6.500%, 11/15/13	450	512,322
Baltimore Gas & Electric Co.
6.125%, 07/01/13	500	551,791
Bank of America Corp.
5.375%, 09/11/12	850	897,587
Bank of New York Mellon Corp. (The)
4.500%, 04/01/13	1,000	1,071,668
5.125%, 08/27/13	1,150	1,260,376
Baxter International, Inc.
1.800%, 03/15/13	910	927,157
BB&T Corp.
3.850%, 07/27/12	750	779,529
BlackRock, Inc.
2.250%, 12/10/12	480	490,559
Boeing Capital Corp.
5.800%, 01/15/13	350	381,175
Boeing Co. (The)
1.875%, 11/20/12	550	560,035

	Face Amount	Value†

	(000)
UNITED STATES — (Continued)
Bristol-Myers Squibb Co.
5.250%, 08/15/13	$425	$469,431
Burlington Northern Santa Fe LLC
5.900%, 07/01/12	100	106,839
Campbell Soup Co.
5.000%, 12/03/12	350	376,948
Capital One Financial Corp.
4.800%, 02/21/12	350	362,520
6.250%, 11/15/13	150	166,724
Caterpillar Financial Services Corp.
6.200%, 09/30/13	450	507,111
CenterPoint Energy Resources Corp.
7.875%, 04/01/13	326	372,126
Chubb Corp.
5.200%, 04/01/13	525	566,184
CIGNA Corp.
6.375%, 10/15/11	425	441,722
Cisco Systems, Inc.
5.250%, 02/22/11	800	802,048
Citigroup, Inc.
6.500%, 08/19/13	725	798,763
Coca-Cola Refreshments USA, Inc.
3.750%, 03/01/12	450	464,381
Comcast Cable Communications Holdings, Inc.
8.375%, 03/15/13	775	882,603
Computer Sciences Corp.
5.000%, 02/15/13	850	902,304
ConAgra Foods, Inc.
6.750%, 09/15/11	100	103,663
ConocoPhillips
4.750%, 10/15/12	950	1,015,165
Consolidated Edison Co. of New York, Inc.
4.875%, 02/01/13	450	481,388
COX Communications, Inc.
7.125%, 10/01/12	800	874,639
CSX Corp.
5.500%, 08/01/13	425	463,735
CVS Caremark Corp.
5.750%, 08/15/11	825	847,694
Daimler Finance North America LLC
6.500%, 11/15/13	450	510,206

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)
UNITED STATES — (Continued)
Dell, Inc.
4.700%, 04/15/13	$425	$457,205
Dominion Resources, Inc.
5.000%, 03/15/13	425	456,147
Dow Chemical Co. (The)
6.000%, 10/01/12	425	457,563
Dr. Pepper Snapple Group, Inc.
2.350%, 12/21/12	600	613,824
Duke Energy Ohio, Inc.
5.700%, 09/15/12	425	456,806
E.I. Du Pont de Nemours & Co.
4.750%, 11/15/12	350	372,335
eBay, Inc.
0.875%, 10/15/13	600	595,455
Eli Lilly & Co.
3.550%, 03/06/12	350	360,415
Emerson Electric Co.
5.625%, 11/15/13	575	641,954
Energy Transfer Partners LP
6.000%, 07/01/13	425	462,090
Enterprise Products Operating LLC
7.625%, 02/15/12	650	693,116
EOG Resources, Inc.
6.125%, 10/01/13	750	839,722
Express Scripts, Inc.
5.250%, 06/15/12	425	447,422
Fifth Third Bancorp
6.250%, 05/01/13	675	733,670
General Dynamics Corp.
4.250%, 05/15/13	500	536,721
General Electric Capital Corp.
2.800%, 01/08/13	2,000	2,052,396
1.875%, 09/16/13	300	300,836
2.100%, 01/07/14	600	599,995
General Electric Co.
5.000%, 02/01/13	200	213,987
General Mills, Inc.
6.000%, 02/15/12	425	446,298
Georgia Power Co.
6.000%, 11/01/13	700	786,987
GlaxoSmithKline Capital, Inc.
4.850%, 05/15/13	625	677,420
Goldman Sachs Group, Inc. (The)
4.750%, 07/15/13	750	800,135
Hewlett-Packard Co.
1.250%, 09/13/13	1,000	998,931

	Face Amount	Value†

	(000)
UNITED STATES — (Continued)
Honeywell International, Inc.
4.250%, 03/01/13	$975	$1,041,048
HSBC Finance Corp.
4.750%, 07/15/13	775	821,359
International Business Machines Corp.
6.500%, 10/15/13	775	882,447
John Deere Capital Corp.
7.000%, 03/15/12	425	454,188
KeyCorp.
6.500%, 05/14/13	1,000	1,095,529
Kinder Morgan Energy Partners LP
7.125%, 03/15/12	425	452,463
Kohl’s Corp.
6.300%, 03/01/11	350	351,479
Kraft Foods, Inc.
6.250%, 06/01/12	155	165,533
Kroger Co. (The)
5.500%, 02/01/13	640	690,761
Lockheed Martin Corp.
4.121%, 03/14/13	775	822,926
Marathon Oil Corp.
6.125%, 03/15/12	425	451,306
McDonald’s Corp.
4.300%, 03/01/13	975	1,038,064
MetLife, Inc.
5.375%, 12/15/12	425	458,856
Microsoft Corp.
0.875%, 09/27/13	1,300	1,295,619
Monsanto Co.
7.375%, 08/15/12	400	438,937
Morgan Stanley
5.300%, 03/01/13	750	803,292
National Rural Utilities Cooperative Finance Corp.
7.250%, 03/01/12	425	454,499
NextEra Energy Capital Holdings, Inc.
5.625%, 09/01/11	425	437,053
2.550%, 11/15/13	650	663,702
Northern Trust Corp.
5.500%, 08/15/13	425	469,868
Nucor Corp.
4.875%, 10/01/12	440	468,086
Occidental Petroleum Corp.
7.000%, 11/01/13	775	896,418

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Face Amount	Value†

	(000)
UNITED STATES — (Continued)
Oracle Corp.
4.950%, 04/15/13	$750	$815,513
Packaging Corp. of America
5.750%, 08/01/13	525	564,429
Philip Morris International, Inc.
4.875%, 05/16/13	425	459,413
Pitney Bowes, Inc.
3.875%, 06/15/13	450	469,836
Praxair, Inc.
6.375%, 04/01/12	425	451,519
Prudential Financial, Inc.
5.800%, 06/15/12	350	368,844
3.625%, 09/17/12	300	311,181
Ryder System, Inc.
5.000%, 06/15/12	525	549,331
Safeway, Inc.
5.800%, 08/15/12	425	455,463
Sara Lee Corp.
3.875%, 06/15/13	650	671,289
St. Jude Medical, Inc.
2.200%, 09/15/13	425	432,423
SunTrust Banks, Inc.
5.250%, 11/05/12	525	551,758
Target Corp.
5.875%, 03/01/12	850	896,987
Time Warner Cable, Inc.
6.200%, 07/01/13	425	471,372
Toyota Motor Credit Corp.
1.375%, 08/12/13	2,000	2,011,860
Travelers Property Casualty Corp.
5.000%, 03/15/13	350	376,673
U.S. Bancorp
2.000%, 06/14/13	200	203,114
United Technologies Corp.
6.100%, 05/15/12	250	267,614
UnitedHealth Group, Inc.
5.250%, 03/15/11	525	527,734
Valero Energy Corp.
6.875%, 04/15/12	875	935,324
Verizon Communications, Inc.
5.250%, 04/15/13	775	842,579
Wal-Mart Stores, Inc.
4.250%, 04/15/13	1,500	1,609,301
0.750%, 10/25/13	600	595,724
Walt Disney Co. (The)
4.700%, 12/01/12	725	775,685

	Face Amount	Value†

	(000)
UNITED STATES — (Continued)
Waste Management, Inc.
6.375%, 11/15/12	$425	$464,995

TOTAL UNITED STATES		69,741,435

TOTAL BONDS		106,041,323

AGENCY OBLIGATIONS — (6.9%)
Federal Farm Credit Bank
3.500%, 10/03/11	2,000	2,042,524
Federal Home Loan Mortgage Corporation
1.125%, 12/15/11	2,000	2,013,756
0.375%, 11/30/12	1,000	995,857
4.875%, 11/15/13	500	552,994
Federal National Mortgage Association
5.375%, 11/15/11	2,000	2,079,506
1.000%, 09/23/13	1,500	1,498,394

TOTAL AGENCY OBLIGATIONS		9,183,031

U.S. TREASURY
OBLIGATIONS — (6.1%)
U.S. Treasury Note
0.625%, 12/31/12	8,000	8,012,816

	Shares/ Face Amount

	(000)
TEMPORARY CASH INVESTMENTS — (6.6%)
Citibank-US Dollars on Deposit in Custody Account	3,436,510	3,436,510
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/11 (Collateralized by $5,215,000 FNMA 2.24%, 07/06/15, valued at $5,351,894) to be repurchased at $5,268,028.	$5,268	5,268,000

TOTAL TEMPORARY CASH INVESTMENTS		8,704,510

TOTAL INVESTMENTS — (100.0%) (Cost $131,902,552)##		$131,941,680

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$106,041,323	—	$106,041,323
Agency Obligations	—	9,183,031	—	9,183,031
U.S. Treasury Obligations	—	8,012,816	—	8,012,816
Temporary Cash Investments	$3,436,510	5,268,000	—	8,704,510
Swaps**	—	3,384,053	—	3,384,053
Futures Contracts**	96,920	—	—	96,920

TOTAL	$3,533,430	131,889,223	—	$135,422,653

**	Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Schedules of Investments.

WORLD EX U.S. VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in The DFA International Value Series of The DFA Investment Trust Company		$25,152,058
Investment in Dimensional Emerging Markets Value Fund Investment in DFA International Small Cap Value Portfolio of DFA Investment Dimensions Group Inc.	192,279	8,421,655 3,376,419

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $31,589,673)		36,950,132

	Face Amount

	(000)

TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/10 (Collateralized by $40,000 FNMA 2.24%, 07/06/15, valued at $41,050)to be repurchased at $40,000
(Cost $40,000)	$40	40,000

TOTAL INVESTMENTS - (100.0%)
(Cost $31,629,673)##		$36,990,132

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$36,950,132	—	—	$36,950,132
Temporary Cash Investments	—	$40,000	—	40,000

TOTAL	$36,950,132	$40,000	—	$36,990,132

See accompanying Notes to Financial Statements.

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value†
COMMON STOCKS — (85.0%)
Consumer Discretionary — (12.7%)
*1-800-FLOWERS.COM, Inc.	600	$1,644
#Aaron’s, Inc.	1,900	36,461
Abercrombie & Fitch Co.	400	20,164
*AC Moore Arts & Crafts, Inc.	1,100	2,409
Advance Auto Parts, Inc.	400	25,576
*Aeropostale, Inc.	1,075	25,929
*AFC Enterprises, Inc.	500	7,450
*AH Belo Corp.	600	4,866
Aldila, Inc.	200	1,040
#*Amazon.com, Inc.	1,100	186,604
*American Apparel, Inc.	700	721
*American Axle & Manufacturing Holdings, Inc.	1,500	21,450
American Eagle Outfitters, Inc.	3,112	45,000
*America’s Car-Mart, Inc.	400	9,976
*Amerigon, Inc.	300	3,267
#*AnnTaylor Stores Corp.	1,200	26,544
*Apollo Group, Inc. Class A	400	16,508
#Arbitron, Inc.	300	12,507
*Asbury Automotive Group, Inc.	1,000	18,410
*Ascena Retail Group, Inc.	1,482	40,177
*Ascent Media Corp.	100	3,804
*Atrinsic, Inc.	84	207
*Audiovox Corp. Class A	850	6,103
#*AutoNation, Inc.	1,300	37,323
*Autozone, Inc.	200	50,706
*Ballantyne Strong, Inc.	500	3,760
#Barnes & Noble, Inc.	1,700	26,775
*Beasley Broadcast Group, Inc.	300	1,605
bebe stores, Inc.	1,700	9,545
*Bed Bath & Beyond, Inc.	800	38,400
#*Belo Corp.	2,900	19,546
Best Buy Co., Inc.	1,140	38,760
Big 5 Sporting Goods Corp.	600	7,608
*Big Lots, Inc.	1,500	47,685
*Biglari Holdings, Inc.	50	21,500
#*Blue Nile, Inc.	200	11,370
*Bluegreen Corp.	500	1,750
Blyth, Inc.	275	9,245
Bob Evans Farms, Inc.	1,000	31,480
*Bon-Ton Stores, Inc. (The)	300	3,327
#Books-A-Million, Inc.	600	3,414
#*BorgWarner, Inc.	800	53,944
Brinker International, Inc.	1,725	40,589
*Brookfield Homes Corp.	1,400	19,768
Brown Shoe Co., Inc.	1,300	16,471
#Buckle, Inc.	500	17,875
*Buffalo Wild Wings, Inc.	400	17,508
*Cabela’s, Inc.	1,300	32,370
#*Cablevision Systems Corp.	600	20,310
*Cache, Inc.	600	2,256
#Callaway Golf Co.	1,780	13,083
*Cambium Learning Group, Inc.	1,078	3,525
#*Career Education Corp.	1,700	38,148
*Caribou Coffee Co., Inc.	600	5,412
*CarMax, Inc.	1,400	45,710
*Carmike Cinemas, Inc.	300	1,962
Carnival Corp.	5,700	254,847
*Carriage Services, Inc.	700	3,577

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Carrols Restaurant Group, Inc.	300	$2,100
*Carter’s, Inc.	1,000	27,700
*Casual Male Retail Group, Inc.	800	3,360
Cato Corp. Class A	900	21,996
#*Cavco Industries, Inc.	200	8,238
CBS Corp.	200	3,956
CBS Corp. Class B	6,600	130,878
*CEC Entertainment, Inc.	500	18,475
#*Charming Shoppes, Inc.	600	1,866
*Cheesecake Factory, Inc.	1,600	47,216
Chico’s FAS, Inc.	1,100	12,012
#*Children’s Place Retail Stores, Inc. (The)	300	12,567
*Chipotle Mexican Grill, Inc.	160	35,027
#Choice Hotels International, Inc.	700	26,551
Christopher & Banks Corp.	700	3,997
*Citi Trends, Inc.	200	4,580
*Clear Channel Outdoor Holdings, Inc.	700	9,723
Coach, Inc.	500	27,045
#*Coinstar, Inc.	558	23,096
*Coldwater Creek, Inc.	2,377	6,917
#Columbia Sportswear Co.	800	48,784
Comcast Corp. Class A	10,200	232,050
Comcast Corp. Special Class A	6,900	147,936
#*Conn’s, Inc.	989	4,371
Cooper Tire & Rubber Co.	1,700	38,862
*Core-Mark Holding Co., Inc.	200	6,768
#*Corinthian Colleges, Inc.	2,500	13,200
Cracker Barrel Old Country Store, Inc.	400	20,592
*Craftmade International, Inc.	72	338
*Crocs, Inc.	4,200	68,838
CSS Industries, Inc.	300	5,508
*Culp, Inc.	500	4,995
*Cybex International, Inc.	500	375
Darden Restaurants, Inc.	700	32,977
*Deckers Outdoor Corp.	600	44,034
*Destination Maternity Corp.	200	8,106
DeVry, Inc.	300	15,633
#*Dick’s Sporting Goods, Inc.	500	18,045
Dillard’s, Inc.	3,200	127,104
*DineEquity, Inc.	900	46,422
*DIRECTV Class A	1,602	67,909
*Discovery Communications, Inc. Class C	700	23,772
*DISH Network Corp.	300	6,333
*Dixie Group, Inc.	400	1,776
*Dollar Tree, Inc.	600	30,348
*Domino’s Pizza, Inc.	600	9,840
*Dorman Products, Inc.	400	12,868
DR Horton, Inc.	2,300	28,497
#Drew Industries, Inc.	600	14,172
#*DSW, Inc.	100	3,329
#*Eastman Kodak Co.	4,011	14,680
Emerson Radio Corp.	700	1,491
*Entercom Communications Corp.	700	6,860
*Entravision Communications Corp.	2,100	4,536
Ethan Allen Interiors, Inc.	1,000	22,400
#*EW Scripps Co. Class A (The)	1,699	15,427
*Exide Technologies.	3,200	30,752
Family Dollar Stores, Inc.	700	29,736
*Famous Dave’s of America, Inc.	400	4,024
*Federal-Mogul Corp.	3,100	73,036
#Finish Line, Inc. Class A	2,300	35,397

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Fisher Communications, Inc.	400	$9,656
Foot Locker, Inc.	7,000	125,020
#*Ford Motor Co.	9,500	151,525
*Fossil, Inc.	400	28,420
Frisch’s Restaurants, Inc.	100	2,116
*Fuel Systems Solutions, Inc.	500	13,015
*Furniture Brands International, Inc.	2,300	10,350
#*GameStop Corp. Class A	2,600	54,782
Gannett Co., Inc.	3,692	54,420
Gap, Inc.	1,300	25,051
#Garmin, Ltd.	150	4,624
*Gaylord Entertainment Co.	1,200	40,008
*Genesco, Inc.	600	22,278
#Gentex Corp.	1,020	32,711
Genuine Parts Co.	900	46,575
#*G-III Apparel Group, Ltd.	900	31,401
*Global Traffic Network, Inc.	400	4,292
*Goodyear Tire & Rubber Co.	1,300	15,444
*Gray Television, Inc.	757	1,499
*Great Wolf Resorts, Inc.	1,400	4,074
#Group 1 Automotive, Inc.	500	18,920
Guess?, Inc.	300	12,834
#H&R Block, Inc.	1,300	16,276
*Hanesbrands, Inc.	700	16,114
Harley-Davidson, Inc.	1,300	51,545
*Harman International Industries, Inc.	200	8,664
Harte-Hanks, Inc.	1,200	14,964
Hasbro, Inc.	600	26,454
*Helen of Troy, Ltd.	709	19,902
#Hillenbrand, Inc.	1,103	23,836
*Hollywood Media Corp.	900	1,746
Home Depot, Inc.	4,936	181,497
Hooker Furniture Corp.	200	2,682
#*Hovnanian Enterprises, Inc.	1,700	7,514
*Iconix Brand Group, Inc.	2,800	55,580
International Speedway Corp.	1,000	28,930
#*Interpublic Group of Cos., Inc. (The)	7,100	75,899
*Interval Leisure Group, Inc.	900	14,103
*iRobot Corp.	700	18,900
#*ITT Educational Services, Inc.	200	13,168
*J. Alexander’s Corp.	150	766
J.C. Penney Co., Inc.	1,600	51,312
*Jack in the Box, Inc.	1,800	39,492
#*JAKKS Pacific, Inc.	1,000	17,290
*Jo-Ann Stores, Inc.	700	42,231
Johnson Controls, Inc.	3,300	126,687
*Johnson Outdoors, Inc. Class A	300	4,566
Jones Group, Inc. (The)	200	2,538
#*Jos. A. Bank Clothiers, Inc.	1,000	42,730
*Journal Communications, Inc.	1,600	7,680
*K12, Inc.	300	8,175
#KB Home	2,000	29,680
*Kenneth Cole Productions, Inc. Class A	500	6,820
*Knology, Inc.	400	5,852
*Kohl’s Corp.	1,100	55,858
*Kona Grill, Inc.	280	1,403
*Krispy Kreme Doughnuts, Inc.	600	3,930
KSW, Inc.	300	1,140
*K-Swiss, Inc. Class A	500	5,750
*Lakeland Industries, Inc.	200	1,774
#*Lamar Advertising Co. Class A	300	11,052

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*La-Z-Boy, Inc.	800	$6,656
*Leapfrog Enterprises, Inc.	1,200	4,632
*Lear Corp.	300	31,689
Learning Tree International, Inc.	500	4,340
*Lee Enterprises, Inc.	2,000	5,760
Leggett & Platt, Inc.	3,500	78,855
#Lennar Corp. Class A	2,500	48,400
Lennar Corp. Class B Voting	240	3,809
*Libbey, Inc.	400	6,108
#*Liberty Global, Inc. Class A	1,800	73,008
*Liberty Global, Inc. Class C	1,600	61,232
*Liberty Media Corp. Capital Class A	1,690	110,965
*Liberty Media Corp. Interactive Class A	16,500	261,360
*Liberty Media-Starz Corp. Series A	820	54,669
*Life Time Fitness, Inc.	400	15,952
*Lifetime Brands, Inc.	500	6,065
Limited Brands, Inc.	3,700	108,188
*LIN TV Corp. Class A	800	3,856
#Lincoln Educational Services Corp.	800	12,080
Lithia Motors, Inc.	400	5,400
#*Live Nation Entertainment, Inc.	2,100	21,840
*LKQ Corp.	2,000	48,320
*LodgeNet Interactive Corp.	400	1,376
Lowe’s Cos., Inc.	12,000	297,600
*Luby’s, Inc.	1,000	5,770
*M/I Homes, Inc.	500	7,330
Macy’s, Inc.	6,200	143,530
*Madison Square Garden, Inc.	150	3,783
*Maidenform Brands, Inc.	500	12,870
Marcus Corp.	900	10,665
*Marine Products Corp.	1,100	7,920
#Marriott International, Inc. Class A	606	23,931
#*Martha Stewart Living Omnimedia, Inc. Class A	1,300	5,031
Mattel, Inc.	1,900	44,992
Matthews International Corp. Class A	900	31,896
#*McClatchy Co. (The)	2,201	11,225
*McCormick & Schmick’s Seafood Restaurants, Inc.	468	4,212
McDonald’s Corp.	3,300	243,111
McGraw-Hill Cos., Inc.	300	11,694
MDC Holdings, Inc.	1,700	52,547
*Media General, Inc. Class A	1,100	5,522
*Mediacom Communications Corp. Class A	900	7,888
Men’s Wearhouse, Inc. (The)	1,800	47,178
#Meredith Corp.	900	30,330
*Meritage Homes Corp.	1,200	27,552
*Midas, Inc.	200	1,422
*Modine Manufacturing Co.	1,700	28,050
#*Mohawk Industries, Inc.	1,580	87,769
Monro Muffler Brake, Inc.	975	32,253
*Morgans Hotel Group Co.	500	4,518
#Morningstar, Inc.	840	44,873
*Movado Group, Inc.	600	8,646
*Nathan’s Famous, Inc.	200	3,232
#*Netflix, Inc.	400	85,632
*New York & Co., Inc.	500	2,795
#*New York Times Co. Class A (The)	4,500	45,495
#Newell Rubbermaid, Inc.	4,200	80,850
News Corp. Class A	12,600	189,252
News Corp. Class B	4,800	79,584
NIKE, Inc. Class B	700	57,736
Nordstrom, Inc.	500	20,590

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Nutri/System, Inc.	200	$3,792
#*O’Charley’s, Inc.	900	6,228
*Office Depot, Inc.	10,100	53,025
*OfficeMax, Inc.	700	11,249
Omnicom Group, Inc.	800	35,904
*Orbitz Worldwide, Inc.	1,454	7,459
#*O’Reilly Automotive, Inc.	2,500	142,075
Outdoor Channel Holdings, Inc.	1,000	8,000
*Overstock.com, Inc.	300	4,476
Oxford Industries, Inc.	600	14,202
#P.F. Chang’s China Bistro, Inc.	600	27,624
#*Pacific Sunwear of California, Inc.	2,300	9,798
*Panera Bread Co. Class A	300	28,668
*Papa John’s International, Inc.	500	14,350
#*Peet’s Coffee & Tea, Inc.	400	15,264
*Penske Automotive Group, Inc.	2,600	43,940
*Perry Ellis International, Inc.	400	11,260
PetSmart, Inc.	500	20,120
*Phillips-Van Heusen Corp.	1,100	64,207
#*Pier 1 Imports, Inc.	1,400	13,118
#Polaris Industries, Inc.	301	23,153
Polo Ralph Lauren Corp.	300	32,154
*Premier Exhibitions, Inc.	300	486
*Pre-Paid Legal Services, Inc.	268	17,645
*Priceline.com, Inc.	200	85,704
Primedia, Inc.	1,600	8,432
*Princeton Review, Inc.	800	892
*Pulte Group, Inc.	5,960	47,024
*Quiksilver, Inc.	5,400	24,138
#*Radio One, Inc.	600	750
RadioShack Corp.	3,000	45,450
*RC2 Corp.	500	10,160
*Red Lion Hotels Corp.	600	4,602
*Red Robin Gourmet Burgers, Inc.	400	8,256
Regis Corp.	2,200	36,872
‘#Rent-A-Center, Inc.	2,300	68,402
*Rentrak Corp.	200	5,489
RG Barry Corp.	300	3,174
Ross Stores, Inc.	500	32,600
*Royal Caribbean Cruises, Ltd.	1,100	49,390
*Ruby Tuesday, Inc.	1,500	20,220
*Ruth’s Hospitality Group, Inc.	1,295	6,035
#Ryland Group, Inc. (The)	200	3,560
*Saga Communications, Inc.	100	2,585
*Saks, Inc.	800	9,376
Salem Communications Corp.	400	1,276
#*Sally Beauty Holdings, Inc.	2,700	35,532
Scripps Networks Interactive, Inc.	600	27,900
#*Sears Holdings Corp.	900	67,833
Service Corp. International	8,550	74,128
Shiloh Industries, Inc.	700	9,044
#*Shutterfly, Inc.	300	9,987
Sinclair Broadcast Group, Inc. Class A	1,300	11,401
*Skechers U.S.A., Inc. Class A	700	14,399
Skyline Corp.	400	8,036
#*Smith & Wesson Holding Corp.	400	1,420
Snap-On, Inc.	1,600	90,608
#Sonic Automotive, Inc.	1,600	19,920
*Sonic Corp.	1,000	9,590
#Sotheby’s Class A	1,000	40,300
*Spanish Broadcasting System, Inc.	1,000	940

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Spartan Motors, Inc.	1,100	$6,864
#Speedway Motorsports, Inc.	1,500	21,720
Stage Stores, Inc.	900	13,950
Standard Motor Products, Inc.	402	4,868
*Standard Pacific Corp.	4,600	20,240
Stanley Black & Decker, Inc.	2,404	174,723
Staples, Inc.	2,120	47,297
Starbucks Corp.	700	22,071
Starwood Hotels & Resorts Worldwide, Inc.	500	29,485
Stein Mart, Inc.	1,800	14,103
*Steven Madden, Ltd.	750	28,628
Stewart Enterprises, Inc.	2,000	12,760
Strattec Security Corp.	40	1,288
Sturm Ruger & Co., Inc.	500	7,455
Superior Industries International, Inc.	800	16,000
*Systemax, Inc.	988	13,496
*Tandy Brands Accessories, Inc.	100	290
Tandy Leather Factory, Inc.	300	1,542
Target Corp.	3,600	197,388
#*Tempur-Pedic International, Inc.	700	30,548
*Tenneco, Inc.	1,300	53,729
#*Texas Roadhouse, Inc.	2,200	36,564
Thor Industries, Inc.	900	33,444
Tiffany & Co.	600	34,878
*Timberland Co. Class A	1,000	26,730
Time Warner Cable, Inc.	3,380	229,265
Time Warner, Inc.	11,866	373,186
TJX Cos., Inc. (The)	800	37,912
*Toll Brothers, Inc.	2,600	52,624
Tractor Supply Co.	1,600	82,096
*True Religion Apparel, Inc.	700	14,385
*TRW Automotive Holdings Corp.	800	47,728
#*Tuesday Morning Corp.	600	2,970
Tupperware Corp.	600	27,450
#*Under Armour, Inc. Class A	300	17,958
*Unifi, Inc.	666	11,076
*Universal Electronics, Inc.	500	13,165
Universal Technical Institute, Inc.	500	9,125
#*Urban Outfitters, Inc.	800	27,056
#V.F. Corp.	1,680	138,970
#*Vail Resorts, Inc.	1,000	48,050
*Valassis Communications, Inc.	600	18,204
Viacom, Inc. Class B	1,600	66,480
Volcom, Inc.	300	4,980
Walt Disney Co. (The)	19,047	740,357
*Warnaco Group, Inc.	1,300	66,404
*Warner Music Group Corp.	400	2,092
#Washington Post Co. Class B	79	33,840
#Weight Watchers International, Inc.	400	15,520
Wendy’s/Arby’s Group, Inc.	3,425	16,543
*Wet Seal, Inc. (The)	4,000	13,680
Weyco Group, Inc.	256	5,921
#Whirlpool Corp.	1,300	111,150
Wiley (John) & Sons, Inc. Class A	940	43,193
Wiley (John) & Sons, Inc. Class B	200	9,208
Williams Controls, Inc.	200	2,100
Williams-Sonoma, Inc.	1,700	54,740
Winmark Corp.	30	1,015
#*Winnebago Industries, Inc.	277	4,127
Wolverine World Wide, Inc.	900	28,665
#World Wrestling Entertainment, Inc.	700	8,435

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Wyndham Worldwide Corp.	3,400	$95,642
Yum! Brands, Inc.	1,100	51,436
#*Zale Corp.	200	934
*Zumiez, Inc.	996	23,127

Total Consumer Discretionary		12,659,233

Consumer Staples — (5.0%)
Alberto-Culver Co.	2,200	81,950
#Alico, Inc.	200	5,022
Andersons, Inc. (The)	700	27,146
Archer-Daniels-Midland Co.	5,900	192,753
Avon Products, Inc.	900	25,479
*BJ’s Wholesale Club, Inc.	1,400	61,516
Calavo Growers, Inc.	300	6,924
Cal-Maine Foods, Inc.	600	17,016
#Campbell Soup Co.	800	27,312
Casey’s General Stores, Inc.	1,780	75,632
*Central Garden & Pet Co.	500	4,855
#*Chiquita Brands International, Inc.	1,600	24,672
Church & Dwight Co., Inc.	600	41,286
#Clorox Co.	500	31,445
Coca-Cola Bottling Co.	100	5,402
Coca-Cola Co. (The)	4,400	276,540
Coca-Cola Enterprises, Inc.	1,080	27,173
Colgate-Palmolive Co.	900	69,093
ConAgra, Inc.	2,800	62,524
Corn Products International, Inc.	2,800	129,164
Costco Wholesale Corp.	1,300	93,392
*Darling International, Inc.	1,800	24,390
*Dean Foods Co.	2,480	25,172
Del Monte Foods Co.	7,400	140,304
#Diamond Foods, Inc.	500	24,885
*Elizabeth Arden, Inc.	1,200	30,708
*Energizer Holdings, Inc.	500	36,370
Estee Lauder Cos., Inc.	200	16,100
Farmer Brothers Co.	500	6,485
Flowers Foods, Inc.	1,700	42,891
General Mills, Inc.	1,800	62,604
*Green Mountain Coffee, Inc.	700	23,506
Griffin Land & Nurseries, Inc. Class A	93	2,727
H.J. Heinz Co.	600	28,500
*Hain Celestial Group, Inc.	1,300	34,619
*Hansen Natural Corp.	100	5,664
*Heckmann Corp.	557	2,690
Hershey Co. (The)	600	28,014
#Hormel Foods Corp.	700	34,580
Ingles Markets, Inc.	300	5,811
Inter Parfums, Inc.	750	13,380
J & J Snack Foods Corp.	600	25,482
J.M. Smucker Co.	1,820	113,131
#*John B. Sanfilippo & Son, Inc.	200	2,272
Kellogg Co.	500	25,150
Kimberly-Clark Corp.	900	58,257
Kraft Foods, Inc.	17,503	535,067
#Kroger Co. (The)	1,900	40,660
#Lancaster Colony Corp.	500	27,785
*Lifeway Foods, Inc.	200	1,838
McCormick & Co., Inc.	500	22,100
#*Medifast, Inc.	100	2,392
Nash-Finch Co.	400	15,068
National Beverage Corp.	700	9,415

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Omega Protein Corp.	700	$5,712
*Overhill Farms, Inc.	400	2,384
*Pantry, Inc.	800	13,336
PepsiCo, Inc.	3,678	236,532
#*Pilgrim’s Pride Corp.	1,380	9,632
PriceSmart, Inc.	900	32,841
Procter & Gamble Co. (The)	13,300	839,629
*Ralcorp Holdings, Inc.	800	48,960
*Reddy Ice Holdings, Inc.	800	2,784
#Rocky Mountain Chocolate Factory, Inc.	200	2,054
Ruddick Corp.	1,800	60,660
#Safeway, Inc.	3,600	74,484
#Sanderson Farms, Inc.	600	24,666
#Sara Lee Corp.	3,100	52,607
*Smart Balance, Inc.	908	3,637
*Smithfield Foods, Inc.	4,000	79,640
Snyders-Lance, Inc.	1,000	20,740
Spartan Stores, Inc.	700	10,143
#SUPERVALU, Inc.	3,800	27,702
*Susser Holdings Corp.	800	11,536
Sysco Corp.	1,300	37,882
Tasty Baking Co.	300	1,095
#Tootsie Roll Industries, Inc.	1,111	30,730
Tyson Foods, Inc. Class A	6,500	106,925
*United Natural Foods, Inc.	1,200	44,400
Village Super Market, Inc.	194	6,094
Wal-Mart Stores, Inc.	6,200	347,634
WD-40 Co.	400	15,748
Weis Markets, Inc.	788	31,150
#*Whole Foods Market, Inc.	1,200	62,052

Total Consumer Staples		4,997,702

Energy — (12.0%)
*Allis-Chalmers Energy, Inc.	3,400	25,772
#Alon USA Energy, Inc.	1,100	8,591
*Alpha Natural Resources, Inc.	2,167	116,433
Anadarko Petroleum Corp.	4,100	316,028
Apache Corp.	1,969	235,020
Arch Coal, Inc.	1,500	51,375
*Atlas Energy, Inc.	1,200	53,160
*ATP Oil & Gas Corp.	1,900	32,224
*Atwood Oceanics, Inc.	600	24,252
Baker Hughes, Inc.	2,161	148,050
*Basic Energy Services, Inc.	800	14,608
#Berry Petroleum Corp. Class A	1,000	46,670
#*Bill Barrett Corp.	1,900	77,862
#*BioFuel Energy Corp.	800	912
●*BioFuel Energy Corp. Depository Shares Series A	3,026	3,450
*Brigham Exploration Co.	1,900	56,259
*Bristow Group, Inc.	700	36,043
*Bronco Drilling Co., Inc.	500	3,460
#Cabot Oil & Gas Corp.	1,700	70,771
*Cameron International Corp.	756	40,295
#CARBO Ceramics, Inc.	200	23,032
*Carrizo Oil & Gas, Inc.	900	30,465
*Cheniere Energy, Inc.	900	6,579
Chesapeake Energy Corp.	5,100	150,603
Chevron Corp.	19,500	1,851,135
Cimarex Energy Co.	1,400	145,782
*Clayton Williams Energy, Inc.	500	44,325
*Complete Production Services, Inc.	2,100	58,674

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#*Comstock Resources, Inc.	1,300	$36,010
ConocoPhillips	13,100	936,126
Consol Energy, Inc.	600	29,820
*Contango Oil & Gas Co.	300	17,400
Crosstex Energy, Inc.	2,200	18,612
*CVR Energy, Inc.	3,300	57,156
*Dawson Geophysical Co.	200	6,762
*Denbury Resources, Inc.	2,407	48,982
Devon Energy Corp.	1,200	106,428
#Diamond Offshore Drilling, Inc.	300	21,513
*Dresser-Rand Group, Inc.	1,200	55,152
*Dril-Quip, Inc.	700	53,984
El Paso Corp.	3,600	57,168
*Energy Partners, Ltd.	62	998
*ENGlobal Corp.	400	1,804
EOG Resources, Inc.	1,402	149,159
*Evolution Petroleum Corp.	800	5,896
#Exxon Mobil Corp.	18,260	1,473,217
*FMC Technologies, Inc.	800	75,200
#*Forest Oil Corp.	600	23,280
*Frontier Oil Corp.	400	8,320
*FX Energy, Inc.	300	2,730
General Maritime Corp.	300	918
*Geokinetics, Inc.	100	851
*Global Industries, Ltd.	3,500	28,052
#*GMX Resources, Inc.	400	2,088
#*Goodrich Petroleum Corp.	400	8,488
Gulf Island Fabrication, Inc.	520	14,082
*Gulfmark Offshore, Inc.	900	34,605
*Gulfport Energy Corp.	1,200	28,728
Halliburton Co.	1,600	72,000
*Harvest Natural Resources, Inc.	1,300	14,456
*Helix Energy Solutions Group, Inc.	4,000	49,600
Helmerich & Payne, Inc.	1,700	99,841
*Hercules Offshore, Inc.	700	2,317
Hess Corp.	2,980	250,678
*HKN, Inc.	400	1,364
Holly Corp.	700	34,349
#*Hornbeck Offshore Services, Inc.	1,000	23,740
*International Coal Group, Inc.	500	4,625
#*ION Geophysical Corp.	5,700	54,207
Lufkin Industries, Inc.	800	53,376
Marathon Oil Corp.	6,200	283,340
Massey Energy Co.	1,800	113,148
*Matrix Service Co.	500	5,630
*Mitcham Industries, Inc.	300	3,303
Murphy Oil Corp.	1,977	131,075
*Nabors Industries, Ltd.	300	7,320
National-Oilwell, Inc.	5,200	384,280
*Natural Gas Services Group, Inc.	200	3,572
*Newfield Exploration Co.	2,180	159,511
*Newpark Resources, Inc.	3,400	20,332
Noble Energy, Inc.	1,900	173,090
*Northern Oil & Gas, Inc.	201	5,542
Occidental Petroleum Corp.	4,235	409,440
*Oceaneering International, Inc.	200	15,446
#*Oil States International, Inc.	1,500	101,640
#Overseas Shipholding Group, Inc.	1,100	36,564
*OYO Geospace Corp.	200	19,166
Panhandle Oil & Gas, Inc.	200	5,350
*Parker Drilling Co.	4,500	19,530

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#*Patriot Coal Corp.	580	$15,179
#Patterson-UTI Energy, Inc.	6,200	144,708
Peabody Energy Corp.	900	57,078
Penn Virginia Corp.	1,600	27,808
#*Petrohawk Energy Corp.	3,500	70,175
*Petroleum Development Corp.	900	40,959
*PetroQuest Energy, Inc.	2,200	17,248
*PHI, Inc.	400	8,248
*Pioneer Drilling Co.	1,900	16,834
Pioneer Natural Resources Co.	2,300	218,868
*Plains Exploration & Production Co.	2,100	74,340
*Pride International, Inc.	4,104	133,380
QEP Resources, Inc.	2,300	93,472
*Quicksilver Resources, Inc.	1,800	27,018
Range Resources Corp.	600	29,922
*Rex Energy Corp.	1,300	15,646
*Rosetta Resources, Inc.	1,300	51,935
*Rowan Cos., Inc.	2,000	68,560
#*SandRidge Energy, Inc.	2,028	15,088
Schlumberger, Ltd.	1,072	95,397
SEACOR Holdings, Inc.	900	95,121
#*Seahawk Drilling, Inc.	360	2,500
#SM Energy Co.	1,200	74,592
Southern Union Co.	1,300	34,736
*Southwestern Energy Co.	600	23,700
Spectra Energy Corp.	1,200	31,476
#*Stone Energy Corp.	1,546	35,944
Sunoco, Inc.	1,700	72,165
*Superior Energy Services, Inc.	2,300	80,776
*Swift Energy Corp.	900	38,394
*Tesoro Petroleum Corp.	4,103	78,983
*Tetra Technologies, Inc.	3,500	39,725
*TGC Industries, Inc.	578	2,653
Tidewater, Inc.	1,700	101,133
#*Toreador Resources Corp.	572	9,083
#*Trico Marine Services, Inc.	500	55
*Union Drilling, Inc.	800	5,840
*Unit Corp.	1,100	56,320
#*USEC, Inc.	2,500	13,875
*VAALCO Energy, Inc.	2,000	14,560
Valero Energy Corp.	5,600	142,016
*Venoco, Inc.	1,300	27,118
W&T Offshore, Inc.	2,200	44,770
*Warren Resources, Inc.	1,500	8,370
*Westmoreland Coal Co.	200	2,720
*Whiting Petroleum Corp.	900	113,652
Williams Cos., Inc. (The)	1,300	35,087
World Fuel Services Corp.	1,800	67,572

Total Energy		12,007,990

Financials — (16.7%)
21st Century Holding Co.	200	664
Abington Bancorp, Inc.	800	9,936
Advance America Cash Advance Centers, Inc.	1,700	10,404
*Affiliated Managers Group, Inc.	700	71,281
*Affirmative Insurance Holdings, Inc.	200	500
*Allegheny Corp.	212	65,461
Alliance Financial Corp.	47	1,396
Allstate Corp. (The)	5,200	161,928
*Altisource Portfolio Solutions SA	218	6,318
*American Capital, Ltd.	6,128	50,066

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
American Equity Investment Life Holding Co.	1,700	$21,556
American Express Co.	2,700	117,126
American Financial Group, Inc.	2,700	87,831
American National Bankshares, Inc.	200	4,114
American National Insurance Co.	100	8,338
Ameriprise Financial, Inc.	1,000	61,650
*AMERISAFE, Inc.	500	8,905
*AmeriServe Financial, Inc.	560	1,165
AON Corp.	1,500	68,610
*Arch Capital Group, Ltd.	426	37,594
*Asset Acceptance Capital Corp.	1,000	6,060
#Associated Banc-Corp.	3,800	53,124
Asta Funding, Inc.	300	2,302
#Astoria Financial Corp.	2,600	37,024
*Atlantic Coast Federal Corp.	150	303
*Avatar Holdings, Inc.	500	9,985
*B of I Holding, Inc.	218	3,294
BancFirst Corp.	497	20,158
Bancorp Rhode Island, Inc.	100	3,016
*Bancorp, Inc.	400	3,760
#BancorpSouth, Inc.	2,400	37,536
Bank of America Corp.	52,133	715,786
#Bank of Hawaii Corp.	900	42,183
Bank of Kentucky Financial Corp.	108	2,214
#Bank of New York Mellon Corp. (The)	9,600	299,808
Bank of the Ozarks, Inc.	400	17,252
BankFinancial Corp.	800	7,296
Banner Corp.	500	1,180
#BB&T Corp.	6,900	190,716
Beacon Federal Bancorp, Inc.	224	2,872
Berkshire Hills Bancorp, Inc.	600	12,744
#BGC Partners, Inc. Class A	900	7,290
BlackRock, Inc.	200	39,604
BOK Financial Corp.	949	49,044
Boston Private Financial Holdings, Inc.	2,800	18,788
*Bridge Capital Holdings	114	1,001
Brookline Bancorp, Inc.	2,000	21,660
Brooklyn Federal Bancorp, Inc.	100	90
Brown & Brown, Inc.	3,200	79,232
Calamos Asset Management, Inc.	200	3,076
California First National Bancorp	3	43
Camden National Corp.	200	6,846
#Capital City Bank Group, Inc.	600	7,590
Capital One Financial Corp.	4,900	235,984
*Capitol Federal Financial, Inc.	1,131	13,787
Cardinal Financial Corp.	700	7,700
Cash America International, Inc.	1,000	40,230
Cathay General Bancorp	1,600	27,696
*CB Richard Ellis Group, Inc.	1,100	24,409
Center Bancorp, Inc.	448	4,032
#Charles Schwab Corp. (The)	1,920	34,656
Chemical Financial Corp.	800	16,608
*Chicopee Bancorp, Inc.	89	1,286
#Chubb Corp.	3,412	197,657
#Cincinnati Financial Corp.	3,560	114,062
*Citigroup, Inc.	70,645	340,509
*Citizens Community Bancorp, Inc.	300	1,497
#*Citizens, Inc.	1,100	7,843
City Holding Co.	600	20,880
#City National Corp.	1,800	104,022
CME Group, Inc.	400	123,424

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*CNA Financial Corp.	6,200	$166,594
*CNA Surety Corp.	1,700	40,851
#CoBiz Financial, Inc.	800	5,104
#Cohen & Steers, Inc.	104	2,944
#Columbia Banking System, Inc.	600	12,060
#Comerica, Inc.	2,740	104,668
#Commerce Bancshares, Inc.	1,336	54,950
Community Trust Bancorp, Inc.	500	14,455
Consolidated-Tokoma Land Co.	200	5,770
Cullen Frost Bankers, Inc.	920	53,158
#CVB Financial Corp.	3,660	30,305
#Delphi Financial Group, Inc. Class A	1,500	43,170
Dime Community Bancshares, Inc.	1,100	16,588
Discover Financial Services	9,000	185,310
#*Dollar Financial Corp.	600	18,378
Donegal Group, Inc. Class A	700	9,065
*E*Trade Financial Corp.	1,950	32,292
#East West Bancorp, Inc.	1,935	42,009
#Eaton Vance Corp.	400	12,120
Employers Holdings, Inc.	1,500	25,185
*Encore Capital Group, Inc.	900	20,475
Endurance Specialty Holdings, Ltd.	1,700	79,033
*Enstar Group, Ltd.	200	16,554
Enterprise Financial Services Corp.	428	5,555
Erie Indemnity Co.	1,100	73,062
ESB Financial Corp.	477	6,564
Everest Re Group, Ltd.	600	50,568
*EzCorp, Inc.	2,100	56,490
#F.N.B. Corp.	2,768	27,957
FBL Financial Group, Inc. Class A	1,100	30,591
#Federated Investors, Inc. Class B	700	18,956
#Fidelity National Financial, Inc.	5,500	73,975
Fifth Third Bancorp	6,945	103,272
*First Acceptance Corp.	1,000	1,840
First American Financial Corp.	2,600	40,326
First Bancorp	600	9,018
First Bancorp, Inc.	147	2,171
First Busey Corp.	1,600	7,872
*First Cash Financial Services, Inc.	844	27,844
First Citizens BancShares, Inc.	400	80,468
First Commonwealth Financial Corp.	2,400	15,432
First Community Bancshares, Inc.	400	5,380
First Financial Bancorp	2,100	35,490
#First Financial Bankshares, Inc.	700	34,524
First Financial Corp.	500	15,765
First Financial Holdings, Inc.	400	4,144
*First Horizon National Corp.	212	2,402
*First Marblehead Corp. (The)	2,100	4,620
First Mercury Financial Corp.	600	9,870
First Midwest Bancorp, Inc.	1,400	16,366
#First Niagara Financial Group, Inc.	4,344	60,295
First South Bancorp, Inc.	400	2,320
*FirstCity Financial Corp.	400	3,104
FirstMerit Corp.	3,239	59,338
Flagstone Reinsurance Holdings SA	2,200	26,972
Flushing Financial Corp.	700	9,975
*Forest City Enterprises, Inc. Class B	178	2,985
*Forestar Group, Inc.	500	9,330
*Fox Chase Bancorp, Inc.	563	6,919
Franklin Resources, Inc.	500	60,325
Fulton Financial Corp.	6,740	69,557

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Gallagher (Arthur J.) & Co.	1,600	$47,488
GAMCO Investors, Inc.	160	7,117
*Genworth Financial, Inc.	2,200	29,854
German American Bancorp, Inc.	482	8,252
GFI Group, Inc.	800	4,096
Glacier Bancorp, Inc.	1,700	23,987
Goldman Sachs Group, Inc. (The)	3,640	595,577
#Great Southern Bancorp, Inc.	500	10,950
#*Greene Bancshares, Inc.	403	1,269
#Greenhill & Co., Inc.	200	13,884
*Guaranty Bancorp	315	463
*Hallmark Financial Services, Inc.	800	6,792
*Hampton Roads Bankshares, Inc.	46	30
#Hancock Holding Co.	1,100	36,080
#Hanover Insurance Group, Inc.	1,500	70,950
Harleysville Group, Inc.	949	33,528
Hartford Financial Services Group, Inc.	3,838	106,620
HCC Insurance Holdings, Inc.	2,600	78,728
Heartland Financial USA, Inc.	310	5,242
#*Heritage Commerce Corp.	600	2,748
*Heritage Financial Corp.	249	3,548
*Heritage Financial Group, Inc.	114	1,322
HF Financial Corp.	99	1,096
Home Federal Bancorp, Inc.	615	6,593
Horace Mann Educators Corp.	1,500	25,920
#*Horizon Financial Corp.	400	1
Hudson City Bancorp, Inc.	7,200	79,056
Huntington Bancshares, Inc.	14,280	103,387
IBERIABANK Corp.	700	39,704
Independent Bank Corp.	618	16,797
*International Assets Holding Corp.	500	11,700
International Bancshares Corp.	1,400	26,558
*Internet Capital Group, Inc.	1,300	15,834
*Intervest Bancshares Corp.	200	526
*Investment Technology Group, Inc.	1,400	25,802
*Investors Bancorp, Inc.	3,832	51,042
#*Janus Capital Group, Inc.	2,400	30,984
#Jefferies Group, Inc.	2,700	67,527
Jones Lang LaSalle, Inc.	400	35,456
JPMorgan Chase & Co.	36,609	1,645,208
Kaiser Federal Financial Group, Inc.	287	3,427
#KBW, Inc.	100	2,675
Kearny Financial Corp.	1,800	16,776
Keycorp	15,000	133,500
Lakeland Bancorp, Inc.	840	8,081
Lakeland Financial Corp.	508	10,455
Legacy Bancorp, Inc.	300	3,900
Legg Mason, Inc.	1,927	63,842
#Leucadia National Corp.	1,800	58,536
Lincoln National Corp.	4,300	124,012
LNB Bancorp, Inc.	200	1,056
M&T Bank Corp.	1,600	138,352
MainSource Financial Group, Inc.	700	6,360
*Markel Corp.	200	80,500
MarketAxess Holdings, Inc.	1,096	22,062
*Marlin Business Services Corp.	400	5,224
Marsh & McLennan Cos., Inc.	2,800	78,064
Marshall & Ilsley Corp.	7,800	54,522
*Maui Land & Pineapple Co., Inc.	240	1,164
#MB Financial, Inc.	1,200	23,592
#*MBIA, Inc.	1,200	12,840

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
MCG Capital Corp.	2,900	$19,720
Meadowbrook Insurance Group, Inc.	1,400	13,286
Medallion Financial Corp.	600	4,698
Mercer Insurance Group, Inc.	300	8,415
Merchants Bancshares, Inc.	114	3,132
Mercury General Corp.	1,600	67,920
MetLife, Inc.	6,648	304,279
*MF Global Holdings, Ltd.	700	5,796
MidSouth Bancorp, Inc.	72	966
MidWestOne Financial Group, Inc.	196	2,758
Montpelier Re Holdings, Ltd.	400	7,940
#Moody’s Corp.	600	17,622
Morgan Stanley	13,180	387,492
*MSCI, Inc.	500	17,115
*Nara Bancorp, Inc.	900	8,784
*NASDAQ OMX Group, Inc. (The)	2,100	51,408
National Interstate Corp.	500	10,510
National Penn Bancshares, Inc.	2,248	18,344
National Western Life Insurance Co. Class A	11	1,903
*Navigators Group, Inc. (The)	600	29,364
#NBT Bancorp, Inc.	1,100	25,498
Nelnet, Inc. Class A	1,000	22,420
New England Bancshares, Inc.	200	1,880
New Westfield Financial, Inc.	1,200	10,176
#New York Community Bancorp, Inc.	7,231	132,472
NewAlliance Bancshares, Inc.	4,900	73,255
*NewStar Financial, Inc.	332	3,217
Northeast Community Bancorp, Inc.	500	3,120
#Northern Trust Corp.	700	36,386
Northwest Bancshares, Inc.	3,600	42,174
NYSE Euronext, Inc.	4,100	130,421
Ocean Shore Holding Co.	183	2,205
OceanFirst Financial Corp.	600	8,310
#*Ocwen Financial Corp.	3,500	35,350
Old National Bancorp	2,100	22,533
#Old Republic International Corp.	7,595	92,887
#Old Second Bancorp, Inc.	400	628
OneBeacon Insurance Group, Ltd.	800	11,000
Oppenheimer Holdings, Inc. Class A	200	5,220
optionsXpress Holdings, Inc.	900	13,374
Oriental Financial Group, Inc.	200	2,364
#*Pacific Mercantile Bancorp	400	1,536
#PacWest Bancorp	900	17,757
Park National Corp.	540	35,165
PartnerRe, Ltd.	600	49,128
Peapack-Gladstone Financial Corp.	184	2,506
Peoples Bancorp, Inc.	400	5,436
People’s United Financial, Inc.	8,200	105,862
#*PHH Corp.	200	4,778
*Phoenix Cos., Inc. (The)	800	2,048
*PICO Holdings, Inc.	700	21,686
#*Pinnacle Financial Partners, Inc.	500	6,880
#*PMI Group, Inc. (The)	600	1,746
PNC Financial Services Group, Inc.	5,401	324,060
*Popular, Inc.	1,100	3,531
#*Portfolio Recovery Associates, Inc.	500	36,070
#PrivateBancorp, Inc.	700	10,759
*ProAssurance Corp.	1,100	64,537
Progressive Corp.	2,500	49,525
Prosperity Bancshares, Inc.	1,400	56,630
Protective Life Corp.	2,900	79,953

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Provident Financial Services, Inc.	2,100	$30,765
Provident New York Bancorp	1,600	14,928
Prudential Financial, Inc.	4,500	276,795
#Pulaski Financial Corp.	143	1,061
QC Holdings, Inc.	500	2,045
Radian Group, Inc.	200	1,436
Raymond James Financial, Inc.	2,026	73,382
Regions Financial Corp.	16,700	118,570
Reinsurance Group of America, Inc.	1,625	93,535
RenaissanceRe Holdings, Ltd.	620	40,684
Renasant Corp.	700	10,913
Resource America, Inc.	500	3,430
*Riverview Bancorp, Inc.	500	1,545
#RLI Corp.	660	35,554
#Rockville Financial, Inc.	600	8,892
*Rodman & Renshaw Capital Group, Inc.	900	1,962
Roma Financial Corp.	210	2,138
Rome Bancorp, Inc.	300	3,534
S&T Bancorp, Inc.	700	15,295
S.Y. Bancorp, Inc.	500	12,198
Safety Insurance Group, Inc.	500	23,795
Sanders Morris Harris Group, Inc.	700	4,858
Sandy Spring Bancorp, Inc.	500	9,600
SeaBright Holdings, Inc.	600	5,826
SEI Investments Co.	600	13,890
Selective Insurance Group, Inc.	1,800	32,004
Sierra Bancorp	286	3,086
Simmons First National Corp.	700	19,453
*Southern Community Financial Corp.	501	852
Southside Bancshares, Inc.	464	9,939
#*Southwest Bancorp, Inc.	600	8,214
#*St. Joe Co. (The)	405	11,101
StanCorp Financial Group, Inc.	1,400	62,454
State Auto Financial Corp.	1,400	21,350
State Bancorp, Inc.	500	4,775
State Street Corp.	1,300	60,736
#Sterling Bancorp	500	4,895
Sterling Bancshares, Inc.	2,400	21,288
#Stewart Information Services Corp.	400	4,564
#*Stifel Financial Corp.	916	58,771
#Suffolk Bancorp	200	4,194
*Sun Bancorp, Inc.	771	3,192
SunTrust Banks, Inc.	4,900	149,107
Susquehanna Bancshares, Inc.	2,316	22,141
#*SVB Financial Group	1,300	68,211
SWS Group, Inc.	600	2,808
#Synovus Financial Corp.	3,400	8,976
T. Rowe Price Group, Inc.	600	39,552
#*Taylor Capital Group, Inc.	400	4,108
TCF Financial Corp.	2,900	43,326
#TD Ameritrade Holding Corp.	1,800	36,756
*Tejon Ranch Co.	451	11,870
*Texas Capital Bancshares, Inc.	900	21,951
*Thomas Properties Group, Inc.	500	1,900
Tompkins Financial Corp.	430	17,522
#Tower Group, Inc.	700	18,228
*TradeStation Group, Inc.	1,200	8,364
Transatlantic Holdings, Inc.	1,800	92,610
Travelers Cos., Inc. (The)	5,166	290,639
*Tree.com, Inc.	500	4,215
#TriCo Bancshares	500	7,585

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Trustco Bank Corp.	2,160	$12,928
Trustmark Corp.	1,900	45,581
U.S. Bancorp	7,300	197,100
UMB Financial Corp.	1,400	56,910
Umpqua Holdings Corp.	1,900	20,843
Union Bankshares, Inc.	64	1,155
Union First Market Bankshares Corp.	400	4,888
United Bankshares, Inc.	1,400	39,480
*United Community Banks, Inc.	205	348
United Financial Bancorp, Inc.	520	7,972
United Fire & Casualty Co.	1,000	20,045
●*United Western Bancorp, Inc.	100	38
Unitrin, Inc.	2,200	59,202
Univest Corp. of Pennsylvania	700	12,064
Unum Group	7,100	177,074
#Valley National Bancorp	5,349	72,372
*Virginia Commerce Bancorp, Inc.	440	2,644
Waddell & Reed Financial, Inc.	800	28,896
Washington Banking Co.	290	3,958
Washington Federal, Inc.	3,100	53,599
Washington Trust Bancorp, Inc.	517	10,340
*Waterstone Financial, Inc.	1,000	2,700
Webster Financial Corp.	900	20,592
Wells Fargo & Co.	27,071	877,642
West Bancorporation, Inc.	700	5,022
*West Coast Bancorp	659	2,142
Westamerica Bancorporation	500	25,000
#*Western Alliance Bancorp	600	4,500
White Mountains Insurance Group, Ltd.	300	102,000
Whitney Holding Corp.	2,000	26,620
Wilmington Trust Corp.	1,900	8,322
Wilshire Bancorp, Inc.	300	1,926
#Wintrust Financial Corp.	500	16,455
#*World Acceptance Corp.	400	22,464
WR Berkley Corp.	3,300	93,225
#Zions Bancorporation	4,100	96,678
*ZipRealty, Inc.	800	2,144

Total Financials		16,655,510

Industrials — (13.6%)
*3D Systems Corp.	200	5,708
3M Co.	1,200	105,504
A.O. Smith Corp.	1,050	44,950
#AAON, Inc.	560	15,081
*AAR Corp.	1,300	34,827
ABM Industries, Inc.	1,400	35,980
*Acacia Technologies Group	300	7,320
*ACCO Brands Corp.	1,780	14,614
Actuant Corp. Class A	1,600	44,368
Acuity Brands, Inc.	400	22,080
Administaff, Inc.	600	16,992
*Advisory Board Co. (The)	200	9,892
*Aerovironment, Inc.	900	25,380
*AGCO Corp.	2,100	106,470
*Air Transport Services Group, Inc.	600	4,440
#*AirTran Holdings, Inc.	3,000	22,170
Alamo Group, Inc.	400	10,380
#*Alaska Air Group, Inc.	800	47,392
Albany International Corp.	860	19,393
Alexander & Baldwin, Inc.	1,300	52,156
#*Alliant Techsystems, Inc.	200	15,152

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Allied Defense Group, Inc.	300	$1,044
*Altra Holdings, Inc.	1,300	27,183
*Amerco, Inc.	700	63,707
*American Railcar Industries, Inc.	600	11,382
*American Reprographics Co.	300	2,421
American Science & Engineering, Inc.	200	17,400
#*American Superconductor Corp.	174	4,745
American Woodmark Corp.	490	9,138
Ameron International Corp.	340	23,450
Ametek, Inc.	750	30,585
Ampco-Pittsburgh Corp.	500	12,455
*AMR Corp.	3,800	26,790
#Apogee Enterprises, Inc.	1,100	14,069
Applied Signal Technologies, Inc.	400	15,204
#Arkansas Best Corp.	900	22,995
Armstrong World Industries, Inc.	700	28,427
#*ArvinMeritor, Inc.	1,700	37,162
*Astec Industries, Inc.	700	21,070
*Astronics Corp.	400	9,240
*Atlas Air Worldwide Holdings, Inc.	850	43,188
Avery Dennison Corp.	500	21,045
#*Avis Budget Group, Inc.	2,700	37,368
AZZ, Inc.	300	12,027
#Badger Meter, Inc.	200	8,198
*Baker (Michael) Corp.	300	9,108
*Baldwin Technology Co. Class A	300	423
#Barnes Group, Inc.	1,200	23,784
Barrett Business Services, Inc.	300	4,416
*BE Aerospace, Inc.	1,600	61,904
*Beacon Roofing Supply, Inc.	200	3,632
Belden, Inc.	1,800	62,568
*Blount International, Inc.	1,000	15,010
*BlueLinx Holdings, Inc.	1,100	3,993
Boeing Co. (The)	1,600	111,168
Brady Co. Class A	1,500	49,125
#Briggs & Stratton Corp.	1,400	27,958
Brink’s Co. (The)	1,497	40,419
*BTU International, Inc.	300	3,444
Bucyrus International, Inc.	600	54,456
C.H. Robinson Worldwide, Inc.	300	23,127
*CAI International, Inc.	600	11,424
Carlisle Cos., Inc.	1,800	67,878
Cascade Corp.	400	18,828
*Casella Waste Systems, Inc.	700	5,614
Caterpillar, Inc.	1,400	135,814
#*CBIZ, Inc.	1,800	12,528
CDI Corp.	700	11,242
*CECoEnvironmental Corp.	200	1,110
*Celadon Group, Inc.	500	7,325
#*Cenveo, Inc.	300	1,614
*Ceradyne, Inc.	600	21,258
*Chart Industries, Inc.	1,100	39,952
Cintas Corp.	2,200	61,732
CIRCOR International, Inc.	500	20,195
CLAROC, Inc.	1,100	47,498
*Clean Harbors, Inc.	200	18,008
*Colfax Corp.	600	11,184
*Columbus McKinnon Corp.	700	11,809
Comfort Systems USA, Inc.	1,200	15,276
*Commercial Vehicle Group, Inc.	400	6,456
*Consolidated Graphics, Inc.	500	25,025

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Con-way, Inc.	1,428	$48,581
Cooper Industries P.L.C.	883	54,093
*Copart, Inc.	580	22,765
Corporate Executive Board Co.	300	11,658
#*Corrections Corp. of America	3,900	96,759
#*CoStar Group, Inc.	500	28,140
Courier Corp.	500	7,088
#Covanta Holding Corp.	4,200	71,064
*CRA International, Inc.	400	9,712
Crane Co.	1,300	57,733
CSX Corp.	3,900	275,340
Cubic Corp.	800	39,000
Cummins, Inc.	500	52,940
Curtiss-Wright Corp.	1,000	34,700
Danaher Corp.	2,000	92,120
Deere & Co.	800	72,720
Deluxe Corp.	700	17,115
*DigitalGlobe, Inc.	400	12,284
*Document Security Systems, Inc.	200	974
Donaldson Co., Inc.	400	23,440
Dover Corp.	2,500	160,250
Ducommun, Inc.	300	6,588
Dun & Bradstreet Corp. (The)	200	16,990
*DXP Enterprises, Inc.	200	4,356
*Dycom Industries, Inc.	1,300	20,891
*Dynamex, Inc.	300	7,467
Dynamic Materials Corp.	200	3,950
#*Eagle Bulk Shipping, Inc.	2,300	9,407
Eastern Co.	142	2,697
Eaton Corp.	900	97,164
*EMCOR Group, Inc.	1,600	48,448
Emerson Electric Co.	1,500	88,320
#Encore Wire Corp.	700	15,712
#*Energy Conversion Devices, Inc.	800	3,264
*EnerSys	1,600	52,512
Ennis, Inc.	500	8,315
*EnPro Industries, Inc.	600	24,906
Equifax, Inc.	2,000	71,440
ESCO Technologies, Inc.	800	29,024
*Esterline Technologies Corp.	1,000	71,180
Expeditors International of Washington, Inc.	700	35,469
*Exponent, Inc.	500	18,360
#Fastenal Co.	600	34,836
Federal Signal Corp.	1,700	11,832
FedEx Corp.	2,868	259,038
*Flanders Corp.	700	2,555
*Flow International Corp.	920	3,450
Flowserve Corp.	200	24,998
Fluor Corp.	644	44,558
Forward Air Corp.	800	22,328
*Franklin Covey Co.	700	5,481
Franklin Electric Co., Inc.	700	28,756
#*FTI Consulting, Inc.	1,000	36,470
*FuelCell Energy, Inc.	1,500	2,625
*Furmanite Corp.	800	6,096
G & K Services, Inc. Class A	800	25,064
Gardner Denver Machinery, Inc.	1,100	79,354
GATX Corp.	1,600	53,200
#*GenCorp, Inc.	1,200	6,156
#*General Cable Corp.	500	18,505
General Dynamics Corp.	2,100	158,340

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
General Electric Co.	50,400	$1,015,056
*Genesee & Wyoming, Inc.	1,000	51,750
*GEO Group, Inc. (The)	1,630	38,745
*GeoEye, Inc.	600	23,952
#*Gibraltar Industries, Inc.	800	8,824
Goodrich Corp.	700	63,434
#Gorman-Rupp Co. (The)	500	15,890
*GP Strategies Corp.	600	5,934
Graco, Inc.	600	25,488
*Graftech International, Ltd.	1,400	29,400
Granite Construction, Inc.	400	10,336
Great Lakes Dredge & Dock Corp.	1,000	8,310
*Greenbrier Cos., Inc.	700	16,569
#*H&E Equipment Services, Inc.	400	4,648
Hardinge, Inc.	300	2,625
Harsco Corp.	1,100	35,497
*Hawaiian Holdings, Inc.	1,200	8,868
Healthcare Services Group, Inc.	630	9,979
Heartland Express, Inc.	2,400	38,460
#HEICO Corp.	375	19,609
HEICO Corp. Class A	610	23,278
Heidrick & Struggles International, Inc.	400	10,716
*Heritage-Crystal Clean, Inc.	99	1,149
*Herley Industries, Inc.	400	6,572
Herman Miller, Inc.	600	14,478
#*Hertz Global Holdings, Inc.	800	11,768
*Hexcel Corp.	1,100	20,922
*Hill International, Inc.	900	5,850
#HNI Corp.	600	18,204
#Honeywell International, Inc.	1,400	78,414
Horizon Lines, Inc.	800	3,960
*Hub Group, Inc. Class A	900	31,302
Hubbell, Inc. Class B	1,400	85,736
*Hudson Highland Group, Inc.	700	3,864
*Hurco Cos., Inc.	200	5,086
*Huron Consulting Group, Inc.	200	5,122
IDEX Corp.	2,320	92,011
*IHS, Inc.	300	24,588
*II-VI, Inc.	700	34,566
Illinois Tool Works, Inc.	1,200	64,188
#Ingersoll-Rand P.L.C.	3,500	165,200
#*Innerworkings, Inc.	440	2,772
*Innovative Solutions & Support, Inc.	400	2,320
*Insituform Technologies, Inc.	1,400	38,514
Insteel Industries, Inc.	600	6,852
*Integrated Electrical Services, Inc.	500	1,885
Interface, Inc. Class A	2,100	34,125
*Interline Brands, Inc.	1,100	23,353
International Shipholding Corp.	200	5,012
Intersections, Inc.	500	4,930
Iron Mountain, Inc.	2,600	63,414
ITT Industries, Inc.	817	48,138
J.B. Hunt Transport Services, Inc.	520	21,320
*Jacobs Engineering Group, Inc.	400	20,548
#*JetBlue Airways Corp.	5,900	35,400
John Bean Technologies Corp.	329	5,938
Joy Global, Inc.	500	43,590
*Kadant, Inc.	400	8,464
Kaman Corp. Class A	600	17,661
*Kansas City Southern	1,800	89,964
Kaydon Corp.	800	30,968

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Kelly Services, Inc. Class A	700	$13,772
Kennametal, Inc.	2,300	93,380
*Key Technology, Inc.	200	3,316
*Kforce, Inc.	1,300	23,244
Kimball International, Inc. Class B	600	4,041
*Kirby Corp.	1,900	88,806
Knight Transportation, Inc.	1,400	26,684
Knoll, Inc.	500	8,370
*Korn/Ferry International	1,200	28,080
*Kratos Defense & Security Solutions, Inc.	783	10,978
L-3 Communications Holdings, Inc.	1,400	109,550
*LaBarge, Inc.	520	7,259
*Ladish Co., Inc.	500	26,770
Landstar System, Inc.	400	16,572
Lawson Products, Inc.	185	4,323
*Layne Christensen Co.	500	15,790
*LB Foster Co. Class A	400	15,900
Lennox International, Inc.	560	27,518
Lincoln Electric Holdings, Inc.	1,104	74,763
#Lindsay Corp.	600	39,048
*LMI Aerospace, Inc.	300	5,618
Lockheed Martin Corp.	600	47,760
LSI Industries, Inc.	700	5,208
*Lydall, Inc.	400	3,200
*M&F Worldwide Corp.	400	9,652
*Manitex International, Inc.	225	1,256
#Manitowoc Co., Inc. (The)	5,700	76,551
Manpower, Inc.	1,240	80,067
Marten Transport, Ltd.	600	12,786
#Masco Corp.	5,100	67,932
*MasTec, Inc.	1,900	28,918
McGrath Rentcorp	900	22,716
*Metalico, Inc.	1,567	8,697
Met-Pro Corp.	533	5,783
*MFRI, Inc.	200	2,178
#*Microvision, Inc.	600	1,134
*Middleby Corp.	379	31,006
Miller Industries, Inc.	300	4,578
#Mine Safety Appliances Co.	1,000	31,180
#*Mobile Mini, Inc.	1,000	20,440
*Monster Worldwide, Inc.	4,500	74,925
*Moog, Inc.	1,100	46,904
*Moog, Inc. Class B	138	5,964
MSC Industrial Direct Co., Inc. Class A	300	17,829
Mueller Industries, Inc.	1,100	35,970
Mueller Water Products, Inc.	1,700	6,800
NACCO Industries, Inc. Class A	200	20,050
National Technical Systems, Inc.	300	2,262
*Navigant Consulting, Inc.	2,000	20,380
*NCI Building Systems, Inc.	80	1,062
*NN, Inc.	700	9,177
#Nordson Corp.	500	46,155
Norfolk Southern Corp.	3,900	238,641
Northrop Grumman Corp.	2,995	207,554
*Northwest Pipe Co.	100	2,187
*Old Dominion Freight Line, Inc.	1,200	38,604
*Omega Flex, Inc.	169	2,195
*On Assignment, Inc.	1,800	14,220
*Orbital Sciences Corp.	1,400	23,884
*Orion Energy Systems, Inc.	900	3,915
*Orion Marine Group, Inc.	1,000	11,720

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Oshkosh Corp.	700	$26,537
*Owens Corning, Inc.	2,800	93,716
*P.A.M. Transportation Services, Inc.	300	3,462
#PACCAR, Inc.	750	42,368
#*Pacer International, Inc.	600	3,750
Parker Hannifin Corp.	800	71,528
*Patriot Transportation Holding, Inc.	42	1,187
Pentair, Inc.	1,740	62,936
*Pinnacle Airlines Corp.	600	4,326
#Pitney Bowes, Inc.	900	21,852
#*PMFG, Inc.	300	4,914
*Powell Industries, Inc.	300	11,373
*PowerSecure International, Inc.	500	3,660
#Precision Castparts Corp.	200	28,598
Preformed Line Products Co.	191	11,672
*Quality Distribution, Inc.	700	6,433
Quanex Building Products Corp.	1,300	25,337
*Quanta Services, Inc.	1,200	28,476
R. R. Donnelley & Sons Co.	3,900	69,108
Raven Industries, Inc.	300	14,172
Raytheon Co.	1,900	94,981
*RBC Bearings, Inc.	700	24,339
*RCM Technologies, Inc.	400	1,828
#Regal-Beloit Corp.	1,200	80,088
Republic Services, Inc.	4,310	132,920
Resources Connection, Inc.	900	18,036
Robbins & Myers, Inc.	1,536	63,790
#Robert Half International, Inc.	460	14,426
Rockwell Automation, Inc.	700	56,707
Rockwell Collins, Inc.	500	32,070
Rollins, Inc.	1,260	23,927
Roper Industries, Inc.	1,500	116,535
*Rush Enterprises, Inc. Class A	950	18,116
Ryder System, Inc.	1,700	81,736
*Sauer-Danfoss, Inc.	2,100	60,165
Schawk, Inc.	800	14,592
#*School Specialty, Inc.	400	5,220
*Shaw Group, Inc.	800	30,216
Simpson Manufacturing Co., Inc.	1,600	47,600
SkyWest, Inc.	2,000	30,100
*SL Industries, Inc.	200	3,696
Southwest Airlines Co.	15,500	183,675
*Spire Corp.	200	1,008
*Spirit Aerosystems Holdings, Inc.	2,500	59,050
#SPX Corp.	800	62,704
*Standard Parking Corp.	200	3,598
#Standard Register Co.	700	2,240
Standex International Corp.	300	10,005
#Steelcase, Inc. Class A	2,400	24,528
*Stericycle, Inc.	300	23,547
*Sterling Construction Co., Inc.	400	5,144
Sun Hydraulics, Inc.	200	7,456
*SunPower Corp. Class B	740	9,768
Superior Uniform Group, Inc.	200	2,104
*SYKES Enterprises, Inc.	1,500	29,220
*Sypris Solutions, Inc.	700	2,947
#TAL International Group, Inc.	1,100	34,353
#*Taser International, Inc.	900	3,771
*Team, Inc.	700	17,892
*Tecumseh Products Co. Class A	300	3,624
*Teledyne Technologies, Inc.	800	37,848

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Tennant Co.	500	$20,170
*Terex Corp.	1,200	38,916
*Tetra Tech, Inc.	1,300	30,088
#Textron, Inc.	2,314	60,835
*Thomas & Betts Corp.	1,500	77,085
*Thomas Group, Inc.	52	89
Timken Co.	1,700	79,934
#Titan International, Inc.	1,230	23,370
Todd Shipyards Corp.	200	4,448
Toro Co.	400	24,328
#Towers Watson & Co.	200	10,906
*TRC Cos., Inc.	700	2,471
Tredegar Industries, Inc.	800	14,968
*Trex Co., Inc.	400	9,312
#Trinity Industries, Inc.	1,900	52,991
#Triumph Group, Inc.	500	48,015
*TrueBlue, Inc.	1,500	25,590
Tutor Perini Corp.	600	13,626
Twin Disc, Inc.	400	13,028
Tyco International, Ltd.	831	37,232
*Ultralife Corp.	400	2,748
UniFirst Corp.	440	24,534
Union Pacific Corp.	4,900	463,687
#*United Continental Holdings, Inc.	1,700	43,180
United Parcel Service, Inc.	1,300	93,106
*United Rentals, Inc.	600	15,990
*United Stationers, Inc.	800	49,824
United Technologies Corp.	2,655	215,852
#Universal Forest Products, Inc.	600	22,020
*URS Corp.	900	40,005
*US Airways Group, Inc.	2,300	22,816
US Ecology, Inc.	400	6,744
#*USG Corp.	1,800	29,196
Valmont Industries, Inc.	300	27,882
*Verisk Analytics, Inc. Class A	350	11,840
*Versar, Inc.	300	1,026
Viad Corp.	700	16,471
#Vicor Corp.	900	13,257
Virco Manufacturing Corp.	485	1,479
#*Vishay Precision Group, Inc.	450	8,348
*Volt Information Sciences, Inc.	900	6,183
#W.W. Grainger, Inc.	320	42,070
*Wabash National Corp.	338	3,840
Wabtec Corp.	1,100	59,620
#Waste Connections, Inc.	3,000	86,910
Waste Management, Inc.	2,274	86,116
#Watsco, Inc. Class A	400	25,088
Watsco, Inc. Class B	72	4,536
#Watts Water Technologies, Inc.	1,000	35,970
*WCA Waste Corp.	600	2,952
#Werner Enterprises, Inc.	2,500	61,625
#*WESCO International, Inc.	600	33,630
Woodward, Inc.	1,000	33,725

Total Industrials		13,626,810

Information Technology — (14.1%)
Accenture P.L.C. Class A	500	25,735
Activision Blizzard, Inc.	5,880	66,385
*Actuate Corp.	1,300	7,215
*ADDvantage Technologies Group, Inc.	400	1,188
*Adobe Systems, Inc.	1,100	36,355

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*ADPT Corp.	4,700	$13,771
#Adtran, Inc.	1,000	41,130
*Advanced Analogic Technologies, Inc.	1,200	4,776
*Advanced Energy Industries, Inc.	1,600	24,712
#*Advanced Micro Devices, Inc.	3,400	26,622
#*Advanced Photonix, Inc.	600	1,080
#*Advent Software, Inc.	800	23,648
*Aehr Test Systems	200	262
*Agilysys, Inc.	900	5,157
*Akamai Technologies, Inc.	743	35,902
Altera Corp.	1,600	60,112
American Software, Inc. Class A	900	5,958
*Amkor Technology, Inc.	1,800	14,652
Amphenol Corp.	600	33,204
*Amtech Systems, Inc.	400	10,244
*Anadigics, Inc.	3,000	20,490
Analog Devices, Inc.	1,300	50,479
*Anaren, Inc.	500	10,270
Anixter International, Inc.	800	50,616
*Ansys, Inc.	500	26,225
*AOL, Inc.	1,187	27,918
*Apple, Inc.	1,600	542,912
Applied Materials, Inc.	4,200	65,898
*Applied Micro Circuits Corp.	2,100	20,664
*Ariba, Inc.	2,000	56,180
#*Arris Group, Inc.	3,660	45,677
*Arrow Electronics, Inc.	3,000	113,400
*Atheros Communications, Inc.	1,000	44,590
*Atmel Corp.	3,400	46,036
#*ATMI, Inc.	1,100	22,660
*Autodesk, Inc.	900	36,612
Automatic Data Processing, Inc.	2,200	105,380
*Aviat Networks, Inc.	949	4,925
*Avid Technology, Inc.	900	14,985
*Avnet, Inc.	2,600	92,612
AVX Corp.	3,700	58,016
*Aware, Inc.	900	3,375
*Axcelis Technologies, Inc.	2,723	9,449
*AXT, Inc.	800	8,664
Bel Fuse, Inc. Class B	300	6,543
*Benchmark Electronics, Inc.	2,100	39,879
Black Box Corp.	800	28,152
#*Blackboard, Inc.	300	11,658
*Blue Coat Systems, Inc.	400	11,524
*BMC Software, Inc.	800	38,160
*Bottomline Technologies, Inc.	900	20,637
*Brightpoint, Inc.	1,900	17,242
Broadcom Corp.	1,100	49,599
Broadridge Financial Solutions, Inc.	800	18,312
*Brocade Communications Systems, Inc.	8,600	48,504
*Brooks Automation, Inc.	2,200	25,828
*Bsquare Corp.	300	2,637
CA, Inc.	2,200	52,360
#*Cabot Microelectronics Corp.	700	31,577
*CACI International, Inc.	1,200	66,588
*Cadence Design Systems, Inc.	2,640	22,915
*CalAmp Corp.	500	1,590
*Callidus Software, Inc.	1,100	6,875
*Cardtronics, Inc.	400	6,836
Cass Information Systems, Inc.	60	2,175
*CEVA, Inc.	1,000	24,170

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Checkpoint Systems, Inc.	1,300	$26,871
*Cirrus Logic, Inc.	1,800	37,854
*Cisco Sytems, Inc.	16,450	347,917
*Citrix Systems, Inc.	600	37,908
Cognex Corp.	1,140	35,728
*Cognizant Technology Solutions Corp.	800	58,360
*Coherent, Inc.	900	48,195
Cohu, Inc.	600	8,964
Computer Sciences Corp.	2,700	143,883
*Compuware Corp.	7,100	76,112
*comScore, Inc.	600	14,376
Comtech Telecommunications Corp.	500	14,030
*Concur Technologies, Inc.	600	30,618
*Convergys Corp.	4,500	64,080
CoreLogic, Inc.	2,600	52,130
Corning, Inc.	3,600	79,956
*CPI International, Inc.	600	11,640
*Cray, Inc.	400	2,990
*Cree, Inc.	600	30,294
#*CSG Systems International, Inc.	800	15,560
*CyberOptics Corp.	300	2,862
*Cymer, Inc.	800	38,872
*Cypress Semiconductor Corp.	2,600	56,290
Daktronics, Inc.	500	7,635
#*DealerTrack Holdings, Inc.	700	13,836
#*Dell, Inc.	5,100	67,116
*Deltek, Inc.	182	1,294
*DG FastChannel, Inc.	600	16,446
*Dice Holdings, Inc.	700	9,142
Diebold, Inc.	1,900	58,254
*Digi International, Inc.	900	9,531
*Digimarc Corp.	228	6,842
#*Digital River, Inc.	1,300	41,262
*Diodes, Inc.	900	23,166
*Dolby Laboratories, Inc.	200	11,940
*Dot Hill Systems Corp.	544	1,523
*DSP Group, Inc.	600	4,494
#DST Systems, Inc.	200	9,512
*DTS, Inc.	300	13,446
*Dynamics Research Corp.	300	4,041
#Earthlink, Inc.	3,100	26,443
*eBay, Inc.	4,300	130,548
#*Ebix, Inc.	300	6,765
*Echelon Corp.	600	5,460
*EchoStar Corp.	60	1,635
Electro Rent Corp.	900	13,284
*Electro Scientific Industries, Inc.	800	13,336
*Electronic Arts, Inc.	2,300	35,857
*Electronics for Imaging, Inc.	1,600	23,968
*EMC Corp.	6,900	171,741
*EMCORE Corp.	1,200	1,656
*EMS Technologies, Inc.	520	9,532
#*Emulex Corp.	2,400	27,384
*Entegris, Inc.	4,100	31,365
*Entorian Technologies, Inc.	23	91
#*Entropic Communications, Inc.	1,500	16,455
*Epicor Software Corp.	1,500	15,540
EPIQ Systems, Inc.	900	11,565
*Equinix, Inc.	238	21,044
*Euronet Worldwide, Inc.	1,600	29,264
*Exar Corp.	1,700	10,914

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*ExlService Holdings, Inc.	200	$3,812
*Extreme Networks	3,207	10,519
*F5 Networks, Inc.	500	54,190
FactSet Research Systems, Inc.	300	30,240
#Fair Isaac Corp.	1,400	35,532
*Fairchild Semiconductor International, Inc.	3,600	64,080
*FalconStor Software, Inc.	700	2,538
*Faro Technologies, Inc.	300	9,096
*FEI Co.	800	21,800
Fidelity National Information Services, Inc.	4,549	138,426
#*Finisar Corp.	412	13,720
#*First Solar, Inc.	200	30,916
*Fiserv, Inc.	2,400	148,248
#*FLIR Systems, Inc.	800	24,832
*FormFactor, Inc.	1,400	11,970
Forrester Research, Inc.	700	24,948
*Frequency Electronics, Inc.	300	2,118
*Gartner Group, Inc.	900	31,878
*Gerber Scientific, Inc.	900	6,867
*Global Cash Access, Inc.	1,000	3,050
Global Payments, Inc.	500	23,620
*Globecomm Systems, Inc.	600	5,676
*Google, Inc.	400	240,144
#*GSI Commerce, Inc.	800	18,432
#*GT Solar International, Inc.	700	7,732
*Hackett Group, Inc.	1,600	5,584
*Harmonic, Inc.	1,400	11,816
#Harris Corp.	600	27,924
Heartland Payment Systems, Inc.	328	5,182
Hewlett-Packard Co.	6,500	296,985
*Hittite Microwave Corp.	300	17,934
*Hutchinson Technology, Inc.	1,200	3,972
*Hypercom Corp.	1,600	14,304
*I.D. Systems, Inc.	400	1,736
*IAC/InterActiveCorp	3,207	90,726
iGATE Corp.	1,200	18,480
#*iGo, Inc.	500	1,670
*Ikanos Communications, Inc.	1,100	1,320
#*Imation Corp.	400	4,040
Imergent, Inc.	200	888
*Immersion Corp.	800	4,728
#*Informatica Corp.	800	37,120
*InfoSpace, Inc.	1,000	8,180
*Ingram Micro, Inc.	5,200	102,648
*Innodata Isogen, Inc.	200	566
*Insight Enterprises, Inc.	1,600	22,272
*Integral Systems, Inc.	800	9,752
*Integrated Device Technology, Inc.	5,808	37,055
*Integrated Silicon Solution, Inc.	836	8,711
Intel Corp.	19,300	414,178
*Interactive Intelligence, Inc.	400	13,092
#*InterDigital, Inc.	100	4,815
*Intermec, Inc.	1,700	19,312
*Internap Network Services Corp.	1,600	11,664
International Business Machines Corp.	2,800	453,600
*International Rectifier Corp.	2,700	86,481
●*Internet Media Services, Inc.	82	—
*Interphase Corp.	200	394
#Intersil Corp. Class A	4,500	68,040
*Intevac, Inc.	700	9,625
*IntriCon Corp.	200	800

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Intuit, Inc.	600	$28,158
*IPG Photonics Corp.	460	15,939
*Iteris, Inc.	1,100	1,925
*Itron, Inc.	300	17,406
*Ixia.	2,200	34,606
*IXYS Corp.	1,200	13,596
#*j2 Global Communications, Inc.	700	19,320
Jabil Circuit, Inc.	1,300	26,273
Jack Henry & Associates, Inc.	1,700	50,252
*JDA Software Group, Inc.	1,000	30,180
*JDS Uniphase Corp.	4,600	78,062
*Juniper Networks, Inc.	1,100	40,832
*Kenexa Corp.	800	16,592
*KEY Tronic Corp.	400	2,348
#KLA-Tencor Corp.	1,000	44,080
*Knot, Inc. (The)	1,100	12,188
#*Kopin Corp.	1,717	6,971
*Kulicke & Soffa Industries, Inc.	1,300	12,675
*KVH Industries, Inc.	400	4,860
#*L-1 Identity Solutions, Inc.	2,900	34,597
*Lam Research Corp.	600	29,934
*Lattice Semiconductor Corp.	2,800	17,444
#*Lawson Software, Inc.	5,200	48,880
*LeCroy Corp.	400	5,220
Lender Processing Services, Inc.	500	15,870
*Lexmark International, Inc.	1,600	55,744
#Linear Technology Corp.	940	32,703
*Lionbridge Technologies, Inc.	322	1,236
*Liquidity Services, Inc.	800	11,416
Littlefuse, Inc.	1,100	56,408
*LoJack Corp.	600	3,810
*LoopNet, Inc.	562	5,772
*Loral Space & Communications, Inc.	400	29,788
*LSI Corp.	3,300	20,427
*LTX-Credence Corp.	224	1,986
*Magma Design Automation, Inc.	400	2,172
*Management Network Group, Inc.	260	666
*Manhattan Associates, Inc.	706	20,834
*ManTech International Corp. Class A	600	24,123
Marchex, Inc.	900	8,568
*Mastech Holdings, Inc.	44	178
MasterCard, Inc. Class A	200	47,302
*Mattson Technology, Inc.	2,300	5,267
Maxim Integrated Products, Inc.	1,000	25,820
Maximus, Inc.	400	27,140
*Maxwell Technologies, Inc.	700	12,600
*McAfee, Inc.	800	38,320
*MEMC Electronic Materials, Inc.	690	7,652
*Mentor Graphics Corp.	2,900	36,932
*Mercury Computer Systems, Inc.	700	13,216
Methode Electronics, Inc.	900	10,638
#Micrel, Inc.	1,800	24,102
#Microchip Technology, Inc.	1,000	36,470
*Micron Technology, Inc.	14,600	153,884
*MICROS Systems, Inc.	800	36,592
*Microsemi Corp.	1,700	38,233
Microsoft Corp.	16,000	443,600
*MIPS Technologies, Inc.	1,000	12,420
*MKS Instruments, Inc.	1,700	48,807
*ModusLink Global Solutions, Inc.	1,900	11,647
Molex, Inc. Class A	1,284	27,940

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*MoneyGram International, Inc.	2,100	$5,187
*Monolithic Power Systems, Inc.	400	5,868
*Monotype Imaging Holdings, Inc.	300	3,370
#*MoSys, Inc.	1,400	8,120
*Motorola Mobility Holdings, Inc.	3,412	95,092
*Motorola Solutions, Inc.	3,900	151,203
*MRV Communications, Inc.	2,481	4,317
#MTS Systems Corp.	300	11,224
*Multi-Fineline Electronix, Inc.	800	23,120
*NAPCO Security Technologies, Inc.	600	1,128
National Instruments Corp.	1,000	42,310
National Semiconductor Corp.	1,100	16,676
*NCR Corp.	2,400	39,360
#*NetApp, Inc.	1,000	54,730
*NETGEAR, Inc.	800	27,724
#*NetLogic Microsystems, Inc.	800	27,888
*NetScout Systems, Inc.	1,200	27,504
#*NetSuite, Inc.	694	18,689
*Network Equipment Technologies, Inc.	1,100	5,434
*NeuStar, Inc.	700	18,781
*Nextwave Wireless, Inc.	242	183
NIC, Inc.	700	7,161
*Novatel Wireless, Inc.	700	5,047
*Novell, Inc.	15,600	93,912
*Novellus Systems, Inc.	2,500	90,175
#*Nuance Communications, Inc.	4,300	87,419
*Nvidia Corp.	1,350	32,292
*Occam Networks, Inc.	310	2,650
#*Oclaro, Inc.	500	6,940
*OmniVision Technologies, Inc.	1,900	49,077
*ON Semiconductor Corp.	2,299	25,404
*Online Resources Corp.	1,300	8,736
*Openwave Systems, Inc.	900	1,827
*Oplink Communications, Inc.	800	19,824
OPNET Technologies, Inc.	800	22,872
Oracle Corp.	8,700	278,661
*OSI Systems, Inc.	700	26,593
*PAR Technology Corp.	400	2,416
*Parametric Technology Corp.	1,900	42,237
Park Electrochemical Corp.	600	18,276
Paychex, Inc.	800	25,600
*PC Connection, Inc.	1,100	9,735
*PC Mall, Inc.	400	2,800
*PC-Tel, Inc.	700	5,075
*PDF Solutions, Inc.	800	4,632
*Perficient, Inc.	600	7,014
*Performance Technologies, Inc.	400	688
*Pericom Semiconductor Corp.	900	9,027
*Pervasive Software, Inc.	800	4,432
*Photronics, Inc.	500	3,295
*Planar Systems, Inc.	700	1,806
Plantronics, Inc.	1,200	42,480
*Plexus Corp.	1,300	35,152
#*PLX Technology, Inc.	900	2,894
*PMC - Sierra, Inc.	3,700	28,934
*Polycom, Inc.	1,400	61,390
#Power Integrations, Inc.	700	25,851
*Power-One, Inc.	2,200	23,540
*Presstek, Inc.	1,300	2,717
*Progress Software Corp.	1,800	51,552
*PROS Holdings, Inc.	567	5,659

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*QAD, Inc. Class A	405	$3,475
*QAD, Inc. Class B	101	891
*QLogic Corp.	2,100	37,401
QUALCOMM, Inc.	3,800	205,694
*Quantum Corp.	5,700	15,333
*Quest Software, Inc.	3,200	82,624
*QuickLogic Corp.	900	5,211
*Radiant Systems, Inc.	1,100	20,075
*RadiSys Corp.	900	7,614
*RAE Systems, Inc.	900	1,548
#*Rambus, Inc.	900	18,441
*Ramtron International Corp.	800	2,152
*RealNetworks, Inc.	4,900	18,424
*Red Hat, Inc.	800	33,056
*Reis, Inc.	200	1,370
*Relm Wireless Corp.	100	190
Renaissance Learning, Inc.	400	4,244
*RF Micro Devices, Inc.	2,501	16,807
Richardson Electronics, Ltd.	500	6,470
*RightNow Technologies, Inc.	578	14,988
*Rimage Corp.	400	5,692
*Riverbed Technology, Inc.	750	26,902
*Rofin-Sinar Technologies, Inc.	800	31,280
*Rogers Corp.	600	25,668
*Rovi Corp.	668	41,256
#*Rubicon Technology, Inc.	200	3,602
*Rudolph Technologies, Inc.	1,100	11,066
*S1 Corp.	471	3,033
*Saba Software, Inc.	700	4,557
#*Salesforce.com, Inc.	300	38,742
*Sandisk Corp.	1,700	77,129
Sapient Corp.	2,900	34,655
*SAVVIS, Inc.	948	29,170
*ScanSource, Inc.	700	25,347
*Scientific Learning Corp.	400	1,340
*SeaChange International, Inc.	400	3,312
*Semtech Corp.	2,000	43,670
*Sigma Designs, Inc.	300	4,179
*Silicon Graphics International Corp.	600	5,952
*Silicon Image, Inc.	2,500	17,150
#*Silicon Laboratories, Inc.	600	26,688
*Skyworks Solutions, Inc.	1,000	31,770
#*Smart Modular Technologies (WWH), Inc.	2,400	16,224
*Smith Micro Software, Inc.	1,100	13,882
*Sonic Solutions, Inc.	188	2,742
*Sonus Networks, Inc.	5,900	16,225
*Spectrum Control, Inc.	500	6,630
*SRA International, Inc.	1,400	37,352
*SRS Labs, Inc.	500	5,065
Stamps.com, Inc.	700	8,904
*Standard Microsystems Corp.	800	19,240
*StarTek, Inc.	500	2,750
#*STEC, Inc.	1,100	22,539
#*Stratasys, Inc.	400	13,212
*Super Micro Computer, Inc.	253	3,561
*Supertex, Inc.	200	4,582
*Support.com, Inc.	1,800	9,972
Sycamore Networks, Inc.	920	19,191
*Symantec Corp.	2,300	40,503
*Symmetricom, Inc.	1,403	8,713
#*Synaptics, Inc.	750	21,345

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*SYNNEX Corp.	1,100	$36,729
*Synopsys, Inc.	2,500	67,825
Syntel, Inc.	400	22,308
*Take-Two Interactive Software, Inc.	2,100	26,198
*Taleo Corp.	200	5,892
*Tech Data Corp.	1,700	79,747
*TechTarget, Inc.	636	4,675
*Tekelec	1,700	19,508
*TeleCommunication Systems, Inc.	1,000	4,090
*TeleTech Holdings, Inc.	700	14,987
Tellabs, Inc.	12,600	66,780
Telular Corp.	600	4,218
*Teradata Corp.	800	34,392
*Teradyne, Inc.	3,300	55,044
#*Terremark Worldwide, Inc.	1,000	18,940
*Tessera Technologies, Inc.	1,100	19,052
#Texas Instruments, Inc.	3,200	108,512
TheStreet.com, Inc.	300	915
*THQ, Inc.	1,300	7,553
*TIBCO Software, Inc.	3,600	79,128
*TNS, Inc.	100	1,768
Total System Services, Inc.	1,114	19,395
*Transact Technologies, Inc.	400	3,796
#*Travelzoo, Inc.	400	18,800
#*Trimble Navigation, Ltd.	600	27,648
*Triquint Semiconductor, Inc.	5,441	71,604
*TTM Technologies, Inc.	1,700	27,030
#*Tyler Technologies, Inc.	600	12,450
*Ultra Clean Holdings, Inc.	800	10,000
*Ultratech, Inc.	1,100	24,788
*Unisys Corp.	110	3,116
United Online, Inc.	1,900	13,433
*Universal Display Corp.	650	21,996
#*ValueClick, Inc.	1,300	18,213
*Varian Semiconductor Equipment Associates, Inc.	700	31,115
#*Veeco Instruments, Inc.	900	38,934
*VeriFone Systems, Inc.	300	11,982
VeriSign, Inc.	700	23,555
#*Viasat, Inc.	1,000	43,395
*Vicon Industries, Inc.	200	960
*Video Display Corp.	300	1,140
#Virnetx Holding Corp.	1,000	12,600
*Virtusa Corp.	832	13,395
#*Vishay Intertechnology, Inc.	6,300	103,950
*VistaPrint NV	519	26,282
*Vocus, Inc.	200	5,186
*Web.com Group, Inc.	1,100	10,340
*Western Digital Corp.	3,500	119,070
*Wireless Ronin Technologies, Inc.	300	414
*Wireless Telecom Group, Inc.	300	312
*Wright Express Corp.	500	23,660
Xerox Corp.	14,224	151,059
#Xilinx, Inc.	1,000	32,200
#*X-Rite, Inc.	1,000	4,460
*Yahoo!, Inc.	3,000	48,360
*Zebra Technologies Corp. Class A	1,200	46,680
*Zoran Corp.	1,600	15,184

Total Information Technology		14,050,581

Materials — (5.4%)
A. Schulman, Inc.	72	1,537

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*A.M. Castle & Co.	700	$10,983
*AEP Industries, Inc.	200	5,538
Air Products & Chemicals, Inc.	700	61,075
Airgas, Inc.	1,200	75,204
#AK Steel Holding Corp.	400	6,360
Albemarle Corp.	500	28,080
Alcoa, Inc.	12,400	205,468
#Allegheny Technologies, Inc.	616	40,157
#AMCOL International Corp.	1,000	29,920
American Vanguard Corp.	800	6,632
AptarGroup, Inc.	1,600	76,896
Arch Chemicals, Inc.	700	25,368
Ashland, Inc.	1,841	106,888
Ball Corp.	500	35,565
Bemis Co., Inc.	2,200	71,610
#Boise, Inc.	2,225	20,003
*Brush Engineered Materials, Inc.	600	20,988
Buckeye Technologies, Inc.	1,800	45,288
Cabot Corp.	1,200	51,900
*Calgon Carbon Corp.	1,800	25,668
Carpenter Technology Corp.	1,200	49,380
Celanese Corp. Class A	700	29,043
*Century Aluminum Co.	4,300	63,941
CF Industries Holdings, Inc.	666	89,937
*Clearwater Paper Corp.	400	31,632
Cliffs Natural Resources, Inc.	900	76,914
*Coeur d’Alene Mines Corp.	488	11,409
Commercial Metals Co.	3,500	58,520
Compass Minerals International, Inc.	300	27,561
*Contango ORE, Inc.	30	285
*Core Molding Technologies, Inc.	300	1,842
*Crown Holdings, Inc.	700	23,352
Cytec Industries, Inc.	1,700	92,718
Deltic Timber Corp.	400	23,996
#Domtar Corp.	802	70,520
Dow Chemical Co. (The)	6,100	216,428
E.I. du Pont de Nemours & Co.	2,600	131,768
Eagle Materials, Inc.	1,500	43,500
#Eastman Chemical Co.	400	37,144
Ecolab, Inc.	600	29,814
*Ferro Corp.	2,200	33,924
#*Flotek Industries, Inc.	200	1,408
FMC Corp.	300	22,818
Freeport-McMoRan Copper & Gold, Inc. Class B	1,400	152,250
Friedman Industries, Inc.	300	2,598
#*General Moly, Inc.	600	3,054
#*Georgia Gulf Corp.	28	746
*Graphic Packaging Holding Co.	5,980	28,405
Greif, Inc. Class A	600	37,830
#Greif, Inc. Class B	356	21,520
H.B. Fuller Co.	1,500	34,185
Haynes International, Inc.	100	4,872
*Headwaters, Inc.	1,500	7,890
#*Hecla Mining Co.	2,700	24,300
Huntsman Corp.	5,100	88,791
Innophos Holdings, Inc.	800	26,536
*Innospec, Inc.	200	4,024
International Flavors & Fragrances, Inc.	300	17,115
International Paper Co.	4,400	127,072
Kaiser Aluminum Corp.	900	42,939
*KapStone Paper & Packaging Corp.	1,200	20,436

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
KMG Chemicals, Inc.	300	$5,109
Koppers Holdings, Inc.	100	3,848
Kronos Worldwide, Inc.	682	29,892
*Landec Corp.	800	5,008
*Louisiana-Pacific Corp.	2,100	21,084
*LSB Industries, Inc.	200	6,024
Lubrizol Corp.	300	32,238
Martin Marietta Materials, Inc.	200	16,700
*Material Sciences Corp.	400	2,916
MeadWestavco Corp	3,700	105,931
Minerals Technologies, Inc.	600	37,812
Monsanto Co.	900	66,042
Mosaic Co. (The)	600	48,624
Myers Industries, Inc.	200	1,828
Nalco Holding Co.	900	27,414
*Nanophase Technologies Corp.	300	411
NewMarket Corp.	300	38,058
Newmont Mining Corp.	2,600	143,182
NL Industries, Inc.	1,600	21,360
#Nucor Corp.	1,200	55,092
Olin Corp.	2,100	40,887
Olympic Steel, Inc.	400	10,948
*OM Group, Inc.	900	32,562
*Omnova Solutions, Inc.	746	5,244
#*Owens-Illinois, Inc.	700	20,643
Packaging Corp. of America	2,400	67,800
*Penford Corp.	200	1,182
*PolyOne Corp.	3,611	47,485
PPG Industries, Inc.	400	33,712
#Praxair, Inc.	655	60,941
Quaker Chemical Corp.	400	15,352
Reliance Steel & Aluminum Co.	1,400	73,206
#Rock-Tenn Co. Class A	1,100	73,425
*Rockwood Holdings, Inc.	1,700	69,003
*Royal Gold, Inc.	900	41,760
RPM International, Inc.	3,500	82,005
*RTI International Metals, Inc.	700	20,223
#Schnitzer Steel Industries, Inc. Class A	600	37,020
Scotts Miracle-Gro Co. Class A (The)	500	25,835
Sealed Air Corp.	2,400	64,056
Sensient Technologies Corp.	1,700	57,647
Sherwin-Williams Co.	600	50,838
Silgan Holdings, Inc.	800	29,864
Southern Copper Corp.	1,800	80,676
*Spartech Corp.	1,300	10,855
Steel Dynamics, Inc.	3,400	61,880
#Stepan Co.	300	21,756
*Stillwater Mining Co.	4,700	101,896
#Temple-Inland, Inc.	2,400	57,576
#Texas Industries, Inc.	1,000	39,730
*Titanium Metals Corp.	700	13,195
*U.S. Gold Corp.	2,200	14,080
*United States Lime & Minerals, Inc.	200	7,956
#United States Steel Corp.	1,600	92,272
*Universal Stainless & Alloy Products, Inc.	200	6,400
Valhi, Inc.	900	18,576
Valspar Corp.	3,000	112,110
#Vulcan Materials Co.	500	21,280
#Walter Energy, Inc.	300	39,081
Wausau Paper Corp.	1,700	14,569
Westlake Chemical Corp.	2,381	92,192

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
#Weyerhaeuser Co.	4,886	$113,257
#Worthington Industries, Inc.	2,400	45,600
*WR Grace & Co.	800	28,392
Zep, Inc.	200	3,614
#*Zoltek Cos., Inc.	500	5,590

Total Materials		5,396,289

Other — (0.0%)
*GAMCO Investors, Inc. Debentures	5	222
●*Softbrands, Inc. Escrow Shares	600	—
●*Student Loan Corp. Escrow Shares	300	750

Total Other		972

Telecommunication Services — (2.8%)
Alaska Communications Systems Group, Inc.	900	8,280
*American Tower Corp.	900	45,774
AT&T, Inc.	31,387	863,770
Atlantic Tele-Network, Inc.	500	18,675
*Cbeyond, Inc.	300	4,395
#CenturyLink, Inc.	2,622	113,375
*Cincinnati Bell, Inc.	4,600	13,110
*Cogent Communications Group, Inc.	700	9,548
#Consolidated Communications Holdings, Inc.	1,000	17,750
*Crown Castle International Corp.	600	25,302
*FiberTower Corp.	60	222
#Frontier Communications Corp.	13,066	119,815
*General Communications, Inc. Class A	1,100	13,321
#*Global Crossing, Ltd.	400	5,332
HickoryTech Corp.	250	2,522
*Hughes Communications, Inc.	900	54,918
IDT Corp. Class B	400	9,212
*Leap Wireless International, Inc.	2,600	36,348
*Level 3 Communications, Inc.	2,800	3,444
*MetroPCS Communications, Inc.	933	12,064
*NII Holdings, Inc.	500	20,990
*PAETEC Holding Corp.	1,200	4,740
*Premiere Global Services, Inc.	1,600	9,968
Qwest Communications International, Inc.	6,700	47,771
*SBA Communications Corp.	500	20,400
*Sprint Nextel Corp.	31,900	144,188
*SureWest Communications.	400	4,384
Telephone & Data Systems, Inc.	1,300	46,475
Telephone & Data Systems, Inc. Special Shares	600	18,492
#*tw telecom, Inc.	1,200	20,580
*United States Cellular Corp.	600	29,244
Verizon Communications, Inc.	30,040	1,070,025
Warwick Valley Telephone Co.	86	1,271
#Windstream Corp.	2,487	31,858

Total Telecommunication Services		2,847,563

Utilities — (2.7%)
*AES Corp.	2,997	37,163
AGL Resources, Inc.	1,000	36,700
Allegheny Energy, Inc.	700	18,046
ALLETE, Inc.	800	29,528
Alliant Energy Corp.	400	14,864
Ameren Corp.	1,300	36,881
American Electric Power Co., Inc.	1,100	39,248
American States Water Co.	300	10,200
#Aqua America, Inc.	1,500	34,680

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
Artesian Resources Corp.	200	$3,804
Atmos Energy Corp.	1,100	35,860
Avista Corp.	1,000	22,650
#Black Hills Corp.	700	21,707
#*Cadiz, Inc.	300	3,543
California Water Service Group	400	14,600
#*Calpine Corp.	10,000	142,700
CenterPoint Energy, Inc.	1,600	25,840
Central Vermont Public Service Corp.	200	4,294
CH Energy Group, Inc.	300	14,583
Chesapeake Utilities Corp.	241	9,423
Cleco Corp.	900	28,134
#CMS Energy Corp.	1,000	19,500
Connecticut Water Services, Inc.	200	4,894
Consolidated Edison, Inc.	700	34,937
Constellation Energy Group, Inc.	400	12,900
Dominion Resources, Inc.	1,200	52,248
DPL, Inc.	500	13,090
DTE Energy Co.	800	37,008
#Duke Energy Corp.	2,700	48,276
*Dynegy, Inc.	1,300	8,177
Edison International, Inc.	700	25,396
*El Paso Electric Co.	800	21,560
#Empire District Electric Co.	1,000	21,520
Energen Corp.	300	16,770
#Entergy Corp.	500	36,085
EQT Corp.	400	19,276
Exelon Corp.	2,549	108,358
#FirstEnergy Corp.	700	27,384
*GenOn Energy, Inc.	12,987	53,766
#Great Plains Energy, Inc.	1,400	27,552
#Hawaiian Electric Industries, Inc.	1,300	32,370
IDACORP, Inc.	800	29,896
Integrys Energy Group, Inc.	600	28,554
ITC Holdings Corp.	600	39,420
#Laclede Group, Inc.	500	19,000
MDU Resources Group, Inc.	1,100	23,353
MGE Energy, Inc.	400	16,280
Middlesex Water Co.	300	5,334
National Fuel Gas Co.	300	20,502
New Jersey Resources Corp.	700	29,372
NextEra Energy, Inc.	900	48,114
#Nicor, Inc.	400	20,188
NiSource, Inc.	1,200	22,344
Northeast Utilities, Inc.	700	23,044
Northwest Natural Gas Co.	400	17,824
*NRG Energy, Inc.	3,400	70,550
#NSTAR	600	26,028
NV Energy, Inc.	3,100	44,547
OGE Energy Corp.	500	22,945
#Oneok, Inc.	600	35,334
Ormat Technologies, Inc.	1,400	43,064
Otter Tail Corp.	600	13,602
#Pepco Holdings, Inc.	800	14,856
PG&E Corp.	842	38,968
#Piedmont Natural Gas Co.	1,000	28,060
Pinnacle West Capital Corp.	500	20,355
PNM Resources, Inc.	800	10,424
Portland General Electric Co.	1,120	25,021
PPL Corp.	800	20,632
#Progress Energy, Inc.	800	35,936

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
Public Service Enterprise Group, Inc.	5,500	$178,365
Questar Corp.	3,600	62,748
#SCANA Corp.	400	16,908
Sempra Energy	600	31,242
SJW Corp.	600	14,664
#South Jersey Industries, Inc.	600	31,344
Southern Co.	1,800	67,716
Southwest Gas Corp.	1,000	37,240
TECO Energy, Inc.	960	17,674
UGI Corp.	1,542	48,342
UIL Holdings Corp.	500	15,095
Unisource Energy Corp.	400	14,324
Unitil Corp.	100	2,200
Vectren Corp.	800	21,192
#Westar Energy, Inc.	1,400	35,700
WGL Holdings, Inc.	700	25,242
Wisconsin Energy Corp.	600	36,174
Xcel Energy, Inc.	1,100	25,927
York Water Co.	360	6,073

Total Utilities		2,687,232

TOTAL COMMON STOCKS		84,929,882

TEMPORARY CASH INVESTMENTS — (0.4%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	425,676	425,676

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.6%)
§@DFA Short Term Investment Fund	14,524,083	14,524,083
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralizedby $214,508 FNMA 7.000%, 10/01/38, valued at $88,888) to be repurchased at $86,300	$86	86,299

TOTAL SECURITIES LENDING COLLATERAL		14,610,382

TOTAL INVESTMENTS — (100.0%) (Cost $101,855,726)##		$99,965,940

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$12,659,233	—	—	$12,659,233
Consumer Staples	4,997,702	—	—	4,997,702
Energy	12,004,540	$3,450	—	12,007,990
Financials	16,655,472	38	—	16,655,510
Industrials	13,626,810	—	—	13,626,810
Information Technology	14,050,581	—	—	14,050,581
Materials	5,396,289	—	—	5,396,289
Other	222	750	—	972
Telecommunication Services	2,847,563	—	—	2,847,563
Utilities	2,687,232	—	—	2,687,232
Temporary Cash Investments	425,676	—	—	425,676
Securities Lending Collateral	—	14,610,382	—	14,610,382

TOTAL	$85,351,320	$14,614,620	—	$99,965,940

See accompanying Notes to Schedules of Investments.

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value††
COMMON STOCKS — (89.7%)
AUSTRALIA — (6.1%)
Adelaide Brighton, Ltd.	6,034	$20,155
AGL Energy, Ltd.	1,753	26,067
Alumina, Ltd.	36,241	86,847
Amalgamated Holdings, Ltd.	4,182	25,625
Amcor, Ltd.	20,187	138,713
#AMP, Ltd.	3,988	21,320
APA Group, Ltd.	3,911	15,548
APN News & Media, Ltd.	5,416	9,362
#*Aquila Resources, Ltd.	2,424	22,285
*Asciano Group, Ltd.	30,892	49,651
ASX, Ltd.	1,133	42,292
#*Austar United Communications, Ltd.	13,491	13,016
Austereo Group, Ltd.	447	933
Australia & New Zealand Banking Group, Ltd.	10,721	254,085
*Australian Agricultural Co., Ltd.	5,134	7,793
Australian Infrastructure Fund NL	11,625	22,043
*Australian Worldwide Exploration, Ltd.	11,677	20,769
Automotive Holdings Group NL	5,863	14,693
AXA Asia Pacific Holdings, Ltd.	6,839	43,913
Bank of Queensland, Ltd.	5,672	55,983
Beach Petroleum, Ltd.	17,534	13,833
#Bendigo Bank, Ltd.	4,852	47,412
BHP Billiton, Ltd. Sponsored ADR	2,200	195,866
Billabong International, Ltd.	5,123	41,613
BlueScope Steel, Ltd.	25,498	54,293
Boral, Ltd.	21,663	104,127
Bradken, Ltd.	1,584	14,668
#Brambles, Ltd.	2,733	19,614
Brickworks, Ltd.	1,710	19,250
Caltex Australia, Ltd.	3,267	43,825
Campbell Brothers, Ltd.	989	38,766
Challenger Financial Services Group, Ltd.	9,885	45,302
Coca-Cola Amatil, Ltd.	3,099	34,719
Commonwealth Bank of Australia NL	6,109	320,575
Computershare, Ltd.	2,217	22,326
ConnectEast Group, Ltd.	48,175	20,864
Crane Group, Ltd.	913	9,096
Credit Corp. Group, Ltd.	1,551	6,624
CSR, Ltd.	48,224	77,472
#*Dart Energy, Ltd.	1,382	1,511
David Jones, Ltd.	7,232	34,196
Downer EDI, Ltd.	13,168	50,648
DUET Group, Ltd.	14,796	24,606
DuluxGroup, Ltd.	2,763	7,409
*Elders, Ltd.	9,306	4,650
*Energy World Corp., Ltd.	12,801	6,061
Envestra, Ltd.	35,078	20,314
#Fairfax Media, Ltd.	54,103	72,891
#FKP Property Group, Ltd.	14,216	11,290
Flight Centre, Ltd.	646	15,142
Goodman Fielder, Ltd.	44,214	55,588
Graincorp, Ltd. Series A	2,702	20,317
GUD Holdings, Ltd.	1,903	19,464
GWA Group, Ltd.	5,833	18,915
Harvey Norman Holdings, Ltd.	12,250	36,819
*Hillgrove Resources, Ltd.	75,521	22,067
Hills Holdings, Ltd.	5,255	9,755
*Iluka Resources, Ltd.	5,068	43,072

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Incitec Pivot, Ltd.	24,370	$104,946
Insurance Australia Group, Ltd.	31,288	119,334
#IOOF Holdings, Ltd.	2,294	17,944
Iress Market Technology, Ltd.	2,664	23,893
*James Hardie Industries SE Sponsored ADR	600	18,684
#JB Hi-Fi, Ltd.	833	15,335
*Kimberley Metals, Ltd.	2,746	714
#Leighton Holdings, Ltd.	364	11,471
Lend Lease Group NL	6,437	56,767
Macarthur Coal, Ltd.	1,885	23,514
MacMahon Holdings, Ltd.	23,515	12,685
Macquarie Group, Ltd.	3,881	157,886
Melbourne IT, Ltd.	5,334	10,354
*Metals X, Ltd.	2,482	787
Metcash, Ltd.	15,927	66,802
*Minara Resources, Ltd.	5,762	5,245
Mincor Resources NL	4,393	7,749
*Mineral Deposits, Ltd.	2,433	11,644
Monadelphous Group, Ltd.	1,313	25,388
*Mount Gibson Iron, Ltd.	8,762	18,554
#*Murchison Metals, Ltd.	4,058	5,232
#National Australia Bank, Ltd.	15,238	375,993
Navitas, Ltd.	5,275	20,099
Newcrest Mining, Ltd.	880	32,594
#*Nufarm, Ltd.	5,093	26,574
OneSteel, Ltd.	16,070	43,808
Orica, Ltd.	2,285	57,842
Origin Energy, Ltd.	12,379	203,033
OZ Minerals, Ltd.	20,178	32,977
*Pacific Brands, Ltd.	16,041	16,634
*Paladin Energy, Ltd.	5,796	28,379
Panoramic Resources, Ltd.	3,668	8,601
Peet, Ltd.	6,007	11,553
*Perilya, Ltd.	42,247	23,546
Perpetual Trustees Australia, Ltd.	324	10,143
PMP, Ltd.	15,111	13,628
Premier Investments, Ltd.	1,327	8,159
Programmed Maintenance Service, Ltd.	6,629	11,064
*Qantas Airways, Ltd.	25,039	60,107
QBE Insurance Group, Ltd.	2,126	37,178
Ramelius Resources, Ltd.	23,490	22,709
RCR Tomlinson, Ltd.	7,109	10,052
Reece Australia, Ltd.	772	16,964
Rio Tinto, Ltd.	910	76,598
*Riversdale Mining, Ltd.	3,469	54,706
*Roc Oil Co., Ltd.	10,705	4,122
SAI Global, Ltd.	5,683	26,494
Salmat, Ltd.	4,935	23,562
Santos, Ltd.	5,642	76,190
Seven Group Holdings, Ltd.	3,972	35,718
*Silex System, Ltd.	1,790	9,909
Sims Metal Management, Ltd.	4,273	82,552
Southern Cross Media Group, Ltd.	10,220	19,526
Spark Infrastructure Group, Ltd.	8,923	10,208
Spotless Group, Ltd.	8,895	19,948
Straits Resources, Ltd.	6,014	13,600
Suncorp Group, Ltd.	15,346	132,237
*Sunland Group, Ltd.	7,830	6,090
Telstra Corp., Ltd.	7,576	21,196
Ten Network Holdings, Ltd.	8,071	11,322
*Teranga Gold Corp.	6,408	17,497

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Toll Holdings, Ltd.	12,022	$70,595
Tower Australia Group, Ltd.	10,373	40,564
Transfield Services, Ltd.	22,334	69,614
Transurban Group, Ltd.	5,036	26,110
UGL, Ltd.	2,473	37,298
*Village Roadshow, Ltd.	4,000	11,855
#*Virgin Blue Holdings, Ltd.	46,180	18,235
Washington H. Soul Pattinson & Co., Ltd.	4,738	58,567
Wesfarmers, Ltd.	9,504	323,451
#West Australian Newspapers Holdings, Ltd.	1,476	9,156
Westpac Banking Corp.	5,582	128,394
#Westpac Banking Corp. Sponsored ADR	1,800	206,082
WHK Group, Ltd.	9,975	10,422
Woodside Petroleum, Ltd.	671	27,930
Woolworths, Ltd.	1,333	35,464

TOTAL AUSTRALIA		5,997,830

AUSTRIA — (0.5%)
#Agrana Beteiligungs AG	195	20,283
Andritz AG	334	28,485
#*A-TEC Industries AG	464	1,639
*Austriamicrosystems AG	403	20,081
Erste Group Bank AG	2,853	142,543
#Oesterreichischen Post AG	380	11,914
OMV AG	812	35,977
Raiffeisen Bank International AG	581	34,159
*RHI AG	422	15,918
Schoeller-Bleckmann Oilfield Equipment AG	121	9,921
Telekom Austria AG	2,696	37,111
#Verbund AG	290	11,597
Vienna Insurance Group AG Wiener Versicherung Gruppe	686	37,240
Voestalpine AG	1,619	72,633
*Wienerberger AG	1,876	38,789
Zumtobel AG	642	18,709

TOTAL AUSTRIA		536,999

BELGIUM — (0.8%)
Ackermans & van Haaren NV	765	65,652
*Ageas SA	16,515	46,795
Banque Nationale de Belgique SA	6	27,703
*Barco NV	411	28,652
Bekaert SA	1,074	107,492
Belgacom SA	497	17,850
Compagnie d’Entreprises SA	220	16,272
Compagnie Maritime Belge SA	293	9,155
Delhaize Group SA Sponsored ADR	1,800	142,920
#*Dexia SA	8,917	37,251
D’Ieteren SA	720	43,001
#Elia System Operator SA NV	591	23,602
Euronav SA	852	14,461
EVS Broadcast Equipment SA	132	8,087
Exmar NV	649	5,139
*KBC Groep NV	1,299	52,002
Kinepolis Group NV	280	18,559
Mobistar SA	266	16,600
Sipef NV	98	9,232
Telenet Group Holding NV	699	27,503
Tessenderlo Chemie NV	911	32,586
Umicore SA	1,145	58,677

TOTAL BELGIUM		809,191

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (9.2%)
#*Absolute Software Corp.	500	$1,833
Aecon Group, Inc.	700	6,893
AGF Management, Ltd. Class B	962	17,908
#Agnico-Eagle Mines, Ltd.	802	54,895
Agrium, Inc.	900	79,516
Alamos Gold, Inc.	1,800	27,215
*Alexco Resource Corp.	3,400	22,206
Alimentation Couche-Taro, Inc. Class B	2,000	53,388
*Amerigo Resources, Ltd.	6,500	8,114
*Antrim Energy, Inc.	3,100	3,498
*Anvil Mining, Ltd.	1,500	8,718
Astral Media, Inc. Class A	2,100	83,950
*Ballard Power Systems, Inc.	2,600	4,284
#Bank of Montreal	4,535	261,679
Bank of Nova Scotia	1,600	90,214
Barrick Gold Corp.	2,900	137,477
#BCE, Inc.	118	4,286
#*Birchcliff Energy, Ltd.	900	10,201
Bombardier, Inc. Class B	7,800	44,400
*Breakwater Resources, Ltd.	3,300	19,345
CAE, Inc.	3,740	47,546
Cameco Corp.	1,400	58,036
Canaccord Capital, Inc.	1,100	16,752
Canada Bread Co., Ltd.	400	18,215
#Canadian Imperial Bank of Commerce	1,127	85,840
Canadian National Railway Co.	2,400	162,716
Canadian National Resources, Ltd.	3,200	142,687
Canadian Pacific Railway, Ltd.	2,000	134,159
#Canadian Tire Corp. Class A	1,700	105,767
Canadian Utilities, Ltd. Class A	1,000	53,138
#Canadian Western Bank	1,200	35,520
Canam Group, Inc. Class A	1,300	9,218
*Canfor Corp.	830	10,104
Cascades, Inc.	2,400	17,400
*Catalyst Paper Corp.	11,600	5,329
CCL Industries, Inc. Class B	700	23,090
*Celestica, Inc.	5,200	51,255
*Celtic Exploration, Ltd.	1,400	27,822
Cenovus Energy, Inc.	3,890	134,413
*CGI Group, Inc.	2,700	51,932
*Chinook Energy, Inc.	61	122
*Clarke, Inc.	1,100	4,801
#Cogeco Cable, Inc.	200	8,524
*Compton Petroleum Corp.	1,500	659
*Connacher Oil & Gas, Ltd.	5,200	7,478
#*Corridor Resources, Inc.	500	2,666
Corus Entertainment, Inc. Class B	2,200	49,323
*Crew Energy, Inc.	1,200	24,099
#*Crystallex International Corp.	9,200	2,389
*Denison Mines Corp.	2,000	7,490
Dorel Industries, Inc. Class B	500	16,353
*DragonWave, Inc.	1,657	11,782
*Dundee Capital Markets, Inc.	2,320	2,525
#*Dundee Precious Metals, Inc.	2,800	21,811
DundeeWealth, Inc.	2,320	44,553
#*Eastern Platinum, Ltd.	16,800	26,844
E-L Financial Corp., Ltd.	34	16,468
Eldorado Gold Corp.	4,359	70,042
Empire Co., Ltd. Class A	700	36,456
#Enbridge, Inc.	1,624	94,162
#Encana Corp.	3,890	125,361

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Ensign Energy Services, Inc.	2,800	$45,327
*Equinox Minerals, Ltd.	16,080	96,029
Equitable Group, Inc.	500	13,981
*Euro Goldfields, Ltd.	3,700	55,425
*Fairborne Energy, Ltd.	1,000	4,644
Fairfax Financial Holdings, Ltd.	500	190,742
Finning International, Inc.	1,700	49,471
#First Quantum Minerals, Ltd.	1,021	118,123
*Flint Energy Services, Ltd.	400	7,350
*Forsys Metals Corp.	4,100	11,997
#Fortis, Inc.	900	31,008
Forzani Group, Ltd. Class A	1,300	25,056
*Fronteer Gold, Inc.	1,330	13,136
*Galleon Energy, Inc. Class A	1,500	6,277
George Weston, Ltd.	800	56,636
#*Gildan Activewear, Inc.	800	23,512
Goldcorp, Inc.	6,638	266,422
#*Golden Star Resources, Ltd.	8,100	29,930
*Grande Cache Coal Corp.	3,900	41,985
#*Great Basin Gold, Ltd.	5,600	14,764
#Great-West Lifeco, Inc.	700	18,134
#Groupe Aeroplan, Inc.	8,600	117,661
*Hanfeng Evergreen, Inc.	1,400	7,997
*Harry Winston Diamond Corp.	500	5,408
Home Capital Group, Inc.	400	21,870
#HudBay Minerals, Inc.	1,100	18,213
#Husky Energy, Inc.	500	13,482
IAMGOLD Corp.	3,600	68,452
#IGM Financial, Inc.	800	33,962
*Imperial Metals Corp.	1,200	27,000
#Imperial Oil, Ltd.	600	26,754
Industrial Alliance Insurance & Financial Services, Inc.	2,200	80,741
#Inmet Mining Corp.	1,700	126,734
Intact Financial Corp.	2,400	120,917
*Intermap Technologies, Ltd.	1,800	1,186
*International Forest Products, Ltd. Class A	2,000	11,664
#*Ivanhoe Energy, Inc.	3,900	13,593
*Ivanhoe Mines, Ltd.	1,725	47,908
#*Jaguar Mining, Inc.	3,400	20,237
*Kingsway Financial Services, Inc.	1,700	2,207
*Kinross Gold Corp.	5,881	97,728
*Kirkland Lake Gold, Inc.	500	6,811
*La Mancha Resources, Inc.	1,000	2,287
*Labrador Iron Mines Holdings, Ltd.	4,500	50,107
Laurentian Bank of Canada	400	21,211
Leon’s Furniture, Ltd.	400	5,992
Linamar Corp.	1,500	31,637
#Loblaw Cos., Ltd.	1,300	50,800
#*Lundin Mining Corp.	5,200	37,234
*MacDonald Dettweiler & Associates, Ltd.	500	24,207
Magna International, Inc.	3,800	221,886
Major Drilling Group International, Inc.	300	12,652
#Manitoba Telecom Services, Inc.	500	15,414
#Manulife Financial Corp.	10,200	177,750
Maple Leaf Foods, Inc.	2,300	26,299
*Martinrea International, Inc.	3,400	34,871
*Maxim Power Corp.	1,600	4,474
*Mega Uranium, Ltd.	1,500	1,453
Methanex Corp.	2,600	70,677
#Metro, Inc. Class A	2,600	112,298
#National Bank of Canada	2,500	174,290

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Nexen, Inc.	4,131	$103,755
Niko Resources, Ltd.	200	19,474
*Norbord, Inc.	330	4,920
*North American Palladium, Ltd.	2,000	13,122
#*Northgate Minerals Corp.	6,600	16,873
Nuvista Energy, Ltd.	600	5,668
#*OceanaGold Corp.	6,600	17,005
#*Open Text Corp.	1,100	54,311
*OPTI Canada, Inc.	3,700	2,550
#Pan Amer Silver Corp.	500	16,373
*Paramount Resources, Ltd. Class A	1,200	36,994
Pason Systems, Inc.	300	4,284
#PetroBakken Energy, Ltd.	1,420	30,404
*Petrobank Energy & Resources, Ltd.	500	11,734
*Petrominerales, Ltd.	307	11,969
#Potash Corp. of Saskatchewan, Inc.	300	53,148
Progress Energy Resources Corp.	500	6,801
*Quadra FNX Mining, Ltd.	1,709	23,040
Quebecor, Inc. Class B	1,200	42,531
*Ram Power Corp.	9,500	18,595
Reitmans Canada, Ltd. Class A	500	9,028
*Research In Motion, Ltd.	600	35,346
#Rogers Communications, Inc. Class B	600	20,954
*RONA, Inc.	3,000	42,033
#Royal Bank of Canada	3,051	163,557
Russel Metals, Inc.	1,700	39,709
Saputo, Inc.	800	33,395
Savanna Energy Services Corp.	1,200	8,497
*SEMAFO, Inc.	4,000	40,745
ShawCor, Ltd.	1,000	36,221
Sherritt International Corp.	3,700	32,294
*Shore Gold, Inc.	5,600	4,474
*Sierra Wireless, Inc.	900	12,718
*Silver Standard Resources, Inc.	400	9,240
*Silver Wheaton Corp.	3,400	104,884
#*Sino-Forest Corp.	4,400	95,703
SNC-Lavalin Group, Inc.	600	35,155
*Sprott Resource Lending Corp.	7,300	12,831
*Stantec, Inc.	500	14,261
#Student Transportation, Inc.	1,614	10,219
Suncor Energy, Inc.	6,901	285,730
*SunOpta, Inc.	300	2,211
Talisman Energy, Inc.	12,100	277,200
*Taseko Mines, Ltd.	4,300	24,348
Teck Resources, Ltd. Class B	2,637	159,718
Telus Corp.	400	19,833
Telus Corp. Non-Voting	5	238
#*Thompson Creek Metals Co., Inc.	1,300	17,643
#Thomson Reuters Corp.	4,557	182,034
Tim Hortons, Inc.	1,100	45,017
*TMX Group, Inc.	1,100	41,875
Toromont Industries, Ltd.	600	18,833
#Toronto Dominion Bank	5,100	381,781
#Torstar Corp. Class B	500	7,026
#TransAlta Corp.	4,400	90,869
#TransCanada Corp.	3,265	119,175
Transcontinental, Inc. Class A	1,600	27,211
#Trican Well Service, Ltd.	2,600	56,967
#*U308 Corp.	186	169
*UEX Corp.	300	689
Uni-Select, Inc.	300	8,464

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
#Uranium One, Inc.	7,700	$50,367
*Vector Aerospace Corp.	1,200	12,223
*Viterra, Inc.	4,600	53,747
*Wesdome Gold Mines, Ltd.	8,700	23,545
West Fraser Timber Co., Ltd.	1,200	60,470
Western Financial Group, Inc.	3,000	12,343
Winpak, Ltd.	1,142	13,731
Yamana Gold, Inc.	7,388	83,150

TOTAL CANADA		9,102,302

DENMARK — (0.7%)
A.P. Moller - Maersk A.S.	8	77,929
*Alm. Brand A.S.	3,000	6,828
Auriga Industries A.S. Series B	600	9,934
#*Bang & Olufsen Holdings A.S.	670	8,452
D/S Norden A.S.	792	26,886
Danisco A.S.	712	86,534
*Danske Bank A.S.	3,545	95,069
DSV A.S.	1,928	40,274
East Asiatic Co., Ltd. A.S.	400	12,240
FLSmidth & Co. A.S.	720	61,869
#*Greentech Energy Systems A.S.	900	2,796
*Jyske Bank A.S.	1,740	78,215
NKT Holding A.S.	350	20,404
Novozymes A.S. Series B	150	20,788
*Ringkjoebing Landbobank A.S.	78	10,622
Rockwool International A.S.	60	7,069
Schouw & Co. A.S.	300	6,860
SimCorp A.S.	60	9,147
Solar Holdings A.S. Series B	125	10,020
*Spar Nord Bank A.S.	600	6,445
*Sydbank A.S.	1,000	28,878
#*Topdanmark A.S.	292	42,173
*Torm A.S. ADR	500	3,580
Trygvesta A.S.	71	3,857
*Vestas Wind Systems A.S.	350	12,007
*Vestjysk Bank A.S.	250	3,105

TOTAL DENMARK		691,981

FINLAND — (1.6%)
Ahlstrom Oyj	445	9,619
Alma Media Oyj	1,213	14,224
Amer Sports Oyj Series A	2,045	28,640
Atria P.L.C.	595	7,159
Cargotec Oyj Series B	426	19,901
*Cramo Oyj	564	14,901
Elisa Oyj	2,250	49,517
*Finnair Oyj	1,332	9,121
Fiskars Oyj Abp Series A	531	12,605
Fortum Oyj	2,195	67,542
Huhtamaki Oyj	1,038	15,052
KCI Konecranes Oyj	758	31,824
Kemira Oyj	1,641	25,577
Kesko Oyj	1,925	92,506
Kone Oyj Series B	1,324	72,151
Lassila & Tikanoja Oyj	596	11,332
Metso Corp. Oyj	1,405	75,025
Metso Corp. Oyj Sponsored ADR	700	37,409
*M-Real Oyj Series B	1,433	6,351
Neste Oil Oyj	3,249	61,360
#Nokia Oyj Sponsored ADR	5,300	56,710

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FINLAND — (Continued)
Outokumpu Oyj	3,715	$69,200
Pohjola Bank P.L.C.	4,194	55,934
#Poyry Oyj	726	8,864
Raisio P.L.C.	7,337	25,926
#Ramirent Oyj	1,350	18,663
*Rautaruukki Oyj Series K	1,270	31,694
Ruukki Group Oyj	3,453	9,286
Sampo Oyj	5,382	158,683
Sanoma Oyj	2,100	49,098
Stockmann Oyj Abp Series A	1,273	47,381
#Stockmann Oyj Abp Series B	646	20,767
Stora Enso Oyj Sponsored ADR	9,200	109,664
#Tieto Oyj	1,055	22,216
#*Tikkurila Oyj	410	8,875
UPM-Kymmene Oyj Sponsored ADR	8,400	172,284
#Uponor Oyj Series A	782	13,600
Vaisala Oyj Series A	214	6,201
Wartsila Corp. Oyj Series B	563	43,503
Yit Oyj	1,551	39,109

TOTAL FINLAND		1,629,474

FRANCE — (7.4%)
Accor SA	877	40,067
Aeroports de Paris SA	386	32,426
*Air France-KLM SA	4,767	87,029
Air Liquide SA	656	81,838
*Alcatel-Lucent SA	19,799	65,979
*Alcatel-Lucent SA Sponsored ADR	4,700	15,557
Alstom SA	858	47,884
ALTEN SA	785	27,312
#*Altran Technologies SA	3,293	16,204
April Group SA	199	6,351
Arkema SA	1,598	111,127
Assystem SA	430	8,788
*Atos Origin SA	1,899	105,654
AXA SA Sponsored ADR	4,900	104,076
BNP Paribas SA	5,385	401,929
*Bonduelle SCA	293	27,759
Bongrain SA	259	21,231
#Bourbon SA	1,574	69,945
Bouygues SA	2,649	122,988
Canal Plus SA	972	7,382
Capgemini SA	3,834	192,880
Carrefour SA	1,384	67,661
Casino Guichard Perrachon SA	832	81,243
CEGID Group SA	257	7,554
Cie de Saint-Gobain SA	3,998	230,624
*Cie Generale de Geophysique - Veritas SA	576	17,447
*Cie Generale de Geophysique - Veritas Sponsored ADR	3,000	91,350
Cie Generale des Establissements Michelin SA Series B	1,977	143,877
Ciments Francais SA	162	14,397
*Club Mediterranee SA	316	7,237
CNP Assurances SA	2,852	62,976
Credit Agricole SA	6,985	103,081
Danone SA	787	47,315
Dassault Systemes SA	280	21,985
Delachaux SA	227	19,554
*Derichebourg SA	2,685	22,759
*Edenred SA	877	20,935
Eiffage SA	799	41,057
Electricite de France SA	694	30,571

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Esso S.A.F.	76	$10,872
Establissements Maurel et Prom SA	1,811	33,900
*Euler Hermes SA	688	63,299
*Euro Disney SCA	810	4,833
*European Aeronautic Defence & Space Co. SA	3,525	101,642
Eutelsat Communications SA	1,141	41,620
*Faurecia SA	660	22,894
#France Telecom SA Sponsored ADR	7,400	162,430
GDF Suez SA	5,950	235,679
Gemalto NV	1,352	68,303
Groupe Eurotunnel SA	6,043	58,718
Groupe Steria SCA	727	20,958
Guyenne et Gascogne SA	100	12,576
Havas SA	7,086	37,088
Hermes International SA	125	25,174
Imerys SA	950	62,571
Ingenico SA	1,631	60,533
Ipsos SA	330	16,001
*JCDecaux SA	1,124	35,924
Lafarge SA	439	26,054
#Lafarge SA Sponsored ADR	5,400	80,460
Lagardere SCA	2,877	127,891
Legrand SA	952	38,329
L’Oreal SA	528	61,249
M6 Metropole Television SA	1,252	30,542
*Manitou BF SA	989	28,476
Mersen SA	561	29,600
*Natixis SA	12,923	68,625
#Neopost SA	418	37,814
Nexans SA	667	53,509
Nexity SA	1,096	50,595
Norbert Dentressangle SA	187	19,703
NRJ Group SA	928	10,543
#*PagesJaunes Groupe SA	1,400	14,359
*Peugeot SA	2,862	119,671
Pierre & Vacances SA	114	9,999
Plastic Omnium SA	372	29,049
PPR SA	1,001	159,689
Publicis Groupe SA ADR	1,300	33,514
Rallye SA	355	16,026
*Renault SA	2,388	156,105
*Rexel SA	5,256	118,265
*Rhodia SA	3,212	95,815
Rubis SA	189	21,945
Safran SA	1,095	39,562
Saft Groupe SA	295	11,179
Schneider Electric SA	945	147,130
SCOR SE	4,800	132,821
SEB SA	508	50,425
#Sechilienne SA	191	5,395
#*Sequana SA	438	8,291
Societe BIC SA	279	23,969
Societe Generale Paris SA	4,738	306,042
Societe Television Francaise 1 SA	1,498	29,059
Somfy SA	74	18,573
Stef-TFE SA	282	15,741
STMicroelectronics NV	3,725	45,056
#STMicroelectronics NV ADR	6,800	82,416
Suez Environnement SA	1,619	33,440
*Technicolor SA	1,546	8,940
Technip SA	551	53,529

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Technip SA ADR	500	$48,750
Teleperformance SA	805	28,970
Thales SA	366	13,597
#Total SA Sponsored ADR	6,800	399,636
#*UbiSoft Entertainment SA	1,606	18,864
*Valeo SA	1,428	83,704
Vallourec SA	939	102,052
Veolia Environnement SA ADR	600	18,840
Vilmorin & Cie SA	177	21,436
Vinci SA	1,680	96,999
Vivendi SA	8,293	237,073
Zodiac Aerospace SA	567	42,267

TOTAL FRANCE		7,262,627

GERMANY — (5.7%)
*Aareal Bank AG	716	22,131
Adidas-Salomon AG	795	49,475
Allianz SE	3,352	466,963
Aurubis AG	881	49,827
BASF SE	1,994	154,162
*Bauer AG	343	17,496
Bayerische Motoren Werke AG	2,674	205,222
Beiersdorf AG	364	19,980
Bilfinger Berger SE	1,225	108,366
Comdirect Bank AG	1,445	16,059
#*Commerzbank AG	12,685	97,466
#*Constantin Medien AG	1,864	4,194
*Daimler AG	6,206	455,501
*Demag Cranes AG	201	9,720
Deutsche Bank AG (5750355)	1,143	67,586
Deutsche Bank AG (D18190898)	6,300	368,865
Deutsche Boerse AG	826	62,989
*Deutsche Lufthansa AG	2,937	61,710
Deutsche Post AG	9,624	176,767
Deutsche Telekom AG	21,052	281,426
*Deutz AG	2,362	19,768
Douglas Holding AG	434	23,356
#E.ON AG Sponsored ADR	8,830	295,010
ElreingKlinger AG	969	31,242
Fielmann AG	139	12,654
Fraport AG	799	56,364
Freenet AG	1,764	20,736
Fuchs Petrolub AG	205	25,769
GEA Group AG	911	26,032
Generali Deutschland Holding AG	221	27,500
GFK SE	703	36,397
Grenkeleasing AG	598	32,020
Hannover Rueckversicherung AG	1,501	83,948
#*Heidelberger Druckmaschinen AG	4,410	21,045
Heidelberger Zement AG	682	44,918
Henkel AG & Co. KGaA	615	31,656
Hochtief AG	402	35,579
Indus Holding AG	565	16,909
*Infineon Technologies AG ADR	4,980	54,730
#*IVG Immobilien AG	2,827	27,684
*Jenoptik AG	847	6,450
#K&S AG	950	70,275
#*Kloeckner & Co. SE	2,176	70,008
Kontron AG	1,112	12,774
#*Krones AG	594	38,753
*Kuka AG	521	12,444

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
KWS Saat AG	62	$12,149
Lanxess AG	959	69,667
*Leoni AG	483	20,442
Linde AG	1,555	227,034
MAN SE	979	113,957
Medion AG	754	12,519
Metro AG	443	31,240
MLP AG	505	5,373
MTU Aero Engines Holding AG	699	49,557
Munchener Rueckversicherungs-Gesellschaft AG	1,571	246,265
MVV Energie AG	213	7,895
#*Nordex SE	312	2,304
#*Pfleiderer AG	1,233	2,893
Porsche Automobil Holding SE	801	74,753
#Praktiker Bau-und Heimwerkermaerkte Holding AG	4,011	41,048
Puma AG Rudolf Dassler Sport	106	32,717
#*Q-Cells SE	4,748	16,196
Rational AG	59	12,224
Rheinmetall AG	925	79,081
*Roth & Rau AG	980	20,068
RWE AG	890	64,396
Salzgitter AG	1,131	91,932
SAP AG Sponsored ADR	1,200	69,480
#*SGL Carbon SE	1,481	55,959
#*Singulus Technologies AG	1,966	11,351
*Sky Deutschland AG	6,216	23,479
#*Solarworld AG	399	3,944
Suedzucker AG	1,444	38,551
Symrise AG	1,144	32,297
#ThyssenKrupp AG	3,676	149,446
#*TUI AG	4,500	62,097
United Internet AG	1,164	19,290
#*Versatel AG	418	2,750
Volkswagen AG	43	6,542
Wacker Chemie AG	83	15,054
#Wincor Nixdorf AG	382	29,119

TOTAL GERMANY		5,582,995

GREECE — (0.6%)
*Agricultural Bank of Greece S.A.	3,182	3,310
*Alpha Bank A.E.	8,245	48,371
*Anek Lines S.A.	1,322	415
Bank of Greece S.A.	518	24,834
Coca-Cola Hellenic Bottling Co. S.A. ADR	750	22,268
*EFG Eurobank Ergasias S.A.	8,392	49,240
Ellaktor S.A.	4,143	21,413
EYDAP Athens Water Supply & Sewage Co. S.A.	690	4,673
*Folli Follie Group S.A.	300	5,923
Fourlis Holdings S.A.	501	3,835
Frigoglass S.A.	562	8,653
GEK Terna S.A.	1,957	9,502
*Geniki Bank S.A.	535	1,431
*Halkor S.A.	3,691	4,602
Hellenic Exchanges S.A.	626	4,800
Hellenic Petroleum S.A.	4,915	46,819
Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	1,300	6,552
JUMBO S.A.	178	1,238
Marfin Investment Group S.A.	22,347	21,969
Metka S.A.	797	11,676
Michaniki S.A.	2,081	1,309
Motor Oil (Hellas) Corinth Refineries S.A.	491	6,224

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GREECE — (Continued)
*Mytilineos Holdings S.A.	2,885	$20,703
National Bank of Greece S.A. ADR	25,584	48,865
*Nirefs Acquaculture S.A.	2,998	3,576
*Piraeus Bank S.A.	28,247	64,137
*Proton Bank S.A.	2,311	2,245
Public Power Corp. S.A.	802	13,091
*Sidenor Steel Products Manufacturing Co. S.A.	2,131	9,200
*T Bank S.A.	8,910	2,682
Titan Cement Co. S.A.	2,498	52,769
*TT Hellenic Postbank S.A.	3,006	13,028
*Viohalco S.A.	1,602	9,814

TOTAL GREECE		549,167

HONG KONG — (2.0%)
Allied Properties, Ltd.	85,888	16,673
*Associated International Hotels, Ltd.	6,000	13,392
Bank of East Asia, Ltd.	6,464	28,219
C C Land Holdings, Ltd.	36,000	13,178
Cafe de Coral Holdings, Ltd.	10,000	23,975
Cathay Pacific Airways, Ltd.	12,000	30,445
Century City International Holdings, Ltd.	110,000	8,483
Cheung Kong Holdings, Ltd.	13,000	215,874
#*China Energy Development Holdings, Ltd.	176,000	9,728
Chong Hing Bank, Ltd.	8,000	23,345
Chuang’s Consortium International, Ltd.	92,000	13,298
CLP Holdings, Ltd.	5,000	40,550
Dah Sing Financial Holdings, Ltd.	4,050	28,429
Far East Consortium International, Ltd.	37,000	9,620
First Pacific Co., Ltd.	33,600	29,117
*Foxconn International Holdings, Ltd.	8,000	5,688
Get Nice Holdings, Ltd.	176,000	12,734
Giordano International, Ltd.	44,000	26,181
*Global Green Tech Group, Ltd.	112,480	1,215
*Goldin Properties Holdings, Ltd.	24,000	14,003
Great Eagle Holdings, Ltd.	11,463	38,445
Guangnan Holdings, Ltd.	40,000	9,900
Hang Lung Group, Ltd.	8,000	50,221
Hang Lung Properties, Ltd.	6,000	26,349
Henderson Land Development Co., Ltd.	10,060	70,131
Hong Kong & Shanghai Hotels, Ltd.	11,096	19,493
Hong Kong Electric Holdings, Ltd.	3,500	22,145
Hong Kong Exchanges & Clearing, Ltd.	2,400	55,393
Hopewell Holdings, Ltd.	17,000	55,259
Hutchison Telecommunications Hong Kong Holdings, Ltd.	15,000	5,093
Johnson Electric Holdings, Ltd.	37,500	26,877
Kerry Properties, Ltd.	5,500	29,582
*Kowloon Development Co., Ltd.	10,000	14,593
Lifestyle International Holdings, Ltd.	10,000	24,998
*Mongolia Energy Corp, Ltd.	25,000	7,033
MTR Corp., Ltd.	10,553	38,899
#*New Times Energy Corp, Ltd.	714,000	17,445
New World Development Co., Ltd.	26,889	51,639
NWS Holdings, Ltd.	21,649	37,167
*Orient Overseas International, Ltd.	6,000	61,001
Pacific Basin Shipping, Ltd.	14,000	9,137
PCCW, Ltd.	34,000	16,108
*Pico Far East Holdings, Ltd.	56,000	11,368
Regal Hotels International Holdings, Ltd.	24,600	10,034
Shangri-La Asia, Ltd.	19,500	50,979
Shun Tak Holdings, Ltd.	20,000	12,502
Sino Land Co., Ltd.	18,000	34,282

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

HONG KONG — (Continued)
#Smartone Telecommunications Holdings, Ltd.	10,500	$29,146
Sun Hung Kai & Co., Ltd.	32,619	24,351
Sun Hung Kai Properties, Ltd.	9,000	151,133
*Superb Summit International Timber Co., Ltd.	71,000	3,580
Tai Cheung Holdings, Ltd.	23,000	18,533
#Techtronic Industries Co., Ltd.	31,000	38,930
Television Broadcasts, Ltd.	4,000	21,610
Transport International Holdings, Ltd.	4,000	12,816
Varitronix International, Ltd.	17,000	8,607
Victory City International Holdings, Ltd.	14,000	2,959
#Vtech Holdings, Ltd.	3,000	33,535
Wharf Holdings, Ltd.	14,625	111,683
Wheelock & Co., Ltd.	21,000	85,274
Wing Hang Bank, Ltd.	2,000	26,991
Yue Yuen Industrial Holdings, Ltd.	9,500	32,824

TOTAL HONG KONG		1,972,192

IRELAND — (0.4%)
*Aer Lingus Group P.L.C.	4,388	6,209
*Allied Irish Banks P.L.C. Sponsored ADR	7,100	4,970
Bank of Ireland P.L.C. Sponsored ADR	3,300	6,831
*CRH P.L.C.	3,773	81,214
#CRH P.L.C. Sponsored ADR	3,300	71,973
DCC P.L.C.	1,532	45,334
*Dragon Oil P.L.C.	4,125	37,443
*Independent News & Media P.L.C.	1,139	938
*Irish Life & Permanent Group Holdings P.L.C.	7,636	8,958
Kerry Group P.L.C.(0490656)	1,125	36,531
Kerry Group P.L.C.(4519579)	1,098	35,563
Kingspan Group P.L.C. (0492793)	1,183	10,572
Kingspan Group P.L.C. (4491235)	1,108	9,947

TOTAL IRELAND		356,483

ISRAEL — (0.4%)
*Africa Israel Investments, Ltd.	993	8,119
*AudioCodes, Ltd.	614	4,236
*Bank Hapoalim B.M.	20,513	92,993
Bank Leumi Le-Israel B.M.	14,635	66,062
Bezeq Israeli Telecommunication Corp., Ltd.	5,997	16,000
Elbit Systems, Ltd.	230	11,659
Israel Chemicals, Ltd.	1,084	17,065
*Israel Discount Bank, Ltd.	20,541	40,857
*Ituran Location & Control, Ltd.	538	8,428
*Menorah Mivtachim Holdings, Ltd.	894	11,453
*Migdal Insurance & Financial Holding, Ltd.	7,718	14,051
Mizrahi Tefahot Bank, Ltd.	2,222	21,120
*NICE Systems, Ltd. Sponsored ADR	1,024	33,505
*Phoenix Holdings, Ltd. (The)	1,952	6,688
*Retalix, Ltd.	963	13,762
Union Bank of Israel, Ltd.	1,193	5,825

TOTAL ISRAEL		371,823

ITALY — (2.6%)
A2A SpA	7,105	10,556
*ACEA SpA	1,354	15,347
*Arnoldo Mondadori Editore SpA	1,773	6,255
Assicurazioni Generali SpA	3,739	81,549
Atlantia SpA	1,782	40,559
*Autogrill SpA	1,015	14,602
Azimut Holding SpA	1,386	14,565

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
Banca Carige SpA	20,964	$49,595
#*Banca Monte Dei Paschi di Siena SpA	21,946	27,888
#Banca Piccolo Credito Valtellinese Scarl	4,872	24,155
#Banca Popolare dell’Emilia Romagna Scrl	2,302	29,423
*Banca Popolare dell’Etruria e del Lazio Scarl	2,054	8,984
Banca Popolare di Milano Scarl	11,630	49,175
*Banca Popolare di Sondrio Scarl	4,779	41,972
#Banco Popolare Scarl	9,475	33,672
Benetton Group SpA	945	6,567
Brembo SpA	1,796	19,836
Bulgari SpA	1,302	13,578
#Buzzi Unicem SpA	1,314	16,517
*C.I.R. SpA - Compagnie Industriali Riunite	7,131	15,040
Cementir Holding SpA	2,563	7,704
Credito Artigiano SpA	1,391	2,528
Credito Emiliano SpA	1,807	12,832
De Longhi SpA	3,442	31,859
Enel SpA	11,400	64,359
Eni SpA Sponsored ADR	3,700	175,750
ERG SpA	1,082	15,475
Esprinet SpA	2,121	15,843
*Fiat Industrial SpA	4,471	60,511
Fiat SpA	4,471	43,387
Fiat SpA Sponsored ADR	1,600	15,696
Finmeccanica SpA	6,992	94,463
#Fondiaria - SAI SpA	1,930	17,613
#Geox SpA	852	4,319
*Gruppo Editoriale L’Espresso SpA	3,978	9,687
Hera SpA	17,488	40,713
#Immsi SpA	4,196	4,732
#*Impregilo SpA	10,237	31,168
*Interpump Group SpA	1,758	13,812
Intesa Sanpaolo SpA	76,480	254,698
Iren SpA	8,189	14,238
#Italcementi SpA	1,415	11,416
Italmobiliare SpA	246	9,295
Luxottica Group SpA Sponsored ADR	600	18,222
Mediaset SpA	4,438	28,866
Mediobanca SpA	6,902	69,731
Milano Assicurazioni SpA	5,810	9,631
Parmalat SpA	30,428	96,438
Piaggio & C. SpA	2,131	6,708
Pirelli & Co. SpA	4,681	35,770
*Prelios SpA	7,505	5,499
#*Premafin Finanziaria SpA	10,391	10,444
Prysmian SpA	1,062	21,446
*Safilo Group SpA	1,177	19,995
Saipem SpA	800	39,972
*Saras SpA	5,737	14,138
Snam Rete Gas SpA	3,918	20,551
Societe Cattolica di Assicurazoni Scrl SpA	859	22,735
Telecom Italia SpA Sponsored ADR	8,075	114,746
Tenaris SA ADR	900	42,453
Terna Rete Elettrica Nazionale SpA	4,945	21,598
Tod’s SpA	244	25,008
UniCredit SpA	133,966	332,180
Unione di Banche Italiane ScpA	9,985	103,424
Unipol Gruppo Finanziario SpA	16,156	11,724

TOTAL ITALY		2,543,212

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (18.0%)
77 Bank, Ltd. (The)	11,000	$59,638
Adeka Corp.	2,100	24,071
#AEON Co., Ltd.	4,300	54,102
Ahresty Corp.	2,300	25,777
Aica Kogyo Co., Ltd.	2,800	33,873
Aichi Bank, Ltd. (The)	200	12,420
Aichi Steel Corp.	4,000	28,460
Aida Engineering, Ltd.	4,000	19,482
Aiphone Co., Ltd.	1,300	19,567
Air Water, Inc.	2,000	26,268
Ajinomoto Co., Inc.	6,000	66,508
Akita Bank, Ltd. (The)	5,000	15,311
*Alpha Systems, Inc.	400	6,889
Alpine Electronics, Inc.	1,300	17,935
Alps Electric Co., Ltd.	2,800	33,696
Amada Co., Ltd.	10,000	87,299
Amano Corp.	1,700	15,956
#Anritsu Corp.	5,000	42,338
*AOC Holdings, Inc.	2,200	13,201
AOKI Holdings, Inc.	1,100	17,570
Aoyama Trading Co., Ltd.	1,800	30,406
#*Aozora Bank, Ltd.	21,000	46,299
Arakawa Chemical Industries, Ltd.	900	9,605
#Ariake Japan Co., Ltd.	1,000	16,811
Asahi Diamond Industrial Co., Ltd.	3,000	60,116
Asahi Glass Co., Ltd.	2,000	24,976
Asahi Kasei Corp.	7,000	47,799
#Asatsu-DK, Inc.	700	18,933
Asics Corp.	2,000	26,626
Autobacs Seven Co., Ltd.	1,000	40,053
Awa Bank, Ltd. (The)	5,000	30,815
Bank of Iwate, Ltd. (The)	400	18,760
Bank of Kyoto, Ltd. (The)	5,000	46,242
Bank of Nagoya, Ltd. (The)	4,000	12,768
Bank of Okinawa, Ltd. (The)	600	23,574
Bank of the Ryukyus, Ltd.	1,700	20,013
Bank of Yokohama, Ltd. (The)	14,000	70,137
Benesse Holdings, Inc.	700	31,372
*Best Denki Co., Ltd.	8,500	26,086
Bookoff Corp.	2,600	21,783
Bridgestone Corp.	2,800	53,813
*Calsonic Kansei Corp.	6,000	25,079
Canon Marketing Japan, Inc.	1,200	17,229
Canon, Inc.	494	24,317
Canon, Inc. Sponsored ADR	1,800	88,488
#*Casio Computer Co., Ltd.	6,200	46,370
Central Glass Co., Ltd.	4,000	18,842
Chiba Bank, Ltd. (The)	12,000	74,799
*Chiba Kogyo Bank, Ltd. (The)	1,500	9,338
Chiyoda Co., Ltd.	1,100	15,561
Chofu Seisakusho Co., Ltd.	1,300	29,404
Chubu Electric Power Co., Ltd.	1,800	44,981
Chudenko Corp.	1,000	12,365
Chuetsu Pulp & Paper Co., Ltd.	6,000	11,132
Chugoku Bank, Ltd. (The)	5,000	59,963
Chugoku Electric Power Co., Ltd. (The)	1,200	24,850
Chugoku Marine Paints, Ltd.	2,000	17,686
Chukyo Bank, Ltd. (The)	7,000	17,855
Chuo Mitsui Trust Holdings, Inc.	10,000	40,190
Circle K Sunkus Co., Ltd.	700	11,250
Citizen Holdings Co., Ltd.	7,900	51,196

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
CKD Corp.	2,200	$21,380
CMK Corp.	2,100	10,994
Coca-Cola Central Japan Co., Ltd.	1,500	20,371
Coca-Cola West Co., Ltd.	1,500	27,369
Comsys Holdings Corp.	2,000	20,858
Cosmo Oil Co., Ltd.	15,000	48,527
Credit Saison Co., Ltd.	4,000	68,401
*CSK Corp.	1,000	4,252
Dai Nippon Printing Co., Ltd.	10,000	136,836
Daicel Chemical Industries, Ltd.	8,000	58,190
Daido Steel Co., Ltd.	5,000	31,570
#*Daiei, Inc. (The)	2,650	9,690
Daifuku Co., Ltd.	2,000	14,522
#Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	600	25,895
Daikin Industries, Ltd.	700	24,256
*Daikyo, Inc.	5,000	10,030
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	4,000	23,557
*Dainippon Screen Manufacturing Co., Ltd.	5,000	46,047
Daio Paper Corp.	3,000	21,076
Daisan Bank, Ltd. (The)	7,000	19,006
Daishi Bank, Ltd. (The)	8,000	27,101
Daiwa House Industry Co., Ltd.	5,000	61,089
Daiwa Securities Group, Inc.	3,000	14,843
#Daiwabo Holdings Co., Ltd.	8,000	21,156
Denki Kogyo Co., Ltd.	3,000	15,809
Denso Corp.	2,200	81,158
Dentsu, Inc.	1,300	39,681
Descente, Ltd.	3,000	15,218
DIC Corp.	10,000	22,240
Disco Corp.	400	26,774
Don Quijote Co., Ltd.	1,000	32,291
Dowa Holdings Co., Ltd.	2,000	14,085
Dydo Drinco, Inc.	600	23,064
#eAccess, Ltd.	18	10,872
East Japan Railway Co.	600	39,632
*Ebara Corp.	6,000	29,255
#Edion Corp.	1,800	15,951
Ehime Bank, Ltd. (The)	6,000	16,684
Eighteenth Bank, Ltd. (The)	8,000	23,964
Electric Power Development Co., Ltd.	600	18,598
Exedy Corp.	1,000	33,620
Ezaki Glico Co., Ltd.	2,000	22,720
FamilyMart Co., Ltd.	600	22,314
*Felissimo Corp.	400	4,984
Foster Electric Co., Ltd.	500	13,425
Fuji Electric Holdings Co., Ltd.	10,000	32,266
*Fuji Fire & Marine Insurance Co., Ltd.	6,000	8,194
Fuji Heavy Industries, Ltd.	5,000	42,815
Fuji Oil Co., Ltd.	2,600	37,669
Fuji Soft, Inc.	1,100	18,666
FUJIFILM Holdings Corp.	3,300	119,441
Fujikura, Ltd.	13,000	62,958
Fukui Bank, Ltd. (The)	7,000	21,611
Fukuoka Financial Group, Inc.	12,000	51,444
Fukuyama Transporting Co., Ltd.	5,000	24,987
Funai Electric Co., Ltd.	500	16,675
*Furukawa Co., Ltd.	9,000	11,006
Futaba Corp.	1,500	29,631
*Futaba Industrial Co., Ltd.	900	6,728
GEO Co., Ltd.	9	10,324
Glory, Ltd.	1,000	23,917

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Godo Steel, Ltd.	6,000	$11,820
Gunma Bank, Ltd. (The)	10,000	57,515
Gunze, Ltd.	5,000	20,884
H2O Retailing Corp.	4,000	29,587
Hachijuni Bank, Ltd. (The)	11,000	62,959
Hakuhodo Dy Holdings, Inc.	670	38,239
Hankyu Hanshin Holdings, Inc.	19,000	88,043
Hanwa Co., Ltd.	4,000	19,286
*Haseko Corp.	11,000	10,207
Heiwa Corp.	1,800	26,275
Heiwado Co., Ltd.	1,200	15,863
Higashi-Nippon Bank, Ltd.	6,000	14,104
Higo Bank, Ltd. (The)	5,000	26,420
Hino Motors, Ltd.	13,000	73,348
Hirose Electric Co., Ltd.	200	21,488
#Hiroshima Bank, Ltd. (The)	13,000	55,440
Hitachi High-Technologies Corp.	1,900	47,009
Hitachi Kokusai Electric, Inc.	2,000	17,536
#Hitachi Metals, Ltd.	1,000	11,759
Hitachi Transport System, Ltd.	1,900	28,939
#Hitachi Zosen Corp.	10,500	16,034
Hitachi, Ltd. ADR	1,800	99,774
Hokkaido Electric Power Co., Inc.	1,000	20,787
Hokkan Holdings, Ltd.	5,000	15,939
Hokkoku Bank, Ltd. (The)	7,000	23,752
Hokuetsu Bank, Ltd. (The)	9,000	18,640
*Hokuhoku Financial Group, Inc.	17,000	34,401
Hokuriku Electric Power Co., Inc.	1,000	24,379
#Honda Motor Co., Ltd. Sponsored ADR	5,454	237,467
Hosiden Corp.	1,200	12,591
House Foods Corp.	1,900	31,454
Hyakugo Bank, Ltd. (The)	4,000	17,834
Hyakujishi Bank, Ltd. (The)	9,000	34,276
IBJ Leasing Co., Ltd.	1,000	24,998
*Ichikoh Industries, Ltd.	12,000	35,533
Ichiyoshi Securities Co., Ltd.	2,200	16,374
Idec Corp.	1,300	11,973
Idemitsu Kosan Co., Ltd.	400	42,157
Imperial Hotel, Ltd.	450	11,943
Inaba Denki Sangyo Co., Ltd.	600	16,788
Inageya Co., Ltd.	2,000	21,458
Inui Steamship Co., Ltd.	3,500	21,564
Isetan Mitsukoshi Holdings, Ltd.	5,740	64,491
*Ishihara Sangyo Kaisha, Ltd.	13,000	17,951
IT Holdings Corp.	1,200	14,970
ITO EN, Ltd.	1,000	17,254
ITOCHU Corp.	8,000	87,077
Itochu Enex Co., Ltd.	1,800	10,236
Itochu Techno-Solutions Corp.	600	20,909
#Itoham Foods, Inc.	5,000	18,300
Iyo Bank, Ltd. (The)	7,000	59,673
*Izumi Co., Ltd.	1,400	20,602
Izumiya Co., Ltd.	3,000	12,377
J Front Retailing Co., Ltd.	8,800	45,622
Japan Airport Terminal Co., Ltd.	2,400	35,982
Japan Digital Laboratory Co., Ltd.	1,600	17,290
Japan Petroleum Exploration Co., Ltd.	300	12,209
Japan Pulp & Paper Co., Ltd.	5,000	18,555
Japan Wool Textile Co., Ltd. (The)	3,000	26,462
JFE Holdings, Inc.	700	22,532
J-Oil Mills, Inc.	3,000	9,687

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Joshin Denki Co., Ltd.	3,000	$28,672
Joyo Bank, Ltd. (The)	7,000	30,954
JS Group Corp.	4,100	89,603
JSR Corp.	800	16,494
JTEKT Corp.	1,100	13,793
Juroku Bank, Ltd.	9,000	29,179
#*JVC Kenwood Holdings, Inc.	1,500	6,543
JX Holdings, Inc.	9,490	64,320
Kadokawa Holdings, Inc.	800	21,264
Kaga Electronics Co., Ltd.	1,200	14,777
Kagome Co., Ltd.	1,300	24,019
Kagoshima Bank, Ltd. (The)	3,000	19,745
Kameda Seika Co., Ltd.	700	13,831
Kamigumi Co., Ltd.	7,000	58,782
Kanamoto Co., Ltd.	3,000	15,268
Kandenko Co., Ltd.	4,000	25,820
Kaneka Corp.	8,000	55,891
*Kanematsu Corp.	12,000	12,290
Kansai Electric Power Co., Inc.	1,200	29,668
Kansai Paint Co., Ltd.	6,000	61,725
Kanto Auto Works, Ltd.	1,500	13,396
Kao Corp.	1,000	26,157
Kawasaki Heavy Industries, Ltd.	5,000	17,853
Kawasaki Kisen Kaisha, Ltd.	2,000	8,365
KDDI Corp.	4	22,517
Keihin Corp.	1,100	25,084
Keikyu Corp.	4,000	34,249
Keio Corp.	6,000	40,337
Keisei Electric Railway Co., Ltd.	4,000	27,084
Keiyo Bank, Ltd. (The)	4,000	20,475
#*Kenedix, Inc.	12	3,046
Kewpie Corp.	2,200	27,135
Key Coffee, Inc.	1,100	19,595
Kikkoman Corp.	2,000	21,681
Kinden Corp.	3,000	26,877
#Kintetsu Corp.	7,000	21,607
Kitz Corp.	3,000	13,637
Kiyo Holdings, Inc.	15,000	20,699
Kobe Steel, Ltd.	10,000	24,528
#Kohnan Shoji Co., Ltd.	1,300	17,988
Kokuyo Co., Ltd.	2,300	19,164
Komatsu, Ltd.	1,100	32,810
Komori Corp.	1,000	11,150
Konica Minolta Holdings, Inc.	5,500	53,151
Kose Corp.	800	20,361
Kubota Corp. Sponsored ADR	800	40,792
Kurabo Industries, Ltd.	8,000	14,935
Kuraray Co., Ltd.	3,000	42,176
Kureha Corp.	5,000	29,345
Kuroda Electric Co., Ltd.	1,300	17,829
Kyocera Corp. Sponsored ADR	900	93,159
Kyoritsu Maintenance Co., Ltd.	900	15,546
Kyowa Exeo Corp.	2,000	19,630
Lawson, Inc.	500	24,941
*Leopalace21 Corp.	4,100	6,482
Lintec Corp.	1,100	30,787
Lion Corp.	4,000	21,265
Mabuchi Motor Co., Ltd.	700	34,500
Maeda Corp.	5,000	16,611
Maeda Road Construction Co., Ltd.	3,000	25,988
*Makino Milling Machine Co., Ltd.	2,000	16,918

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Makita Corp.	500	$21,648
Marubeni Corp.	6,000	45,174
Maruha Nichiro Holdings, Inc.	12,000	20,976
Marui Group Co., Ltd.	4,900	41,472
Maruichi Steel Tube, Ltd.	1,200	26,508
Marusan Securities Co., Ltd.	2,100	11,691
Maruwa Co., Ltd.	900	27,366
Max Co., Ltd.	2,000	24,127
Mazda Motor Corp.	15,000	44,379
Megmilk Snow Brand Co., Ltd.	1,400	25,038
*Meitec Corp.	700	13,976
Meito Sangyo Co., Ltd.	600	8,187
Michinoku Bank, Ltd. (The)	7,000	14,662
Mikuni Coca-Cola Bottling Co., Ltd.	1,300	11,818
Mimasu Semiconductor Industry Co., Ltd.	2,000	23,858
Minebea Co., Ltd.	5,000	29,695
Ministop Co., Ltd.	800	14,106
*Mirait Holdings Corp.	2,000	15,863
Misumi Group, Inc.	1,200	30,843
Mitsubishi Corp.	4,600	128,418
Mitsubishi Electric Corp.	1,000	11,053
Mitsubishi Estate Co., Ltd.	2,000	37,805
Mitsubishi Heavy Industries, Ltd.	11,000	43,621
Mitsubishi Logistics Corp.	4,000	53,469
*Mitsubishi Materials Corp.	8,000	24,634
*Mitsubishi Motors Corp.	13,000	18,064
*Mitsubishi Paper Mills, Ltd.	10,000	12,334
Mitsubishi UFJ Financial Group, Inc.	60,470	314,076
Mitsuboshi Belting, Ltd.	4,000	23,628
Mitsui & Co., Ltd.	3,100	52,327
Mitsui & Co., Ltd. Sponsored ADR	200	67,400
Mitsui Chemicals, Inc.	6,000	21,536
*Mitsui High-Tec, Inc.	2,000	11,384
Mitsui Mining & Smelting Co., Ltd.	14,000	49,633
Mitsui O.S.K. Lines, Ltd.	7,000	45,725
*Mitsui Sugar Co., Ltd.	3,000	12,283
Mitsui-Soko Co., Ltd.	4,000	17,132
Mitsuuroko Co., Ltd.	2,900	18,032
Miura Co., Ltd.	700	19,421
Miyazaki Bank, Ltd. (The)	5,000	13,490
Mizuho Financial Group, Inc.	23,100	44,596
*Mizuho Investors Securities Co., Ltd.	12,000	12,423
*Mizuho Trust & Banking Co., Ltd.	12,000	11,715
Mizuno Corp.	4,000	19,838
#Modec, Inc.	600	10,736
#Mori Seiki Co., Ltd.	1,100	12,853
Morinaga & Co., Ltd.	10,000	23,681
Morinaga Milk Industry Co., Ltd.	8,000	34,336
Morita Holdings Corp.	3,000	19,007
MOS Food Services, Inc.	1,500	27,849
MS&AD Insurance Group Holdings, Inc.	3,864	92,104
Murata Manufacturing Co., Ltd.	400	30,374
#Musashino Bank, Ltd.	1,000	30,216
Nagase & Co., Ltd.	4,000	51,653
Nagoya Railroad Co., Ltd.	9,000	24,167
Namco Bandai Holdings, Inc.	4,900	53,686
#Nanto Bank, Ltd. (The)	5,000	26,013
NEC Corp.	31,000	88,156
Net One Systems Co., Ltd.	18	28,408
Neturen Co., Ltd.	1,500	13,286
NHK Spring Co., Ltd.	2,000	22,655

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nichicon Corp.	3,000	$42,472
Nichirei Corp.	6,000	27,385
Nifco, Inc.	900	24,084
NIFTY Corp.	9	11,904
Nihon Dempa Kogyo Co., Ltd.	400	7,356
#Nihon Nohyaku Co., Ltd.	1,000	5,516
Nihon Parkerizing Co., Ltd.	2,000	28,039
Nikon Corp.	1,000	23,192
Nintendo Co., Ltd.	100	27,039
Nippo Corp.	3,000	22,445
Nippon Beet Sugar Manufacturing Co., Ltd.	9,000	22,725
Nippon Carbon Co., Ltd.	7,000	21,110
*Nippon Chemi-Con Corp.	3,000	15,609
Nippon Express Co., Ltd.	12,000	50,641
Nippon Flour Mills Co., Ltd.	6,000	30,073
Nippon Gas Co., Ltd.	1,100	14,772
Nippon Konpo Unyu Soko Co., Ltd.	2,000	23,664
*Nippon Light Metal Co., Ltd.	10,000	21,147
Nippon Meat Packers, Inc.	5,000	66,382
Nippon Paint Co., Ltd.	5,000	38,822
Nippon Paper Group, Inc.	2,300	59,912
Nippon Seiki Co., Ltd.	1,000	12,126
Nippon Sheet Glass Co., Ltd.	20,000	51,977
Nippon Shokubai Co., Ltd.	4,000	44,321
Nippon Soda Co., Ltd.	5,000	23,836
*Nippon Steel Corp.	7,000	23,928
Nippon Suisan Kaisha, Ltd.	5,500	17,738
Nippon Telegraph & Telephone Corp. ADR	1,600	37,168
Nippon Thompson Co., Ltd.	3,000	25,869
#*Nippon Yakin Kogyo Co., Ltd.	2,500	7,302
Nishimatsu Construction Co., Ltd.	7,000	9,214
Nishi-Nippon Bank, Ltd.	24,000	74,554
Nishi-Nippon Railroad Co., Ltd.	6,000	24,951
Nissan Motor Co., Ltd.	12,400	125,457
Nissan Shatai Co., Ltd.	3,000	26,030
Nisshin Oillio Group, Ltd. (The)	5,000	25,446
Nisshin Seifun Group, Inc.	5,500	69,329
Nisshin Steel Co., Ltd.	21,000	41,545
Nissin Foods Holdings Co., Ltd.	1,100	39,093
Nissin Kogyo Co., Ltd.	2,200	39,801
Nitta Corp.	1,000	19,969
Nittetsu Mining Co., Ltd.	3,000	15,627
Nitto Boseki Co., Ltd.	6,000	15,325
Nitto Denko Corp.	500	24,965
Nitto Kogyo Corp.	1,400	17,071
*NKSJ Holdings, Inc.	4,000	27,306
NOF Corp.	5,000	26,146
NOK Corp.	2,700	54,428
Nomura Holdings, Inc.	18,800	114,636
Nomura Holdings, Inc. ADR	3,400	20,774
Nomura Research Institute, Ltd.	600	13,060
Noritake Co., Ltd.	5,000	18,954
*Noritsu Koki Co., Ltd.	900	5,562
NTN Corp.	4,000	21,769
NTT Data Corp.	5	16,269
NTT DoCoMo, Inc.	73	130,542
Obayashi Corp.	16,000	76,582
Odakyu Electric Railway Co., Ltd.	3,000	27,844
Ogaki Kyoritsu Bank, Ltd. (The)	4,000	13,312
Oiles Corp.	1,200	24,851
Oita Bank, Ltd. (The)	4,000	15,150

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Oji Paper Co., Ltd.	13,000	$60,667
Okasan Securities Group, Inc.	4,000	15,605
*Oki Electric Industry Co., Ltd.	13,000	11,123
Okinawa Electric Power Co., Ltd.	400	18,822
*OKUMA Corp.	2,000	16,726
Okumura Corp.	4,000	15,174
Onoken Co., Ltd.	2,600	23,002
Onward Holdings Co., Ltd.	4,000	34,828
Oriental Land Co., Ltd.	400	36,830
Osaka Gas Co., Ltd.	8,000	30,229
Panasonic Corp.	9,000	123,702
Parco Co., Ltd.	1,500	14,281
Paris Miki Holdings, Inc.	1,600	16,264
*Pioneer Electronic Corp.	2,500	10,817
*Press Kogyo Co., Ltd.	5,000	24,911
Rengo Co., Ltd.	4,000	26,722
#*Renown, Inc.	2,700	6,957
#Resona Holdings, Inc.	1,900	9,808
Resorttrust, Inc.	1,000	16,845
Ricoh Co., Ltd.	5,000	71,546
Riken Corp.	4,000	18,501
Rohm Co., Ltd.	1,000	64,854
Roland Corp.	700	8,853
Round One Corp.	900	4,848
#Ryohin Keikaku Co., Ltd.	400	17,213
Ryosan Co., Ltd.	1,000	27,229
Saizeriya Co., Ltd.	1,200	23,657
Sakai Chemical Industry Co., Ltd.	3,000	15,819
Sakata Seed Corp.	1,600	23,255
San-Ai Oil Co., Ltd.	2,000	10,226
Sanden Corp.	4,000	19,171
San-in Godo Bank, Ltd. (The)	3,000	22,481
#Sanken Electric Co., Ltd.	4,000	21,491
Sanki Engineering Co., Ltd.	3,000	20,497
Sankyo Co., Ltd.	700	38,850
*Sankyo-Tateyama Holdings, Inc.	12,000	16,597
*Sankyu, Inc.	4,000	17,651
Sanshin Electronics Co., Ltd.	1,500	12,934
Sanwa Holdings Corp.	4,000	12,589
Sanyo Chemical Industries, Ltd.	4,000	33,094
Sanyo Special Steel Co., Ltd.	3,000	18,600
Sapporo Hokuyo Holdings, Inc.	8,000	38,786
Sasebo Heavy Industries Co., Ltd.	3,000	6,742
Sato Corp.	1,100	13,769
SBI Holdings, Inc.	357	47,609
Scroll Corp.	2,100	9,267
Secom Co., Ltd.	800	37,779
Seiko Epson Corp.	2,200	36,630
*Seiko Holdings Corp.	4,000	13,612
Seino Holdings Co., Ltd.	4,000	27,808
Seiren Co., Ltd.	2,600	19,535
Sekisui Chemical Co., Ltd.	7,000	53,752
#Sekisui House, Ltd.	5,000	48,713
Senko Co., Ltd.	7,000	23,936
Senshukai Co., Ltd.	1,200	7,413
Seven & I Holdings Co., Ltd.	3,700	95,557
Sharp Corp.	2,000	20,794
Shiga Bank, Ltd.	7,000	38,616
Shikoku Bank, Ltd.	5,000	16,170
Shima Seiki Manufacturing Co., Ltd.	400	9,489
Shimachu Co., Ltd.	1,000	22,437

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Shimano, Inc.	600	$30,003
Shimizu Corp.	10,000	42,624
*Shindengen Electric Manufacturing Co., Ltd.	6,000	31,725
Shin-Etsu Chemical Co., Ltd.	500	28,151
Shinkawa, Ltd.	1,800	18,641
Shinko Electric Industries Co., Ltd.	700	7,931
Shinko Plantech Co., Ltd.	1,300	13,186
Shinko Shoji Co., Ltd.	900	7,823
#*Shinsei Bank, Ltd.	2,000	2,292
Shiseido Co., Ltd.	1,000	20,149
Shizuoka Bank, Ltd.	9,000	82,548
#Shochiku Co., Ltd.	3,000	22,053
Shoko Co., Ltd.	14,000	22,160
Showa Denko K.K.	14,000	30,903
Showa Shell Sekiyu K.K.	2,300	19,945
Sinanen Co., Ltd.	4,000	18,661
SKY Perfect JSAT Holdings, Inc.	35	12,999
#SMK Corp.	3,000	15,760
Sohgo Security Services Co., Ltd.	1,500	18,212
Sojitz Corp.	35,400	78,252
Sony Corp.	1,200	41,294
Sony Corp. Sponsored ADR	5,400	185,436
Sotetsu Holdings, Inc.	6,000	19,212
SRI Sports, Ltd.	11	12,138
Star Micronics Co., Ltd.	700	7,587
Sumisho Computer Systems Corp.	1,200	19,632
Sumitomo Bakelite Co., Ltd.	5,000	29,643
Sumitomo Corp.	3,700	53,303
Sumitomo Electric Industries, Ltd.	5,800	84,306
Sumitomo Forestry Co., Ltd.	3,600	33,079
Sumitomo Heavy Industries, Ltd.	2,000	12,763
*Sumitomo Light Metal Industries, Ltd.	9,000	11,425
Sumitomo Metal Industries, Ltd.	5,000	11,705
Sumitomo Metal Mining Co., Ltd.	1,000	16,439
Sumitomo Mitsui Financial Group, Inc.	5,464	185,776
Sumitomo Osaka Cement Co., Ltd.	11,000	24,286
Sumitomo Realty & Development Co., Ltd.	1,000	24,332
Sumitomo Rubber Industries, Ltd.	2,400	25,344
Sumitomo Trust & Banking Co., Ltd.	6,000	36,187
Sumitomo Warehouse Co., Ltd.	4,000	21,204
#Sunx, Ltd.	3,800	22,179
Suruga Bank, Ltd.	5,000	46,723
*SWCC Showa Holdings Co., Ltd.	14,000	15,906
T&D Holdings, Inc.	1,350	33,998
*Tadano, Ltd.	2,000	10,426
Taihei Dengyo Kaisha, Ltd.	1,000	8,212
#*Taiheiyo Cement Corp.	24,000	31,058
Taiho Kogyo Co., Ltd.	1,300	13,740
Taikisha, Ltd.	2,000	34,251
Taisei Corp.	25,000	59,861
Taiyo Nippon Sanso Corp.	3,000	25,565
Taiyo Yuden Co., Ltd.	2,000	30,462
Takara Standard Co., Ltd.	4,000	25,469
Takasago International Corp.	4,000	26,020
#Takasago Thermal Engineering Co., Ltd.	2,000	16,560
Takashimaya Co., Ltd.	7,000	57,728
*Takuma Co., Ltd.	4,000	13,203
TDK Corp. Sponsored ADR	400	26,940
Teijin, Ltd.	7,000	33,751
Tenma Corp.	1,200	12,684
TKC, Corp.	1,100	22,760

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Toagosei Co., Ltd.	6,000	$30,040
#Tobu Railway Co., Ltd.	6,000	33,156
Tochigi Bank, Ltd.	4,000	19,479
Toda Corp.	6,000	23,037
Toho Bank, Ltd.	5,000	15,853
Toho Gas Co., Ltd.	7,000	35,864
*Toho Titanium Co., Ltd.	600	17,114
Tohuku Electric Power Co., Inc.	1,200	26,678
Tokai Carbon Co., Ltd.	2,000	11,734
*Tokai Rika Co., Ltd.	2,100	42,100
Tokai Tokyo Financial Holdings, Inc.	11,000	39,288
Token Corp.	730	29,148
Tokio Marine Holdings, Inc.	3,800	113,216
*Toko, Inc.	15,000	34,026
Tokuyama Corp.	4,000	20,992
Tokyo Electric Power Co., Ltd.	1,800	43,701
Tokyo Gas Co., Ltd.	5,000	21,741
Tokyo Ohka Kogyo Co., Ltd.	1,000	21,988
#Tokyo Rope Manufacturing Co., Ltd.	9,000	29,263
Tokyo Seimitsu Co., Ltd.	700	11,272
Tokyo Steel Manufacturing Co., Ltd.	3,900	41,524
Tokyo Style Co., Ltd.	2,000	15,553
Tokyo Tatemono Co., Ltd.	11,000	50,636
Tokyo Tomin Bank, Ltd.	700	9,538
Tokyu Construction Co., Ltd.	4,060	11,841
Tokyu Corp.	4,000	18,150
Tokyu Land Corp.	10,000	51,415
*TOMONY Holdings, Inc.	7,000	28,743
Toppan Forms Co., Ltd.	2,100	20,801
Toppan Printing Co., Ltd.	9,000	81,856
*Topre Corp.	2,200	17,191
Topy Industries, Ltd.	7,000	19,758
Toray Industries, Inc.	5,000	33,221
Toshiba Corp.	4,000	23,714
#Toshiba Machine Co., Ltd.	8,000	42,768
Toshiba TEC Corp.	4,000	18,897
Tosoh Corp.	4,000	12,993
TOTO, Ltd.	4,000	28,640
Towa Bank, Ltd.	18,000	19,540
Toyo Engineering Corp.	4,000	15,173
Toyo Ink Manufacturing Co., Ltd.	6,000	31,202
Toyo Kanetsu K.K.	5,000	9,126
Toyo Kohan Co., Ltd.	4,000	25,070
Toyo Seikan Kaisha, Ltd. (6899967)	1,000	21,338
Toyo Seikan Kaisha, Ltd. (6900267)	4,300	80,611
Toyo Tire & Rubber Co., Ltd.	4,000	9,909
Toyobo Co., Ltd.	19,000	35,008
Toyoda Gosei Co., Ltd.	600	14,037
Toyota Auto Body Co., Ltd.	1,300	24,445
#Toyota Motor Corp. Sponsored ADR	3,500	287,630
Toyota Tsusho Corp.	1,200	21,092
Trans Cosmos, Inc.	1,200	11,812
*Trend Micro, Inc.	500	15,104
Tsubakimoto Chain Co.	3,000	16,972
*Tsukuba Bank, Ltd.	2,900	10,252
TV Asahi Corp.	12	19,917
Ube Industries, Ltd.	13,000	39,226
#Ulvac, Inc.	1,300	33,361
#Uni-Charm Corp.	700	26,968
*Uniden Corp.	3,000	9,689
*Unihair Co., Ltd.	1,300	13,138

TCSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Union Tool Co.	600	$14,688
*Unitika, Ltd.	16,000	14,828
UNY Co., Ltd.	6,000	58,128
Ushio, Inc.	1,700	34,450
USS Co., Ltd.	340	27,284
Valor Co., Ltd.	2,700	23,987
Wacoal Corp.	2,000	26,785
West Japan Railway Co.	5	19,089
Xebio Co., Ltd.	700	15,995
Yamada Denki Co., Ltd.	430	29,177
Yamagata Bank, Ltd.	4,000	18,709
Yamaguchi Financial Group, Inc.	6,000	60,259
Yamaha Corp.	2,700	33,132
*Yamaha Motor Co., Ltd.	2,300	42,561
Yamanashi Chuo Bank, Ltd.	4,000	20,212
Yamatake Corp.	800	18,570
Yamatane Corp.	11,000	16,116
Yamato Kogyo Co., Ltd.	600	18,038
Yaskawa Electric Corp.	2,000	21,661
Yodogawa Steel Works, Ltd.	4,000	17,682
*Yokogawa Electric Corp.	3,300	26,534
Yokohama Reito Co., Ltd.	3,000	20,966
Yokohama Rubber Co., Ltd.	7,000	35,788
Yonekyu Corp.	1,500	12,283
Zensho Co., Ltd.	2,000	20,649
Zeon Corp.	2,000	18,377

TOTAL JAPAN		17,697,939

NETHERLANDS — (2.2%)
Aalberts Industries NV	1,289	25,457
Accell Group NV	390	20,179
*Aegon NV	23,569	174,438
Akzo Nobel NV	2,119	132,359
*APERAM NV	328	13,438
Arcadis NV	762	17,808
ArcelorMittal NV	6,554	239,078
#*ASM International NV	1,438	52,139
ASML Holding NV	2,445	102,512
ASML Holding NV ADR	200	8,402
BinckBank NV	1,231	21,465
*CSM NV	641	21,040
#Exact Holding NV	330	9,517
Fugro NV	753	60,627
#Grontmij NV	354	7,977
*Heijmans NV	37	821
Imtech NV	712	26,152
*ING Groep NV	11,097	126,366
*ING Groep NV Sponsored ADR	15,410	175,520
*Kardan NV	1,340	7,599
KAS Bank NV	70	1,098
Koninklijke Ahold NV	12,011	162,688
Koninklijke Bam Groep NV	3,463	22,476
Koninklijke Boskalis Westminster NV	1,297	62,291
Koninklijke Ten Cate NV	874	31,079
Koninklijke Vopak NV	984	47,554
*LBi International NV	3,262	7,875
Nutreco NV	633	45,051
*Randstad Holdings NV	1,277	69,736
Reed Elsevier NV ADR	952	24,838
SBM Offshore NV	3,901	92,925
#Sligro Food Group NV	627	20,856

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
*SNS Reaal Groep NV	3,557	$17,690
Telegraaf Media Groep NV	853	17,500
TKH Group NV	819	20,033
Unilever NV	4,031	119,104
Unit 4 NV	493	16,219
*USG People NV	851	17,934
*Wavin NV	159	2,208
Wolters Kluwer NV	4,568	104,591

TOTAL NETHERLANDS		2,146,640

NEW ZEALAND — (0.1%)
Air New Zealand, Ltd.	11,327	12,259
Contact Energy, Ltd.	4,628	21,989
Fletcher Building, Ltd.	2,708	16,218
Infratil, Ltd.	10,572	15,329
New Zealand Oil & Gas, Ltd.	34,020	22,330
New Zealand Refining Co., Ltd.	4,103	14,874
Nuplex Industries, Ltd.	4,714	13,158
Port of Tauranga, Ltd.	2,031	11,822
TrustPower, Ltd.	2,795	15,638

TOTAL NEW ZEALAND		143,617

NORWAY — (1.1%)
*Acta Holding ASA	9,500	3,971
Aker Kvaerner ASA	750	13,642
Aktiv Kapital ASA	600	5,163
Atea ASA	2,400	23,666
*BW Offshore, Ltd. ASA	7,600	19,484
*Camillo Eitze & Co. ASA	800	1,426
Cermaq ASA	1,600	24,095
*Copeinca ASA	1,021	9,729
DnB NOR ASA Series A	8,311	114,577
*DOF ASA	1,400	12,738
*EDB ErgoGroup ASA	2,789	7,208
Ekornes ASA	300	7,302
#*Eltek ASA	1,600	1,317
Ganger Rolf ASA	670	18,397
Kongsberg Gruppen ASA	640	14,210
Marine Harvest ASA	50,000	56,278
Norsk Hydro ASA	17,662	132,643
Norsk Hydro ASA Sponsored ADR	3,400	25,602
*Norske Skogindustrier ASA Series A	7,052	26,138
Orkla ASA	7,600	68,404
*Petroleum Geo-Services ASA	3,243	48,116
Prosafe ASA	3,000	22,358
#*Renewable Energy Corp. ASA	538	1,726
Schibsted ASA	850	25,513
SeaDrill, Ltd. ASA	1,540	50,718
*Sevan Marine ASA	18,576	19,671
*Songa Offshore SE	800	4,406
SpareBanken 1 SMN	797	7,543
#StatoilHydro ASA Sponsored ADR	3,931	95,995
*Storebrand ASA	5,600	44,167
Subsea 7 SA	1,277	31,188
Telenor ASA	1,553	23,946
TGS Nopec Geophysical Co. ASA	2,274	53,664
#Tomra Systems ASA	2,200	14,365
Veidekke ASA	1,440	12,845
#Wilh Wilhelmsen Holding ASA	350	9,989

TOTAL NORWAY		1,052,200

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
PORTUGAL — (0.4%)
#Banco BPI SA	4,547	$8,762
#Banco Comercial Portugues SA	59,958	48,138
#Banco Espirito Santo SA	10,994	44,585
Brisa SA	3,774	27,452
#Cimpor Cimentos de Portugal SA	5,065	33,999
#Energias de Portugal SA	9,374	36,009
#Galp Energia SGPS SA Series B	1,072	21,859
#Jeronimo Martins SGPS SA	2,344	35,344
Mota-Engil SGPS SA	2,737	7,450
#Portucel-Empresa Produtora de Pasta de Papel SA	3,351	11,354
Portugal Telecom SA	3,378	39,408
Sociedade de Investimento e Gestao SGPS SA	897	10,932
*Sonae Capital SGPS SA	1,744	1,026
#*Sonae Industria SGPS SA	1,680	4,155
#Sonae SGPS SA	13,955	15,682
*Sonaecom SGPS SA	3,677	6,768
#Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	1,501	7,407

TOTAL PORTUGAL		360,330

SINGAPORE — (1.5%)
Allgreen Properties, Ltd.	19,000	16,274
Broadway Industrial Group, Ltd.	26,000	19,733
Bukit Sembawang Estates, Ltd.	2,000	7,458
*CapitaLand, Ltd.	19,000	53,736
City Developments, Ltd.	5,000	44,631
ComfortDelGro Corp., Ltd.	21,000	26,093
Cosco Corp Singapore, Ltd.	45,000	77,370
Creative Technology, Ltd.	5,000	14,968
DBS Group Holdings, Ltd.	16,969	200,092
*Delong Holdings, Ltd.	10,000	4,333
#Ezra Holdings, Ltd.	9,600	12,417
Golden Agri-Resources, Ltd.	106,000	58,880
Guocoland, Ltd.	12,000	24,698
Hotel Properties, Ltd.	7,000	14,609
#Hyflux, Ltd.	12,000	21,006
Keppel Corp., Ltd.	3,000	27,588
Keppel Land, Ltd.	5,000	17,628
Keppel Telecommunications & Transportation, Ltd.	6,000	6,489
*K-Green Trust, Ltd.	600	521
Kim Eng Holdings, Ltd.	9,100	21,718
*KS Energy Services, Ltd.	9,000	7,563
M1, Ltd.	7,000	13,423
*Neptune Orient Lines, Ltd.	19,250	33,370
Orchard Parade Holdings, Ltd.	8,000	9,935
Oversea-Chinese Banking Corp., Ltd.	13,060	101,280
Overseas Union Enterprise, Ltd.	5,000	12,945
#*Raffles Education Corp., Ltd.	15,319	3,664
SATS, Ltd.	6,278	13,689
SembCorp Industries, Ltd.	9,000	36,446
#SembCorp Marine, Ltd.	8,400	35,597
Singapore Airlines, Ltd.	8,600	99,755
Singapore Land, Ltd.	4,000	23,789
Singapore Post, Ltd.	14,000	12,939
Singapore Telecommunications, Ltd.	13,000	31,661
SMRT Corp, Ltd.	15,000	23,973
Spice I2I, Ltd.	246,000	15,504
*Stamford Land Corp., Ltd.	53,000	26,192
Tat Hong Holdings, Ltd.	10,000	7,226
United Engineers, Ltd.	6,000	11,782
United Industrial Corp., Ltd.	23,000	50,386
United Overseas Bank, Ltd.	6,068	94,352

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
UOB-Kay Hian Holdings, Ltd.	12,000	$17,018
UOL Group, Ltd.	16,000	59,492
*Venture Corp., Ltd.	7,000	53,129
WBL Corp., Ltd.	8,000	26,257
Wheelock Properties, Ltd.	13,000	19,346

TOTAL SINGAPORE		1,510,955

SPAIN — (2.3%)
Abengoa SA	505	14,069
Abertis Infraestructuras SA	1,657	32,514
Acciona SA	375	32,436
Acerinox SA	3,061	52,103
Antena 3 de Television SA	1,085	11,291
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	14,067	172,602
#Banco de Sabadell SA	16,046	76,810
#*Banco de Valencia SA	3,419	16,566
Banco Espanol de Credito SA	1,229	11,141
Banco Pastor SA	2,072	11,977
Banco Popular Espanol SA	11,509	69,220
Banco Santander SA	839	10,273
#Banco Santander SA Sponsored ADR	33,745	413,039
*Bankinter SA	4,250	29,001
Bolsas y Mercados Espanoles SA	711	20,060
Cementos Portland Valderrivas SA	228	3,780
Cia Espanola de Petroleos SA	473	13,737
Cintra Concesiones de Infraestructuras de Transporte SA	1,978	23,420
Construcciones y Auxiliar de Ferrocarriles SA	22	11,932
Criteria Caixacorp SA	8,917	61,437
Dinamia Capital Privado Sociedad de Capital Riesgo SA	530	6,191
Ebro Foods SA	3,220	67,040
Enagas SA	2,468	52,042
Fomento de Construcciones y Contratas SA	1,348	39,328
*Gamesa Corp Tecnologica SA	2,284	17,496
Gas Natural SDG SA	3,108	51,289
*Gestevision Telec, Inc. SA	1,132	14,240
Grupo Catalana Occidente SA	923	19,047
*Grupo Empresarial Ence SA	2,978	9,824
*Grupo Ezentis SA	11,765	7,831
Iberdrola SA	14,531	124,344
Indra Sistemas SA	974	18,316
Industria de Diseno Textil SA	424	32,062
*Jazztel P.L.C.	4,413	22,978
*La Seda de Barcelona SA	66,826	8,766
Mapfre SA	8,504	28,908
*NH Hoteles SA	2,275	13,467
Obrascon Huarte Lain SA	479	15,368
*Papeles y Cartones de Europa SA	3,419	17,211
Pescanova SA	312	10,734
*Promotora de Informaciones SA	1,912	5,169
Prosegur Cia de Seguridad SA	514	29,855
*Realia Business SA	10,596	22,282
Red Electrica Corporacion SA	1,553	79,042
Repsol YPF SA Sponsored ADR	5,300	168,222
*Sacyr Vallehermoso SA	2,561	24,279
*Service Point Solutions SA	7,717	4,815
Sol Melia SA	953	10,050
*SOS Corp. Alimentaria SA	3,194	2,959
Telefonica SA Sponsored ADR	5,700	143,241
*Tubacex SA	1,844	6,781
*Tubos Reunidos SA	4,346	11,019
Vidrala SA	354	9,901

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
Viscofan SA	830	$30,132
Zardoya Otis SA	1,187	18,775

TOTAL SPAIN		2,230,412

SWEDEN — (2.9%)
Aarhuskarlshamn AB	500	13,355
AF AB	1,400	28,732
Alfa Laval AB	2,100	44,720
Assa Abloy AB Series B	2,602	70,804
Axfood AB	350	12,660
B&B Tools AB	600	10,665
Bilia AB Series A	1,300	25,072
*Boliden AB	8,001	166,931
*Bure Equity AB	4,279	22,806
*CDON Group AB	450	2,233
Duni AB	1,648	17,761
Electrolux AB Series B	1,959	55,824
*Eniro AB	399	1,798
Hakon Invest AB	900	15,405
*Haldex AB	2,000	31,024
Hennes & Mauritz AB Series B	2,100	68,786
Hexagon AB	3,330	71,541
Hoganas AB Series B	900	35,256
Holmen AB	1,500	56,914
#Husqvarna AB Series B	3,600	29,939
*Industrial & Financial Systems AB Series B	854	13,803
JM AB	1,200	27,789
*LBi International NV	4	10
*Lindab International AB	600	8,476
*Loomis AB	664	10,034
*Lundin Petroleum AB	6,000	74,458
Modern Times Group AB Series B	450	31,271
NCC AB Series B	1,600	37,297
*Nobia AB	4,200	37,448
Nordea Bank AB	27,436	332,893
#Oriflame Cosmetics SA	750	36,122
*Pa Resources AB	3,400	2,656
Ratos AB	571	21,438
Sandvik AB	3,993	78,392
Securitas AB Series B	3,324	40,071
Skandinaviska Enskilda Banken AB Series A	6,914	62,719
Skanska AB Series B	672	13,614
SKF AB Series B	1,600	45,696
#Skistar AB	883	16,754
#SSAB AB Series A	1,900	31,222
SSAB AB Series B	700	9,943
Svenska Cellulosa AB Series B	9,217	160,741
Svenska Handelsbanken AB Series A	6,275	213,706
*Swedbank AB Series A	5,862	91,933
Tele2 AB Series B	3,701	81,806
#Telefonaktiebolaget LM Ericsson AB Sponsored ADR	19,000	235,030
TeliaSonera AB	16,349	134,530
Trelleborg AB Series B	4,200	48,718
*Volvo AB Series A	2,200	37,921
*Volvo AB Series B	6,532	113,219

TOTAL SWEDEN		2,831,936

SWITZERLAND — (5.1%)
ABB, Ltd. AG Sponsored ADR	6,500	153,855
Adecco SA	1,670	108,167
Allreal Holding AG	202	29,415

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
*Aryzta AG	1,642	$72,191
*Ascom Holding AG	1,836	26,534
Baloise Holding AG	1,560	160,552
Bank Sarasin & Cie AG Series B	700	32,245
Banque Cantonale Vaudoise AG	54	30,184
Barry Callebaut AG	34	27,189
Belimo Holdings AG	7	12,738
Berner Kantonalbank AG	107	27,375
BKW FMB Energie AG	158	12,750
*Bobst Group AG	277	12,669
Bucher Industries AG	173	33,511
Burckhardt Compression Holding AG	85	24,110
*Clariant AG	6,413	113,328
Compagnie Financiere Richemont SA Series A	3,768	205,105
#Credit Suisse Group AG Sponsored ADR	6,300	281,673
Daetwyler Holding AG	297	26,180
*Dufry AG	227	27,194
EFG International AG	1,159	16,065
EGL AG	13	9,400
EMS-Chemie Holding AG	265	44,481
Energiedienst Holding AG	604	33,280
*Etrion Corp. AG	1,369	1,274
Flughafen Zuerich AG	73	30,567
Forbo Holding AG	50	32,600
*GAM Holding AG	1,643	29,304
Geberit AG	144	30,412
*George Fisher AG	108	58,324
Givaudan SA	194	192,235
#Gurit Holding AG	16	9,673
Helvetia Holding AG	150	61,289
Holcim, Ltd. AG	4,427	309,881
Julius Baer Group, Ltd. AG	3,061	138,513
Kudelski SA	1,531	34,493
Kuoni Reisen Holding AG	48	21,998
Lindt & Spruengli AG	1	29,220
#*Logitech International SA	1,706	31,994
Luzerner Kantonalbank AG	48	16,095
Metall Zug AG	2	7,588
#*Meyer Burger Technology AG	852	26,282
*OC Oerlikon Corp. AG	4,980	30,372
Orell Fuessli Holding AG	31	4,554
*Panalpina Welttransport Holding AG	158	20,164
Petroplus Holdings AG	1,327	21,770
*PubliGroupe SA	64	7,285
*Rieters Holdings AG	124	46,961
#Romande Energie Holding SA	7	12,469
*Schmolz & Bickenbach AG	299	2,774
Schweiter Technologies AG	16	13,225
Schweizerische National-Versicherungs-Gesellschaft AG	546	18,975
SGS SA	40	65,047
Sika AG	34	74,523
St. Galler Kantonalbank AG	70	35,895
Sulzer AG	460	63,618
Swatch Group AG (7184725)	340	136,410
Swatch Group AG (7184736)	480	34,538
Swiss Life Holding AG	1,010	161,333
Swiss Reinsurance Co., Ltd. AG	5,759	329,219
Swisscom AG	62	27,353
Syngenta AG ADR	2,700	174,501
#*Temenos Group AG	384	15,064
*UBS AG	18,673	334,328

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
*UBS AG ADR	4,600	$82,616
#Valiant Holding AG	443	65,154
Valora Holding AG	83	28,118
#*Von Roll Holding AG	3,134	15,241
Vontobel Holdings AG	600	23,183
Winterthur Technologie AG	215	14,337
Zehnder Group AG	9	24,309
Zurich Financial Services AG	2,043	558,589

TOTAL SWITZERLAND		5,023,858

UNITED KINGDOM — (18.1%)
Aberdeen Asset Management P.L.C.	16,024	57,081
Admiral Group P.L.C.	417	10,973
Aegis Group P.L.C.	20,061	44,778
Aga Rangemaster Group P.L.C.	1,374	2,722
Aggreko P.L.C.	1,979	45,528
Amec P.L.C.	5,934	113,946
Amlin P.L.C.	11,960	74,701
Anglo American P.L.C.	6,671	327,065
Anglo Pacific Group P.L.C.	2,760	14,819
Anite P.L.C.	6,078	6,286
Antofagasta P.L.C.	2,036	45,833
*ARM Holdings P.L.C. Sponsored ADR	4,300	107,672
Ashtead Group P.L.C.	14,650	38,897
Associated British Foods P.L.C.	5,660	96,276
*Autonomy Corp. P.L.C.	1,503	36,029
Aveva Group P.L.C.	1,057	27,995
Aviva P.L.C.	43,610	310,143
Babcock International Group P.L.C.	8,135	75,200
BAE Systems P.L.C.	22,377	122,578
Balfour Beatty P.L.C.	9,061	48,647
Barclays P.L.C. Sponsored ADR	13,100	246,280
*Barratt Developments P.L.C.	21,555	31,812
BBA Aviation P.L.C.	10,853	38,823
Beazley P.L.C.	13,422	25,541
Bellway P.L.C.	2,995	29,361
Berendsen P.L.C.	4,657	31,390
*Berkeley Group Holdings P.L.C. (The)	2,238	31,663
BG Group P.L.C.	2,990	67,091
#BG Group P.L.C. Sponsored ADR	1,400	157,794
BHP Billiton P.L.C. ADR	3,200	245,472
Bodycote P.L.C.	4,899	22,474
*Bovis Homes Group P.L.C.	1,341	9,394
BP P.L.C. Sponsored ADR	18,900	897,183
Brewin Dolphin Holdings P.L.C.	8,248	21,150
Brit Insurance Holdings NV	2,070	34,599
British Sky Broadcasting Group P.L.C. Sponsored ADR	1,200	57,948
Britvic P.L.C.	2,726	19,593
BT Group P.L.C. Sponsored ADR	2,400	67,920
Bunzl P.L.C.	7,225	88,019
Burberry Group P.L.C.	4,147	71,268
Cable & Wireless Communications P.L.C.	46,271	34,217
Cable & Wireless Worldwide P.L.C.	43,712	49,538
*Cairn Energy P.L.C.	9,660	64,073
Capita Group P.L.C.	2,990	32,506
Carillion P.L.C.	12,077	74,289
Carnival P.L.C.	942	42,918
Carnival P.L.C. ADR	2,700	123,552
*Carphone Warehouse Group P.L.C.	2,969	19,170
Catlin Group, Ltd. P.L.C.	12,301	73,000
Centrica P.L.C.	14,387	73,670

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Charter International P.L.C.	1,956	$25,305
Chesnara P.L.C.	3,877	15,776
Close Brothers Group P.L.C.	5,243	71,173
*Cobham P.L.C.	11,022	37,016
Collins Stewart P.L.C.	7,841	10,862
Compass Group P.L.C.	18,645	165,761
Computacenter P.L.C.	3,281	22,969
*Cookson Group P.L.C.	5,870	62,435
Croda International P.L.C.	1,405	33,449
*CSR P.L.C.	2,830	17,523
Daily Mail & General Trust P.L.C. Series A	4,069	36,463
Dairy Crest Group P.L.C.	2,589	16,114
De La Rue P.L.C.	3,049	32,723
*Debenhams P.L.C.	22,081	23,187
Dignity P.L.C.	576	5,992
*Dixons Retail P.L.C.	49,297	16,085
Domino Printing Sciences P.L.C.	2,941	30,389
*Drax Group P.L.C.	4,837	30,006
DS Smith P.L.C.	10,291	33,203
*DTZ Holdings P.L.C.	2,791	1,793
*E2V Technologies P.L.C.	3,334	5,889
*easyJet P.L.C.	7,553	45,900
Elementis P.L.C.	5,496	11,444
*EnQuest P.L.C.	8,083	18,277
*Enterprise Inns P.L.C.	11,823	20,306
Evolution Group P.L.C.	5,744	6,601
Experian P.L.C.	7,674	95,248
F&C Asset Management P.L.C.	6,813	9,393
Fenner P.L.C.	3,512	19,351
Filtrona P.L.C.	4,670	20,842
*Findel P.L.C.	4,807	1,136
Firstgroup P.L.C.	1,786	10,715
Forth Ports P.L.C.	318	6,939
G4S P.L.C.	31,351	134,975
Game Group P.L.C.	10,090	10,856
*Gem Diamonds, Ltd. P.L.C.	2,700	11,668
GKN P.L.C.	27,830	89,891
Go-Ahead Group P.L.C.	487	9,715
Greggs P.L.C.	1,490	11,105
Halfords Group P.L.C.	4,424	28,792
Halma P.L.C.	9,506	51,448
Hays P.L.C.	7,814	15,141
Helical Bar P.L.C.	3,459	15,554
*Helphire P.L.C.	4,847	1,131
Henderson Group P.L.C.	12,095	29,624
Hill & Smith Holdings P.L.C.	4,285	19,323
Hiscox, Ltd. P.L.C.	10,981	66,108
Home Retail Group P.L.C.	5,486	18,953
Homeserve P.L.C.	2,825	19,785
*Howden Joinery Group P.L.C.	7,492	14,063
HSBC Holdings P.L.C. Sponsored ADR	23,807	1,300,814
Hunting P.L.C.	2,655	33,134
Huntsworth P.L.C.	9,410	12,089
ICAP P.L.C.	9,292	80,017
IMI P.L.C.	6,328	88,209
*Inchcape P.L.C.	10,165	60,475
Informa P.L.C.	6,253	43,953
Inmarsat P.L.C.	3,198	34,842
*Innovation Group P.L.C.	32,087	8,220
Intercontinental Hotels Group P.L.C.	1,445	30,473
Intercontinental Hotels Group P.L.C. ADR	1,600	34,096

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Intermediate Capital Group P.L.C.	2,962	$16,098
*International Consolidated Airlines Group P.L.C.	8,530	34,961
International Personal Finance P.L.C.	11,639	63,724
International Power P.L.C.	44,274	299,293
Interserve P.L.C.	2,216	9,634
Intertek Group P.L.C.	2,205	61,348
Invensys P.L.C.	5,798	31,239
Investec P.L.C.	11,729	89,872
*IP Group P.L.C.	4,973	2,711
*ITV P.L.C.	50,636	62,931
Jardine Lloyd Thompson Group P.L.C.	2,600	26,426
*JJB Sports P.L.C.	10,155	734
JKX Oil & Gas P.L.C.	3,242	15,128
John Wood Group P.L.C.	6,652	58,184
Johnson Matthey P.L.C.	4,293	132,365
*Johnston Press P.L.C.	9,724	1,629
Kazakhmys P.L.C.	4,093	98,623
Kcom Group P.L.C.	13,914	12,811
Keller Group P.L.C.	1,423	15,150
Kesa Electricals P.L.C.	3,132	6,458
Kingfisher P.L.C.	49,842	200,790
*Kofax P.L.C.	1,336	7,298
Laird P.L.C.	6,889	17,848
Legal & General Group P.L.C.	123,896	220,454
*Lloyds Banking Group P.L.C.	14,730	14,897
*Lloyds Banking Group P.L.C. Sponsored ADR	17,330	69,840
Logica P.L.C.	27,824	60,469
London Stock Exchange Group P.L.C.	1,107	14,987
*Lonmin P.L.C.	4,235	112,088
Lookers P.L.C.	4,741	4,495
Low & Bonar P.L.C.	7,100	6,049
Man Group P.L.C.	9,204	43,346
Marks & Spencer Group P.L.C.	12,946	73,819
Marshalls P.L.C.	2,962	5,406
McBride P.L.C.	5,164	12,803
Meggitt P.L.C.	18,370	104,269
Melrose P.L.C.	5,249	26,496
Michael Page International P.L.C.	4,900	42,095
*Misys P.L.C.	5,545	30,143
*Mitchells & Butlers P.L.C.	9,266	51,087
Mitie Group P.L.C.	7,518	26,254
Mondi P.L.C.	11,215	91,479
Morgan Crucible Co. P.L.C.	3,198	13,920
Morgan Sindall P.L.C.	778	8,449
N Brown Group P.L.C.	2,652	12,015
*National Express Group P.L.C.	10,716	42,020
National Grid P.L.C.	2,735	24,256
#National Grid P.L.C. Sponsored ADR	1,305	58,777
Next P.L.C.	2,196	69,440
Northern Foods P.L.C.	9,001	10,768
*Northgate P.L.C.	2,035	9,552
Northumbrian Water Group P.L.C.	6,594	31,147
Novae Group P.L.C.	2,345	12,464
Old Mutual P.L.C.	56,187	113,039
Pace P.L.C.	6,191	18,938
Pearson P.L.C. Sponsored ADR	12,900	214,914
*Pendragon P.L.C.	30,527	9,166
Pennon Group P.L.C.	3,952	38,127
Persimmon P.L.C.	6,696	43,836
Phoenix IT Group, Ltd. P.L.C.	1,920	8,679
Premier Farnell P.L.C.	3,194	14,811

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Premier Foods P.L.C.	29,236	$9,949
*Premier Oil P.L.C.	1,761	57,175
Provident Financial P.L.C.	1,379	20,815
Prudential P.L.C.	14,992	162,462
#Prudential P.L.C. ADR	6,900	149,454
Psion P.L.C.	4,455	6,524
*Punch Taverns P.L.C.	12,288	13,509
Qinetiq P.L.C.	15,195	32,205
*Quintain Estates & Development P.L.C.	14,008	8,736
Rathbone Brothers P.L.C.	754	13,864
Reed Elsevier P.L.C. ADR	1,125	40,084
Regus P.L.C.	13,221	21,381
Renishaw P.L.C.	2,587	67,505
*Rentokil Initial P.L.C.	20,074	32,182
Resolution, Ltd. P.L.C.	36,793	154,363
Rexam P.L.C.	13,962	76,346
Rio Tinto P.L.C.	948	65,105
Rio Tinto P.L.C. Sponsored ADR	2,800	194,544
Robert Wiseman Dairies P.L.C.	1,693	9,220
*Rolls-Royce Group P.L.C.	13,683	139,815
Rotork P.L.C.	944	24,789
Royal Dutch Shell P.L.C. ADR	19,700	1,390,229
RPS Group P.L.C.	5,472	18,241
RSA Insurance Group P.L.C.	54,564	118,904
Sage Group P.L.C.	21,589	101,911
Sainsbury (J.) P.L.C.	16,870	103,060
*Salamander Energy P.L.C.	2,521	11,773
Savills P.L.C.	4,011	22,511
Schroders P.L.C.	1,473	42,513
Schroders P.L.C. Non-Voting	871	19,643
Scottish & Southern Energy P.L.C.	4,688	87,032
*SDL P.L.C.	2,030	19,977
Senior P.L.C.	9,084	21,508
Serco Group P.L.C.	7,105	62,704
Severfield-Rowen P.L.C.	1,606	5,786
Severn Trent P.L.C.	1,705	37,344
Shanks Group P.L.C.	13,706	25,515
*SIG P.L.C.	8,856	20,666
*Soco International P.L.C.	3,504	20,372
Spectris P.L.C.	2,815	60,935
Speedy Hire P.L.C.	1,158	535
Spirax-Sarco Engineering P.L.C.	1,500	43,495
Spirent Communications P.L.C.	29,682	65,865
St. James’s Place P.L.C.	4,098	19,881
St. Modwen Properties P.L.C.	3,552	9,449
Stagecoach Group P.L.C.	11,463	38,502
Standard Chartered P.L.C.	17,908	466,386
Standard Life P.L.C.	32,534	119,438
TalkTalk Telecom Group P.L.C.	5,939	15,369
Tate & Lyle P.L.C.	10,333	91,213
*Taylor Wimpey P.L.C.	71,079	39,413
*Telecity Group P.L.C.	2,044	16,037
Tesco P.L.C.	23,880	153,970
Thomas Cook Group P.L.C.	17,383	53,092
Travis Perkins P.L.C.	3,852	62,358
*Trinity Mirror P.L.C.	7,656	10,200
TT electronics P.L.C.	3,593	10,387
*TUI Travel P.L.C.	7,598	30,784
Tullow Oil P.L.C.	5,829	124,012
*UK Coal P.L.C.	5,854	4,221
Ultra Electronics Holdings P.L.C.	795	22,739

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Umeco P.L.C.	1,615	$11,944
Unilever P.L.C. Sponsored ADR	3,900	113,139
United Business Media P.L.C.	5,369	60,410
United Utilities Group P.L.C.	4,818	41,940
Vedanta Resources P.L.C.	1,465	53,323
Vodafone Group P.L.C. Sponsored ADR	43,277	1,227,336
Weir Group P.L.C. (The)	2,222	56,413
WH Smith P.LC.	4,579	33,937
Whitbread P.L.C.	4,162	115,571
William Morrison Supermarkets P.L.C.	34,087	145,434
Wincanton P.L.C.	2,286	5,463
*Wolseley P.L.C.	1,648	57,388
*Wolseley P.L.C. ADR	2,900	9,976
WPP P.L.C. Sponsored ADR	2,100	130,158
WS Atkins P.L.C.	1,777	19,565
WSP Group P.L.C.	1,365	7,687
Xchanging P.L.C.	2,042	3,709
Xstrata P.L.C.	6,996	154,948
*Yell Group P.L.C.	24,812	4,375

TOTAL UNITED KINGDOM		17,794,358

TOTAL COMMON STOCKS		88,198,521

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
*Tessenderlo Chemie NV STRIP VVPR	43	29

ITALY — (0.0%)
*Banco Popolare Scarl Rights 02/11/11	9,475	12,778

TOTAL RIGHTS/WARRANTS		12,807

	Face Amount	Value†

	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/11 (Collateralized by $235,000 FNMA 2.24%, 07/06/15, valued at $241,169) to be repurchased at $235,001	$235	235,000

	Shares/ Face Amount

	(000)
SECURITIES LENDING COLLATERAL — (10.1%)
§@DFA Short Term Investment Fund	7,817,528	7,817,528
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $123,075,187 FNMA 7.000%, 10/01/38, valued at $2,098,626) to be repurchased at $2,057,489	$2,057	2,057,476

TOTAL SECURITIES LENDING COLLATERAL		9,875,004

TOTAL INVESTMENTS — (100.0%) (Cost $110,171,617)##		$98,321,332

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO CONTINUED

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$438,129	$5,559,701	—	$5,997,830
Austria	—	536,999	—	536,999
Belgium	142,920	666,271	—	809,191
Canada	9,102,302	—	—	9,102,302
Denmark	3,580	688,401	—	691,981
Finland	376,067	1,253,407	—	1,629,474
France	1,037,029	6,225,598	—	7,262,627
Germany	788,085	4,794,910	—	5,582,995
Greece	83,608	465,559	—	549,167
Hong Kong	—	1,972,192	—	1,972,192
Ireland	83,774	272,709	—	356,483
Israel	33,505	338,318	—	371,823
Italy	427,378	2,115,834	—	2,543,212
Japan	1,200,891	16,497,048	—	17,697,939
Netherlands	222,198	1,924,442	—	2,146,640
New Zealand	—	143,617	—	143,617
Norway	121,597	930,603	—	1,052,200
Portugal	—	360,330	—	360,330
Singapore	—	1,510,955	—	1,510,955
Spain	897,104	1,333,308	—	2,230,412
Sweden	237,263	2,594,673	—	2,831,936
Switzerland	693,919	4,329,939	—	5,023,858
United Kingdom	6,873,279	10,921,079	—	17,794,358
Rights/Warrants
Belgium	29	—	—	29
Italy	12,778	—	—	12,778
Temporary Cash Investments	—	235,000	—	235,000
Securities Lending Collateral	—	9,875,004	—	9,875,004

TOTAL	$22,775,435	$75,545,897	—	$98,321,332

See accompanying Notes to Schedules of Investments.

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

JANUARY 31, 2011

(Unaudited)

	Shares	Value†
COMMON STOCKS — (86.8%)
Consumer Discretionary — (13.3%)
*1-800-FLOWERS.COM, Inc.	1,800	$4,932
*99 Cents Only Stores	3,700	55,130
#Aaron’s, Inc.	1,800	34,542
Abercrombie & Fitch Co.	3,100	156,271
Advance Auto Parts, Inc.	400	25,576
*Aeropostale, Inc.	1,200	28,944
*AFC Enterprises, Inc.	1,100	16,390
*AH Belo Corp.	900	7,299
#*Amazon.com, Inc.	2,000	339,280
Ambassadors Group, Inc.	1,110	12,254
*American Apparel, Inc.	2,300	2,369
*American Axle & Manufacturing Holdings, Inc.	2,900	41,470
American Eagle Outfitters, Inc.	11,586	167,534
*America’s Car-Mart, Inc.	500	12,470
*Amerigon, Inc.	700	7,623
*AnnTaylor Stores Corp.	3,385	74,876
*Apollo Group, Inc. Class A	300	12,381
#Arbitron, Inc.	800	33,352
*Arctic Cat, Inc.	600	9,612
*Ascena Retail Group, Inc.	4,088	110,826
*Ascent Media Corp.	700	26,628
*Audiovox Corp. Class A	1,200	8,616
#*AutoNation, Inc.	1,700	48,807
*Autozone, Inc.	400	101,412
*Ballantyne Strong, Inc.	600	4,512
#Barnes & Noble, Inc.	1,900	29,925
*Bassett Furniture Industries, Inc.	600	4,200
#*Beazer Homes USA, Inc.	1,800	9,630
bebe stores, Inc.	2,800	15,722
*Bed Bath & Beyond, Inc.	1,550	74,400
#*Belo Corp.	1,800	12,132
*Benihana, Inc. Class A	600	4,896
Best Buy Co., Inc.	1,700	57,800
Big 5 Sporting Goods Corp.	1,300	16,484
*Big Lots, Inc.	1,400	44,506
*Biglari Holdings, Inc.	75	32,250
#*Blue Nile, Inc.	200	11,370
*Bluegreen Corp.	1,400	4,900
Blyth, Inc.	275	9,246
Bob Evans Farms, Inc.	1,500	47,220
*Bon-Ton Stores, Inc. (The)	800	8,872
#Books-A-Million, Inc.	600	3,414
#*BorgWarner, Inc.	3,600	242,748
*Brookfield Homes Corp.	1,600	22,592
Brown Shoe Co., Inc.	2,300	29,141
#Brunswick Corp.	494	9,840
#Buckle, Inc.	600	21,450
*Build-A-Bear-Workshop, Inc.	1,000	7,660
*Cabela’s, Inc.	2,700	67,230
#*Cablevision Systems Corp.	1,300	44,005
*Cache, Inc.	300	1,128
*California Pizza Kitchen, Inc.	1,400	22,414
#Callaway Golf Co.	3,350	24,623
*Cambium Learning Group, Inc.	1,567	5,124
#*Capella Education Co.	300	17,175
#*Career Education Corp.	1,600	35,904
*Caribou Coffee Co., Inc.	900	8,118
*CarMax, Inc.	1,900	62,035

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Carmike Cinemas, Inc.	200	$1,308
Carnival Corp.	8,560	382,718
*Carriage Services, Inc.	600	3,066
*Carrols Restaurant Group, Inc.	500	3,500
*Carter’s, Inc.	700	19,390
*Casual Male Retail Group, Inc.	2,800	11,760
Cato Corp. Class A	1,600	39,104
#*Cavco Industries, Inc.	300	12,357
CBS Corp.	1,300	25,714
CBS Corp. Class B	13,300	263,739
*CEC Entertainment, Inc.	1,000	36,950
#*Charming Shoppes, Inc.	4,060	12,627
*Cheesecake Factory, Inc.	3,000	88,530
#Cherokee, Inc.	300	4,809
Chico’s FAS, Inc.	6,996	76,396
*Chipotle Mexican Grill, Inc.	200	43,784
#Choice Hotels International, Inc.	1,400	53,102
Christopher & Banks Corp.	1,800	10,278
Cinemark Holdings, Inc.	6,700	113,565
*Citi Trends, Inc.	400	9,160
*CKX, Inc.	825	2,624
*Clear Channel Outdoor Holdings, Inc.	800	11,112
Coach, Inc.	700	37,863
#*Coinstar, Inc.	700	28,973
*Coldwater Creek, Inc.	2,900	8,439
#*Collective Brands, Inc.	3,100	63,116
Collectors Universe, Inc.	200	2,770
#Columbia Sportswear Co.	1,400	85,372
Comcast Corp. Class A	16,560	376,740
Comcast Corp. Special Class A	3,944	84,559
#*Conn’s, Inc.	989	4,371
Cooper Tire & Rubber Co.	800	18,288
#*Corinthian Colleges, Inc.	1,500	7,920
*Cost Plus, Inc.	1,000	8,500
CPI Corp.	200	3,980
Cracker Barrel Old Country Store, Inc.	400	20,592
*Crocs, Inc.	500	8,195
*Crown Media Holdings, Inc.	700	1,680
CSS Industries, Inc.	200	3,672
*Culp, Inc.	600	5,994
#*Cumulus Media, Inc.	900	3,438
*Dana Holding Corp.	200	3,584
Darden Restaurants, Inc.	1,000	47,110
*Deckers Outdoor Corp.	600	44,034
*dELiA*s, Inc.	1,100	2,035
*Delta Apparel, Inc.	400	5,148
*Destination Maternity Corp.	400	16,212
#*Dick’s Sporting Goods, Inc.	700	25,263
Dillard’s, Inc.	3,700	146,964
*DineEquity, Inc.	1,000	51,580
*DIRECTV Class A	2,500	105,975
#*Discovery Communications, Inc. Class A	1,200	46,800
*Discovery Communications, Inc. Class C	2,800	95,088
*DISH Network Corp.	1,400	29,554
*Dixie Group, Inc.	200	888
*Dolan Media Co.	1,700	23,307
*Dollar Tree, Inc.	300	15,174
*Domino’s Pizza, Inc.	1,600	26,240
*Dorman Products, Inc.	950	30,562
DR Horton, Inc.	6,900	85,491
*DreamWorks Animation SKG, Inc.	600	16,842

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Drew Industries, Inc.	1,000	$23,620
#*drugstore.com, Inc.	2,000	3,530
#*DSW, Inc.	800	26,632
#*Eastman Kodak Co.	6,329	23,164
*Einstein Noah Restaurant Group, Inc.	508	7,894
Emerson Radio Corp.	1,100	2,343
#*Entercom Communications Corp.	1,500	14,700
*Entravision Communications Corp.	1,450	3,132
#Ethan Allen Interiors, Inc.	1,600	35,840
#*EW Scripps Co. Class A (The)	2,533	23,000
*Exide Technologies	3,247	31,204
Family Dollar Stores, Inc.	900	38,232
*Famous Dave’s of America, Inc.	600	6,036
*Federal-Mogul Corp.	3,728	87,832
#Finish Line, Inc. Class A	3,000	46,170
*Fisher Communications, Inc.	400	9,656
Foot Locker, Inc.	6,717	119,966
#*Ford Motor Co.	11,575	184,621
*Fossil, Inc.	1,800	127,890
#Fred’s, Inc.	2,200	29,546
*Fuel Systems Solutions, Inc.	1,000	26,030
*Furniture Brands International, Inc.	3,000	13,500
Gaiam, Inc.	520	3,968
#*GameStop Corp. Class A	9,000	189,630
Gannett Co., Inc.	14,200	209,308
Gap, Inc.	2,089	40,255
#Garmin, Ltd.	4,300	132,569
*Gaylord Entertainment Co.	1,350	45,009
*Genesco, Inc.	1,200	44,556
#Gentex Corp.	1,700	54,519
Genuine Parts Co.	1,200	62,100
#*G-III Apparel Group, Ltd.	1,000	34,890
*Global Traffic Network, Inc.	999	10,719
*Gray Television, Inc.	200	396
#Group 1 Automotive, Inc.	1,200	45,408
Guess?, Inc.	1,050	44,919
#H&R Block, Inc.	1,900	23,788
Harley-Davidson, Inc.	2,300	91,195
*Harman International Industries, Inc.	2,900	125,628
Harte-Hanks, Inc.	3,500	43,645
Hasbro, Inc.	800	35,272
Haverty Furniture Cos., Inc.	500	6,020
*Heelys, Inc.	509	1,517
*Helen of Troy, Ltd.	1,600	44,912
#*hhgregg, Inc.	500	9,165
*Hibbett Sporting Goods, Inc.	800	25,616
Hillenbrand, Inc.	1,900	41,059
Home Depot, Inc.	10,200	375,054
Hooker Furniture Corp.	500	6,705
#Hot Topic, Inc.	1,772	9,622
#*Hovnanian Enterprises, Inc.	2,500	11,050
*HSN, Inc.	2,600	73,216
*Iconix Brand Group, Inc.	4,100	81,385
International Speedway Corp.	1,400	40,502
#*Interpublic Group of Cos., Inc. (The)	13,800	147,522
*Interval Leisure Group, Inc.	2,640	41,369
*iRobot Corp.	1,200	32,400
#*ITT Educational Services, Inc.	200	13,168
*J. Crew Group, Inc.	300	13,026
J.C. Penney Co., Inc.	8,856	284,012
*Jack in the Box, Inc.	1,700	37,298

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Jackson Hewitt Tax Service, Inc.	600	$936
#*JAKKS Pacific, Inc.	400	6,916
*Jo-Ann Stores, Inc.	1,400	84,462
Johnson Controls, Inc.	6,797	260,937
Jones Group, Inc. (The)	3,500	44,415
#*Jos. A. Bank Clothiers, Inc.	1,580	67,513
*Journal Communications, Inc.	2,200	10,560
*K12, Inc.	1,400	38,150
#KB Home	2,200	32,648
*Kenneth Cole Productions, Inc. Class A	500	6,820
*Knology, Inc.	1,600	23,408
*Kohl’s Corp.	4,453	226,123
*Krispy Kreme Doughnuts, Inc.	2,500	16,375
*K-Swiss, Inc. Class A	1,400	16,100
*Lakeland Industries, Inc.	300	2,661
*Lamar Advertising Co. Class A	300	11,052
#*La-Z-Boy, Inc.	2,400	19,968
*Leapfrog Enterprises, Inc.	700	2,702
Learning Tree International, Inc.	700	6,076
*Lee Enterprises, Inc.	1,700	4,896
Leggett & Platt, Inc.	6,677	150,433
#Lennar Corp. Class A	9,100	176,176
Lennar Corp. Class B Voting	1,400	22,218
*Libbey, Inc.	700	10,689
#*Liberty Global, Inc. Class A	2,200	89,232
#*Liberty Global, Inc. Class C	2,200	84,194
*Liberty Media Corp. Capital Class A	2,800	183,848
*Liberty Media Corp. Interactive Class A	21,072	333,780
*Liberty Media-Starz Corp. Series A	2,430	162,008
*Life Time Fitness, Inc.	1,400	55,832
*Lifetime Brands, Inc.	600	7,278
Limited Brands, Inc.	4,900	143,276
#Lincoln Educational Services Corp.	1,200	18,120
Lithia Motors, Inc.	1,200	16,200
#*Liz Claiborne, Inc.	2,450	12,103
*LKQ Corp.	4,600	111,136
*LodgeNet Interactive Corp.	800	2,752
Lowe’s Cos., Inc.	28,213	699,682
*Luby’s, Inc.	1,250	7,212
*M/I Homes, Inc.	900	13,194
Mac-Gray Corp.	700	10,311
Macy’s, Inc.	10,000	231,500
*Madison Square Garden, Inc.	325	8,196
*Maidenform Brands, Inc.	900	23,166
Marcus Corp.	1,100	13,035
#*Marine Products Corp.	1,727	12,434
*MarineMax, Inc.	1,104	9,980
#Marriott International, Inc. Class A	303	11,965
#*Martha Stewart Living Omnimedia, Inc. Class A	1,300	5,031
Mattel, Inc.	1,100	26,048
Matthews International Corp. Class A	1,500	53,160
#*McClatchy Co. (The)	3,000	15,300
McGraw-Hill Cos., Inc.	840	32,743
MDC Holdings, Inc.	1,600	49,456
*Media General, Inc. Class A	1,200	6,024
*Mediacom Communications Corp. Class A	700	6,136
Men’s Wearhouse, Inc. (The)	2,900	76,009
#Meredith Corp.	1,300	43,810
*Meritage Homes Corp.	1,800	41,328
*Midas, Inc.	400	2,844
*Modine Manufacturing Co.	2,200	36,300

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Mohawk Industries, Inc.	1,700	$94,435
#Monro Muffler Brake, Inc.	1,350	44,658
*Morgans Hotel Group Co.	1,400	12,649
#Morningstar, Inc.	1,258	67,202
*Motorcar Parts of America, Inc.	600	8,640
*Movado Group, Inc.	1,000	14,410
*Nathan’s Famous, Inc.	200	3,232
National CineMedia, Inc.	2,011	35,474
*Nautilus, Inc.	600	1,464
*Navarre Corp.	600	1,278
#*Netflix, Inc.	500	107,040
*New York & Co., Inc.	2,300	12,857
#*New York Times Co. Class A (The)	4,400	44,484
#Newell Rubbermaid, Inc.	6,065	116,751
News Corp. Class A	31,369	471,162
News Corp. Class B	7,500	124,350
#*Nexstar Broadcasting Group, Inc.	200	982
NIKE, Inc. Class B	1,104	91,058
Nordstrom, Inc.	750	30,885
#Nutri/System, Inc.	625	11,850
#*NVR, Inc.	100	76,500
#*O’Charley’s, Inc.	1,000	6,920
*Office Depot, Inc.	7,300	38,325
*OfficeMax, Inc.	3,700	59,459
Omnicom Group, Inc.	900	40,392
*Orbitz Worldwide, Inc.	2,505	12,851
#*O’Reilly Automotive, Inc.	2,750	156,282
*Orient-Express Hotels, Ltd.	5,600	68,096
Outdoor Channel Holdings, Inc.	800	6,400
*Overstock.com, Inc.	600	8,952
Oxford Industries, Inc.	1,000	23,670
*Pacific Sunwear of California, Inc.	3,600	15,336
*Panera Bread Co. Class A	400	38,224
*Papa John’s International, Inc.	900	25,830
#*Peet’s Coffee & Tea, Inc.	500	19,080
*Penske Automotive Group, Inc.	3,596	60,772
Pep Boys-Manny, Moe & Jack (The)	2,600	36,244
*Perry Ellis International, Inc.	200	5,630
#PetMed Express, Inc.	483	7,288
PetSmart, Inc.	1,000	40,240
*Phillips-Van Heusen Corp.	2,500	145,925
#*Pier 1 Imports, Inc.	5,000	46,850
#Polaris Industries, Inc.	500	38,460
Polo Ralph Lauren Corp.	300	32,154
Pool Corp.	1,000	24,380
*Pre-Paid Legal Services, Inc.	200	13,168
*Priceline.com, Inc.	200	85,704
Primedia, Inc.	2,500	13,175
*Princeton Review, Inc.	400	446
#*Pulte Group, Inc.	10,522	83,019
*Quiksilver, Inc.	1,500	6,705
*Radio One, Inc.	700	875
RadioShack Corp.	2,800	42,420
*RC2 Corp.	1,222	24,831
*Red Lion Hotels Corp.	900	6,903
*Red Robin Gourmet Burgers, Inc.	800	16,512
#Regal Entertainment Group	1,700	20,672
Regis Corp.	1,800	30,168
#Rent-A-Center, Inc.	3,800	113,012
*Rentrak Corp.	100	2,744
*Retail Ventures, Inc.	3,000	45,240

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
RG Barry Corp.	500	$5,290
Ross Stores, Inc.	650	42,380
*Royal Caribbean Cruises, Ltd.	7,671	344,428
*Ruby Tuesday, Inc.	3,000	40,440
*Ruth’s Hospitality Group, Inc.	1,263	5,886
#Ryland Group, Inc. (The)	2,500	44,500
*Saks, Inc.	8,000	93,760
*Sally Beauty Holdings, Inc.	4,200	55,272
Scholastic Corp.	500	14,865
Scripps Networks Interactive, Inc.	450	20,925
#*Sealy Corp.	4,400	11,660
#*Sears Holdings Corp.	2,300	173,351
Service Corp. International	10,712	92,873
Shiloh Industries, Inc.	800	10,336
*Shoe Carnival, Inc.	800	19,800
#*Shutterfly, Inc.	1,000	33,290
*Signet Jewelers, Ltd. ADR	4,000	169,920
Sinclair Broadcast Group, Inc. Class A	500	4,385
*Skechers U.S.A., Inc. Class A	1,700	34,969
Skyline Corp.	400	8,036
*Smith & Wesson Holding Corp.	900	3,195
Snap-On, Inc.	2,300	130,249
#Sonic Automotive, Inc.	2,100	26,145
*Sonic Corp.	500	4,795
#Sotheby’s Class A	2,000	80,600
#Speedway Motorsports, Inc.	2,200	31,856
Stage Stores, Inc.	800	12,400
Standard Motor Products, Inc.	800	9,688
*Standard Pacific Corp.	5,100	22,440
Stanley Black & Decker, Inc.	3,647	265,064
*Stanley Furniture, Inc.	661	2,743
Staples, Inc.	7,350	163,978
Starbucks Corp.	3,100	97,743
Starwood Hotels & Resorts Worldwide, Inc.	700	41,279
Stein Mart, Inc.	516	4,043
*Steinway Musical Instruments, Inc.	600	11,466
*Steven Madden, Ltd.	1,200	45,804
Stewart Enterprises, Inc.	2,700	17,226
*Stoneridge, Inc.	768	11,328
Sturm Ruger & Co., Inc.	1,000	14,910
Superior Industries International, Inc.	1,600	32,000
*Systemax, Inc.	1,300	17,758
#*Talbots, Inc.	249	1,360
Target Corp.	6,040	331,173
#*Tempur-Pedic International, Inc.	1,107	48,309
*Tenneco, Inc.	1,672	69,104
#*Texas Roadhouse, Inc.	4,256	70,735
Thor Industries, Inc.	2,000	74,320
Tiffany & Co.	1,000	58,130
*Timberland Co. Class A	2,400	64,152
Time Warner Cable, Inc.	5,428	368,181
Time Warner, Inc.	20,400	641,580
TJX Cos., Inc. (The)	900	42,651
*Toll Brothers, Inc.	9,870	199,769
*Town Sports International Holdings, Inc.	600	2,478
Tractor Supply Co.	1,000	51,310
*True Religion Apparel, Inc.	600	12,330
*TRW Automotive Holdings Corp.	2,850	170,031
#*Tuesday Morning Corp.	1,700	8,415
Tupperware Corp.	750	34,312
*Ulta Salon Cosmetics & Fragrance, Inc.	2,600	96,304

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Under Armour, Inc. Class A	1,300	$77,818
*Unifi, Inc.	1,100	18,293
*Universal Electronics, Inc.	700	18,431
Universal Technical Institute, Inc.	700	12,775
*Urban Outfitters, Inc.	1,400	47,348
*US Auto Parts Network, Inc.	1,256	10,425
#V.F. Corp.	1,900	157,168
#*Vail Resorts, Inc.	1,900	91,295
*Valassis Communications, Inc.	1,500	45,510
*Valuevision Media, Inc. Class A	1,400	8,666
#Viacom, Inc. Class A	200	9,528
Viacom, Inc. Class B	4,957	205,963
*Vitamin Shoppe, Inc.	1,400	44,422
Volcom, Inc.	800	13,280
*WABCO Holdings, Inc.	2,100	122,640
Walt Disney Co. (The)	36,747	1,428,356
*Warnaco Group, Inc.	1,700	86,836
*Warner Music Group Corp.	2,500	13,075
#Washington Post Co. Class B	500	214,175
#Weight Watchers International, Inc.	1,700	65,960
Wendy’s/Arby’s Group, Inc.	21,258	102,676
#*West Marine, Inc.	1,300	16,627
*Wet Seal, Inc. (The)	5,000	17,100
#Whirlpool Corp.	2,000	171,000
Wiley (John) & Sons, Inc. Class A	1,300	59,735
Williams-Sonoma, Inc.	2,574	82,883
#*Winnebago Industries, Inc.	517	7,703
Wolverine World Wide, Inc.	1,500	47,775
World Wrestling Entertainment, Inc.	500	6,025
Wyndham Worldwide Corp.	6,200	174,406
Yum! Brands, Inc.	1,200	56,112
#*Zale Corp.	200	934
*Zumiez, Inc.	1,507	34,993

Total Consumer Discretionary		23,405,321

Consumer Staples — (3.8%)
Alberto-Culver Co.	601	22,387
#Alico, Inc.	200	5,022
Andersons, Inc. (The)	1,000	38,780
Avon Products, Inc.	1,300	36,803
B&G Foods, Inc.	2,800	37,604
*BJ’s Wholesale Club, Inc.	1,420	62,395
Bunge, Ltd.	1,400	95,298
Calavo Growers, Inc.	800	18,464
Cal-Maine Foods, Inc.	900	25,524
#Campbell Soup Co.	1,000	34,140
Casey’s General Stores, Inc.	1,880	79,881
*Central Garden & Pet Co.	800	7,768
#*Chiquita Brands International, Inc.	1,900	29,298
#Clorox Co.	800	50,312
Coca-Cola Bottling Co.	216	11,668
Coca-Cola Enterprises, Inc.	2,300	57,868
Colgate-Palmolive Co.	800	61,416
ConAgra, Inc.	3,100	69,223
Corn Products International, Inc.	4,478	206,570
Costco Wholesale Corp.	3,727	267,748
CVS Caremark Corp.	28,000	957,600
*Darling International, Inc.	4,500	60,975
Del Monte Foods Co.	10,173	192,880
#Diamond Foods, Inc.	1,200	59,724
Dr. Pepper Snapple Group, Inc.	1,800	63,774

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Elizabeth Arden, Inc.	1,503	$38,462
*Energizer Holdings, Inc.	1,200	87,288
Estee Lauder Cos., Inc.	300	24,150
Farmer Brothers Co.	900	11,673
Flowers Foods, Inc.	1,600	40,368
Fresh Del Monte Produce, Inc.	2,163	57,211
General Mills, Inc.	2,000	69,560
*Green Mountain Coffee, Inc.	1,050	35,259
H.J. Heinz Co.	700	33,250
*Hain Celestial Group, Inc.	1,500	39,945
*Hansen Natural Corp.	400	22,656
*Heckmann Corp.	4,276	20,653
Herbalife, Ltd.	545	35,605
Hershey Co. (The)	800	37,352
#Hormel Foods Corp.	900	44,460
Imperial Sugar Co.	581	6,960
Ingles Markets, Inc.	700	13,559
Inter Parfums, Inc.	1,400	24,976
J & J Snack Foods Corp.	1,100	46,717
J.M. Smucker Co.	2,750	170,940
#*John B. Sanfilippo & Son, Inc.	200	2,272
Kellogg Co.	1,000	50,300
Kimberly-Clark Corp.	1,126	72,886
Kraft Foods, Inc.	22,600	690,882
#Kroger Co. (The)	2,500	53,500
#Lancaster Colony Corp.	600	33,342
*Lifeway Foods, Inc.	300	2,757
*Mannatech, Inc.	400	712
McCormick & Co., Inc. Non-Voting	400	17,680
Mead Johnson Nutrition Co.	1,083	62,782
#*Medifast, Inc.	400	9,568
Nash-Finch Co.	700	26,369
National Beverage Corp.	1,534	20,632
Nu Skin Enterprises, Inc. Class A	900	27,072
*Nutraceutical International Corp.	500	6,935
Oil-Dri Corp. of America	300	5,724
*Omega Protein Corp.	1,100	8,976
*Overhill Farms, Inc.	400	2,384
*Pantry, Inc.	1,100	18,337
PepsiCo, Inc.	3,811	245,085
*Physicians Formula Holdings, Inc.	364	1,401
*Prestige Brands Holdings, Inc.	2,800	30,912
PriceSmart, Inc.	1,400	51,086
Procter & Gamble Co. (The)	4,730	298,605
*Ralcorp Holdings, Inc.	3,258	199,390
*Reddy Ice Holdings, Inc.	800	2,784
*Revlon, Inc.	433	4,217
Ruddick Corp.	2,350	79,195
#Safeway, Inc.	3,959	81,912
#Sanderson Farms, Inc.	1,000	41,110
#Sara Lee Corp.	2,800	47,516
Schiff Nutrition International, Inc.	1,000	7,420
*Smart Balance, Inc.	3,454	13,833
*Smithfield Foods, Inc.	8,532	169,872
Snyders-Lance, Inc.	1,800	37,332
Spartan Stores, Inc.	1,210	17,533
#SUPERVALU, Inc.	4,000	29,160
*Susser Holdings Corp.	900	12,978
Sysco Corp.	1,200	34,968
Tasty Baking Co.	300	1,095
#Tootsie Roll Industries, Inc.	1,826	50,507

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
#*TreeHouse Foods, Inc.	1,700	$81,345
#Tyson Foods, Inc. Class A	6,100	100,345
*United Natural Foods, Inc.	1,100	40,700
*USANA Health Sciences, Inc.	400	15,168
Walgreen Co.	8,000	323,520
WD-40 Co.	800	31,496
Weis Markets, Inc.	1,352	53,445
#*Whole Foods Market, Inc.	200	10,342
*Winn-Dixie Stores, Inc.	900	5,742

Total Consumer Staples		6,647,290

Energy — (12.5%)
*Allis-Chalmers Energy, Inc.	3,055	23,157
#Alon USA Energy, Inc.	1,500	11,715
*Alpha Natural Resources, Inc.	2,752	147,865
Anadarko Petroleum Corp.	6,875	529,925
Apache Corp.	3,500	417,760
*Approach Resources, Inc.	1,100	29,337
Arch Coal, Inc.	4,500	154,125
*Atlas Energy, Inc.	3,850	170,555
*ATP Oil & Gas Corp.	2,400	40,704
*Atwood Oceanics, Inc.	2,400	97,008
Baker Hughes, Inc.	2,500	171,275
*Basic Energy Services, Inc.	300	5,478
#Berry Petroleum Corp. Class A	1,800	84,006
#*Bill Barrett Corp.	2,669	109,376
*Bolt Technology Corp.	300	4,266
#*BPZ Resources, Inc.	2,600	14,950
*Brigham Exploration Co.	1,800	53,298
*Bristow Group, Inc.	1,800	92,682
*Bronco Drilling Co., Inc.	1,500	10,380
#Cabot Oil & Gas Corp.	2,800	116,564
*Cal Dive International, Inc.	3,400	20,876
*Callon Petroleum Co.	700	6,097
*Cameron International Corp.	2,085	111,131
#CARBO Ceramics, Inc.	600	69,096
*Carrizo Oil & Gas, Inc.	1,200	40,620
*Cheniere Energy, Inc.	1,500	10,965
Chesapeake Energy Corp.	9,900	292,347
Chevron Corp.	32,780	3,111,805
Cimarex Energy Co.	2,142	223,046
*Clayton Williams Energy, Inc.	700	62,055
*Complete Production Services, Inc.	3,700	103,378
#*Comstock Resources, Inc.	1,700	47,090
*Concho Resources, Inc.	2,100	202,125
ConocoPhillips	25,562	1,826,661
Consol Energy, Inc.	1,100	54,670
*Contango Oil & Gas Co.	800	46,400
*Continental Resources, Inc.	400	25,684
*CREDO Petroleum Corp.	200	2,282
*Crimson Exploration, Inc.	1,900	8,075
Crosstex Energy, Inc.	2,700	22,842
*CVR Energy, Inc.	4,100	71,012
*Dawson Geophysical Co.	500	16,905
Delek US Holdings, Inc.	2,000	16,660
*Denbury Resources, Inc.	13,263	269,902
Devon Energy Corp.	1,300	115,297
DHT Holdings, Inc.	1,900	9,671
#Diamond Offshore Drilling, Inc.	1,178	84,474
*Dresser-Rand Group, Inc.	2,000	91,920
*Dril-Quip, Inc.	1,100	84,832

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
El Paso Corp.	6,400	$101,632
*Energy Partners, Ltd.	2,200	35,398
*ENGlobal Corp.	900	4,059
EOG Resources, Inc.	2,736	291,083
*Evolution Petroleum Corp.	900	6,633
EXCO Resources, Inc.	1,950	39,156
#*Exterran Holdings, Inc.	3,361	83,386
#Exxon Mobil Corp.	32,151	2,593,943
*FMC Technologies, Inc.	1,000	94,000
#*Forest Oil Corp.	1,000	38,800
*Frontier Oil Corp.	5,546	115,357
General Maritime Corp.	3,304	10,110
*Geokinetics, Inc.	900	7,659
*GeoResources, Inc.	1,100	30,404
*Global Industries, Ltd.	900	7,214
#*GMX Resources, Inc.	1,300	6,786
#*Goodrich Petroleum Corp.	200	4,244
*Green Plains Renewable Energy, Inc.	2,000	22,300
Gulf Island Fabrication, Inc.	800	21,664
*Gulfmark Offshore, Inc.	1,350	51,908
*Gulfport Energy Corp.	1,200	28,728
Halliburton Co.	4,100	184,500
*Harvest Natural Resources, Inc.	2,100	23,352
*Helix Energy Solutions Group, Inc.	4,100	50,840
Helmerich & Payne, Inc.	2,400	140,952
Hess Corp.	3,712	312,253
Holly Corp.	3,087	151,479
#*Hornbeck Offshore Services, Inc.	1,200	28,488
*International Coal Group, Inc.	11,000	101,750
#*ION Geophysical Corp.	4,800	45,648
#*James River Coal Co.	400	8,994
*Key Energy Services, Inc.	6,000	79,860
*Kodiak Oil & Gas Corp.	2,700	17,145
Lufkin Industries, Inc.	1,250	83,400
Marathon Oil Corp.	10,745	491,046
Massey Energy Co.	3,000	188,580
*Matrix Service Co.	1,400	15,764
*McMoran Exploration Co.	56	876
*Mitcham Industries, Inc.	500	5,505
Murphy Oil Corp.	2,895	191,938
*Nabors Industries, Ltd.	10,100	246,440
National-Oilwell, Inc.	7,617	562,896
*Natural Gas Services Group, Inc.	700	12,502
*Newfield Exploration Co.	3,400	248,778
*Newpark Resources, Inc.	2,200	13,156
Noble Energy, Inc.	3,157	287,603
*Northern Oil & Gas, Inc.	1,100	30,327
Occidental Petroleum Corp.	6,900	667,092
*Oceaneering International, Inc.	1,100	84,953
#*Oil States International, Inc.	2,300	155,848
#Overseas Shipholding Group, Inc.	1,400	46,536
*OYO Geospace Corp.	300	28,749
Panhandle Oil & Gas, Inc.	200	5,350
*Parker Drilling Co.	5,100	22,134
#*Patriot Coal Corp.	4,600	120,382
#Patterson-UTI Energy, Inc.	6,255	145,992
Peabody Energy Corp.	1,400	88,788
Penn Virginia Corp.	1,200	20,856
#*Petrohawk Energy Corp.	7,400	148,370
*Petroleum Development Corp.	1,000	45,510
*PetroQuest Energy, Inc.	2,500	19,600

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*PHI, Inc. Non-Voting	600	$12,372
*Pioneer Drilling Co.	2,600	23,036
Pioneer Natural Resources Co.	3,805	362,084
*Plains Exploration & Production Co.	4,084	144,574
*Pride International, Inc.	6,200	201,500
QEP Resources, Inc.	1,200	48,768
*Quicksilver Resources, Inc.	4,702	70,577
Range Resources Corp.	3,700	184,519
*Rex Energy Corp.	2,200	26,477
*Rosetta Resources, Inc.	3,000	119,850
*Rowan Cos., Inc.	4,456	152,752
#RPC, Inc.	5,550	97,569
#*SandRidge Energy, Inc.	7,099	52,817
SEACOR Holdings, Inc.	1,200	126,828
#*Seahawk Drilling, Inc.	233	1,618
Ship Finance International, Ltd.	4,657	93,187
#SM Energy Co.	3,100	192,696
Southern Union Co.	2,300	61,456
*Southwestern Energy Co.	778	30,731
Spectra Energy Corp.	3,100	81,313
#*Stone Energy Corp.	700	16,275
Sunoco, Inc.	4,316	183,214
*Superior Energy Services, Inc.	3,000	105,360
*Swift Energy Corp.	1,600	68,256
*Teekay Corp.	4,288	145,192
*Tesoro Petroleum Corp.	8,160	157,080
*Tetra Technologies, Inc.	3,600	40,860
*TGC Industries, Inc.	578	2,653
Tidewater, Inc.	2,000	118,980
#*Toreador Resources Corp.	500	7,940
#*Trico Marine Services, Inc.	900	99
*Union Drilling, Inc.	1,200	8,760
*Unit Corp.	2,250	115,200
#*Uranium Energy Corp.	1,400	7,322
#*USEC, Inc.	4,600	25,530
*VAALCO Energy, Inc.	3,000	21,840
Valero Energy Corp.	10,000	253,600
*Venoco, Inc.	1,800	37,548
W&T Offshore, Inc.	1,600	32,560
*Warren Resources, Inc.	3,900	21,762
*Western Refining, Inc.	4,300	52,374
*Westmoreland Coal Co.	100	1,360
*Whiting Petroleum Corp.	1,800	227,304
Williams Cos., Inc. (The)	2,800	75,572
World Fuel Services Corp.	2,949	110,705

Total Energy		21,973,110

Financials — (17.2%)
1st Source Corp.	1,300	24,505
Abington Bancorp, Inc.	1,000	12,420
Advance America Cash Advance Centers, Inc.	2,000	12,240
*Affiliated Managers Group, Inc.	1,100	112,013
*Affirmative Insurance Holdings, Inc.	500	1,250
Aflac, Inc.	4,100	236,078
*Allegheny Corp.	510	157,478
*Allied World Assurance Co. Holdings, Ltd.	1,366	82,411
Allstate Corp. (The)	7,474	232,740
Alterra Capital Holdings, Ltd.	2,219	47,819
*Altisource Portfolio Solutions SA	556	16,113
*American Capital, Ltd.	20,375	166,464
American Equity Investment Life Holding Co.	3,155	40,005

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
American Express Co.	5,000	$216,900
American Financial Group, Inc.	5,100	165,903
American National Insurance Co.	800	66,704
*American Safety Insurance Holdings, Ltd.	600	12,036
Ameriprise Financial, Inc.	4,481	276,254
*Ameris Bancorp	1,313	12,513
*AMERISAFE, Inc.	1,010	17,988
AmTrust Financial Services, Inc.	500	9,255
AON Corp.	2,964	135,573
*Arch Capital Group, Ltd.	1,874	165,381
Argo Group International Holdings, Ltd.	1,700	60,554
#Arrow Financial Corp.	637	14,447
Aspen Insurance Holdings, Ltd.	3,821	114,821
#*Asset Acceptance Capital Corp.	1,500	9,090
#Associated Banc-Corp.	7,691	107,520
Assurant, Inc.	3,863	151,546
Assured Guaranty, Ltd.	2,800	40,488
Asta Funding, Inc.	700	5,373
#Astoria Financial Corp.	4,800	68,352
*Avatar Holdings, Inc.	600	11,982
Axis Capital Holdings, Ltd.	4,404	156,694
*B of I Holding, Inc.	400	6,044
Baldwin & Lyons, Inc. Class B	700	15,729
BancFirst Corp.	300	12,168
*Bancorp, Inc.	1,100	10,340
#BancorpSouth, Inc.	2,849	44,558
*BancTrust Financial Group, Inc.	400	1,116
Bank Mutual Corp.	1,300	5,759
Bank of America Corp.	154,399	2,119,898
#Bank of Hawaii Corp.	1,300	60,931
#Bank of New York Mellon Corp. (The)	19,100	596,493
Bank of the Ozarks, Inc.	900	38,817
BankFinancial Corp.	1,124	10,251
Banner Corp.	400	944
#BB&T Corp.	9,700	268,108
*Beneficial Mutual Bancorp, Inc.	4,400	38,852
Berkshire Hills Bancorp, Inc.	800	16,992
BGC Partners, Inc. Class A	1,400	11,340
BlackRock, Inc.	600	118,812
BOK Financial Corp.	3,450	178,296
Boston Private Financial Holdings, Inc.	3,400	22,814
Brookline Bancorp, Inc.	3,300	35,739
Brown & Brown, Inc.	3,525	87,279
Bryn Mawr Bank Corp.	100	1,798
*Cape Bancorp, Inc.	300	3,024
Capital City Bank Group, Inc.	900	11,385
Capital One Financial Corp.	7,100	341,936
Capital Southwest Corp.	100	9,755
CapitalSource, Inc.	3,088	23,839
*Capitol Federal Financial, Inc.	1,584	19,309
Cardinal Financial Corp.	1,600	17,600
Cash America International, Inc.	500	20,115
Cathay General Bancorp	1,300	22,503
*CB Richard Ellis Group, Inc.	2,400	53,256
Center Bancorp, Inc.	580	5,220
*Center Financial Corp.	2,200	16,170
#Charles Schwab Corp. (The)	5,528	99,780
Chemical Financial Corp.	1,400	29,064
#Chubb Corp.	4,800	278,064
#Cincinnati Financial Corp.	2,700	86,508
*Citigroup, Inc.	96,759	466,378

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Citizens, Inc.	2,000	$14,260
#City Holding Co.	800	27,840
#City National Corp.	3,100	179,149
Clifton Savings Bancorp, Inc.	1,400	16,002
CME Group, Inc.	800	246,848
*CNA Financial Corp.	7,512	201,847
*CNA Surety Corp.	1,567	37,655
*CNO Financial Group, Inc.	5,000	31,650
#CoBiz Financial, Inc.	2,065	13,175
#Cohen & Steers, Inc.	1,862	52,713
#Columbia Banking System, Inc.	2,100	42,210
#Comerica, Inc.	4,003	152,915
#Commerce Bancshares, Inc.	1,540	63,340
#Community Bank System, Inc.	1,500	37,920
Community Trust Bancorp, Inc.	300	8,673
*CompuCredit Holdings Corp.	2,184	13,191
Consolidated-Tokoma Land Co.	100	2,885
*Cowen Group, Inc.	400	1,812
*Credit Acceptance Corp.	1,200	67,860
*Crescent Financial Corp.	100	229
Cullen Frost Bankers, Inc.	1,400	80,892
#CVB Financial Corp.	4,200	34,776
#Danvers Bancorp, Inc.	1,100	23,716
#Delphi Financial Group, Inc. Class A	2,000	57,560
Dime Community Bancshares, Inc.	1,315	19,830
Discover Financial Services	14,500	298,555
#*Dollar Financial Corp.	1,000	30,630
Donegal Group, Inc. Class A	900	11,655
*Doral Financial Corp.	1,200	1,488
Duff & Phelps Corp.	800	13,568
*E*Trade Financial Corp.	2,819	46,683
#East West Bancorp, Inc.	4,680	101,603
Eastern Insurance Holdings, Inc.	255	3,312
#Eaton Vance Corp.	200	6,060
#*eHealth, Inc.	1,400	16,940
#EMC Insurance Group, Inc.	200	4,494
Employers Holdings, Inc.	2,100	35,259
*Encore Bancshares, Inc.	100	1,158
*Encore Capital Group, Inc.	1,100	25,025
Endurance Specialty Holdings, Ltd.	2,650	123,199
*Enstar Group, Ltd.	700	57,939
Enterprise Financial Services Corp.	800	10,384
Epoch Holding Corp.	600	8,916
Erie Indemnity Co.	1,300	86,346
ESSA Bancorp, Inc.	500	6,315
#Evercore Partners, Inc. Class A	400	12,920
Everest Re Group, Ltd.	1,100	92,708
*EzCorp, Inc.	1,900	51,110
#F.N.B. Corp.	2,404	24,280
FBL Financial Group, Inc. Class A	1,600	44,496
Federal Agricultural Mortgage Corp.	500	7,720
#Federated Investors, Inc. Class B	2,100	56,868
#Fidelity National Financial, Inc.	6,300	84,735
#*Fidelity Southern Corp.	609	5,140
Fifth Third Bancorp	14,000	208,180
Financial Institutions, Inc.	600	11,598
*First Acceptance Corp.	900	1,656
First American Financial Corp.	1,858	28,818
First Bancorp	900	13,527
First Busey Corp.	424	2,086
*First Cash Financial Services, Inc.	1,400	46,186

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
First Commonwealth Financial Corp.	5,820	$37,423
First Community Bancshares, Inc.	1,000	13,450
*First Defiance Financial Corp.	400	5,236
First Financial Bancorp	3,200	54,080
#First Financial Bankshares, Inc.	1,100	54,252
First Financial Corp.	776	24,467
First Financial Holdings, Inc.	1,000	10,360
First Financial Northwest, Inc.	600	2,820
*First Horizon National Corp.	6,801	77,055
*First Marblehead Corp. (The)	300	660
First Merchants Corp.	1,430	12,956
First Mercury Financial Corp.	800	13,160
First Midwest Bancorp, Inc.	3,500	40,915
#First Niagara Financial Group, Inc.	12,545	174,125
*First Place Financial Corp.	300	852
*First Security Group, Inc.	200	190
First South Bancorp, Inc.	100	580
*FirstCity Financial Corp.	100	776
FirstMerit Corp.	4,436	81,268
Flagstone Reinsurance Holdings SA	3,606	44,210
Flushing Financial Corp.	1,400	19,950
#*Forest City Enterprises, Inc. Class A	5,323	90,012
*Forestar Group, Inc.	605	11,289
Franklin Resources, Inc.	400	48,260
Fulton Financial Corp.	6,496	67,039
Gallagher (Arthur J.) & Co.	900	26,712
GAMCO Investors, Inc.	300	13,344
*Genworth Financial, Inc.	11,459	155,499
German American Bancorp, Inc.	604	10,340
GFI Group, Inc.	6,000	30,720
Glacier Bancorp, Inc.	2,000	28,220
*Global Indemnity P.L.C.	435	8,663
Goldman Sachs Group, Inc. (The)	5,852	957,504
#Great Southern Bancorp, Inc.	739	16,184
#*Greene Bancshares, Inc.	702	2,211
#Greenhill & Co., Inc.	500	34,710
*Greenlight Capital Re, Ltd.	1,500	42,405
#*Grubb & Ellis Co.	500	575
*Guaranty Bancorp	1,300	1,911
*Hallmark Financial Services, Inc.	1,100	9,339
#Hancock Holding Co.	1,001	32,833
*Hanmi Financial Corp.	1,100	1,447
#Hanover Insurance Group, Inc.	1,400	66,220
Harleysville Group, Inc.	1,400	49,462
#*Harris & Harris Group, Inc.	1,500	7,635
Hartford Financial Services Group, Inc.	7,462	207,294
HCC Insurance Holdings, Inc.	3,800	115,064
Heartland Financial USA, Inc.	984	16,639
#*Heritage Commerce Corp.	200	916
*HFF, Inc.	200	2,522
*Hilltop Holdings, Inc.	2,000	19,620
*Home Bancorp, Inc.	500	6,900
Home Bancshares, Inc.	1,140	23,324
Home Federal Bancorp, Inc.	754	8,083
Horace Mann Educators Corp.	1,500	25,920
Hudson City Bancorp, Inc.	9,300	102,114
Huntington Bancshares, Inc.	2,000	14,480
IBERIABANK Corp.	1,600	90,752
Independence Holding Co.	300	2,367
#Independent Bank Corp. (453836108)	1,000	27,180
#*Independent Bank Corp. (453838609)	40	123

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Interactive Brokers Group, Inc.	1,875	$30,319
*IntercontinentalExchange, Inc.	200	24,098
*International Assets Holding Corp.	910	21,294
International Bancshares Corp.	1,606	30,466
*Internet Capital Group, Inc.	2,000	24,360
*Intervest Bancshares Corp.	200	526
Invesco, Ltd.	4,635	114,670
*Investment Technology Group, Inc.	1,400	25,802
*Investors Bancorp, Inc.	4,524	60,260
#*Janus Capital Group, Inc.	5,400	69,714
#Jefferies Group, Inc.	4,100	102,541
JMP Group, Inc.	700	5,243
Jones Lang LaSalle, Inc.	1,200	106,368
JPMorgan Chase & Co.	49,700	2,233,518
Kaiser Federal Financial Group, Inc.	287	3,427
KBW, Inc.	1,951	52,189
Kearny Financial Corp.	1,083	10,094
KeyCorp	19,380	172,482
Lakeland Bancorp, Inc.	1,355	13,035
Lakeland Financial Corp.	300	6,174
Legacy Bancorp, Inc.	400	5,200
Legg Mason, Inc.	5,347	177,146
#Leucadia National Corp.	4,400	143,088
#Life Partners Holdings, Inc.	1,000	10,320
Lincoln National Corp.	11,230	323,873
Loews Corp.	700	28,035
*Louisiana Bancorp, Inc.	100	1,475
M&T Bank Corp.	3,500	302,645
*Macatawa Bank Corp.	700	3,010
Maiden Holdings, Ltd.	200	1,600
MainSource Financial Group, Inc.	1,020	9,267
*Markel Corp.	450	181,125
MarketAxess Holdings, Inc.	1,800	36,234
*Marlin Business Services Corp.	300	3,918
Marsh & McLennan Cos., Inc.	4,900	136,612
Marshall & Ilsley Corp.	13,358	93,372
*Maui Land & Pineapple Co., Inc.	200	970
#MB Financial, Inc.	2,000	39,320
#*MBIA, Inc.	10,800	115,560
MCG Capital Corp.	4,100	27,880
Meadowbrook Insurance Group, Inc.	897	8,513
Medallion Financial Corp.	580	4,541
Mercantile Bank Corp.	225	2,054
Mercer Insurance Group, Inc.	300	8,415
Mercury General Corp.	3,100	131,595
*Meridian Interstate Bancorp, Inc.	400	4,880
MetLife, Inc.	5,005	229,079
*MF Global Holdings, Ltd.	1,800	14,904
#*MGIC Investment Corp.	7,800	65,442
Montpelier Re Holdings, Ltd.	3,600	71,460
Moody’s Corp.	1,300	38,181
Morgan Stanley	12,900	379,260
*MSCI, Inc.	500	17,115
*Nara Bancorp, Inc.	2,000	19,520
*NASDAQ OMX Group, Inc. (The)	2,700	66,096
*National Financial Partners Corp.	2,400	30,432
National Interstate Corp.	910	19,128
National Penn Bancshares, Inc.	7,600	62,016
*Navigators Group, Inc. (The)	1,000	48,940
#NBT Bancorp, Inc.	1,894	43,903
Nelnet, Inc. Class A	2,000	44,840

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
New Westfield Financial, Inc.	1,700	$14,416
#New York Community Bancorp, Inc.	4,500	82,440
NewAlliance Bancshares, Inc.	5,300	79,235
*NewBridge Bancorp	300	1,527
#*NewStar Financial, Inc.	2,800	27,132
Northeast Community Bancorp, Inc.	436	2,721
#Northern Trust Corp.	639	33,215
#Northfield Bancorp, Inc.	1,600	20,752
Northwest Bancshares, Inc.	4,725	55,353
NYSE Euronext, Inc.	6,200	197,222
#*Ocwen Financial Corp.	4,200	42,420
Old National Bancorp	4,900	52,577
#Old Republic International Corp.	6,930	84,754
#Old Second Bancorp, Inc.	700	1,099
OneBeacon Insurance Group, Ltd.	1,150	15,813
Oppenheimer Holdings, Inc. Class A	700	18,270
optionsXpress Holdings, Inc.	1,900	28,234
Oriental Financial Group, Inc.	800	9,456
Oritani Financial Corp.	1,200	14,388
*Pacific Capital Bancorp	61	1,710
Pacific Continental Corp.	900	9,135
#PacWest Bancorp	1,600	31,568
Park National Corp.	600	39,072
PartnerRe, Ltd.	2,500	204,700
#*Penson Worldwide, Inc.	1,100	5,236
Peoples Bancorp, Inc.	600	8,154
People’s United Financial, Inc.	11,500	148,465
#*PHH Corp.	2,400	57,336
*Phoenix Cos., Inc. (The)	4,100	10,496
*PICO Holdings, Inc.	800	24,784
#*Pinnacle Financial Partners, Inc.	1,937	26,653
*Piper Jaffray Cos., Inc.	1,000	41,800
*Platinum Underwriters Holdings, Ltd.	2,159	95,428
#*PMI Group, Inc. (The)	7,500	21,825
PNC Financial Services Group, Inc.	6,800	408,000
*Popular, Inc.	9,439	30,299
#*Portfolio Recovery Associates, Inc.	1,000	72,140
Presidential Life Corp.	1,200	11,376
#Principal Financial Group, Inc.	11,431	374,594
#PrivateBancorp, Inc.	2,100	32,277
*ProAssurance Corp.	1,700	99,739
Progressive Corp.	3,631	71,930
Prosperity Bancshares, Inc.	2,435	98,496
Protective Life Corp.	2,500	68,925
Provident Financial Holdings, Inc.	600	4,650
Provident Financial Services, Inc.	3,126	45,796
Provident New York Bancorp	1,860	17,354
Prudential Financial, Inc.	6,000	369,060
Radian Group, Inc.	4,100	29,438
Raymond James Financial, Inc.	700	25,354
Regions Financial Corp.	36,800	261,280
Reinsurance Group of America, Inc.	2,573	148,102
RenaissanceRe Holdings, Ltd.	900	59,058
Renasant Corp.	1,400	21,826
Republic Bancorp, Inc. Class A	1,000	19,090
Resource America, Inc.	100	686
#RLI Corp.	1,200	64,644
Rockville Financial, Inc.	300	4,446
*Rodman & Renshaw Capital Group, Inc.	1,600	3,488
#Roma Financial Corp.	1,100	11,198
Rome Bancorp, Inc.	100	1,178

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
S&T Bancorp, Inc.	1,400	$30,590
S.Y. Bancorp, Inc.	700	17,076
*Safeguard Scientifics, Inc.	800	13,160
Safety Insurance Group, Inc.	900	42,831
Sanders Morris Harris Group, Inc.	500	3,470
Sandy Spring Bancorp, Inc.	1,410	27,072
SCBT Financial Corp.	600	18,672
SeaBright Holdings, Inc.	1,230	11,943
*Seacoast Banking Corp. of Florida	300	510
SEI Investments Co.	300	6,945
Selective Insurance Group, Inc.	2,708	48,148
Sierra Bancorp	500	5,395
*Signature Bank	1,503	78,517
Simmons First National Corp.	1,000	27,790
*SLM Corp.	6,200	89,342
Southside Bancshares, Inc.	920	19,706
#*Southwest Bancorp, Inc.	910	12,458
#*St. Joe Co. (The)	1,900	52,079
StanCorp Financial Group, Inc.	2,800	124,908
State Auto Financial Corp.	1,900	28,975
State Bancorp, Inc.	700	6,685
State Street Corp.	4,000	186,880
StellarOne Corp.	814	11,827
#Sterling Bancorp	600	5,874
Sterling Bancshares, Inc.	2,700	23,949
#Stewart Information Services Corp.	1,000	11,410
#*Stifel Financial Corp.	2,127	136,468
#Suffolk Bancorp	510	10,695
*Sun Bancorp, Inc.	992	4,107
SunTrust Banks, Inc.	8,800	267,784
#Susquehanna Bancshares, Inc.	4,200	40,152
#*SVB Financial Group	1,700	89,199
SWS Group, Inc.	700	3,276
#Synovus Financial Corp.	15,900	41,976
T. Rowe Price Group, Inc.	1,203	79,302
#*Taylor Capital Group, Inc.	600	6,162
TCF Financial Corp.	3,000	44,820
#TD Ameritrade Holding Corp.	2,054	41,943
*Tejon Ranch Co.	1,176	30,952
Territorial Bancorp, Inc.	700	13,503
*Texas Capital Bancshares, Inc.	1,100	26,829
TFS Financial Corp.	500	4,875
*Thomas Properties Group, Inc.	1,800	6,840
Tompkins Financial Corp.	620	25,265
Torchmark Corp.	2,900	180,670
#Tower Group, Inc.	2,300	59,892
#TowneBank	1,400	20,860
*TradeStation Group, Inc.	2,200	15,334
Transatlantic Holdings, Inc.	2,705	139,172
Travelers Cos., Inc. (The)	8,400	472,584
*Tree.com, Inc.	473	3,987
TriCo Bancshares	300	4,551
Trustco Bank Corp.	1,200	7,182
Trustmark Corp.	2,100	50,379
U.S. Bancorp	9,208	248,616
UMB Financial Corp.	1,456	59,186
Umpqua Holdings Corp.	4,300	47,171
Union First Market Bankshares Corp.	1,406	17,181
#United Bankshares, Inc.	600	16,920
*United Community Banks, Inc.	1,138	1,935
United Financial Bancorp, Inc.	916	14,042

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
United Fire & Casualty Co.	1,400	$28,063
*United Security Bancshares	327	1,144
Unitrin, Inc.	2,300	61,893
Universal Insurance Holdings, Inc.	1,700	9,214
Univest Corp. of Pennsylvania	1,000	17,235
Unum Group	11,300	281,822
Validus Holdings, Ltd.	1,459	44,354
#Valley National Bancorp	2,776	37,559
ViewPoint Financial Group	1,120	14,196
*Virginia Commerce Bancorp, Inc.	1,540	9,255
Waddell & Reed Financial, Inc.	300	10,836
Washington Banking Co.	887	12,108
Washington Federal, Inc.	4,460	77,113
Washington Trust Bancorp, Inc.	700	14,000
*Waterstone Financial, Inc.	500	1,350
Webster Financial Corp.	2,100	48,048
Wells Fargo & Co.	49,337	1,599,506
WesBanco, Inc.	1,400	26,390
West Bancorporation, Inc.	800	5,740
*West Coast Bancorp	264	858
Westamerica Bancorporation	1,166	58,300
#*Western Alliance Bancorp	900	6,750
Westwood Holdings Group, Inc.	200	7,130
White Mountains Insurance Group, Ltd.	400	136,000
Whitney Holding Corp.	1,600	21,296
Wilmington Trust Corp.	2,000	8,760
Wilshire Bancorp, Inc.	1,500	9,630
#Wintrust Financial Corp.	425	13,987
*World Acceptance Corp.	900	50,544
WR Berkley Corp.	4,250	120,063
Xl Group P.L.C.	100	2,292
*Yadkin Valley Financial Corp.	200	552
#Zions Bancorporation	5,143	121,272

Total Financials		30,139,652

Health Care — (3.6%)
*Abaxis, Inc.	500	13,175
#*ABIOMED, Inc.	300	2,940
*Accuray, Inc.	2,028	17,360
*Affymetrix, Inc.	2,400	11,640
*Albany Molecular Research, Inc.	600	2,994
#*Align Technology, Inc.	1,800	37,494
*Allscripts Healthcare Solutions, Inc.	3,520	74,307
*Alphatec Holdings, Inc.	2,900	6,989
*American Dental Partners, Inc.	700	8,897
AmerisourceBergen Corp.	1,400	50,204
*AMN Healthcare Services, Inc.	800	4,640
Analogic Corp.	700	35,749
*AngioDynamics, Inc.	1,100	17,815
*Animal Health International, Inc.	600	1,662
*ArthroCare Corp.	1,200	33,588
#*athenahealth, Inc.	205	8,803
#Bard (C.R.), Inc.	200	18,870
Beckman Coulter, Inc.	1,800	129,618
Becton Dickinson & Co.	1,307	108,416
*BioClinica, Inc.	600	2,694
*Bio-Rad Laboratories, Inc. Class A	1,000	108,880
*Bio-Reference Labs, Inc.	1,257	29,024
*BMP Sunstone Corp.	2,000	19,880
*Boston Scientific Corp.	36,030	251,489
*Bovie Medical Corp.	200	610

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Bruker BioSciences Corp.	1,000	$17,500
#*Caliper Life Sciences, Inc.	2,400	15,456
*Cambrex Corp.	1,300	5,928
Cantel Medical Corp.	900	19,161
#Cardinal Health, Inc.	2,900	120,379
*CardioNet, Inc.	600	2,610
*Cardiovascular Systems, Inc.	500	5,910
*CareFusion Corp.	7,997	205,763
*Catalyst Health Solutions, Inc.	100	4,340
*Celera Corp.	4,246	26,262
#*Cepheid, Inc.	674	16,014
#*Cerner Corp.	600	59,310
*Charles River Laboratories International, Inc.	3,100	118,885
*CombiMatrix Corp.	300	816
Computer Programs & Systems, Inc.	300	15,570
*CONMED Corp.	1,600	41,776
*Corvel Corp.	600	30,288
#*Covance, Inc.	1,900	107,122
*Cross Country Healthcare, Inc.	588	4,234
*CryoLife, Inc.	1,450	7,352
*Cutera, Inc.	600	4,908
*Cyberonics, Inc.	900	29,475
*Cynosure, Inc. Class A	500	5,458
#*Cytori Therapeutics, Inc.	1,500	8,220
#DENTSPLY International, Inc.	200	7,096
*DexCom, Inc.	1,627	22,949
*Dionex Corp.	400	47,192
*Edwards Lifesciences Corp.	600	50,574
*Endologix, Inc.	1,300	7,579
*eResearch Technology, Inc.	2,600	16,718
*Exactech, Inc.	500	8,345
*Express Scripts, Inc.	1,822	102,633
*Genomic Health, Inc.	300	6,681
#*Gen-Probe, Inc.	1,200	75,468
*Greatbatch, Inc.	1,300	30,615
*Haemonetics Corp.	1,400	83,076
#*Hansen Medical, Inc.	600	966
*Harvard Bioscience, Inc.	910	3,877
*HealthStream, Inc.	1,033	7,190
*Henry Schein, Inc.	2,206	144,846
Hill-Rom Holdings, Inc.	2,324	94,052
*HMS Holdings Corp.	369	23,741
*ICU Medical, Inc.	800	31,248
#*IDEXX Laboratories, Inc.	500	35,850
#*Illumina, Inc.	850	58,939
*Immucor, Inc.	800	15,816
*Insulet Corp.	330	5,620
*Integra LifeSciences Holdings Corp.	1,400	64,932
#*Intuitive Surgical, Inc.	200	64,582
Invacare Corp.	1,800	49,752
*IRIS International, Inc.	700	6,923
*Kendle International, Inc.	200	2,272
*Kensey Nash Corp.	500	12,100
*Kinetic Concepts, Inc.	3,000	138,390
#*Laboratory Corp. of America Holdings	300	26,973
Landauer, Inc.	300	17,415
*LeMaitre Vascular, Inc.	800	5,616
*Life Technologies Corp.	5,067	275,087
*Luminex Corp.	132	2,241
*Martek Biosciences Corp.	900	28,269
Masimo Corp.	1,000	29,975

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
McKesson Corp.	2,600	$195,442
*MedAssets, Inc.	650	12,760
*Medco Health Solutions, Inc.	1,900	115,938
*Medical Action Industries, Inc.	700	5,670
*Medidata Solutions, Inc.	600	14,970
MedQuist, Inc.	400	3,728
MEDTOX Scientific, Inc.	200	2,694
Medtronic, Inc.	3,100	118,792
#Meridian Bioscience, Inc.	500	10,970
*Merit Medical Systems, Inc.	1,600	23,632
#*Metabolix, Inc.	377	3,336
*Mettler Toledo International, Inc.	300	44,757
*MWI Veterinary Supply, Inc.	400	24,864
*Natus Medical, Inc.	1,386	20,873
*NuVasive, Inc.	200	5,589
*NxStage Medical, Inc.	1,400	33,656
Omnicare, Inc.	2,800	72,576
*Omnicell, Inc.	1,800	25,083
*OraSure Technologies, Inc.	1,900	12,293
*Orthovita, Inc.	1,400	2,877
Owens & Minor, Inc.	1,050	31,006
#*Palomar Medical Technologies, Inc.	900	13,374
*Parexel International Corp.	2,000	46,420
Patterson Cos., Inc.	1,800	59,508
*PDI, Inc.	700	5,652
PerkinElmer, Inc.	6,400	163,712
Pharmaceutical Products Development Service, Inc.	4,900	142,786
*Providence Service Corp.	800	11,384
#*PSS World Medical, Inc.	1,900	45,277
Quality Systems, Inc.	500	39,920
Quest Diagnostics, Inc.	1,000	56,950
#*Quidel Corp.	300	4,074
*Regeneration Technologies, Inc.	2,800	7,504
*RehabCare Group, Inc.	700	17,192
#*ResMed, Inc.	600	18,894
*Rochester Medical Corp.	500	5,342
#*Sequenom, Inc.	472	3,233
#*Sirona Dental Systems, Inc.	2,800	122,668
*Solta Medical, Inc.	2,500	6,875
*SonoSite, Inc.	588	19,733
*Spectranetics Corp.	1,700	7,820
*St. Jude Medical, Inc.	2,100	85,050
#*Staar Surgical Co.	600	3,135
#*Stereotaxis, Inc.	600	2,016
Steris Corp.	1,700	59,194
#Stryker Corp.	1,100	63,316
*SurModics, Inc.	600	7,080
*Symmetry Medical, Inc.	1,500	14,355
*Synovis Life Technologies, Inc.	600	8,991
#Techne Corp.	550	37,922
#Teleflex, Inc.	2,100	120,372
*Thermo Fisher Scientific, Inc.	7,386	422,996
*Thoratec Corp.	600	14,154
*TomoTherapy, Inc.	925	3,090
Universal American Corp.	2,900	58,551
#*Varian Medical Systems, Inc.	1,200	81,084
*Vascular Solutions, Inc.	1,012	10,707
*Vital Images, Inc.	800	10,632
*Waters Corp.	800	61,112
West Pharmaceutical Services, Inc.	2,006	80,220
*Wright Medical Group, Inc.	1,900	28,234

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
Young Innovations, Inc.	400	$12,008
*Zimmer Holdings, Inc.	1,400	82,824
*Zoll Medical Corp.	1,100	45,485

Total Health Care		6,368,425

Industrials — (11.7%)
*3D Systems Corp.	995	28,397
3M Co.	1,400	123,088
A.O. Smith Corp.	1,950	83,480
*A123 Systems, Inc.	200	1,812
#AAON, Inc.	800	21,544
ABM Industries, Inc.	2,300	59,110
*Acacia Technologies Group	700	17,080
*ACCO Brands Corp.	2,500	20,525
Aceto Corp.	1,340	11,537
Actuant Corp. Class A	2,800	77,644
Acuity Brands, Inc.	1,000	55,200
Administaff, Inc.	900	25,488
*Advisory Board Co. (The)	500	24,730
*Aecom Technology Corp.	3,755	109,909
*AGCO Corp.	2,445	123,962
#*Air Transport Services Group, Inc.	3,200	23,680
Aircastle, Ltd.	3,400	36,108
#*AirTran Holdings, Inc.	2,700	19,953
Alamo Group, Inc.	700	18,165
#*Alaska Air Group, Inc.	1,850	109,594
Albany International Corp.	1,400	31,570
Alexander & Baldwin, Inc.	2,100	84,252
Allegiant Travel Co.	50	2,327
*Altra Holdings, Inc.	1,200	25,092
*Amerco, Inc.	1,100	100,111
*American Railcar Industries, Inc.	1,200	22,764
*American Reprographics Co.	2,100	16,947
American Science & Engineering, Inc.	300	26,100
#*American Superconductor Corp.	251	6,845
#American Woodmark Corp.	800	14,920
Ameron International Corp.	500	34,485
Ametek, Inc.	1,650	67,287
Ampco-Pittsburgh Corp.	500	12,455
*AMR Corp.	8,600	60,630
*APAC Customer Services, Inc.	1,300	7,163
#Apogee Enterprises, Inc.	1,600	20,464
Applied Industrial Technologies, Inc.	1,900	60,154
Applied Signal Technologies, Inc.	810	30,788
*Argan, Inc.	700	6,489
#Arkansas Best Corp.	1,300	33,215
Armstrong World Industries, Inc.	665	27,006
#*ArvinMeritor, Inc.	1,000	21,860
#*Ascent Solar Technologies, Inc.	1,400	4,438
*Astec Industries, Inc.	1,200	36,120
*Astronics Corp.	500	11,550
*Atlas Air Worldwide Holdings, Inc.	1,344	68,289
Avery Dennison Corp.	700	29,463
#*Avis Budget Group, Inc.	5,700	78,888
AZZ, Inc.	700	28,063
*Babcock & Wilcox Co. (The)	300	8,775
#Badger Meter, Inc.	700	28,693
*Baker (Michael) Corp.	552	16,759
#Barnes Group, Inc.	2,700	53,514
Barrett Business Services, Inc.	400	5,888
*BE Aerospace, Inc.	2,802	108,409

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Beacon Roofing Supply, Inc.	2,100	$38,136
Belden, Inc.	2,600	90,376
*Blount International, Inc.	1,400	21,014
*BlueLinx Holdings, Inc.	1,500	5,445
Brady Co. Class A	2,300	75,325
#Briggs & Stratton Corp.	2,800	55,916
Brink’s Co. (The)	2,000	54,000
*BTU International, Inc.	400	4,592
Bucyrus International, Inc.	900	81,684
*Builders FirstSource, Inc.	1,800	3,996
C.H. Robinson Worldwide, Inc.	1,300	100,217
*CAI International, Inc.	900	17,136
Carlisle Cos., Inc.	3,554	134,021
Cascade Corp.	600	28,242
*Casella Waste Systems, Inc.	1,100	8,822
#*CBIZ, Inc.	1,200	8,352
CDI Corp.	1,000	16,060
*CECO Environmental Corp.	500	2,775
*Celadon Group, Inc.	1,200	17,580
#*Cenveo, Inc.	1,400	7,532
*Chart Industries, Inc.	1,100	39,952
Chase Corp.	400	6,160
Cintas Corp.	3,317	93,075
CIRCOR International, Inc.	900	36,351
CLAROC, Inc.	1,540	66,497
*Clean Harbors, Inc.	700	63,028
*Colfax Corp.	2,200	41,008
*Columbus McKinnon Corp.	1,100	18,557
Comfort Systems USA, Inc.	1,400	17,822
*Commercial Vehicle Group, Inc.	500	8,070
*Consolidated Graphics, Inc.	600	30,030
#Con-way, Inc.	2,372	80,695
Cooper Industries P.L.C.	1,300	79,638
*Copart, Inc.	150	5,888
Corporate Executive Board Co.	900	34,974
#*Corrections Corp. of America	4,600	114,126
#*CoStar Group, Inc.	1,170	65,848
Courier Corp.	600	8,505
#Covanta Holding Corp.	3,402	57,562
*Covenant Transportation Group, Inc.	500	4,485
*CRA International, Inc.	600	14,568
Crane Co.	1,800	79,938
CSX Corp.	6,400	451,840
Cummins, Inc.	2,700	285,876
Danaher Corp.	5,460	251,488
Deere & Co.	1,200	109,080
*Delta Air Lines, Inc.	8,000	93,360
*DigitalGlobe, Inc.	2,538	77,942
*Dollar Thrifty Automotive Group, Inc.	100	4,852
Donaldson Co., Inc.	600	35,160
Dover Corp.	3,000	192,300
Dun & Bradstreet Corp. (The)	500	42,475
*DXP Enterprises, Inc.	800	17,424
*Dycom Industries, Inc.	1,625	26,114
*Dynamex, Inc.	300	7,467
Dynamic Materials Corp.	700	13,825
#*Eagle Bulk Shipping, Inc.	3,100	12,679
Eaton Corp.	2,000	215,920
*EMCOR Group, Inc.	3,500	105,980
Emerson Electric Co.	1,950	114,816
#Encore Wire Corp.	1,200	26,934

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Ener1, Inc.	2,400	$9,240
#*Energy Conversion Devices, Inc.	600	2,448
#*Energy Recovery, Inc.	1,500	5,130
EnergySolutions, Inc.	300	1,776
*EnerSys	2,736	89,796
Ennis, Inc.	1,300	21,619
*EnPro Industries, Inc.	1,150	47,737
Equifax, Inc.	2,900	103,588
ESCO Technologies, Inc.	1,025	37,187
#Expeditors International of Washington, Inc.	700	35,469
*Exponent, Inc.	800	29,376
*Express-1 Expedited Solutions, Inc.	1,700	5,151
#Fastenal Co.	700	40,642
Federal Signal Corp.	2,200	15,312
FedEx Corp.	2,988	269,876
*Flanders Corp.	1,100	4,015
*Flow International Corp.	2,272	8,520
Flowserve Corp.	100	12,499
Fluor Corp.	1,400	96,866
#Forward Air Corp.	1,100	30,701
*Franklin Covey Co.	800	6,264
Franklin Electric Co., Inc.	1,300	53,404
#Freightcar America, Inc.	500	14,260
*Frozen Food Express Industries	900	3,636
#*FTI Consulting, Inc.	2,600	94,822
*Fuel Tech, Inc.	800	6,408
*FuelCell Energy, Inc.	500	875
*Furmanite Corp.	1,123	8,557
G & K Services, Inc. Class A	957	29,983
Gardner Denver Machinery, Inc.	2,425	174,940
GATX Corp.	2,400	79,800
#*Genco Shipping & Trading, Ltd.	1,100	12,716
#*General Cable Corp.	1,400	51,814
General Electric Co.	72,515	1,460,452
*Genesee & Wyoming, Inc.	1,600	82,800
*GEO Group, Inc. (The)	3,540	84,146
#*Gibraltar Industries, Inc.	1,700	18,751
Goodrich Corp.	1,000	90,620
#Gorman-Rupp Co. (The)	750	23,835
*GP Strategies Corp.	600	5,934
Graco, Inc.	200	8,496
*Graftech International, Ltd.	2,100	44,100
Graham Corp.	500	11,600
Granite Construction, Inc.	1,300	33,592
Great Lakes Dredge & Dock Corp.	2,500	20,775
*Greenbrier Cos., Inc.	1,200	28,404
#*H&E Equipment Services, Inc.	1,900	22,078
Hardinge, Inc.	400	3,500
Harsco Corp.	3,800	122,626
*Hawaiian Holdings, Inc.	1,200	8,868
Healthcare Services Group, Inc.	1,350	21,384
Heartland Express, Inc.	1,400	22,435
#HEICO Corp.	775	40,525
HEICO Corp. Class A	1,127	43,006
Heidrick & Struggles International, Inc.	200	5,358
Herman Miller, Inc.	1,000	24,130
#*Hertz Global Holdings, Inc.	9,900	145,629
*Hexcel Corp.	4,700	89,394
*Hill International, Inc.	600	3,900
#HNI Corp.	2,000	60,680
*Hoku Corp.	1,300	3,237

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Honeywell International, Inc.	2,050	$114,821
Horizon Lines, Inc.	1,500	7,425
#Houston Wire & Cable Co.	900	11,745
*Hub Group, Inc. Class A	1,000	34,780
Hubbell, Inc. Class B	1,800	110,232
*Hudson Highland Group, Inc.	1,200	6,624
*Hurco Cos., Inc.	300	7,629
*Huron Consulting Group, Inc.	887	22,716
*ICF International, Inc.	500	12,052
IDEX Corp.	3,141	124,572
*IHS, Inc.	650	53,274
Illinois Tool Works, Inc.	2,530	135,330
#Ingersoll-Rand P.L.C.	69	3,257
#*Innerworkings, Inc.	2,500	15,750
*Innovative Solutions & Support, Inc.	300	1,740
*Insituform Technologies, Inc.	2,200	60,522
Insteel Industries, Inc.	912	10,415
*Integrated Electrical Services, Inc.	200	754
Interface, Inc. Class A	2,600	42,250
*Interline Brands, Inc.	1,400	29,722
International Shipholding Corp.	300	7,518
Intersections, Inc.	800	7,888
#Iron Mountain, Inc.	4,980	121,462
J.B. Hunt Transport Services, Inc.	900	36,900
*Jacobs Engineering Group, Inc.	1,800	92,466
#*JetBlue Airways Corp.	15,723	94,338
John Bean Technologies Corp.	700	12,635
Joy Global, Inc.	800	69,744
*Kadant, Inc.	500	10,580
Kaman Corp. Class A	1,100	32,378
*Kansas City Southern	2,700	134,946
Kaydon Corp.	1,600	61,936
KBR, Inc.	800	25,680
*Kelly Services, Inc. Class A	1,700	33,448
Kennametal, Inc.	2,800	113,680
*Key Technology, Inc.	200	3,316
*Kforce, Inc.	1,700	30,396
Kimball International, Inc. Class B	1,400	9,429
#*Kirby Corp.	3,000	140,220
Knight Transportation, Inc.	2,700	51,462
Knoll, Inc.	1,300	21,762
*Korn/Ferry International	1,900	44,460
Landstar System, Inc.	700	29,001
Lawson Products, Inc.	400	9,348
*Layne Christensen Co.	800	25,264
*LB Foster Co. Class A	500	19,875
Lennox International, Inc.	500	24,570
Lincoln Electric Holdings, Inc.	1,800	121,896
#Lindsay Corp.	700	45,556
LSI Industries, Inc.	1,200	8,928
*Lydall, Inc.	800	6,400
*M&F Worldwide Corp.	1,000	24,130
#Manitowoc Co., Inc. (The)	2,100	28,203
Manpower, Inc.	1,095	70,704
Marten Transport, Ltd.	1,100	23,441
#Masco Corp	4,253	56,650
*MasTec, Inc.	3,546	53,970
*McDermott International, Inc.	600	12,468
McGrath Rentcorp	1,266	31,954
*Metalico, Inc.	2,069	11,483
Met-Pro Corp.	800	8,680

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Middleby Corp.	800	$65,448
Miller Industries, Inc.	500	7,630
#Mine Safety Appliances Co.	1,900	59,242
*Mistras Group, Inc.	1,000	14,290
#*Mobile Mini, Inc.	1,500	30,660
#*Monster Worldwide, Inc.	5,745	95,654
MSC Industrial Direct Co., Inc. Class A	500	29,715
Mueller Industries, Inc.	1,900	62,130
Mueller Water Products, Inc.	5,100	20,400
Multi-Color Corp.	700	11,634
*MYR Group, Inc.	300	6,597
NACCO Industries, Inc. Class A	300	30,075
*Navigant Consulting, Inc.	1,700	17,323
*NCI Building Systems, Inc.	80	1,062
*NN, Inc.	1,000	13,110
#Nordson Corp.	600	55,386
Norfolk Southern Corp.	6,600	403,854
*Northwest Pipe Co.	500	10,935
*Ocean Power Technologies, Inc.	500	2,720
*Old Dominion Freight Line, Inc.	100	3,217
*On Assignment, Inc.	1,565	12,364
*Orion Energy Systems, Inc.	900	3,915
*Orion Marine Group, Inc.	500	5,860
*Oshkosh Corp.	580	21,988
*Owens Corning, Inc.	4,200	140,574
*P.A.M. Transportation Services, Inc.	500	5,770
#PACCAR, Inc.	2,000	112,980
#*Pacer International, Inc.	1,500	9,375
Parker Hannifin Corp.	1,375	122,939
*Park-Ohio Holdings Corp.	400	8,224
Pentair, Inc.	2,892	104,604
*PGT, Inc.	2,000	4,680
*Pinnacle Airlines Corp.	800	5,768
#Pitney Bowes, Inc.	400	9,712
#*PMFG, Inc.	799	13,088
*Powell Industries, Inc.	600	22,746
*PowerSecure International, Inc.	800	5,856
Precision Castparts Corp.	600	85,794
*PRGX Global, Inc.	1,100	6,864
Primoris Services Corp.	900	7,389
*Quality Distribution, Inc.	589	5,413
Quanex Building Products Corp.	1,709	33,308
*Quanta Services, Inc.	3,500	83,055
R. R. Donnelley & Sons Co.	8,764	155,298
*RailAmerica, Inc.	200	2,494
Raven Industries, Inc.	500	23,620
*RBC Bearings, Inc.	1,000	34,770
#Regal-Beloit Corp.	1,831	122,201
Republic Services, Inc.	4,100	126,444
Resources Connection, Inc.	2,700	54,108
Robbins & Myers, Inc.	2,175	90,328
#Robert Half International, Inc.	600	18,816
Rockwell Automation, Inc.	500	40,505
Rollins, Inc.	2,400	45,576
#Roper Industries, Inc.	2,200	170,918
#*RSC Holdings, Inc.	600	7,176
*Rush Enterprises, Inc. Class A	1,400	26,698
Ryder System, Inc.	2,800	134,624
*Saia, Inc.	900	12,879
*Sauer-Danfoss, Inc.	700	20,055
Schawk, Inc.	200	3,648

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*School Specialty, Inc.	300	$3,915
*Shaw Group, Inc.	2,650	100,090
SIFCO Industries, Inc.	100	1,621
Simpson Manufacturing Co., Inc.	2,400	71,400
SkyWest, Inc.	2,700	40,635
Southwest Airlines Co.	20,200	239,370
*Sparton Corp.	400	3,416
*Spire Corp.	400	2,016
*Spirit Aerosystems Holdings, Inc.	3,200	75,584
#SPX Corp.	2,700	211,626
*Standard Parking Corp.	400	7,196
#Standard Register Co.	1,100	3,520
Standex International Corp.	500	16,675
#Steelcase, Inc. Class A	3,736	38,182
*Stericycle, Inc.	400	31,396
Sun Hydraulics, Inc.	500	18,640
*SunPower Corp. Class B	192	2,534
*SYKES Enterprises, Inc.	2,405	46,849
*Sypris Solutions, Inc.	600	2,526
TAL International Group, Inc.	1,500	46,845
#*Taser International, Inc.	2,000	8,380
*Team, Inc.	800	20,448
Technology Research Corp.	300	1,587
*Tecumseh Products Co. Class A	610	7,369
Tennant Co.	800	32,272
*Terex Corp.	400	12,972
*Tetra Tech, Inc.	500	11,572
Textainer Group Holdings, Ltd.	2,300	71,300
*Thomas & Betts Corp.	2,200	113,058
Timken Co.	4,397	206,747
#Titan International, Inc.	1,284	24,396
*Titan Machinery, Inc.	1,100	26,653
Toro Co.	700	42,574
#Towers Watson & Co.	1,400	76,342
*Trailer Bridge, Inc.	400	1,516
*TRC Cos., Inc.	600	2,118
*Trex Co., Inc.	400	9,312
*TriMas Corp.	1,500	28,560
#Trinity Industries, Inc.	4,739	132,171
*TrueBlue, Inc.	2,700	46,062
Tutor Perini Corp.	1,600	36,336
Twin Disc, Inc.	700	22,799
Tyco International, Ltd.	8,902	399,098
*Ultralife Corp.	400	2,748
UniFirst Corp.	700	39,032
Union Pacific Corp.	8,594	813,250
#*United Continental Holdings, Inc.	2,845	72,263
United Parcel Service, Inc.	2,700	193,374
*United Rentals, Inc.	2,300	61,295
*United Stationers, Inc.	1,300	80,964
United Technologies Corp.	2,677	217,640
#Universal Forest Products, Inc.	900	33,030
*Universal Truckload Services, Inc.	800	11,920
*URS Corp.	2,200	97,790
*US Airways Group, Inc.	5,600	55,552
US Ecology, Inc.	910	15,343
*USA Truck, Inc.	505	6,060
#*USG Corp.	4,900	79,478
UTi Worldwide, Inc.	757	16,578
Valmont Industries, Inc.	1,200	111,528
Viad Corp.	1,000	23,530

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Vicor Corp.	1,500	$22,095
#*Vishay Precision Group, Inc.	207	3,840
*Volt Information Sciences, Inc.	1,000	6,870
#W.W. Grainger, Inc.	300	39,441
*Wabash National Corp.	510	5,794
Wabtec Corp.	1,650	89,430
#Waste Connections, Inc.	2,410	69,818
Waste Management, Inc.	3,840	145,421
#Watsco, Inc. Class A	1,073	67,299
#Watts Water Technologies, Inc.	1,541	55,430
*WCA Waste Corp.	500	2,460
#Werner Enterprises, Inc.	3,300	81,345
#*WESCO International, Inc.	2,500	140,125
#Woodward, Inc.	3,025	102,018

Total Industrials		20,439,711

Information Technology — (13.1%)
Accenture P.L.C. Class A	1,500	77,205
*ACI Worldwide, Inc.	1,700	45,033
*Acme Packet, Inc.	1,400	75,292
*Acorn Energy, Inc.	500	1,990
Activision Blizzard, Inc.	10,000	112,900
*Actuate Corp.	2,400	13,320
*Acxiom Corp.	4,036	69,540
*Adept Technology, Inc.	100	469
*Adobe Systems, Inc.	1,450	47,923
*ADPT Corp.	4,937	14,465
#Adtran, Inc.	1,300	53,469
*Advanced Analogic Technologies, Inc.	2,100	8,358
*Advanced Energy Industries, Inc.	1,800	27,801
#*Advanced Micro Devices, Inc.	4,400	34,452
#*Advent Software, Inc.	1,200	35,472
*Agilent Technologies, Inc.	1,200	50,196
*Agilysys, Inc.	1,100	6,303
*Akamai Technologies, Inc.	3,100	149,792
#*Alliance Data Systems Corp.	200	14,148
Altera Corp.	400	15,028
*Amdocs, Ltd.	1,400	40,796
American Software, Inc. Class A	1,150	7,613
*Amkor Technology, Inc.	4,200	34,188
Amphenol Corp.	600	33,204
*Amtech Systems, Inc.	400	10,244
*Anadigics, Inc.	4,000	27,320
Analog Devices, Inc.	900	34,947
Anixter International, Inc.	1,900	120,213
*Ansys, Inc.	300	15,735
*AOL, Inc.	6,370	149,822
*Apple, Inc.	3,251	1,103,129
Applied Materials, Inc.	11,325	177,689
*Applied Micro Circuits Corp.	2,672	26,292
*Ariba, Inc.	4,600	129,214
#*Arris Group, Inc.	4,400	54,912
*Arrow Electronics, Inc.	4,500	170,100
#*Aruba Networks, Inc.	2,200	47,410
*Aspen Technology, Inc.	78	1,104
*Atheros Communications, Inc.	800	35,672
*Atmel Corp.	15,200	205,808
#*ATMI, Inc.	1,200	24,720
*AuthenTec, Inc.	1,700	5,151
*Autodesk, Inc.	800	32,544
Automatic Data Processing, Inc.	1,000	47,900

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Aviat Networks, Inc.	900	$4,671
*Avid Technology, Inc.	2,200	36,630
*Avnet, Inc.	2,131	75,906
AVX Corp.	6,899	108,176
*AXT, Inc.	1,600	17,328
Bel Fuse, Inc. Class B	400	8,724
*Benchmark Electronics, Inc.	3,200	60,768
*BigBand Networks, Inc.	3,400	9,010
Black Box Corp.	1,000	35,190
#Blackbaud, Inc.	200	5,258
#*Blackboard, Inc.	1,100	42,746
#*Blue Coat Systems, Inc.	1,200	34,572
*BMC Software, Inc.	1,350	64,395
*Bottomline Technologies, Inc.	1,300	29,809
*Brightpoint, Inc.	2,900	26,318
Broadcom Corp.	1,552	69,980
Broadridge Financial Solutions, Inc.	500	11,445
*Brocade Communications Systems, Inc.	9,300	52,452
*Brooks Automation, Inc.	300	3,522
CA, Inc.	3,500	83,300
#*Cabot Microelectronics Corp.	1,321	59,590
*Cadence Design Systems, Inc.	2,400	20,832
*CalAmp Corp.	800	2,544
*Callidus Software, Inc.	1,300	8,125
*Cardtronics, Inc.	1,100	18,799
*Cascade Microtech, Inc.	700	4,305
Cass Information Systems, Inc.	400	14,500
*CEVA, Inc.	1,230	29,729
*Checkpoint Systems, Inc.	2,100	43,407
*Ciber, Inc.	1,500	6,840
*Cirrus Logic, Inc.	2,700	56,781
*Cisco Sytems, Inc.	18,300	387,045
*Citrix Systems, Inc.	900	56,862
*Clearfield, Inc.	600	2,844
Cognex Corp.	1,400	43,876
*Cognizant Technology Solutions Corp.	700	51,065
*Cogo Group, Inc.	1,722	15,085
*Coherent, Inc.	1,188	63,617
Cohu, Inc.	1,100	16,434
Communications Systems, Inc.	400	5,976
*CommVault Systems, Inc.	1,000	30,890
*Compellent Technologies, Inc.	343	9,511
Computer Sciences Corp.	2,660	141,751
*Computer Task Group, Inc.	1,200	14,196
*Compuware Corp.	10,300	110,416
*comScore, Inc.	743	17,802
*Comverge, Inc.	500	3,100
*Concur Technologies, Inc.	900	45,927
*Conexant Systems, Inc.	200	418
#*Constant Contact, Inc.	231	6,466
*Convergys Corp.	4,500	64,080
CoreLogic, Inc.	3,058	61,313
Corning, Inc.	21,000	466,410
*Cray, Inc.	1,500	11,213
*Cree, Inc.	1,200	60,588
*CSG Systems International, Inc.	1,300	25,285
CTC Media, Inc.	2,239	49,504
*Cymer, Inc.	1,600	77,744
*Cypress Semiconductor Corp.	1,500	32,475
Daktronics, Inc.	200	3,054
*Datalink Corp.	600	3,840

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
DDi Corp.	1,000	$11,265
#*DealerTrack Holdings, Inc.	1,400	27,671
#*Dell, Inc.	4,249	55,917
*Deltek, Inc.	1,382	9,826
*DG FastChannel, Inc.	1,200	32,892
*Dice Holdings, Inc.	2,600	33,956
Diebold, Inc.	2,200	67,452
*Digi International, Inc.	1,300	13,767
#*Digital River, Inc.	1,700	53,958
*Diodes, Inc.	1,500	38,610
*Dolby Laboratories, Inc.	250	14,925
*Dot Hill Systems Corp.	500	1,400
*DSP Group, Inc.	1,200	8,988
#DST Systems, Inc.	1,800	85,608
*DTS, Inc.	400	17,928
#Earthlink, Inc.	4,100	34,973
*eBay, Inc.	12,000	364,320
#*Ebix, Inc.	800	18,040
*Echelon Corp.	1,300	11,830
*EchoStar Corp.	2,056	56,026
Electro Rent Corp.	1,300	19,188
*Electro Scientific Industries, Inc.	1,029	17,153
*Electronic Arts, Inc.	6,650	103,674
*Electronics for Imaging, Inc.	2,222	33,286
*EMC Corp.	17,600	438,064
#*Emulex Corp.	4,300	49,063
*Entegris, Inc.	2,600	19,890
#*Entropic Communications, Inc.	1,800	19,746
*Epicor Software Corp.	2,800	29,008
EPIQ Systems, Inc.	2,100	26,985
*ePlus, Inc.	300	7,752
*Equinix, Inc.	297	26,261
*Euronet Worldwide, Inc.	2,600	47,554
*Exar Corp.	2,200	14,124
*ExlService Holdings, Inc.	1,752	33,393
*Extreme Networks	5,100	16,728
*F5 Networks, Inc.	800	86,704
FactSet Research Systems, Inc.	200	20,160
#Fair Isaac Corp.	1,700	43,146
*Fairchild Semiconductor International, Inc.	7,300	129,940
*FalconStor Software, Inc.	2,300	8,338
*Faro Technologies, Inc.	900	27,288
*FEI Co.	2,100	57,225
Fidelity National Information Services, Inc.	6,200	188,666
#*Finisar Corp.	1,400	46,620
#*First Solar, Inc.	100	15,458
*Fiserv, Inc.	2,964	183,086
#*FLIR Systems, Inc.	400	12,416
*FormFactor, Inc.	1,700	14,535
Forrester Research, Inc.	1,200	42,768
*FSI International, Inc.	563	2,353
*Gartner Group, Inc.	500	17,710
*Gerber Scientific, Inc.	1,100	8,393
Global Payments, Inc.	300	14,172
*Globecomm Systems, Inc.	900	8,514
*Google, Inc.	600	360,216
#*GSI Commerce, Inc.	894	20,598
*GSI Technology, Inc.	1,600	14,720
#*GT Solar International, Inc.	1,700	18,777
*Guidance Software, Inc.	500	3,485
*Hackett Group, Inc.	1,900	6,631

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Harmonic, Inc.	2,000	$16,880
Heartland Payment Systems, Inc.	1,077	17,017
Hewlett-Packard Co.	17,900	817,851
*Hittite Microwave Corp.	500	29,890
*Hutchinson Technology, Inc.	800	2,648
*Hypercom Corp.	1,050	9,387
*IAC/InterActiveCorp	4,700	132,963
iGATE Corp.	900	13,860
*iGo, Inc.	1,600	5,344
*Ikanos Communications, Inc.	390	468
#*Imation Corp.	1,900	19,190
*Immersion Corp.	1,700	10,047
*Infinera Corp.	4,900	35,942
#*Informatica Corp.	500	23,200
*InfoSpace, Inc.	800	6,544
*Ingram Micro, Inc.	7,850	154,959
*Innodata Isogen, Inc.	300	849
*Insight Enterprises, Inc.	2,500	34,800
*Integral Systems, Inc.	927	11,300
*Integrated Device Technology, Inc.	5,900	37,642
*Integrated Silicon Solution, Inc.	1,278	13,317
Intel Corp.	14,600	313,316
*Intellicheck Mobilisa, Inc.	1,200	1,572
*Interactive Intelligence, Inc.	300	9,819
#*InterDigital, Inc.	700	33,705
*Intermec, Inc.	2,500	28,400
*Internap Network Services Corp.	2,900	21,141
International Business Machines Corp.	3,100	502,200
*International Rectifier Corp.	3,059	97,980
#Intersil Corp. Class A	6,200	93,744
*Intevac, Inc.	1,100	15,125
*Intuit, Inc.	600	28,158
*iPass, Inc.	2,100	3,255
*IPG Photonics Corp.	2,100	72,765
*Itron, Inc.	1,500	87,030
*Ixia.	3,200	50,336
*IXYS Corp.	1,428	16,179
*j2 Global Communications, Inc.	2,200	60,720
Jabil Circuit, Inc.	7,000	141,470
Jack Henry & Associates, Inc.	1,000	29,560
*JDA Software Group, Inc.	1,128	34,043
*JDS Uniphase Corp.	8,700	147,639
*Juniper Networks, Inc.	2,400	89,088
*Kenexa Corp.	1,272	26,381
#KLA-Tencor Corp.	3,939	173,631
*Knot, Inc. (The)	2,100	23,268
*Kulicke & Soffa Industries, Inc.	3,500	34,125
*KVH Industries, Inc.	700	8,505
#*L-1 Identity Solutions, Inc.	4,150	49,510
*Lam Research Corp.	1,100	54,879
*Lattice Semiconductor Corp.	5,500	34,265
#*Lawson Software, Inc.	9,800	92,120
*LeCroy Corp.	600	7,830
Lender Processing Services, Inc.	550	17,457
#*Lexmark International, Inc.	1,390	48,428
*Limelight Networks, Inc.	5,487	34,211
#Linear Technology Corp.	1,300	45,227
*Lionbridge Technologies, Inc.	178	684
*Liquidity Services, Inc.	1,527	21,790
Littlefuse, Inc.	1,245	63,844
*LoJack Corp.	1,205	7,652

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*LoopNet, Inc.	1,800	$18,486
*Loral Space & Communications, Inc.	970	72,236
*LSI Corp.	8,600	53,234
*Magma Design Automation, Inc.	1,800	9,774
*Manhattan Associates, Inc.	1,000	29,510
Marchex, Inc.	1,400	13,328
*Marvell Technology Group, Ltd.	4,700	89,347
MasterCard, Inc. Class A	100	23,651
*Mattson Technology, Inc.	2,200	5,038
Maxim Integrated Products, Inc.	6,465	166,926
Maximus, Inc.	900	61,065
*Maxwell Technologies, Inc.	400	7,200
*McAfee, Inc.	600	28,740
*Measurement Specialties, Inc.	900	24,246
*MEMC Electronic Materials, Inc.	12,600	139,734
*Mentor Graphics Corp.	4,300	54,760
Methode Electronics, Inc.	1,900	22,458
#Micrel, Inc.	2,300	30,797
#Microchip Technology, Inc.	400	14,588
*Micron Technology, Inc.	18,600	196,044
*MICROS Systems, Inc.	504	23,053
*Microsemi Corp.	3,700	83,213
Microsoft Corp.	6,866	190,360
*MicroStrategy, Inc.	200	21,272
*MIPS Technologies, Inc.	1,300	16,146
*MKS Instruments, Inc.	1,905	54,693
*ModusLink Global Solutions, Inc.	2,008	12,309
Molex, Inc. Class A	2,348	51,092
*MoneyGram International, Inc.	3,800	9,386
*Monolithic Power Systems, Inc.	1,008	14,787
*Monotype Imaging Holdings, Inc.	730	8,202
#*MoSys, Inc.	1,400	8,120
*Motorola Mobility Holdings, Inc.	3,187	88,822
*Motorola Solutions, Inc.	3,642	141,200
#MTS Systems Corp.	800	29,932
*Multi-Fineline Electronix, Inc.	900	26,010
*Nanometrics, Inc.	800	13,696
National Instruments Corp.	1,771	74,931
National Semiconductor Corp.	1,550	23,498
*NCI, Inc. Class A	100	2,100
*NCR Corp.	900	14,760
#*NetApp, Inc.	300	16,419
*NETGEAR, Inc.	2,000	69,310
*NetList, Inc.	900	1,926
#*NetLogic Microsystems, Inc.	600	20,916
*NetScout Systems, Inc.	2,100	48,132
#*NetSuite, Inc.	384	10,341
*Network Equipment Technologies, Inc.	400	1,976
*NeuStar, Inc.	1,800	48,294
NIC, Inc.	1,550	15,856
*Novatel Wireless, Inc.	1,000	7,210
*Novell, Inc.	10,200	61,404
*Novellus Systems, Inc.	3,800	137,066
#*Nuance Communications, Inc.	6,900	140,277
*NumereX Corp. Class A	300	2,772
*Nvidia Corp.	400	9,568
*Occam Networks, Inc.	1,000	8,550
#*Oclaro, Inc.	1,840	25,539
*OmniVision Technologies, Inc.	2,680	69,224
*ON Semiconductor Corp.	2,780	30,719
*Online Resources Corp.	1,500	10,080

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Openwave Systems, Inc.	3,900	$7,917
*Oplink Communications, Inc.	1,100	27,258
OPNET Technologies, Inc.	1,300	37,167
*Opnext, Inc.	1,600	2,976
Oracle Corp.	11,500	368,345
*OSI Systems, Inc.	1,000	37,990
*Parametric Technology Corp.	2,700	60,021
Park Electrochemical Corp.	1,100	33,506
Paychex, Inc.	1,000	32,000
*PC Connection, Inc.	1,700	15,045
*PC Mall, Inc.	400	2,800
*PC-Tel, Inc.	700	5,075
*PDF Solutions, Inc.	1,200	6,948
#Pegasystems, Inc.	34	1,162
*Perceptron, Inc.	300	1,611
*Perficient, Inc.	1,600	18,704
*Pericom Semiconductor Corp.	1,300	13,039
*Pervasive Software, Inc.	800	4,432
*Photronics, Inc.	1,400	9,226
*Planar Systems, Inc.	900	2,322
Plantronics, Inc.	1,300	46,020
*Plexus Corp.	600	16,224
#*PLX Technology, Inc.	1,700	5,466
*PMC - Sierra, Inc.	4,900	38,318
*Polycom, Inc.	2,100	92,085
#Power Integrations, Inc.	700	25,851
*Power-One, Inc.	2,951	31,576
*Presstek, Inc.	800	1,672
*Progress Software Corp.	1,800	51,552
*PROS Holdings, Inc.	933	9,311
Pulse Electronics Corp.	1,100	5,621
*QAD, Inc. Class A	642	5,508
*QAD, Inc. Class B	160	1,411
*QLogic Corp.	2,740	48,799
QUALCOMM, Inc.	5,300	286,889
*Quantum Corp.	9,000	24,210
*Quest Software, Inc.	4,200	108,444
*Radiant Systems, Inc.	1,300	23,725
*RadiSys Corp.	1,330	11,252
#*Rambus, Inc.	1,600	32,784
*Ramtron International Corp.	1,300	3,497
*RealNetworks, Inc.	6,429	24,173
*Red Hat, Inc.	1,800	74,376
Renaissance Learning, Inc.	700	7,427
*RF Micro Devices, Inc.	12,800	86,016
Richardson Electronics, Ltd.	600	7,764
*RightNow Technologies, Inc.	800	20,744
*Rimage Corp.	500	7,115
*Riverbed Technology, Inc.	2,600	93,262
*Rofin-Sinar Technologies, Inc.	1,198	46,842
*Rogers Corp.	900	38,502
#*Rovi Corp.	3,100	191,456
#*Rubicon Technology, Inc.	107	1,927
*Rudolph Technologies, Inc.	1,700	17,102
*S1 Corp.	2,700	17,388
*Saba Software, Inc.	1,400	9,114
#*Salesforce.com, Inc.	900	116,226
*Sandisk Corp.	1,900	86,203
#*Sanmina-SCI Corp.	1,100	16,533
Sapient Corp.	4,000	47,800
*SAVVIS, Inc.	948	29,170

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*ScanSource, Inc.	1,300	$47,073
*SeaChange International, Inc.	1,700	14,076
*Seagate Technology	11,500	161,000
*Semtech Corp.	1,700	37,120
*ShoreTel, Inc.	2,000	15,160
*Sigma Designs, Inc.	1,800	25,074
*Silicon Graphics International Corp.	1,400	13,888
*Silicon Image, Inc.	3,000	20,580
#*Silicon Laboratories, Inc.	800	35,584
*Skyworks Solutions, Inc.	5,200	165,204
#*Smart Modular Technologies (WWH), Inc.	3,400	22,984
*Smith Micro Software, Inc.	2,100	26,502
*Sonic Solutions, Inc.	692	10,093
*Sonus Networks, Inc.	2,400	6,600
*Sourcefire, Inc.	500	12,305
*Spansion, Inc. Class A	3,500	69,580
*Spectrum Control, Inc.	700	9,282
*SRS Labs, Inc.	700	7,091
Stamps.com, Inc.	700	8,904
*Standard Microsystems Corp.	1,200	28,860
*StarTek, Inc.	700	3,850
#*STEC, Inc.	1,200	24,588
#*Stratasys, Inc.	600	19,818
*SuccessFactors, Inc.	1,297	37,769
#*SunPower Corp. Class A	200	2,688
*Supertex, Inc.	628	14,387
*Support.com, Inc.	1,050	5,817
Sycamore Networks, Inc.	1,524	31,791
*Symantec Corp.	5,800	102,138
*Symmetricom, Inc.	2,339	14,525
#*Synaptics, Inc.	800	22,768
*SYNNEX Corp.	2,000	66,780
*Synopsys, Inc.	3,300	89,529
Syntel, Inc.	700	39,039
*Taleo Corp.	800	23,568
*Tech Data Corp.	2,450	114,930
*TechTarget, Inc.	1,712	12,583
*Tekelec	2,200	25,245
*TeleCommunication Systems, Inc.	2,300	9,407
*TeleTech Holdings, Inc.	3,400	72,794
Tellabs, Inc.	3,300	17,490
Telular Corp.	500	3,515
*Teradata Corp.	1,350	58,036
#*Teradyne, Inc.	3,700	61,716
#*Terremark Worldwide, Inc.	1,000	18,940
Tessco Technologies, Inc.	300	3,456
*Tessera Technologies, Inc.	1,300	22,516
#Texas Instruments, Inc.	7,000	237,370
TheStreet.com, Inc.	1,500	4,575
*THQ, Inc.	3,100	18,011
*TIBCO Software, Inc.	5,404	118,780
*TNS, Inc.	734	12,977
*Tollgrade Communications, Inc.	400	3,712
Total System Services, Inc.	2,619	45,597
*Trident Microsystems, Inc.	1,500	2,235
#*Trimble Navigation, Ltd.	900	41,472
*Triquint Semiconductor, Inc.	4,400	57,904
*TTM Technologies, Inc.	1,400	22,260
Tyco Electronics, Ltd.	3,700	134,051
#*Tyler Technologies, Inc.	600	12,450
*Ultimate Software Group, Inc.	77	3,742

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Ultra Clean Holdings, Inc.	900	$11,250
*Ultratech, Inc.	1,400	31,549
*Unisys Corp.	80	2,266
United Online, Inc.	4,000	28,280
*Universal Display Corp.	600	20,304
#*ValueClick, Inc.	4,322	60,551
*Varian Semiconductor Equipment Associates, Inc.	1,300	57,785
#*Veeco Instruments, Inc.	800	34,608
*VeriFone Systems, Inc.	1,500	59,910
VeriSign, Inc.	800	26,920
*Viasystems Group, Inc.	504	10,196
#Virnetx Holding Corp.	2,000	25,200
*Virtusa Corp.	1,400	22,540
#Visa, Inc.	3,750	261,938
#*Vishay Intertechnology, Inc.	4,700	77,550
*VistaPrint NV	400	20,256
#*VMware, Inc. Class A	400	34,208
*Vocus, Inc.	700	18,151
*Volterra Semiconductor Corp.	600	14,910
*Web.com Group, Inc.	1,400	13,160
*WebMD Health Corp.	200	10,456
*Websense, Inc.	800	15,328
*Westell Technologies, Inc.	1,300	4,030
*Western Digital Corp.	3,832	130,365
Western Union Co. (The)	2,000	40,560
*Wright Express Corp.	1,500	70,980
Xerox Corp.	17,194	182,600
#Xilinx, Inc.	500	16,100
*X-Rite, Inc.	4,180	18,643
*Yahoo!, Inc.	22,517	362,974
*Zebra Technologies Corp. Class A	1,700	66,130
*Zoran Corp.	2,500	23,725
*Zygo Corp.	800	8,704

Total Information Technology		22,896,740

Materials — (5.1%)
A. Schulman, Inc.	1,500	32,025
*A.M. Castle & Co.	1,300	20,397
*AEP Industries, Inc.	400	11,076
Air Products & Chemicals, Inc.	1,100	95,975
Airgas, Inc.	700	43,869
#AK Steel Holding Corp.	5,900	93,810
Albemarle Corp.	700	39,312
Alcoa, Inc.	12,200	202,154
#Allegheny Technologies, Inc.	1,950	127,121
*Allied Nevada Gold Corp.	871	23,029
#AMCOL International Corp.	1,500	44,880
*American Pacific Corp.	300	1,842
American Vanguard Corp.	1,300	10,777
AptarGroup, Inc.	1,689	81,173
*Arabian American Development Co.	1,000	4,500
Arch Chemicals, Inc.	1,200	43,488
Ashland, Inc.	2,755	159,955
Balchem Corp.	800	26,920
Ball Corp.	500	35,565
Bemis Co., Inc.	5,700	185,535
#Boise, Inc.	4,300	38,657
*Brush Engineered Materials, Inc.	1,100	38,478
Buckeye Technologies, Inc.	2,000	50,320
Cabot Corp.	1,643	71,060
*Calgon Carbon Corp.	2,200	31,372

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Carpenter Technology Corp.	1,700	$69,955
Celanese Corp. Class A	1,100	45,639
*Century Aluminum Co.	4,600	68,402
CF Industries Holdings, Inc.	247	33,355
*Clearwater Paper Corp.	700	55,356
Cliffs Natural Resources, Inc.	1,900	162,374
*Coeur d’Alene Mines Corp.	5,400	126,252
Commercial Metals Co.	6,051	101,173
Compass Minerals International, Inc.	400	36,748
*Contango ORE, Inc.	20	190
*Crown Holdings, Inc.	1,100	36,696
Cytec Industries, Inc.	2,600	141,804
Deltic Timber Corp.	700	41,993
#Domtar Corp.	1,542	135,588
Dow Chemical Co. (The)	9,759	346,249
E.I. du Pont de Nemours & Co.	3,000	152,040
#Eagle Materials, Inc.	1,700	49,300
Ecolab, Inc.	400	19,876
*Ferro Corp.	1,600	24,672
FMC Corp.	300	22,818
Freeport-McMoRan Copper & Gold, Inc. Class B	2,100	228,375
Friedman Industries, Inc.	400	3,464
#*General Moly, Inc.	3,200	16,288
#*Georgia Gulf Corp.	16	426
*Golden Minerals, Co.	300	5,880
*Graphic Packaging Holding Co.	1,373	6,522
Greif, Inc. Class A	1,300	81,965
H.B. Fuller Co.	1,800	41,022
Hawkins, Inc.	550	21,599
Haynes International, Inc.	600	29,232
*Headwaters, Inc.	3,100	16,306
#*Hecla Mining Co.	13,000	117,000
*Horsehead Holding Corp.	1,500	19,065
Huntsman Corp.	12,100	210,661
Innophos Holdings, Inc.	1,200	39,804
*Innospec, Inc.	1,300	26,156
International Flavors & Fragrances, Inc.	600	34,230
International Paper Co.	7,200	207,936
Kaiser Aluminum Corp.	1,100	52,481
*KapStone Paper & Packaging Corp.	2,300	39,169
KMG Chemicals, Inc.	700	11,921
Koppers Holdings, Inc.	500	19,240
Kronos Worldwide, Inc.	976	42,778
*Landec Corp.	1,500	9,390
*Louisiana-Pacific Corp.	7,550	75,802
*LSB Industries, Inc.	1,300	39,156
Lubrizol Corp.	700	75,222
#Martin Marietta Materials, Inc.	100	8,350
MeadWestavco Corp.	5,300	151,739
*Mercer International, Inc.	1,700	14,535
Minerals Technologies, Inc.	900	56,718
Monsanto Co.	820	60,172
Mosaic Co. (The)	1,000	81,040
Myers Industries, Inc.	1,100	10,054
Nalco Holding Co.	1,300	39,598
Neenah Paper, Inc.	808	15,562
NewMarket Corp.	700	88,802
Newmont Mining Corp.	4,100	225,787
NL Industries, Inc.	2,700	36,045
#Nucor Corp.	5,700	261,687
Olin Corp.	2,003	38,998

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Olympic Steel, Inc.	200	$5,474
*OM Group, Inc.	1,100	39,798
*Omnova Solutions, Inc.	1,002	7,044
#*Owens-Illinois, Inc.	3,616	106,636
P.H. Glatfelter Co.	1,500	18,045
Packaging Corp. of America	4,700	132,775
*Penford Corp.	590	3,487
*PolyOne Corp.	3,900	51,285
PPG Industries, Inc.	883	74,419
#Praxair, Inc.	600	55,824
Quaker Chemical Corp.	700	26,866
Reliance Steel & Aluminum Co.	1,824	95,377
#Rock-Tenn Co. Class A	1,800	120,150
*Rockwood Holdings, Inc.	2,400	97,416
*Royal Gold, Inc.	3,200	148,480
RPM International, Inc.	4,300	100,749
*RTI International Metals, Inc.	300	8,667
#Schnitzer Steel Industries, Inc. Class A	1,600	98,720
Scotts Miracle-Gro Co. Class A (The)	700	36,169
Sealed Air Corp.	3,300	88,077
Sensient Technologies Corp.	2,800	94,948
Sherwin-Williams Co.	900	76,257
#Sigma-Aldrich Corp.	1,000	63,650
Silgan Holdings, Inc.	1,000	37,330
*Solutia, Inc.	2,807	65,740
#Sonoco Products Co.	3,463	123,110
Southern Copper Corp.	2,166	97,080
*Spartech Corp.	700	5,845
Steel Dynamics, Inc.	2,400	43,680
#Stepan Co.	500	36,260
*Stillwater Mining Co.	4,900	106,232
Temple-Inland, Inc.	5,600	134,344
#Texas Industries, Inc.	1,400	55,622
*Titanium Metals Corp.	4,300	81,055
*U.S. Gold Corp.	1,800	11,520
*United States Lime & Minerals, Inc.	400	15,912
#United States Steel Corp.	3,800	219,146
*Universal Stainless & Alloy Products, Inc.	400	12,800
Valhi, Inc.	1,129	23,303
Valspar Corp.	1,301	48,618
#Vulcan Materials Co.	300	12,768
#Walter Energy, Inc.	550	71,648
Wausau Paper Corp.	2,200	18,854
Westlake Chemical Corp.	2,800	108,416
#Weyerhaeuser Co.	10,262	237,873
#Worthington Industries, Inc.	3,300	62,700
*WR Grace & Co.	1,700	60,333
Zep, Inc.	1,200	21,684
#*Zoltek Cos., Inc.	1,900	21,242

Total Materials		9,027,375

Other — (0.0%)
*GAMCO Investors, Inc. Debentures	3	133
●*Student Loan Corp. Escrow Shares	700	1,750

Total Other		1,883

Telecommunication Services — (4.1%)
Alaska Communications Systems Group, Inc.	500	4,600
*American Tower Corp.	1,800	91,548
AT&T, Inc.	121,804	3,352,046
Atlantic Tele-Network, Inc.	700	26,145

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
*Cbeyond, Inc.	1,500	$21,975
#CenturyLink, Inc.	3,570	154,367
*Cincinnati Bell, Inc.	4,900	13,965
*Cogent Communications Group, Inc.	2,000	27,280
#Consolidated Communications Holdings, Inc.	1,200	21,300
*Crown Castle International Corp.	1,300	54,821
*FiberTower Corp.	2,600	9,620
#Frontier Communications Corp.	9,602	88,050
*General Communications, Inc. Class A	2,700	32,697
#*Global Crossing, Ltd.	1,746	23,274
HickoryTech Corp.	300	3,027
*Hughes Communications, Inc.	1,300	79,326
IDT Corp. Class B	800	18,424
*Leap Wireless International, Inc.	1,200	16,776
*MetroPCS Communications, Inc.	15,711	203,143
*Neutral Tandem, Inc.	400	6,048
*NII Holdings, Inc.	4,101	172,160
NTELOS Holdings Corp.	1,800	36,288
*PAETEC Holding Corp.	4,600	18,170
*Premiere Global Services, Inc.	1,500	9,345
Qwest Communications International, Inc.	11,900	84,847
*SBA Communications Corp.	1,200	48,960
Shenandoah Telecommunications Co.	1,349	22,569
*Sprint Nextel Corp.	43,700	197,524
*SureWest Communications.	480	5,261
Telephone & Data Systems, Inc.	2,600	92,950
Telephone & Data Systems, Inc. Special Shares	2,600	80,132
#*tw telecom, inc.	2,350	40,302
*United States Cellular Corp.	1,300	63,362
USA Mobility, Inc.	1,200	20,496
Verizon Communications, Inc.	56,696	2,019,512
#Windstream Corp.	1,641	21,021

Total Telecommunication Services		7,181,331

Utilities — (2.4%)
*AES Corp.	31,396	389,310
AGL Resources, Inc.	1,600	58,720
Allegheny Energy, Inc.	300	7,734
ALLETE, Inc.	1,200	44,292
Alliant Energy Corp.	400	14,864
Ameren Corp.	500	14,185
American Electric Power Co., Inc.	1,000	35,680
American States Water Co.	800	27,200
American Water Works Co., Inc.	585	14,918
#Aqua America, Inc.	200	4,624
Artesian Resources Corp.	200	3,804
Atmos Energy Corp.	1,200	39,120
Avista Corp.	700	15,855
Black Hills Corp.	300	9,303
#*Cadiz, Inc.	300	3,543
California Water Service Group	600	21,900
*Calpine Corp.	5,900	84,193
CenterPoint Energy, Inc.	1,200	19,380
Central Vermont Public Service Corp.	500	10,735
CH Energy Group, Inc.	500	24,305
Chesapeake Utilities Corp.	300	11,730
Cleco Corp	1,100	34,386
#CMS Energy Corp.	1,500	29,250
Connecticut Water Services, Inc.	400	9,788
Consolidated Edison, Inc.	1,605	80,106
Constellation Energy Group, Inc.	1,700	54,825

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
Dominion Resources, Inc.	1,800	$78,372
DPL, Inc.	900	23,562
DTE Energy Co.	1,200	55,512
Duke Energy Corp.	7,200	128,736
*Dynegy, Inc.	160	1,006
Edison International, Inc.	1,700	61,676
*El Paso Electric Co.	800	21,560
#Empire District Electric Co.	1,100	23,672
Energen Corp.	358	20,012
Entergy Corp.	600	43,302
EQT Corp.	1,300	62,647
Exelon Corp.	1,700	72,267
#FirstEnergy Corp.	600	23,472
Gas Natural, Inc.	200	2,156
*GenOn Energy, Inc.	22,687	93,924
#Great Plains Energy, Inc.	2,400	47,232
#Hawaiian Electric Industries, Inc.	1,334	33,217
IDACORP, Inc.	1,900	71,003
Integrys Energy Group, Inc.	400	19,036
ITC Holdings Corp.	1,160	76,212
#Laclede Group, Inc.	800	30,400
MDU Resources Group, Inc.	500	10,615
MGE Energy, Inc.	700	28,490
Middlesex Water Co.	600	10,668
National Fuel Gas Co.	700	47,838
New Jersey Resources Corp.	1,500	62,940
NextEra Energy, Inc.	1,600	85,536
#Nicor, Inc.	500	25,235
NiSource, Inc.	1,800	33,516
Northeast Utilities, Inc.	1,200	39,504
Northwest Natural Gas Co.	877	39,079
NorthWestern Corp.	800	22,592
*NRG Energy, Inc.	2,500	51,875
#NSTAR	500	21,690
NV Energy, Inc.	5,400	77,598
OGE Energy Corp.	900	41,301
Oneok, Inc.	600	35,334
Ormat Technologies, Inc.	2,200	67,672
Otter Tail Corp.	900	20,403
Pennichuck Corp.	100	2,810
#Pepco Holdings, Inc.	1,500	27,855
PG&E Corp.	1,700	78,676
#Piedmont Natural Gas Co.	1,700	47,702
Pinnacle West Capital Corp.	650	26,462
PNM Resources, Inc.	2,000	26,060
Portland General Electric Co.	1,100	24,574
PPL Corp.	1,100	28,369
#Progress Energy, Inc.	1,100	49,412
Public Service Enterprise Group, Inc.	6,601	214,070
Questar Corp.	2,800	48,804
#SCANA Corp.	1,000	42,270
Sempra Energy	1,100	57,277
SJW Corp.	1,000	24,440
#South Jersey Industries, Inc.	900	47,016
Southern Co.	4,558	171,472
Southwest Gas Corp.	1,500	55,860
TECO Energy, Inc.	1,400	25,774
UGI Corp.	2,900	90,915
UIL Holdings Corp.	900	27,171
Unisource Energy Corp.	700	25,067
Unitil Corp.	400	8,800

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
Vectren Corp.	1,548	$41,007
#Westar Energy, Inc.	2,200	56,100
WGL Holdings, Inc.	900	32,454
Wisconsin Energy Corp.	785	47,328
Xcel Energy, Inc.	1,700	40,069
York Water Co.	400	6,748

Total Utilities		4,149,174

TOTAL COMMON STOCKS		152,230,012

TEMPORARY CASH INVESTMENTS — (0.6%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	1,058,522	1,058,522

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.6%)
§@DFA Short Term Investment Fund	21,906,739	21,906,739
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $400,683 FNMA 5.753%, 11/01/37, valued at $134,070) to be repurchased at $130,166	$130	130,165

TOTAL SECURITIES LENDING COLLATERAL		22,036,904

TOTAL INVESTMENTS — (100.0%) (Cost $150,016,276)##		$175,325,438

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$23,405,321	—	—	$23,405,321
Consumer Staples	6,647,290	—	—	6,647,290
Energy	21,973,110	—	—	21,973,110
Financials	30,139,652	—	—	30,139,652
Health Care	6,368,425	—	—	6,368,425
Industrials	20,439,711	—	—	20,439,711
Information Technology	22,896,740	—	—	22,896,740
Materials	9,027,375	—	—	9,027,375
Other	133	$1,750	—	1,883
Telecommunication Services	7,181,331	—	—	7,181,331
Utilities	4,149,174	—	—	4,149,174
Rights/Warrants	—	—	—	—
Temporary Cash Investments	1,058,522	—	—	1,058,522
Securities Lending Collateral	—	22,036,904	—	22,036,904

TOTAL	$153,286,784	$22,038,654	—	$175,325,438

See accompanying Notes to Schedules of Investments.

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value†
COMMON STOCKS — (87.5%)
Consumer Discretionary — (11.3%)
*1-800-FLOWERS.COM, Inc.	900	$2,466
*99 Cents Only Stores	1,500	22,350
#Aaron’s, Inc.	1,500	28,785
Abercrombie & Fitch Co.	1,100	55,451
*AC Moore Arts & Crafts, Inc.	300	657
Advance Auto Parts, Inc.	600	38,364
*Aeropostale, Inc.	900	21,708
*AH Belo Corp.	200	1,622
#*Amazon.com, Inc.	1,800	305,352
Ambassadors Group, Inc.	200	2,208
*American Apparel, Inc.	1,450	1,494
*American Axle & Manufacturing Holdings, Inc.	1,500	21,450
American Eagle Outfitters, Inc.	3,050	44,103
*America’s Car-Mart, Inc.	200	4,988
*Amerigon, Inc.	600	6,534
#*AnnTaylor Stores Corp.	1,272	28,137
#Arbitron, Inc.	600	25,014
*Arctic Cat, Inc.	300	4,806
*Asbury Automotive Group, Inc.	700	12,887
*Ascena Retail Group, Inc.	1,441	39,066
*Audiovox Corp. Class A	600	4,308
#*AutoNation, Inc.	2,800	80,388
#*Bally Technologies, Inc.	400	16,372
#Barnes & Noble, Inc.	1,400	22,050
*Bassett Furniture Industries, Inc.	100	700
#*Beazer Homes USA, Inc.	1,400	7,490
bebe stores, Inc.	1,600	8,984
*Bed Bath & Beyond, Inc.	1,900	91,200
#*Belo Corp.	1,800	12,132
Best Buy Co., Inc.	2,300	78,200
Big 5 Sporting Goods Corp.	400	5,072
*Big Lots, Inc.	1,700	54,043
*Biglari Holdings, Inc.	15	6,450
#*BJ’s Restaurants, Inc.	300	10,599
#*Blue Nile, Inc.	100	5,685
Blyth, Inc.	150	5,043
*Bon-Ton Stores, Inc. (The)	800	8,872
#Books-A-Million, Inc.	500	2,845
#*BorgWarner, Inc.	2,900	195,547
#*Boyd Gaming Corp.	700	7,588
Brinker International, Inc.	1,700	40,001
*Brookfield Homes Corp.	600	8,472
Brown Shoe Co., Inc.	700	8,869
#Brunswick Corp.	313	6,235
#Buckle, Inc.	750	26,812
*Build-A-Bear-Workshop, Inc.	500	3,830
*Cabela’s, Inc.	1,600	39,840
#*Cablevision Systems Corp.	2,300	77,855
*Cache, Inc.	200	752
#Callaway Golf Co.	1,600	11,760
*Cambium Learning Group, Inc.	900	2,943
*Capella Education Co.	100	5,725
#*Career Education Corp.	700	15,708
*Caribou Coffee Co., Inc.	300	2,706
*CarMax, Inc.	3,400	111,010
*Carmike Cinemas, Inc.	400	2,616
Carnival Corp.	200	8,942
*Carriage Services, Inc.	200	1,022

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Carrols Restaurant Group, Inc.	400	$2,800
*Carter’s, Inc.	1,400	38,780
*Casual Male Retail Group, Inc.	900	3,780
Cato Corp. Class A	500	12,220
#*CavCo.Industries, Inc.	100	4,119
CBS Corp.	300	5,934
CBS Corp. Class B	4,900	97,167
*CEC Entertainment, Inc.	100	3,695
*Charming Shoppes, Inc.	2,300	7,153
*Cheesecake Factory, Inc.	500	14,755
Chico’s FAS, Inc.	3,100	33,852
#*Children’s Place Retail Stores, Inc. (The)	600	25,134
#Choice Hotels International, Inc.	500	18,965
Christopher & Banks Corp.	600	3,426
Churchill Downs, Inc.	100	4,141
Cinemark Holdings, Inc.	4,200	71,190
*Citi Trends, Inc.	400	9,160
*Clear Channel Outdoor Holdings, Inc.	600	8,334
Coach, Inc.	1,900	102,771
#*Coinstar, Inc.	200	8,278
*Coldwater Creek, Inc.	2,800	8,148
*Collective Brands, Inc.	1,700	34,612
#Columbia Sportswear Co.	800	48,784
Comcast Corp. Class A	23,731	539,880
Comcast Corp. Special Class A	9,200	197,248
#*Conn’s, Inc.	565	2,497
Cooper Tire & Rubber Co.	1,400	32,004
*Core-Mark Holding Co., Inc.	200	6,768
#*Corinthian Colleges, Inc.	700	3,696
Cracker Barrel Old Country Store, Inc.	200	10,296
*Crocs, Inc.	1,700	27,863
*Crown Media Holdings, Inc.	1,413	3,391
*Culp, Inc.	400	3,996
#*Cumulus Media, Inc.	100	382
*Dana Holding Corp.	2,200	39,424
Darden Restaurants, Inc.	1,000	47,110
*Deckers Outdoor Corp.	1,500	110,085
*dELiA*s, Inc.	400	740
*Destination Maternity Corp.	200	8,106
DeVry, Inc.	200	10,422
#*Dick’s Sporting Goods, Inc.	1,600	57,744
Dillard’s, Inc.	1,500	59,580
*DineEquity, Inc.	100	5,158
*DIRECTV Class A	5,852	248,066
#*Discovery Communications, Inc. Class A	2,400	93,600
*Discovery Communications, Inc. Class C	2,514	85,375
*DISH Network Corp.	1,900	40,109
*Dolan Media Co.	1,000	13,710
*Dollar Tree, Inc.	1,200	60,696
*Dorman Products, Inc.	400	12,868
DR Horton, Inc.	6,400	79,296
*DreamWorks Animation SKG, Inc.	1,100	30,877
#Drew Industries, Inc.	500	11,810
#*drugstore.com, Inc.	1,900	3,354
#*DSW, Inc.	400	13,316
#*Eastman Kodak Co.	5,800	21,228
*Einstein Noah Restaurant Group, Inc.	300	4,662
Emerson Radio Corp.	900	1,917
*Entercom Communications Corp.	500	4,900
Ethan Allen Interiors, Inc.	400	8,960
#*EW Scripps Co. Class A (The)	866	7,863

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Family Dollar Stores, Inc.	600	$25,488
*Federal-Mogul Corp.	3,076	72,471
Finish Line, Inc. Class A	1,000	15,390
*Fisher Communications, Inc.	400	9,656
Foot Locker, Inc.	4,600	82,156
#*Ford Motor Co.	27,300	435,435
Fortune Brands, Inc.	100	6,168
*Fossil, Inc.	1,050	74,602
Fred’s, Inc.	700	9,401
*Fuel Systems Solutions, Inc.	400	10,412
*Full House Resorts, Inc.	300	1,347
*Furniture Brands International, Inc.	400	1,800
Gaiam, Inc.	700	5,341
#*GameStop Corp. Class A	1,500	31,605
Gannett Co., Inc.	4,700	69,278
Gap, Inc.	5,100	98,277
#Garmin, Ltd.	2,200	67,826
#Gentex Corp.	3,200	102,624
Genuine Parts Co.	1,200	62,100
#*G-III Apparel Group, Ltd.	400	13,956
*Global Traffic Network, Inc.	100	1,073
*Goodyear Tire & Rubber Co.	1,700	20,196
*Grand Canyon Education, Inc.	200	3,618
*Gray Television, Inc.	800	1,584
#Group 1 Automotive, Inc.	400	15,136
Guess?, Inc.	900	38,502
*Hanesbrands, Inc.	1,500	34,530
Harley-Davidson, Inc.	1,950	77,318
*Harman International Industries, Inc.	900	38,988
Harte-Hanks, Inc.	2,000	24,940
Hasbro, Inc.	1,000	44,090
Haverty Furniture Cos., Inc.	300	3,612
*Heelys, Inc.	400	1,192
*Helen of Troy, Ltd.	600	16,842
#*hhgregg, Inc.	700	12,831
*Hibbett Sporting Goods, Inc.	600	19,212
#Hillenbrand, Inc.	500	10,805
Home Depot, Inc.	12,800	470,656
Hooker Furniture Corp.	300	4,023
#Hot Topic, Inc.	800	4,344
#*Hovnanian Enterprises, Inc.	400	1,768
*HSN, Inc.	1,080	30,413
*Iconix Brand Group, Inc.	1,500	29,775
International Game Technology.	700	12,019
International Speedway Corp.	300	8,679
#*Interpublic Group of Cos., Inc. (The)	8,900	95,141
*Interval Leisure Group, Inc.	500	7,835
*iRobot Corp.	500	13,500
*Isle of Capri Casinos, Inc.	300	2,826
#*ITT Educational Services, Inc.	200	13,168
*J. Crew Group, Inc.	700	30,394
J.C. Penney Co., Inc.	5,500	176,385
*Jack in the Box, Inc.	400	8,776
*Jackson Hewitt Tax Service, Inc.	200	312
#*JAKKS Pacific, Inc.	600	10,374
Jarden Corp.	500	16,950
*Jo-Ann Stores, Inc.	600	36,198
Johnson Controls, Inc.	7,300	280,247
Jones Group, Inc. (The)	1,400	17,766
#*Jos. A. Bank Clothiers, Inc.	600	25,638
*Journal Communications, Inc.	800	3,840

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*K12, Inc.	600	$16,350
#KB Home	1,900	28,196
*Kenneth Cole Productions, Inc. Class A	400	5,456
*Kid Brands, Inc.	500	4,555
#*Kirkland’s, Inc.	300	3,974
*Knology, Inc.	1,000	14,630
*Kohl’s Corp.	4,255	216,069
#*K-Swiss, Inc. Class A	700	8,050
*Lakes Entertainment, Inc.	500	1,425
#*Lamar Advertising Co. Class A	1,600	58,944
*Las Vegas Sands Corp.	1,800	83,682
*Lazare Kaplan International, Inc.	300	440
#*La-Z-Boy, Inc.	1,400	11,648
*Leapfrog Enterprises, Inc.	1,200	4,632
*Lear Corp.	400	42,252
*Lee Enterprises, Inc.	1,000	2,880
Leggett & Platt, Inc.	4,600	103,638
#Lennar Corp. Class A	4,800	92,928
Lennar Corp. Class B Voting	1,600	25,392
*Libbey, Inc.	300	4,581
#*Liberty Global, Inc. Class A	2,800	113,568
#*Liberty Global, Inc. Class C	3,000	114,810
*Liberty Media Corp. Capital Class A	3,100	203,546
*Liberty Media Corp. Interactive Class A	11,152	176,648
*Liberty Media-Starz Corp. Series A	1,322	88,138
*Liberty Media-Starz Corp. Series B	20	1,334
*Lifetime Brands, Inc.	200	2,426
Limited Brands, Inc.	4,900	143,276
*LIN TV Corp. Class A	400	1,928
#Lincoln Educational Services Corp.	300	4,530
Lithia Motors, Inc.	400	5,400
#*Live Nation Entertainment, Inc.	3,260	33,904
#*Liz Claiborne, Inc.	3,100	15,314
*LKQ Corp.	3,600	86,976
*LodgeNet Interactive Corp.	600	2,064
Lowe’s Cos., Inc.	9,396	233,021
*Luby’s, Inc.	400	2,308
#*Lumber Liquidators Holdings, Inc.	53	1,481
*M/I Homes, Inc.	500	7,330
Mac-Gray Corp.	400	5,892
Macy’s, Inc.	9,700	224,555
*Madison Square Garden, Inc.	1,375	34,678
*Maidenform Brands, Inc.	400	10,296
Marcus Corp.	200	2,370
*Marine Products Corp.	700	5,040
*MarineMax, Inc.	700	6,328
#Marriott International, Inc. Class A	2,413	95,289
#*Martha Stewart Living Omnimedia, Inc. Class A	700	2,709
Mattel, Inc.	3,500	82,880
#*McClatchy Co. (The)	1,600	8,160
McDonald’s Corp.	7,000	515,690
McGraw-Hill Cos., Inc.	2,400	93,552
MDC Holdings, Inc.	1,200	37,092
*Media General, Inc. Class A	600	3,012
*Mediacom Communications Corp. Class A	1,200	10,518
Men’s Wearhouse, Inc. (The)	1,300	34,073
Meredith Corp.	800	26,960
*Meritage Homes Corp.	700	16,072
#*MGM Resorts International	8,286	122,881
*Midas, Inc.	300	2,133
*Modine Manufacturing Co.	1,700	28,050

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Mohawk Industries, Inc.	2,500	$138,875
*Monarch Casino & Resort, Inc.	102	1,106
*Morgans Hotel Group Co.	200	1,807
#Morningstar, Inc.	1,000	53,420
*Motorcar Parts of America, Inc.	400	5,760
*Movado Group, Inc.	400	5,764
*Nathan’s Famous, Inc.	200	3,232
National CineMedia, Inc.	1,100	19,404
*Nautilus, Inc.	296	722
*Navarre Corp.	595	1,267
#*Netflix, Inc.	1,000	214,080
*New York & Co., Inc.	1,300	7,267
#*New York Times Co. Class A (The)	4,300	43,473
#Newell Rubbermaid, Inc.	2,180	41,965
News Corp. Class A	20,814	312,626
News Corp. Class B	7,900	130,982
#*Nexstar Broadcasting Group, Inc.	500	2,455
NIKE, Inc. Class B	3,700	305,176
Nordstrom, Inc.	2,100	86,478
#Nutri/System, Inc.	200	3,792
*Office Depot, Inc.	9,600	50,400
Omnicom Group, Inc.	2,200	98,736
*Orbitz Worldwide, Inc.	1,700	8,721
#*O’Reilly Automotive, Inc.	1,133	64,388
#*Orient-Express Hotels, Ltd.	700	8,512
#*Orleans Homebuilders, Inc.	300	26
Outdoor Channel Holdings, Inc.	500	4,000
*Overstock.com, Inc.	400	5,968
Oxford Industries, Inc.	200	4,734
*Pacific Sunwear of California, Inc.	1,600	6,816
*Palm Harbor Homes, Inc.	300	12
*Panera Bread Co. Class A	500	47,780
#*Peet’s Coffee & Tea, Inc.	100	3,816
*Penn National Gaming, Inc.	1,200	42,876
*Penske Automotive Group, Inc.	1,900	32,110
Pep Boys - Manny, Moe & Jack (The)	1,600	22,304
*Perry Ellis International, Inc.	400	11,260
#PetMed Express, Inc.	300	4,527
PetSmart, Inc.	500	20,120
*Phillips-Van Heusen Corp.	1,802	105,183
#*Pier 1 Imports, Inc.	2,700	25,299
*Pinnacle Entertainment, Inc.	600	9,048
*Playboy Enterprises, Inc. Class B	300	1,842
#Polaris Industries, Inc.	300	23,076
Polo Ralph Lauren Corp.	300	32,154
Pool Corp.	800	19,504
*Priceline.com, Inc.	300	128,556
Primedia, Inc.	1,200	6,324
*Princeton Review, Inc.	300	334
#*Pulte Group, Inc.	900	7,101
*Quiksilver, Inc.	3,500	15,645
#*Radio One, Inc.	1,000	1,250
RadioShack Corp.	2,400	36,360
*RC2 Corp.	600	12,192
*Red Robin Gourmet Burgers, Inc.	200	4,128
#Regal Entertainment Group	3,200	38,912
Regis Corp.	500	8,380
#Rent-A-Center, Inc.	1,500	44,610
*Rentrak Corp.	200	5,489
*Retail Ventures, Inc.	1,000	15,080
RG Barry Corp.	400	4,232

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Ross Stores, Inc.	1,000	$65,200
*Royal Caribbean Cruises, Ltd.	1,600	71,840
*Ruby Tuesday, Inc.	1,400	18,872
#Ryland Group, Inc. (The)	1,200	21,360
*Saga Communications, Inc.	100	2,585
*Saks, Inc.	3,300	38,676
Salem Communications Corp.	400	1,276
#*Sally Beauty Holdings, Inc.	3,500	46,060
Scholastic Corp.	800	23,784
*Scientific Games Corp.	700	7,224
Scripps Networks Interactive, Inc.	1,200	55,800
*Sealy Corp.	1,400	3,710
#*Sears Holdings Corp.	1,701	128,204
*Select Comfort Corp.	600	6,096
Service Corp. International	6,200	53,754
Shiloh Industries, Inc.	200	2,584
*Shoe Carnival, Inc.	200	4,950
*Shuffle Master, Inc.	400	4,134
#*Shutterfly, Inc.	700	23,303
*Signet Jewelers, Ltd. ADR	1,900	80,712
Sinclair Broadcast Group, Inc. Class A	1,000	8,770
*Skechers U.S.A., Inc. Class A	1,100	22,627
Skyline Corp.	100	2,009
#*Smith & Wesson Holding Corp.	300	1,065
Snap-On, Inc.	2,200	124,586
#Sonic Automotive, Inc.	700	8,715
#Sotheby’s Class A	600	24,180
Spartan Motors, Inc.	700	4,368
#Speedway Motorsports, Inc.	200	2,896
Stage Stores, Inc.	800	12,400
Standard Motor Products, Inc.	800	9,688
*Standard Pacific Corp.	2,800	12,320
Stanley Black & Decker, Inc.	2,457	178,575
*Stanley Furniture, Inc.	264	1,096
Staples, Inc.	5,900	131,629
Starbucks Corp.	7,100	223,863
Starwood Hotels & Resorts Worldwide, Inc.	1,600	94,352
Stein Mart, Inc.	1,000	7,835
*Steiner Leisure, Ltd.	200	8,864
*Steinway Musical Instruments, Inc.	100	1,911
*Steven Madden, Ltd.	600	22,902
*Stoneridge, Inc.	400	5,900
Sturm Ruger & Co., Inc.	300	4,473
Superior Industries International, Inc.	700	14,000
*Systemax, Inc.	800	10,928
#*Talbots, Inc.	293	1,600
Target Corp.	6,900	378,327
#*Tempur-Pedic International, Inc.	800	34,912
*Tenneco, Inc.	600	24,798
*Texas Roadhouse, Inc.	300	4,986
Thor Industries, Inc.	1,400	52,024
Tiffany & Co.	1,100	63,943
*Timberland Co. Class A	1,600	42,768
Time Warner Cable, Inc.	5,416	367,367
Time Warner, Inc.	14,106	443,634
TJX Cos., Inc. (The)	1,400	66,346
*Toll Brothers, Inc.	3,600	72,864
Tractor Supply Co.	1,200	61,572
*Trans World Entertainment Corp.	1,000	1,770
*True Religion Apparel, Inc.	500	10,275
#*Tuesday Morning Corp.	1,000	4,950

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Tupperware Corp.	1,250	$57,188
*Ulta Salon Cosmetics & Fragrance, Inc.	900	33,336
#*Under Armour, Inc. Class A	900	53,874
*Unifi, Inc.	433	7,201
*Universal Electronics, Inc.	400	10,532
Universal Technical Institute, Inc.	200	3,650
*Urban Outfitters, Inc.	1,300	43,966
*US Auto Parts Network, Inc.	600	4,980
#V.F. Corp.	700	57,904
#*Vail Resorts, Inc.	600	28,830
*Valassis Communications, Inc.	900	27,306
*Valuevision Media, Inc. Class A	600	3,714
#Viacom, Inc. Class A	400	19,056
Viacom, Inc. Class B	4,200	174,510
Volcom, Inc.	600	9,960
*WABCO Holdings, Inc.	1,800	105,120
Walt Disney Co. (The)	28,074	1,091,236
*Warnaco Group, Inc.	1,000	51,080
*Warner Music Group Corp.	1,500	7,845
#Washington Post Co. Class B	200	85,670
#Weight Watchers International, Inc.	1,000	38,800
Wendy’s/Arby’s Group, Inc.	10,625	51,319
#*West Marine, Inc.	700	8,953
*Wet Seal, Inc. (The)	1,700	5,814
#Whirlpool Corp.	2,200	188,100
Wiley (John) & Sons, Inc. Class A	1,300	59,735
Williams-Sonoma, Inc.	3,400	109,480
#*Winnebago Industries, Inc.	398	5,930
*WMS Industries, Inc.	500	20,975
Wolverine World Wide, Inc.	1,300	41,405
World Wrestling Entertainment, Inc.	600	7,230
Wyndham Worldwide Corp.	3,100	87,203
Yum! Brands, Inc.	137	6,406
#*Zale Corp.	300	1,401
*Zumiez, Inc.	700	16,254

Total Consumer Discretionary		18,458,717

Consumer Staples — (6.8%)
Alberto-Culver Co.	900	33,525
#Alico, Inc.	100	2,511
Altria Group, Inc.	13,400	315,034
Andersons, Inc. (The)	300	11,634
Archer-Daniels-Midland Co.	2,600	84,942
Avon Products, Inc.	3,565	100,925
B&G Foods, Inc.	500	6,715
*BJ’s Wholesale Club, Inc.	2,100	92,274
*Boston Beer Co., Inc. Class A	200	18,002
#Brown-Forman Corp. Class B	1,100	72,985
Calavo Growers, Inc.	200	4,616
Cal-Maine Foods, Inc.	300	8,508
#Campbell Soup Co.	1,072	36,598
Casey’s General Stores, Inc.	900	38,241
*Central European Distribution Corp.	900	20,646
*Central Garden & Pet Co.	400	3,884
*Central Garden & Pet Co. Class A	500	4,740
#*Chiquita Brands International, Inc.	1,600	24,672
Church & Dwight Co., Inc.	1,300	89,453
#Clorox Co.	800	50,312
Coca-Cola Co. (The)	17,700	1,112,445
Coca-Cola Enterprises, Inc.	1,700	42,772
Colgate-Palmolive Co.	4,400	337,788

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
ConAgra, Inc.	1,600	$35,728
*Constellation Brands, Inc. Class A	1,412	27,139
Corn Products International, Inc.	900	41,517
Costco Wholesale Corp.	1,900	136,496
CVS Caremark Corp.	10,500	359,100
*Darling International, Inc.	1,400	18,970
*Dean Foods Co.	3,400	34,510
Del Monte Foods Co.	3,985	75,556
#Diamond Foods, Inc.	200	9,954
Dr. Pepper Snapple Group, Inc.	4,300	152,349
*Elizabeth Arden, Inc.	600	15,354
*Energizer Holdings, Inc.	1,100	80,014
Estee Lauder Cos., Inc.	1,400	112,700
Farmer Brothers Co.	200	2,594
Flowers Foods, Inc.	3,000	75,690
General Mills, Inc.	5,000	173,900
#*Great Atlantic & Pacific Tea Co.	1,400	308
*Green Mountain Coffee, Inc.	1,950	65,481
H.J. Heinz Co.	2,800	133,000
*Hain Celestial Group, Inc.	1,300	34,619
*Hansen Natural Corp.	700	39,648
*Heckmann Corp.	773	3,734
Herbalife, Ltd.	500	32,665
Hershey Co. (The)	1,000	46,690
#Hormel Foods Corp.	1,749	86,401
*HQ Sustainable Maritime Industries, Inc.	200	864
Imperial Sugar Co.	200	2,396
Ingles Markets, Inc.	300	5,811
Inter Parfums, Inc.	350	6,244
J & J Snack Foods Corp.	300	12,741
J.M. Smucker Co.	2,800	174,048
Kellogg Co.	3,200	160,960
Kimberly-Clark Corp.	2,220	143,701
Kraft Foods, Inc.	27,557	842,417
#Kroger Co. (The)	3,900	83,460
#Lancaster Colony Corp.	300	16,671
#*Lifeway Foods, Inc.	300	2,757
*Mannatech, Inc.	155	276
McCormick & Co., Inc.	1,531	67,670
Mead Johnson Nutrition Co.	1,000	57,970
#*Medifast, Inc.	300	7,176
Molson Coors Brewing Co.	3,144	147,359
Nash-Finch Co.	200	7,534
National Beverage Corp.	800	10,760
Nu Skin Enterprises, Inc. Class A	1,000	30,080
*Nutraceutical International Corp.	200	2,774
*Omega Protein Corp.	200	1,632
*Overhill Farms, Inc.	400	2,384
*Pantry, Inc.	200	3,334
PepsiCo, Inc.	10,700	688,117
Philip Morris International, Inc.	4,700	269,028
*Prestige Brands Holdings, Inc.	900	9,936
PriceSmart, Inc.	600	21,894
Procter & Gamble Co. (The)	21,481	1,356,096
*Ralcorp Holdings, Inc.	1,300	79,560
Reliv’ International, Inc.	400	920
*Revlon, Inc.	650	6,331
Reynolds American, Inc.	5,600	178,136
#Ruddick Corp.	1,000	33,700
#Safeway, Inc.	11,200	231,728
#Sanderson Farms, Inc.	200	8,222

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
#Sara Lee Corp.	4,700	$79,759
Schiff Nutrition International, Inc.	300	2,226
*Seneca Foods Corp.	200	5,560
*Smart Balance, Inc.	1,000	4,005
*Smithfield Foods, Inc.	4,900	97,559
Snyders-Lance, Inc.	300	6,222
Spartan Stores, Inc.	400	5,796
*Spectrum Brands Holdings, Inc.	500	16,390
#SUPERVALU, Inc.	7,400	53,946
*Susser Holdings Corp.	300	4,326
Sysco Corp.	3,400	99,076
#Tootsie Roll Industries, Inc.	318	8,796
#*TreeHouse Foods, Inc.	400	19,140
*United Natural Foods, Inc.	1,100	40,700
#Universal Corp.	300	11,367
*USANA Health Sciences, Inc.	200	7,584
Walgreen Co.	5,900	238,596
Wal-Mart Stores, Inc.	21,704	1,216,943
WD-40 Co.	300	11,811
Weis Markets, Inc.	600	23,718
#*Whole Foods Market, Inc.	3,500	180,985
*Winn-Dixie Stores, Inc.	1,000	6,380

Total Consumer Staples		11,122,911

Energy — (10.1%)
*Allis-Chalmers Energy, Inc.	2,300	17,434
#Alon USA Energy, Inc.	1,500	11,715
*Alpha Natural Resources, Inc.	1,400	75,222
Anadarko Petroleum Corp.	3,900	300,612
Apache Corp.	3,213	383,504
Arch Coal, Inc.	3,500	119,875
*Atlas Energy, Inc.	2,800	124,040
*ATP Oil & Gas Corp.	1,000	16,960
*Atwood Oceanics, Inc.	1,700	68,714
Baker Hughes, Inc.	6,086	416,952
*Basic Energy Services, Inc.	1,000	18,260
#Berry Petroleum Corp. Class A	1,600	74,672
#*Bill Barrett Corp.	1,800	73,764
*Bolt Technology Corp.	200	2,844
#*BPZ Resources, Inc.	2,500	14,375
*Brigham Exploration Co.	1,700	50,337
*Bristow Group, Inc.	1,100	56,639
*Bronco Drilling Co., Inc.	700	4,844
#Cabot Oil & Gas Corp.	2,000	83,260
*Cal Dive International, Inc.	3,800	23,332
*Callon Petroleum Co.	400	3,484
*Cameron International Corp.	2,174	115,874
#CARBO Ceramics, Inc.	500	57,580
*Carrizo Oil & Gas, Inc.	600	20,310
*Cheniere Energy, Inc.	1,200	8,772
Chesapeake Energy Corp.	8,604	254,076
Chevron Corp.	20,988	1,992,391
*China Natural Gas, Inc.	400	2,076
Cimarex Energy Co.	2,058	214,300
*Clayton Williams Energy, Inc.	300	26,595
*Complete Production Services, Inc.	2,100	58,674
#*Comstock Resources, Inc.	1,129	31,273
*Concho Resources, Inc.	1,500	144,375
ConocoPhillips	6,000	428,760
Consol Energy, Inc.	800	39,760
*Contango Oil & Gas Co.	500	29,000

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Continental Resources, Inc.	1,600	$102,736
*CREDO Petroleum Corp.	200	2,282
Crosstex Energy, Inc.	1,100	9,306
*CVR Energy, Inc.	500	8,660
*Dawson Geophysical Co.	300	10,143
*Denbury Resources, Inc.	7,972	162,230
Devon Energy Corp.	5,804	514,757
DHT Holdings, Inc.	500	2,545
#Diamond Offshore Drilling, Inc.	1,400	100,394
*Double Eagle Petroleum Co.	400	3,116
*Dresser-Rand Group, Inc.	2,300	105,708
*Dril-Quip, Inc.	900	69,408
El Paso Corp.	7,713	122,482
*ENGlobal Corp.	600	2,706
EOG Resources, Inc.	3,630	386,196
*Evolution Petroleum Corp.	400	2,948
EXCO Resources, Inc.	1,900	38,152
#*Exterran Holdings, Inc.	2,300	57,063
Exxon Mobil Corp.	12,208	984,941
*FMC Technologies, Inc.	1,400	131,600
#*Forest Oil Corp.	2,307	89,512
*Frontier Oil Corp.	1,600	33,280
*FX Energy, Inc.	600	5,460
General Maritime Corp.	1,370	4,192
*Geokinetics, Inc.	400	3,404
*GeoMet, Inc.	348	428
*GeoResources, Inc.	509	14,069
*Global Industries, Ltd.	2,200	17,633
#*GMX Resources, Inc.	500	2,610
#*Goodrich Petroleum Corp.	1,000	21,220
*Gran Tierra Energy, Inc.	341	3,079
#*Green Plains Renewable Energy, Inc.	400	4,460
Gulf Island Fabrication, Inc.	400	10,832
*Gulfmark Offshore, Inc.	700	26,915
*Gulfport Energy Corp.	900	21,546
Halliburton Co.	8,657	389,565
*Harvest Natural Resources, Inc.	1,100	12,232
*Helix Energy Solutions Group, Inc.	2,900	35,960
Helmerich & Payne, Inc.	2,400	140,952
*Hercules Offshore, Inc.	3,100	10,261
Hess Corp.	3,465	291,476
*HKN, Inc.	200	682
Holly Corp.	700	34,349
#*Hornbeck Offshore Services, Inc.	900	21,366
#Houston American Energy Corp.	500	7,815
*International Coal Group, Inc.	3,600	33,300
#*ION Geophysical Corp.	3,400	32,334
#*James River Coal Co.	800	17,988
*Key Energy Services, Inc.	2,700	35,937
*Kodiak Oil & Gas Corp.	1,200	7,620
Lufkin Industries, Inc.	1,000	66,720
#*Magnum Hunter Resources Corp.	700	4,928
Marathon Oil Corp.	9,117	416,647
Massey Energy Co.	1,400	88,004
*Matrix Service Co.	900	10,134
*Mitcham Industries, Inc.	200	2,202
Murphy Oil Corp.	1,841	122,058
*Nabors Industries, Ltd.	7,100	173,240
National-Oilwell, Inc.	4,292	317,179
*Natural Gas Services Group, Inc.	400	7,144
*Newfield Exploration Co.	2,100	153,657

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Newpark Resources, Inc.	2,200	$13,156
Noble Energy, Inc.	1,700	154,870
*Northern Oil & Gas, Inc.	700	19,299
Occidental Petroleum Corp.	4,500	435,060
*Oceaneering International, Inc.	1,700	131,291
*Oil States International, Inc.	1,589	107,671
#Overseas Shipholding Group, Inc.	1,000	33,240
*OYO Geospace Corp.	200	19,166
#*Pacific Ethanol, Inc.	1,400	1,190
Panhandle Oil & Gas, Inc.	200	5,350
*Parker Drilling Co.	4,100	17,794
#*Patriot Coal Corp.	2,600	68,042
#Patterson-UTI Energy, Inc.	4,700	109,698
Peabody Energy Corp.	1,200	76,104
Penn Virginia Corp.	950	16,511
#*Petrohawk Energy Corp.	4,700	94,235
*Petroleum Development Corp.	700	31,857
*PetroQuest Energy, Inc.	1,300	10,192
*PHI, Inc.	200	4,124
*Pioneer Drilling Co.	700	6,202
Pioneer Natural Resources Co.	3,200	304,512
*Plains Exploration & Production Co.	3,100	109,740
*Pride International, Inc.	5,023	163,248
QEP Resources, Inc.	5,000	203,200
*Quicksilver Resources, Inc.	3,200	48,032
*RAM Energy Resources, Inc.	900	1,521
Range Resources Corp.	2,000	99,740
*Rex Energy Corp.	1,000	12,035
*Rosetta Resources, Inc.	1,300	51,935
*Rowan Cos., Inc.	2,900	99,412
#RPC, Inc.	3,750	65,925
#*SandRidge Energy, Inc.	9,999	74,393
#Schlumberger, Ltd.	12,871	1,145,390
SEACOR Holdings, Inc.	800	84,552
#*Seahawk Drilling, Inc.	274	1,903
#Ship Finance International, Ltd.	600	12,006
#SM Energy Co.	1,900	118,104
Southern Union Co.	1,417	37,862
*Southwestern Energy Co.	2,500	98,750
Spectra Energy Corp.	5,900	154,757
#*Stone Energy Corp.	1,000	23,250
Sunoco, Inc.	2,023	85,876
*Superior Energy Services, Inc.	2,400	84,288
*Swift Energy Corp.	1,300	55,458
*Teekay Corp.	2,806	95,011
*Tesoro Petroleum Corp.	4,500	86,625
*Tetra Technologies, Inc.	2,100	23,835
*TGC Industries, Inc.	330	1,515
#Tidewater, Inc.	1,701	101,192
#*Toreador Resources Corp.	700	11,116
#*Trico Marine Services, Inc.	500	55
*Tri-Valley Corp.	700	301
*Ultra Petroleum Corp.	1,500	71,595
*Union Drilling, Inc.	600	4,380
*Unit Corp.	1,900	97,280
#*Uranium Energy Corp.	800	4,184
#*USEC, Inc.	2,800	15,540
*VAALCO Energy, Inc.	1,100	8,008
Valero Energy Corp.	8,200	207,952
*Venoco, Inc.	900	18,774
*Verenium Corp.	300	909

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
W&T Offshore, Inc.	1,400	$28,490
*Warren Resources, Inc.	2,000	11,160
*Western Refining, Inc.	1,800	21,924
*Westmoreland Coal Co.	400	5,440
*Whiting Petroleum Corp.	1,300	164,164
*Willbros Group, Inc.	800	9,568
Williams Cos., Inc. (The)	3,300	89,067
World Fuel Services Corp.	1,600	60,064

Total Energy		16,503,508

Financials — (13.2%)
1st Source Corp.	300	5,655
21st Century Holding Co.	200	664
Abington Bancorp, Inc.	500	6,210
*Affiliated Managers Group, Inc.	800	81,464
*Affirmative Insurance Holdings, Inc.	100	250
Aflac, Inc.	3,079	177,289
*Allegheny Corp.	204	62,991
*Allied World Assurance Co. Holdings, Ltd.	1,200	72,396
Allstate Corp. (The)	5,200	161,928
Alterra Capital Holdings, Ltd.	1,400	30,170
*Altisource Portfolio Solutions SA	500	14,490
*Amcore Financial, Inc.	102	1
*American Capital, Ltd.	2,664	21,765
American Equity Investment Life Holding Co.	1,100	13,948
American Express Co.	8,000	347,040
#*American International Group, Inc.	1,100	44,385
American National Insurance Co.	600	50,028
*American Safety Insurance Holdings, Ltd.	300	6,018
Ameriprise Financial, Inc.	1,600	98,640
*Ameris Bancorp	203	1,935
*AMERISAFE, Inc.	500	8,905
AmTrust Financial Services, Inc.	1,200	22,212
AON Corp.	1,800	82,332
*Arch Capital Group, Ltd.	1,000	88,250
Argo Group International Holdings, Ltd.	700	24,934
#Arrow Financial Corp.	212	4,808
Aspen Insurance Holdings, Ltd.	2,140	64,307
*Asset Acceptance Capital Corp.	900	5,454
#Associated Banc-Corp.	3,903	54,564
Assurant, Inc.	1,400	54,922
Assured Guaranty, Ltd.	3,300	47,718
Asta Funding, Inc.	300	2,303
#Astoria Financial Corp.	2,100	29,904
*Atlantic Coast Federal Corp.	200	404
*Avatar Holdings, Inc.	200	3,994
Axis Capital Holdings, Ltd.	2,400	85,392
#BancFirst Corp.	400	16,224
*Bancorp, Inc.	400	3,760
#BancorpSouth, Inc.	2,000	31,280
*BancTrust Financial Group, Inc.	200	558
Bank Mutual Corp.	600	2,658
Bank of America Corp.	128,591	1,765,554
*Bank of Florida Corp.	200	6
#Bank of Hawaii Corp.	800	37,496
#Bank of New York Mellon Corp. (The)	10,500	327,915
Bank of the Ozarks, Inc.	300	12,939
#*BankAtlantic Bancorp, Inc.	826	826
BankFinancial Corp.	500	4,560
Banner Corp.	400	944
#BB&T Corp.	6,405	177,034

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Beneficial Mutual Bancorp, Inc.	1,400	$12,362
*Berkshire Hathaway, Inc.	500	40,875
Berkshire Hills Bancorp, Inc.	100	2,124
#BGC Partners, Inc. Class A	800	6,480
BlackRock, Inc.	700	138,614
BOK Financial Corp.	1,338	69,148
Boston Private Financial Holdings, Inc.	1,400	9,394
Brookline Bancorp, Inc.	1,300	14,079
Brown & Brown, Inc.	1,700	42,092
*Cadence Financial Corp.	200	498
Calamos Asset Management, Inc.	500	7,690
Camden National Corp.	200	6,846
Capital City Bank Group, Inc.	200	2,530
Capital One Financial Corp.	4,600	221,536
CapitalSource, Inc.	7,360	56,819
#*Capitol Bancorp, Ltd.	300	87
*Capitol Federal Financial, Inc.	1,810	22,064
Cardinal Financial Corp.	600	6,600
Cash America International, Inc.	700	28,161
Cathay General Bancorp	1,500	25,965
*CB Richard Ellis Group, Inc.	3,400	75,446
Center Bancorp, Inc.	336	3,024
*Center Financial Corp.	200	1,470
CenterState Banks of Florida, Inc.	500	3,670
#*Central Pacific Financial Corp.	200	310
#Charles Schwab Corp. (The)	5,400	97,470
Chemical Financial Corp.	500	10,380
#Chubb Corp.	3,100	179,583
#Cincinnati Financial Corp.	1,828	58,569
*CIT Group, Inc.	2,529	120,608
*Citigroup, Inc.	309,603	1,492,286
#*Citizens, Inc.	1,000	7,130
#City Holding Co.	300	10,440
#City National Corp.	1,100	63,569
Clifton Savings Bancorp, Inc.	300	3,429
CME Group, Inc.	400	123,424
*CNA Financial Corp.	4,800	128,976
*CNA Surety Corp.	1,100	26,433
*CNO Financial Group, Inc.	6,200	39,246
#CoBiz Financial, Inc.	800	5,104
#Cohen & Steers, Inc.	402	11,381
#Columbia Banking System, Inc.	600	12,060
#Comerica, Inc.	4,000	152,800
#Commerce Bancshares, Inc.	1,585	65,191
#Community Bank System, Inc.	700	17,696
Community Trust Bancorp, Inc.	100	2,891
*CompuCredit Holdings Corp.	499	3,014
Consolidated-Tokoma Land Co.	200	5,770
*Cowen Group, Inc.	800	3,624
*Credit Acceptance Corp.	700	39,585
Cullen Frost Bankers, Inc.	1,200	69,336
#CVB Financial Corp.	2,400	19,872
#Danvers Bancorp, Inc.	400	8,624
#Delphi Financial Group, Inc. Class A	1,200	34,536
Dime Community Bancshares, Inc.	700	10,556
#*Dollar Financial Corp.	500	15,315
Donegal Group, Inc. Class A	500	6,475
*Doral Financial Corp.	1,100	1,364
Duff & Phelps Corp.	300	5,088
#East West Bancorp, Inc.	2,700	58,617
Eastern Insurance Holdings, Inc.	200	2,598

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Eaton Vance Corp.	400	$12,120
#*eHealth, Inc.	500	6,050
#EMC Insurance Group, Inc.	300	6,741
Employers Holdings, Inc.	1,100	18,469
*Encore Bancshares, Inc.	200	2,316
*Encore Capital Group, Inc.	600	13,650
Endurance Specialty Holdings, Ltd.	1,500	69,735
*Enstar Group, Ltd.	300	24,831
Enterprise Financial Services Corp.	100	1,298
Erie Indemnity Co.	600	39,852
ESSA Bancorp, Inc.	400	5,052
Evercore Partners, Inc. Class A	200	6,460
Everest Re Group, Ltd.	1,100	92,708
*EzCorp, Inc.	900	24,210
#F.N.B. Corp.	2,400	24,240
FBL Financial Group, Inc. Class A	800	22,248
#Federated Investors, Inc. Class B	100	2,708
#Fidelity National Financial, Inc.	4,800	64,560
Fifth Third Bancorp	5,500	81,785
Financial Institutions, Inc.	300	5,799
*First Acceptance Corp.	1,000	1,840
First Bancorp	200	3,006
First Busey Corp.	400	1,968
*First Cash Financial Services, Inc.	600	19,794
First Commonwealth Financial Corp.	800	5,144
First Community Bancshares, Inc.	400	5,380
*First Defiance Financial Corp.	200	2,618
First Financial Bancorp	1,300	21,970
#First Financial Bankshares, Inc.	500	24,660
First Financial Corp.	100	3,153
First Financial Holdings, Inc.	300	3,108
First Financial Northwest, Inc.	400	1,880
*First Horizon National Corp.	2,018	22,864
First Merchants Corp.	300	2,718
First Mercury Financial Corp.	400	6,580
First Midwest Bancorp, Inc.	1,600	18,704
#First Niagara Financial Group, Inc.	4,589	63,695
*First Place Financial Corp.	400	1,136
*First Security Group, Inc.	400	380
First South Bancorp, Inc.	200	1,160
FirstMerit Corp.	2,104	38,545
Flagstone Reinsurance Holdings SA	2,006	24,594
Flushing Financial Corp.	600	8,550
#*Forest City Enterprises, Inc. Class A	4,808	81,303
Franklin Resources, Inc.	1,600	193,040
Fulton Financial Corp.	4,000	41,280
Gallagher (Arthur J.) & Co.	2,000	59,360
GAMCO Investors, Inc.	100	4,448
*Genworth Financial, Inc.	10,100	137,057
German American Bancorp, Inc.	200	3,424
GFI Group, Inc.	2,300	11,776
Glacier Bancorp, Inc.	300	4,233
*Gleacher & Co., Inc.	1,900	4,038
*Global Indemnity P.L.C.	450	8,962
Goldman Sachs Group, Inc. (The)	5,082	831,517
#Great Southern Bancorp, Inc.	300	6,570
#*Greene Bancshares, Inc.	201	633
#Greenhill & Co., Inc.	300	20,826
*Greenlight Capital Re, Ltd.	700	19,789
*Guaranty Bancorp	600	882
*Hallmark Financial Services, Inc.	500	4,245

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Hampden Bancorp, Inc.	100	$1,215
#Hancock Holding Co.	700	22,960
*Hanmi Financial Corp.	1,100	1,446
#Hanover Insurance Group, Inc.	1,300	61,490
Harleysville Group, Inc.	700	24,731
#*Harris & Harris Group, Inc.	600	3,054
Hartford Financial Services Group, Inc.	5,600	155,568
HCC Insurance Holdings, Inc.	2,600	78,728
Heartland Financial USA, Inc.	361	6,105
#*Heritage Commerce Corp.	200	916
*Heritage Financial Group, Inc.	167	1,937
*HFF, Inc.	300	3,783
*Hilltop Holdings, Inc.	1,400	13,734
Home Bancshares, Inc.	668	13,667
Home Federal Bancorp, Inc.	290	3,109
Horace Mann Educators Corp.	900	15,552
Huntington Bancshares, Inc.	5,311	38,452
IBERIABANK Corp.	500	28,360
Independence Holding Co.	300	2,367
#Independent Bank Corp.	400	10,872
Interactive Brokers Group, Inc.	800	12,936
*International Assets Holding Corp.	459	10,741
International Bancshares Corp.	1,700	32,249
*Internet Capital Group, Inc.	700	8,526
Invesco, Ltd.	7,100	175,654
*Investment Technology Group, Inc.	900	16,587
*Investors Bancorp, Inc.	746	9,937
#*Janus Capital Group, Inc.	1,800	23,238
#Jefferies Group, Inc.	2,500	62,525
JMP Group, Inc.	400	2,996
Jones Lang LaSalle, Inc.	900	79,776
JPMorgan Chase & Co.	43,854	1,970,799
#KBW, Inc.	600	16,050
Kearny Financial Corp.	1,000	9,320
Keycorp	13,450	119,705
*Knight Capital Group, Inc.	2,100	29,106
Lakeland Bancorp, Inc.	525	5,050
Lakeland Financial Corp.	300	6,174
Legacy Bancorp, Inc.	200	2,600
Legg Mason, Inc.	2,700	89,451
#Life Partners Holdings, Inc.	313	3,230
Lincoln National Corp.	3,300	95,172
Loews Corp.	1,500	60,075
M&T Bank Corp.	1,168	100,997
MainSource Financial Group, Inc.	200	1,817
*Markel Corp.	200	80,500
MarketAxess Holdings, Inc.	600	12,078
*Marlin Business Services Corp.	300	3,918
Marsh & McLennan Cos., Inc.	3,900	108,732
Marshall & Ilsley Corp.	3,900	27,261
*Maui Land & Pineapple Co., Inc.	400	1,940
#MB Financial, Inc.	1,200	23,592
#*MBIA, Inc.	2,600	27,820
#*MBT Financial Corp.	300	555
MCG Capital Corp.	1,500	10,200
Meadowbrook Insurance Group, Inc.	1,600	15,184
Medallion Financial Corp.	300	2,349
Mercer Insurance Group, Inc.	200	5,610
Mercury General Corp.	1,300	55,185
*Meridian Interstate Bancorp, Inc.	400	4,880
MetLife, Inc.	4,000	183,080

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*MF Global Holdings, Ltd.	2,600	$21,528
#*MGIC Investment Corp.	1,100	9,229
Montpelier Re Holdings, Ltd.	1,800	35,730
#Moody’s Corp.	1,397	41,030
Morgan Stanley	15,792	464,285
*MSCI, Inc.	1,326	45,389
*Nara Bancorp, Inc.	800	7,808
*NASDAQ OMX Group, Inc. (The)	2,000	48,960
*National Financial Partners Corp.	700	8,876
National Interstate Corp.	500	10,510
National Penn Bancshares, Inc.	2,700	22,032
*Navigators Group, Inc. (The)	400	19,576
#NBT Bancorp, Inc.	700	16,226
Nelnet, Inc. Class A	1,100	24,662
#*Neostem, Inc.	200	286
New Westfield Financial, Inc.	700	5,936
#New York Community Bancorp, Inc.	3,800	69,616
NewAlliance Bancshares, Inc.	2,300	34,385
*NewBridge Bancorp	300	1,527
#*NewStar Financial, Inc.	1,100	10,659
Northeast Community Bancorp, Inc.	300	1,872
#Northern Trust Corp.	2,700	140,346
#Northfield Bancorp, Inc.	1,000	12,970
Northwest Bancshares, Inc.	2,250	26,359
OceanFirst Financial Corp.	200	2,770
#*Ocwen Financial Corp.	2,100	21,210
Old National Bancorp	2,000	21,460
#Old Republic International Corp.	3,585	43,845
#Old Second Bancorp, Inc.	300	471
OneBeacon Insurance Group, Ltd.	600	8,250
optionsXpress Holdings, Inc.	1,100	16,346
Oriental Financial Group, Inc.	500	5,910
Oritani Financial Corp.	1,050	12,590
*Pacific Capital Bancorp	92	2,579
Pacific Continental Corp.	400	4,060
#PacWest Bancorp	600	11,838
Park National Corp.	300	19,536
PartnerRe, Ltd.	1,500	122,820
#*Penson Worldwide, Inc.	700	3,332
Peoples Bancorp, Inc.	300	4,077
People’s United Financial, Inc.	5,000	64,550
#*PHH Corp.	1,400	33,446
*Phoenix Cos., Inc. (The)	2,600	6,656
*PICO Holdings, Inc.	400	12,392
#*Pinnacle Financial Partners, Inc.	500	6,880
*Piper Jaffray Cos., Inc.	400	16,720
*Platinum Underwriters Holdings, Ltd.	1,300	57,460
#*PMI Group, Inc. (The)	1,900	5,529
PNC Financial Services Group, Inc.	4,700	282,000
*Popular, Inc.	4,000	12,840
#*Portfolio Recovery Associates, Inc.	400	28,856
*Primus Guaranty, Ltd.	500	2,395
Principal Financial Group, Inc.	1,600	52,432
#PrivateBancorp, Inc.	500	7,685
*ProAssurance Corp.	900	52,803
Progressive Corp.	4,100	81,221
Prosperity Bancshares, Inc.	1,100	44,495
Provident Financial Services, Inc.	1,300	19,045
Provident New York Bancorp	1,000	9,330
Prudential Financial, Inc.	4,000	246,040
QC Holdings, Inc.	300	1,227

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Radian Group, Inc.	1,600	$11,488
Raymond James Financial, Inc.	2,100	76,062
Regions Financial Corp.	8,000	56,800
Reinsurance Group of America, Inc.	1,192	68,612
RenaissanceRe Holdings, Ltd.	500	32,810
Renasant Corp.	400	6,236
*Republic First Bancorp, Inc.	300	954
Resource America, Inc.	300	2,058
*Riverview Bancorp, Inc.	100	309
#RLI Corp.	600	32,322
Rockville Financial, Inc.	400	5,928
*Rodman & Renshaw Capital Group, Inc.	700	1,526
#Roma Financial Corp.	600	6,108
Rome Bancorp, Inc.	200	2,356
S&T Bancorp, Inc.	600	13,110
S.Y. Bancorp, Inc.	100	2,440
*Safeguard Scientifics, Inc.	400	6,580
Safety Insurance Group, Inc.	300	14,277
Sanders Morris Harris Group, Inc.	800	5,552
Sandy Spring Bancorp, Inc.	400	7,680
SCBT Financial Corp.	300	9,336
SeaBright Holdings, Inc.	700	6,797
*Seacoast Banking Corp. of Florida	92	156
SEI Investments Co.	1,500	34,725
Selective Insurance Group, Inc.	1,100	19,558
*Signature Bank	800	41,792
Simmons First National Corp.	300	8,337
*Southern Community Financial Corp.	300	510
Southside Bancshares, Inc.	327	7,004
#*Southwest Bancorp, Inc.	200	2,738
StanCorp Financial Group, Inc.	1,100	49,071
State Auto Financial Corp.	900	13,725
State Bancorp, Inc.	200	1,910
State Street Corp.	5,200	242,944
StellarOne Corp.	400	5,812
#Sterling Bancorp	500	4,895
Sterling Bancshares, Inc.	900	7,983
#Stewart Information Services Corp.	300	3,423
#*Stifel Financial Corp.	611	39,202
#Suffolk Bancorp	100	2,097
*Sun Bancorp, Inc.	210	869
SunTrust Banks, Inc.	4,480	136,326
#Susquehanna Bancshares, Inc.	2,000	19,120
#*SVB Financial Group	1,000	52,470
SWS Group, Inc.	700	3,276
#Synovus Financial Corp.	1,900	5,016
T. Rowe Price Group, Inc.	1,700	112,064
TCF Financial Corp.	3,100	46,314
#TD Ameritrade Holding Corp.	2,939	60,014
*Tejon Ranch Co.	151	3,974
#*Teton Advisors, Inc.	1	12
*Texas Capital Bancshares, Inc.	700	17,073
TFS Financial Corp.	2,400	23,400
*Thomas Properties Group, Inc.	500	1,900
*TIB Financial Corp.	11	202
*TierOne Corp.	200	1
Tompkins Financial Corp.	220	8,965
Torchmark Corp.	700	43,610
Tower Bancorp, Inc.	200	4,526
#Tower Group, Inc.	800	20,832
#TowneBank	300	4,470

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*TradeStation Group, Inc.	900	$6,273
Transatlantic Holdings, Inc.	700	36,015
Travelers Cos., Inc. (The)	5,900	331,934
*Tree.com, Inc.	63	531
#TriCo Bancshares	400	6,068
Trustco Bank Corp.	1,800	10,773
Trustmark Corp.	1,600	38,384
U.S. Bancorp	15,644	422,388
UMB Financial Corp.	800	32,520
Umpqua Holdings Corp.	2,200	24,134
#United Bankshares, Inc.	300	8,460
*United Community Banks, Inc.	917	1,559
United Financial Bancorp, Inc.	400	6,132
United Fire & Casualty Co.	600	12,027
*United PanAm Financial Corp.	500	3,465
Unitrin, Inc.	1,700	45,747
Universal Insurance Holdings, Inc.	1,000	5,420
Univest Corp. of Pennsylvania	220	3,792
Unum Group	6,800	169,592
Validus Holdings, Ltd.	2,456	74,662
#Valley National Bancorp	3,732	50,494
ViewPoint Financial Group	840	10,647
*Virginia Commerce Bancorp, Inc.	400	2,404
*Virtus Investment Partners, Inc.	105	5,068
Waddell & Reed Financial, Inc.	1,100	39,732
Washington Banking Co.	400	5,460
Washington Federal, Inc.	2,700	46,683
Washington Trust Bancorp, Inc.	300	6,000
*Waterstone Financial, Inc.	700	1,890
Webster Financial Corp.	1,800	41,184
Wells Fargo & Co.	57,375	1,860,098
WesBanco, Inc.	500	9,425
West Bancorporation, Inc.	300	2,152
*West Coast Bancorp	200	650
Westamerica Bancorporation	300	15,000
#*Western Alliance Bancorp	1,400	10,500
White Mountains Insurance Group, Ltd.	200	68,000
Whitney Holding Corp.	700	9,317
Wilmington Trust Corp.	1,200	5,256
Wilshire Bancorp, Inc.	600	3,852
#Wintrust Financial Corp.	500	16,455
*World Acceptance Corp.	400	22,464
WR Berkley Corp.	1,200	33,900
*Yadkin Valley Financial Corp.	200	552
#Zions Bancorporation	2,395	56,474
*ZipRealty, Inc.	700	1,876

Total Financials		21,517,610

Health Care — (9.6%)
*Abaxis, Inc.	400	10,540
Abbott Laboratories	11,100	501,276
#*ABIOMED, Inc.	800	7,840
*Accelrys, Inc.	1,375	11,303
*Accuray, Inc.	900	7,704
Aetna, Inc.	5,700	187,758
#*Affymax, Inc.	200	1,332
*Affymetrix, Inc.	1,000	4,850
*Air Methods Corp.	300	15,372
*Albany Molecular Research, Inc.	100	499
*Alere, Inc.	1,400	54,838
*Alexion Pharmaceuticals, Inc.	600	50,292

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Alexza Pharmaceuticals, Inc.	1,100	$1,562
#*Align Technology, Inc.	800	16,664
*Alkermes, Inc.	1,900	24,529
Allergan, Inc.	3,200	225,952
#*Alliance HealthCare Services, Inc.	900	3,771
*Allied Healthcare International, Inc.	1,000	2,420
*Allos Therapeutics, Inc.	600	2,016
*Allscripts Healthcare Solutions, Inc.	4,640	97,950
*Almost Family, Inc.	200	6,678
#*Alnylam Pharmaceuticals, Inc.	250	2,581
*Alphatec Holdings, Inc.	1,200	2,892
*AMAG Pharmaceuticals, Inc.	200	3,560
#*Amedisys, Inc.	600	20,454
America Services Group, Inc.	200	3,374
*American Dental Partners, Inc.	200	2,542
*American Medical Systems Holdings, Inc.	1,600	31,232
*AMERIGROUP Corp.	1,200	62,844
AmerisourceBergen Corp.	1,600	57,376
*Amgen, Inc.	6,038	332,573
*AMN Healthcare Services, Inc.	700	4,060
*Amsurg Corp.	707	14,896
#*Amylin Pharmaceuticals, Inc.	200	3,236
Analogic Corp.	300	15,321
*AngioDynamics, Inc.	400	6,478
*Anika Therapeutics, Inc.	100	699
*Animal Health International, Inc.	200	554
#*Ardea Biosciences, Inc.	300	7,956
#*Arena Pharmaceuticals, Inc.	1,700	2,686
#*Ariad Pharmaceuticals, Inc.	2,600	16,575
*Arqule, Inc.	300	1,839
*Array BioPharma, Inc.	500	1,450
*ArthroCare Corp.	200	5,598
#*Assisted Living Concepts, Inc.	170	5,596
#*athenahealth, Inc.	205	8,803
*AtriCure, Inc.	100	1,100
*AVANIR Pharmaceuticals, Inc.	63	255
#Bard (C.R.), Inc.	700	66,045
Baxter International, Inc.	4,200	203,658
Beckman Coulter, Inc.	1,100	79,211
Becton Dickinson & Co.	1,700	141,015
*BioClinica, Inc.	200	898
*BioCryst Pharmaceuticals, Inc.	600	2,472
*Biogen Idec, Inc.	2,800	183,316
*BioMarin Pharmaceutical, Inc.	100	2,542
*BioMimetic Therapeutics, Inc.	420	5,447
*Bio-Rad Laboratories, Inc. Class A	500	54,440
*Bio-Reference Labs, Inc.	400	9,236
#*BioScrip, Inc.	600	3,108
*BMP Sunstone Corp.	800	7,952
*Boston Scientific Corp.	13,618	95,054
#*Bovie Medical Corp.	300	915
#Bristol-Myers Squibb Co.	17,431	438,913
*Brookdale Senior Living, Inc.	3,100	67,735
*Bruker BioSciences Corp.	1,600	28,000
#*Cadence Pharmaceuticals, Inc.	400	3,106
#*Caliper Life Sciences, Inc.	800	5,152
*Capital Senior Living Corp.	800	5,464
*Caraco Pharmaceutical Laboratories, Ltd.	500	2,365
Cardinal Health, Inc.	1,700	70,567
#*Cardium Therapeutics, Inc.	250	93
*CareFusion Corp.	4,100	105,493

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Catalyst Health Solutions, Inc.	900	$39,060
*Celera Corp.	2,300	14,226
#*Celgene Corp.	2,600	133,978
#*Celldex Therapeutics, Inc.	200	740
*Centene Corp.	1,200	33,264
#*Cephalon, Inc.	1,000	59,080
#*Cepheid, Inc.	411	9,765
#*Cerner Corp.	600	59,310
*Charles River Laboratories International, Inc.	1,600	61,360
Chemed Corp.	100	6,223
*Cigna Corp.	6,900	289,938
#*Clinical Data, Inc.	200	5,948
*Codexis, Inc.	130	1,174
*Community Health Systems, Inc.	2,119	74,419
Computer Programs & Systems, Inc.	200	10,380
#*Conceptus, Inc.	400	5,402
*CONMED Corp.	500	13,055
*Continucare Corp.	1,400	5,698
#Cooper Cos., Inc.	1,100	63,074
*Corvel Corp.	300	15,144
#*Covance, Inc.	800	45,104
*Coventry Health Care, Inc.	1,400	41,958
#Covidien P.L.C.	500	23,735
*Cross Country Healthcare, Inc.	700	5,040
*CryoLife, Inc.	900	4,563
#*Cubist Pharmaceuticals, Inc.	1,200	26,328
*Curis, Inc.	900	2,493
*Cutera, Inc.	200	1,636
*Cyberonics, Inc.	400	13,100
*Cynosure, Inc. Class A	200	2,183
*Cytokinetics, Inc.	1,100	2,090
#*Cytori Therapeutics, Inc.	700	3,836
*DaVita, Inc.	1,300	96,005
*Dendreon Corp.	800	28,032
#DENTSPLY International, Inc.	1,200	42,576
*DepoMed, Inc.	700	5,866
*DexCom, Inc.	1,227	17,307
*Dionex Corp.	300	35,394
*Durect Corp.	700	2,184
*Dyax Corp.	1,500	2,850
*Edwards Lifesciences Corp.	1,200	101,148
Eli Lilly & Co.	6,800	236,436
*Emergency Medical Services Corp. Class A	600	40,500
*Emergent BioSolutions, Inc.	500	10,620
#*Emeritus Corp.	900	17,190
*Endo Pharmaceuticals Holdings, Inc.	3,500	116,270
●*Endo Pharmaceuticals Solutions	300	330
Ensign Group, Inc.	400	9,664
*Enzo Biochem, Inc.	1,000	4,960
*Enzon Pharmaceuticals, Inc.	800	8,960
*eResearch Technology, Inc.	800	5,144
*Exactech, Inc.	300	5,007
#*Exelixis, Inc.	2,100	18,207
*Express Scripts, Inc.	1,600	90,128
*Five Star Quality Care, Inc.	400	2,504
*Forest Laboratories, Inc.	2,100	67,746
*Fresenius Kabi Pharmaceuticals Holding, Inc.	2,200	112
*Furiex Pharmaceuticals, Inc.	175	2,922
*Genomic Health, Inc.	200	4,454
*Genoptix, Inc.	400	9,984
#*Gen-Probe, Inc.	1,000	62,890

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Gentiva Health Services, Inc.	600	$13,812
*Genzyme Corp.	1,600	117,360
*Geron Corp.	1,800	8,820
*Gilead Sciences, Inc.	4,300	165,034
*Greatbatch, Inc.	300	7,065
*GTx, Inc.	400	1,144
*Haemonetics Corp.	400	23,736
#*Halozyme Therapeutics, Inc.	800	5,336
*Hanger Orthopedic Group, Inc.	700	14,385
*Harvard Bioscience, Inc.	500	2,130
#*Health Management Associates, Inc.	5,500	50,050
*Health Net, Inc.	2,700	77,031
*HealthSouth Corp.	2,200	49,764
*HealthSpring, Inc.	1,400	42,546
*HealthStream, Inc.	600	4,176
*Healthways, Inc.	800	9,576
*Henry Schein, Inc.	1,251	82,141
Hill-Rom Holdings, Inc.	1,000	40,470
#*Hi-Tech Pharmacal Co., Inc.	200	4,564
*HMS Holdings Corp.	300	19,302
*Hologic, Inc.	4,769	94,998
*Hospira, Inc.	1,600	88,368
#*Human Genome Sciences, Inc.	1,400	33,964
*Humana, Inc.	2,600	150,722
*ICU Medical, Inc.	200	7,812
*Idenix Pharmaceuticals, Inc.	600	2,664
*Idera Pharmaceuticals, Inc.	200	564
*IDEXX Laboratories, Inc.	800	57,360
#*Illumina, Inc.	800	55,472
*Immucor, Inc.	1,700	33,609
#*ImmunoGen, Inc.	480	3,965
*Immunomedics, Inc.	800	2,616
*Impax Laboratories, Inc.	1,100	25,542
#*Incyte Corp.	2,194	32,340
*Infinity Pharmaceuticals, Inc.	418	2,366
*Inspire Pharmaceuticals, Inc.	1,600	6,320
*Insulet Corp.	362	6,165
*Integra LifeSciences Holdings Corp.	400	18,552
*IntegraMed America, Inc.	300	2,862
#*Intuitive Surgical, Inc.	200	64,582
Invacare Corp.	800	22,112
*IPC The Hospitalist Co.	300	11,139
*IRIS International, Inc.	400	3,956
#*Isis Pharmaceuticals, Inc.	464	4,222
*ISTA Pharmaceuticals, Inc.	1,000	5,670
*Jazz Pharmaceuticals, Inc.	1,000	22,360
Johnson & Johnson	23,075	1,379,193
*Kendle International, Inc.	300	3,408
*Kensey Nash Corp.	100	2,420
*Kindred Healthcare, Inc.	797	14,912
*Kinetic Concepts, Inc.	1,600	73,808
#*Laboratory Corp. of America Holdings	400	35,964
Landauer, Inc.	200	11,610
*Lannet Co., Inc.	400	2,092
*LCA-Vision, Inc.	500	3,385
*LeMaitre Vascular, Inc.	500	3,510
*LHC Group, Inc.	400	10,640
*Life Technologies Corp.	3,000	162,870
*LifePoint Hospitals, Inc.	1,500	52,800
Lincare Holdings, Inc.	2,250	60,862
*Luminex Corp.	400	6,792

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Magellan Health Services, Inc.	900	$43,569
#*Mannkind Corp.	730	3,482
*MAP Pharmaceuticals, Inc.	200	3,075
Masimo Corp.	600	17,985
*Matrixx Initiatives, Inc.	200	1,598
#Maxygen, Inc.	700	2,779
McKesson Corp.	1,400	105,238
*MedAssets, Inc.	1,200	23,556
*MedCath Corp.	400	5,356
*Medco Health Solutions, Inc.	4,300	262,386
*Medical Action Industries, Inc.	300	2,430
*Medicines Co. (The)	1,200	18,816
Medicis Pharmaceutical Corp. Class A	1,400	35,602
*Medidata Solutions, Inc.	200	4,990
*Medivation, Inc.	400	5,632
*Mednax, Inc.	1,000	66,150
MedQuist, Inc.	600	5,592
MEDTOX Scientific, Inc.	300	4,041
Medtronic, Inc.	8,468	324,494
Merck & Co., Inc.	37,396	1,240,425
*Merge Healthcare, Inc.	500	2,140
#Meridian Bioscience, Inc.	300	6,582
*Merit Medical Systems, Inc.	600	8,862
#*Metabolix, Inc.	186	1,646
#*Metropolitan Health Networks, Inc.	900	4,122
*Mettler Toledo International, Inc.	600	89,514
*Micromet, Inc.	400	2,572
●*MiddleBrook Pharmaceuticals, Inc.	500	35
*Molina Healthcare, Inc.	700	21,462
*MWI Veterinary Supply, Inc.	300	18,648
*Myrexis, Inc.	200	786
*Myriad Genetics, Inc.	800	15,968
*Nabi Biopharmaceuticals	1,400	7,840
*Nanosphere, Inc.	600	2,196
#National Healthcare Corp.	300	13,281
*Natus Medical, Inc.	600	9,036
*Neurocrine Biosciences, Inc.	500	3,690
*NeurogesX, Inc.	300	1,581
*NovaMed, Inc.	200	2,616
*Novavax, Inc.	700	1,512
*NPS Pharmaceuticals, Inc.	800	8,004
#*NuVasive, Inc.	700	19,562
*NxStage Medical, Inc.	1,100	26,444
*Obagi Medical Products, Inc.	500	5,310
Omnicare, Inc.	2,800	72,576
*Omnicell, Inc.	600	8,361
#*Onyx Pharmaceuticals, Inc.	1,200	42,342
#*Opko Health, Inc.	1,300	5,070
#*Optimer Pharmaceuticals, Inc.	300	3,300
*OraSure Technologies, Inc.	1,200	7,764
*Orexigen Therapeutics, Inc.	500	4,545
*Osiris Therapeutics, Inc.	600	3,966
Owens & Minor, Inc.	1,500	44,295
*Pain Therapeutics, Inc.	900	5,571
#*Palomar Medical Technologies, Inc.	400	5,944
*Par Pharmaceutical Cos., Inc.	800	28,576
*Parexel International Corp.	1,200	27,852
#Patterson Cos., Inc.	400	13,224
*PDI, Inc.	200	1,615
PDL BioPharma, Inc.	2,500	12,350
PerkinElmer, Inc.	3,600	92,088

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
Perrigo Co.	1,000	$72,740
Pfizer, Inc.	65,034	1,184,919
Pharmaceutical Products Development Service, Inc.	2,100	61,194
*Pharmasset, Inc.	300	14,538
*PharMerica Corp.	500	5,655
*Pozen, Inc.	200	1,210
*Progenics Pharmaceuticals, Inc.	500	2,792
*Providence Service Corp.	300	4,269
#*PSS World Medical, Inc.	1,200	28,596
#Quality Systems, Inc.	400	31,936
Quest Diagnostics, Inc.	1,892	107,749
*Questcor Pharmaceuticals, Inc.	500	7,730
#*Quidel Corp.	600	8,148
*RadNet, Inc.	700	2,548
*Regeneration Technologies, Inc.	1,200	3,216
#*Regeneron Pharmaceuticals, Inc.	1,400	47,152
*RehabCare Group, Inc.	600	14,736
*Repligen Corp.	800	4,136
#*ResMed, Inc.	800	25,192
*Rigel Pharmaceuticals, Inc.	700	4,708
*Rochester Medical Corp.	200	2,137
*Rockwell Medical Technologies, Inc.	300	2,808
#*Salix Pharmaceuticals, Ltd.	900	36,873
#*Sangamo BioSciences, Inc.	600	4,596
*Santarus, Inc.	700	2,286
*SciClone Pharmaceuticals, Inc.	600	2,352
#*Sequenom, Inc.	450	3,082
#*Sirona Dental Systems, Inc.	1,200	52,572
*Skilled Healthcare Group, Inc.	500	5,370
*Solta Medical, Inc.	500	1,375
*SonoSite, Inc.	300	10,068
*Spectranetics Corp.	600	2,760
*Spectrum Pharmaceuticals, Inc.	900	5,400
*St. Jude Medical, Inc.	1,500	60,750
#*Staar Surgical Co.	500	2,612
#*Stereotaxis, Inc.	1,300	4,368
Steris Corp.	1,200	41,784
#Stryker Corp.	1,500	86,340
*Sucampo Pharmaceuticals, Inc.	300	1,296
*Sun Healthcare Group, Inc.	400	4,998
*Sunrise Senior Living, Inc.	1,000	8,000
*SurModics, Inc.	200	2,360
*Symmetry Medical, Inc.	800	7,656
*Synovis Life Technologies, Inc.	200	2,997
*Synta Pharmaceuticals Corp.	700	3,493
#*Targacept, Inc.	88	2,267
#Techne Corp.	200	13,790
#Teleflex, Inc.	1,100	63,052
*Tenet Healthcare Corp.	5,800	38,570
*Theragenics Corp.	600	990
#*Theravance, Inc.	672	14,139
*Thermo Fisher Scientific, Inc.	2,900	166,083
*Thoratec Corp.	1,200	28,308
*TomoTherapy, Inc.	1,100	3,674
*TranS1, Inc.	300	1,035
*Transcept Pharmaceuticals, Inc.	100	830
*Triple-S Management Corp.	500	9,230
*U.S. Physical Therapy, Inc.	200	3,800
*Unilife Corp.	500	2,425
#*United Therapeutics Corp.	800	54,384
UnitedHealth Group, Inc.	15,900	652,695

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
Universal American Corp.	1,900	$38,361
Universal Health Services, Inc.	2,300	96,830
*Vanda Pharmaceuticals, Inc.	200	1,602
#*Varian Medical Systems, Inc.	900	60,813
*Vascular Solutions, Inc.	200	2,116
*VCA Antech, Inc.	1,900	43,548
*Vertex Pharmaceuticals, Inc.	1,000	38,890
*Vical, Inc.	900	1,791
*Viropharma, Inc.	1,700	27,880
*Vital Images, Inc.	400	5,316
#*Vivus, Inc.	649	5,809
Warner Chilcott P.L.C.	1,100	26,389
*Waters Corp.	600	45,834
*Watson Pharmaceuticals, Inc.	2,200	119,944
*WellCare Health Plans, Inc.	1,000	29,900
*WellPoint, Inc.	3,900	242,268
West Pharmaceutical Services, Inc.	600	23,994
*Wright Medical Group, Inc.	800	11,888
*XenoPort, Inc.	100	788
Young Innovations, Inc.	200	6,004
*Zimmer Holdings, Inc.	1,644	97,259
*Zoll Medical Corp.	400	16,540

Total Health Care		15,696,154

Industrials — (11.9%)
*3D Systems Corp.	500	14,270
3M Co.	3,100	272,552
A.O. Smith Corp.	900	38,529
#AAON, Inc.	100	2,693
*AAR Corp.	700	18,753
ABM Industries, Inc.	1,500	38,550
*Acacia Technologies Group	600	14,640
*ACCO Brands Corp.	1,300	10,673
#Aceto Corp.	400	3,444
Actuant Corp. Class A	900	24,957
Acuity Brands, Inc.	800	44,160
Administaff, Inc.	500	14,160
*Advisory Board Co. (The)	300	14,838
*Aecom Technology Corp.	4,213	123,315
*Aerovironment, Inc.	400	11,280
*AGCO Corp.	2,400	121,680
*Air Transport Services Group, Inc.	1,000	7,400
Aircastle, Ltd.	2,100	22,302
#*AirTran Holdings, Inc.	1,600	11,824
Alamo Group, Inc.	200	5,190
#*Alaska Air Group, Inc.	300	17,772
Albany International Corp.	600	13,530
#Allegiant Travel Co.	400	18,616
#*Alliant Techsystems, Inc.	900	68,184
*Altra Holdings, Inc.	600	12,546
*Amerco, Inc.	300	27,303
*American Railcar Industries, Inc.	400	7,588
*American Reprographics Co.	1,200	9,684
American Science & Engineering, Inc.	100	8,700
#*American Superconductor Corp.	244	6,654
American Woodmark Corp.	400	7,460
Ameron International Corp.	200	13,794
Ametek, Inc.	900	36,702
Ampco-Pittsburgh Corp.	100	2,491
*AMR Corp.	8,700	61,335
*APAC Customer Services, Inc.	500	2,755

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Apogee Enterprises, Inc.	900	$11,511
Applied Industrial Technologies, Inc.	1,000	31,660
Applied Signal Technologies, Inc.	200	7,602
*Argan, Inc.	200	1,854
#Arkansas Best Corp.	200	5,110
Armstrong World Industries, Inc.	1,200	48,732
#*ArvinMeritor, Inc.	1,300	28,418
*Astec Industries, Inc.	500	15,050
*Atlas Air Worldwide Holdings, Inc.	500	25,405
Avery Dennison Corp.	1,700	71,553
*Avis Budget Group, Inc.	1,500	20,760
AZZ, Inc.	300	12,027
*Babcock & Wilcox Co. (The)	600	17,550
#Badger Meter, Inc.	100	4,099
*Baker (Michael) Corp.	200	6,072
#Barnes Group, Inc.	1,250	24,775
Barrett Business Services, Inc.	200	2,944
*BE Aerospace, Inc.	2,700	104,463
*Beacon Roofing Supply, Inc.	1,000	18,160
Belden, Inc.	900	31,284
*Blount International, Inc.	700	10,507
*BlueLinx Holdings, Inc.	600	2,178
Boeing Co. (The)	4,500	312,660
Brady Co. Class A	1,550	50,762
#Briggs & Stratton Corp.	1,800	35,946
Brink’s Co. (The)	600	16,200
*Broadwind Energy, Inc.	1,700	3,128
*BTU International, Inc.	200	2,296
Bucyrus International, Inc.	1,500	136,140
*Builders FirstSource, Inc.	800	1,776
C.H. Robinson Worldwide, Inc.	300	23,127
*CAI International, Inc.	400	7,616
Carlisle Cos., Inc.	1,800	67,878
Cascade Corp.	300	14,121
*Casella Waste Systems, Inc.	900	7,218
Caterpillar, Inc.	5,100	494,751
#*CBIZ, Inc.	1,400	9,744
CDI Corp.	500	8,030
*CECO Environmental Corp.	600	3,330
*Celadon Group, Inc.	500	7,325
#*Cenveo, Inc.	1,000	5,380
*Ceradyne, Inc.	600	21,258
*Chart Industries, Inc.	300	10,896
Chase Corp.	200	3,080
Cintas Corp.	1,900	53,314
CIRCOR International, Inc.	300	12,117
CLAROC, Inc.	1,400	60,452
*Clean Harbors, Inc.	400	36,016
*Coleman Cable, Inc.	200	1,340
*Colfax Corp.	800	14,912
*Columbus McKinnon Corp.	500	8,435
Comfort Systems USA, Inc.	900	11,457
*Commercial Vehicle Group, Inc.	700	11,298
*Consolidated Graphics, Inc.	300	15,015
#Con-way, Inc.	800	27,216
Cooper Industries P.L.C.	3,200	196,032
*Copart, Inc.	1,800	70,650
Corporate Executive Board Co.	400	15,544
#*Corrections Corp. of America	3,400	84,354
#*CoStar Group, Inc.	400	22,512
Courier Corp.	400	5,670

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Covanta Holding Corp.	3,600	$60,912
*CRA International, Inc.	400	9,712
Crane Co.	1,104	49,029
CSX Corp.	1,600	112,960
Cubic Corp.	600	29,250
Cummins, Inc.	3,800	402,344
Curtiss-Wright Corp.	300	10,410
Danaher Corp.	2,600	119,756
Deere & Co.	2,800	254,520
*Delta Air Lines, Inc.	2,500	29,175
Deluxe Corp.	500	12,225
*DigitalGlobe, Inc.	300	9,213
*Dollar Thrifty Automotive Group, Inc.	500	24,260
Donaldson Co., Inc.	2,000	117,200
Dover Corp.	2,600	166,660
Ducommun, Inc.	200	4,392
Dun & Bradstreet Corp. (The)	500	42,475
*DXP Enterprises, Inc.	200	4,356
*Dycom Industries, Inc.	1,000	16,070
*Dynamex, Inc.	200	4,978
Dynamic Materials Corp.	200	3,950
#*Eagle Bulk Shipping, Inc.	1,000	4,090
Eaton Corp.	3,100	334,676
*EMCOR Group, Inc.	2,000	60,560
Emerson Electric Co.	7,600	447,488
#Encore Wire Corp.	600	13,467
#*Ener1, Inc.	1,300	5,005
#*Energy Conversion Devices, Inc.	800	3,264
*Energy Recovery, Inc.	1,000	3,420
EnergySolutions, Inc.	2,300	13,616
*EnerSys	1,200	39,384
Ennis, Inc.	700	11,641
*EnPro Industries, Inc.	500	20,755
Equifax, Inc.	1,000	35,720
ESCO Technologies, Inc.	500	18,140
*Esterline Technologies Corp.	600	42,708
#Expeditors International of Washington, Inc.	700	35,469
*Exponent, Inc.	300	11,016
#Fastenal Co.	1,000	58,060
Federal Signal Corp.	700	4,872
FedEx Corp.	1,425	128,706
*Flanders Corp.	600	2,190
*Flow International Corp.	800	3,000
Flowserve Corp.	300	37,497
Fluor Corp.	2,137	147,859
#Forward Air Corp.	400	11,164
*Franklin Covey Co.	400	3,132
Franklin Electric Co., Inc.	500	20,540
#Freightcar America, Inc.	200	5,704
#*FTI Consulting, Inc.	700	25,529
*Fuel Tech, Inc.	500	4,005
*FuelCell Energy, Inc.	1,200	2,100
*Furmanite Corp.	400	3,048
G & K Services, Inc. Class A	500	15,665
Gardner Denver Machinery, Inc.	1,300	93,782
#GATX Corp.	600	19,950
#*Genco Shipping & Trading, Ltd.	400	4,624
*Gencor Industries, Inc.	300	2,364
#*General Cable Corp.	1,700	62,917
General Dynamics Corp.	3,300	248,820
General Electric Co.	118,917	2,394,988

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Genesee & Wyoming, Inc.	800	$41,400
*Genpact, Ltd.	400	6,052
*GEO Group, Inc. (The)	1,720	40,884
*GeoEye, Inc.	300	11,976
#*Gibraltar Industries, Inc.	1,000	11,030
Goodrich Corp.	600	54,372
#Gorman-Rupp Co. (The)	400	12,712
*GP Strategies Corp.	300	2,967
Graco, Inc.	700	29,736
*Graftech International, Ltd.	2,200	46,200
Graham Corp.	200	4,640
Granite Construction, Inc.	400	10,336
Great Lakes Dredge & Dock Corp.	1,700	14,127
*Greenbrier Cos., Inc.	500	11,835
*Griffon Corp.	1,490	17,344
#*H&E Equipment Services, Inc.	800	9,296
Hardinge, Inc.	200	1,750
HarscoCorp	1,400	45,178
*Hawaiian Holdings, Inc.	800	5,912
Healthcare Services Group, Inc.	1,200	19,008
Heartland Express, Inc.	1,700	27,242
#HEICO Corp.	250	13,072
HEICO Corp. Class A	500	19,080
#Heidrick & Struggles International, Inc.	400	10,716
Herman Miller, Inc.	900	21,717
#*Hertz Global Holdings, Inc.	3,300	48,543
*Hexcel Corp.	900	17,118
*Hill International, Inc.	1,100	7,150
#HNI Corp.	700	21,238
#*Hoku Corp.	300	747
Honeywell International, Inc.	2,100	117,621
Horizon Lines, Inc.	500	2,475
#Houston Wire & Cable Co.	400	5,220
*Hub Group, Inc. Class A	500	17,390
Hubbell, Inc. Class B	1,100	67,364
*Hudson Highland Group, Inc.	800	4,416
*Hurco Cos., Inc.	200	5,086
*Huron Consulting Group, Inc.	500	12,805
*ICF International, Inc.	700	16,874
IDEX Corp.	2,400	95,184
*IHS, Inc.	600	49,176
*II-VI, Inc.	600	29,628
Illinois Tool Works, Inc.	3,200	171,168
#Ingersoll-Rand P.L.C.	2,700	127,440
#*Innerworkings, Inc.	800	5,040
*Innovative Solutions & Support, Inc.	300	1,740
*Insituform Technologies, Inc.	1,000	27,510
Insteel Industries, Inc.	400	4,568
*Integrated Electrical Services, Inc.	200	754
Interface, Inc. Class A	2,000	32,500
*Interline Brands, Inc.	800	16,984
International Shipholding Corp.	200	5,012
Intersections, Inc.	200	1,972
Iron Mountain, Inc.	2,400	58,536
ITT Industries, Inc.	3,100	182,652
J.B. Hunt Transport Services, Inc.	700	28,700
*Jacobs Engineering Group, Inc.	2,600	133,562
#*JetBlue Airways Corp.	7,100	42,600
John Bean Technologies Corp.	408	7,364
Joy Global, Inc.	500	43,590
Kaman Corp. Class A	200	5,887

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Kansas City Southern	1,400	$69,972
Kaydon Corp.	900	34,839
KBR, Inc.	4,012	128,785
*Kelly Services, Inc. Class A	800	15,740
Kennametal, Inc.	2,319	94,151
*Kforce, Inc.	600	10,728
Kimball International, Inc. Class B	900	6,062
*Kirby Corp.	2,083	97,359
Knight Transportation, Inc.	1,800	34,308
Knoll, Inc.	700	11,718
*Korn/Ferry International	1,200	28,080
*Kratos Defense & Security Solutions, Inc.	400	5,608
L-3 Communications Holdings, Inc.	1,400	109,550
*LaBarge, Inc.	400	5,584
*Ladish Co., Inc.	300	16,062
Landstar System, Inc.	400	16,572
*Layne Christensen Co.	500	15,790
*LECG Corp.	400	632
Lennox International, Inc.	600	29,484
Lincoln Electric Holdings, Inc.	1,000	67,720
#Lindsay Corp.	200	13,016
*LMI Aerospace, Inc.	200	3,745
Lockheed Martin Corp.	2,200	175,120
LSI Industries, Inc.	600	4,464
*Lydall, Inc.	500	4,000
*M&F Worldwide Corp.	400	9,652
*Magnetek, Inc.	500	900
Manitowoc Co., Inc. (The)	3,000	40,290
Manpower, Inc.	1,781	114,999
Marten Transport, Ltd.	200	4,262
#Masco Corp.	9,400	125,208
*MasTec, Inc.	600	9,132
*McDermott International, Inc.	4,813	100,014
McGrath Rentcorp	600	15,144
*Metalico, Inc.	800	4,440
Met-Pro Corp.	500	5,425
#*Microvision, Inc.	1,300	2,457
*Middleby Corp.	300	24,543
Miller Industries, Inc.	400	6,104
#Mine Safety Appliances Co.	700	21,826
*Mobile Mini, Inc.	1,000	20,440
*Moog, Inc.	900	38,376
MSC Industrial Direct Co., Inc. Class A	900	53,487
Mueller Industries, Inc.	700	22,890
Mueller Water Products, Inc.	3,600	14,400
Multi-Color Corp.	200	3,324
*MYR Group, Inc.	400	8,796
NACCO Industries, Inc. Class A	100	10,025
*Navigant Consulting, Inc.	1,200	12,228
*Navistar International Corp.	2,200	142,670
*NCI Building Systems, Inc.	80	1,062
*NN, Inc.	200	2,622
#Nordson Corp.	800	73,848
Norfolk Southern Corp.	3,400	208,046
Northrop Grumman Corp.	1,900	131,670
*Northwest Pipe Co.	100	2,187
*Ocean Power Technologies, Inc.	200	1,088
*Old Dominion Freight Line, Inc.	1,200	38,604
*Omega Flex, Inc.	93	1,208
*On Assignment, Inc.	800	6,320
*Orbital Sciences Corp.	1,300	22,178

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Orion Energy Systems, Inc.	600	$2,610
*Orion Marine Group, Inc.	400	4,688
*Oshkosh Corp.	1,100	41,701
*Owens Corning, Inc.	2,900	97,063
*P.A.M. Transportation Services, Inc.	100	1,154
#PACCAR, Inc.	2,000	112,980
#*Pacer International, Inc.	200	1,250
Pall Corp.	1,100	60,951
Parker Hannifin Corp.	2,400	214,584
*Park-Ohio Holdings Corp.	300	6,168
Pentair, Inc.	2,600	94,042
*PGT, Inc.	625	1,462
*Pike Electric Corp.	700	5,789
*Pinnacle Airlines Corp.	200	1,442
#Pitney Bowes, Inc.	2,500	60,700
#*PMFG, Inc.	300	4,914
*Powell Industries, Inc.	100	3,791
*PowerSecure International, Inc.	500	3,660
*PRGX Global, Inc.	400	2,496
*Quality Distribution, Inc.	400	3,676
Quanex Building Products Corp.	400	7,796
*Quanta Services, Inc.	4,100	97,293
R. R. Donnelley & Sons Co.	4,500	79,740
Raven Industries, Inc.	400	18,896
Raytheon Co.	3,400	169,966
*RBC Bearings, Inc.	300	10,431
#Regal-Beloit Corp.	1,133	75,616
Resources Connection, Inc.	900	18,036
Robbins & Myers, Inc.	1,157	48,050
#Robert Half International, Inc.	1,500	47,040
Rockwell Automation, Inc.	2,200	178,222
Rockwell Collins, Inc.	1,800	115,452
Rollins, Inc.	1,650	31,334
#Roper Industries, Inc.	1,420	110,320
#*RSC Holdings, Inc.	1,800	21,528
*Rush Enterprises, Inc. Class A	600	11,442
Ryder System, Inc.	1,800	86,544
*Sauer-Danfoss, Inc.	1,100	31,515
Schawk, Inc.	600	10,944
#*School Specialty, Inc.	400	5,220
*SFN Group, Inc.	1,200	11,616
*Shaw Group, Inc.	2,501	94,463
Simpson Manufacturing Co., Inc.	1,200	35,700
SkyWest, Inc.	900	13,545
*SL Industries, Inc.	100	1,848
Southwest Airlines Co.	19,000	225,150
*Spirit Aerosystems Holdings, Inc.	3,000	70,860
#SPX Corp.	1,240	97,191
*Standard Parking Corp.	200	3,598
#Standard Register Co.	600	1,920
Standex International Corp.	300	10,005
#Steelcase, Inc. Class A	2,850	29,127
*Stericycle, Inc.	300	23,547
*Sterling Construction Co., Inc.	400	5,144
Sun Hydraulics, Inc.	200	7,456
*SunPower Corp. Class B	956	12,619
*SYKES Enterprises, Inc.	948	18,467
#TAL International Group, Inc.	800	24,984
#*Taser International, Inc.	1,400	5,866
*Team, Inc.	400	10,224
*Tecumseh Products Co. Class A	400	4,832

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Teledyne Technologies, Inc.	600	$28,386
Tennant Co.	400	16,136
*Terex Corp.	3,200	103,776
*Tetra Tech, Inc.	1,400	32,403
Textainer Group Holdings, Ltd.	1,200	37,200
#Textron, Inc.	1,500	39,435
*Thomas & Betts Corp.	1,400	71,946
Timken Co.	3,000	141,060
#Titan International, Inc.	499	9,481
*Titan Machinery, Inc.	400	9,692
Toro Co.	700	42,574
#Towers Watson & Co.	700	38,171
*Trailer Bridge, Inc.	100	379
*TransDigm Group, Inc.	1,000	77,480
*TRC Cos., Inc.	500	1,765
*Trex Co., Inc.	400	9,312
*TriMas Corp.	600	11,424
#Trinity Industries, Inc.	1,300	36,257
#Triumph Group, Inc.	400	38,412
*TrueBlue, Inc.	1,000	17,060
Tutor Perini Corp.	1,100	24,981
Twin Disc, Inc.	200	6,514
Tyco International, Ltd.	7,804	349,853
*Ultralife Corp.	200	1,374
UniFirst Corp.	300	16,728
Union Pacific Corp.	2,100	198,723
#*United Continental Holdings, Inc.	4,185	106,299
United Parcel Service, Inc.	4,739	339,407
*United Rentals, Inc.	1,400	37,310
*United Stationers, Inc.	300	18,684
United Technologies Corp.	9,300	756,090
#Universal Forest Products, Inc.	500	18,350
*Universal Truckload Services, Inc.	200	2,980
*UQM Technologies, Inc.	500	1,365
*URS Corp.	1,800	80,010
*US Airways Group, Inc.	1,400	13,888
US Ecology, Inc.	200	3,372
*USA Truck, Inc.	200	2,400
#*USG Corp.	1,700	27,574
UTi Worldwide, Inc.	1,500	32,850
Valmont Industries, Inc.	501	46,563
*Verisk Analytics, Inc. Class A	300	10,149
Viad Corp.	300	7,059
#Vicor Corp.	600	8,838
#*Vishay Precision Group, Inc.	335	6,214
*Volt Information Sciences, Inc.	500	3,435
VSE Corp.	200	5,982
#W.W. Grainger, Inc.	400	52,588
Wabtec Corp.	900	48,780
#Waste Connections, Inc.	3,088	89,474
Waste Management, Inc.	100	3,787
#Watsco, Inc. Class A	500	31,360
#Watts Water Technologies, Inc.	600	21,582
*WCA Waste Corp.	110	541
#Werner Enterprises, Inc.	1,300	32,045
#*WESCO International, Inc.	1,100	61,655
#Woodward, Inc.	1,400	47,215

Total Industrials		19,496,002

Information Technology — (14.4%)
Accenture P.L.C. Class A	4,000	205,880

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*ACI Worldwide, Inc.	600	$15,894
*Acme Packet, Inc.	400	21,512
*Acorn Energy, Inc.	200	796
Activision Blizzard, Inc.	2,000	22,580
*Actuate Corp.	700	3,885
*Acxiom Corp.	1,500	25,845
*Adobe Systems, Inc.	4,650	153,683
*ADPT Corp.	3,000	8,790
#Adtran, Inc.	1,600	65,808
*Advanced Analogic Technologies, Inc.	500	1,990
#*Advanced Micro Devices, Inc.	15,900	124,497
#*Advent Software, Inc.	400	11,824
*Agilent Technologies, Inc.	3,400	142,222
*Akamai Technologies, Inc.	400	19,328
#*Alliance Data Systems Corp.	400	28,296
Altera Corp.	1,600	60,112
*Amdocs, Ltd.	3,700	107,818
American Software, Inc. Class A	400	2,648
*Amkor Technology, Inc.	3,500	28,490
*Amtech Systems, Inc.	200	5,122
Analog Devices, Inc.	2,300	89,309
*Anaren, Inc.	200	4,108
#Anixter International, Inc.	1,000	63,270
*Ansys, Inc.	400	20,980
*AOL, Inc.	2,064	48,545
*Apple, Inc.	8,953	3,037,932
Applied Materials, Inc.	11,500	180,435
*Applied Micro Circuits Corp.	1,000	9,840
*Ariba, Inc.	1,700	47,753
#*Arris Group, Inc.	2,800	34,944
#*Aruba Networks, Inc.	500	10,775
*Atheros Communications, Inc.	400	17,836
*Atmel Corp.	8,542	115,659
*Autodesk, Inc.	3,007	122,325
Automatic Data Processing, Inc.	2,000	95,800
*Aviat Networks, Inc.	873	4,531
*Avid Technology, Inc.	950	15,818
*Avnet, Inc.	2,800	99,736
AVX Corp.	4,000	62,720
*Aware, Inc.	500	1,875
Bel Fuse, Inc. Class B	200	4,362
*Benchmark Electronics, Inc.	1,500	28,485
*BigBand Networks, Inc.	1,000	2,650
#Blackbaud, Inc.	500	13,145
#*Blackboard, Inc.	400	15,544
#*Blue Coat Systems, Inc.	400	11,524
*BMC Software, Inc.	900	42,930
*Brightpoint, Inc.	500	4,538
Broadcom Corp.	2,352	106,052
Broadridge Financial Solutions, Inc.	2,400	54,936
*Brocade Communications Systems, Inc.	5,500	31,020
CA, Inc.	2,950	70,210
*CACI International, Inc.	700	38,843
*Cadence Design Systems, Inc.	2,600	22,568
*CalAmp Corp.	700	2,226
*Callidus Software, Inc.	400	2,500
*Cardtronics, Inc.	700	11,963
*Cascade Microtech, Inc.	300	1,845
*Checkpoint Systems, Inc.	1,000	20,670
*China Information Technology, Inc.	600	2,700
#*China Security & Surveillance Technology, Inc.	300	1,431

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Ciber, Inc.	1,500	$6,840
*Cisco Sytems, Inc.	50,186	1,061,434
Cognex Corp.	600	18,804
*Cognizant Technology Solutions Corp.	800	58,360
*Coherent, Inc.	600	32,130
Communications Systems, Inc.	100	1,494
*CommVault Systems, Inc.	300	9,267
*Compellent Technologies, Inc.	300	8,319
Computer Sciences Corp.	1,231	65,600
*Computer Task Group, Inc.	100	1,183
*Compuware Corp.	6,680	71,610
*comScore, Inc.	600	14,376
Comtech Telecommunications Corp.	300	8,418
*Comverge, Inc.	500	3,100
*Concur Technologies, Inc.	600	30,618
#*Constant Contact, Inc.	127	3,555
*Convergys Corp.	1,700	24,208
CoreLogic, Inc.	500	10,025
*Cray, Inc.	500	3,738
*Cree, Inc.	1,300	65,637
#*CSG Systems International, Inc.	500	9,725
#CTC Media, Inc.	700	15,477
*Cymer, Inc.	200	9,718
*Cypress Semiconductor Corp.	4,600	99,590
Daktronics, Inc.	600	9,162
DDi Corp.	400	4,506
#*DealerTrack Holdings, Inc.	600	11,859
#*Dell, Inc.	18,800	247,408
*Deltek, Inc.	600	4,266
#*DemandTec, Inc.	300	3,615
*DG FastChannel, Inc.	400	10,964
*Dice Holdings, Inc.	1,300	16,978
Diebold, Inc.	1,300	39,858
*Digi International, Inc.	700	7,413
*Digimarc Corp.	88	2,641
#*Digital River, Inc.	400	12,696
*Diodes, Inc.	1,200	30,888
*Dolby Laboratories, Inc.	200	11,940
#DST Systems, Inc.	600	28,536
*DTS, Inc.	200	8,964
*Dynamics Research Corp.	300	4,041
#Earthlink, Inc.	2,100	17,913
*eBay, Inc.	8,900	270,204
#*Ebix, Inc.	600	13,530
*Echelon Corp.	700	6,370
*EchoStar Corp.	900	24,525
*Electronic Arts, Inc.	900	14,031
*Electronics for Imaging, Inc.	500	7,490
*EMC Corp.	16,721	416,186
*EMS Technologies, Inc.	100	1,833
#*Emulex Corp.	1,300	14,833
*Entegris, Inc.	3,000	22,950
#*Entropic Communications, Inc.	1,300	14,261
*Epicor Software Corp.	1,300	13,468
EPIQ Systems, Inc.	400	5,140
*ePlus, Inc.	200	5,168
*Equinix, Inc.	316	27,941
*Euronet Worldwide, Inc.	700	12,803
*ExlService Holdings, Inc.	500	9,530
*F5 Networks, Inc.	1,000	108,380
FactSet Research Systems, Inc.	304	30,643

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#Fair Isaac Corp.	900	$22,842
*Fairchild Semiconductor International, Inc.	3,100	55,180
*FalconStor Software, Inc.	800	2,900
*Faro Technologies, Inc.	400	12,128
*FEI Co.	700	19,075
Fidelity National Information Services, Inc.	5,730	174,364
#*Finisar Corp.	1,000	33,300
#*First Solar, Inc.	800	123,664
*Fiserv, Inc.	1,000	61,770
#*FLIR Systems, Inc.	1,150	35,696
Forrester Research, Inc.	500	17,820
*FSI International, Inc.	700	2,926
*Gartner Group, Inc.	1,000	35,420
*Gerber Scientific, Inc.	800	6,104
*Global Cash Access, Inc.	1,500	4,575
Global Payments, Inc.	500	23,620
*Globecomm Systems, Inc.	300	2,838
*Google, Inc.	1,013	608,165
#*GSI Commerce, Inc.	600	13,824
*GSI Technology, Inc.	600	5,520
#*GT Solar International, Inc.	1,300	14,358
*Hackett Group, Inc.	800	2,792
#Harris Corp.	1,000	46,540
Heartland Payment Systems, Inc.	405	6,399
Hewlett-Packard Co.	22,700	1,037,163
*Hutchinson Technology, Inc.	1,000	3,310
*Hypercom Corp.	500	4,470
*I.D. Systems, Inc.	300	1,302
*IAC/InterActiveCorp.	2,100	59,409
iGATE Corp.	900	13,860
#*Imation Corp.	800	8,080
*Infinera Corp.	1,400	10,269
#*Informatica Corp.	600	27,840
*InfoSpace, Inc.	500	4,090
*Ingram Micro, Inc.	2,300	45,402
*Innodata Isogen, Inc.	400	1,132
*Integral Systems, Inc.	200	2,438
*Integrated Device Technology, Inc.	2,000	12,760
*Integrated Silicon Solution, Inc.	900	9,378
Intel Corp.	38,200	819,772
*Interactive Intelligence, Inc.	100	3,273
#*InterDigital, Inc.	400	19,260
*Intermec, Inc.	1,600	18,176
*Internap Network Services Corp.	900	6,561
International Business Machines Corp.	10,750	1,741,500
*International Rectifier Corp.	1,700	54,451
#Intersil Corp. Class A	1,600	24,192
*Intevac, Inc.	300	4,125
*Intuit, Inc.	2,000	93,860
*IPG Photonics Corp.	600	20,790
*Itron, Inc.	1,200	69,624
*Ixia.	1,000	15,730
*IXYS Corp.	800	9,064
#*j2 Global Communications, Inc.	900	24,840
Jabil Circuit, Inc.	3,500	70,735
Jack Henry & Associates, Inc.	1,600	47,296
*JDA Software Group, Inc.	651	19,647
*JDS Uniphase Corp.	5,567	94,472
*Juniper Networks, Inc.	4,000	148,480
*Kenexa Corp.	400	8,296
KLA-Tencor Corp.	400	17,632

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Knot, Inc. (The)	750	$8,310
*Kulicke & Soffa Industries, Inc.	1,400	13,650
*KVH Industries, Inc.	300	3,645
#*L-1 Identity Solutions, Inc.	2,100	25,053
*Lam Research Corp.	1,200	59,868
*Lattice Semiconductor Corp.	2,200	13,706
#*Lawson Software, Inc.	3,500	32,900
Lender Processing Services, Inc.	600	19,044
*Lexmark International, Inc.	2,000	69,680
*Limelight Networks, Inc.	1,900	11,846
#Linear Technology Corp.	300	10,437
*Lionbridge Technologies, Inc.	700	2,688
*Liquidity Services, Inc.	500	7,135
Littlefuse, Inc.	600	30,768
*LoopNet, Inc.	600	6,162
*Loral Space & Communications, Inc.	400	29,788
*LSI Corp.	6,950	43,020
*LTX-Credence Corp.	600	5,319
*Magma Design Automation, Inc.	1,000	5,430
*Manhattan Associates, Inc.	500	14,755
*ManTech International Corp. Class A	300	12,062
Marchex, Inc.	700	6,664
*Marvell Technology Group, Ltd.	1,700	32,317
MasterCard, Inc. Class A	400	94,604
*Mattson Technology, Inc.	700	1,603
Maxim Integrated Products, Inc.	3,800	98,116
Maximus, Inc.	300	20,355
*Maxwell Technologies, Inc.	400	7,200
*McAfee, Inc.	1,350	64,665
*Measurement Specialties, Inc.	200	5,388
*MEMC Electronic Materials, Inc.	2,500	27,725
*MEMSIC, Inc.	500	1,560
*Mentor Graphics Corp.	2,200	28,017
*Mercury Computer Systems, Inc.	600	11,328
#Micrel, Inc.	800	10,712
#Microchip Technology, Inc.	1,050	38,294
*Micron Technology, Inc.	15,424	162,569
*MICROS Systems, Inc.	1,400	64,036
*Microsemi Corp.	800	17,992
Microsoft Corp.	61,952	1,717,619
*MicroStrategy, Inc.	200	21,272
*MKS Instruments, Inc.	744	21,360
*ModusLink Global Solutions, Inc.	1,100	6,743
Molex, Inc. Class A	1,600	34,816
*MoneyGram International, Inc.	1,800	4,446
*Monotype Imaging Holdings, Inc.	800	8,988
*Motorola Mobility Holdings, Inc.	3,612	100,666
*Motorola Solutions, Inc.	4,128	160,043
*Move, Inc.	1,600	3,600
*Multi-Fineline Electronix, Inc.	400	11,560
*Nanometrics, Inc.	386	6,608
National Instruments Corp.	1,403	59,361
National Semiconductor Corp.	1,500	22,740
*NCI, Inc. Class A	100	2,100
#*NetApp, Inc.	2,700	147,771
*NETGEAR, Inc.	400	13,862
*NetList, Inc.	400	856
*NetScout Systems, Inc.	900	20,628
#*NetSuite, Inc.	283	7,621
*Network Engines, Inc.	1,000	1,820
*Network Equipment Technologies, Inc.	600	2,964

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*NeuStar, Inc.	1,400	$37,562
*Novatel Wireless, Inc.	400	2,884
*Novellus Systems, Inc.	1,000	36,070
#*Nuance Communications, Inc.	1,500	30,495
*Nvidia Corp.	3,800	90,896
*Occam Networks, Inc.	500	4,275
#*Oclaro, Inc.	140	1,943
*OmniVision Technologies, Inc.	700	18,081
*ON Semiconductor Corp.	5,000	55,250
*Online Resources Corp.	500	3,360
*OpenTable, Inc.	100	7,862
*Openwave Systems, Inc.	1,900	3,857
*Oplink Communications, Inc.	600	14,868
OPNET Technologies, Inc.	400	11,436
*Opnext, Inc.	930	1,730
Oracle Corp.	19,400	621,382
*OSI Systems, Inc.	300	11,397
*PAR Technology Corp.	300	1,812
*Parametric Technology Corp.	2,600	57,798
*PC Connection, Inc.	500	4,425
*PC Mall, Inc.	200	1,400
*PC-Tel, Inc.	226	1,638
*Perceptron, Inc.	200	1,074
*Perficient, Inc.	500	5,845
*Pericom Semiconductor Corp.	500	5,015
*Pervasive Software, Inc.	400	2,216
Plantronics, Inc.	1,200	42,480
*Plexus Corp.	800	21,632
*PMC - Sierra, Inc.	3,700	28,934
*Polycom, Inc.	2,400	105,240
#Power Integrations, Inc.	300	11,079
*Power-One, Inc.	2,000	21,400
*Progress Software Corp.	900	25,776
Pulse Electronics Corp.	400	2,044
*QLogic Corp.	2,200	39,182
QUALCOMM, Inc.	11,700	633,321
*Quantum Corp.	2,500	6,725
*Quest Software, Inc.	1,800	46,476
#*Rackspace Hosting, Inc.	1,136	38,067
*Radiant Systems, Inc.	700	12,775
*RadiSys Corp.	600	5,076
#*Rambus, Inc.	300	6,147
*RealNetworks, Inc.	2,800	10,528
*Red Hat, Inc.	600	24,792
Renaissance Learning, Inc.	200	2,122
*RF Micro Devices, Inc.	5,400	36,288
Richardson Electronics, Ltd.	500	6,470
*RightNow Technologies, Inc.	200	5,186
*Rimage Corp.	100	1,423
*Riverbed Technology, Inc.	1,200	43,044
*Rofin-Sinar Technologies, Inc.	500	19,550
#*Rosetta Stone, Inc.	200	3,762
*Rovi Corp.	1,600	98,816
*S1 Corp.	1,200	7,728
*Saba Software, Inc.	600	3,906
#*SAIC, Inc.	1,600	26,512
#*Salesforce.com, Inc.	500	64,570
*Sandisk Corp.	4,100	186,017
#*Sanmina-SCI Corp.	1,500	22,545
Sapient Corp.	2,400	28,680
*SAVVIS, Inc.	475	14,616

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*SeaChange International, Inc.	500	$4,140
*Seagate Technology	5,800	81,200
*ShoreTel, Inc.	600	4,548
*Silicon Graphics International Corp.	600	5,952
#*Silicon Laboratories, Inc.	626	27,844
*Skyworks Solutions, Inc.	600	19,062
#*Smart Modular Technologies (WWH), Inc.	900	6,084
*Smith Micro Software, Inc.	600	7,572
*SolarWinds, Inc.	500	9,450
Solera Holdings, Inc.	800	41,864
*Sonic Solutions, Inc.	193	2,815
*Sourcefire, Inc.	400	9,844
*Spansion, Inc. Class A	205	4,075
*SRA International, Inc.	800	21,344
*SRS Labs, Inc.	400	4,052
*StarTek, Inc.	200	1,100
#*STEC, Inc.	900	18,441
#*Stratasys, Inc.	200	6,606
*SuccessFactors, Inc.	804	23,412
#*SunPower Corp. Class A	200	2,688
*Super Micro Computer, Inc.	300	4,222
*Support.com, Inc.	1,000	5,540
Sycamore Networks, Inc.	300	6,258
*Symantec Corp.	6,600	116,226
#*Synaptics, Inc.	300	8,538
*Synchronoss Technologies, Inc.	500	14,230
*SYNNEX Corp.	400	13,356
*Synopsys, Inc.	2,300	62,399
Syntel, Inc.	400	22,308
*Take-Two Interactive Software, Inc.	1,500	18,712
*Taleo Corp.	500	14,730
*Tech Data Corp.	1,100	51,601
*TechTarget, Inc.	844	6,203
*TeleCommunication Systems, Inc.	700	2,863
*TeleTech Holdings, Inc.	1,100	23,551
Tellabs, Inc.	15,000	79,500
Telular Corp.	100	703
*Teradata Corp.	1,200	51,588
#*Teradyne, Inc.	5,400	90,072
#*Terremark Worldwide, Inc.	700	13,258
#Texas Instruments, Inc.	7,900	267,889
TheStreet.com, Inc.	700	2,135
*THQ, Inc.	1,500	8,715
*TIBCO Software, Inc.	3,100	68,138
*Tier Technologies, Inc.	400	2,316
*TNS, Inc.	400	7,072
Total System Services, Inc.	200	3,482
*Transact Technologies, Inc.	300	2,847
#*Trimble Navigation, Ltd.	1,600	73,728
*Triquint Semiconductor, Inc.	2,800	36,848
#*Tyler Technologies, Inc.	400	8,300
*Ultimate Software Group, Inc.	51	2,479
*Ultratech, Inc.	500	11,268
*Unisys Corp.	800	22,664
United Online, Inc.	1,700	12,019
*Universal Display Corp.	500	16,920
#*ValueClick, Inc.	1,400	19,614
*VeriFone Systems, Inc.	1,400	55,916
VeriSign, Inc.	300	10,095
*Viasat, Inc.	500	21,698
*Video Display Corp.	37	141

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#Virnetx Holding Corp.	700	$8,820
*Virtusa Corp.	504	8,114
#Visa, Inc.	2,200	153,670
#*Vishay Intertechnology, Inc.	4,700	77,550
*VistaPrint NV	499	25,269
#*VMware, Inc. Class A	500	42,760
*Vocus, Inc.	400	10,372
*Web.com Group, Inc.	400	3,760
*WebMD Health Corp.	500	26,140
*Websense, Inc.	738	14,140
*Western Digital Corp.	3,000	102,060
*Wright Express Corp.	700	33,124
Xerox Corp.	23,490	249,464
#Xilinx, Inc.	2,300	74,060
*X-Rite, Inc.	1,700	7,582
*Yahoo!, Inc.	13,771	221,989
*Zebra Technologies Corp. Class A	1,200	46,680
*Zix Corp.	600	2,700
*Zygo Corp.	300	3,264

Total Information Technology		23,519,100

Materials — (4.6%)
A. Schulman, Inc.	627	13,386
*A.M. Castle & Co.	600	9,414
*AEP Industries, Inc.	100	2,769
Air Products & Chemicals, Inc.	2,100	183,225
Airgas, Inc.	600	37,602
#AK Steel Holding Corp.	1,500	23,850
Albemarle Corp.	1,200	67,392
Alcoa, Inc.	10,000	165,700
#Allegheny Technologies, Inc.	806	52,543
*Allied Nevada Gold Corp.	800	21,152
#AMCOL International Corp.	500	14,960
*American Pacific Corp.	200	1,228
American Vanguard Corp.	500	4,145
AptarGroup, Inc.	1,100	52,866
*Arabian American Development Co.	500	2,250
Ashland, Inc.	1,965	114,088
Balchem Corp.	534	17,969
Ball Corp.	1,000	71,130
Bemis Co., Inc.	3,844	125,122
#Boise, Inc.	2,200	19,778
*Brush Engineered Materials, Inc.	400	13,992
Buckeye Technologies, Inc.	1,500	37,740
Cabot Corp.	1,200	51,900
*Calgon Carbon Corp.	1,700	24,242
Carpenter Technology Corp.	700	28,805
Celanese Corp. Class A	1,100	45,639
*Century Aluminum Co.	1,400	20,818
CF Industries Holdings, Inc.	719	97,094
*Clearwater Paper Corp.	200	15,816
Cliffs Natural Resources, Inc.	900	76,914
*Coeur d’Alene Mines Corp.	1,900	44,422
Commercial Metals Co.	1,400	23,408
Compass Minerals International, Inc.	300	27,561
*Contango ORE, Inc.	50	475
*Crown Holdings, Inc.	1,300	43,368
Cytec Industries, Inc.	900	49,086
Deltic Timber Corp.	200	11,998
#Domtar Corp.	1,600	140,688
Dow Chemical Co. (The)	9,500	337,060

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
E.I. du Pont de Nemours & Co.	7,100	$359,828
#Eagle Materials, Inc.	1,100	31,900
#Eastman Chemical Co.	1,000	92,860
Ecolab, Inc.	2,300	114,287
*Ferro Corp.	1,400	21,588
#*Flotek Industries, Inc.	200	1,408
FMC Corp.	600	45,636
Freeport-McMoRan Copper & Gold, Inc. Class B	1,699	184,766
#*General Moly, Inc.	1,200	6,108
#*Georgia Gulf Corp.	300	7,989
Globe Specialty Metals, Inc.	500	9,180
*Golden Minerals, Co.	100	1,960
*Graphic Packaging Holding Co.	6,100	28,975
Greif, Inc. Class A	400	25,220
H.B. Fuller Co.	1,400	31,906
Hawkins, Inc.	200	7,854
Haynes International, Inc.	300	14,616
*Headwaters, Inc.	1,600	8,416
#*Hecla Mining Co.	3,700	33,300
*Horsehead Holding Corp.	1,000	12,710
Huntsman Corp.	6,900	120,129
Innophos Holdings, Inc.	200	6,634
*Innospec, Inc.	500	10,060
International Flavors & Fragrances, Inc.	600	34,230
International Paper Co.	8,700	251,256
#*Intrepid Potash, Inc.	1,500	54,210
Kaiser Aluminum Corp.	150	7,156
*KapStone Paper & Packaging Corp.	1,800	30,654
KMG Chemicals, Inc.	300	5,109
Kronos Worldwide, Inc.	600	26,298
*Landec Corp.	600	3,756
Limoneira Co.	15	338
*Louisiana-Pacific Corp.	4,800	48,192
*LSB Industries, Inc.	300	9,036
Lubrizol Corp.	1,100	118,206
#Martin Marietta Materials, Inc.	300	25,050
MeadWestavco Corp.	4,900	140,287
*Mercer International, Inc.	400	3,420
Minerals Technologies, Inc.	400	25,208
Monsanto Co.	2,100	154,098
Mosaic Co. (The)	600	48,624
Myers Industries, Inc.	800	7,312
Nalco Holding Co.	1,700	51,782
Neenah Paper, Inc.	600	11,556
NewMarket Corp.	200	25,372
Newmont Mining Corp.	2,123	116,914
NL Industries, Inc.	400	5,340
#Nucor Corp.	1,900	87,229
Olin Corp.	2,200	42,834
Olympic Steel, Inc.	300	8,211
*OM Group, Inc.	700	25,326
*Omnova Solutions, Inc.	800	5,624
*Owens-Illinois, Inc.	1,400	41,286
P.H. Glatfelter Co.	900	10,827
Packaging Corp. of America	2,300	64,975
*Penford Corp.	200	1,182
*PolyOne Corp.	900	11,835
PPG Industries, Inc.	1,300	109,564
#Praxair, Inc.	2,800	260,512
Quaker Chemical Corp.	400	15,352
Reliance Steel & Aluminum Co.	2,300	120,267

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
#Rock-Tenn Co. Class A	1,000	$66,750
*Rockwood Holdings, Inc.	1,600	64,944
*Royal Gold, Inc.	945	43,848
RPM International, Inc.	1,800	42,174
*RTI International Metals, Inc.	200	5,778
#Schnitzer Steel Industries, Inc. Class A	500	30,850
#Schweitzer-Maudoit International, Inc.	300	17,988
Scotts Miracle-Gro Co. Class A (The)	800	41,336
Sealed Air Corp.	5,900	157,471
*Senomyx, Inc.	500	2,975
Sensient Technologies Corp.	1,200	40,692
Sherwin-Williams Co.	700	59,311
#Sigma-Aldrich Corp.	1,400	89,110
Silgan Holdings, Inc.	1,600	59,728
*Solitario Exploration & Royalty Corp.	1,000	3,500
*Solutia, Inc.	2,400	56,208
#Sonoco Products Co.	1,700	60,435
Southern Copper Corp.	4,100	183,762
*Spartech Corp.	1,000	8,350
Steel Dynamics, Inc.	3,343	60,843
#Stepan Co.	100	7,252
*Stillwater Mining Co.	2,300	49,864
Synalloy Corp.	300	3,615
Temple-Inland, Inc.	4,100	98,359
#Texas Industries, Inc.	700	27,811
*Titanium Metals Corp.	4,200	79,170
*U.S. Gold Corp.	2,000	12,800
*United States Lime & Minerals, Inc.	200	7,956
#United States Steel Corp.	2,600	149,942
Valhi, Inc.	1,400	28,896
Valspar Corp.	3,800	142,006
#Vulcan Materials Co.	1,200	51,072
#Walter Energy, Inc.	200	26,054
Wausau Paper Corp.	800	6,856
Westlake Chemical Corp.	700	27,104
#Weyerhaeuser Co.	13,438	311,493
#Worthington Industries, Inc.	2,700	51,300
*WR Grace & Co.	600	21,294
Zep, Inc.	200	3,614
#*Zoltek Cos., Inc.	700	7,826

Total Materials		7,487,690

Other — (0.0%)
*GAMCO Investors, Inc. Debentures	3	133
●*Student Loan Corp. Escrow Shares	400	1,000

Total Other		1,133

Real Estate Investment Trusts — (0.0%)
Sabra Healthcare REIT, Inc.	400	7,444

Telecommunication Services — (2.4%)
AboveNet, Inc.	400	23,824
Alaska Communications Systems Group, Inc.	600	5,520
*American Tower Corp.	2,750	139,865
*Arbinet Corp.	125	1,175
AT&T, Inc.	67,107	1,846,785
Atlantic Tele-Network, Inc.	400	14,940
*Cbeyond, Inc.	600	8,790
*Cincinnati Bell, Inc.	5,900	16,815
#Consolidated Communications Holdings, Inc.	300	5,325
*Crown Castle International Corp.	800	33,736

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
#Frontier Communications Corp.	10,860	$99,586
*General Communications, Inc. Class A	1,400	16,954
#*Global Crossing, Ltd.	1,400	18,662
HickoryTech Corp.	380	3,834
*Hughes Communications, Inc.	400	24,408
IDT Corp. Class B	400	9,212
*Iridium Communications, Inc.	1,600	12,288
*Leap Wireless International, Inc.	1,800	25,164
*MetroPCS Communications, Inc.	3,766	48,694
*Neutral Tandem, Inc.	500	7,560
*NII Holdings, Inc.	2,100	88,158
NTELOS Holdings Corp.	800	16,128
*PAETEC Holding Corp.	3,400	13,430
*Premiere Global Services, Inc.	1,800	11,214
Qwest Communications International, Inc.	13,500	96,255
#*SBA Communications Corp.	900	36,720
Shenandoah Telecommunications Co.	500	8,365
*Sprint Nextel Corp.	45,150	204,078
*SureWest Communications	300	3,288
Telephone & Data Systems, Inc.	1,200	42,900
Telephone & Data Systems, Inc. Special Shares	1,200	36,984
#*tw telecom, inc.	3,200	54,880
*United States Cellular Corp.	1,000	48,740
USA Mobility, Inc.	700	11,956
Verizon Communications, Inc.	22,720	809,286
*Vonage Holdings Corp.	2,100	6,888
Windstream Corp.	4,013	51,407

Total Telecommunication Services		3,903,814

Utilities — (3.2%)
*AES Corp.	24,791	307,408
AGL Resources, Inc.	1,600	58,720
Allegheny Energy, Inc.	700	18,046
ALLETE, Inc.	800	29,528
Alliant Energy Corp.	1,000	37,160
Ameren Corp.	1,900	53,903
American Electric Power Co., Inc.	3,200	114,176
American States Water Co.	400	13,600
American Water Works Co., Inc.	2,500	63,750
#Aqua America, Inc.	3,150	72,828
Artesian Resources Corp.	200	3,804
Atmos Energy Corp.	2,000	65,200
Avista Corp.	1,400	31,710
Black Hills Corp.	800	24,808
#*Cadiz, Inc.	200	2,362
California Water Service Group	200	7,300
#*Calpine Corp.	13,200	188,364
CenterPoint Energy, Inc.	4,850	78,328
Central Vermont Public Service Corp.	200	4,294
CH Energy Group, Inc.	100	4,861
Chesapeake Utilities Corp.	181	7,077
Cleco Corp.	1,600	50,016
#CMS Energy Corp.	2,700	52,650
Connecticut Water Services, Inc.	200	4,894
Consolidated Edison, Inc.	2,400	119,784
Constellation Energy Group, Inc.	2,000	64,500
Dominion Resources, Inc.	4,426	192,708
DPL, Inc.	1,800	47,124
DTE Energy Co.	2,300	106,398
Duke Energy Corp.	5,296	94,692
*Dynegy, Inc.	3,500	22,015

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
Edison International, Inc.	2,100	$76,188
*El Paso Electric Co.	900	24,255
#Empire District Electric Co.	800	17,216
Energen Corp.	948	52,993
Entergy Corp.	1,200	86,604
EQT Corp.	2,200	106,018
Exelon Corp.	3,200	136,032
#FirstEnergy Corp.	1,600	62,592
*GenOn Energy, Inc.	8,600	35,604
#Great Plains Energy, Inc.	2,300	45,264
#Hawaiian Electric Industries, Inc.	1,600	39,840
IDACORP, Inc.	1,400	52,318
Integrys Energy Group, Inc.	800	38,072
ITC Holdings Corp.	1,160	76,212
#Laclede Group, Inc.	500	19,000
MDU Resources Group, Inc.	1,800	38,214
MGE Energy, Inc.	700	28,490
Middlesex Water Co.	200	3,556
National Fuel Gas Co.	300	20,502
New Jersey Resources Corp.	1,100	46,156
NextEra Energy, Inc.	3,800	203,148
#Nicor, Inc.	1,100	55,517
NiSource, Inc.	3,300	61,446
Northeast Utilities, Inc.	2,600	85,592
Northwest Natural Gas Co.	600	26,736
*NRG Energy, Inc.	5,739	119,084
#NSTAR	1,600	69,408
NV Energy, Inc.	2,000	28,740
OGE Energy Corp.	1,400	64,246
#Oneok, Inc.	1,300	76,557
Ormat Technologies, Inc.	1,400	43,064
Otter Tail Corp.	800	18,136
Pennichuck Corp.	100	2,810
#Pepco Holdings, Inc.	2,100	38,997
PG&E Corp.	1,100	50,908
#Piedmont Natural Gas Co.	1,400	39,284
Pinnacle West Capital Corp.	1,300	52,923
PNM Resources, Inc.	2,100	27,363
Portland General Electric Co.	2,400	53,616
#PPL Corp.	1,489	38,401
#Progress Energy, Inc.	2,212	99,363
Public Service Enterprise Group, Inc.	5,100	165,393
Questar Corp.	5,000	87,150
#SCANA Corp.	1,018	43,031
Sempra Energy	1,400	72,898
SJW Corp.	500	12,220
#South Jersey Industries, Inc.	600	31,344
Southern Co.	5,904	222,108
Southwest Gas Corp.	1,100	40,964
TECO Energy, Inc.	4,228	77,837
UGI Corp.	1,800	56,430
UIL Holdings Corp.	400	12,076
Unisource Energy Corp.	1,200	42,972
Unitil Corp.	200	4,400
#Westar Energy, Inc.	1,300	33,150
WGL Holdings, Inc.	1,600	57,696
Wisconsin Energy Corp.	1,000	60,290
Xcel Energy, Inc.	4,200	98,994

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
York Water Co.	300	$5,061

Total Utilities		5,326,487

TOTAL COMMON STOCKS		143,040,570

RIGHTS/WARRANTS — (0.0%)
●*U.S. Concrete, Inc. Warrants A 08/31/17	20	—
●*U.S. Concrete, Inc. Warrants B 08/31/17	20	—

TOTAL RIGHTS/WARRANTS		—

TEMPORARY CASH INVESTMENTS — (0.2%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	407,215	407,215

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.3%)
§@DFA Short Term Investment Fund	19,953,089	19,953,089
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $364,951 FNMA5.753%, 11/01/37, valued at $122,114) to be repurchased at $118,558	$119	118,557

TOTAL SECURITIES LENDING COLLATERAL		20,071,646

TOTAL INVESTMENTS — (100.0%) (Cost $136,834,684)##		$163,519,431

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$18,458,717	—	—	$18,458,717
Consumer Staples	11,122,911	—	—	11,122,911
Energy	16,503,508	—	—	16,503,508
Financials	21,517,610	—	—	21,517,610
Health Care	15,695,789	$365	—	15,696,154
Industrials	19,496,002	—	—	19,496,002
Information Technology	23,519,100	—	—	23,519,100
Materials	7,487,690	—	—	7,487,690
Other	133	1,000	—	1,133
Real Estate Investment Trusts	7,444	—	—	7,444
Telecommunication Services	3,903,814	—	—	3,903,814
Utilities	5,326,487	—	—	5,326,487
Rights/Warrants	—	—	—	—
Temporary Cash Investments	407,215	—	—	407,215
Securities Lending Collateral	—	20,071,646	—	20,071,646

TOTAL	$143,446,420	$20,073,011	—	$163,519,431

See accompanying Notes to Schedules of Investments.

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value††
COMMON STOCKS — (89.6%)
AUSTRALIA — (6.7%)
Adelaide Brighton, Ltd.	6,885	$22,998
AGL Energy, Ltd.	5,673	84,357
#Alesco Corp., Ltd.	1,171	3,837
Alumina, Ltd.	19,252	46,135
Amcor, Ltd.	23,143	159,025
#AMP, Ltd.	14,479	77,406
Ansell, Ltd.	3,364	44,176
AP Eagers, Ltd.	376	4,688
APA Group, Ltd.	7,411	29,461
APN News & Media, Ltd.	5,205	8,998
#*Aquila Resources, Ltd.	855	7,861
*Asciano Group, Ltd.	44,796	71,998
ASX, Ltd.	1,150	42,927
#*Atlas Iron, Ltd.	8,000	25,602
#*Austar United Communications, Ltd.	12,000	11,578
Austereo Group, Ltd.	3,383	7,065
Australia & New Zealand Banking Group, Ltd.	11,676	276,718
Australian Infrastructure Fund NL	14,370	27,248
Australian Pharmaceutical Industries, Ltd.	40,511	17,252
*Australian Worldwide Exploration, Ltd.	5,136	9,135
#Bank of Queensland, Ltd.	6,540	64,551
Beach Petroleum, Ltd.	14,092	11,117
#Bendigo Bank, Ltd.	3,601	35,187
BHP Billiton, Ltd.	2,376	105,705
BHP Billiton, Ltd. Sponsored ADR	7,300	649,919
BlueScope Steel, Ltd.	42,228	89,916
Boart Longyear Group NL	12,894	56,064
#Boral, Ltd.	25,099	120,642
Bradken, Ltd.	1,159	10,732
Brambles, Ltd.	11,520	82,674
Brickworks, Ltd.	3,268	36,788
Cabcharge Australia, Ltd.	4,103	23,177
Caltex Australia, Ltd.	4,341	58,232
Campbell Brothers, Ltd.	539	21,127
Cape Lambert Iron Ore, Ltd.	50,049	30,525
Cardno, Ltd.	4,839	28,852
*Catalpa Resources, Ltd.	12,183	20,750
*Centamin Egypt, Ltd.	8,932	19,522
Challenger Financial Services Group, Ltd.	2,622	12,016
Clough, Ltd.	24,174	18,027
*Coal of Africa, Ltd.	2,428	4,053
Coca-Cola Amatil, Ltd.	5,841	65,438
Cochlear, Ltd.	632	48,615
Commonwealth Bank of Australia NL	8,452	443,526
Computershare, Ltd.	1,340	13,494
ConnectEast Group, Ltd.	42,923	18,590
*Cooper Energy, Ltd.	14,556	5,644
Crane Group, Ltd.	1,711	17,046
#Crown, Ltd.	5,061	43,452
CSL, Ltd.	1,110	41,296
CSR, Ltd.	18,292	29,386
#*Dart Energy, Ltd.	2,790	3,049
David Jones, Ltd.	17,592	83,183
Downer EDI, Ltd.	8,836	33,986
DUET Group, Ltd.	9,081	15,102
DuluxGroup, Ltd.	7,839	21,019
Emeco Holdings, Ltd.	35,776	39,271
Energy Resources of Australia, Ltd.	2,084	20,892

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Extract Resources, Ltd.	4,606	$41,001
#Fairfax Media, Ltd.	41,918	56,475
#FKP Property Group, Ltd.	38,528	30,598
Fleetwood Corp., Ltd.	2,544	35,348
Foster’s Group, Ltd.	17,063	96,237
*Gindalbie Metals, Ltd.	21,987	29,370
Goodman Fielder, Ltd.	40,900	51,422
#Graincorp, Ltd. Series A	7,936	59,672
#*Gunns, Ltd.	26,718	15,423
GWA Group, Ltd.	8,700	28,212
Hastie Group, Ltd.	17,874	18,273
#*Highlands Pacific, Ltd.	35,495	13,138
Hills Holdings, Ltd.	5,399	10,022
*Iluka Resources, Ltd.	7,075	60,130
Incitec Pivot, Ltd.	18,319	78,888
Infigen Energy, Ltd.	28,218	13,991
Insurance Australia Group, Ltd.	35,547	135,578
Invocare, Ltd.	3,621	25,919
#IOOF Holdings, Ltd.	6,065	47,442
*iSOFT Group, Ltd.	30,000	2,095
#JB Hi-Fi, Ltd.	845	15,556
*Kagara, Ltd.	4,074	3,136
*Karoon Gas Australia, Ltd.	2,842	21,313
#Leighton Holdings, Ltd.	408	12,857
Lend Lease Group NL	12,479	110,050
Macarthur Coal, Ltd.	3,623	45,194
Macquarie Group, Ltd.	4,028	163,867
MAP Group, Ltd.	22,151	66,135
McPherson’s, Ltd.	4,771	15,045
Mermaid Marine Australia, Ltd.	2,492	7,856
*Minara Resources, Ltd.	1,630	1,484
Mineral Resources, Ltd.	2,905	34,441
#*Mirabela Nickel, Ltd.	12,723	28,699
Monadelphous Group, Ltd.	2,341	45,266
*Mount Gibson Iron, Ltd.	5,247	11,111
#*Murchison Metals, Ltd.	3,368	4,342
National Australia Bank, Ltd.	18,248	450,264
Navitas, Ltd.	9,213	35,103
*Neptune Marine Services, Ltd.	46,298	4,429
New Hope Corp., Ltd.	4,695	22,936
Newcrest Mining, Ltd.	3,103	114,930
NIB Holdings, Ltd.	20,748	26,851
#*Nufarm, Ltd.	3,884	20,265
Oil Search, Ltd.	10,501	69,774
OneSteel, Ltd.	21,138	57,624
Orica, Ltd.	3,753	95,003
Origin Energy, Ltd.	8,278	135,771
OZ Minerals, Ltd.	88,649	144,877
*Pacific Brands, Ltd.	11,725	12,159
*PanAust, Ltd.	50,694	41,224
Panoramic Resources, Ltd.	2,242	5,257
*Paperlinx, Ltd.	54,966	24,739
Perpetual Trustees Australia, Ltd.	234	7,326
*Perseus Mining, Ltd.	10,446	29,726
#Platinum Asset Mangement, Ltd.	7,171	34,223
Premier Investments, Ltd.	5,059	31,107
Primary Health Care, Ltd.	6,948	25,618
Prime Media Group, Ltd.	500	325
*Qantas Airways, Ltd.	18,155	43,582
Ramsay Health Care, Ltd.	3,891	66,363
Retail Food Group, Ltd.	3,926	10,765

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*RHG, Ltd.	7,163	$7,226
Rio Tinto, Ltd.	3,678	309,591
*Riversdale Mining, Ltd.	1,519	23,955
SAI Global, Ltd.	7,061	32,918
Santos, Ltd.	9,741	131,544
Seek, Ltd.	7,288	48,564
Seven Group Holdings, Ltd.	1,067	9,595
*Sigma Pharmaceuticals, Ltd.	12,951	5,779
*Silex System, Ltd.	1,748	9,677
Sims Metal Management, Ltd.	2,346	45,324
Sims Metal Management, Ltd. Sponsored ADR	2,719	52,314
Sonic Healthcare, Ltd.	4,890	58,190
Southern Cross Media Group, Ltd.	2,348	4,486
SP Ausnet, Ltd.	55,024	48,320
Spark Infrastructure Group, Ltd.	27,962	31,990
Spotless Group, Ltd.	14,263	31,986
*St. Barbara, Ltd.	15,052	28,101
Straits Resources, Ltd.	4,268	9,651
#STW Communications Group, Ltd.	33,925	38,154
Suncorp Group, Ltd.	791	6,816
TABCorp. Holdings, Ltd.	5,040	35,013
Tassal Group, Ltd.	9,649	17,128
Telstra Corp., Ltd.	18,156	50,796
Ten Network Holdings, Ltd.	5,327	7,473
Toll Holdings, Ltd.	4,917	28,873
Tower Australia Group, Ltd.	5,507	21,535
Transfield Services, Ltd.	16,298	50,800
Transurban Group, Ltd.	8,220	42,618
UGL, Ltd.	3,425	51,656
#*Virgin Blue Holdings, Ltd.	23,199	9,161
Washington H. Soul Pattinson & Co., Ltd.	4,788	59,185
Wesfarmers, Ltd.	6,043	205,662
#West Australian Newspapers Holdings, Ltd.	1,256	7,791
Westpac Banking Corp.	3,985	91,661
Westpac Banking Corp. Sponsored ADR	2,892	331,105
*Whitehaven Coal, Ltd.	4,889	34,295
WHK Group, Ltd.	11,744	12,270
Woodside Petroleum, Ltd.	3,403	141,650
Woolworths, Ltd.	6,223	165,563
WorleyParsons, Ltd.	1,310	36,238

TOTAL AUSTRALIA		8,701,511

AUSTRIA — (0.3%)
Agrana Beteiligungs AG	20	2,080
Andritz AG	195	16,631
BWIN Interactive Entertainment AG	192	7,129
Erste Group Bank AG	1,442	72,046
#EVN AG	357	6,004
*Intercell AG	265	3,663
Mayr-Melnhof Karton AG	100	11,864
#Oesterreichischen Post AG	700	21,947
OMV AG	1,381	61,188
*Palfinger AG	699	26,183
Rosenbauer International AG	124	6,524
Schoeller-Bleckmann Oilfield Equipment AG	340	27,878
Semperit Holding AG	381	18,396
Strabag SE	1,331	38,604
Uniqa Versicherungen AG	385	7,990
#Verbund AG	256	10,238
Voestalpine AG	845	37,909

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRIA — (Continued)
Zumtobel AG	366	$10,666

TOTAL AUSTRIA		386,940

BELGIUM — (0.9%)
Ackermans & van Haaren NV	653	56,040
*Agfa-Gevaert NV	7,268	32,313
Anheuser-Busch InBev NV	1,681	92,753
Anheuser-Busch InBev NV Sponsored ADR	1,800	99,558
#Banque Nationale de Belgique SA	8	36,938
Bekaert SA	60	6,005
Belgacom SA	1,073	38,537
Compagnie d’Entreprises SA	624	46,155
#*Deceuninck NV	4,912	12,980
Delhaize Group SA Sponsored ADR	700	55,580
#*Dexia SA	5,726	23,921
D’Ieteren SA	300	17,917
#Elia System Operator SA NV	896	35,782
EVS Broadcast Equipment SA	396	24,260
*Galapagos NV	2,035	32,427
*KBC Groep NV	2,524	101,041
Kinepolis Group NV	285	18,891
Mobistar SA	202	12,606
#Nyrstar NV	5,350	85,940
Omega Pharma SA	168	8,637
Recticel SA	1,539	15,532
Sioen Industries NV	344	3,374
#Solvay SA	724	75,638
Telenet Group Holding NV	1,220	48,002
Tessenderlo Chemie NV	1,301	46,536
#*ThromboGenics NV	1,084	32,718
Umicore SA	1,744	89,373

TOTAL BELGIUM		1,149,454

CANADA — (8.4%)
*Advantage Oil & Gas, Ltd.	4,130	30,645
AGF Management, Ltd. Class B	854	15,897
Agnico-Eagle Mines, Ltd.	400	27,379
Alamos Gold, Inc.	2,800	42,335
*Altius Minerals Corp.	3,500	47,081
*Antrim Energy, Inc.	4,360	4,920
Astral Media, Inc. Class A	500	19,988
ATCO, Ltd.	1,000	58,521
#Atlantic Power Corp.	2,100	32,129
*Atrium Innovations, Inc.	1,900	31,270
*ATS Automation Tooling System, Inc.	3,050	22,448
*Ballard Power Systems, Inc.	10,800	17,796
#Bank of Montreal	2,750	158,681
Bank of Nova Scotia	4,010	226,099
*Bankers Petroleum, Ltd.	1,500	12,493
Barrick Gold Corp.	4,534	214,939
#BCE, Inc.	4,327	157,161
#*Birchcliff Energy, Ltd.	1,100	12,468
*BlackPearl Resources, Inc.	5,500	41,359
Bombardier, Inc. Class B	9,300	52,939
CAE, Inc.	908	11,543
Cameco Corp.	1,900	78,763
Canaccord Capital, Inc.	2,723	41,470
Canada Bread Co., Ltd.	200	9,108
#Canadian Imperial Bank of Commerce	2,864	218,143
Canadian National Railway Co.	700	47,459
Canadian National Resources, Ltd.	7,400	329,965

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Canadian Pacific Railway, Ltd.	1,190	$79,825
#Canadian Tire Corp. Class A	600	37,330
#Canadian Western Bank	500	14,800
Canam Group, Inc. Class A	3,700	26,235
*Canfor Corp.	1,300	15,826
Cascades, Inc.	2,800	20,301
CCL Industries, Inc. Class B	400	13,194
*Celestica, Inc.	1,800	17,742
*Celtic Exploration, Ltd.	1,200	23,848
Cenovus Energy, Inc.	4,841	167,273
*CGI Group, Inc.	4,800	92,323
#CI Financial Corp.	2,000	42,842
#Cogeco Cable, Inc.	300	12,787
*Compton Petroleum Corp.	900	395
*Connacher Oil & Gas, Ltd.	3,200	4,602
*Consolidated Thompson Iron Mines, Ltd.	5,500	94,582
Corus Entertainment, Inc. Class B	700	15,694
#Crescent Point Energy Corp.	2,031	89,751
*Crew Energy, Inc.	2,300	46,191
*Denison Mines Corp.	1,700	6,366
*Descartes Systems Group, Inc. (The)	4,200	29,151
*Detour Gold Corp.	1,400	36,533
Dorel Industries, Inc. Class B	400	13,082
*Dundee Capital Markets, Inc.	1,460	1,589
*Dundee Precious Metals, Inc.	3,100	24,147
DundeeWealth, Inc.	1,460	28,038
#*Eastern Platinum, Ltd.	24,600	39,307
#Emera, Inc.	500	16,078
Empire Co., Ltd. Class A	300	15,624
#Enbridge, Inc.	3,656	211,981
#Encana Corp.	4,956	159,714
Ensign Energy Services, Inc.	3,200	51,802
*Equinox Minerals, Ltd.	17,303	103,332
Equitable Group, Inc.	1,300	36,351
*Euro Goldfields, Ltd.	1,700	25,466
*Fairborne Energy, Ltd.	900	4,179
Finning International, Inc.	2,600	75,662
#First Quantum Minerals, Ltd.	600	69,416
*Flint Energy Services, Ltd.	2,500	45,938
#Franco-Nevada Corp.	2,740	76,151
*Fronteer Gold, Inc.	1,300	12,840
*Galleon Energy, Inc. Class A	1,400	5,858
George Weston, Ltd.	900	63,715
#*Gildan Activewear, Inc.	675	19,838
#*Golden Star Resources, Ltd.	2,800	10,346
*Grande Cache Coal Corp.	6,500	69,976
*Great Canadian Gaming Corp.	4,400	32,121
#Groupe Aeroplan, Inc.	4,823	65,986
*Hanfeng Evergreen, Inc.	2,300	13,138
*Harry Winston Diamond Corp.	1,359	14,698
Home Capital Group, Inc.	300	16,403
#HudBay Minerals, Inc.	6,400	105,969
#Husky Energy, Inc.	1,200	32,356
IAMGOLD Corp.	8,900	169,228
IESI-BFC, Ltd.	2,338	55,569
#IGM Financial, Inc.	360	15,283
#*Imax Corp.	1,600	40,921
*Imperial Metals Corp.	1,900	42,749
Indigo Books & Music, Inc.	1,191	17,948
Industrial Alliance Insurance & Financial Services, Inc.	1,600	58,721
#Inmet Mining Corp.	1,200	89,459

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*International Forest Products, Ltd. Class A	3,400	$19,829
*Intertape Polymer Group, Inc.	1,600	1,853
#*Ivanhoe Energy, Inc.	8,460	29,486
#*Jaguar Mining, Inc.	2,600	15,475
*Kingsway Financial Services, Inc.	800	1,039
*Lake Shore Gold Corp.	8,200	30,299
Laurentian Bank of Canada	300	15,909
*Legacy Oil & Gas, Inc.	137	2,114
Leon’s Furniture, Ltd.	536	8,029
Linamar Corp.	1,800	37,965
#Loblaw Cos., Ltd.	1,244	48,612
#*Lundin Mining Corp.	9,800	70,171
*MacDonald Dettweiler & Associates, Ltd.	1,700	82,305
#Manitoba Telecom Services, Inc.	300	9,249
#Manulife Financial Corp.	18,616	324,411
Maple Leaf Foods, Inc.	1,913	21,874
#Metro, Inc. Class A	1,760	76,017
*Migao Corp.	3,700	30,040
#*Minera Andes, Inc.	31,500	78,958
Mullen Group, Ltd.	2,000	39,347
#National Bank of Canada	2,095	146,055
Nexen, Inc.	8,727	219,188
#*Northgate Minerals Corp.	11,300	28,889
Nuvista Energy, Ltd.	2,200	20,784
*Open Range Energy Corp.	7,500	20,597
#*Open Text Corp.	400	19,749
*OPTI Canada, Inc.	1,800	1,240
*Osisko Mining Corp.	5,600	74,436
Pacific Rubiales Energy Corp.	1,925	66,438
*Paramount Resources, Ltd. Class A	2,100	64,740
Pason Systems, Inc.	700	9,996
Pembina Pipeline Corp.	1,290	28,574
#PetroBakken Energy, Ltd.	1,261	26,999
*Petrobank Energy & Resources, Ltd.	1,400	32,856
*Petrominerales, Ltd.	1,400	54,582
Potash Corp. of Saskatchewan, Inc.	700	124,013
*Precision Drilling Corp.	520	5,463
Progress Energy Resources Corp.	3,300	44,885
*Quadra FNX Mining, Ltd.	2,922	39,394
Quebecor, Inc. Class B	1,200	42,531
*Queenston Mining, Inc.	5,000	25,765
#*Questerre Energy Corp.	7,500	11,160
Reitmans Canada, Ltd. Class A	700	12,639
Richelieu Hardware, Ltd.	1,151	34,139
#Ritchie Brothers Auctioneers, Inc.	600	14,980
*RONA, Inc.	800	11,209
#Royal Bank of Canada	12,327	660,821
Russel Metals, Inc.	2,600	60,732
Savanna Energy Services Corp.	700	4,956
Sears Canada, Inc.	900	17,589
*SEMAFO, Inc.	1,800	18,335
#Shaw Communictions, Inc. Class B	600	12,667
ShawCor, Ltd.	400	14,488
Sherritt International Corp.	2,300	20,075
*Shore Gold, Inc.	2,500	1,997
*Silver Standard Resources, Inc.	300	6,930
*Silver Wheaton Corp.	2,200	67,866
Silvercorp Metals, Inc.	1,200	12,691
#*Sino-Forest Corp.	4,400	95,703
SNC-Lavalin Group, Inc.	500	29,295
#*SouthGobi Resources, Ltd.	1,700	24,328

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Sprott Resource Corp.	7,300	$36,815
*Sprott Resource Lending Corp.	22,000	38,668
*Stantec, Inc.	400	11,409
#Student Transportation, Inc.	2,293	14,620
#Sun Life Financial, Inc.	9,975	313,888
Suncor Energy, Inc.	16,375	677,992
#Superior Plus Corp.	2,600	30,691
*SXC Health Solutions Corp.	1,000	48,135
Talisman Energy, Inc.	12,900	295,527
Teck Resources, Ltd. Class B	4,600	278,614
Telus Corp.	300	14,875
Telus Corp. Non-Voting.	2,004	95,442
#*Thompson Creek Metals Co., Inc.	4,800	65,144
#Thomson Reuters Corp.	3,576	142,847
Tim Hortons, Inc.	1,300	53,202
*Timminco, Ltd.	600	348
Toromont Industries, Ltd.	400	12,555
#Toronto Dominion Bank	5,920	443,165
#Torstar Corp. Class B	1,400	19,671
#TransAlta Corp.	3,200	66,087
Transcontinental, Inc. Class A	2,900	49,320
*Transglobe Energy Corp.	3,900	47,516
#Trican Well Service, Ltd.	800	17,528
Trinidad Drilling, Ltd.	4,200	30,283
#Uranium One, Inc.	4,000	26,165
*Viterra, Inc.	9,155	106,969
West Fraser Timber Co., Ltd.	300	15,118
Wi-Lan, Inc.	9,000	59,500

TOTAL CANADA		10,986,419

DENMARK — (0.8%)
#Alk-Abello A.S.	90	5,921
Carlsberg A.S. Series B	567	56,370
Coloplast A.S.	150	21,809
D/S Norden A.S.	884	30,009
Danisco A.S.	1,107	134,541
*Danske Bank A.S.	3,536	94,827
DSV A.S.	1,431	29,892
*Genmab A.S.	400	4,646
*GN Store Nord A.S.	7,896	75,631
#*Greentech Energy Systems A.S.	2,497	7,758
H. Lundbeck A.S.	402	8,346
Jeudan A.S.	126	10,176
*Jyske Bank A.S.	376	16,902
#NKT Holding A.S.	250	14,574
Novo-Nordisk A.S. Series B	100	11,259
Novo-Nordisk A.S. Sponsored ADR	2,000	226,260
Novozymes A.S. Series B	436	60,424
Rockwool International A.S.	90	10,604
SimCorp A.S.	50	7,623
*Spar Nord Bank A.S.	600	6,445
*Sydbank A.S.	100	2,888
*TopoTarget A.S.	9,445	5,683
*Torm A.S. ADR	400	2,864
#*Vestas Wind Systems A.S.	3,484	119,518
*William Demant Holding A.S.	401	32,117

TOTAL DENMARK		997,087

FINLAND — (1.6%)
Ahlstrom Oyj	715	15,455
Alma Media Oyj	1,118	13,110

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
FINLAND — (Continued)
Atria P.L.C.	677	$8,145
#Cargotec Oyj Series B	1,156	54,003
*Cramo Oyj	704	18,599
*Finnair Oyj	1,807	12,374
Fiskars Oyj Abp Series A	387	9,187
Fortum Oyj	4,244	130,591
#F-Secure Oyj	6,547	19,907
HKScan Oyj	1,428	15,251
Huhtamaki Oyj	4,004	58,061
KCI Konecranes Oyj	954	40,052
Kemira Oyj	1,394	21,727
Kesko Oyj	1,170	56,224
Kone Oyj Series B	1,397	76,129
Lassila & Tikanoja Oyj	682	12,967
Metso Corp. Oyj	3,140	167,672
*M-Real Oyj Series B	1,449	6,422
Neste Oil Oyj	3,500	66,100
Nokia Oyj	1,588	16,938
#Nokia Oyj Sponsored ADR	30,229	323,450
Nokian Renkaat Oyj	887	31,970
Oriola-KD Oyj Series B	378	1,670
Orion Oyj Series A	463	10,464
Orion Oyj Series B	482	10,893
#Outokumpu Oyj	2,757	51,355
Outotec Oyj	422	23,674
#Poyry Oyj	706	8,620
#Ramirent Oyj	548	7,576
*Rautaruukki Oyj Series K	1,100	27,452
Ruukki Group Oyj	1,697	4,564
Sanoma Oyj	1,322	30,908
#Stockmann Oyj Abp Series B	275	8,840
Stora Enso Oyj Series R	20,055	238,567
Tieto Oyj	806	16,972
#*Tikkurila Oyj	348	7,533
UPM-Kymmene Oyj	11,774	242,407
Vaisala Oyj Series A	69	1,999
Wartsila Corp. Oyj Series B	2,136	165,050

TOTAL FINLAND		2,032,878

FRANCE — (7.7%)
Accor SA	1,270	58,022
*Air France-KLM SA	2,858	52,177
Air Liquide SA	1,114	138,976
*Alcatel-Lucent SA	28,475	94,891
Alstom SA	687	38,341
#*Altran Technologies SA	4,114	20,244
April Group SA	128	4,085
Arkema SA	2,364	164,396
*Atos Origin SA	1,623	90,299
AXA SA	11,668	246,939
AXA SA Sponsored ADR	2,900	61,596
#*Beneteau SA	1,571	33,875
bioMerieux SA	95	10,357
BNP Paribas SA	7,873	587,629
Bongrain SA	214	17,542
#Bourbon SA	1,065	47,326
Bouygues SA	1,944	90,256
*Bull SA	5,424	23,915
Bureau Veritas SA	617	44,735
Canal Plus SA	1,800	13,671
Capgemini SA	1,725	86,781

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Carrefour SA	3,700	$180,887
Casino Guichard Perrachon SA	359	35,056
Cie de Saint-Gobain SA	3,478	200,628
*Cie Generale de Geophysique - Veritas Sponsored ADR	4,700	143,115
Cie Generale des Establissements Michelin SA Series B	2,199	160,033
Cie Generale D’Optique Essilor Intenational SA	1,550	103,629
Ciments Francais SA	106	9,420
Credit Agricole SA	8,423	124,303
Danone SA	4,824	290,022
#Dassault Systemes SA ADR	500	39,385
Delachaux SA	67	5,771
*Derichebourg SA	4,522	38,331
*Edenred SA	2,732	65,216
#EDF Energies Nouvelles SA	145	6,269
Eiffage SA	375	19,270
Electricite de France SA	673	29,646
Eramet SA	14	4,973
Esso S.A.F.	72	10,300
Establissements Maurel et Prom SA	579	10,838
*Euler Hermes SA	231	21,253
*Euro Disney SCA	1,039	6,200
*Eurofins Scientific SA	301	20,129
*European Aeronautic Defence & Space Co. SA	3,285	94,722
Eutelsat Communications SA	1,645	60,004
Faiveley Transport SA	99	8,828
Fimalac SA	138	5,996
France Telecom SA	6,786	148,004
#France Telecom SA Sponsored ADR	5,900	129,505
GDF Suez SA	6,441	255,127
Gemalto NV	1,658	83,762
GIFI SA	27	2,252
GL Events SA	729	24,778
Groupe Eurotunnel SA	2,120	20,600
Groupe Steria SCA	1,736	50,047
Guyenne et Gascogne SA	72	9,055
*Haulotte Group SA	105	1,645
Havas SA	8,511	44,547
Imerys SA	712	46,896
Ingenico SA	1,037	38,487
*Inter Parfums SA	292	10,060
Ipsen SA	668	23,301
Ipsos SA	347	16,825
*JCDecaux SA	773	24,706
Korian SA	218	5,169
Lafarge SA	1,801	106,886
Lagardere SCA	2,391	106,287
Legrand SA	2,260	90,990
L’Oreal SA	1,496	173,539
LVMH Moet Hennessy Louis Vuitton SA	773	120,625
M6 Metropole Television SA	468	11,417
Maisons France Confort SA	226	11,311
*Manitou BF SA	582	16,758
Mersen SA	178	9,392
*Natixis SA	19,483	103,460
Naturex SA	502	29,523
#Neopost SA	102	9,227
Nexans SA	1,179	94,583
Nexity SA	965	44,547
NRJ Group SA	2,272	25,813
Orpea SA	167	7,857
#*PagesJaunes Groupe SA	2,821	28,933

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Pernod-Ricard SA	2,379	$226,264
*Peugeot SA	4,045	169,137
Pierre & Vacances SA	107	9,385
Plastic Omnium SA	158	12,338
PPR SA	910	145,172
Publicis Groupe SA	518	26,647
Rallye SA	759	34,265
Remy Cointreau SA	172	12,150
*Renault SA	4,722	308,680
*Rexel SA	4,160	93,604
*Rhodia SA	3,481	103,839
Rubis SA	413	47,953
*Sa des Ciments Vicat SA	291	22,135
Safran SA	2,541	91,805
Saft Groupe SA	337	12,771
SAMSE SA	4	427
Schneider Electric SA	2,444	380,515
SCOR SE	3,042	84,175
SEB SA	180	17,867
Sechilienne SA	158	4,463
#*Sequana SA	986	18,665
SES SA	2,870	69,125
Societe BIC SA	594	51,031
Societe Generale Paris SA	6,182	399,315
Societe Television Francaise 1 SA	2,666	51,716
Sodexo SA	451	31,010
Sopra Group SA	228	21,297
Stef-TFE SA	27	1,507
STMicroelectronics NV	7,387	89,349
#STMicroelectronics NV ADR	4,375	53,025
Suez Environnement SA	1,367	28,235
Technip SA	1,581	153,593
Teleperformance SA	1,201	43,221
Thales SA	1,671	62,080
#*Theolia SA	955	1,580
Total SA	7,373	431,441
#Total SA Sponsored ADR	6,225	365,843
*Trigano SA	1,235	41,433
#*UbiSoft Entertainment SA	1,168	13,720
*Valeo SA	492	28,839
Vallourec SA	1,422	154,545
Veolia Environnement SA	985	30,811
Veolia Environnement SA ADR	1,000	31,400
Viel et Compagnie SA	300	1,229
Vilmorin & Cie SA	128	15,502
Vinci SA	2,585	149,252
Vivendi SA	10,913	311,972

TOTAL FRANCE		10,000,519

GERMANY — (5.1%)
*Aareal Bank AG	1,754	54,215
Adidas-Salomon AG	789	49,101
*ADVA AG Optical Networking	4,695	40,863
#*Air Berlin P.L.C.	3,958	18,934
#Aixtron AG	817	33,735
Allianz SE	1,837	255,910
Allianz SE Sponsored ADR	10,000	139,600
#Asian Bamboo AG	317	16,925
Aurubis AG	920	52,032
Axel Springer AG	225	35,738
BASF SE	3,639	281,342

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
*Bauer AG	98	$4,999
Bayer AG	1,916	141,634
Bayerische Motoren Werke AG	3,040	233,311
Bechtle AG	976	40,368
Beiersdorf AG	626	34,360
Biotest AG	111	7,222
*Centrosolar Group AG	3,376	24,782
Cewe Color Holding AG	374	17,024
Comdirect Bank AG	2,270	25,227
#*Commerzbank AG	12,682	97,443
#*Constantin Medien AG	3,713	8,354
*Continental AG	138	10,870
CropEnergies AG	1,674	13,283
*Curanum AG	1,469	4,891
*Daimler AG	1,902	139,601
*Delticom AG	86	7,123
*Demag Cranes AG	197	9,526
Deutsche Bank AG (5750355)	3,630	214,642
Deutsche Bank AG (D18190898)	1,215	71,138
*Deutsche Beteiligungs AG	533	15,189
*Deutsche Lufthansa AG	2,403	50,490
Deutsche Post AG	9,886	181,579
Deutsche Telekom AG	16,186	216,376
Deutsche Telekom AG Sponsored ADR	6,800	90,576
*Deutz AG	6,556	54,869
*Dialog Semiconductor P.L.C.	987	22,288
Douglas Holding AG	193	10,386
Drillisch AG	2,194	18,011
*E.ON AG	2,223	74,332
Elexis AG	857	15,277
*Elmos Semiconductor AG	2,740	37,742
Fielmann AG	130	11,835
Fraport AG	1,100	77,597
Freenet AG	2,915	34,266
Fresenius Medical Care AG & Co KGaA ADR	800	46,848
Fresenius SE & Co KGaA	915	79,930
GEA Group AG	2,838	81,096
Generali Deutschland Holding AG	272	33,846
*Gerresheimer AG	1,019	42,265
Gesco AG	211	15,715
GFK SE	415	21,486
Gildemeister AG	2,595	55,672
Grenkeleasing AG	342	18,312
*H&R WASAG AG	95	2,666
Hamburger Hafen und Logistik AG	806	35,677
Hannover Rueckversicherung AG	1,298	72,595
#*Heidelberger Druckmaschinen AG	5,179	24,715
Heidelberger Zement AG	930	61,252
Henkel AG & Co. KGaA	473	24,347
Hochtief AG	1,112	98,417
*Infineon Technologies AG	3,620	38,740
*Infineon Technologies AG ADR	8,952	98,382
#*IVG Immobilien AG	3,658	35,822
*Jenoptik AG	3,400	25,890
#K&S AG	952	70,423
*Kloeckner & Co. SE	1,463	47,069
#Kontron AG	4,419	50,763
*Krones AG	127	8,286
*Kuka AG	785	18,750
KWS Saat AG	54	10,581
Lanxess AG	920	66,833

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
*Leoni AG	1,292	$54,680
Linde AG	684	99,866
*LPKF Laser & Electronics AG	1,556	30,365
MAN SE	1,113	129,555
Medion AG	557	9,248
*Merck KGaA	1,071	91,729
Metro AG	690	48,659
*Morphosys AG	1,004	26,395
MTU Aero Engines Holding AG	936	66,359
Munchener Rueckversicherungs-Gesellschaft AG	988	154,876
MVV Energie AG	114	4,225
#*Nordex SE	320	2,363
*Patrizia Immobilien AG	2,980	20,165
Pfeiffer Vacuum Technology AG	214	24,797
#*Pfleiderer AG	423	992
*PNE Wind AG	5,346	13,508
Porsche Automobil Holding SE	1,219	113,762
#Praktiker Bau-und Heimwerkermaerkte Holding AG	1,393	14,256
Puma AG Rudolf Dassler Sport	53	16,359
#*Q-Cells SE	1,266	4,318
#*QSC AG	9,842	43,828
R. Stahl AG	392	14,439
Rational AG	48	9,945
Rheinmetall AG	288	24,622
Rhoen-Klinikum AG	1,462	34,172
*Roth & Rau AG	532	10,894
RWE AG	1,563	113,090
SAP AG	1,047	60,701
#SAP AG Sponsored ADR	4,260	246,654
#*SGL Carbon SE	966	36,500
#Siemens AG	434	55,785
Siemens AG Sponsored ADR	2,300	295,343
Sixt AG	763	34,312
*Sky Deutschland AG	1,980	7,479
Software AG	147	23,276
#*Solarworld AG	599	5,921
Stada Arzneimittel AG	2,098	78,067
Stratec Biomedical Systems AG	161	7,003
Suedzucker AG	979	26,137
*Suss Microtec AG	1,680	24,751
Symrise AG	851	24,025
Takkt AG	314	4,939
#ThyssenKrupp AG	2,021	82,163
Tognum AG	1,706	42,994
#*TUI AG	4,115	56,784
United Internet AG	2,950	48,889
#Vossloh AG	35	4,344
*VTG AG	1,395	27,924
Wacker Chemie AG	130	23,578
#Wincor Nixdorf AG	165	12,577
#Wirecard AG	1,798	28,715

TOTAL GERMANY		6,617,712

GREECE — (0.4%)
*Agricultural Bank of Greece S.A.	2,272	2,364
Alapis Holding Industrial & Commercial S.A. of Pharmaceutical Chemical Products	612	445
*Alpha Bank A.E	3,571	20,950
Bank of Cyprus Public Co., Ltd. S.A.	8,377	35,466
Bank of Greece S.A.	135	6,472
Coca-Cola Hellenic Bottling Co. S.A.	2,741	80,657
Coca-Cola Hellenic Bottling Co. S.A. ADR	600	17,814

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
GREECE — (Continued)
*EFG Eurobank Ergasias S.A.	8,726	$51,200
EYDAP Athens Water Supply & Sewage Co. S.A.	1,035	7,009
Fourlis Holdings S.A.	615	4,708
GEK Terna S.A.	1,220	5,924
Hellenic Petroleum S.A.	722	6,878
Marfin Investment Group S.A.	26,161	25,718
Motor Oil (Hellas) Corinth Refineries S.A.	1,306	16,555
*Mytilineos Holdings S.A.	4,059	29,128
*National Bank of Greece S.A.	15,666	152,167
National Bank of Greece S.A. ADR	4,590	8,767
*Piraeus Bank S.A.	8,595	19,516
Public Power Corp. S.A.	1,069	17,449
*Sidenor Steel Products Manufacturing Co. S.A.	614	2,651
Titan Cement Co. S.A.	1,093	23,089
*TT Hellenic Postbank S.A.	3,483	15,095

TOTAL GREECE		550,022

HONG KONG — (1.3%)
AAC Acoustic Technologies Holdings, Inc.	4,000	10,921
Allied Properties, Ltd.	48,000	9,318
*Associated International Hotels, Ltd.	4,000	8,928
BOC Hong Kong Holdings, Ltd.	15,000	48,501
C C Land Holdings, Ltd.	20,000	7,321
Cathay Pacific Airways, Ltd.	19,000	48,204
Cheung Kong Holdings, Ltd.	2,000	33,211
CLP Holdings, Ltd.	3,000	24,330
*Dah Chong Hong Holdings, Ltd.	25,000	23,772
Dah Sing Financial Holdings, Ltd.	1,800	12,635
Dickson Concepts International, Ltd.	6,500	5,086
EcoGreen Fine Chemicals Group, Ltd.	28,000	10,718
Esprit Holdings, Ltd.	8,600	40,890
*Foxconn International Holdings, Ltd.	48,000	34,130
Fubon Bank Hong Kong, Ltd.	10,000	6,338
#*Genting Hong Kong, Ltd.	96,000	44,356
Giordano International, Ltd.	14,000	8,330
Glorious Sun Enterprises, Ltd.	14,000	6,051
Great Eagle Holdings, Ltd.	4,168	13,979
*G-Resources Group, Ltd.	144,000	10,949
Hang Lung Group, Ltd.	6,000	37,666
Hang Lung Properties, Ltd.	10,000	43,914
Hang Seng Bank, Ltd.	3,600	59,556
Harbour Centre Development, Ltd.	2,000	2,779
Henderson Land Development Co., Ltd.	4,024	28,053
HKR International, Ltd.	48,800	30,682
Hong Kong & China Gas Co., Ltd.	17,400	39,493
Hong Kong & Shanghai Hotels, Ltd.	6,500	11,419
Hong Kong Electric Holdings, Ltd.	8,000	50,618
Hong Kong Exchanges & Clearing, Ltd.	1,200	27,696
*Hongkong Chinese, Ltd.	58,000	12,511
#IT, Ltd.	82,000	55,738
Kerry Properties, Ltd.	9,000	48,407
*Ko Yo Ecological Agrotech Group, Ltd.	360,000	10,145
*Kowloon Development Co., Ltd.	7,000	10,215
Li & Fung, Ltd.	12,680	82,589
Lifestyle International Holdings, Ltd.	4,500	11,249
Midland Holdings, Ltd.	18,000	14,577
*Mongolia Energy Corp, Ltd.	83,000	23,350
MTR Corp., Ltd.	10,051	37,049
New World Development Co., Ltd.	20,986	40,303
NWS Holdings, Ltd.	16,185	27,787
*Orient Overseas International, Ltd.	2,500	25,417

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Pacific Basin Shipping, Ltd.	21,000	$13,706
Paliburg Holdings, Ltd.	28,000	10,744
Public Financial Holdings, Ltd.	10,000	7,062
Samling Global, Ltd.	106,000	8,336
Shun Tak Holdings, Ltd.	8,000	5,001
Sino Land Co., Ltd.	32,022	60,988
*Sino-Tech International Holdings, Ltd.	110,000	3,829
Sun Hung Kai Properties, Ltd.	9,000	151,133
#*Sustainable Forest Holdings, Ltd.	232,500	11,691
Television Broadcasts, Ltd.	2,000	10,805
Tongda Group Holdings, Ltd.	270,000	16,363
Transport International Holdings, Ltd.	2,800	8,971
Victory City International Holdings, Ltd.	41,042	8,674
Vitasoy International Holdings, Ltd.	10,000	8,827
*VST Holdings, Ltd.	62,000	22,709
#Vtech Holdings, Ltd.	5,000	55,892
Wharf Holdings, Ltd.	20,000	152,729
Wheelock & Co., Ltd.	9,000	36,546
*Xinyi Glass Holdings, Ltd.	34,000	28,310

TOTAL HONG KONG		1,761,497

IRELAND — (0.3%)
*Aer Lingus Group P.L.C.	10,290	14,560
*Allied Irish Banks P.L.C.	2,797	890
*Allied Irish Banks P.L.C. Sponsored ADR	2,100	1,470
*Anglo Irish Bank Corp. P.L.C.	5,570	1,655
Bank of Ireland P.L.C. Sponsored ADR	300	621
C&C Group P.L.C.	1,711	7,942
*CRH P.L.C.	3,129	67,352
#CRH P.L.C. Sponsored ADR	3,550	77,426
DCC P.L.C.	432	12,789
*Dragon Oil P.L.C.	3,059	27,767
FBD Holdings P.L.C.	1,875	16,887
Glanbia P.L.C.	4,032	21,763
*Governor & Co. of the Bank of Ireland P.L.C. (The)	87,494	36,461
Grafton Group P.L.C.	5,495	25,725
Greencore Group P.L.C.	14,365	21,653
*Independent News & Media P.L.C.	730	598
*Irish Life & Permanent Group Holdings P.L.C.	1,177	1,371
Kerry Group P.L.C.	1,797	58,203
Paddy Power P.L.C.	352	13,865
*Smurfit Kappa Group P.L.C.	3,302	39,488
United Drug P.L.C.	1,825	5,394

TOTAL IRELAND		453,880

ISRAEL — (0.6%)
*Bank Hapoalim B.M.	17,652	80,023
Bank Leumi Le-Israel B.M.	18,595	83,938
Bezeq Israeli Telecommunication Corp., Ltd.	10,837	28,913
Cellcom Israel, Ltd.	360	10,851
Clal Industries & Investments, Ltd.	2,565	20,028
Clal Insurance Enterprise Holdings, Ltd.	670	17,740
Elbit Systems, Ltd.	194	9,834
Harel Insurance Investments & Finances, Ltd.	317	17,947
Israel Chemicals, Ltd.	3,136	49,368
*Israel Discount Bank, Ltd.	9,101	18,102
*Makhteshim-Agan Industries, Ltd.	3,203	15,590
*Migdal Insurance & Financial Holding, Ltd.	1,471	2,678
Mizrahi Tefahot Bank, Ltd.	1,017	9,666
*NICE Systems, Ltd. Sponsored ADR	1,397	45,710
*Oil Refineries, Ltd.	30,902	21,416

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
Partner Communications Co., Ltd.	822	$15,655
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	6,919	378,123

TOTAL ISRAEL		825,582

ITALY — (2.2%)
A2A SpA	14,901	22,138
*ACEA SpA	926	10,496
Alerion Cleanpower SpA	20,862	13,684
Ansaldo STS SpA	2,397	36,331
#*Arnoldo Mondadori Editore SpA	3,462	12,213
Assicurazioni Generali SpA	3,534	77,078
Astaldi SpA	2,155	13,772
*Autogrill SpA	1,407	20,241
Azimut Holding SpA	3,472	36,487
*Banca Intermobiliare SpA	2,104	12,073
#*Banca Monte Dei Paschi di Siena SpA	62,342	79,222
Banca Piccolo Credito Valtellinese Scarl	5,966	29,579
Banca Popolare dell’Emilia Romagna Scrl	1,948	24,898
*Banca Popolare dell’Etruria e del Lazio Scarl	5,269	23,045
Banca Popolare di Milano Scarl	5,532	23,391
*Banca Popolare di Sondrio Scarl	1,167	10,249
BasicNet SpA	3,053	11,273
*Buongiorno SpA	4,310	6,986
#Buzzi Unicem SpA	1,190	14,958
*C.I.R. SpA - Compagnie Industriali Riunite	12,797	26,991
Credito Emiliano SpA	697	4,950
Davide Campari - Milano SpA	2,418	15,439
De Longhi SpA	4,371	40,458
DiaSorin SpA	691	33,073
*Elica SpA	7,787	16,817
Enel SpA	40,993	231,428
Eni SpA	8,106	191,918
Eni SpA Sponsored ADR	600	28,500
ERG SpA	971	13,888
Esprinet SpA	1,834	13,699
#Falck Renewables SpA	1,159	3,429
*Fiat Industrial SpA	2,905	39,316
Fiat SpA	2,905	28,190
Finmeccanica SpA	7,907	106,825
*Gemina SpA	6,656	5,235
#Geox SpA	707	3,584
GranitiFiandre SpA	4,931	26,889
*Gruppo Editoriale L’Espresso SpA	2,471	6,017
Hera SpA	4,615	10,744
Immsi SpA	13,995	15,783
*Impregilo SpA	2,167	6,598
Intesa Sanpaolo SpA	106,486	354,626
Iren SpA	3,033	5,273
#Italcementi SpA	3,075	24,808
Italmobiliare SpA	111	4,194
*KME Group SpA	9,436	4,422
Mediaset SpA	5,201	33,829
Milano Assicurazioni SpA	5,077	8,416
Pirelli & Co. SpA	2,203	16,834
*Prelios SpA	2,203	1,614
#*Premafin Finanziaria SpA	6,626	6,660
Prysmian SpA	2,180	44,022
*Reno de Medici SpA	17,900	5,596
*Safilo Group SpA	1,166	19,808
Saipem SpA	2,333	116,569
*Saras SpA	3,128	7,709

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
*Snai SpA	784	$2,593
Snam Rete Gas SpA	14,472	75,911
Societa Iniziative Autostradali e Servizi SpA	3,086	33,139
Societe Cattolica di Assicurazoni Scrl SpA	1,001	26,494
*Sogefi SpA	5,901	18,362
Telecom Italia SpA	18,112	25,729
Telecom Italia SpA Sponsored ADR	6,120	86,965
Tenaris SA	1,995	46,720
Tenaris SA ADR	1,300	61,321
Terna Rete Elettrica Nazionale SpA	17,283	75,486
Tod’s SpA	601	61,597
UniCredit SpA	119,631	296,635
Unipol Gruppo Finanziario SpA	5,663	4,110
Vittoria Assicurazioni SpA	2,148	10,411

TOTAL ITALY		2,827,738

JAPAN — (18.6%)
77 Bank, Ltd. (The)	5,000	27,108
*Accordia Golf Co., Ltd.	37	30,204
Adeka Corp.	4,200	48,142
Advan Co., Ltd.	500	4,062
Advantest Corp. ADR	500	10,195
AEON Co., Ltd.	10,900	137,142
Aica Kogyo Co., Ltd.	2,900	35,083
Aichi Bank, Ltd. (The)	300	18,631
Air Water, Inc.	4,000	52,537
Aisin Seiki Co., Ltd.	1,300	49,383
Ajinomoto Co., Inc.	10,000	110,847
Akita Bank, Ltd. (The)	3,000	9,187
Alps Electric Co., Ltd.	1,000	12,034
Amada Co., Ltd.	6,000	52,379
Amano Corp.	3,100	29,096
#Anritsu Corp.	2,000	16,935
AOI Electronic Co., Ltd.	200	2,385
Aomori Bank, Ltd. (The)	6,000	17,926
Arakawa Chemical Industries, Ltd.	300	3,202
Arc Land Sakamoto Co., Ltd.	900	10,954
Arcs Co., Ltd.	1,600	24,589
ART Corp.	1,100	17,425
Asahi Breweries, Ltd.	2,300	43,180
Asahi Glass Co., Ltd.	8,000	99,904
Asahi Kasei Corp.	13,000	88,770
*Asahi Tec Corp.	80,000	32,257
Asics Corp.	1,000	13,313
Astellas Pharma, Inc.	3,800	145,171
#*Atom Corp.	3,800	11,825
Autobacs Seven Co., Ltd.	900	36,048
Avex Group Holdings, Inc.	2,300	33,605
Awa Bank, Ltd. (The)	3,000	18,489
Bank of Iwate, Ltd. (The)	200	9,380
Bank of Kyoto, Ltd. (The)	4,000	36,994
Bank of Nagoya, Ltd. (The)	2,000	6,384
Bank of Okinawa, Ltd. (The)	300	11,787
Bank of Saga, Ltd. (The)	8,000	22,897
Bank of the Ryukyus, Ltd.	1,800	21,190
Bank of Yokohama, Ltd. (The)	12,000	60,118
Belluna Co., Ltd.	3,100	18,737
Benesse Holdings, Inc.	500	22,409
Bridgestone Corp.	1,100	21,141
Brother Industries, Ltd.	2,300	35,182
Bunka Shutter Co., Ltd.	6,000	15,556

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
*Calsonic Kansei Corp.	4,000	$16,720
Canon Marketing Japan, Inc.	600	8,614
Canon, Inc. Sponsored ADR	7,600	373,616
Capcom Co., Ltd.	200	3,431
#*Casio Computer Co., Ltd.	9,200	68,807
Central Glass Co., Ltd.	7,000	32,974
Century Tokyo Leasing Corp.	2,300	40,630
Chiba Bank, Ltd. (The)	10,000	62,332
Chofu Seisakusho Co., Ltd.	1,400	31,666
Chubu Electric Power Co., Ltd.	5,400	134,943
Chubu Shiryo Co., Ltd.	1,000	7,175
Chugai Pharmaceutical Co., Ltd.	900	16,602
Chugoku Bank, Ltd. (The)	1,000	11,993
#Chugoku Electric Power Co., Ltd. (The)	2,800	57,984
Chukyo Bank, Ltd. (The)	8,000	20,406
Chuo Spring Co., Ltd.	1,000	4,189
Circle K Sunkus Co., Ltd.	1,500	24,108
Citizen Holdings Co., Ltd.	2,400	15,553
Cleanup Corp.	600	4,327
CMK Corp.	2,600	13,612
Coca-Cola West Co., Ltd.	2,100	38,316
Comsys Holdings Corp.	1,000	10,429
#Cosel Co., Ltd.	600	9,464
Cosmo Oil Co., Ltd.	21,000	67,938
*CSK Corp.	600	2,551
Cybernet Systems Co., Ltd.	16	4,310
Dai Nippon Printing Co., Ltd.	9,000	123,152
Daicel Chemical Industries, Ltd.	5,000	36,369
Daido Steel Co., Ltd.	6,000	37,884
Daidoh, Ltd.	500	4,480
#*Daiei, Inc. (The)	1,350	4,936
Daifuku Co., Ltd.	1,500	10,892
Daihatsu Motor Co., Ltd.	4,000	66,247
*Dai-ichi Life Insurance Co., Ltd. (The)	12	18,853
Daiichi Sankyo Co., Ltd.	4,200	91,293
Daikin Industries, Ltd.	1,600	55,441
*Dainippon Screen Manufacturing Co., Ltd.	5,000	46,047
Dainippon Sumitomo Pharma Co., Ltd.	2,000	17,975
Daio Paper Corp.	1,000	7,025
#Daiseki Co., Ltd.	1,100	20,739
Daishi Bank, Ltd. (The)	4,000	13,550
Daiwa House Industry Co., Ltd.	8,000	97,742
Daiwa Securities Group, Inc.	19,000	94,008
DCM Holdings Co., Ltd.	1,300	7,788
Denki Kagaku Kogyo K.K.	4,000	19,536
Denso Corp.	3,400	125,427
Dentsu, Inc.	2,700	82,413
DIC Corp.	7,000	15,568
Disco Corp.	300	20,080
Don Quijote Co., Ltd.	600	19,375
Doutor Nichires Holdings Co., Ltd.	1,900	25,058
Dowa Holdings Co., Ltd.	10,000	70,425
*Duskin Co., Ltd.	1,300	24,734
Dydo Drinco, Inc.	400	15,376
East Japan Railway Co.	1,200	79,265
*Ebara Corp.	7,000	34,130
#Edion Corp.	1,300	11,520
Ehime Bank, Ltd. (The)	8,000	22,245
Eizo Nanao Corp.	1,100	26,839
Electric Power Development Co., Ltd.	1,000	30,998
#*Elpida Memory, Inc.	4,986	72,382

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
ESPEC Corp.	700	$5,463
Exedy Corp.	400	13,448
Ezaki Glico Co., Ltd.	1,000	11,360
FALCO SD HOLDINGS Co., Ltd.	200	1,904
FamilyMart Co., Ltd.	400	14,876
FANUC Corp.	1,000	158,249
Fast Retailing Co., Ltd.	300	43,815
FCC Co., Ltd.	100	2,271
Fuji Corp, Ltd.	1,100	6,096
Fuji Electric Holdings Co., Ltd.	9,000	29,039
*Fuji Fire & Marine Insurance Co., Ltd.	6,000	8,194
Fuji Heavy Industries, Ltd.	6,000	51,378
Fuji Oil Co., Ltd.	1,100	15,937
Fuji Seal International, Inc.	1,300	30,549
Fuji Soft, Inc.	600	10,181
FUJIFILM Holdings Corp.	3,200	115,821
Fujikura, Ltd.	11,000	53,272
Fujimi, Inc.	400	6,059
Fujitsu, Ltd.	12,000	74,764
FuKoKu Co., Ltd.	200	2,218
Fukui Bank, Ltd. (The)	3,000	9,262
Fukuoka Financial Group, Inc.	13,000	55,731
Fukuyama Transporting Co., Ltd.	7,000	34,982
Funai Electric Co., Ltd.	900	30,015
Furukawa Electric Co., Ltd.	4,000	17,849
Futaba Corp.	1,500	29,631
*Futaba Industrial Co., Ltd.	500	3,738
Fuyo General Lease Co., Ltd.	400	14,155
Glory, Ltd.	800	19,133
Godo Steel, Ltd.	8,000	15,760
Goldcrest Co., Ltd.	1,060	28,488
GS Yuasa Corp.	5,000	35,022
Gunma Bank, Ltd. (The)	4,000	23,006
Gunze, Ltd.	7,000	29,238
H2O Retailing Corp.	3,000	22,190
Hachijuni Bank, Ltd. (The)	5,000	28,618
Hakuhodo Dy Holdings, Inc.	620	35,385
Hamamatsu Photonics K.K.	1,700	62,313
Hankyu Hanshin Holdings, Inc.	5,000	23,169
Hanwa Co., Ltd.	3,000	14,465
Harashin Narus Holdings Co., Ltd.	400	5,986
*Haseko Corp.	34,000	31,548
Heiwa Corp.	2,700	39,413
Heiwado Co., Ltd.	700	9,253
Hibiya Engineering, Ltd.	800	7,307
Higo Bank, Ltd. (The)	3,000	15,852
Hino Motors, Ltd.	2,000	11,284
#Hiroshima Bank, Ltd. (The)	3,000	12,794
Hisamitsu Pharmaceutical Co., Inc.	300	12,099
Hitachi Cable, Ltd.	3,000	7,908
Hitachi Capital Corp.	1,300	20,636
Hitachi Chemical Co., Ltd.	3,300	74,855
Hitachi Construction Machinery Co., Ltd.	1,700	40,130
Hitachi High-Technologies Corp.	2,100	51,957
Hitachi Koki Co., Ltd.	800	7,970
#Hitachi Metals, Ltd.	1,000	11,759
Hitachi Tool Engineering, Ltd.	600	6,832
Hitachi Transport System, Ltd.	1,100	16,754
#Hitachi Zosen Corp.	9,000	13,743
Hitachi, Ltd. ADR	3,100	171,833
Hokkaido Electric Power Co., Inc.	1,400	29,102

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Hokkoku Bank, Ltd. (The)	4,000	$13,573
Hokuetsu Kishu Paper Co., Ltd.	4,500	25,164
*Hokuhoku Financial Group, Inc.	11,000	22,259
Hokuriku Electric Power Co., Inc.	1,600	39,007
#Honda Motor Co., Ltd.	5,600	241,372
Honda Motor Co., Ltd. Sponsored ADR	8,100	352,674
Horiba, Ltd.	300	8,280
Hosiden Corp.	800	8,394
House Foods Corp.	2,300	38,076
Hyakugo Bank, Ltd. (The)	2,000	8,917
Hyakujishi Bank, Ltd. (The)	2,000	7,617
Ibiden Co., Ltd.	800	27,080
Idemitsu Kosan Co., Ltd.	400	42,158
IHI Corp.	6,000	13,620
Imperial Hotel, Ltd.	200	5,308
Inaba Seisakusho Co., Ltd.	600	5,991
Inabata & Co., Ltd.	1,200	7,644
Inageya Co., Ltd.	2,000	21,458
Ines Corp.	500	4,014
Inpex Corp.	6	38,557
#*Iseki & Co., Ltd.	6,000	16,926
Isetan Mitsukoshi Holdings, Ltd.	4,840	54,379
Isuzu Motors, Ltd.	14,000	66,075
ITO EN, Ltd.	600	10,353
ITOCHU Corp.	8,300	90,342
Itochu Techno-Solutions Corp.	400	13,940
#Itoham Foods, Inc.	2,000	7,320
Iwatani International Corp.	9,000	28,115
Iyo Bank, Ltd. (The)	4,000	34,099
*Izumi Co., Ltd.	700	10,301
Izumiya Co., Ltd.	4,000	16,503
J Front Retailing Co., Ltd.	9,000	46,659
Japan Airport Terminal Co., Ltd.	700	10,495
Japan Petroleum Exploration Co., Ltd.	700	28,488
Japan Steel Works, Ltd. (The)	1,000	10,489
Japan Tobacco, Inc.	11	41,380
Japan Wool Textile Co., Ltd. (The)	1,000	8,821
JFE Holdings, Inc.	1,300	41,845
Joyo Bank, Ltd. (The)	6,000	26,532
JS Group Corp.	2,600	56,821
JSR Corp.	2,800	57,729
JTEKT Corp.	4,100	51,409
Juroku Bank, Ltd.	8,000	25,937
#*JVC Kenwood Holdings, Inc.	3,820	16,663
JX Holdings, Inc.	26,120	177,032
Kadokawa Holdings, Inc.	1,200	31,897
Kagome Co., Ltd.	1,500	27,715
Kagoshima Bank, Ltd. (The)	2,000	13,163
Kajima Corp.	22,403	59,143
Kakaku.com, Inc.	7	39,543
Kaken Pharmaceutical Co., Ltd.	1,000	12,589
Kamigumi Co., Ltd.	2,000	16,795
Kaneka Corp.	4,000	27,945
Kansai Electric Power Co., Inc.	7,000	173,063
Kansai Paint Co., Ltd.	7,000	72,013
Kanto Auto Works, Ltd.	1,800	16,075
Kao Corp.	3,000	78,471
Katakura Industries Co., Ltd.	1,200	11,544
Kawasaki Heavy Industries, Ltd.	14,000	49,990
Kawasaki Kisen Kaisha, Ltd.	9,000	37,643
Kayaba Industry Co., Ltd.	3,000	23,838

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
KDDI Corp.	18	$101,326
Keihan Electric Railway Co., Ltd.	7,000	28,343
Keihin Corp.	600	13,682
Keiyo Bank, Ltd. (The)	7,000	35,830
#*Kenedix, Inc.	64	16,245
Kewpie Corp.	3,500	43,170
Kikkoman Corp.	4,000	43,361
Kinden Corp.	3,000	26,877
Kirin Holdings Co., Ltd.	6,000	80,858
Kissei Pharmaceutical Co., Ltd.	1,000	20,047
Kiyo Holdings, Inc.	9,000	12,419
Koa Corp.	900	10,195
Kobayashi Pharmaceutical Co., Ltd.	600	28,079
Kobe Steel, Ltd.	26,000	63,774
Koito Manufacturing Co., Ltd.	1,000	17,312
Kokuyo Co., Ltd.	1,500	12,498
Komatsu, Ltd.	6,300	187,912
Komori Corp.	900	10,035
Konami Corp. ADR	400	8,044
Konica Minolta Holdings, Inc.	7,000	67,647
Konishi Co., Ltd.	300	3,994
K’s Holdings Corp.	719	20,042
Kubota Corp.	6,000	61,107
Kubota Corp. Sponsored ADR	1,000	50,990
Kurabo Industries, Ltd.	13,000	24,269
Kuraray Co., Ltd.	3,000	42,176
Kureha Corp.	2,000	11,738
Kurita Water Industries, Ltd.	300	9,386
Kuroda Electric Co., Ltd.	300	4,114
Kyocera Corp.	100	10,432
#Kyocera Corp. Sponsored ADR	1,000	103,510
Kyokuyo Co., Ltd.	2,000	4,445
#KYORIN Holdings, Inc.	2,000	36,534
Kyowa Exeo Corp.	2,000	19,630
Kyowa Hakko Kirin Co., Ltd.	4,000	40,922
Kyushu Electric Power Co., Inc.	3,300	74,187
Lawson, Inc.	500	24,941
LEC, Inc.	400	7,280
#*Leopalace21 Corp.	2,100	3,320
Life Corp.	1,500	22,585
Lintec Corp.	1,100	30,787
Lion Corp.	5,000	26,581
Mabuchi Motor Co., Ltd.	400	19,714
Maeda Corp.	7,000	23,255
Maeda Road Construction Co., Ltd.	1,000	8,663
Maezawa Kasei Industries Co., Ltd.	400	3,734
*Makino Milling Machine Co., Ltd.	7,000	59,213
Makita Corp.	1,200	51,954
Mars Engineering Corp.	300	5,197
Marubeni Corp.	12,000	90,347
Marubun Corp.	800	4,879
Maruha Nichiro Holdings, Inc.	6,000	10,488
Marui Group Co., Ltd.	4,600	38,932
Maruichi Steel Tube, Ltd.	1,400	30,926
Marusan Securities Co., Ltd.	3,900	21,712
Max Co., Ltd.	2,000	24,127
Mazda Motor Corp.	21,000	62,130
Megmilk Snow Brand Co., Ltd.	600	10,731
#*Meidensha Corp.	4,000	18,556
Meiji Holdings Co., Ltd.	1,134	51,439
*Meitec Corp.	300	5,990

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Michinoku Bank, Ltd. (The)	3,000	$6,284
Minato Bank, Ltd. (The)	8,000	14,803
Minebea Co., Ltd.	10,000	59,390
Miraca Holdings, Inc.	600	22,941
Misumi Group, Inc.	500	12,851
Mitsubishi Chemical Holdings Corp.	15,000	104,542
Mitsubishi Corp.	6,980	194,860
Mitsubishi Electric Corp.	12,000	132,633
Mitsubishi Estate Co., Ltd.	9,000	170,122
Mitsubishi Gas Chemical Co., Inc.	4,369	30,458
Mitsubishi Heavy Industries, Ltd.	30,000	118,966
Mitsubishi Logistics Corp.	3,000	40,102
*Mitsubishi Materials Corp.	13,000	40,030
*Mitsubishi Motors Corp.	25,000	34,738
*Mitsubishi Paper Mills, Ltd.	11,000	13,568
Mitsubishi Pencil Co., Ltd.	600	9,841
Mitsubishi Tanabe Pharma Corp.	2,000	31,971
Mitsubishi UFJ Financial Group, Inc.	51,500	267,487
Mitsubishi UFJ Financial Group, Inc. ADR	25,043	130,224
Mitsui & Co., Ltd. Sponsored ADR	473	159,401
Mitsui Chemicals, Inc.	10,000	35,893
#*Mitsui Engineering & Shipbuilding Co., Ltd.	21,000	58,155
Mitsui Fudosan Co., Ltd.	6,000	122,406
Mitsui Home Co., Ltd.	3,000	16,442
Mitsui Mining & Smelting Co., Ltd.	5,000	17,726
Mitsui O.S.K. Lines, Ltd.	10,000	65,322
Mitsui-Soko Co., Ltd.	1,000	4,283
Mitsumi Electric Co., Ltd.	2,400	39,690
Miura Co., Ltd.	400	11,098
Miyazaki Bank, Ltd. (The)	7,000	18,886
Mizuho Financial Group, Inc.	42,900	82,821
Mizuho Financial Group, Inc. ADR	11,600	45,008
*Mizuho Investors Securities Co., Ltd.	9,000	9,317
*Mizuho Trust & Banking Co., Ltd.	10,000	9,762
Mizuno Corp.	6,000	29,757
Mochida Pharmaceutical Co., Ltd.	2,000	22,527
#Mori Seiki Co., Ltd.	700	8,179
Morinaga & Co., Ltd.	11,000	26,049
Morinaga Milk Industry Co., Ltd.	4,000	17,168
Mory Industries, Inc.	2,000	9,470
MOS Food Services, Inc.	700	12,996
MS&AD Insurance Group Holdings, Inc.	2,452	58,447
Murata Manufacturing Co., Ltd.	1,100	83,528
#Musashino Bank, Ltd.	400	12,086
Nabtesco Corp.	1,000	23,622
Nagase & Co., Ltd.	2,000	25,826
Nagoya Railroad Co., Ltd.	8,000	21,482
Nakamuraya Co., Ltd.	1,000	4,847
Namco Bandai Holdings, Inc.	1,500	16,435
Nankai Electric Railway Co., Ltd.	4,000	16,003
#Nanto Bank, Ltd. (The)	3,000	15,608
Natori Co., Ltd.	500	5,120
NEC Corp.	70,000	199,061
Net One Systems Co., Ltd.	16	25,252
NGK Insulators, Ltd.	1,000	16,895
#NGK Spark Plug Co., Ltd.	3,000	46,596
Nichia Steel Works, Ltd.	1,000	2,657
Nichicon Corp.	1,300	18,404
Nichirei Corp.	7,000	31,949
#Nidec Corp. ADR	2,800	65,744
Nifco, Inc.	500	13,380

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nihon Kohden Corp.	1,800	$38,894
Nihon Parkerizing Co., Ltd.	1,000	14,020
Nihon Unisys, Ltd.	2,600	19,659
Nihon Yamamura Glass Co., Ltd.	3,000	8,815
Nikkiso Co., Ltd.	3,000	24,210
Nikon Corp.	1,000	23,192
Nintendo Co., Ltd.	500	135,193
Nippo Corp.	3,000	22,445
Nippon Ceramic Co., Ltd.	400	6,961
*Nippon Chemi-Con Corp.	6,000	31,217
Nippon Express Co., Ltd.	8,000	33,760
Nippon Flour Mills Co., Ltd.	2,000	10,024
Nippon Kayaku Co., Ltd.	2,000	20,913
Nippon Konpo Unyu Soko Co., Ltd.	1,000	11,832
*Nippon Light Metal Co., Ltd.	33,000	69,784
Nippon Meat Packers, Inc.	3,000	39,829
Nippon Paint Co., Ltd.	6,000	46,587
Nippon Paper Group, Inc.	1,800	46,888
Nippon Sheet Glass Co., Ltd.	11,800	30,666
Nippon Shinyaku Co., Ltd.	1,000	14,103
Nippon Shokubai Co., Ltd.	2,000	22,161
Nippon Signal Co., Ltd.	2,700	22,945
Nippon Soda Co., Ltd.	8,000	38,138
*Nippon Steel Corp.	25,000	85,456
Nippon Suisan Kaisha, Ltd.	2,700	8,708
#Nippon Telegraph & Telephone Corp. ADR	4,000	92,920
Nippon Television Network Corp.	180	28,517
Nippon Valqua Industries, Ltd.	3,000	9,656
#*Nippon Yakin Kogyo Co., Ltd.	2,000	5,842
Nippon Yusen K.K.	11,405	49,946
Nipro Corp.	1,000	19,467
Nishimatsu Construction Co., Ltd.	4,000	5,265
Nishimatsuya Chain Co., Ltd.	2,600	23,303
Nishi-Nippon Bank, Ltd.	3,000	9,319
Nishi-Nippon Railroad Co., Ltd.	3,000	12,476
Nissan Motor Co., Ltd.	9,000	91,058
Nissan Shatai Co., Ltd.	1,000	8,677
#Nissha Printing Co., Ltd.	500	12,585
Nisshin Oillio Group, Ltd. (The)	2,000	10,179
Nisshin Seifun Group, Inc.	3,500	44,119
Nisshin Steel Co., Ltd.	16,000	31,653
Nisshinbo Holdings, Inc.	3,000	33,293
Nissin Foods Holdings Co., Ltd.	1,100	39,093
Nissin Kogyo Co., Ltd.	700	12,664
Nitta Corp.	800	15,975
Nitto Boseki Co., Ltd.	14,000	35,759
Nitto Denko Corp.	1,900	94,867
Nitto Kogyo Corp.	700	8,536
*NKSJ Holdings, Inc.	17,200	117,418
NOF Corp.	2,000	10,459
NOK Corp.	3,900	78,618
Nomura Holdings, Inc.	10,800	65,855
Nomura Holdings, Inc. ADR	14,000	85,540
Nomura Real Estate Holdings, Inc.	400	7,281
Nomura Research Institute, Ltd.	1,200	26,120
NSK, Ltd.	11,000	105,489
NTN Corp.	8,000	43,538
NTT Data Corp.	5	16,269
NTT DoCoMo, Inc.	47	84,048
NTT DoCoMo, Inc. Sponsored ADR	5,596	100,448
Obayashi Corp.	11,000	52,650

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Obic Co., Ltd.	60	$11,552
Odakyu Electric Railway Co., Ltd.	6,000	55,688
Ogaki Kyoritsu Bank, Ltd. (The)	2,000	6,656
Ohara, Inc.	300	3,898
Oiles Corp.	1,500	31,064
Oita Bank, Ltd. (The)	2,000	7,575
Oji Paper Co., Ltd.	15,000	70,000
Okasan Securities Group, Inc.	2,000	7,803
*Oki Electric Industry Co., Ltd.	12,000	10,267
Okinawa Electric Power Co., Ltd.	200	9,411
*OKUMA Corp.	2,000	16,726
Okumura Corp.	7,000	26,555
Okura Industrial Co., Ltd.	2,000	6,595
Olympus Corp.	2,000	56,190
Omron Corp.	2,800	72,349
Ono Pharmaceutical Co., Ltd.	800	38,939
Osaka Gas Co., Ltd.	26,000	98,245
Osaki Electric Co., Ltd.	1,000	9,377
OSG Corp.	1,100	16,287
Otsuka Corp.	600	38,079
Pacific Metals Co., Ltd.	2,000	17,147
PanaHome Corp.	5,000	32,231
Panasonic Corp. Sponsored ADR	13,800	189,474
*Panasonic Electric Works Information Systems Co., Ltd.	300	7,843
Parco Co., Ltd.	900	8,569
Paris Miki Holdings, Inc.	3,100	31,512
#Pigeon Corp.	700	21,360
Piolax, Inc.	500	11,381
*Pioneer Electronic Corp.	8,000	34,615
Pronexus, Inc.	600	3,159
#*Renesas Electronics Corp.	2,500	26,877
Rengo Co., Ltd.	7,000	46,763
#Resona Holdings, Inc.	2,800	14,454
Ricoh Co., Ltd.	9,000	128,782
Rinnai Corp.	600	37,952
Rohm Co., Ltd.	1,100	71,339
Rohto Pharmaceutical Co., Ltd.	1,000	11,490
Roland Corp.	1,200	15,177
Roland DG Corp.	700	12,310
Royal Holdings Co., Ltd.	1,800	18,403
*Ryobi, Ltd.	9,000	39,297
#Ryohin Keikaku Co., Ltd.	725	31,199
Ryosan Co., Ltd.	500	13,614
#Ryoyo Electro Corp.	2,000	22,819
Saibu Gas Co., Ltd.	4,000	10,193
Sakata Seed Corp.	1,800	26,162
Sanden Corp.	2,000	9,585
Sanei-International Co., Ltd.	400	4,974
San-in Godo Bank, Ltd. (The)	2,000	14,987
Sanki Engineering Co., Ltd.	3,000	20,497
*Sankyu, Inc.	8,000	35,301
Sapporo Hokuyo Holdings, Inc.	8,000	38,786
Sapporo Holdings, Ltd.	2,000	8,880
Sawai Pharmaceutical Co., Ltd.	500	43,731
Secom Co., Ltd.	1,100	51,946
Sega Sammy Holdings, Inc.	2,000	40,103
Seiko Epson Corp.	2,300	38,295
Seiren Co., Ltd.	1,800	13,524
Sekisui Chemical Co., Ltd.	7,000	53,752
#Sekisui House, Ltd.	10,000	97,426
Sekisui Plastics Co., Ltd.	5,000	23,094

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Senshukai Co., Ltd.	1,600	$9,884
Seven & I Holdings Co., Ltd.	3,800	98,140
Sharp Corp.	13,000	135,160
Shiga Bank, Ltd.	6,000	33,100
Shikoku Bank, Ltd.	3,000	9,702
Shikoku Electric Power Co., Inc.	2,000	59,062
Shima Seiki Manufacturing Co., Ltd.	300	7,117
Shimadzu Corp.	7,000	55,389
Shimizu Corp.	15,000	63,935
*Shindengen Electric Manufacturing Co., Ltd.	1,000	5,288
Shin-Etsu Chemical Co., Ltd.	2,200	123,864
Shionogi & Co., Ltd.	1,000	18,395
Ship Healthcare Holdings, Inc.	500	5,875
Shiroki Corp.	5,000	19,404
Shiseido Co., Ltd.	1,300	26,194
Shizuoka Bank, Ltd.	7,000	64,204
Shizuoka Gas Co., Ltd.	3,000	18,215
*Showa Corp.	1,800	13,504
Showa Denko K.K.	14,000	30,903
Showa Shell Sekiyu K.K.	2,300	19,945
Sinanen Co., Ltd.	4,000	18,661
SKY Perfect JSAT Holdings, Inc.	27	10,028
SMC Corp.	300	50,898
Sohgo Security Services Co., Ltd.	800	9,713
Sojitz Corp.	23,800	52,610
Sony Corp.	300	10,323
Sony Corp. Sponsored ADR	10,526	361,463
Sony Financial Holdings, Inc.	3	11,111
Sotetsu Holdings, Inc.	3,000	9,606
Space Co., Ltd.	200	1,311
Square Enix Holdings Co., Ltd.	300	5,232
SRA Holdings, Inc.	600	6,746
Star Micronics Co., Ltd.	700	7,587
Starzen Co., Ltd.	3,000	8,821
Sugi Holdings Co., Ltd.	1,200	28,478
#*Sumco Corp.	1,800	27,508
Suminoe Textile Co., Ltd.	5,000	11,904
Sumisho Computer Systems Corp.	1,600	26,176
Sumitomo Bakelite Co., Ltd.	2,000	11,857
Sumitomo Chemical Co., Ltd.	15,231	78,884
Sumitomo Corp.	9,500	136,859
Sumitomo Electric Industries, Ltd.	8,100	117,737
Sumitomo Forestry Co., Ltd.	1,700	15,620
Sumitomo Heavy Industries, Ltd.	6,000	38,290
Sumitomo Metal Industries, Ltd.	16,000	37,456
Sumitomo Metal Mining Co., Ltd.	4,000	65,755
Sumitomo Mitsui Financial Group, Inc.	11,700	397,800
Sumitomo Osaka Cement Co., Ltd.	11,000	24,286
Sumitomo Realty & Development Co., Ltd.	1,000	24,332
Sumitomo Rubber Industries, Ltd.	1,400	14,784
Sumitomo Trust & Banking Co., Ltd.	13,000	78,405
Sumitomo Warehouse Co., Ltd.	3,000	15,903
Suruga Bank, Ltd.	4,000	37,378
Suzuken Co., Ltd.	300	8,564
Suzuki Motor Corp.	2,300	55,842
Sysmex Corp.	700	45,760
T&D Holdings, Inc.	2,350	59,182
*Tadano, Ltd.	1,000	5,213
#*Taiheiyo Cement Corp.	5,000	6,470
Taisei Corp.	19,000	45,494
Taisho Pharmaceutical Co., Ltd.	1,000	22,142

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Taiyo Nippon Sanso Corp.	2,000	$17,043
Taiyo Yuden Co., Ltd.	2,000	30,462
Takamatsu Construction Group Co., Ltd.	700	9,331
Takara Holdings, Inc.	4,000	23,755
Takara Standard Co., Ltd.	5,000	31,836
#Takasago Thermal Engineering Co., Ltd.	3,000	24,840
Takashimaya Co., Ltd.	8,000	65,975
*Takata Corp.	1,000	30,623
Takeda Pharmaceutical Co., Ltd.	2,600	125,322
Tayca Corp.	3,000	12,609
TDK Corp. Sponsored ADR	1,200	80,820
Teijin, Ltd.	17,000	81,968
Tenma Corp.	1,000	10,570
Terumo Corp.	1,300	67,463
THK Co., Ltd.	1,700	44,334
TKC, Corp.	400	8,277
Toagosei Co., Ltd.	3,000	15,020
Tochigi Bank, Ltd.	5,000	24,349
Toho Bank, Ltd.	3,000	9,512
Toho Co., Ltd. (6895200)	1,500	24,720
Toho Co., Ltd. (6895211)	1,000	3,683
Toho Gas Co., Ltd.	7,000	35,864
Toho Zinc Co., Ltd.	5,000	25,094
Tohuku Electric Power Co., Inc.	2,900	64,471
Tokai Carbon Co., Ltd.	8,000	46,937
*Tokai Rika Co., Ltd.	400	8,019
Tokai Rubber Industries, Ltd.	2,800	37,193
Tokai Tokyo Financial Holdings, Inc.	7,000	25,001
Token Corp.	120	4,791
Tokio Marine Holdings, Inc.	6,500	193,659
Tokushu Tokai Paper Co., Ltd.	4,000	9,321
Tokuyama Corp.	7,000	36,735
Tokyo Broadcasting System, Inc.	1,600	21,699
Tokyo Dome Corp.	2,000	4,831
Tokyo Electric Power Co., Ltd.	7,000	169,948
Tokyo Electron, Ltd.	1,200	78,449
Tokyo Energy & Systems, Inc.	2,000	13,380
Tokyo Gas Co., Ltd.	23,000	100,008
Tokyo Ohka Kogyo Co., Ltd.	500	10,994
Tokyo Seimitsu Co., Ltd.	700	11,272
Tokyo Steel Manufacturing Co., Ltd.	400	4,259
Tokyo Tatemono Co., Ltd.	8,000	36,826
Tokyo Tomin Bank, Ltd.	500	6,813
Tokyu Corp.	10,000	45,375
Tokyu Land Corp.	12,000	61,698
Tonami Holdings Co., Ltd.	3,000	5,856
TonenGeneral Sekiyu K.K.	2,000	22,531
Toppan Forms Co., Ltd.	1,300	12,877
Toppan Printing Co., Ltd.	8,000	72,761
*Topre Corp.	300	2,344
Toray Industries, Inc.	10,000	66,442
Toshiba Corp.	25,000	148,215
#Toshiba Machine Co., Ltd.	8,000	42,768
Toshiba TEC Corp.	2,000	9,449
Tosoh Corp.	12,000	38,978
TOTO, Ltd.	8,000	57,280
Toyo Ink Manufacturing Co., Ltd.	3,000	15,601
Toyo Seikan Kaisha, Ltd.	3,100	58,115
Toyo Tire & Rubber Co., Ltd.	12,000	29,726
Toyobo Co., Ltd.	22,000	40,536
Toyoda Gosei Co., Ltd.	500	11,698

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Toyota Auto Body Co., Ltd.	900	$16,924
Toyota Boshoku Corp.	600	10,658
Toyota Motor Corp.	1,600	65,871
#Toyota Motor Corp. Sponsored ADR	6,600	542,388
Toyota Tsusho Corp.	4,700	82,611
*Trend Micro, Inc.	500	15,104
Trusco Nakayama Corp.	400	6,435
Tsubakimoto Chain Co.	2,000	11,315
#Tsugami Corp.	1,000	7,180
Tsumura & Co.	500	15,722
Ube Industries, Ltd.	12,000	36,209
#Ulvac, Inc.	300	7,699
#Uni-Charm Corp.	900	34,674
Universe Co., Ltd.	600	8,938
UNY Co., Ltd.	3,000	29,064
U-Shin, Ltd.	1,600	12,958
Ushio, Inc.	1,600	32,424
Vital KSK Holdings, Inc.	1,000	8,297
*Wacom Co., Ltd.	12	19,988
West Japan Railway Co.	11	41,995
Xebio Co., Ltd.	1,700	38,845
Yachiyo Bank, Ltd. (The)	400	12,849
Yahoo Japan Corp.	43	16,195
Yaizu Suisankagaku Industry Co., Ltd.	200	2,096
Yamada Denki Co., Ltd.	160	10,857
Yamagata Bank, Ltd.	2,000	9,354
Yamaguchi Financial Group, Inc.	3,000	30,129
*Yamaha Motor Co., Ltd.	2,500	46,262
Yamanashi Chuo Bank, Ltd.	2,000	10,106
Yamatake Corp.	500	11,606
Yamato Kogyo Co., Ltd.	1,600	48,100
Yellow Hat, Ltd.	400	4,272
Yodogawa Steel Works, Ltd.	2,000	8,841
Yokohama Rubber Co., Ltd.	3,000	15,338
Yondenko Corp.	2,000	8,878
Yorozu Corp.	600	11,444
#Yoshinoya Holdings Co., Ltd.	23	30,096

TOTAL JAPAN		24,236,365

NETHERLANDS — (2.6%)
Aalberts Industries NV	3,359	66,338
*Aegon NV	13,285	98,324
Akzo Nobel NV	2,679	167,338
*APERAM NV	218	8,939
Arcadis NV	510	11,919
ArcelorMittal NV	4,360	159,045
*ASM International NV	503	18,238
ASML Holding NV	1,783	74,757
ASML Holding NV ADR	1,700	71,417
BinckBank NV	616	10,741
*Crucell NV ADR	2,300	77,096
*CSM NV	27	886
*Draka Holding NV	1,428	35,428
Fugro NV	1,228	98,871
*Heijmans NV	1,353	30,012
Heineken NV	2,029	102,137
Hunter Douglas NV	235	12,519
*ING Groep NV Sponsored ADR	50,375	573,771
*Kendrion NV	337	7,079
Koninklijke Ahold NV	15,283	207,007
Koninklijke Bam Groep NV	6,603	42,856

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
Koninklijke DSM NV	3,045	$180,229
Koninklijke Philips Electronics NV	2,996	93,350
Koninklijke Ten Cate NV	1,088	38,689
*LBi International NV	8,929	21,556
Mediq NV	1,957	35,895
Nutreco NV	690	49,108
Philips Electronics NV ADR	10,686	333,724
*Randstad Holdings NV	2,589	141,384
Reed Elsevier NV	1,280	16,647
Reed Elsevier NV ADR	2,200	57,398
SBM Offshore NV	2,407	57,337
#Sligro Food Group NV	296	9,846
Telegraaf Media Groep NV	286	5,868
TKH Group NV	1,058	25,879
TNT NV	1,612	43,564
#*TomTom NV	2,056	20,311
Unilever NV	6,061	179,085
Unilever NV ADR	2,000	59,260
*USG People NV	981	20,674
Wolters Kluwer NV	3,588	82,152

TOTAL NETHERLANDS		3,346,674

NEW ZEALAND — (0.1%)
Auckland International Airport, Ltd.	29,381	50,895
Contact Energy, Ltd.	7,250	34,448
Fisher & Paykel Healthcare Corp., Ltd.	4,279	10,513
Fletcher Building, Ltd.	3,659	21,914
Infratil, Ltd.	4,240	6,148
New Zealand Refining Co., Ltd.	7,267	26,345
Port of Tauranga, Ltd.	1,623	9,447
Telecom Corp. of New Zealand, Ltd. Sponsored ADR	600	5,316
TrustPower, Ltd.	1,752	9,802

TOTAL NEW ZEALAND		174,828

NORWAY — (0.8%)
Aker Kvaerner ASA	5,216	94,873
Austevoll Seafood ASA	232	1,830
*BW Offshore, Ltd. ASA	4,454	11,418
Cermaq ASA	800	12,047
*Copeinca ASA	1,200	11,435
DnB NOR ASA Series A	8,512	117,348
*DNO International ASA	28,000	46,945
*Dockwise, Ltd. ASA	1,222	34,556
*DOF ASA	1,800	16,377
Fred Olsen Energy ASA	80	3,468
Ganger Rolf ASA	240	6,590
Norsk Hydro ASA	9,390	70,520
*Norske Skogindustrier ASA Series A	2,500	9,266
Orkla ASA	11,832	106,494
*Petroleum Geo-Services ASA	1,047	15,534
Prosafe ASA	1,912	14,249
*Renewable Energy Corp. ASA	4,200	13,474
Schibsted ASA	400	12,006
SeaDrill, Ltd. ASA	3,000	98,802
*Sevan Marine ASA	1,300	1,377
*Songa Offshore SE	1,065	5,865
SpareBanken 1 SMN	1,619	15,324
StatoilHydro ASA	1,958	47,580
#StatoilHydro ASA Sponsored ADR	5,400	131,868
*Storebrand ASA	6,864	54,136
Subsea 7 SA	852	20,808

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (Continued)
Telenor ASA	1,997	$30,792
TGS Nopec Geophysical Co. ASA	865	20,413
#Tomra Systems ASA	1,800	11,753
Veidekke ASA	1,400	12,488
Yara International ASA	1,150	64,754

TOTAL NORWAY		1,114,390

PORTUGAL — (0.3%)
#Banco Comercial Portugues SA	27,933	22,426
Banco Espirito Santo SA	6,796	27,560
Brisa SA.	1,381	10,045
#Cimpor Cimentos de Portugal SA	1,352	9,075
#Energias de Portugal SA	17,557	67,443
#Galp Energia SGPS SA Series B	1,834	37,396
*Impresa SGPS SA	1,093	1,680
#Jeronimo Martins SGPS SA	1,413	21,306
#Martifer SGPS SA	472	943
Portucel-Empresa Produtora de Pasta de Papel SA	11,580	39,237
Portugal Telecom SA	3,243	37,833
Portugal Telecom SGPS SA Sponsored ADR	2,200	25,652
Redes Energeticas Nacionais SA	5,988	20,921
Sociedade de Investimento e Gestao SGPS SA	1,346	16,405
#Sonae SGPS SA	5,281	5,934
*Sonaecom SGPS SA	1,724	3,173
#Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	818	4,037

TOTAL PORTUGAL		351,066

SINGAPORE — (0.7%)
*AFP Properties, Ltd.	21,000	6,434
Allgreen Properties, Ltd.	27,000	23,126
Asia Pacific Breweries, Ltd.	3,000	49,104
*Banyan Tree Holdings, Ltd.	47,000	40,446
*Bund Center Investment, Ltd.	21,000	3,709
*CapitaLand, Ltd.	16,000	45,251
City Developments, Ltd.	11,000	98,189
Guocoland, Ltd.	22,666	46,651
#Hyflux, Ltd.	10,500	18,381
Jardine Cycle & Carriage, Ltd.	1,025	27,395
K1 Ventures, Ltd.	21,000	2,480
Keppel Corp., Ltd.	4,000	36,784
Keppel Land, Ltd.	16,000	56,411
Keppel Telecommunications & Transportation, Ltd.	3,000	3,244
*K-Green Trust, Ltd.	800	695
NSL, Ltd.	2,000	2,225
Overseas Union Enterprise, Ltd.	15,000	38,834
#*Raffles Education Corp., Ltd.	13,277	3,175
SATS, Ltd.	19,460	42,431
SembCorp Industries, Ltd.	4,000	16,198
#SembCorp Marine, Ltd.	7,000	29,664
Singapore Land, Ltd.	7,000	41,630
Singapore Press Holdings, Ltd.	7,000	21,786
Singapore Technologies Engineering, Ltd.	4,000	10,170
Singapore Telecommunications, Ltd.	17,000	41,403
*Stamford Land Corp., Ltd.	32,000	15,814
Straits Asia Resources, Ltd.	16,000	32,773
United Industrial Corp., Ltd.	40,000	87,628
UOB-Kay Hian Holdings, Ltd.	11,000	15,600
UOL Group, Ltd.	14,000	52,055
*Venture Corp., Ltd.	2,000	15,180
Wheelock Properties, Ltd.	20,000	29,763

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Wing Tai Holdings, Ltd.	20,000	$25,751

TOTAL SINGAPORE		980,380

SPAIN — (2.6%)
Abengoa SA	312	8,692
Abertis Infraestructuras SA	2,621	51,429
Acciona SA	382	33,042
Acerinox SA	1,655	28,171
Actividades de Construccion y Servicios SA	1,062	54,840
Almirall SA	479	5,538
Banco Bilbao Vizcaya Argentaria SA	4,175	51,191
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	24,691	302,959
#Banco de Sabadell SA	25,331	121,257
*Banco de Sabadell SA Convertible Shares	2,422	2,714
#*Banco de Valencia SA	4,506	21,833
Banco Espanol de Credito SA	1,128	10,225
Banco Pastor SA	2,669	15,428
Banco Popular Espanol SA	6,632	39,887
Banco Santander SA	22,975	281,309
#Banco Santander SA Sponsored ADR	35,241	431,350
*Bankinter SA	3,821	26,073
*Baron de Ley SA	128	7,178
Bolsas y Mercados Espanoles SA	993	28,016
Caja de Ahorros del Mediterraneo SA.	233	2,053
Cementos Portland Valderrivas SA	155	2,570
Cia Espanola de Petroleos SA	174	5,053
Cintra Concesiones de Infraestructuras de Transporte SA	7,020	83,117
Construcciones y Auxiliar de Ferrocarriles SA	25	13,559
Criteria Caixacorp SA	8,824	60,796
Duro Felguera SA	4,418	33,213
Ebro Foods SA	540	11,243
Enagas SA	1,384	29,184
Faes Farma SA	1,239	4,881
Fomento de Construcciones y Contratas SA	737	21,502
*Gamesa Corp Tecnologica SA	2,136	16,362
Gas Natural SDG SA	3,426	56,536
*Gestevision Telec, Inc. SA	1,841	23,159
Grifols SA	1,521	23,160
Grupo Catalana Occidente SA	257	5,303
*Grupo Empresarial Ence SA	9,705	32,014
*Grupo Ezentis SA.	13,050	8,686
Iberdrola Renovables SA	13,374	50,393
Iberdrola SA	32,663	279,503
Indra Sistemas SA	739	13,897
Industria de Diseno Textil SA	1,649	124,692
*Jazztel P.L.C.	4,109	21,395
Mapfre SA	13,120	44,599
Obrascon Huarte Lain SA	306	9,818
Pescanova SA	853	29,347
*Promotora de Informaciones SA	4,718	12,754
Prosegur Cia de Seguridad SA	249	14,463
*Realia Business SA	8,376	17,613
Red Electrica Corporacion SA	1,363	69,372
Repsol YPF SA	775	24,394
Repsol YPF SA Sponsored ADR	3,250	103,155
Sol Melia SA	3,189	33,630
#*SOS Corp. Alimentaria SA	1,651	1,530
*Tecnicas Reunidas SA	572	35,293
Telecomunicaciones y Energia SA	1,983	6,694
Telefonica SA	1,276	31,945
Telefonica SA Sponsored ADR	19,725	495,689

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
*Tubacex SA	5,015	$18,441
*Tubos Reunidos SA	1,662	4,214
Viscofan SA	472	17,135
*Vocento SA	844	4,237
Zardoya Otis SA	1,029	16,276

TOTAL SPAIN		3,434,002

SWEDEN — (2.8%)
Aarhuskarlshamn AB	86	2,297
AF AB	600	12,314
Alfa Laval AB	3,800	80,922
Assa Abloy AB Series B	2,046	55,675
Atlas Copco AB Series A	5,498	131,971
Atlas Copco AB Series B	3,451	75,093
Avanza Bank Holding AB	319	12,010
Axfood AB	232	8,392
Axis Communications AB	2,030	41,979
*Betsson AB	655	11,606
Bilia AB Series A	2,602	50,183
Bjoern Borg AB	385	4,144
*Boliden AB	6,941	144,815
*Bure Equity AB	5,035	26,835
*CDON Group AB	551	2,734
Cloetta AB	480	2,860
Duni AB	2,923	31,501
#Electrolux AB Series B	4,100	116,834
Elekta AB Series B	1,295	52,448
*Eniro AB	3,508	15,804
Getinge AB	3,508	85,304
Hakon Invest AB	600	10,270
Hennes & Mauritz AB Series B	8,799	288,214
Hexagon AB	6,358	136,594
#Hexpol AB	634	16,010
Holmen AB	1,000	37,943
Husqvarna AB Series B	3,150	26,197
Intrum Justitia AB	2,642	41,824
JM AB	2,125	49,211
Lagercrantz Group AB Series B	480	4,439
*LBi International NV	12	29
*Lindab International AB	600	8,476
*Loomis AB	160	2,418
*Lundin Petroleum AB	5,296	65,722
Meda AB Series A	1,632	13,461
*Medivir AB	1,257	29,183
Mekonomen AB	1,142	40,828
*Micronic Mydata AB	11,440	35,574
Modern Times Group AB Series B	551	38,290
NCC AB Series B	1,547	36,061
New Wave Group AB Series B	752	4,680
Niscayah Group AB	827	1,652
*Nobia AB	5,022	44,777
*Pa Resources AB	1,600	1,250
Peab AB Series B	3,195	27,000
Ratos AB	1,742	65,402
*Rezidor Hotel Group AB	7,783	46,392
#*rnb Retail & Brands AB	5,069	6,371
Saab AB	691	13,123
Sandvik AB	6,416	125,961
#*SAS AB	6,947	26,295
Scania AB Series B	2,136	47,920
Securitas AB Series B	4,024	48,509

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
Skandinaviska Enskilda Banken AB Series A	8,457	$76,715
Skanska AB Series B	2,793	56,581
SKF AB Series B	4,436	126,692
SSAB AB Series A	378	6,212
Svenska Cellulosa AB Series B	10,928	190,580
Svenska Handelsbanken AB Series A	3,109	105,882
Swedish Match AB	2,940	84,712
*Swedish Orphan Biovitrum AB	261	1,493
Systemair AB	348	5,382
Tele2 AB Series B	1,795	39,676
Telefonaktiebolaget LM Ericsson AB	5,970	73,603
Telefonaktiebolaget LM Ericsson AB Sponsored ADR	22,100	273,377
TeliaSonera AB	16,001	131,666
Trelleborg AB Series B	2,076	24,080
*Volvo AB Series A	2,634	45,402
*Volvo AB Series B	7,734	134,053

TOTAL SWEDEN		3,681,903

SWITZERLAND — (6.5%)
ABB, Ltd. AG	12,179	287,728
ABB, Ltd. AG Sponsored ADR	5,400	127,818
Adecco SA	3,151	204,092
*AFG Arbonia-Forster Holding AG	960	33,984
Allreal Holding AG	64	9,320
*Aryzta AG	1,747	76,807
Baloise Holding AG	1,071	110,225
Bank Coop AG	211	15,187
Bank Sarasin & Cie AG Series B	600	27,639
Barry Callebaut AG	71	56,776
Basler Kantonalbank AG	89	13,595
Belimo Holdings AG	4	7,279
Berner Kantonalbank AG	102	26,096
*Bobst Group AG	718	32,839
*Bossard Holding AG	55	7,162
Bucher Industries AG	278	53,850
Burckhardt Compression Holding AG	65	18,437
*Charles Voegele Holding AG	527	30,244
*Clariant AG	4,632	81,855
Compagnie Financiere Richemont SA Series A	5,816	316,584
Conzzeta AG	19	41,706
Credit Suisse Group AG	2,640	117,862
#Credit Suisse Group AG Sponsored ADR	9,400	420,274
Daetwyler Holding AG	429	37,816
*Dufry AG	519	62,175
EGL AG	13	9,400
EMS-Chemie Holding AG	118	19,807
Energiedienst Holding AG	195	10,744
*Etrion Corp. AG	1,209	1,125
Flughafen Zuerich AG	72	30,148
#Galenica Holding AG	103	56,520
Geberit AG	604	127,560
*George Fisher AG	272	146,890
Helvetia Holding AG	72	29,419
Holcim, Ltd. AG	5,017	351,179
Implenia AG	638	20,788
Julius Baer Group, Ltd. AG	4,127	186,751
Kuehne & Nagel International AG	242	31,294
Kuoni Reisen Holding AG	123	56,371
Liechtensteinische Landesbank AG	210	16,693
Lindt & Spruengli AG	1	29,220
#*Logitech International SA	1,766	33,120

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
*Lonza Group AG	472	$37,203
Luzerner Kantonalbank AG	41	13,747
Metall Zug AG	5	18,970
#*Meyer Burger Technology AG	990	30,539
Mobimo Holding AG	12	2,572
Nestle SA	15,869	857,335
Nobel Biocare Holding AG	2,549	52,345
Novartis AG	3,549	197,572
#*Novartis AG ADR	18,456	1,030,952
*OC Oerlikon Corp. AG	640	3,903
*Orascom Development Holding AG	654	30,146
*Panalpina Welttransport Holding AG	710	90,609
Partners Group Holding AG	182	31,531
Petroplus Holdings AG	4,172	68,444
*Precious Woods Holding AG	642	14,959
*Rieters Holdings AG	30	11,361
Roche Holding AG Bearer	82	12,911
Roche Holding AG Genusschein	3,598	547,393
Romande Energie Holding SA	2	3,563
Schindler Holding AG	142	15,780
SGS SA	52	84,561
Sika AG	46	100,825
Sonova Holding AG	610	76,474
#St. Galler Kantonalbank AG	24	12,307
*Straumann Holding AG	41	10,048
Sulzer AG	685	94,736
Swiss Life Holding AG	577	92,167
Swiss Reinsurance Co., Ltd. AG	7,280	416,168
Swisscom AG	223	98,381
Swisslog Holding AG	3,346	3,193
Syngenta AG	479	154,473
Syngenta AG ADR	4,500	290,835
*Synthes, Inc.	389	51,349
#*Temenos Group AG	407	15,966
*UBS AG	13,142	235,299
*UBS AG ADR	12,900	231,684
Valiant Holding AG	22	3,236
Valora Holding AG	40	13,551
Verwaltungs und Privat-Bank AG	66	7,816
#*Von Roll Holding AG	4,126	20,066
Vontobel Holdings AG	326	12,596
WMH Walter Meier Holding AG	60	12,089
Zehnder Group AG	12	32,412
#Zuger Kantonalbank AG	2	11,383

TOTAL SWITZERLAND		8,527,829

UNITED KINGDOM — (18.3%)
Aberdeen Asset Management P.L.C.	12,404	44,186
Admiral Group P.L.C.	2,000	52,628
Aegis Group P.L.C.	22,647	50,550
*Afren P.L.C.	4,152	9,649
Aga Rangemaster Group P.L.C.	991	1,963
Aggreko P.L.C.	4,921	113,210
Amec P.L.C.	8,836	169,671
Amlin P.L.C.	8,802	54,976
Anglo American P.L.C.	10,705	524,843
*Antisoma P.L.C.	45,297	1,613
Ashmore Group P.L.C.	2,055	11,481
Ashtead Group P.L.C.	25,129	66,719
Associated British Foods P.L.C.	1,289	21,926
#AstraZeneca P.L.C. Sponsored ADR	9,100	444,990

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Autonomy Corp. P.L.C.	3,220	$77,189
Aveva Group P.L.C.	341	9,032
*Avis Europe P.L.C.	2,647	9,769
Aviva P.L.C.	53,069	377,413
*Axis-Shield P.L.C.	227	1,111
Babcock International Group P.L.C.	7,655	70,763
Balfour Beatty P.L.C.	15,251	81,879
Barclays P.L.C.	47,118	220,675
Barclays P.L.C. Sponsored ADR	18,900	355,320
BBA Aviation P.L.C.	13,135	46,986
Beazley P.L.C.	4,572	8,700
Berendsen P.L.C.	640	4,314
*Berkeley Group Holdings P.L.C. (The)	3,790	53,621
BG Group P.L.C.	22,373	502,017
BHP Billiton P.L.C.	9,220	352,054
BHP Billiton P.L.C. ADR	1,400	107,394
Bodycote P.L.C.	7,134	32,727
*Bovis Homes Group P.L.C.	984	6,893
BP P.L.C. Sponsored ADR	2,078	98,643
Brammer P.L.C.	6,600	25,316
Brewin Dolphin Holdings P.L.C.	11,579	29,692
Brit Insurance Holdings NV	2,433	40,667
British Sky Broadcasting Group P.L.C. Sponsored ADR	2,100	101,409
Britvic P.L.C.	4,445	31,949
BT Group P.L.C. Sponsored ADR	5,700	161,310
*BTG P.L.C.	7,993	28,732
Bunzl P.L.C.	2,986	36,377
Burberry Group P.L.C.	3,431	58,963
Cable & Wireless Worldwide P.L.C.	8,757	9,924
*Cairn Energy P.L.C.	13,490	89,476
Capita Group P.L.C.	6,535	71,045
*Capital & Regional P.L.C.	2,940	1,728
Carillion P.L.C.	14,658	90,166
Catlin Group, Ltd. P.L.C.	8,661	51,399
Centrica P.L.C.	34,557	176,953
Charter International P.L.C.	4,725	61,127
Chemring Group P.L.C.	374	20,166
*Cineworld Group P.L.C.	6,748	24,061
Close Brothers Group P.L.C.	835	11,335
*Cobham P.L.C.	16,984	57,039
*Colt Group SA	3,584	8,335
Compass Group P.L.C.	17,193	152,852
Computacenter P.L.C.	6,025	42,179
Connaught P.L.C.	1,318	352
*Cookson Group P.L.C.	5,538	58,904
Cranswick P.L.C.	169	2,314
Croda International P.L.C.	1,088	25,902
*CSR P.L.C.	6,238	38,625
Daily Mail & General Trust P.L.C. Series A	6,452	57,817
Dairy Crest Group P.L.C.	3,168	19,718
De La Rue P.L.C.	2,414	25,908
*Debenhams P.L.C.	27,433	28,807
Dechra Pharmaceuticals P.L.C.	1,285	10,479
Devro P.L.C.	12,333	45,434
Diageo P.L.C.	2,096	40,294
Diageo P.L.C. Sponsored ADR	4,000	307,200
Dignity P.L.C.	607	6,315
*Dixons Retail P.L.C.	80,089	26,132
Domino Printing Sciences P.L.C.	690	7,130
*Drax Group P.L.C.	8,253	51,198
DS Smith P.L.C.	3,133	10,108

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
eaga P.L.C.	10,827	$13,649
*easyJet P.L.C.	6,868	41,737
Electrocomponents P.L.C.	2,964	12,394
Elementis P.L.C.	28,161	58,641
*EnQuest P.L.C.	5,587	12,633
Eurasian Natural Resources Corp. P.L.C.	2,281	36,759
Evolution Group P.L.C.	13,008	14,949
Experian P.L.C.	13,402	166,342
F&C Asset Management P.L.C.	28,896	39,837
Fenner P.L.C.	2,053	11,312
Filtrona P.L.C.	2,925	13,054
Firstgroup P.L.C.	10,256	61,528
Forth Ports P.L.C.	1,897	41,394
Fresnillo P.L.C.	769	15,961
Fuller Smith & Turner P.L.C.	636	6,345
G4S P.L.C.	25,297	108,911
Galliford Try P.L.C.	1,974	9,860
Game Group P.L.C.	2,607	2,805
*Gem Diamonds, Ltd. P.L.C.	3,300	14,260
Genus P.L.C.	1,188	16,957
GlaxoSmithKline P.L.C.	2,457	44,364
GlaxoSmithKline P.L.C. Sponsored ADR	18,650	677,554
Go-Ahead Group P.L.C.	891	17,775
Greene King P.L.C.	7,915	59,865
Greggs P.L.C.	2,161	16,106
Halfords Group P.L.C.	1,884	12,261
Halma P.L.C.	2,583	13,980
Hargreaves Lansdown P.L.C.	7,474	64,072
Hays P.L.C.	27,061	52,435
Headlam Group P.L.C.	999	5,404
Helical Bar P.L.C.	4,049	18,207
Henderson Group P.L.C.	12,808	31,371
Heritage Oil P.L.C.	3,429	17,852
Hikma Pharmaceuticals P.L.C.	4,073	52,446
Hill & Smith Holdings P.L.C.	1,217	5,488
Hiscox, Ltd. P.L.C.	7,950	47,861
HMV Group P.L.C.	3,923	1,471
Hochschild Mining P.L.C.	382	2,963
Holidaybreak P.L.C.	1,228	6,768
Home Retail Group P.L.C.	15,052	52,001
Homeserve P.L.C.	1,710	11,976
*Howden Joinery Group P.L.C.	19,467	36,540
HSBC Holdings P.L.C.	15,535	169,378
HSBC Holdings P.L.C. Sponsored ADR	33,427	1,826,451
Hunting P.L.C.	1,353	16,885
Hyder Consulting P.L.C.	2,770	19,088
IG Group Holdings P.L.C.	3,144	22,723
*Imagination Technologies Group P.L.C.	4,965	28,686
IMI P.L.C.	7,973	111,139
Imperial Tobacco Group P.L.C.	11,151	318,300
*Inchcape P.L.C.	5,510	32,781
Informa P.L.C.	11,597	81,517
Inmarsat P.L.C.	2,441	26,595
*Innovation Group P.L.C.	116,123	29,748
#Intercontinental Hotels Group P.L.C. ADR	3,675	78,314
Intermediate Capital Group P.L.C.	6,321	34,355
*International Consolidated Airlines Group P.L.C.	6,189	25,366
International Personal Finance P.L.C.	2,220	12,155
International Power P.L.C.	36,249	245,044
Interserve P.L.C.	2,930	12,738
Intertek Group P.L.C.	598	16,638

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Invensys P.L.C.	12,141	$65,414
Investec P.L.C.	8,716	66,786
*IP Group P.L.C.	7,800	4,252
ITE Group P.L.C.	6,026	21,955
*ITV P.L.C.	72,400	89,979
Jardine Lloyd Thompson Group P.L.C.	4,314	43,846
*JJB Sports P.L.C.	47,862	3,458
John Wood Group P.L.C.	6,063	53,032
Johnson Matthey P.L.C.	3,120	96,198
Keller Group P.L.C.	3,054	32,514
Kesa Electricals P.L.C.	3,133	6,460
Kier Group P.L.C.	387	7,749
Kingfisher P.L.C.	45,271	182,376
Ladbrokes P.L.C.	4,695	9,823
Laird P.L.C.	1,699	4,402
Lamprell P.L.C.	8,952	42,428
Lancashire Holdings, Ltd. P.L.C.	3,915	34,873
Legal & General Group P.L.C.	63,087	112,254
*Lloyds Banking Group P.L.C.	157,595	159,378
*Lloyds Banking Group P.L.C. Sponsored ADR	23,290	93,859
Logica P.L.C.	33,878	73,626
London Stock Exchange Group P.L.C.	1,991	26,955
*Lonmin P.L.C.	4,653	123,151
Man Group P.L.C.	29,575	139,283
Marks & Spencer Group P.L.C.	15,598	88,941
Marshalls P.L.C.	2,042	3,727
Marston’s P.L.C.	19,493	31,953
McBride P.L.C.	7,116	17,642
Meggitt P.L.C.	6,652	37,757
Melrose P.L.C.	19,025	96,036
Melrose Resources P.L.C.	1,466	5,497
Michael Page International P.L.C.	5,738	49,294
Micro Focus International P.L.C.	3,936	25,900
Millennium & Copthorne Hotels P.L.C.	6,228	57,778
*Misys P.L.C.	11,503	62,530
*Mitchells & Butlers P.L.C.	6,146	33,885
Mitie Group P.L.C.	16,416	57,328
Mondi P.L.C.	15,026	122,565
Morgan Crucible Co. P.L.C.	2,403	10,460
Morgan Sindall P.L.C.	2,809	30,504
Mothercare P.L.C.	1,256	10,829
Mouchel Group P.L.C.	1,281	2,849
N Brown Group P.L.C.	2,218	10,049
National Grid P.L.C.	7,017	62,231
#National Grid P.L.C. Sponsored ADR	1,960	88,278
Next P.L.C.	1,267	40,064
Northern Foods P.L.C.	5,556	6,647
*Northgate P.L.C.	3,633	17,052
Northumbrian Water Group P.L.C.	10,846	51,232
Old Mutual P.L.C.	35,272	70,962
Oxford Instruments P.L.C.	113	1,193
Pace P.L.C.	7,703	23,563
*PartyGaming P.L.C.	6,272	19,139
Pearson P.L.C.	850	13,988
Pearson P.L.C. Sponsored ADR	13,277	221,195
Pennon Group P.L.C.	6,236	60,163
Persimmon P.L.C.	3,184	20,844
Petrofac, Ltd. P.L.C.	2,110	52,845
Petropavlovsk P.L.C.	2,805	45,974
Phoenix IT Group, Ltd. P.L.C.	1,162	5,252
*Premier Foods P.L.C.	26,772	9,110

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Premier Oil P.L.C.	2,218	$72,013
*Prostrakan Group P.L.C.	7,767	12,476
Provident Financial P.L.C.	613	9,253
Prudential P.L.C.	19,157	207,596
Prudential P.L.C. ADR	1,700	36,822
PV Crystalox Solar P.L.C.	4,610	3,884
PZ Cussons P.L.C.	2,842	16,504
Qinetiq P.L.C.	24,395	51,704
*Randgold Resources, Ltd.	642	48,935
Rank Group P.L.C.	6,444	12,986
Rathbone Brothers P.L.C.	535	9,837
Reckitt Benckiser Group P.L.C.	3,631	197,353
*Redrow P.L.C.	8,714	16,537
Reed Elsevier P.L.C. ADR	2,200	78,386
Regus P.L.C.	6,442	10,418
Renishaw P.L.C.	1,838	47,961
*Renovo Group P.L.C.	17,392	20,516
*Rentokil Initial P.L.C.	41,610	66,708
Resolution, Ltd. P.L.C.	26,005	109,103
Restaurant Group P.L.C.	5,452	24,885
Rexam P.L.C.	23,184	126,774
Rightmove P.L.C.	2,579	34,509
Rio Tinto P.L.C.	1,772	121,694
#Rio Tinto P.L.C. Sponsored ADR	8,600	597,528
*Rolls-Royce Group P.L.C.	31,147	318,266
Rotork P.L.C.	450	11,817
*Royal Bank of Scotland Group P.L.C.	39,772	26,520
*Royal Bank of Scotland Group P.L.C. Sponsored ADR	7,000	93,590
#Royal Dutch Shell P.L.C. ADR	6,300	444,591
RPC Group P.L.C.	10,354	44,853
RPS Group P.L.C.	10,423	34,746
RSA Insurance Group P.L.C.	34,770	75,770
SABmiller P.L.C.	7,729	250,123
Sage Group P.L.C.	23,734	112,037
Sainsbury (J.) P.L.C.	20,717	126,562
*Salamander Energy P.L.C.	3,020	14,104
Savills P.L.C.	6,177	34,667
Schroders P.L.C.	2,494	71,980
Schroders P.L.C. Non-Voting	1,920	43,300
Scottish & Southern Energy P.L.C.	7,686	142,690
*SDL P.L.C.	399	3,926
Senior P.L.C.	17,526	41,495
Serco Group P.L.C.	6,768	59,730
Severfield-Rowen P.L.C.	5,972	21,516
Severn Trent P.L.C.	4,570	100,094
Shanks Group P.L.C.	3,683	6,856
Shire P.L.C. ADR	1,800	142,758
*SIG P.L.C.	13,861	32,345
Smith & Nephew P.L.C. Sponsored ADR	2,100	117,579
Smiths Group P.L.C.	4,620	100,656
*Soco International P.L.C.	2,612	15,186
Spectris P.L.C.	3,589	77,689
Speedy Hire P.L.C.	13,614	6,290
Spirax-Sarco Engineering P.L.C.	1,260	36,536
Spirent Communications P.L.C.	8,253	18,314
*Sports Direct International P.L.C.	13,771	36,570
St. James’s Place P.L.C.	3,661	17,761
St. Modwen Properties P.L.C.	2,485	6,611
Stagecoach Group P.L.C.	2,368	7,954
Standard Chartered P.L.C.	27,011	703,459
Standard Life P.L.C.	32,627	119,780

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Synergy Health P.L.C.	1,599	$22,707
TalkTalk Telecom Group P.L.C.	4,267	11,042
*Telecity Group P.L.C.	4,092	32,106
Tesco P.L.C.	55,670	358,941
Thomas Cook Group P.L.C.	6,613	20,198
Travis Perkins P.L.C.	5,893	95,399
*Trinity Mirror P.L.C.	3,332	4,439
TT electronics P.L.C.	2,291	6,623
*TUI Travel P.L.C.	10,081	40,844
Tullett Prebon P.L.C.	1,103	6,835
Tullow Oil P.L.C.	8,556	182,029
*UK Coal P.L.C.	1,753	1,264
Ultra Electronics Holdings P.L.C.	409	11,698
Unilever P.L.C.	345	10,018
Unilever P.L.C. Sponsored ADR	7,550	219,026
United Business Media P.L.C.	3,165	35,611
United Utilities Group P.L.C.	15,382	133,897
Vedanta Resources P.L.C.	504	18,345
Victrex P.L.C.	1,888	43,568
Vodafone Group P.L.C.	202,477	568,270
Vodafone Group P.L.C. Sponsored ADR	41,056	1,164,348
Weir Group P.L.C. (The)	5,091	129,253
Wellstream Holdings P.L.C.	488	6,128
WH Smith P.L.C.	1,375	10,191
Whitbread P.L.C.	2,989	82,999
William Morrison Supermarkets P.L.C.	27,762	118,448
Wincanton P.L.C.	1,461	3,491
*Wolseley P.L.C.	5,200	181,079
WPP P.L.C.	7,802	96,486
#WPP P.L.C. Sponsored ADR	3,075	190,588
WS Atkins P.L.C.	2,799	30,817
WSP Group P.L.C.	1,153	6,493
Xchanging P.L.C.	3,063	5,564
Xstrata P.L.C.	13,065	289,364
#*Yell Group P.L.C.	138,291	24,385
Yule Catto & Co. P.L.C.	1,365	4,795

TOTAL UNITED KINGDOM		23,865,430

TOTAL COMMON STOCKS		117,004,106

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Neptune Marine Services, Ltd. Rights 02/24/11	138,894	4,983

BELGIUM — (0.0%)
*Agfa-Gevaert NV STRIP VVPR	1,817	5
*Elia System Operator SA NV STRIP VVPR	179	96
*Tessenderlo Chemie NV STRIP VVPR	61	42

TOTAL BELGIUM		143

FRANCE — (0.0%)
*Establissements Maurel et Prom SA Warrants 06/30/14	579	174

SINGAPORE — (0.0%)
*AFP Properties, Ltd. Warrants 11/18/15	10,500	2,298

TOTAL RIGHTS/WARRANTS		7,598

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/11 (Collateralized by $145,000 FNMA 2.24%, 07/06/15, valued at $148,806) to be repurchased at $144,001	$144	$144,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (10.3%)
§@DFA Short Term Investment Fund	9,677,781	9,677,781
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $123,075,187 FNMA 7.000%, 10/01/38, valued at $3,843,110) to be repurchased at $3,767,778	$3,768	3,767,755

TOTAL SECURITIES LENDING COLLATERAL		13,445,536

TOTAL INVESTMENTS — (100.0%) (Cost $115,986,748)##		$130,601,240

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,033,338	$7,668,173	—	$8,701,511
Austria	—	386,940	—	386,940
Belgium	155,138	994,316	—	1,149,454
Canada	10,986,419	—	—	10,986,419
Denmark	229,124	767,963	—	997,087
Finland	323,450	1,709,428	—	2,032,878
France	823,869	9,176,650	—	10,000,519
Germany	1,044,326	5,573,386	—	6,617,712
Greece	26,581	523,441	—	550,022
Hong Kong	—	1,761,497	—	1,761,497
Ireland	79,517	374,363	—	453,880
Israel	423,833	401,749	—	825,582
Italy	216,102	2,611,636	—	2,827,738
Japan	2,924,292	21,312,073	—	24,236,365
Netherlands	1,181,605	2,165,069	—	3,346,674
New Zealand	5,316	169,512	—	174,828
Norway	131,868	982,522	—	1,114,390
Portugal	25,652	325,414	—	351,066
Singapore	—	980,380	—	980,380
Spain	1,335,867	2,098,135	—	3,434,002
Sweden	276,111	3,405,792	—	3,681,903
Switzerland	2,102,688	6,425,141	—	8,527,829
United Kingdom	7,672,499	16,192,931	—	23,865,430
Rights/Warrants
Australia	—	4,983	—	4,983
Belgium	47	96	—	143
France	174	—	—	174
Singapore	2,298	—	—	2,298
Temporary Cash Investments	—	144,000	—	144,000
Securities Lending Collateral	—	13,445,536	—	13,445,536

TOTAL	$31,000,114	$99,601,126	—	$130,601,240

See accompanying Notes to Schedules of Investments.

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value††
COMMON STOCKS — (90.2%)
AUSTRALIA — (5.1%)
Alumina, Ltd.	12,119	$29,042
Amcor, Ltd.	20,623	141,709
Australia & New Zealand Banking Group, Ltd.	5,826	138,075
Bank of Queensland, Ltd.	4,366	43,093
#Bendigo Bank, Ltd.	8,054	78,700
BlueScope Steel, Ltd.	30,800	65,583
#Boral, Ltd.	15,539	74,691
Caltex Australia, Ltd.	2,781	37,305
Crown, Ltd.	8,764	75,245
CSR, Ltd.	9,638	15,483
#Fairfax Media, Ltd.	35,541	47,883
Goodman Fielder, Ltd.	22,714	28,557
Harvey Norman Holdings, Ltd.	7,208	21,664
Incitec Pivot, Ltd.	39,877	171,725
Lend Lease Group NL	1,650	14,551
Macquarie Group, Ltd.	4,645	188,967
National Australia Bank, Ltd.	9,611	237,149
New Hope Corp., Ltd.	1,031	5,037
OneSteel, Ltd.	30,900	84,236
Origin Energy, Ltd.	15,969	261,914
#Primary Health Care, Ltd.	7,209	26,581
*Qantas Airways, Ltd.	25,486	61,181
Santos, Ltd.	18,137	244,924
Sims Metal Management, Ltd.	3,434	66,343
Sonic Healthcare, Ltd.	7,739	92,092
Suncorp Group, Ltd.	22,076	190,229
TABCorp. Holdings, Ltd.	15,227	105,784
Tatts Group, Ltd.	14,691	36,343
Toll Holdings, Ltd.	977	5,737
Washington H. Soul Pattinson & Co., Ltd.	3,490	43,140
Wesfarmers, Ltd.	26,986	918,419

TOTAL AUSTRALIA		3,551,382

AUSTRIA — (0.1%)
Erste Group Bank AG	1,681	83,987
OMV AG	46	2,038

TOTAL AUSTRIA		86,025

BELGIUM — (0.7%)
*Ageas SA	32,894	93,205
Delhaize Group SA	2,585	203,429
*KBC Groep NV	63	2,522
#Solvay SA	940	98,204
#UCB SA	2,537	90,783

TOTAL BELGIUM		488,143

CANADA — (10.5%)
Astral Media, Inc. Class A	1,300	51,969
#BCE, Inc.	8,548	310,472
Canadian Pacific Railway, Ltd.	2,060	138,184
#Canadian Tire Corp. Class A	2,200	136,875
Canadian Utilities, Ltd. Class A	2,084	110,740
*CGI Group, Inc.	2,000	38,468
Empire Co., Ltd. Class A	600	31,248
#Encana Corp.	14,690	473,407
Fairfax Financial Holdings, Ltd.	447	170,524
George Weston, Ltd.	1,300	92,033
#Husky Energy, Inc.	7,339	197,886

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Industrial Alliance Insurance & Financial Services, Inc.	1,800	$66,061
#Inmet Mining Corp.	2,500	186,373
#Loblaw Cos., Ltd.	1,800	70,339
#*Lundin Mining Corp.	3,000	21,481
Magna International, Inc.	6,640	387,717
#Manitoba Telecom Services, Inc.	500	15,414
#Manulife Financial Corp.	7,200	125,471
#Metro, Inc. Class A	1,100	47,511
*New Gold, Inc.	1,764	14,128
Nexen, Inc.	7,969	200,150
*Quadra FNX Mining, Ltd.	1,200	16,178
Sears Canada, Inc.	1,300	25,407
*Sino-Forest Corp.	6,500	141,379
#Sun Life Financial, Inc.	14,250	448,412
Suncor Energy, Inc.	20,372	843,484
Talisman Energy, Inc.	30,290	693,916
Teck Resources, Ltd. Class B	5,255	318,286
Telus Corp. Non-Voting	6,000	285,754
#Thomson Reuters Corp.	10,478	418,555
#TransAlta Corp.	5,411	111,749
#TransCanada Corp.	19,468	710,596
*Viterra, Inc.	10,544	123,198
#Yamana Gold, Inc.	22,000	247,606

TOTAL CANADA		7,270,971

DENMARK — (1.7%)
A.P. Moller - Maersk A.S.	30	292,234
Carlsberg A.S. Series B	3,049	303,128
Danisco A.S.	1,400	170,151
*Danske Bank A.S.	12,098	324,440
*Jyske Bank A.S.	1,034	46,479
#*Sydbank A.S.	700	20,215

TOTAL DENMARK		1,156,647

FINLAND — (1.0%)
Kesko Oyj	927	44,547
Neste Oil Oyj	3,185	60,151
#Outokumpu Oyj	510	9,500
Stora Enso Oyj Series R	14,570	173,319
UPM-Kymmene Oyj	21,001	432,376

TOTAL FINLAND		719,893

FRANCE — (8.9%)
*Air France-KLM SA	4,815	87,906
AXA SA Sponsored ADR	37,500	796,500
BNP Paribas SA	126	9,404
Capgemini SA	365	18,362
Casino Guichard Perrachon SA	1,170	114,249
Cie de Saint-Gobain SA	7,901	455,767
Ciments Francais SA	244	21,685
CNP Assurances SA	3,620	79,934
Credit Agricole SA	28,101	414,701
GDF Suez SA	22,929	908,215
Groupe Eurotunnel SA	6,619	64,315
Lafarge SA	3,533	209,677
Lagardere SCA	3,281	145,850
*Natixis SA	21,884	116,210
*Peugeot SA	4,276	178,796
PPR SA	1,260	201,007
*Renault SA	4,412	288,416

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
*Rexel SA	990	$22,276
SCOR SE	1,053	29,138
Societe Generale Paris SA	13,106	846,557
STMicroelectronics NV	16,130	195,100
Vivendi SA	32,112	917,991

TOTAL FRANCE		6,122,056

GERMANY — (7.9%)
Allianz SE	5,618	782,637
Bayerische Motoren Werke AG	4,874	374,065
*Celesio AG	1,146	28,943
#*Commerzbank AG	13,215	101,538
*Daimler AG	10,794	792,246
Deutsche Bank AG	13,617	797,275
*Deutsche Lufthansa AG	7,439	156,304
Deutsche Telekom AG	65,866	880,505
*E.ON AG	17,078	571,046
Fraport AG	5	353
Hannover Rueckversicherung AG	276	15,436
Heidelberger Zement AG	2,192	144,370
*Merck KGaA	658	56,356
Munchener Rueckversicherungs-Gesellschaft AG	2,860	448,325
Porsche Automobil Holding SE	1,796	167,610
Salzgitter AG	1,060	86,161
#Volkswagen AG	467	71,046

TOTAL GERMANY		5,474,216

GREECE — (0.2%)
*EFG Eurobank Ergasias S.A.	10,682	62,676
Hellenic Petroleum S.A.	5,666	53,973

TOTAL GREECE		116,649

HONG KONG — (1.5%)
Cheung Kong Holdings, Ltd.	8,210	136,333
Great Eagle Holdings, Ltd.	8,217	27,559
Henderson Land Development Co., Ltd.	28,826	200,955
Hong Kong & Shanghai Hotels, Ltd.	13,000	22,837
Hopewell Holdings, Ltd.	1,500	4,876
Hutchison Whampoa, Ltd.	27,000	316,502
New World Development Co., Ltd.	75,141	144,304
*Orient Overseas International, Ltd.	6,000	61,001
Wheelock & Co., Ltd.	27,000	109,638

TOTAL HONG KONG		1,024,005

ISRAEL — (0.2%)
*Bank Hapoalim B.M.	9,833	44,576
Bank Leumi Le-Israel B.M.	13,744	62,040
Elbit Systems, Ltd.	213	10,798
*Israel Discount Bank, Ltd.	13,386	26,625
Partner Communications Co., Ltd.	859	16,360

TOTAL ISRAEL		160,399

ITALY — (1.7%)
#*Banca Monte Dei Paschi di Siena SpA	88,378	112,307
#Banco Popolare Scarl	22,865	81,258
Finmeccanica SpA	3,600	48,637
Intesa Sanpaolo SpA	50,962	169,717
Telecom Italia SpA	207,561	294,851
UniCredit SpA	75,701	187,707

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
Unione di Banche Italiane ScpA	24,403	$252,766

TOTAL ITALY		1,147,243

JAPAN — (20.7%)
77 Bank, Ltd. (The)	9,864	53,479
#AEON Co., Ltd.	18,900	237,797
Aisin Seiki Co., Ltd.	2,900	110,162
Ajinomoto Co., Inc.	17,000	188,440
Alfresa Holdings Corp.	1,000	41,277
Amada Co., Ltd.	10,000	87,299
#*Aozora Bank, Ltd.	13,000	28,661
Bank of Kyoto, Ltd. (The)	12,000	110,981
Canon Marketing Japan, Inc.	1,500	21,536
Chugoku Bank, Ltd. (The)	4,000	47,970
Citizen Holdings Co., Ltd.	8,200	53,140
Coca-Cola West Co., Ltd.	1,800	32,842
Cosmo Oil Co., Ltd.	20,636	66,760
Credit Saison Co., Ltd.	3,900	66,691
Dai Nippon Printing Co., Ltd.	19,000	259,988
Daicel Chemical Industries, Ltd.	4,000	29,095
Dainippon Sumitomo Pharma Co., Ltd.	3,800	34,152
Daishi Bank, Ltd. (The)	12,000	40,651
Daiwa House Industry Co., Ltd.	9,000	109,960
Daiwa Securities Group, Inc.	18,000	89,060
#*Elpida Memory, Inc.	2,900	42,099
Fuji Heavy Industries, Ltd.	7,000	59,942
Fuji Television Network, Inc.	10	15,530
FUJIFILM Holdings Corp.	13,400	485,001
Fujikura, Ltd.	12,000	58,115
Fukuoka Financial Group, Inc.	27,000	115,749
Glory, Ltd.	1,800	43,050
Gunma Bank, Ltd. (The)	11,735	67,494
Hachijuni Bank, Ltd. (The)	11,000	62,959
Hakuhodo Dy Holdings, Inc.	880	50,224
Higo Bank, Ltd. (The)	7,000	36,988
Hiroshima Bank, Ltd. (The)	11,000	46,911
Hitachi Capital Corp.	1,700	26,986
Hitachi High-Technologies Corp.	1,400	34,638
Hokkoku Bank, Ltd. (The)	10,750	36,477
*Hokuhoku Financial Group, Inc.	20,000	40,471
House Foods Corp.	2,300	38,076
Hyakugo Bank, Ltd. (The)	8,000	35,668
Hyakujishi Bank, Ltd. (The)	9,000	34,276
Idemitsu Kosan Co., Ltd.	800	84,315
Inpex Corp.	16	102,818
Isetan Mitsukoshi Holdings, Ltd.	11,400	128,083
ITOCHU Corp.	7,500	81,635
Iyo Bank, Ltd. (The)	9,000	76,723
J Front Retailing Co., Ltd.	15,000	77,764
Joyo Bank, Ltd. (The)	8,000	35,376
JS Group Corp.	7,000	152,981
JTEKT Corp.	1,800	22,570
Juroku Bank, Ltd.	11,000	35,663
JX Holdings, Inc.	56,740	384,563
Kagoshima Bank, Ltd. (The)	3,238	21,311
Kajima Corp.	12,000	31,679
Kamigumi Co., Ltd.	5,000	41,987
Kaneka Corp.	9,000	62,877
Kawasaki Kisen Kaisha, Ltd.	14,000	58,555
Keiyo Bank, Ltd. (The)	9,000	46,068
Kinden Corp.	4,000	35,836

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Kyowa Hakko Kirin Co., Ltd.	7,000	$71,614
Marui Group Co., Ltd.	7,158	60,582
Maruichi Steel Tube, Ltd.	900	19,881
Mazda Motor Corp.	19,000	56,213
Medipal Holdings Corp.	5,100	53,158
Meiji Holdings Co., Ltd.	800	36,289
Mitsubishi Chemical Holdings Corp.	26,500	184,690
Mitsubishi Gas Chemical Co., Inc.	12,000	83,656
Mitsubishi Heavy Industries, Ltd.	105,000	416,381
Mitsubishi Logistics Corp.	3,000	40,102
*Mitsubishi Materials Corp.	37,000	113,931
Mitsubishi Tanabe Pharma Corp.	2,000	31,971
Mitsubishi UFJ Financial Group, Inc.	331,000	1,719,187
Mitsubishi UFJ Financial Group, Inc. ADR	74,759	388,747
Mitsui Chemicals, Inc.	17,000	61,018
Mitsumi Electric Co., Ltd.	1,500	24,806
Mizuho Securities Co., Ltd.	12,000	31,688
MS&AD Insurance Group Holdings, Inc.	6,119	145,855
Nagase & Co., Ltd.	3,111	40,173
Namco Bandai Holdings, Inc.	5,100	55,877
NEC Corp.	65,000	184,842
Nippon Express Co., Ltd.	17,000	71,741
Nippon Meat Packers, Inc.	6,000	79,658
Nippon Paper Group, Inc.	3,600	93,776
Nippon Sheet Glass Co., Ltd.	22,261	57,853
Nippon Shokubai Co., Ltd.	2,000	22,161
*Nippon Steel Corp.	25,000	85,456
Nippon Television Network Corp.	150	23,764
Nippon Yusen K.K.	26,000	113,863
Nishi-Nippon Bank, Ltd.	18,779	58,335
Nisshin Steel Co., Ltd.	16,000	31,653
Nisshinbo Holdings, Inc.	3,000	33,293
Obayashi Corp.	19,000	90,941
Ogaki Kyoritsu Bank, Ltd. (The)	5,000	16,640
Oji Paper Co., Ltd.	30,000	140,000
Onward Holdings Co., Ltd.	3,000	26,121
Panasonic Corp.	16,800	230,910
Panasonic Corp. Sponsored ADR	6,659	91,428
Rengo Co., Ltd.	7,000	46,763
Ricoh Co., Ltd.	23,000	329,110
Rohm Co., Ltd.	3,200	207,532
San-in Godo Bank, Ltd. (The)	3,000	22,481
Sapporo Hokuyo Holdings, Inc.	7,000	33,938
SBI Holdings, Inc.	688	91,750
Seiko Epson Corp.	3,500	58,275
Sekisui Chemical Co., Ltd.	14,000	107,504
#Sekisui House, Ltd.	20,000	194,853
Seven & I Holdings Co., Ltd.	7,800	201,445
Sharp Corp.	28,086	292,008
Shiga Bank, Ltd.	7,108	39,212
Shimizu Corp.	14,000	59,673
Shinko Electric Industries Co., Ltd.	1,400	15,861
#*Shinsei Bank, Ltd.	22,000	25,213
Shizuoka Bank, Ltd.	10,000	91,720
Showa Denko K.K.	8,000	17,659
SKY Perfect JSAT Holdings, Inc.	46	17,084
Sojitz Corp.	26,100	57,695
Sony Corp. Sponsored ADR	22,200	762,348
#Sumitomo Corp.	28,900	416,341
Sumitomo Electric Industries, Ltd.	26,600	386,643
Sumitomo Forestry Co., Ltd.	2,700	24,809

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sumitomo Mitsui Financial Group, Inc.	2,400	$81,600
Suzuken Co., Ltd.	800	22,836
#*Taiheiyo Cement Corp.	18,000	23,294
Taisei Corp.	35,297	84,516
Taiyo Yuden Co., Ltd.	3,000	45,693
Takashimaya Co., Ltd.	6,000	49,481
*Tokai Rika Co., Ltd.	600	12,029
Tokuyama Corp.	8,000	41,983
Tokyo Broadcasting System, Inc.	1,600	21,699
Tokyo Steel Manufacturing Co., Ltd.	2,900	30,877
Tokyo Tatemono Co., Ltd.	9,000	41,429
Toppan Printing Co., Ltd.	16,000	145,522
Tosoh Corp.	13,000	42,227
Toyo Seikan Kaisha, Ltd.	4,251	79,693
Toyota Auto Body Co., Ltd.	1,100	20,684
Toyota Motor Corp. Sponsored ADR	699	57,444
Toyota Tsusho Corp.	4,300	75,580
UNY Co., Ltd.	6,250	60,550
Wacoal Corp.	2,000	26,785
Yamaguchi Financial Group, Inc.	5,852	58,772
Yamaha Corp.	3,100	38,041
Yamato Kogyo Co., Ltd.	800	24,050
Yamazaki Baking Co., Ltd.	1,000	11,934
*Yokogawa Electric Corp.	1,600	12,865
Yokohama Rubber Co., Ltd.	5,000	25,563

TOTAL JAPAN		14,244,717

NETHERLANDS — (3.8%)
*Aegon NV	43,125	319,175
Akzo Nobel NV	1,715	107,124
*APERAM	834	34,218
*APERAM Registered Shares	310	12,632
ArcelorMittal NV	16,689	608,784
#ArcelorMittal NV ADR	6,200	226,176
*ING Groep NV	39,432	449,027
Koninklijke DSM NV	2,563	151,700
Koninklijke Philips Electronics NV	21,783	678,719

TOTAL NETHERLANDS		2,587,555

NEW ZEALAND — (0.1%)
Contact Energy, Ltd.	2,389	11,351
Fletcher Building, Ltd.	4,645	27,819

TOTAL NEW ZEALAND		39,170

NORWAY — (0.9%)
DnB NOR ASA Series A	11,288	155,618
Marine Harvest ASA	43,915	49,429
Norsk Hydro ASA	21,432	160,956
Orkla ASA	20,721	186,500
*Petroleum Geo-Services ASA	670	9,941
#*Renewable Energy Corp. ASA	10,025	32,162
*Storebrand ASA	6,174	48,694

TOTAL NORWAY		643,300

PORTUGAL — (0.0%)
#Banco Comercial Portugues SA	26,753	21,479
Banco Espirito Santo SA	643	2,608

TOTAL PORTUGAL		24,087

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (1.3%)
*CapitaLand, Ltd.	45,500	$128,683
DBS Group Holdings, Ltd.	19,752	232,908
Fraser & Neave, Ltd.	13,000	64,821
Golden Agri-Resources, Ltd.	137,000	76,100
*Neptune Orient Lines, Ltd.	14,000	24,269
Singapore Airlines, Ltd.	21,000	243,588
United Industrial Corp., Ltd.	31,000	67,911
UOL Group, Ltd.	4,000	14,873
*Venture Corp., Ltd.	1,000	7,590
Wheelock Properties, Ltd.	14,000	20,834

TOTAL SINGAPORE		881,577

SPAIN — (2.7%)
Acciona SA	893	77,241
Banco Bilbao Vizcaya Argentaria SA	4,082	50,051
#Banco de Sabadell SA	41,996	201,030
#Banco Espanol de Credito SA	5,354	48,533
#Banco Popular Espanol SA	37,795	227,314
Banco Santander SA	15,919	194,915
#Criteria Caixacorp SA	17,309	119,257
Gas Natural SDG SA	9,480	156,440
Repsol YPF SA Sponsored ADR	24,740	785,248

TOTAL SPAIN		1,860,029

SWEDEN — (2.1%)
Nordea Bank AB	16,925	205,358
#Skandinaviska Enskilda Banken AB Series A	22,874	207,496
#SSAB AB Series A	3,054	50,186
SSAB AB Series B	1,349	19,161
Svenska Cellulosa AB Series B	13,891	242,253
*Swedbank AB Series A	13,797	216,377
Tele2 AB Series B	213	4,708
Telefonaktiebolaget LM Ericsson AB	38,431	473,809
TeliaSonera AB	595	4,896

TOTAL SWEDEN		1,424,244

SWITZERLAND — (4.3%)
Adecco SA	2,167	140,358
Baloise Holding AG	1,673	172,182
#Credit Suisse Group AG Sponsored ADR	3,995	178,616
Givaudan SA	84	83,236
Holcim, Ltd. AG	8,810	616,681
*Lonza Group AG	444	34,996
#*Novartis AG ADR	6,159	344,042
Swatch Group AG (The)	110	44,133
Swiss Life Holding AG	855	136,574
Swiss Reinsurance Co., Ltd. AG	10,939	625,339
Zurich Financial Services AG	2,259	617,647

TOTAL SWITZERLAND		2,993,804

UNITED KINGDOM — (14.8%)
Associated British Foods P.L.C.	7,265	123,577
Aviva P.L.C.	32,864	233,720
Barclays P.L.C. Sponsored ADR	47,729	897,305
Carnival P.L.C. ADR	7,700	352,352
*International Consolidated Airlines Group P.L.C.	21,703	88,952
International Power P.L.C.	50,968	344,544
Kazakhmys P.L.C.	2,291	55,203
Kingfisher P.L.C.	65,877	265,388
Legal & General Group P.L.C.	20,026	35,633

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Lloyds Banking Group P.L.C.	69,457	$70,243
*Lloyds Banking Group P.L.C. Sponsored ADR	64,725	260,842
Mondi P.L.C.	4,587	37,415
Old Mutual P.L.C.	118,669	238,743
Pearson P.L.C. Sponsored ADR	10,531	175,446
Resolution, Ltd. P.L.C.	2,739	11,491
Rexam P.L.C.	28,740	157,155
*Royal Bank of Scotland Group P.L.C.	285,912	190,647
*Royal Bank of Scotland Group P.L.C. Sponsored ADR	5,598	74,845
Royal Dutch Shell P.L.C. ADR	37,037	2,613,701
RSA Insurance Group P.L.C.	45,623	99,420
Sainsbury (J.) P.L.C.	19,146	116,965
Standard Life P.L.C.	6,746	24,766
Vodafone Group P.L.C. Sponsored ADR	91,287	2,588,899
William Morrison Supermarkets P.L.C.	48,067	205,081
*Wolseley P.L.C.	4,200	146,256
Xstrata P.L.C.	35,899	795,093

TOTAL UNITED KINGDOM		10,203,682

TOTAL COMMON STOCKS		62,219,794

RIGHTS/WARRANTS — (0.1%)
ITALY — (0.1%)
*Banco Popolare Scarl Rights 02/11/11	22,865	30,836

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/11(Collateralized by $85,000 FNMA 2.24%, 07/06/15,valued at $87,231) to be repurchased at $85,000	$85	85,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (9.6%)
§@DFA Short Term Investment Fund	4,193,099	4,193,099
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $123,075,187 FNMA 7.000%, 10/01/38, valued at $2,485,916) to be repurchased at $2,437,188	$2,437	2,437,173

TOTAL SECURITIES LENDING COLLATERAL		6,630,272

TOTAL INVESTMENTS — (100.0%) (Cost $64,392,904)##		$68,965,902

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$3,551,382	—	$3,551,382
Austria	—	86,025	—	86,025
Belgium	—	488,143	—	488,143
Canada	$7,270,971	—	—	7,270,971
Denmark	—	1,156,647	—	1,156,647
Finland	—	719,893	—	719,893
France	796,500	5,325,556	—	6,122,056
Germany	797,275	4,676,941	—	5,474,216
Greece	—	116,649	—	116,649
Hong Kong	—	1,024,005	—	1,024,005
Israel	—	160,399	—	160,399
Italy	—	1,147,243	—	1,147,243
Japan	1,299,967	12,944,750	—	14,244,717
Netherlands	273,026	2,314,529	—	2,587,555
New Zealand	—	39,170	—	39,170
Norway	—	643,300	—	643,300
Portugal	—	24,087	—	24,087
Singapore	—	881,577	—	881,577
Spain	785,248	1,074,781	—	1,860,029
Sweden	—	1,424,244	—	1,424,244
Switzerland	522,658	2,471,146	—	2,993,804
United Kingdom	7,052,342	3,151,340	—	10,203,682
Rights/Warrants
Italy	30,836	—	—	30,836
Temporary Cash Investments	—	85,000	—	85,000
Securities Lending Collateral	—	6,630,272	—	6,630,272

TOTAL	$18,828,823	$50,137,079	—	$68,965,902

See accompanying Notes to Schedules of Investments.

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value††
COMMON STOCKS — (87.3%)
BRAZIL — (6.3%)
Acos Villares SA	166,500	$88,896
AES Tiete SA	15,500	192,849
*All America Latina Logistica SA	96,200	812,559
*Anhanguera Educacional Participacoes SA	12,337	261,623
B2W Cia Global Do Varejo	11,500	194,892
Banco ABC Brasil SA	8,800	71,268
Banco Bradesco SA	118,974	1,741,483
Banco Daycoval SA	9,300	68,343
Banco do Brasil SA	87,720	1,566,062
Banco Industrial e Comercial SA	16,989	124,338
Banco Panamericano SA	9,800	25,045
Banco Pine SA	600	5,000
Banco Santander Brasil SA ADR	154,645	1,793,882
Banco Sofisa SA	10,400	31,444
Bematech SA	9,800	50,501
BM&F Bovespa SA	234,996	1,642,343
*BR Malls Participacoes SA	63,698	580,827
Brasil Brokers Participacoes SA	17,200	83,578
*Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA	74,600	40,725
BRF - Brasil Foods SA	81,600	1,338,828
#BRF - Brasil Foods SA ADR	52,132	867,998
Brookfield Incorporacoes SA	57,242	263,726
Camargo Correa Desenvolvimento Imobiliario SA	6,000	26,707
Centrais Eletricas Brasileiras SA	19,500	262,035
Cia de Concessoes Radoviarias	12,700	350,689
Cia de Gas de Sao Paulo SA	4,000	108,438
Cia de Saneamento Basico do Estado de Sao Paulo ADR	11,010	545,766
Cia de Saneamento de Minas Gerais-Copasa	13,800	226,420
Cia Energetica de Minas Gerais SA	5,662	72,586
Cia Energetica de Sao Paulo SA	30,600	522,620
Cia Hering SA	12,400	190,432
Cia Siderurgica Nacional SA Sponsored ADR	59,600	1,016,776
Cosan SA Industria e Comercio	22,428	350,221
CPFL Energia SA	15,800	388,993
Cremer SA	8,200	80,920
*Cyrela Brazil Realty SA Empreendimentos e Participacoes	57,900	639,455
Drogasil SA	8,814	63,450
Duratex SA	54,523	523,332
Embraer SA	90,900	737,255
Embraer SA ADR	7,100	234,300
Energias do Brazil SA	8,900	199,949
*Estacio Participacoes SA	6,000	86,385
Eternit SA	11,966	80,829
Even Construtora e Incorporadora SA	35,400	167,767
EZ Tec Empreendimentos e Participacoes SA	11,200	90,503
*Fertilizantes Fosfatados SA	8,400	95,996
*Fertilizantes Heringer SA	2,600	12,072
*Fibria Celulose SA Sponsored ADR	44,961	688,353
Gafisa SA	24,200	148,224
#Gafisa SA ADR	55,400	693,608
*General Shopping Brasil SA	4,500	32,394
*Gerdau SA	22,800	222,946
Grendene SA	11,600	63,882
Guararapes Confeccoes SA	1,300	62,701
Helbor Empreendimentos SA	5,000	58,490
*Hypermarcas SA	21,046	250,489
*IdeiasNet SA	41,600	97,577
Iguatemi Empresa de Shopping Centers SA	6,552	141,499

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Industrias Romi SA	18,000	$131,198
*Inpar SA	36,653	71,021
*Iochpe-Maxion SA	3,900	47,026
*Itau Unibanco Holding SA	6,900	120,040
JBS SA	96,700	365,464
JHSF Participacoes SA	23,700	46,065
*Kepler Weber SA	56,900	11,606
*Kroton Educacional SA	6,200	86,215
Light SA	22,100	346,690
*LLX Logistica SA	26,400	63,349
Localiza Rent a Car SA	20,200	303,554
*Lojas Americanas SA	28,000	198,038
Lojas Renner SA	21,600	627,157
*LPS Brasil Consultoria de Imoveis SA	2,300	49,810
*Lupatech SA	4,600	48,292
M Dias Branco SA	5,900	130,604
Marfrig Alimentos SA	14,933	120,758
Marisa Lojas SA	3,600	47,188
*MMX Mineracao e Metalicos SA	21,913	131,587
*MPX Energia SA	6,822	113,035
MRV Engenharia e Participacoes SA	43,784	370,350
*Multiplan Empreendimentos Imobiliarios SA	12,437	238,675
Natura Cosmeticos SA	19,000	486,697
Obrascon Huarte Lain Brasil SA	9,100	315,753
*OGX Petroleo e Gas Participacoes SA	47,775	493,241
*Paranapanema SA	25,200	78,006
*PDG Realty SA Empreendimentos e Participacoes	211,924	1,172,164
Petroleo Brasileiro SA ADR	172,936	6,351,939
*Plascar Participacoes Industriais SA	43,400	85,917
Porto Seguro SA	24,000	374,336
*PortX Operacoes Portuarias SA	26,400	53,847
Positivo Informatica SA	5,400	30,678
Redecard SA	19,339	238,989
Restoque Comercio e Confeccoes de Roupas SA	6,000	60,830
Rodobens Negocios Imobiliarios SA	5,500	55,563
Rossi Residencial SA	38,468	302,538
Sao Martinho SA	16,000	230,361
SLC Agricola SA	8,200	97,350
Springs Global Participacoes SA	18,000	56,906
Sul America SA	39,282	433,835
Tecnisa SA	13,400	80,386
Tegma Gestao Logistica SA	5,600	72,093
Tele Norte Leste Participacoes SA	8,800	192,054
*Telecomunicacoes de Sao Paulo SA	10,200	239,741
*Tim Participacoes SA	26,800	120,419
Totvs SA	3,200	310,987
Tractebel Energia SA	36,200	560,281
Trisul SA	800	2,995
Universo Online SA	11,300	98,293
Usinas Siderurgicas de Minas Gerais SA	29,200	437,750
Vale SA Sponsored ADR	141,000	4,911,030
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	9,400	117,405
#Vivo Participacoes SA ADR	17,925	610,167
Weg Industrias SA	40,900	487,282
TOTAL BRAZIL		44,207,824
CHILE — (2.1%)
Aguas Andinas SA Series A	289,897	146,988
#Banco de Chile SA Series F ADR	7,748	654,009
Banco de Credito e Inversiones SA Series A	10,167	680,760
Banco Santander Chile SA ADR	5,200	441,376

EMERGING MARKETS SOCIAL CORE EQUIY PORTFOLIO

CONTINUED

	Shares	Value††
CHILE — (Continued)
Besalco SA	19,471	$39,181
CAP SA	17,895	912,304
Cencosud SA	138,515	934,030
Cia General de Electricidad SA	43,879	258,806
*Cia Sud Americana de Vapores SA	479,859	516,385
Colbun SA	2,421,148	636,052
*Corpbanca SA	30,958,255	510,311
*E.CL SA	44,004	112,870
Embotelladora Andina SA Series A ADR	400	10,000
Embotelladora Andina SA Series B	21,938	106,012
Embotelladora Andina SA Series B ADR	3,681	112,823
#Empresa Nacional de Electricidad SA Sponsored ADR	15,655	817,191
Empresas CMPC SA	32,712	1,616,712
Empresas Copec SA	89,745	1,538,666
*Empresas Iansa SA	1,269,073	179,435
*Empresas La Polar SA	67,359	413,145
Enersis SA Sponsored ADR	58,256	1,209,395
ENTEL Chile SA	32,414	550,079
Forus SA	12,029	39,433
Grupo Security SA	153,856	70,050
Inversiones Aguas Metropolitanas SA	94,893	146,275
#Lan Airlines SA Sponsored ADR	19,400	544,170
Madeco SA	1,853,418	111,274
*Masisa SA	884,152	135,404
*Multiexport Foods SA	104,773	44,450
*PAZ Corp. SA	30,000	35,451
Ripley Corp. SA	118,830	147,554
S.A.C.I. Falabella SA	41,886	417,083
Salfacorp SA	36,515	126,956
Sociedad Quimica y Minera de Chile SA Sponsored ADR	8,700	465,276
Socovesa SA	108,854	87,633
Sonda SA	73,941	175,289

TOTAL CHILE		14,942,828

CHINA — (12.5%)
#361 Degrees International, Ltd.	134,000	94,023
A8 Digital Music Holdings, Ltd.	88,000	33,027
#Agile Property Holdings, Ltd.	446,000	668,834
*Air China, Ltd.	228,000	236,470
Ajisen China Holdings, Ltd.	135,000	206,851
#Alibaba.com, Ltd.	116,000	228,995
#*Aluminum Corp. of China, Ltd. ADR	35,495	878,501
AMVIG Holdings, Ltd.	76,000	57,196
#Angang Steel Co., Ltd.	268,000	395,963
Anhui Conch Cement Co., Ltd.	98,000	456,529
Anhui Expressway Co., Ltd.	84,000	69,453
Anta Sports Products, Ltd.	29,000	46,703
Asia Cement China Holdings Corp.	96,500	50,515
*AVIC International Holding HK, Ltd.	464,000	20,319
Bank of China, Ltd.	7,957,418	4,156,647
Bank of Communications Co., Ltd.	865,800	829,088
Baoye Group Co., Ltd.	4,000	2,670
*BBMG Corp. Series H	141,641	191,772
Beijing Capital International Airport Co., Ltd.	506,000	270,633
Beijing Capital Land, Ltd.	330,000	110,282
Beijing Jingkelong Co., Ltd.	32,000	44,133
#Beijing North Star Co., Ltd. Series H	320,000	85,311
Belle International Holdings, Ltd.	276,000	473,134
#Bosideng International Holdings, Ltd.	484,000	150,807
*Brilliance China Automotive Holdings, Ltd.	844,000	637,804
#BYD Co., Ltd.	54,500	267,875

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
BYD Electronic International Co., Ltd.	185,500	$123,812
Central China Real Estate, Ltd.	10,000	3,088
#Chaoda Modern Agriculture Holdings, Ltd.	762,243	547,623
China Aerospace International Holdings, Ltd.	432,000	58,989
China Agri-Industries Holdings, Ltd.	327,000	352,110
China Aoyuan Property Group, Ltd.	156,000	29,373
China Automation Group, Ltd.	77,000	59,201
China BlueChemical, Ltd.	303,143	250,509
*China Chengtong Development Group, Ltd.	62,784	3,801
China Citic Bank Corp., Ltd.	1,103,000	723,290
China Coal Energy Co., Ltd.	570,000	840,794
China Communications Services Corp., Ltd.	394,000	243,054
China Construction Bank Corp.	6,092,990	5,392,562
#*China COSCO Holdings Co., Ltd.	148,000	160,798
#China Dongxiang Group Co., Ltd.	282,000	123,211
#*China Eastern Airlines Corp., Ltd.	256,000	119,311
#*China Energine International Holdings, Ltd.	270,000	21,589
China Everbright International, Ltd.	359,000	182,529
China Everbright, Ltd.	212,000	442,012
China Gas Holdings, Ltd.	392,000	171,951
*China Grand Forestry Green Resources Group, Ltd.	1,520,000	48,781
#China Green Holdings, Ltd.	93,000	91,427
China Haidian Holdings, Ltd.	158,000	21,165
#China High Speed Transmission Equipment Group Co., Ltd.	209,993	322,900
#China Huiyuan Juice Group, Ltd.	79,000	54,303
China Life Insurance Co., Ltd.	22,000	85,788
#China Life Insurance Co., Ltd. ADR	37,983	2,214,029
#China Lumena New Materials Corp.	138,000	47,924
China Mengniu Dairy Co., Ltd.	180,000	503,923
#China Merchants Bank Co., Ltd.	321,195	762,037
#China Merchants Holdings International Co., Ltd.	236,733	1,024,500
#*China Metal Recycling Holdings, Ltd.	116,781	134,737
*China Mining Resources Group, Ltd.	1,034,000	22,912
#China Mobile, Ltd. Sponsored ADR	145,685	7,158,961
*China Molybdenum Co., Ltd.	241,000	228,375
China National Building Material Co., Ltd.	160,000	401,793
China National Materials Co., Ltd.	248,000	213,432
China Nickel Resources Holding Co., Ltd.	40,000	7,069
*China Oil & Gas Group, Ltd.	780,000	84,520
China Oilfield Services, Ltd.	186,000	362,077
China Overseas Land & Investment, Ltd.	600,320	1,140,064
China Power International Development, Ltd.	358,000	73,207
*China Power New Energy Development Co., Ltd.	500,000	46,535
*China Properties Group, Ltd.	91,000	31,312
*China Qinfa Group, Ltd.	72,000	45,590
China Railway Construction Corp., Ltd.	364,000	450,075
China Railway Group, Ltd.	437,000	320,343
#*China Rare Earth Holdings, Ltd.	260,000	114,941
#China Resources Gas Group, Ltd.	84,000	114,128
China Resources Land, Ltd.	424,000	767,342
*China Resources Microelectronics, Ltd.	500,000	25,170
China Resources Power Holdings Co., Ltd.	268,000	467,420
*China Shanshui Cement Group, Ltd.	248,559	194,468
China Shenhua Energy Co., Ltd. Series H	376,500	1,540,831
*China Shipping Container Lines Co., Ltd.	809,000	375,483
China Shipping Development Co., Ltd.	311,654	378,542
*China Singyes Solar Technologies Holdings, Ltd.	50,000	42,088
#*China Southern Airlines Co., Ltd. ADR	7,677	196,454
China Starch Holdings, Ltd.	235,000	16,360
#China State Construction International Holdings, Ltd.	381,600	377,374
*China Taiping Insurance Holdings Co., Ltd.	126,400	356,864

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
#China Telecom Corp., Ltd.	316,000	$187,430
#China Telecom Corp., Ltd. ADR	11,545	682,079
*China Travel International Investment Hong Kong, Ltd.	635,492	140,758
China Unicom Hong Kong, Ltd.	200,000	333,582
China Unicom Hong Kong, Ltd. ADR	114,955	1,892,159
#China Water Affairs Group, Ltd.	272,000	103,428
China Wireless Technologies, Ltd.	140,000	78,003
China Yurun Food Group, Ltd.	158,000	514,705
#*China Zhongwang Holdings, Ltd.	381,118	183,379
#*Chongqing Iron & Steel Co., Ltd.	190,000	50,955
Chongqing Machinery & Electric Co., Ltd.	200,000	68,123
*Citic 21CN Co., Ltd.	240,000	27,644
CITIC Pacific, Ltd.	223,433	604,244
*CITIC Resources Holdings, Ltd.	496,000	103,884
CNOOC, Ltd.	427,000	951,586
#CNOOC, Ltd. ADR	11,400	2,538,324
#Comba Telecom Systems Holdings, Ltd.	222,132	238,509
COSCO International Holdings, Ltd.	222,000	132,240
COSCO Pacific, Ltd.	369,813	691,789
#Coslight Technology International Group, Ltd.	4,000	2,287
Country Garden Holdings Co.	903,000	337,344
*CSR Corp., Ltd.	159,676	229,352
Dalian Port (PDA) Co., Ltd.	182,000	74,842
Daphne International Holdings, Ltd.	76,000	73,288
#Datang International Power Generation Co., Ltd.	424,000	148,711
#Digital China Holdings, Ltd.	113,000	217,681
Dongfang Electric Co., Ltd.	49,600	210,931
Dongyue Group	194,000	105,979
Embry Holdings, Ltd.	3,000	2,440
ENN Energy Holdings, Ltd.	154,000	460,952
First Tractor Co., Ltd.	74,000	70,233
Fosun International, Ltd.	496,500	390,455
Franshion Properties China, Ltd.	737,120	213,591
#Fufeng Group, Ltd.	126,000	101,480
Fushan International Energy Group, Ltd.	524,000	355,491
*GCL Poly Energy Holdings, Ltd.	821,000	385,969
Geely Automobile Holdings, Ltd.	800,000	378,887
*Global Bio-Chem Technology Group Co., Ltd.	548,800	89,167
Golden Eagle Retail Group, Ltd.	136,000	373,064
Goldlion Holdings, Ltd.	61,152	26,004
*GOME Electrical Appliances Holdings, Ltd.	1,867,940	706,705
#Great Wall Motor Co., Ltd.	407,500	646,346
Great Wall Technology Co., Ltd.	83,300	41,926
Greentown China Holdings, Ltd.	167,000	191,430
Guangdong Investment, Ltd.	518,000	264,921
#Guangshen Railway Co., Ltd. Sponsored ADR	7,262	148,290
Guangzhou Automobile Group Co., Ltd.	661,740	854,560
#*Guangzhou Investment Co., Ltd.	1,414,400	344,680
#Guangzhou R&F Properties Co., Ltd.	184,800	273,135
Guangzhou Shipyard International Co., Ltd.	32,000	70,211
#GZI Transportation, Ltd.	254,752	144,209
*Haier Electronics Group Co., Ltd.	229,000	241,251
Hainan Meilan International Airport Co., Ltd.	6,000	7,105
Haitian International Holdings, Ltd.	100,000	111,804
Heng Tai Consumables Group, Ltd.	500,826	75,511
Hengan International Group Co., Ltd.	69,000	517,944
#Hengdeli Holdings, Ltd.	432,000	243,472
#*Hi Sun Technology (China), Ltd.	288,000	104,758
Hidili Industry International Development, Ltd.	262,000	225,395
*HKC Holdings, Ltd.	304,098	17,061
*Hong Kong Energy Holdings, Ltd.	613	42

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
#*Honghua Group, Ltd.	137,000	$18,507
Hopewell Highway Infrastructure, Ltd.	116,472	91,348
#*Hopson Development Holdings, Ltd.	152,000	173,225
#Huadian Power International Corp.	310,000	64,500
#Huaneng Power International, Inc. ADR	9,458	211,670
#*Hunan Non-Ferrous Metal Corp., Ltd.	386,000	152,210
Industrial & Commercial Bank of China, Ltd. Series H	7,619,017	5,702,164
*Interchina Holdings Co., Ltd.	410,000	68,298
Intime Department Store Group Co., Ltd.	163,000	238,969
Jiangsu Express Co., Ltd.	196,000	210,634
Jiangxi Copper Co., Ltd.	142,000	457,725
*Jingwei Textile Machinery Co., Ltd.	50,000	37,262
Ju Teng International Holdings, Ltd.	168,000	78,619
*Kai Yuan Holdings, Ltd.	1,320,000	44,241
Kingboard Chemical Holdings, Ltd.	125,500	716,732
Kingboard Laminates Holdings, Ltd.	178,973	177,664
#Kingdee International Software Group Co., Ltd.	320,000	211,496
#Kingsoft Corp., Ltd.	198,000	108,952
KWG Property Holding, Ltd.	342,830	256,605
Lai Fung Holdings, Ltd.	467,000	20,438
Lee & Man Paper Manufacturing, Ltd.	212,000	147,905
Lenovo Group, Ltd.	788,000	459,598
#Li Ning Co., Ltd.	93,500	179,247
Lianhua Supermarket Holdings Co., Ltd.	24,000	112,038
Lingbao Gold Co., Ltd.	52,000	40,225
Little Sheep Group, Ltd.	61,000	37,929
#Lonking Holdings, Ltd.	436,000	254,687
*Loudong General Nice Resources China Holdings, Ltd.	192,000	23,242
Maanshan Iron & Steel Co., Ltd.	394,000	221,445
*Minmetals Land, Ltd.	121,644	24,965
#*Minmetals Resources, Ltd.	208,000	141,213
Minth Group, Ltd.	136,000	206,649
*Nan Hai Corp, Ltd.	6,200,000	46,213
NetDragon Websoft, Inc.	40,000	18,893
New World China Land, Ltd.	334,793	136,397
New World Department Store China, Ltd.	95,000	73,331
Nine Dragons Paper Holdings, Ltd.	375,000	533,407
#*Oriental Ginza Holdings, Ltd.	57,000	10,206
#Parkson Retail Group, Ltd.	104,000	177,621
#*PICC Property & Casualty Co., Ltd.	320,000	401,630
Ping An Insurance Group Co. of China, Ltd.	128,000	1,280,739
#*Poly Hong Kong Investment, Ltd.	393,000	367,771
Ports Design, Ltd.	25,000	68,986
*Pou Sheng International Holdings, Ltd.	170,687	27,646
Prosperity International Holdings HK, Ltd.	40,000	2,469
Qin Jia Yuan Media Services Co., Ltd.	62,000	11,817
#Qingling Motors Co., Ltd. Series H	320,000	93,013
*Qunxing Paper Holdings Co., Ltd.	124,416	42,448
Regent Manner International, Ltd.	12,000	9,852
*Renhe Commercial Holdings Co., Ltd.	1,408,570	235,594
*Richly Field China Development, Ltd.	150,000	4,522
Samson Holding, Ltd.	239,000	52,320
*Semiconductor Manufacturing International Corp.	2,543,000	199,285
*Semiconductor Manufacturing International Corp. ADR	17,963	69,337
Shandong Chenming Paper Holdings, Ltd. Series H	78,500	67,151
Shandong Molong Petroleum Machinery Co., Ltd.	23,200	30,446
#Shanghai Forte Land Co., Ltd.	388,000	168,563
*Shanghai Industrial Urban Development Group, Ltd.	62,000	23,475
#Shanghai Jin Jiang International Hotels Group Co., Ltd.	200,000	47,667
Shanghai Prime Machinery Co., Ltd.	302,000	80,475
Shenji Group Kunming Machine Tool Co., Ltd.	6,000	4,106

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
Shenzhen Expressway Co., Ltd.	186,000	$109,788
Shenzhen International Holdings, Ltd.	1,402,500	124,657
Shenzhen Investment, Ltd.	484,000	171,871
Shenzhou International Group, Ltd.	93,000	108,838
Shimao Property Holdings, Ltd.	378,356	577,761
*Shougang Concord International Enterprises Co., Ltd.	746,000	110,788
#Shui On Land, Ltd.	724,072	347,483
Sichuan Expressway Co., Ltd.	178,000	112,645
#Silver base Group Holdings, Ltd.	43,000	31,287
Silver Grant International Industries, Ltd.	266,000	90,157
#SIM Technology Group, Ltd.	56,000	11,154
#*Sino Oil & Gas Holdings, Ltd.	945,000	50,705
*Sino Union Energy Investment Group, Ltd.	780,000	64,283
*Sinofert Holdings, Ltd.	412,000	230,363
Sinolink Worldwide Holdings, Ltd.	532,000	78,056
SinoMedia Holding, Ltd.	7,644	2,641
#Sino-Ocean Land Holdings, Ltd.	841,275	560,310
Sinopec Kantons Holdings, Ltd.	6,000	3,741
Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	5,435	330,394
#*Sinopec Yizheng Chemical Fibre Co., Ltd.	408,000	228,872
Sinotrans Shipping, Ltd.	275,173	101,522
Sinotrans, Ltd.	400,000	108,226
Sinotruk Hong Kong, Ltd.	175,000	163,091
Skyworth Digital Holdings, Ltd.	412,193	258,309
#Soho China, Ltd.	460,412	364,675
*Solargiga Energy Holdings, Ltd.	106,000	24,674
Sparkle Roll Group, Ltd.	176,000	31,812
SPG Land Holdings, Ltd.	53,000	28,774
#SRE Group, Ltd.	776,000	78,092
TCC International Holdings, Ltd.	77,795	29,994
TCL Communication Technology Holdings, Ltd.	49,000	54,280
TCL Multimedia Technology Holdings, Ltd.	100,000	39,823
Tencent Holdings, Ltd.	70,200	1,824,731
Tian An China Investments Co., Ltd.	215,000	149,183
Tianjin Capital Environmental Protection Group Co., Ltd.	126,000	46,949
*Tianjin Development Holdings, Ltd.	104,000	88,519
#Tianjin Port Development Holdings, Ltd.	266,000	68,500
*Tianneng Power International, Ltd.	82,000	35,674
Tingyi (Cayman Islands) Holding Corp.	128,000	314,277
Tomson Group, Ltd.	66,969	27,718
Towngas China Co., Ltd.	171,000	88,002
TPV Technology, Ltd.	63,412	39,698
Travelsky Technology, Ltd.	183,000	185,081
Truly International Holdings, Ltd.	201,140	53,145
*Uni-President China Holdings, Ltd.	242,639	137,253
#*United Energy Group, Ltd.	540,000	99,613
#Vinda International Holdings, Ltd.	186,000	175,239
#VODone, Ltd.	320,000	105,698
Want Want China Holdings, Ltd.	325,000	268,953
#*Wasion Group Holdings, Ltd.	76,000	40,031
Weichai Power Co., Ltd.	80,400	551,493
Weiqiao Textile Co., Ltd.	76,000	71,381
Welling Holding, Ltd.	764,000	40,920
Xiamen International Port Co., Ltd.	194,000	40,955
Xingda International Holdings, Ltd.	157,000	155,255
Xinhua Winshare Publishing & Media Co., Ltd.	70,897	42,332
#Xinjiang Xinxin Mining Industry Co., Ltd.	288,000	181,797
Xiwang Sugar Holdings Co., Ltd.	114,296	32,533
#XTEP International Holdings, Ltd.	99,000	65,336
Yanzhou Coal Mining Co., Ltd. Sponsored ADR	24,800	723,664
#Yip’s Chemical Holdings, Ltd.	54,000	65,023

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
Zhaojin Mining Industry Co., Ltd.	44,500	$163,965
Zhejiang Expressway Co., Ltd.	236,000	220,089
*Zhong An Real Estate, Ltd.	84,000	19,566
Zhuzhou CSR Times Electric Co., Ltd.	52,750	203,754
Zijin Mining Group Co., Ltd.	332,000	263,850

TOTAL CHINA		86,775,136

COLOMBIA — (0.2%)
Bancolombia SA Sponsored ADR	11,600	677,904
#Ecopetrol SA Sponsored ADR	21,698	927,373

TOTAL COLOMBIA		1,605,277

CZECH REPUBLIC — (0.5%)
*Central European Media Enterprises, Ltd.	4,500	82,561
CEZ A.S.	20,822	981,866
Komercni Banka A.S.	2,657	635,789
New World Resources NV	12,500	202,908
Pegas Nonwovens SA	1,000	25,319
Telefonica 02 Czech Republic A.S.	42,731	975,877
*Unipetrol A.S.	27,775	289,256

TOTAL CZECH REPUBLIC		3,193,576

EGYPT — (0.1%)
*Commercial International Bank Egypt S.A.E. Sponsored GDR	31,353	176,730
*Egyptian Financial Group-Hermes Holding GDR	1,029	7,990
Orascom Construction Industries GDR	6,683	222,974
*Orascom Telecom Holding S.A.E. GDR	27,246	83,798

TOTAL EGYPT		491,492

HUNGARY — (0.4%)
*Danubius Hotel & Spa NYRT	1,913	38,471
EMASZ RT	322	34,226
#*FHB Mortgage Bank NYRT	22,491	111,734
Magyar Telekom Telecommunications P.L.C.	101,699	275,901
Magyar Telekom Telecommunications P.L.C. Sponsored ADR	1,100	15,015
#*MOL Hungarian Oil & Gas P.L.C.	5,507	617,299
#*OTP Bank P.L.C.	63,147	1,764,645
*PannErgy P.L.C.	13,775	62,246

TOTAL HUNGARY		2,919,537

INDIA — (8.7%)
*3M India, Ltd.	150	11,340
Aban Offshore, Ltd.	1,530	22,422
ACC, Ltd.	15,190	328,000
Adani Enterprises, Ltd.	26,425	326,861
*Adhunik Metaliks, Ltd.	19,386	38,165
Aditya Birla Nuvo, Ltd.	17,301	284,502
AIA Engineering, Ltd.	8,680	73,518
Ajmera Realty & Infra India, Ltd.	1,598	5,983
Akzo Nobel India, Ltd.	5,027	78,461
Allahabad Bank, Ltd.	41,954	186,157
Alok Industries, Ltd.	110,269	62,757
Alstom Projects India, Ltd.	4,263	54,356
Ambuja Cements, Ltd.	222,300	615,200
Amtek Auto, Ltd.	34,597	91,024
Anant Raj Industries, Ltd.	12,566	27,654
Andhra Bank, Ltd.	46,000	139,916
Ansal Properties & Infrastructure, Ltd.	25,546	23,514
Apollo Tyres, Ltd.	83,203	93,593
*Areva T&D India, Ltd.	3,528	24,149

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Arvind Mills, Ltd.	97,633	$137,298
Asea Brown Boveri India, Ltd.	4,883	78,511
Asian Hotels East, Ltd.	2,150	15,150
Asian Hotels West, Ltd.	2,150	9,772
Asian Hotels, Ltd.	335	1,728
Asian Paints, Ltd.	5,072	284,880
Axis Bank, Ltd.	41,490	1,130,997
Bajaj Auto, Ltd.	15,624	426,886
*Bajaj Electricals, Ltd.	10,061	47,618
Bajaj Finance, Ltd.	1,520	19,939
Bajaj Finserv, Ltd.	13,445	120,275
Bajaj Hindusthan, Ltd.	38,400	68,991
Bajaj Holdings & Investment, Ltd.	17,611	279,881
Ballarpur Industries, Ltd.	101,088	69,521
Balrampur Chini Mills, Ltd.	89,075	137,648
Bank of Baroda	7,107	134,851
*Bank of India	15,206	146,100
Bank of Maharashtra, Ltd.	77,935	100,456
Bannari Amman Sugars, Ltd.	1,400	21,472
*BASF India, Ltd.	5,291	66,271
Bata India, Ltd.	7,493	51,735
BEML, Ltd.	6,037	113,856
Berger Paints India, Ltd.	49,000	93,306
BGR Energy Systems, Ltd.	4,140	49,839
Bharat Forge, Ltd.	35,107	263,722
Bharat Petroleum Corp., Ltd.	11,877	159,288
Bharti Airtel, Ltd.	135,502	943,701
Bhushan Steel, Ltd.	30,630	265,727
Binani Cement, Ltd.	4,845	9,639
Birla Corp., Ltd.	8,694	60,959
Blue Star, Ltd.	4,358	31,925
Bombay Dyeing & Manufacturing Co., Ltd.	6,061	51,144
Bombay Rayon Fashions, Ltd.	19,914	102,527
Bosch, Ltd.	2,852	373,772
Brigade Enterprises, Ltd.	964	1,957
Britannia Industries, Ltd.	15,034	123,770
*Cairn India, Ltd.	66,876	479,745
*Canara Bank	23,360	307,383
Carborundum Universal, Ltd.	21,879	116,328
Central Bank of India	41,296	154,977
Century Plyboards India, Ltd.	7,005	8,894
Century Textiles & Industries, Ltd.	6,103	43,958
CESC, Ltd.	20,157	135,940
Chambal Fertilizers & Chemicals, Ltd.	56,893	89,490
Chennai Petroleum Corp., Ltd.	15,825	73,635
*Chettinad Cement Corp., Ltd.	800	8,602
Cholamandalam Investment & Finance Co., Ltd.	256	979
City Union Bank, Ltd.	17,183	15,818
Clariant Chemicals (India), Ltd.	3,509	53,649
CMC, Ltd.	1,340	57,461
Colgate-Palmolive (India), Ltd.	8,968	161,081
Container Corp. of India	8,100	212,302
Core Projects & Technologies, Ltd.	8,286	50,124
Coromandel International, Ltd.	40,428	204,011
Corp. Bank	10,377	130,651
Crisil, Ltd.	636	81,306
Crompton Greaves, Ltd.	35,468	216,287
Cummins India, Ltd.	10,920	173,587
Dabur India, Ltd.	85,202	174,505
*Dalmia Bharat Enterprises, Ltd.	25,540	113,737
Dalmia Cement (Bharat), Ltd.	25,540	15,623

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
DCM Shriram Consolidated, Ltd.	39,728	$38,780
Deccan Chronicle Holdings, Ltd.	14,118	28,217
Deepak Fertilizers & Petrochemicals Corp., Ltd.	1,746	6,063
*Development Credit Bank, Ltd.	35,249	36,736
Dewan Housing Finance Corp., Ltd.	9,998	57,892
*Dish TV (India), Ltd.	66,606	86,270
DLF, Ltd.	83,775	410,333
Dredging Corp. of India, Ltd.	2,580	21,906
E.I.D. - Parry (India), Ltd.	37,130	181,427
eClerx Services, Ltd.	3,556	53,212
Edelweiss Capital, Ltd.	62,230	55,260
Eicher Motors, Ltd.	4,857	109,822
EIH, Ltd.	38,218	88,551
Electrosteel Casings, Ltd.	27,500	20,998
Era Infra Engineering, Ltd.	11,342	49,474
Escorts, Ltd.	12,351	35,580
*Essar Oil, Ltd.	85,645	227,455
*Essar Shipping Ports & Logistics, Ltd.	30,102	65,212
Everest Kanto Cylinder, Ltd.	10,003	17,368
Exide Industries, Ltd.	47,025	131,682
FAG Bearings (India), Ltd.	5,070	89,286
Federal Bank, Ltd.	53,973	429,087
Financial Technologies (India), Ltd.	9,938	154,656
Finolex Cables, Ltd.	50,719	53,200
Finolex Industries, Ltd.	10,022	18,972
GAIL India, Ltd.	69,352	713,535
Gammon India, Ltd.	37,375	115,296
*Gammon Infrastructure Projects, Ltd.	67,324	27,870
Gateway Distriparks, Ltd.	2,423	5,634
Geodesic, Ltd.	29,058	50,889
Gillette India, Ltd.	1,800	67,532
Gitanjali Gems, Ltd.	19,770	86,564
GlaxoSmithKline Consumer Healthcare, Ltd.	4,319	187,000
*GMR Infrastructure, Ltd.	141,302	121,568
Godrej Consumer Products, Ltd.	21,028	169,836
Godrej Industries, Ltd.	33,592	127,867
*Gokul Refoils & Solvent, Ltd.	30,609	63,507
Grasim Industries, Ltd.	7,413	367,761
Great Eastern Shipping Co., Ltd.	25,938	173,617
Great Offshore, Ltd.	14,838	97,198
Greaves Cotton, Ltd.	31,220	63,285
Gruh Finance, Ltd.	698	5,804
GTL, Ltd.	14,958	135,346
Gujarat Alkalies & Chemicals, Ltd.	17,941	48,209
Gujarat Ambuja Exports, Ltd.	37,000	28,705
Gujarat Fluorochemicals, Ltd.	16,937	95,847
Gujarat Gas Co., Ltd.	17,160	130,988
Gujarat Narmada Valley Fertilizers Co., Ltd.	33,112	79,776
Gujarat State Fertilizers & Chemicals, Ltd.	7,210	53,145
Gujarat State Petronet, Ltd.	35,884	80,023
*GVK Power & Infrastructure, Ltd.	232,214	166,888
H.E.G., Ltd.	4,414	19,622
HCL Infosystems, Ltd.	19,952	47,438
HCL Technologies, Ltd.	40,102	432,767
HDFC Bank, Ltd.	38,156	1,701,516
*HeidelbergCement India, Ltd.	46,000	35,638
Hero Honda Motors, Ltd. Series B	13,140	467,373
Hexaware Technologies, Ltd.	51,608	127,008
Hikal, Ltd.	3,700	26,222
*Himachal Futuristic Communications, Ltd.	164,489	35,909
Himadri Chemicals & Industries, Ltd.	22,360	18,767

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Hindalco Industries, Ltd.	257,297	$1,293,253
Hindustan Construction Co., Ltd.	73,046	58,904
Hindustan Oil Exploration Co., Ltd.	9,632	38,748
Hindustan Petroleum Corp, Ltd.	17,704	139,055
Hindustan Unilever, Ltd.	86,635	513,115
Honeywell Automation India, Ltd.	950	49,501
Hotel Leelaventure, Ltd.	76,029	66,643
*Housing Development & Infrastructure, Ltd.	40,773	117,450
HT Media, Ltd.	23,221	75,586
*IBN18 Broadcast , Ltd.	4,151	8,570
ICICI Bank, Ltd. Sponsored ADR	87,637	3,798,188
ICSA (India), Ltd.	15,413	40,579
IDBI Bank, Ltd.	79,758	246,466
*Idea Cellular, Ltd.	149,097	226,866
IFCI, Ltd.	18,889	21,984
India Cements, Ltd.	58,880	127,101
India Infoline, Ltd.	25,448	42,288
Indiabulls Financial Services, Ltd.	58,328	200,462
*Indiabulls Real Estate, Ltd.	108,781	286,999
Indiabulls Securities, Ltd.	19,709	8,305
*Indian Bank	29,130	133,894
Indian Hotels Co., Ltd.	131,997	258,802
Indian Overseas Bank	29,485	83,988
*IndusInd Bank, Ltd.	75,477	370,022
Info Edge India, Ltd.	3,182	37,834
Infosys Technologies, Ltd.	50,322	3,422,029
Infotech Enterprises, Ltd.	29,394	106,250
Infrastructure Development Finance Co., Ltd.	231,902	749,594
ING Vysya Bank, Ltd.	18,801	125,336
IRB Infrastructure Developers, Ltd.	34,099	150,005
*Ispat Industries, Ltd.	112,747	60,422
*IVRCL Assets & Holdings, Ltd.	7,314	8,952
IVRCL Infrastructures & Projects, Ltd.	106,726	187,809
Jagran Prakashan, Ltd.	18,216	48,813
*Jai Balaji Industries, Ltd.	10,745	47,250
Jain Irrigation Systems, Ltd.	59,570	249,488
*Jaiprakash Associates, Ltd.	227,815	416,214
*Jaiprakash Power Ventures, Ltd.	36,177	35,704
Jammu & Kashmir Bank, Ltd.	11,393	183,831
JBF Industries, Ltd.	18,484	68,844
*Jet Airways (India), Ltd.	5,856	71,299
*Jindal Drilling & Industries, Ltd.	4,896	48,345
Jindal Saw, Ltd.	34,335	157,299
*Jindal South West Holdings, Ltd.	1,225	27,350
Jindal Steel & Power, Ltd.	43,230	627,401
JM Financial, Ltd.	18,060	10,208
*JSL Stainless, Ltd.	31,594	63,842
JSW Steel, Ltd.	28,598	566,921
*Jyothy Laboratories, Ltd.	5,217	26,631
*Jyoti Structures, Ltd.	19,766	47,654
Kalpataru Power Transmission, Ltd.	15,370	47,010
Karnataka Bank, Ltd.	25,885	75,544
Karur Vysya Bank, Ltd.	13,648	151,025
KEC International, Ltd.	21,580	41,771
Kesoram Industries, Ltd.	9,270	42,758
Kirloskar Industries, Ltd.	1,617	13,411
*Kirloskar Oil Engines, Ltd.	46,392	159,659
*Kotak Mahindra Bank, Ltd.	58,048	488,017
KS Oils, Ltd.	60,437	51,102
Lakshmi Machine Works, Ltd.	1,872	88,131
*Lanco Infratech, Ltd.	164,830	178,638

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
*LIC Housing Finance, Ltd.	104,950	$412,860
Madhucon Projects, Ltd.	14,777	28,165
Madras Cements, Ltd.	31,000	63,631
*Mahanagar Telephone Nigam, Ltd.	59,242	61,962
Maharashtra Seamless, Ltd.	10,924	82,627
Mahindra & Mahindra Financial Services, Ltd.	5,400	81,858
Mahindra Lifespace Developers, Ltd.	8,446	59,032
Mastek, Ltd.	3,774	13,706
McLeod Russel India, Ltd.	18,678	81,921
Mercator Lines, Ltd.	44,975	44,177
Monnet Ispat, Ltd.	9,869	127,762
Monsanto India, Ltd.	700	24,891
Moser Baer (India), Ltd.	39,842	44,488
Motherson Sumi Systems, Ltd.	46,766	183,364
Mphasis, Ltd.	20,534	302,232
MRF, Ltd.	508	67,205
Mundra Port & Special Economic Zone, Ltd.	63,910	195,866
Nagarjuna Construction Co., Ltd.	67,987	166,987
Nagarjuna Fertilizers & Chemicals, Ltd.	88,475	54,280
National Aluminium Co., Ltd.	21,027	181,044
Navneet Publications India, Ltd.	11,667	15,423
NIIT, Ltd.	53,023	62,568
Nirma, Ltd.	5,100	28,153
*NTPC, Ltd.	80,610	331,803
*OMAXE, Ltd.	23,135	67,852
*OnMobile Global, Ltd.	5,727	30,414
Opto Circuits India, Ltd.	21,115	113,279
*Oracle Financial Services Software, Ltd.	5,591	279,373
*Orbit Corp., Ltd.	14,578	19,274
Orient Paper & Industries, Ltd.	45,993	49,157
Oriental Bank of Commerce	18,908	136,676
*Parsvnath Developers, Ltd.	36,062	36,957
Patel Engineering, Ltd.	5,663	28,748
Patni Computer Systems, Ltd.	37,726	385,730
Peninsula Land, Ltd.	20,538	27,184
Petronet LNG, Ltd.	159,932	449,791
Pidilite Industries, Ltd.	54,000	160,258
Power Finance Corp., Ltd.	47,919	257,418
Power Grid Corp. of India, Ltd.	124,470	261,982
Praj Industries, Ltd.	16,862	27,544
Proctor & Gamble Hygiene & Health Care, Ltd.	199	7,202
PTC India, Ltd.	62,542	140,024
Punj Lloyd, Ltd.	38,708	80,011
Punjab National Bank, Ltd.	2,000	48,208
Rajesh Exports, Ltd.	18,046	53,002
Rallis India, Ltd.	1,779	49,729
*Raymond, Ltd.	12,354	85,601
Redington India, Ltd.	54,905	86,748
REI Agro, Ltd.	206,220	121,528
*Reliance Broadcast Network, Ltd.	4,064	6,457
Reliance Capital, Ltd.	32,352	371,863
Reliance Energy, Ltd.	23,001	355,881
Reliance Industries, Ltd.	72,803	1,460,124
*Reliance Industries, Ltd. Sponsored GDR	43,635	1,734,491
*Reliance MediaWorks, Ltd.	4,064	14,622
*Reliance Power, Ltd.	209,614	619,207
Rolta India, Ltd.	38,036	111,880
Ruchi Soya Industries, Ltd.	55,585	130,633
*Rural Electrification Corp., Ltd.	31,334	167,109
*S.Kumars Nationwide, Ltd.	58,494	84,175
*Satyam Computer Services, Ltd.	59,722	78,336

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Sesa Goa, Ltd.	59,959	$428,208
Shiv-Vani Oil & Gas Exploration Services, Ltd.	5,277	33,331
Shopper’s Stop, Ltd.	7,526	57,874
Shree Cement, Ltd.	3,483	128,441
Shree Renuka Sugars, Ltd.	85,118	152,518
Shriram Transport Finance Co., Ltd.	22,434	334,765
Siemens India, Ltd.	7,994	148,831
SKF India, Ltd.	4,768	54,037
Sobha Developers, Ltd.	7,686	43,870
South Indian Bank, Ltd.	301,420	131,615
SREI Infrastructure Finance, Ltd.	21,226	37,177
SRF, Ltd.	13,802	99,938
*State Bank of India	11,706	676,539
*Steel Authority of India, Ltd.	63,170	222,717
Sterling Biotech, Ltd.	30,729	67,693
Sterlite Industries (India), Ltd. ADR	33,941	490,447
Sterlite Industries (India), Ltd. Series A	99,892	359,021
Sterlite Technologies, Ltd.	57,740	68,115
Sun TV Network, Ltd.	8,379	89,727
Sundaram Finance, Ltd.	192	2,133
Supreme Industries, Ltd.	37,557	122,577
*Suzlon Energy, Ltd.	141,693	152,265
Syndicate Bank	74,170	172,692
Tanla Solutions, Ltd.	28,638	11,484
Tata Chemicals, Ltd.	27,796	212,983
*Tata Communications, Ltd. ADR	10,600	107,802
Tata Consultancy Services, Ltd.	49,576	1,251,722
Tata Elxsi, Ltd.	8,349	46,223
Tata Investment Corp., Ltd.	8,434	97,323
Tata Motors, Ltd.	38,661	969,519
Tata Power Co., Ltd.	12,333	334,076
Tata Steel, Ltd.	62,036	864,278
Tata Tea, Ltd.	161,950	351,629
*Tata Teleservices Maharashtra, Ltd.	127,583	48,054
Tech Mahindra, Ltd.	14,152	200,759
*Teledata Marine Solutions, Ltd.	27,764	20,713
*Texmaco Rail & Engineering, Ltd.	8,000	11,727
Texmaco, Ltd.	8,000	7,483
Thermax India, Ltd.	6,251	92,134
Thomas Cook India, Ltd.	30,553	32,484
Titan Industries, Ltd.	3,323	260,313
*Torrent Power, Ltd.	33,009	162,435
Trent, Ltd.	2,640	48,770
*Trent, Ltd. Series A	586	10,211
*Trent, Ltd. Series B	586	8,960
Triveni Engineering & Industries, Ltd.	33,780	67,881
Tube Investments of India	25,855	81,417
*Tulip IT Services, Ltd.	28,255	99,487
TVS Motor Co., Ltd.	40,140	47,769
UCO Bank	83,979	198,550
*Ultratech Cement, Ltd.	4,249	92,562
Union Bank of India	31,491	228,182
Unitech, Ltd.	162,375	171,383
United Phosphorus, Ltd.	80,226	239,165
Usha Martin, Ltd.	58,390	68,787
Varun Shipping Co., Ltd.	22,468	14,038
Videocon Industries, Ltd.	21,683	98,843
Vijaya Bank	73,417	145,317
Voltas, Ltd.	38,760	162,475
WABCO-TVS (India), Ltd.	2,662	54,338
Welspun Corp., Ltd.	26,959	89,355

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Wipro, Ltd.	55,651	$532,824
*Wire & Wireless India, Ltd.	72,667	16,518
*Yes Bank, Ltd.	31,567	181,609
Zee Entertainment Enterprises, Ltd.	147,670	370,855
*Zee Learn, Ltd.	18,459	9,207
Zuari Industries, Ltd.	3,250	41,850

TOTAL INDIA		60,387,804

INDONESIA — (2.7%)
PT Adaro Energy Tbk	1,773,500	445,098
PT AKR Corporindo Tbk	458,500	73,201
PT Aneka Tambang Tbk	1,152,500	279,760
PT Astra Agro Lestari Tbk	102,000	246,610
PT Astra International Tbk	302,000	1,644,375
*PT Bakrie & Brothers Tbk	13,985,000	99,648
PT Bakrie Sumatera Plantations Tbk	2,640,000	100,448
*PT Bakrie Telecom Tbk	4,045,000	99,228
PT Bakrieland Development Tbk	7,173,250	104,006
PT Bank Bukopin Tbk	450,000	29,948
PT Bank Central Asia Tbk	1,530,000	961,057
PT Bank Danamon Indonesia Tbk	1,108,441	732,695
PT Bank Mandiri Tbk	1,051,000	696,891
*PT Bank Pan Indonesia Tbk	4,496,000	538,920
PT Bank Rakyat Indonesia Persero Tbk	1,614,000	870,756
*PT Bank Tabungan Pensiunan Nasional Tbk	95,400	135,512
*PT Barito Pacific Tbk	1,058,500	118,652
*PT Bayan Resources Tbk	42,000	84,806
*PT Berlian Laju Tanker Tbk	3,940,666	155,558
*PT Bhakti Investama Tbk	3,745,200	70,418
*PT Bisi International Tbk	521,500	80,233
PT Bumi Resources Tbk	5,749,000	1,749,673
*PT Central Proteinaprima Tbk	5,740,500	33,626
PT Charoen Pokphand Indonesia Tbk	1,841,015	305,154
*PT Ciputra Development Tbk	1,300,000	44,191
*PT Ciputra Surya Tbk	204,000	12,709
PT Citra Marga Nusaphala Persada Tbk	535,000	71,675
*PT Darma Henwa Tbk	3,026,500	20,663
*PT Delta Dunia Makmur Tbk	740,000	105,644
PT Elnusa Tbk	926,500	30,958
*PT Energi Mega Persada Tbk	5,962,500	71,344
PT Gajah Tunggal Tbk	359,000	91,065
PT Global Mediacom Tbk	1,968,000	157,227
PT Gozco Plantations Tbk	1,330,500	59,987
PT Hexindo Adiperkasa Tbk	113,000	85,957
*PT Holcim Indonesia Tbk	662,000	145,157
*PT Indah Kiat Pulp & Paper Corp. Tbk	1,009,500	177,038
PT Indo Tambangraya Megah Tbk	44,500	229,113
PT Indocement Tunggal Prakarsa Tbk	177,500	267,484
PT Indofood Sukses Makmur Tbk	1,928,000	1,006,193
#PT Indosat Tbk ADR	5,346	145,785
PT International Nickel Indonesia Tbk	741,000	380,384
*PT Intiland Development Tbk	970,000	34,985
PT Japfa Comfeed Indonesia Tbk	107,500	36,148
PT Jasa Marga Tbk	548,000	182,275
*PT Kawasan Industri Jababeka Tbk	4,167,000	48,297
PT Lippo Karawaci Tbk	6,810,937	429,712
PT Matahari Putra Prima Tbk	1,400,000	259,467
PT Mayorah Indah Tbk	128,000	143,578
PT Medco Energi Internasional Tbk	834,500	300,095
*PT Mitra Adiperkasa Tbk	519,000	123,660
*PT Mitra International Resources Tbk	1,680,500	44,888

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
*PT Pakuwon Jati Tbk	825,000	$79,763
*PT Panin Financial Tbk	4,390,000	90,738
*PT Panin Insurance Tbk	1,516,000	80,407
PT Perusahaan Gas Negara Tbk	1,403,500	659,957
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	268,500	353,105
*PT Polychem Indonesia Tbk	720,000	15,652
PT Ramayana Lestari Sentosa Tbk	1,706,000	136,376
PT Sampoerna Agro Tbk	169,000	53,620
PT Semen Gresik Persero Tbk	228,000	196,345
*PT Sentul City Tbk	3,639,500	40,044
PT Sinar Mas Agro Resources & Technology Tbk	36,000	19,876
PT Summarecon Agung Tbk	2,179,332	211,099
*PT Suryainti Permata Tbk	1,280,000	12,591
PT Tambang Batubara Bukit Asam Tbk	104,000	228,226
#PT Telekomunikasi Indonesia Tbk Sponsored ADR	37,266	1,252,883
PT Timah Tbk	820,000	251,844
*PT Truba Alam Manunggal Engineering Tbk	3,328,000	23,061
PT Tunas Ridean Tbk	1,080,000	71,864
PT Unilever Indonesia Tbk	170,500	284,928
PT United Tractors Tbk	216,750	515,296
PT Wijaya Karya Tbk	1,163,500	79,142

TOTAL INDONESIA		19,018,769

ISRAEL — (0.0%)
Delta-Galil Industries, Ltd.	1	5
*Electra Real Estate, Ltd.	1	7
*Formula Systems, Ltd.	1	16
*Formula Vision Technologies, Ltd.	1	—
*Makhteshim-Agan Industries, Ltd.	—	2
*Mivtach Shamir Holdings, Ltd.	1,647	50,124
*Naphtha Israel Petroleum Corp., Ltd.	1	3
Osem Investments, Ltd.	1	14
Super-Sol, Ltd. Series B	—	2

TOTAL ISRAEL		50,173

MALAYSIA — (3.2%)
Aeon Co. Berhad	44,600	91,862
Affin Holdings Berhad	198,500	232,857
*Airasia Berhad	387,300	349,748
Alliance Financial Group Berhad	391,600	407,942
AMMB Holdings Berhad	303,175	658,587
Amway (Malaysia) Holdings Berhad	24,800	66,842
Ann Joo Resources Berhad	63,000	60,269
*Asia Pacific Land Berhad	220,000	30,701
*Axiata Group Berhad	436,950	688,184
Bandar Raya Developments Berhad	100,000	73,094
Batu Kawan Berhad	69,200	370,980
Berjaya Corp. Berhad	634,900	227,206
*Berjaya Retail Berhad	63,490	9,313
Bimb Holdings Berhad	141,200	65,100
Bolton Berhad	168,400	70,006
Boustead Holdings Berhad	175,140	320,620
Chemical Co. of Malaysia Berhad	55,900	32,733
CIMB Group Holdings Berhad	423,000	1,162,133
Digi.Com Berhad	35,600	298,336
DRB-Hicom Berhad	338,900	211,021
ECM Libra Avenue Berhad	284,773	72,911
*EON Capital Berhad	141,200	322,639
Esso Malaysia Berhad	57,700	58,533
*Faber Group Berhad	67,100	45,596
Far East Holdings Berhad	14,000	34,710

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Fraser & Neave Holdings Berhad	31,000	$152,071
Gamuda Berhad	401,600	501,307
Genting Plantations Berhad	65,600	181,581
Globetronics Technology Berhad	103,700	39,044
*Green Packet Berhad	190,900	47,293
GuocoLand (Malaysia) Berhad	50,000	23,795
Hai-O Enterprise Berhad	39,400	34,112
Hap Seng Consolidated Berhad	70,700	150,269
Hap Seng Plantations Holdings Berhad	39,800	41,595
Hock Seng Lee Berhad	86,700	53,187
Hong Leong Bank Berhad	84,700	256,120
Hong Leong Financial Group Berhad	65,900	189,362
Hong Leong Industries Berhad	54,300	94,607
Hunza Properties Berhad	55,900	31,120
Hwang-DBS (Malaysia) Berhad	30,600	26,019
IGB Corp. Berhad	509,000	353,520
IJM Corp. Berhad	442,610	947,291
IJM Land Berhad	173,900	163,110
IJM Plantations Berhad	65,600	63,872
*Insas Berhad	72,072	12,998
IOI Corp. Berhad	336,505	632,672
*Jaks Resources Berhad	211,500	50,870
K & N Kenanga Holdings Berhad	81,000	20,964
Keck Seng (Malaysia) Berhad	56,200	119,257
KFC Holdings (Malaysia) Berhad	103,200	117,696
Kian Joo Can Factory Berhad	146,500	80,406
Kim Loong Resources Berhad	60,020	46,886
Kinsteel Berhad	220,500	67,596
KLCC Property Holdings Berhad	251,800	279,713
*KNM Group Berhad	381,487	349,983
Kuala Lumpur Kepong Berhad	47,950	335,330
Kulim Malaysia Berhad	54,400	230,994
*Kurnia Asia Berhad	314,800	38,664
Lafarge Malayan Cement Berhad	105,360	270,633
Landmarks Berhad	45,200	23,338
Lingkaran Trans Kota Holdings Berhad	106,800	126,411
Lion Industries Corp. Berhad	141,000	92,544
Malayan Banking Berhad	532,653	1,521,073
Malaysia Airports Holdings Berhad	61,800	123,862
Malaysia Building Society Berhad	167,700	82,485
*Malaysian Airlines System Berhad	201,434	132,750
Malaysian Bulk Carriers Berhad	87,725	78,969
Malaysian Resources Corp. Berhad	486,000	350,990
Media Prima Berhad	153,000	129,303
Mega First Corp. Berhad	46,000	25,861
*MK Land Holdings Berhad	486,100	63,155
MMC Corp. Berhad	276,100	256,362
*MNRB Holdings Berhad	66,900	60,662
Mudajaya Group Berhad	33,200	56,509
*Mulpha International Berhad	888,400	164,236
Naim Holdings Berhad	75,900	87,162
NCB Holdings Berhad	5,000	6,128
Nestle (Malaysia) Berhad	17,000	248,104
NTPM Holdings Berhad	75,000	13,142
Oriental Holdings Berhad	52,800	92,542
OSK Holdings Berhad	190,875	110,301
Panasonic Manufacturing Malaysia Berhad	19,300	115,324
Parkson Holdings Berhad	82,730	153,054
Pelikan International Corp. Berhad	28,500	11,994
PJ Development Holdings Berhad	204,900	55,515
Plus Expressways Berhad	149,600	214,265

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
POS Malaysia Berhad	90,400	$100,683
PPB Group Berhad	98,200	548,995
Proton Holdings Berhad	133,900	185,332
Puncak Niaga Holding Berhad	71,400	59,487
QL Resources Berhad	50,300	93,547
QSR Brands Berhad	28,000	51,254
*Ramunia Holdings Berhad	156,777	32,188
RHB Capital Berhad	95,800	264,931
Salcon Berhad	180,500	39,960
Sarawak Oil Palms Berhad	75,400	90,942
Selangor Dredging Berhad	190,000	50,028
Shangri-La Hotels (Malaysia) Berhad	104,400	90,505
Shell Refining Co. Federation of Malaysia Berhad	68,200	240,583
SHL Consolidated Berhad	98,500	52,198
SP Setia Berhad	164,550	345,232
Star Publications (Malaysia) Berhad	157,600	181,086
Subur Tiasa Holdings Berhad	73,815	53,965
Supermax Corp. Berhad	50,875	73,508
Ta Ann Holdings Berhad	54,576	91,598
TA Enterprise Berhad	440,300	115,378
TA Global Berhad (B3Z17H6)	264,180	38,910
*TA Global Berhad (B4LM6X7)	264,180	31,563
Tan Chong Motor Holdings Berhad	119,300	195,365
TDM Berhad	20,100	20,078
*Tebrau Teguh Berhad	244,800	65,526
Telekom Malaysia Berhad	157,900	191,939
Tenaga Nasional Berhad	266,000	536,278
*Time Dotcom Berhad	458,200	110,494
Top Glove Corp. Berhad	74,800	122,178
Uchi Technologies Berhad	54,000	23,160
*UEM Land Holdings Berhad	107,264	95,121
UMW Holdings Berhad	129,200	303,941
Unico-Desa Plantations Berhad	285,440	103,811
Unisem (Malaysia) Berhad	154,830	108,095
United Malacca Rubber Estates Berhad	37,800	86,321
United Plantations Berhad	37,900	205,743
VS Industry Berhad	60,945	38,171
Wah Seong Corp. Berhad	163,602	123,406
WTK Holdings Berhad	155,500	65,412
YTL Corp. Berhad	256,438	680,023
YTL e-Solutions Berhad	60,500	23,342
YTL Power International Berhad	305,973	235,050
Yu Neh Huat Berhad	120,299	70,936
*Zelan Berhad	190,800	35,775

TOTAL MALAYSIA		22,633,939

MEXICO — (4.7%)
#Alfa S.A.B. de C.V. Series A	133,800	1,457,561
Alsea de Mexico S.A.B. de C.V.	148,200	167,979
America Movil S.A.B. de C.V. Series L ADR	102,019	5,814,063
#*Axtel S.A.B. de C.V.	151,560	87,955
#Bolsa Mexicana de Valores S.A. de C.V.	35,900	75,257
#*Carso Infraestructura y Construccion S.A.B. de C.V.	231,490	149,798
*Cemex S.A.B. de C.V. Sponsored ADR	211,510	2,003,000
#*Cia Minera Autlan S.A.B. de C.V.	21,700	61,016
Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	6,300	498,834
*Compartamos S.A.B. de C.V.	244,400	493,595
#Consorcio ARA S.A.B. de C.V.	329,200	208,141
#*Corporacion GEO S.A.B. de C.V. Series B	216,100	739,810
Corporacion Moctezuma S.A.B. de C.V.	129,800	307,086
#*Desarrolladora Homex S.A.B. de C.V.	107,500	546,760

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MEXICO — (Continued)
Embotelladora Arca S.A.B. de C.V.	232,406	$1,241,440
*Empresas ICA S.A.B. de C.V. Sponsored ADR	60,900	617,526
#*Gruma S.A.B. de C.V. Series B	41,200	89,661
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	49,000	93,185
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	25,400	994,410
Grupo Aeroportuario del Sureste S.A.B. de C.V.	82,700	431,600
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	4,000	209,120
Grupo Carso S.A.B. de C.V. Series A-1	125,400	359,113
Grupo Continental S.A.B. de C.V.	125,846	433,007
Grupo Elektra S.A. de C.V.	7,429	310,033
#*Grupo Famsa S.A.B. de C.V.	62,121	111,122
#Grupo Financiero Banorte S.A.B. de C.V.	473,333	2,106,997
Grupo Financiero Inbursa S.A.B. de C.V. Series O	94,876	414,511
#Grupo Industrial Bimbo S.A.B. de C.V. Series A	88,761	753,931
Grupo Mexico S.A.B. de C.V. Series B	594,999	2,336,147
*Grupo Simec S.A. de C.V.	56,100	154,228
*Grupo Televisa S.A. de C.V. Sponsored ADR	81,300	1,956,078
#*Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.	245,400	349,965
*Industrias CH S.A.B. de C.V. Series B	115,200	451,076
Industrias Penoles S.A.B. de C.V.	14,960	498,214
*Inmuebles Carso S.A.B. de C.V.	125,400	133,349
#Kimberly Clark de Mexico S.A.B. de C.V. Series A	118,900	657,278
*Megacable Holdings S.A.B. de C.V.	14,300	34,786
Mexichem S.A.B. de C.V.	195,801	700,338
#*Minera Frisco S.A.B. de C.V.	125,400	538,049
#Organizacion Soriana S.A.B. de C.V. Series B	277,000	874,316
*Promotora y Operadora de Infraestructura S.A. de C.V.	86,500	297,698
#Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	27,900	482,949
#TV Azteca S.A.B. de C.V.	422,969	280,329
*Urbi Desarrollos Urbanos S.A.B. de C.V.	129,800	314,148
#Wal-Mart de Mexico S.A.B. de C.V. Series V	613,260	1,705,663

TOTAL MEXICO		32,541,122

PERU — (0.2%)
Cia de Minas Buenaventura S.A. ADR	22,900	938,900
*Credicorp, Ltd.	5,317	554,350

TOTAL PERU		1,493,250

PHILIPPINES — (0.9%)
Aboitiz Equity Ventures, Inc.	664,000	552,579
Aboitiz Power Corp.	359,600	226,392
Ayala Corp. Series A	45,266	348,132
Ayala Land, Inc.	575,660	192,102
Banco de Oro Unibank, Inc.	180,900	208,002
Bank of the Philippine Islands	236,442	275,421
*Belle Corp.	747,000	96,708
China Banking Corp.	17,218	167,219
DMCI Holdings, Inc.	350,000	268,380
Energy Development Corp.	1,872,500	245,629
Filinvest Land, Inc.	5,730,000	140,300
First Philippines Holdings Corp.	144,500	202,808
Globe Telecom, Inc.	3,880	67,677
International Container Terminal Services, Inc.	180,000	173,203
Jollibee Foods Corp.	111,400	189,259
*Lopez Holdings Corp.	1,156,200	127,999
Macroasia Corp.	379,000	27,740
Manila Water Co, Inc.	259,900	106,860
Megaworld Corp.	6,359,000	303,338
Metro Bank & Trust Co.	239,705	352,142
#Philippine Long Distance Telephone Co. Sponsored ADR	5,300	295,210
*Philippine National Bank	136,100	152,563

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
PHILIPPINES — (Continued)
Philippine Stock Exchange, Inc.	5,600	$45,576
Rizal Commercial Banking Corp.	205,000	128,574
Robinson’s Land Corp. Series B	496,000	158,086
Security Bank Corp.	48,400	93,716
Semirara Mining Corp.	42,050	189,239
SM Development Corp.	944,640	168,843
*SM Investments Corp.	20,720	220,263
Union Bank of Philippines	56,000	74,763
Universal Robina Corp.	354,100	279,743
Vista Land & Lifescapes, Inc.	1,700,000	104,850

TOTAL PHILIPPINES		6,183,316

POLAND — (1.6%)
Agora SA	24,788	207,226
Asseco Poland SA	31,562	581,997
Bank Handlowy w Warszawie SA	4,464	148,176
*Bank Millennium SA	132,225	229,597
Bank Pekao SA	13,728	817,556
*Bank Przemyslowo Handlowy BPH SA	3,521	86,628
Bank Zackodni WBK SA	3,399	258,798
*Barlinek SA	27,167	38,125
*Boryszew SA	193,635	134,081
*BRE Bank SA	1,350	142,900
Budimex SA	3,716	128,020
*Cersanit-Krasnystaw SA	27,669	107,959
*Ciech SA	7,730	64,647
Debica SA	3,243	70,010
Dom Development SA	500	8,198
*Echo Investment SA	126,475	195,077
Elektrobudowa SA	467	26,225
Emperia Holding SA	2,471	92,230
Eurocash SA	17,031	188,103
Fabryki Mebli Forte SA	3,346	14,448
*Getin Holdings SA	67,443	292,868
Grupa Kety SA	4,554	201,099
*Grupa Lotos SA	25,338	363,651
*Hydrobudowa Polska SA	24,000	21,740
*Inter Cars SA	1,986	49,745
KGHM Polska Miedz SA	17,153	1,003,926
*Kredyt Bank SA	19,668	104,901
LPP SA	181	127,645
*MNI SA	38,209	45,870
*Mondi Packaging Paper Swiecie SA	3,588	97,665
*Mostostal Siedlce SA	153,762	206,400
Mostostal Warszawa SA	469	8,145
*Mostostal Zabrze Holding SA	37,011	35,189
*Multimedia Polska SA	23,093	76,541
*Netia Holdings SA	63,443	116,534
NG2 SA	4,189	93,489
*Noble Bank SA	23,610	49,429
*Orbis SA	13,029	164,016
PBG SA	1,937	137,692
*Pekaes SA	6,215	19,440
Polnord SA	4,198	46,438
*Polski Koncern Naftowy Orlen SA	109,418	1,816,722
Polskie Gornictwo Naftowe I Gazownictwo SA	167,247	211,689
Powszechna Kasa Oszczednosci Bank Polski SA	63,680	912,543
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	19,367	131,013
Raciborska Fabryka Kotlow SA	19,468	78,655
*Stalexport SA	75,249	35,633
Stalprodukt SA	606	64,933

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
POLAND — (Continued)
*Synthos SA	245,656	$339,033
Telekomunikacja Polska SA	96,821	566,711
*Trakcja Polska SA	39,687	51,400
TVN SA	32,365	187,624
Zaklady Azotowe Pulawy SA	4,200	162,504
Zelmer SA	2,897	40,238

TOTAL POLAND		11,401,122

RUSSIA — (4.7%)
*Evraz Group SA GDR	31,168	1,235,439
*Federal Hydrogenerating Co. ADR	229,700	1,140,606
Gazprom OAO Sponsored ADR	479,016	12,685,709
Gazpromneft JSC Sponsored ADR	9,323	205,491
*Globaltrans Investment P.L.C. Sponsored GDR	10,762	178,195
*Integra Group Holdings GDR	34,189	127,825
Lukoil OAO Sponsored ADR	92,719	5,681,659
Magnitogorsk Iron & Steel Works Sponsored GDR	26,361	385,821
MMC Norilsk Nickel JSC ADR	91,231	2,313,247
Novolipetsk Steel OJSC GDR	12,974	553,844
Novorossiysk Sea Trade Port GDR	11,320	118,416
*PIK Group GDR	17,783	74,490
*Polymetal JSC GDR	15,014	248,316
Rosneft Oil Co. GDR	182,448	1,560,781
Severstal OAO GDR	44,872	811,619
Surgutneftegas Sponsonsored ADR	136,237	1,516,090
Tatneft Sponsored ADR	32,047	1,140,528
*TMK OAO GDR	15,062	303,050
Uralkali Sponsored GDR	22,961	869,605
VimpelCom, Ltd. Sponsored ADR	27,800	384,752
VTB Bank OJSC GDR	74,722	534,593
*X5 Retail Group NV GDR	10,311	437,973

TOTAL RUSSIA		32,508,049

SOUTH AFRICA — (7.9%)
ABSA Group, Ltd.	73,891	1,370,095
Adcorp Holdings, Ltd.	16,639	63,300
Advtech, Ltd.	150,000	119,161
Aeci, Ltd.	45,611	503,251
Afgri, Ltd.	152,891	150,681
African Bank Investments, Ltd.	243,338	1,237,541
African Oxygen, Ltd.	61,661	175,491
African Rainbow Minerals, Ltd.	28,516	835,677
Allied Electronics Corp., Ltd.	25,999	99,384
Allied Technologies, Ltd.	18,358	163,606
*Anglo American Platinum Corp., Ltd.	6,426	633,083
AngloGold Ashanti, Ltd. Sponsored ADR	29,000	1,248,160
ArcelorMittal South Africa, Ltd.	44,676	510,470
*Argent Industrial, Ltd.	36,904	47,562
Astral Foods, Ltd.	17,754	314,128
Aveng, Ltd.	191,613	1,014,257
AVI, Ltd.	120,453	489,024
Avusa, Ltd.	47,345	147,464
Barloworld, Ltd.	119,669	1,147,424
Bidvest Group, Ltd.	58,138	1,236,976
Blue Label Telecoms, Ltd.	167,586	148,192
#Capitec Bank Holdings, Ltd.	15,537	331,801
Cashbuild, Ltd.	9,997	126,312
Caxton & CTP Publishers & Printers, Ltd.	71,319	149,123
City Lodge Hotels, Ltd.	8,003	78,970
Clicks Group, Ltd.	102,871	577,192
Coronation Fund Managers, Ltd.	9,497	23,076

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Data Tec, Ltd.	89,168	$436,040
Discovery Holdings, Ltd.	68,365	358,393
*Distribution & Warehousing Network, Ltd.	50,931	59,855
Durban Roodeport Deep, Ltd.	173,190	78,959
*Eqstra Holdings, Ltd.	87,411	82,105
*Evraz Highveld Steel & Vanadium, Ltd.	5,882	72,245
Exxaro Resources, Ltd.	24,666	493,299
FirstRand, Ltd.	422,218	1,147,174
Foschini Group, Ltd. (The)	64,594	722,378
Freeworld Coatings, Ltd.	86,675	137,520
Gijima Group, Ltd.	346,708	35,141
Gold Fields, Ltd. Sponsored ADR	144,700	2,296,389
Grindrod, Ltd.	147,335	332,869
Group Five, Ltd.	46,398	206,950
Harmony Gold Mining Co., Ltd.	125,451	1,352,938
Hudaco Industries, Ltd.	16,723	197,748
*Hulamin, Ltd.	41,925	49,615
Iliad Africa, Ltd.	37,928	41,061
Illovo Sugar, Ltd.	89,335	330,586
Impala Platinum Holdings, Ltd.	60,253	1,715,430
Imperial Holdings, Ltd.	59,293	911,073
Investec, Ltd.	79,651	598,316
JD Group, Ltd.	59,605	435,889
JSE, Ltd.	37,643	419,167
Kumba Iron Ore, Ltd.	7,120	447,228
Lewis Group, Ltd.	44,113	442,327
Liberty Holdings, Ltd.	38,322	384,131
Life Healthcare Group Holdings, Ltd.	24,645	50,403
Massmart Holdings, Ltd.	42,056	839,754
Merafe Resources, Ltd.	483,462	101,435
Metair Investments, Ltd.	57,601	99,909
*Metorex, Ltd.	140,739	107,790
*MMI Holdings, Ltd.	363,086	826,900
Mondi, Ltd.	62,124	490,834
Mr. Price Group, Ltd.	61,558	487,638
Murray & Roberts Holdings, Ltd.	101,170	443,649
*Mvelaphanda Group, Ltd.	73,670	32,578
*Mvelaserve, Ltd.	18,443	32,578
Nampak, Ltd.	228,983	730,199
Naspers, Ltd. Series N	33,790	1,761,490
Nedbank Group, Ltd.	65,401	1,159,543
#Northam Platinum, Ltd.	49,376	292,835
Oceana Group, Ltd.	19,344	99,198
*Omnia Holdings, Ltd.	15,703	161,280
Palabora Mining Co., Ltd.	9,070	157,223
Pick’n Pay Stores, Ltd.	42,450	258,044
Pretoria Portland Cement Co., Ltd.	106,333	461,285
PSG Group, Ltd.	62,177	331,110
Raubex Group, Ltd.	33,965	104,700
Reunert, Ltd.	60,618	540,274
Sanlam, Ltd.	614,168	2,325,088
Santam, Ltd.	16,410	285,743
*Sappi, Ltd. Sponsored ADR	214,486	1,098,168
Sasol, Ltd. Sponsored ADR	98,800	4,824,404
#*Sentula Mining, Ltd.	109,719	40,723
Shoprite Holdings, Ltd.	64,865	806,274
*Simmer & Jack Mines, Ltd.	286,827	37,175
Spar Group, Ltd. (The)	51,585	652,512
Spur Corp., Ltd.	30,509	59,329
Standard Bank Group, Ltd.	217,925	3,194,500
Steinhoff International Holdings, Ltd.	509,275	1,653,734

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
*Super Group, Ltd.	142,040	$14,880
Telkom South Africa, Ltd.	62,209	304,635
Telkom South Africa, Ltd. Sponsored ADR	2,000	39,400
Tiger Brands, Ltd.	22,957	593,924
Tongaat-Hulett, Ltd.	30,548	449,618
Trencor, Ltd.	49,091	245,410
Truworths International, Ltd.	95,666	846,358
Vodacom Group, Ltd.	31,723	309,148
Wilson Bayly Holme-Ovcon, Ltd.	14,933	254,380
Woolworths Holdings, Ltd.	152,893	500,759

TOTAL SOUTH AFRICA		54,833,038

SOUTH KOREA — (13.3%)
*Aekyung Petrochemical Co., Ltd.	520	17,114
*Amorepacific Corp.	330	320,442
*Asia Cement Manufacturing Co., Ltd.	520	21,086
*Asiana Airlines, Inc.	36,370	367,268
*AUK Corp.	2,490	10,865
*Basic House Co., Ltd. (The)	2,980	51,129
*Bing Grae Co., Ltd.	1,910	93,944
Busan Bank	46,300	560,434
*Capro Corp.	5,900	133,229
Cheil Industrial, Inc.	10,480	1,125,337
Cheil Worldwide, Inc.	20,750	263,253
#*Chin Hung International, Inc.	59,486	24,229
*Chosun Refractories Co., Ltd.	920	48,728
CJ CGV Co., Ltd.	3,000	68,857
CJ Cheiljedang Corp.	2,154	370,710
*Crown Confectionery Co., Ltd.	160	18,044
*Dae Han Flour Mills Co., Ltd.	130	19,725
#*Dae Won Kang Up Co., Ltd.	6,670	27,252
*Daeduck Electronics Co., Ltd.	22,540	158,222
*Daeduck Industries Co., Ltd.	3,880	29,272
*Daegu Bank, Ltd.	43,400	601,871
#*Daehan Steel Co., Ltd.	5,400	51,606
Daehan Synthetic Fiber Co., Ltd.	370	30,318
Daekyo Co., Ltd.	20,000	108,678
#*Daelim Industrial Co., Ltd.	8,280	922,040
*Daesang Corp.	5,000	32,965
*Daesung Group Partners Co., Ltd.	265	21,040
*Daesung Holdings Co., Ltd.	380	5,100
*Daesung Industrial Co., Ltd.	754	28,993
#*Daewoo Engineering & Construction Co., Ltd.	32,270	398,054
Daewoo Securities Co., Ltd.	29,020	682,076
#*Daewoo Shipbuilding & Marine Engineering Co., Ltd.	18,301	669,143
Daishin Securities Co., Ltd.	17,950	257,274
#*Daou Technology, Inc.	12,970	108,400
*Dong Yang Gang Chul Co., Ltd.	8,580	41,352
*Dongaone Co., Ltd.	9,150	31,793
*Dongbu HiTek Co., Ltd.	4,250	42,135
*Dongbu Insurance Co., Ltd.	6,950	282,226
Dongbu Securities Co., Ltd.	3,850	25,829
#*Dongbu Steel Co., Ltd.	12,704	111,757
*Dongil Industries Co., Ltd.	447	30,150
#Dongkuk Steel Mill Co., Ltd.	10,380	333,305
*Dongwon Industries Co., Ltd.	765	104,816
#*Dongwon Systems Corp.	26,530	36,837
#Dongyang Mechatronics Corp.	6,860	81,419
Doosan Construction & Engineering Co., Ltd.	10,740	58,729
Doosan Corp.	1,970	294,407
Doosan Heavy Industries & Construction Co., Ltd.	3,439	242,302

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Doosan Infracore Co., Ltd.	8,560	$229,150
#*DuzonBIzon Co., Ltd.	2,100	25,755
E1 Corp.	800	36,965
*Eugene Investment & Securities Co., Ltd.	139,209	93,391
#*Foosung Co., Ltd.	13,020	53,384
*Fursys, Inc.	2,677	60,892
*GIIR, Inc.	5,760	53,499
#*Global & Yuasa Battery Co., Ltd.	1,980	63,695
*Glovis Co., Ltd.	1,570	218,934
*GS Engineering & Construction Corp.	7,814	830,285
*GS Holdings Corp.	14,860	1,107,882
Gwangju Shinsegae Co., Ltd.	470	76,164
*Halla Climate Control Corp.	17,010	269,449
*Halla Engineering & Construction Corp.	1,720	33,088
*Han Kuk Carbon Co., Ltd.	5,120	24,467
Han Yang Securities Co., Ltd.	7,790	64,110
Hana Financial Group, Inc.	50,940	2,024,634
*Handsome Corp.	3,700	63,114
*Hanil Cement Manufacturing Co., Ltd.	2,035	102,228
*Hanil E-Wha Co., Ltd.	3,540	19,740
*Hanjin Heavy Industries & Construction Co., Ltd.	10,849	372,376
*Hanjin Heavy Industries & Construction Holdings Co., Ltd.	3,934	52,105
Hanjin Shipping Co., Ltd.	16,097	532,994
Hanjin Shipping Holdings Co., Ltd.	3,216	47,325
*Hanjin Transportation Co., Ltd.	2,460	73,347
Hankook Shell Oil Co., Ltd.	300	59,385
#Hankook Tire Manufacturing Co., Ltd.	22,380	553,785
*Hankuk Glass Industries, Inc.	2,160	57,797
*Hankuk Paper Manufacturing Co., Ltd.	2,170	49,493
*Hansol Chemical Co., Ltd.	1,040	15,354
*Hansol LCD, Inc.	2,627	138,377
*Hansol Paper Co., Ltd.	11,660	99,993
*Hanssem Co., Ltd.	1,090	14,019
*Hanwha Chemical Corp.	27,382	991,357
*Hanwha Corp.	9,764	499,117
*Hanwha General Insurance Co., Ltd.	5,540	47,431
Hanwha Securities Co., Ltd.	14,394	111,513
*HMC Investment Securities Co., Ltd.	6,493	148,297
*Honam Petrochemical Corp.	3,490	1,130,085
#Hotel Shilla Co., Ltd.	11,370	288,494
Huchems Fine Chemical Corp.	6,404	111,684
*Hwashin Co., Ltd.	4,660	54,327
*Hynix Semiconductor, Inc.	56,820	1,507,193
*Hyosung T & C Co., Ltd.	5,590	459,479
*Hyundai Department Store Co., Ltd.	3,632	425,429
*Hyundai Development Co.	18,952	633,166
*Hyundai Elevator Co., Ltd.	1,367	129,728
*Hyundai Engineering & Construction Co., Ltd.	6,570	510,647
*Hyundai Greenfood Co., Ltd.	14,800	138,297
Hyundai Heavy Industries Co., Ltd.	4,164	1,807,100
*Hyundai Hysco	17,350	406,848
Hyundai Marine & Fire Insurance Co., Ltd.	16,360	429,372
*Hyundai Merchant Marine Co., Ltd.	8,102	243,453
Hyundai Mipo Dockyard Co., Ltd.	2,431	447,304
*Hyundai Mobis	5,512	1,274,001
Hyundai Securities Co.	39,792	505,870
*Hyundai Steel Co.	11,315	1,408,477
*Iljin Display Co., Ltd.	4,790	48,057
*Iljin Electric Co., Ltd.	3,010	26,775
Ilshin Spinning Co., Ltd.	221	19,839
*Industrial Bank of Korea, Ltd.	37,810	574,543

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*ISU Chemical Co., Ltd.	1,400	$26,819
*IsuPetasys Co., Ltd.	10,870	37,106
*Jahwa Electronics Co., Ltd.	3,390	16,157
*Jeonbuk Bank, Ltd.	10,928	65,484
#*K.C. Tech Co., Ltd.	7,549	46,561
*KB Financial Group, Inc. ADR	46,045	2,397,563
KCC Corp.	1,348	410,958
*Keangnam Enterprises, Ltd.	8	76
*KISCO Corp.	1,688	53,375
*KISWIRE, Ltd.	3,729	121,172
*KIWOOM Securities Co., Ltd.	1,578	87,184
*Kolon Corp.	1,596	43,550
*Kolon Engineering & Construction Co., Ltd.	9,350	40,520
*Kolon Industries, Inc.	5,176	322,150
#*Korea Electric Power Corp. Sponsored ADR	50,700	645,411
Korea Electric Terminal Co., Ltd.	2,730	47,466
Korea Exchange Bank	61,130	574,032
#*Korea Express Co., Ltd.	2,399	237,249
*Korea Gas Corp.	4,462	166,859
Korea Investment Holdings Co., Ltd.	12,700	574,010
*Korea Iron & Steel Co., Ltd.	511	20,532
Korea Kolmar Co., Ltd.	1,480	9,578
*Korea Komho Petrochemical Co., Ltd.	5,710	740,959
#*Korea Line Corp.	3,340	75,063
*Korea Petrochemical Industrial Co., Ltd.	381	38,625
Korea Reinsurance Co., Ltd.	15,814	172,711
*Korea Zinc Co., Ltd.	2,176	579,691
Korean Air Co., Ltd.	9,290	603,836
#*KP Chemical Corp.	16,510	422,489
KPX Chemical Co., Ltd.	1,152	58,462
*KPX Fine Chemical Co., Ltd.	477	20,748
*KT Corp. Sponsored ADR	28,700	564,816
*KTB Securities Co., Ltd.	18,570	82,491
*Kukdo Chemical Co., Ltd.	259	13,192
#*Kumho Electric Co., Ltd.	1,780	61,297
*Kumho Industrial Co., Ltd.	2,202	33,195
#*Kumho Tire Co., Inc.	4,729	60,695
#*Kyeryong Construction Industrial Co., Ltd.	3,560	56,666
Kyobo Securities Co., Ltd.	7,700	58,651
LG Chemical, Ltd.	5,024	1,890,545
*LG Corp.	13,287	1,011,765
*LG Display Co., Ltd.	4,300	146,226
*LG Display Co., Ltd. ADR	59,172	1,002,965
*LG Fashion Corp.	4,794	136,680
#LG Hausys, Ltd.	1,473	107,693
LG Household & Healthcare Co., Ltd.	1,300	472,798
#LG Innotek Co., Ltd.	2,327	292,665
LG International Corp.	11,185	386,605
*LG Uplus Corp.	65,980	385,752
LIG Insurance Co., Ltd.	11,600	278,431
*Lotte Chilsung Beverage Co., Ltd.	219	173,245
*Lotte Confectionary Co., Ltd.	220	277,961
*Lotte Midopa Co., Ltd.	5,700	84,909
*Lotte Non-Life Insurance Co., Ltd.	1,560	10,555
*Lotte Sam Kang Co., Ltd.	320	73,730
Lotte Shopping Co., Ltd.	2,446	990,323
*LS Corp.	3,950	362,340
Macquarie Korea Infrastructure Fund	48,382	207,201
Meritz Fire Marine Insurance Co., Ltd.	26,062	242,558
*Meritz Securities Co., Ltd.	80,365	75,477
Mirae Asset Securities Co., Ltd.	6,805	305,484

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Motonic Corp.	6,450	$44,439
#*Namhae Chemical Corp.	4,470	68,228
*Namkwang Engineering & Construction Co., Ltd.	5,304	15,429
*Namyang Dairy Products Co., Ltd.	100	68,817
*NCsoft Corp.	2,380	410,318
*Nexen Corp.	362	19,762
#Nexen Tire Corp.	9,830	100,282
NH Investment & Securities Co., Ltd.	6,562	57,736
*NHN Corp.	3,748	668,498
#*NK Co., Ltd.	4,070	45,332
Nong Shim Co., Ltd.	600	109,305
*Nong Shim Holdings Co., Ltd.	590	28,874
*OCI Co., Ltd.	1,918	650,406
*ON*Media Corp.	15,590	70,959
*ORION Corp.	740	276,802
Ottogi Corp.	710	81,723
*Pacific Corp.	1,271	213,295
*Poongsan Corp.	5,600	221,778
*Poongsan Holdings Corp.	480	16,451
POSCO ADR	37,886	3,869,676
*Pulmuone Co., Ltd.	584	19,186
*Pusan City Gas Co., Ltd.	3,630	64,718
*RNL BIO Co., Ltd.	11,810	24,615
#*S&T Corp.	730	12,133
*S&T Daewoo Co., Ltd.	2,530	74,862
S1 Corp.	3,680	177,147
#*Saehan Industries, Inc.	93,300	95,858
*Sajo Industries Co., Ltd.	1,230	62,603
#*Samchully Co., Ltd.	740	70,367
Samick THK Co., Ltd.	3,270	19,294
Samsung Card Co., Ltd.	8,241	407,615
Samsung Corp.	26,077	1,667,252
#Samsung Electro-Mechanics Co., Ltd.	8,114	943,542
#Samsung Electronics Co., Ltd.	15,522	13,628,100
Samsung Engineering Co., Ltd.	3,359	593,180
Samsung Fine Chemicals Co., Ltd.	4,360	318,575
Samsung Fire & Marine Insurance, Ltd.	4,863	1,005,879
Samsung Heavy Industries Co., Ltd.	10,130	386,910
#Samsung SDI Co., Ltd.	8,308	1,158,666
Samsung Securities Co., Ltd.	11,759	929,983
Samsung Techwin Co., Ltd.	3,974	333,531
*Samyang Corp.	1,489	85,080
*Samyang Foods Co., Ltd.	1,860	30,117
*Samyang Genex Co., Ltd.	990	49,003
*Samyoung Electronics Co., Ltd.	5,990	60,073
*SBS Media Holdings Co., Ltd.	1,190	2,584
*Seah Besteel Corp.	2,920	112,726
*SeAH Holdings Corp.	520	63,783
*SeAH Steel Corp.	1,344	80,276
*Sebang Co., Ltd.	6,220	94,367
*Sejong Industrial Co., Ltd.	4,220	48,768
*Seoul City Gas Co., Ltd.	380	17,507
#*Sewon Cellontech Co., Ltd.	12,290	47,293
Shin Young Securities Co., Ltd.	800	26,497
*Shinhan Financial Group Co., Ltd.	7,190	319,165
*Shinhan Financial Group Co., Ltd. ADR	25,544	2,278,780
Shinsegae Co., Ltd.	1,846	948,860
#*Shinsung Holdings Co., Ltd.	12,100	94,843
Silla Trading Co., Ltd.	5,145	62,922
*Sindo Ricoh Co., Ltd.	1,470	70,418
SK Chemicals Co., Ltd.	5,390	287,849

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
SK Co., Ltd.	8,406	$1,248,314
SK Gas Co., Ltd.	1,750	62,046
SK Innovation Co., Ltd.	8,400	1,540,629
SK Networks Co., Ltd.	22,560	249,507
#SK Telecom Co., Ltd. ADR	32,400	560,520
*SKC Co., Ltd.	7,170	282,554
#SL Corp.	3,100	52,230
S-Oil Corp.	7,519	749,132
#*Songwon Industrial Co., Ltd.	3,690	54,069
*Ssangyong Cement Industrial Co., Ltd.	8,810	55,423
#*STX Corp.	5,513	165,038
*STX Engine Co., Ltd.	3,985	124,352
#*STX Offshore & Shipbuilding Co., Ltd.	11,837	343,916
#*STX Pan Ocean Co., Ltd.	30,830	299,699
Sunkyong Securities Co., Ltd.	56,790	109,694
Tae Kwang Industrial Co., Ltd.	100	123,428
*Taeyoung Engineering & Construction	15,600	71,169
#*Tai Han Electric Wire Co., Ltd.	27,183	174,886
*Teems, Inc.	232	18,125
*Tong Yang Major Corp.	17,332	38,565
Tong Yang Securities, Inc.	24,320	196,443
*Unid Co., Ltd.	350	18,602
*Woongjin Coway Co., Ltd.	6,580	205,038
#*Woongjin Holdings Co., Ltd.	11,387	107,301
*Woongjin Thinkbig Co., Ltd.	2,842	45,890
*Woori Finance Holdings Co., Ltd.	49,620	631,959
#*Woori Finance Holdings Co., Ltd. ADR	5,100	197,370
*Woori Financial Co., Ltd.	5,630	77,955
Woori Investment & Securities Co., Ltd.	25,210	487,747
*Youlchon Chemical Co., Ltd.	9,410	69,406
*Young Poong Corp.	311	226,734
#*Youngone Corp.	10,664	119,467
*Youngone Holdings Co., Ltd.	2,666	85,025

TOTAL SOUTH KOREA		92,367,391

TAIWAN — (13.5%)
*A.G.V. Products Corp.	219,319	102,546
Ability Enterprise Co., Ltd.	103,892	177,477
Acbel Polytech, Inc.	137,685	110,464
Accton Technology Corp.	136,000	98,062
Acer, Inc.	251,270	682,668
Adlink Technology, Inc.	18,000	30,410
Advanced Semiconductor Engineering, Inc.	163,188	202,583
#Advanced Semiconductor Engineering, Inc. ADR	140,707	861,127
Advantech Co., Ltd.	32,132	99,005
ALI Corp.	41,000	61,873
Alpha Networks, Inc.	62,000	55,253
Altek Corp.	82,710	124,935
Ambassador Hotel (The)	78,000	123,764
Amtran Technology Co., Ltd.	241,204	225,597
*APCB, Inc.	18,000	17,636
Apex Biotechnology Corp.	14,000	32,011
*Arima Communications Corp.	80,000	53,485
Asia Cement Corp.	413,844	455,120
Asia Chemical Corp.	138,000	94,080
*Asia Optical Co, Inc.	39,000	80,003
Asia Polymer Corp.	134,400	230,039
Asia Vital Components Co., Ltd.	120,440	137,773
ASROCK, Inc.	8,000	28,544
Asustek Computer, Inc.	86,210	773,283
Aten International Co., Ltd.	36,380	68,326

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*AU Optronics Corp. Sponsored ADR	116,842	$1,121,683
Aurora Corp.	61,693	105,365
Aurora Systems Corp.	22,000	24,645
*AV Tech Corp.	10,000	30,900
Avermedia Technologies, Inc.	69,690	93,748
Avision, Inc.	71,693	50,777
*Bank of Kaohsiung	165,360	87,044
*Basso Industry Corp., Ltd.	63,000	56,034
Bes Engineering Corp.	588,000	210,943
Bright Led Electronics Corp.	17,100	21,368
Cameo Communications, Inc.	53,000	26,780
Capital Securities Corp.	282,080	151,236
*Carnival Industrial Corp.	194,000	73,350
Catcher Technology Co., Ltd.	125,509	517,603
Cathay Financial Holdings Co., Ltd.	605,372	1,119,167
Cathay Real Estate Development Co., Ltd.	246,000	143,805
Champion Building Materials Co., Ltd.	39,000	31,597
Chang Hwa Commercial Bank	749,000	635,043
Cheng Loong Corp.	224,000	110,721
Cheng Shin Rubber Industry Co., Ltd.	147,197	324,703
Cheng Uei Precision Industry Co., Ltd.	104,072	230,786
Chenming Mold Industrial Corp.	9,000	11,097
Chia Hsin Cement Corp.	164,964	94,976
Chicony Electronics Co., Ltd.	78,605	171,105
Chien Kuo Construction Co., Ltd.	15,000	8,582
Chilisin Electronics Corp.	33,000	32,792
*Chimei Innolux Corp.	944,232	1,186,464
*China Airlines, Ltd.	444,951	340,075
China Development Financial Holding Corp.	2,354,255	1,077,451
*China Ecotek Corp.	13,000	22,075
China Electric Manufacturing Co., Ltd.	144,000	117,747
China Glaze Co., Ltd.	9,866	8,243
China Hi-Ment Corp.	45,618	58,795
China Life Insurance Co., Ltd.	377,842	394,388
*China Man-Made Fiber Co., Ltd.	359,000	195,662
China Metal Products Co., Ltd.	42,957	47,552
China Motor Co., Ltd.	208,035	196,492
*China Petrochemical Development Corp.	464,280	525,316
China Steel Chemical Corp.	39,227	164,079
China Steel Corp.	1,462,976	1,697,345
China Synthetic Rubber Corp.	132,735	136,067
Chinatrust Financial Holdings Co., Ltd.	2,004,767	1,701,668
Chin-Poon Industrial Co., Ltd.	113,113	98,559
Chong Hong Construction Co.	20,280	54,863
*Chroma Ate, Inc.	86,987	268,198
Chun Yuan Steel Industrial Co., Ltd.	213,034	113,016
Chung Hsin Electric & Machinery Co., Ltd.	127,000	78,202
*Chung Hung Steel Corp.	273,278	165,470
*Chung Hwa Pulp Corp.	159,000	83,897
Chunghwa Telecom Co., Ltd.	108,800	332,818
#Chunghwa Telecom Co., Ltd. ADR	26,351	787,110
*Chungwa Picture Tubes Co., Ltd.	906,792	137,977
Clevo Co., Ltd.	65,735	143,933
*CMC Magnetics Corp.	905,000	247,337
Collins Co., Ltd.	46,200	22,157
*Compal Communications, Inc.	94,000	100,555
Compal Electronics, Inc.	1,005,086	1,326,145
*Compeq Manufacturing Co., Ltd.	397,000	250,410
*Continental Holdings Corp.	139,000	62,670
Coxon Precise Industrial Co., Ltd.	16,000	33,361
CSBC Corp. Taiwan	37,000	34,696

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
CTCI Corp.	141,555	$165,309
Cyberlink Corp.	12,038	41,658
Cybertan Technology, Inc.	73,576	98,711
DA CIN Construction Co., Ltd.	78,000	49,342
Darfon Electronics Corp.	40,000	50,763
Delta Electronics, Inc.	195,521	901,889
Depo Auto Parts Industrial Co., Ltd.	27,000	68,010
Diamond Flower Electric Instrument Co., Ltd.	46,460	45,520
D-Link Corp.	196,329	208,180
Dynamic Electronics Co., Ltd.	51,000	32,842
E.Sun Financial Holding Co., Ltd.	1,100,778	748,588
*Eastern Media International Corp.	290,750	71,873
Eclat Textile Co., Ltd.	19,000	22,976
*Elan Microelectronics Corp.	61,370	95,104
E-LIFE MALL Corp., Ltd.	18,000	29,509
Elite Advanced Laser Corp.	11,000	28,186
Elite Material Co., Ltd.	48,393	50,610
Elite Semiconductor Memory Technology, Inc.	87,000	174,174
Elitegroup Computer Systems Co., Ltd.	137,782	56,800
*EnTie Commercial Bank	208,500	122,739
Epistar Corp.	119,433	435,328
Eternal Chemical Co., Ltd.	174,973	206,951
*Eva Airways Corp.	274,303	316,966
*Everest Textile Co., Ltd.	110,000	28,991
Evergreen International Storage & Transport Corp.	173,000	160,328
*Evergreen Marine Corp., Ltd.	357,000	373,501
Everlight Chemical Industrial Corp.	126,000	144,795
Everlight Electronics Co., Ltd.	71,149	215,449
Excelsior Medical Co., Ltd.	13,793	41,586
Far Eastern Department Stores Co., Ltd.	211,331	374,850
Far Eastern International Bank	537,331	275,022
Far Eastern New Century Corp.	447,021	758,101
Far EasTone Telecommunications Co., Ltd.	278,000	416,252
Faraday Technology Corp.	42,000	90,872
Farglory Land Development Co., Ltd.	41,000	101,660
Federal Corp.	137,673	97,570
Feng Hsin Iron & Steel Co., Ltd.	87,550	168,388
Feng Tay Enterprise Co., Ltd.	104,202	115,884
First Financial Holding Co., Ltd.	1,029,596	942,192
First Hotel	58,346	59,729
First Insurance Co., Ltd.	106,606	70,650
*FLEXium Interconnect, Inc.	22,071	44,220
Flytech Technology Co., Ltd.	10,500	29,263
*Forhouse Corp.	75,000	74,697
Formosa Advanced Technologies Co., Ltd.	46,000	69,327
Formosa Chemicals & Fiber Co., Ltd.	398,610	1,450,051
Formosa Epitaxy, Inc.	78,000	119,764
Formosa International Hotels Corp.	10,369	179,728
Formosa Petrochemical Corp.	52,000	167,805
Formosa Plastics Corp.	372,360	1,268,839
Formosa Taffeta Co., Ltd.	280,000	278,229
Formosan Rubber Group, Inc.	156,000	159,337
*Formosan Union Chemical Corp.	58,000	33,749
*Fortune Electric Co., Ltd.	76,072	55,539
Foxconn Technology Co., Ltd.	81,107	325,611
Fubon Financial Holding Co., Ltd.	718,164	997,632
G Shank Enterprise Co., Ltd.	46,480	38,836
Gem Terminal Industries Co., Ltd.	25,000	17,851
Gemtek Technology Corp.	46,460	67,080
*Genesis Photonics, Inc.	38,067	97,433
GeoVision, Inc.	7,000	24,008

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Getac Technology Corp.	123,000	$77,135
Giant Manufacture Co., Ltd.	68,287	265,713
*Giantplus Technology Co., Ltd.	38,000	26,431
Giga Storage Corp.	32,550	54,260
Giga-Byte Technology Co., Ltd.	196,000	216,523
Gintech Energy Corp.	59,099	186,443
Global Mixed Mode Technology, Inc.	9,000	43,289
Global Unichip Corp.	14,000	59,585
Globe Union Industrial Corp.	89,552	90,609
*Gold Circuit Electronics, Ltd.	131,263	60,594
Goldsun Development & Construction Co., Ltd.	322,901	164,798
Grand Pacific Petrochemical Corp.	267,000	196,036
Grape King, Inc.	26,000	39,914
Great China Metal Industry Co., Ltd.	13,000	15,077
*Great Taipei Gas Co., Ltd.	147,000	93,079
Great Wall Enterprise Co. Ltd.	91,077	98,075
*Greatek Co., Ltd.	169,702	174,865
Green Energy Technology, Inc.	18,000	80,869
*GTM Corp.	46,000	37,213
Hannstar Board Corp.	9,899	6,952
*HannStar Display Corp.	749,000	145,969
*Harvatek Corp.	22,640	24,625
Hey Song Corp.	181,000	162,094
Highwealth Construction Corp.	108,462	251,981
*Ho Tung Holding Corp.	236,320	133,790
*Hocheng Corp.	114,300	45,614
Holiday Entertainment Co., Ltd.	26,400	27,247
Holtek Semiconductor, Inc.	23,000	35,406
Holy Stone Enterprise Co., Ltd.	33,000	41,988
Hon Hai Precision Industry Co., Ltd.	768,291	3,277,829
Hong Tai Electric Industrial Co., Ltd.	68,000	33,871
Hotai Motor Co., Ltd.	93,000	281,428
Hsin Kuang Steel Co., Ltd.	62,788	77,399
HTC Corp.	47,153	1,585,097
Hua Eng Wire & Cable Co., Ltd.	238,000	96,082
Hua Nan Financial Holding Co., Ltd.	878,946	712,409
Huaku Development Co., Ltd.	36,026	117,818
Huang Hsiang Construction Co.	35,000	98,734
Hung Poo Construction Corp.	74,467	118,890
Hung Sheng Construction Co., Ltd.	242,000	162,277
Ichia Technologies, Inc.	73,897	43,117
*I-Chiun Precision Industry Co., Ltd.	46,000	58,182
ICP Electronics, Inc.	25,000	36,881
Infortrend Technology, Inc.	61,798	81,881
*Inotera Memories, Inc.	481,000	302,587
Inventec Appliances Corp.	47,000	42,002
Inventec Co., Ltd.	655,123	382,815
*I-Sheng Electric Wire & Cable Co., Ltd.	27,000	44,762
*ITE Technology, Inc.	42,000	87,055
*Jenn Feng New Energy Co., Ltd.	25,000	31,583
Jess-Link Products Co., Ltd.	19,500	43,485
*Johnson Health Tech Co., Ltd.	24,000	34,571
Kang Na Hsiung Enterprise Co., Ltd.	48,000	32,946
*Kao Hsing Chang Iron & Steel Corp.	140,000	34,550
Kaulin Manufacturing Co., Ltd.	11,000	10,699
Kee Tai Properties Co., Ltd.	68,242	48,198
Kenda Rubber Industrial Co., Ltd.	147,224	155,762
Kian Shen Corp.	14,000	25,420
*King Slide Works Co., Ltd.	1,050	5,427
*King Yuan Electronics Co., Ltd.	520,529	324,787
Kingdom Construction Co., Ltd.	96,000	91,438

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*King’s Town Bank	278,000	$163,076
King’s Town Construction Co., Ltd.	66,866	80,077
Kinik Co.	10,000	19,847
*Kinko Optical Co., Ltd.	47,000	89,677
*Kinpo Electronics, Inc.	490,028	186,293
Kinsus Interconnect Technology Corp.	84,009	270,596
Knowledge-Yield-Excellence Systems Corp.	98,689	80,615
*Kung Long Batteries Industrial Co., Ltd.	13,000	27,709
*Kuoyang Construction Co., Ltd.	68,000	50,853
*Kwong Fong Industries Corp.	121,800	60,686
L&K Engineering Co., Ltd.	10,000	11,670
*Lan Fa Textile Co., Ltd.	178,072	114,061
Largan Precision Co., Ltd.	11,306	308,467
LCY Chemical Corp.	144,839	371,128
*Leader Electronics, Inc.	18,000	12,602
Leadtrend Technology Corp.	4,000	17,126
Lealea Enterprise Co., Ltd.	143,000	87,426
*Leofoo Development Co., Ltd.	101,000	74,646
Les Enphants Co., Ltd.	35,310	54,174
*Li Peng Enterprise Co., Ltd.	63,000	39,678
Lien Hwa Industrial Corp.	191,000	150,937
Lingsen Precision Industries, Ltd.	58,000	50,414
*LITE-ON IT Corp.	69,234	78,583
*Lite-On Semiconductor Corp.	56,000	38,111
Lite-On Technology Corp.	467,328	633,890
Long Bon International Co., Ltd.	141,915	61,616
Long Chen Paper Co., Ltd.	262,969	109,574
Lotes Co., Ltd.	7,631	41,269
Lucky Cement Corp.	124,000	33,068
*Lumax International Corp., Ltd.	15,000	29,578
Macronix International Co., Ltd.	887,775	684,078
Makalot Industrial Co., Ltd.	47,000	110,554
Marketech International Corp.	23,000	17,053
Masterlink Securities Corp.	250,000	114,786
Mayer Steel Pipe Corp.	57,648	48,245
Media Tek, Inc.	59,360	805,227
Mega Financial Holding Co., Ltd.	1,837,000	1,486,674
Mercuries & Associates, Ltd.	67,252	52,655
*Merida Industry Co., Ltd.	34,000	61,968
Merry Electronics Co., Ltd.	37,000	64,620
*Microelectronics Technology, Inc.	178,947	108,831
Micro-Star International Co., Ltd.	277,233	166,876
*Min Aik Technology Co., Ltd.	17,000	50,783
Mirle Automation Corp.	57,000	65,200
Mitac International Corp.	374,966	191,201
*Mosel Vitelic, Inc.	95,000	47,321
Nak Sealing Technologies Corp.	16,000	26,115
*Namchow Chemical Industrial Co., Ltd.	21,000	27,074
Nan Ya Plastic Corp.	655,450	1,806,899
Nan Ya Printed Circuit Board Corp.	36,760	137,837
*Nankang Rubber Tire Co., Ltd.	116,515	184,139
Nantex Industry Co., Ltd.	114,511	106,351
*Nanya Technology Corp.	188,000	118,393
National Petroleum Co., Ltd.	106,000	133,039
Nien Hsing Textile Co., Ltd.	125,710	105,582
Novatek Microelectronics Corp.	53,000	175,339
*Ocean Plastics Co., Ltd.	27,000	21,067
Opto Tech Corp.	167,000	120,890
*Orient Semiconductor Electronics, Ltd.	47,000	14,093
Oriental Union Chemical Corp.	136,292	198,956
*Pan Jit International, Inc.	158,612	218,239

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Pan-International Industrial Corp.	131,341	$201,826
*Paragon Technologies Co., Ltd.	12,149	24,158
*Pegatron Corp.	232,037	318,511
Phihong Technology Co., Ltd.	105,584	185,675
*Pihsiang Machinery Mfg. Co., Ltd.	34,000	54,348
Polaris Securities Co., Ltd.	486,000	339,328
Pou Chen Corp.	573,144	543,425
*Power Quotient International Co., Ltd.	56,000	40,037
*Powercom Co., Ltd.	21,000	48,968
Powertech Industrial Co., Ltd.	35,000	48,423
Powertech Technology, Inc.	103,000	385,074
President Securities Corp.	168,320	112,831
Prince Housing & Development Corp.	178,487	129,862
Promate Electronic Co., Ltd.	31,000	25,200
*Qisda Corp.	519,568	365,945
Quanta Computer, Inc.	452,715	954,729
Radiant Opto-Electronics Corp.	54,420	118,487
Radium Life Tech Corp.	115,705	157,159
Realtek Semiconductor Corp.	97,656	228,663
Richtek Technology Corp.	16,537	128,572
*Ritek Corp.	906,117	273,931
Ruentex Development Co., Ltd.	56,000	84,229
Ruentex Industries, Ltd.	81,000	190,557
*San Fang Chemical Industry Co., Ltd.	39,866	48,383
*Sanyang Industrial Co., Ltd.	241,551	146,718
Sanyo Electric Taiwan Co., Ltd.	94,000	119,321
SDI Corp.	16,000	22,227
Senao International Co., Ltd.	22,000	46,771
Sheng Yu Steel Co., Ltd.	94,000	71,280
*ShenMao Technology, Inc.	14,000	24,623
*Shih Wei Navigation Co., Ltd.	23,000	31,325
Shihlin Electric & Engineering Corp.	90,000	119,189
*Shihlin Paper Corp.	31,000	72,951
*Shin Kong Financial Holding Co., Ltd.	1,122,589	566,459
*Shin Zu Shing Co., Ltd.	8,149	21,852
*Shining Building Business Co., Ltd.	11,000	15,368
Shinkong Insurance Co., Ltd.	109,557	107,317
Shinkong Synthetic Fibers Co., Ltd.	391,229	201,852
*Shuttle, Inc.	25,000	15,298
Sigurd Microelectronics Corp.	81,559	80,964
Silicon Integrated Systems Corp.	219,126	157,553
Siliconware Precision Industries Co.	37,000	52,027
#Siliconware Precision Industries Co. Sponsored ADR	104,899	726,950
Silitech Technology Corp.	20,999	64,084
Sinbon Electronics Co., Ltd.	36,000	28,346
Sincere Navigation Corp.	96,350	118,737
Sinkong Textile Co., Ltd.	79,800	125,428
Sinon Corp.	54,000	26,396
SinoPac Holdings Co., Ltd.	1,578,000	762,071
*Sintek Photronics Corp.	237,061	185,203
Sinyi Realty Co., Ltd.	39,937	88,206
*Sitronix Technology Corp.	32,434	71,373
Sonix Technology Co., Ltd.	30,000	67,580
South East Soda Manufacturing Co., Ltd.	17,000	21,926
Southeast Cement Co., Ltd.	151,000	64,424
SPI Electronic Co., Ltd.	22,000	29,111
Spirox Corp.	38,140	31,567
Springsoft, Inc.	64,498	81,089
Standard Foods Taiwan, Ltd.	84,463	203,118
*Star Comgistic Capital Co., Ltd.	49,920	72,088
Stark Technology, Inc.	15,000	14,771

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Sunonwealth Electric Machine Industry Co., Ltd.	44,000	$40,356
*Sunplus Technology Co., Ltd.	158,000	123,073
Sunrex Technology Corp.	98,028	110,355
Supreme Electronics Co., Ltd.	47,000	43,036
Synnex Technology International Corp.	159,874	420,442
T JOIN Transportation Co., Ltd.	155,000	153,368
Ta Chen Stainless Pipe Co., Ltd.	136,738	100,024
*Ta Chong Bank, Ltd.	440,800	194,686
Ta Ya Electric Wire & Cable Co., Ltd.	231,856	70,846
Tah Hsin Industrial Corp.	71,000	70,570
TA-I Technology Co., Ltd.	50,002	58,015
*Taichung Commercial Bank	513,374	233,127
Tainan Enterprises Co., Ltd.	35,000	48,522
Tainan Spinning Co., Ltd.	341,700	241,509
*Taishin Financial Holdings Co., Ltd.	1,274,964	736,478
Taisun Enterprise Co., Ltd.	112,000	67,595
*Taiwan Business Bank	833,352	385,346
Taiwan Cement Corp.	812,375	872,525
Taiwan Cogeneration Corp.	69,680	45,223
Taiwan Cooperative Bank	1,018,497	863,271
Taiwan Fertilizer Co., Ltd.	88,000	329,319
Taiwan Fire & Marine Insurance Co., Ltd.	112,520	107,450
Taiwan Glass Industrial Corp.	257,758	343,938
Taiwan Hon Chuan Enterprise Co., Ltd.	67,737	160,473
*Taiwan Kolin Co., Ltd.	292,000	—
*Taiwan Land Development Corp.	110,000	60,499
Taiwan Life Insurance Co., Ltd.	80,262	92,462
Taiwan Mask Corp.	120,700	53,533
Taiwan Mobile Co., Ltd.	135,000	318,399
Taiwan Navigation Co., Ltd.	66,000	82,333
Taiwan Paiho Co., Ltd.	52,400	56,255
*Taiwan Pulp & Paper Corp.	45,000	26,913
Taiwan Sakura Corp.	31,000	24,145
Taiwan Secom Co., Ltd.	46,000	85,106
Taiwan Semiconductor Manufacturing Co., Ltd.	1,648,214	4,285,936
Taiwan Sogo Shinkong Security Co., Ltd.	51,117	42,658
Taiwan Styrene Monomer Corp.	203,528	100,256
Taiwan Tea Corp.	140,648	99,744
Taiyen Biotech Co., Ltd.	67,000	52,453
*Tatung Co., Ltd.	1,182,000	275,954
Teco Electric & Machinery Co., Ltd.	602,000	375,321
*Test Research, Inc.	30,450	49,797
Test-Rite International Co., Ltd.	87,777	65,562
*Thinking Electronic Industrial Co., Ltd.	18,000	28,304
*Thye Ming Industrial Co., Ltd.	30,000	37,858
Ton Yi Industrial Corp.	286,000	155,915
Tong Hsing Electronic Industries, Ltd.	9,191	42,799
Tong Yang Industry Co., Ltd.	112,455	147,997
Tong-Tai Machine & Tool Co., Ltd.	22,000	31,589
Topco Scientific Co., Ltd.	12,240	18,662
Transcend Information, Inc.	48,890	144,811
Tripod Technology Corp.	47,000	216,432
Tsann Kuen Enterprise Co., Ltd.	42,975	88,811
TSRC Corp.	125,000	324,986
TTET Union Corp.	67,000	117,553
Tung Ho Steel Enterprise Corp.	206,654	243,186
TXC Corp.	27,299	51,948
TYC Brother Industrial Co., Ltd.	88,521	56,899
Tyntek Corp.	132,722	105,991
U-Ming Marine Transport Corp.	83,000	178,272
Unimicron Technology Corp.	276,312	571,482

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Union Bank of Taiwan	332,003	$133,970
Uni-President Enterprises Corp.	472,921	646,752
*Unitech Printed Circuit Board Corp.	236,000	150,057
United Integration Service Co., Ltd.	102,000	153,260
United Microelectronics Corp.	3,008,081	1,849,571
Unity Opto Technology Co., Ltd.	19,890	36,436
Universal Cement Corp.	165,000	106,666
UPC Technology Corp.	214,765	178,836
USI Corp.	295,680	388,817
Ve Wong Corp.	5,000	4,162
*Via Technologies, Inc.	94,996	103,644
Visual Photonics Epitacy Co., Ltd.	24,492	58,234
Wah Lee Industrial Corp.	42,000	87,877
*Walsin Lihwa Corp.	912,000	549,615
*Walsin Technology Corp., Ltd.	210,548	146,310
Walton Advanced Engineering, Inc.	39,000	24,773
*Wan Hai Lines Co., Ltd.	259,950	216,739
Waterland Financial Holding Co., Ltd.	674,946	389,374
Wei Chuan Food Corp.	66,000	78,845
Weikeng Industrial Co., Ltd.	11,000	10,194
Wellypower Optronics Corp.	23,000	26,598
*Weltrend Semiconductor, Inc.	37,000	32,024
*Winbond Electronics Corp.	938,000	346,046
*Wintek Corp.	281,000	480,793
Wistron Corp.	328,639	641,434
Wistron NeWeb Corp.	45,617	136,257
WPG Holdings, Ltd.	278,374	544,703
WT Microelectronics Co., Ltd.	37,000	60,238
*WUS Printed Circuit Co., Ltd.	61,000	46,994
Yageo Corp.	677,000	353,475
Yeung Cyang Industrial Co., Ltd.	153,356	131,941
Yieh Phui Enterprise Co., Ltd.	473,925	192,522
Young Fast Optoelectronics Co., Ltd.	13,382	133,362
Yuanta Financial Holding Co., Ltd.	1,306,000	1,052,393
Yuen Foong Yu Paper Manufacturing Co., Ltd.	424,524	205,066
Yulon Motor Co., Ltd.	232,783	484,057
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	29,362	45,097
Yung Tay Engineering Co., Ltd.	146,000	206,243
Zenitron Corp.	40,000	29,858
Zig Sheng Industrial Co., Ltd.	198,802	132,075
Zinwell Corp.	87,010	165,167
*Zyxel Communication Corp.	156,118	125,035

TOTAL TAIWAN		93,813,004

THAILAND — (2.0%)
Aapico Hitech PCL (Foreign) NVDR	95,100	42,787
Advance Info Service PCL (Foreign)	124,900	323,418
Amata Corp. PCL (Foreign)	178,300	79,065
Asian Property Development PCL (Foreign) NVDR	503,100	95,263
Bangchak Petroleum PCL (Foreign)	147,000	82,314
Bangkok Aviation Fuel Services PCL (Foreign)	142,700	48,036
Bangkok Bank PCL (Foreign)	212,100	1,033,211
Bangkok Expressway PCL (Foreign)	186,900	114,336
*Bangkok Land PCL (Foreign) NVDR	4,574,000	93,271
*Bank of Ayudhya PCL (Foreign) NVDR	421,900	335,936
Banpu PCL (Foreign)	12,000	285,095
BEC World PCL (Foreign)	135,100	137,746
Big C Supercenter PCL (Foreign) NVDR	69,300	182,250
Cal-Comp Electronics (Thailand) PCL (Foreign)	471,000	49,699
Central Plaza Hotel PCL (Foreign)	110,000	16,449
CH Karnchang PCL (Foreign)	273,600	71,732

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Charoen Pokphand Foods PCL (Foreign)	342,193	$242,564
CP ALL PCL (Foreign)	204,200	254,465
Delta Electronics (Thailand) PCL (Foreign)	141,700	130,715
Dynasty Ceramic PCL (Foreign)	39,200	61,855
*Erawan Group PCL (Foreign)	670,600	47,319
*G J Steel PCL (Foreign)	7,783,600	60,465
Glow Energy PCL (Foreign)	118,000	153,730
*Golden Land Property PCL (Foreign) NVDR	54,000	6,083
Hana Microelectronics PCL (Foreign)	119,701	97,830
Hermraj Land & Development PCL (Foreign)	1,842,100	101,362
Home Product Center PCL (Foreign)	370,382	98,305
Indorama Polymers PCL (Foreign)	179,900	46,584
IRPC PCL (Foreign)	2,383,000	389,518
*Italian-Thai Development PCL (Foreign)	462,000	54,432
Jasmine International PCL (Foreign)	184,500	10,869
Kasikornbank PCL (Foreign)	202,000	771,516
Khon Kaen Sugar Industry PCL (Foreign)	235,900	101,553
Kiatnakin Finance PCL (Foreign)	75,000	82,538
Kim Eng Securities Thailand PCL (Foreign)	127,600	59,061
Krung Thai Bank PCL (Foreign)	954,800	488,294
*Krungthai Card PCL (Foreign)	68,000	26,412
L.P.N. Development PCL (Foreign) NVDR	352,000	97,414
Land & Houses PCL (Foreign) NVDR	480,700	86,353
*Loxley PCL (Foreign)	500,000	43,049
Major Cineplex Group PCL (Foreign)	167,000	62,703
MBK PCL (Foreign)	37,500	120,165
Padaeng Industry PCL (Foreign) NVDR	40,900	29,124
Precious Shipping PCL (Foreign) NVDR	190,600	109,813
Preuksa Real Estate PCL (Foreign)	106,100	56,665
Property Perfect PCL (Foreign)	188,600	24,540
PTT Aromatics & Refining PCL (Foreign)	221,347	265,086
PTT Chemical PCL (Foreign)	115,100	519,710
PTT Exploration & Production PCL (Foreign)	129,400	672,235
PTT PCL (Foreign)	92,700	1,005,163
PTT PCL (Foreign) NVDR	38,500	417,462
Quality Houses PCL (Foreign)	1,109,700	73,274
Ratchaburi Electricity Generating Holding PCL (Foreign)	150,400	195,941
*Regional Container Lines PCL (Foreign)	148,500	62,966
Robinson Department Store PCL (Foreign)	125,100	83,009
Rojana Industrial Park PCL (Foreign)	211,000	67,613
Saha-Union PCL (Foreign)	90,000	110,698
*Sahaviriya Steel Industries PCL (Foreign)	2,001,500	82,923
*Samart Corporation PCL (Foreign)	275,000	78,775
Samart I-Mobile PCL (Foreign)	620,000	37,326
Sansiri PCL (Foreign)	299,400	52,331
Serm Suk PCL (Foreign) NVDR	49,700	73,999
*Shinawatra Satellite PCL (Foreign)	250,400	43,766
Siam Cement PCL (Foreign) NVDR (The)	34,900	352,445
Siam City Cement PCL (Foreign)	20,700	145,392
Siam Commercial Bank PCL (Foreign)	193,000	587,215
Siam Future Development PCL (Foreign)	134,000	27,325
Siam Makro PCL (Foreign)	28,800	132,371
Sino-Thai Engineering & Construction PCL (Foreign)	246,700	97,418
Supalai PCL (Foreign)	128,900	40,470
*Tata Steel (Thailand) PCL (Foreign)	1,392,000	64,430
Thai Oil PCL (Foreign)	183,100	403,004
Thai Plastic & Chemicals PCL (Foreign)	120,200	97,265
Thai Stanley Electric (Thailand) PCL (Foreign)	18,000	96,423
Thai Union Frozen Products PCL (Foreign)	132,615	193,160
Thai Vegetable Oil PCL (Foreign)	111,575	101,120
Thanachart Capital PCL (Foreign)	247,100	241,941

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Thoresen Thai Agencies PCL (Foreign)	105,710	$62,273
Ticon Industrial Connection PCL (Foreign)	154,200	61,890
Tisco Financial Group PCL (Foreign) NVDR	88,000	94,708
*TMB Bank PCL (Foreign)	4,173,700	275,590
*True Corp. PCL (Foreign)	707,800	148,914
Vanachai Group PCL (Foreign)	368,000	56,698
Vinythai PCL (Foreign)	176,100	68,399

TOTAL THAILAND		14,096,632

TURKEY — (1.8%)
Akbank T.A.S.	135,331	636,553
Akcansa Cimento Sanayi ve Ticaret A.S.	22,432	103,776
*Akenerji Elektrik Uretim A.S.	49,689	96,148
Aksa Akrilik Kimya Sanayii A.S.	42,797	101,006
Aksigorta A.S.	73,247	101,578
Alarko Holding A.S.	40,057	87,206
Albaraka Turk Katilim Bankasi A.S.	26,194	38,918
*Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S.	6,048	45,162
Anadolu Anonim Turk Sigorta Sirketi A.S.	106,192	88,484
*Anadolu Cam Sanayii A.S.	43,439	85,723
Anadolu Hayat Sigorta A.S.	11,355	37,295
*Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	2,861	15,894
Arcelik A.S.	58,926	305,635
Asya Katilim Bankasi A.S.	144,026	252,319
Aygaz A.S.	44,883	242,808
*Bagfas Bandirma Gubre Fabrikalari A.S.	979	103,037
*Banvit Bandirma Vitaminli Yem Sanayii A.S.A.	8,696	26,610
Bati Anabolu Cimento A.S.	12,114	58,103
BIM BirlesikMagazalar A.S.	10,372	333,252
Bolu Cimento Sanayii A.S.	27,885	27,833
Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	2,700	29,334
Bursa Cimento Fabrikasi A.S.	17,774	53,451
Cimsa Cimento Sanayi ve Ticaret A.S.	18,766	114,189
*Coca-Cola Icecek A.S.	14,861	166,616
*Dogan Gazetecilik A.S.	18,577	37,032
*Dogan Sirketler Grubu Holdings A.S.	346,312	237,779
*Dogus Otomotiv Servis ve Ticaret A.S.	33,498	107,015
Enka Insaat ve Sanayi A.S.	35,797	135,141
*Eregli Demir ve Celik Fabrikalari Turk A.S.	151,101	475,165
Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret A.S.	1,211	50,571
Ford Otomotiv Sanayi A.S.	14,506	120,421
Gentas Genel Metal Sanayi ve Ticaret A.S.	22,703	26,507
*Global Yatirim Holding A.S.	111,942	76,562
*Goldas Kuyumculuk Sanayi Ithalat Ve Ihracat A.S.	42,137	25,735
*Goodyear Lastikleri T.A.S.	3,540	55,537
*GSD Holding A.S.	113,158	70,841
*Gunes Sigorta A.S.	26,269	31,293
Hurriyet Gazetecilik ve Matbaacilik A.S.	108,056	148,560
*Ihlas EV Aletleri A.S.	60,826	45,485
*Izmir Demir Celik Sanayi A.S.	23,843	63,919
*Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.	62,083	44,594
Kartonsan Karton Sanayi ve Ticaret A.S.	715	101,794
Koc Holding A.S. Series B	125,332	513,933
Mardin Cimento Sanayii ve Ticaret A.S.	12,776	62,106
Nortel Networks Netas Telekomuenikasyon A.S.	1,578	84,190
Otokar Otomotive Ve Savunma Sanayi A.S.	2,922	48,559
*Petkim Petrokimya Holding A.S.	191,929	276,964
Pinar SUT Mamulleri Sanayii A.S.	11,295	94,205
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	23,277	58,922
Sekerbank T.A.S.	138,824	143,113
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	70,422	104,199

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*TAT Konserve Sanayii A.S.	20,694	$49,922
*TAV Havalimanlari Holding A.S.	33,314	156,403
Tekfen Holding A.S.	30,999	128,752
*Tekstil Bankasi A.S.	71,792	45,346
Tofas Turk Otomobil Fabrikasi A.S.	43,093	233,241
*Trakya Cam Sanayii A.S.	93,195	193,889
Tupras Turkiye Petrol Rafinerileri A.S.	24,630	640,210
Turcas Petrol A.S.	27,776	67,418
Turk Ekonomi Bankasi A.S.	97,081	110,512
Turk Telekomunikasyon A.S.	18,634	76,462
Turkcell Iletisim Hizmetleri A.S. ADR	30,400	469,984
Turkiye Garanti Bankasi A.S.	274,519	1,227,104
Turkiye Halk Bankasi A.S.	31,376	248,850
Turkiye Is Bankasi A.S.	331,542	1,046,158
Turkiye Sinai Kalkinma Bankasi A.S.	137,437	216,175
*Turkiye Sise ve Cam Fabrikalari A.S.	168,088	345,873
Turkiye Vakiflar Bankasi T.A.O.	162,008	400,783
Ulker Biskuvi Sanayi A.S.	33,575	116,202
*Vestel Elektronik Sanayi ve Ticaret A.S.	38,163	57,541
*Yapi Kredi Sigorta A.S.	7,630	64,167
*Yapi ve Kredi Bankasi A.S.	119,023	348,128
*Zorlu Enerji Elektrik Uretim A.S.	32,338	52,386

TOTAL TURKEY		12,686,578

TOTAL COMMON STOCKS		608,149,857

PREFERRED STOCKS — (5.7%)
BRAZIL — (5.7%)
AES Tiete SA	15,500	218,327
#Banco Bradesco SA Sponsored ADR	325,718	6,162,585
Banco Cruzeiro do Sul SA	3,800	35,334
Banco do Estado do Rio Grande do Sul SA	32,769	322,392
#Braskem SA Preferred A Sponsored ADR	25,800	650,934
Centrais Electricas de Santa Catarina SA	6,450	150,904
Centrais Eletricas Brasileiras SA	20,700	334,662
#Cia Brasileira de Distribuicao Grupo Pao de Acucar SA Sponsored ADR Series A	19,626	748,928
Cia de Tecidos Norte de Minas - Coteminas SA	8,100	25,025
Cia de Transmissao de Energia Electrica Paulista Series A	6,400	195,845
Cia Energetica de Minas Gerais SA Sponsored ADR	50,050	826,826
Cia Energetica do Ceara SA Series A	5,600	98,263
*Cia Paranaense de Energia SA Sponsored ADR Series A	19,900	509,241
Confab Industrial SA	59,596	206,644
Contax Participacoes SA	4,800	83,765
*Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	13,000	253,301
Ferbasa-Ferro Ligas Da Bahia SA	9,900	79,820
Forjas Taurus SA	8,600	20,791
Gerdau SA Sponsored ADR	168,600	2,233,950
Gol Linhas Aereas Inteligentes SA	16,700	238,536
Itau Unibanco Holding SA ADR	197,666	4,249,819
Klabin SA	163,000	555,410
Lojas Americanas SA	47,000	377,534
Marcopolo SA	76,000	274,009
Metalurgica Gerdau SA	75,200	1,149,913
Petroleo Brasileiro SA ADR	214,875	7,144,594
Randon e Participacoes SA	42,300	293,089
Sao Paulo Alpargatas SA	17,645	113,262
Saraiva SA Livreiros Editores	3,300	81,958
Suzano Papel e Celullose SA	88,600	770,689
TAM SA	20,900	459,011
Tele Norte Leste Participacoes SA ADR	34,000	537,880
#Telecomunicacoes de Sao Paulo SA ADR	24,200	588,786
Telemar Norte Leste SA	7,800	235,645

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
#Tim Participacoes SA ADR	10,080	$383,040
Ultrapar Participacoes SA	7,836	494,524
Ultrapar Participacoes SA Sponsored ADR	2,300	145,889
*Unipar Participacoes SA Class B	125,400	42,880
Usinas Siderurgicas de Minas Gerais SA Series A	154,700	1,803,186
Vale SA Sponsored ADR	207,154	6,417,631

TOTAL BRAZIL		39,514,822

CHILE — (0.0%)
Embotelladora Andina SA	7,000	29,147

TOTAL PREFERRED STOCKS		39,543,969

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Centrais Eletricas Brasileiras SA Preferred Rights 02/14/11	3,482	167
*Centrais Eletricas Brasileiras SA Rights 02/14/11	4,336	208
*Sao Martinho SA Rights 12/02/10	58,166	349

TOTAL BRAZIL		724

CHINA — (0.0%)
*Hong Kong Energy Holdings, Ltd. Warrants 06/09/11	287	1

INDIA — (0.0%)
*Britannia Industries, Ltd. Debentures 03/22/13	4,943	18,745
*Jyoti Structures, Ltd. Rights 01/13/11	2,471	—

TOTAL INDIA		18,745

POLAND — (0.0%)
*Ciech SA Rights 02/16/11	7,730	10,597

TAIWAN — (0.0%)
*Asia Vital Components Co., Ltd. Rights 02/14/11	10,576	1,238
*LCY Chemical Corp. Rights 02/09/11	6,646	3,662
*Les Enphants Co., Ltd. Rights 02/18/11	2,025	621

TOTAL TAIWAN		5,521

THAILAND — (0.0%)
*Sahaviriya Steel Industries PCL (Foreign) Rights 02/22/11	400,300	1,037

TOTAL RIGHTS/WARRANTS		36,625

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/11(Collateralized by
$2,660,000 FNMA 2.24%, 07/06/15, valued at $2,729,825) to be repurchased at
$2,685,014	$2,685	2,685,000

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (6.6%)
§@DFA Short Term Investment Fund	43,643,546	$43,643,546
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $123,075,187 FNMA 7.000%, 10/01/38, valued at $2,545,286) to be repurchased at $2,495,393	$2,495	2,495,378

TOTAL SECURITIES LENDING COLLATERAL		46,138,924

TOTAL INVESTMENTS — (100.0%) (Cost $493,873,320)##		$696,554,375

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$44,207,824	—	—	$44,207,824
Chile	14,942,828	—	—	14,942,828
China	17,475,549	$69,299,587	—	86,775,136
Colombia	1,605,277	—	—	1,605,277
Czech Republic	—	3,193,576	—	3,193,576
Egypt	—	491,492	—	491,492
Hungary	15,015	2,904,522	—	2,919,537
India	6,432,702	53,955,102	—	60,387,804
Indonesia	1,398,668	17,620,101	—	19,018,769
Israel	—	50,173	—	50,173
Malaysia	—	22,633,939	—	22,633,939
Mexico	32,541,122	—	—	32,541,122
Peru	1,493,250	—	—	1,493,250
Philippines	295,210	5,888,106	—	6,183,316
Poland	—	11,401,122	—	11,401,122
Russia	384,752	32,123,297	—	32,508,049
South Africa	9,539,099	45,293,939	—	54,833,038
South Korea	11,648,854	80,718,537	—	92,367,391
Taiwan	3,496,870	90,316,134	—	93,813,004
Thailand	14,050,048	46,584	—	14,096,632
Turkey	469,984	12,216,594	—	12,686,578
Preferred Stocks
Brazil	39,514,822	—	—	39,514,822
Chile	29,147	—	—	29,147
Rights/Warrants
Brazil	375	349	—	724
China	1	—	—	1
India	18,745	—	—	18,745
Poland	—	10,597	—	10,597
Taiwan	—	5,521	—	5,521
Thailand	—	1,037	—	1,037
Temporary Cash Investments	—	2,685,000	—	2,685,000
Securities Lending Collateral	—	46,138,924	—	46,138,924

TOTAL	$199,560,142	$496,994,233	—	$696,554,375

See accompanying Notes to Schedules of Investments.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company	$2,134,800,419

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,746,943,952)##	$2,134,800,419

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$2,134,800,419	—	—	$2,134,800,419

See accompanying Notes to Schedules of Investments.

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value†
COMMON STOCKS — (92.1%)
Consumer Discretionary — (16.3%)
*1-800-FLOWERS.COM, Inc.	90,280	$247,367
*99 Cents Only Stores	135,305	2,016,044
#Aaron’s, Inc.	2,062	39,570
*AC Moore Arts & Crafts, Inc.	10,837	23,733
Acme United Corp.	1,331	13,310
*AH Belo Corp.	96,654	783,864
Aldila, Inc.	16,191	84,193
Amcon Distributing Co.	46	3,610
*American Biltrite, Inc.	2,800	18,312
#American Greetings Corp. Class A	130,517	2,836,134
*America’s Car-Mart, Inc.	44,364	1,106,438
*Arctic Cat, Inc.	62,156	995,739
Ark Restaurants Corp.	11,046	160,167
*Asbury Automotive Group, Inc.	28,283	520,690
*Ascent Media Corp.	25,009	951,342
*Audiovox Corp. Class A	133,943	961,711
*Ballantyne Strong, Inc.	99,075	745,044
#Barnes & Noble, Inc.	223,468	3,519,621
*Bassett Furniture Industries, Inc.	37,791	264,537
*Beasley Broadcast Group, Inc.	42,542	227,600
*Beazer Homes USA, Inc.	432,898	2,316,004
bebe stores, Inc.	136,701	767,576
#*Belo Corp.	61,399	413,829
*Benihana, Inc.	15,390	126,814
*Benihana, Inc. Class A	11,694	95,423
*Biglari Holdings, Inc.	6,129	2,635,470
#*BJ’s Restaurants, Inc.	303,336	10,716,861
*Bluegreen Corp.	173,693	607,926
Blyth, Inc.	37,909	1,274,501
Bob Evans Farms, Inc.	142,802	4,495,407
Books-A-Million, Inc.	99,276	564,880
Bowl America, Inc. Class A	11,489	150,793
#*Boyd Gaming Corp.	172,201	1,866,659
*Brookfield Homes Corp.	128,735	1,817,738
Brown Shoe Co., Inc.	186,350	2,361,054
#Brunswick Corp.	284,414	5,665,527
*Build-A-Bear-Workshop, Inc.	119,496	915,339
*Cabela’s, Inc.	270,530	6,736,197
*Cache, Inc.	65,200	245,152
#Callaway Golf Co.	306,394	2,251,996
*Cambium Learning Group, Inc.	36,103	118,057
*Canterbury Park Holding Corp.	2,709	36,436
*Carriage Services, Inc.	173,507	886,621
*Casual Male Retail Group, Inc.	16,613	69,775
*Cavco Industries, Inc.	21,244	875,040
#*Charles & Colvard, Ltd.	31,432	86,438
*Charming Shoppes, Inc.	436,745	1,358,277
Christopher & Banks Corp.	135,200	771,992
Churchill Downs, Inc.	56,437	2,337,056
Cinemark Holdings, Inc.	75,748	1,283,929
*Clear Channel Outdoor Holdings, Inc.	106,973	1,485,855
*Coast Distribution System, Inc.	18,627	73,018
*Cobra Electronics Corp.	6,330	21,775
#*Collective Brands, Inc.	206,685	4,208,107
#*Conn’s, Inc.	104,672	462,650
*Core-Mark Holding Co., Inc.	59,460	2,012,126
*Crocs, Inc.	137,074	2,246,643
CSS Industries, Inc.	39,200	719,712

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Culp, Inc.	33,934	$339,001
*Cybex International, Inc.	54,864	41,148
*Dana Holding Corp.	279,558	5,009,679
*dELiA*s, Inc.	47,628	88,112
*Delta Apparel, Inc.	17,375	223,616
Dillard’s, Inc.	401,591	15,951,195
*DineEquity, Inc.	64,648	3,334,544
*Dixie Group, Inc.	112,317	498,687
*Dolan Media Co.	36,970	506,859
*Dorman Products, Inc.	74,024	2,381,352
*Dover Motorsports, Inc.	109,057	205,027
Drew Industries, Inc.	2,575	60,822
*Duckwall-ALCO Stores, Inc.	10,636	141,246
Educational Development Corp.	1,476	10,037
Emerson Radio Corp.	237,739	506,384
Escalade, Inc.	21,885	135,687
#Ethan Allen Interiors, Inc.	4,300	96,320
*EW Scripps Co. Class A (The)	241,939	2,196,806
*Exide Technologies	107,075	1,028,991
*Federal-Mogul Corp.	129,661	3,054,813
Finish Line, Inc. Class A	173,378	2,668,287
*Fisher Communications, Inc.	40,530	978,394
*Flanigan’s Enterprises, Inc.	5,016	41,683
Flexsteel Industries, Inc.	26,545	449,141
Foot Locker, Inc.	429,656	7,673,656
#Fred’s, Inc.	267,077	3,586,844
Frisch’s Restaurants, Inc.	23,920	506,147
*Full House Resorts, Inc.	20,083	90,173
*Furniture Brands International, Inc.	233,876	1,052,442
Gaiam, Inc.	35,898	273,902
#*GameStop Corp. Class A	358,462	7,552,794
*GameTech International, Inc.	11,760	5,408
Gaming Partners International Corp.	100	691
*Gaylord Entertainment Co.	202,261	6,743,382
*Genesco, Inc.	109,376	4,061,131
*G-III Apparel Group, Ltd.	77,943	2,719,431
*Golfsmith International Holdings, Inc.	6,990	27,541
*Gray Television, Inc.	141,457	280,085
*Gray Television, Inc. Class A	5,188	9,079
*Great Wolf Resorts, Inc.	144,251	419,770
#Group 1 Automotive, Inc.	147,870	5,595,401
*Hallwood Group, Inc.	8,422	210,550
Harte-Hanks, Inc.	111,067	1,385,005
*Hastings Entertainment, Inc.	71,424	395,689
Haverty Furniture Cos., Inc.	114,700	1,380,988
Haverty Furniture Cos., Inc. Class A	700	8,575
*Helen of Troy, Ltd.	116,520	3,270,716
*Hollywood Media Corp.	95,388	185,053
Hooker Furniture Corp.	54,910	736,343
Hot Topic, Inc.	290,499	1,577,410
*Iconix Brand Group, Inc.	335,429	6,658,266
International Speedway Corp.	130,394	3,772,298
*Isle of Capri Casinos, Inc.	147,924	1,393,444
*J. Alexander’s Corp.	38,794	198,237
#*JAKKS Pacific, Inc.	211,533	3,657,406
Jarden Corp.	79,400	2,691,660
*Johnson Outdoors, Inc. Class A	101,746	1,548,574
Jones Group, Inc. (The)	24,200	307,098
*Journal Communications, Inc.	148,600	713,280
*Kenneth Cole Productions, Inc. Class A	33,373	455,208
*Kid Brands, Inc.	68,038	619,826

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Kona Grill, Inc.	4,446	$22,274
Koss Corp.	1,121	6,603
KSW, Inc.	9,140	34,732
#*K-Swiss, Inc. Class A	107,620	1,237,630
Lacrosse Footwear, Inc.	12,110	186,857
*Lakeland Industries, Inc.	35,027	310,689
*Lakes Entertainment, Inc.	111,687	318,308
*Lazare Kaplan International, Inc.	42,210	61,838
#*La-Z-Boy, Inc.	107,844	897,262
*Lee Enterprises, Inc.	119,720	344,794
#Lennar Corp. Class A	325,800	6,307,488
Lennar Corp. Class B Voting	70,707	1,122,120
*Liberty Media Corp. Capital Class A	360,759	23,687,436
*Liberty Media Corp. Interactive Class A	398,821	6,317,325
*Liberty Media-Starz Corp. Series B	278	18,537
*Life Time Fitness, Inc.	26,053	1,038,994
*Lifetime Brands, Inc.	63,921	775,362
Lithia Motors, Inc.	115,974	1,565,649
*Live Nation Entertainment, Inc.	241,739	2,514,086
#*Liz Claiborne, Inc.	5,727	28,291
*Luby’s, Inc.	152,236	878,402
*M/I Homes, Inc.	93,836	1,375,636
Mac-Gray Corp.	94,041	1,385,224
*Madison Square Garden, Inc.	39,256	990,036
Marcus Corp.	111,760	1,324,356
*MarineMax, Inc.	128,245	1,159,335
#*McClatchy Co. (The)	237,855	1,213,060
*McCormick & Schmick’s Seafood Restaurants, Inc.	80,459	724,131
MDC Holdings, Inc.	23,630	730,403
*Media General, Inc. Class A	107,220	538,244
#Men’s Wearhouse, Inc. (The)	232,519	6,094,323
*Meritage Homes Corp.	92,963	2,134,430
*Modine Manufacturing Co.	138,533	2,285,794
*Mohawk Industries, Inc.	206,049	11,446,022
*Morton’s Restaurant Group, Inc.	61,498	394,202
*Motorcar Parts of America, Inc.	45,153	650,203
*Movado Group, Inc.	106,459	1,534,074
*MTR Gaming Group, Inc.	93,976	215,205
*Multimedia Games, Inc.	79,646	424,513
*Nathan’s Famous, Inc.	3,860	62,378
*Nautilus, Inc.	70,996	173,230
*New Frontier Media, Inc.	57,397	113,646
*New York & Co., Inc.	133,725	747,523
*Nobel Learning Communities, Inc.	1,683	14,760
*O’Charley’s, Inc.	116,522	806,332
*Office Depot, Inc.	308,062	1,617,326
*Orient-Express Hotels, Ltd.	414,156	5,036,137
#*Orleans Homebuilders, Inc.	101,928	8,664
Outdoor Channel Holdings, Inc.	120,748	965,984
*P & F Industries, Inc. Class A	2,025	7,574
#*Pacific Sunwear of California, Inc.	373,305	1,590,279
*Penn National Gaming, Inc.	7,741	276,586
*Penske Automotive Group, Inc.	234,224	3,958,386
Pep Boys - Manny, Moe & Jack (The)	229,205	3,195,118
*Perry Ellis International, Inc.	101,852	2,867,134
*Phillips-Van Heusen Corp.	52,894	3,087,423
*Pinnacle Entertainment, Inc.	195,490	2,947,989
*Point.360	7,043	6,339
*Quiksilver, Inc.	65,986	294,957
#*Radio One, Inc.	50,923	63,654
*RC2 Corp.	42,300	859,536

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Reading International, Inc. Class A	4,663	$23,641
*Reading International, Inc. Class B	6,238	52,555
*Red Lion Hotels Corp.	96,956	743,653
#*Red Robin Gourmet Burgers, Inc.	100,425	2,072,772
Regis Corp.	297,444	4,985,161
#Rent-A-Center, Inc.	217,582	6,470,889
*Retail Ventures, Inc.	71,420	1,077,014
*Rick’s Cabaret International, Inc.	49,138	429,466
*Rocky Brands, Inc.	30,833	339,163
*Royal Caribbean Cruises, Ltd.	333,477	14,973,117
#*Ruby Tuesday, Inc.	194,559	2,622,655
*Saga Communications, Inc.	26,882	694,900
#*Saks, Inc.	900,209	10,550,449
Salem Communications Corp.	51,746	165,070
Scholastic Corp.	186,124	5,533,467
Service Corp. International	686,585	5,952,692
Shiloh Industries, Inc.	201,713	2,606,132
*Shoe Carnival, Inc.	79,586	1,969,754
Sinclair Broadcast Group, Inc. Class A	134,391	1,178,609
#*Skechers U.S.A., Inc. Class A	96,700	1,989,119
Skyline Corp.	39,426	792,068
#*Smith & Wesson Holding Corp.	107,142	380,354
Sonesta International Hotels Corp. Class A	1,771	35,615
Spartan Motors, Inc.	166,527	1,039,128
Speedway Motorsports, Inc.	213,315	3,088,801
*Sport Chalet, Inc. Class A	132,485	328,563
*Sport Chalet, Inc. Class B	4,960	14,136
Stage Stores, Inc.	167,083	2,589,786
Standard Motor Products, Inc.	111,623	1,351,755
*Standard Pacific Corp.	353,278	1,554,423
*Stanley Furniture, Inc.	54,893	227,806
Stein Mart, Inc.	104,352	817,598
*Steinway Musical Instruments, Inc.	57,297	1,094,946
#Stewart Enterprises, Inc.	404,195	2,578,764
*Stoneridge, Inc.	68,910	1,016,422
Strattec Security Corp.	16,204	521,769
Superior Industries International, Inc.	151,264	3,025,280
*Syms Corp.	44,394	280,570
*Systemax, Inc.	249,942	3,414,208
*Tandy Brands Accessories, Inc.	56,879	164,949
Tandy Leather Factory, Inc.	17,766	91,317
*Timberland Co. Class A	29,500	788,535
*Toll Brothers, Inc.	86,590	1,752,582
*Trans World Entertainment Corp.	62,666	110,919
*TRW Automotive Holdings Corp.	113,819	6,790,442
*Tuesday Morning Corp.	189,888	939,946
*Unifi, Inc.	95,942	1,595,515
*Vail Resorts, Inc.	33,700	1,619,285
*Valuevision Media, Inc. Class A	34,465	213,338
Wendy’s/Arby’s Group, Inc.	1,275,378	6,160,076
#*West Marine, Inc.	121,225	1,550,468
*Wet Seal, Inc. (The)	73,432	251,137
Weyco Group, Inc.	7,765	179,604
Williams-Sonoma, Inc.	2,141	68,940
Wolverine World Wide, Inc.	4,410	140,458
Wyndham Worldwide Corp.	377,800	10,627,514
*Zale Corp.	35,995	168,097

Total Consumer Discretionary		425,099,228

Consumer Staples — (3.6%)
Alico, Inc.	74	1,858

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Alliance One International, Inc.	440,489	$1,687,073
Andersons, Inc. (The)	50,518	1,959,088
B&G Foods, Inc.	107,912	1,449,258
Bridgford Foods Corp.	2,976	35,652
*Cagle’s, Inc. Class A	10,077	80,011
CCA Industries, Inc.	9,202	55,304
*Central Garden & Pet Co.	82,266	798,803
*Central Garden & Pet Co. Class A	184,127	1,745,524
#*Chiquita Brands International, Inc.	254,870	3,930,095
Coca-Cola Bottling Co.	6,479	349,996
*Constellation Brands, Inc. Class A	403,027	7,746,179
*Constellation Brands, Inc. Class B	688	13,141
*Craft Brewers Alliance, Inc.	87,860	644,892
Del Monte Foods Co.	626,422	11,876,961
*Dole Food Co., Inc.	52,399	732,538
*Elizabeth Arden, Inc.	46,897	1,200,094
Farmer Brothers Co.	83,478	1,082,710
Fresh Del Monte Produce, Inc.	217,495	5,752,743
Golden Enterprises, Inc.	27,634	88,429
Griffin Land & Nurseries, Inc. Class A	9,157	268,483
*Hain Celestial Group, Inc.	177,254	4,720,274
*Harbinger Group, Inc.	45,939	264,609
*Heckmann Corp.	106,391	513,869
Imperial Sugar Co.	65,337	782,737
Ingles Markets, Inc.	58,479	1,132,738
*John B. Sanfilippo & Son, Inc.	48,275	548,404
*Mannatech, Inc.	88,494	157,519
MGP Ingredients, Inc.	66,570	628,754
Nash-Finch Co.	104,638	3,941,713
*Natural Alternatives International, Inc.	235	1,248
*Nutraceutical International Corp.	63,623	882,451
Oil-Dri Corp. of America	29,859	569,710
*Omega Protein Corp.	141,227	1,152,412
*Pantry, Inc.	121,829	2,030,889
*Parlux Fragrances, Inc.	136,351	455,412
*Physicians Formula Holdings, Inc.	58,016	223,362
#*Pilgrim’s Pride Corp.	1,117	7,797
*Prestige Brands Holdings, Inc.	268,318	2,962,231
*Ralcorp Holdings, Inc.	149,606	9,155,887
Schiff Nutrition International, Inc.	11,657	86,495
*Seneca Foods Corp.	20,666	574,515
*Seneca Foods Corp. Class B	1,705	47,194
*Smart Balance, Inc.	207,410	830,677
*Smithfield Foods, Inc.	338,611	6,741,745
Spartan Stores, Inc.	114,706	1,662,090
*Spectrum Brands Holdings, Inc.	251	8,228
#SUPERVALU, Inc.	159,218	1,160,699
*Susser Holdings Corp.	93,476	1,347,924
Tasty Baking Co.	52,769	192,607
#*TreeHouse Foods, Inc.	57,458	2,749,365
Universal Corp.	79,333	3,005,927
Village Super Market, Inc.	7,703	241,951
Weis Markets, Inc.	41,805	1,652,552
*Winn-Dixie Stores, Inc.	218,438	1,393,634

Total Consumer Staples		93,326,451

Energy — (10.5%)
Adams Resources & Energy, Inc.	24,137	603,666
*Allis-Chalmers Energy, Inc.	141,360	1,071,509
Alon USA Energy, Inc.	131,090	1,023,813
*Approach Resources, Inc.	85,023	2,267,563

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#*ATP Oil & Gas Corp.	99,997	$1,695,949
*Barnwell Industries, Inc.	15,186	113,591
*Basic Energy Services, Inc.	212,195	3,874,681
#Berry Petroleum Corp. Class A	85,092	3,971,244
#*Bill Barrett Corp.	168,890	6,921,112
#*BioFuel Energy Corp.	10,688	12,184
●*BioFuel Energy Corp. Depository Shares Series A	26,950	30,723
*Bolt Technology Corp.	3,796	53,979
*Bristow Group, Inc.	173,568	8,937,016
*Bronco Drilling Co., Inc.	151,566	1,048,837
*Cal Dive International, Inc.	104,147	639,463
Cimarex Energy Co.	51,914	5,405,805
*Clayton Williams Energy, Inc.	3,704	328,360
*Complete Production Services, Inc.	321,689	8,987,991
*Crimson Exploration, Inc.	39,323	167,123
Crosstex Energy, Inc.	205,610	1,739,461
*CVR Energy, Inc.	314,600	5,448,872
*Dawson Geophysical Co.	41,858	1,415,219
Delek US Holdings, Inc.	123,601	1,029,596
*Denbury Resources, Inc.	79,990	1,627,796
DHT Holdings, Inc.	18,706	95,214
*Double Eagle Petroleum Co.	33,895	264,042
*Energy Partners, Ltd.	75,933	1,221,762
*ENGlobal Corp.	1,257	5,669
#*Exterran Holdings, Inc.	296,231	7,349,491
*Frontier Oil Corp.	274,297	5,705,378
General Maritime Corp.	190,680	583,481
*Geokinetics, Inc.	19,301	164,252
*GeoMet, Inc.	23,673	29,118
*GeoResources, Inc.	22,317	616,842
*Global Industries, Ltd.	353,109	2,830,169
#*Goodrich Petroleum Corp.	16,720	354,798
#*Green Plains Renewable Energy, Inc.	11,272	125,683
Gulf Island Fabrication, Inc.	70,694	1,914,394
*Gulfmark Offshore, Inc.	117,623	4,522,604
*Harvest Natural Resources, Inc.	177,631	1,975,257
*Helix Energy Solutions Group, Inc.	509,160	6,313,584
*Hercules Offshore, Inc.	329,373	1,090,225
*HKN, Inc.	32,614	111,214
#*Hornbeck Offshore Services, Inc.	151,333	3,592,645
*International Coal Group, Inc.	563,095	5,208,629
*Key Energy Services, Inc.	238,392	3,172,998
*Lucas Energy, Inc.	750	1,710
*Mitcham Industries, Inc.	48,656	535,703
*Natural Gas Services Group, Inc.	68,721	1,227,357
*Newpark Resources, Inc.	477,251	2,853,961
#Overseas Shipholding Group, Inc.	125,985	4,187,741
*OYO Geospace Corp.	200	19,166
*Parker Drilling Co.	489,490	2,124,387
#*Patriot Coal Corp.	171,800	4,496,006
Patterson-UTI Energy, Inc.	473,266	11,046,028
Penn Virginia Corp.	188,235	3,271,524
*Petroleum Development Corp.	127,566	5,805,529
*PHI, Inc. Non-Voting	96,242	1,984,510
*PHI, Inc. Voting	91	2,093
*Pioneer Drilling Co.	275,482	2,440,771
Pioneer Natural Resources Co.	84,887	8,077,847
*Plains Exploration & Production Co.	372,716	13,194,146
*REX American Resources Corp.	110,895	1,670,079
#*Rex Energy Corp.	39,515	475,563
*Rosetta Resources, Inc.	102,910	4,111,254

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Rowan Cos., Inc.	322,685	$11,061,642
SEACOR Holdings, Inc.	69,842	7,381,601
#*Seahawk Drilling, Inc.	1,026	7,126
SM Energy Co.	17,942	1,115,275
Southern Union Co.	1	14
Sunoco, Inc.	288,141	12,231,585
*Superior Energy Services, Inc.	13,199	463,549
*Swift Energy Corp.	177,570	7,575,136
*Teekay Corp.	206,271	6,984,336
*Tesoro Petroleum Corp.	419,582	8,076,954
*Tetra Technologies, Inc.	116,351	1,320,584
*TGC Industries, Inc.	8,672	39,804
Tidewater, Inc.	146,594	8,720,877
*Union Drilling, Inc.	52,568	383,746
*Unit Corp.	103,566	5,302,579
*USEC, Inc.	629,307	3,492,654
*Western Refining, Inc.	426,362	5,193,089
*Whiting Petroleum Corp.	164,248	20,741,237
*Willbros Group, Inc.	89,194	1,066,760

Total Energy		274,346,925

Financials — (22.4%)
*1st Constitution Bancorp	592	5,300
1st Source Corp.	216,194	4,075,257
21st Century Holding Co.	55,857	185,445
Abington Bancorp, Inc.	137,148	1,703,378
Access National Corp.	3,732	25,340
Advance America Cash Advance Centers, Inc.	94,854	580,506
*Affirmative Insurance Holdings, Inc.	41,536	103,840
*Allegheny Corp.	16,317	5,038,363
*Alliance Bancorp, Inc. of Pennsylvania	533	5,730
Alliance Financial Corp.	10,710	318,194
*Allied World Assurance Co. Holdings, Ltd.	155,508	9,381,798
Alterra Capital Holdings, Ltd.	103,058	2,220,900
Ameriana Bancorp	945	4,820
*American Capital, Ltd.	1,164,025	9,510,084
American Equity Investment Life Holding Co.	383,599	4,864,035
American Financial Group, Inc.	370,385	12,048,624
*American Independence Corp.	23,061	115,305
American National Bankshares, Inc.	13,424	276,132
American National Insurance Co.	42,285	3,525,723
*American River Bankshares	7,628	49,887
*American Safety Insurance Holdings, Ltd.	58,379	1,171,083
*Ameris Bancorp	69,082	658,351
*AMERISAFE, Inc.	90,570	1,613,052
*AmeriServe Financial, Inc.	182,092	378,751
Argo Group International Holdings, Ltd.	127,903	4,555,905
Aspen Insurance Holdings, Ltd.	276,228	8,300,651
*Asset Acceptance Capital Corp.	42,956	260,313
#Associated Banc-Corp.	298,539	4,173,575
Assurant, Inc.	361,618	14,186,274
Assured Guaranty, Ltd.	448,777	6,489,315
Asta Funding, Inc.	51,615	396,145
#Astoria Financial Corp.	225,011	3,204,157
*Atlantic American Corp.	6,923	15,092
*Atlantic Coast Federal Corp.	12,653	25,559
Auburn National Bancorporation, Inc.	152	3,095
*Avatar Holdings, Inc.	58,047	1,159,199
Axis Capital Holdings, Ltd.	96,965	3,450,015
*B of I Holding, Inc.	52,772	797,385
Baldwin & Lyons, Inc. Class B	58,678	1,318,495

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Bancorp of New Jersey, Inc.	541	$5,789
Bancorp Rhode Island, Inc.	11,968	360,955
*Bancorp, Inc.	59,776	561,894
*BancTrust Financial Group, Inc.	43,138	120,355
Bank Mutual Corp.	224,726	995,536
Bank of Kentucky Financial Corp.	7,210	147,805
#*BankAtlantic Bancorp, Inc.	50,776	50,776
BankFinancial Corp.	127,495	1,162,754
Banner Corp.	65,892	155,505
Bar Harbor Bankshares	13,518	394,861
BCB Bancorp, Inc.	6,641	71,922
*BCSB Bancorp, Inc.	652	7,863
Beacon Federal Bancorp, Inc.	1,208	15,487
*Beneficial Mutual Bancorp, Inc.	7,772	68,627
*Berkshire Bancorp, Inc.	2,534	20,069
Berkshire Hills Bancorp, Inc.	70,798	1,503,750
Boston Private Financial Holdings, Inc.	272,770	1,830,287
*Bridge Capital Holdings	10,296	90,399
Brookline Bancorp, Inc.	110,005	1,191,354
Bryn Mawr Bank Corp.	5,030	90,439
C&F Financial Corp.	101	2,423
*Cadence Financial Corp.	46,745	116,395
California First National Bancorp	17,918	254,436
*Camco Financial Corp.	16,833	34,171
Camden National Corp.	25,457	871,393
Capital City Bank Group, Inc.	27,369	346,218
Capital Southwest Corp.	24,997	2,438,457
CapitalSource, Inc.	410,169	3,166,505
Cardinal Financial Corp.	124,633	1,370,963
Carrollton Bancorp	200	950
#Carver Bancorp, Inc.	200	430
Cash America International, Inc.	82	3,299
#Cathay General Bancorp	272,631	4,719,243
#Center Bancorp, Inc.	39,915	359,235
*Center Financial Corp.	126,705	931,282
CenterState Banks of Florida, Inc.	4,991	36,634
Central Bancorp, Inc.	5,705	80,726
*Centrue Financial Corp.	4,260	3,280
Century Bancorp, Inc. Class A	473	12,743
CFS Bancorp, Inc.	116,086	617,578
Chemical Financial Corp.	75,088	1,558,827
*Chicopee Bancorp, Inc.	6,935	100,211
*Citizens Community Bancorp, Inc.	29,400	146,706
Citizens Holding Co.	701	14,297
Citizens South Banking Corp.	21,373	95,537
#*Citizens, Inc.	165,879	1,182,717
*CNA Surety Corp.	236,458	5,682,086
CNB Financial Corp.	100	1,391
*CNO Financial Group, Inc.	1,096,271	6,939,395
CoBiz Financial, Inc.	119,936	765,192
Codorus Valley Bancorp, Inc.	4,519	45,868
*Colonial Financial Services, Inc.	14,655	181,722
#*Colony Bankcorp, Inc.	4,653	19,752
Columbia Banking System, Inc.	64,156	1,289,536
Commercial National Financial Corp.	100	1,961
*Commonwealth Bankshares, Inc.	1,300	1,612
#Community Bank System, Inc.	130,114	3,289,282
*Community Capital Corp.	3,618	9,226
Community Trust Bancorp, Inc.	2,758	79,734
*Community West Bancshares	16,252	71,184
*CompuCredit Holdings Corp.	163,916	990,053

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Consumer Portfolio Services, Inc.	76,513	$93,346
*Cowen Group, Inc.	6,778	30,704
*Crescent Financial Corp.	47,032	107,703
#CVB Financial Corp.	400	3,312
#Danvers Bancorp, Inc.	36,247	781,485
#*Dearborn Bancorp, Inc.	34,787	62,964
#Delphi Financial Group, Inc. Class A	111,871	3,219,647
Dime Community Bancshares, Inc.	12,909	194,668
Donegal Group, Inc. Class A	73,524	952,136
Donegal Group, Inc. Class B	6,311	108,202
*Doral Financial Corp.	5,100	6,324
*E*Trade Financial Corp.	340,303	5,635,418
*Eagle Bancorp Montana, Inc.	101	1,136
#East West Bancorp, Inc.	25,989	564,221
Eastern Insurance Holdings, Inc.	54,171	703,681
Eastern Virginia Bankshares, Inc.	7,095	33,701
ECB Bancorp, Inc.	1,816	24,570
EMC Insurance Group, Inc.	144,838	3,254,510
Employers Holdings, Inc.	54,624	917,137
*Encore Bancshares, Inc.	31,263	362,026
*Encore Capital Group, Inc.	101,528	2,309,762
Endurance Specialty Holdings, Ltd.	181,699	8,447,186
Enterprise Bancorp, Inc.	6,771	97,096
Enterprise Financial Services Corp.	30,919	401,329
ESB Financial Corp.	14,979	206,111
ESSA Bancorp, Inc.	68,531	865,547
Evans Bancorp, Inc.	8,434	122,715
Everest Re Group, Ltd.	21,936	1,848,766
#F.N.B. Corp.	351,637	3,551,534
*Farmers Capital Bank Corp.	1,092	8,015
FBL Financial Group, Inc. Class A	121,213	3,370,934
Federal Agricultural Mortgage Corp.	51,990	802,726
Federal Agricultural Mortgage Corp. Class A	2,471	31,752
Fidelity Bancorp, Inc.	2,558	18,546
Fidelity National Financial, Inc.	336,949	4,531,964
#*Fidelity Southern Corp.	28,719	242,387
Financial Institutions, Inc.	20,384	394,023
*First Acceptance Corp.	101,596	186,937
First Advantage Bancorp	4,736	66,304
First American Financial Corp.	117,783	1,826,814
First Bancorp	63,964	961,379
First Bancorp, Inc.	14,378	212,363
*First Bancshares, Inc.	2,300	15,732
First Bancshares, Inc. (The)	171	1,560
First Busey Corp.	101,542	499,587
First Business Financial Services, Inc.	2,217	27,225
*First California Financial Group, Inc.	9,085	28,799
First Citizens BancShares, Inc.	20,760	4,176,289
First Commonwealth Financial Corp.	337,336	2,169,070
First Community Bancshares, Inc.	32,559	437,919
*First Defiance Financial Corp.	30,898	404,455
#*First Federal Bancshares of Arkansas, Inc.	18,662	42,736
*First Federal of Northern Michigan Bancorp, Inc.	7,296	28,746
First Financial Corp.	61,052	1,924,970
First Financial Holdings, Inc.	81,607	845,449
First Financial Northwest, Inc.	111,813	525,521
*First Financial Service Corp.	800	3,672
*First Franklin Corp.	2,645	38,194
First M&F Corp.	11,390	44,877
*First Marblehead Corp. (The)	254,263	559,379
First Merchants Corp.	174,238	1,578,596

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
First Mercury Financial Corp.	85,664	$1,409,173
First Midwest Bancorp, Inc.	272,225	3,182,310
#First Niagara Financial Group, Inc.	230,639	3,201,269
#First Pactrust Bancorp, Inc.	24,516	341,263
*First Place Financial Corp.	158,429	449,938
*First Security Group, Inc.	16,508	15,683
First South Bancorp, Inc.	167	969
#First United Corp.	6,970	29,135
First West Virginia Bancorp, Inc.	811	13,236
Firstbank Corp.	14,518	97,269
*FirstCity Financial Corp.	56,481	438,293
Flagstone Reinsurance Holdings SA	276,343	3,387,965
Flushing Financial Corp.	98,849	1,408,598
*FNB United Corp.	35,016	14,707
#*Forest City Enterprises, Inc. Class A	156,704	2,649,865
*Forestar Group, Inc.	2,600	48,516
*Fox Chase Bancorp, Inc.	10,849	133,334
*FPIC Insurance Group, Inc.	107,865	3,857,252
Fulton Financial Corp.	73,263	756,074
GAINSCO, Inc.	102	765
*Genworth Financial, Inc.	525,160	7,126,421
German American Bancorp, Inc.	62,409	1,068,442
*Global Indemnity P.L.C.	49,478	985,354
Great Southern Bancorp, Inc.	22,192	486,005
#*Greene Bancshares, Inc.	52,372	164,972
*Greenlight Capital Re, Ltd.	100	2,827
*Guaranty Bancorp	264,813	389,275
*Guaranty Federal Bancshares, Inc.	14,051	96,249
*Hallmark Financial Services, Inc.	107,374	911,605
Hampden Bancorp, Inc.	14,596	177,341
*Hanmi Financial Corp.	28,419	37,371
Hanover Insurance Group, Inc.	122,927	5,814,447
Harleysville Group, Inc.	214,178	7,566,909
Harleysville Savings Financial Corp.	1,176	17,581
*Harris & Harris Group, Inc.	123,357	627,887
Hawthorn Bancshares, Inc.	7,685	67,935
HCC Insurance Holdings, Inc.	68,957	2,088,018
Heartland Financial USA, Inc.	5,603	94,747
*Heritage Commerce Corp.	58,644	268,590
*Heritage Financial Corp.	8,168	116,394
*Heritage Financial Group, Inc.	1,316	15,266
HF Financial Corp.	11,763	130,216
*Hilltop Holdings, Inc.	213,651	2,095,916
Hingham Institution for Savings	709	35,450
*HMN Financial, Inc.	24,144	64,464
*Home Bancorp, Inc.	5,384	74,299
Home Federal Bancorp, Inc.	83,022	889,996
Homeowners Choice, Inc.	1,310	10,925
HopFed Bancorp, Inc.	28,268	265,719
Horace Mann Educators Corp.	260,498	4,501,405
Horizon Bancorp	1,686	45,859
Huntington Bancshares, Inc.	346,700	2,510,108
IBERIABANK Corp.	46,162	2,618,309
Independence Holding Co.	45,586	359,674
#Independent Bank Corp.	57,434	1,561,056
Indiana Community Bancorp	12,959	207,992
Infinity Property & Casualty Corp.	109,739	6,555,808
Interactive Brokers Group, Inc.	73,000	1,180,410
*International Assets Holding Corp.	11,931	279,185
International Bancshares Corp.	89,171	1,691,574
*Internet Capital Group, Inc.	363,211	4,423,910

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Intervest Bancshares Corp.	10,203	$26,834
Investors Title Co.	7,764	248,370
*Jacksonville Bancorp, Inc.	1,456	9,828
*Jefferson Bancshares, Inc.	4,587	19,082
JMP Group, Inc.	22,825	170,959
*LaBranche & Co., Inc.	104,360	392,394
Lake Shore Bancorp, Inc.	968	9,244
Lakeland Bancorp, Inc.	120,437	1,158,605
Lakeland Financial Corp.	10,429	214,629
Landmark Bancorp, Inc.	1,808	29,778
Legacy Bancorp, Inc.	55,833	725,829
Legg Mason, Inc.	143,841	4,765,452
LNB Bancorp, Inc.	50,800	268,224
*Louisiana Bancorp, Inc.	4,919	72,555
*LSB Financial Corp.	688	10,437
#*Macatawa Bank Corp.	63,266	272,044
*Magyar Bancorp, Inc.	6,751	28,017
Maiden Holdings, Ltd.	19,884	159,072
MainSource Financial Group, Inc.	126,718	1,151,233
*Market Leader, Inc.	200	494
*Marlin Business Services Corp.	58,559	764,781
Marshall & Ilsley Corp.	741,586	5,183,686
Mayflower Bancorp, Inc.	475	4,251
MB Financial, Inc.	166,886	3,280,979
#*MBIA, Inc.	682,193	7,299,465
#*MBT Financial Corp.	53,266	98,542
MCG Capital Corp.	420,652	2,860,434
Meadowbrook Insurance Group, Inc.	362,991	3,444,785
Medallion Financial Corp.	94,857	742,730
#*Mercantile Bancorp, Inc.	6,055	6,782
Mercantile Bank Corp.	15,839	144,610
Mercer Insurance Group, Inc.	39,743	1,114,791
Merchants Bancshares, Inc.	3,431	94,250
*Meridian Interstate Bancorp, Inc.	10,983	133,993
Meta Financial Group, Inc.	10,537	158,793
*Metro Bancorp, Inc.	60,624	729,307
*MetroCorp Bancshares, Inc.	12,561	49,616
*MF Global Holdings, Ltd.	615,562	5,096,853
#*MGIC Investment Corp.	352,874	2,960,613
MicroFinancial, Inc.	47,656	197,772
*Mid Penn Bancorp, Inc.	262	2,686
MidSouth Bancorp, Inc.	38,863	521,541
MidWestOne Financial Group, Inc.	16,967	238,726
Montpelier Re Holdings, Ltd.	372,356	7,391,267
MSB Financial Corp.	3,000	18,000
MutualFirst Financial, Inc.	16,714	171,318
*Nara Bancorp, Inc.	90,401	882,314
*NASDAQ OMX Group, Inc. (The)	256,977	6,290,797
*National Financial Partners Corp.	138,347	1,754,240
National Penn Bancshares, Inc.	362,018	2,954,067
National Security Group, Inc.	193	2,302
National Western Life Insurance Co. Class A	5,404	934,784
Naugatuck Valley Financial Corp.	723	6,362
*Navigators Group, Inc. (The)	86,318	4,224,403
Nelnet, Inc. Class A	127,158	2,850,882
*New Century Bancorp, Inc.	5,903	29,692
New England Bancshares, Inc.	484	4,550
New Hampshire Thrift Bancshares, Inc.	16,158	212,478
New Westfield Financial, Inc.	124,356	1,054,539
NewAlliance Bancshares, Inc.	339,521	5,075,839
*NewBridge Bancorp	43,564	221,741

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Newport Bancorp, Inc.	1,100	$13,794
*NewStar Financial, Inc.	203,721	1,974,056
North Central Bancshares, Inc.	3,500	56,175
*North Valley Bancorp	2,789	25,603
*Northeast Bancorp	522	8,013
Northeast Community Bancorp, Inc.	50,944	317,891
Northrim Bancorp, Inc.	24,258	457,021
Northwest Bancshares, Inc.	9,785	114,631
Norwood Financial Corp.	2,270	61,767
Ocean Shore Holding Co.	1,921	23,148
OceanFirst Financial Corp.	20,456	283,316
*Ocwen Financial Corp.	196,552	1,985,175
Ohio Valley Banc Corp.	68	1,357
Old National Bancorp	184,932	1,984,320
#Old Republic International Corp.	880,993	10,774,544
Old Second Bancorp, Inc.	56,217	88,261
OneBeacon Insurance Group, Ltd.	78,698	1,082,097
Oppenheimer Holdings, Inc. Class A	1,949	50,869
Oriental Financial Group, Inc.	46,405	548,507
Pacific Continental Corp.	19,860	201,579
#*Pacific Mercantile Bancorp	59,804	229,647
*Pacific Premier Bancorp, Inc.	15,952	106,400
*Park Bancorp, Inc.	200	781
Parkvale Financial Corp.	14,234	153,016
#*Patriot National Bancorp	8,731	21,828
Peapack-Gladstone Financial Corp.	14,545	198,103
#*Penson Worldwide, Inc.	94,203	448,406
Peoples Bancorp of North Carolina	4,643	29,576
Peoples Bancorp, Inc.	56,214	763,948
#*PHH Corp.	332,346	7,939,746
*Phoenix Cos., Inc. (The)	502,831	1,287,247
*PICO Holdings, Inc.	97,889	3,032,601
#*Pinnacle Financial Partners, Inc.	124,809	1,717,372
#*Piper Jaffray Cos., Inc.	78,183	3,268,049
*Platinum Underwriters Holdings, Ltd.	152,924	6,759,241
#*PMI Group, Inc. (The)	530,497	1,543,746
*Popular, Inc.	770,341	2,472,795
Porter Bancorp, Inc.	5,052	47,893
*Preferred Bank	32,873	60,486
Premier Financial Bancorp, Inc.	17,251	110,061
Presidential Life Corp.	195,310	1,851,539
#*Princeton National Bancorp, Inc.	4,222	18,915
#PrivateBancorp, Inc.	6,300	96,831
*ProAssurance Corp.	52,766	3,095,781
Prosperity Bancshares, Inc.	2,128	86,078
Protective Life Corp.	263,755	7,271,725
Provident Financial Holdings, Inc.	5,982	46,360
Provident Financial Services, Inc.	199,648	2,924,843
Provident New York Bancorp	200,979	1,875,134
#Pulaski Financial Corp.	44,928	333,366
QC Holdings, Inc.	104,573	427,704
QCR Holdings, Inc.	2,083	16,143
Radian Group, Inc.	289,714	2,080,147
Reinsurance Group of America, Inc.	235,808	13,573,108
RenaissanceRe Holdings, Ltd.	43,873	2,878,946
Renasant Corp.	133,877	2,087,142
*Republic First Bancorp, Inc.	1,800	5,724
Resource America, Inc.	83,472	572,618
*Riverview Bancorp, Inc.	33,068	102,180
#RLI Corp.	42,564	2,292,923
Rockville Financial, Inc.	16,888	250,280

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Rome Bancorp, Inc.	67,122	$790,697
#*Royal Bancshares of Pennsylvania, Inc. Class A	3,732	6,456
*Rurban Financial Corp.	1,320	4,818
S&T Bancorp, Inc.	34,853	761,538
*Safeguard Scientifics, Inc.	50,376	828,685
Safety Insurance Group, Inc.	80,846	3,847,461
Salisbury Bancorp, Inc.	490	13,230
Sanders Morris Harris Group, Inc.	140,805	977,187
Sandy Spring Bancorp, Inc.	103,583	1,988,794
Savannah Bancorp, Inc. (The)	14,815	110,816
SCBT Financial Corp.	17,588	547,339
SeaBright Holdings, Inc.	120,277	1,167,890
*Seacoast Banking Corp. of Florida	29,495	50,142
Selective Insurance Group, Inc.	286,067	5,086,271
Shore Bancshares, Inc.	7,562	72,822
*SI Financial Group, Inc.	16,084	146,364
Simmons First National Corp.	127,282	3,537,167
Somerset Hills Bancorp	18,699	176,706
*Southcoast Financial Corp.	14,110	41,624
*Southern Community Financial Corp.	120,522	204,887
*Southern Connecticut Bancorp, Inc.	800	3,488
*Southern First Bancshares, Inc.	12,285	98,401
Southern Missouri Bancorp, Inc.	334	6,326
*Southern National Bancorp of Virginia, Inc.	983	7,441
*Southwest Bancorp, Inc.	96,229	1,317,375
Southwest Georgia Financial Corp.	581	6,827
StanCorp Financial Group, Inc.	32,800	1,463,208
State Auto Financial Corp.	166,964	2,546,201
State Bancorp, Inc.	8,508	81,251
StellarOne Corp.	110,219	1,601,482
Sterling Bancshares, Inc.	172,885	1,533,490
#Stewart Information Services Corp.	47,396	540,788
*Stratus Properties, Inc.	42,734	411,101
*Sun Bancorp, Inc.	114,554	474,254
#*Superior Bancorp	4,279	2,995
Susquehanna Bancshares, Inc.	454,626	4,346,225
*Sussex Bancorp	5,512	33,017
SWS Group, Inc.	82,234	384,855
#Synovus Financial Corp.	45,750	120,780
*Taylor Capital Group, Inc.	40,904	420,084
Teche Holding Co.	3,529	127,926
*Tennessee Commerce Bancorp, Inc.	6,488	32,505
*Texas Capital Bancshares, Inc.	12,145	296,217
TF Financial Corp.	6,877	155,764
*Thomas Properties Group, Inc.	171,057	650,017
*Tidelands Bancshares, Inc.	2,800	3,388
Timberland Bancorp, Inc.	59,792	276,239
Torchmark Corp.	48,430	3,017,189
Tower Bancorp, Inc.	9,166	207,427
*Tower Financial Corp.	4,143	36,583
#Tower Group, Inc.	14	365
TowneBank	39,319	585,853
Transatlantic Holdings, Inc.	235,579	12,120,540
*Tree.com, Inc.	30,809	259,720
#TriCo Bancshares	12,984	196,967
Trustmark Corp.	114,623	2,749,806
Umpqua Holdings Corp.	427,216	4,686,560
Unico American Corp.	35,600	353,864
Union First Market Bankshares Corp.	102,803	1,256,253
United Bancshares, Inc.	190	1,883
#United Bankshares, Inc.	43,297	1,220,975

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
#United Community Bancorp	1,325	$9,891
*United Community Banks, Inc.	224,109	380,985
*United Community Financial Corp.	257,483	396,524
United Financial Bancorp, Inc.	104,119	1,596,144
United Fire & Casualty Co.	105,232	2,109,375
*United Security Bancshares	1,326	4,641
Unitrin, Inc.	235,750	6,344,032
*Unity Bancorp, Inc.	22,377	151,604
Univest Corp. of Pennsylvania	6,662	114,820
Validus Holdings, Ltd.	254,455	7,735,432
*Virginia Commerce Bancorp, Inc.	80,039	481,034
VIST Financial Corp.	10,144	84,195
VSB Bancorp, Inc.	1,262	14,980
Washington Banking Co.	9,705	132,473
Washington Trust Bancorp, Inc.	5,700	114,000
*Waterstone Financial, Inc.	5,158	13,927
Wayne Savings Bancshares, Inc.	1,100	10,417
Webster Financial Corp.	257,316	5,887,390
WesBanco, Inc.	196,782	3,709,341
Wesco Financial Corp.	2,360	886,864
West Bancorporation, Inc.	92,081	660,681
*West Coast Bancorp	47,735	155,139
*Western Alliance Bancorp	135,697	1,017,728
White Mountains Insurance Group, Ltd.	25,592	8,701,280
White River Capital, Inc.	2,027	35,594
Whitney Holding Corp.	390,531	5,197,968
Wilber Corp.	11,038	103,536
Wilmington Trust Corp.	218,040	955,015
Wilshire Bancorp, Inc.	96,416	618,991
#Wintrust Financial Corp.	63,210	2,080,241
WR Berkley Corp.	25,302	714,782
*WSB Holdings, Inc.	4,188	12,355
WVS Financial Corp.	1,304	11,658
*Yadkin Valley Financial Corp.	40,636	112,155
#Zions Bancorporation	281,613	6,640,435
*ZipRealty, Inc.	34,436	92,288

Total Financials		585,207,165

Health Care — (6.2%)
*Accelrys, Inc.	149,600	1,229,712
*ADVENTRX Pharmaceuticals, Inc.	50,532	116,729
*Affymetrix, Inc.	8,258	40,051
#*Air Methods Corp.	5,531	283,408
*Albany Molecular Research, Inc.	212,479	1,060,270
#*Alere, Inc.	157,880	6,184,160
*Allied Healthcare International, Inc.	234,174	566,701
*Allied Healthcare Products, Inc.	26,236	110,716
*Amedisys, Inc.	20,734	706,822
*American Dental Partners, Inc.	81,590	1,037,009
*American Shared Hospital Services	8,624	27,683
*AMN Healthcare Services, Inc.	56,849	329,724
*Amsurg Corp.	8,951	188,598
*AngioDynamics, Inc.	158,817	2,572,041
*Anika Therapeutics, Inc.	61,800	431,982
*Animal Health International, Inc.	4,200	11,634
Arrhythmia Research Technology, Inc.	898	4,993
#*Assisted Living Concepts, Inc.	55,770	1,835,948
*Bioanalytical Systems, Inc.	9,341	20,457
#*BioScrip, Inc.	120,081	622,020
*BMP Sunstone Corp.	40,096	398,554
*Caliper Life Sciences, Inc.	199,249	1,283,164

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*Cambrex Corp.	172,543	$786,796
Cantel Medical Corp.	72,529	1,544,142
*Capital Senior Living Corp.	224,289	1,531,894
*Caraco Pharmaceutical Laboratories, Ltd.	1,120	5,298
*CardioNet, Inc.	113,494	493,699
*Celera Corp.	351,009	2,170,991
*Codexis, Inc.	29,390	265,392
*Community Health Systems, Inc.	134,596	4,727,012
*CONMED Corp.	205,318	5,360,853
*Continucare Corp.	33,198	135,116
#Cooper Cos., Inc.	95,743	5,489,904
*Coventry Health Care, Inc.	280,127	8,395,406
*Cross Country Healthcare, Inc.	219,349	1,579,313
*CryoLife, Inc.	3,600	18,252
*Cumberland Pharmaceuticals, Inc.	2,857	17,713
*Cutera, Inc.	75,922	621,042
*Cynosure, Inc. Class A	49,048	535,359
Daxor Corp.	10,080	95,458
*Digirad Corp.	25,283	57,140
*Dynacq Healthcare, Inc.	7,262	16,194
Ensign Group, Inc.	19,557	472,497
*Five Star Quality Care, Inc.	99,452	622,570
*Gentiva Health Services, Inc.	146,667	3,376,274
*Greatbatch, Inc.	128,271	3,020,782
*Harvard Bioscience, Inc.	134,704	573,839
*Health Net, Inc.	38,666	1,103,141
*HealthSpring, Inc.	331,372	10,070,395
*Healthways, Inc.	115,561	1,383,265
Hill-Rom Holdings, Inc.	41,410	1,675,863
*Hologic, Inc.	664,048	13,227,836
*IntegraMed America, Inc.	87,904	838,604
Invacare Corp.	93,353	2,580,277
*Iridex Corp.	15,026	60,405
*Kendle International, Inc.	64,180	729,085
Kewaunee Scientific Corp.	10,051	137,900
*Kindred Healthcare, Inc.	148,549	2,779,352
*King Pharmaceuticals, Inc.	239,935	3,416,674
*K-V Pharmaceutical Co.	90,358	145,476
*K-V Pharmaceutical Co. Class B	566	934
*Lannet Co., Inc.	28,156	147,256
*LCA-Vision, Inc.	86,734	587,189
*LeMaitre Vascular, Inc.	47,310	332,116
*LifePoint Hospitals, Inc.	201,636	7,097,587
*Martek Biosciences Corp.	133,363	4,188,932
*Matrixx Initiatives, Inc.	48,401	386,724
Maxygen, Inc.	164,597	653,450
*MedCath Corp.	123,706	1,656,423
*Medical Action Industries, Inc.	90,468	732,791
*MediciNova, Inc.	2,650	13,224
MEDTOX Scientific, Inc.	30,419	409,744
*Misonix, Inc.	28,468	66,757
*Molina Healthcare, Inc.	79,801	2,446,699
*Myrexis, Inc.	1,482	5,824
*Natus Medical, Inc.	113,923	1,715,680
*NovaMed, Inc.	32,728	428,082
Omnicare, Inc.	341,925	8,862,696
*Omnicell, Inc.	1,500	20,902
*Par Pharmaceutical Cos., Inc.	73,778	2,635,350
*PDI, Inc.	95,340	769,870
*PharMerica Corp.	85,449	966,428
*Progenics Pharmaceuticals, Inc.	5,584	31,187

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Regeneration Technologies, Inc.	142,049	$380,691
*Repligen Corp.	4,251	21,978
*Rochester Medical Corp.	1,658	17,716
*Select Medical Holdings Corp.	8,938	60,242
*Skilled Healthcare Group, Inc.	80,060	859,844
*Solta Medical, Inc.	12,016	33,044
Span-American Medical System, Inc.	12,454	185,066
*SRI/Surgical Express, Inc.	25,663	149,872
*Strategic Diagnostics, Inc.	33,915	70,204
*Sucampo Pharmaceuticals, Inc.	42,639	184,200
*Sun Healthcare Group, Inc.	66,056	825,370
*SunLink Health Systems, Inc.	12,035	22,024
*SuperGen, Inc.	11,266	33,911
*Symmetry Medical, Inc.	119,025	1,139,069
*Synovis Life Technologies, Inc.	1,664	24,935
Teleflex, Inc.	100,291	5,748,680
*Theragenics Corp.	182,829	301,668
*TomoTherapy, Inc.	240,312	802,642
*TranS1, Inc.	3,857	13,307
*Transcept Pharmaceuticals, Inc.	62,216	516,393
*Triple-S Management Corp.	97,966	1,808,452
Universal American Corp.	361,526	7,299,210
*Viropharma, Inc.	429,403	7,042,209
*Vital Images, Inc.	58,075	771,817
*WellCare Health Plans, Inc.	1,285	38,422
Young Innovations, Inc.	31,756	953,315

Total Health Care		162,583,711

Industrials — (13.5%)
*A.T. Cross Co.	71,426	695,689
*AAR Corp.	212,835	5,701,850
Aceto Corp.	196,786	1,694,327
*AeroCentury Corp.	9,884	188,784
#*AGCO Corp.	70,321	3,565,275
#*Air Transport Services Group, Inc.	225,384	1,667,842
Aircastle, Ltd.	308,593	3,277,258
*AirTran Holdings, Inc.	75,000	554,250
Alamo Group, Inc.	66,795	1,733,330
*Alaska Air Group, Inc.	81,595	4,833,688
Albany International Corp.	33,200	748,660
Alexander & Baldwin, Inc.	207,231	8,314,108
*Allied Defense Group, Inc.	28,399	98,829
*Amerco, Inc.	93,653	8,523,360
*American Railcar Industries, Inc.	110,357	2,093,472
*American Reprographics Co.	62,664	505,698
American Woodmark Corp.	52,935	987,238
Ameron International Corp.	40,540	2,796,044
Ampco-Pittsburgh Corp.	22,208	553,201
*AMREP Corp.	7,320	93,916
#Apogee Enterprises, Inc.	146,434	1,872,891
Applied Industrial Technologies, Inc.	169,502	5,366,433
Arkansas Best Corp.	85,871	2,194,004
Armstrong World Industries, Inc.	117,405	4,767,817
*Arotech Corp.	32,413	52,509
#*Ascent Solar Technologies, Inc.	45,140	143,094
*Atlas Air Worldwide Holdings, Inc.	114,330	5,809,107
*Avalon Holding Corp. Class A	12,927	38,781
#*Avis Budget Group, Inc.	368,594	5,101,341
#Barnes Group, Inc.	62,835	1,245,390
Barrett Business Services, Inc.	20,071	295,445
*BlueLinx Holdings, Inc.	89,031	323,183

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Breeze-Eastern Corp.	6,730	$47,110
Briggs & Stratton Corp.	114,413	2,284,828
*BTU International, Inc.	4,574	52,510
*CAI International, Inc.	34,145	650,121
Cascade Corp.	20,590	969,171
*Casella Waste Systems, Inc.	15,559	124,783
CDI Corp.	129,906	2,086,290
*CECO Environmental Corp.	14,290	79,310
*Celadon Group, Inc.	93,943	1,376,265
*Ceradyne, Inc.	129,038	4,571,816
*Champion Industries, Inc.	41,391	82,782
*Chart Industries, Inc.	57,376	2,083,896
Chase Corp.	8,201	126,295
Chicago Rivet & Machine Co.	1,073	20,408
CIRCOR International, Inc.	55,854	2,255,943
*Columbus McKinnon Corp.	51,142	862,766
CompX International, Inc.	5,770	78,472
*Consolidated Graphics, Inc.	47,757	2,390,238
Courier Corp.	21,590	306,038
*Covenant Transportation Group, Inc.	78,999	708,621
*CPI Aerostructures, Inc.	26,430	314,253
*CRA International, Inc.	34,685	842,152
Curtiss-Wright Corp.	42,250	1,466,075
Ducommun, Inc.	66,592	1,462,360
*DXP Enterprises, Inc.	4,897	106,657
*Dycom Industries, Inc.	195,015	3,133,891
#*Eagle Bulk Shipping, Inc.	373,184	1,526,323
Eastern Co.	34,260	650,597
Ecology & Environment, Inc. Class A	7,958	120,166
Encore Wire Corp.	112,869	2,533,345
#*Energy Conversion Devices, Inc.	136,238	555,851
EnergySolutions, Inc.	74,938	443,633
*EnerSys	72,816	2,389,821
Ennis, Inc.	139,815	2,325,123
*EnPro Industries, Inc.	59,035	2,450,543
Espey Manufacturing & Electronics Corp.	13,465	291,113
*Esterline Technologies Corp.	118,749	8,452,554
#*Excel Maritime Carriers, Ltd.	76,751	347,682
Federal Signal Corp.	231,347	1,610,175
*Flow International Corp.	79,470	298,012
*Franklin Covey Co.	78,191	612,236
Freightcar America, Inc.	54,647	1,558,532
*Frozen Food Express Industries	131,556	531,486
*FTI Consulting, Inc.	29,100	1,061,277
G & K Services, Inc. Class A	86,179	2,699,988
GATX Corp.	226,335	7,525,639
#*Genco Shipping & Trading, Ltd.	123,420	1,426,735
*Gencor Industries, Inc.	32,703	257,700
*General Cable Corp.	27,203	1,006,783
*GEO Group, Inc. (The)	59,222	1,407,707
*Gibraltar Industries, Inc.	149,023	1,643,724
*Global Defense Technology & Systems, Inc.	100	1,646
*GP Strategies Corp.	94,014	929,798
Granite Construction, Inc.	26,926	695,768
Great Lakes Dredge & Dock Corp.	296,702	2,465,594
*Greenbrier Cos., Inc.	138,591	3,280,449
*Griffon Corp.	307,936	3,584,375
*H&E Equipment Services, Inc.	149,433	1,736,411
Hardinge, Inc.	76,704	671,160
*Heritage-Crystal Clean, Inc.	335	3,889
*Herley Industries, Inc.	121,951	2,003,655

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Hertz Global Holdings, Inc.	259,975	$3,824,232
*Hill International, Inc.	1,984	12,896
Horizon Lines, Inc.	171,230	847,588
*Hudson Highland Group, Inc.	89,745	495,392
*Hurco Cos., Inc.	33,133	842,572
*ICF International, Inc.	4,586	110,546
*Identive Group, Inc.	104,495	270,642
*Innovative Solutions & Support, Inc.	10,961	63,574
*Insituform Technologies, Inc.	32,798	902,273
Insteel Industries, Inc.	53,462	610,536
*Interline Brands, Inc.	153,643	3,261,841
International Shipholding Corp.	29,483	738,844
Intersections, Inc.	87,376	861,527
#*JetBlue Airways Corp.	662,347	3,974,082
*Kadant, Inc.	107,928	2,283,756
Kaman Corp. Class A	28,786	847,316
*Kansas City Southern	10,057	502,649
*KAR Auction Services, Inc.	2,937	43,585
*Kelly Services, Inc. Class A	178,400	3,510,020
*Key Technology, Inc.	12,973	215,092
Kimball International, Inc. Class B	150,894	1,016,271
*Korn/Ferry International	14,500	339,300
*Kratos Defense & Security Solutions, Inc.	9,497	133,148
L.S. Starrett Co. Class A	19,256	240,893
*LaBarge, Inc.	11,067	154,495
*Ladish Co., Inc.	13,573	726,698
Lawson Products, Inc.	57,002	1,332,137
*Layne Christensen Co.	77,636	2,451,745
*LB Foster Co. Class A	18,184	722,814
*LECG Corp.	80,075	126,518
*LGL Group, Inc.	11,054	243,299
*LMI Aerospace, Inc.	55,878	1,046,316
LSI Industries, Inc.	101,390	754,342
*Lydall, Inc.	125,922	1,007,376
*M&F Worldwide Corp.	158,459	3,823,616
Marten Transport, Ltd.	165,222	3,520,881
McGrath Rentcorp	52,061	1,314,020
*Metalico, Inc.	286,968	1,592,672
Met-Pro Corp.	11,246	122,019
*MFRI, Inc.	52,554	572,313
Miller Industries, Inc.	63,030	961,838
*Mobile Mini, Inc.	170,040	3,475,618
*Moog, Inc.	15,103	643,992
*Moog, Inc. Class B	82	3,544
Mueller Industries, Inc.	90,074	2,945,420
Mueller Water Products, Inc.	335,064	1,340,256
Multi-Color Corp.	23,962	398,248
NACCO Industries, Inc. Class A	26,388	2,645,397
National Technical Systems, Inc.	104,047	784,514
*NN, Inc.	160,834	2,108,534
*Northwest Pipe Co.	64,129	1,402,501
*Ocean Power Technologies, Inc.	54,318	295,490
*On Assignment, Inc.	186,406	1,472,607
*Orion Energy Systems, Inc.	19,022	82,746
*Owens Corning, Inc.	367,806	12,310,467
*P.A.M. Transportation Services, Inc.	60,286	695,700
*Park-Ohio Holdings Corp.	31,262	642,747
*Patrick Industries, Inc.	7,719	16,596
*Patriot Transportation Holding, Inc.	25,569	722,836
*PGT, Inc.	14,446	33,804
*Pike Electric Corp.	57,749	477,584

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Pinnacle Airlines Corp.	62,879	$453,358
*Polypore International, Inc.	65,000	3,129,750
*Powell Industries, Inc.	2,055	77,905
*PowerSecure International, Inc.	82,111	601,053
Preformed Line Products Co.	20,974	1,281,721
Providence & Worcester Railroad Co.	13,495	245,744
Quanex Building Products Corp.	13,125	255,806
*RailAmerica, Inc.	20,404	254,438
*RCM Technologies, Inc.	93,190	425,878
#*Republic Airways Holdings, Inc.	277,719	1,782,956
Robbins & Myers, Inc.	38,500	1,598,905
*Rush Enterprises, Inc. Class A	234,026	4,462,876
*Rush Enterprises, Inc. Class B	51,902	852,231
Ryder System, Inc.	255,543	12,286,507
*Saia, Inc.	107,315	1,535,678
*Sauer-Danfoss, Inc.	3,399	97,381
Schawk, Inc.	133,366	2,432,596
*School Specialty, Inc.	62,474	815,286
Seaboard Corp.	2,644	5,293,288
Servotronics, Inc.	6,561	56,753
*SFN Group, Inc.	201,796	1,953,385
SIFCO Industries, Inc.	13,489	218,657
SkyWest, Inc.	265,738	3,999,357
*SL Industries, Inc.	8,920	164,842
*Sparton Corp.	56,079	478,915
Standard Register Co.	3,526	11,283
Standex International Corp.	81,490	2,717,692
Steelcase, Inc. Class A	222,357	2,272,489
*SunPower Corp. Class B	54,174	715,097
Superior Uniform Group, Inc.	39,336	413,815
*Supreme Industries, Inc.	36,204	117,663
*Sypris Solutions, Inc.	25,907	109,068
TAL International Group, Inc.	120,167	3,752,815
Technology Research Corp.	31,760	168,010
*Tecumseh Products Co. Class A	33,687	406,939
*Tecumseh Products Co. Class B	7,143	84,895
Titan International, Inc.	138,870	2,638,530
*Titan Machinery, Inc.	53,432	1,294,657
Todd Shipyards Corp.	31,627	703,384
#*Track Data Corp.	543	56,323
*TRC Cos., Inc.	90,876	320,792
Tredegar Industries, Inc.	204,170	3,820,021
*TriMas Corp.	464,012	8,834,788
#Trinity Industries, Inc.	277,414	7,737,076
#Triumph Group, Inc.	50,501	4,849,611
*Tufco Technologies, Inc.	2,846	9,221
Tutor Perini Corp.	194,357	4,413,847
Twin Disc, Inc.	52,973	1,725,331
*U.S. Home Systems, Inc.	8,859	41,549
*Ultralife Corp.	9,215	63,307
UniFirst Corp.	47,179	2,630,701
*United Capital Corp.	5,139	141,836
*United Rentals, Inc.	120,420	3,209,193
#Universal Forest Products, Inc.	63,222	2,320,247
*Universal Power Group, Inc.	5,133	23,612
*Universal Security Instruments, Inc.	168	1,388
*URS Corp.	8,519	378,670
*USA Truck, Inc.	63,539	762,468
#*USG Corp.	63,526	1,030,392
*Valpey Fisher Corp.	13,337	45,479
*Versar, Inc.	1,000	3,420

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Viad Corp.	106,130	$2,497,239
Vicor Corp.	20,100	296,073
Virco Manufacturing Corp.	25,961	79,181
#*Vishay Precision Group, Inc.	20,228	375,229
*Volt Information Sciences, Inc.	105,109	722,099
*Wabash National Corp.	9,085	103,206
Watts Water Technologies, Inc.	89,929	3,234,746
*WCA Waste Corp.	78,229	384,887
*Willdan Group, Inc.	15,701	68,613
*Willis Lease Finance Corp.	35,920	474,503

Total Industrials		353,156,281

Information Technology — (11.2%)
*Acorn Energy, Inc.	7,183	28,588
*Adept Technology, Inc.	300	1,407
*Advanced Analogic Technologies, Inc.	117,962	469,489
*Advanced Energy Industries, Inc.	8,033	124,070
*Aehr Test Systems	9,509	12,457
*Aetrium, Inc.	2,380	4,689
*Agilysys, Inc.	153,752	880,999
American Software, Inc. Class A	26,997	178,720
*Amtech Systems, Inc.	49,401	1,265,160
*Anadigics, Inc.	325,946	2,226,211
*Anaren, Inc.	131,508	2,701,174
*AOL, Inc.	122,393	2,878,683
*Arris Group, Inc.	514,032	6,415,119
*Arrow Electronics, Inc.	302,018	11,416,280
Astro-Med, Inc.	19,050	148,018
*ATMI, Inc.	58,088	1,196,613
*ATS Corp.	3,292	11,851
*AuthenTec, Inc.	27,644	83,761
*Aviat Networks, Inc.	133,736	694,090
*Avid Technology, Inc.	185,108	3,082,048
AVX Corp.	89,393	1,401,682
*Aware, Inc.	35,058	131,468
*Axcelis Technologies, Inc.	27,502	95,432
*AXT, Inc.	187,087	2,026,152
Bel Fuse, Inc. Class A	11,511	276,955
Bel Fuse, Inc. Class B	48,830	1,064,982
*Benchmark Electronics, Inc.	251,216	4,770,592
*BigBand Networks, Inc.	5,000	13,250
Black Box Corp.	82,456	2,901,627
*Brightpoint, Inc.	101,580	921,838
*BroadVision, Inc.	4,060	48,639
*Brocade Communications Systems, Inc.	332,663	1,876,219
*Brooks Automation, Inc.	69,042	810,553
*Bsquare Corp.	37,599	330,495
*CACI International, Inc.	72,363	4,015,423
*Cascade Microtech, Inc.	71,682	440,844
*CEVA, Inc.	61,908	1,496,316
*Checkpoint Systems, Inc.	109,519	2,263,758
*China Information Technology, Inc.	7,763	34,934
*Ciber, Inc.	376,900	1,718,664
*Cogo Group, Inc.	39,064	342,201
*Coherent, Inc.	15,163	811,979
Cohu, Inc.	148,467	2,218,097
*Comarco, Inc.	39,041	13,274
●#*Commerce One LLC	110	—
Communications Systems, Inc.	41,462	619,442
Comtech Telecommunications Corp.	43,371	1,216,990
*Concurrent Computer Corp.	35,870	184,372

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Convergys Corp.	454,811	$6,476,509
CoreLogic, Inc.	85,457	1,713,413
*CPI International, Inc.	63,777	1,237,274
*Cray, Inc.	18,720	139,932
*CSP, Inc.	4,766	18,635
CTS Corp.	189,866	2,153,080
*CyberOptics Corp.	73,404	700,274
*Datalink Corp.	11,493	73,555
*Dataram Corp.	24,436	55,470
DDi Corp.	72,238	813,761
*Digi International, Inc.	179,720	1,903,235
*Digimarc Corp.	18,552	556,746
*Ditech Networks, Inc.	196,892	267,773
*Dot Hill Systems Corp.	35,051	98,143
*DSP Group, Inc.	125,982	943,605
*Dynamics Research Corp.	44,582	600,520
Earthlink, Inc.	142,548	1,215,934
*EchoStar Corp.	130,677	3,560,948
*Edgewater Technology, Inc.	75,944	176,950
Electro Rent Corp.	124,496	1,837,561
*Electro Scientific Industries, Inc.	218,462	3,641,762
*Electronics for Imaging, Inc.	228,696	3,425,866
*EMS Technologies, Inc.	77,946	1,428,750
*Emulex Corp.	228,419	2,606,261
*EndWave Corp.	57,493	131,084
*Epicor Software Corp.	223,195	2,312,300
EPIQ Systems, Inc.	118,086	1,517,405
*ePlus, Inc.	37,410	966,674
*Euronet Worldwide, Inc.	72,949	1,334,237
*Exar Corp.	200,553	1,287,550
*Extreme Networks	146,500	480,520
*Fairchild Semiconductor International, Inc.	135,800	2,417,240
*Frequency Electronics, Inc.	23,987	169,348
*Gerber Scientific, Inc.	191,512	1,461,237
*Globecomm Systems, Inc.	115,606	1,093,633
*GSI Technology, Inc.	105,525	970,830
*GTSI Corp.	89,647	421,341
*Hackett Group, Inc.	225,661	787,557
*Harmonic, Inc.	170,805	1,441,594
*Hauppauge Digital, Inc.	155	384
*Hutchinson Technology, Inc.	71,427	236,423
*Hypercom Corp.	57,859	517,259
*I.D. Systems, Inc.	57,399	249,112
*IAC/InterActiveCorp	403,904	11,426,444
*Ikanos Communications, Inc.	62,039	74,447
#*Imation Corp.	158,193	1,597,749
*InfoSpace, Inc.	182,015	1,488,883
*Ingram Micro, Inc.	591,452	11,675,262
*Insight Enterprises, Inc.	95,747	1,332,798
*Integral Systems, Inc.	13,013	158,628
*Integrated Device Technology, Inc.	273,884	1,747,380
*Integrated Silicon Solution, Inc.	185,970	1,937,807
*Internap Network Services Corp.	206,559	1,505,815
*International Rectifier Corp.	100,812	3,229,008
*Interphase Corp.	43,384	85,466
*Intevac, Inc.	94,577	1,300,434
*IntriCon Corp.	13,140	52,560
*INX, Inc.	3,900	28,080
*IXYS Corp.	107,143	1,213,930
*JDA Software Group, Inc.	13,380	403,808
*KEY Tronic Corp.	72,852	427,641

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Keynote Systems, Inc.	95,505	$1,664,652
*Knot, Inc. (The)	966	10,703
*Kopin Corp.	244,557	992,901
*KVH Industries, Inc.	20,185	245,248
#*L-1 Identity Solutions, Inc.	303,977	3,626,446
*Lattice Semiconductor Corp.	395,634	2,464,800
*Lawson Software, Inc.	173,000	1,626,200
*LeCroy Corp.	57,480	750,114
*LoJack Corp.	3,094	19,647
*LookSmart, Ltd.	100,145	179,260
*Loral Space & Communications, Inc.	61,006	4,543,117
*Mace Security International, Inc.	64,702	26,528
Marchex, Inc.	95,786	911,883
*Mattson Technology, Inc.	23,818	54,543
*Measurement Specialties, Inc.	48,252	1,299,909
*MEMC Electronic Materials, Inc.	272,554	3,022,624
*MEMSIC, Inc.	13,093	40,850
*Mercury Computer Systems, Inc.	91,039	1,718,816
Methode Electronics, Inc.	177,583	2,099,031
*MKS Instruments, Inc.	119,462	3,429,754
*ModusLink Global Solutions, Inc.	231,361	1,418,243
*MoSys, Inc.	37,847	219,513
*Nanometrics, Inc.	36,420	623,510
*NAPCO Security Technologies, Inc.	2,643	4,969
*Network Equipment Technologies, Inc.	62,292	307,722
*Newport Corp.	169,066	2,967,108
*Novatel Wireless, Inc.	32,611	235,125
*NumereX Corp. Class A	3,496	32,303
*OmniVision Technologies, Inc.	93,632	2,418,515
*Online Resources Corp.	47,336	318,098
*Oplink Communications, Inc.	90,195	2,235,032
OPNET Technologies, Inc.	28,370	811,098
*Opnext, Inc.	66,276	123,273
Optical Cable Corp.	64,334	392,437
*Orbcomm, Inc.	42,793	127,951
*OSI Systems, Inc.	49,737	1,889,509
*PAR Technology Corp.	71,852	433,986
*PC Connection, Inc.	247,841	2,193,393
*PC Mall, Inc.	112,574	788,018
*PC-Tel, Inc.	111,581	808,962
*Perceptron, Inc.	78,740	422,834
*Perficient, Inc.	3,178	37,151
*Performance Technologies, Inc.	67,536	116,162
*Pericom Semiconductor Corp.	236,251	2,369,598
*Pervasive Software, Inc.	210,387	1,165,544
*Photronics, Inc.	290,263	1,912,833
*Planar Systems, Inc.	48,468	125,047
#*PLX Technology, Inc.	75,010	241,157
*Presstek, Inc.	18,573	38,818
●*Price Communications Liquidation Trust	262,880	—
*QAD, Inc. Class B	1,264	11,148
*Qualstar Corp.	101,200	195,316
*RadiSys Corp.	105,634	893,664
*RealNetworks, Inc.	629,331	2,366,285
*Reis, Inc.	48,098	329,471
RF Industries, Ltd.	7,162	51,710
Richardson Electronics, Ltd.	79,225	1,025,172
*Rimage Corp.	11,472	163,247
*Rofin-Sinar Technologies, Inc.	818	31,984
*Rudolph Technologies, Inc.	124,051	1,247,953
*S1 Corp.	280,439	1,806,027

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Sandisk Corp.	145,365	$6,595,210
*Sanmina-SCI Corp.	75,319	1,132,045
*SeaChange International, Inc.	237,237	1,964,322
*Selectica, Inc.	1,678	7,551
Servidyne, Inc.	18,317	47,991
*Sigma Designs, Inc.	93,676	1,304,907
*Silicon Graphics International Corp.	52,131	517,140
*Silicon Image, Inc.	70,670	484,796
#*Skyworks Solutions, Inc.	130,105	4,133,436
*Smart Modular Technologies (WWH), Inc.	197,469	1,334,890
*Smith Micro Software, Inc.	30,875	389,642
*Sonic Solutions, Inc.	10,655	155,403
#*Soundbite Communications, Inc.	6,992	19,857
*Spectrum Control, Inc.	71,048	942,096
Stamps.com, Inc.	48	611
*Standard Microsystems Corp.	77,878	1,872,966
*StarTek, Inc.	84,732	466,026
*Stream Global Services, Inc.	2,589	9,372
#*SunPower Corp. Class A	27,315	367,114
*Support.com, Inc.	224,741	1,245,065
Sycamore Networks, Inc.	150,721	3,144,040
*Symmetricom, Inc.	275,230	1,709,178
*SYNNEX Corp.	183,505	6,127,232
*Tech Data Corp.	174,947	8,206,764
*TechTarget, Inc.	103,099	757,778
Telular Corp.	80,143	563,405
Tessco Technologies, Inc.	37,431	431,205
TheStreet.com, Inc.	180,724	551,208
*THQ, Inc.	143,135	831,614
*Tier Technologies, Inc.	195,393	1,131,325
*Tollgrade Communications, Inc.	77,452	718,755
*Triquint Semiconductor, Inc.	292,903	3,854,603
*TSR, Inc.	4,682	23,176
*TTM Technologies, Inc.	278,169	4,422,887
*Ultratech, Inc.	1,400	31,549
United Online, Inc.	218,950	1,547,976
*UTStarcom, Inc.	541,632	1,137,427
*Vicon Industries, Inc.	36,465	175,032
*Video Display Corp.	10,371	39,410
*Virtusa Corp.	344,554	5,547,319
*Vishay Intertechnology, Inc.	291,126	4,803,579
*Web.com Group, Inc.	82,201	772,689
*Westell Technologies, Inc.	2,185	6,774
*WPCS International, Inc.	12,639	33,746
*X-Rite, Inc.	22,551	100,577
*Zoran Corp.	153,368	1,455,462
*Zygo Corp.	73,990	805,011

Total Information Technology		292,540,503

Materials — (7.2%)
A. Schulman, Inc.	182,880	3,904,488
*A.M. Castle & Co.	147,323	2,311,498
*AEP Industries, Inc.	732	20,269
*American Pacific Corp.	38,017	233,424
*Arabian American Development Co.	100	450
Ashland, Inc.	194,884	11,314,965
#Boise, Inc.	501,961	4,512,629
*Brush Engineered Materials, Inc.	96,492	3,375,290
Buckeye Technologies, Inc.	215,900	5,432,044
Cabot Corp.	79,467	3,436,948
*Century Aluminum Co.	453,290	6,740,422

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*Coeur d’Alene Mines Corp.	272,130	$6,362,399
Commercial Metals Co.	222,901	3,726,905
*Continental Materials Corp.	1,355	30,189
*Core Molding Technologies, Inc.	9,026	55,420
Cytec Industries, Inc.	25,773	1,405,659
#Domtar Corp.	106,552	9,369,117
*Ferro Corp.	128,438	1,980,514
Friedman Industries, Inc.	53,964	467,328
*General Steel Holdings, Inc.	11,488	29,409
*Georgia Gulf Corp.	60,624	1,614,417
*Graphic Packaging Holding Co.	828,989	3,937,698
Haynes International, Inc.	34,595	1,685,468
*Headwaters, Inc.	305,319	1,605,978
#*Hecla Mining Co.	149,840	1,348,560
*Horsehead Holding Corp.	118,750	1,509,312
Huntsman Corp.	395,913	6,892,845
Innophos Holdings, Inc.	45,800	1,519,186
*Innospec, Inc.	17,908	360,309
Kaiser Aluminum Corp.	104,699	4,995,189
*KapStone Paper & Packaging Corp.	219,109	3,731,426
KMG Chemicals, Inc.	1,726	29,394
Kronos Worldwide, Inc.	40,556	1,777,569
*Landec Corp.	122,107	764,390
#*Louisiana-Pacific Corp.	712,453	7,153,028
MeadWestavco Corp	455,519	13,041,509
*Mercer International, Inc.	173,023	1,479,347
Minerals Technologies, Inc.	30,200	1,903,204
*Mod-Pac Corp.	17,773	87,621
Myers Industries, Inc.	190,830	1,744,186
Neenah Paper, Inc.	65,149	1,254,770
NL Industries, Inc.	36,906	492,695
*Northern Technologies International Corp.	20,514	309,761
Olympic Steel, Inc.	76,274	2,087,619
*OM Group, Inc.	180,100	6,516,018
P.H. Glatfelter Co.	218,284	2,625,957
*Penford Corp.	62,583	369,866
*PolyOne Corp.	340,579	4,478,614
Quaker Chemical Corp.	46,095	1,769,126
Reliance Steel & Aluminum Co.	200,657	10,492,355
*RTI International Metals, Inc.	164,328	4,747,436
Schnitzer Steel Industries, Inc. Class A	31,675	1,954,348
*Spartech Corp.	132,411	1,105,632
*Stillwater Mining Co.	208,890	4,528,735
Synalloy Corp.	27,564	332,146
#Texas Industries, Inc.	110,274	4,381,186
*U.S. Gold Corp.	170,060	1,088,384
*United States Lime & Minerals, Inc.	2,555	101,638
*Universal Stainless & Alloy Products, Inc.	44,949	1,438,368
Wausau Paper Corp.	154,931	1,327,759
Westlake Chemical Corp.	205,655	7,962,962
#Worthington Industries, Inc.	222,739	4,232,041
#*Zoltek Cos., Inc.	181,359	2,027,594

Total Materials		187,515,013

Other — (0.0%)
●*Concord Camera Corp. Escrow Shares	—	—
● *ePresence, Inc. Escrow Shares	49,500	—
●*Landco Real Estate LLC.	400	—
●*MAIR Holdings, Inc. Escrow Shares	161,133	—
●*Petrocorp, Inc. Escrow Shares	4,900	294

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Other — (Continued)
●*Student Loan Corp. Escrow Shares	13,429	$33,572

Total Other		33,866

Real Estate Investment Trusts — (0.0%)
Sabra Healthcare REIT, Inc.	51,200	952,832

Telecommunication Services — (0.7%)
*Arbinet Corp.	25,289	237,717
#CenturyLink, Inc.	30,554	1,321,155
*FiberTower Corp.	43,327	160,310
*General Communications, Inc. Class A	161,563	1,956,528
HickoryTech Corp.	42,119	424,981
IDT Corp. Class B	79,591	1,832,981
*Leap Wireless International, Inc.	8,662	121,095
*Neutral Tandem, Inc.	1,391	21,032
*Premiere Global Services, Inc.	23,321	145,290
Shenandoah Telecommunications Co.	1,000	16,730
*SureWest Communications	59,933	656,866
Telephone & Data Systems, Inc.	144,283	5,158,117
Telephone & Data Systems, Inc. Special Shares	118,140	3,641,075
*United States Cellular Corp.	36,861	1,796,605
Warwick Valley Telephone Co.	6,676	98,671
*Xeta Corp.	76,949	261,627

Total Telecommunication Services		17,850,780

Utilities — (0.5%)
*Dynegy, Inc.	163,640	1,029,296
*GenOn Energy, Inc.	1,974,826	8,175,780
Pennichuck Corp.	2,810	78,961
SJW Corp.	41,817	1,022,007
Unitil Corp.	50,106	1,102,332

Total Utilities		11,408,376

TOTAL COMMON STOCKS		2,404,021,131

RIGHTS/WARRANTS — (0.0%)
●*Lantronix, Inc. Warrants	259	—

TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	8,905,358	8,905,358

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (7.6%)
§@DFA Short Term Investment Fund	195,809,275	195,809,275
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $2,891,931 FNMA 7.000%, 10/01/38, valued at $1,198,361) to be repurchased at $1,163,464	$1,163	1,163,457

TOTAL SECURITIES LENDING COLLATERAL		196,972,732

TOTAL INVESTMENTS — (100.0%) (Cost $2,034,960,033)##		$2,609,899,221

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$425,099,228	—	—	$425,099,228
Consumer Staples	93,326,451	—	—	93,326,451
Energy	274,316,202	$30,723	—	274,346,925
Financials	585,207,165	—	—	585,207,165
Health Care	162,583,711	—	—	162,583,711
Industrials	353,156,281	—	—	353,156,281
Information Technology	292,540,503	—	—	292,540,503
Materials	187,515,013	—	—	187,515,013
Other	—	33,866	—	33,866
Real Estate Investment Trusts	952,832	—	—	952,832
Telecommunication Services	17,850,780	—	—	17,850,780
Utilities	11,408,376	—	—	11,408,376
Rights/Warrants	—	—	—	—
Temporary Cash Investments	8,905,358	—	—	8,905,358
Securities Lending Collateral	—	196,972,732	—	196,972,732

TOTAL	$2,412,861,900	$197,037,321	—	$2,609,899,221

See accompanying Notes to Schedules of Investments.

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value†
COMMON STOCKS — (89.0%)
Consumer Discretionary — (14.6%)
*1-800-FLOWERS.COM, Inc.	35,225	$96,516
*99 Cents Only Stores	94,400	1,406,560
#Aaron’s, Inc.	76,498	1,467,997
*AC Moore Arts & Crafts, Inc.	19,835	43,439
Acme United Corp.	9,349	93,490
*AFC Enterprises, Inc.	44,529	663,482
*AH Belo Corp.	46,600	377,926
Ambassadors Group, Inc.	27,947	308,535
Amcon Distributing Co.	300	23,541
*American Axle & Manufacturing Holdings, Inc.	89,658	1,282,109
#American Greetings Corp. Class A	39,700	862,681
#*American Public Education, Inc.	1,300	43,628
*America’s Car-Mart, Inc.	25,524	636,569
*Amerigon, Inc.	34,496	375,661
Ameristar Casinos, Inc.	28,965	444,902
#*AnnTaylor Stores Corp.	46,700	1,033,004
#Arbitron, Inc.	19,400	808,786
*Arctic Cat, Inc.	29,170	467,303
Ark Restaurants Corp.	6,482	93,989
*Asbury Automotive Group, Inc.	72,933	1,342,697
*Ascena Retail Group, Inc.	61,844	1,676,591
*Ascent Media Corp.	14,979	569,801
*Audiovox Corp. Class A	42,245	303,319
*Ballantyne Strong, Inc.	40,884	307,448
#Barnes & Noble, Inc.	43,362	682,952
*Bassett Furniture Industries, Inc.	18,912	132,384
*Beasley Broadcast Group, Inc.	20,332	108,776
#*Beazer Homes USA, Inc.	112,400	601,340
bebe stores, Inc.	129,850	729,108
*Belo Corp.	79,465	535,594
*Benihana, Inc.	8,516	70,172
*Benihana, Inc. Class A	1,509	12,313
Big 5 Sporting Goods Corp.	28,035	355,484
*Biglari Holdings, Inc.	2,860	1,229,800
#*BJ’s Restaurants, Inc.	44,025	1,555,403
#*Blue Nile, Inc.	12,719	723,075
*Bluegreen Corp.	69,514	243,299
Blyth, Inc.	17,198	578,197
Bob Evans Farms, Inc.	45,154	1,421,448
*Bon-Ton Stores, Inc. (The)	30,014	332,855
Books-A-Million, Inc.	34,667	197,255
Bowl America, Inc. Class A	1,400	18,375
#*Boyd Gaming Corp.	90,700	983,188
#*Bridgepoint Education, Inc.	7,300	133,298
*Brookfield Homes Corp.	47,966	677,280
Brown Shoe Co., Inc.	47,068	596,352
#Brunswick Corp.	60,331	1,201,794
#Buckle, Inc.	17,362	620,692
*Buffalo Wild Wings, Inc.	16,761	733,629
*Build-A-Bear-Workshop, Inc.	51,400	393,724
*Cabela’s, Inc.	89,625	2,231,663
*Cache, Inc.	23,407	88,010
*California Pizza Kitchen, Inc.	37,087	593,763
Callaway Golf Co.	65,724	483,071
*Cambium Learning Group, Inc.	23,944	78,297
*Canterbury Park Holding Corp.	7,639	102,745
#*Capella Education Co.	4,248	243,198
*Caribou Coffee Co., Inc.	32,491	293,069

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Carmike Cinemas, Inc.	1,014	$6,632
*Carriage Services, Inc.	44,900	229,439
*Carrols Restaurant Group, Inc.	37,251	260,757
*Carter’s, Inc.	23,400	648,180
*Casual Male Retail Group, Inc.	110,998	466,192
Cato Corp. Class A	34,453	842,031
*Cavco Industries, Inc.	12,591	518,623
*CEC Entertainment, Inc.	19,500	720,525
*Charming Shoppes, Inc.	80,419	250,103
#*Cheesecake Factory, Inc.	32,911	971,204
#Cherokee, Inc.	17,791	285,190
Chico’s FAS, Inc.	125,543	1,370,930
#*Children’s Place Retail Stores, Inc. (The)	28,465	1,192,399
Christopher & Banks Corp.	41,502	236,976
Churchill Downs, Inc.	17,569	727,532
*Citi Trends, Inc.	24,563	562,493
*CKX, Inc.	5,072	16,129
#*Coinstar, Inc.	6,100	252,479
*Coldwater Creek, Inc.	112,375	327,011
#*Collective Brands, Inc.	85,299	1,736,688
Collectors Universe, Inc.	17,633	244,217
#Columbia Sportswear Co.	1,858	113,301
#*Conn’s, Inc.	60,283	266,451
Cooper Tire & Rubber Co.	63,316	1,447,404
*Core-Mark Holding Co., Inc.	22,876	774,124
*Cost Plus, Inc.	53,218	452,353
CPI Corp.	13,817	274,958
Cracker Barrel Old Country Store, Inc.	20,607	1,060,848
*Craftmade International, Inc.	10,221	48,039
*Crocs, Inc.	68,100	1,116,159
#*Crown Media Holdings, Inc.	133,193	319,663
CSS Industries, Inc.	12,009	220,485
*Culp, Inc.	35,956	359,200
*Cumulus Media, Inc.	20,588	78,646
*Cybex International, Inc.	12,650	9,488
*Dana Holding Corp.	46,860	839,731
*Deckers Outdoor Corp.	31,403	2,304,666
*dELiA*s, Inc.	21,097	39,029
*Delta Apparel, Inc.	5,459	70,257
*Destination Maternity Corp.	14,142	573,175
Dillard’s, Inc.	80,522	3,198,334
*DineEquity, Inc.	22,844	1,178,294
*Dixie Group, Inc.	15,145	67,244
*Dolan Media Co.	62,933	862,811
*Domino’s Pizza, Inc.	60,521	992,544
*Dorman Products, Inc.	32,522	1,046,233
Dover Downs Gaming & Entertainment, Inc.	21,655	74,493
*Dover Motorsports, Inc.	27,857	52,371
Drew Industries, Inc.	39,954	943,713
#*drugstore.com, Inc.	99,687	175,948
#*DSW, Inc.	18,857	627,750
*Duckwall-ALCO Stores, Inc.	1,500	19,920
#*Eastman Kodak Co.	168,500	616,710
Educational Development Corp.	2,842	19,326
*Einstein Noah Restaurant Group, Inc.	20,393	316,907
Emerson Radio Corp.	26,971	57,448
*Empire Resorts, Inc.	18,105	15,702
#*Entercom Communications Corp.	42,401	415,530
*Entravision Communications Corp.	69,279	149,643
Escalade, Inc.	5,633	34,925
#Ethan Allen Interiors, Inc.	37,783	846,339

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*EW Scripps Co. Class A (The)	98,455	$893,971
*Exide Technologies	78,949	758,700
*Famous Dave’s of America, Inc.	19,657	197,749
Finish Line, Inc. Class A	96,347	1,482,780
*Fisher Communications, Inc.	18,916	456,632
*Flanigan’s Enterprises, Inc.	1,877	15,598
Flexsteel Industries, Inc.	4,929	83,399
*Fossil, Inc.	7,627	541,898
Fred’s, Inc.	75,748	1,017,296
Frisch’s Restaurants, Inc.	5,471	115,766
#*Fuel Systems Solutions, Inc.	32,754	852,587
*Full House Resorts, Inc.	40,132	180,193
*Furniture Brands International, Inc.	103,679	466,556
Gaiam, Inc.	21,057	160,665
Gaming Partners International Corp.	20,656	142,733
*Gaylord Entertainment Co.	63,237	2,108,322
*Genesco, Inc.	37,000	1,373,810
#*G-III Apparel Group, Ltd.	34,576	1,206,357
*Global Traffic Network, Inc.	35,211	377,814
*Golfsmith International Holdings, Inc.	100	394
*Gray Television, Inc.	68,097	134,832
*Gray Television, Inc. Class A	912	1,596
*Great Wolf Resorts, Inc.	47,867	139,293
#Group 1 Automotive, Inc.	35,833	1,355,921
*Hallwood Group, Inc.	2,588	64,700
Harte-Hanks, Inc.	89,462	1,115,591
*Hastings Entertainment, Inc.	6,569	36,392
Haverty Furniture Cos., Inc.	38,323	461,409
Haverty Furniture Cos., Inc. Class A	457	5,598
*Helen of Troy, Ltd.	45,191	1,268,511
#*hhgregg, Inc.	28,177	516,484
*Hibbett Sporting Goods, Inc.	24,729	791,823
Hillenbrand, Inc.	45,900	991,899
*Hollywood Media Corp.	40,378	78,333
Hooker Furniture Corp.	22,274	298,694
Hot Topic, Inc.	89,685	486,990
#*Hovnanian Enterprises, Inc.	105,300	465,426
*HSN, Inc.	44,806	1,261,737
*Iconix Brand Group, Inc.	107,100	2,125,935
International Speedway Corp.	29,134	842,847
*Interval Leisure Group, Inc.	39,113	612,901
*iRobot Corp.	37,071	1,000,917
*Isle of Capri Casinos, Inc.	66,914	630,330
*J. Alexander’s Corp.	17,720	90,549
*Jack in the Box, Inc.	21,500	471,710
#*JAKKS Pacific, Inc.	49,552	856,754
Jarden Corp.	84,932	2,879,195
*Jo-Ann Stores, Inc.	47,336	2,855,781
*Johnson Outdoors, Inc. Class A	18,433	280,550
Jones Group, Inc. (The)	24,336	308,824
#*Jos. A. Bank Clothiers, Inc.	41,851	1,788,293
*Journal Communications, Inc.	67,924	326,035
*K12, Inc.	27,701	754,852
#KB Home	46,200	685,608
*Kenneth Cole Productions, Inc. Class A	14,153	193,047
*Kid Brands, Inc.	49,898	454,571
*Kirkland’s, Inc.	20,400	270,198
*Knology, Inc.	68,418	1,000,955
*Kona Grill, Inc.	3,538	17,725
Koss Corp.	8,015	47,208
*Krispy Kreme Doughnuts, Inc.	109,194	715,221

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
KSW, Inc.	14,616	$55,541
*K-Swiss, Inc. Class A	49,672	571,228
Lacrosse Footwear, Inc.	15,957	246,217
*Lakeland Industries, Inc.	11,438	101,455
*Lakes Entertainment, Inc.	48,548	138,362
*Lazare Kaplan International, Inc.	5,336	7,817
#*La-Z-Boy, Inc.	64,867	539,693
*Leapfrog Enterprises, Inc.	48,735	188,117
Learning Tree International, Inc.	29,699	257,787
*Lee Enterprises, Inc.	62,044	178,687
*Libbey, Inc.	31,415	479,707
*Life Time Fitness, Inc.	32,400	1,292,112
*Lifetime Brands, Inc.	22,852	277,195
*LIN TV Corp. Class A	45,510	219,358
#Lincoln Educational Services Corp.	30,135	455,038
Lithia Motors, Inc.	47,699	643,936
*Live Nation Entertainment, Inc.	54,435	566,124
*Luby’s, Inc.	65,126	375,777
#*Lumber Liquidators Holdings, Inc.	4,063	113,520
*M/I Homes, Inc.	26,835	393,401
Mac-Gray Corp.	31,199	459,561
*Madison Square Garden, Inc.	33,059	833,748
*Maidenform Brands, Inc.	39,323	1,012,174
Marcus Corp.	41,714	494,311
#*Marine Products Corp.	60,241	433,735
*MarineMax, Inc.	39,756	359,394
#*Martha Stewart Living Omnimedia, Inc. Class A	32,053	124,045
#Matthews International Corp. Class A	24,286	860,696
#*McClatchy Co. (The)	74,975	382,372
*McCormick & Schmick’s Seafood Restaurants, Inc.	32,303	290,727
*Media General, Inc. Class A	35,916	180,298
*Mediacom Communications Corp. Class A	87,209	764,387
Men’s Wearhouse, Inc. (The)	68,501	1,795,411
Meredith Corp.	22,276	750,701
*Meritage Homes Corp.	46,949	1,077,949
*Midas, Inc.	20,967	149,075
*Modine Manufacturing Co.	17,986	296,769
*Monarch Casino & Resort, Inc.	32,406	351,281
#Monro Muffler Brake, Inc.	42,637	1,410,432
*Morgans Hotel Group Co.	25,992	234,838
*Morton’s Restaurant Group, Inc.	32,540	208,581
*Motorcar Parts of America, Inc.	29,142	419,645
*Movado Group, Inc.	30,448	438,756
*MTR Gaming Group, Inc.	11,618	26,605
*Multimedia Games, Inc.	35,732	190,452
*Nathan’s Famous, Inc.	14,980	242,077
National CineMedia, Inc.	52,738	930,298
*Nautilus, Inc.	29,145	71,114
*Navarre Corp.	81,635	173,883
*New Frontier Media, Inc.	26,279	52,032
*New York & Co., Inc.	85,386	477,308
#*New York Times Co. Class A (The)	131,600	1,330,476
*Nexstar Broadcasting Group, Inc.	3,050	14,976
*Nobel Learning Communities, Inc.	6,410	56,216
*Nobility Homes, Inc.	6,093	48,927
#Nutri/System, Inc.	30,189	572,383
*O’Charley’s, Inc.	48,416	335,039
*OfficeMax, Inc.	55,797	896,658
*Orbitz Worldwide, Inc.	81,733	419,290
*Orient-Express Hotels, Ltd.	95,689	1,163,578
#*Orleans Homebuilders, Inc.	41,051	3,489

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Outdoor Channel Holdings, Inc.	57,588	$460,704
*Overstock.com, Inc.	19,500	290,940
Oxford Industries, Inc.	19,074	451,482
#P.F. Chang’s China Bistro, Inc.	23,350	1,075,034
*Pacific Sunwear of California, Inc.	102,500	436,650
*Papa John’s International, Inc.	16,120	462,644
#*Peet’s Coffee & Tea, Inc.	19,080	728,093
*Penske Automotive Group, Inc.	126,055	2,130,330
Pep Boys - Manny, Moe & Jack (The)	64,700	901,918
*Perry Ellis International, Inc.	30,410	856,042
#PetMed Express, Inc.	28,546	430,759
*Pier 1 Imports, Inc.	91,827	860,419
*Pinnacle Entertainment, Inc.	72,817	1,098,080
*Playboy Enterprises, Inc. Class A	2,050	12,536
*Playboy Enterprises, Inc. Class B	56,848	349,047
#Polaris Industries, Inc.	2,290	176,147
Pool Corp.	42,644	1,039,661
*Pre-Paid Legal Services, Inc.	13,673	900,230
Primedia, Inc.	80,840	426,027
*Princeton Review, Inc.	32,288	36,001
*Quiksilver, Inc.	155,782	696,346
*RC2 Corp.	40,383	820,583
*Reading International, Inc. Class B	2,340	19,714
*Red Lion Hotels Corp.	42,169	323,436
#*Red Robin Gourmet Burgers, Inc.	19,587	404,276
Regis Corp.	70,369	1,179,384
Rent-A-Center, Inc.	7,700	228,998
*Rentrak Corp.	23,810	653,465
*Retail Ventures, Inc.	89,938	1,356,265
RG Barry Corp.	29,993	317,326
*Rick’s Cabaret International, Inc.	17,629	154,077
*Rocky Brands, Inc.	13,675	150,425
#*Ruby Tuesday, Inc.	45,164	608,811
*Rue21, Inc.	5,059	149,240
*Ruth’s Hospitality Group, Inc.	76,895	358,331
Ryland Group, Inc. (The)	29,856	531,437
*Saga Communications, Inc.	12,079	312,242
*Saks, Inc.	221,647	2,597,703
Salem Communications Corp.	300	957
#*Sally Beauty Holdings, Inc.	176,477	2,322,437
Scholastic Corp.	32,401	963,282
#*Sealy Corp.	111,620	295,793
*Select Comfort Corp.	89,608	910,417
Service Corp. International	24,408	211,617
Shiloh Industries, Inc.	48,221	623,015
*Shoe Carnival, Inc.	29,937	740,941
*Shuffle Master, Inc.	80,437	831,316
*Shutterfly, Inc.	44,735	1,489,228
Sinclair Broadcast Group, Inc. Class A	78,579	689,138
#*Skechers U.S.A., Inc. Class A	36,518	751,175
Skyline Corp.	19,126	384,241
*Smith & Wesson Holding Corp.	100,348	356,235
Sonesta International Hotels Corp. Class A	4,587	92,245
#Sonic Automotive, Inc.	11,400	141,930
*Sonic Corp.	30,038	288,064
Spartan Motors, Inc.	69,387	432,975
#Speedway Motorsports, Inc.	44,591	645,678
*Sport Chalet, Inc. Class A	13,582	33,683
Stage Stores, Inc.	55,476	859,878
Standard Motor Products, Inc.	43,868	531,241
*Standard Pacific Corp.	143,448	631,171

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Stanley Furniture, Inc.	18,596	$77,173
Stein Mart, Inc.	77,083	603,945
*Steiner Leisure, Ltd.	11,966	530,333
*Steinway Musical Instruments, Inc.	22,243	425,064
*Steven Madden, Ltd.	41,311	1,576,841
#Stewart Enterprises, Inc.	121,212	773,333
*Stoneridge, Inc.	44,013	649,192
Strattec Security Corp.	5,703	183,637
Sturm Ruger & Co., Inc.	31,391	468,040
Superior Industries International, Inc.	57,187	1,143,740
*Syms Corp.	4,543	28,712
*Systemax, Inc.	66,100	902,926
#*Talbots, Inc.	37,000	202,020
*Tandy Brands Accessories, Inc.	15,855	45,980
Tandy Leather Factory, Inc.	22,369	114,977
#*Tempur-Pedic International, Inc.	26,477	1,155,456
*Tenneco, Inc.	54,920	2,269,844
#*Texas Roadhouse, Inc.	62,300	1,035,426
Thor Industries, Inc.	50,891	1,891,110
*Timberland Co. Class A	47,458	1,268,552
*Town Sports International Holdings, Inc.	31,003	128,042
*Trans World Entertainment Corp.	9,128	16,157
*True Religion Apparel, Inc.	29,960	615,678
#*Tuesday Morning Corp.	61,719	305,509
*Ulta Salon Cosmetics & Fragrance, Inc.	44,461	1,646,835
#*Under Armour, Inc. Class A	37,810	2,263,307
*Unifi, Inc.	34,901	580,404
*Universal Electronics, Inc.	23,297	613,410
Universal Technical Institute, Inc.	27,100	494,575
*US Auto Parts Network, Inc.	42,794	355,190
*Vail Resorts, Inc.	28,700	1,379,035
*Valassis Communications, Inc.	73,609	2,233,297
Value Line, Inc.	5,980	78,757
*Valuevision Media, Inc. Class A	36,275	224,542
*VCG Holding Corp.	8,578	18,957
Volcom, Inc.	36,703	609,270
*WABCO Holdings, Inc.	6,600	385,440
*Warner Music Group Corp.	73,419	383,981
*Wells-Gardner Electronics Corp.	26,045	70,842
#*West Marine, Inc.	40,142	513,416
#*Westwood One, Inc.	146	1,162
*Wet Seal, Inc. (The)	141,528	484,026
Weyco Group, Inc.	12,523	289,657
Williams Controls, Inc.	20,502	215,271
Winmark Corp.	8,419	284,815
#*Winnebago Industries, Inc.	31,528	469,767
Wolverine World Wide, Inc.	31,054	989,070
#World Wrestling Entertainment, Inc.	18,687	225,178
*Zumiez, Inc.	33,787	784,534

Total Consumer Discretionary		206,428,568

Consumer Staples — (3.1%)
Alico, Inc.	9,886	248,237
*Alliance One International, Inc.	148,374	568,272
Andersons, Inc. (The)	18,692	724,876
Arden Group, Inc. Class A	537	42,547
B&G Foods, Inc.	64,164	861,723
*Boston Beer Co., Inc. Class A	11,772	1,059,598
Bridgford Foods Corp.	6,838	81,919
*Cagle’s, Inc. Class A	3,413	27,099
Calavo Growers, Inc.	28,118	648,963

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
#Cal-Maine Foods, Inc.	24,900	$706,164
Casey’s General Stores, Inc.	18,731	795,880
CCA Industries, Inc.	13,233	79,530
*Central European Distribution Corp.	18,225	418,082
*Central Garden & Pet Co.	27,251	264,607
*Central Garden & Pet Co. Class A	58,002	549,859
#*Chiquita Brands International, Inc.	58,756	906,018
Coca-Cola Bottling Co.	12,539	677,357
Coffee Holding Co., Inc.	12,289	48,173
*Craft Brewers Alliance, Inc.	44,279	325,008
*Darling International, Inc.	118,323	1,603,277
#Diamond Foods, Inc.	20,186	1,004,657
#*Dole Food Co., Inc.	16,661	232,921
*Elizabeth Arden, Inc.	40,980	1,048,678
Farmer Brothers Co.	35,815	464,521
Fresh Del Monte Produce, Inc.	77,381	2,046,727
Golden Enterprises, Inc.	3,061	9,795
Griffin Land & Nurseries, Inc. Class A	2,305	67,583
*Hain Celestial Group, Inc.	38,002	1,011,993
*Harbinger Group, Inc.	10,418	60,008
*Heckmann Corp.	46,452	224,363
Imperial Sugar Co.	30,284	362,802
Ingles Markets, Inc.	26,729	517,741
Inter Parfums, Inc.	64,022	1,142,152
J & J Snack Foods Corp.	22,538	957,189
*John B. Sanfilippo & Son, Inc.	16,221	184,271
Lancaster Colony Corp.	14,691	816,379
#*Lifeway Foods, Inc.	28,187	259,039
*Mannatech, Inc.	34,668	61,709
#*Medifast, Inc.	18,400	440,128
MGP Ingredients, Inc.	40,294	380,577
Nash-Finch Co.	25,977	978,554
National Beverage Corp.	91,428	1,229,707
*Natural Alternatives International, Inc.	19,371	102,860
Nu Skin Enterprises, Inc. Class A	17,603	529,498
*Nutraceutical International Corp.	26,269	364,351
Oil-Dri Corp. of America	12,881	245,769
*Omega Protein Corp.	46,385	378,502
*Orchids Paper Products Co.	810	9,720
*Overhill Farms, Inc.	36,085	215,067
*Pantry, Inc.	40,202	670,167
*Parlux Fragrances, Inc.	42,759	142,815
*Physicians Formula Holdings, Inc.	30,789	118,538
*Prestige Brands Holdings, Inc.	68,046	751,228
PriceSmart, Inc.	43,582	1,590,307
Reliv’ International, Inc.	25,871	59,503
*Revlon, Inc.	34,606	337,062
Rocky Mountain Chocolate Factory, Inc.	12,943	132,925
#Ruddick Corp.	46,400	1,563,680
#Sanderson Farms, Inc.	26,178	1,076,178
Schiff Nutrition International, Inc.	26,578	197,209
*Seneca Foods Corp.	15,653	435,153
*Seneca Foods Corp. Class B	1,443	39,942
*Smart Balance, Inc.	80,368	321,874
Snyders-Lance, Inc.	32,111	665,982
Spartan Stores, Inc.	46,096	667,931
*Susser Holdings Corp.	32,043	462,060
Tasty Baking Co.	17,226	62,875
*Tofutti Brands, Inc.	7,749	19,760
#Tootsie Roll Industries, Inc.	20,888	577,762
#*TreeHouse Foods, Inc.	39,202	1,875,816

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*United Natural Foods, Inc.	25,422	$940,614
United-Guardian, Inc.	13,162	188,743
#Universal Corp.	31,950	1,210,586
*USANA Health Sciences, Inc.	13,408	508,431
#Vector Group, Ltd.	52,359	838,268
Village Super Market, Inc.	10,450	328,234
WD-40 Co.	14,602	574,881
Weis Markets, Inc.	31,834	1,258,398
*Winn-Dixie Stores, Inc.	26,289	167,724

Total Consumer Staples		43,769,096

Energy — (6.3%)
Adams Resources & Energy, Inc.	7,201	180,097
*Allis-Chalmers Energy, Inc.	58,443	442,998
#Alon USA Energy, Inc.	33,235	259,565
*Approach Resources, Inc.	46,357	1,236,341
*Atlas Energy, Inc.	28,782	1,275,043
#*ATP Oil & Gas Corp.	38,600	654,656
*Atwood Oceanics, Inc.	29,556	1,194,654
*Barnwell Industries, Inc.	5,885	44,020
*Basic Energy Services, Inc.	59,752	1,091,072
#Berry Petroleum Corp. Class A	44,765	2,089,183
*Bill Barrett Corp.	32,429	1,328,940
#*BioFuel Energy Corp.	1,227	1,399
●*BioFuel Energy Corp. Depository Shares Series A	3,094	3,527
*Bolt Technology Corp.	20,178	286,931
#*BPZ Resources, Inc.	97,064	558,118
*Brigham Exploration Co.	29,914	885,754
*Bristow Group, Inc.	48,818	2,513,639
*Bronco Drilling Co., Inc.	63,780	441,358
*Cal Dive International, Inc.	65,101	399,720
*Callon Petroleum Co.	70,434	613,480
#CARBO Ceramics, Inc.	10,000	1,151,600
*Carrizo Oil & Gas, Inc.	25,807	873,567
*Clayton Williams Energy, Inc.	21,525	1,908,191
#*Clean Energy Fuels Corp.	98	1,163
*Cloud Peak Energy, Inc.	18,700	425,799
*Complete Production Services, Inc.	82,455	2,303,793
*Contango Oil & Gas Co.	23,999	1,391,942
*CREDO Petroleum Corp.	22,880	261,061
*Crimson Exploration, Inc.	22,673	96,360
Crosstex Energy, Inc.	94,396	798,590
*CVR Energy, Inc.	94,364	1,634,384
*Dawson Geophysical Co.	17,745	599,958
Delek US Holdings, Inc.	83,317	694,031
DHT Holdings, Inc.	98,768	502,729
*Double Eagle Petroleum Co.	17,149	133,591
*Endeavour International Corp.	17,361	216,665
*Energy Partners, Ltd.	48,094	773,832
*ENGlobal Corp.	28,253	127,421
*Evolution Petroleum Corp.	53,140	391,642
#*Exterran Holdings, Inc.	79,322	1,967,979
*FieldPoint Petroleum Corp.	18,299	74,660
*Frontier Oil Corp.	137,847	2,867,218
*FX Energy, Inc.	79,486	723,323
General Maritime Corp.	38,142	116,715
*Geokinetics, Inc.	11,534	98,154
#*GeoResources, Inc.	38,704	1,069,779
*Global Industries, Ltd.	81,840	655,948
#*Goodrich Petroleum Corp.	21,985	466,522
*Green Plains Renewable Energy, Inc.	42,849	477,766

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
Gulf Island Fabrication, Inc.	25,211	$682,714
*Gulfmark Offshore, Inc.	33,760	1,298,072
*Gulfport Energy Corp.	42,530	1,018,168
*Harvest Natural Resources, Inc.	73,707	819,622
*Helix Energy Solutions Group, Inc.	103,187	1,279,519
*Hercules Offshore, Inc.	77,241	255,668
Hess Corp.	2,993	251,771
*HKN, Inc.	24,317	82,921
#Holly Corp.	32,378	1,588,788
#*Hornbeck Offshore Services, Inc.	47,757	1,133,751
#Houston American Energy Corp.	38,050	594,722
*International Coal Group, Inc.	191,268	1,769,229
#*ION Geophysical Corp.	82,200	781,722
#*James River Coal Co.	42,962	966,001
*Key Energy Services, Inc.	115,191	1,533,192
*Kodiak Oil & Gas Corp.	183,406	1,164,628
#*L&L Energy, Inc.	38,400	326,400
*Lucas Energy, Inc.	24,181	55,133
Lufkin Industries, Inc.	36,862	2,459,433
*Matrix Service Co.	36,078	406,238
*McMoran Exploration Co.	15,499	242,559
*Mexco Energy Corp.	3,000	25,830
*Mitcham Industries, Inc.	23,389	257,513
*Natural Gas Services Group, Inc.	23,513	419,942
*Newpark Resources, Inc.	158,874	950,067
*Northern Oil & Gas, Inc.	52,860	1,457,350
#*Oil States International, Inc.	9,581	649,209
#Overseas Shipholding Group, Inc.	21,200	704,688
*OYO Geospace Corp.	9,776	936,834
Panhandle Oil & Gas, Inc.	12,904	345,182
*Parker Drilling Co.	180,639	783,973
#*Patriot Coal Corp.	75,460	1,974,788
Penn Virginia Corp.	39,463	685,867
*Petroleum Development Corp.	32,000	1,456,320
*PetroQuest Energy, Inc.	123,544	968,585
*PHI, Inc. Non-Voting	21,846	450,465
*PHI, Inc. Voting	200	4,600
*Pioneer Drilling Co.	101,927	903,073
*Pyramid Oil Co.	9,884	60,688
*REX American Resources Corp.	18,425	277,480
*Rex Energy Corp.	57,712	694,564
*Rosetta Resources, Inc.	58,799	2,349,020
#RPC, Inc.	149,274	2,624,237
#*Seahawk Drilling, Inc.	346	2,403
#Ship Finance International, Ltd.	59,549	1,191,576
Southern Union Co.	1	14
#*Stone Energy Corp.	36,575	850,369
*Swift Energy Corp.	39,700	1,693,602
*Tetra Technologies, Inc.	64,946	737,137
*TGC Industries, Inc.	39,970	183,462
*Union Drilling, Inc.	27,202	198,575
#*Uranium Energy Corp.	200	1,046
*USEC, Inc.	144,203	800,327
*VAALCO Energy, Inc.	118,368	861,719
#*Venoco, Inc.	54,451	1,135,848
W&T Offshore, Inc.	43,664	888,562
*Warren Resources, Inc.	154,977	864,772
*Western Refining, Inc.	202,287	2,463,856
*Westmoreland Coal Co.	11,804	160,534
*Willbros Group, Inc.	22,396	267,856

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
World Fuel Services Corp.	43,455	$1,631,301

Total Energy		89,928,363

Financials — (13.3%)
*1st Constitution Bancorp	142	1,269
1st Source Corp.	47,936	903,594
21st Century Holding Co.	16,568	55,006
Abington Bancorp, Inc.	57,711	716,771
Access National Corp.	6,930	47,055
Advance America Cash Advance Centers, Inc.	81,494	498,743
*Affirmative Insurance Holdings, Inc.	30,187	75,468
*Alliance Bancorp, Inc. of Pennsylvania	1,066	11,460
Alliance Financial Corp.	1,763	52,379
American Equity Investment Life Holding Co.	76,831	974,217
*American Independence Corp.	5,414	27,070
American National Bankshares, Inc.	3,612	74,299
*American River Bankshares	7,608	49,756
*American Safety Insurance Holdings, Ltd.	20,844	418,131
*Ameris Bancorp	45,515	433,758
*AMERISAFE, Inc.	45,332	807,363
*AmeriServe Financial, Inc.	64,191	133,517
AmTrust Financial Services, Inc.	58,204	1,077,356
Argo Group International Holdings, Ltd.	40,179	1,431,176
#Arrow Financial Corp.	23,833	540,532
*Asset Acceptance Capital Corp.	39,074	236,788
Asta Funding, Inc.	32,369	248,432
Astoria Financial Corp.	107,189	1,526,371
*Atlantic American Corp.	4,900	10,682
*Atlantic Coast Federal Corp.	25,176	50,856
Auburn National Bancorporation, Inc.	300	6,108
*Avatar Holdings, Inc.	17,890	357,263
*B of I Holding, Inc.	25,688	388,146
Baldwin & Lyons, Inc.	550	11,567
Baldwin & Lyons, Inc. Class B	18,969	426,233
BancFirst Corp.	19,104	774,858
Bancorp of New Jersey, Inc.	159	1,701
Bancorp Rhode Island, Inc.	2,053	61,918
*Bancorp, Inc.	53,634	504,160
*BancTrust Financial Group, Inc.	19,234	53,663
Bank Mutual Corp.	37,522	166,222
Bank of Kentucky Financial Corp.	2,075	42,538
Bank of the Ozarks, Inc.	21,334	920,135
#*BankAtlantic Bancorp, Inc.	28,595	28,595
BankFinancial Corp.	30,319	276,509
Banner Corp.	2,194	5,178
Bar Harbor Bankshares	4,230	123,558
BCB Bancorp, Inc.	3,171	34,342
Beacon Federal Bancorp, Inc.	288	3,692
*Beneficial Mutual Bancorp, Inc.	83,465	736,996
*Berkshire Bancorp, Inc.	350	2,772
Berkshire Hills Bancorp, Inc.	18,337	389,478
BGC Partners, Inc. Class A	30,600	247,860
Boston Private Financial Holdings, Inc.	122,372	821,116
Bridge Bancorp, Inc.	2,572	58,384
*Bridge Capital Holdings	5,627	49,405
Brookline Bancorp, Inc.	76,256	825,852
Brooklyn Federal Bancorp, Inc.	3,863	3,477
Bryn Mawr Bank Corp.	17,637	317,113
C&F Financial Corp.	200	4,798
*Cadence Financial Corp.	35,855	89,279
Calamos Asset Management, Inc.	19,831	305,001

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
California First National Bancorp	3,097	$43,977
*Camco Financial Corp.	750	1,523
Camden National Corp.	13,174	450,946
*Capital Bank Corp.	3,283	11,097
Capital City Bank Group, Inc.	26,673	337,413
●Capital Properties, Inc. Class B	550	—
Capital Southwest Corp.	7,811	761,963
CapitalSource, Inc.	32,152	248,213
Cardinal Financial Corp.	64,877	713,647
#Carver Bancorp, Inc.	200	430
Cash America International, Inc.	24,852	999,796
Cathay General Bancorp	90,817	1,572,042
#Center Bancorp, Inc.	30,282	272,538
*Center Financial Corp.	71,851	528,105
CenterState Banks of Florida, Inc.	22,742	166,926
Central Bancorp, Inc.	300	4,245
Century Bancorp, Inc. Class A	1,209	32,570
CFS Bancorp, Inc.	7,141	37,990
Chemical Financial Corp.	26,041	540,611
*Chicopee Bancorp, Inc.	2,287	33,047
*Citizens Community Bancorp, Inc.	17,782	88,732
Citizens Holding Co.	592	12,074
Citizens South Banking Corp.	3,301	14,755
#*Citizens, Inc.	98,223	700,330
#City Holding Co.	27,364	952,267
CKX Lands, Inc.	702	8,757
Clifton Savings Bancorp, Inc.	54,204	619,552
*CNA Surety Corp.	64,459	1,548,950
CNB Financial Corp.	5,652	78,619
*CNO Financial Group, Inc.	294,607	1,864,862
CoBiz Financial, Inc.	46,815	298,680
Codorus Valley Bancorp, Inc.	1,504	15,266
#Cohen & Steers, Inc.	16,430	465,133
*Colonial Financial Services, Inc.	4,279	53,060
*Colony Bankcorp, Inc.	4,329	18,377
Columbia Banking System, Inc.	41,788	839,939
Commercial National Financial Corp.	700	13,727
#Community Bank System, Inc.	40,372	1,020,604
*Community Capital Corp.	279	711
Community Trust Bancorp, Inc.	25,336	732,464
*Community West Bancshares	2,300	10,074
*CompuCredit Holdings Corp.	69,815	421,683
Consolidated-Tokoma Land Co.	8,510	245,514
*Cowen Group, Inc.	22,990	104,145
*Crawford & Co. Class B	8,186	30,370
*Credit Acceptance Corp.	26,767	1,513,674
*Crescent Financial Corp.	25,620	58,670
#CVB Financial Corp.	73,136	605,566
#Danvers Bancorp, Inc.	45,479	980,527
Delphi Financial Group, Inc. Class A	61,026	1,756,328
Diamond Hill Investment Group, Inc.	5,120	349,696
Dime Community Bancshares, Inc.	61,517	927,676
*Dollar Financial Corp.	29,183	893,875
Donegal Group, Inc. Class A	45,830	593,499
Donegal Group, Inc. Class B	870	14,916
Duff & Phelps Corp.	10,707	181,591
#East West Bancorp, Inc.	50,175	1,089,299
Eastern Insurance Holdings, Inc.	23,152	300,744
Eastern Virginia Bankshares, Inc.	1,296	6,156
ECB Bancorp, Inc.	295	3,991
#*eHealth, Inc.	36,097	436,774

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
EMC Insurance Group, Inc.	24,691	$554,807
Employers Holdings, Inc.	45,208	759,042
*Encore Bancshares, Inc.	14,679	169,983
*Encore Capital Group, Inc.	46,344	1,054,326
*Enstar Group, Ltd.	13,650	1,129,811
Enterprise Bancorp, Inc.	2,244	32,179
Enterprise Financial Services Corp.	28,865	374,668
Epoch Holding Corp.	25,324	376,315
ESB Financial Corp.	5,033	69,254
ESSA Bancorp, Inc.	32,205	406,749
Evans Bancorp, Inc.	1,635	23,789
Evercore Partners, Inc. Class A	20,648	666,930
*EzCorp, Inc.	42,530	1,144,057
#F.N.B. Corp.	148,922	1,504,112
FBL Financial Group, Inc. Class A	37,315	1,037,730
Federal Agricultural Mortgage Corp.	24,522	378,620
Federal Agricultural Mortgage Corp. Class A	1,115	14,328
Fidelity Bancorp, Inc.	692	5,017
*Fidelity Southern Corp.	22,056	186,150
Financial Institutions, Inc.	15,865	306,670
*First Acceptance Corp.	124,814	229,658
First Advantage Bancorp	925	12,950
First Bancorp	31,726	476,842
First Bancorp, Inc.	3,301	48,756
*First Bancshares, Inc.	400	2,736
First Bancshares, Inc. (The)	300	2,736
First Busey Corp.	31,058	152,805
First Business Financial Services, Inc.	700	8,596
*First Cash Financial Services, Inc.	35,862	1,183,087
First Commonwealth Financial Corp.	102,836	661,235
First Community Bancshares, Inc.	30,066	404,388
*First Defiance Financial Corp.	18,336	240,018
#*First Federal Bancshares of Arkansas, Inc.	1,500	3,435
*First Federal of Northern Michigan Bancorp, Inc.	2,000	7,880
First Financial Bancorp	68,274	1,153,831
#First Financial Bankshares, Inc.	18,416	908,277
First Financial Corp.	27,976	882,083
First Financial Holdings, Inc.	23,214	240,497
First Financial Northwest, Inc.	24,860	116,842
*First Financial Service Corp.	1,177	5,402
*First Franklin Corp.	1	14
First M&F Corp.	911	3,589
*First Marblehead Corp. (The)	80,786	177,729
First Merchants Corp.	50,874	460,918
First Mercury Financial Corp.	31,732	521,991
First Midwest Bancorp, Inc.	82,282	961,877
#First Pactrust Bancorp, Inc.	5,297	73,734
*First Place Financial Corp.	20,919	59,410
*First Security Group, Inc.	9,750	9,262
First South Bancorp, Inc.	19,602	113,692
#First United Corp.	700	2,926
First West Virginia Bancorp, Inc.	432	7,050
Firstbank Corp.	234	1,566
*FirstCity Financial Corp.	20,633	160,112
Flagstone Reinsurance Holdings SA	88,000	1,078,880
Flushing Financial Corp.	63,658	907,126
#*FNB United Corp.	18,836	7,911
#*Forest City Enterprises, Inc. Class A	9,900	167,409
*Forestar Group, Inc.	16,346	305,016
*Fox Chase Bancorp, Inc.	24,002	294,985
*FPIC Insurance Group, Inc.	19,832	709,192

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
GAINSCO, Inc.	9,382	$70,365
GAMCO Investors, Inc.	4,608	204,964
German American Bancorp, Inc.	28,375	485,780
GFI Group, Inc.	125,942	644,823
Glacier Bancorp, Inc.	73,872	1,042,334
*Gleacher & Co., Inc.	33,890	72,016
*Global Indemnity P.L.C.	22,722	452,509
Great Southern Bancorp, Inc.	25,302	554,114
#*Greene Bancshares, Inc.	6,092	19,190
*Greenlight Capital Re, Ltd.	30,297	856,496
GS Financial Corp.	500	5,000
*Guaranty Bancorp	16,856	24,778
*Guaranty Federal Bancshares, Inc.	3,766	25,797
*Hallmark Financial Services, Inc.	43,737	371,327
Hampden Bancorp, Inc.	7,411	90,044
#Hancock Holding Co.	421	13,809
*Hanmi Financial Corp.	1,687	2,218
Harleysville Group, Inc.	33,630	1,188,148
Harleysville Savings Financial Corp.	101	1,510
*Harris & Harris Group, Inc.	60,673	308,826
Hawthorn Bancshares, Inc.	1,548	13,684
Heartland Financial USA, Inc.	31,367	530,416
*Heritage Commerce Corp.	11,543	52,867
*Heritage Financial Corp.	11,953	170,330
*Heritage Financial Group, Inc.	22,052	255,803
HF Financial Corp.	2,659	29,435
*HFF, Inc.	44,659	563,150
*Hilltop Holdings, Inc.	76,268	748,189
Hingham Institution for Savings	559	27,950
*HMN Financial, Inc.	4,371	11,671
*Home Bancorp, Inc.	169	2,332
Home Bancshares, Inc.	38,927	796,446
Home Federal Bancorp, Inc.	36,949	396,093
HopFed Bancorp, Inc.	7,567	71,130
Horace Mann Educators Corp.	41,957	725,017
Horizon Bancorp	836	22,739
IBERIABANK Corp.	34,456	1,954,344
Independence Holding Co.	34,397	271,392
#Independent Bank Corp.	40,157	1,091,467
Indiana Community Bancorp	1,214	19,485
Infinity Property & Casualty Corp.	17,124	1,022,988
Interactive Brokers Group, Inc.	43,473	702,958
*International Assets Holding Corp.	33,084	774,166
International Bancshares Corp.	49,566	940,267
*Internet Capital Group, Inc.	68,848	838,569
*Investment Technology Group, Inc.	35,390	652,238
*Investors Bancorp, Inc.	117,532	1,565,526
*Investors Capital Holdings, Ltd.	5,056	25,280
Investors Title Co.	934	29,879
*Jacksonville Bancorp, Inc.	185	1,249
JMP Group, Inc.	46,780	350,382
Kaiser Federal Financial Group, Inc.	21,737	259,540
KBW, Inc.	33,948	908,109
Kearny Financial Corp.	65,436	609,864
Kentucky First Federal Bancorp	3,402	31,639
*Knight Capital Group, Inc.	97,576	1,352,403
*LaBranche & Co., Inc.	52,272	196,543
Lake Shore Bancorp, Inc.	338	3,228
Lakeland Bancorp, Inc.	52,559	505,616
Lakeland Financial Corp.	29,629	609,765
Landmark Bancorp, Inc.	2,126	35,015

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Legacy Bancorp, Inc.	23,205	$301,665
#Life Partners Holdings, Inc.	17,506	180,662
LNB Bancorp, Inc.	15,952	84,227
*Louisiana Bancorp, Inc.	8,396	123,841
#*Macatawa Bank Corp.	8,817	37,913
*Magyar Bancorp, Inc.	1,709	7,092
Maiden Holdings, Ltd.	25,007	200,056
MainSource Financial Group, Inc.	40,093	364,245
*Market Leader, Inc.	69,535	171,751
MarketAxess Holdings, Inc.	49,152	989,430
*Marlin Business Services Corp.	26,525	346,416
Mayflower Bancorp, Inc.	100	895
MB Financial, Inc.	23,367	459,395
#*MBIA, Inc.	208,470	2,230,629
#*MBT Financial Corp.	31,187	57,696
MCG Capital Corp.	181,356	1,233,221
Meadowbrook Insurance Group, Inc.	93,637	888,615
Medallion Financial Corp.	38,962	305,072
#*Mercantile Bancorp, Inc.	2,267	2,539
Mercantile Bank Corp.	4,794	43,769
Mercer Insurance Group, Inc.	15,132	424,453
Merchants Bancshares, Inc.	14,947	410,594
*Meridian Interstate Bancorp, Inc.	30,243	368,965
Meta Financial Group, Inc.	3,861	58,185
*Metro Bancorp, Inc.	16,077	193,406
*MetroCorp Bancshares, Inc.	17,385	68,671
*MF Global Holdings, Ltd.	179,273	1,484,380
*MGIC Investment Corp.	110,123	923,932
MicroFinancial, Inc.	17,150	71,172
*Mid Penn Bancorp, Inc.	531	5,443
MidSouth Bancorp, Inc.	18,910	253,772
MidWestOne Financial Group, Inc.	4,319	60,768
Montpelier Re Holdings, Ltd.	87,908	1,744,974
MutualFirst Financial, Inc.	5,459	55,955
*Nara Bancorp, Inc.	78,489	766,053
*National Financial Partners Corp.	82,555	1,046,797
National Interstate Corp.	33,823	710,959
National Penn Bancshares, Inc.	113,965	929,954
National Security Group, Inc.	1,000	11,930
National Western Life Insurance Co. Class A	1,700	294,066
Naugatuck Valley Financial Corp.	100	880
*Navigators Group, Inc. (The)	18,443	902,600
NBT Bancorp, Inc.	33,198	769,530
Nelnet, Inc. Class A	55,734	1,249,556
#*Neostem, Inc.	2,912	4,164
*New Century Bancorp, Inc.	1,478	7,434
New England Bancshares, Inc.	19,498	183,281
New Hampshire Thrift Bancshares, Inc.	2,734	35,952
New Westfield Financial, Inc.	66,462	563,598
NewAlliance Bancshares, Inc.	109,101	1,631,060
*NewBridge Bancorp	4,031	20,518
*Newport Bancorp, Inc.	700	8,778
#*NewStar Financial, Inc.	97,502	944,794
North Central Bancshares, Inc.	400	6,420
*North Valley Bancorp	1,279	11,741
*Northeast Bancorp	38	583
Northeast Community Bancorp, Inc.	35,308	220,322
#Northfield Bancorp, Inc.	44,231	573,676
Northrim Bancorp, Inc.	6,560	123,590
Northwest Bancshares, Inc.	146,407	1,715,158
Norwood Financial Corp.	576	15,673

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Ocean Shore Holding Co.	205	$2,470
OceanFirst Financial Corp.	41,547	575,426
#*Ocwen Financial Corp.	112,550	1,136,755
Ohio Valley Banc Corp.	600	11,976
Old National Bancorp	67,919	728,771
Old Republic International Corp.	12,028	147,102
Old Second Bancorp, Inc.	9,553	14,998
OneBeacon Insurance Group, Ltd.	26,840	369,050
Oppenheimer Holdings, Inc. Class A	2,122	55,384
OptionsXpress Holdings, Inc.	55,218	820,539
Oriental Financial Group, Inc.	50,708	599,369
Oritani Financial Corp.	56,966	683,022
Pacific Continental Corp.	37,844	384,117
#*Pacific Mercantile Bancorp	17,011	65,322
*Pacific Premier Bancorp, Inc.	2,269	15,134
PacWest Bancorp	21,267	419,598
Park National Corp.	15,739	1,024,924
Parkvale Financial Corp.	3,978	42,764
#*Patriot National Bancorp	498	1,245
Peapack-Gladstone Financial Corp.	11,996	163,386
Penns Woods Bancorp, Inc.	3,062	119,142
*Penson Worldwide, Inc.	22,454	106,881
Peoples Bancorp of North Carolina	986	6,281
Peoples Bancorp, Inc.	20,536	279,084
#*PHH Corp.	63,047	1,506,193
*Phoenix Cos., Inc. (The)	215,350	551,296
*PICO Holdings, Inc.	27,870	863,413
#*Pinnacle Financial Partners, Inc.	27,700	381,152
*Piper Jaffray Cos., Inc.	15,995	668,591
*Platinum Underwriters Holdings, Ltd.	16,082	710,824
*PMI Group, Inc. (The)	75,444	219,542
Porter Bancorp, Inc.	1,886	17,879
#*Portfolio Recovery Associates, Inc.	18,001	1,298,592
*Preferred Bank	14,106	25,955
Premier Financial Bancorp, Inc.	2,848	18,170
Presidential Life Corp.	36,910	349,907
*Primus Guaranty, Ltd.	37,536	179,797
#*Princeton National Bancorp, Inc.	676	3,028
#PrivateBancorp, Inc.	73,100	1,123,547
Protective Life Corp.	2,800	77,196
*Providence Community Bancshares, Inc.	300	312
Provident Financial Holdings, Inc.	6,455	50,026
Provident Financial Services, Inc.	70,783	1,036,971
Provident New York Bancorp	74,700	696,951
Prudential Bancorp, Inc. of Pennsylvania	1,700	11,781
#Pulaski Financial Corp.	12,796	94,946
Pzena Investment Management, Inc. Class A	8,973	61,734
QC Holdings, Inc.	26,820	109,694
Radian Group, Inc.	88,300	633,994
Renasant Corp.	51,537	803,462
Republic Bancorp, Inc. Class A	33,020	630,352
*Republic First Bancorp, Inc.	11,110	35,330
Resource America, Inc.	41,185	282,529
*Riverview Bancorp, Inc.	8,195	25,323
#RLI Corp.	22,084	1,189,665
#Rockville Financial, Inc.	43,636	646,686
*Rodman & Renshaw Capital Group, Inc.	43,232	94,246
#Roma Financial Corp.	52,686	536,343
Rome Bancorp, Inc.	24,872	292,992
#*Royal Bancshares of Pennsylvania, Inc. Class A	9,510	16,452
S&T Bancorp, Inc.	22,091	482,688

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
S.Y. Bancorp, Inc.	21,009	$512,515
*Safeguard Scientifics, Inc.	38,359	631,006
Safety Insurance Group, Inc.	21,897	1,042,078
Salisbury Bancorp, Inc.	276	7,452
Sanders Morris Harris Group, Inc.	59,218	410,973
Sandy Spring Bancorp, Inc.	43,110	827,712
Savannah Bancorp, Inc. (The)	100	748
SCBT Financial Corp.	23,295	724,940
SeaBright Holdings, Inc.	20,668	200,686
*Security National Financial Corp. Class A	2,482	4,964
Selective Insurance Group, Inc.	63,912	1,136,355
Shore Bancshares, Inc.	7,547	72,678
*SI Financial Group, Inc.	35,417	322,295
*Siebert Financial Corp.	7,500	13,462
Sierra Bancorp	23,361	252,065
*Signature Bank	8,511	444,615
Simmons First National Corp.	34,046	946,138
Somerset Hills Bancorp	16,578	156,662
*Southcoast Financial Corp.	764	2,254
*Southern Community Financial Corp.	40,671	69,141
*Southern Connecticut Bancorp, Inc.	100	436
*Southern First Bancshares, Inc.	2,674	21,420
Southern Missouri Bancorp, Inc.	400	7,576
*Southern National Bancorp of Virginia, Inc.	342	2,589
Southside Bancshares, Inc.	31,949	684,348
*Southwest Bancorp, Inc.	27,105	371,067
Southwest Georgia Financial Corp.	1,439	16,908
State Auto Financial Corp.	41,692	635,803
State Bancorp, Inc.	28,885	275,852
StellarOne Corp.	47,938	696,539
#Sterling Bancorp	39,911	390,729
Sterling Bancshares, Inc.	51,620	457,869
#Stewart Information Services Corp.	11,500	131,215
#*Stifel Financial Corp.	7,793	499,999
*Stratus Properties, Inc.	14,485	139,346
#Suffolk Bancorp	14,952	313,543
Summit State Bank	800	5,136
*Sun Bancorp, Inc.	39,167	162,151
Susquehanna Bancshares, Inc.	143,758	1,374,326
*Sussex Bancorp	823	4,930
SWS Group, Inc.	29,631	138,673
*Taylor Capital Group, Inc.	29,484	302,801
Teche Holding Co.	2,950	106,938
*Tejon Ranch Co.	24,283	639,129
*Tennessee Commerce Bancorp, Inc.	3,252	16,293
Territorial Bancorp, Inc.	1,095	21,123
*Texas Capital Bancshares, Inc.	35,400	863,406
TF Financial Corp.	800	18,120
*Thomas Properties Group, Inc.	66,828	253,946
*Tidelands Bancshares, Inc.	800	968
Timberland Bancorp, Inc.	8,451	39,044
Tompkins Financial Corp.	20,285	826,614
Tower Bancorp, Inc.	9,804	221,865
*Tower Financial Corp.	382	3,373
#Tower Group, Inc.	47,578	1,238,931
TowneBank	48,143	717,331
*TradeStation Group, Inc.	72,354	504,307
*Tree.com, Inc.	12,661	106,732
TriCo Bancshares	20,715	314,247
Trustco Bank Corp.	130,205	779,277
Trustmark Corp.	75,429	1,809,542

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
UMB Financial Corp.	42,677	$1,734,820
Umpqua Holdings Corp.	110,593	1,213,205
Unico American Corp.	4,300	42,742
Union First Market Bankshares Corp.	40,078	489,753
United Bancshares, Inc.	110	1,090
#United Bankshares, Inc.	41,901	1,181,608
*United Community Banks, Inc.	29,784	50,633
*United Community Financial Corp.	7,977	12,285
United Financial Bancorp, Inc.	33,237	509,523
United Fire & Casualty Co.	35,162	704,822
*United PanAm Financial Corp.	12,423	86,091
*United Security Bancshares	38,661	135,314
Unitrin, Inc.	79,130	2,129,388
*Unity Bancorp, Inc.	5,784	39,187
Universal Insurance Holdings, Inc.	87,366	473,524
Univest Corp. of Pennsylvania	35,138	605,603
ViewPoint Financial Group	62,460	791,680
*Virginia Commerce Bancorp, Inc.	54,826	329,504
*Virtus Investment Partners, Inc.	2,461	118,792
VIST Financial Corp.	726	6,026
VSB Bancorp, Inc.	478	5,674
Washington Banking Co.	29,509	402,798
Washington Trust Bancorp, Inc.	28,017	560,340
*Waterstone Financial, Inc.	75,717	204,436
Wayne Savings Bancshares, Inc.	132	1,250
Webster Financial Corp.	83,679	1,914,576
WesBanco, Inc.	52,677	992,961
West Bancorporation, Inc.	37,782	271,086
*West Coast Bancorp	40,504	131,638
Westamerica Bancorporation	16,690	834,500
*Western Alliance Bancorp	76,832	576,240
#Westwood Holdings Group, Inc.	12,463	444,306
White River Capital, Inc.	538	9,447
Whitney Holding Corp.	67,498	898,398
Wilber Corp.	2,675	25,092
Wilmington Trust Corp.	22,066	96,649
Wilshire Bancorp, Inc.	53,828	345,576
Wintrust Financial Corp.	38,035	1,251,732
#*World Acceptance Corp.	21,517	1,208,395
*WSB Holdings, Inc.	800	2,360
WVS Financial Corp.	700	6,258
*ZipRealty, Inc.	37,394	100,216

Total Financials		187,868,728

Health Care — (9.4%)
*A.D.A.M., Inc.	18,181	127,085
*Abaxis, Inc.	21,763	573,455
#*ABIOMED, Inc.	42,845	419,881
*Accelrys, Inc.	75,876	623,701
*Accuray, Inc.	102,841	880,319
*Achillion Pharmaceuticals, Inc.	1,258	5,598
*Adcare Health Systems, Inc.	8,777	38,443
*Adolor Corp.	16,217	22,866
*ADVENTRX Pharmaceuticals, Inc.	28,039	64,770
#*Affymax, Inc.	47,097	313,666
*Affymetrix, Inc.	86,100	417,585
#*Air Methods Corp.	23,880	1,223,611
*Albany Molecular Research, Inc.	42,078	209,969
#*Alexza Pharmaceuticals, Inc.	24,922	35,389
*Align Technology, Inc.	58,920	1,227,304
*Alkermes, Inc.	70,449	909,497

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Alliance HealthCare Services, Inc.	58,122	$243,531
*Allied Healthcare International, Inc.	95,414	230,902
*Allied Healthcare Products, Inc.	1,200	5,064
*Allscripts Healthcare Solutions, Inc.	43,961	928,017
*Almost Family, Inc.	12,732	425,121
*Alphatec Holdings, Inc.	54,507	131,362
*AMAG Pharmaceuticals, Inc.	8,598	153,044
#*Amedisys, Inc.	14,800	504,532
America Services Group, Inc.	21,041	354,962
*American Dental Partners, Inc.	30,427	386,727
*American Medical Systems Holdings, Inc.	55,413	1,081,662
*American Shared Hospital Services	2,300	7,383
#*AMERIGROUP Corp.	25,297	1,324,804
*Amicus Therapeutics, Inc.	16,513	93,959
*AMN Healthcare Services, Inc.	45,768	265,454
*Amsurg Corp.	36,062	759,826
*Anadys Pharmaceuticals, Inc.	53,924	67,405
Analogic Corp.	12,500	638,375
*AngioDynamics, Inc.	46,982	760,874
*Anika Therapeutics, Inc.	26,120	182,579
*Animal Health International, Inc.	7,461	20,667
*ARCA Biopharma, Inc.	19,561	61,813
#*Ardea Biosciences, Inc.	21,957	582,300
#*Ariad Pharmaceuticals, Inc.	193,800	1,235,475
*Arqule, Inc.	45,325	277,842
Arrhythmia Research Technology, Inc.	6,700	37,252
*ArthroCare Corp.	12,531	350,743
*Assisted Living Concepts, Inc.	20,085	661,198
#*athenahealth, Inc.	3,000	128,820
*AtriCure, Inc.	33,699	370,689
Atrion Corp.	3,399	569,876
*AVANIR Pharmaceuticals, Inc.	5,772	23,377
*BioClinica, Inc.	46,104	207,007
*BioCryst Pharmaceuticals, Inc.	42,001	173,044
#*Biodel, Inc.	14,612	32,439
*BioMimetic Therapeutics, Inc.	4,576	59,351
*Bio-Reference Labs, Inc.	31,434	725,811
*BioScrip, Inc.	84,174	436,021
*BMP Sunstone Corp.	60,942	605,763
*Bovie Medical Corp.	24,632	75,128
*Brookdale Senior Living, Inc.	15,278	333,824
#*BSD Medical Corp.	29,071	126,459
*Caliper Life Sciences, Inc.	53,384	343,793
*Cambrex Corp.	57,960	264,298
Cantel Medical Corp.	27,197	579,024
*Capital Senior Living Corp.	62,460	426,602
*Caraco Pharmaceutical Laboratories, Ltd.	44,866	212,216
*CardioNet, Inc.	38,152	165,961
*CAS Medical Systems, Inc.	13,919	46,072
*Catalyst Health Solutions, Inc.	25,458	1,104,877
*Celera Corp.	116,584	721,072
#*Celldex Therapeutics, Inc.	27,400	101,380
*Centene Corp.	46,900	1,300,068
#*Cepheid, Inc.	18,409	437,398
Chemed Corp.	21,730	1,352,258
#*Clinical Data, Inc.	25,742	765,567
*Codexis, Inc.	10,824	97,741
*CombiMatrix Corp.	13,084	35,588
Computer Programs & Systems, Inc.	13,622	706,982
#*Conceptus, Inc.	26,816	362,150
*CONMED Corp.	45,417	1,185,838

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Conmed Healthcare Management, Inc.	3,499	$11,267
*Continucare Corp.	92,024	374,538
#Cooper Cos., Inc.	5,400	309,636
*Corvel Corp.	23,720	1,197,386
*CPEX Pharmaceuticals, Inc.	3,332	89,797
*Cross Country Healthcare, Inc.	32,245	232,164
*CryoLife, Inc.	57,377	290,901
#*Cubist Pharmaceuticals, Inc.	57,157	1,254,025
*Cumberland Pharmaceuticals, Inc.	14,344	88,933
*Curis, Inc.	60,272	166,953
*Cutera, Inc.	27,282	223,167
*Cyberonics, Inc.	24,922	816,196
*Cynosure, Inc. Class A	21,807	238,023
*Cytokinetics, Inc.	85,865	163,144
#*Cytori Therapeutics, Inc.	30,559	167,463
Daxor Corp.	3,400	32,198
*DepoMed, Inc.	72,684	609,092
*DexCom, Inc.	76,394	1,077,537
*Digirad Corp.	29,360	66,354
*Dionex Corp.	11,406	1,345,680
*Durect Corp.	42,904	133,860
*DUSA Pharmaceuticals, Inc.	34,987	111,958
*Dyax Corp.	13,473	25,599
*Dynacq Healthcare, Inc.	10,192	22,728
*Emergent BioSolutions, Inc.	44,682	949,046
Emergent Group, Inc.	4,566	27,807
#*Emeritus Corp.	13,721	262,071
●*Endo Pharmaceuticals Solutions	57,207	62,928
*Endologix, Inc.	51,841	302,233
Ensign Group, Inc.	37,942	916,679
*Enzo Biochem, Inc.	25,583	126,892
*Enzon Pharmaceuticals, Inc.	58,483	655,010
*eResearch Technology, Inc.	58,988	379,293
#*Exactech, Inc.	22,740	379,531
*Five Star Quality Care, Inc.	77,631	485,970
*Genomic Health, Inc.	7,299	162,549
*Genoptix, Inc.	4,077	101,762
*Gentiva Health Services, Inc.	39,420	907,448
*Greatbatch, Inc.	44,729	1,053,368
*Haemonetics Corp.	22,691	1,346,484
#*Halozyme Therapeutics, Inc.	30,018	200,220
*Hanger Orthopedic Group, Inc.	34,011	698,926
*Harvard Bioscience, Inc.	73,358	312,505
*HealthSpring, Inc.	63,300	1,923,687
*HealthStream, Inc.	59,755	415,895
*Healthways, Inc.	47,920	573,602
*HeartWare International, Inc.	3,229	300,329
Hill-Rom Holdings, Inc.	45,073	1,824,104
#*Hi-Tech Pharmacal Co., Inc.	19,829	452,498
*HMS Holdings Corp.	13,694	881,072
*ICU Medical, Inc.	23,920	934,315
*Idenix Pharmaceuticals, Inc.	57,567	255,597
*Idera Pharmaceuticals, Inc.	23,059	65,026
*Immucor, Inc.	53,892	1,065,445
*Impax Laboratories, Inc.	50,341	1,168,918
#*Incyte Corp.	121,700	1,793,858
*Infinity Pharmaceuticals, Inc.	48,910	276,831
#*Insulet Corp.	21,968	374,115
*Integra LifeSciences Holdings Corp.	28,237	1,309,632
*IntegraMed America, Inc.	24,186	230,734
#*InterMune, Inc.	264	9,866

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
Invacare Corp.	38,592	$1,066,683
*IPC The Hospitalist Co.	21,110	783,814
*Iridex Corp.	6,949	27,935
*IRIS International, Inc.	25,929	256,438
*ISTA Pharmaceuticals, Inc.	61,895	350,945
*Jazz Pharmaceuticals, Inc.	71,632	1,601,692
*Kendle International, Inc.	21,991	249,818
*Kensey Nash Corp.	18,780	454,476
Kewaunee Scientific Corp.	2,000	27,440
*Kindred Healthcare, Inc.	32,187	602,219
*K-V Pharmaceutical Co.	83,531	134,485
*K-V Pharmaceutical Co. Class B	12,865	21,227
Landauer, Inc.	4,849	281,484
*Lannet Co., Inc.	60,367	315,719
*LCA-Vision, Inc.	41,200	278,924
*LeMaitre Vascular, Inc.	28,193	197,915
#*Lexicon Pharmaceuticals, Inc.	23,161	39,142
*LHC Group, Inc.	21,195	563,787
*Ligand Pharmaceuticals, Inc. Class B	966	8,404
*Luminex Corp.	36,724	623,574
*Magellan Health Services, Inc.	33,892	1,640,712
*MAP Pharmaceuticals, Inc.	22,122	340,126
*Martek Biosciences Corp.	52,069	1,635,487
Masimo Corp.	43,100	1,291,922
*Matrixx Initiatives, Inc.	22,286	178,065
Maxygen, Inc.	45,466	180,500
*MedAssets, Inc.	52,826	1,036,974
*MedCath Corp.	44,083	590,271
*Medical Action Industries, Inc.	28,481	230,696
*Medicines Co. (The)	49,030	768,790
*MediciNova, Inc.	2,300	11,477
Medicis Pharmaceutical Corp. Class A	50,100	1,274,043
*Medidata Solutions, Inc.	18,245	455,213
*Medivation, Inc.	4,570	64,346
MedQuist, Inc.	26,114	243,382
MEDTOX Scientific, Inc.	21,047	283,503
*Merge Healthcare, Inc.	62,786	268,724
Meridian Bioscience, Inc.	8,077	177,209
*Merit Medical Systems, Inc.	48,833	721,263
#*Metabolix, Inc.	29,249	258,854
*Metropolitan Health Networks, Inc.	114,894	526,215
*Misonix, Inc.	1,809	4,242
*Molina Healthcare, Inc.	26,224	804,028
#*Momenta Pharmaceuticals, Inc.	3,832	49,011
*MWI Veterinary Supply, Inc.	17,417	1,082,641
*Myrexis, Inc.	10,718	42,122
*Nabi Biopharmaceuticals	72,469	405,826
*Nanosphere, Inc.	50,056	183,205
#National Healthcare Corp.	13,154	582,328
National Research Corp.	12,700	382,270
*Natus Medical, Inc.	49,376	743,603
#*Nektar Therapeutics	20,440	229,132
*Neogen Corp.	20,942	753,074
*Neurocrine Biosciences, Inc.	51,036	376,646
*NeurogesX, Inc.	16,093	84,810
*NovaMed, Inc.	15,876	207,658
*Novavax, Inc.	15,874	34,288
*NPS Pharmaceuticals, Inc.	66,972	670,055
#*NuVasive, Inc.	3,700	103,396
*NxStage Medical, Inc.	74,199	1,783,744
*Obagi Medical Products, Inc.	29,469	312,961

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Omnicell, Inc.	59,681	$831,655
*OraSure Technologies, Inc.	69,281	448,248
*Orthovita, Inc.	50,828	104,452
Owens & Minor, Inc.	35,125	1,037,241
*Pain Therapeutics, Inc.	78,623	486,676
*Palomar Medical Technologies, Inc.	34,075	506,354
*Par Pharmaceutical Cos., Inc.	47,469	1,695,593
*Parexel International Corp.	54,184	1,257,611
*PDI, Inc.	33,659	271,796
PDL BioPharma, Inc.	58,710	290,027
*Pernix Therapeutics Holdings, Inc.	4,466	49,081
*Pharmasset, Inc.	13,990	677,955
*PharMerica Corp.	17,600	199,056
*Pozen, Inc.	23,994	145,164
*Progenics Pharmaceuticals, Inc.	58,114	324,567
*ProPhase Labs, Inc.	28,021	39,510
*Providence Service Corp.	26,257	373,637
*pSivida Corp.	28,741	143,705
#*PSS World Medical, Inc.	26,203	624,417
*Questcor Pharmaceuticals, Inc.	78,868	1,219,299
#*Quidel Corp.	42,906	582,663
*RadNet, Inc.	36,534	132,984
*Regeneration Technologies, Inc.	13,100	35,108
*RehabCare Group, Inc.	33,379	819,788
*Repligen Corp.	73,292	378,920
*Rigel Pharmaceuticals, Inc.	80,617	542,149
*Rochester Medical Corp.	27,477	293,592
*Rockwell Medical Technologies, Inc.	24,486	229,189
#*Salix Pharmaceuticals, Ltd.	103,959	4,259,200
#*Sangamo BioSciences, Inc.	53,381	408,898
#*Santarus, Inc.	112,257	366,519
*SciClone Pharmaceuticals, Inc.	87,374	342,506
#*Seattle Genetics, Inc.	46,612	763,971
*Select Medical Holdings Corp.	33,235	224,004
#*Sequenom, Inc.	72,635	497,550
*Skilled Healthcare Group, Inc.	27,600	296,424
*Solta Medical, Inc.	57,360	157,740
*SonoSite, Inc.	23,919	802,722
Span-American Medical System, Inc.	5,907	87,778
*Spectranetics Corp.	40,016	184,074
*SRI/Surgical Express, Inc.	337	1,968
*Staar Surgical Co.	67,060	350,388
*Strategic Diagnostics, Inc.	52,563	108,805
*Sucampo Pharmaceuticals, Inc.	26,613	114,968
*Sun Healthcare Group, Inc.	23,927	298,968
*SunLink Health Systems, Inc.	4,257	7,790
*Sunrise Senior Living, Inc.	63,228	505,824
*SuperGen, Inc.	134,849	405,895
*SurModics, Inc.	9,690	114,342
*Symmetry Medical, Inc.	42,620	407,873
*Synovis Life Technologies, Inc.	26,418	395,874
*Synta Pharmaceuticals Corp.	17,556	87,604
#*Targacept, Inc.	38,630	995,109
*Team Health Holdings, Inc.	1,670	25,818
*Theragenics Corp.	33,395	55,102
#*Theravance, Inc.	32,706	688,134
*TomoTherapy, Inc.	134,928	450,660
*TranS1, Inc.	13,972	48,203
*Transcend Services, Inc.	22,011	405,663
*Transcept Pharmaceuticals, Inc.	25,807	214,198
*Trimeris, Inc.	30,091	77,033

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Triple-S Management Corp.	30,667	$566,113
*U.S. Physical Therapy, Inc.	20,882	396,758
Universal American Corp.	111,863	2,258,514
Utah Medical Products, Inc.	8,858	240,938
*Vascular Solutions, Inc.	34,747	367,623
*Vical, Inc.	55,846	111,134
*Viropharma, Inc.	115,735	1,898,054
*Vital Images, Inc.	24,453	324,980
#*Volcano Corp.	5,124	134,556
*WellCare Health Plans, Inc.	37,300	1,115,270
West Pharmaceutical Services, Inc.	28,461	1,138,155
*Wright Medical Group, Inc.	30,220	449,069
Young Innovations, Inc.	17,134	514,363
*Zoll Medical Corp.	26,459	1,094,080

Total Health Care		132,577,933

Industrials — (16.2%)
*3D Systems Corp.	40,508	1,156,098
A.O. Smith Corp.	35,100	1,502,631
*A.T. Cross Co.	23,659	230,439
#AAON, Inc.	29,490	794,166
*AAR Corp.	55,400	1,484,166
ABM Industries, Inc.	55,950	1,437,915
*Acacia Technologies Group	54,207	1,322,651
*ACCO Brands Corp.	86,418	709,492
Aceto Corp.	60,158	517,960
Actuant Corp. Class A	63,176	1,751,870
Administaff, Inc.	22,130	626,722
*Advisory Board Co. (The)	21,480	1,062,401
*AeroCentury Corp.	2,338	44,656
*Aerosonic Corp.	932	3,327
*Aerovironment, Inc.	24,842	700,544
*Air Transport Services Group, Inc.	119,311	882,901
Aircastle, Ltd.	81,000	860,220
#*AirTran Holdings, Inc.	126,950	938,161
Alamo Group, Inc.	24,474	635,100
*Alaska Air Group, Inc.	42,438	2,514,027
Albany International Corp.	29,664	668,923
Alexander & Baldwin, Inc.	47,845	1,919,541
Allegiant Travel Co.	24,987	1,162,895
*Allied Defense Group, Inc.	13,922	48,449
*Altra Holdings, Inc.	50,056	1,046,671
*Amerco, Inc.	25,903	2,357,432
*American Railcar Industries, Inc.	49,314	935,487
*American Reprographics Co.	56,273	454,123
American Science & Engineering, Inc.	9,161	797,007
#*American Superconductor Corp.	9,377	255,711
American Woodmark Corp.	23,933	446,350
Ameron International Corp.	9,560	659,353
Ampco-Pittsburgh Corp.	12,050	300,166
*AMREP Corp.	13,128	168,432
*APAC Customer Services, Inc.	83,555	460,388
Apogee Enterprises, Inc.	40,628	519,632
Applied Industrial Technologies, Inc.	42,428	1,343,270
Applied Signal Technologies, Inc.	20,289	771,185
*Argan, Inc.	24,200	224,334
Arkansas Best Corp.	32,498	830,324
*Arotech Corp.	21,244	34,415
#*ArvinMeritor, Inc.	89,229	1,950,546
#*Ascent Solar Technologies, Inc.	61,373	194,552
*Astec Industries, Inc.	22,040	663,404

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Astronics Corp.	14,969	$345,784
*Astronics Corp. Class B	1,840	42,338
*Atlas Air Worldwide Holdings, Inc.	26,839	1,363,690
*Avalon Holding Corp. Class A	1,400	4,200
#*Avis Budget Group, Inc.	78,400	1,085,056
AZZ, Inc.	19,480	780,953
#Badger Meter, Inc.	11,963	490,363
*Baker (Michael) Corp.	14,707	446,505
*Baldwin Technology Co. Class A	21,689	30,582
Barnes Group, Inc.	55,900	1,107,938
Barrett Business Services, Inc.	24,359	358,564
*BE Aerospace, Inc.	400	15,476
*Beacon Roofing Supply, Inc.	53,162	965,422
Belden, Inc.	37,254	1,294,949
*Blount International, Inc.	31,800	477,318
*BlueLinx Holdings, Inc.	71,047	257,901
Brady Co. Class A	19,375	634,531
*Breeze-Eastern Corp.	19,372	135,604
#Briggs & Stratton Corp.	68,413	1,366,208
Brink’s Co. (The)	27,673	747,171
*BTU International, Inc.	22,014	252,721
*Builders FirstSource, Inc.	15,875	35,243
*CAI International, Inc.	39,678	755,469
Cascade Corp.	18,876	888,493
*Casella Waste Systems, Inc.	51,680	414,474
#*CBIZ, Inc.	107,862	750,720
CDI Corp.	39,209	629,697
*CECO Environmental Corp.	30,926	171,639
*Celadon Group, Inc.	38,625	565,856
*Ceradyne, Inc.	29,353	1,039,977
*Champion Industries, Inc.	5,308	10,616
*Chart Industries, Inc.	31,160	1,131,731
Chase Corp.	19,395	298,683
Chicago Rivet & Machine Co.	300	5,706
CIRCOR International, Inc.	17,149	692,648
*Coleman Cable, Inc.	31,933	213,951
*Colfax Corp.	42,401	790,355
*Columbus McKinnon Corp.	30,888	521,081
Comfort Systems USA, Inc.	68,872	876,741
*Command Security Corp.	26,704	50,204
*Commercial Vehicle Group, Inc.	48,454	782,048
CompX International, Inc.	2,107	28,655
*Consolidated Graphics, Inc.	22,400	1,121,120
Corporate Executive Board Co.	26,462	1,028,313
#*CoStar Group, Inc.	18,678	1,051,198
Courier Corp.	26,492	375,524
*Covenant Transportation Group, Inc.	27,476	246,460
*CPI Aerostructures, Inc.	16,083	191,227
*CRA International, Inc.	11,800	286,504
Cubic Corp.	29,003	1,413,896
Curtiss-Wright Corp.	8,086	280,584
Deluxe Corp.	33,980	830,811
*DigitalGlobe, Inc.	7,592	233,150
*Document Security Systems, Inc.	32,344	157,515
*Dollar Thrifty Automotive Group, Inc.	21,095	1,023,529
Ducommun, Inc.	21,900	480,924
*DXP Enterprises, Inc.	23,801	518,386
*Dycom Industries, Inc.	79,926	1,284,411
*Dynamex, Inc.	14,647	364,564
Dynamic Materials Corp.	22,974	453,737
#*Eagle Bulk Shipping, Inc.	101,602	415,552

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Eastern Co.	8,993	$170,777
Ecology & Environment, Inc. Class A	920	13,892
#Encore Wire Corp.	44,288	994,044
*Energy Recovery, Inc.	5,002	17,107
EnergySolutions, Inc.	95,958	568,071
#*EnerNOC, Inc.	17,034	443,225
*EnerSys	63,999	2,100,447
Ennis, Inc.	39,694	660,111
*EnPro Industries, Inc.	29,763	1,235,462
ESCO Technologies, Inc.	24,189	877,577
Espey Manufacturing & Electronics Corp.	5,593	120,921
*Esterline Technologies Corp.	28,891	2,056,461
#*Excel Maritime Carriers, Ltd.	129,443	586,377
*Exponent, Inc.	22,945	842,540
*Express-1 Expedited Solutions, Inc.	39,073	118,391
Federal Signal Corp.	39,488	274,836
*Flanders Corp.	51,369	187,497
*Flow International Corp.	97,397	365,239
Forward Air Corp.	21,901	611,257
*Franklin Covey Co.	41,060	321,500
Franklin Electric Co., Inc.	26,195	1,076,091
Freightcar America, Inc.	25,570	729,256
*Frozen Food Express Industries	26,321	106,337
*FTI Consulting, Inc.	38,208	1,393,446
*Fuel Tech, Inc.	19,061	152,679
*Furmanite Corp.	67,238	512,354
G & K Services, Inc. Class A	28,981	907,975
#GATX Corp.	55,507	1,845,608
#*Genco Shipping & Trading, Ltd.	22,300	257,788
*Gencor Industries, Inc.	10,941	86,215
#*GenCorp, Inc.	81,226	416,689
#*General Cable Corp.	65,094	2,409,129
*Genesee & Wyoming, Inc.	25,080	1,297,890
*GEO Group, Inc. (The)	94,584	2,248,262
*GeoEye, Inc.	23,119	922,910
*Gibraltar Industries, Inc.	31,825	351,030
#Gorman-Rupp Co. (The)	27,828	884,374
*GP Strategies Corp.	40,818	403,690
Graham Corp.	21,937	508,938
#Granite Construction, Inc.	35,400	914,736
Great Lakes Dredge & Dock Corp.	130,010	1,080,383
#*Greenbrier Cos., Inc.	56,300	1,332,621
*Griffon Corp.	92,184	1,073,022
*H&E Equipment Services, Inc.	60,463	702,580
Hardinge, Inc.	27,050	236,688
#*Hawaiian Holdings, Inc.	79,422	586,929
Healthcare Services Group, Inc.	50,931	806,747
Heartland Express, Inc.	76,100	1,219,502
#HEICO Corp.	14,872	777,657
HEICO Corp. Class A	24,164	922,098
Heidrick & Struggles International, Inc.	24,660	660,641
*Herley Industries, Inc.	19,700	323,671
Herman Miller, Inc.	37,711	909,966
*Hexcel Corp.	52,130	991,513
*Hill International, Inc.	65,137	423,390
#HNI Corp.	29,650	899,581
#*Hoku Corp.	84,887	211,369
Horizon Lines, Inc.	66,917	331,239
Houston Wire & Cable Co.	23,048	300,776
*Hub Group, Inc. Class A	31,875	1,108,612
*Hudson Highland Group, Inc.	56,816	313,624

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Hurco Cos., Inc.	14,942	$379,975
*Huron Consulting Group, Inc.	17,740	454,321
*ICF International, Inc.	38,480	927,560
*Identive Group, Inc.	41,354	107,107
*II-VI, Inc.	35,443	1,750,175
#*Innerworkings, Inc.	71,325	449,348
*Innotrac Corp.	712	1,040
*Innovative Solutions & Support, Inc.	40,291	233,688
*Insituform Technologies, Inc.	47,114	1,296,106
Insteel Industries, Inc.	25,286	288,766
*Integrated Electrical Services, Inc.	17,119	64,539
Interface, Inc. Class A	49,936	811,460
*Interline Brands, Inc.	51,621	1,095,914
International Shipholding Corp.	12,870	322,522
Intersections, Inc.	46,277	456,291
*JetBlue Airways Corp.	65,200	391,200
John Bean Technologies Corp.	35,266	636,551
*Kadant, Inc.	23,091	488,606
Kaman Corp. Class A	28,991	853,350
Kaydon Corp.	32,300	1,250,333
*Kelly Services, Inc. Class A	33,497	659,053
*Key Technology, Inc.	12,976	215,142
*Kforce, Inc.	59,361	1,061,375
Kimball International, Inc. Class B	23,134	155,807
Knight Transportation, Inc.	39,233	747,781
Knoll, Inc.	40,650	680,481
*Korn/Ferry International	61,744	1,444,810
*Kratos Defense & Security Solutions, Inc.	27,188	381,176
L.S. Starrett Co. Class A	5,758	72,033
*LaBarge, Inc.	32,848	458,558
*Ladish Co., Inc.	34,188	1,830,426
Lawson Products, Inc.	19,402	453,425
*Layne Christensen Co.	30,981	978,380
*LB Foster Co. Class A	3,823	151,964
*LECG Corp.	6,237	9,854
*LGL Group, Inc.	4,430	97,504
#Lindsay Corp.	10,050	654,054
*LMI Aerospace, Inc.	24,741	463,275
LSI Industries, Inc.	43,501	323,647
*Lydall, Inc.	33,108	264,864
*M&F Worldwide Corp.	31,100	750,443
*Magnetek, Inc.	23,492	42,286
Manitowoc Co., Inc. (The)	70,300	944,129
Marten Transport, Ltd.	41,619	886,901
#*MasTec, Inc.	90,708	1,380,576
McGrath Rentcorp	29,593	746,927
*Metalico, Inc.	68,047	377,661
Met-Pro Corp.	34,404	373,283
*MFRI, Inc.	15,268	166,269
#*Microvision, Inc.	87,263	164,927
*Middleby Corp.	16,650	1,362,136
Miller Industries, Inc.	27,836	424,777
Mine Safety Appliances Co.	34,549	1,077,238
*Mistras Group, Inc.	9,525	136,112
*Mobile Mini, Inc.	44,926	918,287
*Moog, Inc.	43,941	1,873,644
*Moog, Inc. Class B	488	21,091
Mueller Industries, Inc.	43,197	1,412,542
Mueller Water Products, Inc.	117,592	470,368
Multi-Color Corp.	24,913	414,054
*MYR Group, Inc.	13,565	298,294

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
NACCO Industries, Inc. Class A	7,960	$797,990
National Presto Industries, Inc.	7,876	1,008,286
National Technical Systems, Inc.	25,608	193,084
*Navigant Consulting, Inc.	46,347	472,276
*NIVS IntelliMedia Technology Group, Inc.	1,900	3,952
*NN, Inc.	38,833	509,101
*Northwest Pipe Co.	13,169	288,006
*Ocean Power Technologies, Inc.	21,637	117,705
*Old Dominion Freight Line, Inc.	55,963	1,800,330
*Omega Flex, Inc.	21,064	273,621
*On Assignment, Inc.	54,156	427,832
*Orbital Sciences Corp.	58,398	996,270
*Orion Energy Systems, Inc.	35,773	155,613
*Orion Marine Group, Inc.	36,395	426,549
*Oshkosh Corp.	33,160	1,257,096
*P.A.M. Transportation Services, Inc.	20,705	238,936
#*Pacer International, Inc.	58,570	366,062
*Park-Ohio Holdings Corp.	37,414	769,232
*Patrick Industries, Inc.	400	860
*Patriot Transportation Holding, Inc.	15,834	447,627
*PGT, Inc.	61,702	144,383
*Pike Electric Corp.	52,234	431,975
*Pinnacle Airlines Corp.	41,231	297,276
#*PMFG, Inc.	20,715	339,312
*Polypore International, Inc.	43,917	2,114,604
*Powell Industries, Inc.	21,473	814,041
*PowerSecure International, Inc.	26,258	192,209
Preformed Line Products Co.	6,300	384,993
*PRGX Global, Inc.	41,672	260,033
Primoris Services Corp.	6,629	54,424
Providence & Worcester Railroad Co.	1,886	34,344
*Quality Distribution, Inc.	47,677	438,152
Quanex Building Products Corp.	40,475	788,858
*RailAmerica, Inc.	9,683	120,747
Raven Industries, Inc.	13,392	632,638
*RBC Bearings, Inc.	22,072	767,443
*RCM Technologies, Inc.	12,483	57,047
Regal-Beloit Corp.	6,591	439,883
#*Republic Airways Holdings, Inc.	53,980	346,552
Resources Connection, Inc.	44,160	884,966
Robbins & Myers, Inc.	59,404	2,467,048
*RSC Holdings, Inc.	65,564	784,145
*Rush Enterprises, Inc. Class A	49,482	943,622
*Rush Enterprises, Inc. Class B	19,855	326,019
*Saia, Inc.	28,404	406,461
*Sauer-Danfoss, Inc.	45,024	1,289,938
Schawk, Inc.	58,407	1,065,344
*School Specialty, Inc.	2,860	37,323
Seaboard Corp.	99	198,198
Servotronics, Inc.	4,483	38,778
*SFN Group, Inc.	96,248	931,681
SIFCO Industries, Inc.	12,202	197,794
Simpson Manufacturing Co., Inc.	52,767	1,569,818
SkyWest, Inc.	61,619	927,366
*SL Industries, Inc.	14,783	273,190
*Sparton Corp.	23,957	204,593
*Spire Corp.	4,109	20,709
*Standard Parking Corp.	24,954	448,922
#Standard Register Co.	18,788	60,122
Standex International Corp.	34,482	1,149,975
Steelcase, Inc. Class A	89,369	913,351

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Sterling Construction Co., Inc.	16,631	$213,875
Sun Hydraulics, Inc.	28,856	1,075,752
*SunPower Corp. Class B	21,331	281,569
Superior Uniform Group, Inc.	9,036	95,059
*Supreme Industries, Inc.	6,279	20,407
*SYKES Enterprises, Inc.	51,985	1,012,668
*Sypris Solutions, Inc.	2,619	11,026
TAL International Group, Inc.	39,709	1,240,112
#*Taser International, Inc.	81,535	341,632
*Team, Inc.	34,644	885,501
*Tech/Ops Sevcon, Inc.	5,032	36,885
Technology Research Corp.	16,235	85,883
*Tecumseh Products Co. Class A	20,765	250,841
*Tecumseh Products Co. Class B	2,406	28,595
*Teledyne Technologies, Inc.	33,415	1,580,864
Tennant Co.	18,981	765,694
*Tetra Tech, Inc.	33,130	766,794
Textainer Group Holdings, Ltd.	50,241	1,557,471
Titan International, Inc.	92,692	1,761,148
*Titan Machinery, Inc.	37,619	911,508
Todd Shipyards Corp.	10,629	236,389
Toro Co.	24,300	1,477,926
*Trailer Bridge, Inc.	23,279	88,227
*TRC Cos., Inc.	41,887	147,861
Tredegar Industries, Inc.	30,500	570,655
*Trex Co., Inc.	24,123	561,583
*TriMas Corp.	58,415	1,112,222
#Triumph Group, Inc.	24,063	2,310,770
*TrueBlue, Inc.	42,200	719,932
*Tufco Technologies, Inc.	1,800	5,832
Tutor Perini Corp.	58,601	1,330,829
Twin Disc, Inc.	25,941	844,898
*U.S. Home Systems, Inc.	14,720	69,037
*Ultralife Corp.	42,741	293,631
UniFirst Corp.	17,268	962,864
*United Capital Corp.	600	16,560
*United Rentals, Inc.	55,900	1,489,735
*United Stationers, Inc.	27,724	1,726,651
Universal Forest Products, Inc.	24,057	882,892
*Universal Security Instruments, Inc.	1,263	10,432
*Universal Truckload Services, Inc.	31,374	467,473
*UQM Technologies, Inc.	28,394	77,516
*US Airways Group, Inc.	170,157	1,687,957
US Ecology, Inc.	20,507	345,748
*USA Truck, Inc.	23,236	278,832
#*USG Corp.	106,226	1,722,986
UTi Worldwide, Inc.	26,984	590,950
*Valpey Fisher Corp.	1,200	4,092
*Versar, Inc.	18,964	64,857
Viad Corp.	30,147	709,359
Vicor Corp.	47,156	694,608
Virco Manufacturing Corp.	17,900	54,595
*Vishay Precision Group, Inc.	977	18,123
*Volt Information Sciences, Inc.	35,935	246,873
VSE Corp.	7,394	221,155
*Wabash National Corp.	41,615	472,746
#Watsco, Inc. Class A	600	37,632
Watsco, Inc. Class B	1,600	100,800
Watts Water Technologies, Inc.	40,117	1,443,008
*WCA Waste Corp.	47,546	233,926
#Werner Enterprises, Inc.	30,573	753,624

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*WESCO International, Inc.	43,574	$2,442,323
*Willdan Group, Inc.	3,099	13,543
*Willis Lease Finance Corp.	8,008	105,786

Total Industrials		229,730,274

Information Technology — (17.6%)
*ACI Worldwide, Inc.	29,688	786,435
*Acme Packet, Inc.	95,296	5,125,019
*Acorn Energy, Inc.	29,681	118,130
*Actuate Corp.	63,749	353,807
*Acxiom Corp.	86,793	1,495,443
*ADDvantage Technologies Group, Inc.	13,988	41,544
*Adept Technology, Inc.	18,552	87,009
*Advanced Analogic Technologies, Inc.	83,071	330,623
*Advanced Energy Industries, Inc.	58,515	903,764
#*Advent Software, Inc.	40,506	1,197,357
*Aehr Test Systems	1,028	1,347
*Aetrium, Inc.	20,122	39,640
*Agilysys, Inc.	17,297	99,112
American Software, Inc. Class A	54,390	360,062
*Amkor Technology, Inc.	127,215	1,035,530
*Amtech Systems, Inc.	20,721	530,665
*Anadigics, Inc.	110,520	754,852
*Anaren, Inc.	29,753	611,127
*Ancestry.com, Inc.	30,657	1,091,389
Anixter International, Inc.	4,900	310,023
*Applied Micro Circuits Corp.	74,310	731,210
*Ariba, Inc.	96,871	2,721,106
*Arris Group, Inc.	170,706	2,130,411
#*Aruba Networks, Inc.	72,725	1,567,224
Astro-Med, Inc.	5,157	40,070
#*ATMI, Inc.	33,760	695,456
*ATS Corp.	725	2,610
*AuthenTec, Inc.	45,355	137,426
*Aviat Networks, Inc.	67,895	352,375
*Avid Technology, Inc.	68,069	1,133,349
*Aware, Inc.	31,813	119,299
*Axcelis Technologies, Inc.	41,100	142,617
*AXT, Inc.	74,440	806,185
Bel Fuse, Inc. Class A	4,156	99,993
Bel Fuse, Inc. Class B	14,357	313,126
*Benchmark Electronics, Inc.	69,194	1,313,994
*BigBand Networks, Inc.	74,047	196,225
Black Box Corp.	23,056	811,341
#Blackbaud, Inc.	42,102	1,106,862
#*Blackboard, Inc.	27,445	1,066,513
*Blue Coat Systems, Inc.	43,044	1,240,098
*Bottomline Technologies, Inc.	40,087	919,195
*Brightpoint, Inc.	115,586	1,048,943
*BroadVision, Inc.	787	9,428
*Brooks Automation, Inc.	42,301	496,614
*Bsquare Corp.	21,682	190,585
*Cabot Microelectronics Corp.	26,550	1,197,671
*CACI International, Inc.	42,100	2,336,129
*CalAmp Corp.	44,522	141,580
*Callidus Software, Inc.	43,681	273,006
*Cardtronics, Inc.	61,876	1,057,461
*Cascade Microtech, Inc.	21,819	134,187
Cass Information Systems, Inc.	17,088	619,440
#*Cavium Networks, Inc.	13,127	519,042
*CEVA, Inc.	41,180	995,321

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Checkpoint Systems, Inc.	43,000	$888,810
*Chyron International Corp.	1,300	3,796
*Ciber, Inc.	109,291	498,367
#*Ciena Corp.	29,000	638,870
*Cirrus Logic, Inc.	109,053	2,293,385
*Clearfield, Inc.	25,416	120,472
Cognex Corp.	33,444	1,048,135
*Cogo Group, Inc.	22,811	199,824
*Coherent, Inc.	23,531	1,260,085
Cohu, Inc.	37,524	560,609
*Comarco, Inc.	13,164	4,476
●#*Commerce One LLC	1,966	—
Communications Systems, Inc.	19,076	284,995
*CommVault Systems, Inc.	35,712	1,103,144
*Computer Task Group, Inc.	37,712	446,133
*comScore, Inc.	28,723	688,203
Comtech Telecommunications Corp.	32,267	905,412
*Concurrent Computer Corp.	17,290	88,871
*Conexant Systems, Inc.	26,700	55,803
#*Constant Contact, Inc.	17,170	480,588
*Convergys Corp.	152,295	2,168,681
*CPI International, Inc.	33,783	655,390
*Cray, Inc.	69,892	522,443
*CSG Systems International, Inc.	36,000	700,200
*CSP, Inc.	1,770	6,921
CTS Corp.	50,218	569,472
*CyberOptics Corp.	22,932	218,771
*Cymer, Inc.	33,606	1,632,916
Daktronics, Inc.	71,750	1,095,623
*Datalink Corp.	32,789	209,850
*Dataram Corp.	17,435	39,577
DDi Corp.	52,418	590,489
#*DealerTrack Holdings, Inc.	38,600	762,929
*Deltek, Inc.	44,100	313,551
*DemandTec, Inc.	28,412	342,365
*DG FastChannel, Inc.	36,151	990,899
*Dice Holdings, Inc.	101,902	1,330,840
*Digi International, Inc.	52,871	559,904
*Digimarc Corp.	17,723	531,867
#*Digital River, Inc.	37,178	1,180,030
#*Diodes, Inc.	30,758	791,711
*Ditech Networks, Inc.	31,623	43,007
*Dot Hill Systems Corp.	26,127	73,156
*DSP Group, Inc.	58,435	437,678
*DTS, Inc.	15,492	694,351
*Dynamics Research Corp.	24,010	323,415
Earthlink, Inc.	121,590	1,037,163
#*Ebix, Inc.	42,888	967,124
*EchoStar Corp.	8,381	228,382
*EDGAR Online, Inc.	34,385	43,669
*Edgewater Technology, Inc.	8,958	20,872
Electro Rent Corp.	44,744	660,421
*Electro Scientific Industries, Inc.	39,935	665,716
*Electronics for Imaging, Inc.	65,470	980,741
*eLoyalty Corp.	11,917	82,108
*EMS Technologies, Inc.	29,013	531,808
*Emulex Corp.	96,540	1,101,521
*EndWave Corp.	16,192	36,918
*Entegris, Inc.	91,271	698,223
#*Entropic Communications, Inc.	111,345	1,221,455
*Epicor Software Corp.	101,489	1,051,426

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
EPIQ Systems, Inc.	56,360	$724,226
*ePlus, Inc.	18,015	465,508
*Euronet Worldwide, Inc.	54,823	1,002,713
*Exar Corp.	75,052	481,834
*ExlService Holdings, Inc.	33,177	632,354
*Extreme Networks	163,887	537,549
#Fair Isaac Corp.	50,290	1,276,360
*Fairchild Semiconductor International, Inc.	117,510	2,091,678
*FalconStor Software, Inc.	60,265	218,461
*Faro Technologies, Inc.	32,888	997,164
*FEI Co.	43,300	1,179,925
*FormFactor, Inc.	22,670	193,828
Forrester Research, Inc.	31,271	1,114,498
*Frequency Electronics, Inc.	13,896	98,106
*FSI International, Inc.	74,845	312,852
*Gerber Scientific, Inc.	58,381	445,447
*Global Cash Access, Inc.	65,299	199,162
*Globecomm Systems, Inc.	46,129	436,380
*GSE Systems, Inc.	21,862	71,270
#*GSI Commerce, Inc.	10,236	235,837
*GSI Technology, Inc.	61,196	563,003
#*GT Solar International, Inc.	86,500	955,392
*GTSI Corp.	19,287	90,649
*Guidance Software, Inc.	39,496	275,287
*Hackett Group, Inc.	96,523	336,865
*Harmonic, Inc.	93,707	790,887
*Hauppauge Digital, Inc.	21,253	52,707
Heartland Payment Systems, Inc.	6,819	107,740
*Hittite Microwave Corp.	25,491	1,523,852
#*HSW International, Inc.	15,129	60,516
*Hutchinson Technology, Inc.	24,043	79,582
*Hypercom Corp.	95,433	853,171
*I.D. Systems, Inc.	5,937	25,767
*IEC Electronics Corp.	18,004	155,735
iGATE Corp.	94,070	1,448,678
#*iGo, Inc.	48,185	160,938
*Imation Corp.	37,926	383,053
Imergent, Inc.	8,219	36,492
*Immersion Corp.	63,046	372,602
*Infinera Corp.	85,330	625,896
*InfoSpace, Inc.	78,458	641,786
*Innodata Isogen, Inc.	56,416	159,657
*Insight Enterprises, Inc.	42,339	589,359
*Integral Systems, Inc.	41,248	502,813
*Integrated Device Technology, Inc.	209,150	1,334,377
*Integrated Silicon Solution, Inc.	56,886	592,752
*Intellicheck Mobilisa, Inc.	41,831	54,799
*Interactive Intelligence, Inc.	27,423	897,555
#*InterDigital, Inc.	20,697	996,561
*Intermec, Inc.	63,677	723,371
*Internap Network Services Corp.	98,306	716,651
*International Rectifier Corp.	50,372	1,613,415
●#*Internet Media Services, Inc.	14,486	—
*Interphase Corp.	15,555	30,643
*Intevac, Inc.	37,089	509,974
*IntriCon Corp.	17,118	68,472
*Inuvo, Inc.	500	1,500
*INX, Inc.	20,131	144,943
*IPG Photonics Corp.	58,631	2,031,564
*Iteris, Inc.	61,090	106,908
*Ixia	90,255	1,419,711

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*IXYS Corp.	61,534	$697,180
#*j2 Global Communications, Inc.	35,265	973,314
*JDA Software Group, Inc.	46,262	1,396,187
*JDS Uniphase Corp.	10,422	176,861
*Kenexa Corp.	45,200	937,448
*KEY Tronic Corp.	27,708	162,646
Keynote Systems, Inc.	33,372	581,674
*KIT Digital, Inc.	7,500	103,350
*Knot, Inc. (The)	50,314	557,479
*Kopin Corp.	126,603	514,008
*Kulicke & Soffa Industries, Inc.	101,885	993,379
*KVH Industries, Inc.	29,270	355,630
#*L-1 Identity Solutions, Inc.	80,039	954,865
*Lattice Semiconductor Corp.	157,186	979,269
*Lawson Software, Inc.	203,429	1,912,233
*LeCroy Corp.	20,742	270,683
*Limelight Networks, Inc.	154,683	964,449
*Lionbridge Technologies, Inc.	114,035	437,894
*Liquidity Services, Inc.	43,203	616,507
Littlefuse, Inc.	24,500	1,256,360
*LoJack Corp.	40,937	259,950
*LoopNet, Inc.	47,319	485,966
*Loral Space & Communications, Inc.	18,987	1,413,962
*Magma Design Automation, Inc.	109,596	595,106
*Manhattan Associates, Inc.	23,574	695,669
Marchex, Inc.	32,453	308,953
*Mattson Technology, Inc.	72,794	166,698
Maximus, Inc.	16,141	1,095,167
*Maxwell Technologies, Inc.	25,033	450,594
*Measurement Specialties, Inc.	31,112	838,157
*MEMSIC, Inc.	8,540	26,645
*Mentor Graphics Corp.	98,982	1,260,536
*Mercury Computer Systems, Inc.	48,614	917,832
Mesa Laboratories, Inc.	6,345	182,419
Methode Electronics, Inc.	59,388	701,966
Micrel, Inc.	63,592	851,497
*Microsemi Corp.	21,445	482,298
*MicroStrategy, Inc.	4,498	478,407
*Mindspeed Technologies, Inc.	51,821	363,783
*MIPS Technologies, Inc.	81,541	1,012,739
*MKS Instruments, Inc.	61,305	1,760,067
Mocon, Inc.	11,568	148,880
*ModusLink Global Solutions, Inc.	65,044	398,720
*MoneyGram International, Inc.	129,098	318,872
*Monolithic Power Systems, Inc.	37,661	552,487
*Monotype Imaging Holdings, Inc.	60,158	675,875
#*MoSys, Inc.	79,695	462,231
*Move, Inc.	65,416	147,186
#MTS Systems Corp.	27,668	1,035,198
*Multi-Fineline Electronix, Inc.	35,422	1,023,696
*Nanometrics, Inc.	38,610	661,003
*NAPCO Security Technologies, Inc.	41,554	78,122
*NCI, Inc. Class A	11,244	236,124
*NETGEAR, Inc.	41,819	1,449,237
*NetList, Inc.	55,290	118,321
*NetLogic Microsystems, Inc.	13,000	453,180
*NetScout Systems, Inc.	71,397	1,636,419
#*NetSuite, Inc.	13,400	360,862
*Network Engines, Inc.	46,033	83,780
*Network Equipment Technologies, Inc.	58,653	289,746
*Newport Corp.	52,733	925,464

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
NIC, Inc.	20,564	$210,370
*Novatel Wireless, Inc.	40,670	293,231
*NumereX Corp. Class A	35,179	325,054
*Occam Networks, Inc.	38,404	328,354
*Oclaro, Inc.	34,500	478,860
*OmniVision Technologies, Inc.	50,800	1,312,164
*Online Resources Corp.	49,212	330,705
#*Onvia, Inc.	3,803	16,581
*Openwave Systems, Inc.	189,522	384,730
*Oplink Communications, Inc.	37,943	940,228
OPNET Technologies, Inc.	49,114	1,404,169
*Opnext, Inc.	56,822	105,689
Optical Cable Corp.	17,761	108,342
*Orbcomm, Inc.	84,624	253,026
*OSI Systems, Inc.	29,110	1,105,889
*PAR Technology Corp.	32,165	194,277
Park Electrochemical Corp.	25,288	770,272
*PC Connection, Inc.	60,377	534,336
*PC Mall, Inc.	28,324	198,268
*PC-Tel, Inc.	39,723	287,992
*PDF Solutions, Inc.	56,463	326,921
#Pegasystems, Inc.	6,017	205,661
*Perceptron, Inc.	24,048	129,138
*Perficient, Inc.	58,689	686,074
*Performance Technologies, Inc.	25,604	44,039
*Pericom Semiconductor Corp.	48,362	485,071
*Pervasive Software, Inc.	47,844	265,056
#*Photronics, Inc.	94,425	622,261
*Pixelworks, Inc.	28,746	96,587
*Planar Systems, Inc.	20,893	53,904
Plantronics, Inc.	41,586	1,472,144
*Plexus Corp.	45,907	1,241,325
*PLX Technology, Inc.	46,018	147,948
Power Integrations, Inc.	28,460	1,051,028
#*Power-One, Inc.	129,893	1,389,855
*Presstek, Inc.	67,323	140,705
●*Price Communications Liquidation Trust	68,586	—
*Progress Software Corp.	66,652	1,908,928
*PROS Holdings, Inc.	38,885	388,072
*QAD, Inc. Class A	25,062	215,032
*QAD, Inc. Class B	6,618	58,371
*Qualstar Corp.	12,400	23,932
*Quantum Corp.	222,145	597,570
*QuickLogic Corp.	55,312	320,256
*Radiant Systems, Inc.	48,550	886,038
*RadiSys Corp.	39,907	337,613
*Ramtron International Corp.	63,092	169,717
*RealNetworks, Inc.	141,707	532,818
*Reis, Inc.	15,451	105,839
*Relm Wireless Corp.	30,776	58,474
Renaissance Learning, Inc.	41,135	436,442
RF Industries, Ltd.	2,541	18,346
*RF Micro Devices, Inc.	128,297	862,156
Richardson Electronics, Ltd.	28,378	367,211
*RightNow Technologies, Inc.	34,988	907,239
*Rimage Corp.	21,283	302,857
#*Riverbed Technology, Inc.	58,520	2,099,112
*Rofin-Sinar Technologies, Inc.	36,445	1,425,000
*Rogers Corp.	30,123	1,288,662
#*Rosetta Stone, Inc.	14,185	266,820
#*Rubicon Technology, Inc.	29,165	525,262

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Rudolph Technologies, Inc.	49,661	$499,590
*S1 Corp.	95,064	612,212
*Saba Software, Inc.	62,740	408,437
*Sanmina-SCI Corp.	57,100	858,213
Sapient Corp.	142,342	1,700,987
*SAVVIS, Inc.	13,922	428,380
*ScanSource, Inc.	29,913	1,083,150
*Scientific Learning Corp.	35,908	120,292
*SeaChange International, Inc.	63,782	528,115
*Selectica, Inc.	1,042	4,689
*Semtech Corp.	57,080	1,246,342
Servidyne, Inc.	9,190	24,078
*ShoreTel, Inc.	62,860	476,479
*Sigma Designs, Inc.	69,989	974,947
#*Silicon Graphics International Corp.	29,856	296,172
*Silicon Image, Inc.	154,120	1,057,263
*Smart Modular Technologies (WWH), Inc.	114,480	773,885
*Smith Micro Software, Inc.	72,593	916,124
*Sonic Solutions, Inc.	35,143	512,561
*Sonus Networks, Inc.	216,600	595,650
*Soundbite Communications, Inc.	4,790	13,604
*Sourcefire, Inc.	25,577	629,450
*Spansion, Inc. Class A	48,960	973,325
*Spark Networks, Inc.	48,047	145,582
*Spectrum Control, Inc.	32,873	435,896
*SRA International, Inc.	41,748	1,113,837
*SRS Labs, Inc.	41,838	423,819
Stamps.com, Inc.	33,054	420,447
*Standard Microsystems Corp.	36,298	872,967
*StarTek, Inc.	24,703	135,866
#*STEC, Inc.	55,726	1,141,826
#*Stratasys, Inc.	30,888	1,020,231
*Stream Global Services, Inc.	875	3,168
*SuccessFactors, Inc.	70,251	2,045,709
#*SunPower Corp. Class A	55,819	750,207
*Super Micro Computer, Inc.	40,560	570,882
*Supertex, Inc.	21,663	496,299
*Support.com, Inc.	102,996	570,598
Sycamore Networks, Inc.	32,107	669,752
*Symmetricom, Inc.	73,444	456,087
#*Synaptics, Inc.	27,717	788,826
*Synchronoss Technologies, Inc.	44,042	1,253,435
*SYNNEX Corp.	49,659	1,658,114
*Taleo Corp.	37,609	1,107,961
*Tech Data Corp.	19,400	910,054
*TechTarget, Inc.	32,834	241,330
*Tekelec	68,099	781,436
*TeleCommunication Systems, Inc.	69,382	283,772
*TeleTech Holdings, Inc.	56,796	1,216,002
Telular Corp.	43,142	303,288
#*Teradyne, Inc.	80,202	1,337,769
#*Terremark Worldwide, Inc.	62,341	1,180,739
Tessco Technologies, Inc.	18,799	216,564
*Tessera Technologies, Inc.	54,191	938,588
TheStreet.com, Inc.	64,486	196,682
*THQ, Inc.	58,451	339,600
*Tier Technologies, Inc.	30,585	177,087
*TNS, Inc.	17,732	313,502
*Tollgrade Communications, Inc.	20,830	193,302
*Transact Technologies, Inc.	21,422	203,295
*Travelzoo, Inc.	26,684	1,254,148

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Trident Microsystems, Inc.	50,900	$75,841
*Trio-Tech International	1,700	8,517
*Triquint Semiconductor, Inc.	136,226	1,792,734
*TSR, Inc.	400	1,980
*TTM Technologies, Inc.	80,013	1,272,207
#*Tyler Technologies, Inc.	34,175	709,131
#*Ultimate Software Group, Inc.	4,634	225,212
*Ultra Clean Holdings, Inc.	36,398	454,975
*Ultratech, Inc.	48,610	1,095,426
*Unisys Corp.	42,900	1,215,357
United Online, Inc.	134,381	950,074
*Universal Display Corp.	42,681	1,444,325
*UTStarcom, Inc.	172,801	362,882
*ValueClick, Inc.	77,802	1,090,006
#*Veeco Instruments, Inc.	14,755	638,301
*VeriFone Systems, Inc.	47,100	1,881,174
#*Viasat, Inc.	34,570	1,500,165
*Vicon Industries, Inc.	12,267	58,882
*Video Display Corp.	29,556	112,313
#Virnetx Holding Corp.	61,837	779,146
*Virtusa Corp.	46,791	753,335
*Vishay Intertechnology, Inc.	13,690	225,885
*Vocus, Inc.	19,657	509,706
#*Volterra Semiconductor Corp.	31,706	787,894
Wayside Technology Group, Inc.	12,677	153,392
*Web.com Group, Inc.	49,582	466,071
*Websense, Inc.	24,602	471,374
*Westell Technologies, Inc.	76,228	236,307
*WPCS International, Inc.	6,882	18,375
*Wright Express Corp.	26,980	1,276,694
*X-Rite, Inc.	4,522	20,168
*Zix Corp.	103,020	463,590
*Zoran Corp.	55,000	521,950
*Zygo Corp.	43,123	469,178

Total Information Technology		249,605,736

Materials — (5.2%)
A. Schulman, Inc.	32,086	685,036
*A.M. Castle & Co.	54,136	849,394
*AEP Industries, Inc.	12,597	348,811
AK Steel Holding Corp.	67,672	1,075,985
#AMCOL International Corp.	33,660	1,007,107
*American Pacific Corp.	15,105	92,745
American Vanguard Corp.	27,191	225,413
*Arabian American Development Co.	7,333	32,999
Arch Chemicals, Inc.	28,324	1,026,462
Balchem Corp.	28,790	968,784
#Boise, Inc.	105,700	950,243
*Brush Engineered Materials, Inc.	33,629	1,176,342
Buckeye Technologies, Inc.	76,189	1,916,915
Cabot Corp.	74,528	3,223,336
*Calgon Carbon Corp.	49,520	706,155
Carpenter Technology Corp.	53,227	2,190,291
*Century Aluminum Co.	64,281	955,858
*Clearwater Paper Corp.	10,600	838,248
*Coeur d’Alene Mines Corp.	58,000	1,356,040
*Contango ORE, Inc.	2,399	22,791
*Continental Materials Corp.	1,135	25,288
*Core Molding Technologies, Inc.	24,700	151,658
Cytec Industries, Inc.	8,800	479,952
Deltic Timber Corp.	11,300	677,887

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Eagle Materials, Inc.	45,300	$1,313,700
*Ferro Corp.	79,306	1,222,899
Friedman Industries, Inc.	15,837	137,148
#*General Moly, Inc.	119,356	607,522
*General Steel Holdings, Inc.	24,100	61,696
Globe Specialty Metals, Inc.	41,447	760,967
*Golden Minerals, Co.	18,273	358,151
*Graphic Packaging Holding Co.	286,774	1,362,176
H.B. Fuller Co.	55,958	1,275,283
Hawkins, Inc.	17,160	673,873
Haynes International, Inc.	27,303	1,330,202
*Headwaters, Inc.	84,256	443,187
#*Hecla Mining Co.	147,851	1,330,659
*Horsehead Holding Corp.	66,437	844,414
Innophos Holdings, Inc.	33,237	1,102,471
*Innospec, Inc.	36,613	736,654
Kaiser Aluminum Corp.	23,687	1,130,107
*KapStone Paper & Packaging Corp.	76,202	1,297,720
KMG Chemicals, Inc.	30,430	518,223
Koppers Holdings, Inc.	6,241	240,154
*Kraton Performance Polymers, Inc.	3,883	121,887
Kronos Worldwide, Inc.	46,501	2,038,139
*Landec Corp.	62,261	389,754
#Limoneira Co.	844	18,990
#*Louisiana-Pacific Corp.	133,286	1,338,191
*LSB Industries, Inc.	32,790	987,635
*Mercer International, Inc.	76,716	655,922
Minerals Technologies, Inc.	22,365	1,409,442
#*Mines Management, Inc.	46,578	141,597
*Mod-Pac Corp.	5,715	28,175
Myers Industries, Inc.	52,521	480,042
Neenah Paper, Inc.	28,116	541,514
NewMarket Corp.	9,346	1,185,634
NL Industries, Inc.	133,390	1,780,756
*Northern Technologies International Corp.	7,993	120,694
Olin Corp.	47,749	929,673
Olympic Steel, Inc.	17,755	485,954
*OM Group, Inc.	39,000	1,411,020
*Omnova Solutions, Inc.	62,638	440,345
P.H. Glatfelter Co.	58,507	703,839
*Penford Corp.	20,129	118,962
*PolyOne Corp.	85,655	1,126,363
Quaker Chemical Corp.	26,425	1,014,192
#Rock-Tenn Co. Class A	16,000	1,068,000
*RTI International Metals, Inc.	37,800	1,092,042
Schnitzer Steel Industries, Inc. Class A	5,000	308,500
Schweitzer-Maudoit International, Inc.	24,574	1,473,457
*Senomyx, Inc.	47,477	282,488
Sensient Technologies Corp.	52,915	1,794,348
*Solitario Exploration & Royalty Corp.	23,720	83,020
*Spartech Corp.	33,841	282,572
#Stepan Co.	11,403	826,946
*Stillwater Mining Co.	93,000	2,016,240
Synalloy Corp.	15,685	189,004
Temple-Inland, Inc.	19,005	455,930
#Texas Industries, Inc.	25,203	1,001,315
*U.S. Gold Corp.	92,774	593,754
*United States Lime & Minerals, Inc.	12,780	508,388
*Universal Stainless & Alloy Products, Inc.	15,399	492,768
Valhi, Inc.	3,500	72,240
Wausau Paper Corp.	67,053	574,644

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Westlake Chemical Corp.	45,216	$1,750,764
#Worthington Industries, Inc.	64,430	1,224,170
*WR Grace & Co.	34,900	1,238,601
Zep, Inc.	28,658	517,850
*Zoltek Cos., Inc.	78,966	882,840

Total Materials		73,929,547

Other — (0.0%)
●*ePresence, Inc. Escrow Shares	8,100	—
*GAMCO Investors, Inc. Debentures	147	6,539
●*Landco Real Estate LLC.	700	—
●*MAIR Holdings, Inc. Escrow Shares	23,464	—
●*Petrocorp, Inc. Escrow Shares	5,200	312
●*Student Loan Corp. Escrow Shares	8,402	21,005

Total Other		27,856

Real Estate Investment Trusts — (0.0%)
Sabra Healthcare REIT, Inc.	23,927	445,281

Telecommunication Services — (0.9%)
AboveNet, Inc.	8,652	515,313
#Alaska Communications Systems Group, Inc.	83,362	766,930
*Arbinet Corp.	13,054	122,708
Atlantic Tele-Network, Inc.	17,764	663,485
*Cbeyond, Inc.	44,063	645,523
*Cincinnati Bell, Inc.	140,652	400,858
*Cogent Communications Group, Inc.	5,564	75,893
Consolidated Communications Holdings, Inc.	23,482	416,806
*FiberTower Corp.	23,701	87,694
*General Communications, Inc. Class A	87,082	1,054,563
*Global Crossing, Ltd.	32,700	435,891
HickoryTech Corp.	34,398	347,076
*Hughes Communications, Inc.	8,739	533,254
IDT Corp. Class B	40,819	940,062
#*Iridium Communications, Inc.	88,291	678,075
*Leap Wireless International, Inc.	75,500	1,055,490
*Neutral Tandem, Inc.	38,979	589,362
NTELOS Holdings Corp.	18,094	364,775
*PAETEC Holding Corp.	87,150	344,242
*Premiere Global Services, Inc.	76,314	475,436
Shenandoah Telecommunications Co.	29,066	486,274
*SureWest Communications	26,685	292,468
USA Mobility, Inc.	49,865	851,694
Warwick Valley Telephone Co.	6,834	101,007
*Xeta Corp.	27,289	92,783

Total Telecommunication Services		12,337,662

Utilities — (2.4%)
ALLETE, Inc.	32,972	1,216,997
American States Water Co.	15,616	530,944
Artesian Resources Corp.	14,721	279,993
Avista Corp.	57,365	1,299,317
#Black Hills Corp.	43,190	1,339,322
#*Cadiz, Inc.	13,637	161,053
California Water Service Group	22,156	808,694
Central Vermont Public Service Corp.	20,435	438,739
CH Energy Group, Inc.	15,437	750,393
Chesapeake Utilities Corp.	17,572	687,065
Cleco Corp.	53,455	1,671,003
Connecticut Water Services, Inc.	13,754	336,560
Delta Natural Gas Co., Inc.	9,019	294,019

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
*El Paso Electric Co.	49,500	$1,334,025
#Empire District Electric Co.	35,933	773,278
Gas Natural, Inc.	13,104	141,261
*GenOn Energy, Inc.	351,824	1,456,551
IDACORP, Inc.	17,230	643,885
Laclede Group, Inc.	24,752	940,576
MGE Energy, Inc.	24,970	1,016,279
Middlesex Water Co.	22,249	395,587
New Jersey Resources Corp.	44,600	1,871,416
Northwest Natural Gas Co.	20,746	924,442
NorthWestern Corp.	39,163	1,105,963
#Ormat Technologies, Inc.	36,330	1,117,511
Otter Tail Corp.	33,242	753,596
Pennichuck Corp.	10,155	285,356
PNM Resources, Inc.	94,402	1,230,058
Portland General Electric Co.	81,346	1,817,270
RGC Resources, Inc.	6,594	209,228
SJW Corp.	35,604	870,162
#South Jersey Industries, Inc.	33,187	1,733,689
Southwest Gas Corp.	49,273	1,834,927
UIL Holdings Corp.	32,558	982,926
Unisource Energy Corp.	39,366	1,409,696
Unitil Corp.	17,920	394,240
WGL Holdings, Inc.	3,903	140,742
York Water Co.	21,834	368,340

Total Utilities		33,565,103

TOTAL COMMON STOCKS		1,260,214,147

RIGHTS/WARRANTS — (0.0%)
●*Contra Pharmacopeia Contingent Value Rights	38,293	—
●*Emergent Biosolutions, Inc. Contingent Value Rights	11,896	—
●*Lantronix, Inc. Warrants	17	—
*Valley National Bancorp Warrants 06/30/15	3	9

TOTAL RIGHTS/WARRANTS		9

TEMPORARY CASH INVESTMENTS — (0.2%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	2,856,187	2,856,187

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (10.8%)
§@DFA Short Term Investment Fund	152,665,567	152,665,567
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $1,206,300 FNMA 6.000%, 10/01/39, valued at $934,319) to be repurchased at $907,112	$907	907,106

TOTAL SECURITIES LENDING COLLATERAL		153,572,673

TOTAL INVESTMENTS — (100.0%) (Cost $982,981,701)##		$1,416,643,016

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$206,428,568	—	—	$206,428,568
Consumer Staples	43,769,096	—	—	43,769,096
Energy	89,924,836	$3,527	—	89,928,363
Financials	187,868,728	—	—	187,868,728
Health Care	132,515,005	62,928	—	132,577,933
Industrials	229,730,274	—	—	229,730,274
Information Technology	249,605,736	—	—	249,605,736
Materials	73,929,547	—	—	73,929,547
Other	6,539	21,317	—	27,856
Real Estate Investment Trusts	445,281	—	—	445,281
Telecommunication Services	12,337,662	—	—	12,337,662
Utilities	33,565,103	—	—	33,565,103
Rights/Warrants	9	—	—	9
Temporary Cash Investments	2,856,187	—	—	2,856,187
Securities Lending Collateral	—	153,572,673	—	153,572,673

TOTAL	$1,262,982,571	$153,660,445	—	$1,416,643,016

See accompanying Notes to Schedules of Investments.

T.A. U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value†

COMMON STOCKS — (90.7%)
Consumer Discretionary — (13.0%)
*1-800-FLOWERS.COM, Inc.	5,100	$13,974
*99 Cents Only Stores	37,689	561,566
#Aaron’s, Inc.	39,551	758,984
Abercrombie & Fitch Co.	37,949	1,913,009
*AC Moore Arts & Crafts, Inc.	4,400	9,636
Acme United Corp.	700	7,000
Advance Auto Parts, Inc.	2,100	134,274
*Aeropostale, Inc.	16,200	390,744
*AFC Enterprises, Inc.	9,402	140,090
*AH Belo Corp.	9,396	76,202
Aldila, Inc.	1,300	6,760
#*Amazon.com, Inc.	14,300	2,425,852
Ambassadors Group, Inc.	9,090	100,354
Amcon Distributing Co.	116	9,103
#*American Axle & Manufacturing Holdings, Inc.	25,107	359,030
American Eagle Outfitters, Inc.	103,450	1,495,887
*American Public Education, Inc.	4,000	134,240
*America’s Car-Mart, Inc.	5,500	137,170
*Amerigon, Inc.	11,100	120,879
Ameristar Casinos, Inc.	24,496	376,259
#*AnnTaylor Stores Corp.	28,100	621,572
*Apollo Group, Inc. Class A	5,000	206,350
Arbitron, Inc.	6,900	287,661
*Arctic Cat, Inc.	6,587	105,524
Ark Restaurants Corp.	1,415	20,518
*Asbury Automotive Group, Inc.	16,975	312,510
*Ascena Retail Group, Inc.	35,057	950,395
*Ascent Media Corp.	7,182	273,203
*Audiovox Corp. Class A	9,209	66,121
#*AutoNation, Inc.	86,988	2,497,425
*Autozone, Inc.	3,900	988,767
*Ballantyne Strong, Inc.	7,021	52,798
*Bally Technologies, Inc.	8,838	361,739
#Barnes & Noble, Inc.	30,300	477,225
*Bassett Furniture Industries, Inc.	2,318	16,226
*Beasley Broadcast Group, Inc.	2,443	13,070
*Beazer Homes USA, Inc.	40,545	216,916
bebe stores, Inc.	44,346	249,003
*Bed Bath & Beyond, Inc.	24,500	1,176,000
*Belo Corp.	45,898	309,353
*Benihana, Inc.	690	5,686
*Benihana, Inc. Class A	4,717	38,491
Best Buy Co., Inc.	27,582	937,788
Big 5 Sporting Goods Corp.	11,665	147,912
*Big Lots, Inc.	32,294	1,026,626
*Biglari Holdings, Inc.	800	344,000
#*BJ’s Restaurants, Inc.	14,900	526,417
#*Blue Nile, Inc.	3,300	187,605
*Bluegreen Corp.	14,244	49,854
Blyth, Inc.	4,209	141,507
Bob Evans Farms, Inc.	15,980	503,050
*Bon-Ton Stores, Inc. (The)	8,285	91,881
Books-A-Million, Inc.	7,785	44,297
#*BorgWarner, Inc.	27,707	1,868,283
Bowl America, Inc. Class A	1,280	16,800
#*Boyd Gaming Corp.	39,950	433,058
#*Bridgepoint Education, Inc.	10,300	188,078
Brinker International, Inc.	40,531	953,694

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Brookfield Homes Corp.	14,691	$207,437
Brown Shoe Co., Inc.	20,200	255,934
#Brunswick Corp.	10,030	199,798
#Buckle, Inc.	13,900	496,925
*Buffalo Wild Wings, Inc.	7,847	343,463
*Build-A-Bear-Workshop, Inc.	9,636	73,812
#*Cabela’s, Inc.	36,393	906,186
*Cablevision Systems Corp.	18,491	625,920
*Cache, Inc.	4,095	15,397
*California Pizza Kitchen, Inc.	12,950	207,330
Callaway Golf Co.	37,000	271,950
*Cambium Learning Group, Inc.	38,040	124,391
*Canterbury Park Holding Corp.	200	2,690
#*Capella Education Co.	3,210	183,773
#*Career Education Corp.	33,759	757,552
*Caribou Coffee Co., Inc.	8,797	79,349
*CarMax, Inc.	64,426	2,103,509
*Carmike Cinemas, Inc.	4,400	28,776
Carnival Corp.	118,459	5,296,302
*Carriage Services, Inc.	7,331	37,461
*Carrols Restaurant Group, Inc.	7,924	55,468
*Carter’s, Inc.	30,209	836,789
*Casual Male Retail Group, Inc.	24,944	104,765
Cato Corp. Class A	14,775	361,101
*Cavco Industries, Inc.	3,287	135,392
CBS Corp.	4,222	83,511
CBS Corp. Class B	198,685	3,939,924
*CEC Entertainment, Inc.	9,500	351,025
*Charles & Colvard, Ltd.	7,222	19,861
*Charming Shoppes, Inc.	55,412	172,331
#*Cheesecake Factory, Inc.	31,665	934,434
Cherokee, Inc.	2,045	32,781
Chico’s FAS, Inc.	86,017	939,306
*Children’s Place Retail Stores, Inc. (The)	15,571	652,269
#*Chipotle Mexican Grill, Inc.	5,000	1,094,600
Choice Hotels International, Inc.	12,565	476,590
Christopher & Banks Corp.	16,867	96,311
Churchill Downs, Inc.	8,719	361,054
Cinemark Holdings, Inc.	61,492	1,042,289
*Citi Trends, Inc.	7,600	174,040
*CKX, Inc.	44,514	141,555
*Clear Channel Outdoor Holdings, Inc.	17,824	247,575
Coach, Inc.	15,500	838,395
*Cobra Electronics Corp.	500	1,720
#*Coinstar, Inc.	9,783	404,918
*Coldwater Creek, Inc.	39,300	114,363
#*Collective Brands, Inc.	32,900	669,844
Collectors Universe, Inc.	4,045	56,023
#Columbia Sportswear Co.	18,894	1,152,156
Comcast Corp. Class A	373,142	8,488,981
Comcast Corp. Special Class A	154,874	3,320,499
#*Conn’s, Inc.	14,936	66,017
Cooper Tire & Rubber Co.	26,400	603,504
*Core-Mark Holding Co., Inc.	5,702	192,956
#*Corinthian Colleges, Inc.	21,000	110,880
*Cost Plus, Inc.	9,638	81,923
CPI Corp.	1,600	31,840
Cracker Barrel Old Country Store, Inc.	6,591	339,305
*Crocs, Inc.	41,900	686,741
#*Crown Media Holdings, Inc.	18,613	44,671
CSS Industries, Inc.	200	3,672

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Culp, Inc.	5,746	$57,403
*Cumulus Media, Inc.	8,736	33,372
*Cybex International, Inc.	3,598	2,699
*Dana Holding Corp.	74,176	1,329,234
Darden Restaurants, Inc.	22,600	1,064,686
*Deckers Outdoor Corp.	14,937	1,096,226
*dELiA*s, Inc.	7,169	13,263
*Delta Apparel, Inc.	6,071	78,134
*Destination Maternity Corp.	3,407	138,086
DeVry, Inc.	5,500	286,605
*DGSE Cos., Inc.	2,601	11,548
#*Dick’s Sporting Goods, Inc.	30,542	1,102,261
Dillard’s, Inc.	39,857	1,583,120
*DineEquity, Inc.	9,577	493,982
*DIRECTV Class A	65,683	2,784,302
#*Discovery Communications, Inc. Class A	48,650	1,897,350
*Discovery Communications, Inc. Class B	1,077	41,465
*Discovery Communications, Inc. Class C	48,579	1,649,743
*DISH Network Corp.	18,900	398,979
*Dixie Group, Inc.	3,261	14,479
*Dolan Media Co.	15,822	216,920
#*Dollar General Corp.	7,628	212,135
*Dollar Tree, Inc.	15,300	773,874
*Domino’s Pizza, Inc.	20,800	341,120
*Dorman Products, Inc.	9,524	306,387
Dover Downs Gaming & Entertainment, Inc.	8,312	28,593
DR Horton, Inc.	162,812	2,017,241
*DreamWorks Animation SKG, Inc.	16,208	454,959
Drew Industries, Inc.	12,400	292,888
#*drugstore.com, Inc.	51,469	90,843
#*DSW, Inc.	9,400	312,926
#*Eastman Kodak Co.	137,397	502,873
Educational Development Corp.	1,000	6,800
*Einstein Noah Restaurant Group, Inc.	8,117	126,138
Emerson Radio Corp.	12,967	27,620
*Entercom Communications Corp.	14,336	140,493
*Entravision Communications Corp.	26,900	58,104
Escalade, Inc.	4,331	26,852
Ethan Allen Interiors, Inc.	15,340	343,616
*Ever-Glory International Group, Inc.	1,400	3,290
*EW Scripps Co. Class A (The)	23,971	217,657
*Exide Technologies.	40,453	388,753
#Expedia, Inc.	13,250	333,370
Family Dollar Stores, Inc.	1,000	42,480
*Famous Dave’s of America, Inc.	3,500	35,210
*Federal-Mogul Corp.	46,933	1,105,741
Finish Line, Inc. Class A	27,400	421,686
*Fisher Communications, Inc.	4,242	102,402
Flexsteel Industries, Inc.	1,903	32,199
Foot Locker, Inc.	96,404	1,721,775
#*Ford Motor Co.	164,337	2,621,175
Fortune Brands, Inc.	49,526	3,054,764
*Fossil, Inc.	37,684	2,677,448
Fred’s, Inc.	22,600	303,518
Frisch’s Restaurants, Inc.	2,647	56,011
#*Fuel Systems Solutions, Inc.	10,132	263,736
*Full House Resorts, Inc.	6,713	30,141
*Furniture Brands International, Inc.	23,495	105,728
Gaiam, Inc.	7,924	60,460
#*GameStop Corp. Class A	81,831	1,724,179
Gaming Partners International Corp.	2,830	19,555

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Gannett Co., Inc.	127,174	$1,874,545
Gap, Inc.	44,100	849,807
#Garmin, Ltd.	54,999	1,695,619
*Gaylord Entertainment Co.	25,500	850,170
*Geeknet, Inc.	1,338	25,422
*Genesco, Inc.	12,466	462,863
Gentex Corp.	47,225	1,514,506
Genuine Parts Co.	25,825	1,336,444
*G-III Apparel Group, Ltd.	10,100	352,389
*Global Traffic Network, Inc.	8,614	92,428
*Golfsmith International Holdings, Inc.	1,127	4,440
*Goodyear Tire & Rubber Co.	18,800	223,344
*Gray Television, Inc.	11,800	23,364
*Gray Television, Inc. Class A	2,300	4,025
*Great Wolf Resorts, Inc.	11,478	33,401
Group 1 Automotive, Inc.	12,671	479,471
Guess?, Inc.	3,600	154,008
#H&R Block, Inc.	26,200	328,024
*Hallwood Group, Inc.	342	8,550
*Hanesbrands, Inc.	16,146	371,681
Harley-Davidson, Inc.	36,500	1,447,225
*Harman International Industries, Inc.	30,699	1,329,881
Harte-Hanks, Inc.	34,178	426,200
Hasbro, Inc.	10,470	461,622
Haverty Furniture Cos., Inc.	10,420	125,457
Haverty Furniture Cos., Inc. Class A	717	8,783
*Heelys, Inc.	7,843	23,372
*Helen of Troy, Ltd.	16,245	455,997
#*hhgregg, Inc.	16,525	302,903
*Hibbett Sporting Goods, Inc.	12,374	396,215
Hillenbrand, Inc.	26,145	564,993
*Hollywood Media Corp.	5,100	9,894
Home Depot, Inc.	144,802	5,324,370
Hooker Furniture Corp.	4,979	66,768
Hot Topic, Inc.	23,000	124,890
#*Hovnanian Enterprises, Inc.	21,000	92,820
*HSN, Inc.	25,360	714,138
*Iconix Brand Group, Inc.	38,832	770,815
International Game Technology	27,005	463,676
International Speedway Corp.	13,658	395,126
*Interpublic Group of Cos., Inc. (The)	154,698	1,653,722
*Interval Leisure Group, Inc.	24,574	385,075
*iRobot Corp.	12,979	350,433
*Isle of Capri Casinos, Inc.	14,100	132,822
#*ITT Educational Services, Inc.	2,600	171,184
*J. Alexander’s Corp.	5,096	26,041
*J. Crew Group, Inc.	9,900	429,858
J.C. Penney Co., Inc.	90,573	2,904,676
*Jack in the Box, Inc.	28,514	625,597
#*JAKKS Pacific, Inc.	13,368	231,133
*Jamba, Inc.	6,870	15,045
Jarden Corp.	37,340	1,265,826
*Jo-Ann Stores, Inc.	14,300	862,719
Johnson Controls, Inc.	97,400	3,739,186
*Johnson Outdoors, Inc. Class A	2,745	41,779
Jones Group, Inc. (The)	42,077	533,957
#*Jos. A. Bank Clothiers, Inc.	14,700	628,131
*Journal Communications, Inc.	20,837	100,018
*K12, Inc.	13,186	359,318
#KB Home	42,500	630,700
*Kenneth Cole Productions, Inc. Class A	5,400	73,656

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Kid Brands, Inc.	17,790	$162,067
#*Kirkland’s, Inc.	7,008	92,821
*Knology, Inc.	14,700	215,061
*Kohl’s Corp.	47,660	2,420,175
*Kona Grill, Inc.	2,064	10,341
Koss Corp.	1,566	9,224
*Krispy Kreme Doughnuts, Inc.	33,400	218,770
KSW, Inc.	498	1,892
*K-Swiss, Inc. Class A	16,800	193,200
Lacrosse Footwear, Inc.	2,889	44,577
*Lakeland Industries, Inc.	1,682	14,919
*Lakes Entertainment, Inc.	10,260	29,241
#*Lamar Advertising Co. Class A	33,352	1,228,688
*Las Vegas Sands Corp.	110,371	5,131,148
#*La-Z-Boy, Inc.	26,218	218,134
*Leapfrog Enterprises, Inc.	19,700	76,042
*Lear Corp.	4,665	492,764
Learning Tree International, Inc.	7,899	68,563
*Lee Enterprises, Inc.	17,900	51,552
Leggett & Platt, Inc.	86,310	1,944,564
#Lennar Corp. Class A	85,791	1,660,914
Lennar Corp. Class B Voting	14,859	235,812
*Libbey, Inc.	7,227	110,356
#*Liberty Global, Inc. Class A	52,800	2,141,568
*Liberty Global, Inc. Class B	121	5,011
#*Liberty Global, Inc. Class C	45,685	1,748,365
*Liberty Media Corp. Capital Class A	51,949	3,410,971
*Liberty Media Corp. Capital Class B	329	21,401
*Liberty Media Corp. Interactive Class A	204,505	3,239,359
*Liberty Media Corp. Interactive Class B	1,100	17,506
*Liberty Media-Starz Corp. Series A	25,365	1,691,085
*Liberty Media-Starz Corp. Series B	286	19,070
*Life Time Fitness, Inc.	22,404	893,472
*Lifetime Brands, Inc.	6,011	72,913
Limited Brands, Inc.	77,520	2,266,685
*LIN TV Corp. Class A	10,040	48,393
#Lincoln Educational Services Corp.	11,505	173,726
Lithia Motors, Inc.	11,688	157,788
#*Live Nation Entertainment, Inc.	89,029	925,902
#*Liz Claiborne, Inc.	42,976	212,301
*LKQ Corp.	73,300	1,770,928
*LodgeNet Interactive Corp.	7,200	24,768
Lowe’s Cos., Inc.	244,676	6,067,965
*Luby’s, Inc.	14,100	81,357
#*Lumber Liquidators Holdings, Inc.	4,600	128,524
*M/I Homes, Inc.	10,772	157,918
Mac-Gray Corp.	6,050	89,116
Macy’s, Inc.	138,411	3,204,215
*Madison Square Garden, Inc.	29,037	732,313
*Maidenform Brands, Inc.	12,135	312,355
Marcus Corp.	11,500	136,275
*Marine Products Corp.	17,642	127,022
*MarineMax, Inc.	11,119	100,516
#Marriott International, Inc. Class A	20,895	825,144
#*Martha Stewart Living Omnimedia, Inc. Class A	12,300	47,601
Mattel, Inc.	56,582	1,339,862
Matthews International Corp. Class A	15,757	558,428
#*McClatchy Co. (The)	29,545	150,680
*McCormick & Schmick’s Seafood Restaurants, Inc.	13,490	121,410
McDonald’s Corp.	30,686	2,260,638
McGraw-Hill Cos., Inc.	12,300	479,454

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
MDC Holdings, Inc.	24,328	$751,978
*Media General, Inc. Class A	10,800	54,216
*Mediacom Communications Corp. Class A	20,741	181,795
Men’s Wearhouse, Inc. (The)	28,295	741,612
Meredith Corp.	19,432	654,858
*Meritage Homes Corp.	16,977	389,792
#*MGM Resorts International	167,814	2,488,682
*Midas, Inc.	5,921	42,098
*Modine Manufacturing Co.	24,843	409,910
*Mohawk Industries, Inc.	29,900	1,660,945
*Monarch Casino & Resort, Inc.	8,300	89,972
Monro Muffler Brake, Inc.	17,643	583,630
*Morgans Hotel Group Co.	9,700	87,640
#Morningstar, Inc.	4,175	223,028
*Morton’s Restaurant Group, Inc.	8,045	51,568
*Motorcar Parts of America, Inc.	5,479	78,898
*Movado Group, Inc.	9,455	136,247
*MTR Gaming Group, Inc.	6,800	15,572
*Multimedia Games, Inc.	18,101	96,478
*Nathan’s Famous, Inc.	2,186	35,326
National CineMedia, Inc.	18,849	332,496
*Nautilus, Inc.	11,801	28,794
*Navarre Corp.	17,635	37,563
#*Netflix, Inc.	9,300	1,990,944
*New Frontier Media, Inc.	500	990
*New York & Co., Inc.	28,601	159,880
#*New York Times Co. Class A (The)	77,800	786,558
Newell Rubbermaid, Inc.	72,175	1,389,369
News Corp. Class A	361,845	5,434,912
News Corp. Class B	143,625	2,381,302
#*Nexstar Broadcasting Group, Inc.	4,533	22,257
NIKE, Inc. Class B	19,330	1,594,338
*Nobel Learning Communities, Inc.	841	7,376
*Nobility Homes, Inc.	1,152	9,251
Nordstrom, Inc.	15,830	651,879
#Nutri/System, Inc.	13,267	251,542
#*NVR, Inc.	1,189	909,585
*O’Charley’s, Inc.	10,890	75,359
*Office Depot, Inc.	129,943	682,201
*OfficeMax, Inc.	41,764	671,147
Omnicom Group, Inc.	23,600	1,059,168
*Orbitz Worldwide, Inc.	44,855	230,106
#*O’Reilly Automotive, Inc.	36,930	2,098,732
*Orient-Express Hotels, Ltd.	53,341	648,627
Outdoor Channel Holdings, Inc.	12,753	102,024
*Overstock.com, Inc.	7,747	115,585
Oxford Industries, Inc.	8,699	205,905
#P.F. Chang’s China Bistro, Inc.	12,900	593,916
#*Pacific Sunwear of California, Inc.	34,579	147,307
*Panera Bread Co. Class A	4,600	439,576
*Papa John’s International, Inc.	11,150	320,005
#*Peet’s Coffee & Tea, Inc.	7,000	267,120
*Penn National Gaming, Inc.	46,500	1,661,445
*Penske Automotive Group, Inc.	48,006	811,301
Pep Boys - Manny, Moe & Jack (The)	28,200	393,108
*Perry Ellis International, Inc.	7,300	205,495
PetMed Express, Inc.	11,860	178,967
PetSmart, Inc.	15,192	611,326
*Phillips-Van Heusen Corp.	28,932	1,688,761
#*Pier 1 Imports, Inc.	56,100	525,657
*Pinnacle Entertainment, Inc.	32,461	489,512

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Playboy Enterprises, Inc. Class B	9,850	$60,479
#Polaris Industries, Inc.	5,400	415,368
Polo Ralph Lauren Corp.	11,100	1,189,698
Pool Corp.	21,878	533,386
*Pre-Paid Legal Services, Inc.	3,800	250,192
*Priceline.com, Inc.	3,200	1,371,264
Primedia, Inc.	35,200	185,504
*Princeton Review, Inc.	3,131	3,491
#*Pulte Group, Inc.	144,691	1,141,612
*Quiksilver, Inc.	68,197	304,841
#*Radio One, Inc.	4,591	5,739
#RadioShack Corp.	52,580	796,587
*RC2 Corp.	11,292	229,453
*Reading International, Inc. Class A	4,671	23,682
*Red Lion Hotels Corp.	9,411	72,182
#*Red Robin Gourmet Burgers, Inc.	7,912	163,304
#Regal Entertainment Group	24,400	296,704
Regis Corp.	30,026	503,236
Rent-A-Center, Inc.	40,650	1,208,931
*Rentrak Corp.	4,669	128,141
*Retail Ventures, Inc.	24,500	369,460
RG Barry Corp.	7,961	84,227
*Rick’s Cabaret International, Inc.	4,200	36,708
*Rocky Brands, Inc.	3,035	33,385
Ross Stores, Inc.	10,200	665,040
*Royal Caribbean Cruises, Ltd.	76,645	3,441,361
#*Ruby Tuesday, Inc.	33,984	458,104
*Ruth’s Hospitality Group, Inc.	18,280	85,185
Ryland Group, Inc. (The)	20,669	367,908
*Saga Communications, Inc.	1,129	29,185
#*Saks, Inc.	85,982	1,007,709
Salem Communications Corp.	4,740	15,121
#*Sally Beauty Holdings, Inc.	41,160	541,666
Scholastic Corp.	7,300	217,029
*Scientific Games Corp.	29,690	306,401
Scripps Networks Interactive, Inc.	7,948	369,582
*Sealy Corp.	36,553	96,865
#*Sears Holdings Corp.	40,650	3,063,790
*Select Comfort Corp.	18,500	187,960
Service Corp. International	157,874	1,368,768
Shiloh Industries, Inc.	8,291	107,120
*Shoe Carnival, Inc.	6,998	173,200
*Shuffle Master, Inc.	28,152	290,951
*Shutterfly, Inc.	11,911	396,517
*Signet Jewelers, Ltd. ADR	47,253	2,007,307
Sinclair Broadcast Group, Inc. Class A	14,200	124,534
#*Skechers U.S.A., Inc. Class A	21,000	431,970
Skyline Corp.	4,273	85,845
#*Smith & Wesson Holding Corp.	30,512	108,318
Snap-On, Inc.	35,034	1,983,975
Sonic Automotive, Inc.	21,400	266,430
*Sonic Corp.	16,073	154,140
#Sotheby’s Class A	30,000	1,209,000
Spartan Motors, Inc.	16,081	100,345
Speedway Motorsports, Inc.	21,939	317,677
*Sport Chalet, Inc. Class A	100	248
Stage Stores, Inc.	19,104	296,112
Standard Motor Products, Inc.	12,020	145,562
#*Standard Pacific Corp.	49,416	217,430
Stanley Black & Decker, Inc.	24,456	1,777,462
*Stanley Furniture, Inc.	5,685	23,593

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Staples, Inc.	58,727	$1,310,199
Starbucks Corp.	36,500	1,150,845
Starwood Hotels & Resorts Worldwide, Inc.	14,600	860,962
Stein Mart, Inc.	22,629	177,298
*Steiner Leisure, Ltd.	7,604	337,009
*Steinway Musical Instruments, Inc.	5,943	113,571
*Steven Madden, Ltd.	14,409	549,992
Stewart Enterprises, Inc.	47,863	305,366
*Stoneridge, Inc.	12,828	189,213
Strattec Security Corp.	1,297	41,763
Strayer Education, Inc.	2,170	260,400
Sturm Ruger & Co., Inc.	9,550	142,390
Superior Industries International, Inc.	14,260	285,200
*Syms Corp.	3,094	19,554
*Systemax, Inc.	18,141	247,806
#*Talbots, Inc.	17,200	93,912
*Tandy Brands Accessories, Inc.	887	2,572
Tandy Leather Factory, Inc.	1,550	7,967
Target Corp.	59,079	3,239,302
#*Tempur-Pedic International, Inc.	17,967	784,080
*Tenneco, Inc.	19,700	814,201
#*Texas Roadhouse, Inc.	37,398	621,555
Thor Industries, Inc.	24,600	914,136
Tiffany & Co.	19,420	1,128,885
*Timberland Co. Class A	26,400	705,672
Time Warner Cable, Inc.	88,298	5,989,253
Time Warner, Inc.	203,427	6,397,779
TJX Cos., Inc. (The)	14,400	682,416
*Toll Brothers, Inc.	88,023	1,781,586
*Town Sports International Holdings, Inc.	9,854	40,697
Tractor Supply Co.	24,800	1,272,488
*Trans World Entertainment Corp.	800	1,416
*True Religion Apparel, Inc.	10,030	206,116
*TRW Automotive Holdings Corp.	54,943	3,277,899
*Tuesday Morning Corp.	18,100	89,595
Tupperware Corp.	6,090	278,618
*Ulta Salon Cosmetics & Fragrance, Inc.	22,200	822,288
#*Under Armour, Inc. Class A	14,403	862,164
*Unifi, Inc.	11,796	196,167
*Universal Electronics, Inc.	7,656	201,582
Universal Technical Institute, Inc.	6,800	124,100
#*Urban Outfitters, Inc.	13,100	443,042
*US Auto Parts Network, Inc.	14,821	123,014
#V.F. Corp.	30,637	2,534,293
*Vail Resorts, Inc.	19,236	924,290
*Valassis Communications, Inc.	20,800	631,072
*Valuevision Media, Inc. Class A	14,662	90,758
*VCG Holding Corp.	1,084	2,396
#Viacom, Inc. Class A	2,201	104,856
Viacom, Inc. Class B	50,371	2,092,915
*Vitamin Shoppe, Inc.	8,380	265,897
Volcom, Inc.	12,113	201,076
*WABCO Holdings, Inc.	22,170	1,294,728
Walt Disney Co. (The)	364,790	14,179,387
*Warnaco Group, Inc.	19,990	1,021,089
*Warner Music Group Corp.	27,200	142,256
#Washington Post Co. Class B	1,307	559,853
Weight Watchers International, Inc.	14,064	545,683
*Wells-Gardner Electronics Corp.	1,365	3,713
Wendy’s/Arby’s Group, Inc.	218,608	1,055,877
*West Marine, Inc.	10,908	139,513

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Westwood One, Inc.	3,327	$26,483
*Wet Seal, Inc. (The)	49,388	168,907
Weyco Group, Inc.	4,889	113,083
#Whirlpool Corp.	28,600	2,445,300
Wiley (John) & Sons, Inc. Class A	19,955	916,932
Wiley (John) & Sons, Inc. Class B	2,517	115,883
Williams Controls, Inc.	2,462	25,851
Williams-Sonoma, Inc.	16,955	545,951
Winmark Corp.	1,041	35,217
#*Winnebago Industries, Inc.	15,100	224,990
*WMS Industries, Inc.	13,100	549,545
Wolverine World Wide, Inc.	20,600	656,110
#World Wrestling Entertainment, Inc.	11,400	137,370
Wyndham Worldwide Corp.	81,926	2,304,578
Wynn Resorts, Ltd.	10,001	1,163,416
Yum! Brands, Inc.	15,386	719,449
*Zale Corp.	3,521	16,443
*Zumiez, Inc.	20,658	479,679

Total Consumer Discretionary		337,341,223

Consumer Staples — (5.4%)
Alberto-Culver Co.	41,600	1,549,600
Alico, Inc.	3,506	88,036
*Alliance One International, Inc.	46,772	179,137
Altria Group, Inc.	94,500	2,221,695
Andersons, Inc. (The)	9,300	360,654
Archer-Daniels-Midland Co.	114,684	3,746,726
Arden Group, Inc. Class A	597	47,300
Avon Products, Inc.	15,566	440,673
B&G Foods, Inc.	25,400	341,122
*BJ’s Wholesale Club, Inc.	23,666	1,039,884
*Boston Beer Co., Inc. Class A	4,400	396,044
Bridgford Foods Corp.	2,509	30,058
Brown-Forman Corp. Class A	3,250	215,963
Brown-Forman Corp. Class B	5,175	343,361
Bunge, Ltd.	47,485	3,232,304
Calavo Growers, Inc.	7,886	182,009
#Cal-Maine Foods, Inc.	11,361	322,198
#Campbell Soup Co.	12,500	426,750
Casey’s General Stores, Inc.	26,000	1,104,740
CCA Industries, Inc.	3,031	18,216
*Central European Distribution Corp.	36,764	843,366
*Central Garden & Pet Co.	10,091	97,984
*Central Garden & Pet Co. Class A	23,515	222,922
*Chiquita Brands International, Inc.	33,877	522,383
Church & Dwight Co., Inc.	18,194	1,251,929
#Clorox Co.	7,039	442,683
Coca-Cola Bottling Co.	3,666	198,037
Coca-Cola Co. (The)	80,301	5,046,918
Coca-Cola Enterprises, Inc.	65,848	1,656,736
Colgate-Palmolive Co.	17,875	1,372,264
ConAgra, Inc.	110,132	2,459,248
*Constellation Brands, Inc. Class A	62,297	1,197,348
*Constellation Brands, Inc. Class B	1,902	36,328
Corn Products International, Inc.	40,891	1,886,302
Costco Wholesale Corp.	37,687	2,707,434
*Craft Brewers Alliance, Inc.	8,102	59,469
CVS Caremark Corp.	248,698	8,505,472
*Darling International, Inc.	42,700	578,585
*Dean Foods Co.	55,700	565,355
Del Monte Foods Co.	126,115	2,391,140

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
#Diamond Foods, Inc.	11,623	$578,477
#*Dole Food Co., Inc.	11,300	157,974
Dr. Pepper Snapple Group, Inc.	87,400	3,096,582
*Elizabeth Arden, Inc.	17,575	449,744
*Energizer Holdings, Inc.	19,800	1,440,252
Estee Lauder Cos., Inc.	8,600	692,300
Farmer Brothers Co.	8,389	108,805
Flowers Foods, Inc.	29,602	746,858
Fresh Del Monte Produce, Inc.	31,553	834,577
General Mills, Inc.	33,360	1,160,261
Golden Enterprises, Inc.	1,623	5,194
#*Great Atlantic & Pacific Tea Co.	9,961	2,191
*Green Mountain Coffee, Inc.	41,760	1,402,301
Griffin Land & Nurseries, Inc. Class A	2,369	69,459
H.J. Heinz Co.	11,200	532,000
*Hain Celestial Group, Inc.	22,600	601,838
*Hansen Natural Corp.	9,400	532,416
*Harbinger Group, Inc.	4,256	24,515
*Heckmann Corp.	13,329	64,379
Herbalife, Ltd.	7,023	458,813
Hershey Co. (The)	6,900	322,161
Hormel Foods Corp.	29,823	1,473,256
*HQ Sustainable Maritime Industries, Inc.	4,720	20,390
Imperial Sugar Co.	7,500	89,850
Ingles Markets, Inc.	6,463	125,188
Inter Parfums, Inc.	16,521	294,735
J & J Snack Foods Corp.	9,700	411,959
J.M. Smucker Co.	42,558	2,645,405
*John B. Sanfilippo & Son, Inc.	3,900	44,304
Kellogg Co.	12,976	652,693
Kimberly-Clark Corp.	14,846	960,982
Kraft Foods, Inc.	315,783	9,653,486
Kroger Co. (The)	52,796	1,129,834
Lancaster Colony Corp.	12,400	689,068
*Lifeway Foods, Inc.	2,867	26,348
Lorillard, Inc.	6,962	523,821
*Mannatech, Inc.	9,254	16,472
McCormick & Co., Inc. Non-Voting	10,400	459,680
McCormick & Co., Inc. Voting	812	35,972
Mead Johnson Nutrition Co.	9,361	542,657
#*Medifast, Inc.	6,205	148,424
MGP Ingredients, Inc.	8,692	82,096
Molson Coors Brewing Co.	57,183	2,680,167
Molson Coors Brewing Co. Class A	266	12,393
Nash-Finch Co.	6,371	239,996
National Beverage Corp.	23,166	311,583
*Natural Alternatives International, Inc.	2,465	13,089
Nu Skin Enterprises, Inc. Class A	18,800	565,504
*Nutraceutical International Corp.	5,931	82,263
Oil-Dri Corp. of America	3,793	72,370
*Omega Protein Corp.	8,997	73,416
*Orchids Paper Products Co.	3,015	36,180
*Overhill Farms, Inc.	7,310	43,568
*Pantry, Inc.	14,407	240,165
*Parlux Fragrances, Inc.	8,913	29,769
PepsiCo, Inc.	82,816	5,325,897
Philip Morris International, Inc.	68,674	3,930,900
*Physicians Formula Holdings, Inc.	6,898	26,557
#*Pilgrim’s Pride Corp.	6,017	41,999
*Prestige Brands Holdings, Inc.	26,799	295,861
PriceSmart, Inc.	16,117	588,109

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Procter & Gamble Co. (The)	249,484	$15,749,925
*Ralcorp Holdings, Inc.	23,049	1,410,599
*Reddy Ice Holdings, Inc.	6,809	23,695
Reliv’ International, Inc.	2,518	5,791
*Revlon, Inc.	17,422	169,690
Reynolds American, Inc.	68,200	2,169,442
Rocky Mountain Chocolate Factory, Inc.	4,490	46,112
Ruddick Corp.	26,206	883,142
Safeway, Inc.	75,486	1,561,805
#Sanderson Farms, Inc.	11,425	469,682
#Sara Lee Corp.	58,800	997,836
Schiff Nutrition International, Inc.	10,248	76,040
*Seneca Foods Corp.	3,815	106,057
*Seneca Foods Corp. Class B	283	7,833
*Smart Balance, Inc.	41,360	165,647
*Smithfield Foods, Inc.	89,509	1,782,124
Snyders-Lance, Inc.	17,631	365,667
Spartan Stores, Inc.	11,948	173,127
*Spectrum Brands Holdings, Inc.	14,550	476,949
#SUPERVALU, Inc.	51,345	374,305
*Susser Holdings Corp.	8,805	126,968
Sysco Corp.	18,589	541,683
Tasty Baking Co.	6,546	23,893
#Tootsie Roll Industries, Inc.	20,014	553,587
#*TreeHouse Foods, Inc.	18,755	897,427
Tyson Foods, Inc. Class A	100,089	1,646,464
*United Natural Foods, Inc.	25,800	954,600
United-Guardian, Inc.	1,001	14,354
Universal Corp.	12,600	477,414
*USANA Health Sciences, Inc.	5,433	206,019
#Vector Group, Ltd.	16,278	260,611
Village Super Market, Inc.	3,084	96,868
Walgreen Co.	83,770	3,387,659
Wal-Mart Stores, Inc.	100,216	5,619,111
WD-40 Co.	6,959	273,976
Weis Markets, Inc.	15,380	607,971
#*Whole Foods Market, Inc.	25,025	1,294,043
*Winn-Dixie Stores, Inc.	31,704	202,272

Total Consumer Staples		140,446,264

Energy — (10.5%)
*Abraxas Petroleum Corp.	5,592	26,786
Adams Resources & Energy, Inc.	1,689	42,242
*Allis-Chalmers Energy, Inc.	30,200	228,916
Alon USA Energy, Inc.	23,640	184,628
*Alpha Natural Resources, Inc.	31,780	1,707,539
Anadarko Petroleum Corp.	88,628	6,831,446
Apache Corp.	57,291	6,838,254
*Approach Resources, Inc.	13,932	371,566
Arch Coal, Inc.	43,999	1,506,966
*Atlas Energy, Inc.	26,429	1,170,805
#*ATP Oil & Gas Corp.	26,800	454,528
*Atwood Oceanics, Inc.	31,281	1,264,378
Baker Hughes, Inc.	77,124	5,283,765
*Barnwell Industries, Inc.	900	6,732
*Basic Energy Services, Inc.	21,600	394,416
Berry Petroleum Corp. Class A	26,998	1,259,997
*Bill Barrett Corp.	23,950	981,471
*Bolt Technology Corp.	4,350	61,857
#*BPZ Resources, Inc.	51,327	295,130
*Brigham Exploration Co.	19,580	579,764

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Bristow Group, Inc.	18,945	$975,478
*Bronco Drilling Co., Inc.	14,799	102,409
Cabot Oil & Gas Corp.	25,372	1,056,236
*Cal Dive International, Inc.	55,788	342,538
*Callon Petroleum Co.	8,100	70,551
*Cameron International Corp.	28,232	1,504,766
#CARBO Ceramics, Inc.	10,900	1,255,244
*Carrizo Oil & Gas, Inc.	18,173	615,156
*Cheniere Energy, Inc.	19,478	142,384
Chesapeake Energy Corp.	111,705	3,298,649
Chevron Corp.	362,349	34,397,791
Cimarex Energy Co.	28,600	2,978,118
*Clayton Williams Energy, Inc.	6,166	546,616
#*Clean Energy Fuels Corp.	23,900	283,693
*Cloud Peak Energy, Inc.	14,310	325,839
*Cobalt International Energy, Inc.	2,763	37,439
*Complete Production Services, Inc.	39,327	1,098,796
#*Comstock Resources, Inc.	25,700	711,890
*Concho Resources, Inc.	28,049	2,699,716
ConocoPhillips	249,734	17,845,992
Consol Energy, Inc.	14,906	740,828
*Contango Oil & Gas Co.	8,243	478,094
#*Continental Resources, Inc.	8,452	542,703
*CREDO Petroleum Corp.	5,480	62,527
*Crimson Exploration, Inc.	19,448	82,654
Crosstex Energy, Inc.	35,510	300,415
*CVR Energy, Inc.	44,638	773,130
*Dawson Geophysical Co.	4,077	137,843
Delek US Holdings, Inc.	20,482	170,615
*Denbury Resources, Inc.	140,856	2,866,420
Devon Energy Corp.	72,897	6,465,235
DHT Holdings, Inc.	24,059	122,460
#Diamond Offshore Drilling, Inc.	15,887	1,139,257
*Double Eagle Petroleum Co.	4,067	31,682
*Dresser-Rand Group, Inc.	34,300	1,576,428
*Dril-Quip, Inc.	8,357	644,492
El Paso Corp.	54,831	870,716
*Endeavour International Corp.	11,414	142,447
*Energy Partners, Ltd.	19,463	313,160
*ENGlobal Corp.	11,858	53,480
EOG Resources, Inc.	42,084	4,477,317
*Evolution Petroleum Corp.	11,456	84,431
EXCO Resources, Inc.	31,999	642,540
#*Exterran Holdings, Inc.	31,999	793,895
Exxon Mobil Corp.	387,167	31,236,634
*FieldPoint Petroleum Corp.	1,900	7,752
*FMC Technologies, Inc.	9,914	931,916
#*Forest Oil Corp.	28,984	1,124,579
*Frontier Oil Corp.	53,400	1,110,720
*FX Energy, Inc.	14,565	132,542
General Maritime Corp.	18,922	57,901
*Geokinetics, Inc.	8,230	70,037
*GeoResources, Inc.	10,352	286,129
*Global Industries, Ltd.	58,778	471,106
#*GMX Resources, Inc.	5,100	26,622
#*Goodrich Petroleum Corp.	16,057	340,730
*Gran Tierra Energy, Inc.	55,193	498,393
*Green Plains Renewable Energy, Inc.	19,041	212,307
Gulf Island Fabrication, Inc.	7,427	201,123
*Gulfmark Offshore, Inc.	13,662	525,304
*Gulfport Energy Corp.	20,800	497,952

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
Halliburton Co.	49,926	$2,246,670
*Harvest Natural Resources, Inc.	25,200	280,224
*Helix Energy Solutions Group, Inc.	54,907	680,847
Helmerich & Payne, Inc.	12,865	755,561
*Hercules Offshore, Inc.	47,301	156,566
Hess Corp.	59,497	5,004,888
*HKN, Inc.	2,684	9,152
Holly Corp.	26,900	1,319,983
#*Hornbeck Offshore Services, Inc.	13,355	317,048
#Houston American Energy Corp.	3,600	56,268
*International Coal Group, Inc.	106,800	987,900
#*ION Geophysical Corp.	75,500	718,005
#*James River Coal Co.	14,500	326,032
*Key Energy Services, Inc.	73,773	981,919
*Kodiak Oil & Gas Corp.	6,000	38,100
#*L&L Energy, Inc.	12,707	108,010
*Lucas Energy, Inc.	5,457	12,442
Lufkin Industries, Inc.	16,800	1,120,896
#*Magnum Hunter Resources Corp.	5,800	40,832
Marathon Oil Corp.	136,394	6,233,206
Massey Energy Co.	37,870	2,380,508
*Matrix Service Co.	12,562	141,448
*McMoran Exploration Co.	13,500	211,275
*Mexco Energy Corp.	200	1,722
*Mitcham Industries, Inc.	4,444	48,928
Murphy Oil Corp.	33,300	2,207,790
*Nabors Industries, Ltd.	102,844	2,509,394
National-Oilwell, Inc.	75,671	5,592,087
*Natural Gas Services Group, Inc.	6,000	107,160
*Newfield Exploration Co.	36,232	2,651,095
*Newpark Resources, Inc.	49,300	294,814
#Noble Corp.	27,200	1,040,400
Noble Energy, Inc.	31,475	2,867,372
*Northern Oil & Gas, Inc.	4,300	118,551
Occidental Petroleum Corp.	62,864	6,077,692
*Oceaneering International, Inc.	10,625	820,569
*Oil States International, Inc.	25,695	1,741,093
#Overseas Shipholding Group, Inc.	18,959	630,197
*OYO Geospace Corp.	3,700	354,571
Panhandle Oil & Gas, Inc.	4,225	113,019
*Parker Drilling Co.	62,508	271,285
#*Patriot Coal Corp.	47,400	1,240,458
Patterson-UTI Energy, Inc.	82,688	1,929,938
Peabody Energy Corp.	14,007	888,324
Penn Virginia Corp.	21,300	370,194
#*Petrohawk Energy Corp.	53,350	1,069,668
*Petroleum Development Corp.	12,417	565,098
*PetroQuest Energy, Inc.	32,708	256,431
*PHI, Inc. Non-Voting	6,193	127,700
*Pioneer Drilling Co.	28,400	251,624
Pioneer Natural Resources Co.	37,978	3,613,986
*Plains Exploration & Production Co.	50,514	1,788,196
*Pride International, Inc.	63,317	2,057,802
*Pyramid Oil Co.	350	2,149
QEP Resources, Inc.	41,000	1,666,240
*Quicksilver Resources, Inc.	69,188	1,038,512
Range Resources Corp.	43,191	2,153,935
*REX American Resources Corp.	7,200	108,432
*Rex Energy Corp.	22,700	273,194
*Rosetta Resources, Inc.	27,616	1,103,259
*Rowan Cos., Inc.	57,962	1,986,937

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#RPC, Inc.	74,281	$1,305,860
*SandRidge Energy, Inc.	111,101	826,591
Schlumberger, Ltd.	57,293	5,098,504
SEACOR Holdings, Inc.	11,468	1,212,053
#*Seahawk Drilling, Inc.	3,322	23,071
#Ship Finance International, Ltd.	41,780	836,018
SM Energy Co.	31,676	1,968,980
Southern Union Co.	28,500	761,520
*Southwestern Energy Co.	12,100	477,950
Spectra Energy Corp.	32,693	857,537
#*Stone Energy Corp.	26,007	604,663
Sunoco, Inc.	43,540	1,848,273
*Superior Energy Services, Inc.	41,042	1,441,395
*Swift Energy Corp.	21,046	897,822
*Teekay Corp.	39,094	1,323,723
*Tesoro Petroleum Corp.	78,700	1,514,975
*Tetra Technologies, Inc.	39,349	446,611
*TGC Industries, Inc.	7,690	35,297
Tidewater, Inc.	27,919	1,660,901
#*Toreador Resources Corp.	9,240	146,731
#*Trico Marine Services, Inc.	3,438	378
*Ultra Petroleum Corp.	6,450	307,858
*Union Drilling, Inc.	13,293	97,039
*Unit Corp.	25,714	1,316,557
#*Uranium Energy Corp.	6,699	35,036
*USEC, Inc.	65,000	360,750
*VAALCO Energy, Inc.	30,500	222,040
Valero Energy Corp.	167,770	4,254,647
*Venoco, Inc.	19,771	412,423
*Voyager Oil & Gas, Inc.	2,818	12,794
W&T Offshore, Inc.	38,780	789,173
*Warren Resources, Inc.	36,197	201,979
*Weatherford International, Ltd.	11,400	270,408
*Western Refining, Inc.	47,405	577,393
*Westmoreland Coal Co.	3,531	48,022
*Whiting Petroleum Corp.	16,859	2,128,955
*Willbros Group, Inc.	25,637	306,619
Williams Cos., Inc. (The)	28,735	775,558
World Fuel Services Corp.	31,200	1,171,248

Total Energy		271,669,951

Financials — (17.1%)
1st Source Corp.	13,997	263,843
*1st United Bancorp, Inc.	11,567	75,764
21st Century Holding Co.	1,554	5,159
Abington Bancorp, Inc.	14,443	179,382
Access National Corp.	2,539	17,240
Advance America Cash Advance Centers, Inc.	32,784	200,638
*Affiliated Managers Group, Inc.	17,375	1,769,296
*Affirmative Insurance Holdings, Inc.	4,394	10,985
Aflac, Inc.	42,299	2,435,576
*Allegheny Corp.	3,764	1,162,248
*Alliance Bancorp, Inc. of Pennsylvania	600	6,450
Alliance Financial Corp.	1,666	49,497
*Allied World Assurance Co. Holdings, Ltd.	22,593	1,363,036
Allstate Corp. (The)	92,621	2,884,218
Alterra Capital Holdings, Ltd.	28,014	603,702
*Altisource Portfolio Solutions SA	7,133	206,714
*Amcore Financial, Inc.	5,020	25
*American Capital, Ltd.	185,094	1,512,218
American Equity Investment Life Holding Co.	30,929	392,180

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
American Express Co.	60,320	$2,616,682
American Financial Group, Inc.	68,646	2,233,054
*American Independence Corp.	375	1,875
#*American International Group, Inc.	9,054	365,329
American National Bankshares, Inc.	2,899	59,632
American National Insurance Co.	4,817	401,641
*American River Bankshares	2,071	13,544
*American Safety Insurance Holdings, Ltd.	5,236	105,034
*American Spectrum Realty, Inc.	450	8,213
Ameriprise Financial, Inc.	44,657	2,753,104
*Ameris Bancorp	11,749	111,968
*AMERISAFE, Inc.	9,966	177,494
*AmeriServe Financial, Inc.	3,367	7,003
AmTrust Financial Services, Inc.	30,830	570,663
AON Corp.	24,887	1,138,331
*Arch Capital Group, Ltd.	17,181	1,516,223
Argo Group International Holdings, Ltd.	21,093	751,333
#Arrow Financial Corp.	7,227	163,908
Aspen Insurance Holdings, Ltd.	41,342	1,242,327
*Asset Acceptance Capital Corp.	13,982	84,731
Associated Banc-Corp.	93,715	1,310,136
Assurant, Inc.	38,427	1,507,491
Assured Guaranty, Ltd.	86,873	1,256,184
Asta Funding, Inc.	6,541	50,202
Astoria Financial Corp.	55,200	786,048
*Atlantic Coast Federal Corp.	1,974	3,987
Auburn National Bancorporation, Inc.	757	15,413
*Avatar Holdings, Inc.	5,500	109,835
Axis Capital Holdings, Ltd.	46,115	1,640,772
*B of I Holding, Inc.	5,389	81,428
Baldwin & Lyons, Inc.	298	6,267
Baldwin & Lyons, Inc. Class B	5,396	121,248
BancFirst Corp.	10,800	438,048
Bancorp Rhode Island, Inc.	1,778	53,624
*Bancorp, Inc.	13,468	126,599
#BancorpSouth, Inc.	40,026	626,007
#*BancTrust Financial Group, Inc.	8,300	23,157
Bank Mutual Corp.	29,001	128,474
Bank of America Corp.	1,258,906	17,284,779
Bank of Commerce Holdings	2,469	10,246
Bank of Hawaii Corp.	21,482	1,006,861
Bank of Kentucky Financial Corp.	1,229	25,195
#Bank of New York Mellon Corp. (The)	224,269	7,003,921
Bank of the Ozarks, Inc.	9,000	388,170
BankFinancial Corp.	10,958	99,937
Bar Harbor Bankshares	1,738	50,767
BB&T Corp.	115,941	3,204,609
BCB Bancorp, Inc.	2,691	29,144
Beacon Federal Bancorp, Inc.	1,762	22,589
*Beneficial Mutual Bancorp, Inc.	41,646	367,734
*Berkshire Hathaway, Inc.	33,047	2,701,592
Berkshire Hills Bancorp, Inc.	7,393	157,027
BGC Partners, Inc. Class A	16,001	129,608
BlackRock, Inc.	14,761	2,922,973
BOK Financial Corp.	19,604	1,013,135
Boston Private Financial Holdings, Inc.	40,498	271,742
Bridge Bancorp, Inc.	1,438	32,643
*Bridge Capital Holdings	1,976	17,349
Brookline Bancorp, Inc.	36,650	396,920
Brooklyn Federal Bancorp, Inc.	3,800	3,420
Brown & Brown, Inc.	63,244	1,565,921

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Bryn Mawr Bank Corp.	5,953	$107,035
C&F Financial Corp.	353	8,468
Calamos Asset Management, Inc.	9,680	148,878
California First National Bancorp	1,859	26,398
Camden National Corp.	3,721	127,370
*Cape Bancorp, Inc.	1,253	12,630
Capital City Bank Group, Inc.	8,474	107,196
Capital One Financial Corp.	81,388	3,919,646
Capital Southwest Corp.	1,955	190,710
CapitalSource, Inc.	174,831	1,349,695
#*Capitol Bancorp, Ltd.	1,077	312
*Capitol Federal Financial, Inc.	17,708	215,861
Cardinal Financial Corp.	14,803	162,833
*Carolina Bank Holdings, Inc.	900	3,537
Cash America International, Inc.	15,243	613,226
Cathay General Bancorp	42,131	729,288
*CB Richard Ellis Group, Inc.	23,647	524,727
Center Bancorp, Inc.	6,791	61,119
*Center Financial Corp.	20,624	151,586
CenterState Banks of Florida, Inc.	10,939	80,292
#*Central Pacific Financial Corp.	4,562	7,071
*Centrue Financial Corp.	1,532	1,180
Century Bancorp, Inc. Class A	1,308	35,238
#Charles Schwab Corp. (The)	41,715	752,956
Chemical Financial Corp.	13,721	284,848
*Chicopee Bancorp, Inc.	3,900	56,355
#Chubb Corp.	62,321	3,610,256
#Cincinnati Financial Corp.	66,527	2,131,525
*CIT Group, Inc.	31,273	1,491,409
*Citigroup, Inc.	2,288,536	11,030,744
*Citizens Community Bancorp, Inc.	1,100	5,489
Citizens Holding Co.	200	4,079
Citizens South Banking Corp.	1,155	5,163
#*Citizens, Inc.	25,369	180,881
City Holding Co.	9,860	343,128
#City National Corp.	27,720	1,601,939
CKX Lands, Inc.	39	487
Clifton Savings Bancorp, Inc.	12,775	146,018
CME Group, Inc.	12,950	3,995,852
*CNA Financial Corp.	89,492	2,404,650
*CNA Surety Corp.	33,405	802,722
CNB Financial Corp.	1,982	27,570
*CNO Financial Group, Inc.	134,721	852,784
CoBiz Financial, Inc.	17,561	112,039
Codorus Valley Bancorp, Inc.	490	4,974
#Cohen & Steers, Inc.	17,425	493,302
*Colonial Financial Services, Inc.	721	8,940
#*Colony Bankcorp, Inc.	327	1,388
Columbia Banking System, Inc.	20,839	418,864
#Comerica, Inc.	62,207	2,376,307
#Commerce Bancshares, Inc.	29,776	1,224,687
Commercial National Financial Corp.	923	18,100
#Community Bank System, Inc.	24,995	631,874
*Community Capital Corp.	162	413
Community Trust Bancorp, Inc.	9,161	264,845
*CompuCredit Holdings Corp.	32,401	195,702
Consolidated-Tokoma Land Co.	3,000	86,550
*Cowen Group, Inc.	11,431	51,782
*Crawford & Co. Class A	1,841	5,136
*Crawford & Co. Class B	8,232	30,541
*Credit Acceptance Corp.	14,546	822,576

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Crescent Financial Corp.	1,666	$3,815
Cullen Frost Bankers, Inc.	27,887	1,611,311
#CVB Financial Corp.	50,000	414,000
#Danvers Bancorp, Inc.	10,677	230,196
Delphi Financial Group, Inc. Class A	25,930	746,265
Diamond Hill Investment Group, Inc.	1,238	84,555
Dime Community Bancshares, Inc.	17,902	269,962
Discover Financial Services	193,647	3,987,192
*Dollar Financial Corp.	13,014	398,619
Donegal Group, Inc. Class A	11,178	144,755
Donegal Group, Inc. Class B	1,947	33,381
*Doral Financial Corp.	8,080	10,019
Duff & Phelps Corp.	7,475	126,776
*E*Trade Financial Corp.	116,041	1,921,639
#East West Bancorp, Inc.	70,933	1,539,955
Eastern Insurance Holdings, Inc.	3,649	47,401
Eastern Virginia Bankshares, Inc.	1,053	5,002
#Eaton Vance Corp.	9,819	297,516
ECB Bancorp, Inc.	468	6,332
#*eHealth, Inc.	11,857	143,470
EMC Insurance Group, Inc.	6,021	135,292
Employers Holdings, Inc.	25,610	429,992
*Encore Bancshares, Inc.	5,178	59,961
*Encore Capital Group, Inc.	13,700	311,675
Endurance Specialty Holdings, Ltd.	38,019	1,767,503
*Enstar Group, Ltd.	6,932	573,762
Enterprise Bancorp, Inc.	3,460	49,616
Enterprise Financial Services Corp.	6,848	88,887
Epoch Holding Corp.	5,222	77,599
Erie Indemnity Co.	16,842	1,118,646
ESB Financial Corp.	5,183	71,318
ESSA Bancorp, Inc.	9,962	125,820
Evans Bancorp, Inc.	807	11,742
Evercore Partners, Inc. Class A	6,998	226,035
Everest Re Group, Ltd.	19,573	1,649,612
*EzCorp, Inc.	24,441	657,463
#F.N.B. Corp.	60,451	610,555
*Farmers Capital Bank Corp.	1,450	10,643
FBL Financial Group, Inc. Class A	15,518	431,556
Federal Agricultural Mortgage Corp.	6,100	94,184
Federal Agricultural Mortgage Corp. Class A	191	2,454
#Federated Investors, Inc. Class B	9,470	256,448
Fidelity National Financial, Inc.	95,210	1,280,574
*Fidelity Southern Corp.	4,075	34,395
Fifth Third Bancorp	287,116	4,269,415
Financial Institutions, Inc.	6,171	119,285
*First Acceptance Corp.	17,589	32,364
First Advantage Bancorp	956	13,384
First American Financial Corp.	44,750	694,072
First Bancorp	10,455	157,139
First Bancorp, Inc.	3,162	46,703
First Busey Corp.	32,748	161,120
First Business Financial Services, Inc.	1,140	13,999
*First California Financial Group, Inc.	4,507	14,287
*First Cash Financial Services, Inc.	14,286	471,295
First Citizens BancShares, Inc.	5,616	1,129,771
First Commonwealth Financial Corp.	55,399	356,216
First Community Bancshares, Inc.	8,395	112,913
*First Defiance Financial Corp.	3,509	45,933
#*First Federal Bancshares of Arkansas, Inc.	124	284
First Financial Bancorp	30,125	509,112

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#First Financial Bankshares, Inc.	11,032	$544,098
First Financial Corp.	6,648	209,611
First Financial Holdings, Inc.	7,692	79,689
First Financial Northwest, Inc.	11,880	55,836
*First Financial Service Corp.	444	2,038
*First Horizon National Corp.	143,755	1,628,744
First M&F Corp.	911	3,589
*First Marblehead Corp. (The)	22,532	49,570
First Merchants Corp.	12,857	116,484
First Mercury Financial Corp.	9,013	148,264
First Midwest Bancorp, Inc.	35,820	418,736
#First Niagara Financial Group, Inc.	111,815	1,551,992
#First Pactrust Bancorp, Inc.	1,791	24,931
*First Place Financial Corp.	8,972	25,480
*First Security Group, Inc.	6,011	5,710
First South Bancorp, Inc.	4,140	24,012
#First United Corp.	1,100	4,598
Firstbank Corp.	1,136	7,611
*FirstCity Financial Corp.	3,891	30,194
FirstMerit Corp.	53,998	989,243
Flagstone Reinsurance Holdings SA	40,114	491,798
Flushing Financial Corp.	16,470	234,698
#*Forest City Enterprises, Inc. Class A	71,880	1,215,491
#*Forest City Enterprises, Inc. Class B	4,120	69,092
*Forestar Group, Inc.	18,516	345,509
*Fox Chase Bancorp, Inc.	11,004	135,239
*FPIC Insurance Group, Inc.	7,057	252,358
Franklin Resources, Inc.	13,920	1,679,448
Fulton Financial Corp.	104,482	1,078,254
GAINSCO, Inc.	230	1,725
Gallagher (Arthur J.) & Co.	27,400	813,232
GAMCO Investors, Inc.	3,560	158,349
*Genworth Financial, Inc.	177,318	2,406,205
German American Bancorp, Inc.	6,319	108,181
GFI Group, Inc.	62,280	318,874
Glacier Bancorp, Inc.	35,693	503,628
*Gleacher & Co., Inc.	36,443	77,441
*Global Indemnity P.L.C.	9,119	181,605
Goldman Sachs Group, Inc. (The)	88,641	14,503,440
Great Southern Bancorp, Inc.	6,837	149,730
#*Greene Bancshares, Inc.	5,399	17,007
#Greenhill & Co., Inc.	4,315	299,547
*Greenlight Capital Re, Ltd.	15,037	425,096
*Guaranty Bancorp	6,429	9,451
*Hallmark Financial Services, Inc.	9,939	84,382
Hampden Bancorp, Inc.	1,565	19,015
#Hancock Holding Co.	17,590	576,952
Hanover Insurance Group, Inc.	30,043	1,421,034
Harleysville Group, Inc.	14,169	500,591
Harleysville Savings Financial Corp.	1,326	19,824
*Harris & Harris Group, Inc.	14,778	75,220
Hartford Financial Services Group, Inc.	76,341	2,120,753
Hawthorn Bancshares, Inc.	216	1,909
HCC Insurance Holdings, Inc.	62,347	1,887,867
Heartland Financial USA, Inc.	8,087	136,751
*Heritage Commerce Corp.	6,986	31,996
*Heritage Financial Corp.	4,548	64,809
*Heritage Financial Group, Inc.	782	9,071
HF Financial Corp.	761	8,424
*HFF, Inc.	6,600	83,226
*Hilltop Holdings, Inc.	34,900	342,369

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Hingham Institution for Savings	248	$12,400
*HMN Financial, Inc.	212	566
*Home Bancorp, Inc.	3,333	45,995
Home Bancshares, Inc.	14,299	292,558
Home Federal Bancorp, Inc.	8,959	96,040
Homeowners Choice, Inc.	939	7,831
HopFed Bancorp, Inc.	1,632	15,341
Horace Mann Educators Corp.	21,100	364,608
Horizon Bancorp	630	17,136
#*Horizon Financial Corp.	241	1
Hudson City Bancorp, Inc.	163,280	1,792,814
Hudson Valley Holding Corp.	2,648	59,448
Huntington Bancshares, Inc.	266,142	1,926,868
IBERIABANK Corp.	14,313	811,833
Independence Holding Co.	5,731	45,218
Independent Bank Corp.	11,615	315,696
Indiana Community Bancorp	568	9,116
Infinity Property & Casualty Corp.	7,323	437,476
Interactive Brokers Group, Inc.	22,320	360,914
*IntercontinentalExchange, Inc.	2,225	268,090
#*International Assets Holding Corp.	9,200	215,280
International Bancshares Corp.	36,300	688,611
*Internet Capital Group, Inc.	19,439	236,767
*Intervest Bancshares Corp.	1,866	4,908
Invesco, Ltd.	142,250	3,519,265
*Investment Technology Group, Inc.	18,751	345,581
*Investors Bancorp, Inc.	78,574	1,046,606
*Investors Capital Holdings, Ltd.	1,190	5,950
Investors Title Co.	675	21,593
#*Janus Capital Group, Inc.	99,314	1,282,144
#Jefferies Group, Inc.	81,978	2,050,270
*Jefferson Bancshares, Inc.	200	832
JMP Group, Inc.	10,300	77,147
Jones Lang LaSalle, Inc.	19,993	1,772,180
JPMorgan Chase & Co.	762,068	34,247,336
Kaiser Federal Financial Group, Inc.	3,780	45,133
KBW, Inc.	18,067	483,292
Kearny Financial Corp.	38,365	357,562
Kentucky First Federal Bancorp	1,549	14,406
KeyCorp	317,489	2,825,652
*Knight Capital Group, Inc.	49,022	679,445
Lake Shore Bancorp, Inc.	125	1,194
Lakeland Bancorp, Inc.	12,759	122,737
Lakeland Financial Corp.	8,334	171,514
Landmark Bancorp, Inc.	1,102	18,150
Legacy Bancorp, Inc.	4,612	59,956
Legg Mason, Inc.	54,701	1,812,244
Leucadia National Corp.	48,856	1,588,797
#Life Partners Holdings, Inc.	3,223	33,261
Lincoln National Corp.	114,184	3,293,067
LNB Bancorp, Inc.	5,305	28,010
Loews Corp.	75,812	3,036,271
*Louisiana Bancorp, Inc.	2,000	29,500
M&T Bank Corp.	45,894	3,968,454
#*Macatawa Bank Corp.	8,933	38,412
Maiden Holdings, Ltd.	34,489	275,912
MainSource Financial Group, Inc.	12,698	115,361
*Markel Corp.	3,516	1,415,190
*Market Leader, Inc.	3,600	8,892
MarketAxess Holdings, Inc.	16,626	334,681
*Marlin Business Services Corp.	5,626	73,476

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Marsh & McLennan Cos., Inc.	48,164	$1,342,812
Marshall & Ilsley Corp.	143,483	1,002,946
*Maui Land & Pineapple Co., Inc.	1,700	8,245
MB Financial, Inc.	24,932	490,163
#*MBIA, Inc.	166,900	1,785,830
*MBT Financial Corp.	2,091	3,868
MCG Capital Corp.	40,571	275,883
Meadowbrook Insurance Group, Inc.	26,868	254,977
Medallion Financial Corp.	9,217	72,169
#*Mercantile Bancorp, Inc.	1,350	1,512
Mercantile Bank Corp.	3,115	28,440
Mercer Insurance Group, Inc.	2,780	77,979
Merchants Bancshares, Inc.	2,560	70,323
Mercury General Corp.	29,210	1,239,964
*Meridian Interstate Bancorp, Inc.	8,467	103,297
Meta Financial Group, Inc.	673	10,142
MetLife, Inc.	169,819	7,772,616
*Metro Bancorp, Inc.	1,684	20,259
*MetroCorp Bancshares, Inc.	1,365	5,392
*MF Global Holdings, Ltd.	84,973	703,576
#*MGIC Investment Corp.	88,496	742,481
MicroFinancial, Inc.	1,885	7,823
MidSouth Bancorp, Inc.	3,894	52,257
MidWestOne Financial Group, Inc.	2,909	40,930
Montpelier Re Holdings, Ltd.	40,003	794,060
Moody’s Corp.	18,315	537,912
Morgan Stanley	242,064	7,116,682
MSB Financial Corp.	687	4,122
*MSCI, Inc.	9,308	318,613
MutualFirst Financial, Inc.	1,660	17,015
*Nara Bancorp, Inc.	20,300	198,128
*NASDAQ OMX Group, Inc. (The)	70,483	1,725,424
*National Financial Partners Corp.	23,119	293,149
National Interstate Corp.	10,729	225,524
National Penn Bancshares, Inc.	67,901	554,072
National Western Life Insurance Co. Class A	577	99,809
*Navigators Group, Inc. (The)	12,800	626,432
NBT Bancorp, Inc.	24,899	577,159
Nelnet, Inc. Class A	21,430	480,461
New England Bancshares, Inc.	1,592	14,965
New Hampshire Thrift Bancshares, Inc.	2,140	28,141
New Westfield Financial, Inc.	18,225	154,548
#New York Community Bancorp, Inc.	92,236	1,689,764
NewAlliance Bancshares, Inc.	63,752	953,092
*NewBridge Bancorp	6,306	32,098
*Newport Bancorp, Inc.	1,100	13,794
*NewStar Financial, Inc.	26,794	259,634
*North Valley Bancorp	67	615
Northeast Community Bancorp, Inc.	5,046	31,487
#Northern Trust Corp.	36,099	1,876,426
#Northfield Bancorp, Inc.	20,223	262,292
Northrim Bancorp, Inc.	2,509	47,270
Northwest Bancshares, Inc.	57,902	678,322
Norwood Financial Corp.	65	1,769
NYSE Euronext, Inc.	101,318	3,222,926
Ocean Shore Holding Co.	3,233	38,958
OceanFirst Financial Corp.	9,275	128,459
*Ocwen Financial Corp.	49,700	501,970
Ohio Valley Banc Corp.	1,078	21,517
Old National Bancorp.	44,237	474,663
Old Republic International Corp.	133,109	1,627,923

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Old Second Bancorp, Inc.	9,448	$14,833
OneBeacon Insurance Group, Ltd.	15,597	214,459
Oppenheimer Holdings, Inc. Class A	5,112	133,423
optionsXpress Holdings, Inc.	30,797	457,643
Oriental Financial Group, Inc.	22,781	269,271
Oritani Financial Corp.	30,634	367,302
Osage Bancshares, Inc.	1,100	8,718
Pacific Continental Corp.	7,620	77,343
#*Pacific Mercantile Bancorp	2,569	9,865
PacWest Bancorp	18,312	361,296
Park National Corp.	7,632	496,996
Parkvale Financial Corp.	1,521	16,351
PartnerRe, Ltd.	27,305	2,235,733
#*Patriot National Bancorp	78	195
Peapack-Gladstone Financial Corp.	2,972	40,479
Penns Woods Bancorp, Inc.	1,617	62,917
*Penson Worldwide, Inc.	11,773	56,039
Peoples Bancorp of North Carolina	126	803
Peoples Bancorp, Inc.	6,533	88,783
People’s United Financial, Inc.	130,357	1,682,909
#*PHH Corp.	29,346	701,076
*Phoenix Cos., Inc. (The)	87,000	222,720
*PICO Holdings, Inc.	11,808	365,812
#*Pinnacle Financial Partners, Inc.	14,903	205,065
*Piper Jaffray Cos., Inc.	10,615	443,707
*Platinum Underwriters Holdings, Ltd.	21,769	962,190
*PMI Group, Inc. (The)	81,670	237,660
PNC Financial Services Group, Inc.	92,697	5,561,820
*Popular, Inc.	92,932	298,312
Porter Bancorp, Inc.	3,191	30,251
#*Portfolio Recovery Associates, Inc.	9,034	651,713
*Preferred Bank	4,193	7,715
Premier Financial Bancorp, Inc.	1,250	7,975
Presidential Life Corp.	14,194	134,559
*Primus Guaranty, Ltd.	9,727	46,592
#*Princeton National Bancorp, Inc.	1,151	5,156
Principal Financial Group, Inc.	115,537	3,786,147
PrivateBancorp, Inc.	32,803	504,182
*ProAssurance Corp.	19,955	1,170,760
Progressive Corp.	58,089	1,150,743
Prosperity Bancshares, Inc.	27,842	1,126,209
Protective Life Corp.	45,705	1,260,087
*Providence Community Bancshares, Inc.	100	104
Provident Financial Holdings, Inc.	4,700	36,425
Provident Financial Services, Inc.	36,200	530,330
Provident New York Bancorp	22,203	207,154
Prudential Bancorp, Inc. of Pennsylvania	1,666	11,545
Prudential Financial, Inc.	87,695	5,394,119
#Pulaski Financial Corp.	4,605	34,169
Pzena Investment Management, Inc. Class A	2,289	15,748
QC Holdings, Inc.	6,713	27,456
QCR Holdings, Inc.	797	6,177
Radian Group, Inc.	69,200	496,856
*Rainier Pacific Financial Group, Inc.	1,250	3
Raymond James Financial, Inc.	37,586	1,361,365
Regions Financial Corp.	428,453	3,042,016
Reinsurance Group of America, Inc.	27,741	1,596,772
RenaissanceRe Holdings, Ltd.	26,302	1,725,937
Renasant Corp.	12,878	200,768
Republic Bancorp, Inc. Class A	9,399	179,427
*Republic First Bancorp, Inc.	464	1,476

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Resource America, Inc.	8,593	$58,948
*Riverview Bancorp, Inc.	600	1,854
#RLI Corp.	10,912	587,829
#Rockville Financial, Inc.	9,620	142,568
*Rodman & Renshaw Capital Group, Inc.	13,984	30,485
Roma Financial Corp.	14,191	144,464
Rome Bancorp, Inc.	2,991	35,234
*Royal Bancshares of Pennsylvania, Inc. Class A	2,289	3,960
*Rurban Financial Corp.	600	2,190
S&T Bancorp, Inc.	18,553	405,383
S.Y. Bancorp, Inc.	7,148	174,375
*Safeguard Scientifics, Inc.	11,052	181,805
Safety Insurance Group, Inc.	8,869	422,076
Salisbury Bancorp, Inc.	300	8,100
Sanders Morris Harris Group, Inc.	5,205	36,123
Sandy Spring Bancorp, Inc.	12,588	241,690
Savannah Bancorp, Inc. (The)	1,179	8,819
SCBT Financial Corp.	6,309	196,336
SeaBright Holdings, Inc.	12,904	125,298
*Seacoast Banking Corp. of Florida	4,068	6,916
SEI Investments Co.	13,929	322,456
Selective Insurance Group, Inc.	30,027	533,880
Shore Bancshares, Inc.	1,418	13,655
*SI Financial Group, Inc.	2,476	22,532
Sierra Bancorp	5,191	56,011
*Signature Bank	20,948	1,094,324
Simmons First National Corp.	8,884	246,886
*SLM Corp.	69,051	995,025
Somerset Hills Bancorp	1,096	10,357
*Southcoast Financial Corp.	900	2,655
*Southern Community Financial Corp.	6,110	10,387
*Southern First Bancshares, Inc.	16	132
Southern Missouri Bancorp, Inc.	65	1,231
*Southern National Bancorp of Virginia, Inc.	417	3,157
Southside Bancshares, Inc.	8,148	174,530
*Southwest Bancorp, Inc.	9,624	131,753
#*St. Joe Co. (The)	33,083	906,805
StanCorp Financial Group, Inc.	25,050	1,117,480
State Auto Financial Corp.	20,511	312,793
State Bancorp, Inc.	7,599	72,570
State Street Corp.	90,464	4,226,478
StellarOne Corp.	12,278	178,399
Sterling Bancorp	13,638	133,516
Sterling Bancshares, Inc.	53,551	474,997
Stewart Information Services Corp.	8,800	100,408
#*Stifel Financial Corp.	16,696	1,071,215
*Stratus Properties, Inc.	271	2,607
Suffolk Bancorp	5,363	112,462
Summit State Bank	361	2,318
*Sun Bancorp, Inc.	12,065	49,949
SunTrust Banks, Inc.	90,364	2,749,777
Susquehanna Bancshares, Inc.	66,180	632,681
*SVB Financial Group	22,536	1,182,464
SWS Group, Inc.	14,900	69,732
#Synovus Financial Corp.	409,489	1,081,051
T. Rowe Price Group, Inc.	10,500	692,160
*Taylor Capital Group, Inc.	8,336	85,611
#TCF Financial Corp.	69,358	1,036,209
#TD Ameritrade Holding Corp.	54,519	1,113,278
Teche Holding Co.	651	23,599
*Tejon Ranch Co.	9,003	236,959

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Tennessee Commerce Bancorp, Inc.	731	$3,662
Territorial Bancorp, Inc.	6,269	120,929
*Teton Advisors, Inc.	29	348
*Texas Capital Bancshares, Inc.	18,455	450,117
TF Financial Corp.	800	18,120
TFS Financial Corp.	49,333	480,997
*Thomas Properties Group, Inc.	22,736	86,397
Timberland Bancorp, Inc.	899	4,153
Tompkins Financial Corp.	5,443	221,802
Torchmark Corp.	28,327	1,764,772
Tower Bancorp, Inc.	3,469	78,503
Tower Group, Inc.	22,371	582,541
TowneBank	14,246	212,265
*TradeStation Group, Inc.	20,369	141,972
Transatlantic Holdings, Inc.	30,953	1,592,532
Travelers Cos., Inc. (The)	100,570	5,658,068
*Tree.com, Inc.	4,376	36,890
TriCo Bancshares	8,086	122,665
Trustco Bank Corp.	40,212	240,669
Trustmark Corp.	33,404	801,362
U.S. Bancorp	345,907	9,339,489
UMB Financial Corp.	20,452	831,374
Umpqua Holdings Corp.	57,303	628,614
Union Bankshares, Inc.	337	6,083
Union First Market Bankshares Corp.	13,241	161,805
United Bancshares, Inc.	606	6,005
#United Bankshares, Inc.	22,354	630,383
*United Community Banks, Inc.	18,716	31,817
*United Community Financial Corp.	4,464	6,875
United Financial Bancorp, Inc.	10,899	167,082
United Fire & Casualty Co.	17,401	348,803
*United PanAm Financial Corp.	1,900	13,167
*United Security Bancshares	1,746	6,111
Unitrin, Inc.	34,020	915,478
*Unity Bancorp, Inc.	2,239	15,169
Universal Insurance Holdings, Inc.	19,444	105,386
Univest Corp. of Pennsylvania	8,615	148,480
Unum Group	123,777	3,086,998
Validus Holdings, Ltd.	47,505	1,444,152
#Valley National Bancorp	77,310	1,046,004
ViewPoint Financial Group	17,942	227,415
*Virginia Commerce Bancorp, Inc.	12,041	72,366
*Virtus Investment Partners, Inc.	955	46,098
VIST Financial Corp.	400	3,320
Waddell & Reed Financial, Inc.	9,057	327,139
Washington Banking Co.	9,151	124,911
Washington Federal, Inc.	56,944	984,562
Washington Trust Bancorp, Inc.	8,297	165,940
*Waterstone Financial, Inc.	11,388	30,748
Wayne Savings Bancshares, Inc.	243	2,301
Webster Financial Corp.	40,672	930,575
Wells Fargo & Co.	901,562	29,228,640
WesBanco, Inc.	14,175	267,199
Wesco Financial Corp.	1,849	694,836
West Bancorporation, Inc.	9,310	66,799
#*West Coast Bancorp	41,720	135,590
Westamerica Bancorporation	12,400	620,000
*Western Alliance Bancorp	39,821	298,658
Westwood Holdings Group, Inc.	1,787	63,707
White Mountains Insurance Group, Ltd.	4,371	1,486,140
White River Capital, Inc.	135	2,371

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Whitney Holding Corp.	45,908	$611,035
Wilber Corp.	2,395	22,465
Willis Group Holdings P.L.C.	1,797	67,531
Wilmington Trust Corp.	39,186	171,635
Wilshire Bancorp, Inc.	15,610	100,216
Wintrust Financial Corp.	15,400	506,814
*World Acceptance Corp.	10,120	568,339
WR Berkley Corp.	51,520	1,455,440
*WSB Holdings, Inc.	400	1,180
WVS Financial Corp.	757	6,768
Xl Group P.L.C.	115,698	2,651,798
*Yadkin Valley Financial Corp.	5,876	16,218
#Zions Bancorporation	68,080	1,605,326
*ZipRealty, Inc.	7,474	20,030

Total Financials		443,090,653

Health Care — (9.0%)
*A.D.A.M., Inc.	1,702	11,897
*Abaxis, Inc.	8,269	217,888
Abbott Laboratories	62,858	2,838,667
#*ABIOMED, Inc.	17,200	168,560
*Accelrys, Inc.	26,802	220,312
*Accuray, Inc.	37,460	320,658
*Achillion Pharmaceuticals, Inc.	900	4,005
*Acorda Therapeutics, Inc.	6,500	142,675
*Adcare Health Systems, Inc.	438	1,918
*ADVENTRX Pharmaceuticals, Inc.	6,764	15,625
Aetna, Inc.	79,467	2,617,643
*Affymax, Inc.	13,401	89,251
*Affymetrix, Inc.	31,784	154,152
*Air Methods Corp.	6,675	342,027
*Akorn, Inc.	6,306	31,530
*Albany Molecular Research, Inc.	15,351	76,602
#*Alere, Inc.	38,152	1,494,414
*Alexion Pharmaceuticals, Inc.	6,000	502,920
*Align Technology, Inc.	31,713	660,582
#*Alkermes, Inc.	39,848	514,438
Allergan, Inc.	15,590	1,100,810
*Alliance HealthCare Services, Inc.	26,354	110,423
*Allied Healthcare International, Inc.	18,780	45,448
*Allied Healthcare Products, Inc.	500	2,110
*Allos Therapeutics, Inc.	17,591	59,106
*Allscripts Healthcare Solutions, Inc.	84,126	1,775,900
*Almost Family, Inc.	4,600	153,594
#*Alnylam Pharmaceuticals, Inc.	8,515	87,917
*Alphatec Holdings, Inc.	23,370	56,322
*AMAG Pharmaceuticals, Inc.	7,400	131,720
#*Amedisys, Inc.	8,686	296,106
America Services Group, Inc.	4,198	70,820
*American Dental Partners, Inc.	7,933	100,828
*American Medical Systems Holdings, Inc.	39,490	770,845
#*AMERIGROUP Corp.	26,145	1,369,214
AmerisourceBergen Corp.	46,200	1,656,732
*Amgen, Inc.	84,814	4,671,555
*Amicus Therapeutics, Inc.	5,433	30,914
*AMN Healthcare Services, Inc.	19,300	111,940
*Amsurg Corp.	15,696	330,715
#*Amylin Pharmaceuticals, Inc.	23,912	386,896
*Anadys Pharmaceuticals, Inc.	3,900	4,875
Analogic Corp.	6,592	336,653
*AngioDynamics, Inc.	15,000	242,925

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Anika Therapeutics, Inc.	5,650	$39,494
*Animal Health International, Inc.	10,114	28,016
*ARCA Biopharma, Inc.	2,001	6,323
*Ardea Biosciences, Inc.	1,899	50,361
#*Ariad Pharmaceuticals, Inc.	52,500	334,688
*Arqule, Inc.	7,709	47,256
*Array BioPharma, Inc.	8,309	24,096
*ArthroCare Corp.	13,400	375,066
*Assisted Living Concepts, Inc.	6,363	209,470
#*athenahealth, Inc.	1,517	65,140
*AtriCure, Inc.	3,000	33,000
Atrion Corp.	970	162,630
*Auxilium Pharmaceuticals, Inc.	5,700	129,333
*AVANIR Pharmaceuticals, Inc.	5,750	23,288
Bard (C.R.), Inc.	4,700	443,445
Baxter International, Inc.	22,821	1,106,590
Beckman Coulter, Inc.	16,832	1,212,072
Becton Dickinson & Co.	12,012	996,395
*BioClinica, Inc.	4,801	21,556
*BioCryst Pharmaceuticals, Inc.	9,350	38,522
*Biodel, Inc.	8,200	18,204
*Biogen Idec, Inc.	16,395	1,073,381
#*BioMarin Pharmaceutical, Inc.	15,781	401,153
*BioMimetic Therapeutics, Inc.	10,178	132,009
*Bio-Rad Laboratories, Inc. Class A	10,134	1,103,390
*Bio-Rad Laboratories, Inc. Class B	544	59,342
*Bio-Reference Labs, Inc.	11,700	270,153
*BioScrip, Inc.	20,721	107,335
*BioSpecifics Technologies Corp.	1,000	23,210
*BMP Sunstone Corp.	20,848	207,229
*Boston Scientific Corp.	353,045	2,464,254
*Bovie Medical Corp.	4,660	14,213
#Bristol-Myers Squibb Co.	95,044	2,393,208
#*Brookdale Senior Living, Inc.	57,027	1,246,040
*Bruker BioSciences Corp.	18,693	327,128
#*BSD Medical Corp.	1,500	6,525
#*Cadence Pharmaceuticals, Inc.	8,942	69,435
*Caliper Life Sciences, Inc.	24,315	156,589
*Cambrex Corp.	14,500	66,120
Cantel Medical Corp.	9,552	203,362
*Capital Senior Living Corp.	12,816	87,533
*Caraco Pharmaceutical Laboratories, Ltd.	18,448	87,259
*Cardica, Inc.	1,600	6,464
Cardinal Health, Inc.	31,100	1,290,961
*CareFusion Corp.	80,387	2,068,358
*CAS Medical Systems, Inc.	415	1,374
*Catalyst Health Solutions, Inc.	15,674	680,252
*Celera Corp.	60,638	375,046
*Celgene Corp.	19,319	995,508
#*Celldex Therapeutics, Inc.	13,409	49,613
*Centene Corp.	27,300	756,756
#*Cephalon, Inc.	19,438	1,148,397
#*Cepheid, Inc.	10,300	244,728
#*Cerner Corp.	9,100	899,535
*Charles River Laboratories International, Inc.	35,700	1,369,095
Chemed Corp.	12,370	769,785
*Cigna Corp.	60,002	2,521,284
#*Clinical Data, Inc.	4,700	139,778
*Codexis, Inc.	3,569	32,228
*CombiMatrix Corp.	2,103	5,720
*Community Health Systems, Inc.	50,068	1,758,388

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
Computer Programs & Systems, Inc.	2,800	$145,320
#*Conceptus, Inc.	5,937	80,179
*CONMED Corp.	14,915	389,431
*Conmed Healthcare Management, Inc.	476	1,533
*Continucare Corp.	30,733	125,083
#Cooper Cos., Inc.	22,457	1,287,684
*Corvel Corp.	6,649	335,642
#*Covance, Inc.	8,206	462,654
*Coventry Health Care, Inc.	61,189	1,833,834
#Covidien P.L.C.	26,463	1,256,199
*CPEX Pharmaceuticals, Inc.	320	8,624
*Cross Country Healthcare, Inc.	12,495	89,964
*CryoLife, Inc.	13,400	67,938
*Cubist Pharmaceuticals, Inc.	30,921	678,407
*Cumberland Pharmaceuticals, Inc.	842	5,220
*Cutera, Inc.	6,498	53,154
#*Cyberonics, Inc.	7,055	231,051
*Cyclacel Pharmaceuticals, Inc.	5,200	7,540
*Cynosure, Inc. Class A	4,400	48,026
*Cytokinetics, Inc.	27,363	51,990
#*Cytori Therapeutics, Inc.	15,660	85,817
*DaVita, Inc.	19,595	1,447,091
Daxor Corp.	1,894	17,936
#*Dendreon Corp.	23,130	810,475
DENTSPLY International, Inc.	35,485	1,259,008
*DepoMed, Inc.	11,137	93,328
*DexCom, Inc.	18,656	263,143
*Digirad Corp.	2,255	5,096
*Dionex Corp.	4,400	519,112
*Durect Corp.	14,309	44,644
*DUSA Pharmaceuticals, Inc.	4,808	15,386
*Dyax Corp.	34,987	66,475
#*Dynacq Healthcare, Inc.	2,399	5,350
*Edwards Lifesciences Corp.	10,600	893,474
Eli Lilly & Co.	43,672	1,518,475
*Emdeon, Inc. Class A	6,518	95,749
*Emergency Medical Services Corp. Class A	2,818	190,215
*Emergent BioSolutions, Inc.	17,742	376,840
Emergent Group, Inc.	920	5,603
#*Emeritus Corp.	20,064	383,222
*Endo Pharmaceuticals Holdings, Inc.	52,224	1,734,881
●*Endo Pharmaceuticals Solutions	22,212	24,433
*Endologix, Inc.	6,910	40,285
Ensign Group, Inc.	10,871	262,643
*Enzo Biochem, Inc.	15,400	76,384
*Enzon Pharmaceuticals, Inc.	30,849	345,509
*eResearch Technology, Inc.	23,911	153,748
*Exactech, Inc.	6,201	103,495
#*Exelixis, Inc.	35,286	305,930
*Express Scripts, Inc.	19,600	1,104,068
*Five Star Quality Care, Inc.	18,655	116,780
*Forest Laboratories, Inc.	70,863	2,286,040
*Furiex Pharmaceuticals, Inc.	1,049	17,518
*Genomic Health, Inc.	6,798	151,391
*Genoptix, Inc.	6,600	164,736
#*Gen-Probe, Inc.	11,200	704,368
*Gentiva Health Services, Inc.	22,000	506,440
*Genzyme Corp.	19,341	1,418,662
*Geron Corp.	35,527	174,082
*Gilead Sciences, Inc.	32,650	1,253,107
*Greatbatch, Inc.	12,020	283,071

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*GTx, Inc.	4,256	$12,172
*Haemonetics Corp.	13,100	777,354
*Halozyme Therapeutics, Inc.	19,419	129,525
*Hanger Orthopedic Group, Inc.	17,115	351,713
#*Hansen Medical, Inc.	803	1,293
*Harvard Bioscience, Inc.	12,500	53,250
#*Health Management Associates, Inc.	53,900	490,490
*Health Net, Inc.	56,925	1,624,070
*HealthSouth Corp.	27,299	617,503
*HealthSpring, Inc.	32,224	979,287
*HealthStream, Inc.	10,551	73,435
*Healthways, Inc.	17,282	206,866
*Henry Schein, Inc.	23,962	1,573,345
Hill-Rom Holdings, Inc.	29,439	1,191,396
*Hi-Tech Pharmacal Co., Inc.	6,700	152,894
*HMS Holdings Corp.	9,520	612,517
*Hologic, Inc.	92,666	1,845,907
*Hospira, Inc.	18,500	1,021,755
#*Human Genome Sciences, Inc.	27,180	659,387
*Humana, Inc.	43,199	2,504,246
*ICU Medical, Inc.	7,243	282,912
*Idenix Pharmaceuticals, Inc.	17,400	77,256
*Idera Pharmaceuticals, Inc.	4,389	12,377
*IDEXX Laboratories, Inc.	8,700	623,790
#*Illumina, Inc.	8,304	575,799
*Immucor, Inc.	31,665	626,017
#*ImmunoGen, Inc.	10,412	86,003
#*Immunomedics, Inc.	7,638	24,976
*Impax Laboratories, Inc.	27,316	634,278
#*Incyte Corp.	40,400	595,496
*Infinity Pharmaceuticals, Inc.	11,550	65,373
*Inspire Pharmaceuticals, Inc.	30,464	120,333
*Insulet Corp.	8,700	148,161
*Integra LifeSciences Holdings Corp.	15,000	695,700
*IntegraMed America, Inc.	4,742	45,239
#*InterMune, Inc.	14,360	536,633
#*Intuitive Surgical, Inc.	2,000	645,820
Invacare Corp.	16,512	456,392
*IPC The Hospitalist Co.	7,916	293,921
*Iridex Corp.	1,600	6,432
*IRIS International, Inc.	8,500	84,065
*Isis Pharmaceuticals, Inc.	11,700	106,470
*ISTA Pharmaceuticals, Inc.	12,819	72,684
*Jazz Pharmaceuticals, Inc.	13,323	297,902
Johnson & Johnson	139,407	8,332,356
*Kendle International, Inc.	6,277	71,307
*Kensey Nash Corp.	5,730	138,666
Kewaunee Scientific Corp.	674	9,247
*Kindred Healthcare, Inc.	16,015	299,641
*Kinetic Concepts, Inc.	33,882	1,562,977
*King Pharmaceuticals, Inc.	167,500	2,385,200
*K-V Pharmaceutical Co.	17,771	28,611
*K-V Pharmaceutical Co. Class B	900	1,485
#*Laboratory Corp. of America Holdings	5,000	449,550
Landauer, Inc.	2,500	145,125
*Lannet Co., Inc.	11,173	58,435
*LCA-Vision, Inc.	8,569	58,012
*LeMaitre Vascular, Inc.	6,899	48,431
*LHC Group, Inc.	7,251	192,877
*Life Technologies Corp.	49,868	2,707,334
*LifePoint Hospitals, Inc.	28,700	1,010,240

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Ligand Pharmaceuticals, Inc. Class B	4,563	$39,698
#Lincare Holdings, Inc.	43,956	1,189,010
*Luminex Corp.	17,042	289,373
*Magellan Health Services, Inc.	21,872	1,058,824
*MAKO Surgical Corp.	6,147	95,401
#*Mannkind Corp.	39,901	190,328
*MAP Pharmaceuticals, Inc.	3,200	49,200
*Martek Biosciences Corp.	16,883	530,295
Masimo Corp.	12,400	371,690
*Matrixx Initiatives, Inc.	4,380	34,996
Maxygen, Inc.	19,082	75,756
McKesson Corp.	22,500	1,691,325
*MedAssets, Inc.	28,866	566,640
*MedCath Corp.	10,366	138,801
*Medco Health Solutions, Inc.	20,695	1,262,809
*Medical Action Industries, Inc.	12,950	104,895
*Medicines Co. (The)	28,494	446,786
*MediciNova, Inc.	1,492	7,445
Medicis Pharmaceutical Corp. Class A	32,332	822,203
*Medidata Solutions, Inc.	5,897	147,130
*Medivation, Inc.	7,091	99,841
*Mednax, Inc.	21,472	1,420,373
MedQuist, Inc.	17,010	158,533
MEDTOX Scientific, Inc.	4,994	67,269
Medtronic, Inc.	57,481	2,202,672
Merck & Co., Inc.	308,176	10,222,198
*Merge Healthcare, Inc.	7,000	29,960
Meridian Bioscience, Inc.	8,570	188,026
*Merit Medical Systems, Inc.	14,354	212,009
#*Metabolix, Inc.	10,200	90,270
#*Metropolitan Health Networks, Inc.	19,872	91,014
*Mettler Toledo International, Inc.	2,600	387,894
*Micromet, Inc.	11,797	75,855
*Molina Healthcare, Inc.	15,200	466,032
#*Momenta Pharmaceuticals, Inc.	9,400	120,226
*MWI Veterinary Supply, Inc.	6,600	410,256
*Mylan, Inc.	105,010	2,432,032
*Myrexis, Inc.	10,194	40,062
*Myriad Genetics, Inc.	7,300	145,708
*Nabi Biopharmaceuticals	26,865	150,444
*Nanosphere, Inc.	13,989	51,200
National Healthcare Corp.	7,018	310,687
National Research Corp.	2,780	83,678
*Natus Medical, Inc.	23,092	347,766
#*Nektar Therapeutics	31,040	347,958
*Neogen Corp.	9,826	353,343
*Neurocrine Biosciences, Inc.	12,479	92,095
*NeurogesX, Inc.	3,200	16,864
*NovaMed, Inc.	4,304	56,296
*Novavax, Inc.	3,100	6,696
*NPS Pharmaceuticals, Inc.	17,207	172,156
#*NuVasive, Inc.	15,580	435,383
*NxStage Medical, Inc.	20,208	485,800
*Obagi Medical Products, Inc.	12,025	127,706
Omnicare, Inc.	60,636	1,571,685
*Omnicell, Inc.	17,234	240,156
*OncoGenex Pharmaceutical, Inc.	900	14,265
*Oncothyreon, Inc.	4,300	13,287
#*Onyx Pharmaceuticals, Inc.	28,310	998,918
#*Optimer Pharmaceuticals, Inc.	5,191	57,101
*OraSure Technologies, Inc.	23,431	151,599

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Orchid Cellmark, Inc.	1,377	$2,795
*Orexigen Therapeutics, Inc.	15,000	136,350
*Orthovita, Inc.	10,918	22,436
*Osiris Therapeutics, Inc.	8,435	55,755
Owens & Minor, Inc.	28,546	842,963
*Pain Therapeutics, Inc.	21,575	133,549
*Palomar Medical Technologies, Inc.	10,711	159,165
*Par Pharmaceutical Cos., Inc.	19,720	704,398
*Parexel International Corp.	29,800	691,658
Patterson Cos., Inc.	36,812	1,217,005
*PDI, Inc.	6,607	53,352
PDL BioPharma, Inc.	49,250	243,295
PerkinElmer, Inc.	62,898	1,608,931
*Pernix Therapeutics Holdings, Inc.	733	8,056
#Perrigo Co.	8,500	618,290
Pfizer, Inc.	1,228,265	22,378,988
Pharmaceutical Products Development Service, Inc.	44,037	1,283,238
*Pharmasset, Inc.	1,300	62,998
*PharMerica Corp.	16,573	187,441
*Pozen, Inc.	6,300	38,115
*Progenics Pharmaceuticals, Inc.	14,456	80,737
*ProPhase Labs, Inc.	4,505	6,352
*Providence Service Corp.	6,862	97,646
*pSivida Corp.	9,634	48,170
#*PSS World Medical, Inc.	24,525	584,431
Quality Systems, Inc.	4,600	367,264
Quest Diagnostics, Inc.	24,133	1,374,374
*Questcor Pharmaceuticals, Inc.	23,700	366,402
#*Quidel Corp.	15,040	204,243
*RadNet, Inc.	7,100	25,844
*Regeneration Technologies, Inc.	22,313	59,799
#*Regeneron Pharmaceuticals, Inc.	13,800	464,784
*RehabCare Group, Inc.	12,009	294,941
*Repligen Corp.	15,535	80,316
#*ResMed, Inc.	18,400	579,416
*Rigel Pharmaceuticals, Inc.	27,866	187,399
*Rochester Medical Corp.	5,857	62,582
#*Rockwell Medical Technologies, Inc.	4,331	40,538
#*Salix Pharmaceuticals, Ltd.	20,432	837,099
#*Sangamo BioSciences, Inc.	7,748	59,350
*Santarus, Inc.	17,297	56,475
*Savient Pharmaceuticals, Inc.	11,600	107,068
*SciClone Pharmaceuticals, Inc.	24,968	97,875
#*Seattle Genetics, Inc.	19,300	316,327
*Select Medical Holdings Corp.	28,734	193,667
#*Sequenom, Inc.	9,300	63,705
#*Sirona Dental Systems, Inc.	26,400	1,156,584
*Skilled Healthcare Group, Inc.	11,015	118,301
*Solta Medical, Inc.	19,218	52,850
*SonoSite, Inc.	7,686	257,942
Span-American Medical System, Inc.	1,468	21,814
*Spectranetics Corp.	19,200	88,320
*Spectrum Pharmaceuticals, Inc.	20,600	123,600
*St. Jude Medical, Inc.	16,949	686,434
*Staar Surgical Co.	10,301	53,823
#*Stereotaxis, Inc.	18,700	62,832
Steris Corp.	21,081	734,040
*Strategic Diagnostics, Inc.	1,707	3,533
#Stryker Corp.	19,354	1,114,016
*Sucampo Pharmaceuticals, Inc.	7,118	30,750
*Sun Healthcare Group, Inc.	12,035	150,377

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Sunrise Senior Living, Inc.	25,408	$203,264
*SuperGen, Inc.	28,900	86,989
*SurModics, Inc.	8,251	97,362
*Symmetry Medical, Inc.	17,579	168,231
*Synovis Life Technologies, Inc.	5,977	89,565
*Synta Pharmaceuticals Corp.	12,130	60,529
#*Targacept, Inc.	8,718	224,576
*Team Health Holdings, Inc.	1,904	29,436
Techne Corp.	4,502	310,413
Teleflex, Inc.	23,700	1,358,484
*Tenet Healthcare Corp.	75,000	498,750
#*Theravance, Inc.	16,000	336,640
*Thermo Fisher Scientific, Inc.	76,021	4,353,723
*Thoratec Corp.	12,300	290,157
*TomoTherapy, Inc.	28,937	96,650
*TranS1, Inc.	6,500	22,425
*Transcend Services, Inc.	5,077	93,569
*Transcept Pharmaceuticals, Inc.	9,307	77,248
*Trimeris, Inc.	8,305	21,261
*Triple-S Management Corp.	9,867	182,145
*U.S. Physical Therapy, Inc.	6,800	129,200
#*United Therapeutics Corp.	12,795	869,804
UnitedHealth Group, Inc.	207,950	8,536,348
Universal American Corp.	39,915	805,884
Universal Health Services, Inc.	43,842	1,845,748
Utah Medical Products, Inc.	1,701	46,267
*Vanda Pharmaceuticals, Inc.	4,800	38,448
#*Varian Medical Systems, Inc.	7,597	513,329
*Vascular Solutions, Inc.	8,249	87,274
*VCA Antech, Inc.	11,626	266,468
#*Vertex Pharmaceuticals, Inc.	13,281	516,498
*Vical, Inc.	25,367	50,480
*Viropharma, Inc.	41,867	686,619
*Vital Images, Inc.	7,596	100,951
#*Vivus, Inc.	30,844	276,054
#*Volcano Corp.	18,493	485,626
Warner Chilcott P.L.C.	10,620	254,774
*Waters Corp.	7,000	534,730
#*Watson Pharmaceuticals, Inc.	31,594	1,722,505
*WellCare Health Plans, Inc.	22,499	672,720
*WellPoint, Inc.	83,721	5,200,749
West Pharmaceutical Services, Inc.	18,112	724,299
*Wright Medical Group, Inc.	19,200	285,312
*XenoPort, Inc.	4,600	36,248
Young Innovations, Inc.	3,958	118,819
*Zimmer Holdings, Inc.	29,806	1,763,323
*Zoll Medical Corp.	11,828	489,088

Total Health Care		232,760,324

Industrials — (12.7%)
*3D Systems Corp.	11,189	319,334
3M Co.	35,410	3,113,247
A.O. Smith Corp.	19,987	855,643
*A.T. Cross Co.	1,727	16,821
#AAON, Inc.	9,400	253,142
*AAR Corp.	20,900	559,911
ABM Industries, Inc.	27,962	718,623
*Acacia Technologies Group	11,041	269,400
*ACCO Brands Corp.	22,515	184,848
Aceto Corp.	12,928	111,310
Actuant Corp. Class A	35,500	984,415

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Acuity Brands, Inc.	17,733	$978,862
Administaff, Inc.	12,500	354,000
*Advisory Board Co. (The)	5,450	269,557
*Aecom Technology Corp.	44,587	1,305,062
*AeroCentury Corp.	372	7,105
*Aerovironment, Inc.	11,397	321,395
#*AGCO Corp.	45,657	2,314,810
#*Air Transport Services Group, Inc.	33,664	249,114
Aircastle, Ltd.	37,400	397,188
*AirTran Holdings, Inc.	71,500	528,385
Alamo Group, Inc.	6,058	157,205
*Alaska Air Group, Inc.	19,938	1,181,127
Albany International Corp.	14,900	335,995
Alexander & Baldwin, Inc.	21,963	881,156
#Allegiant Travel Co.	9,356	435,428
#*Alliant Techsystems, Inc.	3,426	259,554
*Allied Defense Group, Inc.	2,821	9,817
*Allied Motion Technologies, Inc.	1,044	9,125
*Altra Holdings, Inc.	14,086	294,538
*Amerco, Inc.	10,522	957,607
*American Railcar Industries, Inc.	15,398	292,100
*American Reprographics Co.	23,085	186,296
American Science & Engineering, Inc.	3,848	334,776
#*American Superconductor Corp.	3,700	100,899
American Woodmark Corp.	8,341	155,560
Ameron International Corp.	4,910	338,643
Ametek, Inc.	6,663	271,717
Ampco-Pittsburgh Corp.	5,100	127,041
*AMR Corp.	57,998	408,886
*AMREP Corp.	3,060	39,260
*APAC Customer Services, Inc.	26,186	144,285
Apogee Enterprises, Inc.	12,950	165,631
Applied Industrial Technologies, Inc.	25,700	813,662
Applied Signal Technologies, Inc.	6,800	258,468
*Argan, Inc.	6,042	56,009
Arkansas Best Corp.	16,400	419,020
Armstrong World Industries, Inc.	34,300	1,392,923
#*ArvinMeritor, Inc.	41,800	913,748
#*Ascent Solar Technologies, Inc.	13,789	43,711
*Astec Industries, Inc.	12,000	361,200
*Astronics Corp.	4,399	101,617
*Atlas Air Worldwide Holdings, Inc.	13,766	699,450
Avery Dennison Corp.	16,435	691,749
#*Avis Budget Group, Inc.	54,400	752,896
AZZ, Inc.	6,833	273,935
*Babcock & Wilcox Co. (The)	1,632	47,736
#Badger Meter, Inc.	6,600	270,534
*Baker (Michael) Corp.	4,466	135,588
Barnes Group, Inc.	28,500	564,870
Barrett Business Services, Inc.	4,910	72,275
*BE Aerospace, Inc.	49,617	1,919,682
*Beacon Roofing Supply, Inc.	22,540	409,326
Belden, Inc.	23,900	830,764
*Blount International, Inc.	18,386	275,974
*BlueLinx Holdings, Inc.	11,600	42,108
Boeing Co. (The)	26,650	1,851,642
Brady Co. Class A	25,914	848,684
*Breeze-Eastern Corp.	3,679	25,753
Briggs & Stratton Corp.	26,600	531,202
Brink’s Co. (The)	26,255	708,885
*Broadwind Energy, Inc.	11,600	21,344

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*BTU International, Inc.	3,034	$34,830
Bucyrus International, Inc.	13,659	1,239,691
*Builders FirstSource, Inc.	14,991	33,280
C.H. Robinson Worldwide, Inc.	7,700	593,593
*CAI International, Inc.	10,338	196,836
Carlisle Cos., Inc.	35,529	1,339,799
Cascade Corp.	6,677	314,286
*Casella Waste Systems, Inc.	13,436	107,757
Caterpillar, Inc.	31,000	3,007,310
#*CBIZ, Inc.	34,751	241,867
CDI Corp.	10,200	163,812
*CECO Environmental Corp.	7,063	39,200
*Celadon Group, Inc.	12,200	178,730
#*Cenveo, Inc.	18,000	96,840
*Ceradyne, Inc.	16,200	573,966
*Champion Industries, Inc.	700	1,400
*Chart Industries, Inc.	15,214	552,572
Chase Corp.	3,920	60,368
Cintas Corp.	37,900	1,063,474
CIRCOR International, Inc.	8,920	360,279
CLAROC, Inc.	21,810	941,756
#*Clean Harbors, Inc.	10,153	914,176
*Coleman Cable, Inc.	5,021	33,641
*Colfax Corp.	21,189	394,963
*Columbus McKinnon Corp.	9,910	167,182
Comfort Systems USA, Inc.	19,901	253,340
*Command Security Corp.	900	1,692
*Commercial Vehicle Group, Inc.	6,508	105,039
CompX International, Inc.	294	3,998
*Consolidated Graphics, Inc.	6,000	300,300
Con-way, Inc.	27,771	944,769
Cooper Industries P.L.C.	27,848	1,705,968
*Copart, Inc.	24,803	973,518
Corporate Executive Board Co.	6,842	265,880
#*Corrections Corp. of America	57,547	1,427,741
#*CoStar Group, Inc.	10,806	608,162
Courier Corp.	8,171	115,824
Covanta Holding Corp.	79,680	1,348,186
*Covenant Transportation Group, Inc.	5,187	46,527
*CPI Aerostructures, Inc.	3,137	37,299
*CRA International, Inc.	6,409	155,611
Crane Co.	26,413	1,173,001
CSX Corp.	69,804	4,928,162
Cubic Corp.	14,517	707,704
Cummins, Inc.	12,936	1,369,664
Curtiss-Wright Corp.	24,301	843,245
Danaher Corp.	50,038	2,304,750
Deere & Co.	7,500	681,750
*Delta Air Lines, Inc.	133,200	1,554,444
Deluxe Corp.	9,429	230,539
*DigitalGlobe, Inc.	25,148	772,295
*Document Security Systems, Inc.	200	974
*Dollar Thrifty Automotive Group, Inc.	13,100	635,612
Donaldson Co., Inc.	6,100	357,460
Dover Corp.	48,861	3,131,990
Ducommun, Inc.	5,471	120,143
Dun & Bradstreet Corp. (The)	3,256	276,597
*DXP Enterprises, Inc.	7,407	161,324
*Dycom Industries, Inc.	19,100	306,937
*Dynamex, Inc.	5,395	134,282
Dynamic Materials Corp.	7,027	138,783

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Eagle Bulk Shipping, Inc.	32,588	$133,285
Eastern Co.	1,960	37,220
Eaton Corp.	26,790	2,892,248
Ecology & Environment, Inc. Class A	903	13,635
*EMCOR Group, Inc.	38,153	1,155,273
Emerson Electric Co.	36,137	2,127,747
Encore Wire Corp.	15,183	340,782
#*Ener1, Inc.	17,432	67,113
#*Energy Conversion Devices, Inc.	25,926	105,778
*Energy Recovery, Inc.	25,622	87,627
EnergySolutions, Inc.	46,813	277,133
#*EnerNOC, Inc.	8,718	226,842
*EnerSys	25,760	845,443
Ennis, Inc.	14,384	239,206
*EnPro Industries, Inc.	11,094	460,512
Equifax, Inc.	32,900	1,175,188
ESCO Technologies, Inc.	13,528	490,796
Espey Manufacturing & Electronics Corp.	1,611	34,830
*Esterline Technologies Corp.	17,600	1,252,768
#*Excel Maritime Carriers, Ltd.	44,820	203,035
Expeditors International of Washington, Inc.	14,733	746,521
*Exponent, Inc.	7,570	277,970
*Express-1 Expedited Solutions, Inc.	15,100	45,753
#Fastenal Co.	9,842	571,427
Federal Signal Corp.	28,237	196,530
FedEx Corp.	53,923	4,870,325
*Flanders Corp.	11,193	40,854
*Flow International Corp.	25,247	94,676
Flowserve Corp.	8,700	1,087,413
Fluor Corp.	21,570	1,492,428
Forward Air Corp.	12,649	353,034
*Foster Wheeler AG	100	3,681
*Franklin Covey Co.	10,869	85,104
Franklin Electric Co., Inc.	12,475	512,473
Freightcar America, Inc.	7,900	225,308
*Frozen Food Express Industries	2,491	10,064
#*FTI Consulting, Inc.	23,814	868,497
*Fuel Tech, Inc.	12,609	100,998
*Furmanite Corp.	20,331	154,922
G & K Services, Inc. Class A	9,736	305,029
Gardner Denver Machinery, Inc.	25,600	1,846,784
GATX Corp.	29,300	974,225
#*Genco Shipping & Trading, Ltd.	13,300	153,748
*Gencor Industries, Inc.	1,500	11,820
#*GenCorp, Inc.	23,368	119,878
*General Cable Corp.	27,404	1,014,222
General Dynamics Corp.	56,169	4,235,143
General Electric Co.	1,888,111	38,026,556
*Genesee & Wyoming, Inc.	18,478	956,236
*Genpact, Ltd.	3,375	51,064
*GEO Group, Inc. (The)	34,440	818,639
*GeoEye, Inc.	10,922	436,006
*Gibraltar Industries, Inc.	18,000	198,540
Goodrich Corp.	20,400	1,848,648
Gorman-Rupp Co. (The)	9,000	286,020
*GP Strategies Corp.	8,569	84,747
Graco, Inc.	8,200	348,336
*Graftech International, Ltd.	29,880	627,480
Graham Corp.	5,151	119,503
Granite Construction, Inc.	19,582	505,999
Great Lakes Dredge & Dock Corp.	31,085	258,316

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Greenbrier Cos., Inc.	12,863	$304,467
*Griffon Corp.	33,968	395,388
*H&E Equipment Services, Inc.	18,474	214,668
Hardinge, Inc.	4,942	43,242
Harsco Corp.	38,183	1,232,165
*Hawaiian Holdings, Inc.	32,942	243,441
Healthcare Services Group, Inc.	22,983	364,051
Heartland Express, Inc.	39,300	629,782
#HEICO Corp.	6,975	364,723
HEICO Corp. Class A	14,965	571,064
Heidrick & Struggles International, Inc.	8,900	238,431
*Heritage-Crystal Clean, Inc.	1,500	17,415
*Herley Industries, Inc.	7,145	117,392
Herman Miller, Inc.	13,000	313,690
#*Hertz Global Holdings, Inc.	126,584	1,862,051
*Hexcel Corp.	50,628	962,945
*Hill International, Inc.	18,493	120,204
#HNI Corp.	23,255	705,557
#*Hoku Corp.	21,898	54,526
Honeywell International, Inc.	36,424	2,040,108
Horizon Lines, Inc.	28,700	142,065
Houston Wire & Cable Co.	8,741	114,070
*Hub Group, Inc. Class A	18,821	654,594
Hubbell, Inc. Class A	1,849	108,444
Hubbell, Inc. Class B	23,811	1,458,186
*Hudson Highland Group, Inc.	11,679	64,468
*Hurco Cos., Inc.	3,300	83,919
*Huron Consulting Group, Inc.	10,431	267,138
*ICF International, Inc.	9,787	235,916
*Identive Group, Inc.	3,287	8,513
IDEX Corp.	39,435	1,563,992
*IHS, Inc.	7,882	646,009
*II-VI, Inc.	13,604	671,766
Illinois Tool Works, Inc.	34,613	1,851,449
#Ingersoll-Rand P.L.C.	62,700	2,959,440
#*Innerworkings, Inc.	21,876	137,819
*Innotrac Corp.	558	815
*Innovative Solutions & Support, Inc.	12,137	70,395
*Insituform Technologies, Inc.	20,896	574,849
Insteel Industries, Inc.	7,713	88,082
*Integrated Electrical Services, Inc.	2,555	9,632
Interface, Inc. Class A	26,921	437,466
*Interline Brands, Inc.	17,346	368,256
International Shipholding Corp.	2,971	74,453
Intersections, Inc.	8,676	85,545
Iron Mountain, Inc.	53,489	1,304,597
ITT Industries, Inc.	47,955	2,825,509
J.B. Hunt Transport Services, Inc.	9,866	404,506
*Jacobs Engineering Group, Inc.	16,741	859,985
#*JetBlue Airways Corp.	182,640	1,095,840
John Bean Technologies Corp.	6,569	118,570
Joy Global, Inc.	8,039	700,840
*Kadant, Inc.	7,309	154,658
Kaman Corp. Class A	13,700	403,260
*Kansas City Southern	45,300	2,264,094
*KAR Auction Services, Inc.	1,670	24,783
Kaydon Corp.	17,471	676,302
KBR, Inc.	18,687	599,853
*Kelly Services, Inc. Class A	19,065	375,104
Kennametal, Inc.	40,638	1,649,903
*Key Technology, Inc.	1,967	32,613

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Kforce, Inc.	21,855	$390,767
Kimball International, Inc. Class B	14,644	98,627
*Kirby Corp.	28,636	1,338,447
Knight Transportation, Inc.	42,644	812,795
Knoll, Inc.	16,175	270,770
*Korn/Ferry International	26,700	624,780
*Kratos Defense & Security Solutions, Inc.	7,075	99,192
L.S. Starrett Co. Class A	2,270	28,398
L-3 Communications Holdings, Inc.	18,823	1,472,900
*LaBarge, Inc.	11,826	165,091
*Ladish Co., Inc.	10,110	541,289
Landstar System, Inc.	7,900	327,297
Lawson Products, Inc.	4,795	112,059
*Layne Christensen Co.	10,215	322,590
*LB Foster Co. Class A	5,480	217,830
*LECG Corp.	4,129	6,524
Lennox International, Inc.	8,500	417,690
*LGL Group, Inc.	1,209	26,610
Lincoln Electric Holdings, Inc.	18,891	1,279,299
#Lindsay Corp.	6,563	427,120
*LMI Aerospace, Inc.	5,925	110,946
Lockheed Martin Corp.	12,684	1,009,646
LSI Industries, Inc.	16,278	121,108
*Lydall, Inc.	7,962	63,696
*M&F Worldwide Corp.	9,523	229,790
*Magnetek, Inc.	3,799	6,838
#Manitowoc Co., Inc. (The)	69,403	932,082
Manpower, Inc.	19,623	1,267,057
Marten Transport, Ltd.	13,600	289,816
#Masco Corp	96,930	1,291,108
#*MasTec, Inc.	39,900	607,278
*McDermott International, Inc.	8,764	182,116
McGrath Rentcorp	14,069	355,102
*Metalico, Inc.	27,446	152,325
Met-Pro Corp.	11,066	120,066
*MFRI, Inc.	2,769	30,154
*Middleby Corp.	7,900	646,299
Miller Industries, Inc.	5,711	87,150
Mine Safety Appliances Co.	19,400	604,892
*Mistras Group, Inc.	10,837	154,861
#*Mobile Mini, Inc.	19,127	390,956
*Monster Worldwide, Inc.	62,341	1,037,978
*Moog, Inc.	21,948	935,863
*Moog, Inc. Class B	2,246	97,072
MSC Industrial Direct Co., Inc. Class A	7,500	445,725
Mueller Industries, Inc.	20,170	659,559
Mueller Water Products, Inc.	73,272	293,088
Multi-Color Corp.	6,581	109,376
*MYR Group, Inc.	10,690	235,073
NACCO Industries, Inc. Class A	3,600	360,900
National Presto Industries, Inc.	4,391	562,136
National Technical Systems, Inc.	4,506	33,975
*Navigant Consulting, Inc.	24,300	247,617
*Navistar International Corp.	5,452	353,562
*NIVS IntelliMedia Technology Group, Inc.	18,664	38,821
*NN, Inc.	8,327	109,167
#Nordson Corp.	10,550	973,870
Norfolk Southern Corp.	66,369	4,061,119
Northrop Grumman Corp.	52,750	3,655,575
*Northwest Pipe Co.	4,416	96,578
*Ocean Power Technologies, Inc.	4,294	23,359

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Old Dominion Freight Line, Inc.	29,843	$960,049
*Omega Flex, Inc.	3,089	40,126
*On Assignment, Inc.	18,631	147,185
*Orbital Sciences Corp.	30,341	517,617
*Orion Energy Systems, Inc.	8,093	35,205
#*Orion Marine Group, Inc.	8,900	104,308
*Oshkosh Corp.	28,638	1,085,667
*Owens Corning, Inc.	78,413	2,624,483
*P.A.M. Transportation Services, Inc.	3,859	44,533
PACCAR, Inc.	19,500	1,101,555
#*Pacer International, Inc.	17,800	111,250
Pall Corp.	3,003	166,396
Parker Hannifin Corp.	27,279	2,439,015
*Park-Ohio Holdings Corp.	5,516	113,409
*Patrick Industries, Inc.	1,800	3,870
*Patriot Transportation Holding, Inc.	4,416	124,840
Pentair, Inc.	52,184	1,887,495
*PGT, Inc.	16,449	38,491
*Pike Electric Corp.	15,413	127,466
*Pinnacle Airlines Corp.	9,030	65,106
#Pitney Bowes, Inc.	15,800	383,624
#*PMFG, Inc.	6,857	112,318
*Polypore International, Inc.	20,500	987,075
*Powell Industries, Inc.	5,931	224,844
*PowerSecure International, Inc.	9,400	68,808
Precision Castparts Corp.	13,600	1,944,664
Preformed Line Products Co.	2,515	153,692
*PRGX Global, Inc.	11,386	71,049
Primoris Services Corp.	9,282	76,205
Providence & Worcester Railroad Co.	361	6,574
*Quality Distribution, Inc.	7,589	69,743
Quanex Building Products Corp.	19,146	373,156
*Quanta Services, Inc.	40,622	963,960
R. R. Donnelley & Sons Co.	96,341	1,707,163
*RailAmerica, Inc.	11,658	145,375
Raven Industries, Inc.	7,938	374,991
Raytheon Co.	36,700	1,834,633
*RBC Bearings, Inc.	12,047	418,874
*RCM Technologies, Inc.	4,621	21,118
*Real Goods Solar, Inc.	1,125	3,128
Regal-Beloit Corp.	20,160	1,345,478
*Republic Airways Holdings, Inc.	25,947	166,580
Republic Services, Inc.	66,589	2,053,605
Resources Connection, Inc.	24,479	490,559
Robbins & Myers, Inc.	23,321	968,521
#Robert Half International, Inc.	8,504	266,685
Rockwell Automation, Inc.	22,800	1,847,028
Rockwell Collins, Inc.	11,058	709,260
Rollins, Inc.	7,428	141,058
Roper Industries, Inc.	25,388	1,972,394
#*RSC Holdings, Inc.	50,146	599,746
*Rush Enterprises, Inc. Class A	14,350	273,654
*Rush Enterprises, Inc. Class B	1,308	21,477
Ryder System, Inc.	34,100	1,639,528
*Saia, Inc.	8,464	121,120
*Sauer-Danfoss, Inc.	21,100	604,515
Schawk, Inc.	15,296	278,999
*School Specialty, Inc.	8,809	114,957
Seaboard Corp.	346	692,692
Servotronics, Inc.	212	1,834
*SFN Group, Inc.	15,024	145,432

1000

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Shaw Group, Inc.	32,705	$1,235,268
SIFCO Industries, Inc.	1,400	22,694
Simpson Manufacturing Co., Inc.	26,350	783,912
SkyWest, Inc.	43,600	656,180
*SL Industries, Inc.	4,400	81,312
Southwest Airlines Co.	261,437	3,098,028
*Sparton Corp.	4,527	38,661
*Spire Corp.	3,100	15,624
*Spirit Aerosystems Holdings, Inc.	56,589	1,336,632
SPX Corp.	26,545	2,080,597
*Standard Parking Corp.	6,064	109,091
Standard Register Co.	11,598	37,114
Standex International Corp.	7,200	240,120
Steelcase, Inc. Class A	45,400	463,988
#*Stericycle, Inc.	7,200	565,128
*Sterling Construction Co., Inc.	7,800	100,308
Sun Hydraulics, Inc.	7,355	274,194
*SunPower Corp. Class B	15,781	208,309
Superior Uniform Group, Inc.	4,706	49,507
*SYKES Enterprises, Inc.	24,682	480,805
*Sypris Solutions, Inc.	6,991	29,432
TAL International Group, Inc.	16,400	512,172
*Taser International, Inc.	32,160	134,750
*Team, Inc.	10,189	260,431
Technology Research Corp.	1,125	5,951
*Tecumseh Products Co. Class A	6,603	79,764
*Tecumseh Products Co. Class B	732	8,700
*Teledyne Technologies, Inc.	19,356	915,732
Tennant Co.	8,700	350,958
*Terex Corp.	58,803	1,906,981
*Tetra Tech, Inc.	32,560	753,601
Textainer Group Holdings, Ltd.	26,005	806,155
#Textron, Inc.	71,084	1,868,798
*Thomas & Betts Corp.	32,200	1,654,758
Timken Co.	59,100	2,778,882
Titan International, Inc.	18,490	351,310
*Titan Machinery, Inc.	9,001	218,094
Todd Shipyards Corp.	2,413	53,665
Toro Co.	10,400	632,528
#Towers Watson & Co.	8,654	471,903
*Trailer Bridge, Inc.	3,127	11,851
*TransDigm Group, Inc.	14,784	1,145,464
*TRC Cos., Inc.	5,403	19,073
Tredegar Industries, Inc.	12,040	225,268
*Trex Co., Inc.	8,091	188,358
*TriMas Corp.	16,900	321,776
Trinity Industries, Inc.	43,137	1,203,091
Triumph Group, Inc.	12,727	1,222,174
*TrueBlue, Inc.	23,868	407,188
*Tufco Technologies, Inc.	400	1,296
Tutor Perini Corp.	24,928	566,115
Twin Disc, Inc.	8,316	270,852
Tyco International, Ltd.	87,228	3,910,431
*U.S. Home Systems, Inc.	1,540	7,223
*Ultralife Corp.	9,810	67,395
UniFirst Corp.	9,100	507,416
Union Pacific Corp.	90,959	8,607,450
*United Capital Corp.	2,367	65,329
#*United Continental Holdings, Inc.	100,096	2,542,438
United Parcel Service, Inc.	21,474	1,537,968
*United Rentals, Inc.	29,980	798,967

1001

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*United Stationers, Inc.	12,900	$803,412
United Technologies Corp.	44,432	3,612,322
Universal Forest Products, Inc.	9,615	352,870
*Universal Truckload Services, Inc.	8,839	131,701
*UQM Technologies, Inc.	4,600	12,558
*URS Corp.	31,501	1,400,219
*US Airways Group, Inc.	56,940	564,845
US Ecology, Inc.	9,470	159,664
*USA Truck, Inc.	6,887	82,644
#*USG Corp.	47,194	765,487
UTi Worldwide, Inc.	46,470	1,017,693
Valmont Industries, Inc.	11,398	1,059,330
*Versar, Inc.	3,144	10,752
Viad Corp.	11,000	258,830
Vicor Corp.	14,937	220,022
Virco Manufacturing Corp.	2,861	8,726
*Vishay Precision Group, Inc.	9,403	174,426
*Volt Information Sciences, Inc.	9,601	65,959
VSE Corp.	2,300	68,793
#W.W. Grainger, Inc.	5,290	695,476
*Wabash National Corp.	17,000	193,120
Wabtec Corp.	19,933	1,080,369
Waste Connections, Inc.	61,437	1,779,830
Waste Management, Inc.	39,172	1,483,444
#Watsco, Inc. Class A	12,425	779,296
Watsco, Inc. Class B	1,750	110,250
Watts Water Technologies, Inc.	17,197	618,576
*WCA Waste Corp.	7,146	35,158
#Werner Enterprises, Inc.	38,913	959,205
#*WESCO International, Inc.	22,727	1,273,848
*Willdan Group, Inc.	3,100	13,547
*Willis Lease Finance Corp.	3,716	49,088
#Woodward, Inc.	17,716	597,472

Total Industrials		329,239,125

Information Technology — (13.2%)
Accenture P.L.C. Class A	18,101	931,658
*ACI Worldwide, Inc.	15,359	406,860
*Acme Packet, Inc.	22,829	1,227,744
*Acorn Energy, Inc.	5,004	19,916
Activision Blizzard, Inc.	232,687	2,627,036
*Actuate Corp.	32,492	180,331
*Acxiom Corp.	44,709	770,336
*ADDvantage Technologies Group, Inc.	2,391	7,101
*Adept Technology, Inc.	2,563	12,020
*Adobe Systems, Inc.	26,900	889,045
*ADPT Corp.	71,658	209,958
#Adtran, Inc.	25,300	1,040,589
*Advanced Analogic Technologies, Inc.	19,564	77,865
*Advanced Energy Industries, Inc.	21,500	332,068
#*Advanced Micro Devices, Inc.	107,092	838,530
#*Advent Software, Inc.	14,600	431,576
*Aetrium, Inc.	2,711	5,341
*Agilent Technologies, Inc.	24,423	1,021,614
*Agilysys, Inc.	500	2,865
*Akamai Technologies, Inc.	7,223	349,015
#*Alliance Data Systems Corp.	4,550	321,867
Altera Corp.	22,000	826,540
*Amdocs, Ltd.	50,255	1,464,431
American Software, Inc. Class A	13,044	86,351
#*Amkor Technology, Inc.	98,627	802,824

1002

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Amphenol Corp.	9,871	$546,261
*Amtech Systems, Inc.	4,751	121,673
*Anadigics, Inc.	35,398	241,768
Analog Devices, Inc.	15,800	613,514
*Anaren, Inc.	7,799	160,191
*Ancestry.com, Inc.	14,279	508,332
Anixter International, Inc.	17,600	1,113,552
*Ansys, Inc.	15,244	799,548
*AOL, Inc.	55,745	1,311,122
*Apple, Inc.	33,228	11,274,925
Applied Materials, Inc.	119,033	1,867,628
*Applied Micro Circuits Corp.	36,093	355,155
*Ariba, Inc.	42,870	1,204,218
*Arris Group, Inc.	79,642	993,932
*Arrow Electronics, Inc.	50,289	1,900,924
#*Aruba Networks, Inc.	22,400	482,720
*AsiaInfo-Linkage, Inc.	9,900	212,454
*Aspen Technology, Inc.	2,700	38,205
Astro-Med, Inc.	2,946	22,890
*Atheros Communications, Inc.	30,994	1,382,022
*Atmel Corp.	151,613	2,052,840
#*ATMI, Inc.	16,503	339,962
*ATS Corp.	500	1,800
*AuthenTec, Inc.	7,000	21,210
*Autodesk, Inc.	17,600	715,968
Automatic Data Processing, Inc.	21,526	1,031,095
*Aviat Networks, Inc.	31,310	162,499
*Avid Technology, Inc.	20,103	334,715
*Avnet, Inc.	43,200	1,538,784
AVX Corp.	104,796	1,643,201
*Aware, Inc.	4,426	16,598
*Axcelis Technologies, Inc.	55,891	193,942
*AXT, Inc.	16,505	178,749
Bel Fuse, Inc. Class A	1,600	38,496
Bel Fuse, Inc. Class B	5,833	127,218
*Benchmark Electronics, Inc.	43,000	816,570
*BigBand Networks, Inc.	33,658	89,194
Black Box Corp.	13,400	471,546
Blackbaud, Inc.	11,000	289,190
#*Blackboard, Inc.	14,861	577,498
#*Blue Coat Systems, Inc.	19,000	547,390
*BMC Software, Inc.	14,285	681,395
*Bottomline Technologies, Inc.	16,062	368,302
*Brightpoint, Inc.	43,276	392,730
Broadcom Corp.	27,900	1,258,011
Broadridge Financial Solutions, Inc.	27,575	631,192
*BroadVision, Inc.	96	1,150
*Brocade Communications Systems, Inc.	237,192	1,337,763
*Brooks Automation, Inc.	31,104	365,161
*Bsquare Corp.	3,074	27,020
CA, Inc.	40,312	959,426
*Cabot Microelectronics Corp.	12,368	557,920
*CACI International, Inc.	15,948	884,955
*Cadence Design Systems, Inc.	83,795	727,341
*CalAmp Corp.	4,886	15,537
*Callidus Software, Inc.	13,723	85,769
*Cardtronics, Inc.	10,510	179,616
*Cascade Microtech, Inc.	3,846	23,653
Cass Information Systems, Inc.	4,666	169,143
#*Cavium Networks, Inc.	9,900	391,446
*CEVA, Inc.	11,025	266,474

1003

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Checkpoint Systems, Inc.	21,600	$446,472
*China Information Technology, Inc.	26,221	117,995
#*China Security & Surveillance Technology, Inc.	21,586	102,965
*Ciber, Inc.	35,962	163,987
#*Ciena Corp.	29,473	649,290
*Cirrus Logic, Inc.	37,222	782,779
*Cisco Sytems, Inc.	289,961	6,132,675
*Citrix Systems, Inc.	19,400	1,225,692
*Clearfield, Inc.	4,734	22,439
Cognex Corp.	24,800	777,232
*Cognizant Technology Solutions Corp.	11,248	820,542
*Cogo Group, Inc.	20,432	178,984
*Coherent, Inc.	15,397	824,509
Cohu, Inc.	12,672	189,320
*Comarco, Inc.	2,461	837
Communications Systems, Inc.	6,432	96,094
*CommVault Systems, Inc.	10,838	334,786
*Compellent Technologies, Inc.	3,100	85,963
Computer Sciences Corp.	57,400	3,058,846
*Computer Task Group, Inc.	9,289	109,889
*Compuware Corp.	119,755	1,283,774
*comScore, Inc.	13,311	318,932
Comtech Telecommunications Corp.	14,001	392,868
*Comverge, Inc.	8,800	54,560
*Concur Technologies, Inc.	10,629	542,398
*Concurrent Computer Corp.	3,068	15,770
#*Constant Contact, Inc.	3,900	109,161
*Convergys Corp.	64,037	911,887
CoreLogic, Inc.	51,798	1,038,550
Corning, Inc.	279,279	6,202,787
*CPI International, Inc.	7,942	154,075
*Cray, Inc.	17,949	134,169
*Cree, Inc.	19,200	969,408
*CSG Systems International, Inc.	18,740	364,493
#CTC Media, Inc.	600	13,266
CTS Corp.	13,093	148,475
*CyberOptics Corp.	1,680	16,027
*Cymer, Inc.	20,500	996,095
*Cypress Semiconductor Corp.	66,500	1,439,725
Daktronics, Inc.	20,825	317,998
*Datalink Corp.	4,456	28,518
*Dataram Corp.	2,900	6,583
DDi Corp.	10,072	113,461
#*DealerTrack Holdings, Inc.	21,459	424,137
*Dell, Inc.	71,350	938,966
*Deltek, Inc.	14,273	101,481
*DemandTec, Inc.	3,400	40,970
*DG FastChannel, Inc.	13,591	372,529
*Dice Holdings, Inc.	28,908	377,538
Diebold, Inc.	34,492	1,057,525
*Digi International, Inc.	13,159	139,354
*Digimarc Corp.	3,316	99,513
#*Digital River, Inc.	20,746	658,478
*Diodes, Inc.	23,700	610,038
*Dolby Laboratories, Inc.	3,951	235,875
*Dot Hill Systems Corp.	20,089	56,249
*DSP Group, Inc.	11,800	88,382
#DST Systems, Inc.	20,859	992,054
*DTS, Inc.	9,245	414,361
*Dynamics Research Corp.	4,013	54,055
Earthlink, Inc.	56,346	480,631

1004

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*eBay, Inc.	107,912	$3,276,208
#*Ebix, Inc.	15,100	340,505
*Echelon Corp.	18,350	166,985
*EchoStar Corp.	18,600	506,850
*Edgewater Technology, Inc.	2,837	6,610
Electro Rent Corp.	14,817	218,699
*Electro Scientific Industries, Inc.	7,438	123,991
*Electronic Arts, Inc.	87,719	1,367,539
*Electronics for Imaging, Inc.	27,200	407,456
*eLoyalty Corp.	2,980	20,532
*EMC Corp.	178,654	4,446,698
*EMS Technologies, Inc.	7,883	144,495
*Emulex Corp.	46,600	531,706
*EndWave Corp.	1,814	4,136
*Entegris, Inc.	72,956	558,113
*Entorian Technologies, Inc.	114	450
#*Entropic Communications, Inc.	30,050	329,649
*Epicor Software Corp.	33,664	348,759
EPIQ Systems, Inc.	18,626	239,344
*ePlus, Inc.	4,092	105,737
#*Equinix, Inc.	6,534	577,736
*Euronet Worldwide, Inc.	26,815	490,446
*Exar Corp.	22,543	144,726
*ExlService Holdings, Inc.	15,838	301,872
*Extreme Networks	44,500	145,960
*F5 Networks, Inc.	6,360	689,297
FactSet Research Systems, Inc.	4,600	463,680
#Fair Isaac Corp.	25,297	642,038
*Fairchild Semiconductor International, Inc.	67,200	1,196,160
*FalconStor Software, Inc.	19,668	71,296
*Faro Technologies, Inc.	8,530	258,630
*FEI Co.	20,148	549,033
Fidelity National Information Services, Inc.	87,107	2,650,666
#*Finisar Corp.	17,350	577,755
#*First Solar, Inc.	3,000	463,740
*Fiserv, Inc.	42,000	2,594,340
#*FLIR Systems, Inc.	9,887	306,892
*FormFactor, Inc.	28,937	247,411
Forrester Research, Inc.	12,300	438,372
*Frequency Electronics, Inc.	3,436	24,258
*FSI International, Inc.	19,832	82,898
*Gartner Group, Inc.	13,847	490,461
*Gerber Scientific, Inc.	12,021	91,720
*Global Cash Access, Inc.	27,100	82,655
Global Payments, Inc.	6,700	316,508
*Globalscape, Inc.	3,195	6,965
*Globecomm Systems, Inc.	11,484	108,639
*Glu Mobile, Inc.	4,941	15,564
*Google, Inc.	9,447	5,671,601
*GSE Systems, Inc.	3,200	10,432
#*GSI Commerce, Inc.	24,450	563,328
*GSI Technology, Inc.	14,898	137,062
#*GT Solar International, Inc.	37,899	418,594
*GTSI Corp.	605	2,844
*Guidance Software, Inc.	6,777	47,236
*Hackett Group, Inc.	19,612	68,446
*Harmonic, Inc.	59,137	499,116
#Harris Corp.	14,993	697,774
*Hauppauge Digital, Inc.	4,900	12,152
Heartland Payment Systems, Inc.	16,171	255,502
Hewlett-Packard Co.	173,613	7,932,378

1005

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Hittite Microwave Corp.	7,700	$460,306
*HSW International, Inc.	718	2,872
*Hutchinson Technology, Inc.	9,663	31,985
*Hypercom Corp.	26,610	237,893
*I.D. Systems, Inc.	3,786	16,431
*IAC/InterActiveCorp	77,073	2,180,395
*IEC Electronics Corp.	3,400	29,410
iGATE Corp.	21,779	335,397
#*iGo, Inc.	16,383	54,719
#*Imation Corp.	19,726	199,233
Imergent, Inc.	3,338	14,821
*Immersion Corp.	14,180	83,804
*Infinera Corp.	54,269	398,063
#*Informatica Corp.	17,096	793,254
*InfoSpace, Inc.	21,761	178,005
*Ingram Micro, Inc.	90,600	1,788,444
*Innodata Isogen, Inc.	10,723	30,346
*Insight Enterprises, Inc.	34,850	485,112
*Integral Systems, Inc.	9,000	109,710
*Integrated Device Technology, Inc.	90,784	579,202
*Integrated Silicon Solution, Inc.	12,644	131,750
Intel Corp.	485,750	10,424,195
*Intellicheck Mobilisa, Inc.	7,318	9,587
*Interactive Intelligence, Inc.	8,542	279,580
#*InterDigital, Inc.	11,147	536,728
*Intermec, Inc.	31,092	353,205
*Internap Network Services Corp.	27,725	202,115
International Business Machines Corp.	45,323	7,342,326
*International Rectifier Corp.	37,190	1,191,196
●#*Internet Media Services, Inc.	82	—
#Intersil Corp. Class A	65,726	993,777
*Intevac, Inc.	11,478	157,822
*IntriCon Corp.	3,283	13,132
*Intuit, Inc.	18,374	862,292
*Inuvo, Inc.	800	2,400
*INX, Inc.	2,965	21,348
*IPG Photonics Corp.	19,702	682,674
*Iteris, Inc.	4,900	8,575
*Itron, Inc.	19,131	1,109,981
*Ixia	33,193	522,126
*IXYS Corp.	20,163	228,447
#*j2 Global Communications, Inc.	21,227	585,865
Jabil Circuit, Inc.	103,665	2,095,070
Jack Henry & Associates, Inc.	18,340	542,130
*JDA Software Group, Inc.	23,452	707,781
*JDS Uniphase Corp.	94,078	1,596,504
*Juniper Networks, Inc.	42,637	1,582,685
*Kenexa Corp.	11,796	244,649
*KEY Tronic Corp.	4,896	28,740
Keynote Systems, Inc.	7,726	134,664
*KIT Digital, Inc.	11,960	164,809
KLA-Tencor Corp.	44,142	1,945,779
*Knot, Inc. (The)	17,814	197,379
#*Kopin Corp.	34,239	139,010
*Kulicke & Soffa Industries, Inc.	35,600	347,100
*KVH Industries, Inc.	7,775	94,466
#*L-1 Identity Solutions, Inc.	65,800	784,994
*Lam Research Corp.	20,375	1,016,509
*Lattice Semiconductor Corp.	73,848	460,073
#*Lawson Software, Inc.	88,185	828,939
*LeCroy Corp.	4,246	55,410

1006

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Lender Processing Services, Inc.	4,350	$138,069
#*Lexmark International, Inc.	35,287	1,229,399
*Limelight Networks, Inc.	51,886	323,509
#Linear Technology Corp.	19,131	665,567
*Lionbridge Technologies, Inc.	15,432	59,259
*Liquidity Services, Inc.	14,286	203,861
Littlefuse, Inc.	11,700	599,976
*LoJack Corp.	18,650	118,428
*LookSmart, Ltd.	2,271	4,065
*LoopNet, Inc.	18,800	193,076
*Loral Space & Communications, Inc.	9,381	698,603
*LSI Corp.	273,429	1,692,526
*LTX-Credence Corp.	18,818	166,822
*Magma Design Automation, Inc.	15,000	81,450
*Manhattan Associates, Inc.	11,370	335,529
#*ManTech International Corp. Class A	8,526	342,788
Marchex, Inc.	12,591	119,866
*Marvell Technology Group, Ltd.	49,250	936,243
MasterCard, Inc. Class A	3,826	904,887
*Mattson Technology, Inc.	24,700	56,563
Maxim Integrated Products, Inc.	74,070	1,912,487
Maximus, Inc.	11,200	759,920
*Maxwell Technologies, Inc.	7,627	137,286
*McAfee, Inc.	10,800	517,320
*Measurement Specialties, Inc.	7,785	209,728
*MEMC Electronic Materials, Inc.	119,600	1,326,364
*MEMSIC, Inc.	6,534	20,386
*Mentor Graphics Corp.	57,912	737,509
*Mercury Computer Systems, Inc.	12,750	240,720
Mesa Laboratories, Inc.	1,028	29,555
Methode Electronics, Inc.	18,677	220,762
Micrel, Inc.	27,668	370,475
#Microchip Technology, Inc.	13,325	485,963
*Micron Technology, Inc.	183,534	1,934,448
*MICROS Systems, Inc.	30,000	1,372,200
*Microsemi Corp.	41,034	922,855
Microsoft Corp.	282,322	7,827,377
*MicroStrategy, Inc.	2,192	233,141
*Mindspeed Technologies, Inc.	7,900	55,458
*MIPS Technologies, Inc.	18,132	225,199
*MKS Instruments, Inc.	26,710	766,844
Mocon, Inc.	2,500	32,175
*ModusLink Global Solutions, Inc.	22,105	135,504
#Molex, Inc.	28,500	745,275
Molex, Inc. Class A	30,509	663,876
*MoneyGram International, Inc.	27,096	66,927
*Monolithic Power Systems, Inc.	18,084	265,292
*Monotype Imaging Holdings, Inc.	18,519	208,061
*MoSys, Inc.	15,293	88,699
*Motorola Mobility Holdings, Inc.	48,325	1,346,818
*Motorola Solutions, Inc.	55,229	2,141,228
*Move, Inc.	26,655	59,974
MTS Systems Corp.	9,407	351,963
*Multi-Fineline Electronix, Inc.	14,500	419,050
*Nanometrics, Inc.	11,857	202,992
*NAPCO Security Technologies, Inc.	200	376
National Instruments Corp.	16,900	715,039
National Semiconductor Corp.	18,500	280,460
*NCI, Inc. Class A	4,234	88,914
*NCR Corp.	41,891	687,012
*NetApp, Inc.	13,500	738,855

1007

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*NETGEAR, Inc.	19,112	$662,326
*NetList, Inc.	8,924	19,097
*NetLogic Microsystems, Inc.	16,936	590,389
*NetScout Systems, Inc.	21,229	486,569
#*NetSuite, Inc.	9,300	250,449
*Network Equipment Technologies, Inc.	15,350	75,829
*NeuStar, Inc.	11,555	310,021
*Newport Corp.	19,800	347,490
NIC, Inc.	13,273	135,783
*Novatel Wireless, Inc.	16,700	120,407
*Novell, Inc.	203,700	1,226,274
*Novellus Systems, Inc.	57,900	2,088,453
#*Nuance Communications, Inc.	78,476	1,595,417
*NumereX Corp. Class A	4,306	39,787
*Nvidia Corp.	90,900	2,174,328
*Occam Networks, Inc.	11,654	99,642
*Oclaro, Inc.	16,356	227,021
*OmniVision Technologies, Inc.	28,000	723,240
*ON Semiconductor Corp.	60,546	669,033
*Online Resources Corp.	15,108	101,526
#*Onvia, Inc.	521	2,272
*Openwave Systems, Inc.	43,876	89,068
*Oplink Communications, Inc.	10,300	255,234
OPNET Technologies, Inc.	11,488	328,442
*Opnext, Inc.	104	193
Optical Cable Corp.	1,689	10,303
Oracle Corp.	196,650	6,298,700
*Orbcomm, Inc.	17,513	52,364
*OSI Systems, Inc.	10,074	382,711
*PAR Technology Corp.	6,558	39,610
*Parametric Technology Corp.	41,328	918,721
Park Electrochemical Corp.	10,777	328,267
Paychex, Inc.	12,800	409,600
*PC Connection, Inc.	13,431	118,864
*PC Mall, Inc.	5,632	39,424
*PC-Tel, Inc.	10,151	73,595
*PDF Solutions, Inc.	14,305	82,826
#Pegasystems, Inc.	14,639	500,361
*Perceptron, Inc.	2,839	15,245
*Perficient, Inc.	16,975	198,438
*Performance Technologies, Inc.	2,917	5,017
*Pericom Semiconductor Corp.	13,125	131,644
*Pervasive Software, Inc.	6,955	38,531
*Photronics, Inc.	28,057	184,896
*Pixelworks, Inc.	5,514	18,527
*Planar Systems, Inc.	7,628	19,680
Plantronics, Inc.	24,000	849,600
*Plexus Corp.	21,420	579,197
#*PLX Technology, Inc.	17,300	55,620
*PMC - Sierra, Inc.	123,649	966,935
*Polycom, Inc.	43,600	1,911,860
#Power Integrations, Inc.	12,260	452,762
#*Power-One, Inc.	44,357	474,620
*Presstek, Inc.	16,727	34,959
*Progress Software Corp.	33,822	968,662
*PROS Holdings, Inc.	9,767	97,475
Pulse Electronics Corp.	17,800	90,958
*QAD, Inc. Class A	5,561	47,713
*QAD, Inc. Class B	1,390	12,260
*QLogic Corp.	19,100	340,171
QUALCOMM, Inc.	80,279	4,345,502

1008

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Qualstar Corp.	500	$965
*Quantum Corp.	78,601	211,437
*Quest Software, Inc.	44,300	1,143,826
*QuickLogic Corp.	7,920	45,857
#*Rackspace Hosting, Inc.	702	23,524
*Radiant Systems, Inc.	20,273	369,982
*RadiSys Corp.	12,264	103,753
#*Rambus, Inc.	16,000	327,840
*Ramtron International Corp.	14,532	39,091
*RealNetworks, Inc.	82,000	308,320
*Red Hat, Inc.	14,800	611,536
*Reis, Inc.	6,463	44,272
*Relm Wireless Corp.	5,100	9,690
Renaissance Learning, Inc.	8,783	93,188
*RF Micro Devices, Inc.	125,372	842,500
Richardson Electronics, Ltd.	7,843	101,488
*RightNow Technologies, Inc.	6,035	156,488
*Rimage Corp.	5,808	82,648
#*Riverbed Technology, Inc.	47,200	1,693,064
*Rofin-Sinar Technologies, Inc.	16,100	629,510
*Rogers Corp.	9,528	407,608
#*Rosetta Stone, Inc.	3,167	59,571
#*Rovi Corp.	47,006	2,903,091
#*Rubicon Technology, Inc.	11,579	208,538
*Rudolph Technologies, Inc.	16,104	162,006
*S1 Corp.	41,070	264,491
*Saba Software, Inc.	14,282	92,976
*SAIC, Inc.	48,995	811,847
*Salesforce.com, Inc.	9,455	1,221,019
*Sandisk Corp.	41,300	1,873,781
*Sanmina-SCI Corp.	40,884	614,487
Sapient Corp.	60,300	720,585
*SAVVIS, Inc.	23,662	728,080
*ScanSource, Inc.	13,749	497,851
*Scientific Learning Corp.	3,010	10,084
*SeaChange International, Inc.	16,030	132,728
*Seagate Technology	35,797	501,158
*Semtech Corp.	31,365	684,855
*ShoreTel, Inc.	22,754	172,475
*Sigma Designs, Inc.	16,134	224,747
#*Silicon Graphics International Corp.	16,400	162,688
*Silicon Image, Inc.	40,167	275,546
#*Silicon Laboratories, Inc.	16,200	720,576
*Skyworks Solutions, Inc.	94,195	2,992,575
*Smart Modular Technologies (WWH), Inc.	31,136	210,479
*Smith Micro Software, Inc.	18,086	228,245
*SolarWinds, Inc.	134	2,533
Solera Holdings, Inc.	5,888	308,119
*Sonic Solutions, Inc.	22,098	322,299
*Sonus Networks, Inc.	141,201	388,303
#*Soundbite Communications, Inc.	700	1,988
*Sourcefire, Inc.	12,100	297,781
*Spansion, Inc. Class A	30,499	606,320
*Spark Networks, Inc.	3,744	11,344
*Spectrum Control, Inc.	6,057	80,316
*SRA International, Inc.	23,080	615,774
*SRS Labs, Inc.	8,071	81,759
Stamps.com, Inc.	7,200	91,584
*Standard Microsystems Corp.	12,044	289,658
*StarTek, Inc.	6,300	34,650
#*STEC, Inc.	26,560	544,214

1009

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CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Stratasys, Inc.	10,200	$336,906
*Stream Global Services, Inc.	334	1,209
*SuccessFactors, Inc.	22,800	663,936
#*SunPower Corp. Class A	17,725	238,224
*Super Micro Computer, Inc.	15,523	218,486
*Supertex, Inc.	6,800	155,788
*Support.com, Inc.	23,310	129,137
Sycamore Networks, Inc.	17,722	369,681
*Symantec Corp.	77,226	1,359,950
*Symmetricom, Inc.	22,138	137,477
#*Synaptics, Inc.	14,450	411,247
*Synchronoss Technologies, Inc.	14,600	415,516
*SYNNEX Corp.	18,868	630,003
*Synopsys, Inc.	42,119	1,142,688
Syntel, Inc.	6,037	336,683
*Take-Two Interactive Software, Inc.	45,119	562,860
*Taleo Corp.	17,500	515,550
*Tech Data Corp.	28,563	1,339,890
*TechTarget, Inc.	20,950	153,982
*Tekelec	34,000	390,150
*TeleCommunication Systems, Inc.	23,398	95,698
*TeleTech Holdings, Inc.	31,554	675,571
Tellabs, Inc.	234,313	1,241,859
Telular Corp.	6,450	45,344
*Teradata Corp.	22,000	945,780
#*Teradyne, Inc.	82,000	1,367,760
#*Terremark Worldwide, Inc.	21,186	401,263
Tessco Technologies, Inc.	4,950	57,024
*Tessera Technologies, Inc.	26,827	464,644
#Texas Instruments, Inc.	60,889	2,064,746
TheStreet.com, Inc.	13,138	40,071
*THQ, Inc.	35,545	206,516
*TIBCO Software, Inc.	83,612	1,837,792
*Tier Technologies, Inc.	7,405	42,875
#*TiVo, Inc.	24,756	239,391
*TNS, Inc.	10,587	187,178
*Tollgrade Communications, Inc.	5,681	52,720
Total System Services, Inc.	76,410	1,330,298
*Transact Technologies, Inc.	4,100	38,909
#*Travelzoo, Inc.	4,098	192,606
*Trident Microsystems, Inc.	53,933	80,360
#*Trimble Navigation, Ltd.	41,240	1,900,339
*Triquint Semiconductor, Inc.	81,166	1,068,145
*TTM Technologies, Inc.	41,868	665,701
Tyco Electronics, Ltd.	57,625	2,087,754
#*Tyler Technologies, Inc.	18,173	377,090
#*Ultimate Software Group, Inc.	3,200	155,520
*Ultra Clean Holdings, Inc.	11,019	137,738
*Ultratech, Inc.	13,241	298,386
*Unisys Corp.	10,740	304,264
United Online, Inc.	42,142	297,944
*Universal Display Corp.	11,500	389,160
*UTStarcom, Inc.	38,018	79,838
#*ValueClick, Inc.	41,919	587,285
*Varian Semiconductor Equipment Associates, Inc.	11,100	493,395
#*Veeco Instruments, Inc.	17,200	744,072
*VeriFone Systems, Inc.	28,600	1,142,284
VeriSign, Inc.	14,100	474,465
#*Viasat, Inc.	21,976	953,649
*Viasystems Group, Inc.	1,518	30,709
*Vicon Industries, Inc.	916	4,397

1010

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CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Video Display Corp.	3,247	$12,339
#Virnetx Holding Corp.	13,988	176,249
*Virtusa Corp.	21,489	345,973
#Visa, Inc.	33,044	2,308,123
*Vishay Intertechnology, Inc.	131,644	2,172,126
*VistaPrint NV	10,495	531,467
#*VMware, Inc. Class A	3,400	290,768
*Vocus, Inc.	8,500	220,405
#*Volterra Semiconductor Corp.	7,200	178,920
Wayside Technology Group, Inc.	1,735	20,994
*Web.com Group, Inc.	14,041	131,985
*Websense, Inc.	12,900	247,164
*Westell Technologies, Inc.	27,248	84,469
*Western Digital Corp.	57,997	1,973,058
Western Union Co. (The)	25,469	516,511
*WPCS International, Inc.	500	1,335
*Wright Express Corp.	16,400	776,048
Xerox Corp.	250,735	2,662,806
#Xilinx, Inc.	19,500	627,900
*X-Rite, Inc.	39,818	177,588
*Yahoo!, Inc.	260,720	4,202,806
*Zebra Technologies Corp. Class A	26,900	1,046,410
*Zix Corp.	6,582	29,619
*Zoran Corp.	29,100	276,159
*Zygo Corp.	8,587	93,427

Total Information Technology		341,450,396

Materials — (4.9%)
A. Schulman, Inc.	16,647	355,413
*A.M. Castle & Co.	11,857	186,036
*AEP Industries, Inc.	3,078	85,230
Air Products & Chemicals, Inc.	10,195	889,514
Airgas, Inc.	13,887	870,298
#AK Steel Holding Corp.	58,975	937,703
Albemarle Corp.	14,250	800,280
Alcoa, Inc.	184,656	3,059,750
Allegheny Technologies, Inc.	25,754	1,678,903
AMCOL International Corp.	16,670	498,766
*American Pacific Corp.	2,438	14,969
American Vanguard Corp.	12,869	106,684
AptarGroup, Inc.	29,699	1,427,334
*Arabian American Development Co.	5,289	23,801
Arch Chemicals, Inc.	13,700	496,488
Ashland, Inc.	35,427	2,056,892
Balchem Corp.	10,296	346,477
Ball Corp.	14,200	1,010,046
Bemis Co., Inc.	58,082	1,890,569
#Boise, Inc.	44,275	398,032
*Brush Engineered Materials, Inc.	10,700	374,286
Buckeye Technologies, Inc.	21,180	532,889
Cabot Corp.	45,400	1,963,550
*Calgon Carbon Corp.	29,366	418,759
*Capital Gold Corp.	24,480	117,259
Carpenter Technology Corp.	22,001	905,341
Celanese Corp. Class A	7,991	331,547
*Century Aluminum Co.	49,767	740,035
CF Industries Holdings, Inc.	5,419	731,782
*Clearwater Paper Corp.	6,306	498,678
Cliffs Natural Resources, Inc.	28,890	2,468,939
*Coeur d’Alene Mines Corp.	47,675	1,114,642
Commercial Metals Co.	60,471	1,011,075

1011

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CONTINUED

	Shares	Value†
Materials — (Continued)
#Compass Minerals International, Inc.	3,700	$339,919
*Contango ORE, Inc.	780	7,410
*Core Molding Technologies, Inc.	1,000	6,140
*Crown Holdings, Inc.	12,300	410,328
Cytec Industries, Inc.	26,041	1,420,276
Deltic Timber Corp.	6,277	376,557
Domtar Corp.	22,871	2,011,047
Dow Chemical Co. (The)	187,438	6,650,300
E.I. du Pont de Nemours & Co.	39,193	1,986,301
Eagle Materials, Inc.	22,607	655,603
Eastman Chemical Co.	18,555	1,723,017
Ecolab, Inc.	8,652	429,918
*Ferro Corp.	45,600	703,152
#*Flotek Industries, Inc.	2,744	19,318
FMC Corp.	10,200	775,812
Freeport-McMoRan Copper & Gold, Inc. Class B	23,234	2,526,698
Friedman Industries, Inc.	5,121	44,348
*General Moly, Inc.	36,694	186,772
*General Steel Holdings, Inc.	800	2,048
*Georgia Gulf Corp.	17,684	470,925
Globe Specialty Metals, Inc.	38,148	700,397
#*Golden Minerals, Co.	7,727	151,449
*Graphic Packaging Holding Co.	162,055	769,761
Greif, Inc. Class A	14,500	914,225
#Greif, Inc. Class B	8,566	517,815
H.B. Fuller Co.	26,088	594,546
Hawkins, Inc.	6,287	246,890
Haynes International, Inc.	6,494	316,388
*Headwaters, Inc.	31,926	167,931
#*Hecla Mining Co.	126,800	1,141,200
*Horsehead Holding Corp.	22,530	286,356
Huntsman Corp.	124,822	2,173,151
Innophos Holdings, Inc.	11,497	381,355
*Innospec, Inc.	12,660	254,719
International Flavors & Fragrances, Inc.	8,200	467,810
International Paper Co.	135,000	3,898,800
#*Intrepid Potash, Inc.	5,417	195,770
Kaiser Aluminum Corp.	10,065	480,201
*KapStone Paper & Packaging Corp.	24,400	415,532
KMG Chemicals, Inc.	5,853	99,677
Koppers Holdings, Inc.	4,043	155,575
*Kraton Performance Polymers, Inc.	7,381	231,690
Kronos Worldwide, Inc.	15,791	692,120
*Landec Corp.	13,827	86,557
#Limoneira Co.	1,583	35,618
*Louisiana-Pacific Corp.	70,759	710,420
*LSB Industries, Inc.	11,168	336,380
Lubrizol Corp.	10,900	1,171,314
#Martin Marietta Materials, Inc.	8,510	710,585
MeadWestavco Corp.	98,891	2,831,249
*Mercer International, Inc.	20,271	173,317
Minerals Technologies, Inc.	9,850	620,747
*Mines Management, Inc.	9,349	28,421
Monsanto Co.	18,755	1,376,242
Mosaic Co. (The)	18,795	1,523,147
Myers Industries, Inc.	22,535	205,970
Nalco Holding Co.	23,466	714,774
Neenah Paper, Inc.	7,700	148,302
NewMarket Corp.	6,400	811,904
Newmont Mining Corp.	44,983	2,477,214
NL Industries, Inc.	24,731	330,159

1012

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CONTINUED

	Shares	Value†
Materials — (Continued)
*Northern Technologies International Corp.	929	$14,028
#Nucor Corp.	57,035	2,618,477
Olin Corp.	42,389	825,314
Olympic Steel, Inc.	5,153	141,038
*OM Group, Inc.	16,500	596,970
*Omnova Solutions, Inc.	17,071	120,009
*Owens-Illinois, Inc.	4,866	143,498
P.H. Glatfelter Co.	25,885	311,397
Packaging Corp. of America	45,852	1,295,319
*Penford Corp.	8,931	52,782
*PolyOne Corp.	48,700	640,405
PPG Industries, Inc.	16,292	1,373,090
#Praxair, Inc.	11,741	1,092,383
Quaker Chemical Corp.	6,034	231,585
Reliance Steel & Aluminum Co.	34,258	1,791,351
#Rock-Tenn Co. Class A	17,926	1,196,560
*Rockwood Holdings, Inc.	35,914	1,457,749
*Royal Gold, Inc.	27,100	1,257,440
RPM International, Inc.	64,800	1,518,264
*RTI International Metals, Inc.	15,712	453,920
Schnitzer Steel Industries, Inc. Class A	12,434	767,178
Schweitzer-Maudoit International, Inc.	9,666	579,573
Scotts Miracle-Gro Co. Class A (The)	11,100	573,537
Sealed Air Corp.	37,320	996,071
*Senomyx, Inc.	14,811	88,125
Sensient Technologies Corp.	27,300	925,743
Sherwin-Williams Co.	8,800	745,624
Sigma-Aldrich Corp.	9,500	604,675
Silgan Holdings, Inc.	14,600	545,018
*Solitario Exploration & Royalty Corp.	188	658
*Solutia, Inc.	58,785	1,376,745
#Sonoco Products Co.	42,327	1,504,725
Southern Copper Corp.	30,511	1,367,503
*Spartech Corp.	16,348	136,506
Steel Dynamics, Inc.	43,865	798,343
Stepan Co.	5,246	380,440
*Stillwater Mining Co.	44,400	962,592
Synalloy Corp.	4,403	53,056
Temple-Inland, Inc.	57,802	1,386,670
#Texas Industries, Inc.	14,697	583,912
*Titanium Metals Corp.	87,113	1,642,080
*U.S. Gold Corp.	59,400	380,160
*United States Lime & Minerals, Inc.	3,102	123,398
#United States Steel Corp.	30,021	1,731,311
*Universal Stainless & Alloy Products, Inc.	3,610	115,520
Valhi, Inc.	6,100	125,904
Valspar Corp.	55,470	2,072,914
*Verso Paper Corp.	1,800	8,406
#Vulcan Materials Co.	15,090	642,230
#Walter Energy, Inc.	4,202	547,395
Wausau Paper Corp.	24,816	212,673
Westlake Chemical Corp.	44,498	1,722,963
#Weyerhaeuser Co.	174,430	4,043,287
Worthington Industries, Inc.	42,400	805,600
*WR Grace & Co.	19,600	695,604
Zep, Inc.	11,619	209,955
*Zoltek Cos., Inc.	17,521	195,885

Total Materials		125,417,092

Other — (0.0%)
●*Avigen, Inc. Escrow Shares	370	—

1013

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CONTINUED

	Shares	Value†
Other — (Continued)
*GAMCO Investors, Inc. Debentures	113	$5,026
●*Student Loan Corp. Escrow Shares	5,476	13,690

Total Other		18,716

Real Estate Investment Trusts — (0.0%)
Sabra Healthcare REIT, Inc.	12,035	223,971
*Transcontinental Realty Investors, Inc.	860	4,300

Total Real Estate Investment Trusts		228,271

Telecommunication Services — (2.7%)
AboveNet, Inc.	13,850	824,906
Alaska Communications Systems Group, Inc.	16,704	153,677
*American Tower Corp.	15,155	770,783
*Arbinet Corp.	1,082	10,171
AT&T, Inc.	1,063,858	29,277,372
Atlantic Tele-Network, Inc.	7,898	294,990
*Cbeyond, Inc.	16,433	240,743
CenturyLink, Inc.	54,597	2,360,774
*Cincinnati Bell, Inc.	63,900	182,115
*Cogent Communications Group, Inc.	20,327	277,260
Consolidated Communications Holdings, Inc.	14,811	262,895
*Crown Castle International Corp.	13,970	589,115
*FiberTower Corp.	25,058	92,715
Frontier Communications Corp.	268,584	2,462,915
*General Communications, Inc. Class A	30,061	364,039
#*Global Crossing, Ltd.	19,374	258,255
HickoryTech Corp.	7,368	74,343
*Hughes Communications, Inc.	10,835	661,152
IDT Corp. Class B	9,241	212,820
*Iridium Communications, Inc.	36,226	278,216
*Leap Wireless International, Inc.	37,607	525,746
*MetroPCS Communications, Inc.	70,315	909,173
*Neutral Tandem, Inc.	12,483	188,743
*NII Holdings, Inc.	45,361	1,904,255
NTELOS Holdings Corp.	18,185	366,610
*PAETEC Holding Corp.	74,776	295,365
*Premiere Global Services, Inc.	32,566	202,886
Qwest Communications International, Inc.	56,598	403,544
#*SBA Communications Corp.	17,210	702,168
Shenandoah Telecommunications Co.	12,066	201,864
*Sprint Nextel Corp.	509,988	2,305,146
*SureWest Communications	7,920	86,803
Telephone & Data Systems, Inc.	26,869	960,567
Telephone & Data Systems, Inc. Special Shares	24,149	744,272
#*tw telecom, Inc.	35,386	606,870
*United States Cellular Corp.	16,900	823,706
USA Mobility, Inc.	12,649	216,045
Verizon Communications, Inc.	512,314	18,248,625
Warwick Valley Telephone Co.	2,437	36,019
Windstream Corp.	71,661	917,977
*Xeta Corp.	3,639	12,373

Total Telecommunication Services		70,308,013

Utilities — (2.2%)
*AES Corp.	268,558	3,330,119
AGL Resources, Inc.	15,250	559,675
Allegheny Energy, Inc.	10,318	265,998
ALLETE, Inc.	12,600	465,066
Alliant Energy Corp.	9,300	345,588
Ameren Corp.	19,700	558,889

1014

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
American Electric Power Co., Inc.	22,400	$799,232
American States Water Co.	6,401	217,634
American Water Works Co., Inc.	2,800	71,400
#Aqua America, Inc.	31,700	732,904
Artesian Resources Corp.	2,277	43,309
Atmos Energy Corp.	19,903	648,838
Avista Corp.	20,800	471,120
#Black Hills Corp.	13,800	427,938
#*Cadiz, Inc.	2,488	29,383
California Water Service Group	10,221	373,067
*Calpine Corp.	123,828	1,767,026
CenterPoint Energy, Inc.	36,646	591,833
Central Vermont Public Service Corp.	6,462	138,739
CH Energy Group, Inc.	8,000	388,880
Chesapeake Utilities Corp.	3,494	136,615
Cleco Corp.	20,700	647,082
#CMS Energy Corp.	35,800	698,100
Connecticut Water Services, Inc.	4,027	98,541
Consolidated Edison, Inc.	13,932	695,346
Consolidated Water Co., Ltd.	1,128	12,340
Constellation Energy Group, Inc.	5,733	184,889
Delta Natural Gas Co., Inc.	963	31,394
Dominion Resources, Inc.	27,161	1,182,590
DPL, Inc.	11,800	308,924
DTE Energy Co.	15,100	698,526
#Duke Energy Corp.	61,094	1,092,361
Edison International, Inc.	15,800	573,224
*El Paso Electric Co.	15,400	415,030
Empire District Electric Co.	14,350	308,812
Energen Corp.	11,296	631,446
#Entergy Corp.	8,980	648,087
EQT Corp.	11,413	549,992
Exelon Corp.	30,552	1,298,766
#FirstEnergy Corp.	14,177	554,604
Gas Natural, Inc.	1,456	15,696
*GenOn Energy, Inc.	428,342	1,773,336
#Great Plains Energy, Inc.	30,094	592,250
#Hawaiian Electric Industries, Inc.	20,415	508,334
IDACORP, Inc.	13,787	515,220
Integrys Energy Group, Inc.	10,721	510,212
ITC Holdings Corp.	11,050	725,985
Laclede Group, Inc.	7,812	296,856
MDU Resources Group, Inc.	20,055	425,768
MGE Energy, Inc.	8,580	349,206
Middlesex Water Co.	7,847	139,520
National Fuel Gas Co.	6,267	428,287
New Jersey Resources Corp.	14,435	605,693
NextEra Energy, Inc.	18,600	994,356
Nicor, Inc.	10,400	524,888
NiSource, Inc.	21,400	398,468
Northeast Utilities, Inc.	14,500	477,340
Northwest Natural Gas Co.	9,900	441,144
NorthWestern Corp.	13,309	375,846
*NRG Energy, Inc.	82,726	1,716,564
NSTAR	10,200	442,476
NV Energy, Inc.	48,235	693,137
OGE Energy Corp.	15,100	692,939
Oneok, Inc.	8,513	501,331
Ormat Technologies, Inc.	23,192	713,386
Otter Tail Corp.	13,439	304,662
Pennichuck Corp.	2,277	63,984

1015

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
#Pepco Holdings, Inc.	18,800	$349,116
PG&E Corp.	18,348	849,145
#Piedmont Natural Gas Co.	16,391	459,931
Pinnacle West Capital Corp.	9,300	378,603
PNM Resources, Inc.	30,186	393,324
Portland General Electric Co.	26,789	598,466
#PPL Corp.	22,417	578,134
#Progress Energy, Inc.	13,655	613,383
Public Service Enterprise Group, Inc.	88,011	2,854,197
Questar Corp.	79,501	1,385,702
RGC Resources, Inc.	289	9,170
SCANA Corp.	10,900	460,743
Sempra Energy	10,780	561,315
SJW Corp.	10,531	257,378
South Jersey Industries, Inc.	10,873	568,006
Southern Co.	38,922	1,464,246
Southwest Gas Corp.	16,387	610,252
TECO Energy, Inc.	34,639	637,704
UGI Corp.	21,960	688,446
UIL Holdings Corp.	17,736	535,450
Unisource Energy Corp.	12,823	459,192
Unitil Corp.	5,306	116,732
Vectren Corp.	17,987	476,476
#Westar Energy, Inc.	25,055	638,902
WGL Holdings, Inc.	16,740	603,644
Wisconsin Energy Corp.	9,000	542,610
Xcel Energy, Inc.	22,001	518,564
York Water Co.	4,436	74,835

Total Utilities		55,903,857

TOTAL COMMON STOCKS		2,347,873,885

RIGHTS/WARRANTS — (0.0%)
*American International Group, Inc. Warrants 01/19/21	—	—
*Celgene Corp. Contingent Value Rights	10,033	23,778
●*Emergent Biosolutions, Inc. Contingent Value Rights	3,700	—

TOTAL RIGHTS/WARRANTS		23,778

TEMPORARY CASH INVESTMENTS — (0.4%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	9,108,127	9,108,127

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.9%)
§@DFA Short Term Investment Fund	229,365,991	229,365,991
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $2,465,542 FNMA 5.753%, 11/01/37 & 3.904%, 03/01/40, valued at $1,403,729) tobe repurchased at $1,362,852	$1,363	1,362,844

TOTAL SECURITIES LENDING COLLATERAL		230,728,835

TOTAL INVESTMENTS — (100.0%) (Cost $2,037,532,060)##		$2,587,734,625

1016

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$337,341,223	—	—	$337,341,223
Consumer Staples	140,446,264	—	—	140,446,264
Energy	271,669,951	—	—	271,669,951
Financials	443,090,653	—	—	443,090,653
Health Care	232,735,891	$24,433	—	232,760,324
Industrials	329,239,125	—	—	329,239,125
Information Technology	341,450,396	—	—	341,450,396
Materials	125,417,092	—	—	125,417,092
Other	5,026	13,690	—	18,716
Real Estate Investment Trusts	228,271	—	—	228,271
Telecommunication Services	70,308,013	—	—	70,308,013
Utilities	55,903,857	—	—	55,903,857
Rights/Warrants	23,778	—	—	23,778
Temporary Cash Investments	9,108,127	—	—	9,108,127
Securities Lending Collateral	—	230,728,835	—	230,728,835

TOTAL	$2,356,967,667	$230,766,958	—	$2,587,734,625

See accompanying Notes to Schedules of Investments.

1017

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value††
COMMON STOCKS — (94.4%)
AUSTRALIA — (5.6%)
Alumina, Ltd.	918,124	$2,200,177
Alumina, Ltd. Sponsored ADR	39,590	381,252
Amcor, Ltd.	714,496	4,909,587
*Asciano Group, Ltd.	1,670,139	2,684,319
Bank of Queensland, Ltd.	99,559	982,659
Bendigo Bank, Ltd.	199,323	1,947,699
BlueScope Steel, Ltd.	1,393,066	2,966,265
Boral, Ltd.	522,763	2,512,745
Caltex Australia, Ltd.	144,422	1,937,331
Crown, Ltd.	286,126	2,456,584
CSR, Ltd.	1,098,993	1,765,532
Downer EDI, Ltd.	47,685	183,412
#Fairfax Media, Ltd.	1,531,902	2,063,873
Goodman Fielder, Ltd.	685,069	861,304
Harvey Norman Holdings, Ltd.	367,736	1,105,267
Incitec Pivot, Ltd.	906,667	3,904,446
Insurance Australia Group, Ltd.	488,349	1,862,590
Lend Lease Group NL	29,317	258,540
Macquarie Group, Ltd.	207,288	8,432,863
National Australia Bank, Ltd.	15,884	391,933
New Hope Corp., Ltd.	85,422	417,313
OneSteel, Ltd.	966,365	2,634,380
Origin Energy, Ltd.	635,090	10,416,353
OZ Minerals, Ltd.	1,529,990	2,500,432
Primary Health Care, Ltd.	97,680	360,159
*Qantas Airways, Ltd.	876,752	2,104,691
Santos, Ltd.	673,830	9,099,485
Seven Group Holdings, Ltd.	2,831	25,458
Sims Metal Management, Ltd.	31,267	604,063
Sims Metal Management, Ltd. Sponsored ADR	7,228	139,067
Sonic Healthcare, Ltd.	151,578	1,803,740
Suncorp Group, Ltd.	923,774	7,960,177
TABCORP Holdings, Ltd.	503,797	3,499,938
Tatts Group, Ltd.	866,410	2,143,341
Toll Holdings, Ltd.	411,554	2,416,697
Washington H. Soul Pattinson & Co., Ltd.	47,047	581,551
Wesfarmers, Ltd.	885,086	30,122,268

TOTAL AUSTRALIA		120,637,491

AUSTRIA — (0.2%)
Erste Group Bank AG	72,324	3,613,487
OMV AG	23,404	1,036,965
#Raiffeisen Bank International AG	11,688	687,179

TOTAL AUSTRIA		5,337,631

BELGIUM — (1.0%)
*Ageas SA	1,130,207	3,202,449
Delhaize Group SA	55,030	4,330,639
Delhaize Group SA Sponsored ADR	10,600	841,640
*Dexia SA	94,974	396,747
*KBC Groep NV	48,621	1,946,406
Solvay SA	59,233	6,188,181
UCB SA	99,152	3,548,024

TOTAL BELGIUM		20,454,086

CANADA — (11.0%)
Astral Media, Inc. Class A	22,250	889,467
#BCE, Inc.	165,392	6,007,197

1018

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Bell Aliant, Inc.	4,334	$116,860
Canadian Pacific Railway, Ltd.	72,373	4,854,740
Canadian Tire Corp. Class A	62,053	3,860,690
Canadian Utilities, Ltd. Class A	20,713	1,100,653
*CGI Group, Inc.	32,561	626,279
Empire Co., Ltd. Class A	19,858	1,034,199
Encana Corp.	494,397	15,932,682
Ensign Energy Services, Inc.	47,000	760,843
Fairfax Financial Holdings, Ltd.	13,300	5,073,750
*Genworth MI Canada, Inc.	6,396	168,307
George Weston, Ltd.	38,500	2,725,585
Goldcorp, Inc.	236,291	9,483,732
Husky Energy, Inc.	174,437	4,703,449
Industrial Alliance Insurance & Financial Services, Inc.	43,200	1,585,460
#Inmet Mining Corp.	32,600	2,430,309
*Kinross Gold Corp.	91,487	1,520,291
Loblaw Cos., Ltd.	71,387	2,789,607
#*Lundin Mining Corp.	125,246	896,803
Magna International, Inc.	141,738	8,276,248
Manitoba Telecom Services, Inc.	8,700	268,207
#Manulife Financial Corp.	609,276	10,617,533
Metro, Inc. Class A	17,000	734,259
National Bank of Canada	64	4,462
*New Gold, Inc.	164,236	1,315,397
Nexen, Inc.	290,985	7,308,406
*Pengrowth Energy Corp.	22,338	281,525
PetroBakken Energy, Ltd.	200	4,282
*Quadra FNX Mining, Ltd.	21,949	295,912
Sears Canada, Inc.	14,197	277,461
*Sino-Forest Corp.	129,405	2,814,641
#Sun Life Financial, Inc.	494,520	15,561,317
Suncor Energy, Inc.	975,599	40,393,803
Talisman Energy, Inc.	665,333	15,242,162
Teck Resources, Ltd. Class A	541	32,956
Teck Resources, Ltd. Class B	321,554	19,475,958
Telus Corp.	4,900	242,957
Telus Corp. Non-Voting	98,002	4,667,414
Thomson Reuters Corp.	335,015	13,382,534
#TransAlta Corp.	133,867	2,764,637
#TransCanada Corp.	515,120	18,802,253
*Viterra, Inc.	160,827	1,879,139
Yamana Gold, Inc.	409,080	4,604,116

TOTAL CANADA		235,808,482

DENMARK — (1.4%)
A.P. Moller - Maersk A.S.	852	8,299,439
Carlsberg A.S. Series B	71,633	7,121,665
Danisco A.S.	32,259	3,920,654
*Danske Bank A.S.	296,654	7,955,560
*Jyske Bank A.S.	35,220	1,583,180
*Sydbank A.S.	18,709	540,278

TOTAL DENMARK		29,420,776

FINLAND — (1.1%)
Kesko Oyj	68,400	3,286,966
Neste Oil Oyj	67,917	1,282,657
Outokumpu Oyj	62,923	1,172,072
Pohjola Bank P.L.C.	16,831	224,470
*Rautaruukki Oyj Series K	16,100	401,793
Stora Enso Oyj Series R	584,456	6,952,465

1019

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
FINLAND — (Continued)
UPM-Kymmene Oyj	522,500	$10,757,407

TOTAL FINLAND		24,077,830

FRANCE — (9.1%)
*Air France-KLM SA	157,437	2,874,266
AXA SA	948,963	20,083,633
AXA SA Sponsored ADR	403,078	8,561,377
BNP Paribas SA	13,666	1,020,011
Capgemini SA	59,817	3,009,268
Casino Guichard Perrachon SA	32,516	3,175,134
Cie de Saint-Gobain SA	276,766	15,965,182
*Cie Generale de Geophysique - Veritas SA	47,820	1,448,486
*Cie Generale de Geophysique - Veritas Sponsored ADR	28,903	880,096
Cie Generale des Establissements Michelin SA Series B	24,201	1,761,235
Ciments Francais SA	10,236	909,695
CNP Assurances SA	102,520	2,263,778
Credit Agricole SA	693,108	10,228,560
Credit Industriel et Commercial	3,905	730,865
GDF Suez SA	810,828	32,116,814
Groupe Eurotunnel SA	189,346	1,839,832
Lafarge SA	116,843	6,934,406
Lagardere SCA	86,944	3,864,910
*Natixis SA	489,251	2,598,057
*Peugeot SA	82,578	3,452,906
PPR SA	61,307	9,780,272
*Renault SA	115,580	7,555,546
*Rexel SA	33,033	743,277
SCOR SE	116,206	3,215,541
Societe Generale Paris SA	262,083	16,928,759
STMicroelectronics NV	551,076	6,665,537
Vivendi SA	891,871	25,496,052

TOTAL FRANCE		194,103,495

GERMANY — (8.5%)
Allianz SE	188,633	26,278,236
Allianz SE Sponsored ADR	716,588	10,003,568
Bayerische Motoren Werke AG	235,671	18,087,071
*Celesio AG	19,845	501,202
#*Commerzbank AG	304,427	2,339,084
*Daimler AG	448,509	32,919,153
Deutsche Bank AG (5750355)	22,398	1,324,395
#Deutsche Bank AG (D18190898)	239,182	14,004,106
*Deutsche Lufthansa AG	141,492	2,972,940
Deutsche Telekom AG	920,799	12,309,353
Deutsche Telekom AG Sponsored ADR	681,300	9,074,916
*E.ON AG	541,700	18,113,099
Fraport AG	14,157	998,674
Generali Deutschland Holding AG	2,365	294,288
Hannover Rueckversicherung AG	6,894	385,570
Heidelberger Zement AG	43,473	2,863,226
*Merck KGaA	27,721	2,374,237
Munchener Rueckversicherungs-Gesellschaft AG	109,310	17,135,121
Porsche Automobil Holding SE	26,431	2,466,654
Salzgitter AG	10,957	890,626
Suedzucker AG	22,645	604,558
#ThyssenKrupp AG	106,518	4,330,431
#Volkswagen AG	11,735	1,785,270

TOTAL GERMANY		182,055,778

1020

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
GREECE — (0.1%)
*Alpha Bank A.E.	28,960	$169,899
*EFG Eurobank Ergasias S.A.	204,099	1,197,545

Hellenic Petroleum S.A.	47,049	448,175

TOTAL GREECE		1,815,619

HONG KONG — (1.9%)
Allied Properties, Ltd.	45,815	8,894
Cheung Kong Holdings, Ltd.	1,000	16,606
Great Eagle Holdings, Ltd.	196,000	657,353
Henderson Land Development Co., Ltd.	849,641	5,923,111
Hong Kong & Shanghai Hotels, Ltd.	398,299	699,700
Hopewell Holdings, Ltd.	307,831	1,000,619
Hutchison Whampoa, Ltd.	1,821,000	21,346,286
Hysan Development Co., Ltd.	284,762	1,358,416
*Mongolia Energy Corp, Ltd.	299,000	84,115
New World Development Co., Ltd.	2,164,209	4,156,253
*Orient Overseas International, Ltd.	122,048	1,240,842
Pacific Basin Shipping, Ltd.	71,000	46,340
#Shun Tak Holdings, Ltd.	484,000	302,542
Sun Hung Kai & Co., Ltd.	35,677	26,634
Tsim Sha Tsui Properties, Ltd.	249,333	751,423
Wheelock & Co., Ltd.	924,000	3,752,051

TOTAL HONG KONG		41,371,185

IRELAND — (0.2%)
Bank of Ireland P.L.C. Sponsored ADR	252,186	522,025
*CRH P.L.C.	57,169	1,230,562
#CRH P.L.C. Sponsored ADR	118,052	2,574,714

TOTAL IRELAND		4,327,301

ISRAEL — (0.3%)
*Bank Hapoalim B.M.	450,466	2,042,120
Bank Leumi Le-Israel B.M.	519,629	2,345,599
Elbit Systems, Ltd.	4,545	230,398
*Israel Discount Bank, Ltd.	276,205	549,384
*NICE Systems, Ltd. Sponsored ADR	27,947	914,426
Partner Communications Co., Ltd.	25,255	480,988

TOTAL ISRAEL		6,562,915

ITALY — (1.7%)
#*Banca Monte Dei Paschi di Siena SpA	2,655,014	3,373,892
#Banco Popolare Scarl	491,134	1,745,397
Finmeccanica SpA	387,490	5,235,065
Intesa Sanpaolo SpA	708,296	2,358,808
Telecom Italia SpA	8,344,059	11,853,168
Telecom Italia SpA Sponsored ADR	206,300	2,931,523
Unione di Banche Italiane ScpA	758,308	7,854,543

TOTAL ITALY		35,352,396

JAPAN — (19.4%)
77 Bank, Ltd. (The)	298,000	1,615,657
AEON Co., Ltd.	407,000	5,120,815
Aisin Seiki Co., Ltd.	57,000	2,165,257
Ajinomoto Co., Inc.	369,000	4,090,257
Alfresa Holdings Corp.	15,200	627,408
Amada Co., Ltd.	234,000	2,042,786
*Aozora Bank, Ltd.	254,000	559,998
Asahi Kasei Corp.	234,000	1,597,856
Asatsu-DK, Inc.	6,000	162,279
Autobacs Seven Co., Ltd.	7,400	296,395

1021

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Bank of Kyoto, Ltd. (The)	176,000	$1,627,722
Bank of Yokohama, Ltd. (The)	436,000	2,184,277
Bridgestone Corp.	285,100	5,479,298
Canon Marketing Japan, Inc.	39,500	567,122
*Casio Computer Co., Ltd.	87,000	650,676
Chiba Bank, Ltd. (The)	316,000	1,969,696
Chugoku Bank, Ltd. (The)	78,400	940,217
Chuo Mitsui Trust Holdings, Inc.	63,311	254,446
Citizen Holdings Co., Ltd.	144,000	933,193
Coca-Cola West Co., Ltd.	34,500	629,476
Comsys Holdings Corp.	46,000	479,740
Cosmo Oil Co., Ltd.	342,000	1,106,415
Credit Saison Co., Ltd.	95,400	1,631,371
Dai Nippon Printing Co., Ltd.	429,000	5,870,245
Daicel Chemical Industries, Ltd.	197,000	1,432,932
Daido Steel Co., Ltd.	71,000	448,291
Dainippon Sumitomo Pharma Co., Ltd.	86,500	777,416
Daishi Bank, Ltd. (The)	255,000	863,838
Daiwa House Industry Co., Ltd.	244,200	2,983,584
Daiwa Securities Group, Inc.	796,098	3,938,936
Denso Corp.	54,900	2,025,273
#*Elpida Memory, Inc.	92,100	1,337,012
Fuji Electric Holdings Co., Ltd.	239,000	771,158
Fuji Heavy Industries, Ltd.	324,000	2,774,439
Fuji Television Network, Inc.	240	372,723
FUJIFILM Holdings Corp.	363,000	13,138,465
Fujikura, Ltd.	167,000	808,765
Fukuoka Financial Group, Inc.	416,000	1,783,388
Glory, Ltd.	29,700	710,326
Gunma Bank, Ltd. (The)	184,000	1,058,280
H2O Retailing Corp.	68,000	502,982
Hachijuni Bank, Ltd. (The)	364,000	2,083,365
Hakuhodo Dy Holdings, Inc.	13,520	771,628
Hankyu Hanshin Holdings, Inc.	14,000	64,874
Higo Bank, Ltd. (The)	164,000	866,585
Hino Motors, Ltd.	36,000	203,116
Hiroshima Bank, Ltd. (The)	46,000	196,174
Hitachi Capital Corp.	16,800	266,685
Hitachi High-Technologies Corp.	31,100	769,463
Hitachi Transport System, Ltd.	17,600	268,064
Hitachi, Ltd. ADR	2,564	142,123
Hokkoku Bank, Ltd. (The)	108,000	366,466
*Hokuhoku Financial Group, Inc.	606,000	1,226,282
House Foods Corp.	37,000	612,523
Hyakugo Bank, Ltd. (The)	192,000	856,035
Hyakujishi Bank, Ltd. (The)	120,000	457,012
Idemitsu Kosan Co., Ltd.	18,800	1,981,402
Inpex Corp.	1,083	6,959,466
Isetan Mitsukoshi Holdings, Ltd.	186,155	2,091,510
ITOCHU Corp.	45,900	499,604
Iyo Bank, Ltd. (The)	117,000	997,395
J Front Retailing Co., Ltd.	230,000	1,192,386
Joyo Bank, Ltd. (The)	314,000	1,388,521
JS Group Corp.	191,440	4,183,799
JTEKT Corp.	94,700	1,187,414
Juroku Bank, Ltd.	127,000	411,749
JX Holdings, Inc.	1,535,986	10,410,347
Kagoshima Bank, Ltd. (The)	145,000	954,327
Kajima Corp.	399,000	1,053,338
Kamigumi Co., Ltd.	126,000	1,058,071
Kandenko Co., Ltd.	61,000	393,748

1022

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Kaneka Corp.	180,000	$1,257,543
Kawasaki Kisen Kaisha, Ltd.	327,000	1,367,686
Keiyo Bank, Ltd. (The)	108,000	552,814
Kewpie Corp.	34,700	427,998
Kinden Corp.	109,000	976,533
Kobe Steel, Ltd.	1,073,000	2,631,890
Kyocera Corp.	46,500	4,851,080
Kyocera Corp. Sponsored ADR	1,779	184,144
Kyowa Hakko Kirin Co., Ltd.	139,000	1,422,050
Mabuchi Motor Co., Ltd.	9,600	473,142
Marui Group Co., Ltd.	108,800	920,837
Maruichi Steel Tube, Ltd.	22,200	490,401
Mazda Motor Corp.	901,000	2,665,676
Medipal Holdings Corp.	80,200	835,943
Meiji Holdings Co., Ltd.	39,500	1,791,763
Mitsubishi Chemical Holdings Corp.	499,000	3,477,756
Mitsubishi Gas Chemical Co., Inc.	235,000	1,638,259
Mitsubishi Heavy Industries, Ltd.	2,049,000	8,125,382
Mitsubishi Logistics Corp.	69,000	922,348
*Mitsubishi Materials Corp.	523,000	1,610,436
Mitsubishi Tanabe Pharma Corp.	55,000	879,189
Mitsubishi UFJ Financial Group, Inc.	4,824,934	25,060,311
Mitsubishi UFJ Financial Group, Inc. ADR	1,691,580	8,796,216
Mitsui & Co., Ltd.	12,600	212,683
Mitsui & Co., Ltd. Sponsored ADR	5,227	1,761,499
Mitsui Chemicals, Inc.	456,000	1,636,711
#*Mitsui Engineering & Shipbuilding Co., Ltd.	301,000	833,560
Mitsui Mining & Smelting Co., Ltd.	5,000	17,726
Mitsui O.S.K. Lines, Ltd.	556,000	3,631,882
Mitsumi Electric Co., Ltd.	32,900	544,079
Mizuho Financial Group, Inc. ADR	84,386	327,418
Mizuho Securities Co., Ltd.	277,000	731,467
MS&AD Insurance Group Holdings, Inc.	248,591	5,925,512
Nagase & Co., Ltd.	96,000	1,239,667
Namco Bandai Holdings, Inc.	81,600	894,038
Nanto Bank, Ltd. (The)	58,000	301,746
NEC Corp.	1,421,000	4,040,940
Nippon Express Co., Ltd.	574,000	2,422,313
Nippon Kayaku Co., Ltd.	12,000	125,476
Nippon Meat Packers, Inc.	97,397	1,293,079
Nippon Paper Group, Inc.	51,200	1,333,703
Nippon Sheet Glass Co., Ltd.	343,000	891,402
Nippon Shokubai Co., Ltd.	58,000	642,658
*Nippon Steel Corp.	1,095,000	3,742,995
Nippon Television Network Corp.	2,660	421,411
Nippon Yusen K.K.	727,000	3,183,775
Nishi-Nippon Bank, Ltd.	319,000	990,943
Nissan Motor Co., Ltd.	709,300	7,176,365
Nisshin Seifun Group, Inc.	104,500	1,317,259
Nisshin Steel Co., Ltd.	363,000	718,131
Nisshinbo Holdings, Inc.	80,000	887,804
*NKSJ Holdings, Inc.	88,000	600,743
NOK Corp.	59,200	1,193,383
Nomura Real Estate Holdings, Inc.	35,800	651,610
NTN Corp.	168,000	914,293
Obayashi Corp.	315,000	1,507,703
Oji Paper Co., Ltd.	409,000	1,908,673
Ono Pharmaceutical Co., Ltd.	36,700	1,786,335
Onward Holdings Co., Ltd.	84,000	731,384
Panasonic Corp.	83,100	1,142,181
Panasonic Corp. Sponsored ADR	174,545	2,396,503

1023

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Rengo Co., Ltd.	93,000	$621,276
Ricoh Co., Ltd.	455,000	6,510,651
Rohm Co., Ltd.	55,900	3,625,329
San-in Godo Bank, Ltd. (The)	133,000	996,637
Sankyo Co., Ltd.	19,400	1,076,692
Sapporo Hokuyo Holdings, Inc.	112,000	543,001
SBI Holdings, Inc.	10,004	1,334,108
Seiko Epson Corp.	70,300	1,170,485
Seino Holdings Co., Ltd.	46,000	319,786
Sekisui Chemical Co., Ltd.	257,000	1,973,475
Sekisui House, Ltd.	307,000	2,990,986
Seven & I Holdings Co., Ltd.	287,700	7,430,219
Sharp Corp.	683,454	7,105,821
Shiga Bank, Ltd.	195,000	1,075,745
Shimizu Corp.	284,000	1,210,508
Shinko Electric Industries Co., Ltd.	14,100	159,746
#*Shinsei Bank, Ltd.	374,000	428,623
Shizuoka Bank, Ltd.	279,000	2,558,977
Showa Denko K.K.	690,000	1,523,057
Showa Shell Sekiyu K.K.	81,600	707,628
SKY Perfect JSAT Holdings, Inc.	280	103,990
Sojitz Corp.	587,300	1,298,237
Sony Corp.	4,900	168,616
#Sony Corp. Sponsored ADR	678,816	23,310,541
Sumitomo Bakelite Co., Ltd.	52,000	308,283
Sumitomo Chemical Co., Ltd.	721,000	3,734,187
Sumitomo Corp.	754,200	10,865,196
Sumitomo Electric Industries, Ltd.	539,600	7,843,322
Sumitomo Forestry Co., Ltd.	42,900	394,188
Sumitomo Mitsui Financial Group, Inc.	447,127	15,202,316
Sumitomo Rubber Industries, Ltd.	53,700	567,076
Sumitomo Trust & Banking Co., Ltd.	146,000	880,552
Suzuken Co., Ltd.	36,500	1,041,905
*Taiheiyo Cement Corp.	514,000	665,163
Taisei Corp.	546,000	1,307,359
Taisho Pharmaceutical Co., Ltd.	75,000	1,660,639
Takashimaya Co., Ltd.	181,000	1,492,673
Teijin, Ltd.	513,000	2,473,491
Toda Corp.	120,000	460,747
*Tokai Rika Co., Ltd.	16,400	328,781
Tokuyama Corp.	152,000	797,679
Tokyo Broadcasting System, Inc.	9,400	127,484
Tokyo Steel Manufacturing Co., Ltd.	93,400	994,458
Tokyo Tatemono Co., Ltd.	198,000	911,445
Toppan Printing Co., Ltd.	378,000	3,437,968
Tosoh Corp.	218,000	708,109
Toyo Seikan Kaisha, Ltd.	116,900	2,191,499
Toyobo Co., Ltd.	40,000	73,702
Toyota Auto Body Co., Ltd.	32,000	601,731
#Toyota Motor Corp. Sponsored ADR	268,360	22,053,825
Toyota Tsusho Corp.	122,900	2,160,181
TV Asahi Corp.	54	89,627
UNY Co., Ltd.	104,000	1,007,553
Wacoal Corp.	45,000	602,652
Yamaguchi Financial Group, Inc.	98,000	984,224
Yamaha Corp.	101,600	1,246,762
Yamato Holdings Co., Ltd.	92,200	1,402,772
Yamato Kogyo Co., Ltd.	19,200	577,204
Yamazaki Baking Co., Ltd.	68,000	811,479
*Yokogawa Electric Corp.	118,600	953,618

1024

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Yokohama Rubber Co., Ltd.	104,000	$531,705

TOTAL JAPAN		413,418,018

NETHERLANDS — (3.1%)
*Aegon NV	1,019,264	7,543,742
Akzo Nobel NV	146,838	9,171,930
*APERAM NV	29,465	1,208,260
ArcelorMittal NV	589,308	21,496,885
*ING Groep NV	277,883	3,164,360
*ING Groep NV Sponsored ADR	207,810	2,366,956
Koninklijke DSM NV	93,643	5,542,575
Koninklijke Philips Electronics NV	523,611	16,314,783

TOTAL NETHERLANDS		66,809,491

NEW ZEALAND — (0.1%)
Auckland International Airport, Ltd.	187,694	325,131
Contact Energy, Ltd.	267,885	1,272,826
Fletcher Building, Ltd.	22,527	134,916

TOTAL NEW ZEALAND		1,732,873

NORWAY — (0.9%)
Aker ASA	15,833	415,618
DnB NOR ASA Series A	308,322	4,250,575
Marine Harvest ASA	148,400	167,033
Norsk Hydro ASA	706,851	5,308,520
Orkla ASA	647,000	5,823,345
*Petroleum Geo-Services ASA	27,496	407,959
#*Renewable Energy Corp. ASA	335,149	1,075,214
*Storebrand ASA	191,283	1,508,641

TOTAL NORWAY		18,956,905

PORTUGAL — (0.1%)
#Banco Comercial Portugues SA	611,255	490,756
#Banco Espirito Santo SA	314,793	1,276,598

TOTAL PORTUGAL		1,767,354

SINGAPORE — (0.9%)
Allgreen Properties, Ltd.	164,000	140,468
*CapitaLand, Ltd.	995,000	2,814,046
DBS Group Holdings, Ltd.	162,786	1,919,512
Fraser & Neave, Ltd.	350,550	1,747,928
Golden Agri-Resources, Ltd.	5,519,000	3,065,673
*Neptune Orient Lines, Ltd.	387,000	670,865
#Overseas Union Enterprise, Ltd.	81,000	209,706
Singapore Airlines, Ltd.	483,400	5,607,172
Singapore Land, Ltd.	76,000	451,988
United Industrial Corp., Ltd.	428,000	937,615
UOL Group, Ltd.	315,100	1,171,619
*Venture Corp., Ltd.	27,000	204,925
Wheelock Properties, Ltd.	175,000	260,428

TOTAL SINGAPORE		19,201,945

SPAIN — (3.3%)
Acciona SA	43,907	3,797,789
#Banco de Sabadell SA	1,274,574	6,101,240
Banco Espanol de Credito SA	200,494	1,817,451
Banco Popular Espanol SA	1,964,869	11,817,479
Banco Santander SA	712,025	8,718,143
Cia Espanola de Petroleos SA	2,281	66,244
Criteria Caixacorp SA	957,379	6,596,237

1025

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
*EDP Renovaveis SA	106,755	$633,820
Gas Natural SDG SA	280,251	4,624,738
Iberdrola Renovables SA	700,013	2,637,613
Mapfre SA	333,518	1,133,724
Repsol YPF SA	391,406	12,320,146
Repsol YPF SA Sponsored ADR	314,184	9,972,200

TOTAL SPAIN		70,236,824

SWEDEN — (2.7%)
*Boliden AB	43,398	905,445
Holmen AB	1,654	62,757
Nordea Bank AB	1,538,216	18,663,837
Skandinaviska Enskilda Banken AB Series A	806,394	7,314,993
SSAB AB Series A	116,881	1,920,684
SSAB AB Series B	67,450	958,060
Svenska Cellulosa AB Series B	566,500	9,879,525
*Swedbank AB Series A	354,502	5,559,633
Tele2 AB Series B	151,010	3,337,870
Telefonaktiebolaget LM Ericsson AB Sponsored ADR	126,886	1,569,580
TeliaSonera AB	674,558	5,550,676
Trelleborg AB Series B	5,625	65,247
*Volvo AB Series A	47,625	820,902

TOTAL SWEDEN		56,609,209

SWITZERLAND — (6.3%)
Adecco SA	77,639	5,028,714
*Alpiq Holding AG	344	137,541
Baloise Holding AG	61,087	6,286,967
Banque Cantonale Vaudoise AG	1,898	1,060,897
Compagnie Financiere Richemont SA Series A	317,832	17,300,667
Credit Suisse Group AG Sponsored ADR	76,338	3,413,072
Givaudan SA	4,182	4,143,948
Holcim, Ltd. AG	253,768	17,763,223
*Lonza Group AG	16,911	1,332,934
Novartis AG	18,935	1,054,108
*Novartis AG ADR	189,650	10,593,849
Sika AG	1,162	2,546,927
St. Galler Kantonalbank AG	1,248	639,952
Swatch Group AG (The)	11,500	4,613,862
Swiss Life Holding AG	34,054	5,439,632
Swiss Reinsurance Co., Ltd. AG	325,311	18,596,726
Valiant Holding AG	502	73,831
Zurich Financial Services AG	126,104	34,478,860

TOTAL SWITZERLAND		134,505,710

UNITED KINGDOM — (15.5%)
Associated British Foods P.L.C.	372,202	6,331,115
Aviva P.L.C.	1,853,237	13,179,750
Barclays P.L.C. Sponsored ADR	526,711	9,902,167
BP P.L.C. Sponsored ADR	161,120	7,648,366
Carnival P.L.C.	116,691	5,316,455
Carnival P.L.C. ADR	96,861	4,432,359
*easyJet P.L.C.	205,323	1,247,746
*International Consolidated Airlines Group P.L.C.	632,582	2,592,693
International Power P.L.C.	1,504,089	10,167,662
Investec P.L.C.	57,496	440,558
Kazakhmys P.L.C.	61,069	1,471,483
Kingfisher P.L.C.	2,682,072	10,804,834
Legal & General Group P.L.C.	2,286,421	4,068,331
*Lloyds Banking Group P.L.C.	117,765	119,098

1026

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Lloyds Banking Group P.L.C. Sponsored ADR	250,250	$1,008,508
Mondi P.L.C.	134,262	1,095,153
Old Mutual P.L.C.	4,097,972	8,244,459
Pearson P.L.C.	107,031	1,761,291
Pearson P.L.C. Sponsored ADR	474,900	7,911,834
Rexam P.L.C.	924,114	5,053,197
#*Royal Bank of Scotland Group P.L.C. Sponsored ADR	306,118	4,092,798
Royal Dutch Shell P.L.C. ADR	1,005,925	70,988,127
Royal Dutch Shell P.L.C. Series B	243,850	8,497,037
RSA Insurance Group P.L.C.	826,742	1,801,606
SABmiller P.L.C.	10,038	324,847
Sainsbury (J.) P.L.C.	1,256,167	7,674,029
Vodafone Group P.L.C.	15,557,592	43,663,801
Vodafone Group P.L.C. Sponsored ADR	1,779,829	50,475,950
Whitbread P.L.C.	5,275	146,477
William Morrison Supermarkets P.L.C.	2,153,935	9,189,899
*Wolseley P.L.C.	225,220	7,842,789
Xstrata P.L.C.	1,031,575	22,847,392

TOTAL UNITED KINGDOM		330,341,811

TOTAL COMMON STOCKS		2,014,905,125

RIGHTS/WARRANTS — (0.0%)
ITALY — (0.0%)
*Banco Popolare Scarl Rights 02/11/11	491,134	662,350

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/11 (Collateralized by $6,275,000 FNMA 2.24%, 07/06/15, valued at $6,439,719) to be repurchased at $6,342,033	$6,342,000	6,342,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (5.3%)
§@DFA Short Term Investment Fund	111,791,923	111,791,923
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $123,075,187 FNMA 7.000%, 10/01/38, valued at $1,481,911) to be repurchased at $1,452,863	$1,453	1,452,854

TOTAL SECURITIES LENDING COLLATERAL		113,244,777

TOTAL INVESTMENTS — (100.0%) (Cost $1,793,372,943)##		$2,135,154,252

1027

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$520,319	$120,117,172	—	$120,637,491
Austria	—	5,337,631	—	5,337,631
Belgium	841,640	19,612,446	—	20,454,086
Canada	235,808,482	—	—	235,808,482
Denmark	—	29,420,776	—	29,420,776
Finland	—	24,077,830	—	24,077,830
France	9,441,473	184,662,022	—	194,103,495
Germany	33,082,590	148,973,188	—	182,055,778
Greece	—	1,815,619	—	1,815,619
Hong Kong	—	41,371,185	—	41,371,185
Ireland	3,096,739	1,230,562	—	4,327,301
Israel	914,426	5,648,489	—	6,562,915
Italy	2,931,523	32,420,873	—	35,352,396
Japan	58,972,269	354,445,749	—	413,418,018
Netherlands	3,575,216	63,234,275	—	66,809,491
New Zealand	—	1,732,873	—	1,732,873
Norway	—	18,956,905	—	18,956,905
Portugal	—	1,767,354	—	1,767,354
Singapore	—	19,201,945	—	19,201,945
Spain	9,972,200	60,264,624	—	70,236,824
Sweden	1,569,580	55,039,629	—	56,609,209
Switzerland	14,006,921	120,498,789	—	134,505,710
United Kingdom	159,052,802	171,289,009	—	330,341,811
Rights/Warrants
Italy	662,350	—	—	662,350
Temporary Cash Investments	—	6,342,000	—	6,342,000
Securities Lending Collateral	—	113,244,777	—	113,244,777

TOTAL	$534,448,530	$1,600,705,722	—	$2,135,154,252

See accompanying Notes to Schedules of Investments.

1028

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value††
COMMON STOCKS — (94.4%)
AUSTRALIA — (4.6%)
*Acrux, Ltd.	1,658	$5,893
*Adamus Resources, Ltd.	7,948	5,534
Adelaide Brighton, Ltd.	35,023	116,986
*Aditya Birla Minerals, Ltd.	7,401	9,186
AGL Energy, Ltd.	11,707	174,083
*AJ Lucas Group, Ltd.	8,887	22,083
Alesco Corp., Ltd.	10,006	32,784
*Allied Gold, Ltd.	92,439	52,988
Alumina, Ltd.	302,126	724,010
Alumina, Ltd. Sponsored ADR	14,400	138,672
Amalgamated Holdings, Ltd.	14,869	91,109
Amcom Telecommunications, Ltd.	172,880	54,174
Amcor, Ltd.	147,315	1,012,260
AMP, Ltd.	38,989	208,438
Ansell, Ltd.	17,816	233,957
*Antares Energy, Ltd.	32,145	11,230
APA Group, Ltd.	47,645	189,406
APN News & Media, Ltd.	63,964	110,573
*Aquila Resources, Ltd.	11,096	102,012
ARB Corp., Ltd.	5,672	42,267
Aristocrat Leisure, Ltd.	24,758	73,417
*Asciano Group, Ltd.	156,629	251,741
ASX, Ltd.	6,797	253,717
#*Atlas Iron, Ltd.	52,309	167,402
*Aurora Oil & Gas, Ltd.	28,892	87,892
Ausdrill, Ltd.	48,224	140,537
Austal, Ltd.	7,332	22,549
*Austar United Communications, Ltd.	69,123	66,691
Austbrokers Holdings, Ltd.	1,390	7,212
Austereo Group, Ltd.	31,793	66,394
Austin Engineering, Ltd.	12,004	53,320
*Australasian Resources, Ltd.	31,503	13,801
Australia & New Zealand Banking Group, Ltd.	98,486	2,334,094
*Australian Agricultural Co., Ltd.	49,709	75,457
Australian Infrastructure Fund NL	80,194	152,060
Australian Pharmaceutical Industries, Ltd.	44,606	18,996
*Australian Worldwide Exploration, Ltd.	82,410	146,578
Automotive Holdings Group NL	31,819	79,741
AVJennings, Ltd.	6,380	3,113
*Avoca Resources, Ltd.	40,966	120,720
AXA Asia Pacific Holdings, Ltd.	33,047	212,192
Bank of Queensland, Ltd.	29,465	290,823
#*Bannerman Resources, Ltd.	43,180	32,652
Beach Petroleum, Ltd.	118,692	93,639
Bendigo Bank, Ltd	52,988	517,776
*Berkeley Resources, Ltd.	15,571	27,374
BHP Billiton, Ltd.	1,925	85,641
BHP Billiton, Ltd. Sponsored ADR	16,464	1,465,790
Billabong International, Ltd.	21,639	175,769
*Biota Holdings, Ltd.	34,184	43,608
Blackmores, Ltd.	345	9,589
BlueScope Steel, Ltd.	260,595	554,887
Boart Longyear Group NL	51,817	225,303
Boral, Ltd.	104,475	502,176
*Bow Energy, Ltd.	68,648	80,089
Bradken, Ltd.	20,617	190,910
Brambles, Ltd.	13,006	93,338
Brickworks, Ltd.	11,653	131,178

1029

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Brockman Resources, Ltd.	5,626	$27,197
BT Investment Management, Ltd.	245	684
Cabcharge Australia, Ltd.	7,235	40,869
Caltex Australia, Ltd.	21,595	289,683
Campbell Brothers, Ltd.	8,440	330,821
Cape Lambert Iron Ore, Ltd.	88,627	54,053
Cardno, Ltd.	15,096	90,009
*Carnarvon Petroleum, Ltd.	87,903	36,070
*Catalpa Resources, Ltd.	13,813	23,526
Challenger Financial Services Group, Ltd.	74,729	342,472
Clough, Ltd.	65,000	48,471
*Coal of Africa, Ltd.	48,798	81,459
Coca-Cola Amatil, Ltd.	6,433	72,071
Cochlear, Ltd.	2,204	169,538
*Cockatoo Coal, Ltd.	87,903	44,817
Coffey International, Ltd.	27,380	27,557
Commonwealth Bank of Australia NL	51,776	2,716,992
Computershare, Ltd.	7,697	77,511
ConnectEast Group, Ltd.	280,146	121,330
*Conquest Mining, Ltd.	11,530	6,128
Consolidated Media Holdings, Ltd.	45,127	133,660
*Cooper Energy, Ltd.	59,673	23,138
Count Financial, Ltd.	1,292	1,627
Crane Group, Ltd.	12,299	122,530
Credit Corp. Group, Ltd.	1,772	7,568
Crown, Ltd.	36,305	311,703
CSG, Ltd.	5,116	6,892
CSL, Ltd.	4,569	169,983
CSR, Ltd.	214,406	344,443
*CuDeco, Ltd.	20,658	71,603
*Cue Energy Resources, Ltd.	17,852	5,548
*Customers, Ltd.	30,668	54,689
*Dart Energy, Ltd.	18,439	20,154
David Jones, Ltd.	60,555	286,333
*Decmil Group, Ltd.	2,437	6,295
*Deep Yellow, Ltd.	61,575	19,976
Devine, Ltd.	53,400	14,647
*Discovery Metals, Ltd.	44,635	53,425
Dominion Mining, Ltd.	9,742	28,270
Downer EDI, Ltd.	49,317	189,690
*Drillsearch Energy, Ltd.	10,000	6,029
DUET Group, Ltd.	100,519	167,165
DuluxGroup, Ltd.	15,629	41,907
DWS Advanced Business Solutions, Ltd.	11,284	15,953
*Eastern Star Gas, Ltd.	60,068	47,961
*Elders, Ltd.	103,979	51,958
Emeco Holdings, Ltd.	38,194	41,925
*Energy World Corp., Ltd.	122,411	57,956
Envestra, Ltd.	147,535	85,440
Fairfax Media, Ltd.	309,374	416,808
FKP Property Group, Ltd.	197,333	156,718
Fleetwood Corp., Ltd.	6,057	84,161
Flight Centre, Ltd.	9,755	228,660
*Flinders Mines, Ltd.	38,870	7,417
*Fortescue Metals Group, Ltd.	22,863	146,231
Foster’s Group, Ltd.	45,543	256,868
*Galaxy Resources, Ltd.	4,422	6,930
*Geodynamics, Ltd.	37,639	12,773
*Gindalbie Metals, Ltd.	91,248	121,890
*Giralia Resources NL	11,730	55,660
Goodman Fielder, Ltd.	202,935	255,140

1030

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CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Graincorp, Ltd. Series A	25,917	$194,873
*Grange Resources, Ltd.	167,580	132,723
GUD Holdings, Ltd.	6,214	63,559
*Gujarat NRE Coking Coal, Ltd.	32,560	27,268
*Gunns, Ltd.	80,351	46,383
GWA Group, Ltd.	24,573	79,683
Harvey Norman Holdings, Ltd.	68,078	204,615
Hastie Group, Ltd.	26,379	26,968
*Highlands Pacific, Ltd.	26,640	9,861
Hills Holdings, Ltd.	39,391	73,120
*Horizon Oil, Ltd.	133,673	41,905
*Icon Energy, Ltd.	52,698	10,270
iiNet, Ltd.	9,777	25,993
*Iluka Resources, Ltd.	49,974	424,724
*Imdex, Ltd.	46,977	89,693
IMF Australia, Ltd.	1,965	2,981
Incitec Pivot, Ltd.	187,931	809,301
Independence Group NL	16,285	116,771
Infigen Energy, Ltd.	86,150	42,715
Insurance Australia Group, Ltd.	143,822	548,545
*Integra Mining, Ltd.	151,656	77,184
*International Ferro Metals, Ltd.	99,556	33,968
*Intrepid Mines, Ltd.	24,091	41,559
Invocare, Ltd.	12,546	89,803
IOOF Holdings, Ltd.	38,169	298,569
Iress Market Technology, Ltd.	8,789	78,827
*iSOFT Group, Ltd.	266,303	18,596
*Jabiru Metals, Ltd.	45,947	28,205
*James Hardie Industries SE Sponsored ADR	1,236	38,489
JB Hi-Fi, Ltd.	6,986	128,610
Jetset Travelworld, Ltd.	25,000	25,068
*Kagara, Ltd.	60,876	46,853
Kingsgate Consolidated, Ltd.	14,242	132,290
#Leighton Holdings, Ltd.	3,797	119,654
Lend Lease Group NL	67,064	591,423
Linc Energy, Ltd.	11,929	29,558
Macarthur Coal, Ltd.	24,642	307,391
MacMahon Holdings, Ltd.	33,273	17,948
Macquarie Group, Ltd.	26,896	1,094,179
*Mantra Resources, Ltd.	2,327	18,208
MAP Group, Ltd.	28,742	85,814
McMillan Shakespeare, Ltd.	5,584	46,607
McPherson’s, Ltd.	4,994	15,748
Melbourne IT, Ltd.	27,781	53,926
*MEO Australia, Ltd.	10,374	2,227
Mermaid Marine Australia, Ltd.	19,095	60,195
*Metals X, Ltd.	100,801	31,983
Metcash, Ltd.	46,402	194,623
*Metgasco, Ltd.	11,827	5,017
*Minara Resources, Ltd.	54,438	49,551
Mincor Resources NL	34,793	61,375
*Mineral Deposits, Ltd.	5,253	25,139
Mineral Resources, Ltd.	23,936	283,780
*Mirabela Nickel, Ltd.	2,346	5,292
*Molopo Energy, Ltd.	43,705	45,250
Monadelphous Group, Ltd.	3,185	61,586
*Mount Gibson Iron, Ltd.	104,588	221,473
*Murchison Metals, Ltd.	12,393	15,978
*Myer Holdings, Ltd.	5,671	20,621
National Australia Bank, Ltd.	100,038	2,468,409
Navitas, Ltd.	25,073	95,533

1031

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CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Neptune Marine Services, Ltd.	87,521	$8,373
New Hope Corp., Ltd.	16,571	80,954
Newcrest Mining, Ltd.	26,907	996,592
*Nexus Energy, Ltd.	30,268	13,917
NIB Holdings, Ltd.	74,922	96,960
*Norfolk Group, Ltd.	4,633	5,662
NRW Holdings, Ltd.	20,395	49,507
*Nufarm, Ltd.	21,333	111,309
Oil Search, Ltd.	26,275	174,585
OneSteel, Ltd.	196,800	536,491
Orica, Ltd.	15,629	395,631
Origin Energy, Ltd.	73,479	1,205,157
*Orocobre, Ltd.	1,174	3,982
OrotonGroup, Ltd.	2,881	26,014
OZ Minerals, Ltd.	439,989	719,065
*Pacific Brands, Ltd.	139,051	144,193
*Paladin Energy, Ltd.	73,084	357,841
*Pan Pacific Petroleum NL	204,902	33,772
*PanAust, Ltd.	121,786	99,035
Panoramic Resources, Ltd.	34,448	80,780
*Paperlinx, Ltd.	118,324	53,256
Patties Foods, Ltd.	1,438	1,962
Peet, Ltd.	16,072	30,909
*Perilya, Ltd.	33,243	18,527
Perpetual Trustees Australia, Ltd.	3,322	104,000
*Pharmaxis, Ltd.	7,434	19,456
Photon Group, Ltd.	134,804	11,569
Platinum Asset Mangement, Ltd.	5,135	24,506
PMP, Ltd.	73,062	65,893
Premier Investments, Ltd.	10,054	61,820
Primary Health Care, Ltd.	50,001	184,360
*Prime Aet&D Holdings No. 1 Non-Voting	4	—
Prime Media Group, Ltd.	39,708	25,834
*PrimeAg Australia, Ltd.	4,770	6,850
Programmed Maintenance Service, Ltd.	17,396	29,035
*Qantas Airways, Ltd.	122,209	293,369
QBE Insurance Group, Ltd.	35,265	616,685
Ramsay Health Care, Ltd.	9,989	170,369
Redflex Holdings, Ltd.	4,333	9,718
Reece Australia, Ltd.	591	12,986
*Reed Resources, Ltd.	19,892	11,729
Reject Shop, Ltd. (The)	2,325	31,491
*Resolute Mining, Ltd.	80,829	106,219
Retail Food Group, Ltd.	3,418	9,372
*Rex Minerals, Ltd.	15,350	45,100
*RHG, Ltd.	36,860	37,186
Ridley Corp., Ltd.	46,015	58,327
Rio Tinto, Ltd.	18,907	1,591,475
*Riversdale Mining, Ltd.	13,397	211,272
*Roc Oil Co., Ltd.	78,562	30,250
Ruralco Holdings, Ltd.	1,300	3,656
SAI Global, Ltd.	20,826	97,090
Salmat, Ltd.	11,000	52,520
*Sandfire Resources NL	4,145	29,308
Santos, Ltd.	49,998	675,179
*Saracen Mineral Holdings, Ltd.	53,183	36,691
Sedgman, Ltd.	9,069	19,425
Seek, Ltd.	8,870	59,106
Select Harvests, Ltd.	2,843	9,420
Servcorp, Ltd.	9,992	31,815
Seven Group Holdings, Ltd.	22,576	203,014

1032

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Sigma Pharmaceuticals, Ltd.	174,020	$77,656
*Silex System, Ltd.	6,346	35,130
Sims Metal Management, Ltd.	25,469	492,049
Sims Metal Management, Ltd. Sponsored ADR	1,900	36,556
*Skilled Group, Ltd.	6,497	12,805
SMS Management & Technology, Ltd.	8,481	60,419
Sonic Healthcare, Ltd.	22,910	272,623
Southern Cross Media Group, Ltd.	32,169	61,460
SP Ausnet, Ltd.	69,316	60,871
SP Telemedia, Ltd.	80,192	116,436
Spark Infrastructure Group, Ltd.	102,507	117,272
Specialty Fashion Group, Ltd.	8,094	10,240
Spotless Group, Ltd.	45,294	101,574
*St. Barbara, Ltd.	57,864	108,027
Straits Resources, Ltd.	21,527	48,679
STW Communications Group, Ltd.	56,702	63,770
Suncorp Group, Ltd.	119,257	1,027,640
*Sunland Group, Ltd.	21,844	16,990
Super Retail Group, Ltd.	12,569	81,963
TABCORP Holdings, Ltd.	104,158	723,598
*Tanami Gold NL	5,827	5,077
*Tap Oil, Ltd.	85,639	66,650
Tassal Group, Ltd.	24,227	43,005
Tatts Group, Ltd.	199,539	493,623
Telstra Corp., Ltd.	38,937	108,936
Telstra Corp., Ltd. ADR	600	8,412
Ten Network Holdings, Ltd.	41,020	57,544
*Teranga Gold Corp.	13,832	37,769
TFS Corp., Ltd.	22,636	23,291
*Thakral Holdings Group, Ltd.	48,013	23,530
Thorn Group, Ltd.	2,364	4,991
Toll Holdings, Ltd.	76,218	447,562
Tower Australia Group, Ltd.	69,627	272,279
Transfield Services, Ltd.	43,305	134,980
Transfield Services, Ltd. Infrastructure Fund	56,117	33,995
*Transpacific Industries Group, Ltd.	82,015	109,175
Transurban Group, Ltd.	25,184	130,572
*Troy Resources NL	16,220	56,227
Trust Co., Ltd. (The)	1,137	7,526
UGL, Ltd.	16,395	247,271
*UXC, Ltd.	31,427	15,332
*Village Roadshow, Ltd.	6,668	19,762
*Virgin Blue Holdings, Ltd.	312,963	123,580
Washington H. Soul Pattinson & Co., Ltd.	23,821	294,453
Watpac, Ltd.	32,558	54,171
*WDS, Ltd.	33,762	20,779
Webjet, Ltd.	12,221	29,733
Wesfarmers, Ltd.	50,152	1,706,831
West Australian Newspapers Holdings, Ltd.	5,544	34,392
Western Areas NL	4,482	28,910
Westpac Banking Corp.	75,101	1,727,437
*Whitehaven Coal, Ltd.	17,437	122,317
WHK Group, Ltd.	37,000	38,657
Wide Bay Australia, Ltd.	1,410	14,618
Woodside Petroleum, Ltd.	7,084	294,871
Woolworths, Ltd.	9,982	265,571
WorleyParsons, Ltd.	5,578	154,304

TOTAL AUSTRALIA		51,997,713

AUSTRIA — (0.4%)
Agrana Beteiligungs AG	697	72,498

1033

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRIA — (Continued)
Andritz AG	1,561	$133,130
*A-TEC Industries AG	3,557	12,565
*Austriamicrosystems AG	2,572	128,162
BWIN Interactive Entertainment AG	2,292	85,107
CAT Oil AG	3,029	33,180
Erste Group Bank AG	18,845	941,543
EVN AG	3,428	57,649
Flughafen Wien AG	2,248	147,812
*Intercell AG	4,255	58,810
Kapsch TrafficCom AG	655	61,673
Lenzing AG	70	7,505
Mayr-Melnhof Karton AG	732	86,846
Oesterreichischen Post AG	3,093	96,976
OMV AG	13,474	596,995
#Raiffeisen Bank International AG	6,735	395,975
*RHI AG	982	37,041
Schoeller-Bleckmann Oilfield Equipment AG	1,468	120,367
Semperit Holding AG	982	47,415
Strabag SE	4,207	122,020
Telekom Austria AG	9,625	132,489
Uniqa Versicherungen AG	1,169	24,261
Verbund AG	554	22,155
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,487	243,582
Voestalpine AG	16,373	734,537
*Wienerberger AG	17,987	371,904
Zumtobel AG	2,513	73,231

TOTAL AUSTRIA		4,845,428

BELGIUM — (0.9%)
*Ablynx NV	6,382	68,524
Ackermans & van Haaren NV	3,221	276,425
*Ageas SA	330,713	937,078
*Agfa-Gevaert NV	54,389	241,812
Anheuser-Busch InBev NV	5,871	323,945
Anheuser-Busch InBev NV Sponsored ADR	4,500	248,895
*Arseus NV	4,228	65,774
#Banque Nationale de Belgique SA	25	115,431
*Barco NV	3,882	270,624
Bekaert SA	4,014	401,744
Belgacom SA	3,831	137,590
Colruyt SA	2,370	121,163
Compagnie d’Entreprises SA	2,611	193,124
Compagnie Immobiliere de Belgique SA	189	7,979
Compagnie Maritime Belge SA	3,221	100,646
#*Deceuninck NV	18,601	49,154
Delhaize Group SA	68	5,351
Delhaize Group SA Sponsored ADR	13,449	1,067,851
#*Dexia SA	92,872	387,966
D’Ieteren SA	5,700	340,421
Econocom Group SA	2,034	32,482
#Elia System Operator SA NV	2,180	87,058
Euronav SA	5,837	99,075
EVS Broadcast Equipment SA	1,521	93,179
Exmar NV	8,774	69,472
*Galapagos NV	6,113	97,409
*Hansen Transmissions International NV	58,109	52,148
*Ion Beam Applications SA	3,199	39,651
*KBC Groep NV	15,900	636,512
Kinepolis Group NV	1,570	104,065
Melexis NV	2,127	34,488
Mobistar SA	1,159	72,330

1034

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CONTINUED

	Shares	Value††
BELGIUM — (Continued)
#Nyrstar NV	15,610	$250,752
Omega Pharma SA	4,108	211,204
Recticel SA	6,887	69,503
Resilux SA	348	28,543
*Roularta Media Group NV	1,508	54,113
Sioen Industries NV	4,172	40,917
Sipef NV	1,027	96,746
Solvay SA	8,168	853,326
Telenet Group Holding NV	4,618	181,701
Tessenderlo Chemie NV	9,980	356,975
#*ThromboGenics NV	4,600	138,841
#*TiGenix NV	8,625	16,346
#UCB SA	14,043	502,510
Umicore SA	11,188	573,343
#Van de Velde NV	560	29,209

TOTAL BELGIUM		10,183,395

BRAZIL — (2.1%)
Acos Villares SA	208,500	111,320
AES Tiete SA	3,400	42,302
*All America Latina Logistica SA	45,300	382,629
*Amil Participacoes SA	7,440	71,814
*Anhanguera Educacional Participacoes SA	7,100	150,565
B2W Cia Global Do Varejo	5,500	93,209
Banco ABC Brasil SA	17,150	138,891
Banco Alfa de Investimento SA	14,300	65,111
Banco Bradesco SA	54,281	794,539
Banco Daycoval SA	16,300	119,785
Banco do Brasil SA	35,934	641,528
Banco Industrial e Comercial SA	10,100	73,919
Banco Panamericano SA	27,000	69,000
Banco Santander Brasil SA ADR	76,545	887,922
Bematech SA	6,000	30,919
BM&F Bovespa SA	193,200	1,350,238
*BR Malls Participacoes SA	48,200	439,509
Brasil Brokers Participacoes SA	23,200	112,733
*Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA	182,880	99,836
Brasil Telecom SA ADR	144	1,450
BRF - Brasil Foods SA	9,416	154,490
BRF - Brasil Foods SA ADR	34,760	578,754
Brookfield Incorporacoes SA	35,500	163,556
Camargo Correa Desenvolvimento Imobiliario SA	12,400	55,195
*Centrais Eletricas Brasileiras SA Sponsored ADR	2,800	38,164
Centrais Eletricas Brasilerias SA	3,500	47,032
*CETIP SA	2,794	37,009
Cia de Concessoes Radoviarias	5,300	146,351
Cia de Gas de Sao Paulo SA	1,400	37,953
Cia de Saneamento Basico do Estado de Sao Paulo ADR	4,300	213,151
Cia de Saneamento de Minas Gerais-Copasa	12,600	206,731
Cia Energetica de Minas Gerais SA	1,375	17,627
Cia Energetica de Sao Paulo SA	12,900	220,320
Cia Siderurgica Nacional SA Sponsored ADR	7,800	133,068
Cosan SA Industria e Comercio	20,700	323,238
CPFL Energia SA	4,200	103,403
Cremer SA	10,900	107,565
*Cyrela Brazil Realty SA Empreendimentos e Participacoes	35,300	389,858
Diagnosticos Da America SA	20,000	242,959
Drogasil SA	9,750	70,188
Duratex SA	4,200	40,313
Embraer SA	55,700	451,762
Embraer SA ADR	20,543	677,919

1035

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Energias do Brazil SA	4,200	$94,358
*Equatorial Energia SA	11,000	76,415
*Estacio Participacoes SA	2,500	35,994
Eternit SA	24,972	168,682
Even Construtora e Incorporadora SA	45,800	217,055
EZ Tec Empreendimentos e Participacoes SA	13,000	105,048
*Fertilizantes Fosfatados SA	7,100	81,139
*Fibria Celulose SA	10,683	164,896
*Fibria Celulose SA Sponsored ADR	20,386	312,110
Gafisa SA	10,200	62,475
Gafisa SA ADR	24,000	300,480
*General Shopping Brasil SA	6,700	48,232
*Gerdau SA	11,400	111,473
Grendene SA	9,000	49,564
Guararapes Confeccoes SA	1,200	57,878
Helbor Empreendimentos SA	4,200	49,132
*Hypermarcas SA	13,100	155,916
*IdeiasNet SA	15,400	36,122
Iguatemi Empresa de Shopping Centers SA	3,000	64,789
*Inpar SA	38,650	74,891
*Iochpe-Maxion SA	8,800	106,110
*Itau Unibanco Holding SA	1,100	19,137
JBS SA	64,200	242,635
JHSF Participacoes SA	7,900	15,355
*Kepler Weber SA	145,000	29,575
*Kroton Educacional SA	4,200	58,404
Light SA	7,300	114,518
*LLX Logistica SA	23,822	57,163
*Log-in Logistica Intermodal SA	5,000	28,495
*Lojas Americanas SA	25,300	178,942
Lojas Renner SA	8,000	232,281
*LPS Brasil Consultoria de Imoveis SA	2,300	49,810
*Lupatech SA	2,100	22,046
M Dias Branco SA	2,800	61,981
Metalfrio Solutions SA	8,700	67,327
*Minerva SA	15,200	59,726
*MMX Mineracao e Metalicos SA	15,026	90,231
*MPX Energia SA	6,100	101,072
MRV Engenharia e Participacoes SA	16,800	142,104
*Multiplan Empreendimentos Imobiliarios SA	7,820	150,072
Natura Cosmeticos SA	6,100	156,255
Obrascon Huarte Lain Brasil SA	1,800	62,457
OdontoPrev SA	25,200	340,142
Parana Banco SA	12,000	92,864
*Paranapanema SA	28,800	89,150
*PDG Realty SA Empreendimentos e Participacoes	125,400	693,595
Petroleo Brasileiro SA ADR	79,891	2,934,396
Porto Seguro SA	21,100	329,104
*PortX Operacoes Portuarias SA	2,122	4,328
Positivo Informatica SA	7,200	40,903
Profarma Distribuidora de Produtos Farmaceuticos SA	3,400	29,575
Redecard SA	2,900	35,838
Rodobens Negocios Imobiliarios SA	4,000	40,409
Rossi Residencial SA	27,800	218,638
Santos Brasil Participacoes SA	5,850	86,858
Sao Martinho SA	9,800	141,096
SLC Agricola SA	15,400	182,829
Souza Cruz SA	1,500	71,646
Springs Global Participacoes SA	10,400	32,879
Sul America SA	19,500	215,360
Tecnisa SA	10,700	64,189

1036

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Tegma Gestao Logistica SA	3,550	$45,702
Tele Norte Leste Participacoes SA	2,700	58,926
*Telecomunicacoes de Sao Paulo SA	2,100	49,358
*Tim Participacoes SA	12,200	54,817
Totvs SA	3,500	340,142
Tractebel Energia SA	2,700	41,789
Universo Online SA	12,900	112,211
Usinas Siderurgicas de Minas Gerais SA	18,960	284,238
Vale SA Sponsored ADR	52,700	1,835,541
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	9,250	115,531
Vivo Participacoes SA	1,015	69,627
Vivo Participacoes SA ADR	6,271	213,465
Weg Industrias SA	11,900	141,776

TOTAL BRAZIL		23,453,092

CANADA — (7.6%)
*5N Plus, Inc.	7,800	52,579
Aastra Technologies, Ltd.	1,700	37,927
*Absolute Software Corp.	500	1,833
*Advantage Oil & Gas, Ltd.	20,800	154,336
Aecon Group, Inc.	13,100	128,992
AGF Management, Ltd. Class B	11,578	215,523
Agnico-Eagle Mines, Ltd.	4,700	321,704
Agrium, Inc.	9,895	874,230
*Ainsworth Lumber Co., Ltd.	7,780	26,805
#*Air Canada	4,133	13,125
Alamos Gold, Inc.	9,100	137,588
*Algoma Central Corp.	360	33,884
Algonquin Power & Utilities Corp.	13,100	63,842
Alimentation Couche-Taro, Inc. Class B	18,385	490,769
Alliance Grain Traders, Inc.	1,200	36,563
AltaGas, Ltd.	4,891	109,899
*Altius Minerals Corp.	2,300	30,939
*Amerigo Resources, Ltd.	42,500	53,053
*Anderson Energy, Ltd.	30,500	35,941
*Angle Energy, Inc.	3,687	26,547
*Antrim Energy, Inc.	36,800	41,528
*Anvil Mining, Ltd.	16,300	94,738
Astral Media, Inc. Class A	7,400	295,823
ATCO, Ltd.	3,600	210,676
Atlantic Power Corp.	10,400	159,113
*Atrium Innovations, Inc.	6,300	103,684
*ATS Automation Tooling System, Inc.	10,257	75,492
*Aura Minerals, Inc.	5,842	22,111
*B2Gold Corp.	29,400	67,822
*Baffinland Iron Mines Corp.	71,400	106,956
*Baja Mining Corp.	34,200	35,862
*Ballard Power Systems, Inc.	23,900	39,382
Bank of Montreal	19,199	1,107,823
Bank of Nova Scotia	28,583	1,611,620
*Bankers Petroleum, Ltd.	13,800	114,937
Barrick Gold Corp.	22,950	1,087,968
#BCE, Inc.	21,200	770,004
*Bellatrix Exploration, Ltd.	10,000	50,632
*Birchcliff Energy, Ltd.	11,600	131,482
Black Diamond Group, Ltd.	807	19,140
*BlackPearl Resources, Inc.	30,300	227,851
Bombardier, Inc. Class B	54,332	309,275
*Boralex, Inc. Class A	4,200	38,882
*Breakwater Resources, Ltd.	13,305	77,995
Brookfield Asset Management, Inc. Class A	200	6,531

1037

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
CAE, Inc.	26,952	$342,636
Calfrac Well Services, Ltd.	4,400	149,398
*Calvalley Petroleum, Inc.	10,000	43,841
Cameco Corp.	3,400	140,944
Canaccord Capital, Inc.	10,800	164,478
Canada Bread Co., Ltd.	1,500	68,308
#Canadian Imperial Bank of Commerce	17,807	1,356,309
Canadian National Railway Co.	4,800	325,433
Canadian National Resources, Ltd.	30,720	1,369,799
Canadian Pacific Railway, Ltd.	13,872	930,526
Canadian Tire Corp. Class A	11,661	725,501
Canadian Utilities, Ltd. Class A	10,340	549,450
Canadian Western Bank	6,500	192,400
Canam Group, Inc. Class A	3,600	25,526
*Canfor Corp.	15,204	185,087
*Cangene Corp.	1,800	5,249
*Capstone Mining Corp.	25,558	118,429
*Cardiome Pharma Corp.	5,100	32,087
Cascades, Inc.	15,187	110,109
*Catalyst Paper Corp.	31,100	14,287
CCL Industries, Inc. Class B	3,124	103,047
*Celestica, Inc.	33,400	329,214
*Celtic Exploration, Ltd.	11,800	234,503
Cenovus Energy, Inc.	20,055	692,967
*CGI Group, Inc.	34,960	672,422
*Chinook Energy, Inc.	5,456	10,952
*Churchill Corp. Class A (The)	2,300	45,318
CI Financial Corp.	4,800	102,821
*Claude Resources, Inc.	32,900	61,440
Cogeco Cable, Inc.	2,800	119,343
*COM DEV International, Ltd.	13,300	30,549
*Compton Petroleum Corp.	46,700	20,520
*Connacher Oil & Gas, Ltd.	63,632	91,507
Constellation Software, Inc.	500	24,916
Contrans Group, Inc.	2,300	23,199
*Copper Mountain Mining Corp.	10,140	68,251
Corby Distilleries, Ltd.	1,100	18,949
*Corridor Resources, Inc.	9,600	51,195
Corus Entertainment, Inc. Class B	9,300	208,504
*Cott Corp.	19,200	153,585
Crescent Point Energy Corp.	14,100	623,084
*Crew Energy, Inc.	10,600	212,879
Daylight Energy, Ltd.	28,015	282,290
*Delphi Energy Corp.	13,400	27,433
*Denison Mines Corp.	34,577	129,489
*Descartes Systems Group, Inc. (The)	8,700	60,383
*Dollarama, Inc.	2,589	73,816
Dorel Industries, Inc. Class B	4,000	130,823
*DragonWave, Inc.	4,600	32,708
*Dundee Capital Markets, Inc.	7,600	8,273
#*Dundee Precious Metals, Inc.	19,700	153,453
DundeeWealth, Inc.	7,600	145,951
*Eastern Platinum, Ltd.	156,800	250,542
E-L Financial Corp., Ltd.	184	89,120
Eldorado Gold Corp.	29,028	466,431
Emera, Inc.	3,544	113,963
Empire Co., Ltd. Class A	4,788	249,358
#Enbridge, Inc.	7,393	428,659
Encana Corp.	45,510	1,466,628
Ensign Energy Services, Inc.	20,000	323,763
*Epsilon Energy, Ltd.	14,800	51,435

1038

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CONTINUED

	Shares	Value††
CANADA — (Continued)
*Equinox Minerals, Ltd.	106,675	$637,056
Equitable Group, Inc.	3,000	83,887
*Euro Goldfields, Ltd.	12,400	185,749
Evertz Technologies, Ltd.	2,565	44,827
*Fairborne Energy, Ltd.	12,865	59,742
Fairfax Financial Holdings, Ltd.	3,130	1,194,048
Finning International, Inc.	18,556	539,993
*First Majestic Silver Corp.	16,200	198,991
First Quantum Minerals, Ltd.	7,900	913,981
#*First Uranium Corp.	62,000	61,297
*FirstService Corp.	2,200	62,593
*Flint Energy Services, Ltd.	8,400	154,352
Fortis, Inc.	9,300	320,417
*Fortuna Silver Mines, Inc.	13,100	52,068
Forzani Group, Ltd. Class A	3,790	73,048
*Galleon Energy, Inc. Class A	9,608	40,203
*Gammon Gold, Inc.	18,000	135,537
*Genesis Land Development Corp.	12,700	43,375
Gennum Corp.	6,300	48,508
*Genworth MI Canada, Inc.	2,583	67,970
George Weston, Ltd.	4,800	339,813
#*Gildan Activewear, Inc.	11,000	323,294
*Glacier Media, Inc.	1,400	3,495
*GLG Life Tech Corp.	4,682	56,576
Gluskin Shef & Associates, Inc.	900	19,324
*GLV, Inc.	6,118	47,351
GMP Capital, Inc.	2,900	41,964
*Gold Wheaton Gold Corp.	10,841	50,776
Goldcorp, Inc.	30,117	1,208,770
*Golden Star Resources, Ltd.	45,300	167,384
*Gran Tierra Energy, Inc.	585	5,252
*Grande Cache Coal Corp.	1,000	10,765
*Great Canadian Gaming Corp.	9,600	70,081
Great-West Lifeco, Inc.	14,700	380,804
*Greystar Resources, Ltd.	4,100	14,085
Groupe Aeroplan, Inc.	30,480	417,013
Guardian Capital Group, Ltd.	3,750	33,929
*Hanfeng Evergreen, Inc.	6,300	35,987
*Harry Winston Diamond Corp.	8,400	90,849
*Heroux-Devtek, Inc.	6,091	41,241
*High River Gold Mines, Ltd.	26,074	33,069
Home Capital Group, Inc.	3,200	174,964
HudBay Minerals, Inc.	22,252	368,441
Husky Energy, Inc.	14,800	399,061
IAMGOLD Corp.	33,500	636,980
IESI-BFC, Ltd.	6,500	154,491
IGM Financial, Inc.	3,400	144,339
*Imax Corp.	5,500	140,665
*Imperial Metals Corp.	1,900	42,749
Imperial Oil, Ltd.	2,200	98,098
Indigo Books & Music, Inc.	1,800	27,125
Industrial Alliance Insurance & Financial Services, Inc.	13,536	496,777
#Inmet Mining Corp.	6,100	454,751
Innergex Renewable Energy, Inc.	4,933	48,525
Intact Financial Corp.	14,100	710,386
*International Forest Products, Ltd. Class A	6,640	38,725
*Intertape Polymer Group, Inc.	6,870	7,958
*Ivanhoe Energy, Inc.	31,000	108,044
#*Ivanhoe Mines, Ltd.	5,750	159,692
#*Jaguar Mining, Inc.	4,200	24,998
Jean Coutu Group (PJC), Inc. Class A (The)	14,900	139,574

1039

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CONTINUED

	Shares	Value††
CANADA — (Continued)
*Katanga Mining, Ltd.	2,500	$3,520
*Kingsway Financial Services, Inc.	5,000	6,491
*Kinross Gold Corp.	57,475	955,095
*Kirkland Lake Gold, Inc.	1,800	24,519
*Lake Shore Gold Corp.	50,500	186,598
Laurentian Bank of Canada	3,200	169,691
*Legacy Oil & Gas, Inc.	15,700	242,238
Leon’s Furniture, Ltd.	4,310	64,563
Linamar Corp.	5,800	122,331
Loblaw Cos., Ltd.	10,300	402,496
*Lundin Mining Corp.	65,850	471,508
*MacDonald Dettweiler & Associates, Ltd.	4,300	208,183
*MAG Silver Corp.	6,100	59,151
*MagIndustries Corp.	86,500	23,324
Magna International, Inc.	36,072	2,106,286
Major Drilling Group International, Inc.	2,000	84,346
Manitoba Telecom Services, Inc.	4,000	123,314
Manulife Financial Corp.	98,721	1,720,359
Maple Leaf Foods, Inc.	14,323	163,777
*Martinrea International, Inc.	10,500	107,690
*MDS, Inc.	19,800	226,404
#*MEGA Brands, Inc.	82,000	54,866
#*Mega Uranium, Ltd.	22,900	22,183
Methanex Corp.	12,600	342,510
Metro, Inc. Class A	12,975	560,412
*Midway Energy, Ltd.	2,966	14,692
*Migao Corp.	18,700	151,826
#*Minera Andes, Inc.	40,000	100,265
Mosaid Technologies, Inc.	1,700	54,395
Mullen Group, Ltd.	10,900	214,440
National Bank of Canada	18,272	1,273,849
*Neo Material Technologies, Inc.	28,900	232,620
*New Gold, Inc.	55,980	448,354
Newalta Corp.	7,240	91,679
Nexen, Inc.	47,126	1,183,621
Niko Resources, Ltd.	1,900	185,000
*Norbord, Inc.	3,790	56,508
*North American Energy Partners, Inc.	3,938	47,192
*North American Palladium, Ltd.	11,500	75,453
*Northern Dynasty Minerals, Ltd.	2,300	42,194
*Northgate Minerals Corp.	52,500	134,219
Nuvista Energy, Ltd.	10,700	101,086
#*OceanaGold Corp.	31,945	82,307
*Oncolytics Biotech, Inc.	5,908	36,934
Onex Corp.	13,600	437,330
*Open Text Corp.	3,432	169,449
*OPTI Canada, Inc.	50,739	34,963
*Orleans Energy, Ltd.	14,900	37,349
*Orvana Minerals Corp.	32,751	108,914
Pacific Northern Gas, Ltd.	278	8,329
Pacific Rubiales Energy Corp.	23,200	800,711
*Paladin Labs, Inc.	883	31,172
Pan Amer Silver Corp.	8,700	284,888
*Paramount Resources, Ltd. Class A	3,700	114,065
Pason Systems, Inc.	2,400	34,274
*Patheon, Inc.	12,718	29,847
Perpetual Energy, Inc.	13,463	54,452
PetroBakken Energy, Ltd.	7,083	151,655
*Petrobank Energy & Resources, Ltd.	6,288	147,569
*Petrominerales, Ltd.	3,317	129,321
*Phoscan Chemical Corp.	500	370

1040

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CONTINUED

	Shares	Value††
CANADA — (Continued)
*Plutonic Power Corp.	8,700	$19,288
Potash Corp. of Saskatchewan, Inc.	1,700	301,173
*Precision Drilling Corp.	13,125	137,889
Premium Brands Holdings Corp.	3,200	47,744
Progress Energy Resources Corp.	20,662	281,037
*QLT, Inc.	15,600	109,364
*Quadra FNX Mining, Ltd.	31,958	430,851
Quebecor, Inc. Class B	6,500	230,374
#*Questerre Energy Corp.	32,700	48,657
*Ram Power Corp.	2,841	5,561
Reitmans Canada, Ltd.	2,400	43,094
Reitmans Canada, Ltd. Class A	6,900	124,584
*Research In Motion, Ltd.	4,500	265,097
#*Resverlogix Corp.	3,800	8,007
Richelieu Hardware, Ltd.	1,900	56,354
*Richmont Mines, Inc.	2,400	10,378
Ritchie Brothers Auctioneers, Inc.	2,700	67,409
*Rock Energy, Inc.	8,809	43,106
#Rogers Communications, Inc. Class B	4,600	160,645
*RONA, Inc.	20,260	283,865
#Royal Bank of Canada	39,374	2,110,747
Russel Metals, Inc.	7,100	165,845
*Sabina Gold & Silver Corp.	30,593	152,453
*Sandvine Corp.	27,400	79,627
Saputo, Inc.	4,200	175,323
Savanna Energy Services Corp.	18,200	128,864
Sears Canada, Inc.	5,000	97,718
*SEMAFO, Inc.	23,000	234,284
Shaw Communictions, Inc. Class B	7,500	158,336
ShawCor, Ltd.	6,200	224,571
Sherritt International Corp.	40,900	356,984
Shoppers Drug Mart Corp.	10,400	382,827
*Sierra Wireless, Inc.	4,100	57,937
*Silver Standard Resources, Inc.	5,700	131,663
*Silver Wheaton Corp.	23,900	737,276
Silvercorp Metals, Inc.	29,600	313,041
*Sino-Forest Corp.	27,997	608,953
SNC-Lavalin Group, Inc.	3,784	221,708
*Softchoice Corp.	1,700	14,736
*SouthGobi Resources, Ltd.	12,000	171,728
#*Sprott Resource Corp.	16,255	81,977
*Sprott Resource Lending Corp.	24,454	42,981
*Stantec, Inc.	3,359	95,804
*Stornoway Diamond Corp.	40,500	23,458
Student Transportation, Inc.	8,498	53,805
Sun Life Financial, Inc.	47,557	1,496,501
Suncor Energy, Inc.	86,588	3,585,099
*SunOpta, Inc.	4,800	35,376
Superior Plus Corp.	4,600	54,299
*Swisher Hygiene, Inc.	9,700	60,737
*SXC Health Solutions Corp.	10,800	519,858
Talisman Energy, Inc.	73,400	1,681,526
#*Tanzanian Royalty Exploration Corp.	7,800	49,853
*Taseko Mines, Ltd.	5,400	30,577
Teck Resources, Ltd. Class B	43,200	2,616,548
Telus Corp.	300	14,875
Telus Corp. Non-Voting.	12,332	587,320
*Terra Energy Corp.	17,498	20,795
*Thompson Creek Metals Co., Inc.	21,100	286,362
Thomson Reuters Corp.	24,281	969,931
Tim Hortons, Inc.	5,075	207,693

1041

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CONTINUED

	Shares	Value††
CANADA — (Continued)
*Timminco, Ltd.	5,700	$3,302
*TMX Group, Inc.	2,120	80,705
*Torex Gold Resources, Inc.	500	724
Toromont Industries, Ltd.	5,400	169,493
Toronto Dominion Bank	48,900	3,660,602
Torstar Corp. Class B	7,000	98,357
Total Energy Services, Inc.	4,600	65,691
TransAlta Corp.	35,470	732,531
TransCanada Corp.	35,865	1,309,098
Transcontinental, Inc. Class A	9,200	156,465
TransForce, Inc.	5,900	79,307
*Transglobe Energy Corp.	8,100	98,687
Trican Well Service, Ltd.	11,000	241,015
Trinidad Drilling, Ltd.	15,373	110,843
*Twin Butte Energy, Ltd.	29,800	79,756
#*U308 Corp.	2,844	2,585
*UEX Corp.	18,400	42,263
Uni-Select, Inc.	2,696	76,059
#Uranium One, Inc.	90,120	589,490
*Ur-Energy, Inc.	100	325
*Valeant Pharmaceuticals International, Inc.	28,215	1,028,177
*Vector Aerospace Corp.	4,239	43,180
*Vero Energy, Inc.	3,900	23,680
*Viterra, Inc.	58,571	684,357
West Fraser Timber Co., Ltd.	4,648	234,222
*Western Coal Corp.	6,885	85,946
*Westport Innovations, Inc.	7,700	120,727
Wi-Lan, Inc.	2,800	18,511
Winpak, Ltd.	6,000	72,143
*Xtreme Coil Drilling Corp.	500	2,447
Yamana Gold, Inc.	61,400	691,045
Yellow Media, Inc.	75,371	461,401
*Yukon-Nevada Gold Corp.	20,500	13,716

TOTAL CANADA		85,917,163

CHILE — (0.6%)
AES Gener SA	94,076	46,569
Aguas Andinas SA Series A	284,336	144,169
Banco de Chile SA Series F ADR	3,096	261,333
Banco de Credito e Inversiones SA Series A	5,534	370,544
Banco Santander Chile SA	1,227,899	99,818
Banco Santander Chile SA ADR	324	27,501
Banmedica SA	34,214	71,515
Besalco SA	42,000	84,515
CAP SA	8,340	425,181
Cencosud SA	72,455	488,576
Cia Cervecerias Unidas SA ADR	3,200	173,664
Cia General de Electricidad SA	20,789	122,617
*Cia Sud Americana de Vapores SA	120,818	130,014
Colbun SA	415,803	109,234
*Corpbanca SA	6,329,164	104,329
Corpbanca SA ADR	912	72,750
Cristalerias de Chile SA	2,000	25,041
*E.CL SA	28,118	72,122
Embotelladora Andina SA Series B	17,884	86,422
Embotelladora Andina SA Series B ADR	315	9,655
Empresa Nacional de Electricidad SA Sponsored ADR	5,100	266,220
Empresas CMPC SA	9,058	447,670
Empresas Copec SA	23,620	404,962
*Empresas Iansa SA	761,908	107,727
*Empresas La Polar SA	36,416	223,357

1042

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CONTINUED

	Shares	Value††
CHILE — (Continued)
Enersis SA Sponsored ADR	13,820	$286,903
ENTEL Chile SA	18,601	315,667
Forus SA	7,930	25,996
Grupo Security SA	142,214	64,750
Inversiones Aguas Metropolitanas SA	128,565	198,180
#Lan Airlines SA Sponsored ADR	5,500	154,275
Madeco SA	1,270,000	76,247
*Masisa SA	684,122	104,770
*PAZ Corp. SA	83,422	98,580
Ripley Corp. SA	68,390	84,921
S.A.C.I. Falabella SA	8,570	85,336
Salfacorp SA	30,000	104,305
Sigdo Koppers SA	86,465	193,240
Sociedad Quimica y Minera de Chile SA Sponsored ADR	400	21,392
Socovesa SA	110,770	89,175
Sonda SA	78,110	185,172
Vina Concha Y Toro SA Sponsored ADR	600	27,720

TOTAL CHILE		6,492,134

CHINA — (4.8%)
A8 Digital Music Holdings, Ltd.	118,000	44,286
#Agile Property Holdings, Ltd.	320,000	479,881
*Air China, Ltd.	142,000	147,275
Ajisen China Holdings, Ltd.	69,000	105,724
#*Aluminum Corp. of China, Ltd. ADR	15,900	393,525
AMVIG Holdings, Ltd.	130,000	97,835
#Angang Steel Co., Ltd.	124,000	183,207
Anhui Conch Cement Co., Ltd.	80,000	372,676
Anhui Expressway Co., Ltd.	110,000	90,951
Anhui Tianda Oil Pipe Co., Ltd.	19,000	8,538
Anta Sports Products, Ltd.	41,000	66,028
Anton Oilfield Services Group	338,000	45,289
Asia Cement China Holdings Corp.	73,000	38,214
Aupu Group Holding Co., Ltd.	12,000	1,732
#*AviChina Industry & Technology Co., Ltd. Series H	296,000	141,833
Bank of China, Ltd.	3,869,800	2,021,434
Bank of Communications Co., Ltd.	302,450	289,625
Baoye Group Co., Ltd.	53,040	35,400
Beijing Capital International Airport Co., Ltd.	386,000	206,451
Beijing Capital Land, Ltd.	150,000	50,128
Beijing Enterprises Holdings, Ltd.	117,500	691,286
Beijing Jingkelong Co., Ltd.	6,000	8,275
#Beijing North Star Co., Ltd. Series H	102,000	27,193
Belle International Holdings, Ltd.	230,000	394,278
Bosideng International Holdings, Ltd.	398,000	124,011
*Brilliance China Automotive Holdings, Ltd.	696,000	525,962
#BYD Co., Ltd.	30,000	147,454
BYD Electronic International Co., Ltd.	157,500	105,123
Central China Real Estate, Ltd.	64,000	19,762
Centron Telecom International Holdings, Ltd.	6,600	1,545
#Chaoda Modern Agriculture Holdings, Ltd.	547,200	393,128
China Aerospace International Holdings, Ltd.	180,000	24,579
China Agri-Industries Holdings, Ltd.	282,000	303,655
China Aoyuan Property Group, Ltd.	301,000	56,676
China Automation Group, Ltd.	72,000	55,356
China BlueChemical, Ltd.	410,000	338,812
*China Chengtong Development Group, Ltd.	112,000	6,781
China Citic Bank Corp., Ltd.	790,000	518,041
China Coal Energy Co., Ltd.	288,000	424,822
China Communications Construction Co., Ltd.	388,000	315,783
China Communications Services Corp., Ltd.	452,000	278,833

1043

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CONTINUED

	Shares	Value††
CHINA — (Continued)
China Construction Bank Corp.	3,488,200	$3,087,209
#*China COSCO Holdings Co., Ltd.	161,000	174,922
#China Dongxiang Group Co., Ltd.	307,000	134,134
*China Eastern Airlines Corp., Ltd. ADR	1,626	38,374
#*China Energine International Holdings, Ltd.	94,000	7,516
China Everbright International, Ltd.	194,000	98,637
China Everbright, Ltd.	152,000	316,914
#China Foods, Ltd.	158,000	97,346
China Gas Holdings, Ltd.	248,000	108,785
*China Grand Forestry Green Resources Group, Ltd.	444,000	14,249
#China Green Holdings, Ltd.	84,000	82,579
China Haidian Holdings, Ltd.	450,000	60,281
#China High Speed Transmission Equipment Group Co., Ltd.	73,000	112,250
#China Huiyuan Juice Group, Ltd.	80,500	55,334
China Life Insurance Co., Ltd. ADR	6,850	399,286
China Mengniu Dairy Co., Ltd.	109,000	305,153
#China Merchants Bank Co., Ltd.	85,201	202,140
#China Merchants Holdings International Co., Ltd.	225,562	976,155
*China Mining Resources Group, Ltd.	1,150,000	25,483
China Mobile, Ltd.	8,000	78,690
China Mobile, Ltd. Sponsored ADR	58,300	2,864,862
*China Molybdenum Co., Ltd.	247,000	234,061
China National Building Material Co., Ltd.	206,000	517,308
China National Materials Co., Ltd.	224,000	192,777
China Nickel Resources Holding Co., Ltd.	194,000	34,285
#*China Oil & Gas Group, Ltd.	640,000	69,350
China Oilfield Services, Ltd.	126,000	245,278
China Overseas Land & Investment, Ltd.	168,480	319,959
*China Pacific Insurance Group Co., Ltd.	34,200	135,887
China Petroleum & Chemical Corp. ADR	8,600	947,892
#China Pharmaceutical Group, Ltd.	124,000	68,964
China Power International Development, Ltd.	271,000	55,416
*China Power New Energy Development Co., Ltd.	280,000	26,060
*China Properties Group, Ltd.	48,000	16,516
China Railway Construction Corp., Ltd.	179,000	221,328
China Railway Group, Ltd.	75,000	54,979
#*China Rare Earth Holdings, Ltd.	158,000	69,848
China Resources Enterprise, Ltd.	130,000	511,154
#China Resources Gas Group, Ltd.	26,000	35,325
China Resources Land, Ltd.	232,000	419,866
*China Resources Microelectronics, Ltd.	200,000	10,068
China Resources Power Holdings Co., Ltd.	122,000	212,781
*China Seven Star Shopping, Ltd.	380,000	5,664
China Shenhua Energy Co., Ltd. Series H	32,500	133,007
China Shineway Pharmaceutical Group, Ltd.	25,000	63,315
*China Shipping Container Lines Co., Ltd.	783,000	363,416
China Shipping Development Co., Ltd.	261,752	317,930
*China Southern Airlines Co., Ltd. ADR	2,850	72,932
China State Construction International Holdings, Ltd.	168,000	166,139
China Sunshine Paper Holdings Co., Ltd.	90,000	24,818
*China Taiping Insurance Holdings Co., Ltd.	50,000	141,165
China Telecom Corp., Ltd. ADR	3,400	200,872
*China Travel International Investment Hong Kong, Ltd.	368,108	81,534
China Unicom Hong Kong, Ltd. ADR	78,006	1,283,979
#China Wireless Technologies, Ltd.	28,000	15,601
China Yurun Food Group, Ltd.	62,000	201,973
#*Chinasoft International, Ltd.	40,000	9,877
#*Chongqing Iron & Steel Co., Ltd.	196,000	52,564
Chongqing Machinery & Electric Co., Ltd.	101,925	34,717
*CIMC Enric Holdings, Ltd.	70,000	29,737
*Citic 21CN Co., Ltd.	30,000	3,456

1044

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CONTINUED

	Shares	Value††
CHINA — (Continued)
CITIC Pacific, Ltd.	191,000	$516,534
*CITIC Resources Holdings, Ltd.	486,000	101,789
CNOOC, Ltd. ADR	3,200	712,512
*Coastal Greenland, Ltd.	238,000	15,939
Comba Telecom Systems Holdings, Ltd.	119,789	128,621
COSCO International Holdings, Ltd.	108,000	64,333
COSCO Pacific, Ltd.	260,000	486,368
#Coslight Technology International Group, Ltd.	40,000	22,872
Country Garden Holdings Co.	897,000	335,102
Dachan Food Asia, Ltd.	128,000	24,533
Dalian Port (PDA) Co., Ltd.	52,000	21,383
Daphne International Holdings, Ltd.	204,000	196,720
#Datang International Power Generation Co., Ltd.	186,000	65,236
*Delong Holdings, Ltd.	9,000	3,900
#Digital China Holdings, Ltd.	88,000	169,521
Dongfang Electric Co., Ltd.	30,400	129,281
Dongfeng Motor Corp.	270,000	481,360
Dongyue Group	57,000	31,138
Dynasty Fine Wines Group, Ltd.	114,000	53,004
ENN Energy Holdings, Ltd.	78,000	233,469
First Tractor Co., Ltd.	64,000	60,742
Fosun International, Ltd.	342,500	269,347
Franshion Properties China, Ltd.	664,000	192,403
#Fufeng Group, Ltd.	98,000	78,929
Fushan International Energy Group, Ltd.	214,000	145,181
*GCL Poly Energy Holdings, Ltd.	121,000	56,885
Geely Automobile Holdings, Ltd.	300,000	142,082
*Global Bio-Chem Technology Group Co., Ltd.	336,000	54,592
Goldbond Group Holdings, Ltd.	410,000	21,636
Golden Eagle Retail Group, Ltd.	41,000	112,468
*Golden Meditech Holdings, Ltd.	64,000	12,030
#*GOME Electrical Appliances Holdings, Ltd.	830,060	314,040
#Great Wall Motor Co., Ltd.	267,500	424,289
Greentown China Holdings, Ltd.	117,000	134,116
Guangdong Investment, Ltd.	354,000	181,047
Guangshen Railway Co., Ltd. Sponsored ADR	7,219	147,412
Guangzhou Automobile Group Co., Ltd.	506,259	653,774
*Guangzhou Investment Co., Ltd.	915,200	223,028
#Guangzhou Pharmaceutical Co., Ltd.	50,000	74,162
#Guangzhou R&F Properties Co., Ltd.	207,200	306,242
Guangzhou Shipyard International Co., Ltd.	44,000	96,541
#GZI Transportation, Ltd.	42,639	24,137
*Haier Electronics Group Co., Ltd.	161,000	169,613
Hainan Meilan International Airport Co., Ltd.	27,000	31,974
Haitian International Holdings, Ltd.	11,000	12,298
Harbin Power Equipment Co., Ltd.	118,236	149,495
#Heng Tai Consumables Group, Ltd.	409,500	61,742
Hengan International Group Co., Ltd.	25,000	187,661
#Hengdeli Holdings, Ltd.	306,000	172,460
#*Hi Sun Technology (China), Ltd.	102,000	37,102
Hidili Industry International Development, Ltd.	184,000	158,292
*HKC Holdings, Ltd.	305,477	17,138
#*Honghua Group, Ltd.	185,000	24,991
Hopewell Highway Infrastructure, Ltd.	58,300	45,724
#*Hopson Development Holdings, Ltd.	134,000	152,712
#Hua Han Bio-Pharmaceutical Holdings, Ltd.	43,200	13,924
Huabao International Holdings, Ltd.	50,000	73,971
#Huadian Power International Corp.	164,000	34,123
#Huaneng Power International, Inc. ADR	5,500	123,090
*Hunan Non-Ferrous Metal Corp., Ltd.	300,000	118,298
Industrial & Commercial Bank of China, Ltd. Series H	2,205,460	1,650,593

1045

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
*Inspur International, Ltd.	55,000	$4,753
*Interchina Holdings Co., Ltd.	204,000	33,982
Intime Department Store Group Co., Ltd.	95,000	139,277
Jiangsu Express Co., Ltd.	108,000	116,063
Jiangxi Copper Co., Ltd.	103,000	332,012
Ju Teng International Holdings, Ltd.	136,000	63,644
*Kai Yuan Holdings, Ltd.	940,000	31,505
*Kasen International Holdings, Ltd.	57,000	10,763
Kingboard Chemical Holdings, Ltd.	123,000	702,454
Kingboard Laminates Holdings, Ltd.	217,000	215,413
#Kingdee International Software Group Co., Ltd.	388,000	256,439
#Kingsoft Corp., Ltd.	47,000	25,862
*Kingway Brewery Holdings, Ltd.	208,000	50,370
Kunlun Energy Co., Ltd.	310,000	453,213
KWG Property Holding, Ltd.	145,900	109,205
Lai Fung Holdings, Ltd.	689,000	30,153
#Lee & Man Paper Manufacturing, Ltd.	328,600	229,253
Lenovo Group, Ltd.	510,000	297,455
#Li Ning Co., Ltd.	62,000	118,859
Lianhua Supermarket Holdings Co., Ltd.	28,000	130,710
Lingbao Gold Co., Ltd.	100,000	77,356
Little Sheep Group, Ltd.	59,000	36,686
#Lonking Holdings, Ltd.	272,000	158,887
Maanshan Iron & Steel Co., Ltd.	364,000	204,584
#Maoye International Holdings, Ltd.	174,000	77,559
MIN XIN Holdings, Ltd.	24,000	11,899
#Mingyuan Medicare Development Co., Ltd.	380,000	48,480
#*Minmetals Resources, Ltd.	252,000	171,084
Minth Group, Ltd.	108,000	164,104
*Nan Hai Corp, Ltd.	5,150,000	38,386
NetDragon Websoft, Inc.	59,500	28,104
New World China Land, Ltd.	193,200	78,711
New World Department Store China, Ltd.	78,000	60,208
Nine Dragons Paper Holdings, Ltd.	209,000	297,285
Pan Asia Environmental Protection Group, Ltd.	86,000	16,916
Parkson Retail Group, Ltd.	112,500	192,138
PetroChina Co., Ltd. ADR	9,000	1,253,430
#*PICC Property & Casualty Co., Ltd.	174,000	218,387
Ping An Insurance Group Co. of China, Ltd.	26,500	265,153
#*Poly Hong Kong Investment, Ltd.	167,000	156,279
Ports Design, Ltd.	28,500	78,644
#Prosperity International Holdings HK, Ltd.	320,000	19,749
Qin Jia Yuan Media Services Co., Ltd.	102,000	19,440
Qingling Motors Co., Ltd. Series H	150,000	43,600
*Qunxing Paper Holdings Co., Ltd.	147,174	50,212
Regent Manner International, Ltd.	20,000	16,419
REXLot Holdings, Ltd.	1,100,000	120,439
*Richly Field China Development, Ltd.	200,000	6,029
#Road King Infrastructure, Ltd.	71,000	65,092
Samson Holding, Ltd.	191,000	41,813
*Semiconductor Manufacturing International Corp.	3,141,000	246,148
Shandong Chenming Paper Holdings, Ltd. Series H	57,000	48,759
Shanghai Electric Group Co., Ltd.	154,000	92,982
#Shanghai Forte Land Co., Ltd.	234,000	101,659
Shanghai Industrial Holdings, Ltd.	123,000	492,983
#Shanghai Jin Jiang International Hotels Group Co., Ltd.	156,000	37,180
Shanghai Prime Machinery Co., Ltd.	82,000	21,851
Shanghai Zendai Property, Ltd.	1,505,000	56,094
Shenji Group Kunming Machine Tool Co., Ltd.	20,000	13,688
Shenzhen Expressway Co., Ltd.	100,000	59,026
Shenzhen International Holdings, Ltd.	1,422,500	126,434

1046

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
Shenzhen Investment, Ltd.	464,000	$164,769
Shenzhou International Group, Ltd.	78,000	91,284
Shimao Property Holdings, Ltd.	332,500	507,738
*Shougang Concord International Enterprises Co., Ltd.	564,000	83,760
#Shui On Land, Ltd.	556,693	267,158
Sichuan Expressway Co., Ltd.	204,000	129,099
Silver Grant International Industries, Ltd.	232,000	78,634
Sino Biopharmaceutical, Ltd.	583,999	188,954
*Sino Union Energy Investment Group, Ltd.	390,000	32,142
*Sinofert Holdings, Ltd.	448,000	250,492
Sinolink Worldwide Holdings, Ltd.	544,000	79,817
SinoMedia Holding, Ltd.	111,276	38,448
#Sino-Ocean Land Holdings, Ltd.	620,680	413,389
Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	3,300	200,607
#*Sinopec Yizheng Chemical Fibre Co., Ltd.	344,000	192,971
#Sinotrans Shipping, Ltd.	199,000	73,419
Sinotrans, Ltd.	252,000	68,182
Sinotruk Hong Kong, Ltd.	235,500	219,474
Skyworth Digital Holdings, Ltd.	183,555	115,028
#Soho China, Ltd.	457,500	362,368
#*Solargiga Energy Holdings, Ltd.	67,000	15,596
*Sound Global, Ltd.	64,000	37,325
SPG Land Holdings, Ltd.	14,350	7,791
SRE Group, Ltd.	450,000	45,285
TCC International Holdings, Ltd.	160,000	61,688
TCL Communication Technology Holdings, Ltd.	135,000	149,547
TCL Multimedia Technology Holdings, Ltd.	54,000	21,504
Tencent Holdings, Ltd.	27,000	701,819
Tian An China Investments Co., Ltd.	53,000	36,775
Tianjin Capital Environmental Protection Group Co., Ltd.	96,000	35,771
*Tianjin Development Holdings, Ltd.	110,000	93,626
#Tianjin Port Development Holdings, Ltd.	278,000	71,590
*Tianneng Power International, Ltd.	92,000	40,025
Tingyi (Cayman Islands) Holding Corp.	50,000	122,764
Tomson Group, Ltd.	98,360	40,711
Travelsky Technology, Ltd.	104,981	106,175
Tsingtao Brewery Co., Ltd.	24,000	110,889
*Uni-President China Holdings, Ltd.	86,000	48,648
#*United Energy Group, Ltd.	698,000	128,759
#Vinda International Holdings, Ltd.	100,000	94,215
#VODone, Ltd.	70,000	23,121
Want Want China Holdings, Ltd.	15,000	12,413
#*Wasion Group Holdings, Ltd.	84,000	44,245
Weichai Power Co., Ltd.	25,600	175,600
Weiqiao Textile Co., Ltd.	116,000	108,950
Welling Holding, Ltd.	552,000	29,565
Xiamen International Port Co., Ltd.	330,000	69,665
Xingda International Holdings, Ltd.	98,000	96,910
#Xingye Copper International Group, Ltd.	218,000	54,565
Xinhua Winshare Publishing & Media Co., Ltd.	59,000	35,228
#Xinjiang Xinxin Mining Industry Co., Ltd.	144,000	90,899
Xiwang Sugar Holdings Co., Ltd.	45,000	12,809
#XTEP International Holdings, Ltd.	95,500	63,026
Yanzhou Coal Mining Co., Ltd. Sponsored ADR	18,800	548,584
#Yip’s Chemical Holdings, Ltd.	96,000	115,597
Zhaojin Mining Industry Co., Ltd.	25,000	92,115
Zhejiang Expressway Co., Ltd.	136,000	126,831
*Zhong An Real Estate, Ltd.	84,000	19,566
Zhuzhou CSR Times Electric Co., Ltd.	35,000	135,192
Zijin Mining Group Co., Ltd.	178,000	141,462

1047

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
#ZTE Corp.	30,420	$120,683

TOTAL CHINA		53,487,907

COLOMBIA — (0.0%)
Bancolombia SA Sponsored ADR	1,500	87,660
Ecopetrol SA Sponsored ADR	2,800	119,672

TOTAL COLOMBIA		207,332

CZECH REPUBLIC — (0.1%)
*Central European Media Enterprises, Ltd.	6,550	120,172
CEZ A.S.	2,290	107,985
Komercni Banka A.S.	1,146	274,224
Pegas Nonwovens SA	2,000	50,637
Phillip Morris CR A.S.	100	57,889
Telefonica 02 Czech Republic A.S.	6,091	139,104
*Unipetrol A.S.	10,500	109,350

TOTAL CZECH REPUBLIC		859,361

DENMARK — (0.7%)
A.P. Moller - Maersk A.S.	78	759,808
Alk-Abello A.S.	554	36,447
*Alm. Brand A.S.	9,650	21,965
*Amagerbanken A.S.	90,366	58,489
Auriga Industries A.S. Series B	2,799	46,341
*Bang & Olufsen Holdings A.S.	7,131	89,957
*Bavarian Nordic A.S.	2,400	115,765
Carlsberg A.S. Series B	7,151	710,944
Coloplast A.S.	382	55,541
D/S Norden A.S.	3,149	106,899
Danisco A.S.	5,835	709,167
*Danske Bank A.S.	26,055	698,734
*DFDS A.S.	280	23,716
DSV A.S.	16,611	346,984
East Asiatic Co., Ltd. A.S.	3,064	93,760
FLSmidth & Co. A.S.	4,868	418,301
*Genmab A.S.	4,670	54,248
*GN Store Nord A.S.	30,363	290,828
*Greentech Energy Systems A.S.	14,213	44,161
H. Lundbeck A.S.	3,931	81,608
IC Companys A.S.	464	21,163
Jeudan A.S.	397	32,062
*Jyske Bank A.S.	10,240	460,300
*NeuroSearch A.S.	5,722	91,131
NKT Holding A.S.	3,550	206,955
*Nordjyske Bank A.S.	2,430	50,086
*Norresundby Bank A.S.	518	16,886
Novo-Nordisk A.S. Sponsored ADR	3,172	358,848
Novozymes A.S. Series B	1,001	138,727
*Parken Sport & Entertainment A.S.	1,975	40,127
Per Aarsleff A.S. Series B	329	26,307
*Ringkjoebing Landbobank A.S.	603	82,116
Rockwool International A.S.	1,105	130,194
#*Royal Unibrew A.S.	400	25,377
Satair A.S.	203	13,004
Schouw & Co. A.S.	1,401	32,034
SimCorp A.S.	230	35,065
*Sjaelso Gruppen A.S.	2,150	5,023
Solar Holdings A.S. Series B	757	60,679
*Spar Nord Bank A.S.	4,792	51,475
*Sydbank A.S.	10,624	306,800

1048

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
DENMARK — (Continued)
Thrane & Thrane A.S.	1,149	$54,653
Tivoli A.S.	8	4,907
*TK Development A.S.	12,748	53,355
*Topdanmark A.S.	1,240	179,093
*TopoTarget A.S.	55,970	33,679
*Torm A.S. ADR	5,100	36,516
Trygvesta A.S.	1,288	69,967
*Vestas Wind Systems A.S.	5,262	180,513
*Vestjysk Bank A.S.	568	7,056
*William Demant Holding A.S.	1,009	80,813

TOTAL DENMARK		7,648,574

EGYPT — (0.0%)
*Commercial International Bank Egypt S.A.E. Sponsored GDR	4,399	24,796
Orascom Construction Industries GDR	900	30,028

TOTAL EGYPT		54,824

FINLAND — (1.1%)
Ahlstrom Oyj	7,221	156,083
Alma Media Oyj	3,037	35,613
Amer Sports Oyj Series A	15,430	216,098
Aspo Oyj	2,372	29,588
Atria P.L.C.	2,101	25,278
#Cargotec Oyj Series B	5,752	268,706
*Cramo Oyj	7,537	199,123
Digia P.L.C.	3,414	25,952
*Elektrobit Corp. Oyj	5,993	5,921
Elisa Oyj	8,247	181,497
*Finnair Oyj	14,895	101,997
*Finnlines Oyj	2,556	27,639
Fiskars Oyj Abp Series A	4,822	114,470
Fortum Oyj	11,955	367,865
F-Secure Oyj	10,295	31,303
HKScan Oyj	5,207	55,611
Huhtamaki Oyj	14,104	204,519
KCI Konecranes Oyj	626	26,282
Kemira Oyj	19,176	298,883
Kesko Oyj	9,752	468,633
Kone Oyj Series B	4,035	219,887
#Lassila & Tikanoja Oyj	6,866	130,549
*Lemminkainen Oyj	823	28,989
Metso Corp. Oyj	12,903	689,006
Metso Corp. Oyj Sponsored ADR	200	10,688
*M-Real Oyj Series B	39,846	176,595
Neste Oil Oyj	19,164	361,925
Nokia Oyj	24,364	259,880
#Nokia Oyj Sponsored ADR	25,880	276,916
Nokian Renkaat Oyj	7,620	274,650
Okmetic Oyj	4,178	32,217
Olvi Oyj Series A	494	22,764
Oriola-KD Oyj Series B	28,965	127,969
Orion Oyj Series A	4,470	101,023
Orion Oyj Series B	5,607	126,713
Outokumpu Oyj	23,480	437,364
Outotec Oyj	1,629	91,387
PKC Group Oyj	1,692	35,211
Pohjola Bank P.L.C.	26,317	350,981
Ponsse Oyj	608	9,325
#Poyry Oyj	1,008	12,308
#Raisio P.L.C.	16,371	57,849
Ramirent Oyj	7,406	102,386

1049

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FINLAND — (Continued)
*Rautaruukki Oyj Series K	10,566	$263,686
Ruukki Group Oyj	27,736	74,588
Sampo Oyj	33,663	992,521
Sanoma Oyj	10,565	247,009
*SRV Group P.L.C.	2,131	19,752
Stockmann Oyj Abp Series A	937	34,875
Stockmann Oyj Abp Series B	3,874	124,537
Stora Enso Oyj Series R	104,848	1,247,232
Stora Enso Oyj Sponsored ADR	1,800	21,456
Tieto Oyj	8,284	174,441
#*Tikkurila Oyj	2,650	57,362
UPM-Kymmene Oyj	75,540	1,555,243
UPM-Kymmene Oyj Sponsored ADR	1,300	26,663
#Uponor Oyj Series A	5,561	96,715
Vacon Oyj	56	2,991
Vaisala Oyj Series A	958	27,759
Wartsila Corp. Oyj Series B	8,066	623,266
Yit Oyj	14,981	377,753

TOTAL FINLAND		12,745,492

FRANCE — (5.8%)
ABC Arbitrage SA	4,137	41,698
Accor SA	3,516	160,635
Aeroports de Paris SA	1,723	144,743
*Air France-KLM SA	20,257	369,824
Air Liquide SA	2,378	296,664
*Alcatel-Lucent SA	149,720	498,931
*Alcatel-Lucent SA Sponsored ADR	65,400	216,474
Alstom SA	4,025	224,632
#*Altamir Amboise SA	2,567	22,814
ALTEN SA	5,430	188,923
#*Altran Technologies SA	30,733	151,226
April Group SA	389	12,415
Arkema SA	9,424	655,357
Assystem SA	3,266	66,750
*Atari SA	8,198	33,729
*Atos Origin SA	9,680	538,564
Audika SA	1,267	30,474
Avenir Telecom SA	20,514	25,013
AXA SA	32,239	682,299
AXA SA Sponsored ADR	62,400	1,325,376
*Beneteau SA	6,084	131,187
*BioAlliance Pharma SA	3,689	30,286
bioMerieux SA	420	45,788
BNP Paribas SA	52,144	3,891,953
Boiron SA	1,642	63,771
*Bonduelle SCA	684	64,804
Bongrain SA	672	55,087
#Bourbon SA	5,718	254,096
*Boursorama SA	4,893	54,583
Bouygues SA	15,155	703,616
*Bull SA	19,152	84,445
Bureau Veritas SA	1,575	114,194
Canal Plus SA	10,759	81,713
Capgemini SA	17,986	904,838
Carrefour SA	9,203	449,919
Casino Guichard Perrachon SA	5,110	498,983
*Cegedim SA	802	50,388
CEGID Group SA	2,221	65,279
Christian Dior SA	1,703	233,727
Cie de Saint-Gobain SA	34,156	1,970,281

1050

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
*Cie Generale de Geophysique - Veritas SA	173	$5,240
*Cie Generale de Geophysique - Veritas Sponsored ADR	23,995	730,648
Cie Generale des Establissements Michelin SA Series B	14,226	1,035,301
Cie Generale D’Optique Essilor Intenational SA	3,437	229,789
Ciments Francais SA	1,433	127,354
*Club Mediterranee SA	6,169	141,287
CNP Assurances SA	13,896	306,842
Credit Agricole SA	53,718	792,745
Danone SA	6,485	389,882
Dassault Systemes SA	1,913	150,203
#Dassault Systemes SA ADR	614	48,365
Delachaux SA	1,972	169,870
*Derichebourg SA	19,759	167,487
*Devoteam SA	2,730	68,664
*DreamNex SA	634	23,964
*Edenred SA	8,464	202,045
#EDF Energies Nouvelles SA	1,744	75,397
Eiffage SA	4,125	211,966
Electricite de France SA	3,163	139,330
Eramet SA	647	229,815
Esso S.A.F.	381	54,502
Establissements Maurel et Prom SA	11,601	217,160
*Euler Hermes SA	4,126	379,609
*Euro Disney SCA	6,546	39,059
#*Eurofins Scientific SA	59	3,945
*European Aeronautic Defence & Space Co. SA	35,522	1,024,263
Eutelsat Communications SA	3,757	137,043
Faiveley Transport SA	772	68,838
Fimalac SA	846	36,757
France Telecom SA	42,005	916,135
France Telecom SA Sponsored ADR	23,020	505,289
GDF Suez SA	66,890	2,649,506
Gemalto NV	10,578	534,399
*GFI Informatique SA	8,022	35,469
GIFI SA	765	63,815
GL Events SA	2,371	80,587
Groupe Crit SA	1,156	34,154
Groupe Danone SA	600	7,212
Groupe Eurotunnel SA	61,845	600,934
Groupe Steria SCA	8,937	257,642
Guerbet SA	123	10,536
#Guyenne et Gascogne SA	1,049	131,927
*Haulotte Group SA	4,396	68,864
Havas SA	39,552	207,015
#Hermes International SA	896	180,449
Iliad SA	443	47,078
Imerys SA	5,014	330,245
*IMS International Metal Service SA	2,146	39,150
Ingenico SA	5,212	193,438
*Inter Parfums SA	1,229	42,342
Ipsen SA	1,467	51,171
Ipsos SA	2,057	99,738
*JCDecaux SA	8,326	266,110
*Kaufman & Broad SA	1,409	44,489
Korian SA	2,009	47,637
Lafarge SA	17,719	1,051,588
Lafarge SA Sponsored ADR	1,300	19,370
Lagardere SCA	18,963	842,960
#Laurent-Perrier SA	864	89,319
*LDC SA	204	21,129
Legrand SA	7,517	302,643

1051

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Lisi SA	865	$65,051
L’Oreal SA	1,886	218,779
LVMH Moet Hennessy Louis Vuitton SA	3,079	480,473
M6 Metropole Television SA	5,638	137,535
#*Manitou BF SA	5,107	147,047
Manutan International SA	734	50,727
*Meetic SA	2,868	66,028
Mersen SA	6,409	338,157
*METabolic EXplorer SA	3,694	32,057
*Modelabs Group	7,172	31,563
*Natixis SA	126,742	673,035
Naturex SA	1,083	63,691
#Neopost SA	2,334	211,145
Nexans SA	3,935	315,679
Nexity SA	4,173	192,639
*NicOx SA	34,601	104,835
Norbert Dentressangle SA	282	29,713
NRJ Group SA	4,409	50,092
*Oeneo SA	13,439	42,180
#Orpea SA	2,074	97,580
#*PagesJaunes Groupe SA	11,583	118,798
*Parrot SA	1,599	53,173
Pernod-Ricard SA	7,907	752,025
*Peugeot SA	24,676	1,031,799
Pierre & Vacances SA	480	42,102
Plastic Omnium SA	2,584	201,778
PPR SA	6,628	1,057,361
Publicis Groupe SA	6,834	351,555
Publicis Groupe SA ADR	800	20,624
Rallye SA	3,094	139,677
*Recylex SA	5,815	55,789
Remy Cointreau SA	2,587	182,738
*Renault SA	18,231	1,191,773
*Rexel SA	20,503	461,339
*Rhodia SA	10,626	316,977
*Rodriguez Group SA	3,724	25,137
Rubis SA	1,790	207,837
*Sa des Ciments Vicat SA	1,785	135,776
Safran SA	14,546	525,539
Saft Groupe SA	7,959	301,619
Sanofi-Aventis SA	17,594	1,202,422
Sanofi-Aventis SA ADR	29,086	1,000,849
*Sartorius Stedim Biotech SA	709	37,990
Schneider Electric SA	15,365	2,392,232
SCOR SE	28,005	774,928
SEB SA	2,824	280,314
*Seche Environnement SA	824	70,488
#Sechilienne SA	2,146	60,613
SeLoger.com SA	2,154	111,585
*Sequana SA	7,137	135,104
SES SA	7,157	172,379
Societe BIC SA	3,399	292,011
Societe Generale Paris SA	34,508	2,228,979
Societe Television Francaise 1 SA	14,703	285,216
Sodexo SA	2,674	183,862
#*Soitec SA	21,775	269,332
Somfy SA	147	36,895
Sopra Group SA	1,277	119,284
Stallergenes SA	1,477	119,133
*Ste Industrielle d’Aviation Latecoere SA	462	5,519
Stef-TFE SA	523	29,194

1052

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CONTINUED

	Shares	Value††
FRANCE — (Continued)
STMicroelectronics NV	70,024	$846,975
STMicroelectronics NV ADR	29,790	361,055
Sucriere de Pithiviers Le Vieil SA	19	22,089
Suez Environnement SA	5,676	117,235
*Sword Group SA	1,588	49,190
Synergie SA	3,386	96,378
*Technicolor SA	11,563	66,864
Technip SA	10,020	973,438
Technip SA ADR	400	39,000
Teleperformance SA	7,005	252,090
Thales SA	9,999	371,474
#*Theolia SA	21,695	35,901
Total SA	8,644	505,815
Total SA Sponsored ADR	64,819	3,809,413
Toupargel Groupe SA	334	6,465
*Transgene SA	1,406	29,574
*Trigano SA	2,400	80,518
#*UbiSoft Entertainment SA	12,434	146,053
*Valeo SA	10,207	598,300
Vallourec SA	3,210	348,866
Veolia Environnement SA ADR	8,800	276,320
*Vetoquinol SA	275	11,424
Viel et Compagnie SA	12,255	50,188
Vilmorin & Cie SA	586	70,970
Vinci SA	8,785	507,224
Virbac SA	447	69,335
*Vivalis SA	3,787	41,316
Vivendi SA	66,549	1,902,446
Zodiac Aerospace SA	6,425	478,956

TOTAL FRANCE		64,909,812

GERMANY — (4.3%)
*Aareal Bank AG	9,618	297,289
Adidas-Salomon AG	7,697	479,002
*ADVA AG Optical Networking	6,955	60,532
#*Air Berlin P.L.C.	7,620	36,452
Aixtron AG	4,185	172,803
Allianz SE	16,512	2,300,267
Allianz SE Sponsored ADR	69,550	970,918
*Arques Industries AG	3,257	19,554
#Asian Bamboo AG	1,885	100,641
*Augusta Technologie AG	5,631	131,926
Aurubis AG	4,501	254,563
Axel Springer AG	1,235	196,162
*Balda AG	6,283	62,400
BASF SE	9,974	771,119
BASF SE Sponsored ADR	1,000	77,300
*Bauer AG	1,096	55,904
Bayer AG	9,897	731,603
Bayer AG Sponsored ADR	200	14,796
Bayerische Motoren Werke AG	25,204	1,934,334
BayWa AG	1,927	87,495
Bechtle AG	1,781	73,664
Beiersdorf AG	1,420	77,942
*Bertrandt AG	946	68,262
Bilfinger Berger SE	5,987	529,623
Biotest AG	355	23,099
Carl Zeiss Meditec AG	3,774	72,237
*Celesio AG	12,876	325,194
*Centrotec Sustainable AG	2,715	74,157
#*Centrotherm Photovoltaics AG	1,169	48,005

1053

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Cewe Color Holding AG	871	$39,648
Comdirect Bank AG	3,278	36,429
#*Commerzbank AG	61,480	472,385
CompuGroup Medical AG	1,550	25,362
*Continental AG	3,084	242,916
CropEnergies AG	5,648	44,817
CTS Eventim AG	1,199	77,241
*Curanum AG	391	1,302
DAB Bank AG	1,539	9,916
*Daimler AG	32,217	2,364,627
*Delticom AG	1,069	88,544
*Demag Cranes AG	3,324	160,739
Deutsche Bank AG (5750355)	5,709	337,573
Deutsche Bank AG (D18190898)	40,050	2,344,928
*Deutsche Beteiligungs AG	1,309	37,303
Deutsche Boerse AG	2,406	183,477
*Deutsche Lufthansa AG	35,719	750,505
Deutsche Post AG	57,416	1,054,575
Deutsche Telekom AG	53,587	716,358
Deutsche Telekom AG Sponsored ADR	104,159	1,387,398
*Deutz AG	8,970	75,073
*Dialog Semiconductor P.L.C.	3,764	84,996
Douglas Holding AG	3,531	190,021
Drillisch AG	6,873	56,422
*Duerr AG	2,774	92,820
DVB Bank SE	433	15,216
*E.ON AG	96,557	3,228,626
E.ON AG Sponsored ADR	3,600	120,276
Elexis AG	1,457	25,973
*Elmos Semiconductor AG	1,781	24,532
ElreingKlinger AG	4,474	144,250
*Epigenomics AG	11,624	26,524
*Evotec AG	35,662	161,986
Fielmann AG	537	48,886
Fraport AG	5,583	393,840
Freenet AG	14,158	166,427
Fresenius Medical Care AG & Co KGaA ADR	2,100	122,976
Fresenius SE & Co KGaA	5,298	462,810
Fuchs Petrolub AG	579	72,781
GEA Group AG	18,357	524,551
Generali Deutschland Holding AG	4,368	543,531
*Gerresheimer AG	5,084	210,868
Gerry Weber International AG	973	46,703
Gesco AG	186	13,853
GFK SE	1,219	63,113
Gildemeister AG	13,778	295,590
*Grammer AG	3,456	79,267
Grenkeleasing AG	1,850	99,058
*H&R WASAG AG	1,144	32,107
Hannover Rueckversicherung AG	10,434	583,556
*Heidelberger Druckmaschinen AG	49,077	234,204
Heidelberger Zement AG	12,910	850,281
Henkel AG & Co. KGaA	4,418	227,406
Hochtief AG	4,969	439,778
*Homag Group AG	1,385	29,803
Indus Holding AG	1,275	38,159
*Infineon Technologies AG	61,111	653,988
*Infineon Technologies AG ADR	55,013	604,593
#*IVG Immobilien AG	19,649	192,419
*Jenoptik AG	11,715	89,208
K&S AG	3,614	267,340

1054

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CONTINUED

	Shares	Value††
GERMANY — (Continued)
*Kloeckner & Co. SE	9,636	$310,018
*Koenig & Bauer AG	317	7,410
Kontron AG	11,542	132,589
#*Krones AG	1,893	123,501
*Kuka AG	4,421	105,596
KWS Saat AG	383	75,050
Lanxess AG	11,046	802,437
*Leoni AG	5,543	234,591
Linde AG	8,023	1,171,381
*LPKF Laser & Electronics AG	1,002	19,554
MAN SE	9,748	1,134,684
*Manz Automation AG	880	56,857
*Medigene AG	5,234	15,659
Medion AG	3,058	50,774
*Merck KGaA	6,093	521,851
Metro AG	3,728	262,897
MLP AG	9,812	104,392
*Morphosys AG	3,702	97,324
MTU Aero Engines Holding AG	3,208	227,435
Munchener Rueckversicherungs-Gesellschaft AG	10,150	1,591,085
MVV Energie AG	1,073	39,769
*Nordex SE	2,832	20,914
*Patrizia Immobilien AG	7,346	49,709
Pfeiffer Vacuum Technology AG	447	51,795
#*Pfleiderer AG	11,058	25,942
*Phoenix Solar AG	1,026	31,302
*PNE Wind AG	14,369	36,307
Porsche Automobil Holding SE	6,958	649,350
#Praktiker Bau-und Heimwerkermaerkte Holding AG	14,777	151,225
Puma AG Rudolf Dassler Sport	494	152,476
PVA TePla AG	3,327	18,142
#*Q-Cells SE	30,135	102,794
*QIAGEN NV	24,816	455,239
*QSC AG	23,436	104,363
Rheinmetall AG	3,848	328,977
Rhoen-Klinikum AG	14,321	334,731
*Roth & Rau AG	4,345	88,973
RWE AG	4,673	338,113
Salzgitter AG	6,496	528,019
SAP AG Sponsored ADR	6,000	347,400
#*SGL Carbon SE	5,787	218,660
#Siemens AG	821	105,528
Siemens AG Sponsored ADR	9,500	1,219,895
#*Singulus Technologies AG	9,171	52,952
Sixt AG	1,860	83,644
#*SKW Stahl-Metallurgie Holding AG	2,207	58,055
*Sky Deutschland AG	80,019	302,245
SMA Solar Technology AG	295	29,476
Software AG	1,050	166,260
#*Solar Millennium AG	3,285	79,539
*Solar-Fabrik AG	2,182	13,079
#*Solarworld AG	7,777	76,880
#*Solon SE	2,041	6,219
Stada Arzneimittel AG	6,680	248,565
Stratec Biomedical Systems AG	978	42,543
Suedzucker AG	9,415	251,354
*Sunways AG	1,022	5,398
*Suss Microtec AG	6,672	98,297
Symrise AG	8,140	229,808
*TAG Immobilien AG	475	4,201
Takkt AG	897	14,110

1055

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Telegate AG	3,104	$33,274
#ThyssenKrupp AG	26,367	1,071,936
Tognum AG	2,199	55,419
*Tomorrow Focus AG	3,932	22,056
#*TUI AG	23,987	331,004
United Internet AG	6,740	111,698
*Verbio AG	3,646	21,540
*Versatel AG	1,678	11,037
#Volkswagen AG	1,633	248,432
Vossloh AG	776	96,311
*VTG AG	1,454	29,105
Wacker Chemie AG	616	111,723
*Wacker Neuson SE	4,113	68,693
Wincor Nixdorf AG	1,491	113,654
#Wirecard AG	5,551	88,652
*XING AG	903	49,430
Zhongde Waste Technology AG	1,482	22,548

TOTAL GERMANY		48,750,942

GREECE — (0.4%)
*Agricultural Bank of Greece S.A.	33,348	34,694
Alapis Holding Industrial & Commercial S.A. of Pharmaceutical Chemical Products	56,447	41,027
*Alpha Bank A.E.	68,917	404,314
*Anek Lines S.A.	12,892	4,049
*Attica Bank S.A.	23,070	30,832
Bank of Cyprus Public Co., Ltd. S.A.	44,476	188,302
Bank of Greece S.A.	1,841	88,262
Coca-Cola Hellenic Bottling Co. S.A.	1,698	49,966
Coca-Cola Hellenic Bottling Co. S.A. ADR	13,700	406,753
Diagnostic & Therapeutic Center of Athens Hygeia S.A.	8,796	8,078
*EFG Eurobank Ergasias S.A.	52,343	307,121
Ellaktor S.A.	14,109	72,923
*Emporiki Bank of Greece S.A.	1,191	2,608
EYDAP Athens Water Supply & Sewage Co. S.A.	6,973	47,223
*Folli Follie Group S.A.	4,559	90,009
*Forthnet S.A.	39,875	34,910
Fourlis Holdings S.A.	7,020	53,737
Frigoglass S.A.	7,802	120,120
GEK Terna S.A.	6,564	31,872
*Geniki Bank S.A.	6,960	18,616
Hellenic Exchanges S.A.	10,897	83,560
Hellenic Petroleum S.A.	17,587	167,529
Hellenic Telecommunication Organization Co. S.A.	9,540	98,441
Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	16,149	81,391
Heracles General Cement Co. S.A.	444	2,863
Iaso S.A.	3,671	6,731
*Intracom Holdings S.A.	3,021	2,110
*Intralot S.A. Integrated Lottery Systems & Services	10,886	37,401
J&P-Avax S.A.	816	1,526
JUMBO S.A.	14,066	97,808
Marfin Investment Group S.A.	92,876	91,304
Marfin Popular Bank PCL	22,503	33,231
Metka S.A.	6,384	93,529
Michaniki S.A.	7,913	4,979
Motor Oil (Hellas) Corinth Refineries S.A.	7,616	96,539
*Mytilineos Holdings S.A.	13,244	95,041
*National Bank of Greece S.A.	56,679	550,534
National Bank of Greece S.A. ADR	141,183	269,660
OPAP S.A.	8,135	164,221
#*Piraeus Bank S.A.	176,987	401,862
*Piraeus Port Authority S.A.	2,736	50,287

1056

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CONTINUED

	Shares	Value††
GREECE — (Continued)
*Proton Bank S.A.	2,550	$2,477
Public Power Corp. S.A.	7,236	118,111
S&B Industrial Minerals S.A.	3,250	18,381
*Sidenor Steel Products Manufacturing Co. S.A.	3,000	12,952
*Teletypos S.A. Mega Channel	1,702	3,918
Terna Energy S.A.	4,497	21,993
Titan Cement Co. S.A.	8,034	169,715
*TT Hellenic Postbank S.A.	19,848	86,020
*Viohalco S.A.	11,493	70,406

TOTAL GREECE		4,969,936

HONG KONG — (1.8%)
AAC Acoustic Technologies Holdings, Inc.	54,000	147,434
Alco Holdings, Ltd.	20,000	9,414
Allied Group, Ltd.	4,000	14,895
Allied Properties, Ltd.	636,068	123,476
*Apac Resources, Ltd.	520,000	33,163
Asia Satellite Telecommunications Holdings, Ltd.	39,000	67,514
ASM Pacific Technology, Ltd.	7,400	88,246
*Associated International Hotels, Ltd.	20,000	44,642
Bank of East Asia, Ltd.	90,998	397,256
Bauhaus International Holdings, Ltd.	18,000	7,304
*Beijing Development HK, Ltd.	48,000	8,740
*Beijing Enterprises Water Group, Ltd.	46,000	18,173
*Birmingham International Holdings, Ltd.	970,000	28,837
BOC Hong Kong Holdings, Ltd.	55,000	177,839
Bossini International Holdings, Ltd.	116,000	13,300
Brightoil Petroleum Holdings, Ltd.	53,000	32,787
*Burwill Holdings, Ltd.	724,000	48,390
C C Land Holdings, Ltd.	243,000	88,953
Cafe de Coral Holdings, Ltd.	24,000	57,539
*Capital Estate, Ltd.	215,000	11,638
Cathay Pacific Airways, Ltd.	97,000	246,095
Celestial Asia Securities Holdings, Ltd.	180,000	14,061
Century City International Holdings, Ltd.	215,600	16,627
Century Sunshine Group Holdings, Ltd.	220,000	7,922
Champion Technology Holdings, Ltd.	702,000	14,788
Cheung Kong Holdings, Ltd.	87,000	1,444,693
Cheung Kong Infrastructure Holdings, Ltd.	25,000	118,407
Chevalier International Holdings, Ltd.	32,000	39,055
Chevalier Pacific Holdings, Ltd.	110,000	4,029
*China Boon Holdings, Ltd.	160,000	8,228
#*China Energy Development Holdings, Ltd.	808,000	44,659
*China Glass Holdings, Ltd.	36,000	32,144
China Metal International Holdings, Ltd.	190,000	62,876
*China Motion Telecom International, Ltd.	947,000	18,220
*China Resources Cement Holdings, Ltd.	66,000	50,096
*China Solar Energy Holdings, Ltd.	910,000	14,317
*China Strategic Holdings, Ltd.	1,070,000	34,199
*China Timber Resources Group, Ltd.	700,000	38,228
*China WindPower Group, Ltd.	1,450,000	139,857
China-Hongkong Photo Products Holdings, Ltd.	50,000	6,215
Chong Hing Bank, Ltd.	28,000	81,706
Chow Sang Sang Holdings, Ltd.	48,000	100,731
Chu Kong Shipping Development Co., Ltd.	132,000	32,752
Chuang’s Consortium International, Ltd.	36,000	5,204
*CK Life Sciences International Holdings, Inc.	430,000	33,213
CLP Holdings, Ltd.	22,500	182,477
Cross-Harbour Holdings, Ltd. (The)	40,000	35,233
*CSI Properties, Ltd.	1,230,000	36,006
*CST Mining Group, Ltd.	2,639,753	77,817

1057

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CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Culture Landmark Investment, Ltd.	488,000	$11,972
*Dah Chong Hong Holdings, Ltd.	41,000	38,987
Dah Sing Banking Group, Ltd.	62,040	109,823
#Dah Sing Financial Holdings, Ltd.	25,650	180,048
Dawnrays Pharmaceutical Holdings, Ltd.	56,000	23,808
*DBA Telecommunication Asia Holdings, Ltd.	72,000	15,221
Dickson Concepts International, Ltd.	55,000	43,034
Eagle Nice International Holdings, Ltd.	42,000	11,883
Emperor International Holdings, Ltd.	177,334	35,905
#*ENM Holdings, Ltd.	428,000	43,772
*EPI Holdings, Ltd.	2,060,000	14,312
Esprit Holdings, Ltd.	26,488	125,941
*eSun Holdings, Ltd.	282,000	68,074
Fairwood, Ltd.	21,000	29,381
Far East Consortium International, Ltd.	177,000	46,022
First Pacific Co., Ltd.	230,400	199,661
*Fong’s Industries Co., Ltd.	8,000	5,406
*Fountain SET Holdings, Ltd.	120,000	22,758
*Foxconn International Holdings, Ltd.	217,000	154,294
Fubon Bank Hong Kong, Ltd.	76,000	48,166
#*Galaxy Entertainment Group, Ltd.	140,000	216,485
#*Genting Hong Kong, Ltd.	281,000	129,834
Get Nice Holdings, Ltd.	486,000	35,165
Giordano International, Ltd.	98,000	58,313
*Global Sweeteners Holdings, Ltd.	110,000	20,679
Glorious Sun Enterprises, Ltd.	170,000	73,473
Gold Peak Industries Holding, Ltd.	262,000	37,142
*Golden Resorts Group, Ltd.	890,000	51,361
Golden Resources Development International, Ltd.	526,000	37,298
*Goldin Properties Holdings, Ltd.	42,000	24,506
Great Eagle Holdings, Ltd.	38,924	130,545
*G-Resources Group, Ltd.	1,149,000	87,368
Guangnan Holdings, Ltd.	174,000	43,065
*Guojin Resources Holdings, Ltd.	224,000	7,003
Hang Lung Group, Ltd.	61,000	382,935
Hang Lung Properties, Ltd.	90,000	395,231
Hang Seng Bank, Ltd.	5,800	95,952
*Hannstar Board International Holdings, Ltd.	120,000	17,633
Harbour Centre Development, Ltd.	14,000	19,456
Henderson Investment, Ltd.	602,000	58,118
Henderson Land Development Co., Ltd.	68,352	476,503
HKR International, Ltd.	186,400	117,194
Hon Kwok Land Investment Co., Ltd.	20,000	8,104
Hong Kong & China Gas Co., Ltd.	27,100	61,510
Hong Kong & Shanghai Hotels, Ltd.	70,500	123,849
Hong Kong Electric Holdings, Ltd.	17,000	107,562
*Hong Kong Energy Holdings, Ltd.	3,598	246
Hong Kong Exchanges & Clearing, Ltd.	8,400	193,875
Hong Kong Ferry Holdings, Ltd.	27,000	26,122
*Hongkong Chinese, Ltd.	66,495	14,343
Hopewell Holdings, Ltd.	102,000	331,556
Hung Hing Printing Group, Ltd.	92,000	40,110
*Huscoke Resources Holdings, Ltd.	568,000	29,182
*Hutchison Harbour Ring, Ltd.	440,000	56,441
Hutchison Telecommunications Hong Kong Holdings, Ltd.	179,000	60,778
Hutchison Whampoa, Ltd.	130,000	1,523,897
*I-Cable Communications, Ltd.	157,000	19,216
IPE Group, Ltd.	135,000	23,652
#IT, Ltd.	158,000	107,398
Johnson Electric Holdings, Ltd.	324,500	232,572
#K Wah International Holdings, Ltd.	147,000	66,969

1058

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Kerry Properties, Ltd.	76,000	$408,768
*King Stone Energy Group, Ltd.	1,140,000	26,760
Kingmaker Footwear Holdings, Ltd.	186,000	38,225
*Ko Yo Ecological Agrotech Group, Ltd.	40,000	1,127
*Kowloon Development Co., Ltd.	26,000	37,941
*Lai Sun Development Co., Ltd.	768,000	27,789
#Le Saunda Holdings, Ltd.	126,000	61,657
Lerado Group Holdings Co., Ltd.	80,000	14,617
Li & Fung, Ltd.	32,000	208,426
Lifestyle International Holdings, Ltd.	29,000	72,496
#Lijun International Pharmaceutical Holding, Ltd.	245,000	63,914
*Lippo China Resources, Ltd.	408,000	15,510
Lippo, Ltd.	55,000	27,099
*Lisi Group Holdings, Ltd.	346,000	25,263
Liu Chong Hing Investment, Ltd.	16,000	24,053
*Longrun Tea Group Co., Ltd.	70,000	5,930
Luks Industrial Group, Ltd.	24,000	8,338
Lung Kee (Bermuda) Holdings, Ltd.	40,000	26,985
*Magnificent Estates, Ltd.	320,000	14,625
Melco International Development, Ltd.	161,000	120,108
Midland Holdings, Ltd.	60,000	48,591
*Ming Fai International Holdings, Ltd.	67,000	24,207
*Ming Fung Jewellery Group, Ltd.	770,000	74,268
Miramar Hotel & Investment Co., Ltd.	9,000	11,163
#*Mongolia Energy Corp, Ltd.	485,000	136,441
MTR Corp., Ltd.	57,363	211,445
#Neo-Neon Holdings, Ltd.	96,000	50,455
*New Times Energy Corp, Ltd.	832,000	20,328
New World Development Co., Ltd.	257,824	495,138
*Newocean Green Energy Holdings, Ltd.	194,000	37,183
*Next Media, Ltd.	290,000	41,343
*North Asia Resources Holdings, Ltd.	80,000	13,495
NWS Holdings, Ltd.	148,406	254,785
*Omnicorp, Ltd.	28,000	10,483
#*Orange Sky Golden Harvest Entertainment Holdings, Ltd.	675,000	51,456
*Orient Overseas International, Ltd.	28,000	284,671
Oriental Watch Holdings, Ltd.	42,000	21,602
*Pacific Andes International Holdings, Ltd.	689,947	123,625
Pacific Basin Shipping, Ltd.	232,000	151,421
Pacific Century Premium Developments, Ltd.	243,000	45,669
Paliburg Holdings, Ltd.	130,000	49,882
PCCW, Ltd.	373,000	176,715
*Pico Far East Holdings, Ltd.	144,000	29,232
*Polytec Asset Holdings, Ltd.	205,000	34,787
Public Financial Holdings, Ltd.	72,000	50,846
*PYI Corp., Ltd.	766,000	41,083
Regal Hotels International Holdings, Ltd.	172,000	70,155
Royale Furniture Holdings, Ltd.	20,000	10,482
Samling Global, Ltd.	218,000	17,143
SEA Holdings, Ltd.	90,000	58,362
Shangri-La Asia, Ltd.	171,166	447,482
Shenyin Wanguo, Ltd.	75,000	33,798
Shougang Concord Century Holdings, Ltd.	184,000	19,443
*Shougang Concord Technology Holdings, Ltd.	340,000	17,976
Shui On Construction & Materials, Ltd.	24,000	33,183
#Shun Tak Holdings, Ltd.	180,000	112,516
Sing Tao News Corp., Ltd.	204,000	65,915
*Singamas Container Holdings, Ltd.	424,000	146,169
*Sino Dragon New Energy Holdings, Ltd.	192,000	32,319
*Sino Gas Group, Ltd.	750,000	29,465
Sino Land Co., Ltd.	232,805	443,391

1059

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CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Sino Prosper State Gold Resources Holdings, Ltd.	100,000	$5,112
#Smartone Telecommunications Holdings, Ltd.	52,000	144,342
Solomon Systech International, Ltd.	378,000	23,591
South China (China), Ltd.	464,000	32,271
Stella International Holdings, Ltd.	36,500	79,386
Sun Hung Kai & Co., Ltd.	68,104	50,841
Sun Hung Kai Properties, Ltd.	53,000	890,008
*Sun Innovation Holdings, Ltd.	420,000	14,060
*Superb Summit International Timber Co., Ltd.	500,000	25,208
*Sustainable Forest Holdings, Ltd.	337,500	16,971
Tai Cheung Holdings, Ltd.	94,000	75,743
Tan Chong International, Ltd.	24,000	6,300
#Techtronic Industries Co., Ltd.	142,000	178,326
Television Broadcasts, Ltd.	9,000	48,623
*Texhong Textile Group, Ltd.	92,000	86,158
Texwinca Holdings, Ltd.	24,000	26,054
*Tom Group, Ltd.	60,000	8,699
Tongda Group Holdings, Ltd.	530,000	32,120
*Town Health International Investments, Ltd.	84,000	15,082
Towngas China Co., Ltd.	97,000	49,919
Transport International Holdings, Ltd.	27,600	88,431
Truly International Holdings, Ltd.	308,000	81,379
*TSC Offshore Group, Ltd.	111,000	27,433
Tse Sui Luen Jewellery International, Ltd.	2,000	1,449
#*United Laboratories International Holdings, Ltd. (The)	74,000	118,827
Varitronix International, Ltd.	113,000	57,210
Vedan International Holdings, Ltd.	164,000	15,419
Victory City International Holdings, Ltd.	264,722	55,945
Vitasoy International Holdings, Ltd.	80,000	70,613
*Vongroup, Ltd.	815,000	7,998
*VST Holdings, Ltd.	108,000	39,557
#Vtech Holdings, Ltd.	7,000	78,248
Wharf Holdings, Ltd.	85,000	649,100
Wheelock & Co., Ltd.	98,000	397,945
Wing Hang Bank, Ltd.	11,000	148,452
Wing On Co. International, Ltd.	32,000	66,512
*Wing Tai Properties, Ltd.	140,000	58,185
Winsor Properties Holdings, Ltd.	2,000	3,928
*Winteam Pharmaceutical Group, Ltd.	194,000	36,432
*Xinyi Glass Holdings, Ltd.	100,000	83,266
Yue Yuen Industrial Holdings, Ltd.	44,500	153,753
*ZZNode Technologies Co., Ltd	208,000	22,744

TOTAL HONG KONG		20,459,888

HUNGARY — (0.1%)
Egis Gyogyszergyar NYRT	1,030	111,054
#*FHB Mortgage Bank NYRT	6,244	31,020
Magyar Telekom Telecommunications P.L.C.	14,077	38,190
Magyar Telekom Telecommunications P.L.C. Sponsored ADR	4,800	65,520
#*MOL Hungarian Oil & Gas P.L.C.	2,028	227,326
*OTP Bank P.L.C.	16,257	454,302
*PannErgy P.L.C.	10,773	48,681
Richter Gedeon NYRT	1,268	269,941

TOTAL HUNGARY		1,246,034

INDIA — (2.3%)
Aban Offshore, Ltd.	770	11,284
ABG Shipyard, Ltd.	7,485	57,028
ACC, Ltd.	7,831	169,096
Adani Enterprises, Ltd.	11,679	144,462
*Adani Power, Ltd.	11,099	29,903

1060

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Aditya Birla Nuvo, Ltd.	4,026	$66,204
*Agre Developers, Ltd.	446	575
Akzo Nobel India, Ltd.	399	6,228
Allahabad Bank, Ltd.	40,781	180,952
*Allied Digital Services, Ltd.	7,000	22,902
Alok Industries, Ltd.	90,000	51,222
Ambuja Cements, Ltd.	81,727	226,174
Amtek Auto, Ltd.	10,557	27,775
Anant Raj Industries, Ltd.	13,615	29,962
Andhra Bank, Ltd.	18,523	56,340
Ansal Properties & Infrastructure, Ltd.	17,640	16,237
Apollo Hospitals Enterprise, Ltd.	9,322	99,836
Apollo Tyres, Ltd.	25,736	28,950
Aptech, Ltd.	13,477	32,999
Asea Brown Boveri India, Ltd.	1,491	23,973
Ashok Leyland, Ltd.	54,551	70,368
Asian Paints, Ltd.	1,564	87,846
Aurobindo Pharma, Ltd.	11,573	299,905
Aventis Pharma, Ltd.	1,238	50,324
Axis Bank, Ltd.	13,737	374,464
Bajaj Auto, Ltd.	3,566	97,432
*Bajaj Electricals, Ltd.	4,500	21,298
Bajaj Finance, Ltd.	2,425	31,810
Bajaj Finserv, Ltd.	5,045	45,131
Bajaj Hindusthan, Ltd.	26,733	48,030
Bajaj Holdings & Investment, Ltd.	4,907	77,984
Balrampur Chini Mills, Ltd.	21,074	32,566
Bank of Baroda	10,597	201,072
*Bank of India	16,169	155,353
Bank of Maharashtra, Ltd.	32,893	42,398
*BASF India, Ltd.	873	10,935
Bata India, Ltd.	6,548	45,210
BEML, Ltd.	2,355	44,414
Berger Paints India, Ltd.	26,560	50,576
Bharat Electronics, Ltd.	2,636	100,783
Bharat Forge, Ltd.	7,097	53,312
Bharat Heavy Electricals, Ltd.	2,047	99,128
Bharat Petroleum Corp., Ltd.	3,844	51,554
Bharti Airtel, Ltd.	34,104	237,517
Bhushan Steel, Ltd.	15,385	133,471
Biocon, Ltd.	8,934	68,434
Birla Corp., Ltd.	4,033	28,278
Bombay Rayon Fashions, Ltd.	10,599	54,569
Bosch, Ltd.	584	76,537
Britannia Industries, Ltd.	1,250	10,291
Cadila Healthcare, Ltd.	8,226	147,705
*Cairn India, Ltd.	18,573	133,236
*Canara Bank	13,415	176,522
Carborundum Universal, Ltd.	2,150	11,431
Central Bank of India	15,692	58,889
Century Plyboards India, Ltd.	6,288	7,983
Century Textiles & Industries, Ltd.	2,887	20,794
CESC, Ltd.	5,246	35,379
Chambal Fertilizers & Chemicals, Ltd.	26,495	41,675
Cipla, Ltd.	7,837	56,855
City Union Bank, Ltd.	41,580	38,278
Colgate-Palmolive (India), Ltd.	3,054	54,855
Container Corp. of India	2,331	61,096
Core Projects & Technologies, Ltd.	9,143	55,308
Coromandel International, Ltd.	4,798	24,212
Corp. Bank	9,596	120,818

1061

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Crompton Greaves, Ltd.	8,868	$54,078
Cummins India, Ltd.	4,800	76,302
Dabur India, Ltd.	30,848	63,181
Deccan Chronicle Holdings, Ltd.	9,319	18,625
Dena Bank	12,195	27,944
*Development Credit Bank, Ltd.	22,854	23,818
Dewan Housing Finance Corp., Ltd.	2,537	14,690
Dhanalakshmi Bank, Ltd.	14,795	30,739
*Dish TV (India), Ltd.	44,632	57,809
Divi’s Laboratories, Ltd.	2,878	39,992
DLF, Ltd.	20,991	102,815
Dr. Reddy’s Laboratories, Ltd. ADR	10,710	382,775
E.I.D. - Parry (India), Ltd.	7,652	37,390
Edelweiss Capital, Ltd.	43,000	38,184
EIH, Ltd.	13,193	30,568
Era Infra Engineering, Ltd.	7,211	31,454
Escorts, Ltd.	9,996	28,796
*Ess Dee Aluminium, Ltd.	3,155	28,258
*Essar Oil, Ltd.	45,049	119,641
*Essar Shipping Ports & Logistics, Ltd.	15,579	33,750
Everest Kanto Cylinder, Ltd.	14,089	24,463
*Everonn Education, Ltd.	2,200	28,294
Exide Industries, Ltd.	31,311	87,679
Federal Bank, Ltd.	19,315	153,555
Financial Technologies (India), Ltd.	5,078	79,024
*Fortis Healthcare, Ltd.	10,077	28,554
*Future Capital Holdings, Ltd.	6,323	21,581
GAIL India, Ltd.	13,688	140,830
Gammon India, Ltd.	10,776	33,242
*Gammon Infrastructure Projects, Ltd.	12,199	5,050
Gateway Distriparks, Ltd.	8,076	18,779
*Geojit BNP Paribas Financial Services, Ltd.	17,161	9,734
Gitanjali Gems, Ltd.	1,735	7,597
GlaxoSmithKline Pharmaceuticals, Ltd.	1,552	77,094
Glenmark Pharmaceuticals, Ltd.	11,592	77,670
*GMR Infrastructure, Ltd.	58,488	50,320
Godrej Industries, Ltd.	7,430	28,282
*Gokul Refoils & Solvent, Ltd.	14,640	30,375
Grasim Industries, Ltd.	5,183	257,130
Great Eastern Shipping Co., Ltd.	13,008	87,069
Great Offshore, Ltd.	1,422	9,315
Greaves Cotton, Ltd.	1,775	3,598
GTL, Ltd.	10,152	91,860
Gujarat Alkalies & Chemicals, Ltd.	772	2,074
Gujarat Fluorochemicals, Ltd.	412	2,332
Gujarat Gas Co., Ltd.	6,039	46,098
Gujarat Mineral Development Corp., Ltd.	12,483	32,996
Gujarat State Petronet, Ltd.	28,545	63,656
Gulf Oil Corp., Ltd.	7,866	14,895
*GVK Power & Infrastructure, Ltd.	63,703	45,782
H.E.G., Ltd.	164	729
HCL Infosystems, Ltd.	22,200	52,783
HCL Technologies, Ltd.	17,304	186,739
HDFC Bank, Ltd.	7,600	338,912
HDFC Bank, Ltd. ADR	400	57,764
Hero Honda Motors, Ltd. Series B	2,207	78,500
Hexaware Technologies, Ltd.	17,183	42,288
Himadri Chemicals & Industries, Ltd.	21,760	18,264
*Hindalco Industries, Ltd.	98,394	494,558
Hindustan Construction Co., Ltd.	39,530	31,877
Hindustan Petroleum Corp, Ltd.	9,241	72,583

1062

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Hindustan Unilever, Ltd.	7,107	$42,093
Honeywell Automation India, Ltd.	710	36,995
Hotel Leelaventure, Ltd.	23,855	20,910
*Housing Development & Infrastructure, Ltd.	15,786	45,473
*HSIL, Ltd.	19,048	53,546
HT Media, Ltd.	11,369	37,007
*ICICI Bank, Ltd.	9,160	205,086
ICICI Bank, Ltd. Sponsored ADR	16,543	716,974
ICSA (India), Ltd.	5,041	13,272
IDBI Bank, Ltd.	42,786	132,216
*Idea Cellular, Ltd.	107,650	163,800
IFCI, Ltd.	20,472	23,826
India Cements, Ltd.	31,135	67,210
India Infoline, Ltd.	15,429	25,639
Indiabulls Financial Services, Ltd.	22,660	77,878
*Indiabulls Real Estate, Ltd.	34,092	89,946
*Indian Bank	10,674	49,062
Indian Hotels Co., Ltd.	57,658	113,048
*Indian Oil Corp., Ltd.	6,463	47,324
Indian Overseas Bank	27,161	77,368
*IndusInd Bank, Ltd.	51,899	254,432
Infosys Technologies, Ltd.	5,251	357,082
Infotech Enterprises, Ltd.	1,202	4,345
Infrastructure Development Finance Co., Ltd.	92,073	297,614
ING Vysya Bank, Ltd.	7,120	47,465
IRB Infrastructure Developers, Ltd.	12,168	53,528
ITC, Ltd.	19,410	69,116
*IVRCL Assets & Holdings, Ltd.	12,574	15,391
IVRCL Infrastructures & Projects, Ltd.	33,942	59,729
Jagran Prakashan, Ltd.	14,570	39,043
Jain Irrigation Systems, Ltd.	29,500	123,550
*Jaiprakash Associates, Ltd.	89,340	163,223
*Jaiprakash Power Ventures, Ltd.	27,569	27,208
Jammu & Kashmir Bank, Ltd.	3,114	50,246
JBF Industries, Ltd.	12,027	44,795
*Jet Airways (India), Ltd.	3,135	38,170
*Jindal Drilling & Industries, Ltd.	3,547	35,024
Jindal Poly Films, Ltd.	4,254	39,254
Jindal Saw, Ltd.	26,565	121,702
*Jindal South West Holdings, Ltd.	1,904	42,509
Jindal Steel & Power, Ltd.	7,578	109,980
JK Tyre & Industries, Ltd.	2,034	4,559
JM Financial, Ltd.	45,037	25,457
*JSL Stainless, Ltd.	282	570
JSW Steel, Ltd.	15,143	300,192
*Jubilant Industries, Ltd.	252	357
Jubilant Organosys, Ltd.	5,040	24,782
Kalpataru Power Transmission, Ltd.	1,245	3,808
Karnataka Bank, Ltd.	18,000	52,532
*Kotak Mahindra Bank, Ltd.	21,044	176,920
KPIT Cummins Infosystems, Ltd.	12,495	44,421
KS Oils, Ltd.	47,190	39,901
*KSK Energy Ventures, Ltd.	14,031	34,667
Lakshmi Machine Works, Ltd.	692	32,578
Lakshmi Vilas Bank, Ltd.	16,466	36,628
*Lanco Infratech, Ltd.	138,520	150,124
Larsen & Toubro, Ltd.	3,980	142,616
*LIC Housing Finance, Ltd.	42,275	166,304
Lupin, Ltd.	12,300	113,503
Madhucon Projects, Ltd.	339	646
Madras Cements, Ltd.	15,000	30,789

1063

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Mahanagar Telephone Nigam, Ltd.	21,492	$22,479
Maharashtra Seamless, Ltd.	6,338	47,940
Mahindra & Mahindra Financial Services, Ltd.	7,688	116,541
Mahindra & Mahindra, Ltd.	43,000	668,460
Mahindra Lifespace Developers, Ltd.	3,460	24,183
Mangalore Refinery & Petrochemicals, Ltd.	28,382	41,778
Maruti Suzuki India, Ltd.	5,785	158,616
*MAX India, Ltd.	8,840	28,000
*Maytas Infra, Ltd.	9,585	36,652
McLeod Russel India, Ltd.	5,519	24,206
Mercator Lines, Ltd.	25,374	24,924
MindTree, Ltd.	1,785	19,089
Monnet Ispat, Ltd.	3,882	50,255
Moser Baer (India), Ltd.	17,173	19,176
Motherson Sumi Systems, Ltd.	12,642	49,568
*Motilal Oswal Financial Services, Ltd.	6,733	20,516
Mphasis, Ltd.	7,290	107,299
MRF, Ltd.	248	32,809
Mundra Port & Special Economic Zone, Ltd.	15,220	46,645
Nagarjuna Construction Co., Ltd.	31,522	77,423
Nagarjuna Fertilizers & Chemicals, Ltd.	62,774	38,512
National Aluminium Co., Ltd.	14,681	126,405
Nava Bharat Ventures, Ltd.	1,957	12,318
*Nectar Lifesciences, Ltd.	1,127	614
NIIT Technologies, Ltd.	6,924	30,050
Nirma, Ltd.	7,344	40,541
Noida Toll Bridge Co., Ltd.	13,172	7,653
*NTPC, Ltd.	9,275	38,177
Oil & Natural Gas Corp, Ltd.	1,475	37,951
Opto Circuits India, Ltd.	5,084	27,275
*Oracle Financial Services Software, Ltd.	2,009	100,386
*Orbit Corp., Ltd.	10,674	14,112
Orient Paper & Industries, Ltd.	3,051	3,261
Oriental Bank of Commerce	9,651	69,762
Pantaloon Retail India, Ltd.	8,932	56,065
#Patni Computer Systems, Ltd. ADR	5,245	105,057
Peninsula Land, Ltd.	10,444	13,823
Petronet LNG, Ltd.	34,000	95,621
Pidilite Industries, Ltd.	11,464	34,022
Piramal Healthcare, Ltd.	9,717	93,279
Power Finance Corp., Ltd.	49,470	265,750
Power Grid Corp. of India, Ltd.	27,939	58,805
PTC India, Ltd.	36,592	81,925
Punj Lloyd, Ltd.	25,367	52,434
Punjab National Bank, Ltd.	1,815	43,748
Rajesh Exports, Ltd.	14,840	43,585
*Ranbaxy Laboratories, Ltd.	11,207	133,588
*Raymond, Ltd.	6,963	48,247
REI Agro, Ltd.	2,622	1,545
Reliance Capital, Ltd.	14,061	161,621
Reliance Communications, Ltd.	45,116	120,811
Reliance Energy, Ltd.	1,686	26,086
Reliance Industries, Ltd.	66,835	1,340,431
*Reliance Power, Ltd.	63,713	188,210
Rolta India, Ltd.	21,070	61,976
Ruchi Soya Industries, Ltd.	16,055	37,732
*Rural Electrification Corp., Ltd.	13,757	73,368
*S.Kumars Nationwide, Ltd.	39,329	56,596
*Sadbhav Engineering, Ltd.	4,350	9,768
*Satyam Computer Services, Ltd.	31,609	41,461
Sesa Goa, Ltd.	34,032	243,045

1064

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Shipping Corp. of India, Ltd.	15,227	$38,053
Shree Cement, Ltd.	1,212	44,694
Shree Renuka Sugars, Ltd.	31,844	57,060
Shriram Transport Finance Co., Ltd.	5,674	84,669
Siemens India, Ltd.	8,842	164,619
SKF India, Ltd.	3,176	35,994
Sobha Developers, Ltd.	5,557	31,718
South Indian Bank, Ltd.	100,340	43,813
SREI Infrastructure Finance, Ltd.	10,299	18,039
SRF, Ltd.	8,369	60,598
*State Bank of Bikaner & Jaipur	634	7,500
*State Bank of India	3,654	211,180
*Steel Authority of India, Ltd.	29,940	105,559
Sterling Biotech, Ltd.	11,381	25,071
Sterlite Industries (India), Ltd. ADR	22,903	330,948
Sterlite Industries (India), Ltd. Series A	34,844	125,233
Strides Arcolab, Ltd.	6,009	54,468
Sun Pharmaceuticals Industries, Ltd.	13,890	133,653
Sun TV Network, Ltd.	7,669	82,124
Supreme Industries, Ltd.	13,945	45,513
*Suzlon Energy, Ltd.	74,803	80,384
Syndicate Bank	33,071	77,000
Tata Chemicals, Ltd.	4,649	35,622
*Tata Communications, Ltd. ADR	5,100	51,867
Tata Consultancy Services, Ltd.	4,166	105,185
Tata Investment Corp., Ltd.	2,924	33,741
Tata Motors, Ltd.	27,150	680,853
Tata Power Co., Ltd.	1,615	43,747
Tata Steel, Ltd.	24,993	348,200
Tata Tea, Ltd.	54,530	118,397
*Tata Teleservices Maharashtra, Ltd.	58,119	21,891
*TCI Developers	20	90
Tech Mahindra, Ltd.	3,035	43,054
*Texmaco Rail & Engineering, Ltd.	12,282	18,004
Texmaco, Ltd.	12,282	11,488
Thomas Cook India, Ltd.	29,048	30,884
*Timken India, Ltd.	1,690	6,724
Titan Industries, Ltd.	1,616	126,592
Torrent Pharmaceuticals, Ltd.	243	3,079
*Torrent Power, Ltd.	10,757	52,934
Transport Corp of India, Ltd.	394	943
Trent, Ltd.	514	9,495
*Trent, Ltd. Series A	22	383
*Trent, Ltd. Series B	22	336
Triveni Engineering & Industries, Ltd.	41,519	83,433
Tube Investments of India	18,724	58,962
*Tulip IT Services, Ltd.	15,047	52,981
TVS Motor Co., Ltd.	34,636	41,219
UCO Bank	28,541	67,479
*Ultratech Cement, Ltd.	6,895	150,203
Union Bank of India	13,224	95,820
Unitech, Ltd.	126,257	133,261
United Phosphorus, Ltd.	26,764	79,787
United Spirits, Ltd.	4,774	129,265
Usha Martin, Ltd.	19,377	22,827
*UTV Software Communications, Ltd.	8,246	86,175
Vardhman Textiles, Ltd.	2,777	17,178
Videocon Industries, Ltd.	10,107	46,073
*Videsh Sanchar Nigam, Ltd.	9,010	45,959
*Voltamp Transformers, Ltd.	360	5,349
Voltas, Ltd.	27,567	115,556

1065

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Welspun Corp., Ltd.	15,250	$50,546
Wipro, Ltd.	15,238	145,894
*Yes Bank, Ltd.	13,958	80,302
Zee Entertainment Enterprises, Ltd.	40,352	101,339
*Zee Learn, Ltd.	5,044	2,516
Zensar Technologies, Ltd.	11,134	38,925

TOTAL INDIA		25,520,918

INDONESIA — (0.7%)
PT Adaro Energy Tbk	521,500	130,882
PT AKR Corporindo Tbk	357,000	56,996
PT Aneka Tambang Tbk	338,000	82,047
PT Asahimas Flat Glass Tbk	86,500	44,025
PT Astra Agro Lestari Tbk	39,000	94,292
PT Astra International Tbk	96,500	525,438
*PT Bakrie & Brothers Tbk	4,061,500	28,940
PT Bakrie Sumatera Plantations Tbk	1,417,000	53,914
*PT Bakrie Telecom Tbk	4,680,500	114,818
PT Bakrieland Development Tbk	4,683,500	67,907
PT Bank Bukopin Tbk	459,000	30,547
PT Bank Central Asia Tbk	256,000	160,804
PT Bank Danamon Indonesia Tbk	492,323	325,432
PT Bank Mandiri Tbk	408,000	270,534
*PT Bank Negara Indonesia Persero Tbk	788,120	282,406
*PT Bank Pan Indonesia Tbk	1,160,500	139,105
*PT Bank Permata Tbk	1,500	276
PT Bank Rakyat Indonesia Persero Tbk	766,000	413,259
*PT Barito Pacific Tbk	293,000	32,844
*PT Berlian Laju Tanker Tbk	514,666	20,317
*PT Bisi International Tbk	255,500	39,309
PT Bumi Resources Tbk	2,205,500	671,231
*PT Central Proteinaprima Tbk	4,938,500	28,928
PT Charoen Pokphand Indonesia Tbk	707,500	117,270
*PT Ciputra Development Tbk	1,509,076	51,298
*PT Darma Henwa Tbk	6,780,500	46,293
PT Elnusa Tbk	1,488,000	49,720
*PT Energi Mega Persada Tbk	3,307,500	39,575
PT Global Mediacom Tbk	1,018,500	81,370
PT Gudang Garam Tbk	114,000	471,080
PT Hexindo Adiperkasa Tbk	108,000	82,153
*PT Holcim Indonesia Tbk	325,000	71,263
*PT Indah Kiat Pulp & Paper Corp. Tbk	490,500	86,020
*PT Indika Energy Tbk	121,000	54,923
PT Indo Tambangraya Megah Tbk	11,500	59,209
PT Indocement Tunggal Prakarsa Tbk	66,000	99,459
PT Indofood Sukses Makmur Tbk	702,000	366,363
PT Indosat Tbk ADR	1,609	43,877
PT International Nickel Indonesia Tbk	369,000	189,422
PT Jasa Marga Tbk	489,000	162,650
PT Kalbe Farma Tbk	426,000	134,003
PT Lippo Karawaci Tbk	2,306,250	145,505
PT Matahari Putra Prima Tbk	520,000	96,374
PT Mayorah Indah Tbk	107,000	120,022
PT Medco Energi Internasional Tbk	325,000	116,873
*PT Mitra International Resources Tbk	821,000	21,930
*PT Pabrik Kertas Tjiwi Kimia Tbk	156,500	50,025
*PT Pakuwon Jati Tbk	602,000	58,203
*PT Panin Financial Tbk	2,295,000	47,436
PT Perusahaan Gas Negara Tbk	192,500	90,518
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	129,500	170,306
PT Ramayana Lestari Sentosa Tbk	182,500	14,589

1066

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
PT Sampoerna Agro Tbk	209,500	$66,470
PT Semen Gresik Persero Tbk	49,000	42,197
*PT Sentul City Tbk	2,917,500	32,100
PT Summarecon Agung Tbk	1,565,500	151,641
PT Surya Citra Media Tbk	75,000	28,465
PT Tambang Batubara Bukit Asam Tbk	22,000	48,279
PT Telekomunikasi Indonesia Tbk	7,000	5,857
PT Telekomunikasi Indonesia Tbk Sponsored ADR	3,700	124,394
PT Timah Tbk	380,500	116,862
PT Trada Maritime Tbk	441,000	29,330
*PT Truba Alam Manunggal Engineering Tbk	2,841,000	19,686
PT Tunas Ridean Tbk	537,500	35,766
PT Unilever Indonesia Tbk	34,000	56,819
PT United Tractors Tbk	168,500	400,587
PT Wijaya Karya Tbk	754,500	51,322

TOTAL INDONESIA		7,961,755

IRELAND — (0.4%)
*Aer Lingus Group P.L.C.	17,870	25,286
*Allied Irish Banks P.L.C.	29,187	9,288
*Allied Irish Banks P.L.C. Sponsored ADR	24,300	17,010
*Anglo Irish Bank Corp. P.L.C.	114,377	33,982
Bank of Ireland P.L.C. Sponsored ADR	2,000	4,140
C&C Group P.L.C.	40,695	190,079
*CRH P.L.C.	31,003	667,339
#CRH P.L.C. Sponsored ADR	33,796	737,091
DCC P.L.C.	11,341	335,593
*Dragon Oil P.L.C.	28,740	260,873
*Elan Corp. P.L.C.	9,558	64,672
*Elan Corp. P.L.C. Sponsored ADR	37,910	255,892
FBD Holdings P.L.C.	7,310	65,839
Glanbia P.L.C.	1,644	8,874
*Governor & Co. of the Bank of Ireland P.L.C. (The)	371,597	154,853
Grafton Group P.L.C.	31,048	145,349
Greencore Group P.L.C.	63,753	96,099
*Independent News & Media P.L.C.	28,356	23,230
Irish Continental Group P.L.C.	203	4,859
*Irish Life & Permanent Group Holdings P.L.C.	9,925	11,565
*James Hardie Industries SE	18,555	116,203
*Kenmare Resources P.L.C.	13,695	7,526
Kerry Group P.L.C.	13,692	443,467
Kingspan Group P.L.C.	16,868	151,427
Paddy Power P.L.C.	1,476	58,139
*Smurfit Kappa Group P.L.C.	19,760	236,309
United Drug P.L.C.	82,490	243,796

TOTAL IRELAND		4,368,780

ISRAEL — (0.5%)
*Africa Israel Investments, Ltd.	4,633	37,879
Alon Holdings Blue Square Israel, Ltd.	1,974	17,464
*AL-ROV Israel, Ltd.	855	28,973
*Alvarion, Ltd.	10,204	21,509
*AudioCodes, Ltd.	7,800	53,817
*Bank Hapoalim B.M.	94,527	428,524
Bank Leumi Le-Israel B.M.	117,544	530,592
Bezeq Israeli Telecommunication Corp., Ltd.	39,063	104,221
*Biocell, Ltd.	864	11,527
*BioLine RX, Ltd.	36,745	29,076
Cellcom Israel, Ltd.	1,200	36,648
Clal Industries & Investments, Ltd.	10,044	78,426
Clal Insurance Enterprise Holdings, Ltd.	2,034	53,857

1067

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CONTINUED

	Shares	Value††
ISRAEL — (Continued)
*Delek Automotive Systems, Ltd.	7,070	$95,046
*DS Apex Holdings, Ltd.	1,650	10,506
*Elbit Medical Imaging, Ltd.	875	10,543
Elbit Systems, Ltd.	926	46,941
Elbit Systems, Ltd. ADR	900	45,738
Electra (Israel), Ltd.	470	52,968
*Electra Real Estate, Ltd.	1	7
*EZchip Semiconductor, Ltd.	586	17,562
First International Bank of Israel, Ltd.	11,344	158,689
*FMS Enterprises Migun, Ltd.	863	24,993
*Formula Systems, Ltd.	2,025	37,072
*Frutarom Industries, Ltd.	8,502	84,085
*Fundtech, Ltd.	400	6,888
*Given Imaging, Ltd.	67	1,146
Granite Hacarmel Investments, Ltd.	5,452	12,067
*Hadera Paper, Ltd.	78	5,709
Harel Insurance Investments & Finances, Ltd.	2,057	116,456
*Hot Telecommunications Systems, Ltd	7,045	114,893
Israel Chemicals, Ltd	6,240	98,232
*Israel Discount Bank, Ltd	108,499	215,809
*Israel Land Development Co., Ltd. (The)	2,737	20,368
*Ituran Location & Control, Ltd.	5,755	90,159
*Jerusalem Oil Exploration, Ltd.	854	16,635
*Kamada, Ltd.	1,118	9,803
*Makhteshim-Agan Industries, Ltd.	31,047	151,114
*Mellanox Technologies, Ltd.	1,183	31,120
*Menorah Mivtachim Holdings, Ltd.	6,823	87,407
*Migdal Insurance & Financial Holding, Ltd.	58,646	106,766
Mizrahi Tefahot Bank, Ltd.	15,377	146,154
*Naphtha Israel Petroleum Corp., Ltd.	1,415	5,185
Neto ME Holdings, Ltd.	279	15,525
NetVision, Ltd.	2,970	37,783
*NICE Systems, Ltd. Sponsored ADR	10,340	338,325
*Oil Refineries, Ltd.	178,646	123,805
*Ormat Industries, Ltd.	11,117	89,498
Osem Investments, Ltd.	3,323	51,764
Partner Communications Co., Ltd.	2,606	49,632
Partner Communications Co., Ltd. ADR	1,600	30,400
*Paz Oil Co., Ltd.	608	105,346
*Phoenix Holdings, Ltd. (The)	11,233	38,485
*RADVision, Ltd.	2,224	22,378
*Retalix, Ltd.	3,337	47,688
Scailex Corp, Ltd.	700	14,337
*Strauss Group, Ltd.	4,340	61,915
Super-Sol, Ltd. Series B	7,747	44,304
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	31,270	1,708,906
*Tower Semiconductor, Ltd.	1,186	1,610
Union Bank of Israel, Ltd.	3,607	17,613

TOTAL ISRAEL		6,051,888

ITALY — (1.9%)
A2A SpA	77,801	115,587
*ACEA SpA	8,786	99,583
Acegas-APS SpA	5,746	29,929
*Acotel Group SpA	188	11,280
*Aedes SpA	121,157	32,482
Amplifon SpA	34,050	172,513
Ansaldo STS SpA	3,231	48,972
#*Arnoldo Mondadori Editore SpA	24,039	84,802
Ascopiave SpA	6,261	13,423
Assicurazioni Generali SpA	15,433	336,601

1068

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CONTINUED

	Shares	Value††
ITALY — (Continued)
Astaldi SpA	10,298	$65,814
Atlantia SpA	5,325	121,198
*Autogrill SpA	8,470	121,851
Azimut Holding SpA	10,538	110,744
#Banca Carige SpA	95,637	226,252
Banca Generali SpA	10,206	138,591
*Banca Intermobiliare SpA	6,306	36,183
#*Banca Monte Dei Paschi di Siena SpA	376,524	478,473
Banca Piccolo Credito Valtellinese Scarl	51,777	256,704
Banca Popolare dell’Emilia Romagna Scrl	19,171	245,034
*Banca Popolare dell’Etruria e del Lazio Scarl	10,296	45,031
#Banca Popolare di Milano Scarl	54,263	229,439
*Banca Popolare di Sondrio Scarl	32,162	282,468
*Banca Profilo SpA	4,046	2,255
Banco di Desio e della Brianza SpA	7,525	38,276
#Banco Popolare Scarl	102,463	364,134
BasicNet SpA	9,483	35,016
Benetton Group SpA	9,444	65,625
*Biesse SpA	2,010	15,312
Brembo SpA	7,759	85,697
*Brioschi Sviluppo Immobiliare SpA	158,823	30,993
Bulgari SpA	17,144	178,790
*Buongiorno SpA	19,467	31,554
Buzzi Unicem SpA	10,407	130,816
*C.I.R. SpA - Compagnie Industriali Riunite	54,679	115,325
Caltagirone Editore SpA	4,600	11,334
*Carraro SpA	8,171	43,794
Cementir Holding SpA	16,325	49,072
Credito Artigiano SpA	18,471	33,571
Credito Bergamasco SpA	1,348	38,806
Credito Emiliano SpA	12,577	89,312
Danieli & Co. SpA	1,730	53,115
*Datalogic SpA	2,485	20,774
Davide Campari - Milano SpA	36,106	230,532
De Longhi SpA	2,784	25,769
*DeA Capital SpA	29,388	50,579
DiaSorin SpA	2,217	106,110
*Digital Multimedia Technologies SpA	3,065	68,050
Enel SpA	89,203	503,600
Eni SpA	36,261	858,519
Eni SpA Sponsored ADR	6,880	326,800
ERG SpA	8,111	116,007
Esprinet SpA	14,382	107,429
#*Eurotech SpA	11,463	30,507
Falck Renewables SpA	3,827	11,322
*Fiat Industrial SpA	38,883	526,244
Fiat SpA	38,883	377,323
Finmeccanica SpA	61,538	831,390
#Fondiaria - SAI SpA	15,982	145,847
*Gemina SpA	98,708	77,628
#Geox SpA	5,423	27,493
GranitiFiandre SpA	6,575	35,854
*Gruppo Coin SpA	6,187	63,310
*Gruppo Editoriale L’Espresso SpA	19,872	48,392
Hera SpA	62,720	146,015
#Immsi SpA	36,255	40,887
#*Impregilo SpA	120,159	365,838
Indesit Co. SpA	2,959	32,473
Industria Macchine Automatiche SpA	1,478	29,973
*Interpump Group SpA	11,739	92,232
Intesa Sanpaolo SpA	397,747	1,324,600

1069

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CONTINUED

	Shares	Value††
ITALY — (Continued)
Intesa Sanpaolo SpA Sponsored ADR	200	$4,012
Iren SpA	16,801	29,211
#Italcementi SpA	12,971	104,647
Italmobiliare SpA	1,543	58,299
*Juventus Football Club SpA	29,868	35,736
*KME Group SpA	131,121	61,450
*Landi Renzo SpA	9,013	35,191
#Lottomatica SpA	5,293	76,820
Luxottica Group SpA	1,046	31,709
Luxottica Group SpA Sponsored ADR	2,300	69,851
Maire Tecnimont SpA	185,629	884,706
MARR SpA	6,412	77,151
Mediaset SpA	31,475	204,721
Mediobanca SpA	55,777	563,519
Mediolanum SpA	18,162	92,581
Milano Assicurazioni SpA	48,735	80,787
Parmalat SpA	239,349	758,589
Piaggio & C. SpA	18,418	57,974
*Pininfarina SpA	8,629	73,751
#Pirelli & Co. SpA	31,874	243,566
*Prelios SpA	165,502	121,259
#*Premafin Finanziaria SpA	62,392	62,709
Prysmian SpA	7,222	145,838
Recordati SpA	5,186	47,020
*Sabaf SpA	1,349	44,454
*Safilo Group SpA	9,998	169,846
Saipem SpA	2,959	147,847
#*Saras SpA	28,397	69,981
#*Seat Pagine Gialle SpA	328,627	37,981
#*Snai SpA	15,775	52,180
Snam Rete Gas SpA	35,096	184,092
Societa Iniziative Autostradali e Servizi SpA	6,224	66,836
Societe Cattolica di Assicurazoni Scrl SpA	5,529	146,337
*Sogefi SpA	11,540	35,908
Sol SpA	11,034	79,241
*Sorin SpA	55,777	140,555
*Telecom Italia Media SpA	35,176	9,413
Telecom Italia SpA	394,472	560,368
Telecom Italia SpA Sponsored ADR	56,246	799,256
Tenaris SA ADR	2,700	127,359
Terna Rete Elettrica Nazionale SpA	70,124	306,277
#*Tiscali SpA	91,625	11,244
Tod’s SpA	719	73,691
Trevi Finanziaria SpA	3,901	60,023
UniCredit SpA	767,057	1,901,983
Unione di Banche Italiane ScpA	103,010	1,066,976
Unipol Gruppo Finanziario SpA	88,492	64,219
Vittoria Assicurazioni SpA	3,672	17,798
*Zignago Vetro SpA	1,242	8,533

TOTAL ITALY		21,440,743

JAPAN — (13.8%)
77 Bank, Ltd. (The)	54,000	292,770
*A&D Co., Ltd.	5,400	22,238
*Accordia Golf Co., Ltd.	74	60,407
Achilles Corp.	26,000	38,357
Adeka Corp.	11,700	134,109
Advantest Corp. ADR	3,900	79,521
AEON Co., Ltd.	36,200	455,463
Aeon Delight Co., Ltd.	1,500	27,782
Aeon Fantasy Co., Ltd.	4,600	63,389

1070

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CONTINUED

	Shares	Value††
JAPAN — (Continued)
Agrex, Inc.	600	$6,062
Ahresty Corp.	1,700	19,052
Ai Holdings Corp.	8,200	32,315
Aica Kogyo Co., Ltd.	4,500	54,439
Aichi Bank, Ltd. (The)	1,200	74,522
Aichi Corp.	800	3,523
Aichi Machine Industry Co., Ltd.	19,000	88,522
Aichi Steel Corp.	15,000	106,726
Aida Engineering, Ltd.	17,800	86,695
Aiphone Co., Ltd.	2,500	37,629
Air Water, Inc.	6,000	78,805
Airport Facilities Co., Ltd.	10,300	46,379
Aisan Industry Co., Ltd.	4,900	47,593
Aisin Seiki Co., Ltd.	14,900	566,006
Ajinomoto Co., Inc.	50,000	554,235
Akebono Brake Industry Co., Ltd.	7,100	46,286
Akita Bank, Ltd. (The)	32,000	97,991
#*Alconix Corp.	2,100	56,196
Alfresa Holdings Corp.	6,000	247,661
*All Nippon Airways Co., Ltd.	11,000	40,327
Allied Telesis Holdings K.K.	38,200	47,634
Alpen Co., Ltd.	2,300	42,240
*Alpha Systems, Inc.	900	15,501
Alpine Electronics, Inc.	3,800	52,424
Alps Electric Co., Ltd.	24,200	291,230
Alps Logistics Co., Ltd.	2,200	26,280
Amada Co., Ltd.	46,000	401,573
Amano Corp.	10,400	97,613
Amuse, Inc.	2,600	30,533
#Anritsu Corp.	21,000	177,821
*AOC Holdings, Inc.	10,500	63,004
AOI Electronic Co., Ltd.	1,100	13,116
AOKI Holdings, Inc.	4,000	63,893
Aomori Bank, Ltd. (The)	21,000	62,742
Aoyama Trading Co., Ltd.	9,100	153,722
*Aozora Bank, Ltd.	101,000	222,676
Arakawa Chemical Industries, Ltd.	3,900	41,623
Arc Land Sakamoto Co., Ltd.	2,200	26,778
Arcs Co., Ltd.	4,600	70,693
Ariake Japan Co., Ltd.	1,700	28,578
Arisawa Manufacturing Co., Ltd.	7,000	38,526
Arnest One Corp.	4,400	57,193
ART Corp.	2,300	36,433
As One Corp.	2,100	44,867
Asahi Breweries, Ltd.	6,700	125,787
#Asahi Co., Ltd.	2,000	31,719
Asahi Diamond Industrial Co., Ltd.	6,000	120,232
Asahi Glass Co., Ltd.	50,000	624,398
Asahi Holdings, Inc.	3,100	64,202
Asahi Kasei Corp.	72,000	491,648
Asahi Organic Chemicals Industry Co., Ltd.	15,000	43,921
*Asahi Tec Corp.	680,000	274,188
Asatsu-DK, Inc.	5,400	146,051
Asax Co., Ltd.	1	1,162
Asics Corp.	5,000	66,565
ASKA Pharmaceutical Co., Ltd.	6,000	44,541
Astellas Pharma, Inc.	4,900	187,194
*Atom Corp.	300	934
Atsugi Co., Ltd.	29,000	38,202
Autobacs Seven Co., Ltd.	5,300	212,283
Avex Group Holdings, Inc.	4,700	68,670

1071

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CONTINUED

	Shares	Value††
JAPAN — (Continued)
Awa Bank, Ltd. (The)	31,000	$191,055
Bando Chemical Industries, Ltd.	16,000	70,621
Bank of Iwate, Ltd. (The)	2,200	103,178
Bank of Kyoto, Ltd. (The)	25,000	231,210
Bank of Nagoya, Ltd. (The)	23,000	73,415
Bank of Okinawa, Ltd. (The)	2,600	102,153
Bank of Saga, Ltd. (The)	25,000	71,553
Bank of the Ryukyus, Ltd.	7,700	90,648
Bank of Yokohama, Ltd. (The)	109,000	546,069
Belc Co., Ltd.	600	7,178
Belluna Co., Ltd.	5,950	35,964
Benesse Holdings, Inc.	1,200	53,781
*Best Denki Co., Ltd.	13,000	39,895
Bic Camera, Inc.	89	36,769
BML, Inc.	1,300	34,986
Bookoff Corp.	3,500	29,324
Bridgestone Corp.	13,900	267,142
Brother Industries, Ltd.	27,500	420,651
Bunka Shutter Co., Ltd.	11,000	28,520
CAC Corp.	4,000	31,214
*Calsonic Kansei Corp.	28,000	117,037
Canon Electronics, Inc.	2,800	78,803
Canon Marketing Japan, Inc.	11,400	163,676
Canon, Inc. Sponsored ADR	6,560	322,490
Capcom Co., Ltd.	1,600	27,449
*Casio Computer Co., Ltd.	29,700	222,127
Cawachi, Ltd.	1,800	36,783
*Cedyna Financial Corp.	12,400	24,892
Central Glass Co., Ltd.	24,000	113,054
Central Japan Railway Co., Ltd.	16	135,132
Central Security Patrols Co., Ltd.	2,100	22,110
Century Tokyo Leasing Corp.	10,100	178,419
Chiba Bank, Ltd. (The)	59,000	367,760
*Chiba Kogyo Bank, Ltd. (The)	5,200	32,372
Chino Corp.	1,000	2,607
Chiyoda Co., Ltd.	2,300	32,537
Chiyoda Corp.	18,000	160,118
Chiyoda Integre Co., Ltd.	3,700	58,684
Chubu Electric Power Co., Ltd	7,400	184,922
Chubu Shiryo Co., Ltd.	6,000	43,049
Chuetsu Pulp & Paper Co., Ltd.	20,000	37,106
Chugai Pharmaceutical Co., Ltd.	2,500	46,115
Chugai Ro Co., Ltd.	14,000	57,239
Chugoku Bank, Ltd. (The)	22,000	263,837
Chugoku Electric Power Co., Ltd. (The)	5,300	109,756
Chugoku Marine Paints, Ltd	7,000	61,900
Chukyo Bank, Ltd. (The)	15,000	38,261
Chuo Denki Kogyo Co., Ltd.	5,100	31,468
Chuo Mitsui Trust Holdings, Inc.	88,000	353,671
Chuo Spring Co., Ltd.	4,000	16,757
Circle K Sunkus Co., Ltd.	7,600	122,146
Citizen Holdings Co., Ltd.	37,900	245,611
CKD Corp.	11,200	108,843
Cleanup Corp.	500	3,606
CMIC Co., Ltd.	100	28,320
CMK Corp.	11,500	60,207
Coca-Cola Central Japan Co., Ltd.	3,500	47,532
Coca-Cola West Co., Ltd.	8,600	156,913
Cocokara fine, Inc.	4,300	91,203
#Colowide Co., Ltd.	6,000	35,210
Computer Engineering & Consulting, Ltd.	6,400	33,880

1072

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CONTINUED

	Shares	Value††
JAPAN — (Continued)
Comsys Holdings Corp.	16,000	$166,866
*Co-Op Chemical Co., Ltd.	8,000	11,343
Corona Corp.	2,600	27,043
Cosel Co., Ltd.	4,000	63,092
Cosmo Oil Co., Ltd.	95,000	307,337
#Cosmos Pharmaceutical Corp.	1,900	76,403
Credit Saison Co., Ltd.	23,000	393,307
*CSK Corp.	7,500	31,891
#Culture Convenience Club Co., Ltd.	4,600	25,261
Dai Nippon Printing Co., Ltd.	38,000	519,975
Daibiru Corp.	7,300	62,299
Daicel Chemical Industries, Ltd.	40,000	290,951
Dai-Dan Co., Ltd.	9,000	50,078
Daido Kogyo Co., Ltd.	11,553	26,591
Daido Metal Co., Ltd.	10,000	90,327
Daido Steel Co., Ltd.	49,000	309,384
Daidoh, Ltd.	4,000	35,843
#*Daiei, Inc. (The)	9,250	33,822
Daifuku Co., Ltd.	11,500	83,503
Daihatsu Motor Co., Ltd.	8,000	132,493
Daihen Corp.	9,000	40,694
*Daiichi Chuo K.K.	24,000	57,221
Daiichi Jitsugyo Co., Ltd.	2,000	8,271
#Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	1,100	47,474
Daiichi Kogyo Seiyaku Co., Ltd.	6,000	22,588
Daiichi Sankyo Co., Ltd.	7,300	158,675
Daiken Corp.	20,000	53,972
*Daiki Aluminium Industry Co., Ltd.	10,000	32,700
Daikin Industries, Ltd.	2,700	93,557
Daiko Clearing Services Corp.	2,900	10,967
Daikoku Denki Co., Ltd.	2,100	26,131
#*Daikyo, Inc.	36,000	72,216
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	15,000	88,339
*Dainippon Screen Manufacturing Co., Ltd.	20,000	184,187
Dainippon Sumitomo Pharma Co., Ltd.	17,600	158,179
Daio Paper Corp.	10,000	70,254
Daisan Bank, Ltd. (The)	18,000	48,873
Daiseki Co., Ltd.	1,800	33,936
Daishi Bank, Ltd. (The)	42,000	142,279
Daiso Co., Ltd.	15,000	47,846
Daisyo Corp.	2,500	34,211
Daito Trust Construction Co., Ltd.	1,700	119,413
Daiwa House Industry Co., Ltd.	40,000	488,712
Daiwa Industries, Ltd.	2,100	10,991
Daiwa Securities Group, Inc.	139,000	687,745
#Daiwabo Holdings Co., Ltd.	26,000	68,757
DCM Holdings Co., Ltd.	11,400	68,292
Denki Kagaku Kogyo K.K.	59,000	288,161
Denki Kogyo Co., Ltd.	16,000	84,315
Denso Corp.	18,800	693,536
Dentsu, Inc.	11,300	344,915
Denyo Co., Ltd.	5,400	45,109
Descente, Ltd.	11,000	55,798
DIC Corp.	74,000	164,572
Disco Corp.	2,700	180,722
Don Quijote Co., Ltd.	2,200	71,040
Doshisha Co., Ltd.	3,000	68,272
Doutor Nichires Holdings Co., Ltd.	6,300	83,087
Dowa Holdings Co., Ltd.	24,000	169,020
DTS Corp.	3,900	47,475
*Duskin Co., Ltd.	7,800	148,405

1073

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CONTINUED

	Shares	Value††
JAPAN — (Continued)
Dydo Drinco, Inc.	1,600	$61,503
eAccess, Ltd.	64	38,656
Eagle Industry Co., Ltd.	6,000	67,097
Earth Chemical Co., Ltd.	200	6,623
East Japan Railway Co.	4,000	264,215
*Ebara Corp.	53,000	258,416
#Edion Corp.	8,600	76,209
Ehime Bank, Ltd. (The)	33,000	91,761
Eighteenth Bank, Ltd. (The)	27,000	80,879
Eiken Chemical Co., Ltd.	1,600	20,887
Eisai Co., Ltd.	2,100	72,811
Eizo Nanao Corp.	4,000	97,597
Electric Power Development Co., Ltd.	3,000	92,992
Elematec Corp.	2,800	41,855
#*Elpida Memory, Inc.	29,100	422,443
#Enplas Corp.	3,500	51,174
ESPEC Corp.	5,900	46,046
Excel Co., Ltd.	1,900	23,907
Exedy Corp.	4,100	137,840
Ezaki Glico Co., Ltd.	9,000	102,241
F&A Aqua Holdings, Inc.	2,600	26,450
Faith, Inc.	50	5,817
FamilyMart Co., Ltd.	1,400	52,066
Fancl Corp.	2,900	41,921
FANUC Corp.	1,300	205,724
Fast Retailing Co., Ltd.	400	58,420
FCC Co., Ltd.	3,000	68,120
*FDK Corp.	21,000	37,704
*Felissimo Corp.	600	7,475
FIDEA Holdings Co., Ltd.	7,200	19,963
#*First Baking Co., Ltd.	1,000	1,123
Foster Electric Co., Ltd.	4,700	126,198
FP Corp.	1,000	59,577
France Bed Holdings Co., Ltd.	27,000	35,803
F-Tech, Inc.	400	7,713
#*Fudo Tetra Corp.	41,100	26,571
Fuji Co., Ltd.	2,400	49,352
Fuji Corp, Ltd.	4,000	22,169
Fuji Electric Holdings Co., Ltd.	64,000	206,502
*Fuji Fire & Marine Insurance Co., Ltd.	31,000	42,335
Fuji Furukawa Engineering & Construction Co., Ltd.	1,000	1,583
Fuji Heavy Industries, Ltd.	76,000	650,794
*Fuji Kiko Co., Ltd.	4,000	15,849
Fuji Oil Co., Ltd.	6,300	91,275
Fuji Seal International, Inc.	1,000	23,500
Fuji Soft, Inc.	2,500	42,422
Fuji Television Network, Inc.	43	66,780
Fujicco Co., Ltd.	4,000	48,779
FUJIFILM Holdings Corp.	26,000	941,047
Fujikura Kasei Co., Ltd.	5,300	38,184
Fujikura, Ltd.	53,000	256,674
Fujimi, Inc.	2,700	40,901
Fujimori Kogyo Co., Ltd.	2,700	44,513
*Fujitec Co., Ltd.	13,000	69,435
Fujitsu Frontech, Ltd.	5,600	46,604
Fujitsu, Ltd.	40,500	252,329
Fukuda Corp.	3,000	5,936
Fukui Bank, Ltd. (The)	33,000	101,880
Fukuoka Financial Group, Inc.	71,400	306,091
*Fukusima Industries Corp.	1,100	12,856
Fukuyama Transporting Co., Ltd.	22,000	109,942

1074

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CONTINUED

	Shares	Value††
JAPAN — (Continued)
Funai Consulting Co., Ltd.	3,700	$23,956
Funai Electric Co., Ltd.	2,700	90,044
*Furukawa Co., Ltd.	37,000	45,246
Furukawa Electric Co., Ltd.	33,000	147,252
Furukawa-Sky Aluminum Corp.	18,000	54,975
Furusato Industries, Ltd.	1,000	6,332
Fuso Pharmaceutical Industries, Ltd.	13,000	37,832
Futaba Corp.	4,500	88,892
*Futaba Industrial Co., Ltd.	2,400	17,942
Fuyo General Lease Co., Ltd.	3,100	109,703
Gakken Holdings Co., Ltd.	21,000	45,891
GEO Co., Ltd.	57	65,383
Glory, Ltd.	9,000	215,250
GMO Internet, Inc.	7,900	44,265
Godo Steel, Ltd.	15,000	29,551
Goldcrest Co., Ltd.	3,510	94,334
*Goldwin, Inc.	13,000	36,001
Gourmet Kineya Co., Ltd.	3,000	17,838
#GS Yuasa Corp.	18,000	126,081
*GSI Creos Corp.	29,000	47,853
Gunma Bank, Ltd. (The)	54,000	310,582
Gunze, Ltd.	29,000	121,129
H2O Retailing Corp.	19,000	140,539
Hachijuni Bank, Ltd. (The)	36,000	206,047
*Hakudo Co., Ltd.	2,800	31,621
Hakuhodo Dy Holdings, Inc.	3,560	203,180
Hakuto Co., Ltd.	5,400	55,865
Hamamatsu Photonics K.K.	4,200	153,949
Hankyu Hanshin Holdings, Inc.	26,000	120,480
Hanwa Co., Ltd.	25,000	120,539
Happinet Corp.	2,500	32,395
Harashin Narus Holdings Co., Ltd.	2,200	32,925
*Haseko Corp.	21,000	19,486
*Hazama Corp.	33,800	28,869
Heiwa Corp.	5,600	81,746
Heiwa Real Estate Co., Ltd.	19,000	58,131
Heiwado Co., Ltd.	5,400	71,383
Hibiya Engineering, Ltd.	6,000	54,800
Hiday Hidaka Corp.	2,400	40,111
Higashi-Nippon Bank, Ltd.	26,000	61,118
Higo Bank, Ltd. (The)	28,000	147,953
Hikari Tsushin, Inc.	4,000	90,567
Hino Motors, Ltd.	45,000	253,895
Hioki EE Corp.	700	13,928
Hirose Electric Co., Ltd.	600	64,465
Hiroshima Bank, Ltd. (The)	80,000	341,172
HIS Co., Ltd.	2,400	62,634
Hisaka Works, Ltd.	5,000	70,962
Hisamitsu Pharmaceutical Co., Inc.	1,000	40,329
Hitachi Cable, Ltd.	33,000	86,990
Hitachi Capital Corp.	7,000	111,119
Hitachi Chemical Co., Ltd.	13,200	299,418
Hitachi Construction Machinery Co., Ltd.	9,200	217,175
Hitachi High-Technologies Corp.	10,000	247,416
Hitachi Koki Co., Ltd.	9,000	89,663
Hitachi Kokusai Electric, Inc	10,000	87,680
Hitachi Medical Corp.	6,000	59,835
Hitachi Metals, Ltd.	12,000	141,111
Hitachi Tool Engineering, Ltd.	1,400	15,942
Hitachi Transport System, Ltd.	6,900	105,093
#Hitachi Zosen Corp.	82,000	125,215

1075

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CONTINUED

	Shares	Value††
JAPAN — (Continued)
Hitachi, Ltd. ADR	14,780	$819,255
Hodogaya Chemical Co., Ltd.	8,000	33,086
Hogy Medical Co., Ltd.	1,200	54,828
Hokkaido Electric Power Co., Inc.	2,900	60,283
Hokkaido Gas Co., Ltd.	7,000	21,762
Hokkan Holdings, Ltd.	15,000	47,816
Hokko Chemical Industry Co., Ltd.	7,000	24,837
Hokkoku Bank, Ltd. (The)	37,000	125,549
Hokuetsu Bank, Ltd. (The)	17,000	35,209
Hokuetsu Kishu Paper Co., Ltd.	17,000	95,063
*Hokuhoku Financial Group, Inc.	163,000	329,841
Hokuriku Electric Power Co., Inc.	3,800	92,641
Hokuto Corp.	2,000	46,034
Honda Motor Co., Ltd.	300	12,931
Honda Motor Co., Ltd. Sponsored ADR	37,467	1,631,313
Honeys Co., Ltd.	950	12,108
Horiba, Ltd.	1,500	41,399
Horipro, Inc.	400	3,686
Hosiden Corp.	7,900	82,891
Hosokawa Micron Corp.	5,000	21,560
House Foods Corp.	11,700	193,690
*Howa Machinery, Ltd.	5,000	4,815
Hoya Corp.	5,800	136,825
Hyakugo Bank, Ltd. (The)	33,000	147,131
Hyakujishi Bank, Ltd. (The)	35,000	133,295
Ibiden Co., Ltd.	11,000	372,344
IBJ Leasing Co., Ltd.	2,000	49,997
Ichibanya Co., Ltd.	500	14,373
*Ichikoh Industries, Ltd.	6,000	17,767
Ichiyoshi Securities Co., Ltd.	4,100	30,514
Icom, Inc.	2,100	57,552
Idec Corp.	6,400	58,942
Idemitsu Kosan Co., Ltd.	2,600	274,024
Ihara Chemical Industry Co., Ltd.	6,000	22,043
IHI Corp.	163,000	369,997
Iida Home Max	4,800	56,862
Iino Kaiun Kaisha, Ltd.	9,400	42,840
Imasen Electric Industrial Co., Ltd.	3,000	44,505
Imperial Hotel, Ltd.	550	14,597
*Impress Holdings, Inc.	15,200	27,460
Inaba Denki Sangyo Co., Ltd.	2,200	61,557
Inaba Seisakusho Co., Ltd.	3,700	36,946
Inabata & Co., Ltd.	12,900	82,168
Inageya Co., Ltd.	2,000	21,458
Ines Corp.	8,100	65,024
Information Services International-Dentsu, Ltd.	500	3,418
Innotech Corp.	2,100	15,173
Inpex Corp.	61	391,992
Intage, Inc.	100	2,233
Internet Initiative Japan, Inc.	20	58,441
Inui Steamship Co., Ltd.	6,000	36,966
Ise Chemical Corp.	3,000	21,683
#*Iseki & Co., Ltd.	18,000	50,777
Isetan Mitsukoshi Holdings, Ltd.	30,500	342,677
*Ishihara Sangyo Kaisha, Ltd.	22,000	30,379
Isuzu Motors, Ltd.	98,000	462,525
IT Holdings Corp.	11,200	139,721
ITO EN, Ltd.	1,700	29,333
ITOCHU Corp.	95,000	1,034,039
Itochu Enex Co., Ltd.	9,100	51,750
Itochu Techno-Solutions Corp.	1,900	66,213

1076

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CONTINUED

	Shares	Value††
JAPAN — (Continued)
Itochu-Shokuhin Co., Ltd.	300	$10,819
Itoham Foods, Inc.	21,000	76,858
Itoki Corp.	10,000	25,343
Iwai Cosmo Holdings, Inc.	2,200	14,526
#*Iwasaki Electric Co., Ltd.	16,000	31,025
Iwatani International Corp.	11,000	34,362
*Iwatsu Electric Co., Ltd.	10,000	8,414
Iyo Bank, Ltd. (The)	33,843	288,503
*Izumi Co., Ltd.	2,800	41,203
Izumiya Co., Ltd.	13,000	53,634
J Front Retailing Co., Ltd.	81,000	419,927
*Jalux, Inc.	800	7,478
Jamco Corp.	2,000	14,039
*Janome Sewing Machine Co., Ltd.	2,000	1,786
Japan Airport Terminal Co., Ltd.	9,100	136,431
Japan Aviation Electronics Industry, Ltd.	5,000	36,798
Japan Cash Machine Co., Ltd.	4,900	38,070
Japan Digital Laboratory Co., Ltd.	4,100	44,305
Japan Electronic Materials Corp.	2,100	14,685
Japan Petroleum Exploration Co., Ltd.	1,900	77,325
Japan Pulp & Paper Co., Ltd.	13,000	48,244
Japan Steel Works, Ltd. (The)	1,000	10,489
Japan Tobacco, Inc.	37	139,188
Japan Transcity Corp.	15,000	56,473
Japan Vilene Co., Ltd.	10,000	52,891
Japan Wool Textile Co., Ltd. (The)	9,000	79,386
Jastec Co., Ltd.	200	1,212
JBIS Holdings, Inc.	3,000	11,717
Jeol, Ltd.	10,000	34,881
JFE Holdings, Inc.	5,100	164,161
JFE Shoji Holdings, Inc.	24,000	116,384
JGC Corp.	2,000	48,916
*Jidosha Buhin Kogyo Co., Ltd.	3,000	19,477
JMS Co., Ltd.	2,000	6,923
J-Oil Mills, Inc.	9,000	29,061
Joshin Denki Co., Ltd.	5,000	47,786
Joyo Bank, Ltd. (The)	58,000	256,478
JS Group Corp.	19,600	428,345
JSP Corp.	6,600	108,841
JSR Corp.	17,400	358,746
JTEKT Corp.	21,900	274,597
*Juki Corp.	31,000	61,694
Juroku Bank, Ltd.	43,000	139,411
*JVC Kenwood Holdings, Inc.	9,000	39,258
JX Holdings, Inc.	165,868	1,124,192
*kabu.com Securities Co., Ltd.	5,500	23,711
Kadokawa Holdings, Inc.	3,200	85,058
Kaga Electronics Co., Ltd.	5,000	61,569
Kagome Co., Ltd.	2,800	51,734
Kagoshima Bank, Ltd. (The)	24,000	157,958
Kajima Corp.	136,000	359,032
Kakaku.com, Inc.	11	62,140
Kaken Pharmaceutical Co., Ltd.	9,000	113,304
Kameda Seika Co., Ltd.	2,100	41,492
Kamei Corp.	7,000	34,332
Kamigumi Co., Ltd.	38,000	319,101
Kanagawa Chuo Kotsu Co., Ltd.	7,000	36,007
Kanamoto Co., Ltd.	8,000	40,716
Kandenko Co., Ltd.	13,000	83,913
Kaneka Corp.	49,000	342,331
*Kanematsu Corp.	23,000	23,556

1077

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CONTINUED

	Shares	Value††
JAPAN — (Continued)
Kanematsu Electronics, Ltd.	6,000	$62,019
Kansai Electric Power Co., Inc.	9,300	229,927
Kansai Paint Co., Ltd.	26,000	267,476
Kanto Auto Works, Ltd.	6,300	56,264
Kanto Denka Kogyo Co., Ltd.	12,000	102,368
Kanto Natural Gas Development Co., Ltd.	6,000	33,097
Kao Corp.	3,000	78,471
Kasai Kogyo Co., Ltd.	7,000	48,113
Kasumi Co., Ltd.	8,000	44,831
Katakura Industries Co., Ltd.	4,600	44,253
Kato Sangyo Co., Ltd.	3,600	57,061
Kato Works Co., Ltd.	15,000	36,193
Kawasaki Heavy Industries, Ltd.	58,000	207,100
Kawasaki Kisen Kaisha, Ltd.	66,000	276,047
Kawasumi Laboratories, Inc.	1,000	7,375
Kayaba Industry Co., Ltd.	21,000	166,869
KDDI Corp.	36	202,653
Keihan Electric Railway Co., Ltd.	10,000	40,491
Keihanshin Real Estate Co., Ltd.	1,200	5,878
Keihin Corp.	3,300	75,252
Keikyu Corp.	10,000	85,622
Keio Corp.	10,000	67,229
Keisei Electric Railway Co., Ltd.	16,000	108,337
Keiyo Bank, Ltd. (The)	36,000	184,271
#Keiyo Co., Ltd.	6,000	31,271
*Kenedix, Inc.	545	138,335
Kewpie Corp.	13,400	165,279
Key Coffee, Inc.	2,800	49,878
Keyence Corp.	220	58,529
Kikkoman Corp.	17,000	184,285
Kimoto Co., Ltd.	400	3,789
Kinden Corp.	20,000	179,180
#Kintetsu Corp.	33,000	101,861
Kintetsu World Express, Inc.	1,600	44,293
Kirin Holdings Co., Ltd.	24,940	336,100
Kisoji Co., Ltd.	2,100	43,489
Kissei Pharmaceutical Co., Ltd.	4,600	92,217
*Kitagawa Iron Works Co., Ltd.	27,000	53,756
Kita-Nippon Bank, Ltd. (The)	1,300	32,247
Kito Corp.	11	10,588
Kitz Corp.	11,000	50,004
Kiyo Holdings, Inc.	96,000	132,472
Koa Corp.	7,200	81,563
Koatsu Gas Kogyo Co., Ltd.	8,000	49,030
Kobayashi Pharmaceutical Co., Ltd.	1,400	65,517
Kobe Steel, Ltd.	195,000	478,302
#Kohnan Shoji Co., Ltd.	3,000	41,511
Kohsoku Corp.	2,200	20,363
Koito Manufacturing Co., Ltd.	18,000	311,615
Kojima Co., Ltd.	8,800	53,207
Kokuyo Co., Ltd.	11,200	93,321
Komatsu Seiren Co., Ltd.	9,000	36,705
Komatsu Wall Industry Co., Ltd.	2,800	26,893
Komatsu, Ltd.	8,900	265,463
Komeri Co., Ltd.	3,600	83,428
Komori Corp.	9,700	108,154
Konami Corp. ADR	1,900	38,209
Konica Minolta Holdings, Inc.	24,000	231,931
Konishi Co., Ltd.	4,800	63,906
Kose Corp.	3,400	86,534
KRS Corp.	200	2,068

1078

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CONTINUED

	Shares	Value††
JAPAN — (Continued)
K’s Holdings Corp.	4,080	$113,727
Kubota Corp. Sponsored ADR	4,000	203,960
*Kumagai Gumi Co., Ltd.	39,000	30,021
#Kumiai Chemical Industry Co., Ltd.	14,000	49,048
Kurabo Industries, Ltd.	35,000	65,339
Kuraray Co., Ltd.	28,000	393,646
Kureha Corp.	18,000	105,641
*Kurimoto, Ltd.	31,000	48,835
Kurita Water Industries, Ltd.	2,000	62,573
Kuroda Electric Co., Ltd.	5,100	69,946
Kurosaki Harima Corp.	10,000	41,514
Kyocera Corp.	366	38,183
Kyocera Corp. Sponsored ADR	5,000	517,550
Kyodo Printing Co., Ltd.	17,000	39,427
Kyodo Shiryo Co., Ltd.	26,000	33,341
Kyoei Steel, Ltd.	3,300	47,210
Kyoei Tanker Co., Ltd.	1,000	2,003
Kyokuto Kaihatsu Kogyo Co., Ltd.	1,700	7,658
Kyokuto Securities Co., Ltd.	7,400	62,050
Kyokuyo Co., Ltd.	10,000	22,224
KYORIN Holdings, Inc.	7,000	127,867
Kyoritsu Maintenance Co., Ltd.	2,400	41,457
Kyosan Electric Manufacturing Co., Ltd.	12,000	66,044
Kyoto Kimono Yuzen Co., Ltd.	1,300	14,570
Kyowa Exeo Corp.	10,000	98,148
Kyowa Hakko Kirin Co., Ltd.	19,000	194,381
Kyudenko Corp.	8,000	55,558
Kyushu Electric Power Co., Inc.	5,100	114,653
*Laox Co., Ltd.	19,000	15,578
Lawson, Inc.	200	9,976
LEC, Inc.	300	5,460
#*Leopalace21 Corp.	18,100	28,617
Life Corp.	1,300	19,574
Lintec Corp.	6,700	187,520
Lion Corp.	10,000	53,162
Mabuchi Motor Co., Ltd.	3,700	182,357
Macnica, Inc.	2,900	74,502
Macromill, Inc.	2,000	26,479
Maeda Corp.	22,000	73,089
Maeda Road Construction Co., Ltd.	11,000	95,289
Maezawa Kasei Industries Co., Ltd.	1,300	12,134
Maezawa Kyuso Industries Co., Ltd.	2,600	33,435
*Makino Milling Machine Co., Ltd.	12,000	101,508
Makita Corp.	4,500	194,829
Makita Corp. Sponsored ADR	5,012	215,817
Mandom Corp.	1,300	34,884
Mars Engineering Corp.	2,700	46,777
Marubeni Corp.	115,000	865,827
Marubun Corp.	1,800	10,978
Marudai Food Co., Ltd.	27,000	88,499
Maruetsu, Inc. (The)	15,000	59,574
Maruha Nichiro Holdings, Inc.	53,000	92,643
Marui Group Co., Ltd.	40,600	343,621
Maruichi Steel Tube, Ltd.	6,700	148,004
Marusan Securities Co., Ltd.	11,900	66,248
Maruwa Co., Ltd.	1,200	36,489
Maruyama Manufacturing Co, Inc.	14,000	29,878
Maruzen Showa Unyu Co., Ltd.	13,000	43,056
Maspro Denkoh Corp.	4,400	40,021
Matsuda Sangyo Co., Ltd.	1,900	32,193
Matsui Securities Co., Ltd.	2,800	18,609

1079

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CONTINUED

	Shares	Value††
JAPAN — (Continued)
Matsumotokiyoshi Holdings Co., Ltd.	300	$6,498
*Matsuya Co., Ltd.	2,000	14,852
Matsuya Foods Co., Ltd.	3,000	51,686
Max Co., Ltd.	6,000	72,382
Maxvalu Tokai Co., Ltd.	1,600	22,594
Mazda Motor Corp.	116,000	343,195
Medipal Holdings Corp.	17,700	184,491
Megachips Corp.	1,600	33,157
Megmilk Snow Brand Co., Ltd.	4,700	84,057
#*Meidensha Corp.	13,000	60,306
Meiji Holdings Co., Ltd.	6,887	312,402
*Meitec Corp.	1,500	29,949
Meito Sangyo Co., Ltd.	1,500	20,467
*Meiwa Estate Co., Ltd.	2,200	16,812
*Meiwa Trading Co., Ltd.	1,000	3,673
Michinoku Bank, Ltd. (The)	19,000	39,796
*Mie Bank, Ltd. (The)	16,000	45,666
Mikuni Coca-Cola Bottling Co., Ltd.	4,200	38,180
Milbon Co., Ltd.	330	8,599
Mimasu Semiconductor Industry Co., Ltd.	4,300	51,295
Minato Bank, Ltd. (The)	21,000	38,858
Minebea Co., Ltd.	49,000	291,013
Ministop Co., Ltd.	3,800	67,004
Miraca Holdings, Inc.	2,600	99,410
*Mirait Holdings Corp.	7,080	56,154
*Misawa Homes Co., Ltd.	5,900	27,539
Misumi Group, Inc.	2,500	64,256
Mito Securities Co., Ltd.	13,000	20,421
*Mitsuba Corp.	5,000	46,922
Mitsubishi Chemical Holdings Corp.	96,500	672,552
Mitsubishi Corp.	54,500	1,521,468
Mitsubishi Electric Corp.	21,000	232,108
Mitsubishi Estate Co., Ltd.	6,000	113,415
Mitsubishi Gas Chemical Co., Inc.	46,000	320,681
Mitsubishi Heavy Industries, Ltd.	143,500	569,054
Mitsubishi Logistics Corp.	15,000	200,510
*Mitsubishi Materials Corp.	106,000	326,398
#*Mitsubishi Motors Corp.	67,000	93,097
*Mitsubishi Paper Mills, Ltd.	29,000	35,770
Mitsubishi Pencil Co., Ltd.	3,400	55,766
Mitsubishi Steel Manufacturing Co., Ltd.	25,000	79,673
Mitsubishi Tanabe Pharma Corp.	17,000	271,749
Mitsubishi UFJ Financial Group, Inc.	262,700	1,364,442
Mitsubishi UFJ Financial Group, Inc. ADR	441,377	2,295,160
Mitsuboshi Belting, Ltd.	7,000	41,349
Mitsui & Co., Ltd.	24,500	413,550
Mitsui & Co., Ltd. Sponsored ADR	2,651	893,387
Mitsui Chemicals, Inc.	77,000	276,375
*Mitsui Engineering & Shipbuilding Co., Ltd.	83,000	229,852
Mitsui Fudosan Co., Ltd.	17,000	346,818
*Mitsui High-Tec, Inc.	5,600	31,874
Mitsui Home Co., Ltd.	9,000	49,327
Mitsui Knowledge Industry Co., Ltd.	221	39,010
Mitsui Matsushima Co., Ltd.	23,000	48,674
Mitsui Mining & Smelting Co., Ltd.	77,000	272,982
Mitsui O.S.K. Lines, Ltd.	53,000	346,205
*Mitsui Sugar Co., Ltd.	11,000	45,039
Mitsui-Soko Co., Ltd.	26,000	111,361
Mitsumi Electric Co., Ltd.	8,500	140,568
Mitsuuroko Co., Ltd.	3,800	23,629
Miura Co., Ltd.	3,300	91,555

1080

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CONTINUED

	Shares	Value††
JAPAN — (Continued)
Miyachi Corp.	1,900	$15,787
Miyazaki Bank, Ltd. (The)	29,000	78,243
Miyoshi Oil & Fat Co., Ltd.	18,000	30,283
Mizuho Financial Group, Inc.	1,114,875	2,152,327
Mizuho Financial Group, Inc. ADR	5,047	19,582
*Mizuho Investors Securities Co., Ltd.	72,000	74,540
Mizuho Securities Co., Ltd.	87,000	229,739
#*Mizuho Trust & Banking Co., Ltd.	40,000	39,048
Mizuno Corp.	7,000	34,717
Mochida Pharmaceutical Co., Ltd.	8,000	90,110
Modec, Inc.	1,300	23,262
*Monex Group, Inc.	50	13,910
Mori Seiki Co., Ltd.	9,900	115,680
Morinaga & Co., Ltd.	25,000	59,203
Morinaga Milk Industry Co., Ltd.	26,000	111,593
Morita Holdings Corp.	9,000	57,022
Mory Industries, Inc.	2,000	9,470
MOS Food Services, Inc.	3,200	59,410
Moshi Moshi Hotline, Inc.	2,100	50,671
MR MAX Corp.	8,300	29,059
MS&AD Insurance Group Holdings, Inc.	30,313	722,553
Murata Manufacturing Co., Ltd.	6,600	501,168
Musashi Seimitsu Industry Co., Ltd.	900	22,595
Musashino Bank, Ltd.	3,900	117,841
*Mutoh Holdings Co., Ltd.	17,000	41,538
Nabtesco Corp.	13,000	307,086
Nachi-Fujikoshi Corp.	10,000	45,627
Nagaileben Co., Ltd.	2,400	62,041
Nagano Bank, Ltd. (The)	15,000	31,086
Nagase & Co., Ltd.	17,000	219,524
Nagatanien Co., Ltd.	3,000	31,960
Nagoya Railroad Co., Ltd.	35,000	93,983
Nakabayashi Co., Ltd.	1,000	2,198
Nakamuraya Co., Ltd.	8,917	43,223
*Nakayama Steel Works, Ltd.	26,000	35,134
Namco Bandai Holdings, Inc.	30,900	338,551
Nankai Electric Railway Co., Ltd.	10,000	40,009
Nanto Bank, Ltd. (The)	38,000	197,696
NEC Capital Solutions, Ltd.	800	13,294
NEC Corp.	251,000	713,776
NEC Fielding, Ltd.	2,500	30,260
NEC Mobiling, Ltd.	2,800	86,730
NEC Networks & System Integration Corp.	3,600	48,975
Net One Systems Co., Ltd.	46	72,599
Neturen Co., Ltd.	5,400	47,829
*New Japan Radio Co., Ltd.	6,000	20,446
NGK Insulators, Ltd.	11,000	185,847
NGK Spark Plug Co., Ltd.	21,000	326,175
NHK Spring Co., Ltd.	27,000	305,839
Nice Holdings, Inc.	16,000	34,091
Nichias Corp.	18,000	100,628
Nichiban Co., Ltd.	1,000	3,825
Nichicon Corp.	9,800	138,741
*Nichiden Corp.	300	8,459
Nichiha Corp.	5,100	48,213
Nichii Gakkan Co.	8,600	74,134
Nichirei Corp.	35,000	159,744
Nichireki Co., Ltd.	5,000	20,616
Nidec Corp.	700	66,102
Nidec Corp. ADR	4,317	101,363
Nidec Sankyo Corp.	6,000	47,921

1081

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CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nidec-Tosok Corp.	2,200	$22,757
Nifco, Inc.	3,400	90,984
Nihon Dempa Kogyo Co., Ltd.	4,400	80,912
Nihon Eslead Corp.	1,000	10,258
Nihon Kohden Corp.	3,700	79,950
Nihon M&A Center, Inc.	8	35,110
Nihon Nohyaku Co., Ltd.	3,000	16,549
Nihon Parkerizing Co., Ltd.	7,000	98,137
*Nihon Shokuh Kako Co., Ltd.	1,000	5,275
*Nihon Trim Co., Ltd.	250	5,488
Nihon Unisys, Ltd.	10,400	78,636
Nihon Yamamura Glass Co., Ltd.	19,000	55,831
Nikkiso Co., Ltd.	8,000	64,560
Nikon Corp.	1,000	23,192
Nintendo Co., Ltd.	600	162,231
Nippo Corp.	7,000	52,372
Nippon Beet Sugar Manufacturing Co., Ltd.	22,000	55,551
*Nippon Carbide Industries Co., Inc.	16,000	46,636
Nippon Carbon Co., Ltd.	14,000	42,220
Nippon Ceramic Co., Ltd.	3,800	66,128
Nippon Chemical Industrial Co., Ltd.	16,000	46,767
*Nippon Chemi-Con Corp.	18,000	93,652
Nippon Concrete Industries Co., Ltd.	8,000	14,630
Nippon Denko Co., Ltd.	7,000	52,501
Nippon Densetsu Kogyo Co., Ltd.	7,000	66,680
Nippon Electric Glass Co., Ltd.	36,000	542,886
Nippon Express Co., Ltd.	72,000	303,844
Nippon Fine Chemical Co., Ltd.	300	1,985
Nippon Flour Mills Co., Ltd.	15,000	75,181
*Nippon Formula Feed Manufacturing Co., Ltd.	15,000	20,374
Nippon Gas Co., Ltd.	3,600	48,344
Nippon Kayaku Co., Ltd.	25,000	261,409
*Nippon Kinzoku Co., Ltd.	14,000	29,207
Nippon Koei Co., Ltd.	18,000	57,379
Nippon Konpo Unyu Soko Co., Ltd.	9,000	106,488
*Nippon Koshuha Steel Co., Ltd.	20,000	24,635
*Nippon Light Metal Co., Ltd.	56,000	118,421
Nippon Meat Packers, Inc.	23,000	305,357
*Nippon Metal Industry Co., Ltd.	15,000	19,055
Nippon Paint Co., Ltd.	23,000	178,583
Nippon Paper Group, Inc.	7,700	200,576
Nippon Pillar Packing Co., Ltd.	2,000	17,286
*Nippon Piston Ring Co., Ltd.	8,000	21,804
Nippon Road Co., Ltd. (The)	23,000	57,188
Nippon Seiki Co., Ltd.	5,000	60,629
Nippon Seisen Co., Ltd.	9,000	54,546
Nippon Sharyo, Ltd.	4,000	22,072
Nippon Sheet Glass Co., Ltd.	97,000	252,088
Nippon Shinyaku Co., Ltd.	7,000	98,718
Nippon Shokubai Co., Ltd.	15,000	166,205
Nippon Signal Co., Ltd.	10,300	87,529
Nippon Soda Co., Ltd.	18,000	85,810
*Nippon Steel Corp.	46,000	157,240
Nippon Steel Trading Co., Ltd.	13,000	42,494
Nippon Suisan Kaisha, Ltd.	35,300	113,845
Nippon Synthetic Chemical Industry Co., Ltd. (The)	15,000	99,550
Nippon Telegraph & Telephone Corp.	900	41,756
Nippon Telegraph & Telephone Corp. ADR	9,340	216,968
Nippon Television Network Corp.	440	69,707
Nippon Thompson Co., Ltd.	6,000	51,738
Nippon Valqua Industries, Ltd.	16,000	51,501

1082

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CONTINUED

	Shares	Value††
JAPAN — (Continued)
#*Nippon Yakin Kogyo Co., Ltd.	27,000	$78,865
Nippon Yusen K.K.	81,000	354,726
*Nippon Yusoki Co., Ltd.	7,000	18,772
Nipro Corp.	6,000	116,804
Nishimatsu Construction Co., Ltd.	52,000	68,450
Nishimatsuya Chain Co., Ltd.	4,200	37,643
Nishi-Nippon Bank, Ltd.	103,000	319,960
Nishi-Nippon Railroad Co., Ltd.	15,000	62,379
Nissan Chemical Industries, Ltd.	4,000	49,430
Nissan Motor Co., Ltd.	87,500	885,284
Nissan Shatai Co., Ltd.	14,000	121,475
Nissei Corp.	2,900	22,584
Nissen Holdings Co., Ltd.	4,600	24,892
Nissha Printing Co., Ltd.	1,100	27,687
Nisshin Fudosan Co., Ltd.	4,400	34,823
Nisshin Oillio Group, Ltd. (The)	18,000	91,607
Nisshin Seifun Group, Inc.	7,500	94,540
Nisshin Steel Co., Ltd.	110,000	217,615
Nisshinbo Holdings, Inc.	22,000	244,146
Nissin Corp.	17,000	48,040
Nissin Electric Co., Ltd.	13,000	84,548
Nissin Foods Holdings Co., Ltd.	1,600	56,862
Nissin Kogyo Co., Ltd.	6,600	119,403
Nissin Sugar Manufacturing Co., Ltd.	9,000	21,598
Nitori Holdings Co., Ltd.	400	33,488
Nitta Corp.	4,200	83,868
Nittetsu Mining Co., Ltd.	13,000	67,717
Nitto Boseki Co., Ltd.	19,000	48,530
Nitto Denko Corp.	13,000	649,089
Nitto Kogyo Corp.	5,100	62,189
Nitto Kohki Co., Ltd.	2,500	64,081
*NKSJ Holdings, Inc.	81,500	556,370
Noevir Co., Ltd.	2,400	28,645
NOF Corp.	25,000	130,732
Nohmi Bosai, Ltd.	4,000	26,523
NOK Corp.	17,100	344,710
Nomura Co., Ltd.	3,000	11,426
Nomura Holdings, Inc.	68,300	416,470
Nomura Holdings, Inc. ADR	119,749	731,666
Nomura Real Estate Holdings, Inc.	12,700	231,158
Nomura Research Institute, Ltd.	1,800	39,179
Noritake Co., Ltd.	10,000	37,908
*Noritsu Koki Co., Ltd.	5,600	34,605
Noritz Corp.	3,200	53,722
NS Solutions Corp.	3,400	73,356
NS United Kaiun Kaisha, Ltd.	32,000	75,388
NSD Co., Ltd.	3,000	31,228
NSK, Ltd.	45,000	431,545
NTN Corp.	66,000	359,186
NTT Data Corp.	13	42,299
NTT DoCoMo, Inc.	270	482,827
NTT DoCoMo, Inc. Sponsored ADR	9,600	172,320
Obara Corp.	2,400	27,787
Obayashi Corp.	39,000	186,668
Obayashi Road Corp.	10,000	19,479
Obic Business Consultants Co., Ltd.	800	46,494
Obic Co., Ltd.	500	96,266
Odakyu Electric Railway Co., Ltd.	11,000	102,094
Oenon Holdings, Inc.	13,000	31,974
Ogaki Kyoritsu Bank, Ltd. (The)	41,000	136,446
Ohara, Inc.	4,100	53,271

1083

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CONTINUED

	Shares	Value††
JAPAN — (Continued)
Ohashi Technica, Inc.	100	$727
Oiles Corp.	2,520	52,187
Oita Bank, Ltd. (The)	27,000	102,263
Oji Paper Co., Ltd.	42,000	196,001
Okabe Co., Ltd.	9,000	44,821
Okamoto Industries, Inc.	13,000	51,904
Okamura Corp.	6,000	36,433
Okasan Securities Group, Inc.	28,000	109,238
*Oki Electric Industry Co., Ltd.	72,000	61,605
Okinawa Electric Power Co., Ltd.	1,500	70,582
#*OKK Corp.	21,000	35,955
*OKUMA Corp.	15,000	125,444
Okumura Corp.	18,000	68,285
Okura Industrial Co., Ltd.	5,000	16,488
Okuwa Co., Ltd.	4,000	42,604
Olympic Corp.	1,500	11,202
Olympus Corp.	3,000	84,286
O-M, Ltd.	9,000	38,951
Omron Corp.	13,400	346,244
Ono Pharmaceutical Co., Ltd.	3,100	150,889
*ONO Sokki Co., Ltd.	5,000	16,976
Onoken Co., Ltd.	4,100	36,272
Onward Holdings Co., Ltd.	17,000	148,018
Optex Co., Ltd.	300	4,358
ORACLE Corp. Japan	1,000	45,727
Organo Corp.	12,000	88,151
Oriental Land Co., Ltd.	800	73,660
Osaka Gas Co., Ltd.	27,000	102,023
Osaka Organic Chemical Industry, Ltd.	1,400	9,744
Osaka Steel Co., Ltd.	3,300	54,125
Osaka Titanium Technologies Co., Ltd.	1,700	98,890
Osaki Electric Co., Ltd.	4,000	37,508
OSG Corp.	6,400	94,763
Otsuka Corp.	600	38,079
Oyo Corp.	3,500	29,899
*P.S. Mitsubishi Construction Co., Ltd.	5,200	16,079
Pacific Industrial Co., Ltd.	10,000	59,748
Pacific Metals Co., Ltd.	14,000	120,031
Pack Corp. (The)	2,600	43,971
Pal Co., Ltd.	2,100	73,115
PanaHome Corp.	15,000	96,692
Panasonic Corp.	17,000	233,659
Panasonic Corp. Sponsored ADR	64,414	884,404
*Panasonic Electric Works Information Systems Co., Ltd.	1,000	26,143
Paramount Bed Co., Ltd.	3,400	90,508
Parco Co., Ltd.	10,700	101,874
Paris Miki Holdings, Inc.	6,500	66,074
Pasco Corp.	1,000	3,109
#Penta-Ocean Construction Co., Ltd.	25,000	41,484
PGM Holdings K.K.	86	54,178
Pigeon Corp.	1,400	42,720
Pilot Corp.	29	52,762
Piolax, Inc.	2,600	59,182
*Pioneer Electronic Corp.	13,700	59,278
Plenus Co., Ltd.	1,900	31,451
*Press Kogyo Co., Ltd.	20,000	99,644
Prima Meat Packers, Ltd.	27,000	32,610
#*Renesas Electronics Corp.	29,100	312,847
Rengo Co., Ltd.	29,000	193,731
#Resona Holdings, Inc.	7,200	37,166
Resorttrust, Inc.	2,600	43,797

1084

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CONTINUED

	Shares	Value††
JAPAN — (Continued)
Rhythm Watch Co., Ltd.	18,000	$29,903
Ricoh Co., Ltd.	31,381	449,035
Ricoh Leasing Co., Ltd.	2,600	73,910
Riken Corp.	22,000	101,758
Riken Technos Corp.	1,000	3,737
Riken Vitamin Co., Ltd.	100	2,801
Ringer Hut Co., Ltd.	2,600	34,813
Rinnai Corp.	1,400	88,556
*Riso Kagaku Corp.	2,880	47,997
Rock Field Co., Ltd.	2,800	44,339
Rohm Co., Ltd.	9,400	609,626
Rohto Pharmaceutical Co., Ltd.	4,000	45,959
Roland Corp.	1,600	20,236
Roland DG Corp.	1,400	24,621
Round One Corp.	11,700	63,023
Royal Holdings Co., Ltd.	2,800	28,627
*Ryobi, Ltd.	22,000	96,059
Ryoden Trading Co., Ltd.	3,000	21,015
Ryohin Keikaku Co., Ltd.	1,400	60,246
Ryosan Co., Ltd.	4,300	117,084
Ryoshoku, Ltd.	2,100	44,606
Ryoyo Electro Corp.	4,900	55,907
S Foods, Inc.	2,000	17,889
#*Sagami Chain Co., Ltd.	5,000	28,397
Saibu Gas Co., Ltd.	31,000	78,995
Saizeriya Co., Ltd.	2,700	53,229
Sakai Chemical Industry Co., Ltd.	21,000	110,736
Sakata INX Corp.	12,000	62,779
Sakata Seed Corp.	5,500	79,940
Sala Corp.	2,500	13,782
*San-A Co., Ltd.	1,000	39,716
San-Ai Oil Co., Ltd.	11,000	56,244
Sanden Corp.	17,000	81,476
Sanei-International Co., Ltd.	3,300	41,035
Sangetsu Co., Ltd.	1,800	43,201
San-in Godo Bank, Ltd. (The)	24,000	179,844
*Sanix, Inc.	17,500	38,925
Sankei Building Co., Ltd.	9,200	59,262
Sanken Electric Co., Ltd.	9,000	48,356
Sanki Engineering Co., Ltd.	5,000	34,161
Sanko Metal Industrial Co., Ltd.	4,000	8,472
Sankyo Co., Ltd.	1,400	77,699
Sankyo Seiko Co., Ltd.	4,500	16,713
*Sankyo-Tateyama Holdings, Inc.	65,000	89,899
*Sankyu, Inc.	32,000	141,205
Sanoh Industrial Co., Ltd.	6,500	63,739
#*Sanrio Co., Ltd.	4,700	128,030
Sanshin Electronics Co., Ltd.	7,000	60,361
Santen Pharmaceutical Co., Ltd.	3,100	111,107
Sanwa Holdings Corp.	25,000	78,681
Sanyo Chemical Industries, Ltd.	9,000	74,460
Sanyo Denki Co., Ltd.	10,000	71,022
Sanyo Shokai, Ltd.	14,000	52,071
Sanyo Special Steel Co., Ltd.	16,000	99,202
Sapporo Hokuyo Holdings, Inc.	50,100	242,896
Sapporo Holdings, Ltd.	14,000	62,159
Sasebo Heavy Industries Co., Ltd.	21,000	47,197
Sato Corp.	3,900	48,818
Satori Electric Co., Ltd.	2,700	20,330
Sawai Pharmaceutical Co., Ltd.	400	34,984
*Saxa Holdings, Inc.	6,000	11,533

1085

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CONTINUED

	Shares	Value††
JAPAN — (Continued)
SBI Holdings, Inc.	3,237	$431,678
Scroll Corp.	8,200	36,186
Secom Co., Ltd.	1,200	56,669
Secom Techno Service Co., Ltd.	500	16,652
Sega Sammy Holdings, Inc.	11,200	224,580
Seika Corp.	1,000	2,532
Seikagaku Corp.	4,100	44,684
Seiko Epson Corp.	20,600	342,987
*Seiko Holdings Corp.	16,000	54,450
Seino Holdings Co., Ltd.	20,000	139,038
Seiren Co., Ltd.	8,600	64,617
Sekisui Chemical Co., Ltd.	33,000	253,403
Sekisui House, Ltd.	45,000	438,418
Sekisui Jushi Co., Ltd.	7,000	71,238
Sekisui Plastics Co., Ltd.	13,000	60,044
Senko Co., Ltd.	14,000	47,872
Senshu Electric Co., Ltd.	1,300	16,346
*Senshu Ikeda Holdings, Inc.	3,700	5,411
Senshukai Co., Ltd.	6,400	39,537
Seven & I Holdings Co., Ltd.	23,400	604,335
Sharp Corp.	63,000	655,006
*Shibaura Mechatronics Corp.	11,000	42,400
Shibusawa Warehouse Co., Ltd.	8,000	27,310
Shiga Bank, Ltd.	34,000	187,566
Shikibo, Ltd.	29,000	41,831
Shikoku Bank, Ltd.	28,000	90,551
Shikoku Chemicals Corp.	11,000	64,720
Shikoku Electric Power Co., Inc.	3,400	100,405
Shima Seiki Manufacturing Co., Ltd.	3,600	85,399
Shimachu Co., Ltd.	5,600	125,645
Shimadzu Corp.	21,000	166,168
Shimamura Co., Ltd.	300	26,869
Shimano, Inc.	1,300	65,007
Shimizu Bank, Ltd.	1,800	79,354
Shimizu Corp.	50,000	213,118
Shimojima Co., Ltd.	300	3,754
Shin Nippon Air Technologies Co., Ltd.	3,500	21,810
Shinagawa Refractories Co., Ltd.	17,000	57,784
*Shindengen Electric Manufacturing Co., Ltd.	22,000	116,326
Shin-Etsu Chemical Co., Ltd.	4,400	247,727
Shin-Etsu Polymer Co., Ltd.	9,200	59,838
Shinkawa, Ltd.	3,500	36,246
Shin-Keisei Electric Railway Co., Ltd.	7,000	29,172
Shinko Electric Industries Co., Ltd.	10,900	123,491
Shinko Plantech Co., Ltd.	6,600	66,942
Shinko Shoji Co., Ltd.	5,300	46,071
Shinmaywa Industries, Ltd.	15,000	65,596
Shinnihon Corp.	4,500	13,011
#*Shinsei Bank, Ltd.	137,000	157,009
Shionogi & Co., Ltd.	3,000	55,186
Ship Healthcare Holdings, Inc.	6,800	79,897
Shiroki Corp.	13,000	50,450
Shiseido Co., Ltd.	2,000	40,299
Shizuoka Bank, Ltd.	47,000	431,082
Shizuoka Gas Co., Ltd.	11,000	66,787
Sho-Bond Corp.	1,200	25,910
Shochiku Co., Ltd.	4,000	29,404
Shoko Co., Ltd.	5,000	7,914
*Showa Corp.	12,200	91,526
Showa Denko K.K.	168,000	370,831
Showa Sangyo Co., Ltd.	18,000	53,365

1086

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CONTINUED

	Shares	Value††
JAPAN — (Continued)
Showa Shell Sekiyu K.K.	26,000	$225,470
Siix Corp.	4,500	54,100
Sinanen Co., Ltd.	10,000	46,653
#Sinfonia Technology Co., Ltd.	13,000	44,436
Sintokogio, Ltd.	5,600	56,270
SKY Perfect JSAT Holdings, Inc.	257	95,448
SMC Corp.	700	118,763
SMK Corp.	14,000	73,548
SNT Corp.	8,100	39,713
Soda Nikka Co., Ltd.	3,000	13,403
*Sodick Co., Ltd.	11,700	62,026
Softbank Corp.	4,800	164,988
Sogo Medical Co., Ltd.	1,300	37,660
Sohgo Security Services Co., Ltd.	8,100	98,346
Sojitz Corp.	194,700	430,388
So-net Entertainment Corp.	15	51,293
Sony Corp. Sponsored ADR	48,003	1,648,423
Sony Financial Holdings, Inc.	13	48,147
Sotetsu Holdings, Inc.	11,000	35,222
Square Enix Holdings Co., Ltd.	4,700	81,967
SRA Holdings, Inc.	100	1,124
SRI Sports, Ltd.	4	4,414
St Marc Holdings Co., Ltd.	2,200	94,976
Stanley Electric Co., Ltd.	14,800	277,655
Star Micronics Co., Ltd.	4,100	44,437
Starzen Co., Ltd.	5,000	14,701
Sugi Holdings Co., Ltd.	1,400	33,224
#*Sumco Corp.	12,500	191,029
Sumikin Bussan Corp.	19,000	45,540
Suminoe Textile Co., Ltd.	13,000	30,950
Sumisho Computer Systems Corp.	3,100	50,716
Sumitomo Bakelite Co., Ltd.	32,000	189,713
Sumitomo Chemical Co., Ltd.	101,355	524,935
Sumitomo Corp.	46,500	669,891
Sumitomo Densetsu Co., Ltd.	1,600	6,517
Sumitomo Electric Industries, Ltd.	50,800	738,400
Sumitomo Forestry Co., Ltd.	17,000	156,205
Sumitomo Heavy Industries, Ltd.	68,000	433,948
*Sumitomo Light Metal Industries, Ltd.	46,000	58,392
Sumitomo Metal Industries, Ltd.	49,000	114,710
Sumitomo Metal Mining Co., Ltd.	28,000	460,282
*Sumitomo Mitsui Construction Co., Ltd.	57,400	46,273
Sumitomo Mitsui Financial Group, Inc.	74,339	2,527,526
Sumitomo Osaka Cement Co., Ltd.	66,000	145,719
Sumitomo Pipe & Tube Co., Ltd.	7,300	54,849
Sumitomo Precision Products Co., Ltd.	1,000	5,297
Sumitomo Real Estate Sales Co., Ltd.	1,100	56,430
Sumitomo Realty & Development Co., Ltd.	5,000	121,662
Sumitomo Rubber Industries, Ltd.	20,300	214,369
Sumitomo Seika Chemicals Co., Ltd.	14,000	64,423
Sumitomo Trust & Banking Co., Ltd.	56,000	337,746
Sumitomo Warehouse Co., Ltd.	23,000	121,924
Sundrug Co., Ltd.	1,600	46,471
Sun-Wa Technos Corp.	3,400	28,650
Sunx, Ltd.	5,800	33,852
Suruga Bank, Ltd.	25,000	233,613
Suzuken Co., Ltd.	7,500	214,090
Suzuki Motor Corp.	14,900	361,756
*SWCC Showa Holdings Co., Ltd.	45,000	51,128
*SxL Corp.	4,000	2,724
Sysmex Corp.	1,100	71,909

1087

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CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Systena Corp.	24	$27,924
T&D Holdings, Inc.	16,400	413,015
T. Hasegawa Co., Ltd.	2,900	46,121
#T. RAD Co., Ltd.	14,000	62,846
Tachibana Eletech Co., Ltd.	5,200	46,004
Tachi-S Co., Ltd.	4,800	83,517
Tact Home Co., Ltd.	22	26,959
*Tadano, Ltd.	18,000	93,838
Taihei Dengyo Kaisha, Ltd.	6,000	49,273
Taihei Kogyo Co., Ltd.	5,000	23,430
*Taiheiyo Cement Corp.	119,000	153,997
Taiho Kogyo Co., Ltd.	3,000	31,708
Taikisha, Ltd.	4,200	71,928
Taisei Corp.	141,000	337,615
Taisei Lamick Co., Ltd.	1,100	31,737
Taisho Pharmaceutical Co., Ltd.	9,000	199,277
Taiyo Nippon Sanso Corp.	18,000	153,391
Taiyo Yuden Co., Ltd.	15,000	228,464
Takachiho Koheki Co., Ltd.	1,800	20,564
Takamatsu Construction Group Co., Ltd.	2,600	34,657
Takano Co., Ltd.	600	3,600
Takara Holdings, Inc.	22,000	130,650
Takara Printing Co., Ltd.	3,100	24,885
Takara Standard Co., Ltd	13,000	82,773
Takasago International Corp.	7,000	45,535
Takasago Thermal Engineering Co., Ltd.	11,000	91,081
Takashimaya Co., Ltd.	37,000	305,132
*Takata Corp.	3,800	116,366
*Take & Give Needs Co., Ltd.	16	1,489
Takeda Pharmaceutical Co., Ltd.	5,900	284,384
Takihyo Co., Ltd.	5,000	24,961
Takiron Co., Ltd.	10,000	36,341
*Takisawa Machine Tool Co., Ltd.	14,000	18,013
Tamron Co., Ltd.	3,900	79,521
Tamura Corp.	13,000	38,598
Tatsuta Electric Wire & Cable Co., Ltd.	15,000	48,927
TBK Co., Ltd.	1,000	5,822
TDK Corp.	1,200	79,049
TDK Corp. Sponsored ADR	7,012	472,258
Tecmo Koei Holdings Co., Ltd.	8,050	60,084
Teijin, Ltd.	105,000	506,270
Teikoku Electric Manufacturing Co., Ltd.	1,300	30,296
Teikoku Piston Ring Co., Ltd.	4,700	51,865
Teikoku Sen-I Co., Ltd.	6,000	38,499
*Tekken Corp.	24,000	26,354
Temp Holdings Co., Ltd.	1,800	16,099
Terumo Corp.	1,100	57,084
THK Co., Ltd.	12,500	325,986
TKC, Corp.	2,900	60,005
TOA Corp.	27,000	32,597
TOA ROAD Corp.	4,000	6,305
Toagosei Co., Ltd.	29,000	145,194
Tobu Railway Co., Ltd.	15,000	82,889
Tobu Store Co., Ltd.	10,000	31,731
TOC Co., Ltd.	17,300	75,810
Tocalo Co., Ltd.	2,800	51,553
Tochigi Bank, Ltd.	22,000	107,134
Toda Corp.	30,000	115,187
Toei Co., Ltd.	9,000	45,614
Toenec Corp.	7,000	38,732
Toho Bank, Ltd.	35,000	110,969

1088

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Toho Co., Ltd. (6895200)	2,700	$44,495
Toho Co., Ltd. (6895211)	4,000	14,733
Toho Gas Co., Ltd.	19,000	97,345
Toho Holdings Co., Ltd.	3,000	40,590
Toho Zinc Co., Ltd.	15,000	75,281
Tohoku Bank, Ltd. (The)	1,000	1,633
Tohuku Electric Power Co., Inc.	5,300	117,827
Tokai Carbon Co., Ltd.	20,000	117,343
*Tokai Rika Co., Ltd.	10,600	212,505
Tokai Rubber Industries, Ltd.	4,600	61,103
Tokai Tokyo Financial Holdings, Inc.	39,000	139,294
Token Corp.	1,300	51,907
Tokio Marine Holdings, Inc.	36,100	1,075,553
Tokio Marine Holdings, Inc. ADR	1,000	29,720
Toko Electric Corp.	4,000	26,588
Tokushu Tokai Paper Co., Ltd.	22,000	51,266
Tokuyama Corp.	49,000	257,146
Tokyo Broadcasting System, Inc.	3,900	52,892
#Tokyo Dome Corp.	21,000	50,725
Tokyo Electric Power Co., Ltd.	12,688	308,043
Tokyo Electron, Ltd.	8,300	542,606
Tokyo Energy & Systems, Inc.	6,000	40,140
Tokyo Gas Co., Ltd.	29,000	126,098
*Tokyo Kikai Seisakusho, Ltd.	23,000	21,326
Tokyo Ohka Kogyo Co., Ltd.	5,800	127,529
Tokyo Rakutenchi Co., Ltd.	7,000	25,066
Tokyo Rope Manufacturing Co., Ltd.	21,000	68,281
Tokyo Sangyo Co., Ltd.	4,000	12,891
Tokyo Seimitsu Co., Ltd.	2,300	37,035
Tokyo Steel Manufacturing Co., Ltd.	16,400	174,616
Tokyo Style Co., Ltd.	13,000	101,097
Tokyo Tatemono Co., Ltd.	60,000	276,195
Tokyo Tekko Co., Ltd.	12,000	33,394
Tokyo Theatres Co, Inc.	21,000	31,258
Tokyo Tomin Bank, Ltd.	7,826	106,635
Tokyotokeiba Co., Ltd.	31,000	47,294
Tokyu Community Corp.	2,000	60,662
Tokyu Construction Co., Ltd.	9,520	27,765
Tokyu Corp.	23,000	104,363
Tokyu Land Corp.	67,000	344,480
Tomato Bank, Ltd.	6,000	10,969
*Tomen Devices Corp.	100	2,656
Tomen Electronics Corp.	200	3,445
Tomoe Corp.	9,500	29,273
Tomoe Engineering Co., Ltd.	2,100	33,556
Tomoku Co., Ltd.	21,000	62,158
*TOMONY Holdings, Inc.	17,000	69,804
Tomy Co., Ltd.	5,300	44,010
Tonami Holdings Co., Ltd.	16,000	31,232
TonenGeneral Sekiyu K.K.	5,000	56,327
#Topcon Corp.	12,700	67,925
Toppan Forms Co., Ltd.	8,800	87,168
Toppan Printing Co., Ltd.	41,000	372,901
*Topre Corp.	9,700	75,797
Topy Industries, Ltd.	22,000	62,095
Toray Industries, Inc.	16,000	106,307
Toridoll.corp.	24	34,632
Torigoe Co., Ltd. (The)	4,100	35,656
Torii Pharmaceutical Co., Ltd.	2,600	57,164
Tosei Corp.	26	12,680
Toshiba Corp.	19,000	112,643

1089

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Toshiba Machine Co., Ltd.	13,000	$69,498
Toshiba Plant Kensetsu Co., Ltd.	5,000	73,340
Toshiba TEC Corp.	20,000	94,485
*Tosho Printing Co., Ltd.	11,000	19,389
Tosoh Corp.	69,000	224,126
Totetsu Kogyo Co., Ltd.	2,000	15,752
TOTO, Ltd.	25,000	179,000
Tottori Bank, Ltd.	13,000	27,881
Touei Housing Corp.	3,545	56,565
Towa Bank, Ltd.	52,000	56,449
Towa Pharmaceutical Co., Ltd.	300	16,457
Toyo Corp.	5,300	54,528
Toyo Electric Manufacturing Co., Ltd.	8,000	48,506
Toyo Engineering Corp.	12,000	45,520
Toyo Ink Manufacturing Co., Ltd.	28,000	145,609
Toyo Kanetsu K.K.	27,000	49,280
Toyo Kohan Co., Ltd.	9,000	56,407
Toyo Securities Co., Ltd.	21,000	34,626
Toyo Seikan Kaisha, Ltd.	14,100	264,330
Toyo Suisan Kaisha, Ltd.	4,000	85,350
Toyo Tanso Co, Ltd.	800	43,817
Toyo Tire & Rubber Co., Ltd.	21,000	52,021
Toyobo Co., Ltd.	81,000	149,246
Toyoda Gosei Co., Ltd.	10,700	250,328
Toyota Auto Body Co., Ltd.	8,400	157,954
Toyota Boshoku Corp.	5,200	92,365
Toyota Motor Corp	2,700	111,158
#Toyota Motor Corp. Sponsored ADR	42,064	3,456,820
Toyota Tsusho Corp.	16,900	297,047
Trans Cosmos, Inc.	5,800	57,091
*Trend Micro, Inc.	1,500	45,313
Trusco Nakayama Corp.	3,200	51,484
TS Tech Co., Ltd.	4,400	89,107
Tsubakimoto Chain Co.	18,000	101,833
*Tsudakoma Corp.	1,000	2,174
Tsukishima Kikai Co., Ltd.	6,000	50,390
*Tsukuba Bank, Ltd.	11,500	40,656
Tsumura & Co.	1,500	47,166
Tsuruha Holdings, Inc.	1,600	76,966
Tsurumi Manufacturing Co., Ltd.	4,000	28,011
Tsutsumi Jewelry Co., Ltd.	2,200	59,943
TV Asahi Corp.	35	58,092
*TV Tokyo Holdings Corp.	600	8,480
Ube Industries, Ltd.	32,000	96,557
Ube Material Industries, Ltd.	4,000	12,429
Uchida Yoko Co., Ltd.	8,000	29,093
Ulvac, Inc.	6,100	156,542
Uni-Charm Corp.	1,800	69,347
*Uniden Corp.	13,000	41,986
*Unihair Co., Ltd.	2,700	27,286
Union Tool Co.	1,600	39,168
#Unipres Corp.	2,900	58,535
*Unitika, Ltd.	38,000	35,217
UNY Co., Ltd.	28,400	275,139
U-Shin, Ltd.	6,200	50,212
Ushio, Inc.	6,200	125,643
USS Co., Ltd.	660	52,963
Utoc Corp.	2,600	8,375
Valor Co., Ltd.	7,100	63,076
Vital KSK Holdings, Inc.	7,300	60,569
Wacoal Corp.	15,000	200,884

1090

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Warabeya Nichiyo Co., Ltd.	2,700	$33,063
Watami Food Service Co., Ltd.	1,600	33,380
West Japan Railway Co.	36	137,438
Wood One Co., Ltd.	7,000	24,032
Xebio Co., Ltd.	3,900	89,115
Yachiyo Bank, Ltd. (The)	3,500	112,430
Yahagi Construction Co., Ltd.	5,000	29,753
Yahoo Japan Corp.	104	39,169
Yaizu Suisankagaku Industry Co., Ltd.	500	5,239
Yakult Honsha Co., Ltd.	1,900	53,719
Yamada Denki Co., Ltd.	1,240	84,138
Yamagata Bank, Ltd.	24,000	112,253
Yamaguchi Financial Group, Inc.	34,000	341,465
Yamaha Corp.	23,500	288,375
*Yamaha Motor Co., Ltd.	18,200	336,786
Yamanashi Chuo Bank, Ltd.	22,000	111,166
Yamatake Corp.	5,800	134,631
Yamato Holdings Co., Ltd.	17,200	261,688
Yamato Kogyo Co., Ltd.	6,400	192,401
Yamazaki Baking Co., Ltd.	10,000	119,335
Yamazen Co., Ltd.	13,000	69,280
Yaoko Co., Ltd.	900	27,137
Yaskawa Electric Corp.	23,000	249,100
Yasuda Warehouse Co., Ltd. (The)	900	5,584
Yellow Hat, Ltd.	3,300	35,245
Yodogawa Steel Works, Ltd.	18,000	79,571
Yokogawa Bridge Holdings Corp.	7,000	45,252
*Yokogawa Electric Corp.	35,800	287,854
Yokohama Reito Co., Ltd.	8,400	58,704
Yokohama Rubber Co., Ltd.	36,000	184,052
Yokowo Co., Ltd.	3,300	26,513
Yomeishu Seizo Co., Ltd.	1,000	9,763
Yonekyu Corp.	4,500	36,850
Yorozu Corp.	4,600	87,737
#Yoshinoya Holdings Co., Ltd.	64	83,745
*Yuasa Trading Co., Ltd.	40,000	48,181
Yuken Kogyo Co., Ltd.	9,000	19,635
Yuki Gosei Kogyo Co., Ltd.	6,000	17,484
Yukiguni Maitake Co., Ltd.	2,500	16,739
Yurtec Corp.	7,000	31,041
Yusen Logistics Co., Ltd.	2,400	33,423
Zenrin Co., Ltd.	3,700	41,299
Zeon Corp.	25,000	229,714
Zuken, Inc.	6,000	50,514

TOTAL JAPAN		155,036,505

MALAYSIA — (0.9%)
Aeon Co. Berhad	30,000	61,790
Affin Holdings Berhad	52,000	61,000
*Airasia Berhad	115,300	104,121
*Alam Maritim Resources Berhad	86,800	32,620
Alliance Financial Group Berhad	161,100	167,823
AMMB Holdings Berhad	122,400	265,890
APM Automotive Holdings Berhad	47,200	80,630
*Axiata Group Berhad	136,425	214,866
Bandar Raya Developments Berhad	43,100	31,504
Batu Kawan Berhad	27,600	147,963
Berjaya Corp. Berhad	263,200	94,189
Berjaya Land Berhad	76,000	29,539
*Berjaya Media Berhad	2,400	393
*Berjaya Retail Berhad	9,700	1,423

1091

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Berjaya Sports Toto Berhad	16,071	$22,154
*Boustead Heavy Industries Corp. Berhad	28,300	37,063
Boustead Holdings Berhad	55,640	101,857
British American Tobacco Malaysia Berhad	3,400	52,467
Cahya Mata Sarawak Berhad	13,600	12,133
Chemical Co. of Malaysia Berhad	26,300	15,400
CIMB Group Holdings Berhad	94,400	259,351
CSC Steel Holdings Berhad	47,300	26,630
*Dayang Enterprise Holdings Berhad	53,500	49,329
Dialog Group Berhad	193,779	132,150
Digi.Com Berhad	6,100	51,119
DRB-Hicom Berhad	140,000	87,173
Eastern & Oriental Berhad	116,300	45,850
ECM Libra Avenue Berhad	35,600	9,115
*EON Capital Berhad	51,500	117,677
Evergreen Fibreboard Berhad	108,600	50,205
*Faber Group Berhad	52,400	35,607
Gamuda Berhad	140,400	175,258
Genting Berhad	66,300	231,619
Genting Malaysia Berhad	142,500	155,794
Genting Plantations Berhad	33,300	92,174
*Green Packet Berhad	72,400	17,936
Guiness Anchor Berhad	23,000	71,978
Hap Seng Consolidated Berhad	29,000	61,638
Hap Seng Plantations Holdings Berhad	84,900	88,728
Hong Leong Bank Berhad	22,000	66,525
Hong Leong Financial Group Berhad	41,700	119,824
Hong Leong Industries Berhad	31,400	54,708
IGB Corp. Berhad	91,800	63,759
IJM Corp. Berhad	209,660	448,722
IJM Land Berhad	143,000	134,127
IJM Plantations Berhad	80,200	78,087
IOI Corp. Berhad	50,026	94,055
Keck Seng (Malaysia) Berhad	19,000	40,318
Kinsteel Berhad	144,000	44,144
KLCC Property Holdings Berhad	52,600	58,431
*KNM Group Berhad	82,125	75,343
Kulim Malaysia Berhad	9,400	39,914
Lafarge Malayan Cement Berhad	33,600	86,307
Landmarks Berhad	74,700	38,569
Lingkaran Trans Kota Holdings Berhad	39,000	46,161
Lion Industries Corp. Berhad	118,500	77,776
LPI Capital Berhad	8,480	36,763
*Mah Sing Group Berhad	89,280	69,435
Malayan Banking Berhad	41,183	117,604
Malaysia Airports Holdings Berhad	44,900	89,990
Malaysia Building Society Berhad	61,300	30,151
*Malaysian Airlines System Berhad	38,000	25,043
Malaysian Bulk Carriers Berhad	61,200	55,092
Malaysian Pacific Industries Berhad	2,600	4,680
Malaysian Resources Corp. Berhad	349,350	252,301
Media Prima Berhad	66,400	56,116
MISC Berhad	44,580	121,300
MMC Corp. Berhad	195,100	181,153
Muhibbah Engineering Berhad	115,700	65,362
*Mulpha International Berhad	518,800	95,909
Nestle (Malaysia) Berhad	5,100	74,431
Oriental Holdings Berhad	30,480	53,422
OSK Holdings Berhad	174,500	100,839
*OSK Ventures International Berhad	21,152	2,775
Parkson Holdings Berhad	29,684	54,917

1092

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Petronas Dagangan Berhad	17,100	$67,632
Petronas Gas Berhad	14,200	51,960
Plus Expressways Berhad	51,300	73,475
POS Malaysia Berhad	78,600	87,541
PPB Group Berhad	29,100	162,686
Proton Holdings Berhad	52,800	73,081
Puncak Niaga Holding Berhad	64,100	53,405
RCE Capital Berhad	287,000	50,903
RHB Capital Berhad	58,700	162,333
SapuraCrest Petroleum Berhad	99,700	120,472
Sarawak Oil Palms Berhad	13,800	16,645
*Scomi Group Berhad	335,900	40,341
Selangor Properties Berhad	24,800	31,485
Shell Refining Co. Federation of Malaysia Berhad	25,800	91,012
Sime Darby Berhad	29,200	87,823
SP Setia Berhad	42,600	89,376
Star Publications (Malaysia) Berhad	37,200	42,744
Sunway City Berhad	62,000	87,528
Sunway Holdings Berhad	100,300	75,668
Ta Ann Holdings Berhad	28,320	47,531
TA Enterprise Berhad	253,700	66,481
TA Global Berhad (B3X17H6)	152,220	22,420
*TA Global Berhad (B4LM6X7)	152,220	18,187
Tan Chong Motor Holdings Berhad	100,000	163,759
*Tebrau Teguh Berhad	240,700	64,429
Telekom Malaysia Berhad	49,500	60,171
Tenaga Nasional Berhad	21,250	42,842
*Time Dotcom Berhad	124,300	29,975
Top Glove Corp. Berhad	77,200	126,098
Tradewinds (Malaysia) Berhad	34,700	77,301
*TSH Resources Berhad	54,700	50,253
*UEM Land Holdings Berhad	103,858	92,101
UMW Holdings Berhad	41,900	98,569
Unico-Desa Plantations Berhad	147,900	53,790
Unisem (Malaysia) Berhad	147,200	102,768
United Plantations Berhad	11,300	61,343
Wah Seong Corp. Berhad	52,433	39,551
WCT Berhad	59,400	63,069
YTL Corp. Berhad	75,570	200,397
YTL Power International Berhad	68,200	52,392
Yu Neh Huat Berhad	99,848	58,877
*Zelan Berhad	215,800	40,463
Zhulian Corp Berhad	45,600	26,163

TOTAL MALAYSIA		9,473,249

MEXICO — (1.0%)
Alfa S.A.B. de C.V. Series A	42,600	464,066
Alsea de Mexico S.A.B. de C.V.	25,000	28,336
America Movil S.A.B. de C.V. Series L	30,450	86,824
America Movil S.A.B. de C.V. Series L ADR	8,665	493,818
*Axtel S.A.B. de C.V.	75,000	43,525
Bolsa Mexicana de Valores S.A. de C.V.	69,400	145,482
*Carso Infraestructura y Construccion S.A.B. de C.V.	186,040	120,387
*Cementos de Mexico S.A.B de C.V. Series B	214,914	202,849
*Cemex S.A.B. de C.V. Sponsored ADR	35,030	331,734
*Cia Minera Autlan S.A.B. de C.V.	13,400	37,678
Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	2,300	182,114
*Compartamos S.A.B. de C.V.	106,000	214,080
Consorcio ARA S.A.B. de C.V.	147,200	93,069
*Controladora Comercial Mexicana S.A.B. de C.V. Series B	52,100	65,667
*Corporacion GEO S.A.B. de C.V. Series B	53,800	184,182

1093

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CONTINUED

	Shares	Value††
MEXICO — (Continued)
Corporacion Moctezuma S.A.B. de C.V.	73,800	$174,599
*Desarrolladora Homex S.A.B. de C.V	28,600	145,464
*Desarrolladora Homex S.A.B. de C.V. ADR	700	21,343
El Puerto de Liverpool S.A.B. de C.V.	10,000	69,244
Embotelladora Arca S.A.B. de C.V.	71,200	380,328
*Empresas ICA S.A.B. de C.V.	27,800	70,468
*Empresas ICA S.A.B. de C.V. Sponsored ADR	16,200	164,268
Financiera Independencia S.A.B de C.V.	32,800	35,528
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	18,335	973,038
*Genomma Lab Internacional S.A.B. de C.V.	17,000	43,092
*Gruma S.A.B. de C.V. ADR	500	4,310
*Gruma S.A.B. de C.V. Series B	43,700	95,102
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	50,000	95,087
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	7,300	285,795
Grupo Aeroportuario del Sureste S.A.B. de C.V.	2,400	12,525
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	5,100	266,628
Grupo Carso S.A.B. de C.V. Series A-1	78,700	225,376
*Grupo Cementos de Chihuahua S.A.B. de C.V.	1,100	4,443
Grupo Continental S.A.B. de C.V.	48,600	167,221
Grupo Elektra S.A. de C.V.	1,790	74,702
*Grupo Famsa S.A.B. de C.V.	51,200	91,587
Grupo Financiero Banorte S.A.B. de C.V.	151,400	673,943
Grupo Financiero Inbursa S.A.B. de C.V. Series O	55,106	240,757
Grupo Herdez S.A.B. de C.V.	69,100	126,398
Grupo Industrial Bimbo S.A.B. de C.V. Series A	39,300	333,812
*Grupo Lamosa S.A.B. de C.V.	33,900	59,243
Grupo Mexico S.A.B. de C.V. Series B	172,601	677,684
Grupo Modelo S.A.B. de C.V. Series C	23,500	144,475
*Grupo Simec S.A. de C.V.	20,200	55,533
*Grupo Televisa S.A. de C.V.	1,100	5,288
*Grupo Televisa S.A. de C.V. Sponsored ADR	10,300	247,818
*Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.	117,000	166,854
*Industrias CH S.A.B. de C.V. Series B	27,100	106,112
Industrias Penoles S.A.B. de C.V.	6,385	212,640
*Inmuebles Carso S.A.B. de C.V.	78,700	83,689
Kimberly Clark de Mexico S.A.B. de C.V. Series A	22,800	126,038
*Megacable Holdings S.A.B. de C.V.	52,000	126,496
Mexichem S.A.B. de C.V.	100,618	359,889
*Minera Frisco S.A.B. de C.V.	78,700	337,675
Organizacion Soriana S.A.B. de C.V. Series B	150,700	475,666
*Promotora y Operadora de Infraestructura S.A. de C.V.	18,900	65,046
Qualitas Compania de Seguros S.A. de C.V.	36,600	33,399
*Sare Holding S.A.B. de C.V.	141,800	40,795
Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	3,000	51,930
TV Azteca S.A.B. de C.V.	161,100	106,771
*Urbi Desarrollos Urbanos S.A.B. de C.V.	64,500	156,106
Wal-Mart de Mexico S.A.B. de C.V. Series V	45,200	125,715

TOTAL MEXICO		11,233,731

NETHERLANDS — (1.9%)
Aalberts Industries NV	10,278	202,985
Accell Group NV	1,177	60,901
*Aegon NV	53,874	398,730
#*Aegon NV ADR	74,494	551,256
*AFC Ajax NV	546	5,319
Akzo Nobel NV	19,706	1,230,894
Akzo Nobel NV Sponsored ADR	500	31,390
*AMG Advanced Metallurgical Group NV	2,752	41,926
Amsterdam Commodities NV	3,226	45,918
*APERAM NV	571	23,414
*APERAM NV Registered Shares	1,650	67,238

1094

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
Arcadis NV	5,239	$122,435
ArcelorMittal NV	11,420	416,581
ArcelorMittal NV ADR	33,000	1,203,840
*ASM International NV	7,329	265,734
ASML Holding NV ADR	12,550	527,226
Beter Bed Holding NV	134	3,762
BinckBank NV	9,871	172,121
Brunel International NV	3,554	144,052
*Crucell NV ADR	9,691	324,842
*CSM NV	7,362	241,650
*Delta Lloyd NV	10,601	267,575
*Draka Holding NV	6,927	171,854
Exact Holding NV	1,884	54,332
Fugro NV	9,371	754,493
*Gamma Holding NV	904	35,904
Grontmij NV	3,727	83,987
*Heijmans NV	2,833	62,841
Heineken NV	15,682	789,413
Hunter Douglas NV	361	19,231
Imtech NV	4,633	170,175
*ING Groep NV	213	2,426
*ING Groep NV Sponsored ADR	263,004	2,995,616
*Kardan NV	6,911	39,190
KAS Bank NV	973	15,260
Koninklijke Ahold NV	65,065	881,299
Koninklijke Ahold NV ADR	400	5,428
Koninklijke Bam Groep NV	30,018	194,828
Koninklijke Boskalis Westminster NV	7,998	384,121
Koninklijke DSM NV	18,148	1,074,150
Koninklijke KPN NV	12,546	197,450
Koninklijke Philips Electronics NV	10,953	341,276
Koninklijke Ten Cate NV	6,469	230,037
Koninklijke Vopak NV	6,788	328,047
*Koninklijke Wessanen NV	11,276	42,553
Macintosh Retail Group NV	830	21,646
Mediq NV	4,095	75,110
Nutreco NV	3,541	252,015
*Ordina NV	14,194	74,563
Philips Electronics NV ADR	60,425	1,887,073
*Punch Graphix NV	4,099	17,138
*Randstad Holdings NV	13,545	739,687
Reed Elsevier NV	1,169	15,203
Reed Elsevier NV ADR	4,200	109,578
SBM Offshore NV	21,357	508,741
Sligro Food Group NV	1,113	37,021
*SNS Reaal Groep NV	18,495	91,983
Telegraaf Media Groep NV	4,962	101,802
TKH Group NV	5,791	141,650
TNT NV	37,839	1,022,594
#*TomTom NV	15,822	156,304
Unilever NV	2,976	87,932
Unilever NV ADR	11,120	329,486
Unit 4 NV	1,534	50,466
*USG People NV	12,296	259,125
*Wavin NV	2,615	36,315
Wolters Kluwer NV	17,042	390,201

TOTAL NETHERLANDS		21,629,333

NEW ZEALAND — (0.2%)
Air New Zealand, Ltd.	58,896	63,740
Auckland International Airport, Ltd.	119,594	207,165

1095

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CONTINUED

	Shares	Value††
NEW ZEALAND — (Continued)
Contact Energy, Ltd.	42,656	$202,675
*Fisher & Paykel Appliances Holdings, Ltd.	88,382	38,254
Fisher & Paykel Healthcare Corp., Ltd.	23,339	57,343
Fletcher Building, Ltd.	45,120	270,228
Infratil, Ltd.	43,814	63,527
Mainfreight, Ltd.	14,201	89,237
New Zealand Oil & Gas, Ltd.	49,316	32,370
New Zealand Refining Co., Ltd.	6,367	23,082
Nuplex Industries, Ltd.	35,972	100,404
Port of Tauranga, Ltd.	20,130	117,169
*Pyne Gould Guinness, Ltd.	25,549	10,650
Ryman Healthcare, Ltd.	48,303	89,510
Sanford, Ltd.	12,229	47,219
Sky City Entertainment Group, Ltd.	46,065	116,846
Sky Network Television, Ltd.	17,716	73,230
Telecom Corp. of New Zealand, Ltd. Sponsored ADR	3,600	31,896
Tower, Ltd.	55,588	83,711
TrustPower, Ltd.	9,834	55,021
Vector, Ltd.	28,655	54,843
Warehouse Group, Ltd.	19,445	54,971

TOTAL NEW ZEALAND		1,883,091

NORWAY — (0.8%)
ABG Sundal Collier Holding ASA	35,072	48,365
*Acta Holding ASA	104,861	43,827
Aker ASA	3,893	102,192
Aker Kvaerner ASA	17,200	312,849
Aktiv Kapital ASA	5,796	49,877
Atea ASA	8,000	78,885
Austevoll Seafood ASA	12,237	96,518
*Blom ASA	4,800	1,958
Bonheur ASA	750	22,392
*BW Offshore, Ltd. ASA	41,400	106,134
*BWG Homes ASA	25,850	103,546
Cermaq ASA	9,312	140,231
*Copeinca ASA	2,400	22,869
*Deep Sea Supply P.L.C.	23,563	52,772
DnB NOR ASA Series A	56,056	772,797
*DNO International ASA	107,000	179,399
*DOF ASA	9,400	85,525
*EDB ErgoGroup ASA	1,921	4,965
*Eitzen Chemical ASA	142,825	31,431
Ekornes ASA	2,800	68,156
*Electromagnetic GeoServices ASA	22,157	49,097
*Eltek ASA	90,615	74,570
Farstad Shipping ASA	968	29,014
Frontline, Ltd. ASA	640	16,426
Ganger Rolf ASA	2,050	56,290
Golar LNG, Ltd. (7139695)	500	8,867
Golar LNG, Ltd. (G9456A100)	2,507	43,747
Golden Ocean Group, Ltd. ASA	26,711	33,360
Grieg Seafood ASA	14,310	52,309
*Kongsberg Automotive Holding ASA	118,714	93,593
Kongsberg Gruppen ASA	2,160	47,960
Marine Harvest ASA	327,880	369,048
#Nordic Semiconductor ASA	18,887	73,584
Norsk Hydro ASA	106,434	799,330
Norsk Hydro ASA Sponsored ADR	800	6,024
*Norske Skogindustrier ASA Series A	49,653	184,034
#*Norwegian Air Shuttle ASA	5,579	120,312
*Norwegian Energy Co. ASA	30,901	100,968

1096

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CONTINUED

	Shares	Value††
NORWAY — (Continued)
*Odfjell ASA Series A	2,716	$24,313
Opera Software ASA	7,998	36,157
Orkla ASA	73,370	660,369
*Petroleum Geo-Services ASA	20,682	306,860
*Pronova BioPharma ASA	14,000	22,965
Prosafe ASA	7,400	55,150
#*Renewable Energy Corp. ASA	47,576	152,632
Schibsted ASA	3,700	111,055
SeaDrill, Ltd. ASA	11,860	390,597
#*Sevan Marine ASA	75,265	79,702
*Songa Offshore SE	14,506	79,887
SpareBanken 1 SMN	8,417	79,665
StatoilHydro ASA	8,400	204,123
#StatoilHydro ASA Sponsored ADR	21,000	512,820
*Storebrand ASA	52,200	411,699
Subsea 7 SA	17,989	439,344
Telenor ASA	25,274	389,705
TGS Nopec Geophysical Co. ASA	14,100	332,747
#Tomra Systems ASA	16,200	105,780
Veidekke ASA	6,564	58,550
Wilh Wilhelmsen Holding ASA	4,070	116,158
Yara International ASA	6,362	358,232

TOTAL NORWAY		9,411,731

PERU — (0.0%)
Cia de Minas Buenaventura S.A. ADR	1,800	73,800
*Credicorp, Ltd.	1,128	117,605

TOTAL PERU		191,405

PHILIPPINES — (0.2%)
Aboitiz Equity Ventures, Inc.	96,000	79,891
Aboitiz Power Corp.	270,000	169,983
Ayala Corp. Series A	20,010	153,893
Ayala Land, Inc.	354,100	118,166
Banco de Oro Unibank, Inc.	82,800	95,205
Bank of the Philippine Islands	39,673	46,213
China Banking Corp.	5,626	54,639
Energy Development Corp.	404,000	52,996
Filinvest Development Corp.	128,500	13,406
Filinvest Land, Inc.	1,036,000	25,367
First Philippines Holdings Corp.	75,400	105,825
Globe Telecom, Inc.	2,040	35,583
International Container Terminal Services, Inc.	134,600	129,518
Jollibee Foods Corp.	30,800	52,327
*Lopez Holdings Corp.	511,000	56,571
Manila Water Co, Inc	100,000	41,116
Megaworld Corp.	1,311,000	62,538
Metro Bank & Trust Co.	84,835	124,628
*Pepsi-Cola Products Philippines, Inc.	80,000	3,891
Philippine Long Distance Telephone Co. Sponsored ADR	1,000	55,700
*Philippine National Bank	29,000	32,508
Rizal Commercial Banking Corp.	71,000	44,530
Robinson’s Land Corp. Series B	210,000	66,931
Security Bank Corp.	72,100	139,605
*SM Investments Corp.	8,040	85,469
*Southeast Asia Cement Holdings, Inc.	1,009,000	39,867
Union Bank of Philippines	42,900	57,274
Universal Robina Corp.	140,000	110,601
Vista Land & Lifescapes, Inc.	358,000	22,080

TOTAL PHILIPPINES		2,076,321

1097

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CONTINUED

	Shares	Value††
POLAND — (0.4%)
Agora SA	9,107	$76,134
*Amica Wronki SA	370	6,158
*AmRest Holdings SA	2,020	58,332
Asseco Poland SA	11,438	210,914
Bank Handlowy w Warszawie SA	3,331	110,568
*Bank Millennium SA	87,752	152,373
Bank Pekao SA	1,980	117,917
Bank Zackodni WBK SA	994	75,683
*Bioton SA	252,387	12,278
*BOMI SA	4,816	13,906
*BRE Bank SA	442	46,786
Budimex SA	1,885	64,940
*Cersanit-Krasnystaw SA	22,410	87,439
*Ciech SA	1,628	13,615
*Dom Maklerski IDM SA	40,000	40,130
*Echo Investment SA	73,042	112,661
Emperia Holding SA	2,574	96,075
Eurocash SA	12,021	132,769
*Farmacol SA	2,588	33,814
*Getin Holdings SA	44,673	193,990
Grupa Kety SA	1,179	52,063
*Grupa Lotos SA	12,797	183,662
*Impexmetal SA	39,285	62,265
*ING Bank Slaski SA	153	45,430
*Inter Cars SA	1,521	38,098
*JW Construction Holding SA	4,875	23,679
*Kernel Holding SA	2,258	63,593
KGHM Polska Miedz SA	7,636	446,918
*Kredyt Bank SA	3,810	20,321
*LC Corp. SA	51,834	27,195
LPP SA	54	38,082
*Mondi Packaging Paper Swiecie SA	1,538	41,864
*Mostostal Siedlce SA	51,936	69,715
*Multimedia Polska SA	12,319	40,831
*Netia Holdings SA	27,046	49,679
NG2 SA	1,963	43,810
*Orbis SA	4,643	58,448
PBG SA	323	22,960
Polnord SA	2,012	22,257
*Polska Grupa Farmaceutyczna SA	1,918	37,158
*Polski Koncern Naftowy Orlen SA	51,919	862,037
Polskie Gornictwo Naftowe I Gazownictwo SA	73,242	92,704
Powszechna Kasa Oszczednosci Bank Polski SA	5,051	72,381
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	7,393	50,012
*Sygnity SA	4,962	33,532
*Synthos SA	105,358	145,406
Telekomunikacja Polska SA	10,054	58,848
TVN SA	5,494	31,849
Zaklady Azotowe Pulawy SA	1,298	50,221

TOTAL POLAND		4,441,500

PORTUGAL — (0.3%)
*Altri SGPS SA	12,618	57,162
#Banco BPI SA	31,181	60,084
#Banco Comercial Portugues SA	481,668	386,715
#Banco Espirito Santo SA	94,620	383,718
Brisa SA	20,337	147,928
Cimpor Cimentos de Portugal SA	36,874	247,521
Energias de Portugal SA	50,976	195,819
Energias de Portugal SA Sponsored ADR	100	3,831
Galp Energia SGPS SA Series B	17,799	362,933

1098

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CONTINUED

	Shares	Value††
PORTUGAL — (Continued)
Jeronimo Martins SGPS SA	17,915	$270,132
Mota-Engil SGPS SA	17,204	46,831
Portucel-Empresa Produtora de Pasta de Papel SA	30,214	102,376
Portugal Telecom SA	16,189	188,863
Redes Energeticas Nacionais SA	12,093	42,251
Sociedade de Investimento e Gestao SGPS SA	6,832	83,266
*Sonae Industria SGPS SA	24,422	60,396
#Sonae SGPS SA	123,615	138,909
*Sonaecom SGPS SA	28,627	52,690
Teixeira Duarte SA	10,538	10,561
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	21,828	107,720

TOTAL PORTUGAL		2,949,706

RUSSIA — (0.7%)
*Comstar United Telesystems OJSC GDR	1,563	10,127
*Evraz Group SA GDR	1,457	57,753
*Federal Hydrogenerating Co. ADR	213,796	1,061,633
Gazprom OAO Sponsored ADR	109,899	2,910,439
Gazpromneft JSC Sponsored ADR	3,702	81,597
*Globaltrans Investment P.L.C. Sponsored GDR	6,179	102,311
Lukoil OAO Sponsored ADR	11,372	696,856
Magnitogorsk Iron & Steel Works Sponsored GDR	9,100	133,188
MMC Norilsk Nickel JSC ADR	7,300	185,098
Novolipetsk Steel OJSC GDR	1,400	59,764
*PIK Group GDR	12,277	51,426
*Polymetal JSC GDR	4,300	71,117
Rosneft Oil Co. GDR	22,100	189,058
Severstal OAO GDR	16,400	296,634
Surgutneftegas Sponsonsored ADR	54,700	608,720
Tatneft Sponsored ADR	19,500	693,990
*TMK OAO GDR	2,300	46,276
Uralkali Sponsored GDR	5,600	212,089
VimpelCom, Ltd. Sponsored ADR	8,972	124,172
VTB Bank OJSC GDR	10,880	77,840
*X5 Retail Group NV GDR	1,681	71,403

TOTAL RUSSIA		7,741,491

SINGAPORE — (1.2%)
*Abterra, Ltd.	32,000	33,066
*AFP Properties, Ltd.	259,000	79,357
Allgreen Properties, Ltd.	158,000	135,329
Armstrong Industrial Corp., Ltd.	25,000	8,155
Asia Pacific Breweries, Ltd.	2,000	32,736
ASL Marine Holdings, Ltd.	32,200	17,472
Ausgroup, Ltd.	64,000	19,893
Baker Technology, Ltd.	83,000	23,230
*Banyan Tree Holdings, Ltd.	54,000	46,470
*Beng Kuang Marine, Ltd.	187,000	32,086
#*BH Global Marine, Ltd.	38,000	8,570
Bonvests Holdings, Ltd.	22,000	19,087
Breadtalk Group, Ltd.	27,000	14,404
Broadway Industrial Group, Ltd.	59,000	44,778
Bukit Sembawang Estates, Ltd.	15,000	55,938
*Bund Center Investment, Ltd.	259,000	45,745
*CapitaLand, Ltd.	146,500	414,329
*CapitaMalls Asia, Ltd	127,000	186,622
Cerebos Pacific, Ltd.	10,000	38,610
CH Offshore, Ltd.	60,000	22,819
China Aviation Oil Singapore Corp., Ltd.	28,000	33,532
*China Energy, Ltd.	103,000	12,976
China Merchants Holdings Pacific, Ltd.	4,000	2,245

1099

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CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
*China Sunsine Chemical Holdings, Ltd.	30,000	$7,055
#China XLX Fertiliser, Ltd.	83,000	32,707
*Chip Eng Seng Corp., Ltd.	79,000	26,937
City Developments, Ltd.	53,000	473,091
ComfortDelGro Corp., Ltd.	90,000	111,825
#Cosco Corp Singapore, Ltd.	93,000	159,899
Creative Technology, Ltd.	16,100	48,197
CSC Holdings, Ltd.	97,000	11,845
*CSE Global, Ltd.	59,000	58,364
*CWT, Ltd.	40,000	37,453
DBS Group Holdings, Ltd.	101,041	1,191,438
#*Ezion Holdings, Ltd.	44,000	23,218
#Ezra Holdings, Ltd.	55,200	71,398
*Falcon Energy Group, Ltd.	168,000	58,206
#First Resources, Ltd.	104,000	110,513
Fraser & Neave, Ltd.	125,000	623,281
Freight Links Express Holdings, Ltd.	205,000	11,201
Golden Agri-Resources, Ltd.	665,000	369,392
Goodpack, Ltd.	40,000	68,843
Guocoland, Ltd.	51,666	106,339
Hiap Seng Engineering, Ltd.	57,000	27,905
Hi-P International, Ltd.	162,000	141,229
Ho Bee Investment, Ltd.	102,000	117,873
*Hong Fok Corp., Ltd.	91,000	40,739
Hong Leong Asia, Ltd.	42,000	91,846
Hotel Grand Central, Ltd.	30,000	19,713
Hotel Properties, Ltd.	25,000	52,176
HTL International Holdings, Ltd.	66,000	33,227
#Hyflux, Ltd.	36,000	63,019
*Indofood Agri Resources, Ltd.	70,000	137,646
Jardine Cycle & Carriage, Ltd.	5,000	133,636
*Jaya Holdings, Ltd.	54,000	29,128
*JES International Holdings, Ltd.	5,000	1,362
*Jiutian Chemical Group, Ltd.	479,000	28,369
K1 Ventures, Ltd.	42,000	4,960
Keppel Corp., Ltd.	30,000	275,879
Keppel Land, Ltd.	56,000	197,438
Keppel Telecommunications & Transportation, Ltd.	10,000	10,814
*K-Green Trust, Ltd.	6,000	5,215
Kim Eng Holdings, Ltd.	47,000	112,169
*KS Energy Services, Ltd.	41,000	34,454
Lee Kim Tah Holdings, Ltd.	18,000	8,173
M1, Ltd.	31,000	59,446
*Manhattan Resources, Ltd.	32,000	31,317
#*Marco Polo Marine, Ltd.	72,000	23,208
Metro Holdings, Ltd.	76,000	50,707
#Midas Holdings, Ltd.	63,000	45,884
*Neptune Orient Lines, Ltd.	120,000	208,020
*Novo Group, Ltd.	31,750	12,423
NSL, Ltd.	12,000	13,347
*Oceanus Group, Ltd.	40,000	9,252
*OKP Holdings, Ltd.	71,000	31,806
Olam International, Ltd.	66,000	157,873
Orchard Parade Holdings, Ltd.	28,000	34,773
*Otto Marine, Ltd.	107,000	27,420
Oversea-Chinese Banking Corp., Ltd.	98,676	765,228
#Overseas Union Enterprise, Ltd.	81,000	209,706
Pan Pacific Hotels Group, Ltd.	49,000	61,711
Petra Foods, Ltd.	2,000	2,518
QAF, Ltd.	9,000	4,381
#*Raffles Education Corp., Ltd.	179,928	43,033

1100

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Raffles Medical Group, Ltd.	12,000	$20,321
SATS, Ltd.	79,870	174,151
SBS Transit, Ltd.	11,500	19,015
*SC Global Developments, Ltd.	41,000	49,532
SembCorp Industries, Ltd.	84,000	340,165
#SembCorp Marine, Ltd.	16,000	67,804
*Seroja Investments, Ltd.	52,000	13,521
Singapore Airlines, Ltd.	31,000	359,583
#Singapore Exchange, Ltd.	18,000	119,585
Singapore Land, Ltd.	29,000	172,469
Singapore Post, Ltd.	50,000	46,209
Singapore Press Holdings, Ltd.	33,000	102,707
Singapore Technologies Engineering, Ltd.	22,000	55,937
Singapore Telecommunications, Ltd.	239,000	582,082
*Sinomem Technology, Ltd.	68,000	27,602
*Sinostar PEC Holdings, Ltd.	23,000	3,346
*Sinotel Technologies, Ltd.	167,500	42,197
SMRT Corp, Ltd.	69,000	110,274
Spice I2I, Ltd.	234,000	14,747
*Stamford Land Corp., Ltd.	86,000	42,500
StarHub, Ltd.	22,000	44,015
Straits Asia Resources, Ltd.	19,000	38,918
Sunningdale Tech, Ltd.	65,000	9,534
#Super Group, Ltd.	85,000	97,377
#*Swiber Holdings, Ltd.	48,000	35,904
*Swissco Holdings, Ltd.	42,567	11,555
Tat Hong Holdings, Ltd.	53,000	38,299
Tiong Woon Corp. Holding, Ltd.	21,000	6,780
*Transcu Group, Ltd.	108,000	6,347
#UMS Holdings, Ltd.	56,000	25,267
United Engineers, Ltd.	22,000	43,202
United Envirotech, Ltd.	26,000	9,320
United Industrial Corp., Ltd.	83,000	181,827
United Overseas Bank, Ltd.	68,295	1,061,923
UOB-Kay Hian Holdings, Ltd.	68,000	96,435
UOL Group, Ltd.	87,000	323,487
*Venture Corp., Ltd.	41,000	311,183
WBL Corp., Ltd.	16,000	52,514
#Wee Hur Holdings, Ltd.	75,000	29,995
Wheelock Properties, Ltd.	29,000	43,157
Wilmar International, Ltd.	34,000	140,725
Wing Tai Holdings, Ltd.	46,000	59,228
Yangzijiang Shipbuilding Holdings, Ltd.	84,000	122,756
Yanlord Land Group, Ltd.	71,000	86,071
*Yongnam Holdings, Ltd.	77,000	16,964

TOTAL SINGAPORE		13,544,204

SOUTH AFRICA — (1.7%)
ABSA Group, Ltd.	32,573	603,972
Adcock Ingram Holdings, Ltd.	17,073	134,095
Adcorp Holdings, Ltd.	10,635	40,459
Advtech, Ltd.	34,107	27,095
Aeci, Ltd.	21,114	232,962
Afgri, Ltd.	106,485	104,945
African Bank Investments, Ltd.	91,704	466,378
African Oxygen, Ltd.	18,017	51,277
African Rainbow Minerals, Ltd.	11,320	331,739
Allied Electronics Corp., Ltd.	8,984	34,342
Allied Technologies, Ltd.	9,221	82,177
*Anglo American Platinum Corp., Ltd.	696	68,569
AngloGold Ashanti, Ltd.	2,804	121,168

1101

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CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
AngloGold Ashanti, Ltd. Sponsored ADR	500	$21,520
ArcelorMittal South Africa, Ltd.	25,993	296,997
Aspen Pharmacare Holdings, Ltd.	16,002	191,304
Astral Foods, Ltd.	6,105	108,018
Aveng, Ltd.	64,885	343,453
AVI, Ltd.	29,073	118,033
Avusa, Ltd.	4,146	12,913
Barloworld, Ltd.	31,454	301,591
Basil Read Holdings, Ltd.	24,073	36,887
Bidvest Group, Ltd.	11,519	245,085
Blue Label Telecoms, Ltd.	41,700	36,874
Brait SA	22,362	71,256
Business Connexion Group, Ltd.	66,747	57,612
Capitec Bank Holdings, Ltd.	7,589	162,067
Cashbuild, Ltd.	2,360	29,818
Caxton & CTP Publishers & Printers, Ltd.	3,193	6,676
Cipla Medpro South Africa, Ltd.	86,343	85,609
City Lodge Hotels, Ltd.	2,425	23,929
Clicks Group, Ltd.	22,044	123,685
Coronation Fund Managers, Ltd.	19,518	47,425
Data Tec, Ltd.	38,696	189,227
Discovery Holdings, Ltd.	34,488	180,798
Distell Group, Ltd.	1,845	19,207
*Distribution & Warehousing Network, Ltd.	53,514	62,890
Durban Roodeport Deep, Ltd.	84,168	38,373
*EOH Holdings, Ltd.	1,500	3,498
*Evraz Highveld Steel & Vanadium, Ltd.	4,215	51,770
Exxaro Resources, Ltd.	11,753	235,050
FirstRand, Ltd.	91,543	248,724
Foschini Group, Ltd. (The)	24,805	277,403
Gold Fields, Ltd.	4,836	76,596
Gold Fields, Ltd. Sponsored ADR	63,698	1,010,887
Gold Reef Resorts, Ltd.	43,296	109,949
Grindrod, Ltd.	44,962	101,581
Group Five, Ltd.	19,408	86,566
Harmony Gold Mining Co., Ltd.	5,445	58,722
Harmony Gold Mining Co., Ltd. Sponsored ADR	57,610	628,525
Hudaco Industries, Ltd.	4,292	50,753
*Hulamin, Ltd.	9,590	11,349
Iliad Africa, Ltd.	2,000	2,165
Illovo Sugar, Ltd.	35,655	131,942
Impala Platinum Holdings, Ltd.	6,571	187,079
Imperial Holdings, Ltd.	24,000	368,775
Investec, Ltd.	23,388	175,684
JD Group, Ltd.	23,807	174,100
JSE, Ltd.	17,413	193,900
Kumba Iron Ore, Ltd.	296	18,593
Lewis Group, Ltd.	22,356	224,166
Liberty Holdings, Ltd.	19,531	195,774
Life Healthcare Group Holdings, Ltd.	35,165	71,918
Massmart Holdings, Ltd.	5,066	101,155
Medi-Clinic Corp., Ltd.	43,247	174,347
Merafe Resources, Ltd.	389,559	81,733
*Metorex, Ltd.	229,212	175,551
*MMI Holdings, Ltd.	113,347	258,139
Mondi, Ltd.	21,540	170,185
Mr. Price Group, Ltd.	13,969	110,657
MTN Group, Ltd.	22,436	392,797
Murray & Roberts Holdings, Ltd.	24,297	106,547
*Mvelaphanda Group, Ltd.	105,118	46,485
*Mvelaserve, Ltd.	26,315	46,483

1102

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Nampak, Ltd.	71,248	$227,201
Naspers, Ltd. Series N	12,051	628,225
Nedbank Group, Ltd.	17,042	302,150
Network Healthcare Holdings, Ltd.	82,943	166,715
#Northam Platinum, Ltd.	21,659	128,453
*Omnia Holdings, Ltd.	7,378	75,777
Palabora Mining Co., Ltd.	1,699	29,451
Peregrine Holdings, Ltd.	49,359	76,221
Pick’n Pay Stores, Ltd.	14,103	85,729
*Pioneer Foods, Ltd.	8,208	62,782
Pretoria Portland Cement Co., Ltd.	26,368	114,388
PSG Group, Ltd.	18,585	98,970
Rainbow Chicken, Ltd.	20,814	47,847
Raubex Group, Ltd.	27,230	83,939
Reunert, Ltd.	23,260	207,311
Sanlam, Ltd.	172,625	653,516
Santam, Ltd.	4,935	85,932
*Sappi, Ltd.	53,505	269,151
*Sappi, Ltd. Sponsored ADR	35,009	179,246
Sasol, Ltd. Sponsored ADR	19,146	934,899
*Sentula Mining, Ltd.	48,196	17,888
Shoprite Holdings, Ltd.	9,883	122,846
*Simmer & Jack Mines, Ltd.	203,666	26,397
Spar Group, Ltd. (The)	13,033	164,858
Standard Bank Group, Ltd.	61,742	905,058
Steinhoff International Holdings, Ltd.	212,747	690,839
Sun International, Ltd.	4,923	70,791
*Super Group, Ltd.	580,865	60,851
Telkom South Africa, Ltd.	35,335	173,034
Telkom South Africa, Ltd. Sponsored ADR	1,800	35,460
Tiger Brands, Ltd.	7,439	192,456
Tongaat-Hulett, Ltd.	12,229	179,991
Trencor, Ltd.	19,453	97,247
Truworths International, Ltd.	13,658	120,832
Vodacom Group, Ltd.	6,820	66,462
Wilson Bayly Holme-Ovcon, Ltd.	3,714	63,267
Woolworths Holdings, Ltd.	37,736	123,594

TOTAL SOUTH AFRICA		19,039,747

SOUTH KOREA — (3.6%)
*Amorepacific Corp.	70	67,973
*Asia Cement Manufacturing Co., Ltd.	360	14,598
*Asiana Airlines, Inc.	13,650	137,839
*Bing Grae Co., Ltd.	1,160	57,055
*BNG Steel Co., Ltd.	2,150	25,512
*Bu Kwang Pharmaceutical Co., Ltd.	3,330	38,376
Busan Bank	22,580	273,317
Cheil Industrial, Inc.	7,166	769,481
Cheil Worldwide, Inc.	9,650	122,429
*Chin Hung International, Inc.	80,460	32,772
*Chong Kun Dang Pharmaceutical Corp.	3,530	76,698
*Choongwae Pharma Corp.	2,667	33,765
CJ CGV Co., Ltd.	4,090	93,875
CJ Cheiljedang Corp.	1,019	175,373
CJ Corp.	2,389	161,057
*Crown Confectionery Co., Ltd.	44	4,962
*Dae Han Flour Mills Co., Ltd.	349	52,955
*Dae Won Kang Up Co., Ltd.	9,910	40,489
*Daechang Co., Ltd.	10,260	16,479
*Daeduck Electronics Co., Ltd.	11,360	79,743
*Daeduck Industries Co., Ltd.	4,570	34,478

1103

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CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Daegu Bank, Ltd.	16,330	$226,464
*Daehan Steel Co., Ltd.	3,830	36,602
*Dae-Il Corp.	7,510	53,720
Daekyo Co., Ltd.	10,840	58,904
*Daelim Industrial Co., Ltd.	4,107	457,345
*Daesang Corp.	4,120	27,163
*Daesang Holdings Co., Ltd.	1,170	3,110
*Daesung Group Partners Co., Ltd.	88	6,987
*Daesung Industrial Co., Ltd.	250	9,613
*Daewoo Engineering & Construction Co., Ltd.	22,020	271,619
Daewoo International Corp.	4,836	164,269
Daewoo Securities Co., Ltd.	15,700	369,007
*Daewoo Shipbuilding & Marine Engineering Co., Ltd.	5,380	196,710
Daewoong Pharmaceutical Co., Ltd.	568	21,409
Daishin Securities Co., Ltd.	8,650	123,979
*Daou Technology, Inc.	12,540	104,806
Dong IL Rubber Belt Co., Ltd.	6,881	37,519
*Dong Yang Gang Chul Co., Ltd.	8,160	39,327
*Dong-A Pharmaceutical Co., Ltd.	421	42,601
*Dongbu Corp.	7,700	61,598
*Dongbu HiTek Co., Ltd.	5,940	58,890
*Dongbu Insurance Co., Ltd.	5,040	204,665
Dongbu Securities Co., Ltd.	7,220	48,438
*Dongbu Steel Co., Ltd.	4,740	41,698
*Dong-Il Corp.	773	44,287
*Dongil Industries Co., Ltd.	542	36,557
Dongkuk Steel Mill Co., Ltd.	6,070	194,910
*Dongwha Pharm Co., Ltd.	2,640	11,367
*Dongwon F&B Co., Ltd.	458	19,900
*Dongwon Industries Co., Ltd.	550	75,358
Dongyang Mechatronics Corp.	6,200	73,586
Doosan Construction & Engineering Co., Ltd.	7,860	42,981
Doosan Corp.	1,023	152,883
Doosan Heavy Industries & Construction Co., Ltd.	556	39,174
*Doosan Infracore Co., Ltd.	5,400	144,557
E1 Corp.	357	16,496
*Eugene Investment & Securities Co., Ltd.	68,780	46,142
*Fursys, Inc.	2,447	55,660
*Global & Yuasa Battery Co., Ltd.	2,050	65,946
*Green Cross Holdings Corp.	109	12,546
*GS Engineering & Construction Corp.	3,669	389,853
*GS Holdings Corp.	7,870	586,745
*Halla Climate Control Corp.	4,010	63,521
*Halla Engineering & Construction Corp.	3,187	61,308
*Han Kuk Carbon Co., Ltd.	3,120	14,909
Han Yang Securities Co., Ltd.	1,630	13,415
Hana Financial Group, Inc.	16,560	658,185
*Handsome Corp.	3,640	62,091
*Hanil Cement Manufacturing Co., Ltd.	445	22,354
*Hanil E-Wha Co., Ltd.	4,890	27,268
*Hanjin Heavy Industries & Construction Co., Ltd.	4,989	171,247
*Hanjin Heavy Industries & Construction Holdings Co., Ltd.	1,540	20,397
Hanjin Shipping Co., Ltd.	9,159	303,267
Hanjin Shipping Holdings Co., Ltd.	1,551	22,824
*Hanjin Transportation Co., Ltd.	1,530	45,618
Hankook Tire Manufacturing Co., Ltd.	14,050	347,662
*Hankuk Paper Manufacturing Co., Ltd.	670	15,281
*Hanmi Holdings Co., Ltd.	160	4,768
*Hanmi Pharm Co., Ltd.	483	32,150
Hanmi Semiconductor Co., Ltd.	5,670	39,750
*Hansol Chemical Co., Ltd.	1,170	17,274

1104

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Hansol LCD, Inc.	1,084	$57,099
*Hansol Paper Co., Ltd.	4,560	39,105
*Hanwha Chemical Corp.	12,550	454,369
*Hanwha Corp.	6,560	335,335
*Hanwha General Insurance Co., Ltd.	4,460	38,185
Hanwha Securities Co., Ltd.	7,429	57,554
*Hanwha Timeworld Co., Ltd.	700	12,660
*Hite Brewery Co., Ltd.	750	74,977
*Hite Holdings Co., Ltd.	2,219	34,068
*HMC Investment Securities Co., Ltd.	3,246	74,137
*Honam Petrochemical Corp.	2,152	696,832
Hotel Shilla Co., Ltd.	5,490	139,299
*HS R&A Co., Ltd.	1,110	22,409
*Husteel Co., Ltd.	2,170	34,885
*Hwashin Co., Ltd.	2,050	23,899
*Hynix Semiconductor, Inc.	22,740	603,195
*Hyosung T & C Co., Ltd.	3,634	298,703
*Hyundai Corp.	1,340	34,439
*Hyundai Department Store Co., Ltd.	2,353	275,615
*Hyundai Development Co.	8,557	285,880
*Hyundai Elevator Co., Ltd.	1,094	103,821
*Hyundai Engineering & Construction Co., Ltd.	1,211	94,124
*Hyundai Greenfood Co., Ltd.	11,600	108,395
Hyundai Heavy Industries Co., Ltd.	407	176,631
*Hyundai Hysco	4,930	115,606
Hyundai Marine & Fire Insurance Co., Ltd.	7,680	201,564
*Hyundai Merchant Marine Co., Ltd.	8,081	242,822
Hyundai Mipo Dockyard Co., Ltd.	1,623	298,632
*Hyundai Mobis	1,684	389,227
Hyundai Motor Co., Ltd.	6,212	994,704
Hyundai Securities Co.	21,890	278,284
*Hyundai Steel Co.	6,010	748,117
*Il Yang Pharmaceutical Co., Ltd.	1,720	38,554
*Iljin Electric Co., Ltd.	5,010	44,565
Ilshin Spinning Co., Ltd.	271	24,327
*Ilsung Pharmaceutical Co., Ltd.	146	10,542
*Industrial Bank of Korea, Ltd.	14,540	220,943
IS Dongseo Co., Ltd.	1,250	21,247
*ISU Chemical Co., Ltd.	1,590	30,459
*IsuPetasys Co., Ltd.	14,830	50,624
*Jahwa Electronics Co., Ltd.	2,450	11,677
*Jeil Pharmaceutical Co.	1,820	18,193
*Jeonbuk Bank, Ltd.	11,880	71,188
*K.C. Tech Co., Ltd.	10,114	62,381
*Kangwon Land, Inc.	8,480	196,824
*KB Financial Group, Inc. ADR	16,512	859,780
KCC Corp.	680	207,308
KG Chemical Corp.	2,650	21,970
Kia Motors Corp.	11,506	563,720
*KISCO Corp.	222	7,020
*Kishin Corp.	5,120	24,634
*KISWIRE, Ltd.	1,872	60,829
*KIWOOM Securities Co., Ltd.	400	22,100
*Kolon Corp.	691	18,855
*Kolon Engineering & Construction Co., Ltd.	5,710	24,745
*Kolon Industries, Inc.	2,242	139,540
*Korea Electric Power Corp. Sponsored ADR	7,600	96,748
Korea Electric Terminal Co., Ltd.	1,750	30,427
Korea Exchange Bank	34,384	322,878
*Korea Express Co., Ltd.	995	98,401
*Korea Gas Corp.	1,777	66,452

1105

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CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Korea Investment Holdings Co., Ltd.	5,420	$244,971
*Korea Iron & Steel Co., Ltd.	67	2,692
*Korea Komho Petrochemical Co., Ltd.	2,458	318,963
*Korea Line Corp.	1,607	36,116
Korea Reinsurance Co., Ltd.	9,435	103,044
*Korea Zinc Co., Ltd.	1,269	338,065
Korean Air Co., Ltd.	5,532	359,572
*Korean Air Terminal Service Co., Ltd.	360	16,059
*KP Chemical Corp.	5,660	144,839
*KPX Fine Chemical Co., Ltd.	415	18,051
*KT Corp. Sponsored ADR	5,400	106,272
KT&G Corp.	5,350	282,371
*KTB Securities Co., Ltd.	12,690	56,371
*Kukdo Chemical Co., Ltd.	740	37,691
*Kumho Electric Co., Ltd.	1,020	35,125
*Kumho Industrial Co., Ltd.	962	14,502
*Kumho Tire Co., Inc.	3,913	50,222
*Kwang Dong Pharmaceutical Co., Ltd.	15,340	42,026
*Kyeryong Construction Industrial Co., Ltd.	1,200	19,101
Kyobo Securities Co., Ltd.	5,430	41,361
*Kyung-In Synthetic Corp.	10,600	28,504
LG Chemical, Ltd.	757	284,861
*LG Corp.	3,954	301,085
*LG Display Co., Ltd. ADR	23,300	394,935
LG Electronics, Inc.	4,737	495,334
*LG Fashion Corp.	1,620	46,187
LG Hausys, Ltd.	102	7,457
LG Household & Healthcare Co., Ltd.	408	148,386
LG Innotek Co., Ltd.	952	119,732
LG International Corp.	3,020	104,385
*LG Life Sciences, Ltd.	1,620	68,011
*LG Uplus Corp.	30,880	180,540
LIG Insurance Co., Ltd.	3,960	95,051
*Lotte Chilsung Beverage Co., Ltd.	133	105,213
*Lotte Confectionary Co., Ltd.	99	125,082
*Lotte Midopa Co., Ltd.	3,520	52,435
*Lotte Non-Life Insurance Co., Ltd.	1,660	11,231
*Lotte Sam Kang Co., Ltd.	89	20,506
Lotte Shopping Co., Ltd.	859	347,787
*LS Corp.	1,180	108,243
LS Industrial Systems Co., Ltd.	780	53,272
Macquarie Korea Infrastructure Fund	19,424	83,185
Meritz Fire Marine Insurance Co., Ltd.	11,480	106,844
*Meritz Securities Co., Ltd.	69,570	65,338
Mirae Asset Securities Co., Ltd.	2,906	130,454
*Moorim Paper Co., Ltd.	2,790	21,499
Motonic Corp.	2,210	15,226
*Namhae Chemical Corp.	3,350	51,133
*Namyang Dairy Products Co., Ltd.	98	67,440
*NCsoft Corp.	850	146,542
*Nexen Corp.	310	16,923
NH Investment & Securities Co., Ltd.	8,211	72,245
*NHN Corp.	600	107,017
*NICE Holdings Co., Ltd.	10	579
*NICE Information Service Co., Ltd.	13	347
*NK Co., Ltd.	840	9,356
Nong Shim Co., Ltd.	439	79,974
*Nong Shim Holdings Co., Ltd.	792	38,760
*OCI Co., Ltd.	284	96,306
*ON*Media Corp.	32,990	150,156
*ORION Corp.	486	181,792

1106

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CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Ottogi Corp.	244	$28,085
*Pacific Corp.	426	71,490
*Poongsan Corp.	2,270	89,899
*Poongsan Holdings Corp.	690	23,649
POSCO ADR	13,044	1,332,314
POSCO Coated & Color Steel Co., Ltd.	1,410	33,324
*Pusan City Gas Co., Ltd.	930	16,581
*RNL BIO Co., Ltd.	11,210	23,364
*S&T Corp.	1,580	26,260
*S&T Daewoo Co., Ltd.	680	20,121
*S&T Dynamics Co., Ltd.	3,180	57,967
S1 Corp.	658	31,675
*Saehan Industries, Inc.	104,600	107,468
*Saeron Automotive Corp.	8,550	38,698
*Sajo Industries Co., Ltd.	870	44,280
*Sam Kwang Glass Industrial Co., Ltd.	530	30,921
*Sambu Construction Co., Ltd.	3,703	58,820
*Samchully Co., Ltd.	607	57,720
Samsung Card Co., Ltd.	3,105	153,579
Samsung Corp.	7,027	449,276
Samsung Electro-Mechanics Co., Ltd.	5,367	624,105
Samsung Electronics Co., Ltd.	2,921	2,564,597
Samsung Electronics Co., Ltd. GDR	684	299,356
Samsung Engineering Co., Ltd.	662	116,905
Samsung Fine Chemicals Co., Ltd.	1,870	136,636
Samsung Fire & Marine Insurance, Ltd.	1,796	371,491
Samsung Heavy Industries Co., Ltd.	3,070	117,257
Samsung SDI Co., Ltd.	5,090	709,871
Samsung Securities Co., Ltd.	5,564	440,040
Samsung Techwin Co., Ltd.	1,520	127,571
*Samyang Corp.	1,810	103,421
*Samyang Foods Co., Ltd.	870	14,087
*Samyang Genex Co., Ltd.	218	10,791
*SBS Media Holdings Co., Ltd.	17,020	36,958
*Seah Besteel Corp.	1,820	70,261
*SeAH Holdings Corp.	341	41,827
*SeAH Steel Corp.	470	28,073
*Sejong Industrial Co., Ltd.	1,520	17,566
*Seowon Co., Ltd.	17,130	55,481
*Sewon Cellontech Co., Ltd.	9,690	37,288
*Shinhan Financial Group Co., Ltd.	3,060	135,834
*Shinhan Financial Group Co., Ltd. ADR	8,680	774,343
Shinsegae Co., Ltd.	234	120,278
*Shinsung Holdings Co., Ltd.	5,880	46,089
*Sindo Ricoh Co., Ltd.	590	28,263
SK Chemicals Co., Ltd.	1,749	93,404
SK Co., Ltd.	3,806	565,202
SK Gas Co., Ltd.	560	19,855
SK Innovation Co., Ltd.	2,363	433,394
SK Networks Co., Ltd.	11,860	131,168
SK Telecom Co., Ltd.	191	28,069
SK Telecom Co., Ltd. ADR	2,400	41,520
*SKC Co., Ltd.	3,450	135,957
S-Oil Corp.	2,603	259,342
*Songwon Industrial Co., Ltd.	2,850	41,761
*Ssangyong Cement Industrial Co., Ltd.	4,260	26,799
*STX Corp.	3,714	111,183
*STX Engine Co., Ltd.	2,720	84,877
*STX Offshore & Shipbuilding Co., Ltd.	6,690	194,373
*STX Pan Ocean Co., Ltd.	17,890	173,909
*Sung Jin Geotec Co., Ltd.	2,900	36,913

1107

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CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Sunkyong Securities Co., Ltd.	27,790	$53,678
Tae Kwang Industrial Co., Ltd.	45	55,542
*Taeyoung Engineering & Construction	14,580	66,515
*Tai Han Electric Wire Co., Ltd.	18,426	118,547
*Teems, Inc.	212	16,562
Tong Yang Securities, Inc.	13,340	107,753
*Unid Co., Ltd.	1,490	79,193
*Woongjin Coway Co., Ltd.	2,960	92,236
*Woongjin Holdings Co., Ltd.	3,900	36,750
*Woori Finance Holdings Co., Ltd.	18,410	234,469
*Woori Finance Holdings Co., Ltd. ADR	1,200	46,440
Woori Investment & Securities Co., Ltd.	12,680	245,325
*Youlchon Chemical Co., Ltd.	1,990	14,678
*Young Poong Corp.	159	115,919
*Youngone Corp.	8,136	91,146
*Youngone Holdings Co., Ltd.	2,034	64,869
*Yuhan Corp.	992	133,143

TOTAL SOUTH KOREA		40,120,547

SPAIN — (1.8%)
Abengoa SA	5,851	163,008
Abertis Infraestructuras SA	19,871	389,907
Acciona SA	3,096	267,792
Acerinox SA	18,950	322,561
Actividades de Construccion y Servicios SA	9,111	470,476
Almirall SA	4,936	57,067
Antena 3 de Television SA	11,791	122,699
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	146,546	1,798,119
#Banco de Sabadell SA	158,689	759,626
*Banco de Sabadell SA Convertible Shares	7,389	8,280
#*Banco de Valencia SA	15,474	74,977
Banco Espanol de Credito SA	12,873	116,692
Banco Pastor SA	19,905	115,057
Banco Popular Espanol SA	133,571	803,347
Banco Santander SA	203,200	2,488,012
Banco Santander SA Sponsored ADR	159,655	1,954,177
#*Bankinter SA	48,061	327,952
*Baron de Ley SA	336	18,843
Bolsas y Mercados Espanoles SA	8,287	233,807
Caja de Ahorros del Mediterraneo SA	4,397	38,738
Campofrio Food Group SA	7,567	83,765
Cementos Portland Valderrivas SA	1,311	21,738
Cia Espanola de Petroleos SA	1,837	53,350
*Cie Automotive SA	1,994	14,909
Cintra Concesiones de Infraestructuras de Transporte SA	51,510	609,878
*Codere SA	996	12,372
Construcciones y Auxiliar de Ferrocarriles SA	91	49,355
*Corporacion Dermoestetica SA	2,321	4,660
Criteria Caixacorp SA	85,584	589,664
Duro Felguera SA	12,115	91,075
Ebro Foods SA	10,600	220,692
*EDP Renovaveis SA	30,655	182,003
Elecnor SA	4,850	67,726
Enagas SA	12,546	264,555
Faes Farma SA	15,321	60,350
Fomento de Construcciones y Contratas SA	6,773	197,602
*Gamesa Corp Tecnologica SA	5,946	45,548
Gas Natural SDG SA	25,281	417,190
*Gestevision Telec, Inc. SA	12,473	156,908
Grifols SA	5,464	83,198
Grupo Catalana Occidente SA	5,209	107,490

1108

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CONTINUED

	Shares	Value††
SPAIN — (Continued)
*Grupo Empresarial Ence SA	29,854	$98,480
*Grupo Ezentis SA	61,846	41,166
Iberdrola Renovables SA	81,193	305,931
Iberdrola SA	163,033	1,395,102
Indra Sistemas SA	3,869	72,757
Industria de Diseno Textil SA	2,944	222,616
*International Consolidated Airlines Group SA (B5282K0)	10,448	42,915
*Jazztel P.L.C.	24,797	129,116
*La Seda de Barcelona SA	121,348	15,918
Mapfre SA	67,395	229,095
Miquel y Costas & Miquel SA	1,056	31,914
*Natraceutical SA	6,210	3,039
*NH Hoteles SA	26,998	159,813
Obrascon Huarte Lain SA	2,008	64,424
*Papeles y Cartones de Europa SA	9,942	50,046
Pescanova SA	1,666	57,318
*Promotora de Informaciones SA	14,833	40,099
Prosegur Cia de Seguridad SA	876	50,882
*Realia Business SA	32,703	68,769
Red Electrica Corporacion SA	4,437	225,828
Repsol YPF SA Sponsored ADR	38,618	1,225,735
#*Sacyr Vallehermoso SA	14,972	141,937
*Service Point Solutions SA	4,595	2,867
Sol Melia SA	8,245	86,948
#*SOS Corp. Alimentaria SA	31,611	29,285
*Tecnicas Reunidas SA	1,387	85,580
Telecomunicaciones y Energia SA	11,185	37,756
Telefonica SA Sponsored ADR	31,425	789,710
*Tubacex SA	28,372	104,331
*Tubos Reunidos SA	18,902	47,924
Vidrala SA	2,287	63,965
Viscofan SA	6,063	220,106
*Vocento SA	1,129	5,667
*Vueling Airlines SA	6,250	95,404
Zardoya Otis SA	5,505	87,072
*Zeltia SA	14,916	57,144

TOTAL SPAIN		20,251,824

SWEDEN — (2.2%)
Aarhuskarlshamn AB	2,825	75,456
Acando AB	11,914	24,015
*Active Biotech AB	2,646	63,430
AF AB	8,571	175,900
Alfa Laval AB	13,757	292,959
Assa Abloy AB Series B	9,620	261,774
Atlas Copco AB Series A	3,600	86,412
Atlas Copco AB Series B	4,000	87,039
Avanza Bank Holding AB	1,371	51,615
Axfood AB	2,200	79,577
#Axis Communications AB	3,800	78,582
B&B Tools AB	2,944	52,330
*BE Group AB	14,179	97,344
Beijer Alma AB	1,231	30,373
*Betsson AB	1,645	29,148
Bilia AB Series A	5,322	102,641
Billerud AB	26,467	261,501
*BioInvent International AB	2,561	11,517
Bjoern Borg AB	4,436	47,747
*Boliden AB	42,450	885,666
*Bure Equity AB	19,879	105,951
Cardo AB	1,400	91,164

1109

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
*CDON Group AB	5,064	$25,125
#Clas Ohlson AB Series B	4,200	70,038
*Diamyd Medical AB	1,373	28,263
Duni AB	4,216	45,436
Electrolux AB Series B	34,257	976,194
Elekta AB Series B	6,495	263,052
Enea AB	846	5,648
*Eniro AB	10,195	45,932
G & L Beijer AB Series B	1,454	62,615
Getinge AB	16,009	389,289
*Gunnebo AB	16,668	130,608
Hakon Invest AB	9,006	154,151
*Haldex AB	13,233	205,268
Hennes & Mauritz AB Series B	8,686	284,513
Hexagon AB	29,544	634,716
Hexpol AB	4,400	111,113
*HIQ International AB	11,814	65,060
Hoganas AB Series B	2,100	82,264
Holmen AB	8,144	309,006
HQ AB	274	143
Husqvarna AB Series A	9,945	82,770
#Husqvarna AB Series B	45,914	381,837
*Industrial & Financial Systems AB Series B	3,666	59,252
Intrum Justitia AB	6,967	110,291
JM AB	11,904	275,672
#KappAhl AB	6,690	45,469
KNOW IT AB	4,124	46,859
*Lindab International AB	6,200	87,589
*Loomis AB	13,853	209,330
*Lundin Petroleum AB	30,814	382,392
Meda AB Series A	30,998	255,680
*Medivir AB	2,073	48,127
Mekonomen AB	1,187	42,436
#*Micronic Mydata AB	36,784	114,383
#Modern Times Group AB Series B	5,064	351,906
NCC AB Series B	9,442	220,097
*Net Entertainment NE AB	526	5,202
New Wave Group AB Series B	9,099	56,627
NIBE Industrier AB	5,028	79,017
Niscayah Group AB	52,353	104,610
*Nobia AB	25,146	224,207
Nolato AB Series B	3,860	48,627
#Nordea Bank AB	150,716	1,828,702
#*ORC Software AB	5,003	93,447
*Orexo AB	6,590	45,716
Oriflame Cosmetics SA	1,675	80,671
*Pa Resources AB	257,874	201,467
Peab AB Series B	20,582	173,931
*Pricer AB	338,236	45,473
Q-Med AB	2,528	29,745
Ratos AB	12,272	460,745
RaySearch Laboratories AB	3,663	21,675
*Rederi AB Transatlantic	7,086	32,615
*Rezidor Hotel Group AB	24,283	144,743
*rnb Retail & Brands AB	56,724	71,289
*Rottneros AB	32,646	26,086
Saab AB	2,773	52,664
Sandvik AB	12,296	241,398
#*SAS AB	17,085	64,667
Scania AB Series B	3,481	78,095
#*Seco Tools AB	2,812	48,143

1110

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CONTINUED

	Shares	Value††
SWEDEN — (Continued)
Securitas AB Series B	26,189	$315,709
#Skandinaviska Enskilda Banken AB Series A	120,180	1,090,181
Skanska AB Series B	22,203	449,795
SKF AB Series A	1,000	28,509
SKF AB Series B	11,460	327,298
Skistar AB	3,440	65,271
#SSAB AB Series A	23,406	384,627
SSAB AB Series B	11,446	162,579
Svenska Cellulosa AB Series B	51,729	902,132
Svenska Handelsbanken AB Series A	22,964	782,079
Sweco AB	3,342	31,108
*Swedbank AB Series A	64,485	1,011,314
Swedish Match AB	10,802	311,246
*Swedish Orphan Biovitrum AB	15,354	87,828
Systemair AB	682	10,548
Tele2 AB Series B	21,576	476,908
Telefonaktiebolaget LM Ericsson AB	78,800	971,511
Telefonaktiebolaget LM Ericsson AB Sponsored ADR	83,700	1,035,369
TeliaSonera AB	120,275	989,696
*TradeDoubler AB	5,619	38,374
Trelleborg AB Series B	34,926	405,122
*Volvo AB Series A	16,161	278,564
*Volvo AB Series B	46,957	813,905
*Volvo AB Sponsored ADR	1,200	20,748

TOTAL SWEDEN		24,844,648

SWITZERLAND — (4.5%)
ABB, Ltd. AG	25,613	605,105
ABB, Ltd. AG Sponsored ADR	43,600	1,032,012
Acino Holding AG	904	88,376
*Actelion, Ltd. AG	3,485	189,150
Adecco SA	15,663	1,014,500
Advanced Digital Broadcast Holdings SA	855	28,980
*AFG Arbonia-Forster Holding AG	3,805	134,699
Allreal Holding AG	1,119	162,948
*Aryzta AG	13,368	587,729
*Ascom Holding AG	5,432	78,504
Bachem Holdings AG	894	52,537
Baloise Holding AG	8,091	832,712
Bank Coop AG	1,724	124,087
Bank Sarasin & Cie AG Series B	3,560	163,991
Banque Cantonale de Geneve SA	54	12,497
Banque Cantonale Vaudoise AG	451	252,089
Banque Privee Edmond de Rothschild SA	1	28,527
Barry Callebaut AG	251	200,716
*Basilea Pharmaceutica AG	441	34,012
Basler Kantonalbank AG	877	133,962
Belimo Holdings AG	41	74,608
Bell Holding AG	22	44,025
Bellevue Group AG	871	32,287
Berner Kantonalbank AG	423	108,222
BKW FMB Energie AG	1,385	111,765
*Bobst Group AG	1,063	48,619
*Bossard Holding AG	419	54,561
Bucher Industries AG	2,398	464,501
Burckhardt Compression Holding AG	863	244,784
Centralschweizerische Kraftwerke AG	106	37,106
*Charles Voegele Holding AG	2,425	139,169
*Cie Financiere Tradition SA	346	44,014
*Clariant AG	34,594	611,330
Coltene Holding AG	641	40,516

1111

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CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Compagnie Financiere Richemont SA Series A	25,724	$1,400,244
Conzzeta AG	35	76,828
Credit Suisse Group AG	43,068	1,922,752
Credit Suisse Group AG Sponsored ADR	45,682	2,042,442
Daetwyler Holding AG	1,325	116,798
*Dufry AG	2,037	244,028
EFG International AG	7,550	104,652
EGL AG	81	58,569
Emmi AG	576	126,184
EMS-Chemie Holding AG	886	148,717
Energiedienst Holding AG	756	41,656
*Etrion Corp. AG	7,034	6,544
Flughafen Zuerich AG	537	224,855
Forbo Holding AG	257	167,566
Galenica Holding AG	313	171,756
*GAM Holding AG	29,303	522,637
Geberit AG	1,952	412,246
*George Fisher AG	564	304,581
Givaudan SA	993	983,965
Gurit Holding AG	146	88,270
Helvetia Holding AG	813	332,186
Holcim, Ltd. AG	31,260	2,188,134
Implenia AG	1,132	36,885
*Inficon Holding AG	167	31,463
*Interroll-Holding AG	48	18,930
Julius Baer Group, Ltd. AG	25,580	1,157,520
Kaba Holding AG	510	205,093
*Kardex AG	1,417	47,258
*Komax Holding AG	777	88,279
Kudelski SA	6,080	136,980
Kuehne & Nagel International AG	3,286	424,925
Kuoni Reisen Holding AG	473	216,776
Liechtensteinische Landesbank AG	955	75,912
*LifeWatch AG	1,152	10,739
Lindt & Spruengli AG	5	146,102
#*Logitech International SA (B18ZRK2)	16,764	314,392
#*Logitech International SA (H50430232)	5,400	101,196
*Lonza Group AG	7,365	580,513
Luzerner Kantonalbank AG	302	101,262
Metall Zug AG	36	136,586
#*Meyer Burger Technology AG	7,425	229,041
*Micronas Semiconductor Holding AG	9,995	136,131
Mobilezone Holding AG	4,831	52,985
Mobimo Holding AG	1,132	242,615
Nestle SA	33,903	1,831,637
Nobel Biocare Holding AG	5,337	109,598
*Novartis AG ADR	81,000	4,524,660
*OC Oerlikon Corp. AG	20,180	123,073
Orell Fuessli Holding AG	152	22,328
*Panalpina Welttransport Holding AG	1,540	196,532
Partners Group Holding AG	339	58,731
Petroplus Holdings AG	10,256	168,255
Phoenix Mecano AG	126	88,767
*Precious Woods Holding AG	1,004	23,394
*PubliGroupe SA	200	22,764
*Rieters Holdings AG	562	212,838
Roche Holding AG Bearer	671	105,648
Roche Holding AG Genusschein	9,111	1,386,130
Romande Energie Holding SA	34	60,564
Schindler Holding AG	1,376	152,915
*Schmolz & Bickenbach AG	1,884	17,476

1112

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CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Schulthess Group AG	1,184	$54,979
Schweiter Technologies AG	164	135,552
Schweizerische National-Versicherungs-Gesellschaft AG	3,184	110,655
SGS SA	180	292,712
*Siegfried Holding AG	352	34,981
Sika AG	261	572,072
Sonova Holding AG	1,488	186,548
St. Galler Kantonalbank AG	367	188,191
*Straumann Holding AG	472	115,674
Sulzer AG	2,845	393,465
Swatch Group AG (The)	3,405	1,366,104
Swatch Group AG Registered Shares (The)	5,478	394,163
Swiss Life Holding AG	4,877	779,030
Swiss Reinsurance Co., Ltd. AG	33,971	1,941,986
Swisscom AG	529	233,379
Swisslog Holding AG	37,989	36,252
Swissquote Group Holding SA	755	46,727
Syngenta AG ADR	9,600	620,448
*Synthes, Inc.	4,905	647,469
Tamedia AG	237	30,615
Tecan Group AG	1,270	107,920
*Temenos Group AG	2,110	82,772
*Tornos Holding AG	1,468	19,987
*U-Blox AG	616	31,637
*UBS AG	83,955	1,503,160
*UBS AG ADR	128,000	2,298,880
Valiant Holding AG	1,993	293,119
Valora Holding AG	855	289,645
Vaudoise Assurances Holding SA	23	6,535
Verwaltungs und Privat-Bank AG	749	88,700
*Vetropack Holding AG	6	11,393
#*Von Roll Holding AG	14,867	72,302
Vontobel Holdings AG	3,667	141,685
VZ Holding AG	145	18,086
Winterthur Technologie AG	710	47,346
Ypsomed Holdings AG	537	34,672
Zehnder Group AG	54	145,855
Zuger Kantonalbank AG	17	96,759
Zurich Financial Services AG	14,217	3,887,156

TOTAL SWITZERLAND		50,453,754

TAIWAN — (3.2%)
*A.G.V. Products Corp.	78,000	36,470
Ability Enterprise Co., Ltd.	52,530	89,736
Acbel Polytech, Inc.	108,540	87,081
Accton Technology Corp.	110,000	79,315
Acer, Inc.	31,810	86,424
*Action Electronics Co., Ltd.	60,000	21,553
Advanced Semiconductor Engineering, Inc.	65,818	81,707
#Advanced Semiconductor Engineering, Inc. ADR	28,961	177,241
Advantech Co., Ltd.	26,000	80,111
Allis Electric Co., Ltd.	33,000	12,894
Alpha Networks, Inc.	11,000	9,803
Altek Corp.	34,153	51,589
Ambassador Hotel (The)	22,000	34,908
Amtran Technology Co., Ltd.	93,437	87,391
*Arima Communications Corp.	57,000	38,108
Asia Cement Corp.	234,236	257,598
*Asia Optical Co, Inc.	23,000	47,181
Asia Polymer Corp.	66,000	112,966
Asia Vital Components Co., Ltd.	33,480	38,298

1113

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CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Asustek Computer, Inc.	22,018	$197,496
*AU Optronics Corp.	170,980	167,113
*AU Optronics Corp. Sponsored ADR	16,922	162,451
Audix Corp.	16,000	18,252
*AV Tech Corp.	12,000	37,080
Avermedia Technologies, Inc.	25,000	33,630
Avision, Inc.	15,000	10,624
Awea Mechantronic Co., Ltd.	16,000	20,893
*Bank of Kaohsiung	50,000	26,320
*Basso Industry Corp., Ltd.	2,000	1,779
Bes Engineering Corp.	238,000	85,382
C Sun Manufacturing, Ltd.	26,000	23,427
Capital Securities Corp.	142,220	76,251
*Career Technology MFG. Co., Ltd.	32,000	59,386
*Carnival Industrial Corp.	28,000	10,587
Catcher Technology Co., Ltd.	52,360	215,934
Cathay Financial Holdings Co., Ltd.	69,305	128,126
Cathay Real Estate Development Co., Ltd.	223,000	130,359
Central Reinsurance Co., Ltd.	28,000	17,513
Champion Building Materials Co., Ltd.	74,526	60,380
Chang Hwa Commercial Bank	697,000	590,955
Charoen Pokphand Enterprises Co., Ltd.	64,000	43,148
Cheng Loong Corp.	159,000	78,592
Cheng Shin Rubber Industry Co., Ltd.	61,875	136,490
Cheng Uei Precision Industry Co., Ltd.	61,812	137,072
Chenming Mold Industrial Corp.	20,000	24,661
Chia Hsin Cement Corp.	66,300	38,171
Chicony Electronics Co., Ltd.	31,950	69,548
Chilisin Electronics Corp.	47,000	46,704
*Chimei Innolux Corp.	345,478	434,107
*China Airlines, Ltd.	205,924	157,387
China Chemical & Pharmaceutical Co.	99,000	90,634
China Development Financial Holding Corp.	1,311,636	600,285
*China Ecotek Corp.	11,000	18,679
China Electric Manufacturing Co., Ltd.	48,000	39,249
China General Plastics Corp.	3,000	1,317
China Glaze Co., Ltd.	29,599	24,730
China Life Insurance Co., Ltd.	128,405	134,028
*China Man-Made Fiber Co., Ltd.	290,000	158,056
China Metal Products Co., Ltd.	89,248	98,794
China Motor Co., Ltd.	110,000	103,897
*China Petrochemical Development Corp.	248,380	281,033
China Steel Chemical Corp.	8,000	33,462
China Steel Corp.	331,366	384,451
China Steel Structure Co., Ltd.	24,000	21,270
China Synthetic Rubber Corp.	50,224	51,485
*China Wire & Cable Co., Ltd.	61,000	27,358
Chinatrust Financial Holdings Co., Ltd.	587,203	498,424
Chinese Maritime Transport, Ltd.	15,000	34,324
Chin-Poon Industrial Co., Ltd.	126,126	109,898
Chong Hong Construction Co.	7,140	19,316
*Chroma Ate, Inc.	14,000	43,165
Chun Yuan Steel Industrial Co., Ltd.	50,000	26,525
Chung Hsin Electric & Machinery Co., Ltd.	81,000	49,877
*Chung Hung Steel Corp.	70,858	42,904
*Chung Hwa Pulp Corp.	49,000	25,855
Chunghwa Telecom Co., Ltd.	32,727	100,112
Chunghwa Telecom Co., Ltd. ADR	1,520	45,402
*Chungwa Picture Tubes Co., Ltd.	622,656	94,743
*Chuwa Wool Industry Co., Ltd.	16,296	20,391
Clevo Co., Ltd.	42,017	92,000

1114

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CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*CMC Magnetics Corp.	460,000	$125,718
Collins Co., Ltd.	53,000	25,419
*Compal Communications, Inc.	38,000	40,650
Compal Electronics, Inc.	256,747	338,761
*Compeq Manufacturing Co., Ltd.	172,000	108,490
*Continental Holdings Corp.	124,000	55,907
Coxon Precise Industrial Co., Ltd.	2,000	4,170
CTCI Corp.	37,444	43,727
Cybertan Technology, Inc.	42,424	56,917
DA CIN Construction Co., Ltd.	36,000	22,773
Darfon Electronics Corp.	51,000	64,723
Delpha Construction Co., Ltd.	51,000	29,054
Delta Electronics, Inc.	16,320	75,280
Depo Auto Parts Industrial Co., Ltd.	32,000	80,604
D-Link Corp.	67,062	71,110
Dynamic Electronics Co., Ltd	61,000	39,281
E.Sun Financial Holding Co., Ltd.	517,455	351,897
*Eastern Media International Corp.	70,000	17,304
Eclat Textile Co., Ltd.	27,000	32,651
Edom Technology Co., Ltd.	52,000	28,524
*Elan Microelectronics Corp.	27,000	41,842
Elite Material Co., Ltd.	57,737	60,382
Elitegroup Computer Systems Co., Ltd.	205,000	84,511
*EnTie Commercial Bank	41,000	24,136
Epistar Corp.	85,169	310,437
Eternal Chemical Co., Ltd.	110,610	130,825
*Eva Airways Corp.	207,619	239,911
Evergreen International Storage & Transport Corp.	56,000	51,898
*Evergreen Marine Corp., Ltd.	194,000	202,967
Everlight Chemical Industrial Corp.	8,000	9,193
Everlight Electronics Co., Ltd.	19,225	58,216
*Everspring Industry Co., Ltd.	90,000	31,661
Excelsior Medical Co., Ltd.	13,793	41,586
Far Eastern Department Stores Co., Ltd.	116,818	207,207
Far Eastern International Bank	240,189	122,936
Far Eastern New Century Corp.	83,502	141,611
Far EasTone Telecommunications Co., Ltd.	78,000	116,790
*Farglory F T Z Investment Holding Co., Ltd.	19,000	20,414
Federal Corp.	132,840	94,145
Feng Hsin Iron & Steel Co., Ltd.	23,000	44,237
Feng Tay Enterprise Co., Ltd.	34,980	38,902
First Copper Technology Co., Ltd.	49,000	23,436
First Financial Holding Co., Ltd.	362,594	331,813
First Insurance Co., Ltd.	35,000	23,195
First Steamship Co., Ltd.	39,105	81,370
*FLEXium Interconnect, Inc.	15,000	30,053
Formosa Chemicals & Fiber Co., Ltd.	81,040	294,805
Formosa Plastics Corp.	112,430	383,112
Formosa Taffeta Co., Ltd.	137,000	136,133
Formosan Rubber Group, Inc.	117,000	119,503
*Formosan Union Chemical Corp.	57,067	33,206
*Fortune Electric Co., Ltd.	17,000	12,411
*Founding Construction & Development Co., Ltd.	31,000	26,772
Foxconn Technology Co., Ltd.	28,518	114,488
*Froch Enterprise Co., Ltd.	29,000	18,350
Fubon Financial Holding Co., Ltd.	260,393	361,723
Fwusow Industry Co., Ltd.	62,000	31,409
G Shank Enterprise Co., Ltd.	21,000	17,546
Gamma Optical Co., Ltd.	30,800	19,291
Gem Terminal Industries Co., Ltd.	18,000	12,853
Gemtek Technology Corp.	22,460	32,428

1115

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CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Getac Technology Corp.	95,000	$59,576
Giant Manufacture Co., Ltd.	18,760	72,998
*Giantplus Technology Co., Ltd.	32,000	22,258
Giga Storage Corp.	37,802	63,015
Giga-Byte Technology Co., Ltd.	82,000	90,586
Gintech Energy Corp.	17,042	53,763
*Global Brands Manufacture, Ltd.	21,000	13,707
Globe Union Industrial Corp.	41,000	41,484
*Gold Circuit Electronics, Ltd.	71,070	32,807
Goldsun Development & Construction Co., Ltd.	233,292	119,065
Grand Pacific Petrochemical Corp.	158,000	116,006
Great China Metal Industry Co., Ltd.	26,000	30,154
*Great Taipei Gas Co., Ltd.	41,000	25,961
Great Wall Enterprise Co. Ltd.	39,690	42,740
*Greatek Co., Ltd.	95,491	98,396
Green Energy Technology, Inc.	16,719	75,114
*GTM Corp.	27,000	21,842
Hannstar Board Corp.	47,299	33,215
*HannStar Display Corp.	684,000	133,302
*Harvatek Corp.	22,000	23,929
Hey Song Corp.	82,000	73,435
Highwealth Construction Corp.	35,147	81,654
*Ho Tung Holding Corp.	67,200	38,044
*Hocheng Corp.	66,000	26,339
Holtek Semiconductor, Inc.	11,000	16,933
Holy Stone Enterprise Co., Ltd.	43,827	55,764
Hon Hai Precision Industry Co., Ltd.	86,739	370,062
Hong Tai Electric Industrial Co., Ltd.	72,000	35,863
*Hota Industrial Manufacturing Co., Ltd.	20,000	10,582
Hotai Motor Co., Ltd.	21,000	63,548
Hsin Kuang Steel Co., Ltd.	51,000	62,868
HTC Corp.	3,307	111,168
Hua Eng Wire & Cable Co., Ltd.	59,000	23,819
Hua Nan Financial Holding Co., Ltd.	256,243	207,692
Huaku Development Co., Ltd.	20,238	66,186
Huang Hsiang Construction Co.	6,000	16,926
Hung Poo Construction Corp.	67,000	106,969
Hung Sheng Construction Co., Ltd.	137,500	92,203
Ichia Technologies, Inc.	63,000	36,758
*I-Chiun Precision Industry Co., Ltd	12,000	15,178
ICP Electronics, Inc.	25,000	36,881
Infortrend Technology, Inc.	60,320	79,922
*Inotera Memories, Inc.	248,634	156,411
Inventec Appliances Corp.	14,000	12,511
Inventec Co., Ltd.	293,412	171,453
*I-Sheng Electric Wire & Cable Co., Ltd.	25,000	41,446
*ITE Technology, Inc.	23,000	47,673
*ITEQ Corp.	31,000	48,854
*Jenn Feng New Energy Co., Ltd.	11,000	13,896
*Johnson Health Tech Co., Ltd.	7,000	10,083
Kang Na Hsiung Enterprise Co., Ltd.	34,000	23,337
*Kao Hsing Chang Iron & Steel Corp.	69,000	17,028
Kaulin Manufacturing Co., Ltd.	25,000	24,315
Kee Tai Properties Co., Ltd.	62,540	44,171
Kenda Rubber Industrial Co., Ltd.	115,562	122,264
*King Slide Works Co., Ltd.	9,000	46,513
*King Yuan Electronics Co., Ltd.	218,545	136,362
Kingdom Construction Co., Ltd.	52,000	49,529
*King’s Town Bank	212,000	124,360
King’s Town Construction Co., Ltd.	15,120	18,107
Kinik Co.	26,000	51,602

1116

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CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Kinko Optical Co., Ltd.	18,000	$34,344
*Kinpo Electronics, Inc.	125,000	47,521
Kinsus Interconnect Technology Corp.	53,000	170,715
Knowledge-Yield-Excellence Systems Corp.	67,040	54,762
KS Terminals, Inc.	14,039	15,619
*Kung Long Batteries Industrial Co., Ltd.	9,000	19,183
*Kuoyang Construction Co., Ltd.	65,000	48,610
*Kwong Fong Industries Corp.	66,500	33,133
*Lan Fa Textile Co., Ltd.	26,780	17,153
Largan Precision Co., Ltd.	4,000	109,134
LCY Chemical Corp.	47,300	121,199
Lealea Enterprise Co., Ltd.	177,493	108,514
Lee Chi Enterprises Co., Ltd.	96,000	50,901
*Leofoo Development Co., Ltd.	31,000	22,911
Les Enphants Co., Ltd.	19,260	29,550
*Li Peng Enterprise Co., Ltd.	18,000	11,337
Lien Hwa Industrial Corp.	55,423	43,798
*LITE-ON IT Corp.	20,000	22,701
*Lite-On Semiconductor Corp.	62,000	42,195
Lite-On Technology Corp.	272,014	368,963
Long Chen Paper Co., Ltd.	56,000	23,334
*Lumax International Corp., Ltd.	11,000	21,690
Macronix International Co., Ltd.	477,250	367,747
Marketech International Corp.	22,000	16,312
Masterlink Securities Corp.	137,000	62,903
Mayer Steel Pipe Corp.	27,500	23,015
Maywufa Co., Ltd.	49,000	27,381
Media Tek, Inc.	7,048	95,607
Mega Financial Holding Co., Ltd.	404,000	326,955
Mercuries & Associates, Ltd.	13,650	10,687
*Merida Industry Co., Ltd.	12,000	21,871
Merry Electronics Co., Ltd.	34,000	59,381
*Microelectronics Technology, Inc.	133,452	81,162
Micro-Star International Co., Ltd.	113,394	68,256
*Min Aik Technology Co., Ltd.	17,000	50,783
Mirle Automation Corp.	43,000	49,186
Mitac International Corp.	169,039	86,196
*Mosel Vitelic, Inc.	39,858	19,854
Nan Ya Plastic Corp.	155,750	429,361
Nan Ya Printed Circuit Board Corp.	24,480	91,791
*Nankang Rubber Tire Co., Ltd.	39,000	61,635
Nantex Industry Co., Ltd.	11,880	11,033
*Nanya Technology Corp.	51,000	32,117
National Petroleum Co., Ltd.	67,000	84,091
Nien Hsing Textile Co., Ltd.	82,875	69,606
*Ocean Plastics Co., Ltd.	14,000	10,923
Opto Tech Corp.	92,000	66,598
*Orient Semiconductor Electronics, Ltd.	103,000	30,884
Oriental Union Chemical Corp.	82,720	120,753
*Pan Jit International, Inc.	43,940	60,458
Pan-International Industrial Corp.	54,309	83,454
*Paragon Technologies Co., Ltd.	7,000	13,919
*Pegatron Corp.	59,261	81,346
Polaris Securities Co., Ltd.	261,000	182,232
Pou Chen Corp.	279,528	265,034
*Power Quotient International Co., Ltd.	20,000	14,299
Powertech Technology, Inc.	13,000	48,602
President Chain Store Corp.	14,768	62,895
President Securities Corp.	116,480	78,081
Prince Housing & Development Corp.	61,131	44,477
Promise Technology, Inc.	34,874	34,323

1117

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CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Qisda Corp.	172,760	$121,679
Quanta Computer, Inc.	36,007	75,935
Radiant Opto-Electronics Corp.	51,050	111,150
Radium Life Tech Corp.	163,547	222,141
Ralec Electronic Corp.	8,416	17,239
Realtek Semiconductor Corp.	49,127	115,032
*Ritek Corp.	320,759	96,970
Ruentex Development Co., Ltd.	24,000	36,098
Ruentex Industries, Ltd.	49,000	115,275
*Sampo Corp.	82,155	28,645
*San Fang Chemical Industry Co., Ltd.	9,000	10,923
*Sanyang Industrial Co., Ltd.	215,000	130,591
Sanyo Electric Taiwan Co., Ltd.	15,000	19,041
*ShenMao Technology, Inc.	9,000	15,829
*Shih Wei Navigation Co., Ltd.	17,000	23,153
Shihlin Electric & Engineering Corp.	57,000	75,486
*Shihlin Paper Corp.	16,000	37,652
*Shin Kong Financial Holding Co., Ltd.	703,169	354,819
*Shin Zu Shing Co., Ltd.	11,549	30,969
*Shining Building Business Co., Ltd.	20,000	27,943
Shinkong Insurance Co., Ltd.	26,000	25,468
Shinkong Synthetic Fibers Co., Ltd.	200,000	103,189
Sigurd Microelectronics Corp.	75,000	74,453
Silicon Integrated Systems Corp.	167,380	120,348
Siliconware Precision Industries Co.	133,000	187,016
Siliconware Precision Industries Co. Sponsored ADR	2,626	18,198
Sinbon Electronics Co., Ltd.	32,000	25,196
Sincere Navigation Corp.	41,125	50,680
Sinkang Industries, Ltd.	14,000	10,062
Sinkong Textile Co., Ltd.	70,000	110,025
Sinon Corp.	48,000	23,463
SinoPac Holdings Co., Ltd.	833,000	402,285
Sinphar Pharmaceutical Co., Ltd.	22,766	26,740
*Sintek Photronics Corp.	8,026	6,270
*Sitronix Technology Corp.	21,000	46,212
*Solomon Technology Corp.	54,000	26,432
South East Soda Manufacturing Co., Ltd.	37,000	47,722
Southeast Cement Co., Ltd.	33,000	14,079
SPI Electronic Co., Ltd.	26,518	35,089
Spirox Corp.	29,000	24,002
Springsoft, Inc.	57,000	71,662
Standard Chemical & Pharmaceutical Co., Ltd.	19,000	20,293
Standard Foods Taiwan, Ltd.	39,853	95,839
Stark Technology, Inc.	41,000	40,374
Sunonwealth Electric Machine Industry Co., Ltd	39,000	35,770
*Sunplus Technology Co., Ltd.	70,299	54,759
Sunrex Technology Corp.	80,000	90,060
*Super Dragon Technology Co., Ltd.	13,000	22,101
Supreme Electronics Co., Ltd.	13,000	11,904
Synnex Technology International Corp.	59,248	155,812
T JOIN Transportation Co., Ltd.	16,000	15,832
Ta Chen Stainless Pipe Co., Ltd.	127,957	93,600
*Ta Chong Bank, Ltd.	140,800	62,187
Ta Ya Electric Wire & Cable Co., Ltd.	86,000	26,278
TA-I Technology Co., Ltd.	22,000	25,526
*Taichung Commercial Bank	82,579	37,500
Tainan Enterprises Co., Ltd.	17,000	23,568
Tainan Spinning Co., Ltd.	142,800	100,929
*Taishin Financial Holdings Co., Ltd.	702,678	405,899
*Taita Chemical Co., Ltd.	99,000	47,754
*Taiwan Business Bank	351,520	162,545

1118

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Taiwan Cement Corp.	471,137	$506,021
Taiwan Cogeneration Corp.	64,480	41,848
Taiwan Cooperative Bank	461,230	390,935
Taiwan Fertilizer Co., Ltd.	61,000	228,278
Taiwan Fire & Marine Insurance Co., Ltd.	22,040	21,047
Taiwan Glass Industrial Corp.	154,848	206,621
Taiwan Hon Chuan Enterprise Co., Ltd.	33,273	78,826
*Taiwan Land Development Corp.	94,713	52,091
Taiwan Life Insurance Co., Ltd.	34,619	39,881
Taiwan Mask Corp.	107,950	47,878
Taiwan Mobile Co., Ltd.	22,000	51,887
Taiwan Navigation Co., Ltd.	13,000	16,217
Taiwan Paiho Co., Ltd.	75,600	81,162
*Taiwan Pulp & Paper Corp.	88,000	52,630
Taiwan Sakura Corp.	15,000	11,683
Taiwan Secom Co., Ltd.	22,000	40,703
Taiwan Semiconductor Manufacturing Co., Ltd.	110,465	287,248
Taiwan Sogo Shinkong Security Co., Ltd.	52,000	43,395
Taiwan Styrene Monomer Corp.	186,000	91,621
Taiwan Tea Corp.	123,704	87,728
Taiyen Biotech Co., Ltd.	33,000	25,835
*Tatung Co., Ltd.	588,000	137,277
*Teapo Electronic Corp.	81,254	25,712
Teco Electric & Machinery Co., Ltd.	274,000	170,827
*Test Research, Inc.	21,000	34,343
Test-Rite International Co., Ltd.	96,425	72,021
*Thinking Electronic Industrial Co., Ltd.	15,000	23,586
*Thye Ming Industrial Co., Ltd.	34,000	42,906
Ton Yi Industrial Corp.	79,000	43,068
Tong Yang Industry Co., Ltd.	12,000	15,793
Topco Scientific Co., Ltd.	40,800	62,206
Transcend Information, Inc.	31,483	93,252
Tripod Technology Corp.	27,000	124,333
Tsann Kuen Enterprise Co., Ltd.	12,913	26,686
TSRC Corp.	35,000	90,996
TTET Union Corp.	10,000	17,545
Tung Ho Steel Enterprise Corp.	78,254	92,088
TXC Corp.	35,698	67,931
TYC Brother Industrial Co., Ltd.	41,000	26,354
*Tycoons Group Enterprise Co., Ltd.	127,354	41,843
Tze Shin International Co., Ltd.	37,080	18,668
U-Ming Marine Transport Corp.	39,000	83,766
Unimicron Technology Corp.	156,356	323,383
*Union Bank of Taiwan	222,343	89,720
Uni-President Enterprises Corp.	90,550	123,833
*Unitech Printed Circuit Board Corp.	71,000	45,144
United Integration Service Co., Ltd.	20,000	30,051
United Microelectronics Corp.	1,000,453	615,146
Universal Cement Corp.	84,000	54,303
*Universal Microelectronics Co., Ltd.	38,000	23,117
UPC Technology Corp.	148,918	124,005
USI Corp.	147,840	194,409
*U-Tech Media Corp.	46,000	16,740
*Via Technologies, Inc.	9,600	10,474
Wah Lee Industrial Corp.	35,000	73,230
*Walsin Lihwa Corp.	404,000	243,470
*Walsin Technology Corp., Ltd.	68,000	47,253
Walton Advanced Engineering, Inc.	69,385	44,073
*Wan Hai Lines Co., Ltd.	188,150	156,874
Waterland Financial Holding Co., Ltd.	346,114	199,672
Wei Chuan Food Corp.	71,000	84,818

1119

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CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Wellypower Optronics Corp.	51,000	$58,979
*Weltrend Semiconductor, Inc.	12,000	10,386
*Winbond Electronics Corp.	337,000	124,326
*Wintek Corp.	171,000	292,582
Wistron Corp.	106,327	207,528
Wistron NeWeb Corp.	68,344	204,141
WPG Holdings, Ltd.	93,855	183,649
WT Microelectronics Co., Ltd.	57,000	92,799
*WUS Printed Circuit Co., Ltd.	65,000	50,075
Yageo Corp.	283,000	147,760
*Yang Ming Marine Transport Corp.	209,599	210,699
Yeung Cyang Industrial Co., Ltd.	51,000	43,878
Yieh Phui Enterprise Co., Ltd.	189,478	76,971
Young Fast Optoelectronics Co., Ltd.	4,191	41,767
Yuanta Financial Holding Co., Ltd.	394,000	317,491
Yuen Foong Yu Paper Manufacturing Co., Ltd.	155,019	74,882
Yulon Motor Co., Ltd.	148,223	308,220
Yung Tay Engineering Co., Ltd.	104,000	146,913
*YungShin Global Holding Corp.	39,000	55,473
Zenitron Corp.	22,000	16,422
Zig Sheng Industrial Co., Ltd.	114,695	76,198
Zippy Technology Corp.	12,000	10,345
*Zyxel Communication Corp.	62,000	49,656

TOTAL TAIWAN		36,112,904

THAILAND — (0.5%)
Advance Info Service PCL (Foreign)	16,300	42,207
Asian Property Development PCL (Foreign)	234,700	44,441
Bangchak Petroleum PCL (Foreign)	93,300	52,244
Bangkok Bank PCL (Foreign)	48,000	233,824
Bangkok Bank PCL (Foreign) NVDR	20,200	97,420
Bangkok Dusit Medical Services PCL (Foreign)	50,300	78,149
Bangkok Expressway PCL (Foreign)	112,000	68,516
Bank of Ayudhya PCL (Foreign)	70,100	55,817
Banpu PCL (Foreign)	400	9,503
BEC World PCL (Foreign)	65,200	66,477
Big C Supercenter PCL (Foreign)	46,100	121,237
Cal-Comp Electronics (Thailand) PCL (Foreign)	387,500	40,888
CH Karnchang PCL (Foreign)	152,300	39,930
Charoen Pokphand Foods PCL (Foreign)	340,100	241,081
Delta Electronics (Thailand) PCL (Foreign)	86,000	79,333
Electricity Generating PCL (Foreign)	22,000	75,838
*Esso Thailand PCL (Foreign)	11,700	2,821
Glow Energy PCL (Foreign)	61,900	80,643
Hana Microelectronics PCL (Foreign)	139,200	113,766
IRPC PCL (Foreign)	1,151,400	188,204
*Italian-Thai Development PCL (Foreign) NVDR	621,100	73,177
Kasikornbank PCL (Foreign)	26,900	102,742
Kasikornbank PCL (Foreign) NVDR	28,100	104,596
Khon Kaen Sugar Industry PCL (Foreign)	74,900	32,244
Kiatnakin Finance PCL (Foreign)	50,300	55,355
Krung Thai Bank PCL (Foreign)	481,100	246,039
Land & Houses PCL (Foreign)	212,200	39,150
*LPN Development PCL (Foreign)	161,500	44,694
Major Cineplex Group PCL (Foreign)	132,200	49,637
MBK PCL (Foreign)	18,300	58,641
MCOT PCL (Foreign)	36,000	33,792
Precious Shipping PCL (Foreign)	165,000	95,064
Preuksa Real Estate PCL (Foreign)	168,300	89,883
PTT Aromatics & Refining PCL (Foreign)	165,700	198,443
PTT Chemical PCL (Foreign)	66,400	299,816

1120

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CONTINUED

	Shares	Value††
THAILAND — (Continued)
PTT Exploration & Production PCL (Foreign)	11,700	$60,782
PTT PCL (Foreign)	27,500	298,187
Ratchaburi Electricity Generating Holding PCL (Foreign)	39,100	50,939
Rojana Industrial Park PCL (Foreign)	149,500	47,906
*Sahaviriya Steel Industries PCL (Foreign)	618,200	25,612
Siam Cement PCL (Foreign) NVDR (The)	10,400	105,027
Siam City Cement PCL (Foreign)	13,200	92,714
Siam Commercial Bank PCL (Foreign)	15,700	47,768
Siam Makro PCL (Foreign)	14,000	64,347
*Somboon Advance Technology PCL (Foreign)	66,600	53,030
Supalai PCL (Foreign)	222,900	69,983
*Tata Steel (Thailand) PCL (Foreign)	1,030,600	47,702
*Thai Airways International PCL (Foreign)	105,000	127,448
Thai Oil PCL (Foreign)	81,600	179,602
Thai Stanley Electric (Thailand) PCL (Foreign)	9,600	51,426
*Thai Tap Water Supply PCL (Foreign)	64,900	12,919
Thai Union Frozen Products PCL (Foreign)	79,800	116,232
Thai Vegetable Oil PCL (Foreign)	36,400	32,989
Thanachart Capital PCL (Foreign)	143,400	140,406
Thoresen Thai Agencies PCL (Foreign)	91,190	53,719
Tisco Financial Group PCL (Foreign)	15,000	16,143
*TMB Bank PCL (Foreign)	1,311,300	86,585
*Total Access Communication PCL (Foreign)	114,100	148,649
TPI Polene PCL (Foreign)	58,000	20,275
Vanachai Group PCL (Foreign)	276,600	42,616

TOTAL THAILAND		5,248,618

TURKEY — (0.5%)
Adana Cimento Sanayii Ticaret A.S. Class A	12,989	46,037
Akbank T.A.S.	36,621	172,255
Akcansa Cimento Sanayi ve Ticaret A.S.	9,502	43,958
*Akenerji Elektrik Uretim A.S	53,168	102,882
Aksa Akrilik Kimya Sanayii A.S.	22,500	53,103
Aksigorta A.S.	34,947	48,464
Alarko Holding A.S.	25,818	56,207
Albaraka Turk Katilim Bankasi A.S.	27,804	41,310
Anadolu Anonim Turk Sigorta Sirketi A.S.	54,184	45,148
*Anadolu Cam Sanayii A.S.	29,644	58,499
Anadolu Efes Biracilik ve Malt Sanayi A.S.	4,187	51,646
Arcelik A.S.	31,373	162,725
Aselsan Elektronik Sanayi Ve Ticaret A.S.	13,484	66,877
Asya Katilim Bankasi A.S.	15,598	27,326
Aygaz A.S.	35,134	190,066
*Bagfas Bandirma Gubre Fabrikalari A.S.	350	36,837
Bati Anabolu Cimento A.S.	4,607	22,096
*Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	5,556	41,945
BIM BirlesikMagazalar A.S.	2,110	67,794
Bolu Cimento Sanayii A.S.	36,017	35,950
Cimsa Cimento Sanayi ve Ticaret A.S.	13,328	81,100
*Coca-Cola Icecek A.S.	4,509	50,553
*Deva Holding A.S.	17,173	31,289
*Dogan Sirketler Grubu Holdings A.S.	130,448	89,566
*Dogan Yayin Holding A.S.	57,428	71,059
*Dogus Otomotiv Servis ve Ticaret A.S.	22,522	71,950
*EGE Seramik Sanayi ve Ticaret A.S.	56,665	84,028
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	74,964	112,682
Enka Insaat ve Sanayi A.S.	11,317	42,725
*Eregli Demir ve Celik Fabrikalari Turk A.S.	59,690	187,707
Ford Otomotiv Sanayi A.S.	16,378	135,961
*Global Yatirim Holding A.S.	67,511	46,174
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	901	43,222

1121

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*GSD Holding A.S.	50,000	$31,302
Haci Omer Sabanci Holding A.S.	—	1
Hurriyet Gazetecilik ve Matbaacilik A.S.	31,589	43,430
*Ihlas EV Aletleri A.S.	57,789	43,214
*Ihlas Holding A.S.	90,361	86,898
*Isiklar Yatirim Holding A.S.	51,167	39,783
*Izmir Demir Celik Sanayi A.S.	34,356	92,101
*Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.	31,120	22,353
Kartonsan Karton Sanayi ve Ticaret A.S.	618	87,935
*Kerevitas Gida Sanayii ve Ticaret A.S.	954	40,079
Koc Holding A.S. Series B	47,269	193,830
*Koza Anadolu Metal Madencilik Isletmeleri A.S.	11,250	30,351
Nortel Networks Netas Telekomuenikasyon A.S.	1,158	61,782
Otokar Otomotive Ve Savunma Sanayi A.S.	1,350	22,435
*Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.	5,000	11,837
*Petkim Petrokimya Holding A.S.	38,764	55,939
Pinar SUT Mamulleri Sanayii A.S.	5,677	47,349
Sekerbank T.A.S.	62,024	63,940
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	71,616	105,966
*TAV Havalimanlari Holding A.S.	9,894	46,451
Tekfen Holding A.S.	22,283	92,551
Tofas Turk Otomobil Fabrikasi A.S.	14,097	76,300
*Trakya Cam Sanayii A.S.	26,521	55,176
Tupras Turkiye Petrol Rafinerileri A.S.	13,873	360,602
Turcas Petrol A.S.	40,683	98,745
Turk Ekonomi Bankasi A.S.	54,324	61,840
*Turk Hava Yollari A.S.	63,886	205,924
Turkcell Iletisim Hizmetleri A.S.	1,136	7,001
Turkcell Iletisim Hizmetleri A.S. ADR	3,200	49,472
Turkiye Garanti Bankasi A.S.	61,127	273,239
Turkiye Halk Bankasi A.S.	12,538	99,442
Turkiye Is Bankasi A.S.	45,755	144,377
Turkiye Sinai Kalkinma Bankasi A.S.	102,949	161,929
*Turkiye Sise ve Cam Fabrikalari A.S.	44,394	91,350
Turkiye Vakiflar Bankasi T.A.O.	79,200	195,929
Ulker Biskuvi Sanayi A.S.	18,064	62,518
Vestel Beyaz Esya Sanayi ve Ticaret A.S.	14,500	30,200
*Vestel Elektronik Sanayi ve Ticaret A.S.	24,328	36,681
*Yapi ve Kredi Bankasi A.S.	45,205	132,219

TOTAL TURKEY		5,781,612

UNITED KINGDOM — (13.9%)
*888 Holdings P.L.C.	114,100	85,445
A.G. Barr P.L.C.	2,494	46,265
Aberdeen Asset Management P.L.C.	128,290	456,997
Admiral Group P.L.C.	7,927	208,591
Aegis Group P.L.C.	177,254	395,644
*Afren P.L.C.	9,649	22,424
Aga Rangemaster Group P.L.C.	23,457	46,475
Aggreko P.L.C.	24,573	565,315
*Alterian P.L.C.	12,732	42,805
Amec P.L.C.	46,009	883,478
Amlin P.L.C.	87,662	547,527
Anglo American P.L.C.	83,163	4,077,300
Anglo Pacific Group P.L.C.	12,369	66,412
Anite P.L.C.	20,267	20,962
*Antisoma P.L.C.	130,297	4,640
Antofagasta P.L.C.	42,486	956,415
Arena Leisure P.L.C.	29,322	12,681
ARM Holdings P.L.C.	87,084	717,439
*ARM Holdings P.L.C. Sponsored ADR	10,000	250,400

1122

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CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Ashmore Group P.L.C.	27,484	$153,556
Ashtead Group P.L.C.	131,407	348,894
Associated British Foods P.L.C.	31,822	541,289
Assura Group, Ltd.	61,888	46,157
AstraZeneca P.L.C. Sponsored ADR	17,600	860,640
*Autonomy Corp. P.L.C.	13,981	335,149
Aveva Group P.L.C.	1,771	46,906
Aviva P.L.C.	259,294	1,844,033
*Axis-Shield P.L.C.	9,938	48,629
Babcock International Group P.L.C.	46,210	427,164
BAE Systems P.L.C.	195,055	1,068,487
Balfour Beatty P.L.C.	77,043	413,628
Barclays P.L.C.	504,400	2,362,330
Barclays P.L.C. Sponsored ADR	22,067	414,860
*Barratt Developments P.L.C.	170,369	251,436
BBA Aviation P.L.C.	72,349	258,802
Beazley P.L.C.	112,147	213,404
Bellway P.L.C.	24,545	240,625
Berendsen P.L.C.	24,198	163,104
*Berkeley Group Holdings P.L.C. (The)	16,777	237,362
BG Group P.L.C.	82,756	1,856,924
BG Group P.L.C. Sponsored ADR	400	45,084
BHP Billiton P.L.C.	15,494	591,619
BHP Billiton P.L.C. ADR	6,800	521,628
Bodycote P.L.C.	42,113	193,189
*Booker Group P.L.C.	53,912	49,760
*Bovis Homes Group P.L.C.	38,323	268,474
BP P.L.C.	1,306	10,262
BP P.L.C. Sponsored ADR	164,765	7,821,395
Brammer P.L.C.	5,482	21,027
Brewin Dolphin Holdings P.L.C.	15,123	38,780
Brit Insurance Holdings NV	10,272	171,692
British American Tobacco P.L.C.	12,488	457,787
British American Tobacco P.L.C. Sponsored ADR	1,800	133,416
British Sky Broadcasting Group P.L.C. Sponsored ADR	4,853	234,351
Britvic P.L.C.	21,967	157,889
BT Group P.L.C. Sponsored ADR	17,500	495,250
*BTG P.L.C.	44,573	160,223
Bunzl P.L.C.	20,330	247,672
Burberry Group P.L.C.	53,441	918,410
Cable & Wireless Communications P.L.C.	364,329	269,419
Cable & Wireless Worldwide P.L.C.	344,179	390,050
*Cairn Energy P.L.C.	95,280	631,970
Camellia P.L.C.	488	78,515
Capita Group P.L.C.	16,762	182,227
*Capital & Regional P.L.C.	19,615	11,528
Carillion P.L.C.	66,532	409,257
Carnival P.L.C.	15,763	718,164
Carnival P.L.C. ADR	4,744	217,085
*Carphone Warehouse Group P.L.C.	39,638	255,938
Castings P.L.C.	1,976	8,426
Catlin Group, Ltd. P.L.C.	66,466	394,444
Centrica P.L.C.	115,683	592,367
Charles Stanley Group P.L.C.	382	1,839
Charter International P.L.C.	21,254	274,960
*Chaucer Holdings P.L.C.	74,406	59,840
Chemring Group P.L.C.	2,135	115,120
Chesnara P.L.C.	16,414	66,791
Chime Communications P.L.C.	5,226	22,281
*Cineworld Group P.L.C.	1,554	5,541
*Clarkson P.L.C.	124	2,263

1123

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Clinton Cards P.L.C.	19,726	$8,220
Close Brothers Group P.L.C.	18,215	247,268
*Cobham P.L.C.	81,906	275,074
Collins Stewart P.L.C.	29,710	41,159
*Colt Group SA	50,348	117,085
Compass Group P.L.C.	53,254	473,449
Computacenter P.L.C.	40,091	280,663
Connaught P.L.C.	12,993	3,465
Consort Medical P.L.C.	5,759	47,523
*Cookson Group P.L.C.	47,340	503,523
Costain Group P.L.C.	7,600	26,925
Cranswick P.L.C.	7,431	101,764
Croda International P.L.C.	10,466	249,166
*CSR P.L.C.	47,964	296,985
Daily Mail & General Trust P.L.C. Series A	31,357	280,994
Dairy Crest Group P.L.C.	25,411	158,162
De La Rue P.L.C.	17,287	185,529
*Debenhams P.L.C.	191,188	200,766
Dechra Pharmaceuticals P.L.C.	2,390	19,489
Development Securities P.L.C.	21,496	72,286
Devro P.L.C.	25,804	95,059
Diageo P.L.C.	11,221	215,717
Diageo P.L.C. Sponsored ADR	3,600	276,480
Dignity P.L.C.	2,620	27,257
Diploma P.L.C.	23,973	110,818
*Dixons Retail P.L.C.	676,121	220,606
Domino Printing Sciences P.L.C.	20,220	208,928
*Drax Group P.L.C.	31,816	197,371
DS Smith P.L.C.	82,444	265,997
*E2V Technologies P.L.C.	10,437	18,436
eaga P.L.C.	27,121	34,189
*easyJet P.L.C.	33,010	200,602
Electrocomponents P.L.C.	60,447	252,764
Elementis P.L.C.	78,622	163,717
*EnQuest P.L.C.	58,804	132,968
*Enterprise Inns P.L.C.	131,003	224,992
Eurasian Natural Resources Corp. P.L.C.	20,458	329,683
Euromoney Institutional Investor P.L.C.	11,466	127,352
Evolution Group P.L.C.	21,433	24,631
Experian P.L.C.	55,885	693,631
F&C Asset Management P.L.C.	121,110	166,965
Fenner P.L.C.	46,111	254,065
Fiberweb P.L.C.	5,671	8,894
Fidessa Group P.L.C.	2,349	57,941
Filtrona P.L.C.	45,981	205,212
*Findel P.L.C.	45,195	10,678
Firstgroup P.L.C.	43,959	263,722
Forth Ports P.L.C.	6,034	131,668
French Connection Group P.L.C.	18,083	20,051
Fresnillo P.L.C.	3,049	63,283
G4S P.L.C.	127,316	548,134
Galliford Try P.L.C.	14,794	73,896
Game Group P.L.C.	99,165	106,695
*Gem Diamonds, Ltd. P.L.C.	22,136	95,657
Genus P.L.C.	11,662	166,459
GKN P.L.C.	158,395	511,619
GlaxoSmithKline P.L.C. Sponsored ADR	22,100	802,893
Go-Ahead Group P.L.C.	6,307	125,820
Greene King P.L.C.	50,527	382,158
Greggs P.L.C.	20,903	155,793
Halfords Group P.L.C.	34,022	221,420

1124

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CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Halma P.L.C.	31,900	$172,649
Hampson Industries P.L.C.	124,566	71,995
Hansard Global P.L.C.	17,609	48,415
*Hardy Oil & Gas P.L.C.	11,545	27,762
*Hardy Underwriting Group P.L.C.	1,763	8,062
Hargreaves Lansdown P.L.C.	12,626	108,238
Hays P.L.C.	65,299	126,528
Headlam Group P.L.C.	8,095	43,787
Helical Bar P.L.C.	28,366	127,555
*Helphire P.L.C.	33,566	7,834
Henderson Group P.L.C.	113,395	277,739
Heritage Oil P.L.C.	15,730	81,894
Hikma Pharmaceuticals P.L.C.	18,463	237,740
Hill & Smith Holdings P.L.C.	15,225	68,657
Hiscox, Ltd. P.L.C.	57,482	346,056
HMV Group P.L.C.	112,576	42,212
Hochschild Mining P.L.C.	26,850	208,286
Hogg Robinson Group P.L.C.	5,147	3,289
Holidaybreak P.L.C.	14,216	78,353
Home Retail Group P.L.C.	76,654	264,819
Homeserve P.L.C.	17,035	119,305
*Howden Joinery Group P.L.C.	68,123	127,868
HSBC Holdings P.L.C.	329,616	3,593,808
HSBC Holdings P.L.C. Sponsored ADR	120,295	6,572,919
Hunting P.L.C.	22,884	285,591
Huntsworth P.L.C.	53,480	68,708
Hyder Consulting P.L.C.	2,420	16,676
ICAP P.L.C.	47,504	409,075
IG Group Holdings P.L.C.	31,919	230,688
*Imagination Technologies Group P.L.C.	28,730	165,989
IMI P.L.C.	39,971	557,173
Imperial Tobacco Group P.L.C.	26,291	750,463
Imperial Tobacco Group P.L.C. ADR	1,300	74,321
*Inchcape P.L.C.	57,624	342,822
Informa P.L.C.	72,349	508,551
Inmarsat P.L.C.	18,008	196,197
*Innovation Group P.L.C.	25,202	6,456
#Intercontinental Hotels Group P.L.C. ADR	14,100	300,471
#*International Consolidated Airlines Group SA (B5M6XQ7)	99,239	406,740
International Power P.L.C.	252,987	1,710,196
Interserve P.L.C.	29,922	130,080
Intertek Group P.L.C.	6,743	187,606
Invensys P.L.C.	49,272	265,471
Investec P.L.C.	80,328	615,507
*IP Group P.L.C.	40,893	22,293
ITE Group P.L.C.	13,684	49,857
*ITV P.L.C.	527,914	656,095
James Fisher & Sons P.L.C.	7,969	65,259
Jardine Lloyd Thompson Group P.L.C.	12,197	123,967
JD Sports Fashion P.L.C.	1,282	17,116
JD Wetherspoon P.L.C.	23,870	169,780
*JJB Sports P.L.C.	196,007	14,161
JKX Oil & Gas P.L.C.	20,803	97,074
John Menzies P.L.C.	16,607	120,383
John Wood Group P.L.C.	60,249	526,989
Johnson Matthey P.L.C.	23,601	727,682
*Johnston Press P.L.C.	211,939	35,514
Kazakhmys P.L.C.	30,544	735,971
Kcom Group P.L.C.	56,484	52,006
Keller Group P.L.C.	8,903	94,785
Kesa Electricals P.L.C.	78,383	161,619

1125

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CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Kier Group P.L.C.	5,617	$112,476
Kingfisher P.L.C.	409,408	1,649,316
*Kofax P.L.C.	8,547	46,687
Ladbrokes P.L.C.	78,214	163,640
Laird P.L.C.	39,349	101,944
Lamprell P.L.C.	15,542	73,662
Lancashire Holdings, Ltd. P.L.C.	25,066	223,275
Laura Ashley Holdings P.L.C.	51,893	20,018
Lavendon Group P.L.C.	44,236	66,851
Legal & General Group P.L.C.	1,002,504	1,783,800
*Lloyds Banking Group P.L.C.	584,787	591,404
*Lloyds Banking Group P.L.C. Sponsored ADR	257,003	1,035,722
Logica P.L.C.	205,537	446,690
London Stock Exchange Group P.L.C.	21,928	296,865
*Lonmin P.L.C.	19,787	523,702
Lookers P.L.C.	34,191	32,417
Low & Bonar P.L.C.	44,867	38,228
*Luminar Group Holdings P.L.C.	29,908	7,399
Man Group P.L.C.	244,093	1,149,553
Management Consulting Group P.L.C.	23,934	11,530
Marks & Spencer Group P.L.C.	79,084	450,945
Marshalls P.L.C.	34,860	63,622
Marston’s P.L.C.	83,842	137,436
McBride P.L.C.	42,318	104,915
*Mears Group P.L.C.	4,803	24,400
*Mecom Group P.L.C.	1,260	5,549
Meggitt P.L.C.	126,689	719,094
Melrose P.L.C.	49,820	251,486
Melrose Resources P.L.C.	2,371	8,891
Michael Page International P.L.C.	20,330	174,652
Millennium & Copthorne Hotels P.L.C.	26,083	241,977
*Misys P.L.C.	33,022	179,508
*Mitchells & Butlers P.L.C.	34,074	187,863
Mitie Group P.L.C.	74,055	258,616
Mondi P.L.C.	67,421	549,942
*Moneysupermarket.com Group P.L.C.	76,979	110,007
Morgan Crucible Co. P.L.C.	61,543	267,881
Morgan Sindall P.L.C.	6,889	74,810
Mothercare P.L.C.	19,114	164,791
Mouchel Group P.L.C.	5,749	12,786
N Brown Group P.L.C.	29,289	132,692
*National Express Group P.L.C.	55,835	218,940
National Grid P.L.C.	3,316	29,409
#National Grid P.L.C. Sponsored ADR	10,893	490,621
Next P.L.C.	12,985	410,598
Northern Foods P.L.C.	36,911	44,158
*Northgate P.L.C.	22,554	105,862
Northumbrian Water Group P.L.C.	52,862	249,696
Novae Group P.L.C.	10,009	53,201
Old Mutual P.L.C.	719,530	1,447,578
Oxford Instruments P.L.C.	5,840	61,671
Pace P.L.C.	58,128	177,807
*PartyGaming P.L.C.	6,625	20,216
PayPoint P.L.C.	4,568	26,962
Pearson P.L.C.	3,121	51,359
Pearson P.L.C. Sponsored ADR	62,532	1,041,783
*Pendragon P.L.C.	223,487	67,101
Pennon Group P.L.C.	25,649	247,453
Persimmon P.L.C.	49,363	323,158
Petrofac, Ltd. P.L.C.	18,548	464,532
Petropavlovsk P.L.C.	12,514	205,106

1126

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Phoenix IT Group, Ltd. P.L.C.	2,221	$10,039
Photo-Me International P.L.C.	39,461	34,392
Premier Farnell P.L.C.	42,543	197,283
*Premier Foods P.L.C.	533,257	181,462
*Premier Oil P.L.C.	11,027	358,018
*Prostrakan Group P.L.C.	20,107	32,298
Provident Financial P.L.C.	7,074	106,776
Prudential P.L.C.	133,912	1,451,144
Prudential P.L.C. ADR	24,590	532,619
*Punch Taverns P.L.C.	158,338	174,074
PV Crystalox Solar P.L.C.	43,221	36,415
PZ Cussons P.L.C.	17,339	100,688
Qinetiq P.L.C.	231,939	491,585
*Quintain Estates & Development P.L.C.	59,057	36,832
Rank Group P.L.C.	26,746	53,898
Rathbone Brothers P.L.C.	11,640	214,022
Reckitt Benckiser Group P.L.C.	10,751	584,340
*Redrow P.L.C.	63,328	120,179
Reed Elsevier P.L.C. ADR	5,600	199,528
Regus P.L.C.	126,840	205,129
Renishaw P.L.C.	5,546	144,717
*Rentokil Initial P.L.C.	186,918	299,664
Resolution, Ltd. P.L.C.	129,405	542,912
Restaurant Group P.L.C.	12,241	55,873
Rexam P.L.C.	152,527	834,041
Ricardo P.L.C.	11,315	62,793
Rightmove P.L.C.	14,038	187,838
Rio Tinto P.L.C.	18,769	1,288,976
Rio Tinto P.L.C. Sponsored ADR	3,600	250,128
RM P.L.C.	12,287	33,160
Robert Walters P.L.C.	18,804	92,937
Robert Wiseman Dairies P.L.C.	6,656	36,250
ROK P.L.C.	19,702	5,839
*Rolls-Royce Group P.L.C.	117,120	1,196,754
Rotork P.L.C.	4,228	111,027
*Royal Bank of Scotland Group P.L.C.	1,024,822	683,354
*Royal Bank of Scotland Group P.L.C. Sponsored ADR	1,100	14,707
Royal Dutch Shell P.L.C. ADR	132,937	9,381,364
Royal Dutch Shell P.L.C. Series B	59,695	2,080,093
RPC Group P.L.C.	36,380	157,595
RPS Group P.L.C.	57,716	192,399
RSA Insurance Group P.L.C.	568,967	1,239,872
SABmiller P.L.C.	64,455	2,085,872
Sage Group P.L.C.	177,566	838,204
Sainsbury (J.) P.L.C.	105,955	647,288
*Salamander Energy P.L.C.	41,233	192,562
Savills P.L.C.	23,077	129,515
Schroders P.L.C.	18,321	528,768
Schroders P.L.C. Non-Voting	9,829	221,663
Scottish & Southern Energy P.L.C.	52,834	980,860
*SDL P.L.C.	20,333	200,090
Senior P.L.C.	105,537	249,873
Serco Group P.L.C.	30,289	267,313
Severfield-Rowen P.L.C.	15,630	56,313
Severn Trent P.L.C.	13,573	297,282
Shanks Group P.L.C.	87,744	163,347
Shire P.L.C. ADR	3,900	309,309
*SIG P.L.C.	82,447	192,393
Smith & Nephew P.L.C. Sponsored ADR	6,000	335,940
Smiths Group P.L.C.	16,965	369,616
Smiths News P.L.C.	40,578	64,421

1127

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CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Soco International P.L.C.	29,992	$174,368
*Southern Cross Healthcare, Ltd. P.L.C.	27,892	9,755
Spectris P.L.C.	10,654	230,622
Speedy Hire P.L.C.	55,394	25,592
Spirax-Sarco Engineering P.L.C.	8,485	246,039
Spirent Communications P.L.C.	84,310	187,085
*Sports Direct International P.L.C.	38,350	101,842
St. Ives Group P.L.C.	9,000	13,606
St. James’s Place P.L.C.	25,442	123,427
St. Modwen Properties P.L.C.	38,644	102,804
Stagecoach Group P.L.C.	59,157	198,695
Standard Chartered P.L.C.	158,961	4,139,890
Standard Life P.L.C.	378,566	1,389,786
Sthree P.L.C.	10,289	61,214
Synergy Health P.L.C.	14,501	205,923
TalkTalk Telecom Group P.L.C.	79,276	205,148
Tate & Lyle P.L.C.	66,559	587,538
*Taylor Wimpey P.L.C.	767,384	425,508
*Telecity Group P.L.C.	21,324	167,310
Tesco P.L.C.	275,558	1,776,705
Thomas Cook Group P.L.C.	116,281	355,154
Thorntons P.L.C.	16,501	25,983
Topps Tiles P.L.C.	17,420	22,475
Travis Perkins P.L.C.	38,536	623,840
*Trinity Mirror P.L.C.	98,032	130,605
TT electronics P.L.C.	33,119	95,744
*TUI Travel P.L.C.	80,569	326,430
Tullett Prebon P.L.C.	70,553	437,179
Tullow Oil P.L.C.	20,507	436,287
*UK Coal P.L.C.	35,646	25,701
Ultra Electronics Holdings P.L.C.	4,118	117,785
Umeco P.L.C.	3,706	27,409
Unilever P.L.C.	294	8,537
Unilever P.L.C. Sponsored ADR	10,600	307,506
United Business Media P.L.C.	19,429	218,607
United Utilities Group P.L.C.	38,902	338,634
United Utilities Group P.L.C. ADR	154	2,684
*Vectura Group P.L.C.	34,973	45,675
Vedanta Resources P.L.C.	17,480	636,235
Victrex P.L.C.	5,665	130,726
Vitec Group P.L.C. (The)	9,565	91,972
Vodafone Group P.L.C.	13,189	37,016
Vodafone Group P.L.C. Sponsored ADR	272,399	7,725,236
Weir Group P.L.C. (The)	28,894	733,577
Wellstream Holdings P.L.C.	7,499	94,163
WH Smith P.LC.	26,434	195,912
Whitbread P.L.C.	25,690	713,363
William Hill P.L.C.	77,898	226,356
William Morrison Supermarkets P.L.C.	185,746	792,497
Wincanton P.L.C.	14,780	35,319
*Wolfson Microelectronics P.L.C.	35,460	171,701
*Wolseley P.L.C.	50,810	1,769,346
*Wolseley P.L.C. ADR	1,000	3,440
WPP P.L.C.	641	7,927
WPP P.L.C. Sponsored ADR	6,000	371,880
WS Atkins P.L.C.	18,555	204,291
WSP Group P.L.C.	6,174	34,770
Xchanging P.L.C.	53,555	97,286
Xstrata P.L.C.	176,940	3,918,879
#*Yell Group P.L.C.	588,557	103,779

1128

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CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Yule Catto & Co. P.L.C.	26,581	$93,368

TOTAL UNITED KINGDOM		156,721,372

UNITED STATES — (0.0%)
Brookfield Infrastructure Partners LP	1	21

TOTAL COMMON STOCKS		1,061,760,425

PREFERRED STOCKS — (1.4%)
BRAZIL — (1.4%)
AES Tiete SA	7,800	109,868
Banco Bradesco SA Sponsored ADR	80,703	1,526,901
Banco do Estado do Rio Grande do Sul SA	23,350	229,725
Brasil Telecom SA ADR	5,019	117,495
*Braskem SA Preferred A	14,800	186,182
Braskem SA Preferred A Sponsored ADR	7,677	193,691
Centrais Electricas de Santa Catarina SA	2,600	60,830
Centrais Eletricas Brasilerias SA	4,000	64,669
Cia Brasileira de Distribuicao Grupo Pao de Acucar	2,800	105,452
Cia Brasileira de Distribuicao Grupo Pao de Acucar SA Sponsored ADR Series A	13,040	497,606
Cia de Bebidas das Americas SA Preferred ADR	10,500	280,350
Cia de Tecidos Norte de Minas - Coteminas SA	11,500	35,529
Cia de Transmissao de Energia Electrica Paulista Series A	3,600	110,163
Cia Energetica de Minas Gerais SA	4,262	70,055
Cia Energetica de Minas Gerais SA Sponsored ADR	8,112	134,010
Cia Energetica do Ceara SA Series A	5,000	87,735
*Cia Paranaense de Energia SA Sponsored ADR Series A	6,500	166,335
Confab Industrial SA	46,366	160,770
Contax Participacoes SA	6,800	118,667
*Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	6,200	120,805
Ferbasa-Ferro Ligas Da Bahia SA	11,500	92,720
Gerdau SA Sponsored ADR	59,400	787,050
Gol Linhas Aereas Inteligentes SA	9,600	137,122
*Inepar SA Industria e Construcoes	14,900	44,514
Itau Unibanco Holding SA	58,539	1,249,829
Itau Unibanco Holding SA ADR	18,232	391,988
Klabin SA	81,700	278,386
Lojas Americanas SA	19,900	159,849
Marcopolo SA	45,300	163,324
Petroleo Brasileiro SA ADR	101,922	3,388,906
Randon e Participacoes SA	39,900	276,460
Sao Paulo Alpargatas SA	11,200	71,892
Saraiva SA Livreiros Editores	5,100	126,662
Suzano Papel e Celullose SA	35,625	309,885
TAM SA	10,900	239,389
Tele Norte Leste Participacoes SA	2,300	36,674
Tele Norte Leste Participacoes SA ADR	13,200	208,824
#Telecomunicacoes de Sao Paulo SA ADR	5,840	142,087
Telemar Norte Leste SA	4,700	141,991
Tim Participacoes SA ADR	3,700	140,600
Ultrapar Participacoes SA Sponsored ADR	8,978	569,475
*Unipar Participacoes SA Class B	143,600	49,103
Usinas Siderurgicas de Minas Gerais SA Series A	35,400	412,623
Vale SA Sponsored ADR	66,950	2,074,111

TOTAL BRAZIL		15,870,302

TOTAL PREFERRED STOCKS		15,870,302

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Neptune Marine Services, Ltd. Rights 02/24/11	262,563	9,420

1129

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CONTINUED

	Shares	Value††
BELGIUM — (0.0%)
#*Agfa-Gevaert NV STRIP VVPR	13,597	$37
*Elia System Operator SA NV STRIP VVPR	222	119
*Tessenderlo Chemie NV STRIP VVPR	133	91

TOTAL BELGIUM		247

BRAZIL — (0.0%)
*Centrais Eletricas Brasileiras SA Preferred Rights 02/14/11	673	32
*Centrais Eletricas Brasileiras SA Rights 02/14/11	785	38
*Sao Martinho SA Rights 12/02/10	35,626	214

TOTAL BRAZIL		284

GREECE — (0.0%)
*Marfin Popular Bank PCL Rights 02/11/11	22,503	616

HONG KONG — (0.0%)
*Hong Kong Energy Holdings, Ltd. Warrants 06/09/11	1,683	6

INDIA — (0.0%)
*Britannia Industries, Ltd. Debentures 03/22/13	250	948

ITALY — (0.0%)
*Banco Popolare Scarl Rights 02/11/11	102,463	138,183

POLAND — (0.0%)
*Ciech SA Rights 02/16/11	1,628	2,232

SINGAPORE — (0.0%)
*AFP Properties, Ltd. Warrants 11/18/15	129,500	28,344
*Transcu Group, Ltd. Warrants 09/01/13	27,000	739

TOTAL SINGAPORE		29,083

SPAIN — (0.0%)
*Sacyr Vallehermoso SA Rights 02/18/11	114	2

TAIWAN — (0.0%)
*Asia Vital Components Co., Ltd. Rights 02/14/11	2,940	344
*LCY Chemical Corp. Rights 02/09/11	2,170	1,196
*Les Enphants Co., Ltd. Rights 02/18/11	1,105	339

TOTAL TAIWAN		1,879

THAILAND — (0.0%)
*Sahaviriya Steel Industries PCL (Foreign) Rights 02/22/11	123,640	320

UNITED KINGDOM — (0.0%)
*Assura Group, Ltd. Rights 02/15/11	4,951	119
*Management Consulting Group P.L.C. Warrants 12/31/11	1,107	142

TOTAL UNITED KINGDOM		261

TOTAL RIGHTS/WARRANTS		183,481

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/11 (Collateralized by $2,440,000 FNMA 2.24%, 07/06/15, valued at $2,504,050) to be repurchased at $2,464,013	$2,464,000	2,464,000

1130

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CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (4.0%)
§@DFA Short Term Investment Fund	43,280,534	$43,280,534
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $123,075,187 FNMA 7.000%, 10/01/38, valued at $1,073,170) to be repurchased at $1,052,133	$1,052	1,052,127

TOTAL SECURITIES LENDING COLLATERAL		44,332,661

TOTAL INVESTMENTS — (100.0%)
(Cost $854,722,756)##		$1,124,610,869

1131

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CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	1,731,717	50,265,996	—	51,997,713
Austria	—	4,845,428	—	4,845,428
Belgium	1,316,746	8,866,649	—	10,183,395
Brazil	23,453,092	—	—	23,453,092
Canada	85,917,163	—	—	85,917,163
Chile	6,492,134	—	—	6,492,134
China	9,505,287	43,982,620	—	53,487,907
Colombia	207,332	—	—	207,332
Czech Republic	—	859,361	—	859,361
Denmark	395,364	7,253,210	—	7,648,574
Egypt	—	54,824	—	54,824
Finland	335,723	12,409,769	—	12,745,492
France	8,385,132	56,524,680	—	64,909,812
Germany	7,316,008	41,434,934	—	48,750,942
Greece	847,813	4,122,123	—	4,969,936
Hong Kong	81,379	20,378,509	—	20,459,888
Hungary	65,520	1,180,514	—	1,246,034
India	1,649,195	23,871,723	—	25,520,918
Indonesia	168,271	7,793,484	—	7,961,755
Ireland	1,014,133	3,354,647	—	4,368,780
Israel	2,166,905	3,884,983	—	6,051,888
Italy	1,853,522	19,587,221	—	21,440,743
Japan	14,814,820	140,221,685	—	155,036,505
Malaysia	—	9,473,249	—	9,473,249
Mexico	11,233,731	—	—	11,233,731
Netherlands	8,056,387	13,572,946	—	21,629,333
New Zealand	31,896	1,851,195	—	1,883,091
Norway	562,591	8,849,140	—	9,411,731
Peru	191,405	—	—	191,405
Philippines	55,700	2,020,621	—	2,076,321
Poland	—	4,441,500	—	4,441,500
Portugal	3,831	2,945,875	—	2,949,706
Russia	124,172	7,617,319	—	7,741,491
Singapore	—	13,544,204	—	13,544,204
South Africa	2,857,020	16,182,727	—	19,039,747
South Korea	3,705,030	36,415,517	—	40,120,547
Spain	5,818,936	14,432,888	—	20,251,824
Sweden	1,081,242	23,763,406	—	24,844,648
Switzerland	10,626,182	39,827,572	—	50,453,754
Taiwan	458,765	35,654,139	—	36,112,904
Thailand	5,248,618	—	—	5,248,618
Turkey	49,472	5,732,140	—	5,781,612
United Kingdom	41,526,523	115,194,849	—	156,721,372
United States	21	—	—	21

1132

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Brazil	$15,870,302	—	—	$15,870,302
Rights/Warrants
Australia	—	$9,420	—	9,420
Belgium	128	119	—	247
Brazil	70	214	—	284
Greece	616	—	—	616
Hong Kong	6	—	—	6
India	948	—	—	948
Italy	138,183	—	—	138,183
Poland	—	2,232	—	2,232
Singapore	29,083	—	—	29,083
Spain	—	2	—	2
Taiwan	—	1,879	—	1,879
Thailand	—	320	—	320
United Kingdom	—	261	—	261
Temporary Cash Investments	—	2,464,000	—	2,464,000
Securities Lending Collateral	—	44,332,661	—	44,332,661

TOTAL	$275,388,114	$849,222,755	—	$1,124,610,869

See accompanying Notes to Schedules of Investments.

1133

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

January 31, 2011

(Unaudited)

TAX-MANAGED U.S. EQUITY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Tax-Managed U.S. Equity Series of The DFA Investment Trust Company	$1,414,799,067

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $922,506,329)##	$1,414,799,067

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$1,414,799,067	—	—	$1,414,799,067

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$91,401,990

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $64,167,397)##	$91,401,990

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$91,401,990	—	—	$91,401,990

See accompanying Notes to Schedules of Investments.

1134

VA U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value†
COMMON STOCKS — (84.4%)
Consumer Discretionary — (12.0%)
*1-800-FLOWERS.COM, Inc.	2,270	$6,220
*4Kids Entertainment, Inc.	3,800	2,584
*AC Moore Arts & Crafts, Inc.	4,100	8,979
*AH Belo Corp.	5,125	41,564
Aldila, Inc.	1,900	9,880
*All American Group, Inc.	4,100	943
#American Greetings Corp. Class A	3,700	80,401
*America’s Car-Mart, Inc.	2,606	64,994
*Arctic Cat, Inc.	4,500	72,090
*Asbury Automotive Group, Inc.	9,414	173,312
*Ascena Retail Group, Inc.	93	2,521
*Ascent Media Corp.	1,723	65,543
*Atrinsic, Inc.	726	1,793
*Audiovox Corp. Class A	5,000	35,900
#*AutoNation, Inc.	11,900	341,649
#Barnes & Noble, Inc.	8,800	138,600
*Bassett Furniture Industries, Inc.	4,100	28,700
*Beasley Broadcast Group, Inc.	1,950	10,432
#*Beazer Homes USA, Inc.	862	4,612
bebe stores, Inc.	3,532	19,832
*Benihana, Inc. Class A	445	3,631
*Biglari Holdings, Inc.	310	133,300
*Bluegreen Corp.	10,098	35,343
Blyth, Inc.	1,700	57,154
Bob Evans Farms, Inc.	7,400	232,952
Books-A-Million, Inc.	2,707	15,403
*Boyd Gaming Corp.	5,900	63,956
*Brookfield Homes Corp.	8,044	113,581
Brown Shoe Co., Inc.	7,600	96,292
*Build-A-Bear-Workshop, Inc.	5,300	40,598
*Cabela’s, Inc.	13,500	336,150
*Cache, Inc.	2,990	11,242
#Callaway Golf Co.	7,800	57,330
*Cambium Learning Group, Inc.	1,535	5,019
*Carmike Cinemas, Inc.	269	1,759
*Carriage Services, Inc.	5,800	29,638
*Casual Male Retail Group, Inc.	4,600	19,320
#*Cavco Industries, Inc.	1,669	68,746
*Central European Media Enterprises, Ltd. Class A	3,200	58,240
*Charming Shoppes, Inc.	3,700	11,507
Christopher & Banks Corp.	2,100	11,991
#Churchill Downs, Inc.	3,200	132,512
Cinemark Holdings, Inc.	3,175	53,816
*CKX, Inc.	1,481	4,710
*Clear Channel Outdoor Holdings, Inc.	5,300	73,617
*Coast Distribution System, Inc.	800	3,136
*Cobra Electronics Corp.	1,000	3,440
#*Collective Brands, Inc.	11,000	223,960
#Columbia Sportswear Co.	1,400	85,372
#*Conn’s, Inc.	7,864	34,759
*Core-Mark Holding Co., Inc.	3,211	108,660
CSS Industries, Inc.	2,842	52,179
*dELiA*s, Inc.	4,300	7,955
*Delta Apparel, Inc.	1,340	17,246
Dillard’s, Inc.	15,300	607,716
*DineEquity, Inc.	1,100	56,738
*Dixie Group, Inc.	3,900	17,316
*Dorman Products, Inc.	3,602	115,876

1135

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Dover Motorsports, Inc.	3,360	$6,317
Drew Industries, Inc.	800	18,896
*Duckwall-ALCO Stores, Inc.	1,100	14,608
*EDCI Holdings, Inc.	1,611	5,042
Emerson Radio Corp.	2,800	5,964
Escalade, Inc.	157	973
#*EW Scripps Co. Class A (The)	4,237	38,472
*Federal-Mogul Corp.	8,900	209,684
Finish Line, Inc. Class A	2,307	35,505
*Fisher Communications, Inc.	1,403	33,868
Flexsteel Industries, Inc.	600	10,152
Foot Locker, Inc.	16,300	291,118
Fred’s, Inc.	12,020	161,429
*Full House Resorts, Inc.	1,309	5,877
*Furniture Brands International, Inc.	18,400	82,800
Gaiam, Inc.	513	3,914
#*GameStop Corp. Class A	10,792	227,387
Gaming Partners International Corp.	300	2,073
*Gaylord Entertainment Co.	2,457	81,916
*Genesco, Inc.	2,112	78,419
#*G-III Apparel Group, Ltd.	1,580	55,126
*Golfsmith International Holdings, Inc.	1,600	6,304
*Gray Television, Inc.	11,264	22,303
*Gray Television, Inc. Class A	700	1,225
*Great Wolf Resorts, Inc.	8,271	24,069
#Group 1 Automotive, Inc.	7,575	286,638
Harte-Hanks, Inc.	2,119	26,424
*Hastings Entertainment, Inc.	3,300	18,282
Haverty Furniture Cos., Inc.	6,270	75,491
*Heelys, Inc.	2,100	6,258
*Helen of Troy, Ltd.	7,600	213,332
*Hollywood Media Corp.	2,073	4,022
Hooker Furniture Corp.	2,500	33,525
#Hot Topic, Inc.	6,834	37,109
*Iconix Brand Group, Inc.	6,100	121,085
International Speedway Corp.	3,800	109,934
*Isle of Capri Casinos, Inc.	2,590	24,398
*J. Alexander’s Corp.	2,399	12,259
#*JAKKS Pacific, Inc.	8,600	148,694
Jarden Corp.	12,066	409,037
*Jo-Ann Stores, Inc.	600	36,198
*Johnson Outdoors, Inc. Class A	2,777	42,266
Jones Group, Inc. (The)	17,199	218,255
*Journal Communications, Inc.	12,723	61,070
*Kenneth Cole Productions, Inc. Class A	3,047	41,561
*Kid Brands, Inc.	3,700	33,707
*K-Swiss, Inc. Class A	2,710	31,165
Lacrosse Footwear, Inc.	1,800	27,774
*Lakeland Industries, Inc.	2,120	18,804
*Lakes Entertainment, Inc.	4,736	13,498
*Lazare Kaplan International, Inc.	2,900	4,248
#*La-Z-Boy, Inc.	2,891	24,053
*Leapfrog Enterprises, Inc.	8,500	32,810
*Lee Enterprises, Inc.	4,159	11,978
#Lennar Corp. Class A	25,500	493,680
Lennar Corp. Class B Voting	2,960	46,975
*Liberty Media Corp. Capital Class A	3,900	256,074
*Liberty Media-Starz Corp. Series A	1,248	83,204
*Life Time Fitness, Inc.	300	11,964
*Lifetime Brands, Inc.	4,300	52,159
#Lithia Motors, Inc.	5,052	68,202

1136

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Luby’s, Inc.	8,010	$46,218
*M/I Homes, Inc.	3,540	51,896
Mac-Gray Corp.	4,000	58,920
*Madison Square Garden, Inc.	1,939	48,902
Marcus Corp.	4,600	54,510
*MarineMax, Inc.	6,061	54,791
#*McClatchy Co. (The)	3,400	17,340
*McCormick & Schmick’s Seafood Restaurants, Inc.	3,253	29,277
*Media General, Inc. Class A	7,800	39,156
Men’s Wearhouse, Inc. (The)	3,300	86,493
*Meritage Homes Corp.	3,075	70,602
*Modine Manufacturing Co.	10,307	170,066
#*Mohawk Industries, Inc.	7,200	399,960
*Monarch Casino & Resort, Inc.	1,800	19,512
*Motorcar Parts of America, Inc.	759	10,930
*Movado Group, Inc.	4,900	70,609
*MTR Gaming Group, Inc.	5,500	12,595
*Multimedia Games, Inc.	6,759	36,025
*Nautilus, Inc.	6,892	16,816
*Navarre Corp.	4,987	10,622
*New York & Co., Inc.	1,100	6,149
*Nobel Learning Communities, Inc.	100	877
#*O’Charley’s, Inc.	6,029	41,721
#*Orient-Express Hotels, Ltd.	7,325	89,072
#*Orleans Homebuilders, Inc.	4,800	408
Outdoor Channel Holdings, Inc.	3,306	26,448
*Pacific Sunwear of California, Inc.	900	3,834
*Palm Harbor Homes, Inc.	6,563	263
*Penn National Gaming, Inc.	7,504	268,118
*Penske Automotive Group, Inc.	6,185	104,526
Pep Boys - Manny, Moe & Jack (The)	13,100	182,614
*Perry Ellis International, Inc.	4,350	122,452
*Pinnacle Entertainment, Inc.	11,600	174,928
*Point.360	400	360
#*Pulte Group, Inc.	18,400	145,176
*Quiksilver, Inc.	11,100	49,617
#*Radio One, Inc.	600	750
*RC2 Corp.	4,953	100,645
*Reading International, Inc. Class A	1,086	5,506
*Red Lion Hotels Corp.	5,236	40,160
*Red Robin Gourmet Burgers, Inc.	2,000	41,280
Regis Corp.	13,290	222,740
#Rent-A-Center, Inc.	8,900	264,686
*Retail Ventures, Inc.	443	6,680
*Rick’s Cabaret International, Inc.	1,800	15,732
*Rocky Brands, Inc.	1,900	20,900
*Ruby Tuesday, Inc.	7,412	99,914
#Ryland Group, Inc. (The)	9,500	169,100
*Saga Communications, Inc.	1,743	45,057
*Saks, Inc.	6,900	80,868
Salem Communications Corp.	4,900	15,631
Scholastic Corp.	9,813	291,740
Service Corp. International	23,800	206,346
Shiloh Industries, Inc.	5,891	76,112
*Shoe Carnival, Inc.	3,573	88,432
*Silverleaf Resorts, Inc.	12,000	16,800
*Skechers U.S.A., Inc. Class A	2,451	50,417
Skyline Corp.	1,991	39,999
#*Smith & Wesson Holding Corp.	2,500	8,875
#Sonic Automotive, Inc.	5,487	68,313
Spartan Motors, Inc.	5,000	31,200

1137

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Speedway Motorsports, Inc.	10,592	$153,372
*Sport Chalet, Inc. Class A	4,484	11,120
*Sport Chalet, Inc. Class B	150	428
Stage Stores, Inc.	9,525	147,638
Standard Motor Products, Inc.	6,400	77,504
*Stanley Furniture, Inc.	3,305	13,716
Stein Mart, Inc.	3,381	26,490
*Steinway Musical Instruments, Inc.	2,578	49,266
Stewart Enterprises, Inc.	21,307	135,939
Superior Industries International, Inc.	6,496	129,920
*Syms Corp.	4,854	30,677
*Tandy Brands Accessories, Inc.	2,500	7,250
*Toll Brothers, Inc.	5,864	118,687
*Trans World Entertainment Corp.	8,600	15,222
#*Tuesday Morning Corp.	1,300	6,435
*Unifi, Inc.	6,275	104,353
*Universal Electronics, Inc.	1,400	36,862
Volcom, Inc.	181	3,005
#Washington Post Co. Class B	153	65,538
#*Wells-Gardner Electronics Corp.	1,068	2,905
Wendy’s/Arby’s Group, Inc.	39,997	193,186
#*West Marine, Inc.	6,879	87,982
*Wet Seal, Inc. (The)	1,232	4,213
Weyco Group, Inc.	87	2,012
#*Zale Corp.	3,300	15,411

Total Consumer Discretionary		14,641,100

Consumer Staples — (4.3%)
Alico, Inc.	400	10,044
*Alliance One International, Inc.	13,400	51,322
Andersons, Inc. (The)	2,100	81,438
B&G Foods, Inc.	2,205	29,613
Cal-Maine Foods, Inc.	2,400	68,064
*Central European Distribution Corp.	5,300	121,582
*Central Garden & Pet Co.	4,215	40,928
*Central Garden & Pet Co. Class A	11,243	106,584
#*Chiquita Brands International, Inc.	13,347	205,811
Coca-Cola Bottling Co.	715	38,624
*Constellation Brands, Inc. Class A	19,700	378,634
*Craft Brewers Alliance, Inc.	3,112	22,842
Del Monte Foods Co.	37,871	718,034
#Diamond Foods, Inc.	1,910	95,061
#*Dole Food Co., Inc.	700	9,786
*Elizabeth Arden, Inc.	2,000	51,180
Farmer Brothers Co.	4,400	57,068
Fresh Del Monte Produce, Inc.	5,785	153,013
*Hain Celestial Group, Inc.	13,200	351,516
*Harbinger Group, Inc.	1,840	10,598
*Heckmann Corp.	4,567	22,059
Imperial Sugar Co.	3,340	40,013
Ingles Markets, Inc.	1,497	28,997
Inter Parfums, Inc.	462	8,242
#*John B. Sanfilippo & Son, Inc.	2,277	25,867
*Mannatech, Inc.	6,826	12,150
MGP Ingredients, Inc.	3,433	32,425
Nash-Finch Co.	3,913	147,403
*Natural Alternatives International, Inc.	600	3,186
*Nutraceutical International Corp.	2,600	36,062
Oil-Dri Corp. of America	682	13,013
*Omega Protein Corp.	932	7,605
*Orchids Paper Products Co.	500	6,000

1138

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Pantry, Inc.	7,100	$118,357
*Parlux Fragrances, Inc.	6,953	23,223
*Physicians Formula Holdings, Inc.	2,630	10,126
*Prestige Brands Holdings, Inc.	13,794	152,286
*Ralcorp Holdings, Inc.	7,100	434,520
Schiff Nutrition International, Inc.	1,078	7,999
*Seneca Foods Corp.	363	10,091
*Smart Balance, Inc.	5,820	23,309
*Smithfield Foods, Inc.	22,070	439,414
Spartan Stores, Inc.	5,070	73,464
*Spectrum Brands Holdings, Inc.	2,935	96,209
Stephan Co. (The)	200	510
#SUPERVALU, Inc.	5,600	40,824
*Susser Holdings Corp.	2,447	35,286
Tasty Baking Co.	600	2,190
*TreeHouse Foods, Inc.	8,600	411,510
#Universal Corp.	2,827	107,115
Village Super Market, Inc.	103	3,235
Weis Markets, Inc.	6,017	237,852
*Winn-Dixie Stores, Inc.	12,248	78,142

Total Consumer Staples		5,290,426

Energy — (6.3%)
*Allis-Chalmers Energy, Inc.	7,800	59,124
#Alon USA Energy, Inc.	4,125	32,216
*Basic Energy Services, Inc.	11,800	215,468
Berry Petroleum Corp. Class A	2,400	112,008
#*Bill Barrett Corp.	2,324	95,238
*Bolt Technology Corp.	1,400	19,908
*Bristow Group, Inc.	4,501	231,756
*Bronco Drilling Co., Inc.	7,505	51,935
*Cal Dive International, Inc.	10,363	63,629
*Complete Production Services, Inc.	10,100	282,194
#*Comstock Resources, Inc.	300	8,310
*Crimson Exploration, Inc.	3,800	16,150
Crosstex Energy, Inc.	6,000	50,760
*CVR Energy, Inc.	7,012	121,448
*Dawson Geophysical Co.	2,215	74,889
Delek US Holdings, Inc.	6,670	55,561
DHT Holdings, Inc.	3,652	18,589
*Double Eagle Petroleum Co.	1,300	10,127
*Endeavour International Corp.	58	724
*Energy Partners, Ltd.	2,607	41,947
*ENGlobal Corp.	2,200	9,922
#*Exterran Holdings, Inc.	8,909	221,032
*Frontier Oil Corp.	13,100	272,480
General Maritime Corp.	2,600	7,956
*Geokinetics, Inc.	2,700	22,977
*GeoMet, Inc.	3,300	4,059
*Global Industries, Ltd.	6,157	49,348
#*Green Plains Renewable Energy, Inc.	900	10,035
Gulf Island Fabrication, Inc.	1,600	43,328
*Gulfmark Offshore, Inc.	3,261	125,385
#*Harvest Natural Resources, Inc.	13,500	150,120
*Helix Energy Solutions Group, Inc.	8,520	105,648
*Hercules Offshore, Inc.	2,437	8,066
*HKN, Inc.	3,300	11,253
*Hornbeck Offshore Services, Inc.	3,350	79,529
*International Coal Group, Inc.	24,300	224,775
*Key Energy Services, Inc.	7,600	101,156
*Matrix Service Co.	3,500	39,410

1139

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Mitcham Industries, Inc.	40	$440
*Natural Gas Services Group, Inc.	3,300	58,938
*Newpark Resources, Inc.	10,374	62,037
#Overseas Shipholding Group, Inc.	1,400	46,536
*Parker Drilling Co.	17,533	76,093
#*Patriot Coal Corp.	268	7,014
#Patterson-UTI Energy, Inc.	12,700	296,418
Penn Virginia Corp.	3,600	62,568
*Petroleum Development Corp.	4,960	225,730
*PHI, Inc. Non-Voting	3,000	61,860
*Pioneer Drilling Co.	14,053	124,510
*Plains Exploration & Production Co.	11,890	420,906
*REX American Resources Corp.	2,450	36,897
*Rowan Cos., Inc.	11,750	402,790
SEACOR Holdings, Inc.	3,180	336,094
#*Seahawk Drilling, Inc.	181	1,257
Sunoco, Inc.	12,600	534,870
*Superior Energy Services, Inc.	3,100	108,872
*Swift Energy Corp.	8,400	358,344
*Teekay Corp.	6,873	232,720
*Tesoro Petroleum Corp.	13,600	261,800
*Tetra Technologies, Inc.	8,631	97,962
Tidewater, Inc.	3,640	216,544
#*Trico Marine Services, Inc.	5,100	561
*Union Drilling, Inc.	6,400	46,720
*Unit Corp.	4,600	235,520
#*USEC, Inc.	31,430	174,436
*Voyager Oil & Gas, Inc.	3,104	14,092
*Western Refining, Inc.	10,999	133,968
*Willbros Group, Inc.	4,652	55,638

Total Energy		7,740,595

Financials — (24.4%)
1st Source Corp.	7,521	141,771
*1st United Bancorp, Inc.	2,700	17,685
21st Century Holding Co.	2,500	8,300
Abington Bancorp, Inc.	6,824	84,754
Advance America Cash Advance Centers, Inc.	3,802	23,268
*Affirmative Insurance Holdings, Inc.	4,200	10,500
*Allegheny Corp.	1,208	373,006
Alliance Financial Corp.	169	5,021
*Allied World Assurance Co. Holdings, Ltd.	3,550	214,172
Alterra Capital Holdings, Ltd.	4,051	87,299
*American Capital, Ltd.	3,600	29,412
American Equity Investment Life Holding Co.	20,500	259,940
American Financial Group, Inc.	12,200	396,866
American National Bankshares, Inc.	97	1,995
American National Insurance Co.	2,880	240,134
*American Safety Insurance Holdings, Ltd.	2,809	56,349
*Ameris Bancorp	4,419	42,113
*AMERISAFE, Inc.	3,400	60,554
*AmeriServe Financial, Inc.	6,300	13,104
#*Ante5, Inc.	3,520	4,682
*Arch Capital Group, Ltd.	4,724	416,893
Argo Group International Holdings, Ltd.	5,310	189,142
Aspen Insurance Holdings, Ltd.	5,500	165,275
#*Asset Acceptance Capital Corp.	8,254	50,019
#Associated Banc-Corp.	22,200	310,356
Assurant, Inc.	16,800	659,064
Asta Funding, Inc.	1,323	10,154
#Astoria Financial Corp.	2,500	35,600

1140

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Avatar Holdings, Inc.	3,200	$63,904
Axis Capital Holdings, Ltd.	1,256	44,688
*B of I Holding, Inc.	2,782	42,036
Baldwin & Lyons, Inc. Class B	3,050	68,534
BancFirst Corp.	1,600	64,896
Bancorp Rhode Island, Inc.	48	1,448
*Bancorp, Inc.	3,093	29,074
*BancTrust Financial Group, Inc.	4,257	11,877
Bank Mutual Corp.	6,399	28,348
Bank of Commerce Holdings	1,233	5,117
*Bank of Florida Corp.	3,293	107
*Bank of Granite Corp.	4,222	3,209
#*BankAtlantic Bancorp, Inc.	17,671	17,671
BankFinancial Corp.	6,447	58,797
Banner Corp.	6,125	14,455
*Beneficial Mutual Bancorp, Inc.	8,224	72,618
Berkshire Hills Bancorp, Inc.	4,200	89,208
Boston Private Financial Holdings, Inc.	13,691	91,867
Brookline Bancorp, Inc.	13,218	143,151
Bryn Mawr Bank Corp.	69	1,241
*Cadence Financial Corp.	4,023	10,017
California First National Bancorp	1,000	14,200
Camden National Corp.	573	19,614
*Cape Bancorp, Inc.	439	4,425
Capital City Bank Group, Inc.	1,869	23,643
Capital Southwest Corp.	300	29,265
CapitalSource, Inc.	41,488	320,287
#*Capitol Bancorp, Ltd.	3,400	986
Cardinal Financial Corp.	8,200	90,200
#*Cascade Financial Corp.	2,600	1,508
Cash America International, Inc.	1,400	56,322
Cathay General Bancorp	17,600	304,656
Center Bancorp, Inc.	257	2,313
*Center Financial Corp.	1,760	12,936
CenterState Banks of Florida, Inc.	1,362	9,997
#*Central Pacific Financial Corp.	8,900	13,795
Century Bancorp, Inc. Class A	98	2,640
CFS Bancorp, Inc.	3,600	19,152
Chemical Financial Corp.	8,892	184,598
*Citizens Community Bancorp, Inc.	2,054	10,249
Citizens Holding Co.	171	3,488
#*Citizens, Inc.	3,058	21,804
City Holding Co.	200	6,960
Clifton Savings Bancorp, Inc.	921	10,527
*CNA Surety Corp.	14,713	353,553
*CNO Financial Group, Inc.	25,645	162,333
CoBiz Financial, Inc.	3,528	22,509
#Columbia Banking System, Inc.	4,900	98,490
#Community Bank System, Inc.	10,000	252,800
Community Trust Bancorp, Inc.	3,545	102,486
*CompuCredit Holdings Corp.	8,172	49,359
*Cowen Group, Inc.	1,708	7,737
*Crescent Financial Corp.	3,419	7,830
#CVB Financial Corp.	2,739	22,679
#Danvers Bancorp, Inc.	1,292	27,856
#*Dearborn Bancorp, Inc.	1,500	2,715
#Delphi Financial Group, Inc. Class A	15,096	434,463
Dime Community Bancshares, Inc.	4,200	63,336
Donegal Group, Inc. Class A	7,001	90,663
#Donegal Group, Inc. Class B	592	10,150
*E*Trade Financial Corp.	31,138	515,645

1141

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#East West Bancorp, Inc.	5,600	$121,576
Eastern Insurance Holdings, Inc.	3,064	39,801
#EMC Insurance Group, Inc.	4,648	104,441
Employers Holdings, Inc.	2,000	33,580
*Encore Bancshares, Inc.	500	5,790
*Encore Capital Group, Inc.	2,354	53,554
Endurance Specialty Holdings, Ltd.	3,900	181,311
*Enstar Group, Ltd.	1,095	90,633
Enterprise Financial Services Corp.	1,899	24,649
ESSA Bancorp, Inc.	3,139	39,646
#F.N.B. Corp.	9,249	93,415
*Farmers Capital Bank Corp.	1,442	10,584
#FBL Financial Group, Inc. Class A	7,300	203,013
Federal Agricultural Mortgage Corp.	1,100	16,984
#Fidelity National Financial, Inc.	26,568	357,340
#*Fidelity Southern Corp.	1,260	10,637
Financial Institutions, Inc.	1,393	26,927
*First Acceptance Corp.	5,500	10,120
First American Financial Corp.	3,177	49,275
First Bancorp	3,069	46,127
#*First BanCorp.	778	3,913
First Busey Corp.	9,462	46,553
*First California Financial Group, Inc.	1,900	6,023
First Commonwealth Financial Corp.	2,694	17,322
First Community Bancshares, Inc.	1,857	24,977
*First Defiance Financial Corp.	2,375	31,089
#*First Federal Bancshares of Arkansas, Inc.	700	1,603
*First Federal of Northern Michigan Bancorp, Inc.	200	788
First Financial Corp.	1,400	44,142
First Financial Holdings, Inc.	2,269	23,507
First Financial Northwest, Inc.	1,300	6,110
*First Horizon National Corp.	6,057	68,626
*First Investors Financial Services Group, Inc.	500	3,322
*First Marblehead Corp. (The)	7,864	17,301
First Merchants Corp.	7,176	65,015
First Mercury Financial Corp.	4,752	78,170
First Midwest Bancorp, Inc.	4,100	47,929
#First Niagara Financial Group, Inc.	34,077	472,989
*First Place Financial Corp.	6,075	17,253
*First Security Group, Inc.	2,635	2,503
First South Bancorp, Inc.	620	3,596
Firstbank Corp.	105	704
*FirstCity Financial Corp.	3,500	27,160
Flagstone Reinsurance Holdings SA	4,462	54,704
Flushing Financial Corp.	7,143	101,788
*FNB United Corp.	4,100	1,722
#*Forest City Enterprises, Inc. Class A	7,700	130,207
*Forestar Group, Inc.	100	1,866
*FPIC Insurance Group, Inc.	3,994	142,825
Fulton Financial Corp.	27,300	281,736
German American Bancorp, Inc.	2,880	49,306
*Global Indemnity P.L.C.	1,948	38,794
#Great Southern Bancorp, Inc.	2,101	46,012
#*Greene Bancshares, Inc.	3,936	12,398
*Greenlight Capital Re, Ltd.	3,046	86,110
*Guaranty Bancorp	13,156	19,339
*Guaranty Federal Bancshares, Inc.	100	685
*Hallmark Financial Services, Inc.	5,363	45,532
Hampden Bancorp, Inc.	1,000	12,150
#Hancock Holding Co.	1,600	52,480
*Hanmi Financial Corp.	8,000	10,520

1142

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Hanover Insurance Group, Inc.	3,500	$165,550
Harleysville Group, Inc.	7,156	252,821
#*Harris & Harris Group, Inc.	6,282	31,975
HCC Insurance Holdings, Inc.	7,540	228,311
Heartland Financial USA, Inc.	1,113	18,821
#*Heritage Commerce Corp.	4,200	19,236
*Heritage Financial Corp.	136	1,938
HF Financial Corp.	363	4,018
*Hilltop Holdings, Inc.	3,400	33,354
*HMN Financial, Inc.	750	2,002
*Home Bancorp, Inc.	724	9,991
Home Federal Bancorp, Inc.	4,594	49,248
HopFed Bancorp, Inc.	670	6,298
Horace Mann Educators Corp.	13,966	241,332
Hudson Valley Holding Corp.	419	9,407
IBERIABANK Corp.	3,705	210,148
Independence Holding Co.	5,557	43,845
#Independent Bank Corp. (453836108)	2,014	54,741
#*Independent Bank Corp. (453838609)	540	1,658
Infinity Property & Casualty Corp.	5,333	318,593
*Integra Bank Corp.	2,530	1,898
*International Assets Holding Corp.	1,373	32,128
International Bancshares Corp.	6,000	113,820
*Internet Capital Group, Inc.	112	1,364
*Intervest Bancshares Corp.	1,700	4,471
*Investment Technology Group, Inc.	1,100	20,273
*Investors Bancorp, Inc.	176	2,344
JMP Group, Inc.	1,295	9,700
Kaiser Federal Financial Group, Inc.	424	5,063
Kearny Financial Corp.	2,543	23,701
*LaBranche & Co., Inc.	5,000	18,800
Lakeland Bancorp, Inc.	8,415	80,949
Lakeland Financial Corp.	1,257	25,869
Legacy Bancorp, Inc.	3,100	40,300
LNB Bancorp, Inc.	2,597	13,712
*Louisiana Bancorp, Inc.	696	10,266
#*Macatawa Bank Corp.	2,700	11,610
Maiden Holdings, Ltd.	753	6,024
MainSource Financial Group, Inc.	6,528	59,307
*Markel Corp.	340	136,850
*Market Leader, Inc.	2,300	5,681
*Marlin Business Services Corp.	3,300	43,098
Marshall & Ilsley Corp.	39,452	275,769
MB Financial, Inc.	12,800	251,648
#*MBIA, Inc.	22,980	245,886
#*MBT Financial Corp.	3,300	6,105
MCG Capital Corp.	12,689	86,285
Meadowbrook Insurance Group, Inc.	16,552	157,078
Medallion Financial Corp.	5,029	39,377
#Mercantile Bank Corp.	1,015	9,267
Mercer Insurance Group, Inc.	2,050	57,502
Mercury General Corp.	400	16,980
*Meridian Interstate Bancorp, Inc.	1,033	12,603
*Metro Bancorp, Inc.	2,983	35,885
*MF Global Holdings, Ltd.	17,400	144,072
#*MGIC Investment Corp.	7,300	61,247
MicroFinancial, Inc.	2,400	9,960
MidSouth Bancorp, Inc.	2,318	31,108
Montpelier Re Holdings, Ltd.	6,099	121,065
*Nara Bancorp, Inc.	3,439	33,565
*NASDAQ OMX Group, Inc. (The)	14,202	347,665

1143

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
National Interstate Corp.	347	$7,294
National Penn Bancshares, Inc.	18,842	153,751
*Navigators Group, Inc. (The)	5,500	269,170
#NBT Bancorp, Inc.	3,500	81,130
Nelnet, Inc. Class A	12,652	283,658
New Hampshire Thrift Bancshares, Inc.	200	2,630
New Westfield Financial, Inc.	6,349	53,840
NewAlliance Bancshares, Inc.	25,885	386,981
*NewBridge Bancorp	2,100	10,689
#*NewStar Financial, Inc.	4,876	47,248
*North Valley Bancorp	40	367
Northeast Community Bancorp, Inc.	4,700	29,328
#Northfield Bancorp, Inc.	3,336	43,268
Northrim Bancorp, Inc.	223	4,201
Northwest Bancshares, Inc.	5,492	64,339
OceanFirst Financial Corp.	1,415	19,598
#*Ocwen Financial Corp.	18,089	182,699
#Old Republic International Corp.	34,542	422,449
Old Second Bancorp, Inc.	300	471
OneBeacon Insurance Group, Ltd.	4,100	56,375
Oppenheimer Holdings, Inc. Class A	1,495	39,020
Oriental Financial Group, Inc.	6,200	73,284
Oritani Financial Corp.	900	10,791
*Pacific Capital Bancorp	1,196	33,524
Pacific Continental Corp.	965	9,795
#*Pacific Mercantile Bancorp	2,964	11,382
*Pacific Premier Bancorp, Inc.	800	5,336
#PacWest Bancorp	1,700	33,541
Park National Corp.	1,470	95,726
Parkvale Financial Corp.	100	1,075
#*Patriot National Bancorp	600	1,500
#*Penson Worldwide, Inc.	1,490	7,092
Peoples Bancorp, Inc.	3,800	51,642
#*PHH Corp.	17,000	406,130
*Phoenix Cos., Inc. (The)	24,053	61,576
*PICO Holdings, Inc.	3,761	116,516
#*Pinnacle Financial Partners, Inc.	8,361	115,047
#*Piper Jaffray Cos., Inc.	3,700	154,660
*Platinum Underwriters Holdings, Ltd.	3,340	147,628
#*PMI Group, Inc. (The)	16,805	48,903
*Popular, Inc.	83,000	266,430
*Preferred Bank	810	1,490
Presidential Life Corp.	7,200	68,256
*Primus Guaranty, Ltd.	1,687	8,081
PrivateBancorp, Inc.	5,637	86,641
*ProAssurance Corp.	7,190	421,837
Prosperity Bancshares, Inc.	12,064	487,989
Protective Life Corp.	6,300	173,691
Provident Financial Holdings, Inc.	2,100	16,275
Provident Financial Services, Inc.	21,000	307,650
Provident New York Bancorp	13,700	127,821
#Pulaski Financial Corp.	668	4,957
QC Holdings, Inc.	800	3,272
QCR Holdings, Inc.	225	1,744
Radian Group, Inc.	1,200	8,616
Reinsurance Group of America, Inc.	10,160	584,810
RenaissanceRe Holdings, Ltd.	4,000	262,480
Renasant Corp.	5,416	84,435
Republic Bancorp, Inc. Class A	1,400	26,726
*Republic First Bancorp, Inc.	425	1,352
Resource America, Inc.	6,277	43,060

1144

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Riverview Bancorp, Inc.	4,200	$12,978
#RLI Corp.	2,129	114,689
Rockville Financial, Inc.	1	15
Roma Financial Corp.	1,800	18,324
Rome Bancorp, Inc.	2,400	28,272
S&T Bancorp, Inc.	2,800	61,180
*Safeguard Scientifics, Inc.	1,820	29,939
Safety Insurance Group, Inc.	4,855	231,049
Sanders Morris Harris Group, Inc.	8,900	61,766
Sandy Spring Bancorp, Inc.	5,234	100,493
SCBT Financial Corp.	1,586	49,356
SeaBright Holdings, Inc.	6,700	65,057
*Seacoast Banking Corp. of Florida	7,023	11,939
Selective Insurance Group, Inc.	13,400	238,252
Shore Bancshares, Inc.	479	4,613
*SI Financial Group, Inc.	1,191	10,838
Sierra Bancorp	879	9,484
Simmons First National Corp.	1,631	45,325
*Southern Community Financial Corp.	6,200	10,540
#*Southern Connecticut Bancorp, Inc.	100	436
*Southern First Bancshares, Inc.	220	1,762
Southside Bancshares, Inc.	1,068	22,877
#*Southwest Bancorp, Inc.	5,736	78,526
StanCorp Financial Group, Inc.	6,500	289,965
State Auto Financial Corp.	13,513	206,073
State Bancorp, Inc.	1,554	14,841
StellarOne Corp.	4,810	69,889
Sterling Bancorp	2,000	19,580
Sterling Bancshares, Inc.	3,735	33,129
#Stewart Information Services Corp.	4,429	50,535
*Stratus Properties, Inc.	650	6,253
*Sun Bancorp, Inc.	8,064	33,385
#*Superior Bancorp	2,124	1,487
#Susquehanna Bancshares, Inc.	26,797	256,179
SWS Group, Inc.	2,700	12,636
#Synovus Financial Corp.	56,900	150,216
#*Taylor Capital Group, Inc.	3,600	36,972
Territorial Bancorp, Inc.	408	7,870
*Texas Capital Bancshares, Inc.	2,000	48,780
*Thomas Properties Group, Inc.	6,713	25,509
*TIB Financial Corp.	206	3,790
*Tidelands Bancshares, Inc.	200	242
*TierOne Corp.	5,100	20
Timberland Bancorp, Inc.	400	1,848
Tower Bancorp, Inc.	300	6,789
#Tower Group, Inc.	4,157	108,248
#TowneBank	2,109	31,424
Transatlantic Holdings, Inc.	4,570	235,126
*Tree.com, Inc.	400	3,372
*Trenwick Group, Ltd.	1,225	—
#TriCo Bancshares	837	12,697
Trustmark Corp.	10,300	247,097
UMB Financial Corp.	4,100	166,665
Umpqua Holdings Corp.	18,900	207,333
Unico American Corp.	1,400	13,916
Union First Market Bankshares Corp.	4,987	60,941
#United Bankshares, Inc.	2,058	58,036
*United Community Banks, Inc.	13,693	23,278
United Financial Bancorp, Inc.	4,324	66,287
United Fire & Casualty Co.	9,946	199,368
●*United Western Bancorp, Inc.	2,600	988

1145

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Unitrin, Inc.	6,653	$179,032
Universal Insurance Holdings, Inc.	1,900	10,298
Univest Corp. of Pennsylvania	966	16,649
Validus Holdings, Ltd.	6,606	200,822
*Virginia Commerce Bancorp, Inc.	2,811	16,894
Washington Banking Co.	1,337	18,250
Washington Federal, Inc.	14,001	242,077
Washington Trust Bancorp, Inc.	1,268	25,360
*Waterstone Financial, Inc.	1,793	4,841
Webster Financial Corp.	18,800	430,144
WesBanco, Inc.	8,568	161,507
West Bancorporation, Inc.	5,788	41,529
#*Western Alliance Bancorp	4,827	36,202
White Mountains Insurance Group, Ltd.	1,200	408,000
Whitney Holding Corp.	15,700	208,967
Wilmington Trust Corp.	4,300	18,834
Wilshire Bancorp, Inc.	500	3,210
#Wintrust Financial Corp.	8,496	279,603
WR Berkley Corp.	12,800	361,600
*Yadkin Valley Financial Corp.	3,382	9,334
#Zions Bancorporation	21,400	504,612
*ZipRealty, Inc.	829	2,222

Total Financials		29,719,342

Health Care — (5.6%)
*Accelrys, Inc.	902	7,414
*Adolor Corp.	2,590	3,652
*Affymetrix, Inc.	1,546	7,498
*Air Methods Corp.	1,562	80,037
*Albany Molecular Research, Inc.	8,839	44,107
*Alere, Inc.	11,601	454,411
*Alliance HealthCare Services, Inc.	2,000	8,380
*Allied Healthcare International, Inc.	12,048	29,156
*Allied Healthcare Products, Inc.	1,700	7,174
*Almost Family, Inc.	1,800	60,102
*American Dental Partners, Inc.	4,201	53,395
*American Shared Hospital Services	400	1,284
*Amsurg Corp.	3,971	83,669
Analogic Corp.	1,500	76,605
*AngioDynamics, Inc.	7,294	118,126
*Animal Health International, Inc.	700	1,939
Arrhythmia Research Technology, Inc.	291	1,618
#*Assisted Living Concepts, Inc.	2,560	84,275
*BMP Sunstone Corp.	1,489	14,801
*Cambrex Corp.	2,410	10,990
Cantel Medical Corp.	4,349	92,590
*Capital Senior Living Corp.	7,300	49,859
#*Caraco Pharmaceutical Laboratories, Ltd.	3,012	14,247
*CardioNet, Inc.	4,038	17,565
*Celera Corp.	13,372	82,706
*Centene Corp.	1,300	36,036
*Codexis, Inc.	1,111	10,032
*Community Health Systems, Inc.	3,500	122,920
*CONMED Corp.	7,200	187,992
*Continucare Corp.	3,500	14,245
#Cooper Cos., Inc.	10,700	613,538
*Coventry Health Care, Inc.	20,400	611,388
*Cross Country Healthcare, Inc.	7,928	57,082
*CryoLife, Inc.	1,252	6,348
*Cutera, Inc.	2,603	21,293
*Cynosure, Inc. Class A	2,510	27,397

1146

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Cytokinetics, Inc.	906	$1,721
*Digirad Corp.	3,300	7,458
Ensign Group, Inc.	1,478	35,708
*Enzo Biochem, Inc.	1,198	5,942
*Exactech, Inc.	557	9,296
*Five Star Quality Care, Inc.	8,186	51,244
*Fresenius Kabi Pharmaceuticals Holding, Inc.	2,818	144
*Gentiva Health Services, Inc.	7,300	168,046
*Greatbatch, Inc.	5,600	131,880
*Hanger Orthopedic Group, Inc.	1,100	22,605
*Harvard Bioscience, Inc.	5,400	23,004
*Health Net, Inc.	2,869	81,853
*HealthSpring, Inc.	7,600	230,964
*ICU Medical, Inc.	261	10,195
*Infinity Pharmaceuticals, Inc.	1,401	7,930
*IntegraMed America, Inc.	123	1,173
#Invacare Corp.	5,320	147,045
*Kendle International, Inc.	1,632	18,540
*Kindred Healthcare, Inc.	9,735	182,142
*King Pharmaceuticals, Inc.	4,000	56,960
*K-V Pharmaceutical Co.	3,917	6,306
*Lannet Co., Inc.	3,595	18,802
*LeMaitre Vascular, Inc.	2,600	18,252
*LifePoint Hospitals, Inc.	11,700	411,840
*Magellan Health Services, Inc.	700	33,887
*Martek Biosciences Corp.	5,146	161,636
*Matrixx Initiatives, Inc.	1,425	11,386
#Maxygen, Inc.	5,943	23,594
*MedCath Corp.	6,764	90,570
*Medical Action Industries, Inc.	3,200	25,920
MEDTOX Scientific, Inc.	1,247	16,797
*Misonix, Inc.	2,000	4,690
*Molina Healthcare, Inc.	3,200	98,112
#National Healthcare Corp.	1,236	54,718
*Natus Medical, Inc.	5,859	88,237
*NovaMed, Inc.	100	1,308
Omnicare, Inc.	8,764	227,163
*Omnicell, Inc.	2,000	27,870
#*Palomar Medical Technologies, Inc.	2,700	40,122
*Par Pharmaceutical Cos., Inc.	2,500	89,300
*PDI, Inc.	4,100	33,108
*PharMerica Corp.	500	5,655
*Progenics Pharmaceuticals, Inc.	347	1,938
*Regeneration Technologies, Inc.	2,916	7,815
*RehabCare Group, Inc.	500	12,280
*Repligen Corp.	1,835	9,487
*Rochester Medical Corp.	800	8,548
*Skilled Healthcare Group, Inc.	3,000	32,220
*SRI/Surgical Express, Inc.	900	5,256
*Sucampo Pharmaceuticals, Inc.	1,802	7,785
*Sun Healthcare Group, Inc.	3,051	38,122
*SunLink Health Systems, Inc.	887	1,623
*SurModics, Inc.	1,600	18,880
*Symmetry Medical, Inc.	2,183	20,891
#Teleflex, Inc.	3,476	199,244
*Theragenics Corp.	6,234	10,286
*TomoTherapy, Inc.	5,638	18,831
*Transcept Pharmaceuticals, Inc.	2,359	19,580
*Triple-S Management Corp.	3,197	59,017
Universal American Corp.	11,393	230,025
*Viropharma, Inc.	11,609	190,388

1147

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Vital Images, Inc.	3,700	$49,173
*WellCare Health Plans, Inc.	1,400	41,860
*Wright Medical Group, Inc.	200	2,972
Young Innovations, Inc.	900	27,018

Total Health Care		6,810,233

Industrials — (14.1%)
*A.T. Cross Co.	1,675	16,314
*AAR Corp.	4,300	115,197
ABM Industries, Inc.	2,200	56,540
*ACCO Brands Corp.	2,100	17,241
#Aceto Corp.	7,111	61,226
Actuant Corp. Class A	900	24,957
*AGCO Corp.	11,134	564,494
*Air Transport Services Group, Inc.	9,954	73,660
Aircastle, Ltd.	8,402	89,229
#*AirTran Holdings, Inc.	4,681	34,593
Alamo Group, Inc.	3,263	84,675
#*Alaska Air Group, Inc.	8,800	521,312
Albany International Corp.	1,541	34,750
Alexander & Baldwin, Inc.	5,682	227,962
*Allied Defense Group, Inc.	2,400	8,352
*Allied Motion Technologies, Inc.	400	3,496
*Amerco, Inc.	6,865	624,784
*American Railcar Industries, Inc.	3,762	71,365
*American Reprographics Co.	5,660	45,676
#American Woodmark Corp.	500	9,325
Ameron International Corp.	1,900	131,043
Ampco-Pittsburgh Corp.	540	13,451
*AMREP Corp.	500	6,415
#Apogee Enterprises, Inc.	1,100	14,069
Applied Industrial Technologies, Inc.	12,439	393,819
Applied Signal Technologies, Inc.	800	30,408
#Arkansas Best Corp.	6,300	160,965
Armstrong World Industries, Inc.	3,600	146,196
*Arotech Corp.	3,700	5,994
#*ArvinMeritor, Inc.	20,023	437,703
#*Ascent Solar Technologies, Inc.	3,314	10,505
*Astec Industries, Inc.	2,300	69,230
*Atlas Air Worldwide Holdings, Inc.	1,600	81,296
*Avalon Holding Corp. Class A	262	786
#*Avis Budget Group, Inc.	9,517	131,715
*Baker (Michael) Corp.	1,000	30,360
*Baldwin Technology Co. Class A	3,076	4,337
#Barnes Group, Inc.	3,600	71,352
Barrett Business Services, Inc.	2,300	33,856
*BNS Holding, Inc.	12	2,340
#Briggs & Stratton Corp.	11,909	237,823
*CAI International, Inc.	2,400	45,696
Cascade Corp.	1,200	56,484
CDI Corp.	5,229	83,978
*Celadon Group, Inc.	2,130	31,204
*Ceradyne, Inc.	2,983	105,688
*Champion Industries, Inc.	1,800	3,600
Chase Corp.	182	2,803
CIRCOR International, Inc.	1,000	40,390
*Columbus McKinnon Corp.	2,500	42,175
CompX International, Inc.	200	2,720
*Consolidated Graphics, Inc.	1,500	75,075
Courier Corp.	615	8,718
*Covenant Transportation Group, Inc.	3,300	29,601

1148

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*CPI Aerostructures, Inc.	1,600	$19,024
*CRA International, Inc.	1,100	26,708
Curtiss-Wright Corp.	1,269	44,034
*Dollar Thrifty Automotive Group, Inc.	3,588	174,090
Ducommun, Inc.	2,931	64,365
*Dycom Industries, Inc.	4,586	73,697
*Dynamex, Inc.	1,800	44,802
#*Eagle Bulk Shipping, Inc.	17,759	72,634
Eastern Co.	150	2,848
Ecology & Environment, Inc. Class A	210	3,171
#Encore Wire Corp.	3,782	84,887
#*Energy Conversion Devices, Inc.	3,600	14,688
*EnerSys	10,560	346,579
Ennis, Inc.	6,193	102,990
*EnPro Industries, Inc.	3,807	158,029
*Esterline Technologies Corp.	9,859	701,764
#*Excel Maritime Carriers, Ltd.	11,705	53,024
Federal Signal Corp.	14,257	99,229
*Flanders Corp.	3,367	12,290
*Flow International Corp.	3,431	12,866
*Franklin Covey Co.	4,000	31,320
Franklin Electric Co., Inc.	2,439	100,194
Freightcar America, Inc.	1,600	45,632
*Frozen Food Express Industries	5,100	20,604
G & K Services, Inc. Class A	5,010	156,963
#GATX Corp.	10,976	364,952
#*Genco Shipping & Trading, Ltd.	1,700	19,652
*Gencor Industries, Inc.	600	4,728
*General Cable Corp.	4,400	162,844
#*Gibraltar Industries, Inc.	8,000	88,240
*GP Strategies Corp.	5,112	50,558
#Granite Construction, Inc.	1,278	33,024
*Greenbrier Cos., Inc.	5,736	135,771
*Griffon Corp.	14,955	174,076
#*H&E Equipment Services, Inc.	7,100	82,502
Hardinge, Inc.	2,569	22,479
Heidrick & Struggles International, Inc.	2,200	58,938
*Herley Industries, Inc.	3,470	57,012
*Hill International, Inc.	2,200	14,300
*Hoku Corp.	5,021	12,502
Horizon Lines, Inc.	10,200	50,490
*Hudson Highland Group, Inc.	4,187	23,112
*Hurco Cos., Inc.	1,730	43,994
*ICF International, Inc.	1,657	39,942
*Identive Group, Inc.	5,300	13,727
#*Innerworkings, Inc.	4,900	30,870
*Innotrac Corp.	900	1,314
*Innovative Solutions & Support, Inc.	273	1,583
*Insituform Technologies, Inc.	2,000	55,020
Insteel Industries, Inc.	748	8,542
*Interline Brands, Inc.	4,056	86,109
International Shipholding Corp.	1,600	40,096
Intersections, Inc.	6,500	64,090
#*JetBlue Airways Corp.	32,470	194,820
*JPS Industries, Inc.	1,000	5,025
*Kadant, Inc.	4,542	96,109
Kaman Corp. Class A	2,700	79,474
*Kelly Services, Inc. Class A	7,700	151,498
*Key Technology, Inc.	987	16,364
Kimball International, Inc. Class B	6,871	46,276
*Kratos Defense & Security Solutions, Inc.	1,822	25,544

1149

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
L.S. Starrett Co. Class A	200	$2,502
*LaBarge, Inc.	1,236	17,255
*Ladish Co., Inc.	1,700	91,018
Lawson Products, Inc.	2,075	48,493
*Layne Christensen Co.	1,942	61,328
*LB Foster Co. Class A	491	19,517
*LECG Corp.	3,800	6,004
*LMI Aerospace, Inc.	2,100	39,322
LSI Industries, Inc.	1,500	11,160
*Lydall, Inc.	3,900	31,200
*M&F Worldwide Corp.	5,557	134,090
Marten Transport, Ltd.	6,248	133,145
McGrath Rentcorp	2,123	53,585
*Metalico, Inc.	6,688	37,118
Met-Pro Corp.	2,326	25,237
*MFRI, Inc.	1,500	16,335
Miller Industries, Inc.	3,200	48,832
Mine Safety Appliances Co.	709	22,107
#*Mobile Mini, Inc.	9,000	183,960
*Moog, Inc.	1,520	64,813
Mueller Industries, Inc.	443	14,486
Mueller Water Products, Inc.	32,100	128,400
Multi-Color Corp.	813	13,512
*MYR Group, Inc.	2,423	53,282
NACCO Industries, Inc. Class A	2,016	202,104
*National Patent Development Corp.	1,000	1,600
National Technical Systems, Inc.	3,198	24,113
*NIVS IntelliMedia Technology Group, Inc.	4,441	9,237
*NN, Inc.	4,348	57,002
*Northwest Pipe Co.	2,213	48,398
*Ocean Power Technologies, Inc.	100	544
*On Assignment, Inc.	6,141	48,514
*Orion Energy Systems, Inc.	1,791	7,791
*Owens Corning, Inc.	9,700	324,659
*P.A.M. Transportation Services, Inc.	3,545	40,909
*Paragon Technologies, Inc.	781	2,035
*Patrick Industries, Inc.	1,000	2,150
*PGT, Inc.	375	878
*Pike Electric Corp.	3,081	25,480
*Pinnacle Airlines Corp.	4,114	29,662
*Powell Industries, Inc.	1,639	62,134
Preformed Line Products Co.	600	36,666
Providence & Worcester Railroad Co.	200	3,642
*RailAmerica, Inc.	456	5,686
*RCM Technologies, Inc.	4,279	19,555
#Regal-Beloit Corp.	3,106	207,294
*Republic Airways Holdings, Inc.	11,000	70,620
*Rush Enterprises, Inc. Class A	8,000	152,560
*Rush Enterprises, Inc. Class B	1,650	27,093
Ryder System, Inc.	9,234	443,971
*Saia, Inc.	3,908	55,923
Schawk, Inc.	3,203	58,423
#*School Specialty, Inc.	4,794	62,562
Seaboard Corp.	200	400,400
*SFN Group, Inc.	15,600	151,008
SIFCO Industries, Inc.	161	2,610
SkyWest, Inc.	13,416	201,911
*Sparton Corp.	2,441	20,846
Standex International Corp.	4,109	137,035
#Steelcase, Inc. Class A	6,000	61,320
*SunPower Corp. Class B	2,048	27,034

1150

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Superior Uniform Group, Inc.	2,295	$24,143
*Supreme Industries, Inc.	1,318	4,284
*SYKES Enterprises, Inc.	652	12,701
*Sypris Solutions, Inc.	6,800	28,628
#TAL International Group, Inc.	1,200	37,476
*TeamStaff, Inc.	350	150
Technology Research Corp.	2,000	10,580
*Tecumseh Products Co. Class A	3,200	38,656
*Tecumseh Products Co. Class B	100	1,188
*Terex Corp.	3,400	110,262
#Titan International, Inc.	1,809	34,371
*Titan Machinery, Inc.	1,866	45,213
Todd Shipyards Corp.	600	13,344
*Track Data Corp.	23	2,386
*TRC Cos., Inc.	1,113	3,929
Tredegar Industries, Inc.	8,292	155,143
#Trinity Industries, Inc.	6,619	184,604
#Triumph Group, Inc.	2,800	268,884
Tutor Perini Corp.	3,200	72,672
Twin Disc, Inc.	1,180	38,433
*Ultralife Corp.	769	5,283
UniFirst Corp.	3,100	172,856
*United Capital Corp.	700	19,320
*United Stationers, Inc.	481	29,957
#Universal Forest Products, Inc.	4,708	172,784
*Universal Truckload Services, Inc.	300	4,470
*URS Corp.	8,600	382,270
*USA Truck, Inc.	3,200	38,400
#*USG Corp.	5,900	95,698
UTi Worldwide, Inc.	2,500	54,750
Viad Corp.	5,327	125,344
Virco Manufacturing Corp.	4,400	13,420
#*Vishay Precision Group, Inc.	1,463	27,139
*Volt Information Sciences, Inc.	7,281	50,020
VSE Corp.	400	11,964
#Watts Water Technologies, Inc.	6,750	242,798
*WCA Waste Corp.	3,198	15,734
#Werner Enterprises, Inc.	11,311	278,816
*Willis Lease Finance Corp.	3,068	40,528

Total Industrials		17,207,620

Information Technology — (11.0%)
*Acxiom Corp.	1,408	24,260
*ADDvantage Technologies Group, Inc.	1,399	4,155
*ADPT Corp.	42,846	125,539
*Advanced Analogic Technologies, Inc.	3,485	13,870
*Aetrium, Inc.	1,800	3,546
*Agilysys, Inc.	6,976	39,972
American Software, Inc. Class A	2,034	13,465
*Anadigics, Inc.	4,700	32,101
*Anaren, Inc.	4,100	84,214
*AOL, Inc.	5,900	138,768
#*Arris Group, Inc.	18,400	229,632
*Arrow Electronics, Inc.	14,859	561,670
Astro-Med, Inc.	1,475	11,461
#*ATMI, Inc.	617	12,710
*AuthenTec, Inc.	2,524	7,648
*Aviat Networks, Inc.	6,521	33,844
*Avid Technology, Inc.	10,700	178,155
AVX Corp.	8,184	128,325
*Aware, Inc.	1,426	5,348

1151

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Axcelis Technologies, Inc.	4,561	$15,827
Bel Fuse, Inc. Class B	2,247	49,007
*Benchmark Electronics, Inc.	22,328	424,009
Black Box Corp.	4,274	150,402
*Bogen Communications International, Inc.	1,000	2,600
*Brocade Communications Systems, Inc.	24,800	139,872
*Brooks Automation, Inc.	15,613	183,297
*Cabot Microelectronics Corp.	1,745	78,717
*CACI International, Inc.	1,300	72,137
*Cascade Microtech, Inc.	3,735	22,970
*Checkpoint Systems, Inc.	3,200	66,144
*Ciber, Inc.	17,878	81,524
*Cogo Group, Inc.	1,066	9,338
*Coherent, Inc.	8,397	449,659
Cohu, Inc.	6,597	98,559
*Comarco, Inc.	568	193
●#*Commerce One LLC	4,310	—
Communications Systems, Inc.	1,500	22,410
*Computer Task Group, Inc.	3,111	36,803
Comtech Telecommunications Corp.	686	19,249
*Concurrent Computer Corp.	300	1,542
*Convergys Corp.	8,991	128,032
CoreLogic, Inc.	8,628	172,991
*CPI International, Inc.	400	7,760
*CSP, Inc.	66	258
CTS Corp.	9,000	102,060
*CyberOptics Corp.	2,700	25,758
*Data I/O Corp.	1,500	9,195
*Datalink Corp.	1,200	7,680
*Dataram Corp.	2,883	6,544
*Digi International, Inc.	7,582	80,293
*Ditech Networks, Inc.	8,128	11,054
*DSP Group, Inc.	5,996	44,910
*Dynamics Research Corp.	2,042	27,506
Earthlink, Inc.	11,938	101,831
*Easylink Services International Corp.	400	1,600
*EchoStar Corp.	5,100	138,975
*Edgewater Technology, Inc.	3,967	9,243
Electro Rent Corp.	7,374	108,840
#*Electro Scientific Industries, Inc.	9,900	165,033
*Electronics for Imaging, Inc.	6,100	91,378
*EMS Technologies, Inc.	3,900	71,487
#*Emulex Corp.	414	4,724
*EndWave Corp.	3,700	8,436
*Epicor Software Corp.	1,200	12,432
EPIQ Systems, Inc.	1,332	17,116
*ePlus, Inc.	2,000	51,680
*Exar Corp.	11,146	71,557
*Extreme Networks	1,100	3,608
*Fairchild Semiconductor International, Inc.	15,457	275,135
*Faro Technologies, Inc.	1,734	52,575
*Frequency Electronics, Inc.	3,304	23,326
*Gerber Scientific, Inc.	6,375	48,641
*Globecomm Systems, Inc.	5,373	50,829
*GSI Technology, Inc.	4,398	40,462
*GTSI Corp.	3,196	15,021
*Hackett Group, Inc.	511	1,783
*Harmonic, Inc.	22,100	186,524
●*Here Media, Inc.	340	—
●*Here Media, Inc. Special Shares	340	—
*Hutchinson Technology, Inc.	5,700	18,867

1152

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Hypercom Corp.	9,784	$87,469
*I.D. Systems, Inc.	1,100	4,774
*IAC/InterActiveCorp	13,000	367,770
*Ikanos Communications, Inc.	9,896	11,875
#*Imation Corp.	10,178	102,798
*InfoSpace, Inc.	9,100	74,438
*Ingram Micro, Inc.	24,100	475,734
*Innodata Isogen, Inc.	290	821
*Insight Enterprises, Inc.	11,015	153,329
*InsWeb Corp.	177	1,543
*Integral Systems, Inc.	177	2,158
*Integrated Device Technology, Inc.	30,500	194,590
*Integrated Silicon Solution, Inc.	8,260	86,069
*International Rectifier Corp.	6,800	217,804
*Intevac, Inc.	1,100	15,125
*IntriCon Corp.	700	2,800
*iPass, Inc.	8,800	13,640
*IXYS Corp.	8,633	97,812
*KEY Tronic Corp.	2,718	15,955
Keynote Systems, Inc.	3,827	66,705
#*Kopin Corp.	6,760	27,446
#*L-1 Identity Solutions, Inc.	22,577	269,344
*Lattice Semiconductor Corp.	23,287	145,078
*LookSmart, Ltd.	3,384	6,057
*Loral Space & Communications, Inc.	915	68,140
Marchex, Inc.	2,907	27,675
*Measurement Specialties, Inc.	1,601	43,131
*MEMC Electronic Materials, Inc.	12,458	138,159
*Mentor Graphics Corp.	16,100	205,034
*Mercury Computer Systems, Inc.	3,333	62,927
Methode Electronics, Inc.	7,900	93,378
*MKS Instruments, Inc.	11,624	333,725
*ModusLink Global Solutions, Inc.	12,622	77,373
*Multi-Fineline Electronix, Inc.	2,467	71,296
*Newport Corp.	8,200	143,910
*Online Resources Corp.	4,120	27,686
*Oplink Communications, Inc.	1,000	24,780
*Opnext, Inc.	1,000	1,860
Optical Cable Corp.	1,600	9,760
*Orbcomm, Inc.	9,700	29,003
*OSI Systems, Inc.	3,268	124,151
*PAR Technology Corp.	5,062	30,574
Park Electrochemical Corp.	2,000	60,920
*PC Connection, Inc.	7,903	69,942
*PC Mall, Inc.	1,062	7,434
*PC-Tel, Inc.	5,380	39,005
*Perceptron, Inc.	73	392
*Perficient, Inc.	2,386	27,892
*Performance Technologies, Inc.	3,750	6,450
*Pericom Semiconductor Corp.	6,875	68,956
*Pervasive Software, Inc.	5,097	28,237
*Photronics, Inc.	15,019	98,975
*Planar Systems, Inc.	1,420	3,664
*Presstek, Inc.	1,957	4,090
—*Price Communications Liquidation Trust	16,900	—
*Qualstar Corp.	4,358	8,411
*RadiSys Corp.	5,200	43,992
*RealNetworks, Inc.	37,563	141,237
*Reis, Inc.	442	3,028
Richardson Electronics, Ltd.	4,600	59,524
*Rimage Corp.	846	12,039

1153

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Rogers Corp.	3,014	$128,939
*Rudolph Technologies, Inc.	8,900	89,534
*S1 Corp.	4,612	29,701
*SeaChange International, Inc.	9,300	77,004
Servidyne, Inc.	1,260	3,301
*Sigma Designs, Inc.	888	12,370
*Silicon Graphics International Corp.	600	5,952
#*Smart Modular Technologies (WWH), Inc.	800	5,408
*Spectrum Control, Inc.	3,500	46,410
*Standard Microsystems Corp.	2,600	62,530
*StarTek, Inc.	5,200	28,600
*Stream Global Services, Inc.	301	1,090
#*SunPower Corp. Class A	7,726	103,837
#*SuperMedia, Inc.	82	583
*Supertex, Inc.	1,400	32,074
*Support.com, Inc.	800	4,432
Sycamore Networks, Inc.	7,122	148,565
*Symmetricom, Inc.	11,288	70,098
*SYNNEX Corp.	8,400	280,476
*Tech Data Corp.	13,700	642,667
*TechTarget, Inc.	3,783	27,805
*TeleCommunication Systems, Inc.	3,500	14,315
Tellabs, Inc.	19,284	102,205
Telular Corp.	4,000	28,120
Tessco Technologies, Inc.	2,100	24,192
TheStreet.com, Inc.	6,043	18,431
*THQ, Inc.	4,900	28,469
*Tier Technologies, Inc.	5,321	30,809
*Tollgrade Communications, Inc.	3,537	32,823
*TTM Technologies, Inc.	1,972	31,355
United Online, Inc.	18,618	131,629
*UTStarcom, Inc.	32,592	68,443
#*Viasystems Group, Inc.	830	16,791
*Vicon Industries, Inc.	1,400	6,720
*Virtusa Corp.	5,245	84,444
#*Vishay Intertechnology, Inc.	21,233	350,344
*Web.com Group, Inc.	4,414	41,492
*WPCS International, Inc.	1,947	5,198
*X-Rite, Inc.	5,336	23,799
*Zoran Corp.	12,231	116,072
*Zygo Corp.	1,999	21,749

Total Information Technology		13,384,746

Materials — (5.3%)
A. Schulman, Inc.	7,012	149,706
*A.M. Castle & Co.	2,515	39,460
*American Pacific Corp.	700	4,298
American Vanguard Corp.	3,000	24,870
Ashland, Inc.	6,055	351,553
#Boise, Inc.	5,600	50,344
*Brush Engineered Materials, Inc.	600	20,988
Buckeye Technologies, Inc.	9,523	239,599
Cabot Corp.	5,400	233,550
*Century Aluminum Co.	10,800	160,596
*Clearwater Paper Corp.	301	23,803
*Coeur d’Alene Mines Corp.	6,700	156,646
Commercial Metals Co.	5,500	91,960
*Core Molding Technologies, Inc.	1,192	7,319
Cytec Industries, Inc.	3,100	169,074
#Domtar Corp.	4,100	360,513
*Ferro Corp.	3,284	50,639

1154

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Friedman Industries, Inc.	2,536	$21,962
#*Georgia Gulf Corp.	1,900	50,597
*Golden Minerals, Co.	300	5,880
*Graphic Packaging Holding Co.	55,700	264,575
Haynes International, Inc.	1,300	63,336
*Headwaters, Inc.	14,800	77,848
*Horsehead Holding Corp.	2,900	36,859
Huntsman Corp.	23,862	415,437
Innophos Holdings, Inc.	2,200	72,974
*Innospec, Inc.	2,400	48,288
Kaiser Aluminum Corp.	2,600	124,046
*KapStone Paper & Packaging Corp.	2,108	35,899
*Landec Corp.	4,285	26,824
*Louisiana-Pacific Corp.	25,700	258,028
MeadWestavco Corp.	4,568	130,782
*Mercer International, Inc.	7,115	60,833
Minerals Technologies, Inc.	1,900	119,738
*Mod-Pac Corp.	962	4,743
Myers Industries, Inc.	500	4,570
Neenah Paper, Inc.	4,400	84,744
NL Industries, Inc.	15,300	204,255
Olympic Steel, Inc.	1,300	35,581
*OM Group, Inc.	4,400	159,192
P.H. Glatfelter Co.	11,400	137,142
*Penford Corp.	2,600	15,366
Reliance Steel & Aluminum Co.	9,700	507,213
*RTI International Metals, Inc.	4,100	118,449
Schnitzer Steel Industries, Inc. Class A	1,100	67,870
Sensient Technologies Corp.	900	30,519
*Spartech Corp.	9,674	80,778
Temple-Inland, Inc.	3,200	76,768
#Texas Industries, Inc.	3,420	135,877
*Universal Stainless & Alloy Products, Inc.	1,734	55,488
Wausau Paper Corp.	1,955	16,754
Westlake Chemical Corp.	13,400	518,848
#Worthington Industries, Inc.	12,590	239,210
#*Zoltek Cos., Inc.	6,468	72,312

Total Materials		6,514,503

Other — (0.0%)
●*Big 4 Ranch, Inc.	300	—
●*Concord Camera Corp. Escrow Shares	2,105	—
●*ePresence, Inc. Escrow Shares	2,300	—
●*MAIR Holdings, Inc. Escrow Shares	4,800	—
●*Petrocorp, Inc. Escrow Shares	1,700	102
●#*Student Loan Corp. Escrow Shares	1,700	4,250

Total Other		4,352

Real Estate Investment Trusts — (0.0%)
Sabra Healthcare REIT, Inc.	2,431	45,241

Telecommunication Services — (1.1%)
*Arbinet Corp.	1,999	18,791
*FiberTower Corp.	100	370
*General Communications, Inc. Class A	5,000	60,550
HickoryTech Corp.	2,009	20,271
IDT Corp. Class B	960	22,109
*Iridium Communications, Inc.	1,574	12,088
*MetroPCS Communications, Inc.	31,091	402,007
*SureWest Communications	3,900	42,744
Telephone & Data Systems, Inc.	6,027	215,465

1155

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
Telephone & Data Systems, Inc. Special Shares	6,502	$200,392
*United States Cellular Corp.	5,355	261,003
USA Mobility, Inc.	1,600	27,328
*Xeta Corp.	3,600	12,240

Total Telecommunication Services		1,295,358

Utilities — (0.3%)
Consolidated Water Co., Ltd.	1,100	12,034
*GenOn Energy, Inc.	59,609	246,781
Ormat Technologies, Inc.	21	646
SJW Corp.	2,369	57,898

Total Utilities		317,359

TOTAL COMMON STOCKS		102,970,875

RIGHTS/WARRANTS — (0.0%)
*Federal-Mogul Corp. Warrants 12/27/14	378	170
●*Lantronix, Inc. Warrants	11	—

TOTAL RIGHTS/WARRANTS		170

TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	438,684	438,684

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.3%)
§@DFA Short Term Investment Fund	18,516,714	18,516,714
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $146,313 FNMA 6.000%, 10/01/39, valued at $113,324) to be repurchased at $110,024	$110	110,023

TOTAL SECURITIES LENDING COLLATERAL		18,626,737

TOTAL INVESTMENTS — (100.0%) (Cost $120,299,986)##		$122,036,466

1156

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$14,641,100	—	—	$14,641,100
Consumer Staples	5,290,426	—	—	5,290,426
Energy	7,740,595	—	—	7,740,595
Financials	29,718,354	$988	—	29,719,342
Health Care	6,810,233	—	—	6,810,233
Industrials	17,207,620	—	—	17,207,620
Information Technology	13,384,746	—	—	13,384,746
Materials	6,514,503	—	—	6,514,503
Other	—	4,352	—	4,352
Real Estate Investment Trusts	45,241	—	—	45,241
Telecommunication Services	1,295,358	—	—	1,295,358
Utilities	317,359	—	—	317,359
Rights/Warrants	170	—	—	170
Temporary Cash Investments	438,684	—	—	438,684
Securities Lending Collateral	—	18,626,737	—	18,626,737

TOTAL	$103,404,389	$18,632,077	—	$122,036,466

See accompanying Notes to Schedules of Investments.

1157

VA U.S. LARGE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value†
COMMON STOCKS — (95.8%)
Consumer Discretionary — (15.4%)
Carnival Corp.	39,939	$1,785,673
CBS Corp.	1,014	20,057
CBS Corp. Class B	49,005	971,769
*Clear Channel Outdoor Holdings, Inc.	1,797	24,960
Comcast Corp. Class A	150,959	3,434,317
Comcast Corp. Special Class A	53,998	1,157,717
Dillard’s, Inc.	629	24,984
DR Horton, Inc.	16,700	206,913
Foot Locker, Inc.	10,550	188,423
Fortune Brands, Inc.	10,298	635,181
#*GameStop Corp. Class A	5,680	119,678
*Hyatt Hotels Corp. Class A	395	19,193
J.C. Penney Co., Inc.	14,882	477,266
#Lennar Corp. Class A	10,919	211,392
*Liberty Media Corp. Interactive Class A	44,599	706,448
*Liberty Media-Starz Corp. Series A	3,736	249,079
#*MGM Resorts International	31,200	462,696
#*Mohawk Industries, Inc.	5,350	297,192
News Corp. Class A	125,952	1,891,799
News Corp. Class B	43,558	722,192
*Penn National Gaming, Inc.	2,231	79,714
*Phillips-Van Heusen Corp.	180	10,507
#*Pulte Group, Inc.	25,798	203,546
*Royal Caribbean Cruises, Ltd.	14,551	653,340
#*Sears Holdings Corp.	6,666	502,416
Service Corp. International	2,976	25,802
Stanley Black & Decker, Inc.	2,601	189,041
Time Warner Cable, Inc.	26,961	1,828,765
Time Warner, Inc.	81,715	2,569,937
*Toll Brothers, Inc.	11,707	236,950
Walt Disney Co. (The)	26,395	1,025,974
#Washington Post Co. Class B	500	214,175
Wendy’s/Arby’s Group, Inc.	25,187	121,653
Wyndham Worldwide Corp.	12,369	347,940

Total Consumer Discretionary		21,616,689

Consumer Staples — (7.3%)
Archer-Daniels-Midland Co.	39,783	1,299,711
#Bunge, Ltd.	5,896	401,341
*Constellation Brands, Inc. Class A	12,974	249,360
Corn Products International, Inc.	5,700	262,941
CVS Caremark Corp.	92,196	3,153,103
Del Monte Foods Co.	14,194	269,118
J.M. Smucker Co.	7,750	481,740
Kraft Foods, Inc.	84,229	2,574,880
Molson Coors Brewing Co.	11,653	546,176
*Ralcorp Holdings, Inc.	3,600	220,320
#Safeway, Inc.	10,155	210,107
*Smithfield Foods, Inc.	11,000	219,010
#Tyson Foods, Inc. Class A	22,881	376,392

Total Consumer Staples		10,264,199

Energy — (16.1%)
Anadarko Petroleum Corp.	34,765	2,679,686
#Cabot Oil & Gas Corp.	1,229	51,163
Chesapeake Energy Corp.	42,464	1,253,962
Chevron Corp.	9,433	895,475
ConocoPhillips	78,662	5,621,186

1158

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Denbury Resources, Inc.	16,178	$329,222
Helmerich & Payne, Inc.	7,303	428,905
Hess Corp.	21,949	1,846,350
Marathon Oil Corp.	48,071	2,196,845
Murphy Oil Corp.	5,627	373,070
*Nabors Industries, Ltd.	17,448	425,731
National-Oilwell, Inc.	27,403	2,025,082
Noble Energy, Inc.	7,100	646,810
#Patterson-UTI Energy, Inc.	10,062	234,847
#Pioneer Natural Resources Co.	8,326	792,302
*Plains Exploration & Production Co.	9,379	332,017
*Pride International, Inc.	9,991	324,707
QEP Resources, Inc.	2,711	110,175
*Rowan Cos., Inc.	7,570	259,500
Sunoco, Inc.	8,277	351,359
*Teekay Corp.	870	29,458
*Tesoro Petroleum Corp.	3,600	69,300
Tidewater, Inc.	3,900	232,011
Valero Energy Corp.	39,919	1,012,346

Total Energy		22,521,509

Financials — (21.0%)
*Allied World Assurance Co. Holdings, Ltd.	2,663	160,659
Allstate Corp. (The)	1,388	43,222
Alterra Capital Holdings, Ltd.	1,608	34,652
*American Capital, Ltd.	6,525	53,309
American Financial Group, Inc.	8,900	289,517
American National Insurance Co.	1,902	158,589
Aspen Insurance Holdings, Ltd.	2,931	88,077
#Associated Banc-Corp.	5,558	77,701
Assurant, Inc.	7,844	307,720
#Assured Guaranty, Ltd.	3,043	44,002
Axis Capital Holdings, Ltd.	8,360	297,449
Bank of America Corp.	287,246	3,943,888
Capital One Financial Corp.	31,256	1,505,289
*Citigroup, Inc.	1,008,071	4,858,902
CME Group, Inc.	4,187	1,291,941
*CNA Financial Corp.	19,206	516,065
*E*Trade Financial Corp.	5,499	91,063
Endurance Specialty Holdings, Ltd.	266	12,366
Everest Re Group, Ltd.	2,802	236,153
*Genworth Financial, Inc.	33,383	453,007
#Hanover Insurance Group, Inc.	3,901	184,517
Hartford Financial Services Group, Inc.	29,855	829,372
KeyCorp	59,273	527,530
Legg Mason, Inc.	10,900	361,117
Lincoln National Corp.	22,332	644,055
Loews Corp.	28,230	1,130,611
Marshall & Ilsley Corp.	36,629	256,037
#*MBIA, Inc.	814	8,710
MetLife, Inc.	56,601	2,590,628
Morgan Stanley	44,164	1,298,422
*NASDAQ OMX Group, Inc. (The)	14,073	344,507
NYSE Euronext, Inc.	4,977	158,318
#Old Republic International Corp.	18,459	225,754
PartnerRe, Ltd.	2,378	194,711
*Popular, Inc.	45,832	147,121
Protective Life Corp.	1,197	33,001
Prudential Financial, Inc.	28,507	1,753,466
Regions Financial Corp.	84,998	603,486
Reinsurance Group of America, Inc.	5,709	328,610

1159

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
SunTrust Banks, Inc.	34,125	$1,038,424
Transatlantic Holdings, Inc.	4,200	216,090
Travelers Cos., Inc. (The)	10,777	606,314
Unum Group	25,650	639,711
Validus Holdings, Ltd.	5,237	159,205
Wesco Financial Corp.	399	149,940
White Mountains Insurance Group, Ltd.	533	181,220
#Xl Group P.L.C.	16,268	372,863

Total Financials		29,447,311

Health Care — (9.8%)
Aetna, Inc.	29,082	957,961
#*Alere, Inc.	3,091	121,074
*Boston Scientific Corp.	69,379	484,265
*CareFusion Corp.	14,963	384,998
*Cigna Corp.	222	9,328
*Community Health Systems, Inc.	5,973	209,772
Cooper Cos., Inc.	723	41,457
*Coventry Health Care, Inc.	10,098	302,637
*Health Net, Inc.	94	2,682
*Hologic, Inc.	17,372	346,050
*Humana, Inc.	11,166	647,293
*King Pharmaceuticals, Inc.	16,000	227,840
Omnicare, Inc.	7,900	204,768
PerkinElmer, Inc.	7,200	184,176
Pfizer, Inc.	190,683	3,474,244
*Thermo Fisher Scientific, Inc.	28,066	1,607,340
UnitedHealth Group, Inc.	65,672	2,695,836
*WellPoint, Inc.	28,526	1,772,035

Total Health Care		13,673,756

Industrials — (13.1%)
*Aecom Technology Corp.	7	205
*AGCO Corp.	6,227	315,709
Armstrong World Industries, Inc.	3,700	150,257
Cintas Corp.	1,200	33,672
#Covanta Holding Corp.	2,887	48,848
CSX Corp.	25,249	1,782,579
General Electric Co.	256,068	5,157,209
#*Hertz Global Holdings, Inc.	24,061	353,937
#Ingersoll-Rand P.L.C.	8,604	406,109
*Kansas City Southern	4,535	226,659
L-3 Communications Holdings, Inc.	2,255	176,454
Norfolk Southern Corp.	26,085	1,596,141
Northrop Grumman Corp.	20,101	1,392,999
*Owens Corning, Inc.	7,998	267,693
Pentair, Inc.	5,692	205,880
*Quanta Services, Inc.	2,389	56,691
R. R. Donnelley & Sons Co.	6,099	108,074
Republic Services, Inc.	25,729	793,482
Ryder System, Inc.	4,100	197,128
Southwest Airlines Co.	55,992	663,505
*Terex Corp.	5,399	175,090
Tyco International, Ltd.	15,266	684,375
Union Pacific Corp.	35,497	3,359,081
*URS Corp.	5,530	245,808

Total Industrials		18,397,585

Information Technology — (3.0%)
Activision Blizzard, Inc.	37,402	422,269

1160

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*AOL, Inc.	7,621	$179,246
*Arrow Electronics, Inc.	8,461	319,826
*Avnet, Inc.	7,397	263,481
AVX Corp.	11,500	180,320
*Brocade Communications Systems, Inc.	6,048	34,111
Computer Sciences Corp.	11,483	611,929
Fidelity National Information Services, Inc.	23,644	719,487
*IAC/InterActiveCorp	8,926	252,516
*Ingram Micro, Inc.	12,677	250,244
*MEMC Electronic Materials, Inc.	14,206	157,544
*Micron Technology, Inc.	12,690	133,753
*Motorola Solutions, Inc.	446	17,291
*Tech Data Corp.	601	28,193
Tellabs, Inc.	19,512	103,414
*Vishay Intertechnology, Inc.	1,300	21,450
Xerox Corp.	46,708	496,039

Total Information Technology		4,191,113

Materials — (3.3%)
Alcoa, Inc.	73,106	1,211,366
Ashland, Inc.	5,140	298,428
*Coeur d’Alene Mines Corp.	1,166	27,261
Cytec Industries, Inc.	3,200	174,528
#Domtar Corp.	2,878	253,062
Huntsman Corp.	14,695	255,840
International Paper Co.	32,563	940,419
MeadWestavco Corp.	13,541	387,679
Reliance Steel & Aluminum Co.	5,210	272,431
Sealed Air Corp.	5,840	155,870
Steel Dynamics, Inc.	14,749	268,432
Temple-Inland, Inc.	1,114	26,725
#Vulcan Materials Co.	9,022	383,976

Total Materials		4,656,017

Telecommunication Services — (5.6%)
AT&T, Inc.	164,825	4,535,984
#CenturyLink, Inc.	19,191	829,819
#Frontier Communications Corp.	4,741	43,475
*MetroPCS Communications, Inc.	20,092	259,790
*Sprint Nextel Corp.	204,911	926,198
Telephone & Data Systems, Inc.	4,000	143,000
Telephone & Data Systems, Inc. Special Shares	3,296	101,583
*United States Cellular Corp.	3,700	180,338
Verizon Communications, Inc.	24,560	874,827

Total Telecommunication Services		7,895,014

Utilities — (1.2%)
*AES Corp.	12,519	155,236
#*Calpine Corp.	28,515	406,909
*NRG Energy, Inc.	10,058	208,703
Public Service Enterprise Group, Inc.	25,394	823,527

Total Utilities		1,594,375

TOTAL COMMON STOCKS		134,257,568

TEMPORARY CASH INVESTMENTS — (0.0%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	754	754

1161

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares/ Face Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (4.2%)
§@DFA Short Term Investment Fund	5,919,854	$5,919,854
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $46,776 FNMA 6.000%, 10/01/39, valued at $36,230) to be repurchased at $35,174	$35	35,174

TOTAL SECURITIES LENDING COLLATERAL		5,955,028

TOTAL INVESTMENTS — (100.0%) (Cost $123,065,669)##		$140,213,350

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$21,616,689	—	—	$21,616,689
Consumer Staples	10,264,199	—	—	10,264,199
Energy	22,521,509	—	—	22,521,509
Financials	29,447,311	—	—	29,447,311
Health Care	13,673,756	—	—	13,673,756
Industrials	18,397,585	—	—	18,397,585
Information Technology	4,191,113	—	—	4,191,113
Materials	4,656,017	—	—	4,656,017
Telecommunication Services	7,895,014	—	—	7,895,014
Utilities	1,594,375	—	—	1,594,375
Temporary Cash Investments	754	—	—	754
Securities Lending Collateral	—	$5,955,028	—	5,955,028

TOTAL	$134,258,322	$5,955,028	—	$140,213,350

See accompanying Notes to Schedules of Investments.

1162

VA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value††
COMMON STOCKS — (90.6%)
AUSTRALIA — (4.4%)
Alumina, Ltd.	60,289	$144,476
Amcor, Ltd.	37,991	261,051
*Asciano Group, Ltd.	58,631	94,234
Australia & New Zealand Banking Group, Ltd.	638	15,120
Bank of Queensland, Ltd.	4,086	40,329
#Bendigo Bank, Ltd.	10,152	99,201
BlueScope Steel, Ltd.	42,352	90,180
#Boral, Ltd.	21,633	103,983
Caltex Australia, Ltd.	5,940	79,681
#Crown, Ltd.	18,116	155,538
CSR, Ltd.	31,163	50,063
Downer EDI, Ltd.	1,242	4,777
#Fairfax Media, Ltd.	59,866	80,655
Harvey Norman Holdings, Ltd.	6,979	20,976
Incitec Pivot, Ltd.	50,181	216,098
Insurance Australia Group, Ltd.	14,895	56,810
Macquarie Group, Ltd.	8,486	345,226
National Australia Bank, Ltd.	30,229	745,892
OneSteel, Ltd.	33,966	92,594
Origin Energy, Ltd.	23,641	387,745
OZ Minerals, Ltd.	58,808	96,109
#Primary Health Care, Ltd.	4,114	15,169
*Qantas Airways, Ltd.	32,996	79,209
Santos, Ltd.	22,965	310,122
Sims Metal Management, Ltd.	1,475	28,496
Sonic Healthcare, Ltd.	8,209	97,685
Suncorp Group, Ltd.	27,906	240,466
TABCorp. Holdings, Ltd.	14,604	101,456
Tatts Group, Ltd.	21,120	52,247
Toll Holdings, Ltd.	8,416	49,420
Washington H. Soul Pattinson & Co., Ltd.	924	11,422
Wesfarmers, Ltd.	33,137	1,127,757

TOTAL AUSTRALIA		5,294,187

AUSTRIA — (0.2%)
Erste Group Bank AG	4,122	205,945

BELGIUM — (0.6%)
*Ageas SA	8,119	23,005
Delhaize Group SA	2,828	222,552
*KBC Groep NV	1,215	48,639
#Solvay SA	2,259	236,002
#UCB SA	5,259	188,186

TOTAL BELGIUM		718,384

CANADA — (10.5%)
Astral Media, Inc. Class A	700	27,983
#BCE, Inc.	10,088	366,406
Canadian Pacific Railway, Ltd.	5,200	348,813
#Canadian Tire Corp. Class A	2,400	149,318
Empire Co., Ltd. Class A	1,200	62,496
#Encana Corp.	34,656	1,116,841
Ensign Energy Services, Inc.	2,200	35,614
Fairfax Financial Holdings, Ltd.	700	267,039
Franco-Nevada Corp.	4,100	113,949
George Weston, Ltd.	2,300	162,827
Goldcorp, Inc.	5,390	216,332
#Husky Energy, Inc.	9,700	261,547

1163

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Industrial Alliance Insurance & Financial Services, Inc.	2,800	$102,761
#Inmet Mining Corp.	1,550	115,551
*Kinross Gold Corp.	7,551	125,479
#Loblaw Cos., Ltd.	4,400	171,940
#*Lundin Mining Corp.	6,800	48,690
Magna International, Inc.	8,230	480,559
#Manulife Financial Corp.	36,810	641,468
Methanex Corp.	2,400	65,240
Nexen, Inc.	20,760	521,410
*Quadra FNX Mining, Ltd.	3,400	45,838
#*Sino-Forest Corp.	8,129	176,811
#Sun Life Financial, Inc.	22,308	701,977
Suncor Energy, Inc.	40,833	1,690,654
Talisman Energy, Inc.	37,945	869,285
Teck Resources, Ltd. Class B	22,800	1,380,956
Telus Corp. Non-Voting	5,770	274,800
#Thomson Reuters Corp.	17,778	710,161
#TransAlta Corp.	7,800	161,087
#TransCanada Corp.	25,955	947,376
#*Valeant Pharmaceuticals International, Inc.	1,204	43,875
*Viterra, Inc.	6,700	78,284
Yamana Gold, Inc.	27,400	308,382

TOTAL CANADA		12,791,749

DENMARK — (1.4%)
A.P. Moller - Maersk A.S.	48	467,574
Carlsberg A.S. Series B	4,898	486,953
Danisco A.S.	1,570	190,813
*Danske Bank A.S.	16,631	446,004
*Jyske Bank A.S.	3,101	139,394

TOTAL DENMARK		1,730,738

FINLAND — (1.0%)
Kesko Oyj	2,645	127,106
Neste Oil Oyj	5,988	113,087
Outokumpu Oyj	4,097	76,315
Stora Enso Oyj Series R	31,688	376,948
UPM-Kymmene Oyj	25,862	532,456

TOTAL FINLAND		1,225,912

FRANCE — (8.0%)
*Air France-KLM SA	6,767	123,542
AXA SA	40,407	855,164
Capgemini SA	1,927	96,943
Casino Guichard Perrachon SA	1,513	147,742
Cie de Saint-Gobain SA	17,150	989,294
*Cie Generale de Geophysique - Veritas SA	1,499	45,405
*Cie Generale de Geophysique - Veritas Sponsored ADR	3,650	111,142
Cie Generale des Establissements Michelin SA Series B	354	25,762
Ciments Francais SA	500	44,436
CNP Assurances SA	5,104	112,703
Credit Agricole SA	46,369	684,292
GDF Suez SA	38,082	1,508,424
Groupe Eurotunnel SA	11,735	114,026
Lafarge SA	9,439	560,186
Lagardere SCA	5,745	255,382
*Natixis SA	40,470	214,907
*Peugeot SA	7,043	294,495
PPR SA	2,779	443,332
*Renault SA	8,713	569,575

1164

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
*Rexel SA	3,442	$77,449
SCOR SE	683	18,899
Societe Generale Paris SA	10,890	703,419
STMicroelectronics NV	28,793	348,266
Vivendi SA	46,431	1,327,330

TOTAL FRANCE		9,672,115

GERMANY — (8.1%)
Allianz SE	1,747	243,372
Allianz SE Sponsored ADR	70,836	988,871
Bayerische Motoren Werke AG	10,023	769,236
*Celesio AG	2,537	64,074
#*Commerzbank AG	14,930	114,716
*Daimler AG	28,284	2,075,957
Deutsche Bank AG	36,090	2,134,003
*Deutsche Lufthansa AG	6,846	143,844
Deutsche Telekom AG	6,656	88,978
Deutsche Telekom AG Sponsored ADR	73,200	975,024
*E.ON AG	5,506	184,107
Fraport AG	901	63,559
Heidelberger Zement AG	5,179	341,100
*Merck KGaA	1,863	159,561
Munchener Rueckversicherungs-Gesellschaft AG	5,169	810,278
Porsche Automobil Holding SE	2,748	256,455
Salzgitter AG	1,190	96,728
Suedzucker AG	1,329	35,481
ThyssenKrupp AG	4,427	179,977
Volkswagen AG	943	143,461

TOTAL GERMANY		9,868,782

GREECE — (0.0%)
*EFG Eurobank Ergasias S.A.	92	540
Hellenic Petroleum S.A.	5,111	48,686

TOTAL GREECE		49,226

HONG KONG — (1.7%)
Cheung Kong Holdings, Ltd.	16,000	265,691
Great Eagle Holdings, Ltd.	8,452	28,347
Henderson Land Development Co., Ltd.	36,121	251,811
Hong Kong & Shanghai Hotels, Ltd.	19,052	33,469
Hopewell Holdings, Ltd.	9,000	29,255
Hutchison Whampoa, Ltd.	74,000	867,449
New World Development Co., Ltd.	151,556	291,056
*Orient Overseas International, Ltd.	6,500	66,084
Shangri-La Asia, Ltd.	9,000	23,529
Wharf Holdings, Ltd.	4,635	35,395
Wheelock & Co., Ltd.	55,000	223,336

TOTAL HONG KONG		2,115,422

IRELAND — (0.1%)
CRH P.L.C. Sponsored ADR	5,189	113,172

ISRAEL — (0.7%)
*Bank Hapoalim B.M.	74,220	336,465
Bank Leumi Le-Israel B.M.	44,583	201,247
Elbit Systems, Ltd.	2,223	112,690
*Israel Discount Bank, Ltd.	14,957	29,750
*Makhteshim-Agan Industries, Ltd.	4,155	20,224
*NICE Systems, Ltd. Sponsored ADR	3,091	101,138

TOTAL ISRAEL		801,514

1165

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (1.7%)
#*Banca Monte Dei Paschi di Siena SpA	54,837	$69,685
#Banco Popolare Scarl	3,698	13,142
Finmeccanica SpA	3,136	42,368
Intesa Sanpaolo SpA	188,353	627,264
Telecom Italia SpA	170,034	241,542
#Telecom Italia SpA Sponsored ADR	24,800	352,408
UniCredit SpA	236,724	586,977
Unione di Banche Italiane ScpA	12,556	130,055

TOTAL ITALY		2,063,441

JAPAN — (19.6%)
77 Bank, Ltd. (The)	9,000	48,795
#AEON Co., Ltd.	22,700	285,608
Aisin Seiki Co., Ltd.	5,300	201,331
Ajinomoto Co., Inc.	19,000	210,609
Alfresa Holdings Corp.	1,400	57,788
Amada Co., Ltd.	10,000	87,299
#*Aozora Bank, Ltd.	25,000	55,118
Asahi Kasei Corp.	31,000	211,682
Bank of Iwate, Ltd. (The)	100	4,690
Bank of Kyoto, Ltd. (The)	9,000	83,236
Bank of Yokohama, Ltd. (The)	11,000	55,108
Bridgestone Corp.	13,600	261,377
Canon Marketing Japan, Inc.	2,000	28,715
#*Casio Computer Co., Ltd.	6,600	49,362
Chiba Bank, Ltd. (The)	10,000	62,332
Chugoku Bank, Ltd. (The)	5,400	64,760
Chuo Mitsui Trust Holdings, Inc.	4,000	16,076
Citizen Holdings Co., Ltd.	3,000	19,442
Coca-Cola West Co., Ltd.	1,000	18,246
Comsys Holdings Corp.	2,400	25,030
Cosmo Oil Co., Ltd.	10,000	32,351
Credit Saison Co., Ltd.	3,300	56,431
Dai Nippon Printing Co., Ltd.	18,000	246,304
Daicel Chemical Industries, Ltd.	10,000	72,738
Dainippon Sumitomo Pharma Co., Ltd.	3,100	27,861
Daiwa House Industry Co., Ltd.	10,000	122,178
Daiwa Securities Group, Inc.	44,904	222,176
#*Elpida Memory, Inc.	7,300	105,974
Fuji Electric Holdings Co., Ltd.	6,000	19,360
Fuji Heavy Industries, Ltd.	19,000	162,699
Fuji Television Network, Inc.	18	27,954
FUJIFILM Holdings Corp.	16,600	600,822
Fujikura, Ltd.	11,000	53,272
Fukuoka Financial Group, Inc.	25,000	107,175
Glory, Ltd.	1,200	28,700
Gunma Bank, Ltd. (The)	12,000	69,018
Hachijuni Bank, Ltd. (The)	17,000	97,300
Hakuhodo Dy Holdings, Inc.	470	26,824
Higo Bank, Ltd. (The)	3,000	15,852
Hiroshima Bank, Ltd. (The)	2,000	8,529
Hitachi Capital Corp.	1,600	25,399
Hitachi High-Technologies Corp.	1,500	37,112
Hitachi Transport System, Ltd.	2,000	30,462
Hitachi, Ltd.	43,000	235,250
Hitachi, Ltd. ADR	432	23,946
Hokkoku Bank, Ltd. (The)	5,000	16,966
*Hokuhoku Financial Group, Inc.	26,000	52,613
House Foods Corp.	1,600	26,487
Hyakugo Bank, Ltd. (The)	4,000	17,834
Idemitsu Kosan Co., Ltd.	800	84,315

1166

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Inpex Corp.	40	$257,044
Isetan Mitsukoshi Holdings, Ltd.	11,700	131,453
Iyo Bank, Ltd. (The)	8,000	68,198
J Front Retailing Co., Ltd.	12,000	62,211
Joyo Bank, Ltd. (The)	14,000	61,909
JS Group Corp.	5,448	119,063
JTEKT Corp.	7,000	87,771
Juroku Bank, Ltd.	5,000	16,211
JX Holdings, Inc.	76,527	518,672
Kagoshima Bank, Ltd. (The)	5,000	32,908
Kajima Corp.	31,000	81,838
Kamigumi Co., Ltd.	8,000	67,179
Kandenko Co., Ltd.	3,000	19,365
Kaneka Corp.	8,000	55,891
Kawasaki Kisen Kaisha, Ltd.	26,000	108,746
Keisei Electric Railway Co., Ltd.	7,000	47,397
Keiyo Bank, Ltd. (The)	4,000	20,475
Kewpie Corp.	3,000	37,003
Kinden Corp.	2,000	17,918
Kobe Steel, Ltd.	7,000	17,170
Kokuyo Co., Ltd.	2,000	16,664
Kyocera Corp.	2,700	281,676
Kyowa Hakko Kirin Co., Ltd.	10,000	102,306
Mabuchi Motor Co., Ltd.	400	19,714
Marui Group Co., Ltd.	6,000	50,781
Maruichi Steel Tube, Ltd.	1,300	28,717
Mazda Motor Corp.	34,000	100,592
Medipal Holdings Corp.	4,200	43,778
Meiji Holdings Co., Ltd.	2,502	113,493
Mitsubishi Chemical Holdings Corp.	41,000	285,747
Mitsubishi Gas Chemical Co., Inc.	13,000	90,627
Mitsubishi Heavy Industries, Ltd.	112,000	444,140
Mitsubishi Logistics Corp.	3,000	40,102
*Mitsubishi Materials Corp.	35,000	107,773
Mitsubishi Tanabe Pharma Corp.	5,000	79,926
Mitsubishi UFJ Financial Group, Inc.	409,800	2,128,468
Mitsui & Co., Ltd.	54,300	916,561
Mitsui Chemicals, Inc.	29,000	104,089
#*Mitsui Engineering & Shipbuilding Co., Ltd.	23,000	63,694
Mitsui O.S.K. Lines, Ltd.	13,000	84,918
Mitsumi Electric Co., Ltd.	1,900	31,421
Mizuho Securities Co., Ltd.	13,000	34,329
MS&AD Insurance Group Holdings, Inc.	1,250	29,795
Nagase & Co., Ltd.	2,000	25,826
Namco Bandai Holdings, Inc.	6,100	66,834
#Nanto Bank, Ltd. (The)	3,000	15,608
NEC Corp.	80,000	227,498
Nippon Express Co., Ltd.	27,000	113,942
Nippon Meat Packers, Inc.	5,000	66,382
Nippon Paper Group, Inc.	4,100	106,800
Nippon Sheet Glass Co., Ltd.	16,000	41,581
Nippon Shokubai Co., Ltd.	3,000	33,241
*Nippon Steel Corp.	24,000	82,038
Nippon Television Network Corp.	190	30,101
Nippon Yusen K.K.	41,000	179,553
Nishi-Nippon Bank, Ltd.	18,000	55,915
Nissan Motor Co., Ltd.	19,100	193,245
Nisshin Seifun Group, Inc.	6,000	75,632
Nisshin Steel Co., Ltd.	23,000	45,501
Nisshinbo Holdings, Inc.	3,000	33,293
*NKSJ Holdings, Inc.	6,000	40,960

1167

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
NOK Corp.	2,200	$44,349
Nomura Real Estate Holdings, Inc.	2,800	50,964
NTN Corp.	7,000	38,096
Obayashi Corp.	16,000	76,582
Oji Paper Co., Ltd.	27,000	126,000
Ono Pharmaceutical Co., Ltd.	200	9,735
Onward Holdings Co., Ltd.	2,000	17,414
Panasonic Corp.	30,300	416,463
#*Renesas Electronics Corp.	2,200	23,652
Rengo Co., Ltd.	6,000	40,082
Ricoh Co., Ltd.	24,000	343,419
Rohm Co., Ltd.	3,300	214,018
San-in Godo Bank, Ltd. (The)	3,000	22,481
Sankyo Co., Ltd.	1,800	99,899
Sapporo Hokuyo Holdings, Inc.	6,000	29,089
SBI Holdings, Inc.	588	78,414
Seiko Epson Corp.	4,400	73,259
Seino Holdings Co., Ltd.	2,000	13,904
Sekisui Chemical Co., Ltd.	11,000	84,468
#Sekisui House, Ltd.	17,000	165,625
Seven & I Holdings Co., Ltd.	22,100	570,761
Sharp Corp.	32,000	332,702
Shiga Bank, Ltd.	4,000	22,067
Shimizu Corp.	20,000	85,247
#*Shinsei Bank, Ltd.	22,000	25,213
Shizuoka Bank, Ltd.	14,000	128,407
Showa Shell Sekiyu K.K.	3,100	26,883
SKY Perfect JSAT Holdings, Inc.	23	8,542
Sojitz Corp.	34,370	75,975
Sony Corp.	6,800	233,998
Sony Corp. Sponsored ADR	29,100	999,294
Sumitomo Bakelite Co., Ltd.	9,000	53,357
Sumitomo Chemical Co., Ltd.	35,000	181,271
#Sumitomo Corp.	41,500	597,859
Sumitomo Electric Industries, Ltd.	24,400	354,665
Sumitomo Forestry Co., Ltd.	3,000	27,566
Sumitomo Mitsui Financial Group, Inc.	22,500	765,000
Sumitomo Rubber Industries, Ltd.	3,400	35,904
Sumitomo Trust & Banking Co., Ltd.	23,000	138,717
Suzuken Co., Ltd.	3,000	85,636
#*Taiheiyo Cement Corp.	11,600	15,011
Taisei Corp.	32,000	76,622
Taisho Pharmaceutical Co., Ltd.	3,000	66,426
Taiyo Yuden Co., Ltd.	3,000	45,693
Takashimaya Co., Ltd.	6,000	49,481
Teijin, Ltd.	4,000	19,286
Toda Corp.	4,000	15,358
*Tokai Rika Co., Ltd.	600	12,029
Tokuyama Corp.	9,000	47,231
Tokyo Broadcasting System, Inc.	1,700	23,056
Tokyo Steel Manufacturing Co., Ltd.	1,500	15,971
Tokyo Tatemono Co., Ltd.	8,000	36,826
Toppan Printing Co., Ltd.	16,000	145,522
Tosoh Corp.	5,000	16,241
Toyo Seikan Kaisha, Ltd.	5,100	95,609
Toyota Auto Body Co., Ltd.	2,000	37,608
#Toyota Motor Corp. Sponsored ADR	34,218	2,812,035
Toyota Tsusho Corp.	6,700	117,764
TV Asahi Corp.	9	14,938
UNY Co., Ltd.	5,300	51,346
Wacoal Corp.	2,000	26,785

1168

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Yamaguchi Financial Group, Inc.	7,000	$70,302
Yamaha Corp.	5,000	61,356
Yamato Holdings Co., Ltd.	8,200	124,758
Yamato Kogyo Co., Ltd.	1,600	48,100
Yamazaki Baking Co., Ltd.	2,000	23,867
*Yokogawa Electric Corp.	6,000	48,244
Yokohama Rubber Co., Ltd.	3,000	15,338

TOTAL JAPAN		23,811,969

NETHERLANDS — (3.6%)
*Aegon NV	63,215	467,865
Akzo Nobel NV	4,742	296,199
*APERAM NV	1,827	74,924
*APERAM NV Registered Shares	195	7,946
ArcelorMittal NV	36,543	1,333,022
#ArcelorMittal NV ADR	3,900	142,272
*ING Groep NV	76,119	866,796
*ING Groep NV Sponsored ADR	33,135	377,408
Koninklijke DSM NV	3,894	230,479
Koninklijke Philips Electronics NV	20,494	638,556

TOTAL NETHERLANDS		4,435,467

NEW ZEALAND — (0.1%)
Auckland International Airport, Ltd.	6,421	11,123
Contact Energy, Ltd.	18,504	87,920

TOTAL NEW ZEALAND		99,043

NORWAY — (1.0%)
DnB NOR ASA Series A	22,187	305,873
Marine Harvest ASA	72,000	81,040
Norsk Hydro ASA	49,435	371,262
Orkla ASA	32,950	296,568
*Petroleum Geo-Services ASA	3,219	47,760
#*Renewable Energy Corp. ASA	14,547	46,669
*Storebrand ASA	10,400	82,024

TOTAL NORWAY		1,231,196

PORTUGAL — (0.1%)
#Banco Comercial Portugues SA	23,860	19,156
Banco Espirito Santo SA	18,664	75,689

TOTAL PORTUGAL		94,845

SINGAPORE — (1.3%)
*CapitaLand, Ltd.	105,000	296,960
DBS Group Holdings, Ltd.	43,360	511,285
Fraser & Neave, Ltd.	31,500	157,067
Golden Agri-Resources, Ltd.	277,000	153,867
*Neptune Orient Lines, Ltd.	7,000	12,134
Overseas Union Enterprise, Ltd.	3,000	7,767
Singapore Airlines, Ltd.	23,800	276,067
Singapore Land, Ltd.	1,000	5,947
United Industrial Corp., Ltd.	24,000	52,577
UOL Group, Ltd.	12,400	46,106
*Venture Corp., Ltd.	1,000	7,590

TOTAL SINGAPORE		1,527,367

SPAIN — (2.4%)
Acciona SA	853	73,781
Banco Bilbao Vizcaya Argentaria SA	14,682	180,020
#Banco de Sabadell SA	32,435	155,263

1169

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
Banco Espanol de Credito SA	5,651	$51,226
#Banco Popular Espanol SA	80,321	483,081
Banco Santander SA	55,331	677,481
Cia Espanola de Petroleos SA	213	6,186
Criteria Caixacorp SA	25,463	175,437
*EDP Renovaveis SA	2,850	16,921
Gas Natural SDG SA	13,452	221,987
Iberdrola Renovables SA	53,859	202,938
Mapfre SA	6,130	20,838
Repsol YPF SA	12,026	378,538
Repsol YPF SA Sponsored ADR	7,200	228,528

TOTAL SPAIN		2,872,225

SWEDEN — (2.8%)
*Boliden AB	3,652	76,194
Nordea Bank AB	77,229	937,053
#Skandinaviska Enskilda Banken AB Series A	64,698	586,891
#SSAB AB Series A	5,533	90,923
SSAB AB Series B	2,545	36,149
Svenska Cellulosa AB Series B	27,821	485,187
*Swedbank AB Series A	21,949	344,225
Tele2 AB Series B	2,719	60,100
Telefonaktiebolaget LM Ericsson AB Sponsored ADR	24,810	306,900
TeliaSonera AB	57,228	470,907

TOTAL SWEDEN		3,394,529

SWITZERLAND — (5.2%)
Adecco SA	3,259	211,087
Baloise Holding AG	3,031	311,945
Banque Cantonale Vaudoise AG	18	10,061
Credit Suisse Group AG	22,276	994,502
Givaudan SA	168	166,471
Holcim, Ltd. AG	10,522	736,518
*Lonza Group AG	799	62,978
*Novartis AG ADR	10,786	602,506
Sulzer AG	1,080	149,365
Swatch Group AG (7184725)	376	150,853
Swatch Group AG (7184736)	23	1,655
Swiss Life Holding AG	1,200	191,683
Swiss Reinsurance Co., Ltd. AG	12,607	720,692
*UBS AG	43,220	773,826
Zurich Financial Services AG	4,524	1,236,934

TOTAL SWITZERLAND		6,321,076

UNITED KINGDOM — (16.1%)
Associated British Foods P.L.C.	17,097	290,818
Aviva P.L.C.	102,064	725,853
Barclays P.L.C.	293	1,372
Barclays P.L.C. Sponsored ADR	64,148	1,205,982
BP P.L.C. Sponsored ADR	39,200	1,860,824
Carnival P.L.C.	3,722	169,575
Carnival P.L.C. ADR	7,800	356,928
*easyJet P.L.C.	4,792	29,121
#*International Consolidated Airlines Group P.L.C.	30,103	123,380
International Power P.L.C.	74,161	501,329
Kazakhmys P.L.C.	6,164	148,524
Kingfisher P.L.C.	115,608	465,731
*Lloyds Banking Group P.L.C. Sponsored ADR	84,251	339,532
Mondi P.L.C.	16,202	132,157
Old Mutual P.L.C.	122,947	247,350

1170

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Pearson P.L.C.	4,010	$65,988
Pearson P.L.C. Sponsored ADR	20,800	346,528
Rexam P.L.C.	45,392	248,210
*Royal Bank of Scotland Group P.L.C.	281,320	187,585
#*Royal Bank of Scotland Group P.L.C. Sponsored ADR	4,288	57,331
Royal Dutch Shell P.L.C. ADR	73,556	5,190,847
RSA Insurance Group P.L.C.	2,793	6,086
Sainsbury (J.) P.L.C.	53,971	329,713
*TUI Travel P.L.C.	1,162	4,708
Vodafone Group P.L.C.	672,985	1,888,794
Vodafone Group P.L.C. Sponsored ADR	97,727	2,771,538
William Morrison Supermarkets P.L.C.	97,778	417,176
*Wolseley P.L.C.	2,899	100,951
WPP P.L.C.	21,749	268,967
Xstrata P.L.C.	46,073	1,020,428

TOTAL UNITED KINGDOM		19,503,326

TOTAL COMMON STOCKS		109,941,630

RIGHTS/WARRANTS — (0.0%)
ITALY — (0.0%)
*Banco Popolare Scarl Rights 02/11/11	3,698	4,987

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (9.4%)
§@DFA Short Term Investment Fund	10,067,482	10,067,482
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $123,075,187 FNMA 7.000%, 10/01/38, valued at $1,395,262) to be repurchased at $1,367,912	$1,368	1,367,904

TOTAL SECURITIES LENDING COLLATERAL		11,435,386

TOTAL INVESTMENTS — (100.0%)
(Cost $114,322,743)##		$121,382,003

1171

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$5,294,187	—	$5,294,187
Austria	—	205,945	—	205,945
Belgium	—	718,384	—	718,384
Canada	$12,791,749	—	—	12,791,749
Denmark	—	1,730,738	—	1,730,738
Finland	—	1,225,912	—	1,225,912
France	111,142	9,560,973	—	9,672,115
Germany	1,963,895	7,904,887	—	9,868,782
Greece	—	49,226	—	49,226
Hong Kong	—	2,115,422	—	2,115,422
Ireland	113,172	—	—	113,172
Israel	101,138	700,376	—	801,514
Italy	352,408	1,711,033	—	2,063,441
Japan	3,835,275	19,976,694	—	23,811,969
Netherlands	602,550	3,832,917	—	4,435,467
New Zealand	—	99,043	—	99,043
Norway	—	1,231,196	—	1,231,196
Portugal	—	94,845	—	94,845
Singapore	—	1,527,367	—	1,527,367
Spain	228,528	2,643,697	—	2,872,225
Sweden	306,900	3,087,629	—	3,394,529
Switzerland	602,506	5,718,570	—	6,321,076
United Kingdom	12,252,890	7,250,436	—	19,503,326
Italy	4,987	—	—	4,987
Securities Lending Collateral	—	11,435,386	—	11,435,386

TOTAL	$33,267,140	$88,114,863	—	$121,382,003

See accompanying Notes to Schedules of Investments.

1172

VA INTERNATIONAL SMALL PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value††
COMMON STOCKS — (88.4%)
AUSTRALIA — (7.2%)
#*Acrux, Ltd.	7,398	$26,294
Adelaide Brighton, Ltd.	26,886	89,806
#*AED Oil, Ltd.	4,139	1,778
#Alesco Corp., Ltd.	6,428	21,061
#*Alliance Resources, Ltd.	21,658	9,002
Amalgamated Holdings, Ltd.	5,533	33,903
Amcom Telecommunications, Ltd.	19,153	6,002
Ansell, Ltd.	8,744	114,825
#*Antares Energy, Ltd.	12,881	4,500
APA Group, Ltd.	19,136	76,072
#APN News & Media, Ltd.	27,122	46,885
ARB Corp., Ltd.	3,547	26,432
#Aristocrat Leisure, Ltd.	5,996	17,781
#*Atlas Iron, Ltd.	17,563	56,206
#*Aurora Oil & Gas, Ltd.	5,774	17,565
Ausdrill, Ltd.	18,630	54,293
#*Ausenco, Ltd.	2,629	8,565
#*Austar United Communications, Ltd.	47,280	45,616
#Austereo Group, Ltd.	21,665	45,243
#*Australian Agricultural Co., Ltd.	18,400	27,931
Australian Infrastructure Fund NL	40,779	77,323
Australian Pharmaceutical Industries, Ltd.	21,680	9,233
*Australian Worldwide Exploration, Ltd.	35,889	63,834
Automotive Holdings Group NL	10,919	27,364
AVJennings, Ltd.	21,460	10,471
*Avoca Resources, Ltd.	11,425	33,668
*Bandanna Energy, Ltd.	2,080	3,006
Beach Petroleum, Ltd.	65,284	51,504
Bendigo Mining, Ltd.	12,000	2,156
*Biota Holdings, Ltd.	9,219	11,760
Blackmores, Ltd.	248	6,893
#*BMA Gold, Ltd.	31,752	9,187
Boart Longyear Group NL	30,454	132,416
*Boom Logistics, Ltd.	20,098	8,416
*Bow Energy, Ltd.	12,835	14,974
Bradken, Ltd.	8,097	74,977
Brickworks, Ltd.	2,046	23,032
#*Brockman Resources, Ltd.	5,611	27,124
Cabcharge Australia, Ltd.	9,538	53,878
#Campbell Brothers, Ltd.	4,965	194,612
*Carnarvon Petroleum, Ltd.	6,703	2,750
Cellestis, Ltd.	1,557	3,734
*Centamin Egypt, Ltd.	45,827	100,161
#*Ceramic Fuel Cells, Ltd.	91,856	12,778
*Chemeq, Ltd.	5,304	439
*Citadel Resource Group, Ltd.	70,340	37,152
*Citigold Corp., Ltd.	58,895	6,472
Clough, Ltd.	17,664	13,172
*Coal of Africa, Ltd.	22,474	37,516
#*Coalspur Mines, Ltd.	21,206	41,107
*Cockatoo Coal, Ltd.	39,936	20,361
ConnectEast Group, Ltd.	210,730	91,266
Consolidated Media Holdings, Ltd.	15,282	45,263
Count Financial, Ltd.	11,804	14,867
Crane Group, Ltd.	6,829	68,034
#CSG, Ltd.	12,251	16,505
*CuDeco, Ltd.	4,262	14,773
David Jones, Ltd.	14,034	66,359

1173

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Deep Yellow, Ltd.	47,823	$15,515
*Discovery Metals, Ltd.	35,121	42,038
Domino’s Pizza Enterprises, Ltd.	611	3,662
DUET Group, Ltd.	52,824	87,847
DuluxGroup, Ltd.	5,996	16,077
#*Eastern Star Gas, Ltd.	16,465	13,146
#*Elders, Ltd.	15,828	7,909
*Energy World Corp., Ltd.	50,545	23,931
Envestra, Ltd.	82,478	47,765
#*Extract Resources, Ltd.	4,219	37,556
#FKP Property Group, Ltd.	51,434	40,848
Fleetwood Corp., Ltd.	6,315	87,746
FlexiGroup, Ltd.	6,860	10,053
#Flight Centre, Ltd.	3,898	91,370
#*Galaxy Resources, Ltd.	14,500	22,725
#*Gindalbie Metals, Ltd.	18,113	24,195
*Giralia Resources NL	9,349	44,362
Goodman Fielder, Ltd.	90,244	113,459
Graincorp, Ltd. Series A	10,303	77,469
GUD Holdings, Ltd.	3,447	35,257
#*Gunns, Ltd.	32,848	18,962
GWA Group, Ltd.	14,186	46,001
Hills Holdings, Ltd.	26,079	48,410
#*Horizon Oil, Ltd.	65,914	20,663
iiNet, Ltd.	8,275	22,000
*Imdex, Ltd.	13,781	26,312
Independence Group NL	6,468	46,378
*Industrea, Ltd.	5,224	6,865
Infigen Energy, Ltd.	14,000	6,941
*International Ferro Metals, Ltd.	5,038	1,719
Invocare, Ltd.	6,435	46,061
IOOF Holdings, Ltd.	13,685	107,048
Iress Market Technology, Ltd.	6,392	57,329
*Iron Ore Holdings, Ltd.	7,983	15,654
*iSOFT Group, Ltd.	71,546	4,996
*Ivanhoe Australia, Ltd.	3,622	11,848
*Jabiru Metals, Ltd.	19,707	12,097
#JB Hi-Fi, Ltd.	7,902	145,473
*Kagara, Ltd.	27,762	21,367
*Karoon Gas Australia, Ltd.	5,930	44,471
#Kingsgate Consolidated, Ltd.	8,435	78,350
Linc Energy, Ltd.	12,969	32,135
#*Lynas Corp., Ltd.	58,152	104,389
MacMahon Holdings, Ltd.	42,067	22,692
*Mantra Resources, Ltd.	5,077	39,726
McMillan Shakespeare, Ltd.	6,700	55,922
#Medusa Mining, Ltd.	3,460	23,066
Mermaid Marine Australia, Ltd.	7,426	23,410
Mincor Resources NL	14,047	24,779
Mineral Resources, Ltd.	3,758	44,554
*Molopo Energy, Ltd.	15,907	16,469
Monadelphous Group, Ltd.	3,946	76,301
Mortgage Choice, Ltd.	10,500	14,526
*Mount Gibson Iron, Ltd.	38,346	81,201
#*Murchison Metals, Ltd.	8,000	10,315
Navitas, Ltd.	19,169	73,038
#*Nufarm, Ltd.	9,844	51,363
Oakton, Ltd.	7,474	17,534
#*Orocobre, Ltd.	7,127	24,175
*Pacific Brands, Ltd.	43,040	44,631
*PanAust, Ltd.	164,021	133,380

1174

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Panoramic Resources, Ltd.	7,300	$17,118
*Paperlinx, Ltd.	26,157	11,773
Peet, Ltd.	6,045	11,626
*Perilya, Ltd.	20,989	11,698
#Perpetual Trustees Australia, Ltd.	2,806	87,846
*Perseus Mining, Ltd.	24,847	70,707
*Pharmaxis, Ltd.	13,796	36,106
*Platinum Australia, Ltd.	23,193	17,190
PMP, Ltd.	17,571	15,847
Premier Investments, Ltd.	3,174	19,516
#Primary Health Care, Ltd.	12,716	46,886
Prime Media Group, Ltd.	5,377	3,498
Programmed Maintenance Service, Ltd.	1,045	1,744
RCR Tomlinson, Ltd.	10,693	15,119
REA Group, Ltd.	1,460	17,361
*Regis Resources, Ltd.	21,064	40,585
Reject Shop, Ltd. (The)	1,278	17,310
*Resolute Mining, Ltd.	14,432	18,965
Ridley Corp., Ltd.	33,330	42,248
*Riversdale Mining, Ltd.	15,333	241,803
*Roc Oil Co., Ltd.	19,451	7,490
SAI Global, Ltd.	10,719	49,972
*Sandfire Resources NL	2,891	20,441
#Seek, Ltd.	4,570	30,453
Select Harvests, Ltd.	3,697	12,250
Servcorp, Ltd.	1,569	4,996
*Service Stream, Ltd.	21,994	14,232
Seven Group Holdings, Ltd.	6,465	58,136
*Sigma Pharmaceuticals, Ltd.	73,664	32,872
*Silex System, Ltd.	7,987	44,215
#*Silver Lake Resources, Ltd.	17,110	32,175
Sirtex Medical, Ltd.	2,800	15,768
SMS Management & Technology, Ltd.	6,207	44,219
Southern Cross Media Group, Ltd.	36,302	69,356
SP Telemedia, Ltd.	25,871	37,564
Spark Infrastructure Group, Ltd.	83,944	96,035
Specialty Fashion Group, Ltd.	19,600	24,796
Spotless Group, Ltd.	14,680	32,921
*St. Barbara, Ltd.	9,666	18,046
Straits Resources, Ltd.	11,702	26,462
STW Communications Group, Ltd.	15,518	17,452
*Sunland Group, Ltd.	14,139	10,997
Super Retail Group, Ltd.	8,081	52,697
*Tap Oil, Ltd.	20,587	16,022
Tassal Group, Ltd.	7,976	14,158
Technology One, Ltd.	23,020	22,558
Ten Network Holdings, Ltd.	43,531	61,066
*Thakral Holdings Group, Ltd.	85,197	41,752
Tower Australia Group, Ltd.	34,290	134,092
Transfield Services, Ltd.	28,963	90,277
Transfield Services, Ltd. Infrastructure Fund	35,604	21,568
*Transpacific Industries Group, Ltd.	28,570	38,031
Trust Co., Ltd. (The)	659	4,362
*UXC, Ltd.	17,099	8,342
*Village Roadshow, Ltd.	10,695	31,697
#*Virgin Blue Holdings, Ltd.	110,192	43,512
Watpac, Ltd.	6,412	10,669
#West Australian Newspapers Holdings, Ltd.	9,178	56,935
Western Areas NL	7,047	45,454
#*White Energy Co., Ltd.	9,723	30,293
WHK Group, Ltd.	9,562	9,990

1175

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Wide Bay Australia, Ltd.	777	$8,055
#Wotif.com Holdings, Ltd.	5,438	23,045

TOTAL AUSTRALIA		6,914,147

AUSTRIA — (1.0%)
Agrana Beteiligungs AG	319	33,181
Andritz AG	791	67,461
*Austriamicrosystems AG	575	28,652
BWIN Interactive Entertainment AG	1,406	52,208
BWT AG	472	13,554
#EVN AG	2,083	35,030
Flughafen Wien AG	543	35,704
*Intercell AG	2,073	28,652
Lenzing AG	350	37,523
Mayr-Melnhof Karton AG	840	99,659
Oberbank AG	1,045	64,208
#Oesterreichischen Post AG	1,448	45,400
*Palfinger AG	904	33,862
*RHI AG	833	31,421
Schoeller-Bleckmann Oilfield Equipment AG	838	68,711
#Uniqa Versicherungen AG	4,023	83,493
*Wienerberger AG	6,853	141,694
Zumtobel AG	2,862	83,402

TOTAL AUSTRIA		983,815

BELGIUM — (1.3%)
Ackermans & van Haaren NV	2,011	172,583
*Agfa-Gevaert NV	15,370	68,335
#Banque Nationale de Belgique SA	20	92,345
*Barco NV	500	34,856
Bekaert SA	1,774	177,552
Compagnie d’Entreprises SA	280	20,710
Compagnie Immobiliere de Belgique SA	200	8,444
Compagnie Maritime Belge SA	1,500	46,870
#*Deceuninck NV	6,500	17,176
D’Ieteren SA	1,850	110,488
Econocom Group SA	1,771	28,282
#Elia System Operator SA NV	1,248	49,839
Euronav SA	1,500	25,460
EVS Broadcast Equipment SA	477	29,222
Exmar NV	1,500	11,877
*Ion Beam Applications SA	675	8,366
Melexis NV	1,058	17,155
#Nyrstar NV	2,067	33,203
Omega Pharma SA	1,200	61,695
Recticel SA	1,421	14,341
*Roularta Media Group NV	455	16,327
Sipef NV	460	43,333
Telenet Group Holding NV	2,829	111,310
Tessenderlo Chemie NV	1,531	54,762
Van de Velde NV	393	20,498

TOTAL BELGIUM		1,275,029

CANADA — (10.7%)
Aastra Technologies, Ltd.	800	17,848
#*Absolute Software Corp.	2,400	8,796
*Advantage Oil & Gas, Ltd.	4,112	30,511
Aecon Group, Inc.	1,200	11,816
#AG Growth International, Inc.	90	4,512
AGF Management, Ltd. Class B	5,044	93,893

1176

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Akita Drilling, Ltd.	1,200	$11,445
Alamos Gold, Inc.	3,100	46,871
#Algonquin Power & Utilities Corp.	4,700	22,905
Alliance Grain Traders, Inc.	462	14,077
#AltaGas, Ltd.	2,600	58,421
*Altius Minerals Corp.	1,000	13,452
*Anatolia Minerals Development, Ltd.	5,100	33,666
*Anderson Energy, Ltd.	5,100	6,010
*Angle Energy, Inc.	2,700	19,441
*Antrim Energy, Inc.	6,500	7,335
*Anvil Mining, Ltd.	4,200	24,411
Astral Media, Inc. Class A	3,600	143,914
ATCO, Ltd.	1,581	92,522
#Atlantic Power Corp.	2,516	38,493
*Atrium Innovations, Inc.	831	13,676
*ATS Automation Tooling System, Inc.	5,060	37,242
*Aura Minerals, Inc.	5,100	19,303
*Aurizon Mines, Ltd.	12,400	78,882
*AXIA NetMedia Corp.	4,000	6,991
*B2Gold Corp.	13,000	29,990
#*Ballard Power Systems, Inc.	3,700	6,097
*Bankers Petroleum, Ltd.	14,456	120,400
*Bellatrix Exploration, Ltd.	4,800	24,303
#*BioExx Specialty Proteins, Ltd.	10,300	23,761
#*Birchcliff Energy, Ltd.	4,800	54,407
*BlackPearl Resources, Inc.	10,525	79,146
BMTC Group, Inc.	850	18,250
#Bonterra Energy Corp.	562	30,099
*Boralex, Inc. Class A	2,200	20,366
*Breakwater Resources, Ltd.	1,850	10,845
*Bridgewater Systems Corp.	1,850	16,535
#*Burcon NutraScience Corp.	600	5,896
CAE, Inc.	12,099	153,813
#Calfrac Well Services, Ltd.	1,100	37,350
*Calvalley Petroleum, Inc.	3,100	13,591
Canaccord Capital, Inc.	2,289	34,860
Canada Bread Co., Ltd.	800	36,431
#Canadian Western Bank	2,800	82,880
Canam Group, Inc. Class A	2,100	14,890
*Canfor Corp.	7,200	87,650
*Cangene Corp.	2,500	7,290
*Capstone Mining Corp.	9,200	42,630
*Cardiome Pharma Corp.	2,500	15,729
Cascades, Inc.	3,900	28,276
#Cash Store Financial Services, Inc. (The)	605	7,776
*Catalyst Paper Corp.	24,005	11,027
CCL Industries, Inc. Class B	1,500	49,478
*Celestica, Inc.	16,300	160,664
*Celtic Exploration, Ltd.	3,000	59,620
*Cequence Energy, Ltd.	2,168	5,824
#*China Gold International Resources Corp., Ltd.	9,700	49,888
*Chinook Energy, Inc.	1,124	2,256
#*Churchill Corp. Class A (The)	1,045	20,590
#Cogeco Cable, Inc.	1,000	42,622
*Colossus Minerals, Inc.	2,400	17,616
*COM DEV International, Ltd.	4,500	10,336
*Compton Petroleum Corp.	7,200	3,164
*Connacher Oil & Gas, Ltd.	18,200	26,173
*Consolidated Thompson Iron Mines, Ltd.	13,300	228,717
*Copper Mountain Mining Corp.	2,900	19,520
Corby Distilleries, Ltd.	900	15,504

1177

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
#*Corridor Resources, Inc.	2,900	$15,465
Corus Entertainment, Inc. Class B	5,400	121,067
#*Corvus Gold, Inc.	630	491
*Cott Corp.	5,400	43,196
*Crew Energy, Inc.	3,552	71,334
#*Crystallex International Corp.	14,000	3,635
Dalsa Corp.	500	9,113
#Daylight Energy, Ltd.	6,814	68,661
*Delphi Energy Corp.	7,188	14,716
#*Denison Mines Corp.	13,884	51,995
*Descartes Systems Group, Inc. (The)	5,100	35,397
*Detour Gold Corp.	2,900	75,675
*Dollarama, Inc.	211	6,016
Dorel Industries, Inc. Class B	1,600	52,329
#*DragonWave, Inc.	1,751	12,450
#*Duluth Metals, Ltd.	6,500	18,825
*Dundee Capital Markets, Inc.	4,400	4,790
#*Dundee Precious Metals, Inc.	4,755	37,039
DundeeWealth, Inc.	4,400	84,498
*Eastern Platinum, Ltd.	39,900	63,754
#*ECU Silver Mining, Inc.	13,950	15,046
E-L Financial Corp., Ltd.	18	8,718
#*Endeavour Silver Corp.	4,916	30,389
Ensign Energy Services, Inc.	6,994	113,220
Equitable Group, Inc.	400	11,185
*Euro Goldfields, Ltd.	5,700	85,385
Evertz Technologies, Ltd.	3,700	64,663
*Excellon Resources, Inc.	9,550	10,109
*Fairborne Energy, Ltd.	5,400	25,076
*Far West Mining, Ltd.	2,200	14,303
*Farallon Mining, Ltd.	17,250	13,609
*First Majestic Silver Corp.	5,500	67,559
#*First Uranium Corp.	4,800	4,746
*FirstService Corp.	315	8,962
*Flint Energy Services, Ltd.	2,500	45,938
*Forsys Metals Corp.	2,500	7,315
*Fortress Paper, Ltd.	500	28,616
Forzani Group, Ltd. Class A	2,300	44,330
*Fronteer Gold, Inc.	9,497	93,799
*Galleon Energy, Inc. Class A	5,400	22,595
*Gammon Gold, Inc.	3,050	22,966
*Garda World Security Corp.	906	8,152
Gennum Corp.	1,400	10,779
*Glacier Media, Inc.	1,800	4,494
Gluskin Shef & Associates, Inc.	1,000	21,471
#*GLV, Inc.	781	6,045
#*Golden Star Resources, Ltd.	13,100	48,405
*Grande Cache Coal Corp.	3,400	36,603
#*Great Basin Gold, Ltd.	11,200	29,528
*Great Canadian Gaming Corp.	3,200	23,360
*Greystar Resources, Ltd.	2,300	7,901
#Groupe Aeroplan, Inc.	12,000	164,178
*Guyana Goldfields, Inc.	1,829	15,781
*Hanfeng Evergreen, Inc.	2,400	13,709
*Harry Winston Diamond Corp.	3,200	34,609
*Heroux-Devtek, Inc.	2,400	16,250
Home Capital Group, Inc.	1,850	101,151
HudBay Minerals, Inc.	6,631	109,794
#IESI-BFC, Ltd.	2,959	70,329
#*Imax Corp.	1,881	48,107
*Imperial Metals Corp.	2,500	56,249

1178

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Imris, Inc.	1,500	$11,849
Industrial Alliance Insurance & Financial Services, Inc.	472	17,323
Innergex Renewable Energy, Inc.	1,410	13,870
*International Forest Products, Ltd. Class A	3,600	20,996
#*International Tower Hill Mines, Ltd.	1,260	11,589
*Intertape Polymer Group, Inc.	900	1,043
#*Ivanhoe Energy, Inc.	10,100	35,201
#*Jaguar Mining, Inc.	4,030	23,986
Jean Coutu Group (PJC), Inc. Class A (The)	3,375	31,615
#*Keegan Resources, Inc.	2,901	21,323
*Kingsway Financial Services, Inc.	2,400	3,116
*Kirkland Lake Gold, Inc.	3,200	43,589
*La Mancha Resources, Inc.	4,326	9,893
#*Labopharm, Inc.	2,500	2,122
*Labrador Iron Mines Holdings, Ltd.	1,400	15,589
*Lake Shore Gold Corp.	9,700	35,842
*Laramide Resources, Ltd.	1,600	3,835
Laurentian Bank of Canada	1,400	74,240
#Le Chateau, Inc. Class A	1,200	13,745
*Legacy Oil & Gas, Inc.	3,200	49,373
Leon’s Furniture, Ltd.	2,400	35,951
Linamar Corp.	3,100	65,384
*MacDonald Dettweiler & Associates, Ltd.	1,700	82,305
#*MAG Silver Corp.	2,486	24,107
Major Drilling Group International, Inc.	1,200	50,608
Manitoba Telecom Services, Inc.	645	19,884
Maple Leaf Foods, Inc.	5,400	61,747
Marsulex, Inc.	200	2,630
*Martinrea International, Inc.	3,500	35,897
*Maxim Power Corp.	1,300	3,635
MDC Partners, Inc.	1,500	24,851
*MDS, Inc.	8,500	97,194
#*Mega Uranium, Ltd.	2,800	2,712
#*Mercator Minerals, Ltd.	8,400	36,071
Methanex Corp.	5,417	147,252
*Midway Energy, Ltd.	6,100	30,215
#*Minera Andes, Inc.	17,100	42,863
Mosaid Technologies, Inc.	1,000	31,997
*Nautilus Minerals, Inc.	5,100	15,992
*Neo Material Technologies, Inc.	2,450	19,720
*New Gold, Inc.	6,557	52,516
Newalta Corp.	1,795	22,730
#*NGEx Resources, Inc.	528	712
*Norbord, Inc.	1,690	25,198
*North American Energy Partners, Inc.	1,500	17,976
*North American Palladium, Ltd.	5,795	38,022
*Northern Dynasty Minerals, Ltd.	2,375	43,570
*Northgate Minerals Corp.	22,300	57,011
#*Novagold Resources, Inc.	4,050	53,954
Nuvista Energy, Ltd.	4,124	38,960
#*Oncolytics Biotech, Inc.	4,000	25,006
*Open Text Corp.	2,356	116,324
*Pace Oil & Gas, Ltd.	525	4,645
#*Paladin Labs, Inc.	387	13,662
*Paramount Resources, Ltd. Class A	2,300	70,905
Pason Systems, Inc.	3,100	44,270
#Perpetual Energy, Inc.	4,555	18,423
*Petrolifera Petroleum, Ltd.	1,200	1,318
*Petrominerales, Ltd.	1,400	54,582
*PolyMet Mining Corp.	7,263	14,797
*Precision Drilling Corp.	1,267	13,311

1179

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Premium Brands Holdings Corp.	1,330	$19,843
Progress Energy Resources Corp.	6,600	89,771
*QLT, Inc.	5,800	40,661
*Quadra FNX Mining, Ltd.	10,651	143,595
Quebecor, Inc. Class B	3,900	138,224
*Queenston Mining, Inc.	2,500	12,883
#*Questerre Energy Corp.	6,950	10,342
*Ram Power Corp.	2,670	5,226
Reitmans Canada, Ltd. Class A	4,500	81,250
#*Resverlogix Corp.	1,300	2,739
Richelieu Hardware, Ltd.	1,000	29,660
#Ritchie Brothers Auctioneers, Inc.	6,300	157,288
*RONA, Inc.	8,785	123,087
*Rubicon Minerals Corp.	8,300	39,869
*Ruggedcom, Inc.	981	19,104
Russel Metals, Inc.	4,900	114,456
Savanna Energy Services Corp.	4,382	31,026
*Seabridge Gold, Inc.	630	17,685
Sears Canada, Inc.	275	5,374
*SEMAFO, Inc.	12,700	129,365
ShawCor, Ltd.	3,000	108,663
Sherritt International Corp.	9,100	79,427
*Shore Gold, Inc.	15,000	11,984
*Sierra Wireless, Inc.	1,200	16,957
#*Silver Standard Resources, Inc.	4,900	113,184
Silvercorp Metals, Inc.	8,700	92,009
#*SouthGobi Resources, Ltd.	9,305	133,161
*Sprott Resource Corp.	1,925	9,708
*Sprott Resource Lending Corp.	6,900	12,128
#Sprott, Inc.	1,938	16,489
*St. Andrew Goldfields, Ltd.	13,300	17,798
*Stantec, Inc.	2,400	68,452
Stella-Jones, Inc.	700	24,124
#Student Transportation, Inc.	3,797	24,041
*SunOpta, Inc.	3,300	24,321
#Superior Plus Corp.	4,400	51,938
*SXC Health Solutions Corp.	3,030	145,849
#*Tanzanian Royalty Exploration Corp.	3,400	21,731
*Taseko Mines, Ltd.	7,000	39,636
*Theratechnologies, Inc.	1,400	8,249
#*Thompson Creek Metals Co., Inc.	9,365	127,099
#*Timminco, Ltd.	6,400	3,707
#*TMX Group, Inc.	202	7,690
Toromont Industries, Ltd.	3,109	97,584
#Torstar Corp. Class B	3,700	51,989
Total Energy Services, Inc.	890	12,710
Transcontinental, Inc. Class A	3,600	61,225
TransForce, Inc.	2,336	31,400
*Transglobe Energy Corp.	4,200	51,171
#Trican Well Service, Ltd.	5,100	111,743
#Trilogy Energy Corp.	2,255	31,955
#Trinidad Drilling, Ltd.	4,100	29,562
TVA Group, Inc. Class B	1,200	17,257
*UEX Corp.	6,400	14,700
Uni-Select, Inc.	800	22,570
*Vector Aerospace Corp.	1,371	13,965
*Vero Energy, Inc.	3,031	18,404
#*Virginia Mines, Inc.	1,215	8,615
*Vitran Corp., Inc.	1,100	15,236
WaterFurnace Renewable Energy, Inc.	300	7,511
*Wesdome Gold Mines, Ltd.	3,085	8,349

1180

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
West Fraser Timber Co., Ltd.	2,500	$125,980
Western Financial Group, Inc.	3,800	15,635
*Westport Innovations, Inc.	2,900	45,469
Wi-Lan, Inc.	4,600	30,411
Winpak, Ltd.	2,400	28,857
*Xtreme Coil Drilling Corp.	1,900	9,297
*Zarlink Semiconductor, Inc.	11,020	20,470

TOTAL CANADA		10,189,467

DENMARK — (0.9%)
*Alm. Brand A.S.	7,780	17,708
*Amagerbanken A.S.	6,200	4,013
Ambu A.S.	212	6,465
Auriga Industries A.S. Series B	950	15,728
#*Bang & Olufsen Holdings A.S.	2,970	37,466
*Bavarian Nordic A.S.	300	14,471
D/S Norden A.S.	1,218	41,347
*Dalhoff, Larson & Horneman A.S. Series B	1,100	6,631
*DFDS A.S.	512	43,367
East Asiatic Co., Ltd. A.S.	1,200	36,720
*Fionia Holding A.S.	750	—
*GN Store Nord A.S.	10,683	102,326
#*Greentech Energy Systems A.S.	2,200	6,836
IC Companys A.S.	310	14,139
*NeuroSearch A.S.	1,221	19,446
#NKT Holding A.S.	1,466	85,464
*Nordjyske Bank A.S.	422	8,698
#*Parken Sport & Entertainment A.S.	400	8,127
#Per Aarsleff A.S. Series B	150	11,994
*Ringkjoebing Landbobank A.S.	188	25,602
#*Royal Unibrew A.S.	500	31,721
#Satair A.S.	473	30,300
Schouw & Co. A.S.	1,700	38,871
SimCorp A.S.	200	30,491
*Sjaelso Gruppen A.S.	1,000	2,336
Solar Holdings A.S. Series B	75	6,012
*Spar Nord Bank A.S.	1,650	17,724
*Sparbank A.S.	225	3,357
*Sydbank A.S.	3,339	96,424
Thrane & Thrane A.S.	400	19,026
*TK Development A.S.	2,549	10,668
#*Topdanmark A.S.	522	75,392
#*TopoTarget A.S.	14,000	8,424
*Vestjysk Bank A.S.	725	9,006

TOTAL DENMARK		886,300

FINLAND — (2.2%)
Ahlstrom Oyj	225	4,863
Alma Media Oyj	4,469	52,404
Amer Sports Oyj Series A	8,795	123,174
Aspo Oyj	2,350	29,314
#Cargotec Oyj Series B	499	23,311
*Cramo Oyj	1,300	34,345
*Elcoteq SE	500	883
*Elektrobit Corp. Oyj	7,600	7,509
Elisa Oyj	390	8,583
*Finnair Oyj	3,800	26,021
*Finnlines Oyj	2,099	22,697
#Fiskars Oyj Abp Series A	3,740	88,784
#F-Secure Oyj	5,200	15,811
*Glaston Oyj Abp	4,200	5,964

1181

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
FINLAND — (Continued)
HKScan Oyj	1,550	$16,554
Huhtamaki Oyj	4,350	63,078
KCI Konecranes Oyj	3,400	142,744
#Kemira Oyj	4,600	71,697
Kesko Oyj	1,869	89,815
#Lassila & Tikanoja Oyj	2,281	43,371
*Lemminkainen Oyj	500	17,612
#*M-Real Oyj Series B	6,143	27,225
Olvi Oyj Series A	639	29,446
Oriola-KD Oyj Series B	3,288	14,527
Orion Oyj Series A	3,616	81,722
Orion Oyj Series B	5,451	123,188
Outotec Oyj	956	53,632
PKC Group Oyj	1,500	31,215
Pohjola Bank P.L.C.	8,736	116,509
#Ponsse Oyj	1,180	18,097
#Poyry Oyj	3,314	40,463
#Raisio P.L.C.	4,000	14,135
#Ramirent Oyj	2,800	38,709
Rapala VMC Oyj	1,900	18,622
*Rautaruukki Oyj Series K	1,134	28,300
#Ruukki Group Oyj	13,258	35,653
Sanoma Oyj	5,315	124,264
Stockmann Oyj Abp Series A	1,299	48,348
#Stockmann Oyj Abp Series B	1,709	54,939
*Tecnomen Lifetree Oyj	5,600	4,832
Tieto Oyj	3,912	82,377
#*Tikkurila Oyj	1,149	24,871
#Uponor Oyj Series A	3,000	52,175
#Vacon Oyj	695	37,123
Vaisala Oyj Series A	700	20,283
Yit Oyj	5,529	139,416

TOTAL FINLAND		2,148,605

FRANCE — (4.4%)
Ales Groupe SA	960	15,332
ALTEN SA	2,004	69,724
#*Altran Technologies SA	5,342	26,286
April Group SA	1,417	45,225
Arkema SA	2,964	206,120
Assystem SA	808	16,514
*Atari SA	88	362
*Atos Origin SA	3,083	171,528
#*Beneteau SA	2,000	43,125
Boiron SA	712	27,652
*Bonduelle SCA	272	25,770
Bongrain SA	669	54,841
#Bourbon SA	2,621	116,472
#*Bull SA	1,837	8,100
Canal Plus SA	2,031	15,425
CEGID Group SA	250	7,348
*Cie Generale de Geophysique - Veritas SA	8,042	243,595
#*Club Mediterranee SA	800	18,322
Delachaux SA	516	44,449
*Derichebourg SA	4,536	38,449
Electricite de Strasbourg SA	132	21,669
Entrepose Contracting SA	184	26,923
Esso S.A.F.	197	28,181
Establissements Maurel et Prom SA	6,624	123,995
*Euler Hermes SA	711	65,415
*Faurecia SA	2,080	72,151

1182

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Fimalac SA	506	$21,985
Gaumont SA	129	7,899
*GFI Informatique SA	1,729	7,645
GL Events SA	619	21,039
Groupe Crit SA	450	13,295
Groupe Steria SCA	1,768	50,969
Guerbet SA	122	10,451
Guyenne et Gascogne SA	300	37,729
*Haulotte Group SA	1,014	15,885
Havas SA	26,436	138,366
Ingenico SA	2,536	94,121
Ipsos SA	1,795	87,034
#Laurent-Perrier SA	195	20,159
Lisi SA	500	37,602
M6 Metropole Television SA	2,898	70,695
#*Manitou BF SA	1,600	46,069
Manutan International SA	508	35,108
Mersen SA	1,018	53,713
#Neopost SA	1,789	161,842
Nexans SA	2,122	170,234
Nexity SA	600	27,698
NRJ Group SA	2,200	24,995
Orpea SA	686	32,276
#*PagesJaunes Groupe SA	475	4,872
Pierre & Vacances SA	387	33,945
Plastic Omnium SA	372	29,049
Rallye SA	993	44,829
*Recylex SA	1,500	14,391
Remy Cointreau SA	1,595	112,666
*Rhodia SA	795	23,715
Rubis SA	473	54,920
Saft Groupe SA	823	31,189
SAMSE SA	132	14,082
SEB SA	558	55,388
#Sechilienne SA	1,311	37,029
Societe BIC SA	1,629	139,949
Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	210	12,505
#*Soitec SA	6,107	75,537
Somfy SA	212	53,209
Sopra Group SA	500	46,705
#Stallergenes SA	534	43,072
*Ste Industrielle d’Aviation Latecoere SA	468	5,591
Stef-TFE SA	287	16,020
Sucriere de Pithiviers Le Vieil SA	23	26,739
Teleperformance SA	2,889	103,967
#*Theolia SA	3,351	5,545
Toupargel Groupe SA	390	7,549
*Trigano SA	1,363	45,727
#*UbiSoft Entertainment SA	1,884	22,130
*Valeo SA	1,459	85,522
Viel et Compagnie SA	3,926	16,078
#Vilmorin & Cie SA	344	41,661
Virbac SA	328	50,877
VM Materiaux SA	186	10,919
Zodiac Aerospace SA	2,571	191,657

TOTAL FRANCE		4,176,816

GERMANY — (4.5%)
*Aareal Bank AG	1,300	40,182
*ADVA AG Optical Networking	1,887	16,423
*Agennix AG	310	1,447

1183

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
#Aixtron AG	5,535	$228,546
*Augusta Technologie AG	189	4,428
Aurubis AG	2,266	128,158
Baader Bank AG	2,200	9,768
*Balda AG	916	9,097
*Bauer AG	422	21,525
Bechtle AG	929	38,425
*Bertrandt AG	316	22,802
Bilfinger Berger SE	2,546	225,225
Biotest AG	393	25,571
Carl Zeiss Meditec AG	1,674	32,042
*Centrotec Sustainable AG	1,248	34,088
Cewe Color Holding AG	476	21,668
Comdirect Bank AG	2,500	27,783
#*Conergy AG	12,903	7,494
#*Constantin Medien AG	3,300	7,424
CTS Eventim AG	679	43,742
*Curanum AG	2,004	6,673
*Demag Cranes AG	707	34,188
*Deutz AG	4,400	36,825
Douglas Holding AG	1,917	103,163
Drillisch AG	1,695	13,915
*Duerr AG	500	16,730
DVB Bank SE	2,260	79,420
ElreingKlinger AG	1,426	45,977
*Evotec AG	4,738	21,521
Fielmann AG	827	75,286
Freenet AG	2,138	25,132
Fuchs Petrolub AG	401	50,406
*Gerresheimer AG	1,899	78,764
Gerry Weber International AG	963	46,223
GFK SE	1,560	80,768
Gildemeister AG	2,770	59,427
*Grammer AG	863	19,794
Grenkeleasing AG	327	17,509
#*Heidelberger Druckmaschinen AG	12,528	59,786
Indus Holding AG	494	14,785
Interseroh SE	220	13,876
#*IVG Immobilien AG	6,804	66,630
*Jenoptik AG	3,249	24,741
*Kloeckner & Co. SE	2,329	74,931
*Koenig & Bauer AG	1,126	26,322
Kontron AG	2,224	25,548
#*Krones AG	792	51,671
KSB AG	31	25,433
*Kuka AG	1,360	32,484
KWS Saat AG	150	29,393
*Leoni AG	1,605	67,927
*LPKF Laser & Electronics AG	984	19,203
*Manz Automation AG	20	1,292
Medion AG	1,579	26,217
#MLP AG	3,534	37,599
*Morphosys AG	1,083	28,472
MTU Aero Engines Holding AG	1,946	137,964
MVV Energie AG	364	13,491
Nemetschek AG	707	31,168
#*Nordex SE	1,260	9,305
Pfeiffer Vacuum Technology AG	432	50,057
#*Pfleiderer AG	3,100	7,273
*PNE Wind AG	4,418	11,163
#*QSC AG	2,060	9,173

1184

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Rational AG	151	$31,285
Renk AG	457	43,703
Repower Systems AG	62	10,421
Rheinmetall AG	1,941	165,942
Rhoen-Klinikum AG	7,370	172,262
*Roth & Rau AG	699	14,313
Sartorius AG	335	13,649
*Sedo Holding AG	1,033	5,713
*Senator Entertainment AG	140	61
#*SGL Carbon SE	2,674	101,036
#*Singulus Technologies AG	700	4,042
Sixt AG	900	40,473
*Sky Deutschland AG	22,676	85,651
Software AG	1,160	183,678
#*Solarworld AG	779	7,701
#*Solon SE	507	1,545
Stada Arzneimittel AG	4,339	161,456
STINAG Stuttgarter Invest AG	1,000	24,362
Symrise AG	6,477	182,858
Takkt AG	1,500	23,596
*Technotrans AG	637	6,339
Tognum AG	2,339	58,947
#*TUI AG	3,198	44,130
#*Versatel AG	1,439	9,465
Vossloh AG	727	90,230
*VTG AG	287	5,745
#Wincor Nixdorf AG	1,480	112,816
#Wirecard AG	3,775	60,288

TOTAL GERMANY		4,315,170

GREECE — (0.7%)
*Agricultural Bank of Greece S.A.	13,536	14,082
Alapis Holding Industrial & Commercial S.A. of Pharmaceutical Chemical Products	4,983	3,622
*Alpha Bank A.E.	7,272	42,663
*Anek Lines S.A.	5,508	1,730
*Astir Palace Hotels S.A.	2,100	6,040
*Attica Bank S.A.	5,715	7,638
Bank of Greece S.A.	1,143	54,798
*EFG Eurobank Ergasias S.A.	989	5,803
Ellaktor S.A.	9,312	48,129
EYDAP Athens Water Supply & Sewage Co. S.A	1,743	11,804
*Forthnet S.A.	5,680	4,973
Fourlis Holdings S.A.	2,390	18,295
Frigoglass S.A	750	11,547
GEK Terna S.A.	4,087	19,845
*Geniki Bank S.A.	1,124	3,006
*Halkor S.A	2,770	3,454
Hellenic Exchanges S.A.	1,918	14,707
Hellenic Petroleum S.A.	576	5,487
Heracles General Cement Co. S.A.	5,120	33,010
Iaso S.A.	3,087	5,660
*Intracom Holdings S.A.	5,500	3,841
*Intralot S.A. Integrated Lottery Systems & Services	5,249	18,034
J&P-Avax S.A.	3,100	5,797
JUMBO S.A.	42	292
*Lambrakis Press S.A.	6,399	4,475
Marfin Investment Group S.A.	20,116	19,776
Metka S.A.	1,850	27,103
Michaniki S.A.	3,160	1,988
Motor Oil (Hellas) Corinth Refineries S.A.	2,329	29,522
*Mytilineos Holdings S.A.	4,200	30,140

1185

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
GREECE — (Continued)
S&B Industrial Minerals S.A.	1,686	$9,536
*Sidenor Steel Products Manufacturing Co. S.A.	2,262	9,766
*Technical Olympic S.A.	1,375	2,375
Titan Cement Co. S.A.	3,511	74,169
*TT Hellenic Postbank S.A.	10,394	45,047
*Viohalco S.A.	9,200	56,359

TOTAL GREECE		654,513

HONG KONG — (2.6%)
Alco Holdings, Ltd.	68,000	32,006
Allied Group, Ltd.	17,600	65,539
Allied Properties, Ltd.	219,416	42,594
*Apac Resources, Ltd.	320,000	20,408
#*Artel Solutions Group Holdings, Ltd.	250,000	9,305
Asia Financial Holdings, Ltd.	54,874	25,233
Asia Satellite Telecommunications Holdings, Ltd.	11,500	19,908
Asia Standard International Group, Ltd.	24,940	6,360
*Associated International Hotels, Ltd.	28,000	62,498
#*Bonjour Holdings, Ltd.	56,000	10,094
C C Land Holdings, Ltd.	76,000	27,821
Cafe de Coral Holdings, Ltd.	20,000	47,950
*Capital Publications, Ltd.	192,000	4,157
Century City International Holdings, Ltd.	43,340	3,342
Champion Technology Holdings, Ltd.	87,828	1,850
Chen Hsong Holdings, Ltd.	30,000	17,459
Chevalier International Holdings, Ltd.	4,000	4,882
*China Electronics Corp. Holdings Co., Ltd.	68,000	8,163
*China Energy Development Holdings, Ltd.	162,000	8,954
*China Public Procurement, Ltd.	72,000	6,280
*China Solar Energy Holdings, Ltd.	330,000	5,192
*China Sonangol Resources Enterprise, Ltd.	32,000	6,219
*China Strategic Holdings, Ltd.	245,000	7,831
*China WindPower Group, Ltd.	210,000	20,255
China-Hongkong Photo Products Holdings, Ltd.	90,000	11,187
Chong Hing Bank, Ltd.	11,000	32,099
Chow Sang Sang Holdings, Ltd.	18,000	37,774
#Citic 1616 Holdings, Ltd.	55,000	17,212
City Telecom, Ltd.	32,239	22,390
*CK Life Sciences International Holdings, Inc.	152,000	11,740
*CP Lotus Corp.	290,000	11,355
Cross-Harbour Holdings, Ltd. (The)	30,658	27,004
*CSI Properties, Ltd.	190,000	5,562
*CST Mining Group, Ltd.	1,088,000	32,073
*Culture Landmark Investment, Ltd.	320,000	7,850
Dah Sing Financial Holdings, Ltd.	2,250	15,794
*Dejin Resources Group Co., Ltd.	160,000	6,383
Dickson Concepts International, Ltd.	14,500	11,345
DVN Holdings, Ltd.	68,000	4,471
Dynamic Holdings, Ltd.	20,000	4,128
*EganaGoldpfeil Holdings, Ltd.	85,130	—
Emperor International Holdings, Ltd.	100,334	20,315
*Emperor Watch & Jewellery, Ltd.	130,000	19,106
*EPI Holdings, Ltd.	7,132	50
EVA Precision Industrial Holdings, Ltd.	18,000	15,638
Far East Consortium International, Ltd.	48,560	12,626
*Fong’s Industries Co., Ltd.	18,000	12,162
*Fountain SET Holdings, Ltd.	28,000	5,310
Fubon Bank Hong Kong, Ltd.	34,000	21,548
Get Nice Holdings, Ltd.	150,000	10,853
Giordano International, Ltd.	66,000	39,272
Glorious Sun Enterprises, Ltd.	48,000	20,745

1186

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Golden Resorts Group, Ltd.	244,000	$14,081
Goldin Financial Holdings, Ltd.	60,000	6,179
*Goldin Properties Holdings, Ltd.	42,000	24,506
*Grande Holdings, Ltd.	28,000	1,849
*G-Resources Group, Ltd.	801,000	60,906
Haitong International Securities Group, Ltd.	8,077	5,791
Hang Ten Group Holdings, Ltd.	93	22
Harbour Centre Development, Ltd.	13,500	18,761
HKR International, Ltd.	34,533	21,712
Hong Kong Ferry Holdings, Ltd.	12,000	11,610
#Hong Kong Resources Holdings Co., Ltd.	72,000	8,362
*Hongkong Chinese, Ltd.	90,000	19,413
Hung Hing Printing Group, Ltd.	29,815	12,999
*Huscoke Resources Holdings, Ltd.	282,000	14,488
*Hutchison Harbour Ring, Ltd.	162,000	20,781
*I-Cable Communications, Ltd.	34,000	4,162
#K Wah International Holdings, Ltd.	62,078	28,281
*King Stone Energy Group, Ltd.	1,180,000	27,699
*Kowloon Development Co., Ltd.	14,000	20,430
*Lai Sun Development Co., Ltd.	625,000	22,615
*Lee & Man Holdings, Ltd.	22,000	24,544
*Lippo China Resources, Ltd.	586,000	22,277
Liu Chong Hing Investment, Ltd.	18,000	27,060
Luk Fook Holdings International, Ltd.	12,000	37,444
Lung Kee (Bermuda) Holdings, Ltd.	26,000	17,540
*Magnificent Estates, Ltd.	336,000	15,357
Melco International Development, Ltd.	62,000	46,253
Midland Holdings, Ltd.	34,000	27,535
*Ming Fai International Holdings, Ltd.	44,000	15,897
*Ming Fung Jewellery Group, Ltd.	100,000	9,645
Miramar Hotel & Investment Co., Ltd.	20,000	24,806
#Neo-Neon Holdings, Ltd.	25,000	13,139
*New Times Energy Corp, Ltd.	464,000	11,337
Neway Group Holdings, Ltd.	230,000	8,434
*Newocean Green Energy Holdings, Ltd.	42,000	8,050
*Next Media, Ltd.	38,000	5,417
*Norstar Founders Group, Ltd.	56,000	—
*Orange Sky Golden Harvest Entertainment Holdings, Ltd.	115,000	8,767
*Pacific Andes International Holdings, Ltd.	56,000	10,034
Pacific Basin Shipping, Ltd.	117,000	76,363
Pacific Century Premium Developments, Ltd.	60,000	11,276
Pacific Textile Holdings, Ltd.	29,000	18,617
Paliburg Holdings, Ltd.	26,000	9,976
*Pearl Oriental Innovation, Ltd.	48,000	7,489
Phoenix Satellite Television Holdings, Ltd.	34,000	12,359
*Pico Far East Holdings, Ltd.	96,000	19,488
*Polytec Asset Holdings, Ltd.	30,000	5,091
Public Financial Holdings, Ltd.	24,000	16,949
*PYI Corp., Ltd.	169,839	9,109
Regal Hotels International Holdings, Ltd.	29,000	11,828
*Rising Development Holdings, Ltd.	30,000	6,223
Sa Sa International Holdings, Ltd.	92,000	50,770
Samling Global, Ltd.	130,000	10,223
SEA Holdings, Ltd.	38,000	24,642
Shui On Construction & Materials, Ltd.	16,000	22,122
Shun Tak Holdings, Ltd.	48,000	30,004
Sing Tao News Corp., Ltd.	14,000	4,524
*Singamas Container Holdings, Ltd.	90,000	31,026
*Sino-Tech International Holdings, Ltd.	100,000	3,481
#Smartone Telecommunications Holdings, Ltd.	18,000	49,965
Solomon Systech International, Ltd.	58,000	3,620

1187

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Stella International Holdings, Ltd.	11,500	$25,012
Sun Hung Kai & Co., Ltd.	24,464	18,263
*Sun Innovation Holdings, Ltd.	180,000	6,026
Tai Cheung Holdings, Ltd.	25,000	20,144
#Techtronic Industries Co., Ltd.	63,500	79,744
*Texhong Textile Group, Ltd.	32,000	29,968
Texwinca Holdings, Ltd.	30,000	32,567
*Theme International Holdings, Ltd.	100,000	7,677
*Titan Petrochemicals Group, Ltd.	160,000	11,947
Transport International Holdings, Ltd.	15,200	48,701
Upbest Group, Ltd.	74,000	8,650
#Value Partners Group, Ltd.	16,000	15,602
Varitronix International, Ltd.	20,009	10,130
Victory City International Holdings, Ltd.	36,937	7,806
Vitasoy International Holdings, Ltd.	56,000	49,429
*Vongroup, Ltd.	190,000	1,865
*VST Holdings, Ltd.	28,000	10,256
*Wah Nam International Holdings, Ltd.	88,000	14,014
Wai Kee Holdings, Ltd.	52,000	11,150
Wing On Co. International, Ltd.	18,000	37,413
*Wing Tai Properties, Ltd.	6,000	2,494

TOTAL HONG KONG		2,462,478

IRELAND — (0.8%)
*Aer Lingus Group P.L.C.	12,225	17,298
C&C Group P.L.C.	14,868	69,446
DCC P.L.C. (0242493)	3,673	108,735
DCC P.L.C. (4189477)	1,973	58,383
FBD Holdings P.L.C.	1,308	11,763
Glanbia P.L.C.	12,578	67,854
Grafton Group P.L.C.	7,308	34,212
Greencore Group P.L.C.	7,524	11,353
*Independent News & Media P.L.C.	4,506	3,709
Irish Continental Group P.L.C.	1,460	35,054
*Irish Life & Permanent Group Holdings P.L.C.	4,180	4,871
*Kenmare Resources P.L.C.	50,648	27,630
Kingspan Group P.L.C.	7,161	63,996
Paddy Power P.L.C. (0258810)	1,777	70,098
Paddy Power P.L.C. (4828974)	1,228	48,370
*Smurfit Kappa Group P.L.C.	5,186	62,019
United Drug P.L.C.	18,534	55,017

TOTAL IRELAND		749,808

ISRAEL — (0.7%)
*Africa Israel Investments, Ltd.	1,348	11,021
*AudioCodes, Ltd.	1,200	8,279
*Clal Biotechnology Industries, Ltd.	3,640	22,879
Clal Industries & Investments, Ltd.	3,834	29,937
Clal Insurance Enterprise Holdings, Ltd.	1,159	30,688
*Delek Automotive Systems, Ltd.	898	12,072
First International Bank Of Israel, Ltd.	990	13,848
*Frutarom Industries, Ltd.	1,750	17,308
*Given Imaging, Ltd.	364	6,227
*Hadera Paper, Ltd.	146	10,687
Harel Insurance Investments & Finances, Ltd.	720	40,763
*Hot Telecommunications Systems, Ltd.	1,151	18,771
*Israel Discount Bank, Ltd.	21,880	43,520
*Ituran Location & Control, Ltd.	828	12,972
*Jerusalem Oil Exploration, Ltd.	249	4,850
*Makhteshim-Agan Industries, Ltd.	4,386	21,348
Matrix IT, Ltd.	1,899	10,804

1188

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
*Menorah Mivtachim Holdings, Ltd.	1,117	$14,309
*Migdal Insurance & Financial Holding, Ltd.	14,636	26,645
Mizrahi Tefahot Bank, Ltd.	3,828	36,384
*NICE Systems, Ltd.	1,342	43,705
*NICE Systems, Ltd. Sponsored ADR	1,747	57,162
*Oil Refineries, Ltd.	37,978	26,319
*Ormat Industries, Ltd.	2,690	21,656
Osem Investments, Ltd.	651	10,141
*Paz Oil Co., Ltd.	186	32,228
*Phoenix Holdings, Ltd. (The)	4,361	14,941
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	415	12,659
*Retalix, Ltd.	608	8,689
Shikun & Binui, Ltd.	5,366	14,341
*Strauss Group, Ltd.	534	7,618
Super-Sol, Ltd. Series B	4,123	23,579
*Tower Semiconductor, Ltd.	6,696	9,091

TOTAL ISRAEL		675,441

ITALY — (2.8%)
*ACEA SpA	3,393	38,457
Acegas-APS SpA	1,710	8,907
*Aedes SpA	2,841	762
Amplifon SpA	2,320	11,754
Ansaldo STS SpA	3,369	51,064
*Arnoldo Mondadori Editore SpA	7,418	26,168
Astaldi SpA	3,158	20,183
*Autogrill SpA	6,097	87,712
Azimut Holding SpA	8,914	93,677
Banca Generali SpA	2,496	33,894
*Banca Intermobiliare SpA	5,000	28,689
#Banca Piccolo Credito Valtellinese Scarl	9,996	49,559
*Banca Popolare dell’Etruria e del Lazio Scarl	2,881	12,601
*Banca Popolare di Sondrio Scarl	3,315	29,114
*Banca Profilo SpA	12,870	7,174
Banco di Desio e della Brianza SpA	5,000	25,433
Benetton Group SpA	3,983	27,677
Brembo SpA	1,837	20,289
Bulgari SpA	9,945	103,714
#Buzzi Unicem SpA	4,209	52,907
*C.I.R. SpA - Compagnie Industriali Riunite	26,265	55,396
Caltagirone Editore SpA	3,000	7,392
*Carraro SpA	1,070	5,735
Cementir Holding SpA	2,366	7,112
Class Editore SpA	3,300	2,052
Credito Artigiano SpA	3,415	6,207
Credito Bergamasco SpA	555	15,977
Credito Emiliano SpA	5,091	36,152
Danieli & Co. SpA	2,142	65,765
Davide Campari - Milano SpA	16,992	108,491
De Longhi SpA	4,801	44,438
DiaSorin SpA	1,751	83,807
#ERG SpA	3,547	50,731
Esprinet SpA	1,098	8,202
#Falck Renewables SpA	1,592	4,710
*Gemina SpA	34,444	27,088
#Geox SpA	3,764	19,082
*Gruppo Coin SpA	2,813	28,785
*Gruppo Editoriale L’Espresso SpA	7,849	19,114
Hera SpA	44,932	104,604
#Immsi SpA	8,658	9,764
#*Impregilo SpA	16,957	51,628

1189

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
Indesit Co. SpA	2,500	$27,436
Industria Macchine Automatiche SpA	1,436	29,121
*Intek SpA	6,063	3,405
*Interpump Group SpA	2,893	22,730
Iren SpA	16,820	29,244
#Italcementi SpA	4,664	37,628
Italmobiliare SpA	273	10,315
*KME Group SpA	17,854	8,367
*Landi Renzo SpA	1,740	6,794
#Lottomatica SpA	2,709	39,317
Maire Tecnimont SpA	16,000	76,256
#*Mariella Burani SpA	427	1,475
MARR SpA	2,435	29,298
Milano Assicurazioni SpA	20,783	34,452
Piaggio & C. SpA	3,732	11,747
#Pirelli & Co. SpA	14,279	109,113
*Prelios SpA	34,449	25,240
#*Premafin Finanziaria SpA	21,959	22,070
Prysmian SpA	8,402	169,667
Recordati SpA	9,617	87,196
*Sabaf SpA	217	7,151
*SAES Getters SpA	616	6,453
Societa Iniziative Autostradali e Servizi SpA	5,499	59,051
Societe Cattolica di Assicurazoni Scrl SpA	2,483	65,718
*Sogefi SpA	3,015	9,382
Sol SpA	2,651	19,038
*Sorin SpA	10,530	26,535
*Telecom Italia Media SpA	3,441	921
#*Tiscali SpA	110,959	13,617
Tod’s SpA	1,030	105,565
#Trevi Finanziaria SpA	999	15,371
Vianini Lavori SpA	3,006	16,926
Vittoria Assicurazioni SpA	2,848	13,804
*Zignago Vetro SpA	1,724	11,844

TOTAL ITALY		2,644,214

JAPAN — (18.7%)
*Accordia Golf Co., Ltd.	29	23,673
Achilles Corp.	6,000	8,852
Adeka Corp.	5,200	59,604
Advan Co., Ltd.	2,000	16,246
Aeon Delight Co., Ltd.	600	11,113
Aeon Fantasy Co., Ltd.	1,152	15,875
Ahresty Corp.	700	7,845
Ai Holdings Corp.	3,200	12,611
Aica Kogyo Co., Ltd.	3,000	36,293
Aichi Bank, Ltd. (The)	600	37,261
Aichi Machine Industry Co., Ltd.	5,000	23,295
#Aichi Steel Corp.	7,000	49,805
#Aichi Tokei Denki Co., Ltd.	3,000	8,201
Aida Engineering, Ltd.	4,000	19,482
Aiphone Co., Ltd.	1,100	16,557
#Akebono Brake Industry Co., Ltd.	4,000	26,077
Akita Bank, Ltd. (The)	15,000	45,933
Alpine Electronics, Inc.	2,900	40,008
Alps Logistics Co., Ltd.	1,000	11,946
Amano Corp.	3,000	28,157
Ando Corp.	7,000	9,471
#Anritsu Corp.	5,000	42,338
*AOC Holdings, Inc.	1,800	10,801
AOI Electronic Co., Ltd.	900	10,731

1190

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
AOKI Holdings, Inc.	1,600	$25,557
Aomori Bank, Ltd. (The)	13,000	38,840
Aoyama Trading Co., Ltd.	3,200	54,056
Arakawa Chemical Industries, Ltd.	1,800	19,211
Arcs Co., Ltd.	300	4,610
Ariake Japan Co., Ltd.	900	15,129
#Arisawa Manufacturing Co., Ltd.	1,000	5,504
Arnest One Corp.	1,200	15,598
Aronkasei Co., Ltd.	4,000	18,949
As One Corp.	990	21,152
Asahi Diamond Industrial Co., Ltd.	5,000	100,193
Asahi Holdings, Inc.	1,100	22,781
Asahi Kogyosha Co., Ltd.	3,000	12,800
#Asahi Organic Chemicals Industry Co., Ltd.	3,000	8,784
*Asahi Tec Corp.	80,000	32,257
#Asatsu-DK, Inc.	1,200	32,456
*Ashimori Industry Co., Ltd.	3,000	4,756
ASKA Pharmaceutical Co., Ltd.	2,000	14,847
ASKUL Corp.	1,100	21,815
Asunaro Aoki Construction Co., Ltd.	4,000	18,930
Atsugi Co., Ltd.	15,000	19,760
Autobacs Seven Co., Ltd.	300	12,016
Avex Group Holdings, Inc.	1,300	18,994
Bando Chemical Industries, Ltd.	5,000	22,069
#Bank of Iwate, Ltd. (The)	700	32,829
Bank of Nagoya, Ltd. (The)	8,000	25,536
Bank of Okinawa, Ltd. (The)	1,100	43,218
Bank of Saga, Ltd. (The)	6,000	17,173
Bank of the Ryukyus, Ltd.	4,000	47,090
Belluna Co., Ltd.	1,400	8,462
*Best Denki Co., Ltd.	2,500	7,672
BML, Inc.	500	13,456
Bookoff Corp.	1,000	8,378
CAC Corp.	1,700	13,266
*Calsonic Kansei Corp.	6,000	25,079
Canon Electronics, Inc.	1,500	42,216
Capcom Co., Ltd.	2,300	39,458
Cawachi, Ltd.	800	16,348
#*Cedyna Financial Corp.	10,086	20,247
Central Glass Co., Ltd.	11,000	51,816
Century Tokyo Leasing Corp.	3,469	61,281
*CHI Group Co., Ltd.	400	1,508
*Chiba Kogyo Bank, Ltd. (The)	3,200	19,921
Chiyoda Co., Ltd.	1,700	24,049
Chofu Seisakusho Co., Ltd.	1,800	40,713
Chori Co., Ltd.	5,000	6,769
Chuetsu Pulp & Paper Co., Ltd.	8,000	14,843
*Chugai Mining Co., Ltd.	5,000	1,957
Chugai Ro Co., Ltd.	7,000	28,620
Chugoku Marine Paints, Ltd.	4,000	35,372
Chukyo Bank, Ltd. (The)	7,000	17,855
Chuo Spring Co., Ltd.	5,000	20,946
Circle K Sunkus Co., Ltd.	600	9,643
CKD Corp.	2,000	19,436
#*Clarion Co., Ltd.	13,000	24,768
Cleanup Corp.	2,000	14,422
#CMK Corp.	2,000	10,471
Coca-Cola Central Japan Co., Ltd.	1,500	20,371
Cocokara fine, Inc.	879	18,644
#Colowide Co., Ltd.	4,200	24,647
Computer Engineering & Consulting, Ltd.	1,500	7,941

1191

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Comsys Holdings Corp.	5,200	$54,231
Corona Corp.	1,300	13,521
Cosel Co., Ltd.	1,600	25,237
*CSK Corp.	6,058	25,760
#Culture Convenience Club Co., Ltd.	3,800	20,868
#Cybozu, Inc.	41	11,442
*Dai Nippon Toryo, Ltd.	11,000	17,168
Daibiru Corp.	2,500	21,335
Dai-Dan Co., Ltd.	3,000	16,693
#Daido Metal Co., Ltd.	3,000	27,098
#*Daiei, Inc. (The)	3,400	12,432
Daifuku Co., Ltd.	3,500	25,414
Daihen Corp.	11,000	49,737
#*Daiichi Chuo K.K.	4,000	9,537
Daiichi Jitsugyo Co., Ltd.	4,000	16,542
Daiken Corp.	9,000	24,287
*Daiki Aluminium Industry Co., Ltd.	3,000	9,810
Daiko Clearing Services Corp.	1,000	3,782
Daikoku Denki Co., Ltd.	900	11,199
#*Daikyo, Inc.	12,000	24,072
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	4,000	23,557
*Dainippon Screen Manufacturing Co., Ltd.	10,000	92,094
Daio Paper Corp.	6,000	42,152
Daisan Bank, Ltd. (The)	8,000	21,721
#Daiseki Co., Ltd.	1,430	26,960
Daishi Bank, Ltd. (The)	5,000	16,938
Daisyo Corp.	1,600	21,895
Daito Bank, Ltd. (The)	10,000	8,051
Daiwa Industries, Ltd.	3,000	15,702
#Daiwabo Holdings Co., Ltd.	8,000	21,156
DCM Holdings Co., Ltd.	5,100	30,552
Denki Kogyo Co., Ltd.	3,000	15,809
Denyo Co., Ltd.	2,000	16,707
Descente, Ltd.	5,000	25,363
Doutor Nichires Holdings Co., Ltd.	2,212	29,173
#Dr Ci:Labo Co., Ltd.	3	11,213
DTS Corp.	1,200	14,608
*Duskin Co., Ltd.	1,700	32,345
#*Dwango Co., Ltd.	10	27,495
Dydo Drinco, Inc.	500	19,220
Eagle Industry Co., Ltd.	2,000	22,366
#Edion Corp.	5,000	44,308
Ehime Bank, Ltd. (The)	6,000	16,684
Eighteenth Bank, Ltd. (The)	6,000	17,973
Eiken Chemical Co., Ltd.	2,000	26,109
Eizo Nanao Corp.	600	14,639
#Enplas Corp.	700	10,235
ESPEC Corp.	2,000	15,609
Exedy Corp.	1,400	47,067
Fancl Corp.	2,700	39,030
FCC Co., Ltd.	1,200	27,248
*FDK Corp.	7,000	12,568
Foster Electric Co., Ltd.	2,000	53,701
FP Corp.	400	23,831
France Bed Holdings Co., Ltd.	13,000	17,239
Fuji Co., Ltd.	1,500	30,845
Fuji Corp, Ltd.	3,000	16,627
*Fuji Fire & Marine Insurance Co., Ltd.	13,000	17,753
*Fuji Kosan Co., Ltd.	6,000	5,612
#Fuji Kyuko Co., Ltd.	5,000	25,436
Fuji Oil Co., Ltd.	1,400	20,283

1192

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Fuji Seal International, Inc.	300	$7,050
Fuji Soft, Inc.	2,700	45,815
Fujibo Holdings, Inc.	4,000	7,425
Fujicco Co., Ltd.	1,400	17,073
Fujikura Kasei Co., Ltd.	2,000	14,409
Fujita Kanko, Inc.	5,000	23,220
*Fujitec Co., Ltd.	4,000	21,365
Fujitsu Frontech, Ltd.	2,000	16,644
Fujitsu General, Ltd.	6,000	35,341
#*Fujiya Co., Ltd.	10,000	18,532
#Fukuda Corp.	3,000	5,936
Fukui Bank, Ltd. (The)	12,000	37,047
Fukushima Bank, Ltd.	14,000	9,212
Fukuyama Transporting Co., Ltd.	7,000	34,982
#Funai Electric Co., Ltd.	600	20,010
*Furukawa Co., Ltd.	18,000	22,011
Furukawa-Sky Aluminum Corp.	6,000	18,325
Furusato Industries, Ltd.	1,000	6,332
Fuso Pharmaceutical Industries, Ltd.	5,000	14,551
Futaba Corp.	1,500	29,631
*Futaba Industrial Co., Ltd.	1,800	13,457
Future Architect, Inc.	26	11,721
Fuyo General Lease Co., Ltd.	1,000	35,388
Gakken Holdings Co., Ltd.	3,000	6,556
Gecoss Corp.	3,500	13,356
GEO Co., Ltd.	18	20,647
GLOBERIDE, Inc.	10,000	12,425
#GMO Internet, Inc.	1,500	8,405
Godo Steel, Ltd.	6,000	11,820
Goldcrest Co., Ltd.	790	21,232
#Gulliver International Co., Ltd.	220	9,515
#Gun Ei Chemical Industry Co., Ltd.	7,000	21,029
Gunze, Ltd.	9,000	37,592
H2O Retailing Corp.	6,000	44,381
Hakuto Co., Ltd.	1,400	14,483
Hanwa Co., Ltd.	10,000	48,216
Happinet Corp.	900	11,662
Harashin Narus Holdings Co., Ltd.	1,200	17,959
Haruyama Trading Co., Ltd.	1,400	7,104
*Haseko Corp.	52,000	48,250
Heiwa Corp.	2,700	39,413
Heiwado Co., Ltd.	2,500	33,048
Hibiya Engineering, Ltd.	3,000	27,400
Higashi-Nippon Bank, Ltd.	4,000	9,403
Higo Bank, Ltd. (The)	7,000	36,988
Hikari Tsushin, Inc.	1,400	31,698
Hioki EE Corp.	300	5,969
HIS Co., Ltd.	700	18,268
Hitachi Cable, Ltd.	10,000	26,360
#Hitachi Koki Co., Ltd.	2,900	28,891
Hitachi Kokusai Electric, Inc.	4,320	37,878
Hitachi Medical Corp.	2,000	19,945
#Hitachi Zosen Corp.	34,500	52,682
#Hodogaya Chemical Co., Ltd.	4,000	16,543
Hogy Medical Co., Ltd.	1,100	50,259
Hokkaido Coca-Cola Bottling Co., Ltd.	3,000	14,725
Hokkaido Gas Co., Ltd.	4,000	12,435
Hokkan Holdings, Ltd.	6,000	19,126
Hokuetsu Bank, Ltd. (The)	7,000	14,498
Hokuetsu Kishu Paper Co., Ltd.	7,000	39,143
Hokuriku Electric Industry Co., Ltd.	4,000	8,292

1193

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Hokuto Corp.	1,000	$23,017
Horiba, Ltd.	1,300	35,879
Hoshizaki Electric Co., Ltd.	1,200	22,678
Hosiden Corp.	3,100	32,527
#*Howa Machinery, Ltd.	5,000	4,815
Hyakugo Bank, Ltd. (The)	5,000	22,293
IBJ Leasing Co., Ltd.	900	22,499
*Ichikoh Industries, Ltd.	4,000	11,844
Ichiyoshi Securities Co., Ltd.	2,000	14,885
Icom, Inc.	700	19,184
#Iino Kaiun Kaisha, Ltd.	7,300	33,269
Imperial Hotel, Ltd.	550	14,597
*Impress Holdings, Inc.	3,100	5,600
Inaba Denki Sangyo Co., Ltd.	1,000	27,981
Inaba Seisakusho Co., Ltd.	1,200	11,983
Inabata & Co., Ltd.	4,000	25,478
Inageya Co., Ltd.	2,000	21,458
Ines Corp.	3,600	28,900
Internet Initiative Japan, Inc.	5	14,610
Inui Steamship Co., Ltd.	1,500	9,242
*Invoice, Inc.	311	5,648
#*Iseki & Co., Ltd.	14,000	39,494
*Ishihara Sangyo Kaisha, Ltd.	24,000	33,140
IT Holdings Corp.	1,100	13,723
*ITC Networks Corp.	1,300	7,767
Itochu Enex Co., Ltd.	4,000	22,747
Itochu-Shokuhin Co., Ltd.	600	21,637
Itoham Foods, Inc.	5,000	18,300
Itoki Corp.	3,000	7,603
*Iwasaki Electric Co., Ltd.	4,000	7,756
Iwatani International Corp.	11,000	34,362
*Iwatsu Electric Co., Ltd.	3,000	2,524
*Izumi Co., Ltd.	1,100	16,187
Izumiya Co., Ltd.	7,000	28,880
Jamco Corp.	2,000	14,039
*Janome Sewing Machine Co., Ltd.	14,000	12,500
Japan Airport Terminal Co., Ltd.	400	5,997
Japan Aviation Electronics Industry, Ltd.	2,000	14,719
Japan Business Computer Co., Ltd.	2,000	13,000
Japan Cash Machine Co., Ltd.	1,700	13,208
Japan Digital Laboratory Co., Ltd.	2,300	24,854
Japan Medical Dynamic Marketing, Inc.	770	1,941
Japan Pulp & Paper Co., Ltd.	5,000	18,555
Japan Transcity Corp.	3,000	11,295
Japan Vilene Co., Ltd.	3,000	15,867
Japan Wool Textile Co., Ltd. (The)	6,000	52,924
Jeol, Ltd.	5,000	17,440
JFE Shoji Holdings, Inc.	5,000	24,247
J-Oil Mills, Inc.	6,000	19,374
Joshin Denki Co., Ltd.	2,000	19,114
JSP Corp.	1,900	31,333
#*Juki Corp.	7,000	13,931
Juroku Bank, Ltd.	5,000	16,211
*JVC Kenwood Holdings, Inc.	6,970	30,403
#*kabu.com Securities Co., Ltd.	3,500	15,089
Kadokawa Holdings, Inc.	700	18,606
Kaga Electronics Co., Ltd.	900	11,082
Kagoshima Bank, Ltd. (The)	3,000	19,745
Kakaku.com, Inc.	8	45,192
Kaken Pharmaceutical Co., Ltd.	7,000	88,126
Kameda Seika Co., Ltd.	1,200	23,710

1194

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Kamei Corp.	2,000	$9,809
Kanaden Corp.	3,000	18,691
Kanagawa Chuo Kotsu Co., Ltd.	4,000	20,576
Kanamoto Co., Ltd.	2,000	10,179
Kandenko Co., Ltd.	3,000	19,365
*Kanematsu Corp.	11,025	11,291
Kanematsu Electronics, Ltd.	500	5,168
Kanto Auto Works, Ltd.	2,900	25,899
#Kanto Denka Kogyo Co., Ltd.	4,000	34,123
Kanto Natural Gas Development Co., Ltd.	2,000	11,032
*Kappa Create Co., Ltd.	200	4,841
Kato Sangyo Co., Ltd.	2,000	31,701
Kato Works Co., Ltd.	4,000	9,651
KAWADA Technologies, Inc.	200	3,716
Kawai Musical Instruments Manufacturing Co., Ltd.	5,000	11,460
Kayaba Industry Co., Ltd.	10,000	79,461
Keihin Corp.	1,700	38,766
Keiyo Bank, Ltd. (The)	2,000	10,237
#Keiyo Co., Ltd.	2,000	10,424
#*Kenedix, Inc.	80	20,306
Kentucky Fried Chicken Japan, Ltd.	1,000	23,780
#Key Coffee, Inc.	1,400	24,939
#*Kinki Nippon Tourist Co., Ltd.	6,000	5,498
Kintetsu World Express, Inc.	1,200	33,220
Kirayaka Bank, Ltd.	10,000	10,341
#Kisoji Co., Ltd.	1,200	24,851
Kissei Pharmaceutical Co., Ltd.	1,100	22,052
*Kitagawa Iron Works Co., Ltd.	7,000	13,937
Kita-Nippon Bank, Ltd. (The)	400	9,922
Kitz Corp.	4,000	18,183
Kiyo Holdings, Inc.	48,000	66,236
Koa Corp.	1,500	16,992
Koatsu Gas Kogyo Co., Ltd.	4,000	24,515
#Kohnan Shoji Co., Ltd.	2,000	27,674
Koike Sanso Kogyo Co., Ltd.	4,000	11,622
#Kojima Co., Ltd.	2,300	13,906
Kokuyo Co., Ltd.	5,900	49,160
Komatsu Seiren Co., Ltd.	4,000	16,313
Komeri Co., Ltd.	1,000	23,175
Komori Corp.	3,200	35,680
#*Konaka Co., Ltd.	1,760	8,645
Konishi Co., Ltd.	2,000	26,627
Kose Corp.	400	10,180
Kosei Securities Co., Ltd.	4,000	4,223
*Kumagai Gumi Co., Ltd.	8,000	6,158
Kurabo Industries, Ltd.	13,000	24,269
Kureha Corp.	12,000	70,427
*Kurimoto, Ltd.	11,000	17,329
Kuroda Electric Co., Ltd.	1,200	16,458
Kyoden Co., Ltd.	3,000	6,045
Kyodo Printing Co., Ltd.	9,000	20,873
Kyodo Shiryo Co., Ltd.	5,000	6,412
Kyoei Steel, Ltd.	600	8,584
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,300	10,361
Kyokuyo Co., Ltd.	9,000	20,001
#KYORIN Holdings, Inc.	3,000	54,800
Kyosan Electric Manufacturing Co., Ltd.	5,000	27,518
Kyowa Exeo Corp.	4,000	39,259
Kyudenko Corp.	3,000	20,834
#*Leopalace21 Corp.	6,200	9,802
Life Corp.	2,000	30,114

1195

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*M3, Inc.	3	$15,953
Macnica, Inc.	800	20,552
Macromill, Inc.	2,200	29,127
Maeda Corp.	6,000	19,933
Maeda Road Construction Co., Ltd.	6,000	51,976
Maezawa Kasei Industries Co., Ltd.	1,200	11,201
Maezawa Kyuso Industries Co., Ltd.	1,200	15,431
#*Makino Milling Machine Co., Ltd.	4,000	33,836
Mandom Corp.	800	21,467
Mars Engineering Corp.	700	12,127
Marubun Corp.	1,900	11,588
Marudai Food Co., Ltd.	5,000	16,389
Maruetsu, Inc. (The)	5,000	19,858
Maruha Nichiro Holdings, Inc.	22,525	39,373
Marukyu Co., Ltd.	2,000	19,940
Marusan Securities Co., Ltd.	6,000	33,402
Maruwa Co., Ltd.	700	21,285
#Maruyama Manufacturing Co, Inc.	3,000	6,402
Maruzen Showa Unyu Co., Ltd.	6,000	19,872
#Matsuda Sangyo Co., Ltd.	1,225	20,756
*Matsuya Co., Ltd.	2,000	14,852
Matsuya Foods Co., Ltd.	1,000	17,229
Max Co., Ltd.	2,000	24,127
Maxvalu Tokai Co., Ltd.	1,000	14,121
Megachips Corp.	1,900	39,374
Megmilk Snow Brand Co., Ltd.	1,300	23,250
#*Meidensha Corp.	3,000	13,917
*Meitec Corp.	1,000	19,966
#Meito Sangyo Co., Ltd.	1,200	16,373
*Meiwa Estate Co., Ltd.	1,700	12,991
*Meiwa Trading Co., Ltd.	3,000	11,018
Melco Holdings, Inc.	1,400	53,120
Michinoku Bank, Ltd. (The)	5,000	10,473
*Mie Bank, Ltd. (The)	2,000	5,708
Mikuni Coca-Cola Bottling Co., Ltd.	3,000	27,272
Mimasu Semiconductor Industry Co., Ltd.	1,219	14,541
Minato Bank, Ltd. (The)	21,000	38,858
Ministop Co., Ltd.	1,500	26,449
*Misawa Homes Co., Ltd.	2,000	9,335
Misawa Resort Co., Ltd.	4,000	7,804
Mitani Corp.	1,200	11,404
*Mitsubishi Paper Mills, Ltd.	13,000	16,035
Mitsubishi Steel Manufacturing Co., Ltd.	5,000	15,935
Mitsuboshi Belting, Ltd.	5,000	29,535
*Mitsui High-Tec, Inc.	3,300	18,783
*Mitsui Sugar Co., Ltd.	6,000	24,567
Mitsui-Soko Co., Ltd.	10,000	42,831
Mitsumi Electric Co., Ltd.	1,200	19,845
Mitsuuroko Co., Ltd.	3,000	18,654
Miura Co., Ltd.	2,000	55,488
Miyazaki Bank, Ltd. (The)	6,000	16,188
*Mizuho Investors Securities Co., Ltd.	19,000	19,670
Mizuno Corp.	9,000	44,636
Mochida Pharmaceutical Co., Ltd.	1,000	11,264
#Modec, Inc.	800	14,315
*Monex Group, Inc.	49	13,632
#Mori Seiki Co., Ltd.	2,800	32,718
Morinaga & Co., Ltd.	16,000	37,890
Morinaga Milk Industry Co., Ltd.	14,000	60,088
Morita Holdings Corp.	4,000	25,343
MOS Food Services, Inc.	2,000	37,131

1196

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Moshi Moshi Hotline, Inc.	1,000	$24,129
Musashi Seimitsu Industry Co., Ltd.	1,200	30,127
#Musashino Bank, Ltd.	800	24,173
Nachi-Fujikoshi Corp.	13,000	59,316
Nagano Bank, Ltd. (The)	6,000	12,435
Nagatanien Co., Ltd.	2,000	21,307
Nakamuraya Co., Ltd.	3,000	14,542
*Nakayama Steel Works, Ltd.	5,000	6,757
NEC Fielding, Ltd.	1,200	14,525
NEC Mobiling, Ltd.	1,100	34,072
NEC Networks & System Integration Corp.	1,700	23,127
Net One Systems Co., Ltd.	31	48,926
#*New Japan Radio Co., Ltd.	3,000	10,223
Nichia Steel Works, Ltd.	4,000	10,630
Nichias Corp.	4,000	22,362
#Nichicon Corp.	2,700	38,224
Nichii Gakkan Co.	1,600	13,792
Nichirei Corp.	3,000	13,692
Nichireki Co., Ltd.	2,000	8,247
Nidec Copal Corp.	1,800	28,336
Nidec Sankyo Corp.	1,000	7,987
#Nidec-Tosok Corp.	3,200	33,101
Nifco, Inc.	2,000	53,520
Nihon Dempa Kogyo Co., Ltd.	600	11,033
#Nihon Eslead Corp.	1,000	10,258
Nihon Kohden Corp.	2,000	43,216
#Nihon Nohyaku Co., Ltd.	5,000	27,582
Nihon Parkerizing Co., Ltd.	2,000	28,039
Nihon Unisys, Ltd.	2,075	15,689
Nihon Yamamura Glass Co., Ltd.	8,000	23,508
Nikkiso Co., Ltd.	4,000	32,280
Nippo Corp.	4,000	29,927
Nippon Beet Sugar Manufacturing Co., Ltd.	5,000	12,625
Nippon Carbon Co., Ltd.	5,000	15,079
Nippon Ceramic Co., Ltd.	1,000	17,402
Nippon Chemical Industrial Co., Ltd.	2,000	5,846
#*Nippon Chemi-Con Corp.	10,000	52,029
#Nippon Chemiphar Co., Ltd.	3,000	10,665
#Nippon Coke & Engineering Co., Ltd.	12,500	26,151
#*Nippon Columbia Co., Ltd.	3,000	1,614
Nippon Concrete Industries Co., Ltd.	3,000	5,486
Nippon Denko Co., Ltd.	6,000	45,001
Nippon Densetsu Kogyo Co., Ltd.	2,000	19,051
Nippon Denwa Shisetu Co., Ltd.	5,000	16,095
Nippon Filcon Co., Ltd.	2,000	9,934
Nippon Flour Mills Co., Ltd.	8,000	40,097
Nippon Gas Co., Ltd.	2,000	26,858
#Nippon Kasei Chemical Co., Ltd.	5,000	13,245
#*Nippon Kinzoku Co., Ltd.	3,000	6,259
Nippon Koei Co., Ltd.	5,000	15,939
Nippon Konpo Unyu Soko Co., Ltd.	4,000	47,328
*Nippon Koshuha Steel Co., Ltd.	10,000	12,318
*Nippon Light Metal Co., Ltd.	31,000	65,554
*Nippon Metal Industry Co., Ltd.	8,000	10,163
Nippon Pillar Packing Co., Ltd.	2,000	17,286
#*Nippon Piston Ring Co., Ltd.	7,000	19,079
Nippon Seiki Co., Ltd.	1,000	12,126
Nippon Sharyo, Ltd.	1,000	5,518
Nippon Shinyaku Co., Ltd.	3,000	42,308
Nippon Signal Co., Ltd.	3,000	25,494
Nippon Soda Co., Ltd.	8,000	38,138

1197

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nippon Suisan Kaisha, Ltd.	10,500	$33,863
Nippon Synthetic Chemical Industry Co., Ltd. (The)	3,000	19,910
Nippon Thompson Co., Ltd.	3,000	25,869
Nippon Valqua Industries, Ltd.	6,000	19,313
#*Nippon Yakin Kogyo Co., Ltd.	4,000	11,684
Nipro Corp.	1,600	31,148
*NIS Group Co., Ltd.	2,639	259
Nishimatsu Construction Co., Ltd.	11,000	14,480
Nishimatsuya Chain Co., Ltd.	3,000	26,888
Nissan Shatai Co., Ltd.	3,000	26,030
Nissei Corp.	1,000	7,787
Nissen Holdings Co., Ltd.	1,600	8,658
#Nissha Printing Co., Ltd.	400	10,068
Nisshin Fudosan Co., Ltd.	1,400	11,080
Nisshin Oillio Group, Ltd. (The)	10,000	50,893
Nissin Electric Co., Ltd.	1,000	6,504
Nissin Kogyo Co., Ltd.	2,100	37,992
Nittan Valve Co., Ltd.	2,000	7,900
Nittetsu Mining Co., Ltd.	3,000	15,627
Nitto Boseki Co., Ltd.	18,000	45,976
Nitto Kogyo Corp.	3,000	36,582
Nitto Seiko Co., Ltd.	3,000	9,883
NOF Corp.	7,000	36,605
Nomura Co., Ltd.	4,000	15,235
Noritake Co., Ltd.	8,000	30,327
*Noritsu Koki Co., Ltd.	1,200	7,415
Noritz Corp.	1,400	23,503
NS Solutions Corp.	1,400	30,205
NSD Co., Ltd.	2,400	24,982
Obic Business Consultants Co., Ltd.	100	5,812
Oenon Holdings, Inc.	5,000	12,298
Ogaki Kyoritsu Bank, Ltd. (The)	3,000	9,984
Oiles Corp.	1,728	35,785
Oita Bank, Ltd. (The)	10,000	37,875
Okabe Co., Ltd.	4,000	19,921
Okamoto Industries, Inc.	6,000	23,956
Okamura Corp.	3,000	18,217
Okasan Securities Group, Inc.	10,000	39,014
*Oki Electric Industry Co., Ltd.	29,000	24,813
Okinawa Electric Power Co., Ltd.	877	41,267
#*OKK Corp.	5,000	8,561
#*OKUMA Corp.	6,000	50,178
Okumura Corp.	5,000	18,968
Okura Industrial Co., Ltd.	4,000	13,190
Okuwa Co., Ltd.	2,000	21,302
Olympic Corp.	1,800	13,442
*ONO Sokki Co., Ltd.	3,000	10,186
Onoken Co., Ltd.	2,000	17,694
Onward Holdings Co., Ltd.	6,000	52,242
Organo Corp.	4,000	29,384
*Origin Electric Co., Ltd.	3,000	19,291
#Osaka Titanium Technologies Co., Ltd.	100	5,817
Osaki Electric Co., Ltd.	3,000	28,131
OSG Corp.	3,600	53,304
Pacific Industrial Co., Ltd.	4,000	23,899
PanaHome Corp.	4,000	25,784
*Panasonic Electric Works Information Systems Co., Ltd.	400	10,457
Paramount Bed Co., Ltd.	1,700	45,254
Parco Co., Ltd.	2,600	24,754
Paris Miki Holdings, Inc.	1,000	10,165
Pasco Corp.	1,000	3,109

1198

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Penta-Ocean Construction Co., Ltd.	18,000	$29,869
PGM Holdings K.K.	15	9,450
#Pigeon Corp.	1,300	39,668
Piolax, Inc.	1,000	22,762
*Pioneer Electronic Corp.	11,100	48,028
Plenus Co., Ltd.	500	8,277
Point, Inc.	750	34,276
*Press Kogyo Co., Ltd.	9,000	44,840
Prima Meat Packers, Ltd.	5,000	6,039
Raito Kogyo Co., Ltd.	2,400	6,447
*Rasa Industries, Ltd.	3,000	3,683
*Renown, Inc.	3,000	7,730
Resorttrust, Inc.	1,008	16,980
Rheon Automatic Machinery Co., Ltd.	2,000	5,101
Rhythm Watch Co., Ltd.	10,000	16,613
Ricoh Leasing Co., Ltd.	1,000	28,427
Right On Co., Ltd.	1,125	5,780
Riken Corp.	7,000	32,378
Riken Technos Corp.	5,000	18,686
Riken Vitamin Co., Ltd.	2,000	56,019
Ringer Hut Co., Ltd.	1,800	24,101
Rock Field Co., Ltd.	300	4,751
Roland Corp.	2,000	25,295
Roland DG Corp.	900	15,828
Round One Corp.	1,200	6,464
Royal Holdings Co., Ltd.	2,000	20,448
*Ryobi, Ltd.	11,000	48,030
Ryoden Trading Co., Ltd.	3,000	21,015
Ryohin Keikaku Co., Ltd.	900	38,729
Ryosan Co., Ltd.	2,100	57,180
Ryoshoku, Ltd.	1,100	23,365
#Ryoyo Electro Corp.	2,000	22,819
S Foods, Inc.	2,000	17,889
#*Sagami Chain Co., Ltd.	2,000	11,359
*Sagami Co., Ltd.	3,000	4,280
Saibu Gas Co., Ltd.	24,000	61,158
Saizeriya Co., Ltd.	1,700	33,515
Sakata INX Corp.	3,000	15,695
Sakata Seed Corp.	2,000	29,069
Sala Corp.	4,000	22,052
*San-A Co., Ltd.	100	3,972
San-Ai Oil Co., Ltd.	4,000	20,452
Sanden Corp.	7,000	33,549
Sanei-International Co., Ltd.	500	6,217
Sangetsu Co., Ltd.	300	7,200
San-in Godo Bank, Ltd. (The)	7,000	52,455
Sankei Building Co., Ltd.	2,000	12,883
Sanken Electric Co., Ltd.	3,000	16,119
Sanki Engineering Co., Ltd.	5,000	34,161
Sankyo Seiko Co., Ltd.	4,000	14,856
*Sankyo-Tateyama Holdings, Inc.	16,000	22,129
*Sankyu, Inc.	8,000	35,301
Sanoh Industrial Co., Ltd.	3,000	29,418
Sanshin Electronics Co., Ltd.	2,000	17,246
*Sansui Electric Co., Ltd.	28,000	682
Sanwa Holdings Corp.	9,000	28,325
Sanyo Chemical Industries, Ltd.	7,000	57,914
Sanyo Denki Co., Ltd.	4,000	28,409
#Sanyo Shokai, Ltd.	4,000	14,877
Sanyo Special Steel Co., Ltd.	6,000	37,201
Sasebo Heavy Industries Co., Ltd.	7,000	15,732

1199

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sato Corp.	2,100	$26,287
Sato Shoji Corp.	2,000	12,621
Satori Electric Co., Ltd.	1,000	7,529
Sawai Pharmaceutical Co., Ltd.	400	34,984
*Saxa Holdings, Inc.	4,000	7,689
Secom Joshinetsu Co., Ltd.	900	24,301
Secom Techno Service Co., Ltd.	500	16,652
Seika Corp.	8,000	20,260
Seikagaku Corp.	1,700	18,527
*Seiko Holdings Corp.	3,307	11,254
Seiren Co., Ltd.	2,000	15,027
Sekisui Jushi Co., Ltd.	2,000	20,354
Sekisui Plastics Co., Ltd.	7,000	32,331
Senko Co., Ltd.	6,000	20,517
Senshu Electric Co., Ltd.	1,000	12,574
Senshukai Co., Ltd.	3,000	18,533
#*Shibaura Mechatronics Corp.	4,000	15,418
#Shibusawa Warehouse Co., Ltd.	6,000	20,483
Shibuya Kogyo Co., Ltd.	2,100	20,775
Shikibo, Ltd.	9,000	12,982
Shikoku Bank, Ltd.	10,000	32,340
Shikoku Chemicals Corp.	3,000	17,651
#Shima Seiki Manufacturing Co., Ltd.	1,200	28,466
Shimachu Co., Ltd.	2,400	53,848
Shimizu Bank, Ltd.	400	17,634
Shinagawa Refractories Co., Ltd.	5,000	16,995
*Shindengen Electric Manufacturing Co., Ltd.	3,000	15,863
Shin-Etsu Polymer Co., Ltd.	5,000	32,521
Shinkawa, Ltd.	1,000	10,356
Shinko Plantech Co., Ltd.	3,000	30,428
Shinko Shoji Co., Ltd.	2,000	17,385
Shinmaywa Industries, Ltd.	5,000	21,865
Shinnihon Corp.	4,000	11,565
Shiroki Corp.	7,000	27,166
Shizuoka Gas Co., Ltd.	3,000	18,215
#Sho-Bond Corp.	2,000	43,184
Shobunsha Publications, Inc.	1,300	10,265
#Shochiku Co., Ltd.	4,000	29,404
*Showa Corp.	2,400	18,005
Showa Sangyo Co., Ltd.	10,000	29,647
Siix Corp.	2,400	28,853
*Simplex Holdings, Inc.	3	1,529
Sinanen Co., Ltd.	3,000	13,996
#Sinfonia Technology Co., Ltd.	6,000	20,509
SKY Perfect JSAT Holdings, Inc.	25	9,285
#SMK Corp.	5,000	26,267
Sohgo Security Services Co., Ltd.	3,700	44,923
So-net Entertainment Corp.	7	23,937
SRA Holdings, Inc.	1,000	11,243
Star Micronics Co., Ltd.	2,000	21,677
Starzen Co., Ltd.	4,000	11,761
Stella Chemifa Corp.	900	41,700
Sumida Corp.	1,100	12,384
Suminoe Textile Co., Ltd.	5,000	11,904
*Sumiseki Holdings, Inc.	2,300	2,350
Sumisho Computer Systems Corp.	1,100	17,996
Sumitomo Bakelite Co., Ltd.	2,000	11,857
Sumitomo Forestry Co., Ltd.	4,200	38,592
*Sumitomo Light Metal Industries, Ltd.	11,000	13,963
*Sumitomo Mitsui Construction Co., Ltd.	9,660	7,787
#Sumitomo Osaka Cement Co., Ltd.	20,000	44,157

1200

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sumitomo Pipe & Tube Co., Ltd.	3,000	$22,541
Sumitomo Precision Products Co., Ltd.	2,000	10,594
Sumitomo Real Estate Sales Co., Ltd.	300	15,390
Sumitomo Seika Chemicals Co., Ltd.	4,000	18,407
Sumitomo Warehouse Co., Ltd.	11,000	58,312
#Sunx, Ltd.	2,700	15,759
*SWCC Showa Holdings Co., Ltd.	12,000	13,634
*SxL Corp.	3,000	2,043
*Systena Corp.	13	15,125
T. Hasegawa Co., Ltd.	1,600	25,446
#T. RAD Co., Ltd.	5,000	22,445
Tachi-S Co., Ltd.	2,100	36,539
*Tadano, Ltd.	6,000	31,279
Taihei Dengyo Kaisha, Ltd.	3,000	24,637
#*Taiheiyo Cement Corp.	42,000	54,352
Taiho Kogyo Co., Ltd.	1,900	20,082
Taikisha, Ltd.	2,000	34,251
Taiyo Holdings Co., Ltd.	400	13,339
Taiyo Yuden Co., Ltd.	2,000	30,462
Takamatsu Construction Group Co., Ltd.	1,600	21,327
#Takaoka Electric Manufacturing Co., Ltd.	4,000	23,457
Takara Holdings, Inc.	8,000	47,509
Takara Standard Co., Ltd.	5,000	31,836
Takasago International Corp.	7,000	45,535
#Takasago Thermal Engineering Co., Ltd.	6,000	49,681
Takashima & Co., Ltd.	4,000	6,529
Takiron Co., Ltd.	3,000	10,902
*Takuma Co., Ltd.	6,000	19,804
Tamron Co., Ltd.	400	8,156
Tamura Corp.	4,000	11,876
*Teac Corp.	5,000	2,685
TECHNO ASSOCIE Co., Ltd.	1,800	14,663
Tecmo Koei Holdings Co., Ltd.	3,000	22,392
Teikoku Tsushin Kogyo Co., Ltd.	4,000	9,598
*Tekken Corp.	11,000	12,079
Telepark Corp.	6	10,722
Tenma Corp.	2,000	21,141
TKC, Corp.	1,200	24,830
TOA Corp.	12,000	14,488
TOA ROAD Corp.	3,000	4,729
Toagosei Co., Ltd.	20,000	100,134
*Tobishima Corp.	12,000	3,389
TOC Co., Ltd.	5,000	21,910
Tocalo Co., Ltd.	1,000	18,412
Tochigi Bank, Ltd.	7,000	34,088
Toda Corp.	17,000	65,273
Toei Co., Ltd.	5,000	25,341
Toenec Corp.	3,000	16,599
Toho Bank, Ltd.	14,000	44,388
Toho Holdings Co., Ltd.	1,900	25,707
*Toho Titanium Co., Ltd.	900	25,671
Toho Zinc Co., Ltd.	6,000	30,113
Tohoku Bank, Ltd. (The)	8,000	13,067
Tokai Carbon Co., Ltd.	5,000	29,336
#Tokai Corp.	5,000	19,536
Tokai Rubber Industries, Ltd.	2,700	35,865
Tokai Tokyo Financial Holdings, Inc.	19,000	67,861
#*Toko, Inc.	8,000	18,147
Tokushu Tokai Paper Co., Ltd.	5,189	12,092
#Tokyo Dome Corp.	8,000	19,324
Tokyo Energy & Systems, Inc.	2,000	13,380

1201

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Tokyo Kikai Seisakusho, Ltd.	6,000	$5,563
Tokyo Ohka Kogyo Co., Ltd.	2,700	59,367
Tokyo Rakutenchi Co., Ltd.	5,000	17,904
Tokyo Rope Manufacturing Co., Ltd.	4,000	13,006
Tokyo Seimitsu Co., Ltd.	1,700	27,374
Tokyo Style Co., Ltd.	4,000	31,107
Tokyo Tekko Co., Ltd.	3,000	8,349
Tokyo Theatres Co, Inc.	6,000	8,931
#Tokyo Tomin Bank, Ltd.	1,000	13,626
Tokyotokeiba Co., Ltd.	7,000	10,679
Tokyu Community Corp.	1,000	30,331
Tokyu Construction Co., Ltd.	5,880	17,149
Tokyu Livable, Inc.	1,800	21,944
Tokyu Recreation Co., Ltd.	3,000	18,343
Toli Corp.	6,000	10,818
Tomato Bank, Ltd.	9,000	16,453
Tomen Electronics Corp.	800	13,779
*TOMONY Holdings, Inc.	10,000	41,061
#Tomy Co., Ltd.	3,317	27,544
Tonami Holdings Co., Ltd.	3,000	5,856
#Topcon Corp.	1,200	6,418
Toppan Forms Co., Ltd.	2,300	22,782
*Topre Corp.	1,200	9,377
Topy Industries, Ltd.	16,000	45,160
#Torishima Pump Manufacturing Co., Ltd.	2,000	39,766
#Toshiba Machine Co., Ltd.	5,000	26,730
Toshiba Plant Kensetsu Co., Ltd.	4,000	58,672
Toshiba TEC Corp.	8,000	37,794
*Tosho Printing Co., Ltd.	5,000	8,813
Totetsu Kogyo Co., Ltd.	3,000	23,628
#*Totoku Electric Co., Ltd.	3,000	3,066
Tottori Bank, Ltd.	6,000	12,868
Touei Housing Corp.	900	14,361
Towa Bank, Ltd.	10,000	10,856
Towa Pharmaceutical Co., Ltd.	900	49,370
Toyo Construction Co., Ltd.	18,000	9,909
Toyo Corp.	3,000	30,865
Toyo Electric Manufacturing Co., Ltd.	5,000	30,316
Toyo Engineering Corp.	11,000	41,727
Toyo Ink Manufacturing Co., Ltd.	15,000	78,005
Toyo Kanetsu K.K.	12,000	21,902
Toyo Kohan Co., Ltd.	3,000	18,802
Toyo Securities Co., Ltd.	5,000	8,244
#Toyo Tanso Co, Ltd.	100	5,477
Toyo Tire & Rubber Co., Ltd.	8,000	19,817
Toyobo Co., Ltd.	22,000	40,536
Trans Cosmos, Inc.	1,100	10,828
Trusco Nakayama Corp.	1,400	22,524
TS Tech Co., Ltd.	2,200	44,554
Tsubakimoto Chain Co.	9,000	50,917
Tsukishima Kikai Co., Ltd.	3,000	25,195
*Tsukuba Bank, Ltd.	1,700	6,010
Tsurumi Manufacturing Co., Ltd.	2,000	14,005
Tsutsumi Jewelry Co., Ltd.	800	21,797
TV Asahi Corp.	3	4,979
Ube Material Industries, Ltd.	6,000	18,644
Uchida Yoko Co., Ltd.	4,000	14,546
#Ulvac, Inc.	1,200	30,795
*Uniden Corp.	2,000	6,459
*Unihair Co., Ltd.	2,400	24,254
Union Tool Co.	400	9,792

1202

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Unipres Corp.	700	$14,129
United Arrows, Ltd.	1,200	18,128
*Unitika, Ltd.	33,000	30,583
U-Shin, Ltd.	2,000	16,197
Valor Co., Ltd.	2,000	17,768
#Vital KSK Holdings, Inc.	2,800	23,232
*Wacom Co., Ltd.	14	23,319
Warabeya Nichiyo Co., Ltd.	1,200	14,694
#Watami Food Service Co., Ltd.	1,400	29,208
Wood One Co., Ltd.	3,000	10,300
Xebio Co., Ltd.	1,500	34,275
Yamabiko Corp.	615	6,717
Yamagata Bank, Ltd.	11,000	51,449
#*Yamaichi Electronics Co., Ltd.	1,600	8,200
Yamanashi Chuo Bank, Ltd.	11,000	55,583
Yamazen Co., Ltd.	3,000	15,988
Yaoko Co., Ltd.	500	15,076
Yasuda Warehouse Co., Ltd. (The)	2,000	12,409
Yellow Hat, Ltd.	1,800	19,225
Yodogawa Steel Works, Ltd.	9,000	39,785
Yokohama Reito Co., Ltd.	3,000	20,966
Yokowo Co., Ltd.	1,700	13,658
Yomeishu Seizo Co., Ltd.	2,000	19,525
#Yomiuri Land Co., Ltd.	3,000	10,456
Yondenko Corp.	2,100	9,321
Yonekyu Corp.	2,000	16,378
#Yorozu Corp.	1,900	36,239
#Yoshinoya Holdings Co., Ltd.	23	30,096
Yurtec Corp.	4,000	17,738
Yusen Logistics Co., Ltd.	600	8,356
Yushiro Chemical Industry Co., Ltd.	1,000	16,644
#Zenrin Co., Ltd.	1,800	20,092
Zensho Co., Ltd.	2,100	21,682
ZERIA Pharmaceutical Co., Ltd.	2,000	24,243
Zuken, Inc.	2,000	16,838

TOTAL JAPAN		17,859,294

NETHERLANDS — (1.8%)
Aalberts Industries NV	5,782	114,191
Accell Group NV	886	45,844
*AFC Ajax NV	864	8,417
Arcadis NV	2,418	56,509
#*ASM International NV	2,535	91,914
#*BE Semiconductor Industries NV	1,100	7,872
Beter Bed Holding NV	1,357	38,102
Brunel International NV	1,355	54,922
#*Crucell NV	3,439	115,237
*CSM NV	2,179	71,523
*Draka Holding NV	762	18,905
Exact Holding NV	619	17,851
*Gamma Holding NV	304	12,074
#Grontmij NV	880	19,830
*Heijmans NV	81	1,797
Imtech NV	3,961	145,491
#KAS Bank NV	488	7,653
*Kendrion NV	133	2,794
Koninklijke Bam Groep NV	7,950	51,598
Koninklijke Ten Cate NV	1,402	49,855
#Macintosh Retail Group NV	910	23,733
Mediq NV	3,469	63,628
Nutreco NV	1,878	133,659

1203

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
*Ordina NV	2,349	$12,340
#*Pharming Group NV	3,806	991
*Roto Smeets Group NV	354	6,459
SBM Offshore NV	10,126	241,210
#Sligro Food Group NV	1,176	39,117
Telegraaf Media Groep NV	1,554	31,882
TKH Group NV	2,795	68,367
#*TomTom NV	3,951	39,032
Unit 4 NV	982	32,306
*USG People NV	4,391	92,536
#*Wavin NV	592	8,221

TOTAL NETHERLANDS		1,725,860

NEW ZEALAND — (0.6%)
Air New Zealand, Ltd.	25,682	27,794
Briscoe Group, Ltd.	15,371	16,079
Cavalier Corp., Ltd.	8,600	21,142
*Fisher & Paykel Appliances Holdings, Ltd.	46,520	20,135
Fisher & Paykel Healthcare Corp., Ltd.	18,502	45,459
Freightways, Ltd.	7,082	17,803
Hallenstein Glasson Holdings, Ltd.	5,327	15,840
Infratil, Ltd.	26,812	38,875
Mainfreight, Ltd.	3,992	25,085
New Zealand Refining Co., Ltd.	13,533	49,060
Nuplex Industries, Ltd.	10,316	28,794
Port of Tauranga, Ltd.	7,100	41,326
Pumpkin Patch, Ltd.	7,400	8,128
Pyne Gould Corp., Ltd.	21,797	6,069
*Pyne Gould Guinness, Ltd.	30,859	12,863
Sanford, Ltd.	6,562	25,338
Sky City Entertainment Group, Ltd.	36,975	93,789
Sky Network Television, Ltd.	13,395	55,369
Steel & Tube Holdings, Ltd.	5,579	9,930
Tower, Ltd.	11,085	16,693
Warehouse Group, Ltd.	5,475	15,478

TOTAL NEW ZEALAND		591,049

NORWAY — (1.0%)
*Acta Holding ASA	5,000	2,090
Atea ASA	5,000	49,303
Austevoll Seafood ASA	5,800	45,747
*BW Offshore, Ltd. ASA	18,600	47,683
*BWG Homes ASA	6,471	25,921
*Camillo Eitze & Co. ASA	1,600	2,851
Cermaq ASA	3,800	57,225
*Copeinca ASA	970	9,243
*DNO International ASA	47,611	79,826
*DOF ASA	2,500	22,746
*EDB ErgoGroup ASA	3,410	8,813
*Eitzen Chemical ASA	22,919	5,044
Ekornes ASA	1,600	38,947
Farstad Shipping ASA	800	23,978
Ganger Rolf ASA	1,960	53,818
Golden Ocean Group, Ltd. ASA	12,836	16,031
*Kongsberg Automotive Holding ASA	11,000	8,672
Kongsberg Gruppen ASA	324	7,194
#Nordic Semiconductor ASA	6,760	26,337
#*Norse Energy Corp. ASA	15,009	3,761
*Norske Skogindustrier ASA Series A	7,000	25,945
#*Norwegian Air Shuttle ASA	840	18,115
*Norwegian Energy Co. ASA	1,598	5,221

1204

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (Continued)
*Odfjell ASA Series A	1,000	$8,952
*Panoro Energy ASA	1,501	2,263
Prosafe ASA	11,000	81,979
Rieber & Son ASA Series A	1,058	9,081
*Sevan Marine ASA	33,350	35,316
Solstad Offshore ASA	1,000	21,067
*Songa Offshore SE	5,366	29,551
SpareBanken 1 SMN	6,214	58,814
#Tomra Systems ASA	9,200	60,072
#*TTS Marine ASA	1,100	1,397
Veidekke ASA	4,900	43,707
Wilh Wilhelmsen Holding ASA	2,050	58,507

TOTAL NORWAY		995,217

PORTUGAL — (0.4%)
#*Altri SGPS SA	3,977	18,016
#Banco BPI SA	15,318	29,517
*Impresa SGPS SA	6,108	9,390
Mota-Engil SGPS SA	4,552	12,391
#Portucel-Empresa Produtora de Pasta de Papel SA	20,700	70,139
Redes Energeticas Nacionais SA	15,049	52,579
Sociedade de Investimento e Gestao SGPS SA	6,200	75,563
#*Sonae Industria SGPS SA	2,500	6,183
#Sonae SGPS SA	53,752	60,403
*Sonaecom SGPS SA	8,301	15,278
#Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	7,743	38,211

TOTAL PORTUGAL		387,670

SINGAPORE — (1.3%)
*AFP Properties, Ltd.	108,000	33,091
Allgreen Properties, Ltd.	40,000	34,260
*Banyan Tree Holdings, Ltd.	7,000	6,024
Boustead Singapore, Ltd.	22,000	18,622
Bukit Sembawang Estates, Ltd.	7,500	27,969
*Bund Center Investment, Ltd.	108,000	19,075
Cerebos Pacific, Ltd.	15,000	57,915
CH Offshore, Ltd.	17,400	6,617
China Aviation Oil Singapore Corp., Ltd.	8,000	9,580
*Chuan Hup Holdings, Ltd.	87,000	17,011
Creative Technology, Ltd.	2,650	7,933
*CSE Global, Ltd.	20,000	19,784
*CWT, Ltd.	12,000	11,236
*Delong Holdings, Ltd.	17,000	7,367
#*Ezion Holdings, Ltd.	20,000	10,554
#Ezra Holdings, Ltd.	27,600	35,699
*Falcon Energy Group, Ltd.	21,000	7,276
#First Resources, Ltd.	26,000	27,628
*Fu Yu Corp., Ltd.	78,750	7,707
GK Goh Holdings, Ltd.	17,000	9,335
Goodpack, Ltd.	14,000	24,095
Hi-P International, Ltd.	23,000	20,051
Ho Bee Investment, Ltd.	14,000	16,179
*Hong Fok Corp., Ltd.	41,000	18,355
Hong Leong Asia, Ltd.	8,000	17,495
Hotel Grand Central, Ltd.	31,195	20,498
Hotel Properties, Ltd.	17,200	35,897
Hwa Hong Corp., Ltd.	59,000	26,140
#Hyflux, Ltd.	19,500	34,135
*Jaya Holdings, Ltd.	22,000	11,867
*JES International Holdings, Ltd.	21,000	5,719
K1 Ventures, Ltd.	120,000	14,170

1205

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Kim Eng Holdings, Ltd.	16,200	$38,663
*KS Energy Services, Ltd.	10,000	8,403
*Lafe Corp., Ltd.	39,200	2,420
M1, Ltd.	17,000	32,600
*Manhattan Resources, Ltd.	23,000	22,509
Metro Holdings, Ltd.	41,000	27,355
Midas Holdings, Ltd.	21,000	15,295
*Oceanus Group, Ltd.	40,000	9,252
Orchard Parade Holdings, Ltd.	11,239	13,958
#OSIM International, Ltd.	18,000	21,929
*Otto Marine, Ltd.	32,000	8,200
Pan Pacific Hotels Group, Ltd.	37,500	47,228
Petra Foods, Ltd.	20,000	25,178
Raffles Medical Group, Ltd.	9,000	15,241
Rotary Engineering, Ltd.	17,000	13,311
SBS Transit, Ltd.	23,000	38,030
*SC Global Developments, Ltd.	8,000	9,665
*Stamford Land Corp., Ltd.	12,000	5,930
*Sunvic Chemical Holdings, Ltd.	40,000	21,413
Super Group, Ltd.	13,000	14,893
#*Swiber Holdings, Ltd.	10,000	7,480
Tat Hong Holdings, Ltd.	17,000	12,285
Tuan Sing Holdings, Ltd.	44,628	10,508
United Engineers, Ltd.	11,000	21,601
UOB-Kay Hian Holdings, Ltd.	30,000	42,545
WBL Corp., Ltd.	22,000	72,207
Wheelock Properties, Ltd.	20,000	29,763
Wing Tai Holdings, Ltd.	34,000	43,777
*Yongnam Holdings, Ltd.	70,000	15,422

TOTAL SINGAPORE		1,266,345

SPAIN — (2.1%)
Abengoa SA	2,121	59,091
Adolfo Dominguez SA	425	5,226
Almirall SA	3,466	40,071
*Amper SA	1,760	7,016
Antena 3 de Television SA	3,640	37,878
*Azkoyen SA	2,184	5,856
*Banco de Valencia SA	2,392	11,590
Banco Pastor SA	7,840	45,318
*Bankinter SA	1,312	8,953
*Baron de Ley SA	67	3,757
#Bolsas y Mercados Espanoles SA	4,485	126,538
Campofrio Food Group SA	1,577	17,457
Cementos Portland Valderrivas SA	1,167	19,350
*Codere SA	767	9,528
Construcciones y Auxiliar de Ferrocarriles SA	103	55,863
Duro Felguera SA	2,827	21,252
Ebro Foods SA	5,454	113,552
Elecnor SA	1,422	19,857
*Ercros SA	3,027	3,322
Faes Farma SA	7,525	29,641
*Gamesa Corp Tecnologica SA	8,593	65,824
#*General de Alquiler de Maquinaria SA	1,582	4,090
*Gestevision Telec, Inc. SA	7,345	92,398
Grifols SA	6,802	103,572
Grupo Catalana Occidente SA	3,722	76,805
*Grupo Empresarial Ence SA	8,850	29,194
*Grupo Ezentis SA	13,800	9,186
Iberpapel Gestion SA	936	18,428
Indra Sistemas SA	5,293	99,536

1206

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
*International Consolidated Airlines Group SA	35,401	$145,408
*Jazztel P.L.C.	5,844	30,429
*La Seda de Barcelona SA	228,989	30,038
Miquel y Costas & Miquel SA	555	16,773
*Natraceutical SA	15,014	7,348
*NH Hoteles SA	5,825	34,481
Obrascon Huarte Lain SA	1,921	61,633
*Papeles y Cartones de Europa SA	2,697	13,576
Pescanova SA	718	24,702
*Promotora de Informaciones SA	5,034	13,609
Prosegur Cia de Seguridad SA	2,200	127,785
*Realia Business SA	4,187	8,805
*Service Point Solutions SA	6,082	3,795
*Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	4,714	7,650
Sol Melia SA	4,123	43,479
*SOS Corp. Alimentaria SA	8,143	7,544
*Tecnicas Reunidas SA	485	29,925
*Tubacex SA	5,465	20,096
*Tubos Reunidos SA	8,287	21,011
Unipapel SA	733	11,576
*Vertice Trescientos Sesenta Grados SA	651	191
Vidrala SA	1,105	30,906
Viscofan SA	3,593	130,437
#*Zeltia SA	12,166	46,608

TOTAL SPAIN		2,007,954

SWEDEN — (2.6%)
Aarhuskarlshamn AB	1,961	52,379
*Active Biotech AB	1,480	35,478
Addtech AB Series B	2,500	72,574
AF AB	1,800	36,941
#*Anoto Group AB	7,000	3,853
Avanza Bank Holding AB	595	22,400
Axfood AB	1,800	65,108
#Axis Communications AB	2,100	43,427
B&B Tools AB	2,500	44,437
#*BE Group AB	2,600	17,850
Beijer Alma AB	1,700	41,945
*Betsson AB	910	16,125
Bilia AB Series A	2,065	39,826
Billerud AB	4,200	41,497
#*BioGaia AB Series B	1,689	27,151
*BioInvent International AB	4,428	19,912
*Bure Equity AB	1,767	9,418
Cantena AB	1,487	35,491
Cardo AB	1,700	110,699
#Clas Ohlson AB Series B	1,200	20,011
Cloetta AB	960	5,720
Elekta AB Series B	5,600	226,804
*Eniro AB	744	3,352
G & L Beijer AB Series B	800	34,451
*Gunnebo AB	3,000	23,508
Hakon Invest AB	1,025	17,544
*Haldex AB	3,360	52,120
#Hexpol AB	1,654	41,768
*HIQ International AB	1,000	5,507
Hoganas AB Series B	1,300	50,925
Holmen AB	471	17,871
*Industrial & Financial Systems AB Series B	1,012	16,357
Indutrade AB	370	12,277
Intrum Justitia AB	5,500	87,068

1207

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
JM AB	5,312	$123,015
#KappAhl AB	2,000	13,593
Lagercrantz Group AB Series B	2,500	23,122
*Loomis AB	3,243	49,004
*Lundin Petroleum AB	2,112	26,209
*Medivir AB	893	20,732
Mekonomen AB	1,400	50,051
#*Micronic Mydata AB	2,400	7,463
NCC AB Series B	6,075	141,611
#*Net Insight AB	11,409	5,526
#New Wave Group AB Series B	2,000	12,447
NIBE Industrier AB	3,549	55,774
*Nobia AB	8,067	71,927
Nolato AB Series B	1,100	13,857
*Nordnet AB	2,986	9,138
*Northland Resources SA	200	629
#*ORC Software AB	332	6,201
*Pa Resources AB	9,100	7,109
Peab AB Series B	14,480	122,365
*Proffice AB	2,061	10,575
Q-Med AB	1,500	17,650
*Rezidor Hotel Group AB	3,516	20,958
Saab AB	2,339	44,422
#*SAS AB	7,999	30,276
#Skistar AB	1,500	28,461
Sweco AB	1,500	13,962
*Swedish Orphan Biovitrum AB	4,292	24,551
Trelleborg AB Series B	14,007	162,473

TOTAL SWEDEN		2,464,895

SWITZERLAND — (4.9%)
Acino Holding AG	184	17,988
*Affichage Holding SA	64	9,474
*AFG Arbonia-Forster Holding AG	457	16,178
Allreal Holding AG	372	54,170
*Aryzta AG	6,721	295,490
*Ascom Holding AG	1,474	21,302
#Bachem Holdings AG	343	20,157
Bank Coop AG	531	38,219
Bank Sarasin & Cie AG Series B	2,000	92,130
Banque Cantonale de Geneve SA	85	19,671
Banque Cantonale Vaudoise AG	88	49,188
Banque Privee Edmond de Rothschild SA	1	28,527
Barry Callebaut AG	52	41,583
*Basilea Pharmaceutica AG	201	15,502
Belimo Holdings AG	34	61,870
Bellevue Group AG	298	11,047
Berner Kantonalbank AG	264	67,543
*Bobst Group AG	800	36,590
*Bossard Holding AG	16	2,083
Bucher Industries AG	416	80,581
Burckhardt Compression Holding AG	162	45,950
Centralschweizerische Kraftwerke AG	26	9,101
#*Charles Voegele Holding AG	750	43,042
*Cie Financiere Tradition SA	66	8,396
*Clariant AG	15,895	280,889
Coltene Holding AG	250	15,802
Conzzeta AG	27	59,267
Daetwyler Holding AG	296	26,092
*Dufry AG	642	76,910
EFG International AG	3,568	49,457

1208

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
EGL AG	24	$17,354
Emmi AG	111	24,317
#EMS-Chemie Holding AG	529	88,794
Energiedienst Holding AG	1,000	55,100
*Etrion Corp. AG	482	448
Ferrexpo P.L.C.	8,330	56,419
Flughafen Zuerich AG	262	109,706
Forbo Holding AG	82	53,465
#Galenica Holding AG	362	198,645
*GAM Holding AG	3,881	69,220
*Gategroup Holding AG	159	8,661
*George Fisher AG	232	125,289
#Gurit Holding AG	25	15,115
Helvetia Holding AG	360	147,094
Kaba Holding AG	90	36,193
#*Kardex AG	430	14,341
*Komax Holding AG	205	23,291
Kudelski SA	1,700	38,300
Kuoni Reisen Holding AG	200	91,660
*LEM Holding SA	42	27,578
#*Logitech International SA	7,307	137,036
*Lonza Group AG	1,708	134,625
Luzerner Kantonalbank AG	200	67,061
Metall Zug AG	12	45,529
#*Meyer Burger Technology AG	1,194	36,832
*Micronas Semiconductor Holding AG	800	10,896
Mobimo Holding AG	192	41,150
Nobel Biocare Holding AG	3,342	68,630
*OC Oerlikon Corp. AG	117	714
*Panalpina Welttransport Holding AG	751	95,841
Partners Group Holding AG	517	89,568
Phoenix Mecano AG	50	35,225
*Precious Woods Holding AG	190	4,427
*PubliGroupe SA	72	8,195
*Rieters Holdings AG	254	96,194
Romande Energie Holding SA	27	48,095
*Schmolz & Bickenbach AG	246	2,282
Schulthess Group AG	434	20,153
Schweiter Technologies AG	80	66,123
Schweizerische National-Versicherungs-Gesellschaft AG	630	21,895
St. Galler Kantonalbank AG	170	87,173
*Straumann Holding AG	128	31,369
Sulzer AG	1,358	187,812
Swisslog Holding AG	16,104	15,368
Swissquote Group Holding SA	538	33,297
Tecan Group AG	607	51,581
#*Temenos Group AG	3,482	136,594
Valartis Group AG	200	5,458
#Valiant Holding AG	100	14,707
Valora Holding AG	224	75,884
Verwaltungs und Privat-Bank AG	150	17,764
*Von Roll Holding AG	1,435	6,979
Vontobel Holdings AG	1,700	65,684
Ypsomed Holdings AG	227	14,656
Zehnder Group AG	12	32,412
#Zuger Kantonalbank AG	8	45,534

TOTAL SWITZERLAND		4,647,932

UNITED KINGDOM — (15.2%)
A.G. Barr P.L.C.	2,260	41,924
Aberdeen Asset Management P.L.C.	38,814	138,264

1209

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Aegis Group P.L.C.	44,036	$98,292
*Afren P.L.C.	35,559	82,638
Aga Rangemaster Group P.L.C.	7,312	14,487
Amlin P.L.C.	10,587	66,125
Anglo Pacific Group P.L.C.	9,858	52,930
Anite P.L.C.	6,640	6,868
Arena Leisure P.L.C.	8,000	3,460
Ashmore Group P.L.C.	17,299	96,651
Ashtead Group P.L.C.	15,391	40,864
Aveva Group P.L.C.	3,072	81,363
*Avis Europe P.L.C.	4,560	16,830
*Axis-Shield P.L.C.	3,456	16,911
Babcock International Group P.L.C.	19,735	182,430
Balfour Beatty P.L.C.	25,323	135,954
*Barratt Developments P.L.C.	21,215	31,310
BBA Aviation P.L.C.	33,952	121,451
Beazley P.L.C.	44,533	84,742
Bellway P.L.C.	5,288	51,841
Berendsen P.L.C.	12,354	83,271
*Berkeley Group Holdings P.L.C. (The)	7,459	105,530
Bloomsbury Publishing P.L.C.	3,174	5,635
Bodycote P.L.C.	14,936	68,517
*Booker Group P.L.C.	241	222
*Bovis Homes Group P.L.C.	9,037	63,309
Brammer P.L.C.	1,933	7,414
Brewin Dolphin Holdings P.L.C.	18,429	47,257
Brit Insurance Holdings NV	4,966	83,004
British Polythene Industries P.L.C.	2,000	8,148
Britvic P.L.C.	9,158	65,824
*BTG P.L.C.	15,817	56,857
Cable & Wireless Communications P.L.C.	28,748	21,259
Carillion P.L.C.	33,513	206,148
Carpetright P.L.C.	4,000	46,660
Castings P.L.C.	4,744	20,230
Catlin Group, Ltd. P.L.C.	20,635	122,459
Charter International P.L.C.	8,148	105,410
*Chaucer Holdings P.L.C.	3,854	3,099
Chemring Group P.L.C.	2,294	123,693
Chesnara P.L.C.	3,745	15,239
*Chrysalis Group P.L.C.	2,000	5,102
*Cineworld Group P.L.C.	4,511	16,084
*Clarkson P.L.C.	317	5,784
Close Brothers Group P.L.C.	9,621	130,605
*Cobham P.L.C.	18,483	62,073
Collins Stewart P.L.C.	4,982	6,902
Communisis P.L.C.	4,553	2,293
Computacenter P.L.C.	6,654	46,582
Consort Medical P.L.C.	1,360	11,223
*Cookson Group P.L.C.	14,023	149,153
Corin Group P.L.C.	2,986	2,343
Cranswick P.L.C.	1,977	27,074
Croda International P.L.C.	6,477	154,199
*CSR P.L.C.	8,397	51,993
Daily Mail & General Trust P.L.C. Series A	14,916	133,664
Dairy Crest Group P.L.C.	10,341	64,364
*Danka Business Systems P.L.C.	7,000	—
De La Rue P.L.C.	4,515	48,456
*Debenhams P.L.C.	44,084	46,293
Dechra Pharmaceuticals P.L.C.	700	5,708
Development Securities P.L.C.	5,838	19,632
Devro P.L.C.	8,000	29,471

1210

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Dialight P.L.C.	2,792	$25,062
Dignity P.L.C.	4,072	42,363
Diploma P.L.C.	7,500	34,670
*Dixons Retail P.L.C.	106,128	34,628
Domino Printing Sciences P.L.C.	6,574	67,928
*Drax Group P.L.C.	14,675	91,036
DS Smith P.L.C.	31,526	101,715
*E2V Technologies P.L.C.	6,171	10,900
eaga P.L.C.	1,872	2,360
*easyJet P.L.C.	11,405	69,308
Electrocomponents P.L.C.	25,911	108,349
Elementis P.L.C.	23,267	48,450
*EnQuest P.L.C.	2,771	6,266
*Enterprise Inns P.L.C.	26,524	45,554
Euromoney Institutional Investor P.L.C.	4,036	44,827
Evolution Group P.L.C.	7,200	8,274
F&C Asset Management P.L.C.	30,246	41,698
Fenner P.L.C.	8,325	45,870
Fidessa Group P.L.C.	2,121	52,317
Filtrona P.L.C.	7,745	34,566
*Findel P.L.C.	11,706	2,766
Firstgroup P.L.C.	19,233	115,384
Forth Ports P.L.C.	2,313	50,472
French Connection Group P.L.C.	2,765	3,066
*Full Circle Future, Ltd.	3,000	—
Fuller Smith & Turner P.L.C.	3,070	30,628
Future P.L.C.	13,448	6,206
Galliford Try P.L.C.	2,925	14,610
Game Group P.L.C.	17,436	18,760
Games Workshop Group P.L.C.	510	2,972
*Gem Diamonds, Ltd. P.L.C.	5,200	22,471
Genus P.L.C.	3,377	48,202
GKN P.L.C.	67,098	216,728
Go-Ahead Group P.L.C.	2,000	39,899
Greene King P.L.C.	16,409	124,109
Greggs P.L.C.	6,400	47,700
Halfords Group P.L.C.	9,050	58,899
Halma P.L.C.	18,397	99,568
*Hardy Underwriting Group P.L.C.	809	3,699
Hargreaves Lansdown P.L.C.	6,832	58,568
Hays P.L.C.	70,323	136,263
Headlam Group P.L.C.	3,793	20,517
Helical Bar P.L.C.	4,115	18,504
*Helphire P.L.C.	12,077	2,819
Henderson Group P.L.C.	38,295	93,796
Henry Boot P.L.C.	3,595	6,154
Heritage Oil P.L.C.	10,769	56,066
Hikma Pharmaceuticals P.L.C.	6,026	77,594
Hill & Smith Holdings P.L.C.	7,437	33,537
Hiscox, Ltd. P.L.C.	24,784	149,206
HMV Group P.L.C.	23,197	8,698
Hochschild Mining P.L.C.	8,970	69,584
Holidaybreak P.L.C.	2,376	13,096
Home Retail Group P.L.C.	35,393	122,273
Homeserve P.L.C.	15,750	110,306
*Howden Joinery Group P.L.C.	31,043	58,268
Hunting P.L.C.	6,453	80,533
Huntsworth P.L.C.	6,947	8,925
Hyder Consulting P.L.C.	2,034	14,016
IG Group Holdings P.L.C.	23,010	166,300
*Imagination Technologies Group P.L.C.	3,006	17,367

1211

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
IMI P.L.C.	14,847	$206,959
*Inchcape P.L.C.	13,905	82,725
Informa P.L.C.	27,716	194,819
*Innovation Group P.L.C.	50,130	12,842
Intermediate Capital Group P.L.C.	5,754	31,273
International Personal Finance P.L.C.	14,134	77,384
Interserve P.L.C.	9,249	40,208
*IP Group P.L.C.	25,378	13,835
ITE Group P.L.C.	10,838	39,488
James Fisher & Sons P.L.C.	3,436	28,138
Jardine Lloyd Thompson Group P.L.C.	10,958	111,374
JD Wetherspoon P.L.C.	7,000	49,789
*JJB Sports P.L.C.	21,600	1,561
JKX Oil & Gas P.L.C.	6,993	32,632
John Menzies P.L.C.	3,000	21,747
John Wood Group P.L.C.	13,169	115,187
*Johnston Press P.L.C.	34,674	5,810
Kcom Group P.L.C.	15,853	14,596
Keller Group P.L.C.	3,959	42,149
Kesa Electricals P.L.C.	31,742	65,449
Kier Group P.L.C.	3,314	66,360
*Kofax P.L.C.	4,824	26,350
Ladbrokes P.L.C.	55,207	115,505
Laird P.L.C.	16,173	41,901
Lancashire Holdings, Ltd. P.L.C.	1,944	17,316
Lavendon Group P.L.C.	4,142	6,260
*Liontrust Asset Management P.L.C.	2,728	3,781
Logica P.L.C.	104,847	227,862
London Stock Exchange Group P.L.C.	6,372	86,265
Lookers P.L.C.	10,547	10,000
Low & Bonar P.L.C.	7,500	6,390
Macfarlane Group P.L.C.	6,000	2,412
Management Consulting Group P.L.C.	24,299	11,706
Marshalls P.L.C.	7,675	14,007
Marston’s P.L.C.	21,386	35,056
McBride P.L.C.	6,500	16,115
*Mears Group P.L.C.	542	2,753
*Mecom Group P.L.C.	2,232	9,829
Meggitt P.L.C.	51,855	294,332
Melrose P.L.C.	17,819	89,948
Melrose Resources P.L.C.	5,289	19,833
Michael Page International P.L.C.	21,322	183,174
Micro Focus International P.L.C.	8,740	57,513
Millennium & Copthorne Hotels P.L.C.	11,039	102,411
*Misys P.L.C.	31,196	169,582
*Mitchells & Butlers P.L.C.	7,387	40,727
Mitie Group P.L.C.	12,853	44,885
Mondi P.L.C.	21,959	179,116
*Moneysupermarket.com Group P.L.C.	3,966	5,668
Morgan Crucible Co. P.L.C.	10,153	44,193
Morgan Sindall P.L.C.	1,492	16,202
Mothercare P.L.C.	3,573	30,805
Mouchel Group P.L.C.	5,135	11,420
N Brown Group P.L.C.	9,038	40,946
*National Express Group P.L.C.	24,333	95,414
Nestor Healthcare Group P.L.C.	4,757	8,381
Northern Foods P.L.C.	23,834	28,514
*Northgate P.L.C.	5,826	27,346
Northumbrian Water Group P.L.C.	14,736	69,606
Novae Group P.L.C.	465	2,472
*Oxford Biomedica P.L.C.	36,513	3,388

1212

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Oxford Instruments P.L.C.	4,604	$48,619
Pace P.L.C.	5,170	15,814
*PartyGaming P.L.C.	2,099	6,405
PayPoint P.L.C.	1,573	9,284
*Pendragon P.L.C.	43,739	13,132
Pennon Group P.L.C.	17,426	168,120
Persimmon P.L.C.	19,774	129,452
Petropavlovsk P.L.C.	9,472	155,247
Photo-Me International P.L.C.	11,000	9,587
Pinewood Shepperton P.L.C.	3,450	7,954
Premier Farnell P.L.C.	10,889	50,495
*Premier Foods P.L.C.	55,054	18,734
*Premier Oil P.L.C.	4,816	156,363
Provident Financial P.L.C.	7,567	114,217
Psion P.L.C.	6,000	8,787
*Puma Brandenburg, Ltd. (B61F3J5)	11,089	714
*Puma Brandenburg, Ltd. (B62NCQ8)	11,089	1,366
*Punch Taverns P.L.C.	41,074	45,156
PV Crystalox Solar P.L.C.	11,300	9,520
PZ Cussons P.L.C.	14,129	82,047
Qinetiq P.L.C.	31,363	66,473
Rathbone Brothers P.L.C.	3,114	57,256
*Redrow P.L.C.	11,802	22,397
Regus P.L.C.	52,449	84,822
Renishaw P.L.C.	2,904	75,777
*Rentokil Initial P.L.C.	112,929	181,046
Restaurant Group P.L.C.	8,444	38,542
Rightmove P.L.C.	2,008	26,868
RM P.L.C.	5,970	16,112
Robert Wiseman Dairies P.L.C.	1,877	10,223
ROK P.L.C.	11,035	3,270
Rotork P.L.C.	4,906	128,832
RPC Group P.L.C.	6,634	28,738
RPS Group P.L.C.	9,770	32,569
*Salamander Energy P.L.C.	4,522	21,118
Savills P.L.C.	5,508	30,912
*SDL P.L.C.	3,813	37,522
Senior P.L.C.	14,400	34,094
Severfield-Rowen P.L.C.	1,808	6,514
Shanks Group P.L.C.	24,540	45,684
Shore Capital Group, Ltd. P.L.C.	8,989	3,751
*SIG P.L.C.	17,276	40,314
Smiths News P.L.C.	10,824	17,184
*Soco International P.L.C.	14,452	84,021
Spectris P.L.C.	5,378	116,415
Speedy Hire P.L.C.	3,396	1,569
Spirax-Sarco Engineering P.L.C.	6,100	176,881
Spirent Communications P.L.C.	42,716	94,787
St. Ives Group P.L.C.	3,000	4,535
St. James’s Place P.L.C.	11,136	54,024
St. Modwen Properties P.L.C.	17,250	45,890
Stagecoach Group P.L.C.	33,497	112,509
Sthree P.L.C.	3,168	18,848
Synergy Health P.L.C.	460	6,532
T Clarke P.L.C.	3,989	5,980
TalkTalk Telecom Group P.L.C.	3,486	9,021
*Talvivaara Mining Co. P.L.C.	466	4,362
Tate & Lyle P.L.C.	7,569	66,814
*Taylor Wimpey P.L.C.	52,989	29,382
Ted Baker P.L.C.	1,617	16,973
*Telecity Group P.L.C.	457	3,586

1213

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Thomas Cook Group P.L.C.	14,773	$45,121
Topps Tiles P.L.C.	5,775	7,451
Travis Perkins P.L.C.	12,806	207,310
*Trinity Mirror P.L.C.	7,569	10,084
TT electronics P.L.C.	6,965	20,135
Tullett Prebon P.L.C.	10,034	62,175
*UK Coal P.L.C.	11,316	8,159
Ultra Electronics Holdings P.L.C.	4,005	114,553
United Business Media P.L.C.	16,744	188,397
UTV Media P.L.C.	2,430	5,188
*Vectura Group P.L.C.	20,878	27,267
Victrex P.L.C.	3,288	75,874
Vitec Group P.L.C. (The)	2,000	19,231
*Volex Group P.L.C.	1,125	6,516
Weir Group P.L.C. (The)	7,160	181,782
Wellstream Holdings P.L.C.	997	12,519
WH Smith P.LC.	9,800	72,631
William Hill P.L.C.	44,281	128,672
Wilmington Group P.L.C.	6,879	19,853
Wincanton P.L.C.	5,790	13,836
*Wolfson Microelectronics P.L.C.	7,866	38,088
WS Atkins P.L.C.	4,902	53,971
WSP Group P.L.C.	4,191	23,603
Xaar P.L.C.	5,758	21,568
Xchanging P.L.C.	4,936	8,967
*Yell Group P.L.C.	66,488	11,724
Yule Catto & Co. P.L.C.	6,673	23,439

TOTAL UNITED KINGDOM		14,563,171

TOTAL COMMON STOCKS		84,585,190

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
#*Agfa-Gevaert NV STRIP VVPR	3,842	10
*Deceuninck NV STRIP VVPR	5,200	14
*Elia System Operator SA NV STRIP VVPR	250	134
*Tessenderlo Chemie NV STRIP VVPR	72	49
*Umicore SA Rights	125	1

TOTAL BELGIUM		208

ITALY — (0.0%)
*KME Group SpA Warrants 12/30/11	1,598	41

SINGAPORE — (0.0%)
*AFP Properties, Ltd. Warrants 11/18/15	54,000	11,819

UNITED KINGDOM — (0.0%)
*Management Consulting Group P.L.C. Warrants 12/31/11	1,125	144
*RPC Group P.L.C. Rights 01/21/11	2,551	4,985
*Yule Catto & Co. P.L.C. Rights 01/17/11	8,897	14,394

TOTAL UNITED KINGDOM		19,523

TOTAL RIGHTS/WARRANTS		31,591

1214

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (11.6%)
§@DFA Short Term Investment Fund	9,599,976	$9,599,976
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $123,075,187 FNMA 7.000%, 10/01/38, valued at $1,491,288) to be repurchased at $1,462,056	$1,462	1,462,047

TOTAL SECURITIES LENDING COLLATERAL		11,062,023

TOTAL INVESTMENTS — (100.0%) (Cost $88,723,151)##		$95,678,804

1215

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$37,152	$6,876,995	—	$6,914,147
Austria	—	983,815	—	983,815
Belgium	—	1,275,029	—	1,275,029
Canada	10,189,467	—	—	10,189,467
Denmark	—	886,300	—	886,300
Finland	—	2,148,605	—	2,148,605
France	—	4,176,816	—	4,176,816
Germany	61	4,315,109	—	4,315,170
Greece	—	654,513	—	654,513
Hong Kong	—	2,462,478	—	2,462,478
Ireland	—	749,808	—	749,808
Israel	57,162	618,279	—	675,441
Italy	—	2,644,214	—	2,644,214
Japan	682	17,858,612	—	17,859,294
Netherlands	—	1,725,860	—	1,725,860
New Zealand	—	591,049	—	591,049
Norway	—	995,217	—	995,217
Portugal	—	387,670	—	387,670
Singapore	—	1,266,345	—	1,266,345
Spain	145,408	1,862,546	—	2,007,954
Sweden	629	2,464,266	—	2,464,895
Switzerland	448	4,647,484	—	4,647,932
United Kingdom	7,868	14,555,303	—	14,563,171
Rights/Warrants
Belgium	74	134	—	208
Italy	41	—	—	41
Singapore	11,819	—	—	11,819
United Kingdom	19,379	144	—	19,523
Securities Lending Collateral	—	11,062,023	—	11,062,023

TOTAL	$10,470,190	$85,208,614	—	$95,678,804

See accompanying Notes to Schedules of Investments.

1216

VA SHORT-TERM FIXED PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Face Amount	Value†

	(000)

AGENCY OBLIGATIONS — (44.5%)
Federal Farm Credit Bank
0.950%, 02/10/12	$800	$804,828
0.950%, 03/05/12	500	503,092
2.250%, 04/24/12	1,300	1,328,476
0.400%, 11/02/12	500	498,202
Federal Home Loan Bank
1.125%, 03/09/12	2,500	2,520,440
2.250%, 04/13/12	2,000	2,043,910
1.125%, 05/18/12	2,300	2,320,222
# 1.375%, 06/08/12	1,200	1,214,743
1.875%, 06/20/12	1,400	1,427,077
4.625%, 10/10/12	300	320,798
1.750%, 12/14/12	1,000	1,020,148
Federal Home Loan Mortgage Corporation
1.125%, 04/25/12	1,500	1,512,914
5.125%, 07/15/12	1,500	1,599,910
1.125%, 07/27/12	2,000	2,018,944
1.000%, 08/28/12	2,000	2,014,706
0.375%, 11/30/12	2,800	2,788,400
4.125%, 12/21/12	1,100	1,171,662
0.625%, 12/28/12	1,000	1,000,011
1.375%, 01/09/13	1,800	1,825,677
Federal National Mortgage Association
0.875%, 01/12/12	2,000	2,009,282
1.500%, 03/15/12	400	404,974
6.125%, 03/15/12	1,200	1,276,442
1.000%, 04/04/12	2,400	2,416,694
1.875%, 04/20/12	3,200	3,256,570
4.375%, 09/15/12	3,200	3,397,811
0.500%, 10/30/12	1,700	1,697,809
Tennessee Valley Authority
6.790%, 05/23/12	1,000	1,082,703

TOTAL AGENCY OBLIGATIONS		43,476,445

BONDS — (38.5%)
Bank of Nova Scotia Floating Rate Note
(r) 0.553%, 03/05/12	1,750	1,752,926
Berkshire Hathaway, Inc. Floating Rate Note
(r) 0.466%, 02/10/12	2,000	2,004,046
BNP Paribas
2.125%, 12/21/12	500	507,978
BNP Paribas Floating Rate Note
(r) 0.537%, 02/01/12	2,000	1,999,010

	Face Amount	Value†

	(000)

Citigroup Funding, Inc.
1.875%, 11/15/12	$600	$612,959
Eksportfinans ASA
5.000%, 02/14/12	1,000	1,045,700
European Investment Bank
3.250%, 10/14/11	2,000	2,040,476
General Electric Capital Corp.
2.200%, 06/08/12	500	510,954
5.250%, 10/19/12	750	799,978
2.800%, 01/08/13	500	513,099
General Electric Capital Corp. Floating Rate Note
(r) 0.417%, 11/01/12	400	397,646
Inter-American Development Bank
4.375%, 09/20/12	2,100	2,224,847
Japan Finance Corp.
2.000%, 06/24/11	2,100	2,113,763
JPMorgan Chase & Co.
5.375%, 10/01/12	800	857,501
JPMorgan Chase & Co. Floating Rate Note
(r) 1.052%, 06/13/11	1,500	1,504,268
Kreditanstalt fuer Wiederaufbau
1.250%, 06/15/12	500	504,553
1.875%, 01/14/13	1,000	1,020,337
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.875%, 01/13/12	600	624,351
Landwirtschaftliche Rentenbank
1.875%, 09/24/12	1,500	1,528,467
Nordea Bank Finland P.L.C. Floating Rate Note
(r) 0.507%, 02/01/12	2,500	2,499,505
Oesterreichische Kontrollbank AG
4.750%, 11/08/11	2,000	2,064,070
Ontario, Province of Canada
1.875%, 11/19/12	2,000	2,038,940
Royal Bank of Canada
5.650%, 07/20/11	2,000	2,049,580
Royal Bank of Canada Floating Rate Note
(r) 0.360%, 01/27/12	300	300,000
Shell International Finance BV Floating Rate Note
(r) 0.653%, 06/22/12	1,000	1,004,757

1217

VA SHORT-TERM FIXED PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

Svenska Handelsbanken Floating Rate Note
(r) 0.538%, 01/30/12	$500	$499,837
(r) 0.753%, 01/18/13	1,000	999,021
Toyota Motor Credit Corp. Floating Rate Note
(r) 0.436%, 11/15/12	500	500,174
Wells Fargo & Co.
4.375%, 01/31/13	600	635,297
Westpac Banking Corp.
2.250%, 11/19/12	500	509,558
Westpac Banking Corp. Floating Rate Note
(r) 0.504%, 08/17/12	2,000	1,998,496

TOTAL BONDS		37,662,094

COMMERCIAL PAPER — (14.6%)
Abbey National North America LLC
0.320%, 02/09/11	1,500	1,499,914
Archer Daniels Midland
0.250%, 02/23/11	1,800	1,799,716
Bank of America Corp.
0.250%, 02/17/11	1,000	999,920
Barclays U.S. Funding LLC
0.300%, 03/29/11	400	399,821
Credit Agricole North America, Inc.
0.277%, 02/03/11	1,100	1,099,983
0.270%, 02/11/11	100	99,994
0.300%, 03/01/11	1,000	999,809
0.285%, 04/05/11	500	499,747
Fortis Funding LLC
0.270%, 02/07/11	250	249,987
National Rural Utilities
0.270%, 02/08/11	200	199,990
0.240%, 02/10/11	800	799,950
0.295%, 03/14/11	800	799,741
NRW.BANK
0.267%, 02/08/11	1,200	1,199,949
0.290%, 05/02/11	1,000	999,264
Sheffield Receivables Corp.
0.250%, 02/11/11	400	399,968
0.260%, 02/18/11	1,200	1,199,844
0.250%, 03/14/11	1,000	999,678

TOTAL COMMERCIAL PAPER		14,247,275

	Shares	Value†

TEMPORARY CASH INVESTMENTS — (1.1%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	1,043,865	$1,043,865

	Shares/ Face Amount
	(000)

SECURITIES LENDING COLLATERAL — (1.3%)
§@ DFA Short Term Investment Fund	1,231,682	1,231,682
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $9,732 FNMA 6.000%, 10/01/39, valued at $7,538) to be repurchased at $7,318	$7	7,318

TOTAL SECURITIES LENDING COLLATERAL		1,239,000

TOTAL INVESTMENTS — (100.0%) (Cost $97,397,870)##		$97,668,679

1218

VA SHORT-TERM FIXED PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$43,476,445	—	$43,476,445
Bonds	—	37,662,094	—	37,662,094
Commercial Paper	—	14,247,275	—	14,247,275
Temporary Cash Investments	$1,043,865	—	—	1,043,865
Securities Lending Collateral	—	1,239,000	—	1,239,000

TOTAL	$1,043,865	$96,624,814	—	$97,668,679

See accompanying Notes to Schedules of Investments.

1219

VA GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Face Amount^	Value†
	(000)
BONDS — (82.5%)
AUSTRALIA — (5.9%)
Commonwealth Bank of Australia
(u) 2.700%, 11/25/14	700	$722,701
National Australia Bank, Ltd.
(g) 5.375%, 12/08/14	700	1,199,998
Suncorp Group, Ltd.
(g) 4.000%, 01/16/14	1,300	2,172,643
Westpac Banking Corp.
(u) 4.200%, 02/27/15	1,500	1,585,786
#(u) 3.000%, 08/04/15	1,500	1,502,198

TOTAL AUSTRALIA		7,183,326

AUSTRIA — (4.2%)
Austria Government International Bond
(u) 5.000%, 05/19/14	2,200	2,429,148
Oesterreichische Kontrollbank AG
#(u) 1.750%, 10/05/15	2,700	2,629,265

TOTAL AUSTRIA		5,058,413

CANADA — (10.9%)
Bank of Nova Scotia
#(u) 3.400%, 01/22/15	500	519,495
(u) 2.050%, 10/07/15	2,000	1,959,170
British Columbia, Province of Canada
(u) 2.850%, 06/15/15	2,000	2,057,602
Manitoba, Province of Canada
(u) 2.625%, 07/15/15	2,800	2,863,921
Ontario, Province of Canada
#(u) 2.950%, 02/05/15	500	516,148
#(u) 1.875%, 09/15/15	2,700	2,648,241
Royal Bank of Canada
(u) 2.625%, 12/15/15	2,700	2,703,637

TOTAL CANADA		13,268,214

FRANCE — (8.7%)
Agence Francaise de Developpement
(g) 4.875%, 10/30/13	1,200	2,068,056
BNP Paribas
(u) 3.250%, 03/11/15	3,000	3,029,754
Caisse d’Amortissement de la Dette Sociale
(u) 3.500%, 07/01/14	2,000	2,127,200

	Face Amount^	Value†
	(000)

FRANCE — (Continued)
Societe Financement de l’Economie Francaise
(u) 2.875%, 09/22/14	2,000	$2,081,012
Total Capital SA
(u) 2.875%, 03/18/15	1,200	1,228,982

TOTAL FRANCE		10,535,004

GERMANY — (4.4%)
Kreditanstalt fuer Wiederaufbau
(g) 3.125%, 12/08/14	1,400	2,289,289
(u) 4.375%, 07/21/15	452	496,735
Landwirtschaftliche Rentenbank
(u) 3.125%, 07/15/15	2,500	2,598,040

TOTAL GERMANY		5,384,064

JAPAN — (1.7%)
Development Bank of Japan
(u) 2.875%, 04/20/15	1,000	1,035,573
Japan Finance Corp.
(u) 1.875%, 09/24/15	1,000	977,489

TOTAL JAPAN		2,013,062

NETHERLANDS — (5.9%)
Bank Nederlandse Gemeenten
(u) 3.125%, 01/12/15	500	520,263
(g) 4.375%, 01/19/15	912	1,543,922
(u) 1.750%, 10/06/15	800	774,145
Nederlandse Waterschapsbank NV
(u) 3.000%, 03/17/15	2,900	2,993,513
Rabobank Nederland NV
(g) 5.125%, 10/27/14	819	1,411,893

TOTAL NETHERLANDS		7,243,736

NORWAY — (4.4%)
Eksportfinans ASA
(u) 3.000%, 11/17/14	2,000	2,071,480
(u) 2.000%, 09/15/15	800	783,852
Kommunalbanken AS
(u) 2.750%, 05/05/15	2,500	2,557,050

TOTAL NORWAY		5,412,382

1220

VA GLOBAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
SPAIN — (1.0%)
Instituto de Credito Oficial
(g) 4.000%, 12/08/14	800	$1,211,360
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (14.0%)
Asian Development Bank
#(u) 2.625%, 02/09/15	2,200	2,265,274
Council of Europe Development Bank
(g) 3.375%, 12/08/14	1,764	2,921,549
Eurofima
(g) 6.125%, 10/14/14	300	537,750
European Bank for Reconstruction & Development
(g) 5.875%, 08/04/14	1,400	2,501,599
(u) 1.625%, 09/03/15	500	488,774
European Investment Bank
(g) 6.250%, 04/15/14	1,200	2,149,164
#(u) 2.875%, 01/15/15	400	415,934
(u) 2.750%, 03/23/15	400	412,257
Inter-American Development Bank
#(u) 4.500%, 09/15/14	2,000	2,209,016
Nordic Investment Bank
(u) 2.625%, 10/06/14	2,200	2,279,746
(g) 5.750%, 12/16/14	220	394,857
#(u) 2.500%, 07/15/15	400	408,044

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS		16,983,964

SWEDEN — (2.3%)
Svensk Exportkredit AB
(u) 3.250%, 09/16/14	2,700	2,834,131
UNITED KINGDOM — (7.2%)
Abbey National Treasury Services P.L.C.
5.500%, 06/18/14	1,700	2,828,043
Barclays Bank P.L.C.
(u) 5.200%, 07/10/14	2,600	2,822,539
United Kingdom Gilt
2.750%, 01/22/15	1,900	3,097,984

TOTAL UNITED KINGDOM		8,748,566

	Face Amount	Value†
	(000)
UNITED STATES — (11.9%)
Bank of New York Mellon Corp. (The)
3.100%, 01/15/15	$561	$577,712
2.950%, 06/18/15	1,000	1,022,845
2.500%, 01/15/16	700	696,199
General Electric Capital Corp.
# 3.500%, 06/29/15	2,500	2,557,625
2.250%, 11/09/15	500	480,746
Microsoft Corp.
1.625%, 09/25/15	2,800	2,734,116
Novartis Capital Corp.
2.900%, 04/24/15	500	515,366
Toyota Motor Credit Corp.
2.800%, 01/11/16	3,000	3,042,237
Wal-Mart Stores, Inc.
1.500%, 10/25/15	3,000	2,882,433

TOTAL UNITED STATES		14,509,279

TOTAL BONDS		100,385,501

AGENCY OBLIGATIONS — (9.4%)
Federal Home Loan Bank
2.750%, 12/12/14	1,200	1,247,262
1.625%, 12/11/15	2,400	2,343,833
Federal Home Loan Mortgage Corporation
1.750%, 09/10/15	2,500	2,462,590
Federal National Mortgage Association
2.625%, 11/20/14	1,200	1,246,382
# 5.000%, 04/15/15	2,000	2,249,784
1.625%, 10/26/15	2,000	1,946,327

TOTAL AGENCY OBLIGATIONS		11,496,178

1221

VA GLOBAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (1.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/11 (Collateralized by $1,345,000 FNMA 2.24%, 07/06/15, valued at $1,380,306) to be repurchased at $1,355,007	$1,355	$1,355,000

	Shares	Value†
SECURITIES LENDING COLLATERAL — (7.0%)
§@ DFA Short Term Investment Fund	8,487,425	$8,487,425

TOTAL INVESTMENTS — (100.0%) (Cost $120,026,162)##		$121,724,104

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$7,183,326	—	$7,183,326
Austria	—	5,058,413	—	5,058,413
Canada	—	13,268,214	—	13,268,214
France	—	10,535,004	—	10,535,004
Germany	—	5,384,064	—	5,384,064
Japan	—	2,013,062	—	2,013,062
Netherlands	—	7,243,736	—	7,243,736
Norway	—	5,412,382	—	5,412,382
Spain	—	1,211,360	—	1,211,360
Supranational Organization Obligations	—	16,983,964	—	16,983,964
Sweden	—	2,834,131	—	2,834,131
United Kingdom	—	8,748,566	—	8,748,566
United States	—	14,509,279	—	14,509,279
Agency Obligations	—	11,496,178	—	11,496,178
Temporary Cash Investments	—	1,355,000	—	1,355,000
Securities Lending Collateral	—	8,487,425	—	8,487,425
Forward Foreign Currency Contracts**	—	(855,488)	—	(855,488)

TOTAL	—	$120,868,616	—	$120,868,616

**	Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Schedules of Investments.

1222

Organization

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. At January 31, 2011, the Fund consists of fifty-nine operational portfolios, (the “Portfolios”) all of which are included in this document. The Fund’s investment advisor is Dimensional Fund Advisors Inc (the “Advisor”). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The Master Funds are part of other entities that are also advised by the Advisor. The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

—     Level 1 – quoted prices in active markets for identical securities

—     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

—     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Each Feeder Fund, with the exception of the International Small Company Portfolio, DFA Global Real Estate Securities Portfolio and World ex U.S. Value Portfolio (which invests in the funds indicated on the Schedule of Investments), invests solely in a corresponding Master Fund. For the following Feeder Funds (U.S. Large Cap Value Portfolio, International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, LWAS/DFA International High Book to Market Portfolio, Tax-Managed U.S. Marketwide Value Portfolio, and Tax-Managed U.S. Equity Portfolio), their investments reflect each of their proportionate interest in the net assets of the corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Social Core Equity 2 Portfolio, CSTG&E U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, VA U.S. Targeted Value Portfolio, and VA U.S. Large Value Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, Tax-Managed DFA International Value Portfolio, DFA International Value ex Tobacco Portfolio, VA International Value Portfolio, and VA International Small Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy.

1223

Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. Certain foreign equity securities that are fair value adjusted through an independent pricing service which considers statistically relevant trading patterns may periodically move from input valuation Level 2 to input valuation Level 1 when not meeting the fair value adjustment trigger requirements.

Debt Securities held by Enhanced U.S. Large Company Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFAShort-Term Extended Quality Portfolio, DFAIntermediate-Term Extended Quality Portfolio, DFAInflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, VA Short-Term Fixed Portfolio, and VA Global Bond Portfolio (the “Fixed Income Portfolios”) and DFA Commodity Strategy Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are classified as Level 2 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap contracts generally are valued at a price at which the counterparties to such contracts would repurchase the instrument or terminate the contracts. These valuations are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolios did not have any significant transfers between Level 1 and Level 2 during the quarter ended January 31, 2011.

1224

Financial Instruments

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.   Repurchase Agreements:   The Portfolios may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on January 31, 2011.

2.   Treasury Inflation-Protected Securities (TIPS):   The DFA Inflation-Protected Securities Portfolio may purchase TIPS which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.

3.   Foreign Market Risks:   Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for and how derivative instruments affect a Portfolio’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

4.   Forward Currency Contracts:   Enhanced U.S. Large Company Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio and VA Global Bond Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolios as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

At January 31, 2011, the Portfolios had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

Enhanced U.S. Large Company Portfolio

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at January 31, 2011	Unrealized Foreign Exchange Gain (Loss)
02/04/11	24,836	Canadian Dollar	$24,920	$24,801	$ 119
02/04/11	10,604	Pound Sterling	16,409	16,986	(577)
02/04/11	9,757	Euro	12,820	13,358	(538)

1225

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at January 31, 2011	Unrealized Foreign Exchange Gain (Loss)
			$54,149	$55,145	$(996)

DFA Two-Year Global Fixed Income Portfolio
Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at January 31, 2011	Unrealized Foreign Exchange Gain (Loss)
02/03/11	149,200	Canadian Dollar	$ 149,805	$ 148,990	$ 815
02/04/11	150,002	Canadian Dollar	150,672	149,788	884
02/16/11	146,282	Canadian Dollar	147,781	146,041	1,740
02/18/11	146,076	Canadian Dollar	147,680	145,829	1,851
02/03/11	87,817	Pound Sterling	137,098	140,666	(3,568)
02/04/11	88,480	Pound Sterling	136,889	141,728	(4,839)
02/16/11	89,444	Pound Sterling	141,713	143,259	(1,546)
02/18/11	36,564	Pound Sterling	58,483	58,563	(80)
02/03/11	106,118	Euro	142,113	145,287	(3,174)
02/04/11	100,263	Euro	131,750	137,269	(5,519)
02/16/11	104,151	Euro	138,871	142,571	(3,700)

			$1,482,855	$1,499,991	$(17,136)

DFA Selectively Hedged Global Fixed Income Portfolio
Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at January 31, 2011	Unrealized Foreign Exchange Gain (Loss)
02/04/11	24,847	Canadian Dollar	$ 24,955	$ 24,812	$ 143
02/04/11	42,783	Pound Sterling	66,175	68,529	(2,354)
02/04/11	20,215	Euro	26,619	27,675	(1,056)
			$117,749	$121,016	$(3,267)

DFA Five-Year Global Fixed Income Portfolio
Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at January 31, 2011	Unrealized Foreign Exchange Gain (Loss)
02/01/11	(68,033)	Pound Sterling	$(108,546)	$(108,978)	$ 432
02/01/11	68,033	Pound Sterling	105,013	108,978	(3,965)
02/02/11	(7,920)	Pound Sterling	(12,663)	(12,686)	23
02/02/11	(81,747)	Pound Sterling	(130,042)	(130,944)	902
02/02/11	89,667	Pound Sterling	140,224	143,631	(3,407)
02/08/11	74,397	Pound Sterling	115,647	119,165	(3,518)
02/09/11	(2,696)	Pound Sterling	(4,312)	(4,318)	6
02/09/11	86,552	Pound Sterling	134,285	138,635	(4,350)
02/14/11	(5,680)	Pound Sterling	(8,995)	(9,098)	103

1226

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at January 31, 2011	Unrealized Foreign Exchange Gain (Loss)
02/14/11	71,929	Pound Sterling	112,962	115,208	(2,246)
02/14/11	15,620	Pound Sterling	24,874	25,019	(145)
02/17/11	10,439	Pound Sterling	16,603	16,720	(117)
02/17/11	64,997	Pound Sterling	103,106	104,103	(997)
02/23/11	75,764	Pound Sterling	120,833	121,342	(509)
03/01/11	89,169	Pound Sterling	140,568	142,807	(2,239)
03/02/11	69,865	Pound Sterling	111,444	111,890	(446)
03/03/11	81,235	Pound Sterling	129,200	130,098	(898)
			$990,201	$1,011,572	$(21,371)

VA Global Bond Portfolio
Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at January 31, 2011	Unrealized Foreign Exchange Gain (Loss)
02/09/11	(161)	Pound Sterling	$ (254)	$ (257)	$ 3
02/09/11	(106)	Pound Sterling	(170)	(170)	—
02/09/11	16,909	Pound Sterling	26,224	27,083	(859)
			$25,800	$26,656	$(856)

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

5.  Futures Contracts:  Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, the Enhanced U.S. Large Company Portfolio uses stock index futures to hedge against changes in equity securities’ prices in the normal course of pursuing its investment objectives. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At January 31, 2011, the following Portfolio had outstanding futures contracts (dollar amounts in thousands):

1227

	Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)

Enhanced U.S. Large Company Portfolio	S&P 500 Index®	03/18/2011	507	$162,544	$9,430

Enhanced’s securities have been segregated as collateral for open futures contracts.

6.  Commodity-Linked Derivative Instruments:    DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the DFA Cayman Commodity Fund I LTD., the “Subsidiary”. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of January 31, 2011, the DFA Commodity Strategy Portfolio held $27,366,408 in the Subsidiary, representing 21% of DFA Commodity Strategy Portfolio’s net assets.

Risks may arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

At January 31, 2011, DFA Cayman Commodity Fund I LTD. had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)
CBOT Wheat Futures	05/17/11	6	$261	$(2)
Coffee C Futures	05/31/11	1	92	2
Copper Futures	05/31/11	3	112	10
Corn Futures	05/31/11	11	302	4
Gold 100 Oz Futures	04/29/11	3	133	1
Heating Oil Futures	05/30/11	1	115	3
Lean Hogs Futures	04/14/11	3	38	3
Live Cattle Futures	05/10/11	3	46	3
LME Nickel Futures	02/16/11	1	164	8
LME PRI Aluminum Futures	02/16/11	4	63	9
LME Zinc Futures	02/16/11	2	121	6
Natural Gas Futures	05/31/11	11	492	(1)
RBOB Gasoline Futures	05/30/11	2	111	5
Silver Futures	05/31/11	1	141	6
Soybean Futures	05/17/11	5	213	5
Soybean Oil Futures	05/24/11	4	140	1
Sugar #11 World Futures	07/15/11	5	176	4
WTI Crude Oil Futures	05/31/11	7	671	31
			$3,391	$98

DFA Cayman Commodity Fund I LTD. securities and $512 (dollar amounts in thousands) have been segregated as collateral for open futures contracts.

1228

At January 31, 2011, DFA Cayman Commodity Fund I LTD. had the following outstanding total return index swaps (dollar amounts in thousands):

Counterparty	Interest Rate Payable	Expiration Date		Notional Amount	Unrealized Appreciation (Depreciation)
Citibank, N.A.	0.14%	02/24/11	USD	$72,855	$1,935
Deutsche Bank AG, London Branch	0.14%	02/23/11	USD	35,777	960
UBS AG	0.14%	02/24/11	USD	16,000	488
					$3,383

Federal Tax Cost

At January 31, 2011, the total cost of securities for federal income tax purposes was:

Enhanced U.S. Large Company Portfolio	$166,853,868
U.S. Large Cap Value Portfolio	5,304,605,849
U.S. Targeted Value Portfolio	2,469,933,621
U.S. Small Cap Value Portfolio	7,809,941,477
U.S. Core Equity 1 Portfolio	3,132,259,435
U.S. Core Equity 2 Portfolio	5,483,591,450
U.S. Vector Equity Portfolio	1,793,584,084
T.A. U.S. Core Equity 2 Portfolio	2,040,967,035
U.S. Small Cap Portfolio	4,162,690,229
U.S. Micro Cap Portfolio	3,294,007,823
DFA Real Estate Securities Portfolio	2,893,143,837
Large Cap International Portfolio	1,670,970,287
International Core Equity Portfolio	5,831,532,456
T.A. World ex U.S. Core Equity Portfolio	857,018,393
International Small Company Portfolio	5,131,299,636
Japanese Small Company Portfolio	194,369,669
Asia Pacific Small Company Portfolio	113,587,998
United Kingdom Small Company Portfolio	30,443,707
Continental Small Company Portfolio	112,734,896
DFA International Real Estate Securities Portfolio	1,125,257,923
DFA Global Real Estate Securities Portfolio	546,732,561
DFA International Small Cap Value Portfolio	8,721,287,408
International Vector Equity Portfolio	360,399,262
Emerging Markets Portfolio	1,149,147,520
Emerging Markets Value Portfolio	9,825,716,184
Emerging Markets Small Cap Portfolio	1,248,299,588
Emerging Markets Core Equity Portfolio	3,814,288,008
DFA One-Year Fixed Income Portfolio	5,728,417,694
DFA Two-Year Global Fixed Income Portfolio	4,592,116,158
DFA Selectively Hedged Global Fixed Income Portfolio	601,819,474
DFA Five-Year Government Portfolio	1,100,673,734
DFA Five-Year Global Fixed Income Portfolio	4,885,554,871
DFA Intermediate Government Fixed Income Portfolio	1,836,676,641

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DFA Short-Term Extended Quality Portfolio	$1,086,965,983
DFA Intermediate-Term Extended Quality Portfolio	212,482,393
DFA Inflation-Protected Securities Portfolio	1,389,011,462
DFA Short-Term Municipal Bond Portfolio	1,425,156,543
DFA California Short-Term Municipal Bond Portfolio	298,347,748
DFA Commodity Strategy Portfolio	131,902,552
World ex U.S. Value Portfolio	31,637,007
U.S. Social Core Equity 2 Portfolio	150,041,781
Emerging Markets Social Core Equity Portfolio	493,971,788
CSTG&E U.S. Social Core Equity 2 Portfolio	101,866,391
CSTG&E International Social Core Equity Portfolio	110,641,515
U.S. Sustainability Core 1 Portfolio	136,840,293
International Sustainability Core 1 Portfolio	115,999,148
Tax-Managed U.S. Marketwide Value Portfolio	1,747,473,968
Tax-Managed U.S. Targeted Value Portfolio	2,035,515,104
Tax-Managed U.S. Small Cap Portfolio	983,415,879
Tax-Managed DFA International Value Portfolio	1,797,269,922
Tax-Managed U.S. Equity Portfolio	922,962,784
LWAS/DFA International High Book to Market Portfolio	64,169,862
DFA International Value ex Tobacco Portfolio	64,496,752
VA U.S. Targeted Value Portfolio	120,575,766
VA U.S. Large Value Portfolio	123,075,453
VA International Value Portfolio	114,322,743
VA International Small Portfolio	88,733,823
VA Short-Term Fixed Portfolio	97,397,870
VA Global Bond Portfolio	120,026,162

Other

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed an action against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

Recent Issued Accounting Standards

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that the following subsequent event requires recognition or disclosure in the Schedules of Investments.

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Prior to February 28, 2011, the Tax-Managed U.S. Equity Portfolio operated as a Feeder Portfolio in a master/feeder structure, and the Tax-Managed U.S. Equity Portfolio invested all of its assets in The Tax-Managed U.S. Equity Series. Effective February 28, 2011, the Tax-Managed U.S. Equity Portfolio invests directly in securities rather than through The Tax-Managed U.S. Equity Series and maintains the same investment objective.

A class action complaint (the “Complaint”) has been filed in the bankruptcy case of the Tribune Company (the “Tribune”) in the United States Bankruptcy Court for the District of Delaware. The Complaint is against The U.S. Large Cap Value Series and all other Tribune shareholders as a group, which includes hundreds of mutual funds, institutional investors and others who sold shares of Tribune in 2007 when the Tribune became private in a leveraged buyout transaction (the “LBO Transaction”). The U.S. Large Cap Value Series, and all shareholders who participated in the LBO Transaction, received cash in the amount of $34 per share. The Complaint alleges that this transfer violated the rights of creditors and that the cash paid to shareholders in connection with the LBO Transaction should be paid back to the Tribune’s bankruptcy estate and used to pay creditors.

Litigation counsel to The U.S. Large Cap Value Series does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the lawsuit or quantify the potential ultimate exposure to The U.S. Large Cap Value Series. However, even if the plaintiff in the lawsuit were to obtain the recovery it seeks, the amount would be less than 1% of The U.S. Large Cap Value Series’ net asset value at this time. The U.S. Large Cap Value Series’ litigation counsel does not believe at this time that recovery of the full amount the plaintiff seeks is a likely outcome.

Since The U.S. Large Cap Value Series cannot predict with reasonable specificity what the actual outcome of the lawsuit may be or what the size of The U.S. Large Cap Value Series might be at the time the outcome of the lawsuit may be determined, no deduction from the net asset value of The U.S. Large Cap Value Series will be made at this time. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no deduction relating to the lawsuit. The attorneys’ fees and costs relating to the lawsuit will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a)	Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:	/s/ David G. Booth
David G. Booth
Chairman, Director, President and
Co-Chief Executive Officer

Date: March 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date: March 29, 2011

By:	/s/ David R. Martin
David R. Martin
Principal Financial Officer
DFA Investment Dimensions Group Inc.

Date: March 29, 2011